UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2023

Date of reporting period: November 1, 2022 through October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under Investment Company Act of 1940  (the “Act”)  (17 CFR 270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act
(17 CFR 270.30e-3)
that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Annual Report
October 31, 2023
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 6
Shareholder Expense Examples 46
Statements of Investments 50
Statements of Assets and Liabilities 60
Statements of Operations 68
Statements of Changes in Net Assets 72
Financial Highlights 86
Notes to Financial Statements 96
Report of Independent Registered Public Accounting Firm 111
Supplemental Information 112
Management Information 115
Market Index Definitions 118
Glossary 123

Nationwide Mutual Funds - October 31, 2023 - 1
Message to Investors
Dear Investor,
Despite the past year's volatility, our business approach has been guided by our three fundamental principles of collaboration, excellence, and a disciplined approach to leadership, reinforcing our steadfast focus on the long term. Our relationships with our employees, management teams, and investors are of utmost importance to us, and we prioritize building long-term value with them. Our business operates with a similar view toward the future, and we strive to achieve our goals with a strong emphasis on forward-thinking strategies to ensure that our clients have the support they deserve to sustain a long-term perspective. Most importantly, we never take our customer's trust and confidence for granted. Instead, we dedicate ourselves daily to merit it.
A year ago, persistent inflation began to broaden beyond the initial pandemic-driven dislocations, and signs of labor demand began to exceed labor supply. Elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve (“Fed”). As such, one of the key macroeconomic quandaries during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
Much like a chess match where the initial moves can set the tone for the initial gambit, the capital markets witnessed a defining series of events that established the market’s tone during the opening months of the reporting period. Market sentiment was dire at the start of the reporting period, as both fixed income and equities declined in 2022, with the traditional 60% stock/40%
bond portfolio not providing its usual diversification benefit for investors. Further compounding investor angst was the pace of the Fed’s interest rate hiking cycle, which was the fastest rate hiking cycle in over 40 years, stoking fears among investors that an economic downturn and a more punitive repricing of risk assets was likely on the horizon.
The initial phase of the reporting period had most economists calling for a recession. As such, sentiment among professional investors was particularly poor, as measured by the CBOE U.S.
equity put-call ratio. Investor sentiment, however, has an uncanny way of proving contrarian at extremes. When stretched too far in one direction, even an indication of positive news can help propel investment returns forward, which is precisely what we witnessed during most of the reporting period.
The reporting period unfolded as a masterclass that presented an extraordinary tapestry of economic contradictions, weaving together threads of divergent economic trends and unexpected economic developments. Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross domestic product (“GDP”) grew 2.2% in the first quarter of 2023, modestly increased by an annualized 2.1% rate in the second quarter, and registered a blistering 4.9% annualized growth rate for the third quarter of 2023.
Better-than-expected economic data throughout most of the reporting period indicated the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of 2023 and even into early 2024. Further, the minutes from the July Federal Open Market
Committee (“FOMC”) meeting struck a similar chord, as the Committee noted: "The economy

2 - October 31, 2023 - Nationwide Mutual Funds
had been showing considerable momentum." Simultaneously, the FOMC stressed that "inflation remained unacceptably high" and appeared resolute in holding its benchmark rate higher for longer to ensure inflation is sustainably brought down toward its 2% objective. The participants also cited upside risks to inflation that, if realized, would necessitate further policy tightening.
With that said, after aggressively hiking rates since 2022, Chair Powell signaled at the Jackson
Hole Symposium that policy has likely shifted to a phase where policymakers are sensitive to the risk of overtightening. Powell mentioned the Fed would proceed carefully on whether to hike again at the September FOMC meeting. Consequently, at the September FOMC meeting, the
Fed did not raise the federal funds rate but left the possibility open for another rate hike before the end of the year.
The persistently tight labor market propelled consumer spending and has been one of the major bullish talking points during the reporting period. For example, all three retail sales reports for the third quarter of 2023 were above estimates, suggesting that real GDP growth remained resilient, helping to support the bullish sentiment that the economy might extend the expansion through year-end. Yet, as the reporting period entered the latter half, many investors pointed to the cumulative impact of Fed tightening, tighter bank lending standards, weakening Jobs
Openings and Labor Turnover Summary (“JOLTS”), waning consumer confidence, and tepid corporate revenue growth as potential headwinds for the economy. The reporting period was a complex interplay of promising economic trends and lingering economic headwinds, giving the bears and bulls ample data points to argue their respective viewpoints.
Despite the Federal Reserve’s quest to moderate economic growth and quell inflation, job growth remained relatively healthy, and the elusive soft landing – a derailing of inflation without a significant spike in unemployment – caused the Fed to upgrade their forecasts from a recession to a mild slowdown by year-end.
During the reporting period, the equity markets pushed through various economic challenges. If an investor were to rely on headlines to assess the market, they might have felt that 2023 was as disheartening as 2022. Several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P
500
®
Index (S&P 500) started the period with a modest cumulative return of 6.86% between
November and January 2023. Indeed, markets began 2023 with decent gains in January, primarily driven by a continued decline in inflation coupled with surprisingly resilient economic data, notably the labor market.
The notable shift in investor sentiment during the first half of the reporting period, coupled with the resilient economic data, spurred investors' hopes that the Fed might be able to deliver an economic soft landing, whereby the economy slows but avoids a painful recession in conjunction with inflation falling close to the Fed’s target rate of 2%. During the first half of the reporting period, the narrative revolved around the “Magnificent Seven,” seven large-cap Technology and Communication Services stocks responsible for most of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional baking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets.
Mega-cap tech stocks were the primary drivers of strong equity performance for much of the reporting period. However, there was a clear shift towards cyclicals in June, with the Industrials sector returning 11% for the month, buoyed by resilient economic data. This was a notable trend since, at the start of the reporting period, there was no shortage of recession forecasts due to restrictive monetary policy. As the reporting period evolved, the outperformance of the NASDAQ
Composite Index (“NASDAQ”) had many bears voicing concerns over the narrow leadership and poor market breadth of the market, as the Russell 2000
®
Index was flat through June, with
a gain of 3.4%.
Despite the bear's consternation over poor market breadth, the NASDAQ gained a respectable
26% return through June, handily outperforming the S&P 500 and the Russell 2000
®
Index.

Nationwide Mutual Funds - October 31, 2023 - 3
Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or simply a bear market rally. During the reporting period, market participants had varying opinions on what constitutes a new bull market. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak (on January 1, 2022, for the S&P 500). Despite the debate, on
October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on
October 12, 2022, up more than 21%. Curiously, the bull market rally that began on October 12,
2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
As the latter half of the reporting period unfolded, the equity market's narrowness modestly broadened. Further, greater participation was a welcome sign that a more solid fundamental backdrop might be forming for the market. Weaker seasonality in August and September, however, remained a headwind for the markets and dampened investor sentiment. Further, the
S&P 500’s blended next twelve months price-to-earnings ratio (“NTM”) swelled to over 20x in
July from 16x at the beginning of the reporting period. At the end of the reporting period, it settled around 19x. Indeed, much of the multiple expansion during the reporting period was driven not by earnings growth (the denominator of the P/E multiple) but by an expansion in the price (the price of the S&P 500). Despite these headwinds, the CBOE Volatility Index (“VIX”), unlike 2022, remained relatively calm during the reporting period, implying lower volatility. However, at the end of the reporting period, the VIX broke above 20%, ending a 106-day streak below 20%, primarily driven by interest rate volatility.
Heading into the final months of the reporting period, the bullish sentiment that boosted equities from the bear market low of October 2022 began to deflate. One of the primary drivers of the early market rally was the idea that the Fed would pivot and lower interest rates due to slowing economic growth. As the reporting period concluded, a resilient labor market coupled with better-than-expected economic data pointed toward robust economic activity, reinforcing the Fed's call for keeping interest rates "higher for longer." Further, higher interest rates and heightened geopolitical uncertainty took some wind out of the market's sails toward the end of the reporting period. For example, the equity risk premium for the S&P 500, or the extra return investors expect for holding stocks over risk-free government bonds, approached zero for the first time in two decades during the reporting period. As the reporting period concluded, market participants reduced their exposure to equities as sentiment and positing signaled a more defensive tone.
International markets experienced elevated levels of volatility as economic optimism gave way to geopolitical risks and slowing growth momentum due to a sharper deterioration in service activity, inventory de-stocking, weak foreign demand, and a tightening of credit conditions. At the same time, the continued belief in disinflation helped to soften investors' fears that future rate hikes and continued low unemployment supported international corporate profits. As such, the MSCI EAFE
®
Index finished the period with a gain of nearly 14.4%. Likewise, the MSCI
Emerging Markets
®
Index gained 10.8%.
The renewed uptick in interest rates remained a clear downside risk for equities, but the
“Magnificent 7” helped the S&P 500 deliver positive performance during the reporting period.
Bond investors have had a challenging reporting period. The Fed continued its aggressive pace of rate hikes, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default.
Not surprisingly, the bond market's volatility— a measure of the degree of uncertainty about the direction of interest rates—soared. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 126.
During the latter half of the reporting period, many market participants began to conclude that the Fed's tightening campaign was near its end. Incidentally, this highlighted why markets

4 - October 31, 2023 - Nationwide Mutual Funds
remained sensitive to Fed commentary, as investors shifted from focusing on rate hikes to assessing how long the Fed would have to hold rates in restrictive territory. An important theme during the reporting period centered around real rates. According to the Fed's preferred inflation measure, the core Personal Consumption Expenditures ("PCE") price index, the federal funds rate surpassed the core PCE index during the reporting period, implying that the Fed's policies became restrictive during the reporting period. Also, inflation-adjusted yields, or real yields, reached their highest levels since 2008.
Toward the end of the reporting period, the central market story was the continued breakout of interest rates. The market was not pricing in more Fed rate hikes or concerned with inflation reigniting; instead, the market was pricing in higher rates for longer. Moreover, the rate increase occurred almost entirely in longer-dated maturities, and most of the increase occurred entirely in real (inflation-adjusted) yields. For example, on October 19, 2023, the 10-year Treasury nominal yield topped 5% for the first time since July 20, 2007. Likewise, the 10-year Treasury real (inflation-adjusted) yield rose to 2.48%, its highest level since 2008. Paradoxically, yields increased despite the Fed signaling that they would likely hold rates steady for the remainder of the year. The rapid rise in Treasury yields raised a vigorous debate among market participants during the reporting period about the underlying drivers behind the market's repricing of yields.
Briefly, market participants pointed toward resilient economic data, Japan easing away from yield curve control, the outlook for U.S. debt sustainability, and diminished foreign demand for U.S. Treasury securities. Ultimately, higher rates tightened financial conditions during the reporting period, and the normalization in the shape of the yield curve, in conjunction with the repricing of higher real yields, created a headwind for equity investors.
The well-known spread between the 2-year and 10-year Treasury note yields (“2yr/10yr curve”)
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.19%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market. The
“de-inverting” of the yield curve occurred due to the abovementioned factors. Moreover, since
June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a “bear steepener.” Ultimately, the volatility in the bond market during the reporting period was exacerbated by Chair Powell’s comment that “it remains to be seen whether higher yields could actually substitute for addition hikes, and the potential need for more tightening if addition evidence of persistent above-trend growth or tightness in the labor market jeopardizes progress on inflation.”
As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 0.36% during the reporting period. Although the return of the Bloomberg
®
U.S. Aggregate Bond Index was lackluster,
investors should remember that historically, bonds generally perform well during Fed rate hike pauses. The end of the reporting period was likely challenging for bond investors as yields surged and prices, which move inversely to yields, decreased. Arguably, the decrease in bond prices likely caught some investors by surprise, as it came against the backdrop of the Fed’s decision to skip a rate hike at its September FOMC meeting and easing inflation, generally factors that are positive for bond prices. Lastly, today’s backdrop of higher interest rates and elevated uncertainty coupled with tighter lending standards should alert investors to potential vulnerabilities stemming from rate-sensitive balance sheets.
Intriguingly, considering the move in real yields throughout the reporting period, credit markets proved resilient despite an aggressive Federal Reserve, ongoing macro uncertainty, and the shadow cast by the tighter lending standards. The anticipated credit tightening from the regional banking crisis did not materialize to the extent many had expected during the first half of the reporting period; however, tighter financial conditions became more pronounced toward the end of the reporting period, primarily driven by the appreciation of the U.S. dollar and rising bond yields.
The reporting period was fraught with risks, underscoring our belief that a well-designed,

Nationwide Mutual Funds - October 31, 2023 - 5
long-term focused investment plan can help assuage bouts of market volatility. As always, our unwavering commitment to our investors means we will always remain vigilant, so you can trust us to guide you through even the most challenging investment environments effectively. Thank you for your continuing confidence and trust, as we will always remain dedicated to helping you achieve your financial goals.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the annual reporting period that ended October 31, 2023:
Index
Annual Total Return
(as of October 31, 2023)
Bloomberg
®
Emerging
Markets USD Aggregate
Bond 6.91%
Bloomberg
®
Municipal Bond 2.64%
Bloomberg
®
U.S. 1-3 Year
Government/Credit Bond 3.23%
Bloomberg
®
U.S. 10-20 Year
Treasury Bond -6.25%
Bloomberg
®
U.S. Aggregate
Bond 0.36%
Bloomberg
®
U.S. Corporate
High Yield 6.23%
MSCI EAFE
®
14.40%
MSCI Emerging Markets
®
10.80%
MSCI World ex USA
®
12.07%
Russell 1000
®
Growth 18.95%
Russell 1000
®
Value 0.13%
Russell 2000
®
-8.56%
S&P 500
®
10.14%
NASDAQ 17.99%
Source: Morningstar

6 - Fund Commentary - October 31, 2023 - Nationwide Destination 2025 Fund
For the annual period ended October 31, 2023, the Nationwide Destination 2025 Fund Class A returned 3.92% versus 4.78% for its benchmark, the S&P Target Date To 2025 Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Target-Date 2025 (consisting of 210 investments as of October 31, 2023), was 4.41% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest three detractors to Fund returns were the underlying iShares 20+ Year Treasury Bond ETF, Nationwide Inflation-
Protection Securities Fund, and the underlying Nationwide Mid Cap Market Index Fund, which registered -10.00%, -0.54%, -1.32%
respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide International Index Fund, Nationwide Multi-Cap Portfolio, and the Nationwide U.S. 130/30 Equity
Portfolio returned 14.95%, 7.90%, and 7.64% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team added an allocation across each of the Funds in the suite to the Nationwide U.S.
130/30 Equity Portfolio, managed by Jacobs Levy. This is an active large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During Q1 2023 the portfolio management team reduced the exposure to US domestic markets and added exposure to foreign developed markets. This was to reduce the overweight to the US and have better benchmark relative positioning.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Destination 2025 Fund - October 31, 2023 - Fund Commentary - 7
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell ® is a trademark of Russell Investment Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 50.0%
Equity Funds 37.5%
Money Market Fund 7.2%
Alternative Assets 5.3%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 42.2%
Nationwide Multi-Cap Portfolio, Class R6 13.9%
Nationwide International Index Fund, Class R6 9.1%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 7.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 6.3%
Nationwide Inflation-Protected Securities Fund,
Class R6 5.8%
Nationwide Amundi Strategic Income Fund, Class
R6 5.3%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 3.4%
iShares Core MSCI Emerging Markets ETF 2.7%
iShares 20+ Year Treasury Bond ETF 1.9%
Other Holdings 2.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

8 - Fund Commentary - October 31, 2023 - Nationwide Destination 2025 Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
3.92% 3.33% 3.95% 8/29/2007
w/SC
2
(2.02)% 2.11% 3.33%
Class R
3,4
3.62% 3.04% 3.65% 8/29/2007
Class R6
4,5
4.45% 3.81% 4.43% 8/29/2007
Institutional Service Class
4
4.15% 3.56% 4.17% 8/29/2007
S&P Target Date To 2025
Index 4.78% 4.20% 4.52%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.92%
Class R 1.17%
Class R6 0.42%
Institutional Service Class 0.67%
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2025 Fund - October 31, 2023 - Fund Commentary - 9
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2025 Fund versus the S&P Target
Date (TD) To 2025 Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - October 31, 2023 - Nationwide Destination 2030 Fund
For the annual period ended October 31, 2023, the Nationwide Destination 2030 Fund Class A returned 4.96% versus 5.94% for its benchmark, the S&P Target Date To 2030 Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Target-Date 2030 (consisting of 212 investments as of October 31, 2023), was 5.18% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest three detractors to Fund returns were the underlying iShares 20+ Year Treasury Bond ETF, Nationwide Small Cap
Index Fund, and the underlying Nationwide Mid Cap Market Index Fund which registered -10.00%, -8.63%, -1.32% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide International Index Fund, Nationwide Multi-Cap Portfolio, and the Nationwide U.S. 130/30 Equity
Portfolio returned 14.95%, 7.90%, and 7.64%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team added an allocation across each of the Funds in the suite to the Nationwide U.S.
130/30 Equity Portfolio, managed by Jacobs Levy. This is an active large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During Q1 2023 the portfolio management team reduced the exposure to US domestic markets and added exposure to foreign developed markets. This was to reduce the overweight to the US and have better benchmark relative positioning.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Destination 2030 Fund - October 31, 2023 - Fund Commentary - 11
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell ® is a trademark of Russell Investment Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 54.1%
Fixed Income Funds 38.0%
Money Market Fund 4.0%
Alternative Assets 3.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 34.0%
Nationwide Multi-Cap Portfolio, Class R6 19.2%
Nationwide International Index Fund, Class R6 12.9%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 8.7%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 4.8%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 4.0%
iShares Core MSCI Emerging Markets ETF 4.0%
Nationwide Amundi Strategic Income Fund, Class
R6 3.8%
Nationwide Mid Cap Market Index Fund, Class R6 3.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.6%
Other Holdings 3.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

12 - Fund Commentary - October 31, 2023 - Nationwide Destination 2030 Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
4.96% 4.01% 4.48% 8/29/2007
w/SC
2
(1.02)% 2.78% 3.86%
Class R
3,4
4.70% 3.75% 4.21% 8/29/2007
Class R6
4,5
5.42% 4.52% 4.99% 8/29/2007
Institutional Service Class
4
5.14% 4.26% 4.73% 8/29/2007
S&P Target Date To 2030
Index 5.94% 4.94% 5.13%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2030 Fund - October 31, 2023 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2030 Fund versus the S&P Target
Date (TD) To 2030 Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - October 31, 2023 - Nationwide Destination 2035 Fund
For the annual period ended October 31, 2023, the Nationwide Destination 2035 Fund Class A returned 5.67% versus 7.04% for its benchmark, the S&P Target Date To 2035 Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Target-Date 2035 (consisting of 203 investments as of October 31, 2023), was 6.36% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest three detractors to Fund returns were the underlying Nationwide Small Cap Index Fund, iShares 20+ Year Treasury
Bond ETF, and the underlying Nationwide Mid Cap Market Index Fund which registered -8.63%, -10.00%, -1.32% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide International Index Fund, Nationwide Multi-Cap Portfolio, and the Nationwide U.S. 130/30 Equity
Portfolio returned 14.95%, 7.90%, and 7.64% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team added an allocation across each of the Funds in the suite to the Nationwide U.S.
130/30 Equity Portfolio, managed by Jacobs Levy. This is an active large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During Q1 2023 the portfolio management team reduced the exposure to US domestic markets and added exposure to foreign developed markets. This was to reduce the overweight to the US and have better benchmark relative positioning.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Destination 2035 Fund - October 31, 2023 - Fund Commentary - 15
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell ® is a trademark of Russell Investment Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 66.6%
Fixed Income Funds 28.7%
Alternative Assets 2.7%
Money Market Fund 2.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 26.4%
Nationwide Multi-Cap Portfolio, Class R6 22.9%
Nationwide International Index Fund, Class R6 15.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 10.5%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 5.7%
iShares Core MSCI Emerging Markets ETF 5.3%
Nationwide Mid Cap Market Index Fund, Class R6 4.3%
Nationwide Amundi Strategic Income Fund, Class
R6 2.7%
Nationwide Small Cap Index Fund, Class R6 2.4%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 2.0%
Other Holdings 2.3%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

16 - Fund Commentary - October 31, 2023 - Nationwide Destination 2035 Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
5.67% 4.65% 4.93% 8/29/2007
w/SC
2
(0.36)% 3.42% 4.31%
Class R
3,4
5.29% 4.36% 4.65% 8/29/2007
Class R6
4,5
6.07% 5.15% 5.44% 8/29/2007
Institutional Service Class
4
5.80% 4.90% 5.18% 8/29/2007
S&P Target Date To 2035
Index 7.04% 5.60% 5.62%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.90%
Class R 1.15%
Class R6 0.40%
Institutional Service Class 0.65%
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2035 Fund - October 31, 2023 - Fund Commentary - 17
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2035 Fund versus the S&P Target
Date (TD) To 2035 Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - October 31, 2023 - Nationwide Destination 2040 Fund
For the annual period ended October 31, 2023, the Nationwide Destination 2040 Fund Class A returned 6.42% versus 8.00% for its benchmark, the S&P Target Date To 2040 Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Target-Date 2040 (consisting of 207 investments as of October 31, 2023), was 7.29% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest three detractors to Fund returns were the underlying Nationwide Small Cap Index Fund, iShares 20+ Year Treasury
Bond ETF, and the underlying Nationwide Mid Cap Market Index Fund which registered -8.63%, -10.00%, -1.32% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide International Index, Nationwide Multi-Cap Portfolio, and the Nationwide U.S. 130/30 Equity Portfolio
returned 14.95%, 7.90%, and 7.64% respectively, and were the largest relative contributors to the Fund’s returns for the period.
The Fund still holds these securities.
During Q1 2023, the portfolio management team added an allocation across each of the Funds in the suite to the Nationwide U.S.
130/30 Equity Portfolio, managed by Jacobs Levy. This is an active large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During Q1 2023 the portfolio management team reduced the exposure to US domestic markets and added exposure to foreign developed markets. This was to reduce the overweight to the US and have better benchmark relative positioning.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Destination 2040 Fund - October 31, 2023 - Fund Commentary - 19
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell ® is a trademark of Russell Investment Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 77.4%
Fixed Income Funds 19.9%
Alternative Assets 1.8%
Money Market Fund 0.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 26.5%
Nationwide Bond Portfolio, Class R6 18.6%
Nationwide International Index Fund, Class R6 18.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 11.9%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 6.6%
iShares Core MSCI Emerging Markets ETF 6.3%
Nationwide Mid Cap Market Index Fund, Class R6 5.4%
Nationwide Small Cap Index Fund, Class R6 2.6%
Nationwide Amundi Strategic Income Fund, Class
R6 1.8%
iShares 20+ Year Treasury Bond ETF 1.0%
Other Holdings 1.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

20 - Fund Commentary - October 31, 2023 - Nationwide Destination 2040 Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
6.42% 5.18% 5.37% 8/29/2007
w/SC
2
0.36% 3.94% 4.75%
Class R
3,4
6.07% 4.89% 5.09% 8/29/2007
Class R6
4,5
6.87% 5.68% 5.87% 8/29/2007
Institutional Service Class
4
6.58% 5.41% 5.60% 8/29/2007
S&P Target Date To 2040
Index 8.00% 6.06% 6.05%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.89%
Class R 1.14%
Class R6 0.39%
Institutional Service Class 0.64%
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2040 Fund - October 31, 2023 - Fund Commentary - 21
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2040 Fund versus the S&P Target
Date (TD) To 2040 Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - October 31, 2023 - Nationwide Destination 2045 Fund
For the annual period ended October 31, 2023, the Nationwide Destination 2045 Fund Class A returned 6.62% versus 8.64% for its benchmark, the S&P Target Date To 2045 Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Target-Date 2045 (consisting of 203 investments as of October 31, 2023), was 7.95% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest three detractors to Fund returns were the underlying Nationwide Small Cap Index Fund, iShares 20+ Year Treasury
Bond ETF, and the underlying Nationwide Mid Cap Market Index Fund which registered -8.63%, -10.00%, -1.32% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide International Index Fund, Nationwide Multi-Cap Portfolio, and the Nationwide U.S. 130/30 Equity
Portfolio returned 14.95%, 7.90%, and 7.64%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team added an allocation across each of the Funds in the suite to the Nationwide U.S.
130/30 Equity Portfolio, managed by Jacobs Levy. This is an active large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During Q1 2023 the portfolio management team reduced the exposure to US domestic markets and added exposure to foreign developed markets. This was to reduce the overweight to the US and have better benchmark relative positioning.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Destination 2045 Fund - October 31, 2023 - Fund Commentary - 23
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell ® is a trademark of Russell Investment Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 83.6%
Fixed Income Funds 15.2%
Alternative Assets 0.8%
Money Market Fund 0.4%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 28.3%
Nationwide International Index Fund, Class R6 19.7%
Nationwide Bond Portfolio, Class R6 14.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 12.8%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.0%
iShares Core MSCI Emerging Markets ETF 6.7%
Nationwide Mid Cap Market Index Fund, Class R6 6.3%
Nationwide Small Cap Index Fund, Class R6 2.8%
iShares 20+ Year Treasury Bond ETF 1.0%
Nationwide Amundi Strategic Income Fund, Class
R6 0.8%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 0.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

24 - Fund Commentary - October 31, 2023 - Nationwide Destination 2045 Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
6.62% 5.46% 5.65% 8/29/2007
w/SC
2
0.46% 4.23% 5.02%
Class R
3,4
6.31% 5.15% 5.36% 8/29/2007
Class R6
4,5
7.16% 5.96% 6.16% 8/29/2007
Institutional Service Class
4
6.95% 5.69% 5.89% 8/29/2007
S&P Target Date To 2045
Index 8.64% 6.42% 6.34%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.89%
Class R 1.14%
Class R6 0.39%
Institutional Service Class 0.64%
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2045 Fund - October 31, 2023 - Fund Commentary - 25
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2045 Fund versus the S&P Target
Date (TD) To 2045 Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

26 - Fund Commentary - October 31, 2023 - Nationwide Destination 2050 Fund
For the annual period ended October 31, 2023, the Nationwide Destination 2050 Fund Class A returned 6.76% versus 8.92% for its benchmark, the S&P Target Date To 2050 Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Target-Date 2050 (consisting of 204 investments as of October 31, 2023), was 8.08% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest three detractors to Fund returns were the underlying Nationwide Small Cap Index Fund, iShares 20+ Year Treasury
Bond ETF, and the underlying Nationwide Mid Cap Market Index Fund which registered -8.63%, -10.00%, -1.32% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide International Index Fund, Nationwide Multi-Cap Portfolio, and the Nationwide U.S. 130/30 Equity
Portfolio returned 14.95%, 7.90%, and 7.64% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team added an allocation across each of the Funds in the suite to the Nationwide U.S.
130/30 Equity Portfolio, managed by Jacobs Levy. This is an active large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During Q1 2023 the portfolio management team reduced the exposure to US domestic markets and added exposure to foreign developed markets. This was to reduce the overweight to the US and have better benchmark relative positioning.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Destination 2050 Fund - October 31, 2023 - Fund Commentary - 27
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell ® is a trademark of Russell Investment Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 87.0%
Fixed Income Funds 12.9%
Alternative Assets 0.2%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.6%
Nationwide International Index Fund, Class R6 20.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.2%
Nationwide Bond Portfolio, Class R6 11.8%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.3%
iShares Core MSCI Emerging Markets ETF 7.1%
Nationwide Mid Cap Market Index Fund, Class R6 6.8%
Nationwide Small Cap Index Fund, Class R6 2.9%
iShares 20+ Year Treasury Bond ETF 1.1%
Nationwide Amundi Strategic Income Fund, Class
R6 0.2%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

28 - Fund Commentary - October 31, 2023 - Nationwide Destination 2050 Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
6.76% 5.54% 5.74% 8/29/2007
w/SC
2
0.63% 4.30% 5.11%
Class R
3,4
6.52% 5.28% 5.46% 8/29/2007
Class R6
4,5
7.37% 6.07% 6.26% 8/29/2007
Institutional Service Class
4
7.01% 5.82% 6.00% 8/29/2007
S&P Target Date To 2050
Index 8.92% 6.67% 6.55%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.88%
Class R 1.13%
Class R6 0.38%
Institutional Service Class 0.63%
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2050 Fund - October 31, 2023 - Fund Commentary - 29
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2050 Fund versus the S&P Target
Date (TD) To 2050 Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

30 - Fund Commentary - October 31, 2023 - Nationwide Destination 2055 Fund
For the annual period ended October 31, 2023, the Nationwide Destination 2055 Fund Class A returned 6.94% versus 8.92% for its benchmark, the S&P Target Date To 2055 Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Target-Date 2055 (consisting of 203 investments as of October 31, 2023), was 8.22% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest three detractors to Fund returns were the underlying Nationwide Small Cap Index Fund, iShares 20+ Year Treasury
Bond ETF, and the underlying Nationwide Mid Cap Market Index Fund, which registered -8.63%, -10.00%, -1.32% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide International Index Fund, Nationwide Multi-Cap Portfolio, and the Nationwide U.S. 130/30 Equity
Portfolio returned 14.95%, 7.90%, and 7.64% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team added an allocation across each of the Funds in the suite to the Nationwide U.S.
130/30 Equity Portfolio, managed by Jacobs Levy. This is an active large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During Q1 2023 the portfolio management team reduced the exposure to US domestic markets and added exposure to foreign developed markets. This was to reduce the overweight to the US and have better benchmark relative positioning.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Destination 2055 Fund - October 31, 2023 - Fund Commentary - 31
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell ® is a trademark of Russell Investment Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 88.8%
Fixed Income Funds 11.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.6%
Nationwide International Index Fund, Class R6 21.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.4%
Nationwide Bond Portfolio, Class R6 10.1%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.3%
iShares Core MSCI Emerging Markets ETF 7.3%
Nationwide Mid Cap Market Index Fund, Class R6 7.2%
Nationwide Small Cap Index Fund, Class R6 2.9%
iShares 20+ Year Treasury Bond ETF 1.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

32 - Fund Commentary - October 31, 2023 - Nationwide Destination 2055 Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
6.94% 5.64% 5.82% 12/27/2010
w/SC
2
0.81% 4.40% 5.19%
Class R
3,4
6.71% 5.38% 5.55% 12/27/2010
Class R6
4,5
7.47% 6.17% 6.35% 12/27/2010
Institutional Service Class
4
7.21% 5.90% 6.08% 12/27/2010
S&P Target Date To 2055
Index 8.92% 6.67% 6.62% 12/27/2010
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.88%
Class R 1.13%
Class R6 0.38%
Institutional Service Class 0.63%
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2055 Fund - October 31, 2023 - Fund Commentary - 33
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2055 Fund versus the S&P Target
Date (TD) To 2055 Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

34 - Fund Commentary - October 31, 2023 - Nationwide Destination 2060 Fund
For the annual period ended October 31, 2023, the Nationwide Destination 2060 Fund Class A returned 7.02% versus 8.97% for its benchmark, the S&P Target Date To 2060 Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Target-Date 2060 (consisting of 203 investments as of October 31, 2023), was 8.14% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest three detractors to Fund returns were the underlying Nationwide Small Cap Index Fund, iShares 20+ Year Treasury
Bond ETF, and the underlying Nationwide Mid Cap Market Index Fund which registered -8.63%, -10.00%, -1.32% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide International Index Fund, Nationwide Multi-Cap Portfolio, and the Nationwide U.S. 130/30 Equity
Portfolio returned 14.95%, 7.90%, and 7.64%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team added an allocation across each of the Funds in the suite to the Nationwide U.S.
130/30 Equity Portfolio, managed by Jacobs Levy. This is an active large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During Q1 2023 the portfolio management team reduced the exposure to US domestic markets and added exposure to foreign developed markets. This was to reduce to overweight to the US and have better benchmark relative positioning.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Destination 2060 Fund - October 31, 2023 - Fund Commentary - 35
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell ® is a trademark of Russell Investment Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 90.0%
Fixed Income Funds 10.0%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.5%
Nationwide International Index Fund, Class R6 21.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.7%
Nationwide Bond Portfolio, Class R6 9.1%
Nationwide Mid Cap Market Index Fund, Class R6 7.6%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.4%
iShares Core MSCI Emerging Markets ETF 7.4%
Nationwide Small Cap Index Fund, Class R6 3.1%
iShares 20+ Year Treasury Bond ETF 0.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

36 - Fund Commentary - October 31, 2023 - Nationwide Destination 2060 Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
7.02% 5.71% 5.59% 11/28/2014
w/SC
2
0.91% 4.46% 4.89%
Class R
3
6.71% 5.44% 5.34% 11/28/2014
Class R6
3,4
7.42% 6.22% 6.08% 11/28/2014
Institutional Service Class
3
7.14% 5.96% 5.84% 11/28/2014
S&P Target Date To 2060+
Index 8.97% 6.89% 6.58% 11/28/2014
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.88%
Class R 1.13%
Class R6 0.38%
Institutional Service Class 0.63%
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination 2060 Fund - October 31, 2023 - Fund Commentary - 37
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2060 Fund from inception through
10/31/23 versus the S&P Target Date (TD) To 2060+ Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

38 - Fund Commentary - October 31, 2023 - Nationwide Destination 2065 Fund
For the annual period ended October 31, 2023, the Nationwide Destination 2065 Fund Class A returned 6.97% versus 8.77% for its benchmark, the S&P Target Date To 2065+ Index
*
. For broader comparison, the return for the Fund's closest Morningstar peer category, Target-Date 2065+ (consisting of 158 investments as of October 31, 2023), was 8.08% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest three detractors to Fund returns were the underlying Nationwide Small Cap Index Fund, iShares 20+ Year Treasury
Bond ETF, and the underlying Nationwide Mid Cap Market Index Fund which registered -8.63%, -10.00%, -1.32% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide International Index Fund, Nationwide Multi-Cap Portfolio, and the Nationwide U.S. 130/30 Equity
Portfolio returned 14.95%, 7.90%, and 7.64% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team added an allocation across each of the Funds in the suite to the Nationwide U.S.
130/30 Equity Portfolio, managed by Jacobs Levy. This is an active large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During Q1 2023 the portfolio management team reduced the exposure to US domestic markets and added exposure to foreign developed markets. This was to reduce the overweight to the US and have better benchmark relative positioning.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*
Fund’s benchmark S&P Target Date To 2060 Index is replaced with S&P Target Date To 2065+ Index, due to target date of the index is more relative to the Fund.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Destination 2065 Fund - October 31, 2023 - Fund Commentary - 39
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell ® is a trademark of Russell Investment Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 91.0%
Fixed Income Funds 8.9%
Other assets in excess of liabilities 0.1%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.9%
Nationwide International Index Fund, Class R6 21.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 13.8%
Nationwide Bond Portfolio, Class R6 8.3%
Nationwide Mid Cap Market Index Fund, Class R6 7.9%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.5%
iShares Core MSCI Emerging Markets ETF 7.4%
Nationwide Small Cap Index Fund, Class R6 3.2%
iShares 20+ Year Treasury Bond ETF 0.7%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

40 - Fund Commentary - October 31, 2023 - Nationwide Destination 2065 Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
6.97% 5.40% 5.89% 2/28/2020
w/SC
2
0.83% 3.33% 4.19%
Class R
3
6.76% 5.07% 5.59% 2/28/2020
Class R6
3
7.50% 5.88% 6.37% 2/28/2020
Institutional Service Class
3
7.22% 5.62% 6.12% 2/28/2020
S&P Target Date To 2060+
Index 8.97% 6.69% 4.97% 2/28/2020
S&P Target Date To 2065+
Index 8.77% 6.92% 5.15% 2/28/2020
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.88%
Class R 1.13%
Class R6 0.38%
Institutional Service Class 0.63%
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

Nationwide Destination 2065 Fund - October 31, 2023 - Fund Commentary - 41
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2065 Fund from inception through
10/31/23 versus the S&P Target Date (TD) To 2060+ Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
*
Fund’s benchmark S&P Target Date To 2060 Index is replaced with S&P Target Date To 2065+ Index, due to target date of the index is more relative to the Fund.

42 - Fund Commentary - October 31, 2023 - Nationwide Destination Retirement Fund
For the annual period ended October 31, 2023, the Nationwide Destination Retirement Fund Class A returned 3.42% versus
3.71% for its benchmark, the S&P Target Date Retirement Income Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date Retirement (consisting of 152 investments as of October 31, 2023), was 3.11% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest three detractors to Fund returns were the underlying iShares 20+ Year Treasury Bond ETF, Nationwide Inflation-
Protection Securities Fund, and the underlying Nationwide Mid Cap Market Index Fund, which registered -10.00%, -0.54%, -1.32%
respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide International Index Fund, Nationwide Multi-Cap Portfolio, and the Nationwide Amundi Strategic Income
Fund returned 14.95%, 7.90%, and 8.15%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team added an allocation across each of the Funds in the suite to the Nationwide U.S.
130/30 Equity Portfolio, managed by Jacobs Levy. This is an active large cap equity fund in which the team has high conviction due to the strategy’s unique systematic approach, attractive excess returns, and differentiated return stream.
During Q1 2023 the portfolio management team reduced the exposure to US domestic markets and added exposure to foreign developed markets. This was to reduce the overweight to the US and have better benchmark relative positioning.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the fund-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Destination Retirement Fund - October 31, 2023 - Fund Commentary - 43
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell ® is a trademark of Russell Investment Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 53.5%
Equity Funds 32.6%
Money Market Fund 8.1%
Alternative Assets 5.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 44.8%
Nationwide Multi-Cap Portfolio, Class R6 12.1%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 8.1%
Nationwide International Index Fund, Class R6 7.9%
Nationwide Inflation-Protected Securities Fund,
Class R6 6.8%
Nationwide Amundi Strategic Income Fund, Class
R6 5.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 5.5%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 3.0%
iShares Core MSCI Emerging Markets ETF 2.4%
iShares 20+ Year Treasury Bond ETF 2.0%
Nationwide Mid Cap Market Index Fund, Class R6 1.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

44 - Fund Commentary - October 31, 2023 - Nationwide Destination Retirement Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
3.42% 2.51% 3.15% 8/29/2007
w/SC
2
(2.48)% 1.30% 2.54%
Class R
3,4
3.10% 2.21% 2.85% 8/29/2007
Class R6
4,5
3.85% 2.98% 3.62% 8/29/2007
Institutional Service Class
4
3.67% 2.74% 3.37% 8/29/2007
S&P Target Date
Retirement Income Index 3.71% 2.83% 3.13%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.92%
Class R 1.17%
Class R6 0.42%
Institutional Service Class 0.67%
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Destination Retirement Fund - October 31, 2023 - Fund Commentary - 45
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination Retirement Fund versus the
S&P Target Date (TD) Retirement Income Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

46 - Shareholder Expense Example - October 31, 2023 - Target Destination Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2023) and continued to hold your shares at the end of the reporting period (October 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2023 through October 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2023 through October 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
(a)
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
(a)
Nationwide Destination 2025 Fund
Class A Shares
Actual
(b)
1,000.00 963.80 2.87 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
Class R Shares
Actual
(b)
1,000.00 962.20 4.35 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 965.20 0.64 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 963.70 1.88 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38

Target Destination Funds - October 31, 2023 - Shareholder Expense Example - 47
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
(a)
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
(a)
Nationwide Destination 2030 Fund
Class A Shares
Actual
(b)
1,000.00 967.30 3.12 0.63
Hypothetical
(b)(c)
1,000.00 1,022.03 3.21 0.63
Class R Shares
Actual
(b)
1,000.00 966.60 4.36 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 968.70 0.65 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 967.80 1.88 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
Nationwide Destination 2035 Fund
Class A Shares
Actual
(b)
1,000.00 969.80 2.98 0.60
Hypothetical
(b)(c)
1,000.00 1,022.18 3.06 0.60
Class R Shares
Actual
(b)
1,000.00 968.00 4.37 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 972.20 0.65 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 971.30 1.89 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
Nationwide Destination 2040 Fund
Class A Shares
Actual
(b)
1,000.00 972.70 2.93 0.59
Hypothetical
(b)(c)
1,000.00 1,022.23 3.01 0.59
Class R Shares
Actual
(b)
1,000.00 971.10 4.37 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 974.70 0.65 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 974.00 1.89 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38

48 - Shareholder Expense Example - October 31, 2023 - Target Destination Funds
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
(a)
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
(a)
Nationwide Destination 2045 Fund
Class A Shares
Actual
(b)
1,000.00 974.00 2.99 0.60
Hypothetical
(b)(c)
1,000.00 1,022.18 3.06 0.60
Class R Shares
Actual
(b)
1,000.00 971.10 4.37 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 975.60 0.65 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 975.00 1.89 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
Nationwide Destination 2050 Fund
Class A Shares
Actual
(b)
1,000.00 974.00 3.13 0.63
Hypothetical
(b)(c)
1,000.00 1,022.03 3.21 0.63
Class R Shares
Actual
(b)
1,000.00 972.40 4.37 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 976.50 0.65 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 975.20 1.89 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
Nationwide Destination 2055 Fund
Class A Shares
Actual
(b)
1,000.00 974.50 3.09 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
Class R Shares
Actual
(b)
1,000.00 973.10 4.43 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 977.10 0.65 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 975.80 1.94 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39

Target Destination Funds - October 31, 2023 - Shareholder Expense Example - 49
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
(a)
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
(a)
Nationwide Destination 2060 Fund
Class A Shares
Actual
(b)
1,000.00 974.40 3.19 0.64
Hypothetical
(b)(c)
1,000.00 1,021.98 3.26 0.64
Class R Shares
Actual
(b)
1,000.00 973.20 4.43 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 977.20 0.70 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 975.70 1.94 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
Nationwide Destination 2065 Fund
Class A Shares
Actual
(b)
1,000.00 975.50 3.19 0.64
Hypothetical
(b)(c)
1,000.00 1,021.98 3.26 0.64
Class R Shares
Actual
(b)
1,000.00 974.50 4.43 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 978.30 0.70 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 976.70 1.94 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
Nationwide Destination Retirement Fund
Class A Shares
Actual
(b)
1,000.00 961.30 2.87 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
Class R Shares
Actual
(b)
1,000.00 959.60 4.35 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(b)
1,000.00 963.60 0.64 0.13
Hypothetical
(b)(c)
1,000.00 1,024.55 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 963.70 1.88 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2023 through
October 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

50 - Statement of Investments - October 31, 2023 - Nationwide Destination 2025 Fund
Investment Companies 88 .2%
Shares Value ($)
Alternative Assets 5.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 851,037 8,025,276
Total Alternative Assets
(cost $8,238,641) 8,025,276
Equity Funds 34.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 551,334 5,110,869
Nationwide International Index
Fund, Class R6(a) 1,773,379 13,655,015
Nationwide Mid Cap Market
Index Fund, Class R6(a) 194,944 2,840,337
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,775,778 20,865,395
Nationwide Small Cap Index
Fund, Class R6(a) 44,178 418,363
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 912,401 9,406,856
Total Equity Funds
(cost $44,761,927) 52,296,835
Fixed Income Funds 48.1%
Nationwide Bond Portfolio, Class
R6(a) 7,780,902 63,336,542
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,016,825 8,765,028
Total Fixed Income Funds
(cost $84,919,831) 72,101,570
Total Investment Companies
(cost $137,920,399) 132,423,681
Exchange Traded Funds 4 .6%
Shares Value ($)
Equity Fund 2.7%
iShares Core MSCI Emerging
Markets ETF 87,414 4,015,799
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 34,143 2,853,672
Total Exchange Traded Funds
(cost $8,583,569) 6,869,471
Short-Term Investment 7 .2%
Money Market Fund 7 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.28% (b) 10,728,562 10,728,562
Total Short-Term Investment
(cost $10,728,562)
10,728,562
Total Investments
(cost $157,232,530) — 100.0% 150,021,714
Liabilities in excess of other assets — 0.0%
†
(6,106)
NET ASSETS — 100.0% $ 150,015,608
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2030 Fund - October 31, 2023 - Statement of Investments - 51
Investment Companies 90 .5%
Shares Value ($)
Alternative Assets 3.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 740,964 6,987,293
Total Alternative Assets
(cost $7,281,880) 6,987,293
Equity Funds 50.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 939,101 8,705,466
Nationwide International Index
Fund, Class R6(a) 3,054,716 23,521,310
Nationwide Mid Cap Market
Index Fund, Class R6(a) 375,250 5,467,393
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,981,653 35,034,425
Nationwide Small Cap Index
Fund, Class R6(a) 279,687 2,648,635
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,542,026 15,898,289
Total Equity Funds
(cost $80,592,597) 91,275,518
Fixed Income Funds 36.5%
Nationwide Bond Portfolio, Class
R6(a) 7,589,288 61,776,804
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 549,939 4,740,472
Total Fixed Income Funds
(cost $78,045,538) 66,517,276
Total Investment Companies
(cost $165,920,015) 164,780,087
Exchange Traded Funds 5 .5%
Shares Value ($)
Equity Fund 4.0%
iShares Core MSCI Emerging
Markets ETF 159,291 7,317,828
Fixed Income Fund 1.5%
iShares 20+ Year Treasury Bond
ETF 32,622 2,726,547
Total Exchange Traded Funds
(cost $12,111,891) 10,044,375
Short-Term Investment 4 .0%
Money Market Fund 4 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.28% (b) 7,345,066 7,345,066
Total Short-Term Investment
(cost $7,345,066)
7,345,066
Total Investments
(cost $185,376,972) — 100.0% 182,169,528
Liabilities in excess of other assets — 0.0%
†
(54,362)
NET ASSETS — 100.0% $ 182,115,166
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - October 31, 2023 - Nationwide Destination 2035 Fund
Investment Companies 91 .5%
Shares Value ($)
Alternative Assets 2.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 488,483 4,606,396
Total Alternative Assets
(cost $4,842,554) 4,606,396
Equity Funds 61.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,034,365 9,588,559
Nationwide International Index
Fund, Class R6(a) 3,386,812 26,078,454
Nationwide Mid Cap Market
Index Fund, Class R6(a) 492,758 7,179,480
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,271,949 38,445,396
Nationwide Small Cap Index
Fund, Class R6(a) 433,678 4,106,931
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,711,593 17,646,524
Total Equity Funds
(cost $92,840,815) 103,045,344
Fixed Income Funds 27.5%
Nationwide Bond Portfolio, Class
R6(a) 5,455,712 44,409,497
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 208,972 1,801,338
Total Fixed Income Funds
(cost $53,427,875) 46,210,835
Total Investment Companies
(cost $151,111,244) 153,862,575
Exchange Traded Funds 6 .5%
Shares Value ($)
Equity Fund 5.3%
iShares Core MSCI Emerging
Markets ETF 194,845 8,951,179
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 23,476 1,962,124
Total Exchange Traded Funds
(cost $12,762,127) 10,913,303
Short-Term Investment 2 .0%
Money Market Fund 2 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.28% (b) 3,311,543 3,311,543
Total Short-Term Investment
(cost $3,311,543)
3,311,543
Total Investments
(cost $167,184,914) — 100.0% 168,087,421
Liabilities in excess of other assets — 0.0%
†
(44,655)
NET ASSETS — 100.0% $ 168,042,766
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2040 Fund - October 31, 2023 - Statement of Investments - 53
Investment Companies 91 .8%
Shares Value ($)
Alternative Assets 1.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 288,376 2,719,388
Total Alternative Assets
(cost $2,807,583) 2,719,388
Equity Funds 71.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,073,305 9,949,536
Nationwide International Index
Fund, Class R6(a) 3,528,783 27,171,627
Nationwide Mid Cap Market
Index Fund, Class R6(a) 561,464 8,180,537
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,394,470 39,885,020
Nationwide Small Cap Index
Fund, Class R6(a) 421,047 3,987,311
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,736,159 17,899,795
Total Equity Funds
(cost $97,195,940) 107,073,826
Fixed Income Funds 18.9%
Nationwide Bond Portfolio, Class
R6(a) 3,437,533 27,981,519
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 54,237 467,524
Total Fixed Income Funds
(cost $32,690,247) 28,449,043
Total Investment Companies
(cost $132,693,770) 138,242,257
Exchange Traded Funds 7 .3%
Shares Value ($)
Equity Fund 6.3%
iShares Core MSCI Emerging
Markets ETF 205,991 9,463,227
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 18,104 1,513,132
Total Exchange Traded Funds
(cost $12,672,368) 10,976,359
Short-Term Investment 0 .9%
Money Market Fund 0 .9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.28% (b) 1,314,780 1,314,780
Total Short-Term Investment
(cost $1,314,780)
1,314,780
Total Investments
(cost $146,680,918) — 100.0% 150,533,396
Liabilities in excess of other assets — 0.0%
†
(52,914)
NET ASSETS — 100.0% $ 150,480,482
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - October 31, 2023 - Nationwide Destination 2045 Fund
Investment Companies 91 .9%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 119,605 1,127,879
Total Alternative Assets
(cost $1,179,922) 1,127,879
Equity Funds 76.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,030,822 9,555,721
Nationwide International Index
Fund, Class R6(a) 3,492,532 26,892,493
Nationwide Mid Cap Market
Index Fund, Class R6(a) 588,541 8,575,046
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,270,011 38,422,632
Nationwide Small Cap Index
Fund, Class R6(a) 402,099 3,807,876
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,687,488 17,397,996
Total Equity Funds
(cost $95,417,877) 104,651,764
Fixed Income Fund 14.2%
Nationwide Bond Portfolio, Class
R6(a) 2,376,875 19,347,763
Total Fixed Income Funds
(cost $22,258,739) 19,347,763
Total Investment Companies
(cost $118,856,538) 125,127,406
Exchange Traded Funds 7 .7%
Shares Value ($)
Equity Fund 6.7%
iShares Core MSCI Emerging
Markets ETF 198,107 9,101,036
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF 16,971 1,418,436
Total Exchange Traded Funds
(cost $12,160,183) 10,519,472
Short-Term Investment 0 .4%
Money Market Fund 0 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.28% (b) 539,162 539,162
Total Short-Term Investment
(cost $539,162)
539,162
Total Investments
(cost $131,555,883) — 100.0% 136,186,040
Liabilities in excess of other assets — 0.0%
†
(28,856)
NET ASSETS — 100.0% $ 136,157,184
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2050 Fund - October 31, 2023 - Statement of Investments - 55
Investment Companies 91 .9%
Shares Value ($)
Alternative Assets 0.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 26,575 250,600
Total Alternative Assets
(cost $257,032) 250,600
Equity Funds 79.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,016,284 9,420,955
Nationwide International Index
Fund, Class R6(a) 3,346,687 25,769,487
Nationwide Mid Cap Market
Index Fund, Class R6(a) 600,726 8,752,572
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,227,040 37,917,719
Nationwide Small Cap Index
Fund, Class R6(a) 389,470 3,688,285
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,650,402 17,015,650
Total Equity Funds
(cost $94,009,056) 102,564,668
Investment Companies
Shares Value ($)
Fixed Income Fund 11.8%
Nationwide Bond Portfolio, Class
R6(a) 1,862,607 15,161,622
Total Fixed Income Funds
(cost $17,208,621) 15,161,622
Total Investment Companies
(cost $111,474,709) 117,976,890
Exchange Traded Funds 8 .2%
Equity Fund 7.1%
iShares Core MSCI Emerging
Markets ETF 198,311 9,110,407
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 17,299 1,445,851
Total Exchange Traded Funds
(cost $12,079,811) 10,556,258
Total Investments
(cost $123,554,520) — 100.1% 128,533,148
Liabilities in excess of other assets — (0.1)% (67,535)
NET ASSETS — 100.0% $ 128,465,613
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - October 31, 2023 - Nationwide Destination 2055 Fund
Investment Companies 91 .6%
Shares Value ($)
Equity Funds 81.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 674,847 6,255,829
Nationwide International Index
Fund, Class R6(a) 2,343,488 18,044,859
Nationwide Mid Cap Market
Index Fund, Class R6(a) 420,806 6,131,149
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,144,793 25,201,312
Nationwide Small Cap Index
Fund, Class R6(a) 264,160 2,501,598
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,110,862 11,452,983
Total Equity Funds
(cost $64,250,488) 69,587,730
Fixed Income Fund 10.1%
Nationwide Bond Portfolio, Class
R6(a) 1,060,093 8,629,159
Total Fixed Income Funds
(cost $9,725,720) 8,629,159
Total Investment Companies
(cost $73,976,208) 78,216,889
Exchange Traded Funds 8 .4%
Shares Value ($)
Equity Fund 7.3%
iShares Core MSCI Emerging
Markets ETF 135,137 6,208,194
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 11,416 954,149
Total Exchange Traded Funds
(cost $8,128,924) 7,162,343
Total Investments
(cost $82,105,132) — 100.0% 85,379,232
Liabilities in excess of other assets — 0.0%
†
(35,668)
NET ASSETS — 100.0% $ 85,343,564
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2060 Fund - October 31, 2023 - Statement of Investments - 57
Investment Companies 91 .7%
Shares Value ($)
Equity Funds 82.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 315,647 2,926,051
Nationwide International Index
Fund, Class R6(a) 1,094,847 8,430,324
Nationwide Mid Cap Market
Index Fund, Class R6(a) 206,542 3,009,316
Nationwide Multi-Cap Portfolio,
Class R6*(a) 1,000,055 11,750,649
Nationwide Small Cap Index
Fund, Class R6(a) 128,954 1,221,193
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 525,246 5,415,289
Total Equity Funds
(cost $30,614,014) 32,752,822
Fixed Income Fund 9.1%
Nationwide Bond Portfolio, Class
R6(a) 442,009 3,597,953
Total Fixed Income Funds
(cost $3,999,965) 3,597,953
Total Investment Companies
(cost $34,613,979) 36,350,775
Exchange Traded Funds 8 .3%
Shares Value ($)
Equity Fund 7.4%
iShares Core MSCI Emerging
Markets ETF 63,631 2,923,208
Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond
ETF 4,277 357,472
Total Exchange Traded Funds
(cost $3,640,690) 3,280,680
Total Investments
(cost $38,254,669) — 100.0% 39,631,455
Other assets in excess of liabilities — 0.0%
†
1,208
NET ASSETS — 100.0% $ 39,632,663
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

58 - Statement of Investments - October 31, 2023 - Nationwide Destination 2065 Fund
Investment Companies 91 .8%
Shares Value ($)
Equity Funds 83.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 49,238 456,438
Nationwide International Index
Fund, Class R6(a) 169,395 1,304,341
Nationwide Mid Cap Market
Index Fund, Class R6(a) 33,346 485,855
Nationwide Multi-Cap Portfolio,
Class R6*(a) 155,851 1,831,245
Nationwide Small Cap Index
Fund, Class R6(a) 20,731 196,318
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 81,947 844,875
Total Equity Funds
(cost $5,033,689) 5,119,072
Fixed Income Fund 8.2%
Nationwide Bond Portfolio, Class
R6(a) 62,185 506,182
Total Fixed Income Funds
(cost $547,943) 506,182
Total Investment Companies
(cost $5,581,632) 5,625,254
Exchange Traded Funds 8 .1%
Shares Value ($)
Equity Fund 7.4%
iShares Core MSCI Emerging
Markets ETF 9,859 452,922
Fixed Income Fund 0.7%
iShares 20+ Year Treasury Bond
ETF 500 41,790
Total Exchange Traded Funds
(cost $550,331) 494,712
Total Investments
(cost $6,131,963) — 99.9% 6,119,966
Other assets in excess of liabilities — 0.1% 5,973
NET ASSETS — 100.0% $ 6,125,939
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination Retirement Fund - October 31, 2023 - Statement of Investments - 59
Investment Companies 87 .6%
Shares Value ($)
Alternative Assets 5.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 596,039 5,620,643
Total Alternative Assets
(cost $5,420,519) 5,620,643
Equity Funds 30.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 315,568 2,925,318
Nationwide International Index
Fund, Class R6(a) 989,522 7,619,322
Nationwide Mid Cap Market
Index Fund, Class R6(a) 106,795 1,556,002
Nationwide Multi-Cap Portfolio,
Class R6*(a) 995,610 11,698,418
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 515,858 5,318,493
Total Equity Funds
(cost $24,761,117) 29,117,553
Fixed Income Funds 51.5%
Nationwide Bond Portfolio, Class
R6(a) 5,283,858 43,010,608
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 765,192 6,595,954
Total Fixed Income Funds
(cost $58,642,745) 49,606,562
Total Investment Companies
(cost $88,824,381) 84,344,758
Exchange Traded Funds 4 .3%
Shares Value ($)
Equity Fund 2.3%
iShares Core MSCI Emerging
Markets ETF 49,449 2,271,687
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 22,672 1,894,925
Total Exchange Traded Funds
(cost $5,244,613) 4,166,612
Short-Term Investment 8 .1%
Money Market Fund 8 .1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.28% (b) 7,791,522 7,791,522
Total Short-Term Investment
(cost $7,791,522)
7,791,522
Total Investments
(cost $101,860,516) — 100.0% 96,302,892
Liabilities in excess of other assets — 0.0%
†
(15,354)
NET ASSETS — 100.0% $ 96,287,538
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

60 - Statements of Assets and Liabilities - October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Assets:
Investment securities of affiliated issuers, at value $ 132,423,681
Investment securities of unaffiliated issuers, at value 17,598,033
Interest and dividends receivable 48,425
Security lending income receivable 23
Receivable for investments sold 221,354
Receivable for capital shares issued 27,821
Total Assets 150,319,337
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 249,153
Accrued expenses and other payables:
Investment advisory fees 16,707
Distribution fees 19,733
Administrative servicing fees 16,946
Trustee fees 580
Professional fees 610
Total Liabilities 303,729
Net Assets $ 150,015,608
Cost of investment securities of affiliated issuers 137,920,399
Cost of investment securities of unaffiliated issuers 19,312,131
Represented by:
Capital $ 154,974,409
Total distributable earnings (loss) (4,958,801)
Net Assets $ 150,015,608

Target Destination Funds - October 31, 2023 - Statements of Assets and Liabilities - 61
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 164,780,087 $ 153,862,575 $ 138,242,257 $ 125,127,406 $ 117,976,890
17,389,441 14,224,846 12,291,139 11,058,634 10,556,258
32,736 14,841 5,883 2,602 18
22 23 8 12 12
— 70,479 24,428 — —
100,542 268,462 54,609 64,805 78,785
182,302,828 168,441,226 150,618,324 136,253,459 128,611,963
89,092 — — 43,421 56,779
11,443 339,002 79,033 2,551 19,937
20,292 18,842 16,931 15,297 14,419
24,516 21,662 21,651 19,323 18,807
40,888 17,630 19,026 14,613 35,397
704 658 598 533 509
727 666 603 537 502
187,662 398,460 137,842 96,275 146,350
$ 182,115,166 $ 168,042,766 $ 150,480,482 $ 136,157,184 $ 128,465,613
165,920,015 151,111,244 132,693,770 118,856,538 111,474,709
19,456,957 16,073,670 13,987,148 12,699,345 12,079,811
$ 181,782,186 $ 163,996,041 $ 144,138,985 $ 129,626,491 $ 123,154,015
332,980 4,046,725 6,341,497 6,530,693 5,311,598
$ 182,115,166 $ 168,042,766 $ 150,480,482 $ 136,157,184 $ 128,465,613

62 - Statements of Assets and Liabilities - October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Net Assets:
Class A Shares $ 29,612,563
Class R Shares 31,111,652
Class R6 Shares 50,431,418
Institutional Service Class Shares 38,859,975
Total $ 150,015,608
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,748,649
Class R Shares 3,957,565
Class R6 Shares 6,325,501
Institutional Service Class Shares 4,910,019
Total 18,941,734
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 7 .90 (a)
Class R Shares $ 7 .86
Class R6 Shares $ 7 .97
Institutional Service Class Shares $ 7 .91
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8 .38
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2023 - Statements of Assets and Liabilities - 63
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 37,152,764 $ 36,170,620 $ 34,234,216 $ 32,101,684 $ 29,613,043
38,482,595 31,954,465 32,633,736 28,641,740 28,872,010
59,895,961 55,822,619 43,852,375 43,996,018 37,864,232
46,583,846 44,095,062 39,760,155 31,417,742 32,116,328
$ 182,115,166 $ 168,042,766 $ 150,480,482 $ 136,157,184 $ 128,465,613
4,770,141 4,221,671 4,056,989 3,631,673 3,760,805
4,987,163 3,772,646 3,914,355 3,298,259 3,752,534
7,619,433 6,444,138 5,121,874 4,917,768 4,776,412
5,972,148 5,134,824 4,665,653 3,551,256 4,074,206
23,348,885 19,573,279 17,758,871 15,398,956 16,363,957
$ 7 .79 (a) $ 8 .57 (a) $ 8 .44 (a) $ 8 .84 (a) $ 7 .87 (a)
$ 7 .72 $ 8 .47 $ 8 .34 $ 8 .68 $ 7 .69
$ 7 .86 $ 8 .66 $ 8 .56 $ 8 .95 $ 7 .93
$ 7 .80 $ 8 .59 $ 8 .52 $ 8 .85 $ 7 .88
$ 8 .27 $ 9 .09 $ 8 .95 $ 9 .38 $ 8 .35
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

64 - Statements of Assets and Liabilities - October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Assets:
Investment securities of affiliated issuers, at value $ 78,216,889
Investment securities of unaffiliated issuers, at value 7,162,343
Cash 473
Interest and dividends receivable 24
Security lending income receivable 6
Receivable for capital shares issued 48,898
Prepaid expenses —
Total Assets 85,428,633
Liabilities:
Payable for investments purchased 11,438
Payable for capital shares redeemed 37,460
Accrued expenses and other payables:
Investment advisory fees 9,574
Distribution fees 11,967
Administrative servicing fees 13,963
Trustee fees 335
Professional fees 332
Total Liabilities 85,069
Net Assets $ 85,343,564
Cost of investment securities of affiliated issuers 73,976,208
Cost of investment securities of unaffiliated issuers 8,128,924
Represented by:
Capital $ 82,782,473
Total distributable earnings (loss) 2,561,091
Net Assets $ 85,343,564

Target Destination Funds - October 31, 2023 - Statements of Assets and Liabilities - 65
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 36,350,775 $ 5,625,254 $ 84,344,758
3,280,680 494,712 11,958,134
— 4,917 —
35 13 34,958
6 1 13
24,786 10,622 15,580
— — 1,188
39,656,282 6,135,519 96,354,631
5,664 3,200 3,099
417 4,154 12,480
4,451 666 10,755
4,406 512 15,252
8,375 1,005 24,729
155 23 378
151 20 400
23,619 9,580 67,093
$ 39,632,663 $ 6,125,939 $ 96,287,538
34,613,979 5,581,632 88,824,381
3,640,690 550,331 13,036,135
$ 38,590,004 $ 6,208,536 $ 102,706,242
1,042,659 (82,597) (6,418,704)
$ 39,632,663 $ 6,125,939 $ 96,287,538

66 - Statements of Assets and Liabilities - October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Net Assets:
Class A Shares $ 20,848,146
Class R Shares 17,209,584
Class R6 Shares 28,446,140
Institutional Service Class Shares 18,839,694
Total $ 85,343,564
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,706,127
Class R Shares 1,418,102
Class R6 Shares 2,303,425
Institutional Service Class Shares 1,528,334
Total 6,955,988
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 12 .22 (a)
Class R Shares $ 12 .14
Class R6 Shares $ 12 .35
Institutional Service Class Shares $ 12 .33
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 12 .97
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2023 - Statements of Assets and Liabilities - 67
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 12,247,130 $ 1,468,087 $ 16,349,617
4,060,363 463,833 27,378,325
12,831,876 1,830,376 33,990,183
10,493,294 2,363,643 18,569,413
$ 39,632,663 $ 6,125,939 $ 96,287,538
1,177,879 136,795 2,371,689
392,705 43,397 3,994,413
1,227,517 170,101 4,916,871
1,004,688 219,851 2,692,086
3,802,789 570,144 13,975,059
$ 10 .40 (a) $ 10 .73 (a) $ 6 .89 (a)
$ 10 .34 $ 10 .69 $ 6 .85
$ 10 .45 $ 10 .76 $ 6 .91
$ 10 .44 $ 10 .75 $ 6 .90
$ 11 .03 $ 11 .38 $ 7 .31
5 .75% 5 .75% 5 .75%

68 - Statements of Operations - For the Year Ended October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 2,356,947
Dividend income from unaffiliated issuers 739,426
Income from securities lending (Note 2) 188
Interest income (unaffiliated) —
Total Income 3,096,561
EXPENSES:
Investment advisory fees 213,092
Distribution fees Class A 78,272
Distribution fees Class R 177,436
Administrative servicing fees Class A 62,618
Administrative servicing fees Class R 88,718
Administrative servicing fees Institutional Service Class 105,077
Professional fees 2,306
Trustee fees 5,914
Total Expenses 733,433
NET INVESTMENT INCOME 2,363,128
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 710,042
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 4,860,819
Transactions in investment securities of unaffiliated issuers (160,085)
Net realized gains (losses) 5,410,776
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (807,685)
Investment securities of unaffiliated issuers 244,209
Net change in unrealized appreciation/depreciation (563,476)
Net realized/unrealized gains (losses) 4,847,300
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 7,210,428

Target Destination Funds - For the Year Ended October 31, 2023 - Statements of Operations - 69
Nationwide
Destination 2030
Fund
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 2,284,102 $ 1,818,925 $ 1,447,612 $ 1,163,195 $ 1,023,280
627,821 448,891 355,507 294,978 273,050
193 320 575 98 110
— — — — 656
2,912,116 2,268,136 1,803,694 1,458,271 1,297,096
250,145 229,232 207,251 182,854 172,145
96,852 96,172 91,048 84,395 76,576
221,367 176,872 181,715 153,279 156,491
96,852 80,131 73,736 70,365 76,576
110,683 88,436 90,858 76,640 78,245
124,036 111,903 103,581 77,736 78,575
2,699 2,460 2,243 1,966 1,857
6,982 6,430 5,836 5,148 4,860
909,616 791,636 756,268 652,383 645,325
2,002,500 1,476,500 1,047,426 805,888 651,771
841,136 848,682 826,977 733,564 699,128
7,104,965 7,070,165 6,829,346 6,117,777 4,594,505
(148,988) (167,600) (116,208) (117,569) (146,260)
7,797,113 7,751,247 7,540,115 6,733,772 5,147,373
(715,307) (184,355) 629,412 685,252 2,127,341
461,729 672,506 675,824 602,510 642,264
(253,578) 488,151 1,305,236 1,287,762 2,769,605
7,543,535 8,239,398 8,845,351 8,021,534 7,916,978
$ 9,546,035 $ 9,715,898 $ 9,892,777 $ 8,827,422 $ 8,568,749

70 - Statements of Operations - For the Year Ended October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 657,217
Dividend income from unaffiliated issuers 176,754
Interest income (unaffiliated) 869
Income from securities lending (Note 2) 438
Total Income 835,278
EXPENSES:
Investment advisory fees 111,939
Distribution fees Class A 54,528
Distribution fees Class R 85,817
Administrative servicing fees Class A 50,166
Administrative servicing fees Class R 42,909
Administrative servicing fees Institutional Service Class 44,641
Professional fees 1,214
Trustee fees 3,170
Total Expenses 394,384
NET INVESTMENT INCOME 440,894
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 459,986
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 2,386,158
Transactions in investment securities of unaffiliated issuers (96,654)
Net realized gains (losses) 2,749,490
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 1,800,892
Investment securities of unaffiliated issuers 367,409
Net change in unrealized appreciation/depreciation 2,168,301
Net realized/unrealized gains (losses) 4,917,791
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 5,358,685

Target Destination Funds - For the Year Ended October 31, 2023 - Statements of Operations - 71
Nationwide
Destination 2060
Fund
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 298,193 $ 38,208 $ 1,691,520
79,386 9,186 543,219
651 299 —
214 30 146
378,444 47,723 2,234,885
50,798 6,609 141,096
31,336 3,047 45,968
19,589 1,783 160,204
31,336 3,047 36,775
9,795 891 80,102
24,059 4,557 53,045
550 71 1,521
1,435 191 3,867
168,898 20,196 522,578
209,546 27,527 1,712,307
218,166 23,068 478,895
884,109 (3,815) 2,440,147
(75,887) (4,509) (360,224)
1,026,388 14,744 2,558,818
892,493 134,471 (152,905)
209,140 5,204 377,415
1,101,633 139,675 224,510
2,128,021 154,419 2,783,328
$ 2,337,567 $ 181,946 $ 4,495,635

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - October 31, 2023 - Target Destination Funds
Nationwide Destination 2025 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 2,363,128 $ 5,579,552
Net realized gains 5,410,776 4,544,130
Net change in unrealized appreciation/depreciation (563,476) (44,584,873)
Change in net assets resulting from operations 7,210,428 (34,461,191)
Distributions to Shareholders From:
Distributable earnings:
Class A (1,197,077) (3,614,152)
Class R (1,308,230) (4,394,434)
Class R6 (2,503,312) (6,643,568)
Institutional Service Class (1,733,619) (4,515,279)
Change in net assets from shareholder distributions (6,742,238) (19,167,433)
Change in net assets from capital transactions (11,822,327) (279,144)
Change in net assets (11,354,137) (53,907,768)
Net Assets:
Beginning of year 161,369,745 215,277,513
End of year $ 150,015,608 $ 161,369,745
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,559,270 $ 3,865,853
Dividends reinvested 1,197,077 3,614,152
Cost of shares redeemed (6,292,698) (6,295,270)
Total Class A Shares (1,536,351) 1,184,735
Class R Shares
Proceeds from shares issued 2,873,505 3,015,285
Dividends reinvested 1,308,230 4,394,434
Cost of shares redeemed (9,454,907) (12,416,237)
Total Class R Shares (5,273,172) (5,006,518)
Class R6 Shares
Proceeds from shares issued 9,777,608 8,322,807
Dividends reinvested 2,503,312 6,643,568
Cost of shares redeemed (15,892,612) (14,221,250)
Total Class R6 Shares (3,611,692) 745,125
Institutional Service Class Shares
Proceeds from shares issued 10,422,652 8,690,457
Dividends reinvested 1,733,619 4,515,279
Cost of shares redeemed (13,557,383) (10,408,222)
Total Institutional Service Class Shares (1,401,112) 2,797,514
Change in net assets from capital transactions $ (11,822,327) $ (279,144)

Target Destination Funds - October 31, 2023 - Statements of Changes in Net Assets - 73
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 2,002,500 $ 6,715,636 $ 1,476,500 $ 6,464,240
7,797,113 3,754,553 7,751,247 1,895,103
(253,578) (52,445,903) 488,151 (48,040,476)
9,546,035 (41,975,714) 9,715,898 (39,681,133)
(960,837) (4,062,032) (675,190) (4,152,559)
(1,033,165) (4,815,645) (546,057) (4,094,358)
(1,825,564) (6,946,210) (1,324,088) (5,948,730)
(1,427,663) (5,156,565) (872,853) (4,352,959)
(5,247,229) (20,980,452) (3,418,188) (18,548,606)
(3,509,219) 2,583,131 (2,621,900) 12,348,503
789,587 (60,373,035) 3,675,810 (45,881,236)
181,325,579 241,698,614 164,366,956 210,248,192
$ 182,115,166 $ 181,325,579 $ 168,042,766 $ 164,366,956
$ 4,850,985 $ 5,706,293 $ 5,102,127 $ 5,394,785
960,837 4,062,032 675,168 4,152,559
(5,358,158) (8,241,490) (7,124,773) (8,304,749)
453,664 1,526,835 (1,347,478) 1,242,595
3,792,943 4,644,338 3,271,100 3,394,980
1,033,165 4,815,645 546,057 4,094,358
(10,920,826) (9,381,883) (8,452,693) (7,808,116)
(6,094,718) 78,100 (4,635,536) (318,778)
13,090,098 8,628,424 11,517,166 10,539,684
1,825,564 6,946,210 1,324,088 5,948,730
(10,853,241) (19,075,328) (11,723,884) (11,094,772)
4,062,421 (3,500,694) 1,117,370 5,393,642
10,502,881 9,384,397 13,024,044 10,312,226
1,427,663 5,156,565 872,853 4,352,959
(13,861,130) (10,062,072) (11,653,153) (8,634,141)
(1,930,586) 4,478,890 2,243,744 6,031,044
$ (3,509,219) $ 2,583,131 $ (2,621,900) $ 12,348,503

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - October 31, 2023 - Target Destination Funds
Nationwide Destination 2025 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 436,681 428,259
Reinvested 151,390 378,432
Redeemed (769,121) (698,259)
Total Class A Shares (181,050) 108,432
Class R Shares
Issued 354,936 345,771
Reinvested 166,415 461,052
Redeemed (1,157,600) (1,357,722)
Total Class R Shares (636,249) (550,899)
Class R6 Shares
Issued 1,186,812 929,989
Reinvested 313,502 691,753
Redeemed (1,934,506) (1,585,552)
Total Class R6 Shares (434,192) 36,190
Institutional Service Class Shares
Issued 1,277,111 964,349
Reinvested 218,715 472,736
Redeemed (1,656,774) (1,146,744)
Total Institutional Service Class Shares (160,948) 290,341
Total change in shares (1,412,439) (115,936)

Target Destination Funds - October 31, 2023 - Statements of Changes in Net Assets - 75
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
607,561 657,928 582,161 580,576
124,803 434,336 80,231 405,505
(665,713) (963,172) (803,166) (899,718)
66,651 129,092 (140,774) 86,363
478,146 545,695 375,437 367,715
135,937 517,811 66,097 402,988
(1,363,029) (1,084,963) (968,202) (841,112)
(748,946) (21,457) (526,668) (70,409)
1,612,908 990,035 1,283,969 1,121,238
233,135 738,906 153,986 578,263
(1,344,912) (2,150,772) (1,313,458) (1,185,889)
501,131 (421,831) 124,497 513,612
1,304,160 1,073,565 1,474,563 1,070,666
184,519 552,069 102,835 425,531
(1,713,456) (1,139,582) (1,312,631) (908,376)
(224,777) 486,052 264,767 587,821
(405,941) 171,856 (278,178) 1,117,387

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - October 31, 2023 - Target Destination Funds
Nationwide Destination 2040 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 1,047,426 $ 6,012,003
Net realized gains 7,540,115 2,179,251
Net change in unrealized appreciation/depreciation 1,305,236 (44,156,273)
Change in net assets resulting from operations 9,892,777 (35,965,019)
Distributions to Shareholders From:
Distributable earnings:
Class A (787,040) (3,649,787)
Class R (693,154) (3,772,631)
Class R6 (1,157,515) (4,856,249)
Institutional Service Class (958,010) (3,999,643)
Change in net assets from shareholder distributions (3,595,719) (16,278,310)
Change in net assets from capital transactions (3,691,479) 13,539,284
Change in net assets 2,605,579 (38,704,045)
Net Assets:
Beginning of year 147,874,903 186,578,948
End of year $ 150,480,482 $ 147,874,903
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,991,854 $ 5,034,041
Dividends reinvested 786,723 3,649,787
Cost of shares redeemed (6,943,383) (4,942,470)
Total Class A Shares (1,164,806) 3,741,358
Class R Shares
Proceeds from shares issued 2,696,220 4,236,027
Dividends reinvested 693,154 3,772,631
Cost of shares redeemed (6,767,127) (5,988,932)
Total Class R Shares (3,377,753) 2,019,726
Class R6 Shares
Proceeds from shares issued 8,810,947 6,055,990
Dividends reinvested 1,157,515 4,856,249
Cost of shares redeemed (8,763,284) (9,560,205)
Total Class R6 Shares 1,205,178 1,352,034
Institutional Service Class Shares
Proceeds from shares issued 10,559,351 8,777,406
Dividends reinvested 958,010 3,999,643
Cost of shares redeemed (11,871,459) (6,350,883)
Total Institutional Service Class Shares (354,098) 6,426,166
Change in net assets from capital transactions $ (3,691,479) $ 13,539,284

Target Destination Funds - October 31, 2023 - Statements of Changes in Net Assets - 77
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 805,888 $ 5,526,251 $ 651,771 $ 5,055,920
6,733,772 1,979,924 5,147,373 1,968,958
1,287,762 (39,457,477) 2,769,605 (36,564,283)
8,827,422 (31,951,302) 8,568,749 (29,539,405)
(746,300) (3,705,751) (691,190) (2,975,633)
(616,890) (3,599,972) (641,330) (3,133,791)
(1,199,076) (5,419,187) (1,049,308) (3,792,180)
(739,050) (3,053,687) (780,031) (2,579,989)
(3,301,316) (15,778,597) (3,161,859) (12,481,593)
3,850,963 10,609,228 2,486,696 14,244,667
9,377,069 (37,120,671) 7,893,586 (27,776,331)
126,780,115 163,900,786 120,572,027 148,348,358
$ 136,157,184 $ 126,780,115 $ 128,465,613 $ 120,572,027
$ 4,506,384 $ 4,541,909 $ 4,677,482 $ 4,578,358
746,300 3,705,744 691,190 2,975,633
(5,129,292) (5,174,534) (5,320,004) (5,836,690)
123,392 3,073,119 48,668 1,717,301
3,373,589 3,392,026 3,960,105 3,513,182
616,890 3,599,972 641,330 3,133,791
(4,986,979) (6,116,780) (6,320,498) (5,168,870)
(996,500) 875,218 (1,719,063) 1,478,103
9,407,902 5,645,605 8,912,994 6,535,707
1,199,076 5,419,187 1,049,308 3,792,180
(8,766,617) (9,634,259) (8,610,223) (6,290,529)
1,840,361 1,430,533 1,352,079 4,037,358
9,358,664 6,434,606 11,389,257 9,346,629
739,050 3,053,687 780,031 2,579,989
(7,214,004) (4,257,935) (9,364,276) (4,914,713)
2,883,710 5,230,358 2,805,012 7,011,905
$ 3,850,963 $ 10,609,228 $ 2,486,696 $ 14,244,667

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - October 31, 2023 - Target Destination Funds
Nationwide Destination 2040 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 574,368 550,153
Reinvested 95,636 360,456
Redeemed (802,792) (520,719)
Total Class A Shares (132,788) 389,890
Class R Shares
Issued 315,887 462,991
Reinvested 85,698 375,760
Redeemed (785,483) (624,166)
Total Class R Shares (383,898) 214,585
Class R6 Shares
Issued 998,313 655,658
Reinvested 137,446 475,903
Redeemed (994,020) (1,030,234)
Total Class R6 Shares 141,739 101,327
Institutional Service Class Shares
Issued 1,206,039 940,016
Reinvested 114,959 392,714
Redeemed (1,342,035) (676,485)
Total Institutional Service Class Shares (21,037) 656,245
Total change in shares (395,984) 1,362,047

Target Destination Funds - October 31, 2023 - Statements of Changes in Net Assets - 79
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
499,801 472,082 580,912 546,754
86,852 348,255 90,629 313,646
(562,349) (531,017) (658,193) (666,694)
24,304 289,320 13,348 193,706
379,497 364,786 501,891 426,119
73,438 343,181 86,336 336,967
(553,131) (642,826) (787,412) (600,271)
(100,196) 65,141 (199,185) 162,815
1,021,478 580,804 1,088,269 762,594
136,890 506,425 135,722 400,234
(953,819) (999,260) (1,058,835) (735,739)
204,549 87,969 165,156 427,089
1,030,610 668,813 1,406,679 1,089,246
85,658 287,842 101,791 272,890
(786,248) (430,933) (1,153,046) (548,630)
330,020 525,722 355,424 813,506
458,677 968,152 334,743 1,597,116

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - October 31, 2023 - Target Destination Funds
Nationwide Destination 2055 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 440,894 $ 3,133,099
Net realized gains (losses) 2,749,490 1,069,996
Net change in unrealized appreciation/depreciation 2,168,301 (22,341,414)
Change in net assets resulting from operations 5,358,685 (18,138,319)
Distributions to Shareholders From:
Distributable earnings:
Class A (455,639) (1,895,303)
Class R (318,886) (1,507,860)
Class R6 (746,675) (2,595,371)
Institutional Service Class (391,366) (1,230,371)
Change in net assets from shareholder distributions (1,912,566) (7,228,905)
Change in net assets from capital transactions 6,140,941 10,667,400
Change in net assets 9,587,060 (14,699,824)
Net Assets:
Beginning of year 75,756,504 90,456,328
End of year $ 85,343,564 $ 75,756,504
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,883,201 $ 3,739,979
Dividends reinvested 455,639 1,895,303
Cost of shares redeemed (4,025,880) (3,718,837)
Total Class A Shares 312,960 1,916,445
Class R Shares
Proceeds from shares issued 2,917,255 2,768,950
Dividends reinvested 318,886 1,507,860
Cost of shares redeemed (2,375,374) (3,044,740)
Total Class R Shares 860,767 1,232,070
Class R6 Shares
Proceeds from shares issued 7,340,925 5,269,194
Dividends reinvested 746,675 2,595,371
Cost of shares redeemed (6,436,196) (4,946,155)
Total Class R6 Shares 1,651,404 2,918,410
Institutional Service Class Shares
Proceeds from shares issued 5,440,296 4,600,553
Dividends reinvested 391,366 1,230,371
Cost of shares redeemed (2,515,852) (1,230,449)
Total Institutional Service Class Shares 3,315,810 4,600,475
Change in net assets from capital transactions $ 6,140,941 $ 10,667,400

Target Destination Funds - October 31, 2023 - Statements of Changes in Net Assets - 81
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 209,546 $ 1,336,010 $ 27,527 $ 99,213
1,026,388 149,889 14,744 (33,103)
1,101,633 (9,162,345) 139,675 (650,202)
2,337,567 (7,676,446) 181,946 (584,092)
(226,714) (964,587) (13,561) (29,279)
(60,379) (299,261) (3,376) (5,196)
(292,648) (1,030,972) (28,084) (68,408)
(183,765) (645,948) (20,760) (47,195)
(763,506) (2,940,768) (65,781) (150,078)
4,723,925 6,820,578 2,649,398 1,601,972
6,297,986 (3,796,636) 2,765,563 867,802
33,334,677 37,131,313 3,360,376 2,492,574
$ 39,632,663 $ 33,334,677 $ 6,125,939 $ 3,360,376
$ 3,118,996 $ 3,100,281 $ 810,637 $ 674,571
226,714 964,587 13,561 29,279
(2,691,328) (2,271,047) (290,576) (96,910)
654,382 1,793,821 533,622 606,940
1,068,945 978,798 319,873 163,929
60,379 299,261 3,376 5,196
(562,457) (954,406) (77,610) (66,531)
566,867 323,653 245,639 102,594
4,372,425 3,952,358 688,821 441,374
292,648 1,030,972 28,084 68,408
(3,552,658) (2,547,939) (207,021) (93,905)
1,112,415 2,435,391 509,884 415,877
4,266,131 3,426,486 1,526,070 910,900
183,765 645,948 20,760 47,195
(2,059,635) (1,804,721) (186,577) (481,534)
2,390,261 2,267,713 1,360,253 476,561
$ 4,723,925 $ 6,820,578 $ 2,649,398 $ 1,601,972

The accompanying notes are an integral part of these financial statements.
82 - Statements of Changes in Net Assets - October 31, 2023 - Target Destination Funds
Nationwide Destination 2055 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 310,951 289,573
Reinvested 38,415 129,173
Redeemed (318,346) (275,953)
Total Class A Shares 31,020 142,793
Class R Shares
Issued 233,762 212,349
Reinvested 27,214 103,066
Redeemed (191,381) (221,505)
Total Class R Shares 69,595 93,910
Class R6 Shares
Issued 580,102 402,049
Reinvested 61,873 176,425
Redeemed (507,597) (368,689)
Total Class R6 Shares 134,378 209,785
Institutional Service Class Shares
Issued 430,271 350,983
Reinvested 32,569 83,515
Redeemed (198,426) (96,091)
Total Institutional Service Class Shares 264,414 338,407
Total change in shares 499,407 784,895

Target Destination Funds - October 31, 2023 - Statements of Changes in Net Assets - 83
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
293,094 282,453 73,606 59,717
22,449 77,529 1,290 2,307
(251,110) (190,955) (26,713) (8,251)
64,433 169,027 48,183 53,773
100,781 89,444 29,120 15,318
6,045 24,095 324 407
(52,977) (80,911) (6,890) (5,294)
53,849 32,628 22,554 10,431
407,208 354,829 62,284 39,210
28,519 83,205 2,629 5,433
(329,609) (235,243) (18,698) (8,105)
106,118 202,791 46,215 36,538
398,600 300,990 137,828 80,490
17,999 51,959 1,945 3,720
(192,702) (156,079) (16,624) (40,282)
223,897 196,870 123,149 43,928
448,297 601,316 240,101 144,670

84 - Statements of Changes in Net Assets - October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 1,712,307 $ 3,799,869
Net realized gains 2,558,818 3,132,878
Net change in unrealized appreciation/depreciation 224,510 (29,405,928)
Change in net assets resulting from operations 4,495,635 (22,473,181)
Distributions to Shareholders From:
Distributable earnings:
Class A (781,309) (2,388,763)
Class R (1,281,859) (4,044,687)
Class R6 (1,771,281) (4,590,597)
Institutional Service Class (965,975) (2,773,659)
Change in net assets from shareholder distributions (4,800,424) (13,797,706)
Change in net assets from capital transactions (13,789,818) (11,187,959)
Change in net assets (14,094,607) (47,458,846)
Net Assets:
Beginning of year 110,382,145 157,840,991
End of year $ 96,287,538 $ 110,382,145
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,383,895 $ 2,324,590
Dividends reinvested 781,309 2,386,457
Cost of shares redeemed (4,493,543) (8,073,792)
Total Class A Shares (2,328,339) (3,362,745)
Class R Shares
Proceeds from shares issued 2,426,921 2,665,236
Dividends reinvested 1,281,859 4,044,687
Cost of shares redeemed (9,945,297) (10,578,377)
Total Class R Shares (6,236,517) (3,868,454)
Class R6 Shares
Proceeds from shares issued 4,317,295 8,595,587
Dividends reinvested 1,771,281 4,590,597
Cost of shares redeemed (8,197,058) (15,329,266)
Total Class R6 Shares (2,108,482) (2,143,082)
Institutional Service Class Shares
Proceeds from shares issued 2,967,787 3,341,155
Dividends reinvested 965,975 2,773,659
Cost of shares redeemed (7,050,242) (7,928,492)
Total Institutional Service Class Shares (3,116,480) (1,813,678)
Change in net assets from capital transactions $ (13,789,818) $ (11,187,959)

Target Destination Funds - October 31, 2023 - Statements of Changes in Net Assets - 85
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 194,498 295,466
Reinvested 112,805 288,194
Redeemed (629,016) (1,011,766)
Total Class A Shares (321,713) (428,106)
Class R Shares
Issued 342,549 354,357
Reinvested 186,195 490,310
Redeemed (1,393,656) (1,336,761)
Total Class R Shares (864,912) (492,094)
Class R6 Shares
Issued 601,801 1,106,931
Reinvested 254,492 554,398
Redeemed (1,148,458) (1,960,326)
Total Class R6 Shares (292,165) (298,997)
Institutional Service Class Shares
Issued 414,314 430,462
Reinvested 139,181 335,173
Redeemed (986,037) (1,028,016)
Total Institutional Service Class Shares (432,542) (262,381)
Total change in shares (1,911,332) (1,481,578)

86 - Financial Highlights - October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
1
Nationwide Destination 2025 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 7.91 $ 0.10 $ 0.21 $ 0.31 $ (0.12) $ (0.20) $ — $ (0.32) $ 7.90 3.92% $ 29,613 0.59% 1.27% 0.59% 29.94%
10/31/2022 10.49 0.26 (1.90) (1.64) (0.30) (0.64) — (0.94) 7.91 (17.10)% 31,071 0.59% 2.89% 0.59% 35.82%
10/31/2021 9.02 0.22 1.48 1.70 (0.23) — — (0.23) 10.49 19.06% 40,093 0.61% 2.15% 0.61% 41.52%
10/31/2020 9.52 0.40 — 0.40 (0.47) (0.40) (0.03) (0.90) 9.02 4.23% 34,947 0.62% 4.45% 0.62% 35.10%
10/31/2019 9.46 0.17 0.68 0.85 (0.18) (0.61) — (0.79) 9.52 10.20% 35,709 0.63% 1.88% 0.63% 60.90%(g)
Class R Shares
10/31/2023 7.87 0.08 0.20 0.28 (0.09) (0.20) — (0.29) 7.86 3.62% 31,112 0.88% 1.01% 0.88% 29.94%
10/31/2022 10.45 0.23 (1.89) (1.66) (0.28) (0.64) — (0.92) 7.87 (17.37)% 36,146 0.89% 2.62% 0.89% 35.82%
10/31/2021 8.99 0.19 1.48 1.67 (0.21) — — (0.21) 10.45 18.73% 53,769 0.88% 1.91% 0.88% 41.52%
10/31/2020 9.49 0.38 (0.01) 0.37 (0.44) (0.40) (0.03) (0.87) 8.99 3.94% 50,822 0.89% 4.16% 0.89% 35.10%
10/31/2019 9.43 0.15 0.68 0.83 (0.16) (0.61) — (0.77) 9.49 9.94% 61,566 0.88% 1.63% 0.88% 60.90%(g)
Class R6 Shares
10/31/2023 7.98 0.15 0.20 0.35 (0.16) (0.20) — (0.36) 7.97 4.45% 50,431 0.14% 1.78% 0.14% 29.94%
10/31/2022 10.58 0.30 (1.92) (1.62) (0.34) (0.64) — (0.98) 7.98 (16.78)% 53,971 0.13% 3.36% 0.13% 35.82%
10/31/2021 9.10 0.27 1.49 1.76 (0.28) — — (0.28) 10.58 19.56% 71,166 0.14% 2.63% 0.14% 41.52%
10/31/2020 9.60 0.46 (0.02) 0.44 (0.51) (0.40) (0.03) (0.94) 9.10 4.72% 61,606 0.13% 5.03% 0.13% 35.10%
10/31/2019 9.53 0.22 0.69 0.91 (0.23) (0.61) — (0.84) 9.60 10.79% 69,059 0.13% 2.38% 0.13% 60.90%(g)
Institutional Service Class Shares
10/31/2023 7.92 0.12 0.21 0.33 (0.14) (0.20) — (0.34) 7.91 4.15% 38,860 0.39% 1.49% 0.39% 29.94%
10/31/2022 10.51 0.27 (1.90) (1.63) (0.32) (0.64) — (0.96) 7.92 (17.01)% 40,181 0.38% 3.01% 0.38% 35.82%
10/31/2021 9.04 0.30 1.42 1.72 (0.25) — — (0.25) 10.51 19.28% 50,249 0.38% 2.98% 0.38% 41.52%
10/31/2020 9.54 0.43 (0.02) 0.41 (0.48) (0.40) (0.03) (0.91) 9.04 4.48% 133,496 0.39% 4.79% 0.39% 35.10%
10/31/2019 9.47 0.19 0.69 0.88 (0.20) (0.61) — (0.81) 9.54 10.57% 132,986 0.38% 2.11% 0.38% 60.90%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - October 31, 2023 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2030 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 7.62 $ 0.07 $ 0.30 $ 0.37 $ (0.08) $ (0.12) $ — $ (0.20) $ 7.79 4.96% $ 37,153 0.63% 0.87% 0.63% 34.02%
10/31/2022 10.23 0.26 (1.98) (1.72) (0.31) (0.58) — (0.89) 7.62 (18.43)% 35,855 0.63% 3.04% 0.63% 36.18%
10/31/2021 8.46 0.22 1.78 2.00 (0.23) — — (0.23) 10.23 23.98% 46,817 0.62% 2.29% 0.62% 32.48%
10/31/2020 9.12 0.43 (0.10) 0.33 (0.51) (0.45) (0.03) (0.99) 8.46 3.47% 42,902 0.62% 5.09% 0.62% 30.90%
10/31/2019 9.17 0.16 0.69 0.85 (0.17) (0.73) — (0.90) 9.12 10.82% 46,687 0.62% 1.83% 0.62% 58.52% (g)
Class R Shares
10/31/2023 7.55 0.05 0.30 0.35 (0.06) (0.12) — (0.18) 7.72 4.70% 38,483 0.88% 0.65% 0.88% 34.02%
10/31/2022 10.14 0.24 (1.96) (1.72) (0.29) (0.58) — (0.87) 7.55 (18.61)% 43,313 0.89% 2.78% 0.89% 36.18%
10/31/2021 8.40 0.20 1.76 1.96 (0.22) — — (0.22) 10.14 23.54% 58,410 0.88% 2.06% 0.88% 32.48%
10/31/2020 9.06 0.41 (0.10) 0.31 (0.49) (0.45) (0.03) (0.97) 8.40 3.27% 54,535 0.89% 4.80% 0.89% 30.90%
10/31/2019 9.11 0.14 0.69 0.83 (0.15) (0.73) — (0.88) 9.06 10.57% 65,304 0.88% 1.59% 0.88% 58.52%(g)
Class R6 Shares
10/31/2023 7.70 0.11 0.30 0.41 (0.13) (0.12) — (0.25) 7.86 5.42% 59,896 0.14% 1.36% 0.14% 34.02%
10/31/2022 10.33 0.32 (2.02) (1.70) (0.35) (0.58) — (0.93) 7.70 (18.02)% 54,819 0.13% 3.72% 0.13% 36.18%
10/31/2021 8.54 0.27 1.80 2.07 (0.28) — — (0.28) 10.33 24.53% 77,905 0.14% 2.72% 0.14% 32.48%
10/31/2020 9.19 0.48 (0.10) 0.38 (0.55) (0.45) (0.03) (1.03) 8.54 4.08% 67,722 0.13% 5.57% 0.13% 30.90%
10/31/2019 9.23 0.21 0.70 0.91 (0.22) (0.73) — (0.95) 9.19 11.38% 71,007 0.13% 2.33% 0.13% 58.52%(g)
Institutional Service Class Shares
10/31/2023 7.64 0.09 0.29 0.38 (0.10) (0.12) — (0.22) 7.80 5.14% 46,584 0.39% 1.14% 0.39% 34.02%
10/31/2022 10.26 0.28 (1.99) (1.71) (0.33) (0.58) — (0.91) 7.64 (18.26)% 47,338 0.38% 3.21% 0.38% 36.18%
10/31/2021 8.48 0.30 1.73 2.03 (0.25) — — (0.25) 10.26 24.28% 58,567 0.38% 3.14% 0.38% 32.48%
10/31/2020 9.13 0.46 (0.10) 0.36 (0.53) (0.45) (0.03) (1.01) 8.48 3.84% 136,957 0.39% 5.39% 0.39% 30.90%
10/31/2019 9.18 0.18 0.69 0.87 (0.19) (0.73) — (0.92) 9.13 11.06% 136,658 0.38% 2.05% 0.38% 58.52%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

88 - Financial Highlights - October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2035 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 8.26 $ 0.06 $ 0.41 $ 0.47 $ (0.07) $ (0.09) $ — $ (0.16) $ 8.57 5.67% $ 36,171 0.59% 0.69% 0.59% 38.67%
10/31/2022 11.20 0.31 (2.27) (1.96) (0.37) (0.61) — (0.98) 8.26 (19.19)% 36,049 0.58% 3.36% 0.58% 31.93%
10/31/2021 8.93 0.25 2.29 2.54 (0.27) — — (0.27) 11.20 28.79% 47,906 0.62% 2.37% 0.62% 28.42%
10/31/2020 9.84 0.51 (0.22) 0.29 (0.62) (0.56) (0.02) (1.20) 8.93 2.74% 40,556 0.64% 5.68% 0.64% 29.44%
10/31/2019 9.83 0.17 0.77 0.94 (0.18) (0.75) — (0.93) 9.84 11.11% 40,363 0.63% 1.76% 0.63% 62.73%(g)
Class R Shares
10/31/2023 8.17 0.04 0.39 0.43 (0.04) (0.09) — (0.13) 8.47 5.29% 31,954 0.88% 0.42% 0.88% 38.67%
10/31/2022 11.09 0.29 (2.26) (1.97) (0.34) (0.61) — (0.95) 8.17 (19.41)% 35,125 0.89% 3.13% 0.89% 31.93%
10/31/2021 8.86 0.23 2.25 2.48 (0.25) — — (0.25) 11.09 28.39% 48,471 0.88% 2.25% 0.88% 28.42%
10/31/2020 9.77 0.49 (0.22) 0.27 (0.60) (0.56) (0.02) (1.18) 8.86 2.56% 44,852 0.89% 5.43% 0.89% 29.44%
10/31/2019 9.77 0.14 0.77 0.91 (0.16) (0.75) — (0.91) 9.77 10.77% 57,946 0.88% 1.52% 0.88% 62.73%(g)
Class R6 Shares
10/31/2023 8.36 0.10 0.41 0.51 (0.12) (0.09) — (0.21) 8.66 6.07% 55,823 0.14% 1.15% 0.14% 38.67%
10/31/2022 11.33 0.35 (2.30) (1.95) (0.41) (0.61) — (1.02) 8.36 (18.85)% 52,840 0.13% 3.75% 0.13% 31.93%
10/31/2021 9.02 0.32 2.30 2.62 (0.31) — — (0.31) 11.33 29.51% 65,766 0.14% 2.95% 0.14% 28.42%
10/31/2020 9.92 0.56 (0.22) 0.34 (0.66) (0.56) (0.02) (1.24) 9.02 3.23% 54,648 0.13% 6.16% 0.13% 29.44%
10/31/2019 9.90 0.21 0.79 1.00 (0.23) (0.75) — (0.98) 9.92 11.69% 57,568 0.13% 2.22% 0.13% 62.73%(g)
Institutional Service Class Shares
10/31/2023 8.29 0.08 0.40 0.48 (0.09) (0.09) — (0.18) 8.59 5.80% 44,095 0.38% 0.89% 0.38% 38.67%
10/31/2022 11.23 0.32 (2.26) (1.94) (0.39) (0.61) — (1.00) 8.29 (18.96)% 40,353 0.38% 3.46% 0.38% 31.93%
10/31/2021 8.95 0.35 2.22 2.57 (0.29) — — (0.29) 11.23 29.09% 48,105 0.38% 3.37% 0.38% 28.42%
10/31/2020 9.85 0.54 (0.22) 0.32 (0.64) (0.56) (0.02) (1.22) 8.95 3.04% 109,526 0.39% 5.99% 0.39% 29.44%
10/31/2019 9.84 0.18 0.78 0.96 (0.20) (0.75) — (0.95) 9.85 11.37% 110,607 0.38% 1.95% 0.38% 62.73%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - October 31, 2023 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2040 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 8.11 $ 0.05 $ 0.46 $ 0.51 $ (0.05) $ (0.13) $ — $ (0.18) $ 8.44 6.42% $ 34,234 0.59% 0.54% 0.59% 39.67%
10/31/2022 11.07 0.32 (2.32) (2.00) (0.38) (0.58) — (0.96) 8.11 (19.74)% 33,998 0.58% 3.54% 0.58% 25.57%
10/31/2021 8.62 0.26 2.47 2.73 (0.28) — — (0.28) 11.07 32.10% 42,062 0.62% 2.55% 0.62% 24.30%
10/31/2020 9.61 0.53 (0.27) 0.26 (0.64) (0.58) (0.03) (1.25) 8.62 2.52% 37,083 0.64% 6.05% 0.64% 25.82%
10/31/2019 9.64 0.15 0.77 0.92 (0.17) (0.78) — (0.95) 9.61 11.29% 36,369 0.63% 1.64% 0.63% 69.69%(g)
Class R Shares
10/31/2023 8.02 0.02 0.46 0.48 (0.03) (0.13) — (0.16) 8.34 6.07% 32,634 0.88% 0.26% 0.88% 39.67%
10/31/2022 10.96 0.30 (2.30) (2.00) (0.36) (0.58) — (0.94) 8.02 (19.93)% 34,471 0.89% 3.31% 0.89% 25.57%
10/31/2021 8.55 0.23 2.44 2.67 (0.26) — — (0.26) 10.96 31.71% 44,759 0.88% 2.22% 0.88% 24.30%
10/31/2020 9.55 0.50 (0.26) 0.24 (0.63) (0.58) (0.03) (1.24) 8.55 2.29% 38,170 0.89% 5.78% 0.89% 25.82%
10/31/2019 9.59 0.13 0.75 0.88 (0.14) (0.78) — (0.92) 9.55 10.94% 45,988 0.88% 1.42% 0.88% 69.69%(g)
Class R6 Shares
10/31/2023 8.23 0.09 0.47 0.56 (0.10) (0.13) — (0.23) 8.56 6.87% 43,852 0.14% 0.99% 0.14% 39.67%
10/31/2022 11.22 0.38 (2.36) (1.98) (0.43) (0.58) — (1.01) 8.23 (19.37)% 41,010 0.13% 4.04% 0.13% 25.57%
10/31/2021 8.73 0.31 2.49 2.80 (0.31) — — (0.31) 11.22 32.60% 54,746 0.14% 2.98% 0.14% 24.30%
10/31/2020 9.71 0.58 (0.27) 0.31 (0.68) (0.58) (0.03) (1.29) 8.73 3.04% 45,122 0.13% 6.53% 0.13% 25.82%
10/31/2019 9.72 0.20 0.78 0.98 (0.21) (0.78) — (0.99) 9.71 11.98% 48,038 0.13% 2.12% 0.13% 69.69%(g)
Institutional Service Class Shares
10/31/2023 8.19 0.07 0.46 0.53 (0.07) (0.13) — (0.20) 8.52 6.58% 39,760 0.39% 0.75% 0.39% 39.67%
10/31/2022 11.17 0.34 (2.34) (2.00) (0.40) (0.58) — (0.98) 8.19 (19.57)% 38,397 0.38% 3.65% 0.38% 25.57%
10/31/2021 8.69 0.35 2.42 2.77 (0.29) — — (0.29) 11.17 32.33% 45,012 0.38% 3.40% 0.38% 24.30%
10/31/2020 9.67 0.57 (0.28) 0.29 (0.66) (0.58) (0.03) (1.27) 8.69 2.79% 92,565 0.39% 6.44% 0.39% 25.82%
10/31/2019 9.69 0.17 0.78 0.95 (0.19) (0.78) — (0.97) 9.67 11.63% 90,087 0.38% 1.84% 0.38% 69.69%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

90 - Financial Highlights - October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2045 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 8.49 $ 0.04 $ 0.52 $ 0.56 $ (0.05) $ (0.16) $ — $ (0.21) $ 8.84 6.62% $ 32,102 0.59% 0.44% 0.59% 39.90%
10/31/2022 11.73 0.36 (2.48) (2.12) (0.42) (0.70) — (1.12) 8.49 (20.02)% 30,610 0.58% 3.71% 0.58% 23.85%
10/31/2021 9.01 0.28 2.73 3.01 (0.29) — — (0.29) 11.73 33.93% 38,907 0.61% 2.58% 0.61% 22.50%
10/31/2020 10.06 0.58 (0.32) 0.26 (0.71) (0.57) (0.03) (1.31) 9.01 2.32% 32,437 0.64% 6.34% 0.64% 21.81%
10/31/2019 10.07 0.16 0.82 0.98 (0.17) (0.82) — (0.99) 10.06 11.63% 33,168 0.63% 1.62% 0.63% 69.22%(g)
Class R Shares
10/31/2023 8.34 0.01 0.51 0.52 (0.02) (0.16) — (0.18) 8.68 6.31% 28,642 0.88% 0.16% 0.88% 39.90%
10/31/2022 11.56 0.33 (2.45) (2.12) (0.40) (0.70) — (1.10) 8.34 (20.30)% 28,345 0.89% 3.49% 0.89% 23.85%
10/31/2021 8.90 0.25 2.70 2.95 (0.29) — — (0.29) 11.56 33.59% 38,524 0.88% 2.28% 0.88% 22.50%
10/31/2020 9.96 0.55 (0.31) 0.24 (0.70) (0.57) (0.03) (1.30) 8.90 2.09% 32,296 0.89% 6.08% 0.89% 21.81%
10/31/2019 9.99 0.13 0.81 0.94 (0.15) (0.82) — (0.97) 9.96 11.22% 36,321 0.88% 1.40% 0.88% 69.22%(g)
Class R6 Shares
10/31/2023 8.59 0.08 0.53 0.61 (0.09) (0.16) — (0.25) 8.95 7.16% 43,996 0.14% 0.90% 0.14% 39.90%
10/31/2022 11.86 0.42 (2.53) (2.11) (0.46) (0.70) — (1.16) 8.59 (19.68)% 40,470 0.13% 4.28% 0.13% 23.85%
10/31/2021 9.10 0.33 2.77 3.10 (0.34) — — (0.34) 11.86 34.56% 54,833 0.14% 2.99% 0.14% 22.50%
10/31/2020 10.13 0.64 (0.33) 0.31 (0.74) (0.57) (0.03) (1.34) 9.10 2.86% 42,418 0.13% 6.89% 0.13% 21.81%
10/31/2019 10.14 0.20 0.83 1.03 (0.22) (0.82) — (1.04) 10.13 12.10% 44,918 0.13% 2.09% 0.13% 69.22%(g)
Institutional Service Class Shares
10/31/2023 8.49 0.06 0.52 0.58 (0.06) (0.16) — (0.22) 8.85 6.95% 31,418 0.39% 0.65% 0.39% 39.90%
10/31/2022 11.74 0.36 (2.47) (2.11) (0.44) (0.70) — (1.14) 8.49 (19.92)% 27,356 0.38% 3.74% 0.38% 23.85%
10/31/2021 9.00 0.38 2.66 3.04 (0.30) — — (0.30) 11.74 34.28% 31,637 0.38% 3.52% 0.38% 22.50%
10/31/2020 10.04 0.61 (0.33) 0.28 (0.72) (0.57) (0.03) (1.32) 9.00 2.56% 66,390 0.38% 6.65% 0.38% 21.81%
10/31/2019 10.06 0.17 0.83 1.00 (0.20) (0.82) — (1.02) 10.04 11.82% 62,071 0.38% 1.81% 0.38% 69.22%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - October 31, 2023 - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2050 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 7.55 $ 0.03 $ 0.47 $ 0.50 $ (0.03) $ (0.15) $ — $ (0.18) $ 7.87 6.76% $ 29,613 0.63% 0.34% 0.63% 41.66%
10/31/2022 10.31 0.32 (2.23) (1.91) (0.37) (0.48) — (0.85) 7.55 (20.20)% 28,283 0.63% 3.77% 0.63% 19.99%
10/31/2021 7.86 0.24 2.46 2.70 (0.25) — — (0.25) 10.31 34.98% 36,640 0.63% 2.47% 0.63% 22.22%
10/31/2020 8.82 0.51 (0.29) 0.22 (0.64) (0.53) (0.01) (1.18) 7.86 2.06% 28,152 0.64% 6.40% 0.64% 19.73%
10/31/2019 8.73 0.14 0.73 0.87 (0.15) (0.63) — (0.78) 8.82 11.58% 28,021 0.63% 1.61% 0.63% 72.55%(g)
Class R Shares
10/31/2023 7.38 0.01 0.46 0.47 (0.01) (0.15) — (0.16) 7.69 6.52% 28,872 0.88% 0.10% 0.88% 41.66%
10/31/2022 10.11 0.30 (2.19) (1.89) (0.36) (0.48) — (0.84) 7.38 (20.42)% 29,163 0.89% 3.55% 0.89% 19.99%
10/31/2021 7.73 0.22 2.41 2.63 (0.25) — — (0.25) 10.11 34.57% 38,311 0.88% 2.31% 0.88% 22.22%
10/31/2020 8.69 0.48 (0.29) 0.19 (0.62) (0.53) — (1.15) 7.73 1.83% 31,629 0.89% 6.10% 0.89% 19.73%
10/31/2019 8.61 0.11 0.73 0.84 (0.13) (0.63) — (0.76) 8.69 11.34% 33,975 0.88% 1.36% 0.88% 72.55%(g)
Class R6 Shares
10/31/2023 7.60 0.07 0.48 0.55 (0.07) (0.15) — (0.22) 7.93 7.37% 37,864 0.14% 0.84% 0.14% 41.66%
10/31/2022 10.37 0.36 (2.24) (1.88) (0.41) (0.48) — (0.89) 7.60 (19.76)% 35,028 0.13% 4.22% 0.13% 19.99%
10/31/2021 7.89 0.29 2.47 2.76 (0.28) — — (0.28) 10.37 35.59% 43,407 0.14% 2.96% 0.14% 22.22%
10/31/2020 8.84 0.55 (0.28) 0.27 (0.68) (0.53) (0.01) (1.22) 7.89 2.66% 35,350 0.13% 6.88% 0.13% 19.73%
10/31/2019 8.76 0.17 0.73 0.90 (0.19) (0.63) — (0.82) 8.84 11.97% 35,860 0.13% 2.07% 0.13% 72.55%(g)
Institutional Service Class Shares
10/31/2023 7.56 0.05 0.47 0.52 (0.05) (0.15) — (0.20) 7.88 7.01% 32,116 0.39% 0.59% 0.39% 41.66%
10/31/2022 10.32 0.32 (2.21) (1.89) (0.39) (0.48) — (0.87) 7.56 (19.96)% 28,098 0.38% 3.75% 0.38% 19.99%
10/31/2021 7.86 0.32 2.40 2.72 (0.26) — — (0.26) 10.32 35.19% 29,990 0.38% 3.42% 0.38% 22.22%
10/31/2020 8.81 0.54 (0.29) 0.25 (0.66) (0.53) (0.01) (1.20) 7.86 2.43% 51,492 0.38% 6.76% 0.38% 19.73%
10/31/2019 8.72 0.15 0.74 0.89 (0.17) (0.63) — (0.80) 8.81 11.86% 47,013 0.38% 1.76% 0.38% 72.55%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

92 - Financial Highlights - October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2055 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 11.69 $ 0.04 $ 0.76 $ 0.80 $ (0.05) $ (0.22) $ — $ (0.27) $ 12.22 6.94% $ 20,848 0.62% 0.35% 0.62% 39.07%
10/31/2022 15.89 0.49 (3.44) (2.95) (0.58) (0.67) — (1.25) 11.69 (20.15)% 19,580 0.62% 3.74% 0.62% 18.66%
10/31/2021 12.06 0.36 3.87 4.23 (0.40) — — (0.40) 15.89 35.64% 24,351 0.63% 2.43% 0.63% 24.93%
10/31/2020 13.53 0.79 (0.49) 0.30 (0.97) (0.77) (0.03) (1.77) 12.06 1.92% 17,889 0.64% 6.44% 0.64% 18.49%
10/31/2019 13.32 0.20 1.11 1.31 (0.22) (0.88) — (1.10) 13.53 11.45% 17,369 0.63% 1.58% 0.63% 77.13%(g)
Class R Shares
10/31/2023 11.61 0.01 0.76 0.77 (0.02) (0.22) — (0.24) 12.14 6.71% 17,210 0.88% 0.09% 0.88% 39.07%
10/31/2022 15.81 0.46 (3.43) (2.97) (0.56) (0.67) — (1.23) 11.61 (20.39)% 15,659 0.89% 3.49% 0.89% 18.66%
10/31/2021 12.02 0.33 3.85 4.18 (0.39) — — (0.39) 15.81 35.34% 19,837 0.88% 2.24% 0.88% 24.93%
10/31/2020 13.49 0.75 (0.48) 0.27 (0.94) (0.77) (0.03) (1.74) 12.02 1.65% 15,729 0.89% 6.10% 0.89% 18.49%
10/31/2019 13.28 0.17 1.11 1.28 (0.19) (0.88) — (1.07) 13.49 11.22% 17,224 0.88% 1.32% 0.88% 77.13%(g)
Class R6 Shares
10/31/2023 11.81 0.11 0.76 0.87 (0.11) (0.22) — (0.33) 12.35 7.47% 28,446 0.14% 0.84% 0.14% 39.07%
10/31/2022 16.05 0.57 (3.49) (2.92) (0.65) (0.67) — (1.32) 11.81 (19.80)% 25,617 0.13% 4.26% 0.13% 18.66%
10/31/2021 12.15 0.44 3.90 4.34 (0.44) — — (0.44) 16.05 36.33% 31,441 0.14% 2.93% 0.14% 24.93%
10/31/2020 13.61 0.86 (0.49) 0.37 (1.03) (0.77) (0.03) (1.83) 12.15 2.47% 22,742 0.13% 6.94% 0.13% 18.49%
10/31/2019 13.39 0.26 1.13 1.39 (0.29) (0.88) — (1.17) 13.61 12.03% 21,833 0.13% 2.00% 0.13% 77.13%(g)
Institutional Service Class Shares
10/31/2023 11.79 0.07 0.77 0.84 (0.08) (0.22) — (0.30) 12.33 7.21% 18,840 0.39% 0.58% 0.39% 39.07%
10/31/2022 16.02 0.49 (3.44) (2.95) (0.61) (0.67) — (1.28) 11.79 (19.98)% 14,900 0.38% 3.70% 0.38% 18.66%
10/31/2021 12.13 0.52 3.78 4.30 (0.41) — — (0.41) 16.02 36.01% 14,827 0.38% 3.54% 0.38% 24.93%
10/31/2020 13.60 0.83 (0.50) 0.33 (1.00) (0.77) (0.03) (1.80) 12.13 2.15% 27,503 0.38% 6.72% 0.38% 18.49%
10/31/2019 13.38 0.22 1.14 1.36 (0.26) (0.88) — (1.14) 13.60 11.76% 23,767 0.38% 1.71% 0.38% 77.13%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Target Destination Funds - October 31, 2023 - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2060 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 9.91 $ 0.04 $ 0.65 $ 0.69 $ (0.04) $ (0.16) $ — $ (0.20) $ 10.40 7.02% $ 12,247 0.64% 0.34% 0.64% 41.00%
10/31/2022 13.46 0.41 (2.92) (2.51) (0.50) (0.54) — (1.04) 9.91 (20.22)% 11,040 0.64% 3.70% 0.64% 22.52%
10/31/2021 10.18 0.30 3.32 3.62 (0.34) — — (0.34) 13.46 36.12% 13,000 0.63% 2.39% 0.63% 36.19%
10/31/2020 11.11 0.65 (0.41) 0.24 (0.81) (0.34) (0.02) (1.17) 10.18 1.92% 8,944 0.63% 6.27% 0.63% 17.95%
10/31/2019 10.74 0.16 0.94 1.10 (0.18) (0.55) — (0.73) 11.11 11.45% 7,567 0.63% 1.51% 0.63% 77.38%(g)
Class R Shares
10/31/2023 9.86 0.01 0.65 0.66 (0.02) (0.16) — (0.18) 10.34 6.71% 4,060 0.88% 0.08% 0.88% 41.00%
10/31/2022 13.40 0.39 (2.91) (2.52) (0.48) (0.54) — (1.02) 9.86 (20.38)% 3,342 0.89% 3.51% 0.89% 22.52%
10/31/2021 10.15 0.28 3.30 3.58 (0.33) — — (0.33) 13.40 35.85% 4,000 0.88% 2.27% 0.88% 36.19%
10/31/2020 11.10 0.64 (0.44) 0.20 (0.79) (0.34) (0.02) (1.15) 10.15 1.53% 3,101 0.88% 6.19% 0.88% 17.95%
10/31/2019 10.73 0.13 0.95 1.08 (0.16) (0.55) — (0.71) 11.10 11.22% 2,318 0.88% 1.24% 0.88% 77.38%(g)
Class R6 Shares
10/31/2023 9.97 0.09 0.65 0.74 (0.10) (0.16) — (0.26) 10.45 7.42% 12,832 0.14% 0.84% 0.14% 41.00%
10/31/2022 13.53 0.45 (2.91) (2.46) (0.56) (0.54) — (1.10) 9.97 (19.77)% 11,178 0.13% 4.05% 0.13% 22.52%
10/31/2021 10.21 0.35 3.35 3.70 (0.38) — — (0.38) 13.53 36.89% 12,000 0.14% 2.80% 0.14% 36.19%
10/31/2020 11.15 0.73 (0.45) 0.28 (0.86) (0.34) (0.02) (1.22) 10.21 2.29% 7,417 0.13% 7.07% 0.13% 17.95%
10/31/2019 10.77 0.21 0.95 1.16 (0.23) (0.55) — (0.78) 11.15 12.06% 5,821 0.13% 1.96% 0.13% 77.38%(g)
Institutional Service Class Shares
10/31/2023 9.96 0.06 0.65 0.71 (0.07) (0.16) — (0.23) 10.44 7.14% 10,493 0.39% 0.58% 0.39% 41.00%
10/31/2022 13.51 0.45 (2.93) (2.48) (0.53) (0.54) — (1.07) 9.96 (19.93)% 7,775 0.38% 3.99% 0.38% 22.52%
10/31/2021 10.20 0.41 3.25 3.66 (0.35) — — (0.35) 13.51 36.43% 8,000 0.38% 3.33% 0.38% 36.19%
10/31/2020 11.14 0.70 (0.44) 0.26 (0.84) (0.34) (0.02) (1.20) 10.20 2.08% 12,771 0.38% 6.75% 0.38% 17.95%
10/31/2019 10.76 0.18 0.96 1.14 (0.21) (0.55) — (0.76) 11.14 11.80% 8,444 0.38% 1.73% 0.38% 77.38%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

94 - Financial Highlights - October 31, 2023 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2065 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 10.17 $ 0.03 $ 0.67 $ 0.70 $ (0.04) $ (0.10) $ — $ (0.14) $ 10.73 6.97% $ 1,468 0.63% 0.29% 0.63% 34.99%
10/31/2022 13.43 0.32 (2.88) (2.56) (0.50) (0.20) — (0.70) 10.17 (20.06)% 901 0.60% 2.86% 0.60% 28.46%
10/31/2021 10.11 0.22 3.45 3.67 (0.35) — — (0.35) 13.43 36.94% 468 0.53% 1.73% 0.53% 71.42%
10/31/2020(g) 10.00 0.61 (0.07) 0.54 (0.33) — (0.10) (0.43) 10.11 5.37% 81 0.63% 8.75% 0.63% 3.65%
Class R Shares
10/31/2023 10.14 0.01 0.67 0.68 (0.03) (0.10) — (0.13) 10.69 6.76% 464 0.88% 0.05% 0.88% 34.99%
10/31/2022 13.39 0.28 (2.87) (2.59) (0.46) (0.20) — (0.66) 10.14 (20.31)% 211 0.88% 2.53% 0.88% 28.46%
10/31/2021 10.11 0.15 3.47 3.62 (0.34) — — (0.34) 13.39 36.35% 139 0.88% 1.22% 0.88% 71.42%
10/31/2020(g) 10.00 0.45 0.08 0.53 (0.32) — (0.10) (0.42) 10.11 5.27% 33 0.87% 6.48% 0.87% 3.65%
Class R6 Shares
10/31/2023 10.20 0.09 0.67 0.76 (0.10) (0.10) — (0.20) 10.76 7.50% 1,830 0.13% 0.82% 0.13% 34.99%
10/31/2022 13.46 0.44 (2.95) (2.51) (0.55) (0.20) — (0.75) 10.20 (19.69)% 1,263 0.13% 3.87% 0.13% 28.46%
10/31/2021 10.12 0.38 3.35 3.73 (0.39) — — (0.39) 13.46 37.49% 1,176 0.13% 3.06% 0.13% 71.42%
10/31/2020(g) 10.00 0.35 0.23 0.58 (0.35) — (0.11) (0.46) 10.12 5.70% 1,075 0.14% 5.28% 0.14% 3.65%
Institutional Service Class Shares
10/31/2023 10.19 0.06 0.67 0.73 (0.07) (0.10) — (0.17) 10.75 7.22% 2,364 0.39% 0.54% 0.39% 34.99%
10/31/2022 13.45 0.46 (3.00) (2.54) (0.52) (0.20) — (0.72) 10.19 (19.90)% 985 0.38% 4.08% 0.38% 28.46%
10/31/2021 10.11 0.06 3.65 3.71 (0.37) — — (0.37) 13.45 37.20% 710 0.38% 0.48% 0.38% 71.42%
10/31/2020(g) 10.00 0.33 0.22 0.55 (0.34) — (0.10) (0.44) 10.11 5.45%(h) 6 0.39% 4.99% 0.39% 3.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 2, 2020 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of February 28, 2020 through October 31, 2020.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Target Destination Funds - October 31, 2023 - Financial Highlights - 95
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 6.95 $ 0.10 $ 0.14 $ 0.24 $ (0.12) $ (0.18) $ (0.30) $ 6.89 3.42% $ 16,350 0.58% 1.47% 0.58% 21.72%
10/31/2022 9.09 0.22 (1.53) (1.31) (0.26) (0.57) (0.83) 6.95 (15.90)% 18,719 0.59% 2.82% 0.59% 40.04%
10/31/2021 8.20 0.20 0.89 1.09 (0.20) — (0.20) 9.09 13.41% 28,374 0.60% 2.22% 0.60% 33.36%
10/31/2020 8.44 0.31 0.11 0.42 (0.37) (0.29) (0.66) 8.20 5.18% 32,709 0.60% 3.74% 0.60% 31.60%
10/31/2019 8.30 0.17 0.52 0.69 (0.17) (0.38) (0.55) 8.44 9.13% 5,844 0.61% 2.02% 0.61% 64.58%(g)
Class R Shares
10/31/2023 6.91 0.08 0.13 0.21 (0.09) (0.18) (0.27) 6.85 3.10% 27,378 0.88% 1.17% 0.88% 21.72%
10/31/2022 9.04 0.19 (1.52) (1.33) (0.23) (0.57) (0.80) 6.91 (16.13)% 33,580 0.89% 2.48% 0.89% 40.04%
10/31/2021 8.16 0.17 0.88 1.05 (0.17) — (0.17) 9.04 13.04% 48,391 0.88% 1.91% 0.88% 33.36%
10/31/2020 8.40 0.29 0.10 0.39 (0.34) (0.29) (0.63) 8.16 4.88% 52,827 0.88% 3.51% 0.88% 31.60%
10/31/2019 8.26 0.14 0.53 0.67 (0.15) (0.38) (0.53) 8.40 8.83% 18,483 0.89% 1.76% 0.89% 64.58%(g)
Class R6 Shares
10/31/2023 6.98 0.14 0.13 0.27 (0.16) (0.18) (0.34) 6.91 3.85% 33,990 0.13% 1.92% 0.13% 21.72%
10/31/2022 9.12 0.25 (1.53) (1.28) (0.29) (0.57) (0.86) 6.98 (15.45)% 36,346 0.13% 3.23% 0.13% 40.04%
10/31/2021 8.23 0.24 0.89 1.13 (0.24) — (0.24) 9.12 13.89% 50,257 0.14% 2.68% 0.14% 33.36%
10/31/2020 8.47 0.37 0.09 0.46 (0.41) (0.29) (0.70) 8.23 5.66% 58,625 0.13% 4.46% 0.13% 31.60%
10/31/2019 8.33 0.21 0.52 0.73 (0.21) (0.38) (0.59) 8.47 9.60% 13,854 0.13% 2.50% 0.13% 64.58%(g)
Institutional Service Class Shares
10/31/2023 6.96 0.12 0.13 0.25 (0.13) (0.18) (0.31) 6.90 3.67% 18,569 0.38% 1.68% 0.38% 21.72%
10/31/2022 9.10 0.23 (1.53) (1.30) (0.27) (0.57) (0.84) 6.96 (15.71)% 21,738 0.38% 3.00% 0.38% 40.04%
10/31/2021 8.21 0.26 0.85 1.11 (0.22) — (0.22) 9.10 13.64% 30,819 0.38% 2.95% 0.38% 33.36%
10/31/2020 8.45 0.36 0.08 0.44 (0.39) (0.29) (0.68) 8.21 5.40% 101,569 0.38% 4.40% 0.38% 31.60%
10/31/2019 8.31 0.18 0.53 0.71 (0.19) (0.38) (0.57) 8.45 9.35% 25,844 0.38% 2.21% 0.38% 64.58%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

96 - Notes to Financial Statements - October 31, 2023 - Target Destination Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2023, the Trust operates forty-eight (48) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Destination 2025 Fund (“Destination 2025”)
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets

Target Destination Funds - October 31, 2023 - Notes to Financial Statements - 97
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2023. Please refer to the Statements of Investments for additional information on portfolio holdings.
Destination 2025
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,869,471 $ – $ – $ 6,869,471
Investment Companies 132,423,681 – – 132,423,681
Short-Term Investment 10,728,562 – – 10,728,562
Total $ 150,021,714 $ – $ – $ 150,021,714
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,044,375 $ – $ – $ 10,044,375
Investment Companies 164,780,087 – – 164,780,087
Short-Term Investment 7,345,066 – – 7,345,066
Total $ 182,169,528 $ – $ – $ 182,169,528

98 - Notes to Financial Statements - October 31, 2023 - Target Destination Funds
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,913,303 $ – $ – $ 10,913,303
Investment Companies 153,862,575 – – 153,862,575
Short-Term Investment 3,311,543 – – 3,311,543
Total $ 168,087,421 $ – $ – $ 168,087,421
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,976,359 $ – $ – $ 10,976,359
Investment Companies 138,242,257 – – 138,242,257
Short-Term Investment 1,314,780 – – 1,314,780
Total $ 150,533,396 $ – $ – $ 150,533,396
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,519,472 $ – $ – $ 10,519,472
Investment Companies 125,127,406 – – 125,127,406
Short-Term Investment 539,162 – – 539,162
Total $ 136,186,040 $ – $ – $ 136,186,040
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,556,258 $ – $ – $ 10,556,258
Investment Companies 117,976,890 – – 117,976,890
Total $ 128,533,148 $ – $ – $ 128,533,148
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,162,343 $ – $ – $ 7,162,343
Investment Companies 78,216,889 – – 78,216,889
Total $ 85,379,232 $ – $ – $ 85,379,232
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 3,280,680 $ – $ – $ 3,280,680
Investment Companies 36,350,775 – – 36,350,775
Total $ 39,631,455 $ – $ – $ 39,631,455

Target Destination Funds - October 31, 2023 - Notes to Financial Statements - 99
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at
www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2023, the Funds did not have overdrawn balances.
(c) Securities Lending
During the year ended October 31, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 494,712 $ – $ – $ 494,712
Investment Companies 5,625,254 – – 5,625,254
Total $ 6,119,966 $ – $ – $ 6,119,966
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,166,612 $ – $ – $ 4,166,612
Investment Companies 84,344,758 – – 84,344,758
Short-Term Investment 7,791,522 – – 7,791,522
Total $ 96,302,892 $ – $ – $ 96,302,892

100 - Notes to Financial Statements - October 31, 2023 - Target Destination Funds
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
As of October 31, 2023, the Funds did not have any portfolio securities on loan.
(d) Joint Repurchase Agreements
During the year ended October 31, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2023, the Funds did not invest in any repurchase agreements.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2023 are primarily attributable to investments in regulated

Target Destination Funds - October 31, 2023 - Notes to Financial Statements - 101
investment companies. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of
October 31, 2023 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended October 31, 2023, the Funds have no reclassifications between capital and total distributable earnings.
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-
sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-
interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the year ended
October 31, 2023, the Funds’ effective unified management fee rate was 0.13%
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the year ended October 31, 2023, the Funds did not pay any fund administration and transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the

102 - Notes to Financial Statements - October 31, 2023 - Target Destination Funds
respective class of the Funds at an annual rate of 0.25% for Class A shares and 0.50% for Class R shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2023, the Funds imposed aggregate front-end sales charges of $25,417. From these fees, NFD retained a portion amounting to $3,543.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the year ended October 31, 2023, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2023, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2023, each Fund’s total administrative services fees were as follows:
Fund Class A Class R
Institutional
Service Class
Destination 2025 0.20% 0.25% 0.25%
Destination 2030 0.25 0.25 0.25
Destination 2035 0.21 0.25 0.25
Destination 2040 0.20 0.25 0.25
Destination 2045 0.21 0.25 0.25
Destination 2050 0.25 0.25 0.25
Destination 2055 0.23 0.25 0.25
Destination 2060 0.25 0.25 0.25
Destination 2065 0.25 0.25 0.25
Destination Retirement 0.20 0.25 0.25
Fund Amount
Destination 2025 $ 256,413
Destination 2030 331,571
Destination 2035 280,470
Destination 2040 268,175
Destination 2045 224,741
Destination 2050 233,396
Destination 2055 137,716
Destination 2060 65,190
Destination 2065 8,495
Destination Retirement 169,922

Target Destination Funds - October 31, 2023 - Notes to Financial Statements - 103
As of October 31, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the year ended October 31, 2023 were as follows:
Fund
% of Shares
Outstanding
Owned
Destination 2025 24.29%
Destination 2030 24.22
Destination 2035 25.07
Destination 2040 24.42
Destination 2045 22.05
Destination 2050 19.29
Destination 2055 30.77
Destination 2060 28.47
Destination 2065 52.39
Destination Retirement 23.18
Destination 2025
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 851,037 7,652,277 2,106,411 (1,522,498) (154,031) (56,883) 8,025,276 436,887 426,287
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 551,334 — 5,936,254 (413,631) (12,861) (398,893) 5,110,869 4,877 —
Nationwide International
Index Fund, Class R6 1,773,379 14,904,393 4,265,708 (7,414,620) 296,052 1,603,482 13,655,015 351,903 —
Nationwide Mid Cap Market
Index Fund, Class R6 194,944 3,934,895 571,103 (1,370,932) 160,684 (455,413) 2,840,337 48,389 278,282
Nationwide Multi-Cap
Portfolio, Class R6 ** 1,775,778 49,110,302 3,165,069 (35,980,724) 6,227,297 (1,656,549) 20,865,395 — —
Nationwide Small Cap Index
Fund, Class R6 44,178 1,053,043 15,815 (592,025) 173,271 (231,741) 418,363 10,197 5,473
Nationwide U.S. 130/30
Equity Portfolio, Class R6 912,401 — 12,731,914 (3,458,952) 45,584 88,310 9,406,856 16,531 —
Nationwide Bond Portfolio,
Class R6 7,780,902 59,444,113 13,771,816 (8,717,090) (1,686,386) 524,089 63,336,542 1,156,600 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,016,825 7,752,088 2,282,542 (856,724) (188,791) (224,087) 8,765,028 331,563 —
Total 143,851,111 44,846,632 (60,327,196) 4,860,819 (807,685) 132,423,681 2,356,947 710,042

104 - Notes to Financial Statements - October 31, 2023 - Target Destination Funds
Destination 2030
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 740,964 6,024,709 1,868,933 (739,417) (73,746) (93,186) 6,987,293 358,101 338,277
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 939,101 — 9,748,157 (348,731) (8,490) (685,470) 8,705,466 8,156 —
Nationwide International
Index Fund, Class R6 3,054,716 21,530,490 6,529,613 (7,055,359) 95,671 2,420,895 23,521,310 564,293 —
Nationwide Mid Cap Market
Index Fund, Class R6 375,250 6,652,831 1,158,711 (1,797,828) 134,974 (681,295) 5,467,393 87,060 480,874
Nationwide Multi-Cap
Portfolio, Class R6 ** 2,981,653 71,231,561 3,987,164 (47,101,883) 8,104,464 (1,186,881) 35,034,425 — —
Nationwide Small Cap Index
Fund, Class R6 279,687 3,611,207 343,056 (1,009,565) 127,303 (423,366) 2,648,635 44,882 21,985
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,542,026 — 19,645,866 (3,972,664) 66,403 158,684 15,898,289 27,313 —
Nationwide Bond Portfolio,
Class R6 7,589,288 52,469,376 17,311,448 (6,664,291) (1,307,546) (32,183) 61,776,804 1,021,862 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 549,939 3,764,928 1,350,899 (148,782) (34,068) (192,505) 4,740,472 172,435 —
Total 165,285,102 61,943,847 (68,838,520) 7,104,965 (715,307) 164,780,087 2,284,102 841,136
Destination 2035
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 488,483 3,803,967 1,445,786 (534,710) (52,729) (55,918) 4,606,396 232,098 217,396
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,034,365 — 10,779,904 (425,834) (12,237) (753,274) 9,588,559 8,970 —
Nationwide International
Index Fund, Class R6 3,386,812 22,548,180 8,510,785 (7,551,015) 96,356 2,474,148 26,078,454 613,209 —
Nationwide Mid Cap Market
Index Fund, Class R6 492,758 8,128,715 1,346,870 (1,572,766) 72,918 (796,257) 7,179,480 109,999 601,210
Nationwide Multi-Cap
Portfolio, Class R6 ** 3,271,949 75,687,446 4,541,397 (49,121,095) 8,186,459 (848,811) 38,445,396 — —
Nationwide Small Cap Index
Fund, Class R6 433,678 4,574,706 596,069 (618,850) 27,760 (472,754) 4,106,931 63,367 30,076
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,711,593 — 20,616,546 (3,170,792) 62,245 138,525 17,646,524 29,472 —
Nationwide Bond Portfolio,
Class R6 5,455,712 34,995,482 17,010,738 (6,503,025) (1,297,570) 203,872 44,409,497 698,990 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 208,972 1,313,537 628,373 (53,649) (13,037) (73,886) 1,801,338 62,820 —
Total 151,052,033 65,476,468 (69,551,736) 7,070,165 (184,355) 153,862,575 1,818,925 848,682
Destination 2040
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 288,376 2,091,215 1,019,447 (328,718) (38,040) (24,516) 2,719,388 134,076 123,321
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,073,305 — 11,229,427 (480,975) (15,489) (783,427) 9,949,536 9,428 —
Nationwide International
Index Fund, Class R6 3,528,783 23,285,429 8,816,487 (7,578,763) 58,279 2,590,195 27,171,627 641,943 —
Nationwide Mid Cap Market
Index Fund, Class R6 561,464 8,908,096 1,734,032 (1,641,448) 52,451 (872,594) 8,180,537 123,882 674,800

Target Destination Funds - October 31, 2023 - Notes to Financial Statements - 105
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 3,394,470 75,655,742 4,827,346 (48,034,751) 7,660,558 (223,875) 39,885,020 — —
Nationwide Small Cap Index
Fund, Class R6 421,047 4,337,017 680,848 (605,645) (3,138) (421,771) 3,987,311 60,996 28,856
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,736,159 — 21,207,586 (3,525,536) 58,054 159,691 17,899,795 30,099 —
Nationwide Bond Portfolio,
Class R6 3,437,533 21,718,698 11,671,968 (4,694,653) (941,495) 227,001 27,981,519 431,564 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 54,237 283,044 215,711 (8,105) (1,834) (21,292) 467,524 15,624 —
Total 136,279,241 61,402,852 (66,898,594) 6,829,346 629,412 138,242,257 1,447,612 826,977
Destination 2045
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 119,605 747,464 473,939 (69,327) (8,417) (15,780) 1,127,879 52,479 46,969
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,030,822 — 10,636,806 (320,007) (12,675) (748,403) 9,555,721 8,887 —
Nationwide International
Index Fund, Class R6 3,492,532 21,329,078 8,009,978 (4,788,285) 50,346 2,291,376 26,892,493 615,911 —
Nationwide Mid Cap Market
Index Fund, Class R6 588,541 8,549,619 2,121,251 (1,264,224) 21,685 (853,285) 8,575,046 123,770 660,886
Nationwide Multi-Cap
Portfolio, Class R6 ** 3,270,011 68,252,720 6,405,279 (43,033,556) 6,477,438 320,751 38,422,632 — —
Nationwide Small Cap Index
Fund, Class R6 402,099 3,795,613 839,776 (429,340) 2,672 (400,845) 3,807,876 55,126 25,709
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,687,488 — 20,042,124 (2,854,111) 44,898 165,085 17,397,996 28,628 —
Nationwide Bond Portfolio,
Class R6 2,376,875 14,134,103 7,933,586 (2,188,109) (458,170) (73,647) 19,347,763 278,394 —
Total 116,808,597 56,462,739 (54,946,959) 6,117,777 685,252 125,127,406 1,163,195 733,564
Destination 2050
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 26,575 145,500 123,222 (13,227) (1,568) (3,327) 250,600 10,839 9,486
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,016,284 — 10,488,558 (315,301) (13,971) (738,331) 9,420,955 8,845 —
Nationwide International
Index Fund, Class R6 3,346,687 20,983,968 7,708,993 (5,246,798) (12,587) 2,335,911 25,769,487 587,093 —
Nationwide Mid Cap Market
Index Fund, Class R6 600,726 8,558,173 2,434,176 (1,402,740) (15,077) (821,960) 8,752,572 124,445 664,657
Nationwide Multi-Cap
Portfolio, Class R6 ** 3,227,040 66,458,863 6,475,595 (41,636,487) 5,160,604 1,459,144 37,917,719 — —
Nationwide Small Cap Index
Fund, Class R6 389,470 3,691,685 822,847 (435,526) (41,486) (349,235) 3,688,285 53,504 24,985
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,650,402 — 19,430,693 (2,616,414) 39,831 161,540 17,015,650 27,983 —
Nationwide Bond Portfolio,
Class R6 1,862,607 10,983,632 7,142,365 (2,526,733) (521,241) 83,599 15,161,622 210,571 —
Total 110,821,821 54,626,449 (54,193,226) 4,594,505 2,127,341 117,976,890 1,023,280 699,128

106 - Notes to Financial Statements - October 31, 2023 - Target Destination Funds
Destination 2055
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 674,847 — 7,066,628 (311,372) (11,119) (488,308) 6,255,829 5,835 —
Nationwide International
Index Fund, Class R6 2,343,488 13,482,644 5,963,476 (2,790,347) (31,643) 1,420,729 18,044,859 401,456 —
Nationwide Mid Cap Market
Index Fund, Class R6 420,806 5,750,564 1,697,321 (714,320) (28,958) (573,458) 6,131,149 85,604 443,773
Nationwide Multi-Cap
Portfolio, Class R6 ** 2,144,793 42,359,869 4,828,012 (26,256,831) 2,702,445 1,567,817 25,201,312 — —
Nationwide Small Cap Index
Fund, Class R6 264,160 2,395,655 583,303 (213,648) (32,347) (231,365) 2,501,598 35,761 16,213
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,110,862 — 12,991,408 (1,695,657) 29,898 127,334 11,452,983 18,662 —
Nationwide Bond Portfolio,
Class R6 1,060,093 5,661,489 4,410,261 (1,178,616) (242,118) (21,857) 8,629,159 109,899 —
Total 69,650,221 37,540,409 (33,160,791) 2,386,158 1,800,892 78,216,889 657,217 459,986
Destination 2060
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 315,647 — 3,340,385 (181,540) (8,013) (224,781) 2,926,051 2,712 —
Nationwide International
Index Fund, Class R6 1,094,847 5,868,385 3,471,135 (1,482,479) (26,628) 599,911 8,430,324 185,427 —
Nationwide Mid Cap Market
Index Fund, Class R6 206,542 2,675,486 988,009 (361,102) (35,249) (257,828) 3,009,316 41,095 210,705
Nationwide Multi-Cap
Portfolio, Class R6 ** 1,000,055 18,674,222 3,466,662 (12,292,184) 1,073,679 828,270 11,750,649 — —
Nationwide Small Cap Index
Fund, Class R6 128,954 1,084,249 361,708 (95,796) (17,269) (111,699) 1,221,193 16,762 7,461
Nationwide U.S. 130/30
Equity Portfolio, Class R6 525,246 — 6,083,626 (738,625) 10,795 59,493 5,415,289 8,655 —
Nationwide Bond Portfolio,
Class R6 442,009 2,270,086 1,982,013 (540,067) (113,206) (873) 3,597,953 43,542 —
Total 30,572,428 19,693,538 (15,691,793) 884,109 892,493 36,350,775 298,193 218,166
Destination 2065
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 49,238 — 503,560 (11,863) (735) (34,524) 456,438 410 —
Nationwide International
Index Fund, Class R6 169,395 589,627 809,252 (121,609) (6,573) 33,644 1,304,341 25,071 —
Nationwide Mid Cap Market
Index Fund, Class R6 33,346 274,031 290,979 (35,983) (5,448) (37,724) 485,855 5,288 22,273
Nationwide Multi-Cap
Portfolio, Class R6 ** 155,851 1,904,235 1,207,128 (1,492,358) 19,920 192,320 1,831,245 — —
Nationwide Small Cap Index
Fund, Class R6 20,731 112,044 116,528 (11,662) (2,570) (18,022) 196,318 2,185 795
Nationwide U.S. 130/30
Equity Portfolio, Class R6 81,947 — 889,429 (54,638) (606) 10,690 844,875 1,259 —
Nationwide Bond Portfolio,
Class R6 62,185 201,153 360,401 (35,656) (7,803) (11,913) 506,182 3,995 —
Total 3,081,090 4,177,277 (1,763,769) (3,815) 134,471 5,625,254 38,208 23,068

Target Destination Funds - October 31, 2023 - Notes to Financial Statements - 107
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and Nationwide Variable Insurance Trust ("NVIT") (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024. During the year ended October 31, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2023, none of the Funds engaged in interfund lending.
Destination Retirement
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 596,039 6,281,551 934,970 (1,438,087) (131,412) (26,379) 5,620,643 328,405 328,459
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 315,568 — 3,337,412 (178,842) (3,635) (229,617) 2,925,318 2,752 —
Nationwide International
Index Fund, Class R6 989,522 7,881,027 2,006,383 (3,258,046) 125,817 864,141 7,619,322 195,921 —
Nationwide Mid Cap Market
Index Fund, Class R6 106,795 2,081,021 308,761 (678,226) 80,736 (236,290) 1,556,002 25,963 150,436
Nationwide Multi-Cap
Portfolio, Class R6 ** 995,610 26,458,817 1,582,324 (18,930,795) 4,054,107 (1,466,035) 11,698,418 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 515,858 — 7,020,237 (1,776,237) 22,695 51,798 5,318,493 9,344 —
Nationwide Bond Portfolio,
Class R6 5,283,858 46,647,774 5,586,390 (8,688,524) (1,629,035) 1,094,003 43,010,608 858,338 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 765,192 7,485,484 498,882 (1,104,760) (79,126) (204,526) 6,595,954 270,797 —
Total 96,835,674 21,275,359 (36,053,517) 2,440,147 (152,905) 84,344,758 1,691,520 478,895
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.

108 - Notes to Financial Statements - October 31, 2023 - Target Destination Funds
6. Investment Transactions
For the year ended October 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC amended adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted
Fund Purchases
*
Sales
Destination 2025 $ 45,762,420 $ 62,176,007
Destination 2030 62,994,031 70,476,098
Destination 2035 66,906,993 71,256,312
Destination 2040 62,654,405 68,208,956
Destination 2045 57,812,612 55,876,021
Destination 2050 55,931,304 55,150,842
Destination 2055 38,763,440 33,624,831
Destination 2060 20,384,784 15,998,517
Destination 2065 4,408,823 1,779,355
Destination Retirement 21,641,867 37,110,236
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Target Destination Funds - October 31, 2023 - Notes to Financial Statements - 109
from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Other
As of October 31, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
Fund % of Shares
Number of
Accounts
Destination 2025 59.17% 1
Destination 2030 61.16 1
Destination 2035 59.68 1
Destination 2040 60.44 1
Destination 2045 64.29 1
Destination 2050 64.28 1
Destination 2055 78.68 2(a)
Destination 2060 81.50 3(a)
Destination 2065 89.65 3(a)
Destination Retirement 61.03 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2025 $ 2,686,882 $ 4,055,356 $ 6,742,238 $ – $ 6,742,238
Destination 2030 2,288,956 2,958,273 5,247,229 – 5,247,229
Destination 2035 1,684,404 1,733,784 3,418,188 – 3,418,188
Destination 2040 1,190,653 2,405,066 3,595,719 – 3,595,719
Destination 2045 887,787 2,413,529 3,301,316 – 3,301,316
Destination 2050 709,935 2,451,924 3,161,859 – 3,161,859
Destination 2055 470,496 1,442,070 1,912,566 – 1,912,566
Destination 2060 222,753 540,753 763,506 – 763,506
Destination 2065 29,487 36,294 65,781 – 65,781
Destination Retirement 1,960,314 2,840,110 4,800,424 – 4,800,424
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2025 $ 7,954,916 $ 11,212,517 $ 19,167,433 $ – $ 19,167,433
Destination 2030 8,946,097 12,034,355 20,980,452 – 20,980,452
Destination 2035 9,019,526 9,529,080 18,548,606 – 18,548,606
Destination 2040 6,791,088 9,487,222 16,278,310 – 16,278,310
Destination 2045 6,418,466 9,360,131 15,778,597 – 15,778,597
Destination 2050 6,024,397 6,457,196 12,481,593 – 12,481,593
Destination 2055 3,942,398 3,286,507 7,228,905 – 7,228,905
Destination 2060 2,013,808 926,960 2,940,768 – 2,940,768
Destination 2065 147,497 2,581 150,078 – 150,078
Destination Retirement 5,166,830 8,630,876 13,797,706 – 13,797,706
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

110 - Notes to Financial Statements - October 31, 2023 - Target Destination Funds
As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Destination 2025 $ 587,256 $ 5,441,596 $ 6,028,852 $ – $ – $ (10,987,653) $ (4,958,801)
Destination 2030 1,555,026 6,914,370 8,469,396 – – (8,136,416) 332,980
Destination 2035 1,530,001 6,582,806 8,112,807 – – (4,066,082) 4,046,725
Destination 2040 1,466,497 5,892,047 7,358,544 – – (1,017,047) 6,341,497
Destination 2045 1,074,317 5,167,811 6,242,128 – – 288,565 6,530,693
Destination 2050 1,498,656 3,294,353 4,793,009 – – 518,589 5,311,598
Destination 2055 913,003 1,786,012 2,699,015 – – (137,924) 2,561,091
Destination 2060 145,312 903,894 1,049,206 – – (6,547) 1,042,659
Destination 2065 25,306 10,442 35,748 – – (118,345) (82,597)
Destination Retirement 111,267 2,118,835 2,230,102 – – (8,648,806) (6,418,704)
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2025 $ 161,009,366 $ 6,881,940 $ (17,869,592) $ (10,987,652)
Destination 2030 190,305,945 9,500,873 (17,637,290) (8,136,417)
Destination 2035 172,153,504 8,704,627 (12,770,710) (4,066,083)
Destination 2040 151,550,443 8,118,217 (9,135,264) (1,017,047)
Destination 2045 135,897,477 7,713,711 (7,425,148) 288,563
Destination 2050 128,014,559 6,864,632 (6,346,043) 518,589
Destination 2055 85,517,156 3,992,223 (4,130,147) (137,924)
Destination 2060 39,638,004 1,718,011 (1,724,560) (6,549)
Destination 2065 6,238,311 180,060 (298,405) (118,345)
Destination Retirement 104,951,698 3,970,390 (12,619,196) (8,648,806)

Target Destination Funds - October 31, 2023 - Report of Independent Registered Public Accounting Firm - 111
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Destination 2025 Fund,
Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide
Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Destination
2060 Fund, Nationwide Destination 2065 Fund and Nationwide Destination Retirement Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040
Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide
Destination 2060 Fund, Nationwide Destination 2065 Fund and Nationwide Destination Retirement Fund (ten of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

112 - Supplemental Information - October 31, 2023 (Unaudited) - Target Destination Funds
Other Federal Tax Information
For the year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.
For the taxable year ended October 31, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2023, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Destination 2025 1.98%
Destination 2030 3.52
Destination 2035 5.32
Destination 2040 6.78
Destination 2045 8.77
Destination 2050 7.80
Destination 2055 8.45
Destination 2060 14.82
Destination 2065 13.01
Destination Retirement 1.50
Fund Amount
Destination 2025 $ 4,055,356
Destination 2030 2,958,273
Destination 2035 1,733,784
Destination 2040 2,405,066
Destination 2045 2,413,529
Destination 2050 2,451,924
Destination 2055 1,442,070
Destination 2060 540,753
Destination 2065 36,294
Destination Retirement 2,840,110
Fund Amount Per Share
Destination 2025 $ 377,647 $ 0.0199
Destination 2030 602,079 0.0258
Destination 2035 658,299 0.0336
Destination 2040 665,734 0.0375
Destination 2045 611,087 0.0397
Destination 2050 607,161 0.0371
Destination 2055 412,288 0.0593
Destination 2060 167,633 0.0441
Destination 2065 23,540 0.0413
Destination Retirement 204,459 0.0146

Target Destination Funds - October 31, 2023 (Unaudited) - Supplemental Information - 113
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2023, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Destination 2025 $ 47,172 $ 0.0025
Destination 2030 76,145 0.0033
Destination 2035 84,469 0.0043
Destination 2040 87,861 0.0049
Destination 2045 83,381 0.0054
Destination 2050 80,793 0.0049
Destination 2055 54,262 0.0078
Destination 2060 25,173 0.0066
Destination 2065 3,253 0.0057
Destination Retirement 26,064 0.0019

Target Destination Funds - October 31, 2023 - Management Information - 115
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
eight (48) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

116 - Management Information - October 31, 2023 - Target Destination Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Target Destination Funds - October 31, 2023 - Management Information - 117
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions

118 - Market Index Definitions - October 31, 2023 - Target Destination Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Target Destination Funds - October 31, 2023 - Market Index Definitions - 119
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

120 - Market Index Definitions - October 31, 2023 - Target Destination Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Target Destination Funds - October 31, 2023 - Market Index Definitions - 121
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

122 - Market Index Definitions - October 31, 2023 - Target Destination Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

Target Destination Funds - October 31, 2023 - Glossary - 123
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

124 - Glossary - October 31, 2023 - Target Destination Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Target Destination Funds - October 31, 2023 - Glossary - 125
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-TD (12-23)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2023 Nationwide

Annual Report
October 31, 2023
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 6
Shareholder Expense Examples 26
Statements of Investments 29
Statements of Assets and Liabilities 34
Statements of Operations 38
Statements of Changes in Net Assets 40
Financial Highlights 52
Notes to Financial Statements 61
Report of Independent Registered Public Accounting Firm 75
Supplemental Information 76
Management Information 77
Market Index Definitions 81
Glossary 86

Nationwide Mutual Funds - October 31, 2023 - 1
Message to Investors
Dear Investor,
Despite the past year's volatility, our business approach has been guided by our three fundamental principles of collaboration, excellence, and a disciplined approach to leadership, reinforcing our steadfast focus on the long term. Our relationships with our employees, management teams, and investors are of utmost importance to us, and we prioritize building long-term value with them. Our business operates with a similar view toward the future, and we strive to achieve our goals with a strong emphasis on forward-thinking strategies to ensure that our clients have the support they deserve to sustain a long-term perspective. Most importantly, we never take our customer's trust and confidence for granted. Instead, we dedicate ourselves daily to merit it.
A year ago, persistent inflation began to broaden beyond the initial pandemic-driven dislocations, and signs of labor demand began to exceed labor supply. Elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve (“Fed”). As such, one of the key macroeconomic quandaries during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
Much like a chess match where the initial moves can set the tone for the initial gambit, the capital markets witnessed a defining series of events that established the market’s tone during the opening months of the reporting period. Market sentiment was dire at the start of the reporting period, as both fixed income and equities declined in 2022, with the traditional 60% stock/40%
bond portfolio not providing its usual diversification benefit for investors. Further compounding investor angst was the pace of the Fed’s interest rate hiking cycle, which was the fastest rate hiking cycle in over 40 years, stoking fears among investors that an economic downturn and a more punitive repricing of risk assets was likely on the horizon.
The initial phase of the reporting period had most economists calling for a recession. As such, sentiment among professional investors was particularly poor, as measured by the CBOE U.S.
equity put-call ratio. Investor sentiment, however, has an uncanny way of proving contrarian at extremes. When stretched too far in one direction, even an indication of positive news can help propel investment returns forward, which is precisely what we witnessed during most of the reporting period.
The reporting period unfolded as a masterclass that presented an extraordinary tapestry of economic contradictions, weaving together threads of divergent economic trends and unexpected economic developments. Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross domestic product (“GDP”) grew 2.2% in the first quarter of 2023, modestly increased by an annualized 2.1% rate in the second quarter, and registered a blistering 4.9% annualized growth rate for the third quarter of 2023.
Better-than-expected economic data throughout most of the reporting period indicated the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of 2023 and even into early 2024. Further, the minutes from the July Federal Open Market
Committee (“FOMC”) meeting struck a similar chord, as the Committee noted: "The economy

2 - October 31, 2023 - Nationwide Mutual Funds
had been showing considerable momentum." Simultaneously, the FOMC stressed that "inflation remained unacceptably high" and appeared resolute in holding its benchmark rate higher for longer to ensure inflation is sustainably brought down toward its 2% objective. The participants also cited upside risks to inflation that, if realized, would necessitate further policy tightening.
With that said, after aggressively hiking rates since 2022, Chair Powell signaled at the Jackson
Hole Symposium that policy has likely shifted to a phase where policymakers are sensitive to the risk of overtightening. Powell mentioned the Fed would proceed carefully on whether to hike again at the September FOMC meeting. Consequently, at the September FOMC meeting, the
Fed did not raise the federal funds rate but left the possibility open for another rate hike before the end of the year.
The persistently tight labor market propelled consumer spending and has been one of the major bullish talking points during the reporting period. For example, all three retail sales reports for the third quarter of 2023 were above estimates, suggesting that real GDP growth remained resilient, helping to support the bullish sentiment that the economy might extend the expansion through year-end. Yet, as the reporting period entered the latter half, many investors pointed to the cumulative impact of Fed tightening, tighter bank lending standards, weakening Jobs
Openings and Labor Turnover Summary (“JOLTS”), waning consumer confidence, and tepid corporate revenue growth as potential headwinds for the economy. The reporting period was a complex interplay of promising economic trends and lingering economic headwinds, giving the bears and bulls ample data points to argue their respective viewpoints.
Despite the Federal Reserve’s quest to moderate economic growth and quell inflation, job growth remained relatively healthy, and the elusive soft landing – a derailing of inflation without a significant spike in unemployment – caused the Fed to upgrade their forecasts from a recession to a mild slowdown by year-end.
During the reporting period, the equity markets pushed through various economic challenges. If an investor were to rely on headlines to assess the market, they might have felt that 2023 was as disheartening as 2022. Several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P
500
®
Index (S&P 500) started the period with a modest cumulative return of 6.86% between
November and January 2023. Indeed, markets began 2023 with decent gains in January, primarily driven by a continued decline in inflation coupled with surprisingly resilient economic data, notably the labor market.
The notable shift in investor sentiment during the first half of the reporting period, coupled with the resilient economic data, spurred investors' hopes that the Fed might be able to deliver an economic soft landing, whereby the economy slows but avoids a painful recession in conjunction with inflation falling close to the Fed’s target rate of 2%. During the first half of the reporting period, the narrative revolved around the “Magnificent Seven,” seven large-cap Technology and Communication Services stocks responsible for most of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional baking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets.
Mega-cap tech stocks were the primary drivers of strong equity performance for much of the reporting period. However, there was a clear shift towards cyclicals in June, with the Industrials sector returning 11% for the month, buoyed by resilient economic data. This was a notable trend since, at the start of the reporting period, there was no shortage of recession forecasts due to restrictive monetary policy. As the reporting period evolved, the outperformance of the NASDAQ
Composite Index (“NASDAQ”) had many bears voicing concerns over the narrow leadership and poor market breadth of the market, as the Russell 2000
®
Index was flat through June, with
a gain of 3.4%.
Despite the bear's consternation over poor market breadth, the NASDAQ gained a respectable
26% return through June, handily outperforming the S&P 500 and the Russell 2000
®
Index.

Nationwide Mutual Funds - October 31, 2023 - 3
Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or simply a bear market rally. During the reporting period, market participants had varying opinions on what constitutes a new bull market. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak (on January 1, 2022, for the S&P 500). Despite the debate, on
October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on
October 12, 2022, up more than 21%. Curiously, the bull market rally that began on October 12,
2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
As the latter half of the reporting period unfolded, the equity market's narrowness modestly broadened. Further, greater participation was a welcome sign that a more solid fundamental backdrop might be forming for the market. Weaker seasonality in August and September, however, remained a headwind for the markets and dampened investor sentiment. Further, the
S&P 500’s blended next twelve months price-to-earnings ratio (“NTM”) swelled to over 20x in
July from 16x at the beginning of the reporting period. At the end of the reporting period, it settled around 19x. Indeed, much of the multiple expansion during the reporting period was driven not by earnings growth (the denominator of the P/E multiple) but by an expansion in the price (the price of the S&P 500). Despite these headwinds, the CBOE Volatility Index (“VIX”), unlike 2022, remained relatively calm during the reporting period, implying lower volatility. However, at the end of the reporting period, the VIX broke above 20%, ending a 106-day streak below 20%, primarily driven by interest rate volatility.
Heading into the final months of the reporting period, the bullish sentiment that boosted equities from the bear market low of October 2022 began to deflate. One of the primary drivers of the early market rally was the idea that the Fed would pivot and lower interest rates due to slowing economic growth. As the reporting period concluded, a resilient labor market coupled with better-than-expected economic data pointed toward robust economic activity, reinforcing the Fed's call for keeping interest rates "higher for longer." Further, higher interest rates and heightened geopolitical uncertainty took some wind out of the market's sails toward the end of the reporting period. For example, the equity risk premium for the S&P 500, or the extra return investors expect for holding stocks over risk-free government bonds, approached zero for the first time in two decades during the reporting period. As the reporting period concluded, market participants reduced their exposure to equities as sentiment and positing signaled a more defensive tone.
International markets experienced elevated levels of volatility as economic optimism gave way to geopolitical risks and slowing growth momentum due to a sharper deterioration in service activity, inventory de-stocking, weak foreign demand, and a tightening of credit conditions. At the same time, the continued belief in disinflation helped to soften investors' fears that future rate hikes and continued low unemployment supported international corporate profits. As such, the MSCI EAFE
®
Index finished the period with a gain of nearly 14.4%. Likewise, the MSCI
Emerging Markets
®
Index gained 10.8%.
The renewed uptick in interest rates remained a clear downside risk for equities, but the
“Magnificent 7” helped the S&P 500 deliver positive performance during the reporting period.
Bond investors have had a challenging reporting period. The Fed continued its aggressive pace of rate hikes, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default.
Not surprisingly, the bond market's volatility— a measure of the degree of uncertainty about the direction of interest rates—soared. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 126.
During the latter half of the reporting period, many market participants began to conclude that the Fed's tightening campaign was near its end. Incidentally, this highlighted why markets

4 - October 31, 2023 - Nationwide Mutual Funds
remained sensitive to Fed commentary, as investors shifted from focusing on rate hikes to assessing how long the Fed would have to hold rates in restrictive territory. An important theme during the reporting period centered around real rates. According to the Fed's preferred inflation measure, the core Personal Consumption Expenditures ("PCE") price index, the federal funds rate surpassed the core PCE index during the reporting period, implying that the Fed's policies became restrictive during the reporting period. Also, inflation-adjusted yields, or real yields, reached their highest levels since 2008.
Toward the end of the reporting period, the central market story was the continued breakout of interest rates. The market was not pricing in more Fed rate hikes or concerned with inflation reigniting; instead, the market was pricing in higher rates for longer. Moreover, the rate increase occurred almost entirely in longer-dated maturities, and most of the increase occurred entirely in real (inflation-adjusted) yields. For example, on October 19, 2023, the 10-year Treasury nominal yield topped 5% for the first time since July 20, 2007. Likewise, the 10-year Treasury real (inflation-adjusted) yield rose to 2.48%, its highest level since 2008. Paradoxically, yields increased despite the Fed signaling that they would likely hold rates steady for the remainder of the year. The rapid rise in Treasury yields raised a vigorous debate among market participants during the reporting period about the underlying drivers behind the market's repricing of yields.
Briefly, market participants pointed toward resilient economic data, Japan easing away from yield curve control, the outlook for U.S. debt sustainability, and diminished foreign demand for U.S. Treasury securities. Ultimately, higher rates tightened financial conditions during the reporting period, and the normalization in the shape of the yield curve, in conjunction with the repricing of higher real yields, created a headwind for equity investors.
The well-known spread between the 2-year and 10-year Treasury note yields (“2yr/10yr curve”)
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.19%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market. The
“de-inverting” of the yield curve occurred due to the abovementioned factors. Moreover, since
June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a “bear steepener.” Ultimately, the volatility in the bond market during the reporting period was exacerbated by Chair Powell’s comment that “it remains to be seen whether higher yields could actually substitute for addition hikes, and the potential need for more tightening if addition evidence of persistent above-trend growth or tightness in the labor market jeopardizes progress on inflation.”
As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 0.36% during the reporting period. Although the return of the Bloomberg
®
U.S. Aggregate Bond Index was lackluster,
investors should remember that historically, bonds generally perform well during Fed rate hike pauses. The end of the reporting period was likely challenging for bond investors as yields surged and prices, which move inversely to yields, decreased. Arguably, the decrease in bond prices likely caught some investors by surprise, as it came against the backdrop of the Fed’s decision to skip a rate hike at its September FOMC meeting and easing inflation, generally factors that are positive for bond prices. Lastly, today’s backdrop of higher interest rates and elevated uncertainty coupled with tighter lending standards should alert investors to potential vulnerabilities stemming from rate-sensitive balance sheets.
Intriguingly, considering the move in real yields throughout the reporting period, credit markets proved resilient despite an aggressive Federal Reserve, ongoing macro uncertainty, and the shadow cast by the tighter lending standards. The anticipated credit tightening from the regional banking crisis did not materialize to the extent many had expected during the first half of the reporting period; however, tighter financial conditions became more pronounced toward the end of the reporting period, primarily driven by the appreciation of the U.S. dollar and rising bond yields.
The reporting period was fraught with risks, underscoring our belief that a well-designed,

Nationwide Mutual Funds - October 31, 2023 - 5
long-term focused investment plan can help assuage bouts of market volatility. As always, our unwavering commitment to our investors means we will always remain vigilant, so you can trust us to guide you through even the most challenging investment environments effectively. Thank you for your continuing confidence and trust, as we will always remain dedicated to helping you achieve your financial goals.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the annual reporting period that ended October 31, 2023:
Index
Annual Total Return
(as of October 31, 2023)
Bloomberg
®
Emerging
Markets USD Aggregate
Bond 6.91%
Bloomberg
®
Municipal Bond 2.64%
Bloomberg
®
U.S. 1-3 Year
Government/Credit Bond 3.23%
Bloomberg
®
U.S. 10-20 Year
Treasury Bond -6.25%
Bloomberg
®
U.S. Aggregate
Bond 0.36%
Bloomberg
®
U.S. Corporate
High Yield 6.23%
MSCI EAFE
®
14.40%
MSCI Emerging Markets
®
10.80%
MSCI World ex USA
®
12.07%
Russell 1000
®
Growth 18.95%
Russell 1000
®
Value 0.13%
Russell 2000
®
-8.56%
S&P 500
®
10.14%
NASDAQ 17.99%
Source: Morningstar

6 - Fund Commentary - October 31, 2023 - Nationwide Investor Destinations Aggressive Fund
For the annual period ended October 31, 2023, the Nationwide Investor Destinations Aggressive Fund Class A returned 7.07%
versus 7.23% for its benchmark, the Morningstar
®
Aggressive Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Aggressive Allocation (consisting of 183 investments as of October 31, 2023), was 6.01% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund’s return for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest detractors to Fund returns were the underlying iShares Core S&P Small-Cap ETF, Nationwide Mid Cap Market Index
Fund, and the underlying Nationwide Loomis Core Bond Fund, which registered -7.68%, -1.32%, and 0.92% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, Nationwide International Index Fund, and the Nationwide U.S. 130/30 Portfolio
returned 7.09%, 14.95%, and 7.64% respectively, and were the largest relative contributors to the Fund’s returns for the period.
The Fund still holds these securities.
During Q1 2023, the portfolio management team liquidated its position in the iShares iBoxx$ Investment Grade Corporate Bond
ETF and added exposure to the iShares US Treasury Bond ETF. This was to reduce exposure to investment grade credit and increase exposure to US Treasuries given where we are in the business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Nationwide Investor Destinations Aggressive Fund - October 31, 2023 - Fund Commentary - 7
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
© 2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 93.0%
Fixed Income Funds 6.5%
Alternative Assets 0.5%
Repurchase Agreement 0.4%
Liabilities in excess of other assets (0.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 30.2%
Nationwide International Index Fund, Class R6 15.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 12.5%
Nationwide Mid Cap Market Index Fund, Class R6 11.4%
iShares Core MSCI Emerging Markets ETF 7.7%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 7.6%
Nationwide Bond Portfolio, Class R6 5.5%
Nationwide International Small Cap Fund, Class R6 3.8%
Nationwide GQG US Quality Equity Fund, Class R6 2.0%
iShares Core S&P Small-Cap ETF 1.9%
Other Holdings
#
1.9%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

8 - Fund Commentary - October 31, 2023 - Nationwide Investor Destinations Aggressive Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
7.07% 6.02% 5.97% 3/30/2000
w/SC
2
0.90% 4.78% 5.35%
Class C w/o SC
1
6.36% 5.25% 5.20% 3/1/2001
w/SC
3
5.36% N/A N/A
Class R
4,5
6.76% 5.69% 5.64% 10/1/2003
Class R6
5,6
7.44% 6.38% 6.33% 12/29/2004
Institutional Service Class
5
7.23% 6.25% 6.00% 3/3/2014
Service Class
5
6.89% 5.96% 5.90% 3/30/2000
Morningstar
®
Aggressive
Target Risk Index 7.23% 6.47% 6.68%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.84%
Class C 1.55%
Class R 1.15%
Class R6 0.50%
Institutional Service Class 0.63%
Service Class 0.90%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Investor Destinations Aggressive Fund - October 31, 2023 - Fund Commentary - 9
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Aggressive Fund versus the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - October 31, 2023 - Nationwide Investor Destinations Moderately Aggressive Fund
For the annual period ended October 31, 2023, the Nationwide Investor Destinations Moderately Aggressive Fund Class A returned
6.15% versus 6.16% for its benchmark, the Morningstar
®
Moderately Aggressive Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Moderately Aggressive Allocation (consisting of 322 investments as of
October 31, 2023), was 5.52% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest detractors to Fund returns were the underlying iShares Core S&P Small-Cap ETF, Nationwide Mid Cap Market
Index Fund, and the underlying Nationwide Inflation-Protection Securities Fund, which registered -7.68%, -1.32%, and -0.54%
respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity
Portfolio returned 7.09%, 14.95%, and 7.64% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team liquidated its position in the iShares iBoxx$ Investment Grade Corporate Bond
ETF and added exposure to the iShares US Treasury Bond ETF. This was to reduce exposure to investment grade credit and increase exposure to US Treasuries given where we are in the business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Nationwide Investor Destinations Moderately Aggressive Fund - October 31, 2023 - Fund Commentary - 11
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
© 2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 76.9%
Fixed Income Funds 20.9%
Alternative Assets 2.3%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 26.0%
Nationwide Bond Portfolio, Class R6 17.8%
Nationwide International Index Fund, Class R6 12.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 11.1%
Nationwide Mid Cap Market Index Fund, Class R6 7.4%
iShares Core MSCI Emerging Markets ETF 7.0%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 6.5%
Nationwide International Small Cap Fund, Class R6 3.0%
Nationwide Loomis Core Bond Fund, Class R6 2.0%
iShares Core S&P Small-Cap ETF 1.9%
Other Holdings 4.9%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

12 - Fund Commentary - October 31, 2023 - Nationwide Investor Destinations Moderately Aggressive Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
6.15% 5.27% 5.38% 3/30/2000
w/SC
2
0.07% 4.04% 4.76%
Class C w/o SC
1
5.54% 4.56% 4.63% 3/1/2001
w/SC
3
4.54% N/A N/A
Class R
4,5
5.87% 4.96% 5.06% 10/1/2003
Class R6
5,6
6.52% 5.66% 5.75% 12/29/2004
Institutional Service Class
5
6.48% 5.58% 5.47% 3/3/2014
Service Class
5
6.03% 5.22% 5.32% 3/30/2000
Morningstar
®
Moderately
Aggressive Target Risk
Index 6.16% 5.64% 5.82%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.84%
Class C 1.54%
Class R 1.16%
Class R6 0.50%
Institutional Service Class 0.55%
Service Class 0.90%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Investor Destinations Moderately Aggressive Fund - October 31, 2023 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderately Aggressive
Fund versus the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - October 31, 2023 - Nationwide Investor Destinations Moderate Fund
For the annual period ended October 31, 2023, the Nationwide Investor Destinations Moderate Fund Class A returned 4.85%
versus 4.74% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Moderate Allocation (consisting of 743 investments as of October 31, 2023), was 4.46% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest detractors to Fund returns were the underlying iShares Core S&P Small-Cap ETF, iShares 20+ Year Treasury Bond
ETF, and the underlying Nationwide Mid Cap Market Index Fund which registered -7.68%, -10.00%, and -1.32% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, Nationwide International Index Fund, and the Nationwide U.S. 130/30 Equity
Portfolio returned 7.09%, 14.95%, and 7.64% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team liquidated its position in the iShares iBoxx$ Investment Grade Corporate Bond
ETF and added exposure to the iShares US Treasury Bond ETF. This was to reduce exposure to investment grade credit and increase exposure to US Treasuries given where we are in the business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Nationwide Investor Destinations Moderate Fund - October 31, 2023 - Fund Commentary - 15
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
© 2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 56.6%
Fixed Income Funds 35.5%
Money Market Fund 5.6%
Alternative Assets 2.4%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 21.3%
Nationwide Multi-Cap Portfolio, Class R6 20.5%
Nationwide International Index Fund, Class R6 9.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 8.7%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 5.6%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 5.2%
Nationwide Loomis Core Bond Fund, Class R6 5.1%
Nationwide Mid Cap Market Index Fund, Class R6 4.4%
Nationwide Loomis Short Term Bond Fund, Class R6 4.1%
iShares Core MSCI Emerging Markets ETF 3.9%
Other Holdings 12.1%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

16 - Fund Commentary - October 31, 2023 - Nationwide Investor Destinations Moderate Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
4.85% 4.14% 4.33% 3/30/2000
w/SC
2
(1.16)% 2.91% 3.71%
Class C w/o SC
1
4.20% 3.38% 3.59% 3/1/2001
w/SC
3
3.20% N/A N/A
Class R
4,5
4.52% 3.79% 4.02% 10/1/2003
Class R6
5,6
5.25% 4.49% 4.70% 12/29/2004
Institutional Service Class
5
5.20% 4.40% 4.46% 3/3/2014
Service Class
5
4.83% 4.08% 4.29% 3/30/2000
Morningstar
®
Moderate
Target Risk Index 4.74% 4.38% 4.67%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.84%
Class C 1.54%
Class R 1.15%
Class R6 0.50%
Institutional Service Class 0.56%
Service Class 0.90%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Investor Destinations Moderate Fund - October 31, 2023 - Fund Commentary - 17
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderate Fund versus the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - October 31, 2023 - Nationwide Investor Destinations Moderately Conservative Fund
For the annual period ended October 31, 2023, the Nationwide Investor Destinations Moderately Conservative Fund Class A
returned 3.58% versus 3.73% for its benchmark, the Morningstar
®
Moderately Conservative Target Risk Index. For broader
comparison, the return for the Fund's closest Morningstar peer category, Moderately Conservative Allocation (consisting of 450 investments as of October 31, 2023), was 3.02% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest detractors to Fund returns were the underlying iShares 20+ Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond
ETF, and the underlying iShares Core S&P Small-Cap ETF, which registered -10.00%, -2.46%, and -7.68% respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide Multi-Cap Portfolio, Nationwide International Index Fund, and the Fidelity Investments Money Market
Government Fund returned 7.09%, 14.95%, and 4.79% respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team liquidated its position in the iShares iBoxx$ Investment Grade Corporate Bond
ETF and added exposure to the iShares US Treasury Bond ETF. This was to reduce exposure to investment grade credit and increase exposure to US Treasuries given where we are in the business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Nationwide Investor Destinations Moderately Conservative Fund - October 31, 2023 - Fund Commentary - 19
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
© 2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 51.8%
Equity Funds 36.7%
Money Market Fund 9.3%
Alternative Assets 2.3%
Repurchase Agreement 1.5%
Liabilities in excess of other assets (1.6)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 30.3%
Nationwide Multi-Cap Portfolio, Class R6 13.3%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 9.2%
Nationwide Loomis Short Term Bond Fund, Class R6 7.5%
Nationwide International Index Fund, Class R6 5.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 5.7%
Nationwide Loomis Core Bond Fund, Class R6 4.0%
Nationwide Mid Cap Market Index Fund, Class R6 3.5%
Nationwide Fundamental All Cap Equity Portfolio,
Class R6 3.4%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.0%
Other Holdings
#
14.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

20 - Fund Commentary - October 31, 2023 - Nationwide Investor Destinations Moderately Conservative Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
3.58% 2.89% 3.25% 3/30/2000
w/SC
2
(2.38)% 1.69% 2.64%
Class C w/o SC
1
2.75% 2.12% 2.48% 3/1/2001
w/SC
3
1.75% N/A N/A
Class R
4,5
3.23% 2.54% 2.91% 10/1/2003
Class R6
5,6
3.97% 3.21% 3.59% 12/29/2004
Institutional Service Class
5
3.80% 3.10% 3.38% 3/3/2014
Service Class
5
3.47% 2.78% 3.17% 3/30/2000
Morningstar
®
Moderately
Conservative Target Risk
Index 3.73% 3.23% 3.54%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.80%
Class C 1.57%
Class R 1.17%
Class R6 0.51%
Institutional Service Class 0.59%
Service Class 0.92%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Investor Destinations Moderately Conservative Fund - October 31, 2023 - Fund Commentary - 21
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderately Conservative
Fund versus the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 10/31/23. Unlike the
Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - October 31, 2023 - Nationwide Investor Destinations Conservative Fund
For the annual period ended October 31, 2023, the Nationwide Investor Destinations Conservative Fund Class A returned 2.27%
versus 2.02% for its benchmark, the Morningstar
®
Conservative Target Risk Index. For broader comparison, the return for the
Fund's closest Morningstar peer category, Conservative Allocation (consisting of 161 investments as of October 31, 2023), was
2.29% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended October 31, 2023, was a function of a reversal in the negative market trend in 2022 with a strong market in 2023. The market environment during the reporting period was one of lower market volatility, punctuated by brief periods of elevated volatility. This was driven by inflationary pressures and central banks’ responses to them, geopolitical events, and financial stress within the banking sector bringing about periods of uncertainty in markets. These periods led to moments of risk-off positioning within a market that generally expanded during the period.
The largest detractors to Fund returns were the underlying iShares 20+ Year Treasury Bond ETF, iShares 7-10 Year Treasury
Bond ETF, and the underlying Nationwide Inflation-Protection Securities Fund, which registered -10.00%, -2.46%, and -0.54%
respectively, during the reporting period. The Fund still holds these securities.
The underlying Nationwide Loomis Short Term Bond Fund, Fidelity Investments Money Market Government Fund, and the
Nationwide Multi-Cap Portfolio returned 5.30%, 4.79%, and 7.90% respectively, and were the largest relative contributors to the
Fund’s returns for the period. The Fund still holds these securities.
During Q1 2023, the portfolio management team liquidated its position in the iShares iBoxx$ Investment Grade Corporate Bond
ETF and added exposure to the iShares US Treasury Bond ETF. This was to reduce exposure to investment grade credit and increase exposure to US Treasuries given where we are in the business cycle.
During Q2 2023, the portfolio management team reduced equity exposure across the board and added exposure to the Nationwide
Bond Portfolio. The move to reduce equities while simultaneously increasing core bond exposure was done to reduce total volatility in the funds-of-funds while also enhancing protection in a risk-off scenario.
During Q3 2023, the portfolio management team reduced exposure to the Nationwide Multi-Cap Portfolio and added exposure to the Nationwide Fundamental All Cap Equity Portfolio. This is a new Fund that uses low-tracking error strategies to incrementally exceed the Russell 3000
®
Index and implements bottom-up stock selection as its source of alpha.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Nationwide Investor Destinations Conservative Fund - October 31, 2023 - Fund Commentary - 23
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
© 2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 66.8%
Equity Funds 17.6%
Money Market Fund 13.0%
Alternative Assets 2.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Portfolio, Class R6 36.6%
Nationwide Loomis Short Term Bond Fund, Class R6 13.1%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 13.0%
Nationwide Multi-Cap Portfolio, Class R6 7.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 5.1%
iShares 20+ Year Treasury Bond ETF 3.8%
iShares 7-10 Year Treasury Bond ETF 3.1%
iShares U.S. Treasury Bond ETF 3.1%
Nationwide U.S. 130/30 Equity Portfolio, Class R6 3.0%
Nationwide International Index Fund, Class R6 2.4%
Other Holdings 9.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

24 - Fund Commentary - October 31, 2023 - Nationwide Investor Destinations Conservative Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
2.27% 1.51% 2.00% 3/30/2000
w/SC
2
(3.60)% 0.31% 1.40%
Class C w/o SC
1
1.58% 0.74% 1.25% 3/1/2001
w/SC
3
0.58% N/A N/A
Class R
4,5
1.92% 1.16% 1.67% 10/1/2003
Class R6
5,6
2.68% 1.82% 2.34% 12/29/2004
Institutional Service Class
5
2.58% 1.76% 2.19% 3/3/2014
Service Class
5
2.27% 1.42% 1.93% 3/30/2000
Morningstar
®
Conservative
Target Risk Index 2.02% 1.45% 1.94%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.80%
Class C 1.57%
Class R 1.16%
Class R6 0.50%
Institutional Service Class 0.60%
Service Class 0.90%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Investor Destinations Conservative Fund - October 31, 2023 - Fund Commentary - 25
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Conservative Fund
versus the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

26 - Shareholder Expense Examples - October 31, 2023 - Investor Destination Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2023) and continued to hold your shares at the end of the reporting period (October 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2023 through October 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2023 through October 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
(a)
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
(a)
Nationwide Investor Destinations Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 979.20 2.59 0.52
Hypothetical
(b)(c)
1,000.00 1,022.58 2.65 0.52
Class C Shares
Actual
(b)
1,000.00 975.70 6.08 1.22
Hypothetical
(b)(c)
1,000.00 1,019.06 6.21 1.22
Class R Shares
Actual
(b)
1,000.00 977.20 4.09 0.82
Hypothetical
(b)(c)
1,000.00 1,021.07 4.18 0.82
Class R6 Shares
Actual
(b)
1,000.00 980.30 0.90 0.18
Hypothetical
(b)(c)
1,000.00 1,024.30 0.92 0.18
Institutional Service Class Shares
Actual
(b)
1,000.00 979.30 1.55 0.31
Hypothetical
(b)(c)
1,000.00 1,023.64 1.58 0.31
Service Class Shares
Actual
(b)
1,000.00 978.00 2.89 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58

Investor Destination Funds - October 31, 2023 - Shareholder Expense Examples - 27
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
(a)
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
(a)
Nationwide Investor Destinations Moderately Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 974.60 2.59 0.52
Hypothetical
(b)(c)
1,000.00 1,022.58 2.65 0.52
Class C Shares
Actual
(b)
1,000.00 971.70 6.01 1.21
Hypothetical
(b)(c)
1,000.00 1,019.11 6.16 1.21
Class R Shares
Actual
(b)
1,000.00 973.40 4.08 0.82
Hypothetical
(b)(c)
1,000.00 1,021.07 4.18 0.82
Class R6 Shares
Actual
(b)
1,000.00 977.10 0.90 0.18
Hypothetical
(b)(c)
1,000.00 1,024.30 0.92 0.18
Institutional Service Class Shares
Actual
(b)
1,000.00 975.40 1.29 0.26
Hypothetical
(b)(c)
1,000.00 1,023.89 1.33 0.26
Service Class Shares
Actual
(b)
1,000.00 974.50 2.89 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
Nationwide Investor Destinations Moderate Fund
Class A Shares
Actual
(b)
1,000.00 972.80 2.59 0.52
Hypothetical
(b)(c)
1,000.00 1,022.58 2.65 0.52
Class C Shares
Actual
(b)
1,000.00 969.80 6.06 1.22
Hypothetical
(b)(c)
1,000.00 1,019.06 6.21 1.22
Class R Shares
Actual
(b)
1,000.00 970.20 4.12 0.83
Hypothetical
(b)(c)
1,000.00 1,021.02 4.23 0.83
Class R6 Shares
Actual
(b)
1,000.00 974.30 0.90 0.18
Hypothetical
(b)(c)
1,000.00 1,024.30 0.92 0.18
Institutional Service Class Shares
Actual
(b)
1,000.00 974.00 1.19 0.24
Hypothetical
(b)(c)
1,000.00 1,024.00 1.22 0.24
Service Class Shares
Actual
(b)
1,000.00 972.40 2.88 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58

28 - Shareholder Expense Examples - October 31, 2023 - Investor Destination Funds
ss
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
(a)
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
(a)
Nationwide Investor Destinations Moderately Conservative Fund
Class A Shares
Actual
(b)
1,000.00 967.40 2.63 0.53
Hypothetical
(b)(c)
1,000.00 1,022.53 2.70 0.53
Class C Shares
Actual
(b)
1,000.00 963.40 6.29 1.27
Hypothetical
(b)(c)
1,000.00 1,018.80 6.46 1.27
Class R Shares
Actual
(b)
1,000.00 966.10 4.21 0.85
Hypothetical
(b)(c)
1,000.00 1,020.92 4.33 0.85
Class R6 Shares
Actual
(b)
1,000.00 969.50 1.04 0.21
Hypothetical
(b)(c)
1,000.00 1,024.15 1.07 0.21
Institutional Service Class Shares
Actual
(b)
1,000.00 969.00 1.39 0.28
Hypothetical
(b)(c)
1,000.00 1,023.79 1.43 0.28
Service Class Shares
Actual
(b)
1,000.00 967.40 2.98 0.60
Hypothetical
(b)(c)
1,000.00 1,022.18 3.06 0.60
Nationwide Investor Destinations Conservative Fund
Class A Shares
Actual
(b)
1,000.00 962.10 2.47 0.50
Hypothetical
(b)(c)
1,000.00 1,022.68 2.55 0.50
Class C Shares
Actual
(b)
1,000.00 959.00 6.22 1.26
Hypothetical
(b)(c)
1,000.00 1,018.85 6.41 1.26
Class R Shares
Actual
(b)
1,000.00 961.30 4.20 0.85
Hypothetical
(b)(c)
1,000.00 1,020.92 4.33 0.85
Class R6 Shares
Actual
(b)
1,000.00 964.70 0.99 0.20
Hypothetical
(b)(c)
1,000.00 1,024.20 1.02 0.20
Institutional Service Class Shares
Actual
(b)
1,000.00 964.20 1.44 0.29
Hypothetical
(b)(c)
1,000.00 1,023.74 1.48 0.29
Service Class Shares
Actual
(b)
1,000.00 962.70 2.97 0.60
Hypothetical
(b)(c)
1,000.00 1,022.18 3.06 0.60
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2023 through
October 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

Nationwide Investor Destinations Aggressive Fund - October 31, 2023 - Statement of Investments - 29
Investment Companies 90 .3%
Shares Value ($)
Alternative Assets 0.5%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 535,121 4,206,047
Total Alternative Assets
(cost $4,736,093) 4,206,047
Equity Funds 83.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 6,441,423 59,711,995
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,299,448 15,398,456
Nationwide International Index
Fund, Class R6(a) 15,821,355 121,824,434
Nationwide International Small
Cap Fund, Class R6(a) 3,517,535 29,652,821
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,161,635 89,775,026
Nationwide Multi-Cap Portfolio,
Class R6*(a) 20,240,120 237,821,411
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 9,516,533 98,115,455
Total Equity Funds
(cost $598,487,087) 652,299,598
Fixed Income Funds 6.5%
Nationwide Bond Portfolio, Class
R6(a) 5,331,097 43,395,126
Nationwide Loomis Core Bond
Fund, Class R6(a) 903,759 8,052,494
Total Fixed Income Funds
(cost $57,651,393) 51,447,620
Total Investment Companies
(cost $660,874,573) 707,953,265
Exchange Traded Funds 9 .7%
Equity Funds 9.7%
iShares Core MSCI Emerging
Markets ETF 1,322,256 60,744,441
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF(b) 169,880 15,100,633
Total Exchange Traded Funds
(cost $87,592,232) 75,845,074
Repurchase Agreement 0 .4%
Principal
Amount ($)
CF Secured, LLC, 5.30%,
dated 10/31/2023, due
11/1/2023, repurchase price
$2,763,407, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053; total
market value $2,818,675.
(c)(d) 2,763,000 2,763,000
Total Repurchase Agreement
(cost $2,763,000) 2,763,000
Total Investments
(cost $751,229,805) — 100.4% 786,561,339
Liabilities in excess of other assets — (0.4)% (3,204,946)
NET ASSETS — 100.0% $ 783,356,393
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $2,728,923, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,763,000.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $2,763,000.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - October 31, 2023 - Nationwide Investor Destinations Moderately Aggressive Fund
Investment Companies 91 .2%
Shares Value ($)
Alternative Assets 2.3%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 2,186,964 17,189,538
Nationwide Amundi Strategic
Income Fund, Class R6(a) 926,799 8,739,715
Total Alternative Assets
(cost $28,249,232) 25,929,253
Equity Funds 68.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,938,896 73,593,562
Nationwide GQG US Quality
Equity Fund, Class R6(a) 1,383,370 16,392,929
Nationwide International Index
Fund, Class R6(a) 18,088,773 139,283,553
Nationwide International Small
Cap Fund, Class R6(a) 4,064,854 34,266,716
Nationwide Mid Cap Market
Index Fund, Class R6(a) 5,730,663 83,495,764
Nationwide Multi-Cap Portfolio,
Class R6*(a) 24,913,500 292,733,627
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 12,119,393 124,950,939
Total Equity Funds
(cost $696,394,881) 764,717,090
Fixed Income Funds 20.9%
Nationwide Bond Portfolio, Class
R6(a) 24,555,564 199,882,293
Investment Companies
Shares Value ($)
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,350,419 11,640,610
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,576,455 22,956,211
Total Fixed Income Funds
(cost $267,097,791) 234,479,114
Total Investment Companies
(cost $991,741,904) 1,025,125,457
Exchange Traded Funds 8 .9%
Equity Funds 8.9%
iShares Core MSCI Emerging
Markets ETF 1,720,502 79,039,862
iShares Core S&P Small-Cap
ETF 240,148 21,346,756
Total Exchange Traded Funds
(cost $115,303,192) 100,386,618
Total Investments
(cost $1,107,045,096) — 100.1% 1,125,512,075
Liabilities in excess of other assets — (0.1)% (685,099)
NET ASSETS — 100.0% $ 1,124,826,976
* Denotes a non-income producing security.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderate Fund - October 31, 2023 - Statement of Investments - 31
Investment Companies 84 .3%
Shares Value ($)
Alternative Assets 2.4%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,643,077 12,914,582
Nationwide Amundi Strategic
Income Fund, Class R6(a) 703,889 6,637,671
Total Alternative Assets
(cost $21,587,267) 19,552,253
Equity Funds 50.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,591,753 42,565,549
Nationwide GQG US Quality
Equity Fund, Class R6(a) 634,670 7,520,841
Nationwide International Index
Fund, Class R6(a) 9,746,759 75,050,041
Nationwide International Small
Cap Fund, Class R6(a) 1,432,017 12,071,907
Nationwide Mid Cap Market
Index Fund, Class R6(a) 2,461,568 35,865,041
Nationwide Multi-Cap Portfolio,
Class R6*(a) 14,332,544 168,407,398
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 6,916,960 71,313,857
Total Equity Funds
(cost $365,415,116) 412,794,634
Fixed Income Funds 31.6%
Nationwide Bond Portfolio, Class
R6(a) 21,510,578 175,096,103
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 997,870 8,601,644
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,712,069 41,984,533
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,504,957 33,822,839
Total Fixed Income Funds
(cost $294,397,876) 259,505,119
Total Investment Companies
(cost $681,400,259) 691,852,006
Exchange Traded Funds 10 .2%
Shares Value ($)
Equity Funds 6.3%
iShares Core MSCI Emerging
Markets ETF 702,387 32,267,659
iShares Core S&P Small-Cap
ETF 210,933 18,749,834
Total Equity Funds
(cost $59,634,570) 51,017,493
Fixed Income Funds 3.9%
iShares 20+ Year Treasury Bond
ETF 132,880 11,106,111
iShares 7-10 Year Treasury
Bond ETF 92,801 8,314,042
iShares U.S. Treasury Bond ETF 582,462 12,656,899
Total Fixed Income Funds
(cost $42,450,003) 32,077,052
Total Exchange Traded Funds
(cost $102,084,573) 83,094,545
Short-Term Investment 5 .6%
Money Market Fund 5 .6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.28% (b) 46,262,520 46,262,520
Total Short-Term Investment
(cost $46,262,520)
46,262,520
Total Investments
(cost $829,747,352) — 100.1% 821,209,071
Liabilities in excess of other assets — (0.1)% (556,866)
NET ASSETS — 100.0% $ 820,652,205
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

32 - Statement of Investments - October 31, 2023 - Nationwide Investor Destinations Moderately Conservative Fund
Investment Companies 80 .6%
Shares Value ($)
Alternative Assets 2.3%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 563,066 4,425,699
Nationwide Amundi Strategic
Income Fund, Class R6(a) 239,101 2,254,724
Total Alternative Assets
(cost $7,335,565) 6,680,423
Equity Funds 32.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,049,481 9,728,688
Nationwide International Index
Fund, Class R6(a) 2,146,207 16,525,798
Nationwide International Small
Cap Fund, Class R6(a) 218,708 1,843,704
Nationwide Mid Cap Market
Index Fund, Class R6(a) 705,941 10,285,554
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,290,971 38,668,906
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,589,786 16,390,692
Total Equity Funds
(cost $79,087,098) 93,443,342
Fixed Income Funds 45.5%
Nationwide Bond Portfolio, Class
R6(a) 10,799,454 87,907,554
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,012,679 8,729,295
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,302,687 11,606,944
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,244,006 21,654,656
Total Fixed Income Funds
(cost $147,742,971) 129,898,449
Total Investment Companies
(cost $234,165,634) 230,022,214
Exchange Traded Funds 10 .2%
Equity Funds 3.9%
iShares Core MSCI Emerging
Markets ETF 169,429 7,783,568
iShares Core S&P Small-Cap
ETF 35,677 3,171,329
Total Equity Funds
(cost $12,290,421) 10,954,897
Fixed Income Funds 6.3%
iShares 20+ Year Treasury Bond
ETF 65,816 5,500,901
iShares 7-10 Year Treasury
Bond ETF 64,823 5,807,493
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond
ETF(b) 304,143 6,609,027
Total Fixed Income Funds
(cost $23,514,515) 17,917,421
Total Exchange Traded Funds
(cost $35,804,936) 28,872,318
Short-Term Investment 9 .3%
Money Market Fund 9 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.28% (c) 26,664,121 26,664,121
Total Short-Term Investment
(cost $26,664,121)
26,664,121
Repurchase Agreement 1 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC, 5.30%,
dated 10/31/2023, due
11/1/2023, repurchase price
$4,388,346, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053; total
market value $4,476,113.
(d)(e) 4,387,700 4,387,700
Total Repurchase Agreement
(cost $4,387,700) 4,387,700
Total Investments
(cost $301,022,391) — 101.6% 289,946,353
Liabilities in excess of other assets — (1.6)% (4,566,757)
NET ASSETS — 100.0% $ 285,379,596
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $4,285,156, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,387,700.
(c) Represents 7-day effective yield as of October 31, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $4,387,700.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Conservative Fund - October 31, 2023 - Statement of Investments - 33
Investment Companies 75 .4%
Shares Value ($)
Alternative Assets 2.6%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 444,498 3,493,756
Nationwide Amundi Strategic
Income Fund, Class R6(a) 556,152 5,244,513
Total Alternative Assets
(cost $9,117,245) 8,738,269
Equity Funds 16.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 648,117 6,008,046
Nationwide International Index
Fund, Class R6(a) 1,052,300 8,102,709
Nationwide International Small
Cap Fund, Class R6(a) 97,667 823,335
Nationwide Mid Cap Market
Index Fund, Class R6(a) 374,575 5,457,554
Nationwide Multi-Cap Portfolio,
Class R6*(a) 2,028,958 23,840,251
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 974,182 10,043,818
Total Equity Funds
(cost $42,500,711) 54,275,713
Fixed Income Funds 56.8%
Nationwide Bond Portfolio, Class
R6(a) 15,222,082 123,907,749
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,998,656 17,228,418
Nationwide Loomis Core Bond
Fund, Class R6(a) 775,548 6,910,137
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,612,385 44,509,511
Total Fixed Income Funds
(cost $217,702,028) 192,555,815
Total Investment Companies
(cost $269,319,984) 255,569,797
Exchange Traded Funds 11 .6%
Shares Value ($)
Equity Funds 1.6%
iShares Core MSCI Emerging
Markets ETF 103,978 4,776,749
iShares Core S&P Small-Cap
ETF 8,546 759,654
Total Equity Funds
(cost $5,908,258) 5,536,403
Fixed Income Funds 10.0%
iShares 20+ Year Treasury Bond
ETF 154,899 12,946,458
iShares 7-10 Year Treasury
Bond ETF 116,135 10,404,535
iShares U.S. Treasury Bond ETF 476,836 10,361,646
Total Fixed Income Funds
(cost $45,470,943) 33,712,639
Total Exchange Traded Funds
(cost $51,379,201) 39,249,042
Short-Term Investment 13 .0%
Money Market Fund 13 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.28% (b) 44,195,608 44,195,608
Total Short-Term Investment
(cost $44,195,608)
44,195,608
Total Investments
(cost $364,894,793) — 100.0% 339,014,447
Liabilities in excess of other assets — 0.0%
†
(91,744)
NET ASSETS — 100.0% $ 338,922,703
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of October 31, 2023.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

34 - Statements of Assets and Liabilities - October 31, 2023 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 707,953,265
Investment securities of unaffiliated issuers, at value
*
75,845,074
Repurchase agreements, at value 2,763,000
Cash —
Interest and dividends receivable 20
Security lending income receivable 11
Receivable for investments sold 849,307
Receivable for capital shares issued 90,675
Prepaid expenses 35,497
Total Assets 787,536,849
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 915,593
Cash overdraft (Note 2) 20,899
Payable upon return of securities loaned (Note 2) 2,763,000
Accrued expenses and other payables:
Investment advisory fees 88,246
Fund administration fees 22,168
Distribution fees 136,639
Administrative servicing fees 160,029
Accounting and transfer agent fees 5,951
Trustee fees 2,741
Custodian fees 18,723
Compliance program costs (Note 3) 328
Professional fees 12,549
Printing fees 27,877
Other 5,713
Total Liabilities 4,180,456
Net Assets $ 783,356,393
* Includes value of securities on loan (Note 2) 2,728,923
Cost of investment securities of affiliated issuers 660,874,573
Cost of investment securities of unaffiliated issuers 87,592,232
Cost of repurchase agreements 2,763,000
Represented by:
Capital $ 745,286,865
Total distributable earnings (loss) 38,069,528
Net Assets $ 783,356,393

Investor Destinations Funds - October 31, 2023 - Statements of Assets and Liabilities - 35
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 1,025,125,457 $ 691,852,006 $ 230,022,214 $ 255,569,797
100,386,618 129,357,065 55,536,439 83,444,650
— — 4,387,700 —
1,179 — — —
224 209,865 120,967 201,359
— 482 179 —
— 495,352 419,375 71,487
302,425 144,400 37,735 46,533
38,293 39,803 34,915 31,134
1,125,854,196 822,098,973 290,559,524 339,364,960
166,263 — — —
207,002 898,603 578,384 115,027
— — — —
— — 4,387,700 —
126,553 92,309 31,994 37,940
28,618 22,847 13,201 14,211
182,249 138,402 51,846 74,793
208,366 192,455 69,163 126,923
9,492 8,255 4,306 6,100
3,920 2,837 980 1,172
26,550 28,410 8,333 12,748
468 336 116 136
16,464 13,400 7,343 8,361
41,109 37,172 20,862 41,192
10,166 11,742 5,700 3,654
1,027,220 1,446,768 5,179,928 442,257
$ 1,124,826,976 $ 820,652,205 $ 285,379,596 $ 338,922,703
— — 4,285,156 —
991,741,904 681,400,259 234,165,634 269,319,984
115,303,192 148,347,093 62,469,057 95,574,809
— — 4,387,700 —
$ 1,097,133,730 $ 822,979,997 $ 297,176,575 $ 373,248,534
27,693,246 (2,327,792) (11,796,979) (34,325,831)
$ 1,124,826,976 $ 820,652,205 $ 285,379,596 $ 338,922,703

36 - Statements of Assets and Liabilities - October 31, 2023 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Net Assets:
Class A Shares $ 67,103,301
Class C Shares 7,519,949
Class R Shares 36,692,697
Class R6 Shares 208,391,846
Institutional Service Class Shares 3,341,097
Service Class Shares 460,307,503
Total $ 783,356,393
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 7,788,264
Class C Shares 935,804
Class R Shares 4,432,169
Class R6 Shares 23,637,017
Institutional Service Class Shares 386,556
Service Class Shares 53,275,659
Total 90,455,469
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .62 (a)
Class C Shares $ 8 .04 (b)
Class R Shares $ 8 .28
Class R6 Shares $ 8 .82
Institutional Service Class Shares $ 8 .64
Service Class Shares $ 8 .64
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .15
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Investor Destinations Funds - October 31, 2023 - Statements of Assets and Liabilities - 37
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 118,074,628 $ 105,356,028 $ 53,940,764 $ 71,278,704
10,493,884 15,863,201 12,398,044 39,427,174
67,713,551 48,146,792 17,361,936 15,786,107
364,872,799 271,803,179 97,557,801 69,513,608
18,838,276 7,117,093 3,805,443 58,909,507
544,833,838 372,365,912 100,315,608 84,007,603
$ 1,124,826,976 $ 820,652,205 $ 285,379,596 $ 338,922,703
13,477,122 12,183,589 5,954,572 7,752,365
1,275,595 1,905,160 1,381,462 4,312,430
8,110,642 5,805,483 1,910,380 1,721,221
41,711,696 31,676,848 10,608,716 7,514,902
2,160,039 830,600 416,261 6,385,473
62,472,314 43,354,434 10,974,899 9,101,586
129,207,408 95,756,114 31,246,290 36,787,977
$ 8 .76 (a) $ 8 .65 (a) $ 9 .06 (a) $ 9 .19 (a)
$ 8 .23 (b) $ 8 .33 (b) $ 8 .97 (b) $ 9 .14 (b)
$ 8 .35 $ 8 .29 $ 9 .09 $ 9 .17
$ 8 .75 $ 8 .58 $ 9 .20 $ 9 .25
$ 8 .72 $ 8 .57 $ 9 .14 $ 9 .23
$ 8 .72 $ 8 .59 $ 9 .14 $ 9 .23
$ 9 .29 $ 9 .18 $ 9 .61 $ 9 .75
5 .75% 5 .75% 5 .75% 5 .75%

38 - Statements of Operations - For the Year Ended October 31, 2023 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 9,598,168
Dividend income from unaffiliated issuers 1,889,982
Income from securities lending (Note 2) 3,365
Interest income (unaffiliated) 713
Total Income 11,492,228
EXPENSES:
Investment advisory fees 1,106,489
Fund administration fees 222,127
Distribution fees Class A 191,279
Distribution fees Class C 82,366
Distribution fees Class R 199,856
Distribution fees Service Class 1,216,300
Administrative servicing fees Class A 68,862
Administrative servicing fees Class C 3,093
Administrative servicing fees Class R 55,960
Administrative servicing fees Institutional Service Class 4,778
Administrative servicing fees Service Class 729,783
Registration and filing fees 79,209
Professional fees 36,561
Printing fees 20,884
Trustee fees 31,741
Custodian fees 13,847
Accounting and transfer agent fees 34,804
Compliance program costs (Note 3) 3,945
Other 11,999
Total Expenses 4,113,883
NET INVESTMENT INCOME 7,378,345
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 7,457,189
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 21,564,823
Transactions in investment securities of unaffiliated issuers (1,193,846)
Net realized gains (losses) 27,828,166
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 20,735,224
Investment securities of unaffiliated issuers 5,306,805
Net change in unrealized appreciation/depreciation 26,042,029
Net realized/unrealized gains (losses) 53,870,195
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 61,248,540

Investor Destinations Funds - For the Year Ended October 31, 2023 - Statements of Operations - 39
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 16,600,608 $ 13,289,264 $ 5,117,682 $ 6,983,651
2,588,404 4,582,814 2,198,834 3,641,700
5,086 12,777 4,062 4,272
828 20 17 31
19,194,926 17,884,875 7,320,595 10,629,654
1,600,310 1,178,300 410,066 506,050
303,971 233,996 100,059 116,322
350,542 310,946 151,337 191,088
125,658 205,969 162,115 524,261
387,115 272,903 91,975 85,144
1,452,252 1,004,835 272,538 226,201
126,198 111,943 36,281 38,219
4,321 7,774 9,727 26,214
108,392 81,871 25,753 25,543
13,842 4,440 2,835 70,232
871,355 602,904 152,621 135,721
77,744 80,021 76,942 78,044
49,376 39,463 19,789 22,458
31,731 24,886 9,677 25,737
45,977 33,837 11,787 14,622
20,149 15,810 5,302 8,097
54,337 46,962 24,374 33,761
5,729 4,215 1,472 1,821
16,074 12,128 5,077 7,230
5,645,073 4,273,203 1,569,727 2,136,765
13,549,853 13,611,672 5,750,868 8,492,889
7,811,491 3,819,080 1,157,994 918,785
31,298,073 21,603,657 4,679,257 (821,778)
(2,538,139) (1,977,924) (584,249) (1,873,949)
36,571,425 23,444,813 5,253,002 (1,776,942)
21,482,742 9,954,533 1,843,101 4,882,056
8,423,287 1,268,773 (40,269) 109,012
29,906,029 11,223,306 1,802,832 4,991,068
66,477,454 34,668,119 7,055,834 3,214,126
$ 80,027,307 $ 48,279,791 $ 12,806,702 $ 11,707,015

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - October 31, 2023 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 7,378,345 $ 36,549,112
Net realized gains 27,828,166 30,512,275
Net change in unrealized appreciation/depreciation 26,042,029 (274,140,226)
Net increase from payment by affiliate (Note 3) — 352,223
Change in net assets resulting from operations 61,248,540 (206,726,616)
Distributions to Shareholders From:
Distributable earnings:
Class A (2,723,781) (6,436,585)
Class C (277,756) (763,715)
Class R (1,330,013) (3,350,067)
Class R6 (8,718,226) (20,599,447)
Institutional Service Class (131,694) (346,915)
Service Class (16,192,477) (39,515,159)
Change in net assets from shareholder distributions (29,373,947) (71,011,888)
Change in net assets from capital transactions (63,119,324) (14,893,785)
Change in net assets (31,244,731) (292,632,289)
Net Assets:
Beginning of year 814,601,124 1,107,233,413
End of year $ 783,356,393 $ 814,601,124

Investor Destinations Funds - October 31, 2023 - Statements of Changes in Net Assets - 41
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 13,549,853 $ 52,914,087 $ 13,611,672 $ 36,425,337
36,571,425 38,399,526 23,444,813 22,811,348
29,906,029 (386,536,695) 11,223,306 (259,750,398)
— 416,029 — 237,709
80,027,307 (294,807,053) 48,279,791 (200,276,004)
(5,327,451) (10,876,934) (4,566,080) (9,039,822)
(462,979) (1,177,796) (674,344) (1,664,743)
(2,874,400) (6,004,967) (1,852,790) (3,930,795)
(15,710,227) (30,511,020) (11,675,362) (22,192,721)
(822,076) (1,325,430) (279,366) (516,538)
(20,485,929) (42,240,325) (14,035,478) (27,864,353)
(45,683,062) (92,136,472) (33,083,420) (65,208,972)
(113,773,593) (29,281,802) (97,763,679) (65,443,854)
(79,429,348) (416,225,327) (82,567,308) (330,928,830)
1,204,256,324 1,620,481,651 903,219,513 1,234,148,343
$ 1,124,826,976 $ 1,204,256,324 $ 820,652,205 $ 903,219,513

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - October 31, 2023 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,699,629 $ 10,057,163
Proceeds from shares issued from class conversion (Note 1) 178,416 277,059
Dividends reinvested 2,320,010 5,445,550
Cost of shares redeemed (19,500,292) (12,728,619)
Total Class A Shares (12,302,237) 3,051,153
Class C Shares
Proceeds from shares issued 574,611 1,043,706
Dividends reinvested 249,994 687,785
Cost of shares redeemed in class conversion (Note 1) (178,416) (277,059)
Cost of shares redeemed (1,892,268) (3,270,591)
Total Class C Shares (1,246,079) (1,816,159)
Class R Shares
Proceeds from shares issued 4,011,769 4,099,187
Dividends reinvested 1,318,282 3,329,397
Cost of shares redeemed (8,037,154) (8,898,033)
Total Class R Shares (2,707,103) (1,469,449)
Class R6 Shares
Proceeds from shares issued 29,004,727 21,176,579
Dividends reinvested 8,539,395 20,136,815
Cost of shares redeemed (68,740,616) (46,740,095)
Total Class R6 Shares (31,196,494) (5,426,701)
Institutional Service Class Shares
Proceeds from shares issued 1,046,651 695,065
Dividends reinvested 90,184 220,874
Cost of shares redeemed (1,532,680) (1,750,070)
Total Institutional Service Class Shares (395,845) (834,131)
Service Class Shares
Proceeds from shares issued 25,440,434 39,361,907
Dividends reinvested 16,192,477 39,515,159
Cost of shares redeemed (56,904,477) (87,275,564)
Total Service Class Shares (15,271,566) (8,398,498)
Change in net assets from capital transactions $ (63,119,324) $ (14,893,785)

Investor Destinations Funds - October 31, 2023 - Statements of Changes in Net Assets - 43
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 8,065,852 $ 12,842,485 $ 9,293,975 $ 13,972,809
345,825 503,567 734,268 690,483
4,599,870 9,177,534 3,900,897 7,546,332
(46,124,894) (20,469,577) (41,883,620) (24,642,910)
(33,113,347) 2,054,009 (27,954,480) (2,433,286)
646,584 1,126,064 1,770,995 2,005,720
452,540 1,126,112 640,874 1,582,728
(345,825) (503,567) (734,268) (690,483)
(4,391,784) (6,170,825) (8,238,645) (9,431,126)
(3,638,485) (4,422,216) (6,561,044) (6,533,161)
5,779,753 7,066,784 5,854,149 5,541,200
2,864,179 5,990,142 1,852,581 3,930,148
(21,805,846) (15,904,685) (14,999,505) (14,073,660)
(13,161,914) (2,847,759) (7,292,775) (4,602,312)
54,574,188 28,081,398 42,587,735 22,313,033
15,588,644 30,240,199 11,560,563 21,963,501
(101,881,577) (66,319,730) (81,154,042) (71,685,128)
(31,718,745) (7,998,133) (27,005,744) (27,408,594)
1,290,297 5,222,284 1,126,266 5,902,355
579,884 862,069 161,142 299,829
(4,432,420) (2,903,102) (1,361,626) (6,344,809)
(2,562,239) 3,181,251 (74,218) (142,625)
25,511,464 42,102,550 18,243,929 31,188,143
20,485,929 42,240,325 14,035,478 27,864,353
(75,576,256) (103,591,829) (61,154,825) (83,376,372)
(29,578,863) (19,248,954) (28,875,418) (24,323,876)
$ (113,773,593) $ (29,281,802) $ (97,763,679) $ (65,443,854)

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - October 31, 2023 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 534,605 1,079,956
Issued in class conversion (Note 1) 20,041 27,408
Reinvested 278,694 526,108
Redeemed (2,204,896) (1,333,034)
Total Class A Shares (1,371,556) 300,438
Class C Shares
Issued 69,845 118,980
Reinvested 32,257 70,182
Redeemed in class conversion (Note 1) (21,441) (29,129)
Redeemed (229,743) (342,847)
Total Class C Shares (149,082) (182,814)
Class R Shares
Issued 474,957 457,151
Reinvested 164,977 331,925
Redeemed (937,667) (972,470)
Total Class R Shares (297,733) (183,394)
Class R6 Shares
Issued 3,195,164 2,253,302
Reinvested 997,705 1,916,543
Redeemed (7,443,773) (4,880,699)
Total Class R6 Shares (3,250,904) (710,854)
Institutional Service Class Shares
Issued 115,045 71,667
Reinvested 10,768 21,371
Redeemed (168,246) (182,285)
Total Institutional Service Class Shares (42,433) (89,247)
Service Class Shares
Issued 2,863,759 4,227,249
Reinvested 1,937,180 3,802,348
Redeemed (6,384,968) (9,285,968)
Total Service Class Shares (1,584,029) (1,256,371)
Total change in shares (6,695,737) (2,122,242)

Investor Destinations Funds - October 31, 2023 - Statements of Changes in Net Assets - 45
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
903,446 1,309,967 1,048,760 1,447,335
38,598 50,581 81,787 70,675
540,163 869,709 455,857 733,515
(5,146,152) (2,113,307) (4,711,571) (2,598,459)
(3,663,945) 116,950 (3,125,167) (346,934)
76,459 123,505 207,017 214,380
56,497 111,828 77,955 157,513
(40,995) (53,428) (84,890) (73,118)
(523,199) (653,372) (962,763) (1,009,050)
(431,238) (471,467) (762,681) (710,275)
674,644 784,234 691,671 597,067
353,405 590,227 225,817 395,215
(2,535,280) (1,716,097) (1,743,222) (1,521,117)
(1,507,231) (341,636) (825,734) (528,835)
6,054,342 2,942,882 4,810,899 2,401,936
1,822,260 2,889,177 1,354,705 2,161,961
(11,184,040) (6,832,919) (9,096,426) (7,573,092)
(3,307,438) (1,000,860) (2,930,822) (3,009,195)
145,084 623,221 126,869 684,616
68,078 82,459 18,916 29,691
(496,280) (302,074) (154,668) (742,531)
(283,118) 403,606 (8,883) (28,224)
2,843,124 4,504,029 2,064,093 3,320,850
2,415,902 4,012,775 1,648,552 2,721,529
(8,413,467) (10,958,290) (6,888,862) (9,001,730)
(3,154,441) (2,441,486) (3,176,217) (2,959,351)
(12,347,411) (3,734,893) (10,829,504) (7,582,814)

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - October 31, 2023 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 5,750,868 $ 10,699,870
Net realized gains (losses) 5,253,002 5,832,210
Net change in unrealized appreciation/depreciation 1,802,832 (79,518,855)
Net increase from payment by affiliate (Note 3) — 82,930
Change in net assets resulting from operations 12,806,702 (62,903,845)
Distributions to Shareholders From:
Distributable earnings:
Class A (1,785,107) (2,385,085)
Class C (393,171) (801,178)
Class R (473,913) (689,937)
Class R6 (3,485,189) (5,014,778)
Institutional Service Class (129,320) (207,857)
Service Class (3,109,233) (4,342,200)
Change in net assets from shareholder distributions (9,375,933) (13,441,035)
Change in net assets from capital transactions (36,196,485) (36,424,352)
Change in net assets (32,765,716) (112,769,232)
Net Assets:
Beginning of year 318,145,312 430,914,544
End of year $ 285,379,596 $ 318,145,312

Investor Destinations Funds - October 31, 2023 - Statements of Changes in Net Assets - 47
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 8,492,889 $ 12,098,296
(1,776,942) 2,871,813
4,991,068 (93,345,018)
— 95,348
11,707,015 (78,279,561)
(1,726,064) (2,791,690)
(821,398) (2,347,938)
(328,163) (650,906)
(1,991,096) (3,317,165)
(1,905,803) (5,265,411)
(1,930,606) (3,316,758)
(8,703,130) (17,689,868)
(85,129,593) (90,062,486)
(82,125,708) (186,031,915)
421,048,411 607,080,326
$ 338,922,703 $ 421,048,411

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - October 31, 2023 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,209,137 $ 8,675,064
Proceeds from shares issued from class conversion (Note 1) 535,355 755,129
Dividends reinvested 1,544,734 2,045,728
Cost of shares redeemed (15,702,436) (9,179,701)
Total Class A Shares (8,413,210) 2,296,220
Class C Shares
Proceeds from shares issued 508,442 1,501,268
Dividends reinvested 378,737 775,596
Cost of shares redeemed in class conversion (Note 1) (535,355) (755,129)
Cost of shares redeemed (7,334,903) (9,677,586)
Total Class C Shares (6,983,079) (8,155,851)
Class R Shares
Proceeds from shares issued 2,766,248 2,881,120
Dividends reinvested 473,888 689,904
Cost of shares redeemed (3,920,401) (6,122,804)
Total Class R Shares (680,265) (2,551,780)
Class R6 Shares
Proceeds from shares issued 13,999,406 9,617,065
Dividends reinvested 3,449,286 4,959,997
Cost of shares redeemed (28,407,315) (32,761,391)
Total Class R6 Shares (10,958,623) (18,184,329)
Institutional Service Class Shares
Proceeds from shares issued 412,143 5,311,924
Dividends reinvested 80,647 133,495
Cost of shares redeemed (766,219) (5,893,253)
Total Institutional Service Class Shares (273,429) (447,834)
Service Class Shares
Proceeds from shares issued 7,476,403 11,986,147
Dividends reinvested 3,109,116 4,342,200
Cost of shares redeemed (19,473,398) (25,709,125)
Total Service Class Shares (8,887,879) (9,380,778)
Change in net assets from capital transactions $ (36,196,485) $ (36,424,352)

Investor Destinations Funds - October 31, 2023 - Statements of Changes in Net Assets - 49
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 13,403,466 $ 15,336,590
943,387 1,183,798
1,552,330 2,509,001
(21,087,762) (17,084,423)
(5,188,579) 1,944,966
894,048 3,802,143
787,816 2,264,272
(943,387) (1,183,798)
(26,840,493) (29,835,828)
(26,102,016) (24,953,211)
3,137,181 2,447,296
327,464 646,087
(4,838,913) (7,733,326)
(1,374,268) (4,639,943)
12,486,200 13,389,838
1,964,440 3,257,384
(23,467,581) (26,151,224)
(9,016,941) (9,504,002)
4,916,697 24,718,203
1,626,100 4,442,389
(42,799,422) (79,013,365)
(36,256,625) (49,852,773)
10,060,982 21,024,194
1,918,036 3,284,194
(19,170,182) (27,365,911)
(7,191,164) (3,057,523)
$ (85,129,593) $ (90,062,486)

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - October 31, 2023 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 558,418 857,689
Issued in class conversion (Note 1) 57,468 74,474
Reinvested 169,127 194,384
Redeemed (1,679,684) (927,295)
Total Class A Shares (894,671) 199,252
Class C Shares
Issued 55,380 152,762
Reinvested 42,053 72,864
Redeemed in class conversion (Note 1) (57,990) (75,152)
Redeemed (795,014) (986,912)
Total Class C Shares (755,571) (836,438)
Class R Shares
Issued 295,652 286,511
Reinvested 51,787 64,771
Redeemed (415,597) (607,128)
Total Class R Shares (68,158) (255,846)
Class R6 Shares
Issued 1,474,922 959,965
Reinvested 371,416 466,233
Redeemed (2,972,381) (3,254,225)
Total Class R6 Shares (1,126,043) (1,828,027)
Institutional Service Class Shares
Issued 43,808 552,235
Reinvested 8,739 12,751
Redeemed (81,716) (631,965)
Total Institutional Service Class Shares (29,169) (66,979)
Service Class Shares
Issued 793,742 1,193,815
Reinvested 337,400 407,664
Redeemed (2,063,580) (2,600,341)
Total Service Class Shares (932,438) (998,862)
Total change in shares (3,806,050) (3,786,900)

Investor Destinations Funds - October 31, 2023 - Statements of Changes in Net Assets - 51
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
1,411,375 1,504,152
98,866 117,267
164,665 238,425
(2,222,368) (1,713,364)
(547,462) 146,480
94,348 360,544
84,349 212,648
(99,499) (118,004)
(2,849,479) (2,997,101)
(2,770,281) (2,541,913)
331,455 245,471
34,844 61,053
(509,095) (766,262)
(142,796) (459,738)
1,307,057 1,322,145
207,130 308,717
(2,446,493) (2,573,508)
(932,306) (942,646)
516,737 2,327,360
172,021 419,628
(4,502,366) (7,851,241)
(3,813,608) (5,104,253)
1,055,742 2,051,181
202,768 310,258
(2,009,382) (2,718,407)
(750,872) (356,968)
(8,957,325) (9,259,038)

52 - Financial Highlights - October 31, 2023 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 8.34 $ 0.07 $ 0.50 $ 0.57 $ (0.07) $ (0.22) $ — $ (0.29) $ 8.62 7.07% $ 67,103 0.52% 0.83% 0.52% 14.54%
10/31/2022 11.10 0.36 (2.39) (2.03) (0.43) (0.30) — (0.73) 8.34 (19.58)% 76,405 0.53% 3.83% 0.53% 34.31%
10/31/2021 8.32 0.24 2.80 3.04 (0.26) — — (0.26) 11.10 37.03% 98,337 0.53% 2.36% 0.53% 14.17%
10/31/2020 9.46 0.49 (0.29) 0.20 (0.55) (0.72) (0.07) (1.34) 8.32 1.70% 74,817 0.53% 5.82% 0.53% 16.63%
10/31/2019 9.69 0.16 0.75 0.91 (0.21) (0.93) — (1.14) 9.46 11.65% 75,166 0.53% 1.74% 0.53% 57.66%(g)
Class C Shares
10/31/2023 7.82 0.01 0.47 0.48 (0.04) (0.22) — (0.26) 8.04 6.36% 7,520 1.22% 0.14% 1.22% 14.54%
10/31/2022 10.48 0.28 (2.26) (1.98) (0.38) (0.30) — (0.68) 7.82 (20.19)% 8,487 1.24% 3.22% 1.24% 34.31%
10/31/2021 7.91 0.17 2.64 2.81 (0.24) — — (0.24) 10.48 36.03% 13,283 1.24% 1.80% 1.24% 14.17%
10/31/2020 9.04 0.40 (0.26) 0.14 (0.50) (0.72) (0.05) (1.27) 7.91 1.01% 13,364 1.28% 4.93% 1.28% 16.63%
10/31/2019 9.33 0.10 0.70 0.80 (0.16) (0.93) — (1.09) 9.04 10.71% 21,288 1.28% 1.12% 1.28% 57.66%(g)
Class R Shares
10/31/2023 8.03 0.04 0.49 0.53 (0.06) (0.22) — (0.28) 8.28 6.76% 36,693 0.82% 0.52% 0.82% 14.54%
10/31/2022 10.72 0.32 (2.31) (1.99) (0.40) (0.30) — (0.70) 8.03 (19.89)% 38,002 0.84% 3.57% 0.84% 34.31%
10/31/2021 8.06 0.20 2.71 2.91 (0.25) — — (0.25) 10.72 36.61% 52,658 0.85% 2.04% 0.85% 14.17%
10/31/2020 9.20 0.45 (0.27) 0.18 (0.54) (0.72) (0.06) (1.32) 8.06 1.42% 44,326 0.85% 5.48% 0.85% 16.63%
10/31/2019 9.46 0.13 0.73 0.86 (0.19) (0.93) — (1.12) 9.20 11.27% 53,276 0.85% 1.50% 0.85% 57.66%(g)
Class R6 Shares
10/31/2023 8.52 0.11 0.51 0.62 (0.10) (0.22) — (0.32) 8.82 7.44% 208,392 0.18% 1.20% 0.18% 14.54%
10/31/2022 11.33 0.40 (2.45) (2.05) (0.46) (0.30) — (0.76) 8.52 (19.34)% 229,143 0.19% 4.19% 0.19% 34.31%
10/31/2021 8.48 0.28 2.85 3.13 (0.28) — — (0.28) 11.33 37.51% 312,586 0.19% 2.71% 0.19% 14.17%
10/31/2020 9.61 0.50 (0.26) 0.24 (0.58) (0.72) (0.07) (1.37) 8.48 2.12% 234,120 0.19% 5.86% 0.19% 16.63%
10/31/2019 9.83 0.19 0.77 0.96 (0.25) (0.93) — (1.18) 9.61 11.98% 213,224 0.19% 2.06% 0.19% 57.66%(g)
Institutional Service Class Shares
10/31/2023 8.36 0.09 0.50 0.59 (0.09) (0.22) — (0.31) 8.64 7.23% 3,341 0.31% 1.02% 0.31% 14.54%
10/31/2022 11.13 0.38 (2.40) (2.02) (0.45) (0.30) — (0.75) 8.36 (19.44)% 3,588 0.32% 4.05% 0.32% 34.31%
10/31/2021 8.33 0.26 2.81 3.07 (0.27) — — (0.27) 11.13 37.41% 5,767 0.32% 2.47% 0.32% 14.17%
10/31/2020 9.47 0.51 (0.29) 0.22 (0.57) (0.72) (0.07) (1.36) 8.33 1.90% 4,059 0.30% 6.04% 0.30% 16.63%
10/31/2019 9.70 0.18 0.76 0.94 (0.24) (0.93) — (1.17) 9.47 11.93% 6,971 0.29% 2.01% 0.29% 57.66%(g)
Service Class Shares
10/31/2023 8.37 0.07 0.49 0.56 (0.07) (0.22) — (0.29) 8.64 6.89% 460,308 0.58% 0.75% 0.58% 14.54%
10/31/2022 11.13 0.35 (2.39) (2.04) (h) (0.42) (0.30) — (0.72) 8.37 (19.58)%(h) 458,976 0.59% 3.77% 0.59% 34.31%
10/31/2021 8.34 0.24 2.80 3.04 (0.25) — — (0.25) 11.13 37.03% 624,603 0.59% 2.33% 0.59% 14.17%
10/31/2020 9.48 0.50 (0.30) 0.20 (0.55) (0.72) (0.07) (1.34) 8.34 1.63% 526,542 0.59% 5.85% 0.59% 16.63%
10/31/2019 9.71 0.15 0.76 0.91 (0.21) (0.93) — (1.14) 9.48 11.55% 611,178 0.59% 1.69% 0.59% 57.66%(g)

Investor Destination Funds - October 31, 2023 - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Service Class.
Excluding the payment from the affiliate, the Service Class total returns is -19.68%. (Note 3)

54 - Financial Highlights - October 31, 2023 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 8.56 $ 0.10 $ 0.41 $ 0.51 $ (0.09) $ (0.22) $ — $ (0.31) $ 8.76 6.15% $ 118,075 0.52% 1.06% 0.52% 14.63%
10/31/2022 11.22 0.36 (2.38) (2.02) (0.41) (0.23) — (0.64) 8.56 (19.07)% 146,719 0.52% 3.75% 0.52% 37.04%
10/31/2021 8.78 0.26 2.46 2.72 (0.28) — — (0.28) 11.22 31.39% 190,995 0.52% 2.48% 0.52% 16.49%
10/31/2020 9.79 0.51 (0.21) 0.30 (0.55) (0.69) (0.07) (1.31) 8.78 2.84% 152,026 0.53% 5.72% 0.53% 20.97%
10/31/2019 10.08 0.19 0.74 0.93 (0.23) (0.99) — (1.22) 9.79 11.40% 147,843 0.53% 1.97% 0.53% 55.29%(g)
Class C Shares
10/31/2023 8.08 0.03 0.41 0.44 (0.07) (0.22) — (0.29) 8.23 5.54% 10,494 1.21% 0.39% 1.21% 14.63%
10/31/2022 10.66 0.30 (2.28) (1.98) (0.37) (0.23) — (0.60) 8.08 (19.71)% 13,800 1.22% 3.26% 1.22% 37.04%
10/31/2021 8.39 0.19 2.33 2.52 (0.25) — — (0.25) 10.66 30.47% 23,213 1.23% 1.94% 1.23% 16.49%
10/31/2020 9.43 0.43 (0.19) 0.24 (0.52) (0.69) (0.07) (1.28) 8.39 2.17% 24,282 1.25% 4.99% 1.25% 20.97%
10/31/2019 9.76 0.12 0.71 0.83 (0.17) (0.99) — (1.16) 9.43 10.62% 35,743 1.25% 1.36% 1.25% 55.29%(g)
Class R Shares
10/31/2023 8.18 0.07 0.40 0.47 (0.08) (0.22) — (0.30) 8.35 5.87% 67,714 0.82% 0.77% 0.82% 14.63%
10/31/2022 10.75 0.32 (2.28) (1.96) (0.38) (0.23) — (0.61) 8.18 (19.33)% 78,674 0.84% 3.49% 0.84% 37.04%
10/31/2021 8.44 0.22 2.35 2.57 (0.26) — — (0.26) 10.75 30.90% 107,069 0.84% 2.21% 0.84% 16.49%
10/31/2020 9.46 0.46 (0.19) 0.27 (0.53) (0.69) (0.07) (1.29) 8.44 2.61% 94,195 0.85% 5.36% 0.85% 20.97%
10/31/2019 9.78 0.16 0.71 0.87 (0.20) (0.99) — (1.19) 9.46 11.07% 112,622 0.84% 1.72% 0.84% 55.29%(g)
Class R6 Shares
10/31/2023 8.55 0.13 0.41 0.54 (0.12) (0.22) — (0.34) 8.75 6.52% 364,873 0.18% 1.39% 0.18% 14.63%
10/31/2022 11.21 0.39 (2.37) (1.98) (h) (0.45) (0.23) — (0.68) 8.55 (18.80)%(h) 384,753 0.18% 4.11% 0.18% 37.04%
10/31/2021 8.76 0.30 2.45 2.75 (0.30) — — (0.30) 11.21 31.94% 515,657 0.18% 2.86% 0.18% 16.49%
10/31/2020 9.77 0.51 (0.18) 0.33 (0.57) (0.69) (0.08) (1.34) 8.76 3.20% 429,532 0.19% 5.83% 0.19% 20.97%
10/31/2019 10.06 0.22 0.75 0.97 (0.27) (0.99) — (1.26) 9.77 11.81% 428,123 0.18% 2.30% 0.18% 55.29%(g)
Institutional Service Class Shares
10/31/2023 8.52 0.12 0.42 0.54 (0.12) (0.22) — (0.34) 8.72 6.48% 18,838 0.25% 1.33% 0.25% 14.63%
10/31/2022 11.18 0.39 (2.38) (1.99) (0.44) (0.23) — (0.67) 8.52 (18.89)% 20,822 0.23% 4.04% 0.23% 37.04%
10/31/2021 8.74 0.29 2.45 2.74 (0.30) — — (0.30) 11.18 31.83% 22,793 0.23% 2.79% 0.23% 16.49%
10/31/2020 9.75 0.54 (0.21) 0.33 (0.58) (0.69) (0.07) (1.34) 8.74 3.12% 18,652 0.26% 6.16% 0.26% 20.97%
10/31/2019 10.04 0.21 0.75 0.96 (0.26) (0.99) — (1.25) 9.75 11.73% 20,760 0.28% 2.22% 0.28% 55.29%(g)
Service Class Shares
10/31/2023 8.53 0.09 0.41 0.50 (0.09) (0.22) — (0.31) 8.72 6.03% 544,834 0.58% 0.96% 0.58% 14.63%
10/31/2022 11.18 0.35 (2.36) (2.01) (h) (0.41) (0.23) — (0.64) 8.53 (19.10)%(h) 559,489 0.58% 3.70% 0.58% 37.04%
10/31/2021 8.75 0.26 2.44 2.70 (0.27) — — (0.27) 11.18 31.33% 760,754 0.58% 2.45% 0.58% 16.49%
10/31/2020 9.76 0.50 (0.20) 0.30 (0.55) (0.69) (0.07) (1.31) 8.75 2.78% 670,020 0.59% 5.69% 0.59% 20.97%
10/31/2019 10.05 0.18 0.75 0.93 (0.23) (0.99) — (1.22) 9.76 11.37% 798,173 0.58% 1.93% 0.58% 55.29%(g)

Investor Destination Funds - October 31, 2023 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R6 and
Service Class. Excluding the payment from the affiliate, the Class R6 and Service Class total returns are -18.89% and -19.20%, respectively. (Note 3)

56 - Financial Highlights - October 31, 2023 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 8.55 $ 0.13 $ 0.28 $ 0.41 $ (0.13) $ (0.18) $ — $ (0.31) $ 8.65 4.85% $ 105,356 0.52% 1.46% 0.52% 13.59%
10/31/2022 10.90 0.32 (2.10) (1.78) (0.35) (0.22) — (0.57) 8.55 (17.14)% 130,850 0.53% 3.37% 0.53% 34.56%
10/31/2021 9.06 0.24 1.86 2.10 (0.26) — — (0.26) 10.90 23.50% 170,634 0.53% 2.31% 0.53% 20.10%
10/31/2020 9.64 0.46 (0.12) 0.34 (0.50) (0.37) (0.05) (0.92) 9.06 3.46% 142,689 0.53% 5.04% 0.53% 28.45%
10/31/2019 9.79 0.19 0.68 0.87 (0.22) (0.80) — (1.02) 9.64 10.37% 137,179 0.53% 2.03% 0.53% 49.80%(g)
Class C Shares
10/31/2023 8.25 0.07 0.27 0.34 (0.08) (0.18) — (0.26) 8.33 4.20% 15,863 1.22% 0.78% 1.22% 13.59%
10/31/2022 10.56 0.26 (2.05) (1.79) (0.30) (0.22) — (0.52) 8.25 (17.78)% 22,018 1.23% 2.83% 1.23% 34.56%
10/31/2021 8.81 0.17 1.80 1.97 (0.22) — — (0.22) 10.56 22.64% 35,674 1.25% 1.73% 1.25% 20.10%
10/31/2020 9.41 0.38 (0.12) 0.26 (0.44) (0.37) (0.05) (0.86) 8.81 2.68% 39,214 1.27% 4.26% 1.27% 28.45%
10/31/2019 9.59 0.13 0.64 0.77 (0.15) (0.80) — (0.95) 9.41 9.46% 50,158 1.25% 1.39% 1.25% 49.80%(g)
Class R Shares
10/31/2023 8.21 0.10 0.26 0.36 (0.10) (0.18) — (0.28) 8.29 4.52% 48,147 0.83% 1.13% 0.83% 13.59%
10/31/2022 10.50 0.29 (2.03) (1.74) (0.33) (0.22) — (0.55) 8.21 (17.44)% 54,462 0.84% 3.15% 0.84% 34.56%
10/31/2021 8.74 0.20 1.80 2.00 (0.24) — — (0.24) 10.50 23.14% 75,187 0.83% 2.04% 0.83% 20.10%
10/31/2020 9.33 0.42 (0.12) 0.30 (0.47) (0.37) (0.05) (0.89) 8.74 3.15% 72,805 0.84% 4.75% 0.84% 28.45%
10/31/2019 9.52 0.16 0.64 0.80 (0.19) (0.80) — (0.99) 9.33 9.90% 89,053 0.84% 1.77% 0.84% 49.80%(g)
Class R6 Shares
10/31/2023 8.48 0.16 0.28 0.44 (0.16) (0.18) — (0.34) 8.58 5.25% 271,803 0.18% 1.80% 0.18% 13.59%
10/31/2022 10.82 0.35 (2.08) (1.73) (0.39) (0.22) — (0.61) 8.48 (16.89)% 293,628 0.19% 3.71% 0.19% 34.56%
10/31/2021 9.00 0.28 1.84 2.12 (0.30) — — (0.30) 10.82 23.85% 407,191 0.19% 2.76% 0.19% 20.10%
10/31/2020 9.58 0.47 (0.10) 0.37 (0.52) (0.37) (0.06) (0.95) 9.00 3.85% 381,614 0.19% 5.20% 0.19% 28.45%
10/31/2019 9.74 0.22 0.67 0.89 (0.25) (0.80) — (1.05) 9.58 10.71% 369,916 0.19% 2.35% 0.19% 49.80%(g)
Institutional Service Class Shares
10/31/2023 8.47 0.15 0.28 0.43 (0.15) (0.18) — (0.33) 8.57 5.20% 7,117 0.24% 1.70% 0.24% 13.59%
10/31/2022 10.81 0.29 (2.03) (1.74) (0.38) (0.22) — (0.60) 8.47 (16.96)% 7,113 0.25% 3.14% 0.25% 34.56%
10/31/2021 8.99 0.28 1.83 2.11 (0.29) — — (0.29) 10.81 23.76% 9,381 0.28% 2.73% 0.28% 20.10%
10/31/2020 9.57 0.47 (0.11) 0.36 (0.51) (0.37) (0.06) (0.94) 8.99 3.74% 9,980 0.29% 5.25% 0.29% 28.45%
10/31/2019 9.73 0.22 0.66 0.88 (0.24) (0.80) — (1.04) 9.57 10.60% 13,521 0.29% 2.39% 0.29% 49.80%(g)
Service Class Shares
10/31/2023 8.49 0.12 0.28 0.40 (0.12) (0.18) — (0.30) 8.59 4.83% 372,366 0.58% 1.38% 0.58% 13.59%
10/31/2022 10.83 0.31 (2.08) (1.77) (0.35) (0.22) — (0.57) 8.49 (17.22)% 395,148 0.59% 3.31% 0.59% 34.56%
10/31/2021 9.00 0.24 1.84 2.08 (0.25) — — (0.25) 10.83 23.47% 536,081 0.59% 2.30% 0.59% 20.10%
10/31/2020 9.58 0.45 (0.12) 0.33 (0.49) (0.37) (0.05) (0.91) 9.00 3.40% 498,721 0.59% 5.01% 0.59% 28.45%
10/31/2019 9.74 0.18 0.67 0.85 (0.21) (0.80) — (1.01) 9.58 10.26% 595,109 0.59% 1.98% 0.59% 49.80%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

58 - Financial Highlights - October 31, 2023 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 9.01 $ 0.17 $ 0.16 $ 0.33 $ (0.17) $ (0.11) $ — $ (0.28) $ 9.06 3.58% $ 53,941 0.52% 1.79% 0.52% 12.97%
10/31/2022 11.01 0.27 (1.92) (1.65) (0.31) (0.04) — (0.35) 9.01 (15.39)% 61,696 0.50% 2.77% 0.50% 37.80%
10/31/2021 9.74 0.22 1.30 1.52 (0.25) — — (0.25) 11.01 15.72% 73,240 0.50% 2.07% 0.50% 25.70%
10/31/2020 9.99 0.38 0.04 0.42 (0.43) (0.21) (0.03) (0.67) 9.74 4.20% 63,725 0.53% 3.96% 0.53% 29.33%
10/31/2019 9.90 0.20 0.62 0.82 (0.22) (0.51) — (0.73) 9.99 9.11% 60,256 0.55% 2.10% 0.55% 42.30%(g)
Class C Shares
10/31/2023 8.93 0.10 0.15 0.25 (0.10) (0.11) — (0.21) 8.97 2.75% 12,398 1.27% 1.10% 1.27% 12.97%
10/31/2022 10.92 0.22 (1.93) (1.71) (0.24) (0.04) — (0.28) 8.93 (16.03)% 19,080 1.27% 2.24% 1.27% 37.80%
10/31/2021 9.68 0.15 1.27 1.42 (0.18) — — (0.18) 10.92 14.79% 32,483 1.27% 1.38% 1.27% 25.70%
10/31/2020 9.93 0.30 0.05 0.35 (0.36) (0.21) (0.03) (0.60) 9.68 3.47% 34,375 1.28% 3.16% 1.28% 29.33%
10/31/2019 9.84 0.14 0.61 0.75 (0.15) (0.51) — (0.66) 9.93 8.37% 42,817 1.28% 1.40% 1.28% 42.30%(g)
Class R Shares
10/31/2023 9.04 0.14 0.16 0.30 (0.14) (0.11) — (0.25) 9.09 3.23% 17,362 0.85% 1.45% 0.85% 12.97%
10/31/2022 11.05 0.25 (1.94) (1.69) (h) (0.28) (0.04) — (0.32) 9.04 (15.74)%(h) 17,878 0.87% 2.54% 0.87% 37.80%
10/31/2021 9.77 0.19 1.29 1.48 (0.20) — — (0.20) 11.05 15.31% 24,679 0.89% 1.76% 0.89% 25.70%
10/31/2020 10.01 0.35 0.04 0.39 (0.39) (0.21) (0.03) (0.63) 9.77 3.92% 27,757 0.88% 3.63% 0.88% 29.33%
10/31/2019 9.92 0.18 0.61 0.79 (0.19) (0.51) — (0.70) 10.01 8.74% 34,742 0.87% 1.82% 0.87% 42.30%(g)
Class R6 Shares
10/31/2023 9.14 0.20 0.17 0.37 (0.20) (0.11) — (0.31) 9.20 3.97% 97,558 0.21% 2.12% 0.21% 12.97%
10/31/2022 11.17 0.32 (1.97) (1.65) (0.34) (0.04) — (0.38) 9.14 (15.19)% 107,252 0.21% 3.18% 0.21% 37.80%
10/31/2021 9.87 0.26 1.32 1.58 (0.28) — — (0.28) 11.17 16.14% 151,492 0.21% 2.39% 0.21% 25.70%
10/31/2020 10.12 0.42 0.03 0.45 (0.45) (0.21) (0.04) (0.70) 9.87 4.48% 136,414 0.22% 4.23% 0.22% 29.33%
10/31/2019 10.02 0.24 0.62 0.86 (0.25) (0.51) — (0.76) 10.12 9.47% 137,633 0.22% 2.43% 0.22% 42.30%(g)
Institutional Service Class Shares
10/31/2023 9.09 0.19 0.16 0.35 (0.19) (0.11) — (0.30) 9.14 3.80% 3,805 0.28% 2.04% 0.28% 12.97%
10/31/2022 11.11 0.32 (1.96) (1.64) (0.34) (0.04) — (0.38) 9.09 (15.24)% 4,048 0.29% 3.18% 0.29% 37.80%
10/31/2021 9.82 0.24 1.31 1.55 (0.26) — — (0.26) 11.11 16.00% 5,694 0.31% 2.26% 0.31% 25.70%
10/31/2020 10.07 0.41 0.02 0.43 (0.43) (0.21) (0.04) (0.68) 9.82 4.34% 5,454 0.37% 4.17% 0.37% 29.33%
10/31/2019 9.97 0.23 0.62 0.85 (0.24) (0.51) — (0.75) 10.07 9.38% 8,865 0.35% 2.35% 0.35% 42.30%(g)
Service Class Shares
10/31/2023 9.09 0.16 0.16 0.32 (0.16) (0.11) — (0.27) 9.14 3.47% 100,316 0.60% 1.71% 0.60% 12.97%
10/31/2022 11.11 0.27 (1.95) (1.68) (h) (0.30) (0.04) — (0.34) 9.09 (15.54)%(h) 108,192 0.62% 2.72% 0.62% 37.80%
10/31/2021 9.82 0.21 1.31 1.52 (0.23) — — (0.23) 11.11 15.65% 143,327 0.62% 1.98% 0.62% 25.70%
10/31/2020 10.06 0.38 0.04 0.42 (0.42) (0.21) (0.03) (0.66) 9.82 4.17% 135,199 0.63% 3.91% 0.63% 29.33%
10/31/2019 9.97 0.20 0.61 0.81 (0.21) (0.51) — (0.72) 10.06 8.96% 151,770 0.63% 2.04% 0.63% 42.30%(g)

Investor Destination Funds - October 31, 2023 - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R and
Service Class. Excluding the payment from the affiliate, the Class R and Service Class total returns are -15.83% and -15.63%, respectively. (Note 3)

60 - Financial Highlights - October 31, 2023 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 9.19 $ 0.21 $ — $ 0.21 $ (0.21) $ — $ — $ (0.21) $ 9.19 2.27% $ 71,279 0.51% 2.19% 0.51% 8.48%
10/31/2022 11.02 0.23 (1.72) (1.49) (0.26) (0.08) — (0.34) 9.19 (13.93)% 76,271 0.51% 2.28% 0.51% 38.68%
10/31/2021 10.38 0.19 0.66 0.85 (0.21) — — (0.21) 11.02 8.22% 89,866 0.53% 1.78% 0.53% 28.07%
10/31/2020 10.26 0.29 0.19 0.48 (0.32) (0.03) (0.01) (0.36) 10.38 4.80% 88,254 0.54% 2.80% 0.54% 25.37%
10/31/2019 10.01 0.22 0.54 0.76 (0.23) (0.28) — (0.51) 10.26 7.95% 84,754 0.54% 2.22% 0.54% 27.16%(g)
Class C Shares
10/31/2023 9.13 0.14 — 0.14 (0.13) — — (0.13) 9.14 1.58% 39,427 1.26% 1.53% 1.26% 8.48%
10/31/2022 10.95 0.16 (1.72) (1.56) (0.18) (0.08) — (0.26) 9.13 (14.61)% 64,694 1.28% 1.63% 1.28% 38.68%
10/31/2021 10.32 0.11 0.65 0.76 (0.13) — — (0.13) 10.95 7.40% 105,432 1.27% 1.06% 1.27% 28.07%
10/31/2020 10.20 0.21 0.19 0.40 (0.24) (0.03) (0.01) (0.28) 10.32 4.03% 112,259 1.28% 2.07% 1.28% 25.37%
10/31/2019 9.96 0.15 0.52 0.67 (0.15) (0.28) — (0.43) 10.20 7.08% 124,962 1.28% 1.49% 1.28% 27.16%(g)
Class R Shares
10/31/2023 9.17 0.18 — 0.18 (0.18) — — (0.18) 9.17 1.92% 15,786 0.86% 1.85% 0.86% 8.48%
10/31/2022 10.99 0.20 (1.72) (1.52) (0.22) (0.08) — (0.30) 9.17 (14.20)% 17,088 0.87% 2.02% 0.87% 38.68%
10/31/2021 10.36 0.17 0.63 0.80 (0.17) — — (0.17) 10.99 7.78% 25,549 0.86% 1.54% 0.86% 28.07%
10/31/2020 10.23 0.26 0.19 0.45 (0.28) (0.03) (0.01) (0.32) 10.36 4.55% 27,980 0.87% 2.50% 0.87% 25.37%
10/31/2019 9.99 0.19 0.53 0.72 (0.20) (0.28) — (0.48) 10.23 7.51% 28,864 0.87% 1.90% 0.87% 27.16%(g)
Class R6 Shares
10/31/2023 9.24 0.24 0.01 0.25 (0.24) — — (0.24) 9.25 2.68% 69,514 0.21% 2.50% 0.21% 8.48%
10/31/2022 11.09 0.27 (1.75) (1.48) (0.29) (0.08) — (0.37) 9.24 (13.76)% 78,086 0.21% 2.63% 0.21% 38.68%
10/31/2021 10.44 0.23 0.66 0.89 (0.24) — — (0.24) 11.09 8.63% 104,097 0.20% 2.10% 0.20% 28.07%
10/31/2020 10.31 0.32 0.20 0.52 (0.35) (0.03) (0.01) (0.39) 10.44 5.22% 102,890 0.21% 3.11% 0.21% 25.37%
10/31/2019 10.07 0.25 0.53 0.78 (0.26) (0.28) — (0.54) 10.31 8.16% 92,131 0.21% 2.52% 0.21% 27.16%(g)
Institutional Service Class Shares
10/31/2023 9.22 0.24 — 0.24 (0.23) — — (0.23) 9.23 2.58% 58,910 0.30% 2.48% 0.30% 8.48%
10/31/2022 11.06 0.27 (1.75) (1.48) (0.28) (0.08) — (0.36) 9.22 (13.80)% 94,028 0.31% 2.69% 0.31% 38.68%
10/31/2021 10.41 0.22 0.66 0.88 (0.23) — — (0.23) 11.06 8.54% 169,200 0.30% 2.03% 0.30% 28.07%
10/31/2020 10.29 0.32 0.18 0.50 (0.34) (0.03) (0.01) (0.38) 10.41 5.04% 177,189 0.29% 3.13% 0.29% 25.37%
10/31/2019 10.04 0.25 0.53 0.78 (0.25) (0.28) — (0.53) 10.29 8.21% 219,476 0.28% 2.49% 0.28% 27.16%(g)
Service Class Shares
10/31/2023 9.22 0.20 0.01 0.21 (0.20) — — (0.20) 9.23 2.27% 84,008 0.61% 2.09% 0.61% 8.48%
10/31/2022 11.06 0.22 (1.73) (1.51) (0.25) (0.08) — (0.33) 9.22 (14.06)% 90,881 0.61% 2.19% 0.61% 38.68%
10/31/2021 10.42 0.19 0.65 0.84 (0.20) — — (0.20) 11.06 8.11% 112,937 0.60% 1.72% 0.60% 28.07%
10/31/2020 10.29 0.28 0.20 0.48 (0.31) (0.03) (0.01) (0.35) 10.42 4.80% 122,605 0.61% 2.75% 0.61% 25.37%
10/31/2019 10.05 0.21 0.53 0.74 (0.22) (0.28) — (0.50) 10.29 7.74% 117,677 0.61% 2.14% 0.61% 27.16%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destination Funds - October 31, 2023 - Notes to Financial Statements - 61
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2023, the Trust operates forty-eight (48) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class C, Class R, Class R6, Institutional Service Class and Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

62 - Notes to Financial Statements - October 31, 2023 - Investor Destination Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2023. Please refer to the Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 75,845,074 $ – $ – $ 75,845,074
Investment Companies 707,953,265 – – 707,953,265
Repurchase Agreement – 2,763,000 – 2,763,000
Total $ 783,798,339 $ 2,763,000 $ – $ 786,561,339
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 100,386,618 $ – $ – $ 100,386,618
Investment Companies 1,025,125,457 – – 1,025,125,457
Total $ 1,125,512,075 $ – $ – $ 1,125,512,075
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 83,094,545 $ – $ – $ 83,094,545
Investment Companies 691,852,006 – – 691,852,006
Short-Term Investment 46,262,520 – – 46,262,520
Total $ 821,209,071 $ – $ – $ 821,209,071

Investor Destination Funds - October 31, 2023 - Notes to Financial Statements - 63
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at
www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2023, Funds that had overdrawn balances were as follows:
(c) Securities Lending
During the year ended October 31, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 28,872,318 $ – $ – $ 28,872,318
Investment Companies 230,022,214 – – 230,022,214
Repurchase Agreement – 4,387,700 – 4,387,700
Short-Term Investment 26,664,121 – – 26,664,121
Total $ 285,558,653 $ 4,387,700 $ – $ 289,946,353
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 39,249,042 $ – $ – $ 39,249,042
Investment Companies 255,569,797 – – 255,569,797
Short-Term Investment 44,195,608 – – 44,195,608
Total $ 339,014,447 $ – $ – $ 339,014,447
Fund
U.S. Dollar
Amount
Investor Destinations Aggressive $ 20,899

64 - Notes to Financial Statements - October 31, 2023 - Investor Destination Funds
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the year ended October 31, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Aggressive $ 2,763,000
Investor Destinations Moderately Conservative 4,387,700

Investor Destination Funds - October 31, 2023 - Notes to Financial Statements - 65
As of October 31, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are
As of October 31, 2023, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.30%, dated 10/31/2023, due 11/1/2023, repurchase price $74,106,874, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2023 - 8/15/2053; total market value $75,589,014.
Investor Destinations Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,763,000 $ – $ 2,763,000 $ (2,763,000) $ –
Total $ 2,763,000 $ – $ 2,763,000 $ (2,763,000) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,387,700 $ – $ 4,387,700 $ (4,387,700) $ –
Total $ 4,387,700 $ – $ 4,387,700 $ (4,387,700) $ –
* As of October 31, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

66 - Notes to Financial Statements - October 31, 2023 - Investor Destination Funds
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2023 are primarily attributable to investments in regulated investment companies. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of
October 31, 2023 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended October 31, 2023, the Funds have no reclassifications between capital and total distributable earnings.
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the year ended October
31, 2023, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 29, 2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

Investor Destination Funds - October 31, 2023 - Notes to Financial Statements - 67
As of October 31, 2023, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2023, NFM earned an aggregate of $976,475 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2023, the Funds’ aggregate portion of such costs amounted to $17,182.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares, 1.00% for Class C shares, 0.50% for Class R shares, and 0.25% for Service Class shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2023, the Funds imposed aggregate front-end sales charges of $244,334. From these fees, NFD retained a portion amounting to $29,527.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the year ended October 31,
2023, the Funds imposed aggregate CDSCs of $5,125. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

68 - Notes to Financial Statements - October 31, 2023 - Investor Destination Funds
For the year ended October 31, 2023, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2023, each Fund’s total administrative services fees were as follows:
As of October 31, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
During the year ended October 31, 2022, NFA agreed to make contributions to the Funds to offset capital losses incurred by the
Funds on the sale of certain securities. The contributions to the Funds were as follows:
Fund Class A Class C Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.09% 0.04% 0.14% 0.13% 0.15%
Investor Destinations Moderately Aggressive 0.09 0.03 0.14 0.07 0.15
Investor Destinations Moderate 0.09 0.04 0.15 0.06 0.15
Investor Destinations Moderately
Conservative 0.06 0.06 0.14 0.07 0.14
Investor Destinations Conservative 0.05 0.05 0.15 0.09 0.15
Fund Amount
Investor Destinations Aggressive $ 862,476
Investor Destinations Moderately Aggressive 1,124,108
Investor Destinations Moderate 808,932
Investor Destinations Moderately Conservative 227,217
Investor Destinations Conservative 295,929
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 47.93%
Investor Destinations Moderately Aggressive 38.75
Investor Destinations Moderate 35.62
Investor Destinations Moderately Conservative 25.66
Investor Destinations Conservative 17.44
Fund Amount
Investor Destinations Aggressive $ 352,223
Investor Destinations Moderately Aggressive 416,029
Investor Destinations Moderate 237,709
Investor Destinations Moderately Conservative 82,930
Investor Destinations Conservative 95,348

Investor Destination Funds - October 31, 2023 - Notes to Financial Statements - 69
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the year ended October 31, 2023 were as follows:
Investor Destinations Aggressive
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 535,121 3,844,685 534,823 (92,380) (19,526) (61,555) 4,206,047 336,536 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 6,441,423 — 65,936,022 (1,449,960) (72,337) (4,701,730) 59,711,995 56,022 —
Nationwide GQG US Quality
Equity Fund, Class R6 1,299,448 17,035,208 397,550 (2,488,400) 394,526 59,572 15,398,456 233,115 —
Nationwide International
Index Fund, Class R6 15,821,355 128,276,707 5,500,416 (28,902,412) 522,090 16,427,633 121,824,434 3,012,983 —
Nationwide International
Small Cap Fund, Class R6 3,517,535 31,745,074 498,536 (4,989,075) (801,098) 3,199,384 29,652,821 399,307 —
Nationwide Mid Cap Market
Index Fund, Class R6 6,161,635 98,238,344 14,801,265 (14,167,543) (1,496,113) (7,600,927) 89,775,026 1,364,904 7,444,005
Nationwide Multi-Cap
Portfolio, Class R6 ** 20,240,120 317,957,347 7,223,233 (120,430,680) 22,635,806 10,435,705 237,821,411 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 9,516,533 105,870,761 5,024,019 (17,781,834) 793,647 4,208,862 98,115,455 3,413,766 —
Nationwide Bond Portfolio,
Class R6 5,331,097 26,653,447 20,035,695 (1,887,558) (368,060) (1,038,398) 43,395,126 522,286 —
Nationwide Loomis Core
Bond Fund, Class R6 903,759 7,602,129 802,390 (134,591) (24,112) (193,322) 8,052,494 259,249 13,184
Total 737,223,702 120,753,949 (192,324,433) 21,564,823 20,735,224 707,953,265 9,598,168 7,457,189
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 2,186,964 17,140,678 2,124,926 (1,733,740) (350,254) 7,928 17,189,538 1,490,691 —
Nationwide Amundi Strategic
Income Fund, Class R6 926,799 8,498,288 1,247,007 (799,467) (75,501) (130,612) 8,739,715 466,437 438,403
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 7,938,896 — 81,448,960 (1,991,213) (69,419) (5,794,766) 73,593,562 68,962 —
Nationwide GQG US Quality
Equity Fund, Class R6 1,383,370 18,986,925 420,052 (3,516,822) 559,364 (56,590) 16,392,929 257,968 —
Nationwide International
Index Fund, Class R6 18,088,773 155,385,651 5,773,649 (42,465,896) 755,176 19,834,973 139,283,553 3,500,819 —
Nationwide International
Small Cap Fund, Class R6 4,064,854 38,609,618 801,423 (8,190,361) (1,067,834) 4,113,870 34,266,716 476,591 —
Nationwide Mid Cap Market
Index Fund, Class R6 5,730,663 96,434,051 13,601,344 (17,980,457) (1,927,699) (6,631,475) 83,495,764 1,313,094 7,333,809
Nationwide Multi-Cap
Portfolio, Class R6 ** 24,913,500 413,476,407 9,027,208 (172,513,374) 35,793,712 6,949,674 292,733,627 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 12,119,393 143,150,147 6,807,796 (31,549,161) 1,087,488 5,454,669 124,950,939 4,580,075 —
Nationwide Bond Portfolio,
Class R6 24,555,564 170,079,461 51,375,072 (17,035,251) (3,187,575) (1,349,414) 199,882,293 3,229,049 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,350,419 11,502,369 950,558 (282,412) (52,350) (477,555) 11,640,610 454,478 —
Nationwide Loomis Core
Bond Fund, Class R6 2,576,455 22,648,220 1,756,031 (843,045) (167,035) (437,960) 22,956,211 762,444 39,279
Total 1,095,911,815 175,334,026 (298,901,199) 31,298,073 21,482,742 1,025,125,457 16,600,608 7,811,491

70 - Notes to Financial Statements - October 31, 2023 - Investor Destination Funds
Investor Destinations Moderate
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,643,077 13,143,589 1,332,016 (1,292,126) (298,911) 30,014 12,914,582 1,133,596 —
Nationwide Amundi Strategic
Income Fund, Class R6 703,889 6,516,545 760,095 (478,410) (47,629) (112,930) 6,637,671 351,383 336,170
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 4,591,753 — 46,749,452 (815,712) (16,570) (3,351,621) 42,565,549 39,452 —
Nationwide GQG US Quality
Equity Fund, Class R6 634,670 9,220,892 257,880 (2,196,801) 336,702 (97,832) 7,520,841 124,583 —
Nationwide International
Index Fund, Class R6 9,746,759 89,100,168 3,499,274 (29,644,659) 1,372,066 10,723,192 75,050,041 1,943,830 —
Nationwide International
Small Cap Fund, Class R6 1,432,017 14,508,227 338,725 (3,982,477) (388,012) 1,595,444 12,071,907 174,454 —
Nationwide Mid Cap Market
Index Fund, Class R6 2,461,568 44,809,875 5,542,364 (10,740,759) 187,584 (3,934,023) 35,865,041 596,233 3,407,792
Nationwide Multi-Cap
Portfolio, Class R6 ** 14,332,544 252,447,188 5,091,181 (115,267,212) 23,659,254 2,476,987 168,407,398 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 6,916,960 86,835,796 4,258,126 (23,711,668) 757,356 3,174,247 71,313,857 2,767,284 —
Nationwide Bond Portfolio,
Class R6 21,510,578 158,484,744 38,974,809 (18,826,932) (3,344,255) (192,263) 175,096,103 2,992,207 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 997,870 8,820,094 475,547 (316,275) (24,749) (352,973) 8,601,644 336,736 —
Nationwide Loomis Core
Bond Fund, Class R6 4,712,069 43,313,260 2,402,120 (2,693,473) (456,486) (580,888) 41,984,533 1,430,313 75,118
Nationwide Loomis Short
Term Bond Fund, Class
R6 3,504,957 34,970,407 2,027,996 (3,620,050) (132,693) 577,179 33,822,839 1,399,193 —
Total 762,170,785 111,709,585 (213,586,554) 21,603,657 9,954,533 691,852,006 13,289,264 3,819,080
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 563,066 4,681,519 448,897 (610,174) (134,097) 39,554 4,425,699 401,466 —
Nationwide Amundi Strategic
Income Fund, Class R6 239,101 2,321,081 261,801 (270,929) (26,538) (30,691) 2,254,724 123,709 119,738
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,049,481 — 10,728,951 (231,971) (2,252) (766,040) 9,728,688 8,950 —
Nationwide International
Index Fund, Class R6 2,146,207 20,888,166 846,220 (8,081,968) 695,215 2,178,165 16,525,798 441,795 —
Nationwide International
Small Cap Fund, Class R6 218,708 2,306,760 39,554 (701,182) 13,730 184,842 1,843,704 27,500 —
Nationwide Mid Cap Market
Index Fund, Class R6 705,941 13,643,427 1,874,206 (4,160,139) 163,872 (1,235,812) 10,285,554 175,425 1,016,851
Nationwide Multi-Cap
Portfolio, Class R6 ** 3,290,971 60,859,306 2,678,535 (31,189,941) 6,095,080 225,926 38,668,906 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,589,786 21,241,463 898,113 (6,708,558) 216,029 743,645 16,390,692 661,724 —
Nationwide Bond Portfolio,
Class R6 10,799,454 85,877,453 15,046,940 (11,532,219) (1,984,254) 499,634 87,907,554 1,603,781 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,012,679 9,424,697 473,098 (785,815) (68,828) (313,857) 8,729,295 352,184 —
Nationwide Loomis Core
Bond Fund, Class R6 1,302,687 12,341,920 600,393 (1,062,179) (175,496) (97,694) 11,606,944 401,845 21,405
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,244,006 23,367,241 1,238,063 (3,252,873) (113,204) 415,429 21,654,656 919,303 —
Total 256,953,033 35,134,771 (68,587,948) 4,679,257 1,843,101 230,022,214 5,117,682 1,157,994

Investor Destination Funds - October 31, 2023 - Notes to Financial Statements - 71
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the year ended October 31, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further,
Investor Destinations Conservative
Security Description
Shares/Principal
at October 31,
2023
Market Value
October 31, 2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 444,498 4,242,421 353,515 (1,016,179) (208,151) 122,150 3,493,756 350,415 —
Nationwide Amundi Strategic
Income Fund, Class R6 556,152 6,310,132 640,362 (1,541,629) (157,808) (6,544) 5,244,513 315,975 324,387
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 648,117 — 6,835,661 (351,808) (2,733) (473,074) 6,008,046 5,660 —
Nationwide International
Index Fund, Class R6 1,052,300 11,535,605 447,213 (5,470,720) 538,346 1,052,265 8,102,709 228,888 —
Nationwide International
Small Cap Fund, Class R6 97,667 1,209,446 13,307 (511,069) 4,048 107,603 823,335 13,308 —
Nationwide Mid Cap Market
Index Fund, Class R6 374,575 8,040,692 728,010 (2,732,540) 375,081 (953,689) 5,457,554 97,711 580,337
Nationwide Multi-Cap
Portfolio, Class R6 ** 2,028,958 42,358,213 1,576,381 (24,481,602) 4,969,879 (582,620) 23,840,251 — —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 974,182 14,356,800 454,151 (5,409,598) 171,439 471,026 10,043,818 446,262 —
Nationwide Bond Portfolio,
Class R6 15,222,082 144,953,057 12,105,356 (31,903,134) (5,493,508) 4,245,978 123,907,749 2,584,162 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,998,656 21,304,519 718,968 (4,073,727) (338,594) (382,748) 17,228,418 718,969 —
Nationwide Loomis Core
Bond Fund, Class R6 775,548 8,388,371 266,255 (1,619,835) (259,065) 134,411 6,910,137 249,434 14,061
Nationwide Loomis Short
Term Bond Fund, Class
R6 4,612,385 54,774,763 2,299,265 (13,291,103) (420,712) 1,147,298 44,509,511 1,972,867 —
Total 317,474,019 26,438,444 (92,402,944) (821,778) 4,882,056 255,569,797 6,983,651 918,785
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
**
Non-income producing security.

72 - Notes to Financial Statements - October 31, 2023 - Investor Destination Funds
a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2023, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended October 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfunds for series of the Trust or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC amended adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 123,555,352 $ 200,896,571
Investor Destinations Moderately Aggressive 179,902,612 317,583,910
Investor Destinations Moderate 116,415,161 228,725,793
Investor Destinations Moderately Conservative 37,134,977 73,571,221
Investor Destinations Conservative 28,700,455 102,963,093
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destination Funds - October 31, 2023 - Notes to Financial Statements - 73
10. Other
As of October 31, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 56.40% 3(a)
Investor Destinations Moderately Aggressive 56.16 3(a)
Investor Destinations Moderate 54.45 3(a)
Investor Destinations Moderately Conservative 28.06 1
Investor Destinations Conservative 16.91 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 7,642,770 $ 21,731,177 $ 29,373,947 $ – $ 29,373,947
Investor Destinations Moderately Aggressive 14,164,734 31,518,328 45,683,062 – 45,683,062
Investor Destinations Moderate 13,807,831 19,275,589 33,083,420 – 33,083,420
Investor Destinations Moderately
Conservative 5,771,607 3,604,326 9,375,933 – 9,375,933
Investor Destinations Conservative 8,597,221 105,909 8,703,130 – 8,703,130
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 45,369,163 $ 25,642,725 $ 71,011,888 $ – $ 71,011,888
Investor Destinations Moderately Aggressive 63,152,225 28,984,247 92,136,472 – 92,136,472
Investor Destinations Moderate 43,180,612 22,028,360 65,208,972 – 65,208,972
Investor Destinations Moderately
Conservative 13,076,443 364,592 13,441,035 – 13,441,035
Investor Destinations Conservative 14,640,820 3,049,048 17,689,868 – 17,689,868
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Investor Destinations Aggressive $ 421,877 $ 25,357,582 $ 25,779,459 $ – $ – $ 12,290,069 $ 38,069,528
Investor Destinations Moderately
Aggressive 747,368 36,802,914 37,550,282 – – (9,857,036) 27,693,246
Investor Destinations Moderate 965,176 23,228,392 24,193,568 – – (26,521,360) (2,327,792)
Investor Destinations Moderately
Conservative 442,467 4,362,399 4,804,866 – – (16,601,845) (11,796,979)
Investor Destinations Conservative 453,989 – 453,989 – (309,775) (34,470,045) (34,325,831)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

74 - Notes to Financial Statements - October 31, 2023 - Investor Destination Funds
As of October 31, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of October 31, 2023, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2023.
12. Subsequent Events
On September 13, 2023, the Board of Trustees of Nationwide Mutual Funds considered and approved a proposal to convert existing Class C shares of the Funds to Class A shares of the Funds and to terminate Class C shares. The conversion is expected to occur on or about February 9, 2024 (the “Conversion Date”). Until the Conversion Date, current Class C shareholders may purchase, redeem, or exchange their Class C shares in the manner set forth in the Prospectus, however, effective December 15,
2023, Class C shares of the Funds will no longer be available for purchase by new shareholders.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 774,271,270 $ 50,817,486 $ (38,527,417) $ 12,290,069
Investor Destinations Moderately Aggressive 1,135,369,112 66,866,103 (76,723,140) (9,857,037)
Investor Destinations Moderate 847,730,433 44,074,806 (70,596,168) (26,521,362)
Investor Destinations Moderately Conservative 306,548,198 13,453,772 (30,055,617) (16,601,845)
Investor Destinations Conservative 373,484,491 10,534,539 (45,004,583) (34,470,044)
Fund Amount
Investor Destinations Conservative $ (309,775)

Investor Destinations Funds - October 31, 2023 - Report of Independent Registered Public Accounting Firm - 75
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Investor Destinations
Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations
Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations
Conservative Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor
Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations
Conservative Fund (five of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the five years in the period ended October 31,
2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

76 - Supplemental Information - October 31, 2023 (Unaudited) - International Funds
Other Federal Tax Information
For the year ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.
For the taxable year ended October 31, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Fund designates the following amount, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2023, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2023, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 38.41%
Investor Destinations Moderately Aggressive 25.43
Investor Destinations Moderate 15.03
Investor Destinations Moderately Conservative 8.48
Investor Destinations Conservative 3.62
Fund Amount
Investor Destinations Aggressive $ 21,731,177
Investor Destinations Moderately Aggressive 31,518,328
Investor Destinations Moderate 19,275,589
Investor Destinations Moderately Conservative 3,604,326
Investor Destinations Conservative 105,909
Fund Amount Per Share
Investor Destinations Aggressive $ 2,807,948 $ 0.0310
Investor Destinations Moderately Aggressive 3,756,154 0.0291
Investor Destinations Moderate 2,048,005 0.0214
Investor Destinations Moderately Conservative 472,816 0.0151
Investor Destinations Conservative 305,710 0.0083
Fund Amount Per Share
Investor Destinations Aggressive $ 432,434 $ 0.0048
Investor Destinations Moderately Aggressive 539,925 0.0042
Investor Destinations Moderate 269,389 0.0028
Investor Destinations Moderately Conservative 60,508 0.0019
Investor Destinations Conservative 42,077 0.0011

Investor Destinations Funds - October 31, 2023 - Management Information - 77
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
eight (48) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

78 - Management Information - October 31, 2023 - Investor Destinations Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - October 31, 2023 - Management Information - 79
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions

Investor Destinations Funds - October 31, 2023 - Market Index Definitions - 81
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

82 - Market Index Definitions - October 31, 2023 - Investor Destinations Funds
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

Investor Destinations Funds - October 31, 2023 - Market Index Definitions - 83
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

84 - Market Index Definitions - October 31, 2023 - Investor Destinations Funds
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

Investor Destinations Funds - October 31, 2023 - Market Index Definitions - 85
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

86 - Glossary - October 31, 2023 - Investor Destinations Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Investor Destinations Funds - October 31, 2023 - Glossary - 87
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

88 - Glossary - October 31, 2023 - Investor Destinations Funds
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-ID (12-23)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2023 Nationwide

Annual Report
October 31, 2023
Nationwide Mutual Funds
Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG Fund
Nationwide Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 6
Shareholder Expense Example 34
Statements of Investments 37
Statements of Assets and Liabilities 84
Statements of Operations 88
Statements of Changes in Net Assets 90
Financial Highlights 100
Notes to Financial Statements 106
Report of Independent Registered Public Accounting Firm 134
Supplemental Information 135
Management Information 137
Market Index Definitions 140
Glossary 145

Nationwide Mutual Funds - October 31, 2023 - 1
Message to Investors
Dear Investor,
Despite the past year's volatility, our business approach has been guided by our three fundamental principles of collaboration, excellence, and a disciplined approach to leadership, reinforcing our steadfast focus on the long term. Our relationships with our employees, management teams, and investors are of utmost importance to us, and we prioritize building long-term value with them. Our business operates with a similar view toward the future, and we strive to achieve our goals with a strong emphasis on forward-thinking strategies to ensure that our clients have the support they deserve to sustain a long-term perspective. Most importantly, we never take our customer's trust and confidence for granted. Instead, we dedicate ourselves daily to merit it.
A year ago, persistent inflation began to broaden beyond the initial pandemic-driven dislocations, and signs of labor demand began to exceed labor supply. Elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve (“Fed”). As such, one of the key macroeconomic quandaries during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
Much like a chess match where the initial moves can set the tone for the initial gambit, the capital markets witnessed a defining series of events that established the market’s tone during the opening months of the reporting period. Market sentiment was dire at the start of the reporting period, as both fixed income and equities declined in 2022, with the traditional 60% stock/40%
bond portfolio not providing its usual diversification benefit for investors. Further compounding investor angst was the pace of the Fed’s interest rate hiking cycle, which was the fastest rate hiking cycle in over 40 years, stoking fears among investors that an economic downturn and a more punitive repricing of risk assets was likely on the horizon.
The initial phase of the reporting period had most economists calling for a recession. As such, sentiment among professional investors was particularly poor, as measured by the CBOE U.S.
equity put-call ratio. Investor sentiment, however, has an uncanny way of proving contrarian at extremes. When stretched too far in one direction, even an indication of positive news can help propel investment returns forward, which is precisely what we witnessed during most of the reporting period.
The reporting period unfolded as a masterclass that presented an extraordinary tapestry of economic contradictions, weaving together threads of divergent economic trends and unexpected economic developments. Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross domestic product (“GDP”) grew 2.2% in the first quarter of 2023, modestly increased by an annualized 2.1% rate in the second quarter, and registered a blistering 4.9% annualized growth rate for the third quarter of 2023.
Better-than-expected economic data throughout most of the reporting period indicated the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of 2023 and even into early 2024. Further, the minutes from the July Federal Open Market
Committee (“FOMC”) meeting struck a similar chord, as the Committee noted: "The economy

2 - October 31, 2023 - Nationwide Mutual Funds
had been showing considerable momentum." Simultaneously, the FOMC stressed that "inflation remained unacceptably high" and appeared resolute in holding its benchmark rate higher for longer to ensure inflation is sustainably brought down toward its 2% objective. The participants also cited upside risks to inflation that, if realized, would necessitate further policy tightening.
With that said, after aggressively hiking rates since 2022, Chair Powell signaled at the Jackson
Hole Symposium that policy has likely shifted to a phase where policymakers are sensitive to the risk of overtightening. Powell mentioned the Fed would proceed carefully on whether to hike again at the September FOMC meeting. Consequently, at the September FOMC meeting, the
Fed did not raise the federal funds rate but left the possibility open for another rate hike before the end of the year.
The persistently tight labor market propelled consumer spending and has been one of the major bullish talking points during the reporting period. For example, all three retail sales reports for the third quarter of 2023 were above estimates, suggesting that real GDP growth remained resilient, helping to support the bullish sentiment that the economy might extend the expansion through year-end. Yet, as the reporting period entered the latter half, many investors pointed to the cumulative impact of Fed tightening, tighter bank lending standards, weakening Jobs
Openings and Labor Turnover Summary (“JOLTS”), waning consumer confidence, and tepid corporate revenue growth as potential headwinds for the economy. The reporting period was a complex interplay of promising economic trends and lingering economic headwinds, giving the bears and bulls ample data points to argue their respective viewpoints.
Despite the Federal Reserve’s quest to moderate economic growth and quell inflation, job growth remained relatively healthy, and the elusive soft landing – a derailing of inflation without a significant spike in unemployment – caused the Fed to upgrade their forecasts from a recession to a mild slowdown by year-end.
During the reporting period, the equity markets pushed through various economic challenges. If an investor were to rely on headlines to assess the market, they might have felt that 2023 was as disheartening as 2022. Several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P
500
®
Index (S&P 500) started the period with a modest cumulative return of 6.86% between
November and January 2023. Indeed, markets began 2023 with decent gains in January, primarily driven by a continued decline in inflation coupled with surprisingly resilient economic data, notably the labor market.
The notable shift in investor sentiment during the first half of the reporting period, coupled with the resilient economic data, spurred investors' hopes that the Fed might be able to deliver an economic soft landing, whereby the economy slows but avoids a painful recession in conjunction with inflation falling close to the Fed’s target rate of 2%. During the first half of the reporting period, the narrative revolved around the “Magnificent Seven,” seven large-cap Technology and Communication Services stocks responsible for most of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional baking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets.
Mega-cap tech stocks were the primary drivers of strong equity performance for much of the reporting period. However, there was a clear shift towards cyclicals in June, with the Industrials sector returning 11% for the month, buoyed by resilient economic data. This was a notable trend since, at the start of the reporting period, there was no shortage of recession forecasts due to restrictive monetary policy. As the reporting period evolved, the outperformance of the NASDAQ
Composite Index (“NASDAQ”) had many bears voicing concerns over the narrow leadership and poor market breadth of the market, as the Russell 2000
®
Index was flat through June, with
a gain of 3.4%.
Despite the bear's consternation over poor market breadth, the NASDAQ gained a respectable
26% return through June, handily outperforming the S&P 500 and the Russell 2000
®
Index.

Nationwide Mutual Funds - October 31, 2023 - 3
Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or simply a bear market rally. During the reporting period, market participants had varying opinions on what constitutes a new bull market. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak (on January 1, 2022, for the S&P 500). Despite the debate, on
October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on
October 12, 2022, up more than 21%. Curiously, the bull market rally that began on October 12,
2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
As the latter half of the reporting period unfolded, the equity market's narrowness modestly broadened. Further, greater participation was a welcome sign that a more solid fundamental backdrop might be forming for the market. Weaker seasonality in August and September, however, remained a headwind for the markets and dampened investor sentiment. Further, the
S&P 500’s blended next twelve months price-to-earnings ratio (“NTM”) swelled to over 20x in
July from 16x at the beginning of the reporting period. At the end of the reporting period, it settled around 19x. Indeed, much of the multiple expansion during the reporting period was driven not by earnings growth (the denominator of the P/E multiple) but by an expansion in the price (the price of the S&P 500). Despite these headwinds, the CBOE Volatility Index (“VIX”), unlike 2022, remained relatively calm during the reporting period, implying lower volatility. However, at the end of the reporting period, the VIX broke above 20%, ending a 106-day streak below 20%, primarily driven by interest rate volatility.
Heading into the final months of the reporting period, the bullish sentiment that boosted equities from the bear market low of October 2022 began to deflate. One of the primary drivers of the early market rally was the idea that the Fed would pivot and lower interest rates due to slowing economic growth. As the reporting period concluded, a resilient labor market coupled with better-than-expected economic data pointed toward robust economic activity, reinforcing the Fed's call for keeping interest rates "higher for longer." Further, higher interest rates and heightened geopolitical uncertainty took some wind out of the market's sails toward the end of the reporting period. For example, the equity risk premium for the S&P 500, or the extra return investors expect for holding stocks over risk-free government bonds, approached zero for the first time in two decades during the reporting period. As the reporting period concluded, market participants reduced their exposure to equities as sentiment and positing signaled a more defensive tone.
International markets experienced elevated levels of volatility as economic optimism gave way to geopolitical risks and slowing growth momentum due to a sharper deterioration in service activity, inventory de-stocking, weak foreign demand, and a tightening of credit conditions. At the same time, the continued belief in disinflation helped to soften investors' fears that future rate hikes and continued low unemployment supported international corporate profits. As such, the MSCI EAFE
®
Index finished the period with a gain of nearly 14.4%. Likewise, the MSCI
Emerging Markets
®
Index gained 10.8%.
The renewed uptick in interest rates remained a clear downside risk for equities, but the
“Magnificent 7” helped the S&P 500 deliver positive performance during the reporting period.
Bond investors have had a challenging reporting period. The Fed continued its aggressive pace of rate hikes, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default.
Not surprisingly, the bond market's volatility— a measure of the degree of uncertainty about the direction of interest rates—soared. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 126.
During the latter half of the reporting period, many market participants began to conclude that the Fed's tightening campaign was near its end. Incidentally, this highlighted why markets

4 - October 31, 2023 - Nationwide Mutual Funds
remained sensitive to Fed commentary, as investors shifted from focusing on rate hikes to assessing how long the Fed would have to hold rates in restrictive territory. An important theme during the reporting period centered around real rates. According to the Fed's preferred inflation measure, the core Personal Consumption Expenditures ("PCE") price index, the federal funds rate surpassed the core PCE index during the reporting period, implying that the Fed's policies became restrictive during the reporting period. Also, inflation-adjusted yields, or real yields, reached their highest levels since 2008.
Toward the end of the reporting period, the central market story was the continued breakout of interest rates. The market was not pricing in more Fed rate hikes or concerned with inflation reigniting; instead, the market was pricing in higher rates for longer. Moreover, the rate increase occurred almost entirely in longer-dated maturities, and most of the increase occurred entirely in real (inflation-adjusted) yields. For example, on October 19, 2023, the 10-year Treasury nominal yield topped 5% for the first time since July 20, 2007. Likewise, the 10-year Treasury real (inflation-adjusted) yield rose to 2.48%, its highest level since 2008. Paradoxically, yields increased despite the Fed signaling that they would likely hold rates steady for the remainder of the year. The rapid rise in Treasury yields raised a vigorous debate among market participants during the reporting period about the underlying drivers behind the market's repricing of yields.
Briefly, market participants pointed toward resilient economic data, Japan easing away from yield curve control, the outlook for U.S. debt sustainability, and diminished foreign demand for U.S. Treasury securities. Ultimately, higher rates tightened financial conditions during the reporting period, and the normalization in the shape of the yield curve, in conjunction with the repricing of higher real yields, created a headwind for equity investors.
The well-known spread between the 2-year and 10-year Treasury note yields (“2yr/10yr curve”)
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.19%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market. The
“de-inverting” of the yield curve occurred due to the abovementioned factors. Moreover, since
June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a “bear steepener.” Ultimately, the volatility in the bond market during the reporting period was exacerbated by Chair Powell’s comment that “it remains to be seen whether higher yields could actually substitute for addition hikes, and the potential need for more tightening if addition evidence of persistent above-trend growth or tightness in the labor market jeopardizes progress on inflation.”
As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 0.36% during the reporting period. Although the return of the Bloomberg
®
U.S. Aggregate Bond Index was lackluster,
investors should remember that historically, bonds generally perform well during Fed rate hike pauses. The end of the reporting period was likely challenging for bond investors as yields surged and prices, which move inversely to yields, decreased. Arguably, the decrease in bond prices likely caught some investors by surprise, as it came against the backdrop of the Fed’s decision to skip a rate hike at its September FOMC meeting and easing inflation, generally factors that are positive for bond prices. Lastly, today’s backdrop of higher interest rates and elevated uncertainty coupled with tighter lending standards should alert investors to potential vulnerabilities stemming from rate-sensitive balance sheets.
Intriguingly, considering the move in real yields throughout the reporting period, credit markets proved resilient despite an aggressive Federal Reserve, ongoing macro uncertainty, and the shadow cast by the tighter lending standards. The anticipated credit tightening from the regional banking crisis did not materialize to the extent many had expected during the first half of the reporting period; however, tighter financial conditions became more pronounced toward the end of the reporting period, primarily driven by the appreciation of the U.S. dollar and rising bond yields.
The reporting period was fraught with risks, underscoring our belief that a well-designed,

Nationwide Mutual Funds - October 31, 2023 - 5
long-term focused investment plan can help assuage bouts of market volatility. As always, our unwavering commitment to our investors means we will always remain vigilant, so you can trust us to guide you through even the most challenging investment environments effectively. Thank you for your continuing confidence and trust, as we will always remain dedicated to helping you achieve your financial goals.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the annual reporting period that ended October 31, 2023:
Index
Annual Total Return
(as of October 31, 2023)
Bloomberg
®
Emerging
Markets USD Aggregate
Bond 6.91%
Bloomberg
®
Municipal Bond 2.64%
Bloomberg
®
U.S. 1-3 Year
Government/Credit Bond 3.23%
Bloomberg
®
U.S. 10-20 Year
Treasury Bond -6.25%
Bloomberg
®
U.S. Aggregate
Bond 0.36%
Bloomberg
®
U.S. Corporate
High Yield 6.23%
MSCI EAFE
®
14.40%
MSCI Emerging Markets
®
10.80%
MSCI World ex USA
®
12.07%
Russell 1000
®
Growth 18.95%
Russell 1000
®
Value 0.13%
Russell 2000
®
-8.56%
S&P 500
®
10.14%
NASDAQ 17.99%
Source: Morningstar

6 - Fund Commentary - October 31, 2023 - Nationwide BNY Mellon Core Plus Bond ESG Fund
For the annual period ended October 31, 2023, the Nationwide BNY Mellon Core Plus Bond ESG Fund Class R6 returned 1.43%
versus 0.36% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Intermediate Core-Plus Bond (consisting of 605 investments as of October 31, 2023), was
0.67% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The reporting period was marked by moderating inflation and economic growth (albeit the former remained above target) and a resilient labor market. The Federal Reserve (the “Fed”) continued to tighten monetary policy at a slowing pace.
The Fed increased the upper bound of the Fed Funds rate from 3.25% to 5.5%, with a step-down in pace from 75 basis points
(“bps”) per meeting to 50 bps in December 2022, and then slowed to 25 bps hikes in 2023 with pauses at the June and September meetings. The Fed also projected an additional hike by the end of 2023 as per the Statement of Economic projections released in
September. During the end of the period, market expectations for interest rates moved in line with the Fed’s projections, accepting
“higher for longer” as the dominant narrative.
Economic growth remained resilient. US gross domestic product grew throughout the period ending on a high at 4.9% for Q3 2023.
Consumer spending and business investment were generally strong.
The Fed continued to make progress in bringing inflation down towards target levels. Headline Consumer Price Index improved from 7.7% year-on-year to as low as 3% and ending the period at 3.7%, with a late rise due to the base effects and rising energy prices. Core inflation was a bit more persistent, moving from 6.3% to 4.1% indicating wider disinflationary forces were still in play.
Labor market conditions remained tight and eased only modestly. The unemployment rate started the period at 3.7% and ended at
3.9%, having spent most of that period close to record lows, while the participation rate rose from 62.2% to 62.7%. Wage growth was largely stable but remains elevated, going from 4.9% to 4.3% year-on-year. Job growth remained solid and the ratio of job openings per unemployed worker fell slightly from 1.7 to a still elevated 1.5.
On the other side, Congress remained divided but agreed to suspend the debt ceiling over the summer despite significant political wrangling and narrowly avoided a government shutdown at the end of September (albeit with the potential for another shutdown in mid-November). Fitch downgraded the US sovereign credit rating from AAA to AA+, but there was little if any market impact.
Early in 2023, Banking sector concerns swelled. Silicon Valley Bank became the largest bank failure since Lehman Brothers, with
Signature Bank failing the same weekend and First Republic later failing in March. The Fed introduced a new liquidity facility, and the FDIC backstopped the uninsured deposits of the failed banks before concerns became contagious.
Treasury securities suffered as bond yields rose by as much as 100bps at certain points on the curve during the period, first at the short-end and then at the long-end. The Bloomberg US Treasury Index saw a total return of -0.63%. Credit markets fared better.
The Bloomberg US Corporate Index delivered a 4.3% excess return and a 2.8% total return, and the Bloomberg US Corporate
High Yield Index delivered a 4.2% excess return and a 6.2% total return.
During the period, the Fund’s overweight to corporate credit, both the investment grade and the high yield were the primary drivers of outperformance. The excess return of the Bloomberg U.S. High Yield Index was 418 bps for the twelve months ending October
31, and the Fund maintained an overweight allocation to the sector ranging between 6 and 10 percent. A similar theme exists within investment grade corporate credit where the Fund maintained an average overweight of more than fifteen percent while the excess return of the asset class amounted to 263 bps during the same period. Within corporate credit, the Fund’s overweight allocations to
Midstream Energy, Consumer Cyclicals, and the Technology sectors was additive to performance while overweight allocations to
Electric-Utilities and the Banking sector were modest detractors. The Fund continues to maintain diversified sector exposures and as such, overweight allocations to the Securitized sector were additive to performance during the year. Investments within agency
Mortgage-Backed Securities (“MBS”) were a slight negative given the Fund’s “up-in-coupon” bias within the sector despite overall positioning having been moved to neutral from underweight the Index as valuations have materially improved.
Rates increased materially during the period (+89bps at the 10-year point) as the Fed continued to tighten policy and hence financial conditions to contain pricing pressures. Points along the front-end of the rate curve increased more than 100 bps. The
Fund generated alpha with its rates and yield curve positioning. During the first half of the period the Fund maintained a short duration posture of various magnitudes, which was generally focused in the 5-year key rate duration (“KRD”) (more Fed-sensitive part of the curve) relative to the benchmark. This generally performed well as the Fed delivered more hikes than had been priced in by markets. During the second half of the period, as it became more evident that central bank policy was nearing its peak, the Fund began a modest long duration stance relative to its Index. Although inflation remains above the Fed’s target level, the moderation of inflation from peak levels gives confidence that the Fed is succeeding in its endeavor to engineer a soft-landing

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2023 - Fund Commentary - 7
for the economy. Risks within the rates markets are beginning to skew to the downside as central bank policy remains tight, as evidenced by elevated real yields, while the growth trajectory begins to slow.
Lastly the Fund’s overweight allocation to emerging markets and related debt also outperformed during the period as emerging markets central banks have begun to loosen monetary policy. Security selection was also a strong contributing factor to alpha during the period. Although security selection within the high yield sector was a modest detractor, it was overshadowed by strong selection gains within investment grade credit and agency MBS. Large selection gains were generated within the Transportation and Technology sectors with a bit of weakness within the Communications sector, particularly those within the emerging markets.
Selection within the Banking sector was also positive despite the intra-period volatility associated with the regional banking crisis.
Looking ahead, we believe balance remains paramount. The Fund’s performance was a function of navigating a difficult rate environment while positioning the Fund to effectively target durable and high-quality sources of predictable income from the now higher level of prevailing interest rates and credit spreads. We continue to resist the temptation to sacrifice portfolio liquidity, and we want to own assets we see exhibiting good visibility into the creditworthiness of issuers, stability of balance sheets, and overall staying power.
The only derivatives used within the Fund were U.S. interest rate futures, which were used for hedging purposes.
The Fund did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Insight Investment
Portfolio Managers:
Gautam Khanna, CFA, CPA and James DiChiaro
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds), and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims paying ability of the issuing company. The Fund also has the risk that because of using an ESG investment strategy, certain securities may be selected or avoided due to other non investment criteria; and performance may vary from other funds that do not use an ESG strategy. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Comments and general market related projections are based on information available at the time of writing and believed to be accurate; are for informational purposes only, are not intended as individual or specific advice, may not represent the opinions of the entire firm and may not be relied upon for future investing. Investors are advised to consult with their investment professional about their specific financial needs and goals before making any investment decisions.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2023 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Asset Allocation
1
Corporate Bonds 49.5%
Mortgage-Backed Securities 26.3%
U.S. Treasury Obligations 12.9%
Asset-Backed Securities 7.6%
Commercial Mortgage-Backed Securities 1.1%
Preferred Stocks 0.6%
Municipal Bonds 0.6%
Collateralized Mortgage Obligations 0.5%
Repurchase Agreement 0.4%
Foreign Government Security 0.1%
Futures Contracts (0.2)%
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Banks 7.4%
Oil, Gas & Consumable Fuels 5.7%
Electric Utilities 4.4%
Capital Markets 3.2%
Diversified Telecommunication Services 2.5%
Health Care Providers & Services 2.5%
Automobiles 2.4%
Consumer Finance 2.0%
Biotechnology 1.9%
Building Products 1.4%
Other Industries
#
66.6%
100.0%
Top Holdings
2
U.S. Treasury Notes, 4.00%, 2/29/2028 3.2%
U.S. Treasury Bonds, 1.88%, 2/15/2041 3.1%
U.S. Treasury Notes, 4.25%, 5/31/2025 2.4%
U.S. Treasury Bonds, 2.00%, 8/15/2051 1.9%
Verizon Communications, Inc., 1.50%, 9/18/2030 1.8%
Cedar Funding VII CLO Ltd., 6.68%, 1/20/2031 1.4%
ONEOK Partners LP, 6.85%, 10/15/2037 1.4%
Bank of America Corp., 6.20%, 11/10/2028 1.2%
JPMorgan Chase & Co., 1.95%, 2/4/2032 1.1%
Morgan Stanley, 7.25%, 4/1/2032 1.1%
Other Holdings
#
81.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2023 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
1.10% 0.09% 1.00% 4/24/2013
w/SC
2
(3.21)% (0.78)% 0.57%
Class R6
3,4
1.43% 0.40% 1.35% 7/17/1992
Institutional Service Class
4
1.21% 0.32% 1.27% 4/24/2013
Bloomberg U.S. Aggregate
Bond Index 0.36% (0.06)% 0.88%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.83% 0.80%
Class R6 0.50% 0.47%
Institutional Service Class 0.60% 0.57%
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 4.25% front-end sales charge was deducted.
3
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
4
Not subject to any SCs.

10 - Fund Commentary - October 31, 2023 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide BNY Mellon Core Plus Bond ESG Fund versus the Bloomberg U.S. Aggregate Bond Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Bond Fund - October 31, 2023 - Fund Commentary - 11
For the annual period ended October 31, 2023, the Nationwide Bond Fund Institutional Class returned 0.17% versus 0.36% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Intermediate Core Bond (consisting of 444 investments as of October 31, 2023), was 0.36% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
In 2023, interest rates began to stabilize as the Federal Reserve (“Fed”) slowed its rate of hikes in its continued efforts to tamp down inflation. The early part of the year was marred by a banking crisis as several large banks failed due to deposit runs and questionable assets and liabilities management practices. The Fed solved this problem nicely with a term lending facility. The
Fed’s restrictive monetary policy was offset by accommodative fiscal policy which allowed the economy to post strong growth numbers while risk assets performed well. Fiscal spending, largely driven by higher interest expense, led to more Treasury coupon issuance, which pushed 10-year yields up to 5% by the end of October, the highest level since 2007. This rate volatility had a negative impact on Agency Mortgage-Backed Securities (“MBS”), which significantly underperformed Treasuries.
The Fund outperformed the benchmark, the Bloomberg U.S. Aggregate Bond Index, by 34 basis points during the 12-month period.
CLOs and IG corporates were the main contributors to performance, while non-Agency MBS also helped. As of 10/31/2023, the
Fund is overweight in corporates and CLOs; it has also built a modest overweight in Agency MBS and continues to run overweights in Commercial MBS and non-Agency MBS.
Treasuries were the largest detractor to the performance while Agency MBS was also a modest detractor. The Fund remains underweight in Treasuries.
During the year, the Fund employed the use of derivatives, specifically Treasury futures, to manage duration exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates and can be effective at expressing duration and yield curve views. During the period, Treasury futures had a negative impact on Fund performance.
The Fund did not experience any liquidity events during the period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA; Corsan Maley
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds) and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher- rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities, which are volatile, harder to price and less liquid than U.S. securities. The Fund may invest in derivatives, which create investment leverage and are highly volatile. The Fund's holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most-recent prospectus for a more-detailed explanation of the Fund’s principal risks.
Bloomberg® and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licensed for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - October 31, 2023 - Nationwide Bond Fund
Asset Allocation
1
Corporate Bonds 30.0%
U.S. Treasury Obligations 27.6%
Mortgage-Backed Securities 27.4%
Asset-Backed Securities 6.9%
Commercial Mortgage-Backed Securities 2.9%
Collateralized Mortgage Obligations 1.9%
Repurchase Agreement 0.7%
Municipal Bonds 0.4%
Credit Default Swaps
†
0.0%
Purchased Options
†
0.0%
Written Options
†
0.0%
Futures Contracts
†
(0.0)%
Other assets in excess of liabilities 2.2%
100.0%
Top Industries
2
Electric Utilities 6.5%
Banks 4.1%
Capital Markets 2.5%
Oil, Gas & Consumable Fuels 2.1%
Aerospace & Defense 1.3%
Ground Transportation 1.1%
Biotechnology 1.0%
Residential REITs 0.8%
Food Products 0.7%
Tobacco 0.6%
Other Industries
#
79.3%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 2.00%, 11/15/2041 3.8%
FNMA UMBS, 2.00%, 4/1/2052 2.8%
FHLMC UMBS, 2.50%, 4/1/2052 2.4%
FNMA UMBS, 4.00%, 9/1/2052 2.3%
U.S. Treasury Notes, 3.00%, 7/15/2025 2.2%
FNMA UMBS, 2.00%, 8/1/2051 2.1%
U.S. Treasury Bonds, 2.25%, 2/15/2052 2.1%
BBCMS Mortgage Trust, 3.39%, 8/14/2036 2.0%
U.S. Treasury Notes, 1.00%, 12/15/2024 1.8%
FNMA UMBS, 3.50%, 10/1/2052 1.5%
Other Holdings
#
77.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Bond Fund - October 31, 2023 - Fund Commentary - 13
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(0.07)% (0.69)% 0.49% 5/8/1998
w/SC
2
(2.28)% (1.14)% 0.26%
Class C w/o SC
1
(0.82)% (1.45)% (0.29)% 9/4/2003
w/SC
3
(1.79)% N/A N/A
Class R6
4,5
0.25% (0.41)% 0.77% 12/6/2012
Institutional Service Class
5
0.17% (0.49)% 0.71% 3/3/1980
Bloomberg U.S. Aggregate
Bond Index 0.36% (0.06)% 0.88%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.80% 0.72%
Class C 1.59% 1.51%
Class R6 0.52% 0.44%
Institutional Service Class 0.60% 0.52%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

14 - Fund Commentary - October 31, 2023 - Nationwide Bond Fund
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Bond Fund versus the
Bloomberg U.S. Aggregate Bond Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Government Money Market Fund - October 31, 2023 - Fund Commentary - 15
For the annual period ended October 31, 2023, the Nationwide Government Money Market Fund Investor Shares Class returned
4.40% versus 4.49% for its benchmark, the iMoneyNet Money Fund Average™ Government All. For broader comparison, the return for the Fund's closest Morningstar peer category, Money Market - Taxable (consisting of 612 investments as of October 31,
2023), was 4.55% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the
Average Annual Total Return chart in this report's Fund Performance section.
The reporting period ending October 31, 2023, was influenced by the Federal Reserve (the “Fed”) continuing to tighten monetary policy and hiking the Federal Funds Rate above market expectations. During the period, the Fed hiked rates by 225 basis points
(“bps”), from a target range of 3.00% - 3.25% to 5.25% - 5.50%. This was a continuation of cycle that began in March 2022, following an extended period of short-term rates held at the zero lower bound due to the COVID-19 pandemic. The first Federal
Open Market Committee (“FOMC”) meeting of the reporting period in November of 2022, was the last of four consecutive 75 bps rate hikes. The cadence of rate hikes then slowed throughout the remaining period. The Fed hiked 50 bps in December and 25 bps at the first three FOMC meetings in 2023, before pausing in June. One more 25 bps hike was delivered in July, before the Fed held rates at the current target range of 5.25% - 5.50%.
Despite the recent pause, Fed officials have continued to signal their commitment to fighting inflation in their words and forecasts.
The Summary of Economic Projections (“SEP”), released at every other FOMC meeting, provides an opportunity to provide insight into expectations at that given point in time. At the September FOMC meeting, the “Dot Plot” projected a median Federal Funds
Rate of 5.60% for the year-end of 2023, one additional 25 bps hike above the current level. Moreover, the Fed updated its median
Federal Funds “Dot” for 2024 to 5.10%, a 50 bps increase from the June SEP.
For most of the reporting period, market expectations for the path of the Federal Funds Rate discounted the institutional willingness of the Fed to remain steadfast in combatting inflation. On the heels of the Silicon Valley Bank’s collapse, Federal Funds Futures were particularly expecting a lower year-end 2023 Federal Funds Rate. After the May FOMC meeting, market pricing for 2023 included interest rate cuts and a year-end Federal Funds Rate of just 4.18%.
The Fed’s diligence in hiking rates is driven by the negative effects of persistent inflation. The period began with Consumer Price
Index (“CPI”) at 7.7% and trended lower to 3.7% as of the latest reading. This is markedly lower than the 40-year high of 9.1%
witnessed in June 2022. The Fed’s preferred inflation gauge, core Personal Consumption Expenditure (“PCE”), also fell over the period from 5.3% to 3.7%. Despite the considerable progress, core PCE remains well above the Fed’s stated target of 2%. Fed officials, including Chair Jerome Powell, consistently cite a strong commitment to lowering inflation to 2%, noting the gauge in prices is a long way from target. We think determining the appropriate peak Federal Funds Rate and how long that rate should remain elevated will prove challenging to the Fed. As stated in the November FOMC statement, “the Committee will take into account the cumulative tightening of monetary policy, the lags with which monetary policy affects economic activity and inflation.”
Predicting policy decisions is even more challenging for investors.
During the reporting period, a strong labor market provided the Fed with ample opportunity to focus on the inflation aspect of its dual mandate. The unemployment rate during the period remained below 4%. It fell to a 50-year low of 3.4% in January and ended the period at 3.9%. While the October establishment survey reflecting 150,000 new jobs added to non-farm payrolls is lower than the period high in January (504,000 jobs), the rolling three-month average of 225,000 continues to bolster the economy.
Higher prices and elevated interest rates have not significantly tamed economic activity. GDP increased by 4.9% in the third quarter, up from 2.1%, further allowing the Fed to bias rates higher. In fact, the widely held belief that a recession would plague the economy in 2023 never materialized. At the July FOMC meeting, the Fed indicated that its staff removed expectations for a recession from its forecast. Chair Jerome Powell confirmed after the November FOMC meeting that the staff has not returned a recession expectation to its forecast.
As the period progressed, tightening financial conditions emerged. Higher long-term interest rates are particularly notable. The
10-year Treasury note jumped 100 bps from July to October, peaking at just under 5%. The effects of these higher rates to the economy are estimated to correspond to 25-50 bps of additional tightening by the Fed.
During much of the reporting period, market participants were concerned over the Fed’s ability to steer the economy away from a recession. Monetary policy became more restrictive, financial conditions tightened and stresses emerged within a few regional banks in March. The much-followed spread between yields on the 2-year and 10-year Treasurys was inverted by over 100 bps in July, before ending October at just 16 bps inverted. Yield inversion between these two Treasuries is generally considered a recessionary signal. The Fed’s commitment to maintaining short-term rates “higher for longer” will be tested if the economy shows heightened signs of weakness, particularly in employment. So far, a recession has been successfully avoided.

16 - Fund Commentary - October 31, 2023 - Nationwide Government Money Market Fund
Currently, the market expectation is for the Fed to remain on hold well into 2024 before cuts commence in the summer of 2024.
The Fed contends that future monetary policy decisions will remain “data dependent.” Prior to the upcoming December’s FOMC meeting, important data releases include two additional CPI prints, PCE numbers, and the November jobs report.
Treasury bill supply has whipsawed over the period and presented a challenge for managing government money market funds.
During the second quarter, concern over a technical default on US Treasury securities resulted in significant volatility, particularly on Treasury bills maturing near the “ex-date” of early June. Congress agreed to suspend the debt ceiling until 2025, permitting
Treasury to begin replenishing its coffers. From early June to the end of the reporting period, net Treasury bill issuance was over
$1.5 trillion, a staggering sum. In their recent refunding announcement, Treasury indicated bills could temporarily exceed the normal target of 15% - 20% of total debt issuance, a function of the current high yields on notes and bonds. As a result of the extra
Treasury bill supply in the first half of 2024, upward pressure on bill yields should continue.
During much of the year, the Fund was positioned with a short weighted average maturity (“WAM”) in anticipation of additional interest rate hikes by the Fed. Debt ceiling concerns dominated the first half of the year. The reduction in Treasury bill supply during the period of “extraordinary measures” warranted a greater allocation of Fund assets into overnight repos. After the debt ceiling suspension, the increased supply of Treasury bills issued resulted in upward pressure on yields.
Additionally, an expectation that the Fed is at or near the end of its tightening cycle warranted an increase to the Fund’s WAM from 4 days at the beginning of the period to 24 days at the end of the period. Similarly, the weighted average life (“WAL”) of the
Fund was extended from 58 days to 80 days. Allocation of Fund assets to Treasury securities were increased from 9% to 39%
and government agency holdings fell from 26% to 21%. Allocation to triparty repurchase agreements fell from 65% to 41%, over the period.
Contributions to Fund performance were driven by positioning the Fund with a short WAM for much of the period. Treasury and agency floating rate notes (“FRNs”) comprised 23% of the Fund, down from 27%. Treasury FRNs have consistently been among the highest yielding securities in the portfolio. Government agency FRNs, have also benefited the Fund due to their daily reset and positive spread above the secured overnight financing rate (“SOFR”). At the end of the reporting period, detractors to Fund performance include certain long-dated Treasury bills purchased when yields were generally lower. Yields on overnight repurchase agreements currently lag yields on holdings with longer maturities, however, they provide the bulk of the Fund’s daily liquid assets.
The Fund did not invest in derivatives and did not experience any liquidity events.
Subadviser:
Dreyfus, a division of Mellon Investments Corporation
Portfolio Managers:
Frank Gutierrez, Peter Henshaw, Brian Wiese
Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds are open to all investors and although they seek to preserve the value of the investment at $1.00 per share, they cannot guarantee they will do so. You could lose money by investing in a fund. A fund may impose a fee upon sale of shares or temporarily suspend the ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The Fund may invest in shares of other government money market mutual funds, including those advised by the Fund’s subadviser, to provide additional liquidity or to achieve higher yields. Please refer to the most recent prospectus for a more detailed description of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Government Money Market Fund - October 31, 2023 - Fund Commentary - 17
Asset Allocation
1
U.S. Treasury Obligations 41.2%
Repurchase Agreements 41.0%
U.S. Government Agency Securities 20.8%
Liabilities in excess of other assets (3.0)%
100.0%
Top Holdings
2
U.S. Treasury Bills, 5.32%, 11/28/2023 4.0%
U.S. Treasury Bills, 5.29%, 12/14/2023 3.3%
U.S. Treasury Bills, 5.34%, 11/9/2023 2.8%
U.S. Treasury Bills, 5.32%, 11/2/2023 2.4%
U.S. Treasury Bills, 5.35%, 12/7/2023 2.4%
U.S. Treasury Bills, 5.37%, 12/19/2023 2.1%
U.S. Treasury Bills, 5.33%, 11/7/2023 1.9%
U.S. Treasury Bills, 5.36%, 11/30/2023 1.9%
U.S. Treasury Notes, 5.42%, 7/31/2024 1.7%
U.S. Treasury Bills, 5.47%, 4/25/2024 1.5%
Other Holdings
#
76.0%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

18 - Fund Commentary - October 31, 2023 - Nationwide Government Money Market Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class R6
1
4.50% 1.50% 0.91% 12/13/2001
Investor
2
4.40% 1.45% 0.86% 3/3/1980
Service Class 4.20% 1.34% 0.77% 1/4/1999
iMoneyNet Money Fund
Average
TM
Government All 4.49% 1.51% 0.92%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class R6 0.48% 0.46%
Investor 0.58% 0.56%
Service Class 0.78% 0.73%
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
2
Effective September 30, 2016, Prime Shares were renamed Investor Shares.

Nationwide Government Money Market Fund - October 31, 2023 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Investor Shares of the Nationwide Government Money Market Fund versus the
iMoneyNet Money Fund Average
TM
Government All over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees or expenses. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - October 31, 2023 - Nationwide Inflation-Protected Securities Fund
For the annual period ended October 31, 2023, the Nationwide Inflation-Protected Securities Fund Class R6 returned -0.54%
versus -0.72% for its benchmark, the Bloomberg U.S. Treasury Inflation-Protected Securities (“TIPS”) Index
SM
. For broader
comparison, the return for the Fund's closest Morningstar peer category, Inflation-Protected Bond (consisting of 193 investments as of October 31, 2023), was -0.40% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
2023 was another tough year for fixed income as interest rates continued to rise on the back of Federal Reserve (“Fed”) interest rate hikes. The Treasury curve steepened as term premium turned positive for the first time since May 2021. TIPS had an especially rough year as the Fed’s tightening campaign was successful in pushing realized inflation (and inflation expectations) lower. Core
PCE fell by 1.6% from 5.3% to 3.7%, still well above the Fed’s 2% target. This was despite a temporary spike higher in energy prices on geopolitical concerns. TIPS was breakeven and ended the year 2-28 basis points (“bps”) narrower, led by the front end.
TIPS ETFs experienced another year of significant outflows as investors’ appetite for inflation protection continued to wane.
On a relative basis, the Fund outperformed the benchmark, the Bloomberg U.S. Treasury Inflation-Protected Securities (“TIPS”)
Index
SM
, by 18bps during the 12-month period ended October 31, 2023 on the back of significantly higher interest rate. Several factors contributed to the Fund’s outperformance during the period. First, the Fund benefitted from its underweight to TIPS and its out-of-benchmark allocations to Non-Agency Mortgage-Backed Securities (“MBS”), Asset-Backed Security (“ABS”), Agency MBS
and Agency Commercial Mortgage-Backed Securities (“CMBS”). Second, the Fund’s underweight to the front end of the TIPS curve contributed to performance as near-term inflation expectations cooled on the back of moderating realized inflation. Finally,
TIPS security selection was a positive contributor to performance.
The Fund’s duration position that ended the period slightly long duration, which detracted from performance as interest rates rose in the second half of the year. Early in the year, the Fund employed the use of derivatives, specifically U.S. Treasury Futures, to manage duration and curve exposure. Futures are an efficient means by which the portfolio manager hedges the exposure to changes in interest rates and curve shape. The Fund was net short derivatives through the middle of February 2023, which detracted from performance as interest rates moved lower to start the year. This was offset by being net long bonds, which contributed to performance. As of October 31, 2023, the Fund did not have any outstanding derivatives positions. The Fund remains neutral to slightly long duration.
There were no liquidity events that had a material impact on performance.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary R. Hunt, CFA and Chad Finefrock, CFA
The Fund’s value is not guaranteed by the U.S. government or any government agency. The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund also is subject to inflation-protected bonds risk since the inflation-adjustment feature of these bonds can cause them to have lower yields than those of conventional fixed-rate bonds. The Fund may invest in derivatives (which create investment leverage and are highly volatile). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most-recent prospectus for a more-detailed explanation of the
Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licensed for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Inflation-Protected Securities Fund - October 31, 2023 - Fund Commentary - 21
Asset Allocation
1
U.S. Treasury Obligations 87.4%
Mortgage-Backed Securities 5.0%
U.S. Government Agency Securities 3.7%
Asset-Backed Securities 2.3%
Collateralized Mortgage Obligations 0.8%
Commercial Mortgage-Backed Security
†
0.0%
Other assets in excess of liabilities 0.8%
100.0%
Top Holdings
2
U.S. Treasury Inflation Linked Notes, 0.13%,
7/15/2031 7.7%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2027 7.1%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2025 6.8%
U.S. Treasury Inflation Linked Notes, 0.50%,
1/15/2028 6.5%
U.S. Treasury Inflation Linked Notes, 0.63%,
1/15/2026 6.4%
U.S. Treasury Inflation Linked Bonds, 0.63%,
2/15/2043 5.5%
U.S. Treasury Inflation Linked Notes, 1.63%,
10/15/2027 5.5%
U.S. Treasury Inflation Linked Bonds, 3.63%,
4/15/2028 5.4%
U.S. Treasury Inflation Linked Bonds, 1.38%,
2/15/2044 4.3%
U.S. Treasury Inflation Linked Bonds, 1.75%,
1/15/2028 3.7%
Other Holdings 41.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

22 - Fund Commentary - October 31, 2023 - Nationwide Inflation-Protected Securities Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(0.86)% 1.64% 1.07% 9/17/2012
w/SC
2
(3.14)% 1.17% 0.83%
Class R6
3,4
(0.54)% 1.99% 1.39% 9/17/2012
Institutional Service Class
4
(0.69)% 1.85% 1.35% 12/6/2016
Bloomberg U.S. Treasury
Inflation-Protected
Securities (TIPS) Index
SM
(0.72)% 2.27% 1.61%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.78% 0.72%
Class R6 0.36% 0.30%
Institutional Service Class 0.51% 0.45%
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
4
Not subject to any SCs.

Nationwide Inflation-Protected Securities Fund - October 31, 2023 - Fund Commentary - 23
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Inflation-Protected Securities Fund versus the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
over the 10-year period ended 10/31/23. Unlike the
Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2023 - Nationwide Loomis Core Bond Fund
For the annual period ended October 31, 2023, the Nationwide Loomis Core Bond Fund Class A returned 0.64% versus 0.36% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Intermediate Core Bond (consisting of 444 investments as of October 31, 2023), was 0.36% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The reporting period was a period that the Federal Reserve (“Fed”) tightened monetary policy as the Fed was increasing the
Fed Funds rate to combat inflationary pressures. The Fed began raising interest rates in the early part of 2022 and did not stop tightening monetary policy until the fall of 2023. The traditional upward slope of the yield curve reversed in the summer of 2022, as longer maturity interest rates were overshadowed by higher yields in the front end of the yield curve. While the yield curve remained inverted, upward pressure on the yield curve was evident during the period. The US Treasury 2-Year yield increased from 4.5% to 5.1% over the period while the US Treasury 10-Year yield increased from 4.1% to 4.9%.
Spread markets generally improved over the period. Asset-Backed securities (“ABS”) and corporate bonds experienced declining risk premiums or spread compensation above risk free assets, however, Commercial Mortgage-Backed Securities (“CMBS”)
and Agency-Backed Mortgage securities experienced higher risk premiums over the period. CMBS spreads, as measured by the Bloomberg CMBS Index increased from 133 basis points (“bps”) to 140 bps during the period. Agency-Backed Mortgage securities, as measured by the Bloomberg MBS Index, increased from 73 bps to 75 bps during the period. Asset backed securities, as measured by the Bloomberg ABS Index, declined from 95 bps to 79 bps during the period. Corporate bonds, as measured by the Bloomberg Corporate Bond Index, declined from 158 bps to 129 bps during the period. Spread market valuations were quite active during the period. For example, the low point on corporate bond spreads was 112 bps while the high point was 163 bps.
The Fund had been increasing risk relative to benchmark throughout 2022 primarily through increasing risk in corporate bonds.
By October of 2022, corporate bond risk relative to the benchmark was approaching the upper bound of our risk budget. At the time, corporate risk relative to the benchmark was above 80% of risk budget. Corporate bond valuations were very healthy and primary market opportunities continued to offer value. ABS and CMBS risk relative to benchmark were sized to be approximately one-third of risk budget and agency mortgage risk relative to benchmark was underweight as the team favored other sectors for risk exposure. Demand for risk assets increased into year-end and the beginning of the first quarter of 2023 which resulted in less opportunity for the Fund. This resulted in a decline in risk positioning, primarily through a reduction in corporate bond risk. By the end of February 2023, deployed corporate bond risk was approximately at half of our risk budget. The onset of the failure of Silicon
Valley Bank brought increased volatility and wider spreads in corporate bonds which resulted in a tactical increase to corporate bond risk in the Fund, however, as contagion fear dissipated, corporate bond risk premiums declined, and the Fund returned to reducing corporate risk relative to benchmark. The Fund began to favor other asset classes like agency mortgages and ABS in lieu of corporate bond risk. As a result, ABS risk relative to the benchmark increased into the fall and the underweight to agency mortgages was reduced by half.
Performance attribution for the period featured a significant contribution from spread sector positioning. Specifically, the overweight to corporate bonds and securitized credit like ABS and CMBS in addition to the underweight to agency mortgages. Duration and yield curve effects detracted from performance to a small degree as did issue selection. By asset class, corporate bonds provided the biggest benefit to performance while securitized assets also contributed but to a much smaller extent.
Corporate bond issue selection was negative but with very low impact to the performance. Seven industries resulted in positive contributions to performance while six industries detracted from results. Issue selection within ABS and CMBS was also negative but very low. The bulk of the negative effects came from auto ABS in the Fund. Agency mortgage issue selection was also negative, reducing the positive effect of the favorable underweight to the asset class.
The Fund remains well diversified with over 250 issuers. The Fund continues to build diversified positions in corporate industries, seeking to avoid concentrations in segments that exhibit significant issuer correlation risk. Securitized sectors like ABS and CMBS allow for additional diversification with additional benefit coming from the senior/subordinate nature of the structures providing significant credit enhancement to the top parts of the capital stack. The Fund continues to favor consumer related collateral, like auto ABS and subprime auto ABS, because of the breadth of issuers and the attractive valuations. Within CMBS, the Fund favors conduit transactions over Single-Asset Single-Borrower transactions due to the diversification of loans, however, Single-Asset
Single-Borrower transactions can be attractive if the credit enhancement is commensurate with the valuation.
Looking ahead, the path forward for the economy remains uncertain. The credit cycle continues to be more late-phase than expansion. Corporate fundamentals appear stable for the present time but could become weak in the event aggregate demand materially surprises to the downside. Securitized markets like ABS and CMBS are attractive while corporate bond valuations are in line with long-term averages. Proprietary evaluations of corporate bond attractiveness are similar, suggesting there is slightly more upside to valuations today. Given this, the Fund is utilizing approximately 50% of its risk budget in corporate bonds. As

Nationwide Loomis Core Bond Fund - October 31, 2023 - Fund Commentary - 25
corporate bond spreads decline, the Fund’s tendency would be to reduce corporate bond risk in favor of other opportunities such as agency MBS or securitized credit. Conversely, if valuations materially improved the Fund may elect to re-risk and add back corporate bond risk.
The Fund uses U.S. Treasury futures to manage duration and yield curve exposures. The impact of interest rate futures on this outcome was negligible.
During the period, there were no liquidity events that materially impacted fund performance.
Subadviser:
Loomis, Sayles & Company, L.P.
Portfolio Managers:
Christopher T. Harms; Clifton V. Rowe, CFA; Daniel Conklin, CFA; Ian Anderson; Barath W. Sankaran, CFA
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in more-aggressive investments such as foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

26 - Fund Commentary - October 31, 2023 - Nationwide Loomis Core Bond Fund
Asset Allocation
1
Corporate Bonds 37.5%
Mortgage-Backed Securities 20.9%
Asset-Backed Securities 12.9%
U.S. Treasury Obligations 12.2%
Commercial Mortgage-Backed Securities 8.2%
Collateralized Mortgage Obligations 6.8%
Repurchase Agreement 1.1%
Short-Term Investments 1.0%
Futures Contracts (0.8)%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Banks 10.7%
Capital Markets 4.2%
Insurance 3.9%
Consumer Finance 3.0%
Electric Utilities 1.7%
Financial Services 1.7%
Automobiles 1.1%
Ground Transportation 0.8%
Food Products 0.7%
Oil, Gas & Consumable Fuels 0.6%
Other Industries
#
71.6%
100.0%
Top Holdings
2
FHLMC UMBS, 2.50%, 4/1/2052 3.0%
U.S. Treasury Notes, 5.00%, 9/30/2025 2.2%
FHLMC UMBS, 3.50%, 6/1/2052 2.1%
U.S. Treasury Notes, 3.63%, 5/31/2028 1.8%
U.S. Treasury Bonds, 2.25%, 8/15/2049 1.7%
FNMA, 3.50%, 11/25/2043 1.3%
U.S. Treasury Bonds, 3.88%, 5/15/2043 1.2%
GNMA, 3.00%, 5/20/2052 1.1%
FNMA UMBS, 3.00%, 5/1/2052 1.1%
FNMA, 3.67%, 7/1/2033 1.1%
Other Holdings
#
83.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Loomis Core Bond Fund - October 31, 2023 - Fund Commentary - 27
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
0.64% 0.10% 0.84% 6/20/1994
w/SC
2
(1.66)% (0.35)% 0.62%
Class C w/o SC
1
0.18% (0.37)% 0.39% 11/28/2003
w/SC
3
(0.80)% N/A N/A
Class R6
4,5
0.92% 0.38% 1.15% 9/18/2013
Institutional Service Class
5
0.68% 0.13% 0.94% 2/15/1984
Bloomberg U.S. Aggregate
Bond Index 0.36% (0.06)% 0.88%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.79%
Class C 1.29%
Class R6 0.48%
Institutional Service Class 0.73%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

28 - Fund Commentary - October 31, 2023 - Nationwide Loomis Core Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Loomis Core Bond Fund versus the Bloomberg
U.S. Aggregate Bond Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Loomis Short Term Bond Fund - October 31, 2023 - Fund Commentary - 29
For the annual period ended October 31, 2023, the Nationwide Loomis Short Term Bond Fund Class A returned 4.95% versus
3.23% for its benchmark, the Bloomberg U.S. Government/Credit Bond 1-3 Year Index. For broader comparison, the return for the
Fund's closest Morningstar peer category, Short-Term Bond (consisting of 540 investments as of October 31, 2023), was 3.80%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Reporting Period was one that saw Federal Reserve (“Fed”) tightening monetary policy as the Fed was increasing the Fed
Funds rate to combat inflationary pressures. The Fed began raising interest rates in the early part of 2022 and did not stop tightening monetary policy until the fall of 2023. The traditional upward slope of the yield curve reversed in the summer of 2022, as longer maturity interest rates were overshadowed by higher yields in the front end of the yield curve. While the yield curve remained inverted, upward pressure on the yield curve was evident during the period. The US Treasury 2-Year yield increased from 4.5% to 5.1% over the period while the US Treasury 10-Year yield increased from 4.1% to 4.9%.
Spread markets generally improved over the period. Asset-Backed securities (“ABS”) and corporate bonds experienced declining risk premiums or spread compensation above risk free assets, however, Commercial Mortgage-Backed Securities (“CMBS”) and
Agency-Backed Mortgage securities experienced higher risk premiums over the period. CMBS spreads, as measured by the
Bloomberg CMBS Index increased from 133 basis points (“bps”) to 140 bps during the period. Agency mortgage securities, as measured by the Bloomberg MBS Index, increased from 73 bps to 75 bps during the period. Asset backed securities, as measured by the Bloomberg ABS Index, declined from 95 bps to 79 bps during the period. Corporate bonds, as measured by the Bloomberg
Corporate Bond Index, declined from 158 bps to 129 bps during the period. Spread market valuations were quite active during the period. For example, the low point on corporate bond spreads was 112 bps while the high point was 163 bps.
The Fund had been increasing risk relative to benchmark throughout 2022 primarily through increasing risk in corporate bonds.
By October of 2022, corporate bond risk relative to the benchmark was approaching the upper bound of our risk budget. At the time, corporate risk relative to the benchmark was above 80% of risk budget. Corporate bond valuations were very healthy and primary market opportunities continued to offer value. ABS risk relative to the benchmark was approximately at one-third of the budget while CMBS risk relative to the benchmark was lower than one-third of the budget. Demand for risk assets increased into year-end and the beginning of the first quarter of 2023, which resulted in less opportunity for the Fund. This resulted in a decline in risk positioning, primarily through a reduction in corporate bond risk. By the end of February 2023, deployed corporate bond risk was approximately at 60% of our risk budget. The failure of Silicon Valley Bank brought increased volatility and wider spreads to corporate bonds. The Fund tactically increased corporate bond risk. As contagion fear dissipated, corporate bond risk premiums declined, and it reduced the corporate risk relative to the benchmark. Corporate bond risk ended the period around 50% of risk budget. While the Fund was reducing corporate bond risk during the summer, the Fund began to favor other asset classes like
ABS.
Performance attribution for the period featured a significant contribution from spread sector positioning. Specifically, the overweight to corporate bonds and securitized credit like ABS and CMBS contributed to performance as spreads declined during the period.
Duration and yield curve effects contributed to performance to a small degree as did issue selection. By asset class, corporate bonds provided the biggest benefit to performance while securitized credit also contributed but to a much smaller extent.
Corporate bond issue selection was positive and well diversified across many corporate industries, but negative issue selection was observed in some of the financial segments. Securitized credit issue selection was negative during the period, which offset some of the positive effects from the overweight while spreads declined. Negative issue selection was observed in auto ABS and
CMBS.
Looking ahead, the path forward for the economy remains uncertain. The credit cycle continues to be more late-phase than expansion. Corporate fundamentals appear stable for the present time but could become weak in the event aggregate demand materially surprises to the downside. Securitized markets like ABS and CMBS are attractive while corporate bond valuations are in line with long-term averages. Proprietary evaluations of corporate bond attractiveness are similar, suggesting there is slightly more upside to valuations today. Given this, the Fund is utilizing approximately 50% of its risk budget in corporate bonds. As corporate bond spreads decline, the Fund’s tendency would be to reduce corporate bond risk in favor of other opportunities such as securitized credit. Conversely, if valuations materially improved the Fund may elect to re-risk and add back corporate bond risk.
The Fund uses U.S. Treasury futures to manage duration and yield curve exposures. The impact of interest rate futures on this outcome was negligible.
During the period, there were no liquidity events that materially impacted fund performance.

30 - Fund Commentary - October 31, 2023 - Nationwide Loomis Short Term Bond Fund
Subadviser:
Loomis, Sayles & Company, L.P.
Portfolio Managers:
Christopher T. Harms, Clifton V. Rowe, CFA and Daniel Conklin, CFA
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in more-aggressive investments such as foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Loomis Short Term Bond Fund - October 31, 2023 - Fund Commentary - 31
Asset Allocation
1
Corporate Bonds 51.6%
Asset-Backed Securities 28.8%
U.S. Treasury Obligations 12.9%
Commercial Mortgage-Backed Securities 4.7%
Repurchase Agreement 0.8%
Collateralized Mortgage Obligations 0.5%
Mortgage-Backed Securities 0.4%
Futures Contracts 0.1%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Banks 14.0%
Capital Markets 5.3%
Consumer Finance 4.6%
Insurance 3.7%
Electric Utilities 3.0%
Oil, Gas & Consumable Fuels 2.1%
Financial Services 1.7%
Multi-Utilities 1.7%
Trading Companies & Distributors 1.4%
Automobiles 1.4%
Other Industries
#
61.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 5.00%, 8/31/2025 10.5%
U.S. Treasury Notes, 5.00%, 9/30/2025 2.5%
Morgan Stanley, 5.77%, 1/25/2024 0.8%
Guardian Life Global Funding, 1.10%, 6/23/2025 0.7%
DLLMT LLC, 5.34%, 3/22/2027 0.6%
Wells Fargo & Co., 3.91%, 4/25/2026 0.6%
HPEFS Equipment Trust, 5.41%, 2/22/2028 0.6%
Southern Co. (The), 0.60%, 2/26/2024 0.6%
World Financial Network Credit Card Master Trust,
5.02%, 3/15/2030 0.5%
GreatAmerica Leasing Receivables, 5.15%,
7/15/2027 0.5%
Other Holdings
#
82.1%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

32 - Fund Commentary - October 31, 2023 - Nationwide Loomis Short Term Bond Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
4.95% 1.85% 1.27% 11/2/2004
w/SC
2
2.57% 1.40% 1.04%
Class C w/o SC
1
4.35% 1.32% 0.75% 11/29/2004
w/SC
3
3.35% N/A N/A
Class R6
4,5
5.30% 2.20% 1.60% 9/18/2013
Institutional Service Class
5
5.18% 2.16% 1.55% 11/2/2004
Bloomberg U.S. 1-3 Yr
Gov’t/Credit Bond Index 3.23% 1.25% 1.03%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.85% 0.78%
Class C 1.35% 1.28%
Class R6 0.50% 0.43%
Institutional Service Class 0.54% 0.47%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

Nationwide Loomis Short Term Bond Fund - October 31, 2023 - Fund Commentary - 33
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Loomis Short Term Bond Fund versus the
Bloomberg U.S. 1-3 Year Gov’t/Credit Bond Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

34 - Shareholder Expense Example - October 31, 2023 - Fixed Income Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2023) and continued to hold your shares at the end of the reporting period (October 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2023 through October 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2023 through October 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide BNY Mellon Core Plus Bond ESG Fund
Class A Shares
Actual
(a)
1,000.00 942.60 4.02 0.82
Hypothetical
(a)(b)
1,000.00 1,021.07 4.18 0.82
Class R6 Shares
Actual
(a)
1,000.00 943.20 2.30 0.47
Hypothetical
(a)(b)
1,000.00 1,022.84 2.40 0.47
Institutional Service Class Shares
Actual
(a)
1,000.00 942.70 2.79 0.57
Hypothetical
(a)(b)
1,000.00 1,022.33 2.91 0.57

Fixed Income Funds - October 31, 2023 - Shareholder Expense Example - 35
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide Bond Fund
Class A Shares
Actual
(a)
1,000.00 936.80 3.81 0.78
Hypothetical
(a)(b)
1,000.00 1,021.27 3.97 0.78
Class C Shares
Actual
(a)
1,000.00 933.30 7.41 1.52
Hypothetical
(a)(b)
1,000.00 1,017.54 7.73 1.52
Class R6 Shares
Actual
(a)
1,000.00 937.30 2.15 0.44
Hypothetical
(a)(b)
1,000.00 1,022.99 2.24 0.44
Institutional Service Class Shares
Actual
(a)
1,000.00 938.10 2.54 0.52
Hypothetical
(a)(b)
1,000.00 1,022.58 2.65 0.52
Nationwide Government Money Market Fund
Class R6 Shares
Actual
(a)
1,000.00 1,024.60 2.19 0.43
Hypothetical
(a)(b)
1,000.00 1,023.04 2.19 0.43
Investor Shares
Actual
(a)
1,000.00 1,024.10 2.70 0.53
Hypothetical
(a)(b)
1,000.00 1,022.53 2.70 0.53
Service Class Shares
Actual
(a)
1,000.00 1,023.20 3.67 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Nationwide Inflation-Protected Securities Fund
Class A Shares
Actual
(a)
1,000.00 950.00 3.54 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Class R6 Shares
Actual
(a)
1,000.00 951.40 1.48 0.30
Hypothetical
(a)(b)
1,000.00 1,023.69 1.53 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 950.70 2.26 0.46
Hypothetical
(a)(b)
1,000.00 1,022.89 2.35 0.46

36 - Shareholder Expense Example - October 31, 2023 - Fixed Income Funds
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide Loomis Core Bond Fund
Class A Shares
Actual
(a)
1,000.00 941.90 3.92 0.80
Hypothetical
(a)(b)
1,000.00 1,021.17 4.08 0.80
Class C Shares
Actual
(a)
1,000.00 940.30 6.26 1.28
Hypothetical
(a)(b)
1,000.00 1,018.75 6.51 1.28
Class R6 Shares
Actual
(a)
1,000.00 943.30 2.35 0.48
Hypothetical
(a)(b)
1,000.00 1,022.79 2.45 0.48
Institutional Service Class Shares
Actual
(a)
1,000.00 943.10 3.58 0.73
Hypothetical
(a)(b)
1,000.00 1,021.53 3.72 0.73
Nationwide Loomis Short-Term Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,009.40 3.95 0.78
Hypothetical
(a)(b)
1,000.00 1,021.27 3.97 0.78
Class C Shares
Actual
(a)
1,000.00 1,006.70 6.47 1.28
Hypothetical
(a)(b)
1,000.00 1,018.75 6.51 1.28
Class R6 Shares
Actual
(a)
1,000.00 1,011.10 2.18 0.43
Hypothetical
(a)(b)
1,000.00 1,023.04 2.19 0.43
Institutional Service Class Shares
Actual
(a)
1,000.00 1,010.70 2.64 0.52
Hypothetical
(a)(b)
1,000.00 1,022.58 2.65 0.52
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2023 through
October 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2023 - Statements of Investments - 37
Asset-Backed Securities 7 .6%
Principal
Amount ($) Value ($)
Airlines 0 .1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 528,935 495,159
Automobiles 2 .0%
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,088,000 1,060,162
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 795,000 745,719
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 477,550 476,552
Credit Acceptance Auto
Loan Trust, Series 2022-
3A, Class A, 6.57%,
10/15/2032(a) 565,000 564,450
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 1,058,000 1,050,404
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 1,367,000 1,329,753
Hyundai Auto Receivables
Trust, Series 2022-B, Class
A2A, 3.64%, 5/15/2025 706,358 702,978
Santander Drive Auto
Receivables Trust
Series 2022-1, Class B,
2.36%, 8/17/2026 2,223,625 2,199,061
Series 2022-5, Class A3,
4.11%, 8/17/2026 450,484 447,566
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 657,000 655,357
Tesla Auto Lease Trust, Series
2023-B, Class A3, 6.13%,
9/21/2026(a) 1,407,000 1,405,298
10,637,300
Credit Card 0 .6%
Capital One Multi-Asset
Execution Trust, Series
2005-B3, Class B3, 6.21%,
5/15/2028(b) 3,500,000 3,455,833
Equipment Loans & Leases 0 .3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 210,634 208,574
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 1,340,000 1,338,822
1,547,396
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other 4 .6%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
6.71%, 4/21/2035(a)(b) 3,045,000 3,008,073
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
6.68%, 1/20/2031(a)(b) 7,779,461 7,746,158
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 7.17%,
4/15/2034(a)(b) 2,000,000 1,959,694
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1,
1.69%, 7/15/2060(a) 3,372,945 3,059,147
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 3,500,000 3,017,745
DB Master Finance LLC,
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 3,487,875 2,912,285
Domino's Pizza Master Issuer
LLC, Series 2021-1A, Class
A2I, 2.66%, 4/25/2051(a) 931,125 777,514
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 157,498 150,582
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 310,536 311,252
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 134,411 133,881
Textainer Marine Containers
VII Ltd., Series 2021-
2A, Class A, 2.23%,
4/20/2046(a) 800,000 680,846
Tricon American Homes Trust,
Series 2018-SFR1, Class C,
4.04%, 5/17/2037(a) 1,500,000 1,436,668
25,193,845
Total Asset-Backed Securities
(cost $42,787,074)
41,329,533
Collateralized Mortgage Obligations 0 .5%
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 535,767 530,824
COLT Mortgage Loan Trust,
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 816,329 817,283
FHLMC REMIC, Series 4026,
Class WJ, 2.75%, 8/15/2041 311,485 292,670
GNMA REMIC, Series 2023-
19, Class WB, 5.69%,
11/20/2051(b) 799,654 788,695

38 - Statements of Investments - October 31, 2023 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 554,588 501,540
Total Collateralized Mortgage Obligations
(cost $3,002,931)
2,931,012
Commercial Mortgage-Backed Securities 1 .1%
GNMA REMIC
Series 2018-17, Class MA,
2.60%, 5/16/2052 2,407,371 2,001,453
Series 2019-131, Class AD,
2.50%, 8/16/2060 4,763,236 3,817,416
Total Commercial Mortgage-Backed
Securities
(cost $7,179,219) 5,818,869
Corporate Bonds 49 .5%
Aerospace & Defense 0 .3%
Boeing Co. (The) ,
5.81%, 5/1/2050 874,000 752,427
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 1,156,000 1,095,397
1,847,824
Automobiles 2 .3%
Ford Motor Co. ,
3.25%, 2/12/2032 7,550,000 5,698,354
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,523,406
5.60%, 10/15/2032 5,870,000 5,360,108
12,581,868
Banks 7 .4%
Banco Santander SA ,
5.59%, 8/8/2028 1,800,000 1,733,910
Bank of America Corp. ,
(SOFR + 1.99%), 6.20%,
11/10/2028(d) 6,375,000 6,332,001
Citigroup, Inc. ,
3.20%, 10/21/2026 2,000,000 1,843,727
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(d) 3,325,000 2,941,692
Citizens Bank NA ,
2.25%, 4/28/2025(e) 250,000 231,529
(SOFR + 1.45%), 6.06%,
10/24/2025(d) 910,000 870,207
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(d) 2,533,000 2,441,983
JPMorgan Chase & Co. ,
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(d)(f) 572,000 532,912
(SOFR + 0.49%), 0.77%,
8/9/2025(d) 3,000,000 2,865,786
(SOFR + 1.07%), 1.95%,
2/4/2032(d) 8,045,000 5,976,606
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
4.02%, 3/5/2028 5,715,000 5,279,873
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.09%), 4.76%,
1/26/2027(d) 3,000,000 2,887,253
(SOFR + 1.73%), 6.62%,
10/20/2027(d) 849,000 851,110
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d) 417,000 403,312
Toronto-Dominion Bank (The) ,
5.53%, 7/17/2026 2,025,000 2,004,044
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 462,000 464,724
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 241,000 219,238
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(d)(e) 498,000 458,692
Wells Fargo & Co. ,
(SOFR + 1.74%), 5.57%,
7/25/2029(d) 1,553,000 1,497,532
39,836,131
Beverages 0 .2%
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 1,625,000 1,290,304
Biotechnology 1 .9%
AbbVie, Inc. ,
4.05%, 11/21/2039 1,965,000 1,535,309
Amgen, Inc. ,
3.00%, 2/22/2029(e) 4,900,000 4,302,931
5.15%, 11/15/2041 3,875,000 3,274,490
5.38%, 5/15/2043 1,320,000 1,096,203
10,208,933
Broadline Retail 0 .2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 1,015,000 858,677
6.13%, 3/15/2032(a) 500,000 412,930
1,271,607
Building Products 1 .4%
Carrier Global Corp. ,
2.72%, 2/15/2030 4,000,000 3,258,204
Johnson Controls International
plc ,
1.75%, 9/15/2030 3,760,000 2,855,897
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a) 1,756,000 1,623,574
7,737,675
Capital Markets 3 .2%
Charles Schwab Corp. (The) ,
1.95%, 12/1/2031 5,830,000 4,149,118

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2023 - Statements of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.51%), 4.39%,
6/15/2027(d) 3,250,000 3,105,097
(SOFR + 1.09%), 1.99%,
1/27/2032(d) 4,040,000 2,963,776
Morgan Stanley ,
7.25%, 4/1/2032 5,600,000 5,975,893
Nasdaq, Inc. ,
5.35%, 6/28/2028 455,000 443,076
5.95%, 8/15/2053 119,000 106,168
UBS Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(d) 460,000 442,038
17,185,166
Chemicals 1 .3%
Braskem Netherlands Finance
BV ,
4.50%, 1/31/2030(a) 1,685,000 1,297,232
5.88%, 1/31/2050(a) 224,000 144,620
Celanese US Holdings LLC ,
6.17%, 7/15/2027 2,586,000 2,524,061
LG Chem Ltd. ,
2.38%, 7/7/2031(a) 3,750,000 2,864,230
6,830,143
Commercial Services & Supplies 0 .5%
ILFC E-Capital Trust I ,
(CME Term SOFR 3 Month
+ 1.81%, 14.50% Cap),
7.21%, 12/21/2065(a)(d) 3,800,000 2,796,098
Consumer Finance 1 .6%
Capital One Financial Corp. ,
(SOFR + 0.69%), 6.04%,
12/6/2024(d)(e) 4,295,000 4,244,938
Discover Financial Services ,
6.70%, 11/29/2032 517,000 478,953
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 1,000,000 824,454
Synchrony Financial ,
2.88%, 10/28/2031 4,775,000 3,235,786
8,784,131
Consumer Staples Distribution & Retail 0 .2%
US Foods, Inc. ,
7.25%, 1/15/2032(a) 849,000 833,410
Containers & Packaging 0 .6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a) 3,200,000 3,024,059
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 88,000 83,760
3,107,819
Diversified REITs 0 .8%
VICI Properties LP ,
3.50%, 2/15/2025(a) 1,190,000 1,134,989
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
Vornado Realty LP ,
2.15%, 6/1/2026 3,561,000 3,000,184
4,135,173
Diversified Telecommunication Services 2 .5%
AT&T, Inc. ,
3.55%, 9/15/2055 4,360,000 2,534,458
CCO Holdings LLC ,
4.50%, 5/1/2032(a) 1,500,000 1,148,245
Verizon Communications, Inc. ,
1.50%, 9/18/2030 12,970,000 9,697,685
13,380,388
Electric Utilities 4 .4%
Avangrid, Inc. ,
3.20%, 4/15/2025 2,800,000 2,679,735
CenterPoint Energy Houston
Electric LLC ,
5.30%, 4/1/2053 169,000 149,083
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 1,919,037
Duke Energy Carolinas LLC ,
3.95%, 11/15/2028 3,795,000 3,510,055
Electricite de France SA ,
5.70%, 5/23/2028(a) 253,000 247,583
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.41%),
9.13%, 3/15/2033(a)(d)(f) 543,000 557,319
6.90%, 5/23/2053(a)(e) 591,000 549,828
Enel Finance America LLC ,
2.88%, 7/12/2041(a) 3,969,000 2,271,356
Enel Finance International NV ,
5.00%, 6/15/2032(a) 3,200,000 2,811,894
Eversource Energy ,
Series R, 1.65%, 8/15/2030 3,200,000 2,395,559
5.13%, 5/15/2033 2,500,000 2,259,695
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 122,000 108,004
New England Power Co. ,
5.94%, 11/25/2052(a) 1,186,000 1,059,789
Sociedad de Transmision
Austral SA ,
4.00%, 1/27/2032(a) 3,750,000 3,082,628
23,601,565
Energy Equipment & Services 0 .3%
Baker Hughes Holdings LLC ,
3.14%, 11/7/2029 2,000,000 1,708,616
Entertainment 0 .4%
Netflix, Inc. ,
5.88%, 11/15/2028(e) 628,000 628,235
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025 1,442,000 1,393,692
2,021,927
Financial Services 0 .9%
EDP Finance BV ,
6.30%, 10/11/2027(a) 200,000 200,926
Fiserv, Inc. ,
5.60%, 3/2/2033 379,000 356,633

40 - Statements of Investments - October 31, 2023 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Global Payments, Inc. ,
5.40%, 8/15/2032 896,000 811,840
Jackson Financial, Inc. ,
3.13%, 11/23/2031 3,720,000 2,776,413
Synchrony Bank ,
5.40%, 8/22/2025 997,000 952,131
5,097,943
Food Products 0 .5%
Bimbo Bakeries USA, Inc. ,
6.40%, 1/15/2034(a) 1,233,000 1,233,752
J M Smucker Co. (The) ,
6.50%, 11/15/2053 331,000 312,091
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 1,385,000 1,372,311
2,918,154
Ground Transportation 0 .7%
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 590,000 429,893
Union Pacific Corp. ,
4.95%, 9/9/2052 4,000,000 3,371,856
3,801,749
Health Care Providers & Services 2 .5%
AdaptHealth LLC ,
5.13%, 3/1/2030(a)(e) 6,400,000 4,848,000
CVS Health Corp. ,
5.88%, 6/1/2053 281,000 245,737
Elevance Health, Inc. ,
5.10%, 1/15/2044 4,000,000 3,351,600
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 3,910,893
3.13%, 3/15/2027 384,000 346,514
Tenet Healthcare Corp. ,
4.88%, 1/1/2026 652,000 624,879
13,327,623
Health Care REITs 0 .4%
Healthpeak OP LLC ,
3.40%, 2/1/2025 178,000 171,995
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,093,818
2,265,813
Hotels, Restaurants & Leisure 1 .0%
Caesars Entertainment, Inc. ,
7.00%, 2/15/2030(a) 552,000 532,731
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 845,000 822,230
MGM China Holdings Ltd. ,
4.75%, 2/1/2027(a) 600,000 527,580
Sands China Ltd. ,
3.10%, 3/8/2029(c) 200,000 161,393
4.88%, 6/18/2030(c) 1,030,000 864,144
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a) 2,622,000 2,199,734
5.63%, 8/26/2028(a) 621,000 520,989
5,628,801
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0 .8%
AES Corp. (The) ,
2.45%, 1/15/2031 3,750,000 2,817,836
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033(e) 1,312,000 1,244,303
4,062,139
Industrial REITs 0 .2%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 1,110,000 804,295
Insurance 0 .6%
Prudential Financial, Inc. ,
5.70%, 12/14/2036 3,416,000 3,279,664
IT Services 0 .1%
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 400,000 348,620
Machinery 0 .3%
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 1,951,000 1,776,283
Media 0 .9%
Comcast Corp. ,
4.65%, 2/15/2033 5,500,000 4,977,201
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a) 45,000 42,494
5,019,695
Multi-Utilities 0 .4%
New York State Electric & Gas
Corp. ,
5.85%, 8/15/2033(a) 1,268,000 1,218,356
NiSource, Inc. ,
5.25%, 3/30/2028 158,000 153,400
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 575,000 561,154
1,932,910
Office REITs 0 .2%
Alexandria Real Estate
Equities, Inc. ,
4.75%, 4/15/2035 378,000 319,724
Boston Properties LP ,
3.80%, 2/1/2024 890,000 883,629
1,203,353
Oil, Gas & Consumable Fuels 5 .7%
Aker BP ASA ,
2.00%, 7/15/2026(a) 3,027,000 2,707,405
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(d)(f) 2,105,000 1,998,464
Cheniere Energy Partners LP ,
5.95%, 6/30/2033(a) 284,000 265,591
CITGO Petroleum Corp. ,
8.38%, 1/15/2029(a) 86,000 85,171

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2023 - Statements of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Columbia Pipelines Holding
Co. LLC ,
6.06%, 8/15/2026(a) 221,000 220,675
Columbia Pipelines Operating
Co. LLC ,
6.54%, 11/15/2053(a) 489,000 449,160
Crestwood Midstream
Partners LP ,
7.38%, 2/1/2031(a) 114,000 114,913
CVR Energy, Inc. ,
5.25%, 2/15/2025(a) 895,000 877,968
DT Midstream, Inc. ,
4.30%, 4/15/2032(a) 1,392,000 1,172,593
Ecopetrol SA ,
8.63%, 1/19/2029 711,000 709,080
Enbridge, Inc. ,
5.70%, 3/8/2033 929,000 868,646
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(f) 487,000 404,418
Enterprise Products Operating
LLC ,
4.80%, 2/1/2049 1,915,000 1,547,892
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 204,000 188,365
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a) 734,000 737,910
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 2,000,000 2,006,113
ONEOK Partners LP ,
6.85%, 10/15/2037 7,593,000 7,414,204
ONEOK, Inc. ,
5.80%, 11/1/2030 389,000 374,427
6.10%, 11/15/2032 2,032,000 1,958,129
6.63%, 9/1/2053(e) 1,731,000 1,617,706
Parkland Corp. ,
4.50%, 10/1/2029(a) 2,000,000 1,720,200
Western Midstream Operating
LP ,
6.35%, 1/15/2029 405,000 402,822
6.15%, 4/1/2033 166,000 157,000
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 3,500,000 2,728,912
30,727,764
Passenger Airlines 0 .1%
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 902,000 761,922
Pharmaceuticals 0 .2%
Pfizer Investment Enterprises
Pte. Ltd. ,
5.30%, 5/19/2053(e) 822,000 719,125
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029 285,000 248,662
967,787
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025 496,000 477,731
Semiconductors & Semiconductor Equipment 1 .1%
Intel Corp. ,
5.20%, 2/10/2033 190,000 179,373
5.70%, 2/10/2053 125,000 111,867
Micron Technology, Inc. ,
2.70%, 4/15/2032 3,750,000 2,784,156
NXP BV ,
3.40%, 5/1/2030 3,500,000 2,936,005
6,011,401
Software 1 .0%
Oracle Corp. ,
3.60%, 4/1/2050 1,150,000 704,686
5.55%, 2/6/2053 248,000 206,036
Salesforce, Inc. ,
2.70%, 7/15/2041 3,565,000 2,292,498
VMware, Inc. ,
2.20%, 8/15/2031 2,870,000 2,121,690
5,324,910
Specialized REITs 0 .7%
Equinix, Inc. ,
3.90%, 4/15/2032 3,000,000 2,496,661
Extra Space Storage LP ,
5.70%, 4/1/2028 405,000 394,665
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 1,155,000 1,118,907
4,010,233
Specialty Retail 0 .4%
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 3,395,000 2,062,116
Technology Hardware, Storage & Peripherals 0 .7%
Dell International LLC ,
3.45%, 12/15/2051 2,555,000 1,522,271
Lenovo Group Ltd. ,
6.54%, 7/27/2032(a) 2,328,000 2,254,748
3,777,019
Tobacco 0 .5%
BAT Capital Corp. ,
6.34%, 8/2/2030 623,000 604,630
7.08%, 8/2/2053 225,000 200,815
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 281,000 274,987
2.10%, 5/1/2030 1,825,000 1,432,364
2,512,796

42 - Statements of Investments - October 31, 2023 - Nationwide BNY Mellon Core Plus Bond ESG Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0 .0%
†
T-Mobile USA, Inc. ,
4.95%, 3/15/2028 258,000 248,252
Total Corporate Bonds
(cost $304,385,718)
267,507,751
Foreign Government Security 0 .1%
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 400,000 369,208
Total Foreign Government Security
(cost $383,058)
369,208
Mortgage-Backed Securities 26 .3%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 5 5
Pool# C91768
3.50%, 7/1/2034 1,827,283 1,683,228
Pool# G30692
3.50%, 8/1/2034 2,349,378 2,173,029
Pool# G30782
3.50%, 2/1/2035 643,164 591,248
Pool# C91859
3.50%, 12/1/2035 621,567 567,518
Pool# C91868
3.50%, 4/1/2036 1,556,332 1,419,100
Pool# Q10392
3.50%, 8/1/2042 988,090 868,970
Pool# G08541
3.50%, 8/1/2043 1,435,148 1,244,221
Pool# G08554
3.50%, 10/1/2043 818,655 707,705
Pool# G08588
4.00%, 5/1/2044 563,240 500,319
Pool# G08721
3.00%, 9/1/2046 2,042,548 1,691,459
Pool# G08726
3.00%, 10/1/2046 3,000,081 2,483,779
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 4,598,514 3,921,354
Pool# RB5076
2.00%, 8/1/2040 7,119,451 5,680,055
Pool# SD0040
3.00%, 7/1/2049 1,643,496 1,329,992
Pool# SD8036
3.00%, 1/1/2050 1,184,545 955,892
Pool# SD0612
2.50%, 11/1/2050 3,464,632 2,733,235
Pool# QC0345
2.00%, 3/1/2051 1,351,005 1,014,287
Pool# SD1607
2.50%, 3/1/2052 6,436,200 5,035,764
Pool# RA7557
4.50%, 6/1/2052 4,419,156 3,950,786
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD1716
5.00%, 9/1/2052 3,252,058 3,037,567
Pool# SD1686
5.50%, 9/1/2052 2,705,185 2,586,139
Pool# SD1853
5.50%, 11/1/2052 1,379,072 1,323,525
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 321,051 301,920
Pool# AL6591
3.00%, 9/1/2033 1,826,527 1,653,910
Pool# MA1608
3.50%, 10/1/2033 2,340,700 2,159,553
Pool# MA1982
3.50%, 8/1/2034 2,465,668 2,267,152
Pool# MA2610
3.00%, 5/1/2036 2,212,581 1,937,391
Pool# MA3697
3.00%, 7/1/2039 1,502,541 1,285,850
Pool# AE0311
3.50%, 8/1/2040 1,624,127 1,426,472
Pool# AB1845
4.00%, 11/1/2040 1,686,489 1,508,146
Pool# AJ9278
3.50%, 12/1/2041 1,803,608 1,583,769
Pool# AW8165
4.00%, 1/1/2042 1,340,002 1,198,268
Pool# AL2866
3.50%, 11/1/2042 1,394,840 1,221,356
Pool# AU2592
3.50%, 8/1/2043 1,267,109 1,106,296
Pool# AX4312
3.50%, 2/1/2045 720,632 622,061
Pool# AZ7353
3.50%, 11/1/2045 1,119,531 965,456
Pool# AS6408
3.50%, 1/1/2046 1,688,489 1,452,538
Pool# AS8583
3.50%, 1/1/2047 3,032,534 2,597,515
Pool# MA3088
4.00%, 8/1/2047 670,093 592,011
Pool# CA1191
3.50%, 11/1/2047 1,752,626 1,492,457
Pool# MA3305
3.50%, 3/1/2048 1,424,751 1,212,397
Pool# MA3744
3.00%, 8/1/2049 1,483,397 1,200,479
Pool# FS2253
3.50%, 4/1/2050 1,762,922 1,499,176
Pool# CA7972
3.00%, 9/1/2050 6,608,790 5,326,378
Pool# FM7398
2.50%, 6/1/2051 4,539,371 3,564,296
Pool# FM9134
3.00%, 6/1/2051 4,557,303 3,757,227
Pool# FP0012
3.00%, 8/1/2051 1,213,137 988,666
Pool# MA4439
3.00%, 10/1/2051 7,041,792 5,652,290
Pool# CB2371
2.50%, 12/1/2051 5,650,326 4,391,306

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2023 - Statements of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS2838
2.50%, 4/1/2052 1,125,209 881,068
Pool# FS3537
2.50%, 4/1/2052 1,047,283 822,338
Pool# CB3678
4.00%, 5/1/2052 2,996,020 2,589,315
Pool# FS1855
4.00%, 5/1/2052 2,627,412 2,290,748
Pool# MA4625
3.50%, 6/1/2052 3,034,057 2,530,270
Pool# CB3851
4.00%, 6/1/2052 1,903,423 1,672,459
Pool# MA4684
4.50%, 6/1/2052 5,617,702 5,021,342
Pool# FS2513
4.00%, 7/1/2052 5,761,687 4,999,909
Pool# FS2323
4.00%, 7/1/2052 2,096,133 1,817,619
Pool# FS2293
4.50%, 7/1/2052 5,752,426 5,170,384
Pool# FS2257
4.50%, 7/1/2052 1,509,902 1,363,224
Pool# CB4037
5.00%, 7/1/2052 2,858,074 2,642,312
Pool# BV7937
4.00%, 8/1/2052 2,985,628 2,581,685
Pool# FS2790
5.00%, 9/1/2052 4,230,791 3,922,040
Pool# FS3210
5.00%, 9/1/2052 1,913,658 1,768,069
Pool# FS3220
5.50%, 11/1/2052 2,692,642 2,557,892
GNMA Pool# BT6867 ,
3.00%, 5/20/2050 1,084,247
901,353
Total Mortgage-Backed Securities
(cost $163,331,855)
141,995,540
Municipal Bonds 0 .6%
Michigan 0 .2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 1,145,000 881,237
Virginia 0 .4%
City of Richmond VA Public
Utility Revenue, RB, Series
B, 2.50%, 1/15/2029 2,450,000 2,132,534
Total Municipal Bonds
(cost $3,709,182)
3,013,771
U.S. Treasury Obligations 12 .9%
U.S. Treasury Bonds
1.88%, 2/15/2041 26,913,200 16,588,413
1.75%, 8/15/2041 5,111,000 3,034,457
1.38%, 8/15/2050 422,800 192,473
2.00%, 8/15/2051 18,568,400 10,038,541
3.63%, 5/15/2053 650,400 507,007
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.88%, 5/31/2025 3,000,000 2,895,352
4.25%, 5/31/2025 12,851,100 12,666,365
4.00%, 2/29/2028 17,646,000 17,064,234
1.75%, 1/31/2029 675,000 577,705
4.13%, 8/31/2030 2,540,000 2,422,922
3.38%, 5/15/2033 4,215,300 3,727,247
Total U.S. Treasury Obligations
(cost $86,444,099)
69,714,716
Preferred Stocks 0 .6%
Shares
Consumer Finance 0 .4%
Capital One Financial Corp.,
4.80%, 6/1/2025(g) 128,250 2,017,373
Financial Services 0 .0%
†
FHLMC, + 0.00%,
7.88% Floor), 8.38%,
12/31/2027*(d)(g) 35,000 72,800
Mortgage Real Estate Investment Trusts (REITs) 0 .2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(d)(g) 50,000 945,000
Total Preferred Stocks
(cost $5,403,070)
3,035,173
Repurchase Agreement 0 .4%
Principal
Amount ($)
CF Secured, LLC
5.30%, dated
10/31/2023, due
11/1/2023, repurchase
price $2,192,339,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$2,236,185. (h)(i) 2,192,016 2,192,016
Total Repurchase Agreement
(cost $2,192,016)
2,192,016
Total Investments
(cost $618,756,255) — 99.6%
537,907,589
Other assets in excess of
liabilities — 0.4% 2,157,705
NET ASSETS — 100.0%
$ 540,065,294

44 - Statements of Investments - October 31, 2023 - Nationwide BNY Mellon Core Plus Bond ESG Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $87,386,883 which represents 16.18% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2023.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2023.
(e) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $2,613,380, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,192,016 and by $498,389 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 11/15/2023 – 8/15/2053, a total value of $2,690,405.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2023. The maturity date reflects the next call date.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of October 31, 2023.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $2,192,016.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

Nationwide BNY Mellon Core Plus Bond ESG Fund - October 31, 2023 - Statements of Investments - 45
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 153 12/2023 USD 30,970,547 (94,323)
U.S. Treasury 5 Year Note 293 12/2023 USD 30,611,633 (462,048)
U.S. Treasury Ultra Bond 130 12/2023 USD 14,633,125 (1,987,815)
Total long contracts (2,544,186)
Short Contracts
U.S. Treasury 10 Year Note (309) 12/2023 USD (32,807,109) 1,002,751
U.S. Treasury 10 Year Ultra Note (87) 12/2023 USD (9,468,047) 395,161
Total short contracts 1,397,912
Net contracts (1,146,274)
As of October 31, 2023, the Fund had $784,135 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

46 - Statements of Investments - October 31, 2023 - Nationwide Bond Fund
+
Asset-Backed Securities 6 .9%
Principal
Amount ($) Value ($)
Airlines 0 .6%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 757,964 658,730
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 1,099,872 1,082,868
1,741,598
Home Equity 0 .1%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.68%, 1/25/2036(b) 225,593 219,740
Other 6 .2%
Apidos CLO XXII, Series
2015-22A, Class A1R,
6.74%, 4/20/2031(a)(b) 975,450 971,763
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
6.83%, 1/20/2035(a)(b) 750,000 744,096
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.80%, 10/25/2034(a)(b) 500,000 495,835
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
6.80%, 4/20/2035(a)(b) 1,000,000 989,936
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 6.85%, 7/20/2034(a)(b) 1,000,000 988,053
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
6.81%, 10/17/2034(a)(b) 500,000 492,418
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,122,073 1,130,488
Dryden 86 CLO Ltd., Series
2020-86A, Class BR,
7.36%, 7/17/2034(a)(b) 850,000 829,900
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 111,951 109,346
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 740,606 649,445
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 895,597 751,460
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 561,303 474,036
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 86,661 77,413
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 93,390 83,088
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 404,470 360,756
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 372,013 337,792
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Invesco CLO Ltd.
Series 2021-1A, Class A1,
6.66%, 4/15/2034(a)(b) 400,000 394,187
Series 2021-2A, Class A,
6.78%, 7/15/2034(a)(b) 1,000,000 991,344
LCM 37 Ltd., Series
37A, Class A1, 6.87%,
4/15/2034(a)(b) 500,000 493,598
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
6.81%, 1/20/2035(a)(b) 1,000,000 992,040
Magnetite XXXII Ltd., Series
2022-32A, Class A, 6.74%,
4/15/2035(a)(b) 500,000 495,419
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
6.65%, 1/20/2032(a)(b) 500,000 497,019
Reese Park CLO Ltd., Series
2020-1A, Class AR, 6.79%,
10/15/2034(a)(b) 400,000 396,990
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 818,509 724,626
RR 1 LLC, Series 2017-
1A, Class A1AB, 6.81%,
7/15/2035(a)(b) 1,000,000 993,099
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
6.76%, 7/15/2034(a)(b) 1,000,000 991,544
16,455,691
Total Asset-Backed Securities
(cost $19,327,124)
18,417,029
Collateralized Mortgage Obligations 1 .9%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 178,974 89,425
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 4.82%,
10/25/2034(c) 2,566 2,435
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 290,841 268,099
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 2,487,200 2,137,865
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 37,456 19,980
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 136,566 122,524

Nationwide Bond Fund - October 31, 2023 - Statements of Investments - 47
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 128,083 121,598
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 119,458 75,980
New Residential Mortgage
Loan Trust, Series 2019-
1A, Class A1, 3.88%,
9/25/2057(a)(b) 1 1
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 526,193
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 500,438
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 325,482
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 25,151 22,153
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 375,083 327,284
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 281,729 248,696
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 171,972 161,018
Total Collateralized Mortgage Obligations
(cost $6,074,196)
4,949,171
Commercial Mortgage-Backed Securities 2 .9%
AREIT Trust, Series 2022-
CRE6, Class A, 6.57%,
1/20/2037(a)(b) 536,445 529,278
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 623,667
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,130,836
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 1,300,000 1,141,889
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 346,543
Total Commercial Mortgage-Backed
Securities
(cost $9,483,054) 7,772,213
Corporate Bonds 30 .0%
Aerospace & Defense 1 .3%
Boeing Co. (The) ,
2.95%, 2/1/2030 1,225,000 1,011,625
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
3.25%, 2/1/2035 500,000 369,690
5.81%, 5/1/2050 100,000 86,090
L3Harris Technologies, Inc. ,
5.60%, 7/31/2053 45,000 39,765
Lockheed Martin Corp. ,
4.07%, 12/15/2042 150,000 116,229
RTX Corp. ,
4.13%, 11/16/2028 1,900,000 1,744,717
5.15%, 2/27/2033 150,000 138,386
3,506,502
Automobile Components 0 .2%
Icahn Enterprises LP ,
4.75%, 9/15/2024 500,000 479,548
Automobiles 0 .3%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 385,000 331,607
1.80%, 1/10/2028(a) 140,000 116,387
6.38%, 4/8/2030(a) 460,000 452,823
900,817
Banks 4 .0%
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 990,000 875,532
(SOFR + 1.84%), 5.87%,
9/15/2034(d)(e) 400,000 376,669
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 1,350,000 975,129
BPCE SA ,
4.63%, 7/11/2024(a) 500,000 491,040
4.50%, 3/15/2025(a) 100,000 96,467
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d) 850,000 615,202
Citigroup, Inc. ,
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 450,000 365,319
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(e) 1,350,000 895,768
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 1,000,000 782,689
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 916,164
JPMorgan Chase & Co. ,
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 375,000 336,836
(SOFR + 2.58%), 5.72%,
9/14/2033(d) 425,000 397,992
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d) 650,000 388,416

48 - Statements of Investments - October 31, 2023 - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d)(e) 490,000 431,172
Truist Financial Corp. ,
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 750,000 643,516
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(d) 450,000 453,366
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.09%), 2.41%,
10/30/2025(d) 170,000 163,119
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 750,000 590,525
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 1,250,000 899,122
10,694,043
Beverages 0 .6%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 1,000,000 832,777
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 132,504
5.30%, 5/15/2048(a) 460,000 373,586
PepsiCo, Inc. ,
3.90%, 7/18/2032 175,000 155,101
1,493,968
Biotechnology 0 .9%
Amgen, Inc. ,
4.05%, 8/18/2029(e) 325,000 297,269
5.65%, 3/2/2053(e) 775,000 681,623
CSL Finance plc ,
4.25%, 4/27/2032(a) 1,600,000 1,421,094
4.75%, 4/27/2052(a) 100,000 80,045
2,480,031
Broadline Retail 0 .3%
Amazon.com, Inc. ,
4.70%, 12/1/2032(e) 825,000 773,657
Capital Markets 2 .4%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030 600,000 530,319
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 821,361
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.73%), 1.76%,
1/24/2025(d) 150,000 148,159
3.50%, 4/1/2025 100,000 96,243
(SOFR + 0.82%), 1.54%,
9/10/2027(d) 150,000 130,505
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 600,000 520,358
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 1,555,000 1,517,256
S&P Global, Inc. ,
2.90%, 3/1/2032 1,000,000 802,361
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d) 2,000,000 1,878,929
6,445,491
Chemicals 0 .2%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 580,392
Commercial Services & Supplies 0 .2%
Stericycle, Inc. ,
5.38%, 7/15/2024(a) 450,000 444,290
Consumer Finance 0 .2%
American Express Co. ,
(SOFR + 1.00%), 4.99%,
5/1/2026(d) 175,000 171,643
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 450,000 424,939
596,582
Consumer Staples Distribution & Retail 0 .6%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 553,748 563,851
Walmart, Inc. ,
4.15%, 9/9/2032(e) 1,000,000 911,455
4.50%, 4/15/2053 200,000 162,393
1,637,699
Containers & Packaging 0 .2%
Berry Global, Inc. ,
5.50%, 4/15/2028(a)(e) 515,000 492,839
Diversified REITs 0 .4%
VICI Properties LP ,
4.63%, 6/15/2025(a) 250,000 240,120
WP Carey, Inc. ,
2.45%, 2/1/2032 1,250,000 919,253
1,159,373
Diversified Telecommunication Services 0 .5%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 124,880
3.65%, 6/1/2051 870,000 535,463
Verizon Communications, Inc. ,
2.55%, 3/21/2031 974,000 760,950
1,421,293
Electric Utilities 6 .4%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 1,867,399
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 750,000 743,838
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 225,000 196,406
Series Z, 3.70%, 5/1/2050 390,000 246,020

Nationwide Bond Fund - October 31, 2023 - Statements of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
DTE Electric Co. ,
5.20%, 4/1/2033 825,000 777,231
Duke Energy Corp. ,
5.00%, 8/15/2052 200,000 155,276
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 865,000 812,798
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,475,534
Evergy, Inc. ,
2.90%, 9/15/2029 1,020,000 856,572
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,368,408
Georgia Power Co. ,
4.70%, 5/15/2032 1,250,000 1,131,678
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,163,438
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a) 170,000 130,369
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 825,000 786,308
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 918,523
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 260,000 259,851
NextEra Energy Operating
Partners LP ,
4.25%, 7/15/2024(a)(e) 390,000 382,499
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 145,000 107,491
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 95,000 84,014
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 399,421
Southern Co. (The) ,
4.40%, 7/1/2046 200,000 147,527
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 200,000 190,275
4.30%, 7/15/2029(a) 1,000,000 870,149
17,071,025
Entertainment 0 .4%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 800,000 649,362
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(e) 500,000 414,558
1,063,920
Financial Services 0 .1%
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 238,356
Food Products 0 .7%
Cargill, Inc. ,
5.13%, 10/11/2032(a) 1,000,000 945,826
4.38%, 4/22/2052(a) 200,000 153,381
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
J M Smucker Co. (The) ,
6.50%, 11/15/2043 750,000 711,778
1,810,985
Ground Transportation 1 .1%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,430,251
Burlington Northern Santa Fe
LLC ,
4.15%, 4/1/2045 875,000 653,927
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a) 550,000 475,283
Norfolk Southern Corp. ,
4.55%, 6/1/2053 350,000 263,795
2,823,256
Health Care Equipment & Supplies 0 .6%
Baxter International, Inc. ,
3.13%, 12/1/2051 600,000 329,709
GE HealthCare Technologies,
Inc. ,
5.60%, 11/15/2025 175,000 174,041
5.86%, 3/15/2030 1,000,000 976,775
1,480,525
Health Care Providers & Services 0 .3%
HCA, Inc. ,
5.25%, 4/15/2025 250,000 246,484
UnitedHealth Group, Inc. ,
5.88%, 2/15/2053 575,000 543,778
790,262
Health Care REITs 0 .1%
Welltower OP LLC ,
4.00%, 6/1/2025 175,000 169,150
Household Durables 0 .2%
Newell Brands, Inc. ,
4.88%, 6/1/2025(e) 450,000 431,808
Independent Power and Renewable Electricity Producers
0 .2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 280,000 277,988
Calpine Corp. ,
5.25%, 6/1/2026(a) 200,000 191,420
469,408
Industrial Conglomerates 0 .1%
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 289,249
Insurance 0 .4%
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 575,000 517,729
New York Life Global Funding ,
4.55%, 1/28/2033(a) 750,000 670,085
1,187,814
IT Services 0 .3%
International Business
Machines Corp. ,
4.40%, 7/27/2032 850,000 762,481

50 - Statements of Investments - October 31, 2023 - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0 .1%
Daimler Truck Finance North
America LLC ,
3.50%, 4/7/2025(a) 250,000 241,480
Media 0 .4%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 400,000 303,491
Comcast Corp. ,
2.94%, 11/1/2056 1,208,000 639,997
943,488
Multi-Utilities 0 .3%
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 559,057
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 275,000 263,951
823,008
Oil, Gas & Consumable Fuels 2 .1%
Antero Midstream Partners LP ,
7.88%, 5/15/2026(a) 150,000 151,058
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 500,000 287,476
Chesapeake Energy Corp. ,
5.50%, 2/1/2026(a) 150,000 145,617
Continental Resources, Inc. ,
4.38%, 1/15/2028(e) 215,000 198,087
5.75%, 1/15/2031(a) 350,000 324,585
2.88%, 4/1/2032(a) 161,000 118,961
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 975,328
6.50%, 2/1/2042 350,000 323,546
Exxon Mobil Corp. ,
3.45%, 4/15/2051 575,000 377,833
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 650,000 508,397
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 200,000 199,306
6.60%, 3/15/2046 405,000 389,977
Targa Resources Partners LP ,
4.88%, 2/1/2031 505,000 445,174
Valero Energy Partners LP ,
4.50%, 3/15/2028 80,000 75,308
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,025,891
5,546,544
Passenger Airlines 0 .1%
Air Canada ,
3.88%, 8/15/2026(a) 200,000 181,972
Pharmaceuticals 0 .5%
Merck & Co., Inc. ,
6.55%, 9/15/2037 665,000 694,437
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033 825,000 758,177
1,452,614
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs 0 .8%
American Homes 4 Rent LP ,
3.63%, 4/15/2032 500,000 403,793
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 1,235,000 875,038
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 928,344
2,207,175
Retail REITs 0 .2%
Kite Realty Group Trust ,
4.75%, 9/15/2030 549,000 476,710
Semiconductors & Semiconductor Equipment 0 .3%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 400,000 311,009
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 660,000 612,264
923,273
Software 0 .2%
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 123,462
Oracle Corp. ,
3.60%, 4/1/2040 700,000 480,656
604,118
Specialized REITs 0 .1%
American Tower Corp. ,
2.95%, 1/15/2025 250,000 240,678
Specialty Retail 0 .3%
AutoZone, Inc. ,
4.75%, 8/1/2032 1,000,000 887,965
Technology Hardware, Storage & Peripherals 0 .6%
Apple, Inc. ,
3.35%, 8/8/2032 1,650,000 1,416,677
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 250,000 249,549
1,666,226
Tobacco 0 .6%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 857,526
6.42%, 8/2/2033 150,000 141,349
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 165,000 161,469
5.75%, 11/17/2032 200,000 191,080
5.38%, 2/15/2033 250,000 230,974
4.25%, 11/10/2044(e) 150,000 108,182
1,690,580
Wireless Telecommunication Services 0 .2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 810,000 475,998
Total Corporate Bonds
(cost $92,881,179)
80,056,593

Nationwide Bond Fund - October 31, 2023 - Statements of Investments - 51
Mortgage-Backed Securities 27 .4%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB0861
2.50%, 2/1/2037 2,177,142 1,901,685
Pool# SB8203
3.50%, 1/1/2038 1,425,005 1,301,228
Pool# SB8260
5.00%, 10/1/2038 2,999,702 2,893,785
Pool# SD8178
2.50%, 11/1/2051 4,983,428 3,832,557
Pool# QE0799
2.50%, 4/1/2052 8,243,693 6,334,591
Pool# SD2254
3.50%, 7/1/2052 966,887 809,224
Pool# SD8255
3.50%, 10/1/2052 953,417 794,481
Pool# SD8288
5.00%, 1/1/2053 3,854,067 3,555,855
Pool# SD8302
6.50%, 2/1/2053 439,557 437,100
Pool# SD8309
6.00%, 3/1/2053 472,324 461,929
Pool# SD2921
4.50%, 5/1/2053 512,208 457,708
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,144,850 1,020,660
Pool# FM1776
3.00%, 10/1/2034 355,487 321,481
Pool# FS1360
3.00%, 4/1/2037 1,190,742 1,064,788
Pool# BC0180
4.00%, 1/1/2046 662,489 586,055
Pool# BC9003
3.00%, 11/1/2046 99,586 82,325
Pool# AS8483
3.00%, 12/1/2046 77,762 64,259
Pool# MA2863
3.00%, 1/1/2047 426,803 352,716
Pool# BM2003
4.00%, 10/1/2047 414,065 366,163
Pool# CA2208
4.50%, 8/1/2048 1,343,388 1,217,170
Pool# CA2469
4.00%, 10/1/2048 98,414 86,569
Pool# BN0906
4.00%, 11/1/2048 980,679 862,268
Pool# CA3866
3.50%, 7/1/2049 1,789,459 1,514,298
Pool# BP5783
3.00%, 5/1/2050 4,881,310 3,944,733
Pool# MA4210
2.50%, 12/1/2050 928,903 718,668
Pool# FS2041
2.00%, 8/1/2051 7,415,078 5,470,553
Pool# MA4491
1.50%, 12/1/2051 1,384,587 963,653
Pool# FS2122
3.00%, 3/1/2052 1,360,089 1,091,874
Pool# MA4577
2.00%, 4/1/2052 9,781,379 7,187,334
Pool# BU8944
3.00%, 4/1/2052 4,656,801 3,732,244
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4732
4.00%, 9/1/2052 7,080,183 6,120,934
Pool# MA4733
4.50%, 9/1/2052 1,860,723 1,663,063
Pool# MA4782
3.50%, 10/1/2052 4,786,239 3,989,544
Pool# MA4805
4.50%, 11/1/2052 1,511,096 1,350,723
Pool# MA4980
6.00%, 4/1/2053 697,087 680,431
Pool# DA1019
6.50%, 9/1/2053 247,276 246,341
GNMA II Pool
Pool# MA8099
3.50%, 6/20/2052 1,700,000 1,449,678
Pool# MA8429
5.50%, 11/20/2052 746,330 714,829
Pool# MA8647
5.00%, 2/20/2053 486,240 453,150
Pool# MA8726
5.50%, 3/20/2053 2,387,525 2,285,062
Pool# MA8727
6.00%, 3/20/2053 680,275 666,952
Total Mortgage-Backed Securities
(cost $85,982,361)
73,048,661
Municipal Bonds 0 .4%
California 0 .2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 536,425
District of Columbia 0 .2%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 7.46%, 10/1/2046 600,000 669,661
Total Municipal Bonds
(cost $1,310,861)
1,206,086
Purchased Options 0 .0%
†
Number of
Contracts
Call Options 0 .0%
†
Future Interest Rate Options 0 .0%
†
3 Month SOFR 12/15/2023 at
USD 94.69, American Style,
Notional Amount: USD
125,000,000 Exchange
Traded* 500 31,250

52 - Statements of Investments - October 31, 2023 - Nationwide Bond Fund
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
U.S. Treasury 30 Year Bond
11/24/2023 at USD 123.00,
American Style, Notional
Amount: USD 1,000,000
Exchange Traded* 10 156
0
31,406
Total Purchased Options
(cost $52,528) 31,406
U.S. Treasury Obligations 27 .6%
Principal
Amount ($)
U.S. Treasury Bonds
2.00%, 11/15/2041 16,000,000 9,903,750
2.38%, 2/15/2042 6,000,000 3,961,875
3.25%, 5/15/2042 3,500,000 2,665,332
3.88%, 2/15/2043 1,000,000 831,406
2.25%, 8/15/2046 2,100,000 1,258,113
2.25%, 2/15/2052 9,500,000 5,468,067
2.88%, 5/15/2052 1,750,000 1,167,783
U.S. Treasury Notes
0.25%, 3/15/2024 900,000 882,949
4.25%, 9/30/2024 (e) 3,000,000 2,967,656
4.50%, 11/30/2024 1,000,000 990,117
1.00%, 12/15/2024 5,000,000 4,762,891
4.25%, 12/31/2024 3,300,000 3,257,848
4.13%, 1/31/2025 (e) 3,000,000 2,956,641
2.88%, 6/15/2025 1,000,000 964,258
3.00%, 7/15/2025 6,000,000 5,789,531
2.63%, 1/31/2026 (f) 4,000,000 3,798,281
4.00%, 2/15/2026 3,000,000 2,934,844
2.25%, 2/15/2027 1,000,000 920,820
0.50%, 4/30/2027 2,000,000 1,720,703
2.38%, 5/15/2027 2,000,000 1,837,813
3.25%, 6/30/2027 2,000,000 1,891,797
4.13%, 9/30/2027 1,000,000 973,320
3.88%, 12/31/2027 900,000 866,742
3.50%, 1/31/2028 2,100,000 1,991,145
1.25%, 3/31/2028 1,000,000 857,539
3.63%, 5/31/2028 700,000 665,684
2.75%, 5/31/2029 2,000,000 1,790,703
3.25%, 6/30/2029 1,000,000 918,086
3.50%, 1/31/2030 2,100,000 1,939,793
3.75%, 5/31/2030 2,000,000 1,868,594
2.75%, 8/15/2032 1,000,000 845,937
Total U.S. Treasury Obligations
(cost $83,513,126)
73,650,018
Repurchase Agreement 0 .7%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.30%, dated
10/31/2023, due
11/1/2023, repurchase
price $1,830,010,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$1,866,610. (g)(h) 1,829,740 1,829,740
Total Repurchase Agreement
(cost $1,829,740)
1,829,740
Total Investments
(cost $300,454,169) — 97.8%
260,960,917
Other assets in excess of
liabilities — 2.2% 6,003,690
NET ASSETS — 100.0%
$ 266,964,607
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $54,380,406 which represents 20.37% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2023.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2023.
(e) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $11,144,196, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,829,740 and by $9,643,289 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 7.63%, and maturity dates
ranging from 11/15/2023 – 8/15/2053, a total value of
$11,473,029.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $1,829,740.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Bond Fund - October 31, 2023 - Statements of Investments - 53
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
41-V1 1.00 Quarterly 12/20/2028 0.79 USD 18,000,000 (253,888) 64,592 (189,296)
(253,888) 64,592 (189,296)
As of October 31, 2023, the Fund had $244,845 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

54 - Statements of Investments - October 31, 2023 - Nationwide Bond Fund
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 92 12/2023 USD 18,622,813 (98,877)
U.S. Treasury 5 Year Note 76 12/2023 USD 7,940,219 (148,026)
U.S. Treasury 10 Year Note 117 12/2023 USD 12,422,109 (378,031)
U.S. Treasury Ultra Bond 8 12/2023 USD 900,500 (115,269)
Total long contracts (740,203)
Short Contracts
U.S. Treasury Long Bond (64) 12/2023 USD (7,004,000) 686,764
Total short contracts 686,764
Net contracts (53,439)
Currency:
USD United States Dollar
Written Call Options Contracts as of October 31, 2023 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month SOFR Exchange Traded 500 USD 125,000,000 USD 94.94 12/15/2023 (25,000)
U.S. Treasury 30 Year Bond Exchange Traded 10 USD 1,000,000 USD 128.00 11/24/2023 (10)
Total written call options contracts (25,010)
Written Put Options Contracts as of October 31, 2023 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 10 USD 1,000,000 USD 110.00 11/24/2023 (21,875)
Total written put options contracts (21,875)
Total Written Options Contracts (Premiums Received ($39,973)) (46,885)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Government Money Market Fund - October 31, 2023 - Statements of Investments - 55
U.S. Government Agency Securities 20 .8%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.05%), 5.36%,
4/25/2024(a) 3,000,000 3,000,000
(SOFR + 0.05%), 5.36%,
5/24/2024(a) 2,000,000 2,000,000
(SOFR + 0.10%), 5.41%,
7/18/2024(a) 4,000,000 4,000,000
(SOFR + 0.08%), 5.39%,
7/22/2024(a) 3,000,000 2,999,728
5.50%, 9/20/2024 3,000,000 2,859,330
(SOFR + 0.13%), 5.44%,
3/20/2025(a) 2,000,000 2,000,000
FHLB
(SOFR + 0.03%), 5.34%,
11/1/2023(a) 8,000,000 8,000,000
(SOFR + 0.02%), 5.33%,
11/7/2023(a) 4,000,000 4,000,000
(SOFR + 0.02%), 5.33%,
11/9/2023(a) 6,000,000 6,000,000
(SOFR + 0.04%), 5.35%,
11/16/2023(a) 5,000,000 5,000,000
(SOFR + 0.02%), 5.33%,
11/21/2023(a) 8,000,000 8,000,000
(SOFR + 0.08%), 5.39%,
11/29/2023(a) 5,000,000 5,000,000
(SOFR + 0.03%), 5.34%,
12/11/2023(a) 5,000,000 5,000,000
(SOFR + 0.03%), 5.34%,
12/22/2023(a) 8,000,000 8,000,000
(SOFR + 0.04%), 5.35%,
2/1/2024(a) 6,000,000 6,000,000
5.02%, 2/9/2024 3,000,000 2,960,166
(SOFR + 0.05%), 5.36%,
2/22/2024(a) 3,000,000 3,000,000
(SOFR + 0.05%), 5.36%,
4/4/2024(a) 4,000,000 4,000,000
(SOFR + 0.06%), 5.37%,
5/6/2024(a) 3,000,000 3,000,000
(SOFR + 0.07%), 5.38%,
5/24/2024(a) 2,000,000 2,000,000
(SOFR + 0.07%), 5.38%,
7/5/2024(a) 4,000,000 4,000,000
(SOFR + 0.07%), 5.38%,
7/18/2024(a) 3,000,000 3,000,000
(SOFR + 0.07%), 5.38%,
7/19/2024(a) 4,000,000 4,000,000
(SOFR + 0.11%), 5.42%,
12/26/2024(a) 3,000,000 3,000,000
(SOFR + 0.14%), 5.45%,
4/21/2025(a) 4,000,000 4,000,000
(SOFR + 0.14%), 5.45%,
6/17/2025(a) 3,000,000 3,000,000
(SOFR + 0.16%), 5.47%,
10/10/2025(a) 2,000,000 2,000,000
(SOFR + 0.16%), 5.47%,
10/20/2025(a) 4,000,000 4,000,000
(SOFR + 0.16%), 1.00%,
11/3/2025(a) 2,000,000 2,000,000
Total U.S. Government Agency Securities
(cost $115,819,224)
115,819,224
U.S. Treasury Obligations 41 .2%
Principal
Amount ($) Value ($)
U.S. Treasury Bills
5.32%, 11/2/2023 14,000,000 13,997,945
5.33%, 11/7/2023 11,000,000 10,990,302
5.34%, 11/9/2023 16,000,000 15,981,191
5.35%, 11/14/2023 5,000,000 4,990,385
5.37%, 11/16/2023 3,000,000 2,993,381
5.33%, 11/21/2023 8,000,000 7,976,422
5.39%, 11/24/2023 5,000,000 4,982,878
5.32%, 11/28/2023 23,000,000 22,908,661
5.36%, 11/30/2023 11,000,000 10,952,815
5.35%, 12/7/2023 14,000,000 13,926,050
5.39%, 12/12/2023 5,000,000 4,969,563
5.29%, 12/14/2023 19,000,000 18,883,009
5.37%, 12/19/2023 12,000,000 11,914,800
5.41%, 1/11/2024 7,000,000 6,926,693
5.41%, 1/18/2024 8,000,000 7,908,025
5.45%, 2/13/2024 3,000,000 2,953,590
5.44%, 2/15/2024 3,000,000 2,953,272
5.43%, 2/27/2024 5,000,000 4,912,565
5.50%, 2/29/2024 4,000,000 3,928,667
5.49%, 4/4/2024 3,000,000 2,931,025
5.47%, 4/11/2024 3,000,000 2,928,180
5.48%, 4/18/2024 4,000,000 3,899,821
5.47%, 4/25/2024 9,000,000 8,765,700
0.00%, 5/2/2024 2,000,000 1,946,209
5.19%, 6/13/2024 3,000,000 2,907,563
5.47%, 10/3/2024 6,000,000 5,708,776
U.S. Treasury Notes
(US Treasury 3 Month Bill
Money Market Yield - 0.08%),
5.31%, 4/30/2024(a) 6,000,000 5,997,736
(US Treasury 3 Month
Bill Money Market Yield +
0.04%), 5.42%, 7/31/2024(a) 10,000,000 9,997,536
(US Treasury 3 Month
Bill Money Market Yield +
0.13%), 5.51%, 7/31/2025(a) 4,000,000 3,997,174
(US Treasury 3 Month
Bill Money Market
Yield + 0.17%), 5.55%,
10/31/2025(a) 5,000,000 5,000,000
Total U.S. Treasury Obligations
(cost $229,129,652) 229,129,934
Repurchase Agreements 41 .0%
Banco Santander SA, 5.31%,
dated 10/31/2023, due
11/1/2023, repurchase
price $28,004,130,
collateralized by U.S.
Government Agency
Securities, ranging from
2.98% - 6.50%, maturing
7/1/2033 - 10/1/2053; total
market value $28,560,043.
(b) 28,000,000 28,000,000

56 - Statements of Investments - October 31, 2023 - Nationwide Government Money Market Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
5.30%, dated 10/31/2023,
due 11/1/2023, repurchase
price $60,008,833,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 6.72%, maturing
8/1/2040 - 10/20/2062;
total market value
$61,759,262.(b) 60,000,000 60,000,000
MUFG Securities Ltd.,
5.29%, dated 10/31/2023,
due 11/1/2023, repurchase
price $10,001,469,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.38%, maturing
4/15/2024 - 2/15/2053;
total market value
$10,200,026.(b) 10,000,000 10,000,000
Nomura Securities Co. Ltd.,
5.29%, dated 10/31/2023,
due 11/1/2023, repurchase
price $10,001,469,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
10/1/2047 - 4/20/2050;
total market value
$10,210,199.(b) 10,000,000 10,000,000
RBC Dominion Securities
Inc., 5.29%, dated
10/31/2023, due 11/1/2023,
repurchase price
$40,005,878, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00% -
5.38%, maturing 12/7/2023
- 2/15/2053; total market
value $40,800,022.(b) 40,000,000 40,000,000
RBC Dominion Securities
Inc., 5.30%, dated
10/31/2023, due 11/1/2023,
repurchase price
$25,003,681, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 6.50%, maturing
11/7/2023 - 7/20/2053; total
market value $26,335,382.
(b) 25,000,000 25,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Royal Bank of Canada,
5.30%, dated 10/31/2023,
due 11/1/2023, repurchase
price $55,008,097,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
5.50%, maturing 3/15/2024
- 9/25/2052; total market
value $57,522,152.(b) 55,000,000 55,000,000
Total Repurchase Agreements
(cost $228,000,000) 228,000,000
Total Investments
(cost $572,948,876) — 103.0% 572,949,158
Liabilities in excess of other assets — (3.0)% (16,795,921)
NET ASSETS — 100.0%
$556,153,237
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2023.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

Nationwide Inflation-Protected Securities Fund - October 31, 2023 - Statements of Investments - 57
Asset-Backed Securities 2 .3%
Principal
Amount ($) Value ($)
Automobiles 0 .8%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 499,000 498,220
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 994,896 992,817
1,491,037
Equipment Loans & Leases 0 .6%
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 498,407
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 500,000 498,604
997,011
Other 0 .9%
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 395,284 333,828
Reach ABS Trust, Series
2023-1A, Class A, 7.05%,
2/18/2031(a) 149,851 150,059
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,166,305
1,650,192
Total Asset-Backed Securities
(cost $4,328,482)
4,138,240
Collateralized Mortgage Obligations 0 .8%
FHLMC REMIC
Series 1684, Class I, 6.50%,
3/15/2024 2,364 2,360
Series 2296, Class H,
6.50%, 3/15/2031 11 10
FNMA REMIC
Series 1993-226, Class PK,
6.00%, 12/25/2023 422 420
Series 2013-59, Class MX,
2.50%, 9/25/2042 794,038 712,245
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 840,684 719,824
Total Collateralized Mortgage Obligations
(cost $1,646,842)
1,434,859
Commercial Mortgage-Backed Security 0 .0%
†
Principal
Amount ($) Value ($)
FNMA REMIC, Series 1998-
73, Class MZ, 6.30%,
10/17/2038 60,539 55,593
Total Commercial Mortgage-Backed Security
(cost $60,755) 55,593
Mortgage-Backed Securities 5 .0%
FHLMC UMBS Pool
Pool# SD8214
3.50%, 5/1/2052 2,292,570 1,910,133
Pool# SD8350
6.00%, 8/1/2053 1,700,891 1,657,584
Pool# SD8378
7.00%, 11/1/2053 1,000,000 1,011,223
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,285,239 1,279,690
Pool# 773298
4.63%, 4/1/2035(b) 222,172 217,685
Pool# 745769
4.80%, 7/1/2036(b) 77,947 76,884
GNMA Pool# MA8801 ,
5.50%, 4/20/2053 1,716,409
1,642,232
GNMA TBA
6.50%, 11/15/2053 1,500,000
1,496,536
Total Mortgage-Backed Securities
(cost $9,285,699)
9,291,967
U.S. Government Agency Securities 3 .7%
FFCB, 3.25%, 7/28/2032 5,000,000 4,275,290
FHLB, 5.37%, 9/9/2024 2,615,000 2,612,083
Total U.S. Government Agency Securities
(cost $8,765,092)
6,887,373
U.S. Treasury Obligations 87 .4%
U.S. Treasury Inflation Linked
Bonds
2.38%, 1/15/2025 (c) 2,750,000 4,422,479
1.75%, 1/15/2028 (c) 4,800,000 6,799,098
3.63%, 4/15/2028 (c) 5,000,000 9,904,867
2.50%, 1/15/2029 (c) 2,500,000 3,570,362
3.88%, 4/15/2029 (c) 3,300,000 6,572,693
0.63%, 2/15/2043 (c) 10,850,000 10,018,488
1.38%, 2/15/2044 (c) 7,500,000 7,871,318
0.75%, 2/15/2045 (c) 3,000,000 2,695,202
1.00%, 2/15/2046 (c) 2,125,000 1,984,679
0.88%, 2/15/2047 (c) 5,000,000 4,396,253
1.00%, 2/15/2048 (c) 1,500,000 1,315,510
1.00%, 2/15/2049 (c) 1,250,000 1,066,577
0.25%, 2/15/2050 (c) 3,000,000 1,986,680
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2025 (c) 4,000,000 4,539,428
0.38%, 7/15/2025 (c) 10,000,000 12,401,113
0.63%, 1/15/2026 (c) 9,500,000 11,676,908

58 - Statements of Investments - October 31, 2023 - Nationwide Inflation-Protected Securities Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
0.13%, 7/15/2026 (c) 3,000,000 3,593,253
0.38%, 1/15/2027 (c) 4,500,000 5,314,359
0.38%, 7/15/2027 (c) 11,250,000 13,058,197
1.63%, 10/15/2027 (c) 10,000,000 10,017,633
0.50%, 1/15/2028 (c) 10,500,000 11,993,298
0.88%, 1/15/2029 (c) 2,500,000 2,798,836
0.25%, 7/15/2029 (c) 4,000,000 4,248,980
0.13%, 1/15/2030 (c) 1,000,000 1,030,235
0.13%, 1/15/2031 (c) 4,250,000 4,228,089
0.13%, 7/15/2031 (c) 14,750,000 14,140,975
Total U.S. Treasury Obligations
(cost $182,050,085)
161,645,510
Total Investments
(cost $206,136,955) — 99.2%
183,453,542
Other assets in excess of
liabilities — 0.8% 1,524,639
NET ASSETS — 100.0%
$ 184,978,181
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $4,858,064 which represents 2.63% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2023.
(c) Principal amounts are not adjusted for inflation.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Core Bond Fund - October 31, 2023 - Statements of Investments - 59
Asset-Backed Securities 12.9%
Principal
Amount ($) Value ($)
Automobiles 10.8%
American Credit Acceptance
Receivables Trust
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 91,964 91,525
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 130,000 130,878
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 500,000 495,635
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 725,630
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 5,793 5,779
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 625,385
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 752,970
Series 2022-2, Class A3,
4.38%, 4/18/2028 520,000 510,068
Avis Budget Rental Car
Funding AESOP LLC
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 959,798
Series 2023-2A, Class A,
5.20%, 10/20/2027(a) 295,000 286,478
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,625,000 1,582,462
Bridgecrest Lending Auto
Securitization Trust, Series
2023-1, Class A3, 6.51%,
11/15/2027 1,000,000 1,000,647
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 895,000 882,930
Series 2023-3, Class A3,
5.28%, 5/15/2028 215,000 211,929
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 499,634 499,306
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 1,425,000 1,414,743
Series 2021-N4, Class C,
1.72%, 9/11/2028 141,613 134,480
Series 2023-P4, Class A3,
6.16%, 10/10/2028(a) 460,000 459,002
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 664,292 659,294
Credit Acceptance Auto Loan
Trust
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 628,193 623,686
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 152,786 151,243
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 366,948 360,291
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 1,360,000 1,358,675
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 550,000 547,392
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 98,387
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 304,721 299,027
Drive Auto Receivables Trust,
Series 2021-3, Class B,
1.11%, 5/15/2026 209,770 208,824
DT Auto Owner Trust
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 45,884 45,729
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 690,000 655,630
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 1,015,000 1,016,882
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 590,000 579,821
Enterprise Fleet Financing
LLC
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 241,294 236,592
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 565,000 560,068
Exeter Automobile
Receivables Trust
Series 2021-4A, Class B,
1.05%, 5/15/2026 236,649 235,578
Series 2022-5A, Class B,
5.97%, 3/15/2027 1,115,000 1,109,384
Series 2023-1A, Class B,
5.72%, 4/15/2027 590,000 585,700
Series 2023-2A, Class B,
5.61%, 9/15/2027 495,000 487,726
Flagship Credit Auto Trust
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 2,405 2,404
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 104,645 101,959
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 500,000 490,656
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 785,000 784,654
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 636,060
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,835,100
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 879,168
Ford Credit Floorplan Master
Owner Trust A, Series
2023-1, Class A1, 4.92%,
5/15/2028(a) 440,000 430,618
Foursight Capital Automobile
Receivables Trust
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 617,125 603,482

60 - Statements of Investments - October 31, 2023 - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2022-2, Class A3,
4.59%, 6/15/2027(a) 525,000 515,758
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 450,000 444,931
GLS Auto Receivables Issuer
Trust
Series 2021-3A, Class B,
0.78%, 11/17/2025(a) 122,527 122,004
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 67,931 67,552
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 1,318,569 1,301,081
GM Financial Automobile
Leasing Trust, Series
2023-2, Class A3, 5.05%,
7/20/2026 360,000 355,565
Hertz Vehicle Financing III
LLC, Series 2023-3A, Class
A, 5.94%, 2/25/2028(a) 845,000 835,629
Honda Auto Receivables
Owner Trust, Series
2023-4, Class B, 6.63%,
2/14/2028(a) 290,000 289,992
Hyundai Auto Lease
Securitization Trust, Series
2023-B, Class A3, 5.15%,
6/15/2026(a) 480,000 474,415
Navistar Financial Dealer
Note Master Owner Trust
II, Series 2023-1, Class A,
6.18%, 8/25/2028(a) 295,000 293,955
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 680,000 637,851
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 495,000 482,920
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 46,268 46,218
Santander Drive Auto
Receivables Trust
Series 2022-5, Class B,
4.43%, 3/15/2027 460,000 450,550
Series 2022-3, Class B,
4.13%, 8/16/2027 975,000 950,159
Series 2022-4, Class B,
4.42%, 11/15/2027 850,000 827,372
Series 2023-4, Class B,
5.77%, 12/15/2028 435,000 430,734
Series 2023-5, Class B,
6.16%, 12/17/2029 670,000 667,114
Series 2023-1, Class C,
5.09%, 5/15/2030 185,000 179,168
Series 2023-3, Class C,
5.77%, 11/15/2030 210,000 206,414
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 555,000 547,152
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 490,000 484,847
Westlake Automobile
Receivables Trust
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 66,480 66,172
Series 2021-2A, Class B,
0.62%, 7/15/2026(a) 213,728 212,786
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 1,675,000 1,603,607
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 820,000 805,261
Wheels Fleet Lease Funding 1
LLC, Series 2023-1A, Class
A, 5.80%, 4/18/2038(a) 1,025,000 1,018,242
World Omni Automobile Lease
Securitization Trust, Series
2023-A, Class A3, 5.07%,
9/15/2026 490,000 483,939
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 559,909
41,714,972
Equipment Loans & Leases 0.7%
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 835,000 832,341
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 835,000 822,737
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 385,000 381,057
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 645,000 622,929
2,659,064
Other 1.2%
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 458,847 402,475
BHG Securitization Trust,
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 115,569 114,690
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 810,000 770,533
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 74,292 71,116

Nationwide Loomis Core Bond Fund - October 31, 2023 - Statements of Investments - 61
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,158,717
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 1,425,000 1,357,192
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 883,500 845,617
4,720,340
Student Loan 0.2%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 221,869 209,322
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 179,288 161,387
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 234,186 211,620
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 84,989 74,525
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 111,288 107,684
764,538
Total Asset-Backed Securities
(cost $51,182,621)
49,858,914
Collateralized Mortgage Obligations 6.8%
FHLMC REMIC
Series 5065, Class HI, IO,
4.88%, 4/15/2042(b) 1,748,941 301,937
Series 5115, Class FD,
4.00%, 8/15/2043(b) 1,968,510 1,816,335
Series 5065, Class EI, IO,
5.40%, 11/25/2044(b) 385,991 80,549
Series 5094, Class , IO,
1.50%, 12/15/2048(b) 854,408 64,117
Series 5214, Class BI, IO,
0.90%, 4/25/2052(b) 114,762 4,640
Series 5214, Class BY,
3.00%, 4/25/2052 45,000 32,302
FNMA REMIC
Series 2004-29, Class PS,
IO, 2.16%, 5/25/2034(b) 988,696 92,516
Series 2016-32, Class SA,
IO, 0.66%, 10/25/2034(b) 4,556,940 236,641
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,891,930 353,496
Series 2010-57, Class SA,
IO, 1.01%, 6/25/2040(b) 1,351,133 92,516
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2010-63, Class SA,
IO, 1.06%, 6/25/2040(b) 1,172,544 81,129
Series 2010-118, Class SN,
IO, 1.16%, 10/25/2040(b) 6,000,638 525,742
Series 2013-18, Class FB,
5.79%, 10/25/2041(b) 59,640 59,483
Series 2013-117, Class Z,
3.50%, 11/25/2043 5,927,152 5,039,381
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 281,497 43,086
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 217,857 31,640
Series 2021-24, Class , IO,
1.13%, 3/25/2059(b) 3,677,630 230,874
GNMA REMIC
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,841,821 3,889,622
Series 2020-34, Class , IO,
5.00%, 12/20/2039 2,063,398 420,435
Series 2019-21, Class , IO,
4.50%, 2/20/2049 3,754,398 587,006
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 456,769 32,126
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 155,888 16,080
Series 2012-H20, Class PT,
6.18%, 7/20/2062(b) 280,085 279,004
Series 2018-H02, Class ZJ,
4.41%, 10/20/2064(b) 579,715 560,005
Series 2017-H12, Class EZ,
5.38%, 6/20/2066(b) 165,453 162,825
Series 2017-H13, Class JZ,
5.06%, 5/20/2067(b) 123,259 121,651
Series 2017-H22, Class FD,
4.66%, 11/20/2067(b) 22,805 22,424
Series 2017-H25, Class FD,
4.95%, 12/20/2067(b) 43,516 42,674
Series 2021-H08, Class IA,
IO, 0.01%, 1/20/2068(b) 572,205 1,194
Series 2019-H01, Class FT,
5.84%, 10/20/2068(b) 2,225,077 2,217,294
Series 2019-H07, Class BZ,
4.26%, 1/20/2069(b) 4,491,655 3,952,095
Series 2019-H05, Class FT,
5.82%, 4/20/2069(b) 1,376,008 1,375,321
Series 2019-H13, Class FT,
5.84%, 8/20/2069(b) 189,894 189,640
Series 2019-H18, Class DF,
5.84%, 10/20/2069(b) 310,083 306,132
Series 2021-H03, Class ,
IO, 0.00%, 4/20/2070(b) 4,742,864 127
Series 2022-H09, Class GF,
5.61%, 4/20/2072(b) 2,349,123 2,325,128
Series 2022-H22, Class FE,
5.01%, 9/20/2072(b) 856,277 848,470
Total Collateralized Mortgage Obligations
(cost $28,604,073)
26,435,637

62 - Statements of Investments - October 31, 2023 - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities 8.2%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 830,966
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,614,340
Series 2022-BNK40, Class
A4, 3.39%, 3/15/2064(b) 790,000 640,330
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,132,138
BBCMS Mortgage Trust
Series 2020-BID, Class A,
7.59%, 10/15/2037(a)(b) 1,095,000 1,062,024
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,134,406
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 1,190,000 911,482
BPR Trust
Series 2022-OANA, Class
A, 7.23%, 4/15/2037(a)(b) 605,000 591,359
Series 2021-NRD, Class A,
6.86%, 12/15/2038(a)(b) 815,000 769,963
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 756,518
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 85,767 70,707
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 631,553
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 276,683
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 855,834
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 381,728
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 481,940 36,996
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,766,344 117,686
Series K147, Class X1, IO,
0.36%, 6/25/2032(b) 3,869,133 102,275
Series K149, Class X1, IO,
0.26%, 8/25/2032(b) 6,248,890 131,035
Series K-150, Class X1, IO,
0.31%, 9/25/2032(b) 5,428,631 130,876
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 9,024,923 37,552
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 963,698 55,239
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,798,094 218,511
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series K146, Class X1, IO,
0.23%, 6/25/2054(b) 5,008,139 89,529
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,601,954 62,085
Series K145, Class X1, IO,
0.32%, 6/25/2055(b) 1,477,506 33,676
FNMA ACES REMIC
Series 2020-M33, Class X,
IO, 1.90%, 6/25/2028(b) 689,964 36,270
Series 2020-M37, Class X,
IO, 1.03%, 4/25/2032(b) 1,200,606 58,256
Series 2020-M43, Class X1,
IO, 1.92%, 8/25/2034(b) 4,975,045 357,146
Series 2020-M36, Class X1,
IO, 1.45%, 9/25/2034(b) 872,780 53,973
GNMA REMIC
Series 2018-82, Class , IO,
0.48%, 5/16/2058(b) 10,079,393 307,053
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 808,353 45,217
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,815,798 158,710
Series 2021-20, Class , IO,
1.15%, 8/16/2062(b) 2,751,797 212,786
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,695,093 187,900
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,487,349 149,559
Series 2020-128, Class , IO,
0.91%, 10/16/2062(b) 1,418,936 87,092
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,189,293 131,265
Series 2021-12, Class , IO,
0.95%, 3/16/2063(b) 2,989,699 190,154
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,317,201 175,953
Series 2021-144, Class , IO,
0.82%, 4/16/2063(b) 3,898,132 229,242
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 3,005,544 193,523
Series 2021-151, Class , IO,
0.92%, 4/16/2063(b) 3,454,070 229,485
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,941,171 257,561
Series 2021-186, Class , IO,
0.76%, 5/16/2063(b) 4,062,051 229,594
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 675,410 45,852
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,795,644 245,903
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,637,625 209,597
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,055,298 127,274
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,476,873 142,992
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 410,000 359,904
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,035,000 764,039

Nationwide Loomis Core Bond Fund - October 31, 2023 - Statements of Investments - 63
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 2,004,462 1,997,085
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 340,658
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,729,856
Med Trust, Series 2021-
MDLN, Class A, 6.40%,
11/15/2038(a)(b) 1,000,200 970,748
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/15/2040(a) 755,000 720,313
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
6.88%, 2/15/2039(a)(b) 1,495,000 1,425,049
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.50%,
11/15/2027(a)(b) 599,090 428,349
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,651,894
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,185,161
WFRBS Commercial
Mortgage Trust, Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,460,916
Total Commercial Mortgage-Backed
Securities
(cost $36,171,829) 31,771,820
Corporate Bonds 37.5%
Automobile Components 0.3%
Aptiv plc ,
3.10%, 12/1/2051 510,000 274,713
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 982,746
1,257,459
Automobiles 1.1%
BMW US Capital LLC ,
5.15%, 8/11/2033(a) 1,165,000 1,076,333
Hyundai Capital America ,
2.10%, 9/15/2028(a) 1,085,000 892,155
5.70%, 6/26/2030(a) 265,000 250,965
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 390,728
Mercedes-Benz Finance North
America LLC ,
5.10%, 8/3/2028(a) 640,000 620,480
Nissan Motor Acceptance Co.
LLC ,
7.05%, 9/15/2028(a) 375,000 370,362
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 469,811
4,070,834
Banks 10.7%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(c) 500,000 494,523
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(c) 690,000 698,479
(SOFR + 2.33%), 6.61%,
9/13/2029(a)(c) 205,000 200,499
ANZ New Zealand
International Ltd. ,
5.36%, 8/14/2028(a) 700,000 680,337
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 890,000 847,837
ASB Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.25%),
5.28%, 6/17/2032(a)(c) 405,000 382,824
Banco Santander SA ,
6.94%, 11/7/2033 800,000 802,157
Bank of America Corp. ,
(SOFR + 1.91%), 5.29%,
4/25/2034(c) 400,000 361,276
Bank of America NA ,
5.53%, 8/18/2026 1,010,000 1,002,192
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 618,482
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(c) 510,000 505,217
Bank of Montreal ,
5.72%, 9/25/2028(d) 1,005,000 984,067
Bank of New Zealand ,
2.00%, 2/21/2025(a) 1,015,000 963,959
Banque Federative du Credit
Mutuel SA ,
5.79%, 7/13/2028(a) 395,000 387,010
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.34%, 6/12/2029(a)(c) 670,000 643,272
CaixaBank SA ,
(SOFR + 2.77%), 6.84%,
9/13/2034(a)(c) 555,000 524,392
Canadian Imperial Bank of
Commerce ,
5.00%, 4/28/2028 690,000 656,932
6.09%, 10/3/2033 990,000 953,609
Citibank NA ,
5.80%, 9/29/2028 1,425,000 1,407,271

64 - Statements of Investments - October 31, 2023 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc. ,
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 535,000 510,593
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 615,000 571,664
Citizens Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 780,000 622,173
Credit Agricole SA ,
(SOFR + 1.86%), 6.32%,
10/3/2029(a)(c) 1,060,000 1,041,492
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(c) 955,000 909,588
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(c) 1,010,000 1,007,338
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c)(d) 1,115,000 1,009,851
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 400,000 390,636
Fifth Third Bancorp ,
(SOFR + 2.34%), 6.34%,
7/27/2029(c) 580,000 561,787
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(c) 1,710,000 1,679,942
HSBC USA, Inc. ,
5.63%, 3/17/2025 925,000 918,983
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 715,000 687,323
Huntington National Bank
(The) ,
5.65%, 1/10/2030 475,000 435,178
ING Groep NV ,
(SOFR + 2.09%), 6.11%,
9/11/2034(c) 205,000 192,094
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.90%),
7.78%, 6/20/2054(a)(c) 650,000 563,622
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 1,030,000 949,988
(SOFR + 1.81%), 6.25%,
10/23/2034(c) 1,260,000 1,243,016
KeyBank NA ,
5.85%, 11/15/2027 690,000 639,012
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
5.99%, 8/7/2027(c) 1,100,000 1,084,013
M&T Bank Corp. ,
(SOFR + 2.80%), 7.41%,
10/30/2029(c) 570,000 571,424
Morgan Stanley Bank NA ,
5.88%, 10/30/2026 965,000 964,057
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(c) 1,185,000 1,164,805
Nordea Bank Abp ,
1.50%, 9/30/2026(a) 460,000 403,415
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(c) 965,000 923,947
(SOFR + 2.28%), 6.88%,
10/20/2034(c) 1,015,000 1,014,388
Royal Bank of Canada ,
5.20%, 8/1/2028(d) 455,000 438,793
Santander Holdings USA, Inc. ,
(SOFR + 2.70%), 6.57%,
6/12/2029(c) 520,000 501,912
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
7.02%, 2/8/2030(a)(c) 1,735,000 1,734,237
Sumitomo Mitsui Financial
Group, Inc. ,
5.85%, 7/13/2030(d) 640,000 620,557
Sumitomo Mitsui Trust Bank
Ltd. ,
2.55%, 3/10/2025(a) 280,000 267,204
Svenska Handelsbanken AB ,
5.50%, 6/15/2028(a) 1,040,000 1,001,959
Swedbank AB ,
6.14%, 9/12/2026(a) 1,015,000 1,004,492
Toronto-Dominion Bank (The) ,
5.52%, 7/17/2028 715,000 697,081
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(c) 590,000 593,479
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 420,000 360,369
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 999,018
41,393,765
Beverages 0.5%
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,345,000 1,308,948

Nationwide Loomis Core Bond Fund - October 31, 2023 - Statements of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Diageo Capital plc ,
5.63%, 10/5/2033 615,000 603,717
1,912,665
Broadline Retail 0.1%
Prosus NV ,
4.99%, 1/19/2052(a) 665,000 410,726
Building Products 0.1%
Fortune Brands Innovations,
Inc. ,
4.50%, 3/25/2052 510,000 350,682
Capital Markets 4.2%
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 43,317
2.88%, 6/15/2028(d) 640,000 529,703
Ares Finance Co. IV LLC ,
3.65%, 2/1/2052(a) 300,000 175,065
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 880,000 756,165
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 805,000 782,373
(SOFR + 1.85%), 6.47%,
10/25/2034(c) 955,000 958,190
Barings BDC, Inc. ,
3.30%, 11/23/2026 335,000 293,154
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026 670,000 573,596
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 750,000 607,844
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 120,000 112,135
4.25%, 1/15/2026 490,000 456,716
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(a) 990,000 967,832
Blue Owl Finance LLC ,
4.38%, 2/15/2032(a) 385,000 300,430
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 830,000 768,956
Credit Suisse AG ,
5.00%, 7/9/2027 415,000 396,001
Deutsche Bank AG ,
(SOFR + 3.65%), 7.08%,
2/10/2034(c) 200,000 176,183
FS KKR Capital Corp. ,
3.13%, 10/12/2028 705,000 566,731
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(c) 2,070,000 2,048,774
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 695,000 607,709
Hercules Capital, Inc. ,
3.38%, 1/20/2027 865,000 753,576
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 670,000 646,755
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 4,000,000 6,000
Macquarie Group Ltd. ,
(SOFR + 2.38%), 5.89%,
6/15/2034(a)(c) 355,000 325,487
Main Street Capital Corp. ,
3.00%, 7/14/2026 535,000 473,513
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 430,000 394,575
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 435,000 382,047
State Street Corp. ,
5.27%, 8/3/2026 515,000 506,768
UBS AG ,
5.65%, 9/11/2028 1,655,000 1,619,615
16,229,210
Chemicals 0.3%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 371,272
Celanese US Holdings LLC ,
6.70%, 11/15/2033 380,000 360,921
FMC Corp. ,
6.38%, 5/18/2053 540,000 454,612
1,186,805
Consumer Finance 3.1%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 855,000 846,614
Ally Financial, Inc. ,
7.10%, 11/15/2027 925,000 906,282
American Express Co. ,
(SOFR + 1.28%), 5.28%,
7/27/2029(c)(d) 600,000 575,943
(SOFR + 1.94%), 6.49%,
10/30/2031(c) 355,000 355,533
(SOFR + 1.84%), 5.04%,
5/1/2034(c) 615,000 552,093
American Honda Finance
Corp. ,
5.85%, 10/4/2030(d) 1,070,000 1,062,443
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 562,910
Capital One Financial Corp. ,
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 65,000 64,346
(SOFR + 2.44%), 7.15%,
10/29/2027(c) 685,000 685,102
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 1,005,000 962,261
Discover Financial Services ,
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(c) 945,000 938,419

66 - Statements of Investments - October 31, 2023 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 520,000 517,861
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 105,000 99,859
6.50%, 3/10/2028(a) 1,280,000 1,253,338
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 410,000 386,882
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 754,078
Synchrony Financial ,
4.88%, 6/13/2025 165,000 156,484
Toyota Motor Credit Corp. ,
5.25%, 9/11/2028 1,165,000 1,146,584
11,827,032
Consumer Staples Distribution & Retail 0.2%
Dollar General Corp. ,
5.45%, 7/5/2033 690,000 630,106
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 545,000 527,683
Distributors 0.4%
Ferguson Finance plc ,
4.65%, 4/20/2032(a) 225,000 197,835
Genuine Parts Co. ,
6.88%, 11/1/2033 955,000 952,595
LKQ Corp. ,
5.75%, 6/15/2028 510,000 494,240
1,644,670
Diversified Telecommunication Services 0.2%
AT&T, Inc. ,
5.40%, 2/15/2034(d) 715,000 656,963
Electric Utilities 1.7%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 290,000 155,801
American Electric Power Co.,
Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c)(d) 765,000 600,773
Dominion Energy South
Carolina, Inc. ,
6.25%, 10/15/2053 435,000 423,251
Edison International ,
4.70%, 8/15/2025 1,080,000 1,049,316
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 1,001,101
Interstate Power and Light
Co. ,
3.10%, 11/30/2051 675,000 375,008
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 543,549
Southern California Edison
Co. ,
5.65%, 10/1/2028 435,000 430,731
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co.,
5.88%, 12/1/2053 425,000 378,072
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 1,165,000 1,138,373
Xcel Energy, Inc. ,
5.45%, 8/15/2033(d) 675,000 628,938
6,724,913
Electronic Equipment, Instruments & Components 0.6%
Avnet, Inc. ,
6.25%, 3/15/2028 285,000 281,223
5.50%, 6/1/2032 535,000 477,696
CDW LLC ,
3.28%, 12/1/2028(d) 1,070,000 914,144
Flex Ltd. ,
6.00%, 1/15/2028 585,000 579,083
2,252,146
Entertainment 0.2%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 515,000 494,858
Warnermedia Holdings, Inc. ,
5.14%, 3/15/2052(d) 470,000 332,580
827,438
Financial Services 1.7%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,220,000 1,036,313
Corebridge Financial, Inc. ,
6.05%, 9/15/2033(a) 315,000 295,689
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 779,595
6.27%, 6/26/2026(a) 260,000 258,554
Fiserv, Inc. ,
5.63%, 8/21/2033 745,000 698,802
Global Payments, Inc. ,
1.50%, 11/15/2024 860,000 818,295
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(c)(d) 850,000 848,636
ORIX Corp. ,
3.25%, 12/4/2024 635,000 614,775
Synchrony Bank ,
5.40%, 8/22/2025 890,000 849,946
Western Union Co. (The) ,
1.35%, 3/15/2026 235,000 209,117
6,409,722
Food Products 0.7%
Cargill, Inc. ,
4.50%, 6/24/2026(a) 420,000 409,709
J M Smucker Co. (The) ,
6.50%, 11/15/2053 725,000 683,582
JBS USA LUX SA ,
7.25%, 11/15/2053(a) 1,010,000 902,035
Unilever Capital Corp. ,
5.00%, 12/8/2033 710,000 668,544
2,663,870

Nationwide Loomis Core Bond Fund - October 31, 2023 - Statements of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities 0.2%
Atmos Energy Corp. ,
5.90%, 11/15/2033 315,000 310,376
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 421,794
732,170
Ground Transportation 0.8%
CSX Corp. ,
5.20%, 11/15/2033 765,000 717,973
Norfolk Southern Corp. ,
5.35%, 8/1/2054 515,000 439,506
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 400,000 384,867
5.55%, 5/1/2028(a) 70,000 67,403
6.05%, 8/1/2028(a) 545,000 534,692
Ryder System, Inc. ,
6.60%, 12/1/2033 960,000 952,868
3,097,309
Health Care Equipment & Supplies 0.3%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(d) 1,050,000 1,044,965
Health Care Providers & Services 0.3%
CVS Health Corp. ,
5.88%, 6/1/2053 805,000 703,979
McKesson Corp. ,
1.30%, 8/15/2026 480,000 426,070
1,130,049
Health Care REITs 0.1%
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 392,712
Health Care Technology 0.1%
IQVIA, Inc. ,
5.70%, 5/15/2028(a) 430,000 412,800
Hotels, Restaurants & Leisure 0.4%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 318,646
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 505,000 499,086
Marriott International, Inc. ,
5.55%, 10/15/2028 855,000 833,194
1,650,926
Household Durables 0.1%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 665,000 351,116
Whirlpool Corp. ,
5.50%, 3/1/2033 155,000 141,496
492,612
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 751,148
Insurance 3.9%
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 547,891
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Athene Global Funding ,
2.50%, 3/24/2028(a) 590,000 495,765
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 960,000 954,605
1.75%, 1/13/2025(a) 955,000 903,623
CNO Global Funding ,
2.65%, 1/6/2029(a) 990,000 814,820
Corebridge Global Funding ,
0.90%, 9/22/2025(a)(d) 1,010,000 918,790
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 955,000 940,085
F&G Global Funding ,
5.15%, 7/7/2025(a) 880,000 854,934
2.00%, 9/20/2028(a) 525,000 421,138
Five Corners Funding Trust III ,
5.79%, 2/15/2033(a) 140,000 132,369
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 465,000 462,244
2.25%, 1/6/2027(a) 1,135,000 990,425
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,114,819
Hill City Funding Trust ,
4.05%, 8/15/2041(a) 670,000 420,314
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 915,000 861,759
3.88%, 6/11/2025(a) 195,000 185,809
MetLife, Inc. ,
5.38%, 7/15/2033 645,000 603,148
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 1,095,000 1,050,596
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 215,762
Reliance Standard Life Global
Funding II ,
2.75%, 5/7/2025(a) 1,270,000 1,196,649
RGA Global Funding ,
2.70%, 1/18/2029(a) 735,000 617,028
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 560,000 455,149
15,157,722
IT Services 0.2%
DXC Technology Co. ,
2.38%, 9/15/2028 1,160,000 937,621
Machinery 0.4%
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 575,000 557,202
5.50%, 1/12/2029 635,000 615,500
Daimler Truck Finance North
America LLC ,
5.40%, 9/20/2028(a) 420,000 407,043
1,579,745

68 - Statements of Investments - October 31, 2023 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0.4%
Fox Corp. ,
6.50%, 10/13/2033 1,375,000 1,342,914
Metals & Mining 0.3%
Glencore Funding LLC ,
6.50%, 10/6/2033(a) 705,000 689,638
Northern Star Resources Ltd. ,
6.13%, 4/11/2033(a) 490,000 447,887
1,137,525
Multi-Utilities 0.2%
Sempra ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.87%),
4.13%, 4/1/2052(c) 470,000 362,029
Southern Co. Gas Capital
Corp. ,
5.75%, 9/15/2033 435,000 414,049
776,078
Office REITs 0.2%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 570,000 448,676
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 257,753
706,429
Oil, Gas & Consumable Fuels 0.6%
Enbridge, Inc. ,
5.70%, 3/8/2033 575,000 537,644
Energy Transfer LP ,
6.55%, 12/1/2033 960,000 947,337
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 785,000 776,342
2,261,323
Pharmaceuticals 0.2%
Bristol-Myers Squibb Co. ,
6.25%, 11/15/2053 790,000 781,801
Professional Services 0.2%
Equifax, Inc. ,
5.10%, 6/1/2028 825,000 787,419
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 730,000 652,070
Microchip Technology, Inc. ,
0.97%, 2/15/2024 240,000 236,300
Micron Technology, Inc. ,
6.75%, 11/1/2029 445,000 447,163
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 320,000 302,434
1,637,967
Specialty Retail 0.6%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 773,472
4.50%, 10/1/2025 675,000 651,665
AutoZone, Inc. ,
6.25%, 11/1/2028 335,000 338,376
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 415,355
2,178,868
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise
Co. ,
5.25%, 7/1/2028 695,000 671,086
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 500,714
1,171,800
Tobacco 0.4%
BAT Capital Corp. ,
7.08%, 8/2/2053 515,000 459,643
Philip Morris International,
Inc. ,
5.13%, 2/15/2030(d) 535,000 504,003
5.63%, 9/7/2033(d) 710,000 666,549
1,630,195
Trading Companies & Distributors 0.5%
Air Lease Corp. ,
1.88%, 8/15/2026 605,000 535,280
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 738,238
6.50%, 7/18/2028(a) 320,000 308,198
GATX Corp. ,
6.90%, 5/1/2034 430,000 429,273
2,010,989
Total Corporate Bonds
(cost $159,946,099)
144,779,776
Mortgage-Backed Securities 20.9%
FHLMC UMBS Pool
Pool# SD8200
2.50%, 3/1/2052 2,062,704 1,585,242
Pool# SD8205
2.50%, 4/1/2052 15,044,753 11,562,248
Pool# QE0012
2.50%, 4/1/2052 1,746,842 1,341,211
Pool# QE0764
3.00%, 4/1/2052 5,209,001 4,173,896
Pool# QE2352
2.50%, 5/1/2052 1,350,480 1,036,906
Pool# SD8219
2.50%, 6/1/2052 1,081,421 830,992
Pool# QE4044
2.50%, 6/1/2052 582,847 447,752
Pool# SD2088
3.50%, 6/1/2052 10,004,379 8,342,017
Pool# SD8234
2.50%, 8/1/2052 420,559 322,480
Pool# SD8271
2.50%, 10/1/2052 949,244 729,016
Pool# QF1212
4.00%, 10/1/2052 4,359,339 3,767,925
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,160,927 1,138,636

Nationwide Loomis Core Bond Fund - October 31, 2023 - Statements of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AN8477
3.40%, 2/1/2033 1,980,673 1,689,237
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,296,756
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,323,862 1,091,559
Pool# MA3275
3.00%, 2/1/2048 1,176,865 968,918
Pool# MA4562
2.00%, 3/1/2052 2,106,612 1,554,672
Pool# CB3496
3.00%, 5/1/2052 5,441,077 4,360,541
Pool# MA4623
2.50%, 6/1/2052 606,554 466,316
Pool# BU8730
2.50%, 6/1/2052 353,173 271,266
Pool# MA4652
2.50%, 7/1/2052 392,498 301,465
Pool# MA4653
3.00%, 7/1/2052 5,214,998 4,179,575
Pool# MA4743
2.50%, 8/1/2052 375,340 288,284
Pool# FS3497
3.50%, 8/1/2052 5,074,542 4,228,686
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 12/25/2053 4,050,000 3,111,539
5.50%, 12/25/2053 2,100,000 1,991,390
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 12/25/2052 1,000,000
973,164
GNMA I Pool
Pool# 369270
6.50%, 12/15/2023 15 15
Pool# 354696
6.50%, 12/15/2023 9 9
Pool# 368677
7.50%, 1/15/2024 114 114
Pool# 359986
7.50%, 1/15/2024 28 28
Pool# 362734
7.50%, 1/15/2024 10 10
Pool# 371909
6.50%, 2/15/2024 33 33
Pool# 442138
8.00%, 11/15/2026 6,584 6,649
Pool# 399109
7.50%, 2/15/2027 2,671 2,669
Pool# 445661
7.50%, 7/15/2027 1,630 1,627
Pool# 443887
7.50%, 8/15/2027 2,795 2,789
Pool# 455381
7.50%, 8/15/2027 1,619 1,619
Pool# 450591
7.50%, 8/15/2027 252 252
Pool# 453295
7.50%, 8/15/2027 121 120
Pool# 446699
6.00%, 8/15/2028 3,931 3,890
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 482748
6.00%, 9/15/2028 20,362 20,184
Pool# 476969
6.50%, 1/15/2029 8,508 8,509
Pool# 781029
6.50%, 5/15/2029 31,405 31,361
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 5,357,080 4,417,561
Pool# MA8098
3.00%, 6/20/2052 5,098,365 4,204,503
Pool# MA8192
4.00%, 8/20/2052 2,181,141 1,864,020
Pool# MA8260
4.00%, 9/20/2052 958,781 819,093
Pool# MA8261
4.50%, 9/20/2052 708,348 628,071
Pool# MA8418
4.50%, 11/20/2052 480,061 425,685
Pool# MA8801
5.50%, 4/20/2053 3,168,000 3,031,091
Total Mortgage-Backed Securities
(cost $89,107,023)
80,521,591
U.S. Treasury Obligations 12.2%
U.S. Treasury Bonds
3.38%, 8/15/2042 2,360,000 1,825,958
3.88%, 2/15/2043 3,435,000 2,855,880
3.88%, 5/15/2043 5,420,000 4,501,141
2.25%, 8/15/2049 11,385,000 6,649,551
3.00%, 8/15/2052 2,450,000 1,680,547
4.13%, 8/15/2053 2,735,000 2,339,707
U.S. Treasury Notes
4.75%, 7/31/2025 1,920,000 1,907,475
5.00%, 9/30/2025 8,655,000 8,639,110
3.63%, 5/31/2028 7,205,000 6,851,786
4.00%, 6/30/2028 4,135,000 3,991,890
4.38%, 8/31/2028 3,980,000 3,904,131
4.63%, 9/30/2028 (d) 1,940,000 1,922,419
Total U.S. Treasury Obligations
(cost $54,098,129)
47,069,595
Short-Term Investments 1.0%
U.S. Treasury Obligations 1.0%
U.S. Treasury Bills
5.35%, 11/9/2023 200,000 199,765
5.37%, 12/14/2023(d) 1,000,000 993,678
5.40%, 1/18/2024(d)(f) 2,800,000 2,767,771
Total U.S. Treasury Obligations
(cost $3,961,097)
3,961,214
Total Short-Term Investments
(cost $3,961,097)
3,961,214

70 - Statements of Investments - October 31, 2023 - Nationwide Loomis Core Bond Fund
Repurchase Agreement 1.1%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.30%, dated
10/31/2023, due
11/1/2023, repurchase
price $4,053,227,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$4,134,291. (g)(h) 4,052,630 4,052,630
Total Repurchase Agreement
(cost $4,052,630)
4,052,630
Total Investments
(cost $427,123,501) — 100.6%
388,451,177
Liabilities in excess of other
assets — (0.6)% (2,486,468)
NET ASSETS — 100.0%
$ 385,964,709
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $103,548,003 which represents 26.83% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2023.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2023.
(d) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $11,721,182, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,052,630 and by $8,004,027 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 7.63%, and maturity dates
ranging from 11/15/2023 – 8/15/2053, a total value of
$12,056,657.
(e) Security in default.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $4,052,630.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 35 12/2023 USD 3,656,680 (63,903)
U.S. Treasury 10 Year Note 80 12/2023 USD 8,493,750 (193,456)
U.S. Treasury Long Bond 113 12/2023 USD 12,366,437 (1,206,524)
U.S. Treasury Ultra Bond 110 12/2023 USD 12,381,875 (1,620,419)
Net contracts (3,084,302)
As of October 31, 2023, the Fund had $1,480,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Short Term Bond Fund - October 31, 2023 - Statements of Investments - 71
Asset-Backed Securities 28 .8%
Principal
Amount ($) Value ($)
Automobiles 20 .7%
Ally Auto Receivables Trust
Series 2022-3, Class A3,
5.07%, 4/15/2027 130,000 128,641
Series 2023-1, Class A3,
5.46%, 5/15/2028 215,000 213,714
American Credit Acceptance
Receivables Trust
Series 2023-2, Class A,
5.89%, 10/13/2026(a) 119,281 118,887
Series 2022-4, Class C,
7.86%, 2/15/2029(a) 85,000 85,574
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 345,000 341,988
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 440,000 434,391
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 905 903
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 240,406
Series 2022-2, Class A3,
4.38%, 4/18/2028 175,000 171,657
Avid Automobile Receivables
Trust, Series 2023-1, Class
A, 6.63%, 7/15/2026(a) 273,896 273,363
Avis Budget Rental Car
Funding AESOP LLC
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 558,250
Series 2023-2A, Class A,
5.20%, 10/20/2027(a) 100,000 97,111
BMW Vehicle Lease Trust,
Series 2023-1, Class A3,
5.16%, 11/25/2025 80,000 79,257
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 145,000 144,435
Bridgecrest Lending Auto
Securitization Trust, Series
2023-1, Class A3, 6.51%,
11/15/2027 300,000 300,194
Capital One Prime Auto
Receivables Trust, Series
2023-1, Class A3, 4.87%,
2/15/2028 450,000 440,751
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 67,812 66,318
Series 2023-2, Class A3,
5.05%, 1/18/2028 525,000 517,920
Series 2023-3, Class A3,
5.28%, 5/15/2028 145,000 142,929
CarNow Auto Receivables
Trust, Series 2023-
1A, Class A, 6.62%,
12/16/2024(a) 27,176 27,168
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 340,029 339,806
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 25,000 24,820
Series 2021-N4, Class A1,
0.83%, 9/11/2028 100,044 98,447
Series 2021-N4, Class C,
1.72%, 9/11/2028 44,254 42,025
Series 2023-P4, Class A3,
6.16%, 10/10/2028(a) 385,000 384,164
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 388,961 386,034
Citizens Auto Receivables
Trust
Series 2023-2, Class A2A,
6.09%, 10/15/2026(a) 295,000 294,471
Series 2023-1, Class A3,
5.84%, 1/18/2028(a) 655,000 651,832
Credit Acceptance Auto Loan
Trust
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 161,457 158,528
Series 2022-3A, Class A,
6.57%, 10/15/2032(a) 625,000 624,391
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 130,000 127,000
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 103,831 101,891
Drive Auto Receivables Trust,
Series 2021-3, Class B,
1.11%, 5/15/2026 67,069 66,767
DT Auto Owner Trust
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 20,648 20,578
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 94,665 93,272
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 325,000 308,811
Series 2022-3A, Class B,
6.74%, 7/17/2028(a) 160,000 160,297
Series 2023-2A, Class B,
5.41%, 2/15/2029(a) 260,000 255,515
Enterprise Fleet Financing
LLC
Series 2023-1, Class A2,
5.51%, 1/22/2029(a) 190,000 188,242
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 116,487 114,217
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 380,000 376,683
Exeter Automobile
Receivables Trust
Series 2023-4A, Class A2,
6.07%, 12/15/2025 80,000 79,918
Series 2022-4A, Class A3,
4.33%, 2/17/2026 81,851 81,737

72 - Statements of Investments - October 31, 2023 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-4A, Class B,
1.05%, 5/15/2026 75,769 75,426
Series 2022-5A, Class B,
5.97%, 3/15/2027 360,000 358,187
Series 2023-1A, Class B,
5.72%, 4/15/2027 365,000 362,340
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 435,000 433,790
First Investors Auto Owner
Trust, Series 2022-
1A, Class C, 3.13%,
5/15/2028(a) 350,000 327,911
Flagship Credit Auto Trust
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 175,000 171,730
Series 2023-1, Class A3,
5.01%, 8/16/2027(a) 215,000 211,559
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 660,000 645,845
Ford Credit Auto Owner Trust
Series 2020-C, Class A3,
0.41%, 7/15/2025 65,606 64,664
Series 2021-A, Class A3,
0.30%, 8/15/2025 147,202 144,333
Series 2023-A, Class A3,
4.65%, 2/15/2028 200,000 195,876
Series 2023-B, Class A3,
5.23%, 5/15/2028 270,000 267,275
Ford Credit Floorplan Master
Owner Trust A, Series
2023-1, Class A1, 4.92%,
5/15/2028(a) 445,000 435,511
Foursight Capital Automobile
Receivables Trust
Series 2022-2, Class A2,
4.49%, 3/16/2026(a) 180,839 180,090
Series 2022-1, Class A3,
1.83%, 12/15/2026(a) 199,229 194,825
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 310,000 306,508
GLS Auto Receivables Issuer
Trust
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 18,957 18,852
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 407,329 401,926
GM Financial Automobile
Leasing Trust
Series 2023-1, Class A3,
5.16%, 4/20/2026 335,000 331,518
Series 2023-2, Class A3,
5.05%, 7/20/2026 365,000 360,503
GM Financial Consumer
Automobile Receivables
Trust
Series 2022-2, Class A2,
2.52%, 5/16/2025 44,873 44,674
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-1, Class A3,
0.35%, 10/16/2025 50,896 49,988
Series 2023-1, Class A3,
4.66%, 2/16/2028 90,000 88,115
Series 2023-3, Class A3,
5.45%, 6/16/2028 160,000 159,239
Harley-Davidson Motorcycle
Trust
Series 2021-A, Class A3,
0.37%, 4/15/2026 81,459 80,117
Series 2023-B, Class A3,
5.69%, 8/15/2028 210,000 209,507
Series 2023-B, Class A4,
5.78%, 4/15/2031 170,000 169,041
Hertz Vehicle Financing III
LLC, Series 2023-3A, Class
A, 5.94%, 2/25/2028(a) 295,000 291,729
Honda Auto Receivables
Owner Trust
Series 2021-1, Class A3,
0.27%, 4/21/2025 68,264 67,165
Series 2023-1, Class A3,
5.04%, 4/21/2027 190,000 187,248
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 205,000 204,994
Series 2023-3, Class A3,
5.41%, 2/18/2028 430,000 426,830
Hyundai Auto Lease
Securitization Trust, Series
2023-B, Class A3, 5.15%,
6/15/2026(a) 320,000 316,277
Hyundai Auto Receivables
Trust, Series 2023-B, Class
A3, 5.48%, 4/17/2028 145,000 144,185
LAD Auto Receivables Trust,
Series 2023-3A, Class A3,
6.12%, 9/15/2027(a) 475,000 473,328
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 595,000 595,576
Navistar Financial Dealer
Note Master Owner Trust
II, Series 2023-1, Class A,
6.18%, 8/25/2028(a) 200,000 199,292
NextGear Floorplan Master
Owner Trust, Series 2023-
1A, Class A2, 5.74%,
3/15/2028(a) 560,000 557,617
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 330,000 328,375
Nissan Auto Receivables
Owner Trust, Series
2023-A, Class A3, 4.91%,
11/15/2027 475,000 467,489
OneMain Direct Auto
Receivables Trust
Series 2022-1A, Class A2,
6.92%, 3/14/2029(a)(b) 585,000 586,245
Series 2023-1A, Class A,
5.41%, 11/14/2029(a) 540,000 526,858

Nationwide Loomis Short Term Bond Fund - October 31, 2023 - Statements of Investments - 73
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
PenFed Auto Receivables
Owner Trust, Series
2022-A, Class A4, 4.18%,
12/15/2028(a) 120,000 116,627
Prestige Auto Receivables
Trust
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 29,584 29,528
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 215,000 201,673
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 500,000 487,798
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 21,031 21,008
Santander Drive Auto
Receivables Trust
Series 2022-3, Class B,
4.13%, 8/16/2027 325,000 316,720
Series 2023-4, Class B,
5.77%, 12/15/2028 270,000 267,352
Series 2023-5, Class B,
6.16%, 12/17/2029 460,000 458,018
Series 2023-1, Class C,
5.09%, 5/15/2030 115,000 111,375
Series 2023-3, Class C,
5.77%, 11/15/2030 135,000 132,695
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 530,000 522,506
Toyota Auto Receivables
Owner Trust, Series
2023-C, Class A3, 5.16%,
4/17/2028 150,000 148,117
Toyota Lease Owner Trust,
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 430,000 423,699
United Auto Credit
Securitization Trust, Series
2022-2, Class C, 5.81%,
5/10/2027(a) 230,000 227,581
VStrong Auto Receivables
Trust, Series 2023-A, Class
A3, 6.87%, 11/15/2027(a) 670,000 669,630
Westlake Automobile
Receivables Trust
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 17,437 17,357
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 535,000 512,197
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 560,000 549,934
Wheels Fleet Lease Funding 1
LLC, Series 2023-1A, Class
A, 5.80%, 4/18/2038(a) 680,000 675,517
World Omni Auto Receivables
Trust, Series 2020-B, Class
A3, 0.63%, 5/15/2025 39,075 38,875
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Automobile Lease
Securitization Trust
Series 2022-A, Class A3,
3.21%, 2/18/2025 125,000 123,707
Series 2023-A, Class A3,
5.07%, 9/15/2026 330,000 325,918
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 178,795
27,582,488
Credit Card 1 .0%
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 480,000 461,824
Mission Lane Credit Card
Master Trust, Series
2023-A, Class A, 7.23%,
7/17/2028(a) 105,000 103,949
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 125,000 124,131
World Financial Network
Credit Card Master Trust,
Series 2023-A, Class A,
5.02%, 3/15/2030 740,000 725,963
1,415,867
Equipment Loans & Leases 4 .0%
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 260,000 259,139
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 4,824 4,809
Daimler Trucks Retail Trust,
Series 2023-1, Class A4,
5.93%, 12/16/2030 400,000 398,172
Dell Equipment Finance Trust
Series 2023-1, Class A3,
5.65%, 9/22/2028(a) 375,000 372,103
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 630,000 627,993
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 840,000 827,664
GreatAmerica Leasing
Receivables, Series
2023-1, Class A3, 5.15%,
7/15/2027(a) 740,000 724,115
HPEFS Equipment Trust,
Series 2023-1A, Class A3,
5.41%, 2/22/2028(a) 745,000 737,978
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 145,000 142,773
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 270,000 268,500

74 - Statements of Investments - October 31, 2023 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Series 2023-2A, Class A3,
5.28%, 1/18/2028(a) 280,000 276,051
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 270,000 267,235
SCF Equipment Leasing LLC,
Series 2022-1A, Class A3,
2.92%, 7/20/2029(a) 420,000 405,628
5,312,160
Other 2 .3%
ACHV ABS TRUST
Series 2023-1PL, Class A,
6.42%, 3/18/2030(a) 2,255 2,255
Series 2023-2PL, Class A,
6.42%, 5/20/2030(a) 33,920 33,908
Series 2023-3PL, Class A,
6.60%, 8/19/2030(a) 70,183 70,164
Affirm Asset Securitization
Trust, Series 2023-B, Class
A, 6.82%, 9/15/2028(a) 245,000 245,169
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 147,133 129,056
BHG Securitization Trust
Series 2022-C, Class A,
5.32%, 10/17/2035(a) 82,182 81,557
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 285,000 284,962
FREED ABS Trust, Series
2022-4FP, Class B, 7.58%,
12/18/2029(a) 285,265 286,066
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 275,000 261,601
Hilton Grand Vacations Trust,
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 195,877 196,329
Marlette Funding Trust
Series 2022-3A, Class A,
5.18%, 11/15/2032(a) 57,742 57,515
Series 2023-2A, Class A,
6.04%, 6/15/2033(a) 291,352 290,145
Series 2023-3A, Class A,
6.49%, 9/15/2033(a) 244,301 243,937
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 384,814
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 490,000 466,684
3,034,162
Student Loan 0 .8%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 147,134 138,814
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 86,752 78,091
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 93,316 79,965
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 33,726 29,573
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 295,645 250,221
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 649,285 542,170
1,118,834
Total Asset-Backed Securities
(cost $39,226,406)
38,463,511
Collateralized Mortgage Obligations 0 .5%
FHLMC REMIC
Series 3585, Class LA,
3.50%, 10/15/2024 688 682
Series 3721, Class PE,
3.50%, 9/15/2040 42,152 38,915
FNMA REMIC
Series 2012-100, Class WA,
1.50%, 9/25/2027 66,153 61,973
Series 2012-93, Class DP,
1.50%, 9/25/2027 55,688 52,290
GNMA REMIC
Series 2009-104, Class KE,
2.50%, 8/16/2039 3,707 3,626
Series 2011-39, Class NE,
3.50%, 9/16/2039 36,740 36,157
Series 2010-H22, Class FE,
5.79%, 5/20/2059(b) 12,151 12,068
Series 2011-H11, Class FA,
5.94%, 3/20/2061(b) 96,064 95,632
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,323 4,009
Series 2012-H18, Class NA,
5.96%, 8/20/2062(b) 30,817 30,656
Series 2016-H13, Class FT,
6.02%, 5/20/2066(b) 10,799 10,767
Series 2017-H25, Class FD,
4.95%, 12/20/2067(b) 33,373 32,727
Series 2019-H01, Class FJ,
4.53%, 9/20/2068(b) 40,478 40,318
Series 2019-H01, Class FT,
5.84%, 10/20/2068(b) 110,364 109,978
Series 2019-H13, Class FT,
5.84%, 8/20/2069(b) 154,437 154,230
Total Collateralized Mortgage Obligations
(cost $701,335)
684,028

Nationwide Loomis Short Term Bond Fund - October 31, 2023 - Statements of Investments - 75
Commercial Mortgage-Backed Securities 4 .7%
Principal
Amount ($) Value ($)
AOA Mortgage Trust, Series
2021-1177, Class A, 6.32%,
10/15/2038(a)(b) 430,000 388,075
BANK5, Series 2023-
5YR3, Class A3, 6.72%,
9/15/2056(b) 175,000 177,268
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
7.59%, 10/15/2037(a)(b) 425,000 412,201
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 312,249
BPR Trust
Series 2022-OANA, Class
A, 7.23%, 4/15/2037(a)(b) 200,000 195,491
Series 2021-NRD, Class A,
6.86%, 12/15/2038(a)(b) 350,000 330,659
Series 2022-SSP, Class A,
8.33%, 5/15/2039(a)(b) 455,000 450,738
CFCRE Commercial Mortgage
Trust REMIC, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 317,393
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
6.40%, 10/15/2038(a)(b) 410,000 406,421
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 328,208
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 137,031
DROP Mortgage Trust, Series
2021-FILE, Class A, 6.60%,
10/15/2043(a)(b) 525,000 487,786
GS Mortgage Securities Corp.
II, Series 2023-SHIP, Class
A, 4.32%, 9/10/2038(a)(b) 215,000 205,125
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 100,000 87,782
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 350,000 258,370
Hudsons Bay Simon JV Trust,
Series 2015-HB7, Class A7,
3.91%, 8/5/2034(a) 110,000 95,443
Med Trust, Series 2021-
MDLN, Class A, 6.40%,
11/15/2038(a)(b) 348,328 338,072
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 432,888 356,237
OPG Trust, Series 2021-
PORT, Class A, 5.93%,
10/15/2036(a)(b) 522,687 507,950
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/15/2040(a) 230,000 219,433
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 8.50%,
11/15/2027(a)(b) 307,641 219,963
Total Commercial Mortgage-Backed
Securities
(cost $6,759,779) 6,231,895
Corporate Bonds 51 .6%
Aerospace & Defense 0 .3%
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027 275,000 270,074
RTX Corp. ,
5.00%, 2/27/2026(c) 180,000 176,887
446,961
Automobiles 1 .4%
BMW US Capital LLC ,
5.05%, 8/11/2028(a) 480,000 466,577
Hyundai Capital America ,
5.95%, 9/21/2026(a) 480,000 475,812
Kia Corp. ,
2.38%, 2/14/2025(a) 520,000 496,639
Nissan Motor Acceptance Co.
LLC ,
7.05%, 9/15/2028(a) 125,000 123,454
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 329,804
1,892,286
Banks 13 .9%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d) 400,000 395,618
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(d) 345,000 349,239
ANZ New Zealand Int'l Ltd. ,
2.17%, 2/18/2025(a) 300,000 285,788
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 215,000 211,809
Australia & New Zealand
Banking Group Ltd. ,
5.38%, 7/3/2025 430,000 428,005
Series 3a2, 5.67%,
10/3/2025 250,000 250,375
Banco Santander SA ,
6.61%, 11/7/2028 600,000 600,567
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(d) 465,000 445,540
Bank of America NA ,
5.65%, 8/18/2025 700,000 697,933
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 359,119

76 - Statements of Investments - October 31, 2023 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Ireland Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(d) 200,000 198,124
Bank of Montreal ,
5.72%, 9/25/2028(c) 345,000 337,814
Canadian Imperial Bank of
Commerce ,
5.99%, 10/3/2028(c) 685,000 676,505
Citibank NA ,
5.80%, 9/29/2028 685,000 676,478
Citigroup, Inc. ,
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 150,000 139,430
Commonwealth Bank of
Australia ,
5.50%, 9/12/2025 490,000 489,489
Cooperatieve Rabobank UA ,
5.50%, 7/18/2025 500,000 496,750
5.50%, 10/5/2026 250,000 248,083
Credit Agricole SA ,
(SOFR + 1.86%), 6.32%,
10/3/2029(a)(d) 370,000 363,540
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(d) 330,000 329,130
Fifth Third Bancorp ,
(SOFR + 2.34%), 6.34%,
7/27/2029(c)(d) 200,000 193,720
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(d) 645,000 633,662
HSBC USA, Inc. ,
5.63%, 3/17/2025 370,000 367,593
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d) 245,000 235,516
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 281,188
JPMorgan Chase & Co. ,
(SOFR + 1.57%), 6.09%,
10/23/2029(d) 670,000 666,027
KeyBank NA ,
5.85%, 11/15/2027 415,000 384,333
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
5.99%, 8/7/2027(d) 380,000 374,477
M&T Bank Corp. ,
(SOFR + 2.80%), 7.41%,
10/30/2029(d) 200,000 200,500
Morgan Stanley Bank NA ,
5.88%, 10/30/2026 670,000 669,345
National Australia Bank Ltd. ,
5.20%, 5/13/2025 465,000 462,031
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(d) 600,000 589,775
NatWest Markets plc ,
1.60%, 9/29/2026(a) 455,000 399,029
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 2.28%), 6.88%,
10/20/2034(d) 250,000 249,849
Royal Bank of Canada ,
5.20%, 7/20/2026 355,000 349,213
Santander Holdings USA, Inc. ,
(SOFR + 2.70%), 6.57%,
6/12/2029(d) 175,000 168,913
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
7.02%, 2/8/2030(a)(d) 605,000 604,734
Sumitomo Mitsui Financial
Group, Inc. ,
5.72%, 9/14/2028 690,000 675,262
Swedbank AB ,
6.14%, 9/12/2026(a) 690,000 682,856
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 205,000 206,209
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(d) 455,000 417,021
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(d) 335,000 337,506
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(d) 795,000 766,543
(SOFR + 1.79%), 6.30%,
10/23/2029(d) 670,000 664,459
18,559,097
Beverages 0 .4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 549,335
Broadline Retail 0 .3%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 326,313
Capital Markets 5 .3%
Ares Capital Corp. ,
2.88%, 6/15/2028 240,000 198,639
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(d) 55,000 53,454
(SOFR + 1.60%), 6.32%,
10/25/2029(d) 670,000 675,183
Barings BDC, Inc. ,
3.30%, 11/23/2026 105,000 91,884

Nationwide Loomis Short Term Bond Fund - October 31, 2023 - Statements of Investments - 77
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026 230,000 196,906
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 235,000 190,458
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 210,000 196,236
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(a) 340,000 332,387
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 350,000 324,258
Charles Schwab Corp. (The) ,
5.88%, 8/24/2026 615,000 610,745
Credit Suisse AG ,
5.00%, 7/9/2027 350,000 333,976
Deutsche Bank AG ,
(SOFR + 3.65%), 7.08%,
2/10/2034(d) 240,000 211,420
FS KKR Capital Corp. ,
3.25%, 7/15/2027 200,000 171,904
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(d) 700,000 692,822
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 240,000 209,856
Hercules Capital, Inc. ,
3.38%, 1/20/2027 255,000 222,153
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 230,000 222,020
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 750
Main Street Capital Corp. ,
3.00%, 7/14/2026 180,000 159,313
Morgan Stanley ,
(SOFR + 0.46%), 5.77%,
1/25/2024(d) 1,080,000 1,079,989
Morgan Stanley Direct
Lending Fund ,
4.50%, 2/11/2027 145,000 133,054
State Street Corp. ,
5.27%, 8/3/2026 240,000 236,164
UBS AG ,
5.65%, 9/11/2028 560,000 548,027
7,091,598
Chemicals 0 .9%
Celanese US Holdings LLC ,
6.17%, 7/15/2027 425,000 414,820
EIDP, Inc. ,
4.50%, 5/15/2026 470,000 456,349
Nutrien Ltd. ,
5.90%, 11/7/2024 335,000 334,279
1,205,448
Consumer Finance 4 .6%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 280,000 277,254
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ally Financial, Inc. ,
7.10%, 11/15/2027 325,000 318,423
American Express Co. ,
(SOFR + 1.28%), 5.28%,
7/27/2029(c)(d) 495,000 475,153
(SOFR + 1.94%), 6.49%,
10/30/2031(d) 90,000 90,135
American Honda Finance
Corp. ,
5.85%, 10/4/2030 370,000 367,387
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 332,183
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 200,690
Capital One Financial Corp. ,
(SOFR + 0.69%), 1.34%,
12/6/2024(d) 25,000 24,749
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 340,000 340,051
(SOFR + 2.64%), 6.31%,
6/8/2029(d) 375,000 359,052
Discover Financial Services ,
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(d) 335,000 332,667
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 200,000 188,862
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 615,000 612,470
Harley-Davidson Financial
Services, Inc. ,
3.35%, 6/8/2025(a) 55,000 52,307
6.50%, 3/10/2028(a) 425,000 416,148
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 188,723
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 478,549
Navient Corp. ,
11.50%, 3/15/2031 335,000 334,364
PACCAR Financial Corp. ,
5.05%, 8/10/2026 335,000 332,958
Synchrony Financial ,
4.88%, 6/13/2025 55,000 52,161
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026 400,000 395,037
6,169,323
Containers & Packaging 0 .6%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 185,000 179,122
Sonoco Products Co. ,
1.80%, 2/1/2025 655,000 619,926
799,048
Distributors 0 .5%
Genuine Parts Co. ,
6.50%, 11/1/2028 670,000 669,955

78 - Statements of Investments - October 31, 2023 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs 0 .4%
GLP Capital LP ,
5.25%, 6/1/2025 600,000 585,237
Diversified Telecommunication Services 0 .3%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 399,359
Electric Utilities 3 .0%
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 385,000 381,837
Edison International ,
4.70%, 8/15/2025 585,000 568,379
Electricite de France SA ,
5.70%, 5/23/2028(a) 205,000 200,611
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 490,000 473,133
NextEra Energy Capital
Holdings, Inc. ,
(United States SOFR
Compounded Index
+ 0.40%), 5.78%,
11/3/2023(d) 170,000 170,000
6.05%, 3/1/2025 190,000 189,891
5.75%, 9/1/2025 285,000 283,660
Pacific Gas and Electric Co. ,
3.25%, 2/16/2024 465,000 460,932
Pennsylvania Electric Co. ,
5.15%, 3/30/2026(a) 100,000 97,782
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 750,000 737,457
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 375,000 366,429
3,930,111
Electronic Equipment, Instruments & Components 0 .3%
Avnet, Inc. ,
6.25%, 3/15/2028 265,000 261,488
Flex Ltd. ,
6.00%, 1/15/2028 180,000 178,180
439,668
Entertainment 0 .2%
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024 22,000 21,764
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 285,000 262,371
284,135
Financial Services 1 .7%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 331,280
Corebridge Financial, Inc. ,
6.05%, 9/15/2033(a) 75,000 70,402
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 306,099
6.27%, 6/26/2026(a) 115,000 114,360
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 285,000 278,320
Global Payments, Inc. ,
1.50%, 11/15/2024 275,000 261,664
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 270,000 269,893
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(c)(d) 375,000 374,398
Synchrony Bank ,
5.40%, 8/22/2025 305,000 291,274
2,297,690
Food Products 1 .1%
Cargill, Inc. ,
4.50%, 6/24/2026(a) 100,000 97,550
Conagra Brands, Inc. ,
5.30%, 10/1/2026 485,000 476,705
J M Smucker Co. (The) ,
5.90%, 11/15/2028 520,000 515,896
JBS USA LUX SA ,
5.13%, 2/1/2028 370,000 347,466
1,437,617
Gas Utilities 0 .1%
Atmos Energy Corp. ,
5.90%, 11/15/2033 110,000 108,385
Ground Transportation 0 .4%
Penske Truck Leasing Co. LP ,
4.00%, 7/15/2025(a) 45,000 43,298
Ryder System, Inc. ,
6.30%, 12/1/2028 500,000 498,108
541,406
Health Care Equipment & Supplies 0 .3%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024 360,000 358,274
Hotels, Restaurants & Leisure 0 .7%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 281,000 280,688
Hyatt Hotels Corp. ,
5.38%, 4/23/2025(f) 65,000 64,164
5.75%, 1/30/2027 250,000 247,072
Marriott International, Inc. ,
5.55%, 10/15/2028 290,000 282,604
874,528
Independent Power and Renewable Electricity Producers
0 .2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 297,625
Insurance 3 .7%
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 255,000 253,567
1.75%, 1/13/2025(a) 375,000 354,826

Nationwide Loomis Short Term Bond Fund - October 31, 2023 - Statements of Investments - 79
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Equitable Financial Life Global
Funding ,
5.50%, 12/2/2025(a) 435,000 428,206
F&G Global Funding ,
5.15%, 7/7/2025(a) 390,000 378,891
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 565,000 561,650
Guardian Life Global Funding ,
1.10%, 6/23/2025(a)(c) 995,000 921,392
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 305,000 287,253
MassMutual Global Funding II ,
4.15%, 8/26/2025(a) 202,000 196,565
Mutual of Omaha Cos. Global
Funding ,
5.80%, 7/27/2026(a) 335,000 333,805
Pricoa Global Funding I ,
5.55%, 8/28/2026(a) 485,000 482,581
Protective Life Global
Funding ,
4.71%, 7/6/2027(a) 245,000 234,688
Security Benefit Global
Funding ,
1.25%, 5/17/2024(a) 450,000 436,171
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a) 135,000 109,723
4,979,318
Machinery 0 .4%
CNH Industrial Capital LLC ,
5.45%, 10/14/2025 170,000 168,697
5.50%, 1/12/2029 215,000 208,397
Daimler Truck Finance North
America LLC ,
5.40%, 9/20/2028(a) 205,000 198,676
575,770
Media 0 .3%
Fox Corp. ,
6.50%, 10/13/2033 335,000 327,183
Metals & Mining 0 .9%
BHP Billiton Finance USA Ltd. ,
4.88%, 2/27/2026 520,000 511,888
Glencore Funding LLC ,
6.13%, 10/6/2028(a) 335,000 332,099
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 350,000 350,000
1,193,987
Mortgage Real Estate Investment Trusts (REITs) 0 .3%
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a) 40,000 40,000
3.75%, 12/31/2024(a) 355,000 335,475
375,475
Multi-Utilities 1 .7%
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026 490,000 482,543
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 295,000 287,972
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
DTE Energy Co. ,
4.22%, 11/1/2024(f) 375,000 367,684
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023 675,000 674,393
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 400,000 397,588
2,210,180
Office REITs 0 .1%
Hudson Pacific Properties LP ,
5.95%, 2/15/2028 195,000 153,495
Oil, Gas & Consumable Fuels 2 .1%
Civitas Resources, Inc. ,
8.63%, 11/1/2030(a)(c) 205,000 208,654
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a)(c) 110,000 110,788
Enbridge, Inc. ,
5.70%, 3/8/2033(c) 165,000 154,281
EQT Corp. ,
6.13%, 2/1/2025(f) 133,000 132,591
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 69,407
ONEOK, Inc. ,
5.55%, 11/1/2026 250,000 246,981
Ovintiv, Inc. ,
5.65%, 5/15/2028 345,000 334,959
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 460,000 454,926
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 305,000 300,852
TransCanada PipeLines Ltd. ,
(United States SOFR
Compounded Index +
1.52%), 6.87%, 3/9/2026(d) 520,000 521,419
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026 300,000 296,595
2,831,453
Passenger Airlines 0 .3%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 251,465
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 111,314
362,779
Pharmaceuticals 0 .7%
Bristol-Myers Squibb Co. ,
5.75%, 2/1/2031 670,000 665,932
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 208,826
874,758
Real Estate Management & Development 0 .1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 137,962

80 - Statements of Investments - October 31, 2023 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs 0 .5%
Camden Property Trust ,
5.85%, 11/3/2026 670,000 670,030
Retail REITs 0 .5%
Federal Realty OP LP ,
3.95%, 1/15/2024 665,000 661,164
Semiconductors & Semiconductor Equipment 0 .2%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 245,000 218,845
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 100,000 94,511
313,356
Specialty Retail 0 .8%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 140,000 135,935
AutoZone, Inc. ,
5.05%, 7/15/2026 390,000 383,372
6.25%, 11/1/2028 165,000 166,663
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 400,000 391,027
1,076,997
Tobacco 0 .7%
Altria Group, Inc. ,
6.20%, 11/1/2028 595,000 591,686
BAT Capital Corp. ,
6.34%, 8/2/2030 300,000 291,154
882,840
Trading Companies & Distributors 1 .4%
Air Lease Corp. ,
0.70%, 2/15/2024 505,000 496,757
0.80%, 8/18/2024 200,000 191,246
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 275,275
6.50%, 7/18/2028(a) 105,000 101,128
GATX Corp. ,
6.90%, 5/1/2034 150,000 149,747
TTX Co. ,
5.50%, 9/25/2026(a) 685,000 679,226
1,893,379
Total Corporate Bonds
(cost $71,019,146)
68,783,525
Mortgage-Backed Securities 0 .4%
FHLMC Gold Pool
Pool# G13746
4.50%, 1/1/2025 8,615 8,608
Pool# G13888
5.00%, 6/1/2025 124 120
Pool# J19197
3.00%, 5/1/2027 70,709 68,146
Pool# C00748
6.00%, 4/1/2029 3,254 3,236
Pool# C01418
5.50%, 10/1/2032 26,476 26,079
Pool# G01740
5.50%, 12/1/2034 14,771 14,550
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G04342
6.00%, 4/1/2038 18,631 18,707
FHLMC Non Gold Pool
Pool# 972136
4.35%, 1/1/2034(b) 16,430 16,481
Pool# 848191
4.90%, 12/1/2034(b) 88,982 87,462
FNMA Pool# 815323 ,
7.00%, 1/1/2035 (b) 22,983
23,234
FNMA UMBS Pool
Pool# 931892
4.50%, 9/1/2024 34,101 34,024
Pool# AL0802
4.50%, 4/1/2025 6,681 6,666
Pool# AB2518
4.00%, 3/1/2026 11,350 11,039
Pool# AB4998
3.00%, 4/1/2027 124,582 119,902
Pool# 190307
8.00%, 6/1/2030 263 272
Pool# 253516
8.00%, 11/1/2030 203 207
Pool# 725773
5.50%, 9/1/2034 32,766 32,227
Pool# 811773
5.50%, 1/1/2035 33,092 32,510
GNMA Pool# 5080 ,
4.00%, 6/20/2026 16,363
16,019
Total Mortgage-Backed Securities
(cost $540,167)
519,489
U.S. Treasury Obligations 12 .9%
U.S. Treasury Notes
5.00%, 8/31/2025 13,975,000 13,945,521
5.00%, 9/30/2025 3,340,000 3,333,868
Total U.S. Treasury Obligations
(cost $17,267,821)
17,279,389

Nationwide Loomis Short Term Bond Fund - October 31, 2023 - Statements of Investments - 81
Repurchase Agreement 0 .8%
Principal
Amount ($) Value ($)
CF Secured, LLC
5.30%, dated
10/31/2023, due
11/1/2023, repurchase
price $1,109,806,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$1,132,002. (g)(h) 1,109,643 1,109,643
Total Repurchase Agreement
(cost $1,109,643)
1,109,643
Total Investments
(cost $136,624,297) — 99.7%
133,071,480
Other assets in excess of
liabilities — 0.3% 337,027
NET ASSETS — 100.0%
$ 133,408,507
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $53,553,526 which represents 40.14% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2023.
(c) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $2,575,040, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,109,643 and by $1,530,935 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 7.63%, and maturity dates
ranging from 11/15/2023 – 8/15/2053, a total value of
$2,640,578.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2023.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2023.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $1,109,643.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

82 - Statements of Investments - October 31, 2023 - Nationwide Loomis Short Term Bond Fund
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 3 12/2023 USD 607,266 (2,382)
Total long contracts (2,382)
Short Contracts
U.S. Treasury 10 Year Note (50) 12/2023 USD (5,308,594) 112,401
U.S. Treasury 10 Year Ultra Note (8) 12/2023 USD (870,625) (891)
Total short contracts 111,510
Net contracts 109,128
As of October 31, 2023, the Fund had $327,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

84 - Statements of Assets and Liabilities - October 31, 2023 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
Assets:
Investment securities, at value
*
$ 535,715,573
Repurchase agreements, at value 2,192,016
Cash 1,537,702
Cash pledged for swap contracts —
Deposits with broker for futures contracts 1,119,288
Foreign currencies, at value 47
Interest and dividends receivable 4,462,895
Security lending income receivable 6,708
Receivable for investments sold 168,000
Receivable for capital shares issued 2,673
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 13,119
Total Assets 545,218,021
Liabilities:
Payable for investments purchased 1,399,527
Distributions payable 1,533
Payable for capital shares redeemed 1,024,835
Payable for variation margin on futures contracts 247,190
Payable for variation margin on centrally cleared swap contracts —
Written options, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 2,192,016
Accrued expenses and other payables:
Investment advisory fees 189,666
Fund administration fees 22,559
Distribution fees 2,246
Administrative servicing fees 979
Accounting and transfer agent fees 4,658
Trustee fees 1,841
Custodian fees 12,079
Compliance program costs (Note 3) 216
Professional fees 10,410
Printing fees 34,291
Other 8,681
Total Liabilities 5,152,727
Net Assets $ 540,065,294
* Includes value of securities on loan (Note 2) 2,613,380
Cost of investment securities 616,564,239
Cost of repurchase agreements 2,192,016
Cost of foreign currencies 49
Premiums of written options —
Represented by:
Capital $ 676,052,697
Total distributable earnings (loss) (135,987,403)
Net Assets $ 540,065,294

Fixed lncome Funds - October 31, 2023 - Statements of Assets and Liabilities - 85
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 259,131,177 $ 344,949,158 $ 183,453,542 $ 384,398,547 $ 131,961,837
1,829,740 228,000,000 — 4,052,630 1,109,643
5,734,208 1,145,822 2,788,504 7,430,085 921,363
244,845 — — — —
1,760 — — 1,404,166 327,768
— — — — —
2,163,945 803,905 431,657 2,742,226 963,510
1,351 — 18 2,996 1,054
— — 5,146 13,393,224 6,658,999
2,144 181,282 6,154 29,718 26,110
— — — 111,069 1,054
11,892 — 5,609 — 4,601
24,228 23,002 22,417 28,608 31,404
269,145,290 575,103,169 186,713,047 413,593,269 142,007,343
— 17,859,724 1,492,021 22,853,439 6,895,189
2,142 3,458 — 1,000 2,540
92,486 584,926 146,821 342,739 502,614
31,891 — — — —
22,987 — — — —
46,885 — — — —
1,829,740 — — 4,052,630 1,109,643
93,374 128,178 39,405 132,470 37,640
15,687 23,236 14,172 19,024 12,083
1,883 166 1,920 2,461 4,320
5,281 111,041 1,453 177,580 4,351
5,336 107,002 2,645 8,538 6,476
903 1,793 618 1,298 445
2,729 4,884 2,153 5,554 1,592
108 213 72 154 52
6,839 9,822 8,389 9,827 6,186
14,367 101,988 21,851 16,999 8,546
8,045 13,501 3,346 4,847 7,159
2,180,683 18,949,932 1,734,866 27,628,560 8,598,836
$ 266,964,607 $ 556,153,237 $ 184,978,181 $ 385,964,709 $ 133,408,507
11,144,196 — — 11,721,182 2,575,040
298,624,429 344,948,876 206,136,955 423,070,871 135,514,654
1,829,740 228,000,000 — 4,052,630 1,109,643
— — — — —
(39,973) — — — —
$ 336,943,552 $ 556,155,997 $ 221,018,721 $ 499,205,492 $ 146,516,240
(69,978,945) (2,760) (36,040,540) (113,240,783) (13,107,733)
$ 266,964,607 $ 556,153,237 $ 184,978,181 $ 385,964,709 $ 133,408,507

86 - Statements of Assets and Liabilities - October 31, 2023 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
Net Assets:
Class A Shares $ 10,449,292
Class C Shares —
Class R6 Shares 524,557,571
Institutional Service Class Shares 5,058,431
Investor Shares —
Service Class Shares —
Total $ 540,065,294
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,256,449
Class C Shares —
Class R6 Shares 63,030,582
Institutional Service Class Shares 607,707
Investor Shares —
Service Class Shares —
Total 64,894,738
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .32 (a)
Class C Shares $ —
Class R6 Shares $ 8 .32
Institutional Service Class Shares $ 8 .32
Investor Shares $ —
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8 .69
Maximum Sales Charge:
Class A Shares 4 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(d) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Fixed lncome Funds - October 31, 2023 - Statements of Assets and Liabilities - 87
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 7,107,144 $ — $ 9,068,659 $ 9,252,954 $ 17,067,261
371,151 — — 752,362 989,530
234,146,753 203,362,893 157,102,101 133,234,865 106,340,333
25,339,559 — 18,807,421 242,724,528 9,011,383
— 351,355,289 — — —
— 1,435,055 — — —
$ 266,964,607 $ 556,153,237 $ 184,978,181 $ 385,964,709 $ 133,408,507
926,612 — 1,061,048 1,058,731 1,772,180
48,323 — — 86,660 101,494
30,469,566 203,366,397 18,222,834 14,945,860 11,021,153
3,299,320 — 2,184,140 27,226,053 934,099
— 351,358,512 — — —
— 1,435,085 — — —
34,743,821 556,159,994 21,468,022 43,317,304 13,828,926
$ 7 .67 (b) $ — $ 8 .55 (b) $ 8 .74 (c) $ 9 .63 (c)
$ 7 .68 (d) $ — $ — $ 8 .68 (d) $ 9 .75 (d)
$ 7 .68 $ 1 .00 $ 8 .62 $ 8 .91 $ 9 .65
$ 7 .68 $ — $ 8 .61 $ 8 .92 $ 9 .65
$ — $ 1 .00 $ — $ — $ —
$ — $ 1 .00 $ — $ — $ —
$ 7 .85 $ — $ 8 .75 $ 8 .94 $ 9 .85
2 .25% – % 2 .25% 2 .25% 2 .25%

88 - Statements of Operations - For the Year Ended October 31, 2023 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY
Mellon Core Plus
Bond ESG Fund
INVESTMENT INCOME:
Interest income $ 25,276,582
Dividend income 249,213
Income from securities lending (Note 2) 3,532
Total Income 25,529,327
EXPENSES:
Investment advisory fees 2,566,093
Fund administration fees 194,616
Distribution fees Class A 28,874
Distribution fees Class C —
Distribution fees Service Class —
Administrative servicing fees Class A 9,986
Administrative servicing fees Class C —
Administrative servicing fees Institutional Service Class 6,253
Administrative servicing fees Investor —
Administrative servicing fees Service Class —
Registration and filing fees 39,496
Professional fees 62,050
Printing fees 15,873
Trustee fees 21,273
Custodian fees 15,420
Accounting and transfer agent fees 23,964
Compliance program costs (Note 3) 2,690
Other 7,738
Total expenses before fees waived and expenses reimbursed 2,994,326
Investment advisory fees waived (Note 3) (217,696)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,776,630
NET INVESTMENT INCOME 22,752,697
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (22,066,863)
Expiration or closing of futures contracts (Note 2) 1,389,645
Foreign currency transactions (Note 2) 2
Expiration or closing of written option contracts (Note 2) —
TBA Sale Commitments (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (20,677,216)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 9,379,759
Futures contracts (Note 2) (3,055,161)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (3)
Written options contracts (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 6,324,595
Net realized/unrealized gains (losses) (14,352,621)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 8,400,076

Fixed Income Funds - For the Year Ended October 31, 2023 - Statements of Operations - 89
Nationwide Bond
Fund
Nationwide
Government Money
Market Fund
Nationwide
Inflation-Protected
Securities Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 11,204,391 $ 27,053,867 $ 8,898,417 $ 16,291,802 $ 6,261,090
— — — — —
15,811 — 204 32,189 814
11,220,202 27,053,867 8,898,621 16,323,991 6,261,904
1,129,816 1,674,460 494,969 1,786,272 506,244
112,625 173,959 86,503 154,546 73,476
19,923 — 24,207 25,152 44,716
4,618 — — 6,501 10,185
— 2,512 — — —
5,478 — 16,962 6,036 17,886
343 — — 327 1,358
22,746 — 30,294 719,278 11,696
— 347,278 — — —
— 2,512 — — —
56,394 44,179 43,134 56,555 53,216
53,233 31,777 47,289 60,043 48,215
4,735 2,392 2,590 4,963 792
10,292 21,145 7,388 16,646 5,377
8,118 4,980 6,072 17,369 4,072
25,641 596,196 13,570 40,677 29,329
1,299 2,622 925 2,112 679
6,473 5,883 2,810 6,670 2,231
1,461,734 2,909,895 776,713 2,903,147 809,472
— (150,696) — — (17,547)
(188,803) (143) (110,891) — (72,329)
1,272,931 2,759,056 665,822 2,903,147 719,596
9,947,271 24,294,811 8,232,799 13,420,844 5,542,308
(5,670,193) — (5,154,840) (12,772,679) (2,548,122)
(1,223,128) — 82,632 (3,878,844) 339,349
— — — — —
223,064 — — — —
— — — 13,897 —
(608,638) — — — —
(7,278,895) — (5,072,208) (16,637,626) (2,208,773)
(1,698,067) 282 (3,159,861) 10,919,241 4,527,105
(275,477) — (602,500) 543,090 (400,184)
— — — — —
(225,351) — — — —
195,768 — — — —
(2,003,127) 282 (3,762,361) 11,462,331 4,126,921
(9,282,022) 282 (8,834,569) (5,175,295) 1,918,148
$ 665,249 $ 24,295,093 $ (601,770) $ 8,245,549 $ 7,460,456

The accompanying notes are an integral part of these financial statements.
90 - Statements of Changes in Net Assets - October 31, 2023 - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 22,752,697 $ 18,880,091
Net realized gains (losses) (20,677,216) (29,092,593)
Net change in unrealized appreciation/depreciation 6,324,595 (106,102,251)
Change in net assets resulting from operations 8,400,076 (116,314,753)
Distributions to Shareholders From:
Distributable earnings:
Class A (427,433) (444,937)
Class C — —
Class R6 (22,482,798) (27,125,314)
Institutional Service Class (230,074) (317,707)
Investor — —
Service Class — —
Change in net assets from shareholder distributions (23,140,305) (27,887,958)
Change in net assets from capital transactions (222,065) (348,075,385)
Change in net assets (14,962,294) (492,278,096)
Net Assets:
Beginning of year 555,027,588 1,047,305,684
End of year $ 540,065,294 $ 555,027,588

Fixed Income Funds - October 31, 2023 - Statements of Changes in Net Assets - 91
Nationwide Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 9,947,271 $ 7,232,944 $ 24,294,811 $ 3,717,924
(7,278,895) (21,252,028) — 60
(2,003,127) (44,456,578) 282 —
665,249 (58,475,662) 24,295,093 3,717,984
(259,739) (352,724) — —
(11,484) (22,862) — —
(8,600,569) (8,938,656) (9,232,691) (1,490,622)
(993,141) (1,144,766) — —
— — (14,993,961) (2,243,763)
— — (68,157) (10,707)
(9,864,933) (10,459,008) (24,294,809) (3,745,092)
8,345,746 (5,313,429) (5,974,620) 4,370,388
(853,938) (74,248,099) (5,974,336) 4,343,280
267,818,545 342,066,644 562,127,573 557,784,293
$ 266,964,607 $ 267,818,545 $ 556,153,237 $ 562,127,573

The accompanying notes are an integral part of these financial statements.
92 - Statements of Changes in Net Assets - October 31, 2023 - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,367,845 $ 264,934
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 415,214 433,137
Cost of shares redeemed (1,801,256) (3,296,973)
Total Class A Shares (18,197) (2,598,902)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 22,281,076 47,681,499
Dividends reinvested 22,480,359 26,905,845
Cost of shares redeemed (43,436,980) (417,372,715)
Total Class R6 Shares 1,324,455 (342,785,371)
Institutional Service Class Shares
Proceeds from shares issued 896,137 650,517
Dividends reinvested 227,075 315,700
Cost of shares redeemed (2,651,535) (3,657,329)
Total Institutional Service Class Shares (1,528,323) (2,691,112)
Investor Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Investor Shares — —
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (222,065) $ (348,075,385)

Fixed Income Funds - October 31, 2023 - Statements of Changes in Net Assets - 93
Nationwide Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 150,249 $ 251,664 $ — $ —
31,828 16,503 — —
245,641 336,403 — —
(1,186,499) (4,770,744) — —
(758,781) (4,166,174) — —
650 64,936 — —
10,999 22,799 — —
(31,828) (16,503) — —
(154,400) (530,137) — —
(174,579) (458,905) — —
14,819,440 2,061,683 81,957,945 76,626,854
8,600,569 8,938,651 9,232,228 1,490,572
(11,689,183) (9,259,145) (100,958,943) (83,031,705)
11,730,826 1,741,189 (9,768,770) (4,914,279)
2,588,838 4,463,766 — —
980,699 1,129,250 — —
(6,021,257) (8,022,555) — —
(2,451,720) (2,429,539) — —
— — 97,181,576 114,980,876
— — 14,945,296 2,238,478
— — (107,872,369) (108,330,353)
— — 4,254,503 8,889,001
— — 554,451 606,454
— — 68,157 10,707
— — (1,082,961) (221,495)
— — (460,353) 395,666
$ 8,345,746 $ (5,313,429) $ (5,974,620) $ 4,370,388

The accompanying notes are an integral part of these financial statements.
94 - Statements of Changes in Net Assets - October 31, 2023 - Fixed Income Funds
Nationwide BNY Mellon Core Plus Bond ESG
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 152,572 28,403
Issued in class conversion (Note 1) — —
Reinvested 47,174 44,625
Redeemed (204,841) (338,070)
Total Class A Shares (5,095) (265,042)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 2,502,789 4,659,316
Reinvested 2,552,693 2,756,684
Redeemed (4,949,311) (41,213,319)
Total Class R6 Shares 106,171 (33,797,319)
Institutional Service Class Shares
Issued 102,989 67,568
Reinvested 25,751 32,429
Redeemed (301,383) (376,891)
Total Institutional Service Class Shares (172,643) (276,894)
Investor Shares
Issued — —
Reinvested — —
Redeemed — —
Total Investor Shares — —
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (71,567) (34,339,255)

Fixed Income Funds - October 31, 2023 - Statements of Changes in Net Assets - 95
Nationwide Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
18,493 26,926 — —
3,859 2,029 — —
30,261 36,602 — —
(146,699) (510,842) — —
(94,086) (445,285) — —
80 7,002 — —
1,351 2,460 — —
(3,852) (2,026) — —
(19,017) (59,833) — —
(21,438) (52,397) — —
1,804,811 223,209 81,957,946 76,626,854
1,058,436 983,337 9,232,228 1,490,573
(1,430,198) (1,028,178) (100,958,943) (83,031,705)
1,433,049 178,368 (9,768,769) (4,914,278)
318,271 490,697 — —
120,649 123,938 — —
(743,016) (888,915) — —
(304,096) (274,280) — —
— — 97,181,577 114,980,876
— — 14,945,296 2,238,478
— — (107,872,370) (108,330,352)
— — 4,254,503 8,889,002
— — 554,451 606,454
— — 68,158 10,707
— — (1,082,962) (221,495)
— — (460,353) 395,666
1,013,429 (593,594) (5,974,619) 4,370,390

The accompanying notes are an integral part of these financial statements.
96 - Statements of Changes in Net Assets - October 31, 2023 - Fixed Income Funds
Nationwide Inflation-Protected Securities
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 8,232,799 $ 14,768,182
Net realized losses (5,072,208) (633,007)
Net change in unrealized appreciation/depreciation (3,762,361) (42,873,792)
Change in net assets resulting from operations (601,770) (28,738,617)
Distributions to Shareholders From:
Distributable earnings:
Class A (316,288) (1,049,095)
Class C — —
Class R6 (6,258,558) (18,809,114)
Institutional Service Class (706,612) (2,277,019)
Change in net assets from shareholder distributions (7,281,458) (22,135,228)
Change in net assets from capital transactions (7,106,873) (7,552,540)
Change in net assets (14,990,101) (58,426,385)
Net Assets:
Beginning of year 199,968,282 258,394,667
End of year $ 184,978,181 $ 199,968,282
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,186,529 $ 2,932,263
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 312,703 1,040,314
Cost of shares redeemed (1,827,673) (3,408,609)
Total Class A Shares (328,441) 563,968
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 6,294,139 8,611,434
Dividends reinvested 6,258,558 18,809,109
Cost of shares redeemed (18,185,679) (34,470,463)
Total Class R6 Shares (5,632,982) (7,049,920)
Institutional Service Class Shares
Proceeds from shares issued 2,225,617 4,037,779
Dividends reinvested 680,102 2,209,797
Cost of shares redeemed (4,051,169) (7,314,164)
Total Institutional Service Class Shares (1,145,450) (1,066,588)
Change in net assets from capital transactions $ (7,106,873) $ (7,552,540)

Fixed Income Funds - October 31, 2023 - Statements of Changes in Net Assets - 97
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 13,420,844 $ 10,080,826 $ 5,542,308 $ 3,423,180
(16,637,626) (49,729,077) (2,208,773) (4,419,965)
11,462,331 (53,893,069) 4,126,921 (9,006,046)
8,245,549 (93,541,320) 7,460,456 (10,002,831)
(316,153) (363,855) (639,561) (321,759)
(23,467) (31,990) (40,492) (26,451)
(5,033,848) (5,403,026) (4,498,830) (2,807,321)
(9,080,107) (10,856,246) (390,776) (312,973)
(14,453,575) (16,655,117) (5,569,659) (3,468,504)
(70,596,294) (36,546,697) (17,520,921) (30,389,869)
(76,804,320) (146,743,134) (15,630,124) (43,861,204)
462,769,029 609,512,163 149,038,631 192,899,835
$ 385,964,709 $ 462,769,029 $ 133,408,507 $ 149,038,631
$ 255,254 $ 751,620 $ 3,064,590 $ 2,829,657
15,665 905 3,561 91,154
298,556 341,767 605,225 298,006
(1,570,401) (1,831,105) (5,066,799) (3,962,101)
(1,000,926) (736,813) (1,393,423) (743,284)
23,071 20,969 425,055 283,049
23,177 31,449 40,366 26,126
(15,665) (905) (3,561) (91,154)
(159,486) (947,010) (1,098,550) (1,478,618)
(128,903) (895,497) (636,690) (1,260,597)
18,150,256 22,814,007 7,246,878 14,120,606
5,032,162 5,401,750 4,498,279 2,806,726
(32,633,141) (32,476,608) (22,538,241) (42,015,562)
(9,450,723) (4,260,851) (10,793,084) (25,088,230)
40,730,931 30,907,775 2,027,934 2,427,076
9,077,276 10,851,618 387,465 308,011
(109,823,949) (72,412,929) (7,113,123) (6,032,845)
(60,015,742) (30,653,536) (4,697,724) (3,297,758)
$ (70,596,294) $ (36,546,697) $ (17,520,921) $ (30,389,869)

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - October 31, 2023 - Fixed Income Funds
Nationwide Inflation-Protected Securities
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 132,990 279,798
Issued in class conversion (Note 1) — —
Reinvested 35,072 102,602
Redeemed (202,071) (341,007)
Total Class A Shares (34,009) 41,393
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 689,777 825,212
Reinvested 695,850 1,839,847
Redeemed (2,002,380) (3,362,259)
Total Class R6 Shares (616,753) (697,200)
Institutional Service Class Shares
Issued 249,311 394,033
Reinvested 75,711 216,288
Redeemed (446,677) (716,487)
Total Institutional Service Class Shares (121,655) (106,166)
Total change in shares (772,417) (761,973)

Fixed Income Funds - October 31, 2023 - Statements of Changes in Net Assets - 99
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
27,313 71,388 316,692 284,903
1,721 93 368 9,322
32,374 33,513 62,532 30,386
(170,199) (180,836) (523,885) (399,293)
(108,791) (75,842) (144,293) (74,682)
2,483 2,082 43,397 28,024
2,528 3,068 4,120 2,632
(1,733) (93) (363) (9,206)
(17,313) (91,253) (112,263) (148,036)
(14,035) (86,196) (65,109) (126,586)
1,928,556 2,188,938 747,083 1,402,210
534,972 521,526 463,869 285,025
(3,461,617) (3,211,306) (2,327,123) (4,267,099)
(998,089) (500,842) (1,116,171) (2,579,864)
4,349,029 2,909,649 209,757 240,661
964,264 1,042,814 39,964 31,280
(11,560,586) (7,089,971) (733,654) (608,754)
(6,247,293) (3,137,508) (483,933) (336,813)
(7,368,208) (3,800,388) (1,809,506) (3,117,945)

100 - Financial Highlights - October 31, 2023 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Core Plus Bond ESG Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 8.54 $ 0.32 $ (0.21) $ 0.11 $ (0.33) $ — $ (0.33) $ 8.32 1.10% $ 10,449 0.81% 3.63% 0.85% 44.23%
10/31/2022 10.54 0.22 (1.89) (1.67) (0.24) (0.09) (0.33) 8.54 (16.23)% 10,771 0.81% 2.31% 0.84% 103.72%
10/31/2021 10.80 0.18 (0.04) 0.14 (0.21) (0.19) (0.40) 10.54 1.31% 16,089 0.81% 1.69% 0.82% 102.88%
10/31/2020 10.41 0.24 0.41 0.65 (0.26) — (0.26) 10.80 6.38% 18,296 0.82% 2.25% 0.83% 99.33%
10/31/2019 9.74 0.28 0.68 0.96 (0.29) — (0.29) 10.41 10.03% 21,799 0.83% 2.80% 0.84% 113.81%
Class R6 Shares
10/31/2023 8.54 0.35 (0.21) 0.14 (0.36) — (0.36) 8.32 1.43% 524,558 0.48% 3.97% 0.51% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.27) (0.09) (0.36) 8.54 (16.04)% 537,588 0.48% 2.61% 0.51% 103.72%
10/31/2021 10.81 0.22 (0.04) 0.18 (0.25) (0.19) (0.44) 10.55 1.65% 1,020,063 0.48% 2.02% 0.49% 102.88%
10/31/2020 10.42 0.27 0.42 0.69 (0.30) — (0.30) 10.81 6.74% 1,121,592 0.48% 2.58% 0.49% 99.33%
10/31/2019 9.75 0.32 0.68 1.00 (0.33) — (0.33) 10.42 10.40% 1,146,900 0.48% 3.15% 0.49% 113.81%
Institutional Service Class Shares
10/31/2023 8.55 0.34 (0.22) 0.12 (0.35) — (0.35) 8.32 1.21% 5,058 0.58% 3.84% 0.62% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.26) (0.09) (0.35) 8.55 (15.99)% 6,669 0.53% 2.56% 0.56% 103.72%
10/31/2021 10.81 0.21 (0.04) 0.17 (0.24) (0.19) (0.43) 10.55 1.60% 11,153 0.53% 1.97% 0.54% 102.88%
10/31/2020 10.42 0.27 0.41 0.68 (0.29) — (0.29) 10.81 6.66% 16,321 0.55% 2.53% 0.56% 99.33%
10/31/2019 9.75 0.30 0.69 0.99 (0.32) — (0.32) 10.42 10.28% 27,501 0.58% 3.01% 0.59% 113.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - October 31, 2023 - Financial Highlights - 101
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 7.93 $ 0.27 $ (0.26) $ 0.01 $ (0.27) $ — $ (0.27) $ 7.67 (0.07)% $ 7,107 0.76% 3.29% 0.83% 42.21%
10/31/2022 9.95 0.19 (1.93) (1.74) (0.20) (0.08) (0.28) 7.93 (17.77)% 8,090 0.72% 2.07% 0.80% 145.73%
10/31/2021 10.27 0.15 (0.07) 0.08 (0.19) (0.21) (0.40) 9.95 0.75% 14,585 0.72% 1.52% 0.80% 119.56%
10/31/2020 10.00 0.21 0.30 0.51 (0.24) — (0.24) 10.27 5.16% 16,646 0.72% 2.11% 0.79% 56.59%
10/31/2019 9.27 0.26 0.74 1.00 (0.27) — (0.27) 10.00 10.93% 13,439 0.72% 2.69% 0.79% 38.73%
Class C Shares
10/31/2023 7.94 0.21 (0.27) (0.06) (0.20) — (0.20) 7.68 (0.82)% 371 1.51% 2.52% 1.58% 42.21%
10/31/2022 9.96 0.11 (1.92) (1.81) (0.13) (0.08) (0.21) 7.94 (18.40)% 554 1.51% 1.26% 1.59% 145.73%
10/31/2021 10.28 0.08 (0.08) — (0.11) (0.21) (0.32) 9.96 (0.02)% 1,217 1.49% 0.75% 1.56% 119.56%
10/31/2020 10.01 0.14 0.29 0.43 (0.16) — (0.16) 10.28 4.35% 1,696 1.49% 1.33% 1.56% 56.59%
10/31/2019 9.28 0.19 0.74 0.93 (0.20) — (0.20) 10.01 10.07% 1,169 1.49% 1.95% 1.57% 38.73%
Class R6 Shares
10/31/2023 7.94 0.29 (0.26) 0.03 (0.29) — (0.29) 7.68 0.25% 234,147 0.44% 3.61% 0.51% 42.21%
10/31/2022 9.97 0.21 (1.93) (1.72) (0.23) (0.08) (0.31) 7.94 (17.61)% 230,576 0.44% 2.39% 0.52% 145.73%
10/31/2021 10.29 0.18 (0.08) 0.10 (0.21) (0.21) (0.42) 9.97 1.03% 287,637 0.44% 1.80% 0.52% 119.56%
10/31/2020 10.02 0.24 0.30 0.54 (0.27) — (0.27) 10.29 5.44% 297,589 0.44% 2.39% 0.51% 56.59%
10/31/2019 9.28 0.29 0.75 1.04 (0.30) — (0.30) 10.02 11.34% 303,435 0.44% 2.98% 0.51% 38.73%
Institutional Service Class Shares
10/31/2023 7.94 0.29 (0.27) 0.02 (0.28) — (0.28) 7.68 0.17% 25,340 0.52% 3.52% 0.59% 42.21%
10/31/2022 9.96 0.21 (1.93) (1.72) (0.22) (0.08) (0.30) 7.94 (17.59)% 28,599 0.52% 2.30% 0.60% 145.73%
10/31/2021 10.28 0.17 (0.07) 0.10 (0.21) (0.21) (0.42) 9.96 0.95% 38,628 0.52% 1.72% 0.60% 119.56%
10/31/2020 10.01 0.24 0.29 0.53 (0.26) — (0.26) 10.28 5.36% 42,901 0.52% 2.32% 0.59% 56.59%
10/31/2019 9.28 0.28 0.74 1.02 (0.29) — (0.29) 10.01 11.16% 51,985 0.51% 2.90% 0.58% 38.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

102 - Financial Highlights - October 31, 2023 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Class R6 Shares
10/31/2023 $ 1.00 $ 0.04 $ — $ 0.04 $ (0.04) $ — $ (0.04) $ 1.00 4.50% $ 203,363 0.43% 4.41% 0.46%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.71% 213,132 0.30% 0.70% 0.48%
10/31/2021 1.00 — — — — — — 1.00 —% 218,056 0.08% —% 0.48%
10/31/2020 1.00 — — — — — — 1.00 0.46% 258,186 0.35% 0.40% 0.47%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.90% 209,338 0.47% 1.89% 0.47%
Investor Shares
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.40% 351,355 0.53% 4.32% 0.56%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.66% 347,101 0.35% 0.66% 0.58%
10/31/2021 1.00 — — — — — — 1.00 —% 338,228 0.08% —% 0.58%
10/31/2020 1.00 — — — — — — 1.00 0.42% 384,298 0.38% 0.38% 0.57%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.84% 326,772 0.53% 1.82% 0.53%
Service Class Shares
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.20% 1,435 0.72% 4.07% 0.76%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.57% 1,895 0.46% 0.60% 0.78%
10/31/2021 1.00 — — — — — — 1.00 —% 1,500 0.08% —% 0.78%
10/31/2020 1.00 — — — — — — 1.00 0.34% 1,619 0.47% 0.35% 0.77%
10/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.62% 1,794 0.75% 1.61% 0.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - October 31, 2023 - Financial Highlights - 103
The accompanying notes are an integral part of these financial statements.
Nationwide Inflation-Protected Securities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 8.92 $ 0.34 $ (0.41) $ (0.07) $ (0.30) $ — $ (0.30) $ 8.55 (0.86)% $ 9,069 0.73% 3.76% 0.78% 24.68%
10/31/2022 11.15 0.61 (1.90) (1.29) (0.81) (0.13) (0.94) 8.92 (12.32)% 9,769 0.72% 6.00% 0.78% 44.89%
10/31/2021 10.77 0.37 0.25 0.62 (0.24) — (0.24) 11.15 5.79% 11,747 0.71% 3.38% 0.77% 17.65%
10/31/2020 9.98 0.11 0.75 0.86 (0.07) — (0.07) 10.77 8.63% 12,387 0.65% 1.07% 0.73% 19.71%
10/31/2019 9.38 0.14 0.66 0.80 (0.20) — (0.20) 9.98 8.58% 9,491 0.57% 1.46% 0.74% 14.70%
Class R6 Shares
10/31/2023 9.00 0.38 (0.42) (0.04) (0.34) — (0.34) 8.62 (0.54)% 157,102 0.30% 4.20% 0.36% 24.68%
10/31/2022 11.24 0.65 (1.90) (1.25) (0.86) (0.13) (0.99) 9.00 (11.93)% 169,480 0.30% 6.37% 0.36% 44.89%
10/31/2021 10.86 0.42 0.25 0.67 (0.29) — (0.29) 11.24 6.26% 219,568 0.30% 3.83% 0.36% 17.65%
10/31/2020 10.06 0.14 0.75 0.89 (0.09) — (0.09) 10.86 8.93% 219,947 0.30% 1.35% 0.37% 19.71%
10/31/2019 9.46 0.17 0.66 0.83 (0.23) — (0.23) 10.06 8.82% 200,303 0.30% 1.74% 0.38% 14.70%
Institutional Service Class Shares
10/31/2023 8.99 0.37 (0.42) (0.05) (0.33) — (0.33) 8.61 (0.69)% 18,807 0.45% 4.04% 0.51% 24.68%
10/31/2022 11.23 0.64 (1.91) (1.27) (0.84) (0.13) (0.97) 8.99 (12.07)% 20,720 0.45% 6.22% 0.51% 44.89%
10/31/2021 10.85 0.41 0.24 0.65 (0.27) — (0.27) 11.23 6.08% 27,080 0.45% 3.72% 0.51% 17.65%
10/31/2020 10.05 0.13 0.75 0.88 (0.08) — (0.08) 10.85 8.84% 26,704 0.43% 1.22% 0.50% 19.71%
10/31/2019 9.45 0.16 0.66 0.82 (0.22) — (0.22) 10.05 8.70% 22,797 0.42% 1.62% 0.50% 14.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

104 - Financial Highlights - October 31, 2023 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2023 $ 8.96 $ 0.27 $ (0.20) $ 0.07 $ (0.27) $ (0.02) $ (0.29) $ 8.74 0.64% $ 9,253 0.80% 2.96% 0.80% 267.27%
10/31/2022 10.98 0.17 (1.90) (1.73) (0.18) (0.11) (0.29) 8.96 (16.00)% 10,457 0.79% 1.74% 0.79% 342.05%
10/31/2021 11.52 0.12 (0.13) (0.01) (0.14) (0.39) (0.53) 10.98 (0.14)% 13,647 0.80% 1.11% 0.80% 222.10%
10/31/2020 11.09 0.20 0.51 0.71 (0.21) (0.07) (0.28) 11.52 6.54% 13,709 0.82% 1.79% 0.82% 149.72%
10/31/2019 10.20 0.28 0.91 1.19 (0.29) (0.01) (0.30) 11.09 11.73% 12,836 0.90% 2.65% 0.90% 145.32%
Class C Shares
10/31/2023 8.90 0.23 (0.20) 0.03 (0.23) (0.02) (0.25) 8.68 0.18% 752 1.28% 2.49% 1.28% 267.27%
10/31/2022 10.91 0.12 (1.88) (1.76) (0.14) (0.11) (0.25) 8.90 (16.42)%(f) 896 1.28% 1.20% 1.28% 342.05%
10/31/2021 11.45 0.07 (0.13) (0.06) (0.09) (0.39) (0.48) 10.91 (0.63)%(f) 2,038 1.29% 0.64% 1.29% 222.10%
10/31/2020 11.02 0.15 0.50 0.65 (0.15) (0.07) (0.22) 11.45 6.05% 3,001 1.34% 1.31% 1.34% 149.72%
10/31/2019 10.14 0.24 0.89 1.13 (0.24) (0.01) (0.25) 11.02 11.22% 3,492 1.34% 2.23% 1.34% 145.32%
Class R6 Shares
10/31/2023 9.13 0.30 (0.20) 0.10 (0.30) (0.02) (0.32) 8.91 0.92% 133,235 0.48% 3.20% 0.48% 267.27%
10/31/2022 11.19 0.21 (1.94) (1.73) (0.22) (0.11) (0.33) 9.13 (15.80)% 145,639 0.47% 2.02% 0.47% 342.05%
10/31/2021 11.74 0.16 (0.14) 0.02 (0.18) (0.39) (0.57) 11.19 0.08% 184,051 0.47% 1.39% 0.47% 222.10%
10/31/2020 11.30 0.23 0.53 0.76 (0.25) (0.07) (0.32) 11.74 6.85% 167,866 0.48% 1.96% 0.48% 149.72%
10/31/2019 10.39 0.32 0.93 1.25 (0.33) (0.01) (0.34) 11.30 12.14% 23,343 0.50% 3.00% 0.50% 145.32%
Institutional Service Class Shares
10/31/2023 9.13 0.27 (0.18) 0.09 (0.28) (0.02) (0.30) 8.92 0.79%(f) 242,725 0.73% 2.90% 0.73% 267.27%
10/31/2022 11.19 0.18 (1.94) (1.76) (0.19) (0.11) (0.30) 9.13 (16.02)%(f) 305,778 0.72% 1.75% 0.72% 342.05%
10/31/2021 11.74 0.13 (0.14) (0.01) (0.15) (0.39) (0.54) 11.19 (0.17)% 409,776 0.72% 1.15% 0.72% 222.10%
10/31/2020 11.30 0.21 0.52 0.73 (0.22) (0.07) (0.29) 11.74 6.59% 384,185 0.73% 1.84% 0.73% 149.72%
10/31/2019 10.40 0.30 0.91 1.21 (0.30) (0.01) (0.31) 11.30 11.75% 364,079 0.75% 2.74% 0.75% 145.32%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - October 31, 2023 - Financial Highlights - 105
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Short-Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 9.51 $ 0.34 $ 0.13 $ 0.47 $ (0.35) $ — $ (0.35) $ 9.63 4.95% $ 17,067 0.79% 3.56% 0.85% 227.46%
10/31/2022 10.27 0.16 (0.75) (0.59) (0.17) — (0.17) 9.51 (5.81)% 18,233 0.80% 1.65% 0.85% 172.73%
10/31/2021 10.33 0.12 (0.05) 0.07 (0.13) — (0.13) 10.27 0.64% 20,441 0.80% 1.18% 0.85% 156.80%
10/31/2020 10.08 0.19 0.25 0.44 (0.19) — (0.19) 10.33 4.39% 22,765 0.78% 1.83% 0.83% 149.16%
10/31/2019 9.77 0.22 0.32 0.54 (0.23) — (0.23) 10.08 5.57% 22,554 0.78% 2.27% 0.81% 126.63%
Class C Shares
10/31/2023 9.63 0.29 0.13 0.42 (0.30) — (0.30) 9.75 4.35% 990 1.29% 2.96% 1.35% 227.46%
10/31/2022 10.39 0.11 (0.75) (0.64) (0.12) — (0.12) 9.63 (6.22)% 1,604 1.30% 1.05% 1.35% 172.73%
10/31/2021 10.46 0.07 (0.07) — (0.07) — (0.07) 10.39 0.02% 3,047 1.30% 0.66% 1.34% 156.80%
10/31/2020 10.21 0.13 0.26 0.39 (0.14) — (0.14) 10.46 3.80% 5,195 1.28% 1.31% 1.32% 149.16%
10/31/2019 9.89 0.18 0.32 0.50 (0.18) — (0.18) 10.21 5.07% 6,440 1.27% 1.74% 1.30% 126.63%
Class R6 Shares
10/31/2023 9.53 0.38 0.12 0.50 (0.38) — (0.38) 9.65 5.30% 106,340 0.44% 3.90% 0.50% 227.46%
10/31/2022 10.28 0.20 (0.75) (0.55) (0.20) — (0.20) 9.53 (5.38)% 115,687 0.45% 1.98% 0.50% 172.73%
10/31/2021 10.35 0.16 (0.07) 0.09 (0.16) — (0.16) 10.28 0.88% 151,365 0.45% 1.52% 0.50% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.72% 170,326 0.45% 2.15% 0.49% 149.16%
10/31/2019 9.79 0.26 0.31 0.57 (0.26) — (0.26) 10.10 5.90% 175,635 0.45% 2.59% 0.48% 126.63%
Institutional Service Class Shares
10/31/2023 9.53 0.36 0.13 0.49 (0.37) — (0.37) 9.65 5.18% 9,011 0.55% 3.72% 0.61% 227.46%
10/31/2022 10.28 0.19 (0.74) (0.55) (0.20) — (0.20) 9.53 (5.42)% 13,515 0.49% 1.92% 0.54% 172.73%
10/31/2021 10.35 0.15 (0.06) 0.09 (0.16) — (0.16) 10.28 0.84% 18,047 0.49% 1.48% 0.54% 156.80%
10/31/2020 10.10 0.22 0.25 0.47 (0.22) — (0.22) 10.35 4.67% 19,869 0.50% 2.13% 0.54% 149.16%
10/31/2019 9.78 0.25 0.33 0.58 (0.26) — (0.26) 10.10 5.95% 36,470 0.50% 2.54% 0.53% 126.63%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

106 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2023, the Trust operates forty-eight (48) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide BNY Mellon Core Plus Bond ESG Fund (“Core Plus Bond”)
Nationwide Bond Fund (“Bond”)
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class C, Class R6, Institutional Service Class, Investor Class and Service Class
shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 107
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium

108 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2023. Please refer to the Statements of Investments for additional information on portfolio holdings.
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 41,329,533 $ – $ 41,329,533
Collateralized Mortgage Obligations – 2,931,012 – 2,931,012
Commercial Mortgage-Backed Securities – 5,818,869 – 5,818,869
Corporate Bonds – 267,507,751 – 267,507,751
Foreign Government Security – 369,208 – 369,208
Futures Contracts# 1,397,912 – – 1,397,912
Mortgage-Backed Securities – 141,995,540 – 141,995,540
Municipal Bonds – 3,013,771 – 3,013,771
Preferred Stocks 3,035,173 – – 3,035,173
Repurchase Agreement – 2,192,016 – 2,192,016
U.S. Treasury Obligations – 69,714,716 – 69,714,716
Total Assets $ 4,433,085 $ 534,872,416 $ – $ 539,305,501
Liabilities:
Futures Contracts# $ (2,544,186) $ – $ – $ (2,544,186)
Total Liabilities $ (2,544,186) $ – $ – $ (2,544,186)
Total $ 1,888,899 $ 534,872,416 $ – $ 536,761,315

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 109
Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 18,417,029 $ – $ 18,417,029
Collateralized Mortgage Obligations – 4,949,171 – 4,949,171
Commercial Mortgage-Backed Securities – 7,772,213 – 7,772,213
Corporate Bonds – 80,056,593 – 80,056,593
Credit Default Swaps† – 64,592 – 64,592
Futures Contracts# 686,764 – – 686,764
Mortgage-Backed Securities – 73,048,661 – 73,048,661
Municipal Bonds – 1,206,086 – 1,206,086
Purchased Option 31,406 – – 31,406
Repurchase Agreement – 1,829,740 – 1,829,740
U.S. Treasury Obligations – 73,650,018 – 73,650,018
Total Assets $ 718,170 $ 260,994,103 $ – $ 261,712,273
Liabilities:
Futures Contracts# $ (740,203) $ – $ – $ (740,203)
Written Options (46,885) – – (46,885)
Total Liabilities $ (787,088) $ – $ – $ (787,088)
Total $ (68,918) $ 260,994,103 $ – $ 260,925,185
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 228,000,000 $ – $ 228,000,000
U.S. Government Agency Securities – 115,819,224 – 115,819,224
U.S. Treasury Obligations – 229,129,934 – 229,129,934
Total $ – $ 572,949,158 $ – $ 572,949,158
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 4,138,240 $ – $ 4,138,240
Collateralized Mortgage Obligations – 1,434,859 – 1,434,859
Commercial Mortgage-Backed Security – 55,593 – 55,593
Mortgage-Backed Securities – 9,291,967 – 9,291,967
U.S. Government Agency Securities – 6,887,373 – 6,887,373
U.S. Treasury Obligations – 161,645,510 – 161,645,510
Total $ – $ 183,453,542 $ – $ 183,453,542
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 49,858,914 $ – $ 49,858,914
Collateralized Mortgage Obligations – 26,435,637 – 26,435,637
Commercial Mortgage-Backed Securities – 31,771,820 – 31,771,820
Corporate Bonds – 144,779,776 – 144,779,776
Mortgage-Backed Securities – 80,521,591 – 80,521,591
Repurchase Agreement – 4,052,630 – 4,052,630
Short-Term Investments – 3,961,214 – 3,961,214
U.S. Treasury Obligations – 47,069,595 – 47,069,595
Total Assets $ – $ 388,451,177 $ – $ 388,451,177

110 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2023, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (3,084,302) $ – $ – $ (3,084,302)
Total Liabilities $ (3,084,302) $ – $ – $ (3,084,302)
Total $ (3,084,302) $ 388,451,177 $ – $ 385,366,875
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 38,463,511 $ – $ 38,463,511
Collateralized Mortgage Obligations – 684,028 – 684,028
Commercial Mortgage-Backed Securities – 6,231,895 – 6,231,895
Corporate Bonds – 68,783,525 – 68,783,525
Futures Contracts# 112,401 – – 112,401
Mortgage-Backed Securities – 519,489 – 519,489
Repurchase Agreement – 1,109,643 – 1,109,643
U.S. Treasury Obligations – 17,279,389 – 17,279,389
Total Assets $ 112,401 $ 133,071,480 $ – $ 133,183,881
Liabilities:
Futures Contracts# $ (3,273) $ – $ – $ (3,273)
Total Liabilities $ (3,273) $ – $ – $ (3,273)
Total $ 109,128 $ 133,071,480 $ – $ 133,180,608
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 111
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration

112 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities of unaffiliated issuers, at value,” in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers," as applicable.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index,

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 113
and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2023 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in

114 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2023:
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 1,397,912
Total $ 1,397,912
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (2,544,186)
Total $ (2,544,186)
Bond
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 31,406
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 64,592
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 686,764
Total $ 782,762
Liabilities:
Written Options
Interest rate risk Written options, at value $ (46,885)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (740,203)
Total $ (787,088)
Core Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (3,084,302)
Total $ (3,084,302)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 112,401
Total $ 112,401

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 115
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2023:
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (3,273)
Total $ (3,273)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,389,645
Total $ 1,389,645
Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (284,186)
Written Options
Interest rate risk 223,064
Swap Contracts
Credit risk (608,638)
Futures Contracts
Interest rate risk (1,223,128)
Total $ (1,892,888)
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 82,632
Total $ 82,632
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (3,878,844)
Total $ (3,878,844)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 339,349
Total $ 339,349
§
Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."

116 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2023:
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (3,055,161)
Total $ (3,055,161)
Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ 260,001
Written Options
Interest rate risk (225,351)
Swap Contracts
Credit risk 195,768
Futures Contracts
Interest rate risk (275,477)
Total $ (45,059)
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (602,500)
Total $ (602,500)
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 543,090
Total $ 543,090
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (400,184)
Total $ (400,184)
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 40,047,159
Average Notional Balance Short $ 46,064,725

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 117
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2023, the centrally cleared swaps agreements do not provide for a netting arrangement. As of October 31, 2023, certain Funds may have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
(g) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment
Bond
Options:
Average Value Purchased $ 4,774
Average Value Written $ 6,181
Average Number of Purchased Option Contracts 116
Average Number of Written Option Contracts 157
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 23,276,923
Futures Contracts:
Average Notional Balance Long $ 35,688,900
Average Notional Balance Short $ 7,827,518
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Short $ 1,797,534
Core Bond
Futures Contracts:
Average Notional Balance Long $ 40,619,060
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 2,676,526
Average Notional Balance Short $ 6,820,295

118 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(h) Securities Lending
During the year ended October 31, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Core Plus Bond $ 2,192,016
Bond 1,829,740
Core Bond 4,052,630
Short Term Bond 1,109,643

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 119
As of October 31, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(i) Joint Repurchase Agreements
During the year ended October 31, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2023, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.30%, dated 10/31/2023, due 11/1/2023, repurchase price $74,106,874, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2023 - 8/15/2053; total market value $75,589,014.
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,192,016 $ – $ 2,192,016 $ (2,192,016) $ –
Total $ 2,192,016 $ – $ 2,192,016 $ (2,192,016) $ –
Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,829,740 $ – $ 1,829,740 $ (1,829,740) $ –
Total $ 1,829,740 $ – $ 1,829,740 $ (1,829,740) $ –

120 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
During the year ended October 31, 2023, Government Money Market, along with another series of Nationwide Variable Insurance
Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan, Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,052,630 $ – $ 4,052,630 $ (4,052,630) $ –
Total $ 4,052,630 $ – $ 4,052,630 $ (4,052,630) $ –
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,109,643 $ – $ 1,109,643 $ (1,109,643) $ –
Total $ 1,109,643 $ – $ 1,109,643 $ (1,109,643) $ –
* As of October 31, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 121
As of October 31, 2023, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
As of October 31, 2023, the joint repos on a gross basis were as follows:
Banco Santander SA, 5.31%, dated 10/31/2023, due 11/1/2023, repurchase price $105,015,488, collateralized by U.S.
Government Agency Securities, ranging from 2.98% - 6.50%, maturing 7/1/2033 - 10/1/2053; total market value $107,100,043.
MUFG Securities Ltd., 5.30%, dated 10/31/2023, due 11/1/2023, repurchase price $490,072,139, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 6.72%, maturing 8/1/2040 - 10/20/2062; total market value $501,775,417.
MUFG Securities Ltd., 5.29%, dated 10/31/2023, due 11/1/2023, repurchase price $170,024,981, collateralized by U.S.
Government Treasury Securities, ranging from 0.13% - 4.38%, maturing 4/15/2024 - 2/15/2053; total market value
$173,400,032.
Nomura Securities Co. Ltd., 5.29%, dated 10/31/2023, due 11/1/2023, repurchase price $100,014,694, collateralized by U.S.
Government Agency Securities, ranging from 3.00% - 4.50%, maturing 10/1/2047 - 4/20/2050; total market value $102,068,857.
RBC Dominion Securities Inc., 5.29%, dated 10/31/2023, due 11/1/2023, repurchase price $250,036,736, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 5.38%, maturing 12/7/2023 - 2/15/2053; total market value
$255,000,032.
RBC Dominion Securities Inc., 5.30%, dated 10/31/2023, due 11/1/2023, repurchase price $100,014,722, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 11/7/2023 - 7/20/2053; total market value
$106,719,824.
Royal Bank of Canada, 5.30%, dated 10/31/2023, due 11/1/2023, repurchase price $300,044,167, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 3/15/2024 - 9/25/2052; total market value
$315,447,096.
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 28,000,000 $ – $ 28,000,000 $ (28,000,000) $ –
MUFG Securities Ltd. 60,000,000 – 60,000,000 (60,000,000) –
MUFG Securities Ltd. 10,000,000 – 10,000,000 (10,000,000) –
Nomura Securities
Co. Ltd. 10,000,000 – 10,000,000 (10,000,000) –
RBC Dominion
Securities Inc. 40,000,000 – 40,000,000 (40,000,000) –
RBC Dominion
Securities Inc. 25,000,000 – 25,000,000 (25,000,000) –
Royal Bank of Canada 55,000,000 – 55,000,000 (55,000,000) –
Total $ 228,000,000 $ – $ 228,000,000 $ (228,000,000) $ –
* As of October 31, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

122 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
(j) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(k) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond, Core Plus Bond, Government
Money Market, Core Bond, and Short Term Bond and declared and paid quarterly for Inflation-Protected Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-
dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2023 are primarily attributable to paydown reclass, redesignation of distributions,  treatment of notional principal contracts, and amortization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2023 may primarily be attributable to mark-to-market adjustments on futures, outstanding wash sale loss deferrals, and amortization. These reclassifications have no effect upon the
NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended October 31, 2023, the Funds have no reclassifications between capital and total distributable earnings.

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 123
(l) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(m) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2023, the subadviser for each Fund is as follows:
Fund Subadviser
Core Plus Bond Insight North America LLC
Bond Nationwide Asset Management, LLC ("NWAM") (a)
Government Money Market Dreyfus Cash Investment Strategies
Inflation-Protected Securities NWAM (a)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.

124 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 29, 2024.
During the year ended October 31, 2023, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Advisory Fee
Waiver
(annual rate)
Core Plus Bond 0.0379%
Government Money Market 0.027
Short Term Bond 0.02(a)
(a) The rate is effective on March 20, 2023.
Fund Amount
Core Plus Bond $ 217,696
Government Money Market 150,696
Short Term Bond 17,547

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 125
For the year ended October 31, 2023, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $557,521 during the year ended October 31, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 29, 2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Core Plus Bond 0.45% 0.41% 0.41%
Bond 0.41 N/A 0.34
Government Money Market 0.30 0.27 0.27
Inflation-Protected Securities 0.25 N/A 0.19
Core Bond 0.40 N/A 0.40
Short Term Bond 0.35 0.34 0.29
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Core Plus Bond All Classes 0.70%
Bond All Classes 0.44
Government Money Market Class R6 0.59
Investor Shares 0.59
Service Class 0.75(a)
Inflation-Protected Securities All Classes 0.30
Core Bond All Classes 0.65
Short Term Bond All Classes 0.45
(a) Effective through February 29, 2024, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund's
Administrative Plan shall be limited to 0.75%.

126 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
As of October 31, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2023, NFM earned an aggregate of $795,725 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2023, the Funds’ aggregate portion of such costs amounted to $10,327.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount Total
Core Plus Bond $ — $ — $ — $ —
Bond 258,511 243,728 188,803 691,042
Government Money Market 518 466 143 1,127
Inflation-Protected Securities 156,753 135,382 110,891 403,026
Core Bond — — — —
Short Term Bond 96,186 85,815 72,329 254,330
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class A
Shares
Class C
Shares (a)
Service Class
Shares
Core Plus Bond 0.25% N/A N/A
Bond 0.25 1.00% N/A
Government Money Market N/A N/A 0.15%
Inflation-Protected Securities 0.25 N/A N/A
Core Bond 0.25 0.75 N/A
Short Term Bond 0.25 0.75 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 127
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond Class A sales charges range from 0.00% to 4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-Protected Securities Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the year ended October 31, 2023, the Funds imposed aggregate front-end sales charges of $6,304. From these fees, NFD retained a portion amounting to $796.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond, Core Plus Bond, and Inflation-Protected Securities
and 0.50% for Core Bond and Short Term Bond. Class C CDSCs are 1.00% for Bond, Core Bond, and Short Term Bond. During
the year ended October 31, 2023, the Funds imposed aggregate CDSCs of $60. NFD retained all of the CDSCs imposed by the
Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Institutional Service Class, Investor Shares, and Service Class shares of each
Fund.
For the year ended October 31, 2023, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2023, each Fund’s total administrative services fees were as follows:
As of October 31, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Fund Class A Class C
Institutional
Service Class Investor Service Class
Core Plus Bond 0.09% N/A 0.11% N/A N/A
Bond 0.07 0.07% 0.08 N/A N/A
Government Money Market N/A N/A N/A 0.10% 0.15%
Inflation-Protected Securities 0.18 N/A 0.15 N/A N/A
Core Bond 0.06 0.04 0.25 N/A N/A
Short Term Bond 0.10 0.10 0.11 N/A N/A
N/A — Not Applicable.
Fund Amount
Core Plus Bond $ 16,239
Bond 28,567
Government Money Market 349,790
Inflation-Protected Securities 47,256
Core Bond 725,641
Short Term Bond 30,940
Fund
% of Shares
Outstanding
Owned
Core Plus Bond 95.45%
Bond 88.96
Government Money Market 31.38
Inflation-Protected Securities 87.40
Core Bond 84.18
Short Term Bond 75.30

128 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024. During the year ended October 31, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2023, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and
Fund Purchases
*
Sales
*
Core Plus Bond $ 250,594,032 $ 260,154,914
Bond 116,559,747 115,122,027
Inflation-Protected Securities 48,239,297 61,330,483
Core Bond 1,178,428,382 1,255,809,511
Short Term Bond 320,836,583 338,123,859
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Core Plus Bond $ 111,498,102 $ 124,772,114
Bond 35,939,819 22,191,110
Inflation-Protected Securities 37,856,224 45,259,303
Core Bond 240,993,059 215,831,642
Short Term Bond 125,765,181 118,271,174

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 129
special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that

130 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(e) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
(f) Risks Associated with Environmental, Social and Governance ("ESG") Securities
A Fund's ESG investing strategy, which typically selects or excludes securities of certain issuers for reasons other than investment performance, carries the risk that a Fund's performance will differ from or underperform compared to funds that do not utilize an
ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by a Fund or any judgment exercised by a Fund will reflect the opinions of any particular investor.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 131
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September
30, 2024, for certain legacy contracts. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On July 12, 2023, the SEC adopted amendments to Rule 2a-7 under the 1940 Act. Rule 2a-7 governs the operations of registered mutual funds that operate as money market funds. The amendments will increase minimum liquidity requirements for money market funds to provide a more substantial liquidity buffer in the event of rapid redemptions. The amendments will also remove provisions in the current rule that permit a money market fund to suspend redemptions temporarily through a gate and allow money market funds to impose liquidity fees if their weekly liquid assets fall below a certain threshold. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC amended adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Other
As of October 31, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended October 31, 2023, the Funds did not recapture any brokerage commissions.
Fund % of Shares
Number of
Accounts
Core Plus Bond 51.09% 3(a)
Bond 61.11 4(a)
Government Money Market 44.38 3(a)
Inflation-Protected Securities 23.90 2(a)
Core Bond 66.77 3(a)
Short Term Bond 75.00 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

132 - Notes to Financial Statements - October 31, 2023 - Fixed Income Funds
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Core Plus Bond $ 23,140,305 $ – $ 23,140,305 $ – $ 23,140,305
Bond 9,864,933 – 9,864,933 – 9,864,933
Government Money Market 24,294,809 – 24,294,809 – 24,294,809
Inflation-Protected Securities 7,281,458 – 7,281,458 – 7,281,458
Core Bond 14,453,575 – 14,453,575 – 14,453,575
Short Term Bond 5,569,659 – 5,569,659 – 5,569,659
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Core Plus Bond $ 19,847,960 $ 8,039,998 $ 27,887,958 $ – $ 27,887,958
Bond 7,618,798 2,840,210 10,459,008 – 10,459,008
Government Money Market 3,745,092 – 3,745,092 – 3,745,092
Inflation-Protected Securities 21,829,087 306,141 22,135,228 – 22,135,228
Core Bond 13,568,213 3,086,904 16,655,117 – 16,655,117
Short Term Bond 3,468,504 – 3,468,504 – 3,468,504
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Core Plus Bond $ 1,756,558 $ – $ 1,756,558 $ (4,313) $ (2,035,234) $ (53,700,582) $ (82,003,832) $ (135,987,403)
Bond 803,746 – 803,746 – (907,248) (30,378,842) (39,496,601) (69,978,945)
Government
Money Market 2,309,362 – 2,309,362 – (2,312,404) – 282 (2,760)
Inflation-Protected
Securities 1,376,503 – 1,376,503 – – (14,578,176) (22,838,867) (36,040,540)
Core Bond 2,801,106 – 2,801,106 – (751,663) (70,869,960) (44,420,266) (113,240,783)
Short Term Bond 465,955 – 465,955 – (516,586) (9,477,560) (3,579,542) (13,107,733)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Core Plus Bond $ 618,765,144 $ 1,529,624 $ (83,533,453) $ (82,003,829)
Bond 300,167,898 761,722 (40,258,323) (39,496,601)
Government Money Market 572,948,876 2,030 (1,748) 282
Inflation-Protected Securities 206,292,409 33,231 (22,872,098) (22,838,867)
Core Bond 429,787,141 235,754 (44,656,020) (44,420,266)
Short Term Bond 136,760,150 150,898 (3,730,440) (3,579,542)

Fixed Income Funds - October 31, 2023 - Notes to Financial Statements - 133
As of October 31, 2023, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2023.
12. Subsequent Events
On September 13, 2023, the Board of Trustees of Nationwide Mutual Funds considered and approved a proposal to convert existing Class C shares of the Funds to Class A shares of the Funds and to terminate Class C shares. The conversion is expected to occur on or about February 9, 2024 (the “Conversion Date”). Until the Conversion Date, current Class C shareholders may purchase, redeem, or exchange their Class C shares in the manner set forth in the Prospectus, however, effective December 15,
2023, Class C shares of the Funds will no longer be available for purchase by new shareholders.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Core Plus Bond
*
$ (53,700,582)
Bond (30,378,842)
Inflation-Protected Securities (14,578,176)
Core Bond (70,869,960)
Short Term Bond
*
(9,477,560)
* A portion of the Fund’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

134 - Report of Independent Registered Public Accounting Firm - October 31, 2023 - Fixed Income Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide BNY Mellon Core Plus Bond ESG
Fund, Nationwide Bond Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities
Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
BNY Mellon Core Plus Bond ESG Fund, Nationwide Bond Fund, Nationwide Government Money Market Fund, Nationwide
Inflation-Protected Securities Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund (six of
the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October
31, 2023 and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Fixed Income Fund - October 31, 2023 (Unaudited) - Supplemental Information - 135
Other Federal Tax Information
For the year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.
For the taxable year ended October 31, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
Core Plus Bond 0.67%
Bond –
Government Money Market –
Inflation-Protected Securities –
Core Bond –
Short Term Bond –

Fixed Income Funds - October 31, 2023 - Management Information - 137
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
eight (48) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

138 - Management Information - October 31, 2023 - Fixed Income Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Funds - October 31, 2023 - Management Information - 139
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions

140 - Market Index Definitions - October 31, 2023 - Fixed Income Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fixed Income Funds - October 31, 2023 - Market Index Definitions - 141
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

142 - Market Index Definitions - October 31, 2023 - Fixed Income Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Fixed Income Funds - October 31, 2023 - Market Index Definitions - 143
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

144 - Market Index Definitions - October 31, 2023 - Fixed Income Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

Fixed Income Funds - October 31, 2023 - Glossary - 145
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

146 - Glossary - October 31, 2023 - Fixed Income Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Fixed Income Funds - October 31, 2023 - Glossary - 147
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-CFX (12-23)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2023 Nationwide

Annual Report
October 31, 2023
Nationwide Mutual Funds
Equity Funds
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
(formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 6
Shareholder Expense Examples 50
Statements of Investments 55
Statements of Assets and Liabilities 84
Statements of Operations 92
Statements of Changes in Net Assets 96
Financial Highlights 114
Notes to Financial Statements 126
Report of Independent Registered Public Accounting Firm 152
Supplemental Information 153
Management Information 155
Market Index Definitions 158
Glossary 163

Nationwide Mutual Funds - October 31, 2023 - 1
Message to Investors
Dear Investor,
Despite the past year's volatility, our business approach has been guided by our three fundamental principles of collaboration, excellence, and a disciplined approach to leadership, reinforcing our steadfast focus on the long term. Our relationships with our employees, management teams, and investors are of utmost importance to us, and we prioritize building long-term value with them. Our business operates with a similar view toward the future, and we strive to achieve our goals with a strong emphasis on forward-thinking strategies to ensure that our clients have the support they deserve to sustain a long-term perspective. Most importantly, we never take our customer's trust and confidence for granted. Instead, we dedicate ourselves daily to merit it.
A year ago, persistent inflation began to broaden beyond the initial pandemic-driven dislocations, and signs of labor demand began to exceed labor supply. Elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve (“Fed”). As such, one of the key macroeconomic quandaries during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
Much like a chess match where the initial moves can set the tone for the initial gambit, the capital markets witnessed a defining series of events that established the market’s tone during the opening months of the reporting period. Market sentiment was dire at the start of the reporting period, as both fixed income and equities declined in 2022, with the traditional 60% stock/40%
bond portfolio not providing its usual diversification benefit for investors. Further compounding investor angst was the pace of the Fed’s interest rate hiking cycle, which was the fastest rate hiking cycle in over 40 years, stoking fears among investors that an economic downturn and a more punitive repricing of risk assets was likely on the horizon.
The initial phase of the reporting period had most economists calling for a recession. As such, sentiment among professional investors was particularly poor, as measured by the CBOE U.S.
equity put-call ratio. Investor sentiment, however, has an uncanny way of proving contrarian at extremes. When stretched too far in one direction, even an indication of positive news can help propel investment returns forward, which is precisely what we witnessed during most of the reporting period.
The reporting period unfolded as a masterclass that presented an extraordinary tapestry of economic contradictions, weaving together threads of divergent economic trends and unexpected economic developments. Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross domestic product (“GDP”) grew 2.2% in the first quarter of 2023, modestly increased by an annualized 2.1% rate in the second quarter, and registered a blistering 4.9% annualized growth rate for the third quarter of 2023.
Better-than-expected economic data throughout most of the reporting period indicated the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of 2023 and even into early 2024. Further, the minutes from the July Federal Open Market
Committee (“FOMC”) meeting struck a similar chord, as the Committee noted: "The economy

2 - October 31, 2023 - Nationwide Mutual Funds
had been showing considerable momentum." Simultaneously, the FOMC stressed that "inflation remained unacceptably high" and appeared resolute in holding its benchmark rate higher for longer to ensure inflation is sustainably brought down toward its 2% objective. The participants also cited upside risks to inflation that, if realized, would necessitate further policy tightening.
With that said, after aggressively hiking rates since 2022, Chair Powell signaled at the Jackson
Hole Symposium that policy has likely shifted to a phase where policymakers are sensitive to the risk of overtightening. Powell mentioned the Fed would proceed carefully on whether to hike again at the September FOMC meeting. Consequently, at the September FOMC meeting, the
Fed did not raise the federal funds rate but left the possibility open for another rate hike before the end of the year.
The persistently tight labor market propelled consumer spending and has been one of the major bullish talking points during the reporting period. For example, all three retail sales reports for the third quarter of 2023 were above estimates, suggesting that real GDP growth remained resilient, helping to support the bullish sentiment that the economy might extend the expansion through year-end. Yet, as the reporting period entered the latter half, many investors pointed to the cumulative impact of Fed tightening, tighter bank lending standards, weakening Jobs
Openings and Labor Turnover Summary (“JOLTS”), waning consumer confidence, and tepid corporate revenue growth as potential headwinds for the economy. The reporting period was a complex interplay of promising economic trends and lingering economic headwinds, giving the bears and bulls ample data points to argue their respective viewpoints.
Despite the Federal Reserve’s quest to moderate economic growth and quell inflation, job growth remained relatively healthy, and the elusive soft landing – a derailing of inflation without a significant spike in unemployment – caused the Fed to upgrade their forecasts from a recession to a mild slowdown by year-end.
During the reporting period, the equity markets pushed through various economic challenges. If an investor were to rely on headlines to assess the market, they might have felt that 2023 was as disheartening as 2022. Several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P
500
®
Index (S&P 500) started the period with a modest cumulative return of 6.86% between
November and January 2023. Indeed, markets began 2023 with decent gains in January, primarily driven by a continued decline in inflation coupled with surprisingly resilient economic data, notably the labor market.
The notable shift in investor sentiment during the first half of the reporting period, coupled with the resilient economic data, spurred investors' hopes that the Fed might be able to deliver an economic soft landing, whereby the economy slows but avoids a painful recession in conjunction with inflation falling close to the Fed’s target rate of 2%. During the first half of the reporting period, the narrative revolved around the “Magnificent Seven,” seven large-cap Technology and Communication Services stocks responsible for most of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional baking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets.
Mega-cap tech stocks were the primary drivers of strong equity performance for much of the reporting period. However, there was a clear shift towards cyclicals in June, with the Industrials sector returning 11% for the month, buoyed by resilient economic data. This was a notable trend since, at the start of the reporting period, there was no shortage of recession forecasts due to restrictive monetary policy. As the reporting period evolved, the outperformance of the NASDAQ
Composite Index (“NASDAQ”) had many bears voicing concerns over the narrow leadership and poor market breadth of the market, as the Russell 2000
®
Index was flat through June, with
a gain of 3.4%.
Despite the bear's consternation over poor market breadth, the NASDAQ gained a respectable
26% return through June, handily outperforming the S&P 500 and the Russell 2000
®
Index.

Nationwide Mutual Funds - October 31, 2023 - 3
Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or simply a bear market rally. During the reporting period, market participants had varying opinions on what constitutes a new bull market. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak (on January 1, 2022, for the S&P 500). Despite the debate, on
October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on
October 12, 2022, up more than 21%. Curiously, the bull market rally that began on October 12,
2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
As the latter half of the reporting period unfolded, the equity market's narrowness modestly broadened. Further, greater participation was a welcome sign that a more solid fundamental backdrop might be forming for the market. Weaker seasonality in August and September, however, remained a headwind for the markets and dampened investor sentiment. Further, the
S&P 500’s blended next twelve months price-to-earnings ratio (“NTM”) swelled to over 20x in
July from 16x at the beginning of the reporting period. At the end of the reporting period, it settled around 19x. Indeed, much of the multiple expansion during the reporting period was driven not by earnings growth (the denominator of the P/E multiple) but by an expansion in the price (the price of the S&P 500). Despite these headwinds, the CBOE Volatility Index (“VIX”), unlike 2022, remained relatively calm during the reporting period, implying lower volatility. However, at the end of the reporting period, the VIX broke above 20%, ending a 106-day streak below 20%, primarily driven by interest rate volatility.
Heading into the final months of the reporting period, the bullish sentiment that boosted equities from the bear market low of October 2022 began to deflate. One of the primary drivers of the early market rally was the idea that the Fed would pivot and lower interest rates due to slowing economic growth. As the reporting period concluded, a resilient labor market coupled with better-than-expected economic data pointed toward robust economic activity, reinforcing the Fed's call for keeping interest rates "higher for longer." Further, higher interest rates and heightened geopolitical uncertainty took some wind out of the market's sails toward the end of the reporting period. For example, the equity risk premium for the S&P 500, or the extra return investors expect for holding stocks over risk-free government bonds, approached zero for the first time in two decades during the reporting period. As the reporting period concluded, market participants reduced their exposure to equities as sentiment and positing signaled a more defensive tone.
International markets experienced elevated levels of volatility as economic optimism gave way to geopolitical risks and slowing growth momentum due to a sharper deterioration in service activity, inventory de-stocking, weak foreign demand, and a tightening of credit conditions. At the same time, the continued belief in disinflation helped to soften investors' fears that future rate hikes and continued low unemployment supported international corporate profits. As such, the MSCI EAFE
®
Index finished the period with a gain of nearly 14.4%. Likewise, the MSCI
Emerging Markets
®
Index gained 10.8%.
The renewed uptick in interest rates remained a clear downside risk for equities, but the
“Magnificent 7” helped the S&P 500 deliver positive performance during the reporting period.
Bond investors have had a challenging reporting period. The Fed continued its aggressive pace of rate hikes, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default.
Not surprisingly, the bond market's volatility— a measure of the degree of uncertainty about the direction of interest rates—soared. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 126.
During the latter half of the reporting period, many market participants began to conclude that the Fed's tightening campaign was near its end. Incidentally, this highlighted why markets

4 - October 31, 2023 - Nationwide Mutual Funds
remained sensitive to Fed commentary, as investors shifted from focusing on rate hikes to assessing how long the Fed would have to hold rates in restrictive territory. An important theme during the reporting period centered around real rates. According to the Fed's preferred inflation measure, the core Personal Consumption Expenditures ("PCE") price index, the federal funds rate surpassed the core PCE index during the reporting period, implying that the Fed's policies became restrictive during the reporting period. Also, inflation-adjusted yields, or real yields, reached their highest levels since 2008.
Toward the end of the reporting period, the central market story was the continued breakout of interest rates. The market was not pricing in more Fed rate hikes or concerned with inflation reigniting; instead, the market was pricing in higher rates for longer. Moreover, the rate increase occurred almost entirely in longer-dated maturities, and most of the increase occurred entirely in real (inflation-adjusted) yields. For example, on October 19, 2023, the 10-year Treasury nominal yield topped 5% for the first time since July 20, 2007. Likewise, the 10-year Treasury real (inflation-adjusted) yield rose to 2.48%, its highest level since 2008. Paradoxically, yields increased despite the Fed signaling that they would likely hold rates steady for the remainder of the year. The rapid rise in Treasury yields raised a vigorous debate among market participants during the reporting period about the underlying drivers behind the market's repricing of yields.
Briefly, market participants pointed toward resilient economic data, Japan easing away from yield curve control, the outlook for U.S. debt sustainability, and diminished foreign demand for U.S. Treasury securities. Ultimately, higher rates tightened financial conditions during the reporting period, and the normalization in the shape of the yield curve, in conjunction with the repricing of higher real yields, created a headwind for equity investors.
The well-known spread between the 2-year and 10-year Treasury note yields (“2yr/10yr curve”)
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.19%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market. The
“de-inverting” of the yield curve occurred due to the abovementioned factors. Moreover, since
June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a “bear steepener.” Ultimately, the volatility in the bond market during the reporting period was exacerbated by Chair Powell’s comment that “it remains to be seen whether higher yields could actually substitute for addition hikes, and the potential need for more tightening if addition evidence of persistent above-trend growth or tightness in the labor market jeopardizes progress on inflation.”
As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 0.36% during the reporting period. Although the return of the Bloomberg
®
U.S. Aggregate Bond Index was lackluster,
investors should remember that historically, bonds generally perform well during Fed rate hike pauses. The end of the reporting period was likely challenging for bond investors as yields surged and prices, which move inversely to yields, decreased. Arguably, the decrease in bond prices likely caught some investors by surprise, as it came against the backdrop of the Fed’s decision to skip a rate hike at its September FOMC meeting and easing inflation, generally factors that are positive for bond prices. Lastly, today’s backdrop of higher interest rates and elevated uncertainty coupled with tighter lending standards should alert investors to potential vulnerabilities stemming from rate-sensitive balance sheets.
Intriguingly, considering the move in real yields throughout the reporting period, credit markets proved resilient despite an aggressive Federal Reserve, ongoing macro uncertainty, and the shadow cast by the tighter lending standards. The anticipated credit tightening from the regional banking crisis did not materialize to the extent many had expected during the first half of the reporting period; however, tighter financial conditions became more pronounced toward the end of the reporting period, primarily driven by the appreciation of the U.S. dollar and rising bond yields.
The reporting period was fraught with risks, underscoring our belief that a well-designed,

Nationwide Mutual Funds - October 31, 2023 - 5
long-term focused investment plan can help assuage bouts of market volatility. As always, our unwavering commitment to our investors means we will always remain vigilant, so you can trust us to guide you through even the most challenging investment environments effectively. Thank you for your continuing confidence and trust, as we will always remain dedicated to helping you achieve your financial goals.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the annual reporting period that ended October 31, 2023:
Index
Annual Total Return
(as of October 31, 2023)
Bloomberg
®
Emerging
Markets USD Aggregate
Bond 6.91%
Bloomberg
®
Municipal Bond 2.64%
Bloomberg
®
U.S. 1-3 Year
Government/Credit Bond 3.23%
Bloomberg
®
U.S. 10-20 Year
Treasury Bond -6.25%
Bloomberg
®
U.S. Aggregate
Bond 0.36%
Bloomberg
®
U.S. Corporate
High Yield 6.23%
MSCI EAFE
®
14.40%
MSCI Emerging Markets
®
10.80%
MSCI World ex USA
®
12.07%
Russell 1000
®
Growth 18.95%
Russell 1000
®
Value 0.13%
Russell 2000
®
-8.56%
S&P 500
®
10.14%
NASDAQ 17.99%
Source: Morningstar

6 - Fund Commentary - October 31, 2023 - Nationwide Bailard Cognitive Value Fund
For the annual period ended October 31, 2023, the Nationwide Bailard Cognitive Value Fund Class A returned -7.82% versus
-9.93% for its benchmark, the Russell 2000
®
Value Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Small Value (consisting of 457 investments as of October 31, 2023), was -4.86% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The primary contributor to Fund outperformance over the 12 months was our general stock selection model. It helped us to add value versus the benchmark, the Russell 2000® Value Index. The eight historically effective, quantifiable success characteristics that make up the general model were on the whole additive to performance in both the small cap and micro-cap space. Our Curated
Assessment of Qualitative Appeal (“CAQC”) model also outperformed for the period. Three of our five economic subsector-specific models (banks, real estate investment trust (“REITs”), and pharma/biotech) also contributed positively to performance by assisting us in selecting stocks in these subsectors that in aggregate, outperformed the stocks held in the benchmark in these subsectors.
Detractors from overall performance versus the benchmark included our non-systematic bets (clean energy, AI stocks, and stocks held for risk control purposes). Style bets also detracted overall, as our overweight to micro-cap stocks hurt us as recurring recession fears left micro-caps trailing small caps over the period. Two of our five economic subsector-specific models (insurance and utilities) also detracted from performance for the trailing twelve months.
Software & Services, Diversified Financials and Consumer Services were the three largest economic subsector detractors from performance for the period. For Software & Services, poor stock selection accounted for the entirety of the deficit, as the Fund’s overweight allocation was the correct call. For Diversified Financials, poor stock selection combined with an incorrect underweight allocation combined to result in underperformance. For Consumer Services, poor stock selection was the primary source of underperformance, but a small underweight allocation also detracted slightly as well.
The largest individual stock detractors from performance were Heritage Financial, Hanmi Financial, and Commscope Holding.
Heritage Financial and Hanmi Financial are both banks, and both suffered mightily as the Federal Reserve (“Fed”) rapidly increased interest rates, resulting in net interest margin compression, and both suffered as assumed guilt by association when
Silicon Valley Bank failed and a wider contagion was feared. Commscope Holding was both highly leveraged during a period of rising interest rates, leading to refinancing fears, and struggled with its communications infrastructure business, delivering serial negative earnings surprises. The Fund held Hanmi Financial as of 10/31/2023, but no longer holds Heritage Financial due to its above average office real estate loan exposure, and no longer holds Commscope Holding due to its deteriorating business and financial condition.
Capital Goods, Pharmaceuticals & Biotechnology and Consumer Durables & Apparel were the three largest economic subsector contributors to performance for the period. For Capital Goods, good stock selection and a correct overweight allocation combined to boost performance. In the case of Pharmaceuticals & Biotechnology, good stock selection and an underweight allocation both helped to fuel outperformance. For Consumer Durables & Apparel, successful stock selection and a correct overweight allocation combined to drive outperformance.
The biggest individual stocks contributors to performance were Sterling Infrastructure, Atkore, and Matthews International. Sterling
Infrastructure delivered sequential positive earnings surprises that helped to propel the stock higher. Atkore was one of the Fund’s larger holdings and delivered a series of positive earnings surprises as well. Matthews International had more mixed success for the twelve-month period, but the Fund’s fortuitous buy and sell timing netted a substantial gain over the period. The Fund held
Sterling Infrastructure and Atkore as of 10/31/2023 and did not hold Matthews International.
The Fund did not invest in derivatives during the reporting period.
The Fund did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Bailard, Inc.
Portfolio Manager:
Thomas J. Mudge III, CFA, Osman Akgun, PhD, CFA and Blaine Townsen
The Fund is subject to the risks of investing in equity securities (including small and micro-cap companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2)
are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources.
Value funds may underperform other funds that use different investing styles. The Fund may invest in foreign securities (which

Nationwide Bailard Cognitive Value Fund - October 31, 2023 - Fund Commentary - 7
are volatile, harder to price and less liquid than U.S. securities). The Fund also is subject to the risks of using Behavioral Finance techniques for stock selection. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreement 1.5%
Exchange Traded Funds 0.5%
Rights
†
0.0%
Liabilities in excess of other assets (1.1)%
100.0%
Top Industries
2
Banks 14.9%
Oil, Gas & Consumable Fuels 8.0%
Energy Equipment & Services 3.8%
Retail REITs 3.7%
Household Durables 3.2%
Insurance 3.1%
Trading Companies & Distributors 3.1%
Building Products 3.0%
Construction & Engineering 2.8%
Software 2.7%
Other Industries
#
51.7%
100.0%
Top Holdings
2
DigitalBridge Group, Inc. 1.0%
Liberty Energy, Inc., Class A 0.9%
Kite Realty Group Trust 0.9%
Veritiv Corp. 0.9%
Genie Energy Ltd., Class B 0.9%
Assured Guaranty Ltd. 0.8%
Andersons, Inc. (The) 0.8%
EMCOR Group, Inc. 0.8%
Scorpio Tankers, Inc. 0.8%
Westamerica Bancorp 0.8%
Other Holdings
#
91.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

8 - Fund Commentary - October 31, 2023 - Nationwide Bailard Cognitive Value Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(7.82)% 5.43% 5.53% 4/3/2006
w/SC
2
(13.12)% 4.19% 4.91%
Class C w/o SC
1
(8.45)% 4.68% 4.77% 4/3/2006
w/SC
3
(9.34)% N/A N/A
Class M
4
(7.52)% 5.79% 5.89% 5/30/2001
Class R6
4,5
(7.53)% 5.78% 5.89% 9/18/2013
Institutional Service Class
4
(7.57)% 5.68% 5.80% 4/4/2006
Russell 2000
®
Value Index (9.93)% 3.26% 5.20%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.47%
Class C 2.22%
Class M 0.97%
Class R6 0.97%
Institutional Service Class 1.22%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Bailard Cognitive Value Fund - October 31, 2023 - Fund Commentary - 9
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard Cognitive Value Fund versus the
Russell 2000
®
Value Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - October 31, 2023 - Nationwide Bailard Technology & Science Fund
For the annual period ended October 31, 2023, the Nationwide Bailard Technology & Science Fund Class A returned 31.59%
*
versus 30.85% for its benchmark, the S&P North American Technology Sector Index
TM
. For broader comparison, the return for the
Fund's closest Morningstar peer category, Technology (consisting of 166 investments as of October 31, 2023), was 24.16% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The top three sectors’ contributors are Software & Services, Semiconductor Industry, and Transportation. Software & Services
benefitted from good stock selection including a company in design automation software used for semiconductor development;
broad based office productivity software, cloud services and AI deployment company; and a leading graphic design software company integrating generative AI. The rebound in the Semiconductor industry in anticipation of a cyclical trough was the next largest industry group contributor. Holdings in semiconductor wafer fabrication equipment companies and a large position in a company providing leading edge semiconductors and systems for next generation AI computing intensive were key contributors.
In the transportation industry, a leading app-based ride-share and local delivery company rebounded on a resilient consumer and better execution on its profit model.
The top three securities by contribution were KLA Corp., a wafer Fabrication Equipment company benefiting from China’s increased spending; Insight Enterprises Inc., a systems integrator and computer reseller focused on margin improvement; and Cadence
Design Systems Inc., a software company providing semiconductor design automation software. The positions are still held in the
Fund.
The top three sectors’ detractors are Media & Entertainment, Consumer Discretionary, and Financial Services. Media &
Entertainment was the worst performing industry group primarily due to uncertainty around the consumer and poor execution or guidance on profit models. Consumer Discretionary was negatively impacted by a single holding that underperformed early in the year on concerns of a slowing consumer, higher operating expenses, and a slowdown in its cloud services offering, but has rebounded on better fundamentals in the second half of the year. Lastly, Financial Services was a slight detractor due primarily to holding an in payment services company where concerns about the consumer and a pending acquisition weighed on the stock price. Positions were eliminated in Media & Entertainment, while holdings in Consumer Discretionary and Financial Services remained.
The top three securities that detracted from performance were not owning Broadcom Inc, a semiconductor company in the fast-
growing interconnect market; owning Amazon Inc., a retail and cloud services company that underperformed in the early part of the year but has since rebounded; and holding Dexcom Inc., a glucose monitoring company where sentiment turned negative around the introduction of GLP-1 as a weight loss aid. There have been no changes in the holdings of the securities.
There was no liquidity event that materially impacted performance nor did the Fund hold derivatives.
Subadviser:
Bailard, Inc.
Portfolio Managers:
Sonya Thadhani Mughal, CFA, Dave Harrison Smith, CFA and Chris Moshy
*
High double-digit returns are unusual and cannot be sustained
Past performance is no guarantee of future results and there is no guarantee strategies will be successful. Indices are not available for direct investment.
The Fund is subject to the risks of investing in equity securities. Growth funds may underperform other funds that use different investing styles. Funds that concentrate on specific sectors may be subject to greater volatility than that of other mutual funds.
The Fund may invest in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than are more-
established stocks. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.

Nationwide Bailard Technology & Science Fund - October 31, 2023 - Fund Commentary - 11
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.7%
Repurchase Agreement 0.5%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Software 33.2%
Semiconductors & Semiconductor Equipment 25.9%
Interactive Media & Services 10.2%
Technology Hardware, Storage & Peripherals 6.1%
Broadline Retail 4.1%
Financial Services 3.7%
Electronic Equipment, Instruments & Components 3.5%
Ground Transportation 2.4%
Health Care Equipment & Supplies 2.0%
Household Durables 1.9%
Other Industries
#
7.0%
100.0%
Top Holdings
2
Microsoft Corp. 11.4%
NVIDIA Corp. 7.9%
Meta Platforms, Inc., Class A 5.6%
Alphabet, Inc., Class A 4.7%
Apple, Inc. 4.5%
KLA Corp. 4.4%
Amazon.com, Inc. 4.1%
Adobe, Inc. 4.0%
Lam Research Corp. 3.1%
Cadence Design Systems, Inc. 2.9%
Other Holdings
#
47.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

12 - Fund Commentary - October 31, 2023 - Nationwide Bailard Technology & Science Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
31.59% 13.41% 14.87% 4/3/2006
w/SC
2
24.00% 12.07% 14.19%
Class C w/o SC
1
30.60% 12.57% 14.02% 4/3/2006
w/SC
3
29.60% N/A N/A
Class M
4
32.01% 13.74% 15.23% 5/30/2001
Class R6
4,5
31.97% 13.74% 15.24% 9/18/2013
Institutional Service Class
4
31.91% 13.64% 15.12% 4/4/2006
S&P North American
Technology Sector Index
TM
30.85% 15.76% 17.50%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.21%
Class C 1.92%
Class M 0.91%
Class R6 0.91%
Institutional Service Class 0.99%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Bailard Technology & Science Fund - October 31, 2023 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard Technology & Science Fund versus the
S&P North American Technology Sector Index
TM
over the 10-year period ended 10/31/23. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - October 31, 2023 - Nationwide BNY Mellon Dynamic U.S. Core Fund
For the annual period ended October 31, 2023, the Nationwide BNY Mellon Dynamic U.S. Core Fund Class R6 returned 7.78%
versus 10.14% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Blend (consisting of 1,239 investments as of October 31, 2023), was 8.58% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund does not take any positions outside of index-based exposure to the S&P 500
®
, long US Treasury bonds, and cash.
Therefore, there is no impact from individual security, sector, country, or currency factors. Both the S&P 500
®
and long Treasury
exposure detracted over the period.
The Fund underperformed the benchmark over the past year mainly due to our defensive equity position, which averaged 95%.
The modest underweight was warranted in our view given the unfavorable risk/reward that equities offered. US equity valuations, as measured by the forward price-to-earnings ratio, were relatively high, economic growth was slowing, credit conditions were tightening, and inflation remained higher for longer. Despite worsening fundamentals, leading economic indicators, and consumer confidence, the S&P 500
®
rose over the period on hopes for a soft landing and the AI-driven rally in technology stocks. Our long
Treasury position (average of 2.1% over the period) detracted modestly, while an average cash position of 3.2% contributed positively to the return.
Derivatives are a standard implementation feature of the strategy. The Fund utilizes a combination of index-based physical securities, futures, and options to express our investment views. Typically, 85% of the S&P 500
®
exposure is implemented with
passive indexing equity exposure (i.e., fully funded physical securities that seek to replicate the benchmark index). The remaining exposure is held in S&P 500
®
futures that are cost effective to trade when we make changes to the S&P 500
®
exposure. The
Fund also opportunistically takes modest financial leverage (up to 50% maximum). To implement leverage, the Fund purchases exchange-traded S&P 500
®
options, which enable upside participation while also providing downside protection. Over the past 12 months derivative positions were modestly positive. Over longer horizons, the derivative positions have not had a material impact on Fund performance.
The Fund did not experience any liquidity events that materially impact the performance during the period.
Subadviser:
Newton Investment Management North America, LLC
Portfolio Managers:
James Stavena; Dimitri Curtil; and Torrey Zaches, CFA
The Fund is subject to the risks of investing in equity securities and fixed-income securities. The Fund may invest in more aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). The Fund's holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. The Fund’s strategy may lead to above-average short-term volatility. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
S&P Indexes are trademarks of Standard & Poor's and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2023 - Fund Commentary - 15
Asset Allocation
1
Common Stocks 88.1%
Short-Term Investments 8.9%
Purchased Options 0.2%
Repurchase Agreement
†
0.0%
Futures Contracts (1.2)%
Other assets in excess of liabilities 4.0%
100.0%
Top Industries
2
Software 9.8%
Technology Hardware, Storage & Peripherals 6.7%
Semiconductors & Semiconductor Equipment 6.5%
Interactive Media & Services 5.3%
Financial Services 3.9%
Oil, Gas & Consumable Fuels 3.7%
Pharmaceuticals 3.7%
Broadline Retail 3.2%
Health Care Providers & Services 2.9%
Banks 2.7%
Other Industries
#
51.6%
100.0%
Top Holdings
2
U.S. Treasury Bills 8.7%
Microsoft Corp. 6.5%
Apple, Inc. 6.5%
Amazon.com, Inc. 3.1%
NVIDIA Corp. 2.6%
Alphabet, Inc., Class A 1.9%
Meta Platforms, Inc., Class A 1.7%
Alphabet, Inc., Class C 1.6%
Berkshire Hathaway, Inc., Class B 1.6%
Tesla, Inc. 1.4%
Other Holdings
#
64.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

16 - Fund Commentary - October 31, 2023 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
7.41% 10.50% 11.25% 5/8/1998
w/SC
2
1.26% 9.21% 10.59%
Class C w/o SC
1
6.75% 9.70% 10.40% 3/1/2001
w/SC
3
5.75% N/A N/A
Class R
4,5
6.96% 10.08% 10.88% 10/1/2003
Class R6
5,6
7.78% 10.86% 11.59% 2/14/1961
Eagle Class
5
7.87% 10.82% 8.51% 10/1/2018
Institutional Service Class
5
7.61% 10.70% 11.40% 11/30/2011
S&P 500
®
Index 10.14% 11.01% 11.18%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.84% 0.81%
Class C 1.59% 1.56%
Class R 1.28% 1.25%
Class R6 0.53% 0.50%
Eagle Class 0.63% 0.60%
Institutional Service Class 0.66% 0.63%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2023 - Fund Commentary - 17
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide BNY Mellon Dynamic U.S. Core Fund versus the S&P 500
®
Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - October 31, 2023 - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
For the annual period ended October 31, 2023, the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund Class K (formerly
Nationwide BNY Mellon Disciplined Value Fund) returned 1.93% versus 0.13% for its benchmark, the Russell 1000
®
Value Index.
For broader comparison, the return for the Fund's closest Morningstar peer category, Large Value (consisting of 1,104 investments as of October 31, 2023), was 0.26% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The three top positive impact sectors were Financials, Health Care, and Energy. Financials was the top performing sector of the reporting period due to effective stock selection, especially within the insurance and banks segments. In particular, positioning in CME Group Inc. Class A and Assurant, Inc. were particularly additive to performance. In the Health Care sector, solid stock selection contributed to performance in the pharmaceuticals segment of the Health Care sector. A lack of exposure to Pfizer Inc.
was also additive to performance. The Energy sector was the third-best sector performer over the past twelve months thanks to effective stock selection and positioning among the oil, gas and consumable fuels segment.
The three key individual stock contributors were CME Group Inc., Constellation Energy Corporation, and Pfizer Inc. CME Class A
share is a derivative exchange with over 90% market share in most of their main product lines. CME is a beneficiary of volatility in markets, long-term trend of rising debt in the world and increase in trading of derivatives. At the start of the year, CME was attractively valued and performed well in the first quarter as it increased pricing by 5% in 2023, higher than what the market expected while volumes held up well. As of the end of this reporting period, the Fund still held this security. Constellation is a nuclear power generator company, which posted strong guidance in their most recent earnings report during multiple periods over the last twelve months. As of the end of the reporting period, the Fund still held this security. Not owning Pfizer contributed to returns as the drugmaker issued guidance that was below consensus expectations, due to revenue declines for the firm’s
COVID-19 products. The Fund did not hold this security over the reporting period.
The three sectors that detracted from performance during the reporting period were Communication Services, Materials, and
Consumer Staples. The Communication Services sector was the largest relative detractor over the period. The interactive media and services segment was challenged due to underweight positioning. The Materials sector performance was weighed down by challenged stock selection among metals and mining. In particular, shares of Alcoa Corporation underperformed over the period. Consumer Staples also lagged over the period due to positioning among personal care products and household product segments. Shares of Kenvue, Inc. weighed on the results.
The three key detracting holdings were Meta Platforms Inc., Kenvue Inc., and Alcoa Corporation. As for Meta Platforms Inc.
Class A, not owning the shares detracted from performance as the firm continues to be strong with improving sentiment around
Instagram Reels performance, greater recognition of Meta’s artificial intelligence capabilities and opportunities, and perceived recapture of share of advertising spend. The Fund did not hold this security over the reporting period. Kenvue was Johnson &
Johnson’s consumer health business, spun-off over the year, and the company is a global leader in providing over-the-counter drugs for colds, allergies and pain care. Weakness was largely due to ongoing litigation on its Tylenol products with claims alleging that prenatal exposure to Tylenol is associated with autism and ADHD in children. A court hearing is currently planned for December 2023. As of the end of the reporting period, the Fund still held this security. Alcoa Corporation underperformed as investors grew increasingly nervous on the prospect of a global recession and the pace and sustainability of China’s reopen. The
Fund sold this security over the reporting period.
The Fund utilizes a combination of futures and options that track the S&P 500
®
Index, Russell 1000
®
Value Index and US Treasury
Bonds. The Fund also opportunistically takes modest financial leverage (up to 50% maximum). In order to implement leverage, the
Fund purchases exchange-traded S&P 500 options, which enable upside participation while also providing downside protection.
Over the past 12 months performance of derivative positions was modestly negative.
During the period, there were no liquidity events that materially impacted Fund performance.
Subadviser:
Newton Investment Management North America, LLC
Portfolio Managers:
John C. Bailer, CFA; James H. Stavena; Dimitri Curtil; and Torrey K. Zaches, CFA
The Fund is subject to the risks of investing in equity securities, including initial public offerings (IPOs), which often are subject to greater and more unpredictable price changes than are more-established stocks. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate investments in specific industries or sectors, subjecting it to greater volatility than that of other mutual funds. The Fund uses a

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - October 31, 2023 - Fund Commentary - 19
value style of investing, focusing on dividend-paying stocks and other investments which provide income, and may underperform other funds that use different investing styles. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that the dividends will remain at the current levels or increase over time. The success of the Fund's investment strategy may depend in part on the effectiveness of the subadviser's quantitative tools for screening securities. A previously successful strategy may become outdated or inaccurate, possibly resulting in losses. Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 90.2%
Short-Term Investments 4.6%
Purchased Options 0.2%
Futures Contracts (1.4)%
Other assets in excess of liabilities
§
6.4%
100.0%
Top Industries
2
Insurance 11.9%
Oil, Gas & Consumable Fuels 10.3%
Health Care Equipment & Supplies 6.9%
Capital Markets 6.6%
Financial Services 5.9%
Banks 4.9%
Aerospace & Defense 4.0%
Hotels, Restaurants & Leisure 4.0%
Media 3.7%
Semiconductors & Semiconductor Equipment 3.6%
Other Industries 38.2%
100.0%
Top Holdings
2
Berkshire Hathaway, Inc., Class B 4.5%
U.S. Treasury Bills 4.2%
JPMorgan Chase & Co. 3.8%
Becton Dickinson & Co. 3.1%
Medtronic plc 2.7%
AbbVie, Inc. 2.6%
CME Group, Inc. 2.5%
Cisco Systems, Inc. 2.5%
Northrop Grumman Corp. 2.5%
UnitedHealth Group, Inc. 2.4%
Other Holdings 69.2%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

20 - Fund Commentary - October 31, 2023 - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
*
Date of
Inception
Class A w/o SC
1
1.78% N/A 8.29% 12/16/2019
w/SC
2
(4.06)% N/A 6.65%
Class K
3,4
1.93% 9.92% 9.96% 12/31/1987
Class R6
4
2.01% N/A 8.64% 12/16/2019
Eagle Class
4
2.03% N/A 8.61% 12/16/2019
Institutional Service Class
4
1.99% N/A 8.56% 12/16/2019
Russell 1000
®
Value Index 0.13% 6.60% 7.60%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.21% 1.16%
Class K 0.81% 0.76%
Class R6 0.71% 0.66%
Eagle Class 0.81% 0.76%
Institutional Service Class 0.96% 0.91%
*
Not annualized.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Total returns prior to the Fund’s inception on December 14, 2019 are based on the performance of the Fund’s predecessor fund.
4
Not subject to any SCs.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - October 31, 2023 - Fund Commentary - 21
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class K shares of the Nationwide BNY Mellon Dynamic U.S. Equity Income
Fund versus the Russell 1000
®
Value Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - October 31, 2023 - Nationwide Fund
For the annual period ended October 31, 2023, the Nationwide Fund Institutional Service Class returned 9.67% verses 10.14% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large
Blend (consisting of 1,239 investments as of October 31, 2023), was 8.58% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
U.S. equities, as measured by the S&P
®
500 Index, posted positive results over the trailing 12-month period ending 31 October
2023. Greater optimism that the US Federal Reserve (“Fed”) would begin to scale back its aggressive pace of interest rate hikes, along with outsized short covering and hedging, helped to fuel a sharp rebound in stocks in November before risk sentiment waned in December amid recession fears, macroeconomic headwinds, and downside earnings risks in the coming quarters.
U.S. equities surged higher in the first quarter of 2023. The sudden collapse of the two US regional banks prompted swift policy actions by Federal regulators, which helped stabilize liquidity and stem the potential for broader contagion. The turmoil generated more uncertainty about the US economic outlook, as investors grappled to assess the impact of tightening credit conditions and the path of interest rates and inflation. As the period went on, a narrow group of mega-cap technology companies rallied as they benefited from investor optimism about their earnings potential and growth prospects and exuberance surrounding generative artificial intelligence. Markedly stronger-than-forecasted first-quarter corporate earnings and improving earnings prospects bolstered market sentiment.
U.S. equities were later pressured by surging Treasury yields amid firming views that the Fed will keep interest rates elevated for a prolonged period. Even as household budgets were strained by tightening credit conditions and lofty prices, markets dialed back the probability of recession as cooling inflation, a solid job market, and resilient consumer spending increased the potential that the US economy could achieve a “soft landing”.
The Fund outperformed the S&P
®
500 Index during the period. Its outperformance was driven by strong stock selection in the
Consumer Discretionary, Energy and Health Care sectors. This was partially offset by challenging stock selection in the Information
Technology, Consumer Staples, and Materials sectors.
Top contributors to relative performance during the period included Meta Platforms (Communication Services), Amazon
(Consumer Discretionary), and Alphabet (Communication Services). An overweight position in Meta Platforms contributed to relative performance as shares rose after the company reported better-than-forecast revenue for the fourth quarter and boosted its stock buyback authorization by $40 billion. Management also said that it anticipated lowered total expenses in 2023 driven in part by staff reduction. The company later reported upbeat results in the first quarter; revenue, earnings, and user growth exceeded expectations. Meta also reported better-than-expected results and guidance in the second quarter driven by an improving digital advertising environment. Furthermore, a second contributing factor to the Fund’s relative performance was an overweight position in Amazon.com. Shares of Amazon benefited from positive investor sentiment attributed partly to further cost cutting measures and advancements in artificial intelligence (AI). The current trend toward AI should benefit Amazon Web Services and increase demand for its cloud computing platforms. Amazon reported strong earnings in the second quarter and issued upbeat guidance due to improving e-commerce efficiency and stabilizing AWS sales growth, as customers are shifting from cost optimization to driving innovation and bringing new workloads to the cloud. Shares of Alphabet climbed higher following second quarter results that topped consensus expectations due to revenue growth in Search and Google Cloud. A return to growth in YouTube provided additional tailwinds to the stock price. Additional factors contributing to positive market sentiment included stabilizing ad demand, potential upside driven by AI, and cost management.
Top detractors from relative performance during the period included NVIDIA (Information Technology), Sysco (Consumer Staples),
and Broadcom (Information Technology). An underweight position in NVIDIA was among the top detractors. Shares of NVIDIA surged over the period after the chipmaker provided second-quarter revenue and gross margin outlook sharply above estimates, driven by strong data center demand on the growing need of chips for generative artificial intelligence and language learning models. At the end of May, the company became the first chipmaker to achieve a $1 trillion market valuation. NVIDIA’s 2Q23 results and 3Q23 guidance surpassed expectations driven by demand for accelerated computing and generative AI. The Fund remains underweight the stock, and instead owns overweight positions in other semiconductor companies such as Advanced
Micro Devices. Shares of Sysco were weighed down by investors’ concerns about the effects of inflation and supply chain issues on the food distribution industry. Not owning Broadcom detracted from results as shares rose during the period. The company had announced a multi-year deal with Apple to continue supplying certain components for iPhones. We continue to favor other names in the semiconductor space positioned to benefit from investments in next-generation technology.
A slowdown among global equity markets that has characterized the second half of 2023 thus far reflects broadening concerns about higher interest rates for longer, persistent inflation, deteriorating consumer health, and emerging markets volatility. Following the September Federal Open Market Committee meeting, Fed Chairman Jerome Powell hinted at additional rate hikes in 2023

Nationwide Fund - October 31, 2023 - Fund Commentary - 23
and 2024, reinstating a hawkish monetary policy stance taken by the US central bank to combat moderating but uncomfortably high inflation. The tight labor market and resulting real wage growth has supported consumer spending in the US, however, market participants are increasingly concerned with a consumer slowdown due to inflationary impacts cutting into spending power, higher rates discouraging new lines of credit, student loan payment resumption, higher energy prices, and pandemic-related savings dwindling.
The team believes the stage is set for a market environment characterized by higher inflation and higher interest rates. This suggests more volatility and cyclicality of business cycles which should translate into increased alpha opportunities. The Global
Industry Analysts (GIAs) are constantly performing deep fundamental research to identify companies that are well placed to outperform amid the prevailing market environment. They remain focused on understanding which business models may suffer from a recession and which may thrive from structurally higher inflation and tighter monetary policy with the overall goal of generating alpha in their respective sub-portfolios.
The Fund utilized Exchange Traded Funds (“ETFs”) during the period to equitize cash.
The Fund did not experience any liquidity events that had a material impact on performance over the period.
Subadviser:
Wellington Management Company LLP
Portfolio Managers:
Jonathan G. White, CFA and Mary L. Pryshlak, CFA
The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Funds using both a growth style and a value style of investing may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2023 - Nationwide Fund
Asset Allocation
1
Common Stocks 99.5%
Repurchase Agreement
†
0.0%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Software 10.3%
Interactive Media & Services 9.0%
Semiconductors & Semiconductor Equipment 5.7%
Pharmaceuticals 5.6%
Broadline Retail 5.4%
Oil, Gas & Consumable Fuels 5.4%
Financial Services 5.1%
Health Care Providers & Services 4.1%
Technology Hardware, Storage & Peripherals 3.7%
Capital Markets 3.4%
Other Industries
#
42.3%
100.0%
Top Holdings
2
Microsoft Corp. 7.2%
Alphabet, Inc., Class A 5.9%
Amazon.com, Inc. 5.4%
Apple, Inc. 3.7%
Meta Platforms, Inc., Class A 3.1%
Berkshire Hathaway, Inc., Class B 2.4%
JPMorgan Chase & Co. 2.3%
Eli Lilly & Co. 2.0%
TJX Cos., Inc. (The) 1.8%
Philip Morris International, Inc. 1.7%
Other Holdings
#
64.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Fund - October 31, 2023 - Fund Commentary - 25
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
9.37% 10.22% 10.00% 5/8/1998
w/SC
2
3.09% 8.92% 9.35%
Class C w/o SC
1
8.54% 9.38% 9.16% 3/1/2001
w/SC
3
7.54% N/A N/A
Class R
4,5
9.09% 9.81% 9.57% 10/1/2003
Class R6
5
9.74% 10.57% 9.65% 4/10/2018
Institutional Service Class
5
9.67% 10.47% 10.26% 5/11/1933
S&P 500
®
Index 10.14% 11.01% 11.18%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.93% 0.89%
Class C 1.63% 1.59%
Class R 1.35% 1.31%
Class R6 0.60% 0.56%
Institutional Service Class 0.68% 0.64%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Not subject to any SCs.

26 - Fund Commentary - October 31, 2023 - Nationwide Fund
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Fund versus the S&P 500
®
Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expense, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Geneva Mid Cap Growth Fund - October 31, 2023 - Fund Commentary - 27
For the annual period ended October 31, 2023, the Nationwide Geneva Mid Cap Growth Fund Class A returned 3.56% versus 3.35%
for its benchmark, the Russell Midcap
®
Growth Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Mid-Cap Growth (consisting of 527 investments as of October 31, 2023), was 0.21% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The market environment during the period was volatile and the Fund experienced many swings in relative and absolute performance.
Following a difficult 2022, markets had a nice start to 2023 but in early spring a banking crisis spooked investors and drove equities lower. Not too soon after, markets experienced a wave of risk-on behavior as investors cheered advancements in AI (artificial intelligence) and favorable economic news which pushed up equities, but this was a headwind to the Fund’s relative performance.
This run up in performance was due to multiple expansion, rather than earnings growth, and it soon fizzled out as economic data began to weaken, and the Federal Reserve (“Fed”) continued to tell investors that rates were going to remain higher for longer.
Compounding these issues was the disfunction in Washington, which caused the US to be without a Speaker of the House for many weeks, and a dangerous conflict between Israel and Palestine which threatens to pull the US into another war in the Middle
East.
The Nationwide Geneva Mid Cap Growth Fund outperformed during the period due to strong stock selection. At the ICB Industry level, the top contributors relative to the benchmark were Health Care, Energy and Consumer Staples. At the stock level the top contributors were Copart, Axon Enterprise and Abiomed, Inc. Copart offers online auctions and services for salvaged autos. The company has delivered consistently strong results this year and most recently delivered another healthy beat in fiscal quarter four
2023, with volumes rebounding in the U.S. and international while average selling prices continue to hold up well for a range of factors despite softer used car prices. The management remains focused on driving long-term value, as illustrated by its disciplined approach to deploying its significant balance sheet power and its ongoing investment in land capacity. Axon Enterprise is a public safety technology company that services customers worldwide. The company has been a strong performer this year and delivered another strong report in third quarter of 2023. Momentum in the business remains robust across essentially all areas, whether geographic, end market, or product segment. It continues to deliver products and solutions that fit the needs of end customers, and it continues to increasingly get utilized as a broader platform versus individual solutions. Abiomed develops, manufactures, and markets cardiovascular products. The company was acquired by Johnson & Johnson in late 2022 at a price that was 50% greater than the previous day’s close. Copart and Axon Enterprise were held in the Fund at the end of the period.
The top detractors at the ICB industry level were Financials, Industrials and Technology. At the stock level the top detractors were Signature Bank, Keysight Technologies and EPAM Systems. Signature Bank was sold from the Fund after the company was seized by regulators during the March banking crisis. Both Keysight Technologies and EPAM Systems were held in the Fund at the end of the period. Signature Bank was a midsized regional bank that was seized by regulators in mid-March following the collapse of Silicon Valley Bank. The company’s loan book was solid but there were run-on withdraws following the collapse of
Silicon Valley Bank as investors worried Signature’s crypto deposits and commercial real estate exposure would endanger the bank’s existence. Keysight Technologies (KEYS) offers electronic measurement services using wireless, modular and software solutions. KEYS delivered mixed fiscal quarter three 2023 results, and the fourth quarter guidance was slightly below consensus with F2024 numbers coming down due to incremental weakness in the demand environment. The company has seen incremental weakness in the semiconductor and manufacturing end markets, primarily in Asia, and this has translated into weaker overall results. KEYS does not anticipate the broader demand environment to inflect positively in near term, suggesting the rest of 2023 and early 2024 could remain more difficult and that a recovery is not likely until second half of 2024. The weakness does appear to be end market driven as KEYS sounds like it is executing well (per usual), while long term secular trends should remain present as it relates to the company capitalizing on customers’ Research & Developments priorities (i.e., customer engagements remain high across the business). EPAM Systems provides software development, outsourcing systems, and other related services to major customers around the globe. The company has suffered from weaker end-market demand due to a less certain macro environment. Management noted the demand environment remains uneven due to a slowdown in near-term decision making but management is confident in the eventual return of growth as customers gain confidence in their optimization initiatives and shift their focus to investing for differentiation. The company is continuing to see weakness in existing client spending, particularly among large technology clients but starting to see some traction in new client activity in the second quarter 2023 at high levels compared to 2021 and 2022. Management expects a sequential decline in revenue in Q3 followed by stabilization in Q4. The company continues to pull profitability levers (headcount, variable compensation) to offset headwinds from lower demand and lower utilization near-term.
The Fund did not invest in derivatives and did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Geneva Capital Management LLC

28 - Fund Commentary - October 31, 2023 - Nationwide Geneva Mid Cap Growth Fund
Portfolio Managers:
William A. Priebe, CFA; W. Scott Priebe; and José Muñoz, CFA
The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 92.3%
Exchange Traded Fund 4.6%
Repurchase Agreement 0.1%
Rights
†
0.0%
Other assets in excess of liabilities 3.0%
100.0%
Top Industries
2
Software 17.4%
Electronic Equipment, Instruments & Components 7.4%
Health Care Equipment & Supplies 7.4%
Aerospace & Defense 7.2%
Specialty Retail 7.1%
Professional Services 7.0%
Commercial Services & Supplies 4.9%
IT Services 4.9%
Financial Services 4.8%
Capital Markets 3.5%
Other Industries
#
28.4%
100.0%
Top Holdings
2
O'Reilly Automotive, Inc. 5.1%
Copart, Inc. 4.9%
iShares Russell Mid-Cap Growth ETF 4.7%
Axon Enterprise, Inc. 4.5%
Verisk Analytics, Inc., Class A 3.9%
Intuit, Inc. 3.8%
Amphenol Corp., Class A 3.6%
STERIS plc 3.3%
Gartner, Inc. 3.3%
CoStar Group, Inc. 3.3%
Other Holdings
#
59.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Geneva Mid Cap Growth Fund - October 31, 2023 - Fund Commentary - 29
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
3.56% 7.82% 7.89% 1/4/1999
w/SC
2
(2.40)% 6.55% 7.25%
Class C w/o SC
1
2.85% 7.03% 7.11% 5/8/2000
w/SC
3
2.35% N/A N/A
Class R6
4,5
3.89% 8.19% 8.28% 9/18/2013
Institutional Service Class
5
3.75% 8.06% 8.14% 6/8/2009
Russell Midcap
®
Growth
Index 3.35% 8.09% 9.09%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.11%
Class C 1.87%
Class R6 0.78%
Institutional Service Class 0.90%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

30 - Fund Commentary - October 31, 2023 - Nationwide Geneva Mid Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Geneva Mid Cap Growth Fund versus the
Russell Midcap
®
Growth Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide GQG US Quality Equity Fund - October 31, 2023 - Fund Commentary - 31
For the annual period ended October 31, 2023, the Nationwide GQG US Quality Equity Fund Class R6 returned 3.68% versus
10.14% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Blend (consisting of 1,239 investments as of October 31, 2023), was 8.58% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The largest absolute contributors to results were holdings within the Information Technology, Communication Services and
Consumer Discretionary sectors. Among the largest contributors to relative performance during the fiscal year were stock selection within the Information Technology, Consumer Discretionary and Health Care sectors.
Among the top stock relative contributors included Eli Lilly and Company, AppLovin Corporation, and ServiceNow, Inc.
Eli Lilly and Company is a biopharmaceutical company. The firm’s portfolio consists of products for diabetes, cancer, immunology, and neurology. The company is based in Indiana. Driven by the success of Mounjaro, a diabetes drug that is expected to receive regulatory approval during the next 6-9 months for anti-obesity applications, Lilly delivered revenue and earnings ahead of expectations. The company also raised its guidance for sales and EPS for the second half of the year.
AppLovin Corporation engages in building a software-based platform for mobile application developers to enhance the marketing and monetization of their applications. The company is based in California. AppLovin reported what we consider to be strong quarterly results as the latest version of its AI-based ad tech platform appeared to gain market share and enhance the company’s profitability. As a result, the management team raised its guidance for third quarter 2023 sales and Earnings before Interest, Taxes,
Depreciation, and Amortization (“EBITDA”). In addition, the company increased the size of its share repurchase authorization as it bought shares back from its former private equity sponsor.
ServiceNow, Inc. is an enterprise software company based in California. The firm sells SaaS-based applications to automate existing processes, digitize workflows, and integrate client systems on a single platform. We believe the stock increased during the quarter following the company’s announcement of its strategy to integrate generative AI into its platform and monetize the offerings.
The Fund continues to own Eli Lilly and Company, AppLovin Corporation and ServiceNow, Inc.
As the market was down broadly 6 of the 11 Sectors detracted on an absolute basis. In order of magnitude were Utilities, Consumer
Staples, Communication Services, Health Care, Consumer Staples, Energy and Financials. Among the largest detractors from relative performance during the fiscal year were from being overweight in the Energy sector, being underweight the Information
Technology sector and stock selection in Financials Sector.
The largest portfolio company relative detractors included Humana, Inc, Exxon Mobile Corporation, and Occidental Petroleum
Corporation.
Humana Inc offers health maintenance organizations, preferred provider organizations, point-of-service plans and administrative services products to individuals, employers and government-sponsored plans. The company is based in Kentucky. Humana focuses on Medicare Advantage plans, where growth is expected to be driven by the aging demographics in the U.S. We are expecting EPS growth north of 10% driven by higher enrollment and a degree of operating leverage.
Exxon Mobil Corporation is a Texas based oil and natural gas producer. It also markets petroleum, petrochemical and other specialty products. The Fund owns the stock due to the industry’s deteriorating supply dynamic which we believe is likely to keep the commodity price at elevated levels. While oil was already in short supply, in our opinion, the situation was exacerbated by sanctions on Russia in the wake of its invasion of Ukraine. Russia is the second largest oil exporting country after Saudi Arabia.
We believe that Exxon is well-positioned given the depth of its asset base. Also, we have been encouraged by its capital spending discipline and commitment to returning cash to shareholders.
Occidental Petroleum Corporation is an oil and gas producer, pipeline operator and chemicals manufacturer. The company is based in Texas. The Fund owned the stock due to the industry’s deteriorating supply dynamic which is likely to keep the commodity price at elevated levels. While oil was already in short supply, in our opinion, the situation was exacerbated by sanctions on Russia in the wake of its invasion of Ukraine. Russia is the second largest oil exporting country after Saudi Arabia.
The Fund continues to own Exxon Mobil Corporation and Humana Inc. but sold Occidental Petroleum Corporation.

32 - Fund Commentary - October 31, 2023 - Nationwide GQG US Quality Equity Fund
As noted above, the Fund underperformed by the benchmark during the fiscal year ending October 31, 2023. The bulk of this underperformance came in the first quarter of calendar year 2023, where the Fund underperformed by more than 980 basis points
(“bps”), posting a return of -2.34% vs +7.50% for the S&P 500
®
Index. The main detractors from relative performance were a result of underweights to Information Technology, Communications Services and Consumer Discretionary, which led the Index’s returns during the period and the overweight to Energy, Healthcare, and Utilities that all posted negative returns in the quarter and were the primary laggards within the Index for the quarter. It was this same relative positioning that had served the Fund well relative to the Index in the prior year. Our same strong commitment to striving to protect our investors’ assets during market downturns as took place in 2022, has also often led to our underperformance around inflection points and subsequent early stages of rebound. In those periods when low quality (higher leverage, non-earning, and lower return-on-equity) and high-volatility and beta tend to lead the market, we have historically underperformed on a relative basis. This was the case in the first quarter of calendar year 2023.
During the first quarter, we began to reposition the Fund to an overweight position in Information Technology and Communication
Services. The overearning in the sector that occurred during the pandemic has re-based to more realistic levels, in our view, while earnings expectations normalized to pre-COVID-19 trends. We believe the fundamental picture is improving with semiconductor inventories declining while demand for servers, personal computers, and smartphones appears to be bottoming. In addition, recent advances in generative artificial intelligence and large-language model applications are expected to be a growth driver for data centers as well as select hardware providers. Within Communication Services we observed potential upside for certain companies in online advertising from generative AI applications. Relative performance rebounded during the second and third quarters of calendar year 2023, where the Fund outperformed by 207bps and 178bps respectively. The Fund also outperformed in October by 230bps, continuing to make up the lost ground from the first quarter of calendar year 2023.
The Fund did not invest in derivatives during the reporting period and had no liquidity events impact the performance.
Subadviser:
GQG Partners LLC
Portfolio Managers:
Rajiv Jain, Brian Kersmanc; and Sudarshan Murthy, CFA
The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such as foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund is non-diversified and may hold large positions in a small number of securities, and an increase or decrease in the value of such securities may have a greater impact on the Fund's value and total return. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide GQG US Quality Equity Fund - October 31, 2023 - Fund Commentary - 33
Asset Allocation
1
Common Stocks 99.5%
Repurchase Agreement 1.1%
Liabilities in excess of other assets (0.6)%
100.0%
Top Industries
2
Software 19.0%
Semiconductors & Semiconductor Equipment 15.8%
Interactive Media & Services 13.9%
Oil, Gas & Consumable Fuels 11.4%
Pharmaceuticals 8.9%
Health Care Providers & Services 7.9%
Energy Equipment & Services 6.1%
Broadline Retail 4.8%
Financial Services 3.0%
Ground Transportation 2.0%
Other Industries
#
7.2%
100.0%
Top Holdings
2
NVIDIA Corp. 8.5%
Meta Platforms, Inc., Class A 7.9%
Eli Lilly & Co. 7.6%
Microsoft Corp. 7.3%
Schlumberger NV 6.1%
Alphabet, Inc., Class C 6.0%
Canadian Natural Resources Ltd. 4.9%
Amazon.com, Inc. 4.8%
UnitedHealth Group, Inc. 4.7%
AppLovin Corp., Class A 4.1%
Other Holdings
#
38.1%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

34 - Fund Commentary - October 31, 2023 - Nationwide GQG US Quality Equity Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr.
10 yr. or
Inception
*
Date of
Inception
Class A w/o SC
1
3.35% 7.35% 1/25/2021
w/SC
2
(2.62)% 5.07%
Class R6
3
3.68% 7.71% 1/25/2021
Eagle Class
3
3.59% 7.66% 1/25/2021
Institutional Service Class
3
3.40% 7.55% 1/25/2021
S&P 500
®
Index 10.14% 5.59%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.26% 0.97%
Class R6 0.76% 0.49%
Eagle Class 0.86% 0.59%
Institutional Service Class 1.01% 0.74%
*
Not annualized.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

Nationwide GQG US Quality Equity Fund - October 31, 2023 - Fund Commentary - 35
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide GQG US Quality Equity Fund from inception through 10/31/23 versus the S&P 500
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

36 - Fund Commentary - October 31, 2023 - Nationwide Loomis All Cap Growth Fund
For the annual period ended October 31, 2023, the Nationwide Loomis All Cap Growth Fund Class R6 returned 23.56%
*
versus
17.32% for its benchmark, the Russell 3000
®
Growth Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Growth (consisting of 1,220 investments as of October 31, 2023), was 15.49% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Meta Platforms, Nvidia, and Netflix were the top contributors to relative performance during the period. Microsoft, Illumina, and
Alnylam Pharmaceuticals were the largest detractors from relative performance. The Fund continues to own all six securities.
Stock selection in the information technology, communication services, industrials, and consumer staples sectors, as well as the allocations in the communication services, industrials, and consumer discretionary sectors, contributed positively to relative return.
Stock selection in the healthcare and financials sectors, as well as the allocations in the information technology, healthcare, and financials sectors, detracted from relative performance.
Meta Platforms operates online social networking platforms with 3.9 billion monthly users, 200 million businesses, and 10 million advertisers worldwide using its family of apps, Facebook, Messenger, WhatsApp, and Instagram, the scale and reach of Meta’s network is unrivaled. Meta’s shares were under pressure throughout most of 2022, it was temporary fundamental weakness arising from the company’s transition to a new advertising format and maneuvering around privacy changes imposed by Apple in
2021. We took advantage of near-term price weakness to add to the portfolio’s holdings on multiple occasions during this period, most recently in November 2022. Despite ongoing macroeconomic pressure on advertising spending, Meta has since posted four consecutive quarters of better-than-expected financial results, including accelerating revenue growth in the last three quarters.
Meta’s brands, network, and targeting advantage position the company to take increasing share of the industry’s profit pool and grow its market share from 6% currently to approximately 10% of the total global advertising market over our investment time horizon. On the basis of its core business alone, we believe the company is substantially undervalued and trades at a significant discount to our estimate of intrinsic value.
Nvidia is the world leader in artificial intelligence (AI) computing, which enables computers to mimic human-like intelligence for problem solving and decision-making capabilities. The company’s competitive advantages include its intellectual property, brands, and a large and growing ecosystem of developers and applications utilizing its GPU (graphic processing unit) technology. The shares were under pressure throughout most of 2022 given a weak market backdrop, shares rebounded substantially over the past
12 months, with gains accelerating following the company’s first quarter earnings report in May. Nvidia reported financial results that were well above consensus expectations, as AI applications, including generative AI, are driving strong demand for GPUs by companies looking to leverage these capabilities and drive competitive differentiation. The company also provided revenue guidance that was substantially higher than consensus expectations, resulting in a material increase in expectations for revenue, profits, and free cash flow for its full fiscal year. To further drive adoption by enterprises, Nvidia is also partnering with cloud service providers including Oracle, Microsoft, and Google to offer AI services via the cloud. Nvidia remains strongly positioned to benefit from secular growth in PC gaming and is still in the early stages of growth in its data center business, which has the potential to be much larger in the long term. We believe Nvidia’s strong growth prospects are not currently reflected in its share price. As a result, we believe the company’s shares are trading at a significant discount to our estimate of intrinsic value, offering a compelling reward-to-risk opportunity.
Netflix is one of the world’s leading internet entertainment platforms and a pioneer of subscription video on demand (SVOD). Today the company is a global leader with over 200 million paid subscribers who access TV series, movies, mobile games, and other entertainment content across a wide variety of genres, languages, and devices. The Fund initiated positions in Netflix in the first quarter of 2022 after shares had fallen approximately 40% from their recent high and continued to build our position throughout the first half of 2022 as share prices further declined. As the company’s subscriber losses proved to be less than expected and returned to growth in the second half of 2022 and year-to-date in 2023, the share price appreciated substantially. As a leading provider of SVOD, we believe Netflix will take its share of global consumer entertainment spending from about 3% today to approximately 5% over the long-term investment horizon, contributing to low-double digit growth in revenue over our long-term investment horizon. As a result, the shares trade at a substantial discount to our estimate of intrinsic value and offer a compelling reward-to-risk opportunity.
Microsoft is the world’s largest software company, offering productivity and collaboration tools, cloud services, and personal computing products to businesses and consumers. Microsoft’s unmatched scale has enabled it to invest tens of billions of dollars in research and development to sustain its competitive position as enterprise work processes and platforms increasingly shift to the cloud. Commercial cloud computing is the largest growth opportunity for Microsoft, where the company’s robust platform, productivity tools, and enterprise software include Azure, Office 365, and Dynamics 365. During the period, Microsoft reported financial results that were generally strong and above consensus expectations, driven primarily by secular growth and share gains in its commercial cloud businesses. While the company was among the top ten contributors to the Fund’s absolute returns during the period, the company was the largest detractor from relative returns due to our smaller average position size than the

Nationwide Loomis All Cap Growth Fund - October 31, 2023 - Fund Commentary - 37
benchmark. We size the positions based on our estimate of reward-to-risk approach in which we limit the absolute position weight to no more than 8% at market to actively manage the downward risk. We continue to believe that Microsoft remains undervalued, and our position size reflects the relative assessment of reward to risk.
Illumina is the industry leader in the fast-growing field of sequencing for genetic and genomic analysis, supporting research, clinical, and consumer genetics applications. The company’s recent results and guidance are below our long-term expectations.
While the launch of a new platform typically results in an initial slowdown in revenues as customers exhaust existing inventory while evaluating the new platform, the company’s acquisition of GRAIL has also detracted from near-term focus and returns.
Uncertainty remains as the company closed the transaction prior to receiving approval from the EU, which has since ordered that the business be divested. Illumina is challenging divestiture rulings from both the EU and FTC. We believe the legal challenges should conclude by the first quarter of 2024. While the process is likely to remain a distraction over the coming year, we believe
Illumina’s core business remains highly attractive on a reward-to-risk basis and remains substantially discounted relative to intrinsic value, regardless of the GRAIL outcome. In September, the company named Jacob Thaysen, Ph.D. as its new CEO.
Thaysen previously served as President of the Life Sciences and Applied Markets Group at Agilent, a well-regarded life sciences company. Jacob brings a background in research and development (R&D) as well as experience operating in genetics and clinical end markets. Despite the near term uncertainty, we believe Illumina remains advantageously positioned in a high quality industry benefitting from long-term, secular growth. As a result, we believe the company is selling at a significant discount to our estimate of its intrinsic value and offers a compelling reward-to-risk opportunity. We added to our position on multiple occasions during the period.
Alnylam Pharmaceuticals is a leader in gene therapies based on its pioneering small-interfering RNA (siRNA) approach to disease treatment. Alnylam’s strong and sustainable competitive advantages include its deep, cumulative and compounding knowledge in the science of RNAi therapeutics, in particular its creation and advancement of unique siRNA-based therapies, and the multiple partnerships it has entered on the basis of its technology which provide both external funding and established commercialization avenues. Alnylam’s approved therapy for hATTR amyloidosis, is waiting to receive regulatory approval in the larger, related indication of ATTR with cardiomyopathy (ATTR-CM). Vutrisiran is currently in Phase III clinical trials for ATTR-CM, with results expected in the first half of next year. Over our long-term investment horizon, the company can generate substantial revenue growth, while turning profitable and generating substantial cumulative free cash flow. We believe Alnylam’s market price continues to substantially undervalue the potential contribution from the company’s clinical-stage assets which is supported by the company’s established track record for producing genetically validated therapeutics. As a result, we believe the company is selling at a substantial discount to our estimate of its intrinsic value and offers a compelling reward to risk opportunity.
The Fund did not invest in derivative instruments and did not have any significant liquidity events during the reporting period.
Subadviser:
Loomis, Sayles & Company, L.P
Portfolio Manager:
Aziz V. Hamzaogullari, CFA
*
High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities (including small and mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2)
are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S.
securities). Growth funds may underperform other funds that use different investing styles. Funds that invest in a relatively small number of securities may be subject to greater volatility than that of a more diversified investment. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

38 - Fund Commentary - October 31, 2023 - Nationwide Loomis All Cap Growth Fund
Asset Allocation
1
Common Stocks 98.6%
Repurchase Agreement 1.8%
Liabilities in excess of other assets (0.4)%
100.0%
Top Industries
2
Software 14.9%
Interactive Media & Services 12.9%
Semiconductors & Semiconductor Equipment 9.9%
Entertainment 7.0%
Broadline Retail 6.9%
Financial Services 6.0%
Biotechnology 5.2%
Beverages 5.1%
Capital Markets 4.4%
Aerospace & Defense 4.4%
Other Industries
#
23.3%
100.0%
Top Holdings
2
Meta Platforms, Inc., Class A 7.7%
NVIDIA Corp. 7.1%
Amazon.com, Inc. 5.8%
Netflix, Inc. 4.5%
Oracle Corp. 4.5%
Visa, Inc., Class A 4.4%
Boeing Co. (The) 4.4%
Monster Beverage Corp. 4.0%
Alphabet, Inc., Class A 3.9%
Tesla, Inc. 3.7%
Other Holdings
#
50.0%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Loomis All Cap Growth Fund - October 31, 2023 - Fund Commentary - 39
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
23.14% 10.36% 10.35% 5/31/2017
w/SC
2
16.03% 9.06% 9.34%
Class R6
3
23.56% 10.85% 10.84% 5/31/2017
Eagle Class
3
23.55% 10.78% 9.55% 6/27/2018
Institutional Service Class
3
23.62% 10.84% 10.78% 5/31/2017
Russell 3000
®
Growth
Index 17.32% 13.49% 13.91%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.32% 1.26%
Class R6 0.88% 0.82%
Eagle Class 0.98% 0.92%
Institutional Service Class 1.13% 1.07%
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

40 - Fund Commentary - October 31, 2023 - Nationwide Loomis All Cap Growth Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Loomis All Cap Growth Fund from inception through 10/31/23 versus the Russell 3000
®
Growth Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Small Company Growth Fund - October 31, 2023 - Fund Commentary - 41
For the annual period ended October 31, 2023, the Nationwide Small Company Growth Fund Institutional Service Class returned
-6.04% versus -7.63% for its benchmark, the Russell 2000
®
Growth Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Small Growth (consisting of 580 investments as of October 31, 2023), was -6.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Over the last 12 months, Inflation has stood at historical levels driven by supply chain disruptions, labor shortages, and geopolitical issues from Russia’s invasion of Ukraine. In response, the Federal Reserve has increased interest rates to quell inflation, which has caused the equity markets to develop a disconnect between companies’ positive operating fundamentals and their share prices. Also, in this rapidly rising interest rate environment, several bank failures occurred creating concern about the strength of our financial system. All these factors have driven high market volatility; however, it appeared these macroeconomic factors that caused a disconnect between companies’ operating fundamentals and stock prices have moderated during the second and third quarters of 2023. Specifically, inflationary pressures have improved, while supply chain disruptions seem to be abating based on comments made by companies’ managements of our portfolio’s holdings.
Performance was due to many performers spread across our sectors. Among the top detractors were Xometry (Industrial Products and Systems), CyroPort (Miscellaneous) and Cytek Biosciences (Medical/Health Care). The Fund still holds the securities at the end of the reporting period.
Xometry has developed an online manufacturing platform or marketplace, which allows customers to receive quotes, place orders and receive custom manufactured parts based on their specifications. Xometry was a top detractor during the period because while demand remained strong, average price per order declined during the period as manufacturing partners were accepting jobs from Xometry at lower-than-expected prices. This dynamic was due to a combination of having an increasing number of partners on the platform, platform software enhancements that make it easier for partners to select jobs, as well as some of the partners having excess manufacturing capacity which they needed to fill. This impact was more of a factor early in the period and began to return toward more normal pricing levels later in the period. Xometry is the largest player in this market and remains positioned to continue growing and gaining market share for years to come.
Cryoport is a cold chain logistics company focused primarily on the rapidly growing cell and gene therapy industry. During the period,
Cryoport faced headwinds related to lack of industry manufacturing capacity, reduced funding for biotech and pharmaceutical companies, and changes in customer purchasing patterns to become more cautions in spending in current environment. Looking past the near-term concerns, the cell and gene therapy industry is in the very early stages of getting products approved, and shipment volumes are expected to ramp up significantly in the coming years. We believe that Cryoport’s leading position in supporting these programs for leading biotech and pharmaceutical companies has the company well positioned for future growth.
Cytek Biosciences provides instruments, consumables and software that enables researchers and biopharma companies to perform flow cytometry cell analysis using their Full Spectrum Profiling (FSP) technology. Cytek has been gaining market share and offers lower prices than its competitors. Cytek’s results detracted from performance during the period due to a slowdown in spending from biotech firms and larger pharmaceutical companies from domestic and international markets and higher than expected variable expenses. Looking forward, we see a long runway for growth, as the company’s enhanced capabilities will likely contribute to it gaining further penetration into their addressable markets.
Among the top contributors were Abiomed, Inc. (Medical/Health Care), Manhattan Associates and AppFolio, Inc. (both Information/
Knowledge Management). The Fund still holds all these securities, except Abiomed.
Abiomed manufactures and sells a portfolio of minimally invasive heart-recovery devices called the Impella. Abiomed was a top contributor during the period due to a significant increase in its stock price upon the announcement of acquisition. On Nov. 1, 2022,
Abiomed announced the company had entered into a definitive agreement to be acquired by Johnson & Johnson for $380 per share in cash, representing a 51% premium to the previous closing price. Abiomed shareholders will also receive a non-tradeable contingent value right (CVR) entitling the holder to receive up to $35.00 per share in cash if certain commercial and clinical milestones are achieved over the next 5-7 years. The acquisition closed on Dec. 22, 2022.
Manhattan Associates’ outperformance over the last twelve months is a result of the company continuing to execute its business plan. The company reported better than expected sales and earnings results for the last four consecutive quarters. The most recent quarterly results showed sales growth of 20% year-over-year while GAAP operating margin increased over 380 basis points year-over-year to 22.4% due mainly to operating leverage from the growth in cloud subscription revenue. Management increased their 2023 guidance for revenue and operating margin. Their point-of-sale products are not impacting financial results and continue growing in about 400-600 stores. We believe Manhattan’s continued execution and positive financial results contributed to the
Fund’s performance.

42 - Fund Commentary - October 31, 2023 - Nationwide Small Company Growth Fund
AppFolio provides cloud-based content management software to U.S. property management clients. The security was a top contributor as its stock price increased during the period as the company’s underlying business fundamentals continued to improve and the company posted strong revenue growth, and subsequently increased forward revenue projections. AppFolio added several experienced executives over the past couple of years, including announcing a new CEO in March 2023. Their investments in innovation, especially AI, are notable.
At Brown Capital Management, our investment philosophy does not change quarter to quarter, and is not geared toward any specific market conditions or circumstances. While we are impacted by market movements, our consistent investment process does not change in anticipation of one or another type of market. Focusing on exceptional small companies that have the wherewithal to become outstanding large companies is where we concentrate our efforts. As long-term and benchmark agnostic investors, our style is a disciplined and patient implementation of our small company investment process.
There were no liquidity events that had an effect on performance and no derivatives were used in the portfolio.
Subadviser:
Brown Capital Management, LLC
Portfolio Managers:
Keith A. Lee; Kempton M. Ingersol; Damien L. Davis, CFA; Andrew J. Fones; Daman C. Blakeney; and Chaitanya Yaramada, CFA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The investment strategy of holding stocks for long time periods with an emphasis on particular industries or sectors may subject the Fund to above-
average short-term volatility. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 96.2%
Repurchase Agreement 0.5%
Rights
†
0.0%
Other assets in excess of liabilities 3.3%
100.0%
Top Industries
2
Software 51.9%
Life Sciences Tools & Services 12.3%
Health Care Equipment & Supplies 8.0%
Biotechnology 6.2%
Health Care Technology 4.8%
Machinery 4.6%
Professional Services 4.3%
Electronic Equipment, Instruments & Components 3.7%
Trading Companies & Distributors 1.9%
Electrical Equipment 1.8%
Other Industries
#
0.5%
100.0%
Top Holdings
2
Appfolio, Inc., Class A 5.3%
Vericel Corp. 5.2%
Guidewire Software, Inc. 5.1%
ANSYS, Inc. 4.8%
Tyler Technologies, Inc. 4.8%
Veeva Systems, Inc., Class A 4.8%
Manhattan Associates, Inc. 4.8%
Smartsheet, Inc., Class A 4.7%
Alarm.com Holdings, Inc. 4.6%
Datadog, Inc., Class A 4.5%
Other Holdings
#
51.4%
100.0%

Nationwide Small Company Growth Fund - October 31, 2023 - Fund Commentary - 43
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

44 - Fund Commentary - October 31, 2023 - Nationwide Small Company Growth Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(6.20)% (0.10)% 5.89% 1/3/2012
w/SC
2
(11.59)% (1.27)% 5.26%
Institutional Service Class
3
(6.04)% 0.05% 6.06% 1/3/2012
Russell 2000
®
Growth
Index (7.63)% 2.68% 5.67%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.36% 1.34%
Institutional Service Class 1.21% 1.19%
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

Nationwide Small Company Growth Fund - October 31, 2023 - Fund Commentary - 45
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Small Company Growth Fund from inception through 10/31/23 versus the Russell 2000
®
Growth Index for the same period. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

46 - Fund Commentary - October 31, 2023 - Nationwide WCM Focused Small Cap Fund
For the annual period ended October 31, 2023, the Nationwide WCM Focused Small Cap Fund Class A returned 3.11% verses
-8.56% for its benchmark, the Russell 2000
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Small Blend (consisting of 565 investments as of October 31, 2023), was -5.05% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund has shown strong downside protection against the Russell 2000
®
benchmark over the last twelve months. Coming off
the heels of a strong finish in 2022, the market continued its run through the first two quarters of 2023. But then the performance took a sharp turn in the third quarter as U.S. equities tumbled amidst recessionary fears and continued monetary tightening from the Federal Reserve. Fortunately, strong stock selection has been the highlight for the Fund over the last twelve months, as the
Fund’s high-quality businesses outperformed during the market upswing and have shown strong downside protection during the recent pullback. The Fund’s quality emphasis will likely continue to be rewarded over the long-term, regardless of shorter-term market conditions.
The attribution analysis shows that while both allocation and selection were the contributors for the period, selection was the driving source of outperformance of the Fund. From an allocation perspective, an overweight position to the Industrial sector (4th best in benchmark) was the primary contributor. The Fund’s underweight position in Financial (2nd worst), particularly its avoidance of banks, contributed meaningfully. Additionally, the Fund’s underweight to Health Care (worst) and its overweighting to Consumer
Staples (2nd best) were the additional contributors. From a selection standpoint, the Fund’s picks in Industrials and Financials led the way. Selections within the Consumer Staples and Materials sectors also contributed to performance.
The three stocks that contributed most to relative Fund performance for the Reporting Period were Inter Parfums Inc. (IPAR),
Focus Financial Partners (FOCS), and American Woodmark Corp. (AMWD). IPAR continued to demonstrate its ability to grow the brands within its fragrance portfolio, and it has been the top contributor for the Fund over the last twelve months. FOCS has been an outsized contributor to the Fund, as it jumped earlier in the year when it was announced that it was being taken out by the private equity firm, Clayton, Dubilier & Rice, LLC. The acquisition transaction closed at the end of August 2023. Lastly, AMWD has posted higher than expected sales growth over the past twelve months and continues to improve profitability. The Fund continues to hold IPAR and AMWD.
On the other hand, from an allocation perspective, the Fund’s avoidance of Energy (best in benchmark) was the sole detracting sector over the last twelve months. From a selection standpoint, the Fund picks in Consumer Discretionary were the largest source of underperformance. Selection within the Information Technology and Real Estate sectors also detracted from performance.
The three stocks that detracted the most from the performance for the reporting period were Addus HomeCare Corp. (ADUS),
Leslie’s Inc. (LESL), and E2open Parent Holdings Inc. (ETWO). ADUS was negatively impacted by increased regulatory concerns that hurt investor confidence. Despite the concerns, our conviction around the idea remains intact. Leslie’s was purchased in the
Fund due to our confidence in the residential pool market and LESL’s position in the market. A series of missteps by the company’s management with product pricing coupled with a difficult short-term environment caused the share price to tumble. Additionally, management communicated poorly with investors, leading us to sell the position as it no longer fit our definition of quality. ETWO has seen decelerating growth as a result of longer customer decision-making due to economic uncertainty, and the Fund sold the position. The Fund continues to hold ADUS.
We did not use derivatives in managing the Fund during the reporting period.
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
WCM Investment Management
Portfolio Manager:
Jonathon Detter, CFA; Anthony B. Glickhouse, CFA; and Patrick McGee, CFA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3)
are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and are highly volatile) and foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Because the Fund may hold large positions in a smaller number of securities, an increase or decrease in the value of such securities may have a greater impact on the Fund's value and total return. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide WCM Focused Small Cap Fund - October 31, 2023 - Fund Commentary - 47
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 88.9%
Other assets in excess of liabilities
§
11.1%
100.0%
Top Industries
2
Health Care Providers & Services 12.2%
Building Products 10.2%
Construction & Engineering 7.6%
Chemicals 7.1%
Electronic Equipment, Instruments & Components 6.1%
Professional Services 6.0%
Insurance 4.6%
Commercial Services & Supplies 4.3%
Ground Transportation 3.8%
Machinery 3.5%
Other Industries 34.6%
100.0%
Top Holdings
2
ePlus , Inc. 6.1%
Addus HomeCare Corp. 6.1%
Verra Mobility Corp., Class A 6.0%
Element Solutions, Inc. 5.0%
Enstar Group Ltd. 4.6%
API Group Corp. 4.5%
Ensign Group, Inc. (The) 3.8%
Landstar System, Inc. 3.8%
Hillman Solutions Corp. 3.5%
Ollie's Bargain Outlet Holdings, Inc. 3.5%
Other Holdings 53.1%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

48 - Fund Commentary - October 31, 2023 - Nationwide WCM Focused Small Cap Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
3.11% 4.94% 6.68% 3/1/2007
w/SC
2
(2.83)% 3.71% 6.05%
Class C w/o SC
1
2.30% 4.14% 5.89% 3/1/2007
w/SC
3
1.30% N/A N/A
Class R6
4,5
3.45% 5.31% 7.06% 9/18/2013
Institutional Service Class
5
3.40% 5.22% 6.97% 3/1/2007
Russell 2000® Index (8.56)% 3.31% 5.63%
Russell 2000
®
Value Index (9.93)% 3.26% 5.20%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.24% 1.16%
Class C 2.00% 1.92%
Class R6 0.88% 0.80%
Institutional Service Class 0.96% 0.88%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

Nationwide WCM Focused Small Cap Fund - October 31, 2023 - Fund Commentary - 49
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide WCM Focused Small Cap Fund versus the
Russell 2000
®
Index and the Russell 2000
®
Value
Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

50 - Shareholder Expense Example - October 31, 2023 - Equity Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2023) and continued to hold your shares at the end of the reporting period (October 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2023 through October 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2023 through October 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide Bailard Cognitive Value Fund
Class A Shares
Actual
(a)
1,000.00 997.40 6.44 1.28
Hypothetical
(a)(b)
1,000.00 1,018.75 6.51 1.28
Class C Shares
Actual
(a)
1,000.00 994.00 9.75 1.94
Hypothetical
(a)(b)
1,000.00 1,015.43 9.86 1.94
Class M Shares
Actual
(a)
1,000.00 999.10 4.69 0.93
Hypothetical
(a)(b)
1,000.00 1,020.52 4.74 0.93
Class R6 Shares
Actual
(a)
1,000.00 998.30 4.68 0.93
Hypothetical
(a)(b)
1,000.00 1,020.52 4.74 0.93
Institutional Service Class Shares
Actual
(a)
1,000.00 999.30 4.94 0.98
Hypothetical
(a)(b)
1,000.00 1,020.27 4.99 0.98

Equity Funds - October 31, 2023 - Shareholder Expense Example - 51
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide Bailard Technology & Science Fund
Class A Shares
Actual
(a)
1,000.00 1,114.20 6.45 1.21
Hypothetical
(a)(b)
1,000.00 1,019.11 6.16 1.21
Class C Shares
Actual
(a)
1,000.00 1,110.40 10.11 1.90
Hypothetical
(a)(b)
1,000.00 1,015.63 9.65 1.90
Class M Shares
Actual
(a)
1,000.00 1,115.60 4.75 0.89
Hypothetical
(a)(b)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(a)
1,000.00 1,115.60 4.75 0.89
Hypothetical
(a)(b)
1,000.00 1,020.72 4.53 0.89
Institutional Service Class Shares
Actual
(a)
1,000.00 1,115.60 5.17 0.97
Hypothetical
(a)(b)
1,000.00 1,020.32 4.94 0.97
Nationwide BNY Mellon Dynamic U.S. Core Fund
Class A Shares
Actual
(a)
1,000.00 997.10 4.23 0.84
Hypothetical
(a)(b)
1,000.00 1,020.97 4.28 0.84
Class C Shares
Actual
(a)
1,000.00 994.20 7.84 1.56
Hypothetical
(a)(b)
1,000.00 1,017.34 7.93 1.56
Class R Shares
Actual
(a)
1,000.00 995.20 6.29 1.25
Hypothetical
(a)(b)
1,000.00 1,018.90 6.36 1.25
Class R6 Shares
Actual
(a)
1,000.00 999.00 2.52 0.50
Hypothetical
(a)(b)
1,000.00 1,022.68 2.55 0.50
Eagle Class Shares
Actual
(a)
1,000.00 999.80 2.57 0.51
Hypothetical
(a)(b)
1,000.00 1,022.63 2.60 0.51
Institutional Service Class Shares
Actual
(a)
1,000.00 998.00 3.47 0.69
Hypothetical
(a)(b)
1,000.00 1,021.73 3.52 0.69

52 - Shareholder Expense Example - October 31, 2023 - Equity Funds
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Class A Shares
Actual
(a)
1,000.00 982.10 4.60 0.92
Hypothetical
(a)(b)
1,000.00 1,020.57 4.69 0.92
Class K Shares
Actual
(a)
1,000.00 983.00 3.80 0.76
Hypothetical
(a)(b)
1,000.00 1,021.37 3.87 0.76
Class R6 Shares
Actual
(a)
1,000.00 983.50 3.30 0.66
Hypothetical
(a)(b)
1,000.00 1,021.88 3.36 0.66
Eagle Class Shares
Actual
(a)
1,000.00 983.50 3.30 0.66
Hypothetical
(a)(b)
1,000.00 1,021.88 3.36 0.66
Institutional Service Class Shares
Actual
(a)
1,000.00 1,017.00 3.81 0.75
Hypothetical
(a)(b)
1,000.00 1,021.42 3.82 0.75
Nationwide Fund
Class A Shares
Actual
(a)
1,000.00 999.10 4.38 0.87
Hypothetical
(a)(b)
1,000.00 1,020.82 4.43 0.87
Class C Shares
Actual
(a)
1,000.00 995.10 8.45 1.68
Hypothetical
(a)(b)
1,000.00 1,016.74 8.54 1.68
Class R Shares
Actual
(a)
1,000.00 996.60 5.74 1.14
Hypothetical
(a)(b)
1,000.00 1,019.46 5.80 1.14
Class R6 Shares
Actual
(a)
1,000.00 1,000.70 2.72 0.54
Hypothetical
(a)(b)
1,000.00 1,022.48 2.75 0.54
Institutional Service Class Shares
Actual
(a)
1,000.00 1,000.30 3.18 0.63
Hypothetical
(a)(b)
1,000.00 1,022.03 3.21 0.63

Equity Funds - October 31, 2023 - Shareholder Expense Example - 53
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide Geneva Mid Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 966.20 5.45 1.10
Hypothetical
(a)(b)
1,000.00 1,019.66 5.60 1.10
Class C Shares
Actual
(a)
1,000.00 962.60 9.05 1.83
Hypothetical
(a)(b)
1,000.00 1,015.98 9.30 1.83
Class R6 Shares
Actual
(a)
1,000.00 967.90 3.72 0.75
Hypothetical
(a)(b)
1,000.00 1,021.42 3.82 0.75
Institutional Service Class Shares
Actual
(a)
1,000.00 967.40 4.22 0.85
Hypothetical
(a)(b)
1,000.00 1,020.92 4.33 0.85
Nationwide GQG US Quality Equity Fund
Class A Shares
Actual
(a)
1,000.00 1,033.40 4.15 0.81
Hypothetical
(a)(b)
1,000.00 1,021.12 4.13 0.81
Class R6 Shares
Actual
(a)
1,000.00 1,034.70 2.51 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
Eagle Class Shares
Actual
(a)
1,000.00 1,035.00 2.98 0.58
Hypothetical
(a)(b)
1,000.00 1,022.28 2.96 0.58
Institutional Service Class Shares
Actual
(a)
1,000.00 1,033.50 3.79 0.74
Hypothetical
(a)(b)
1,000.00 1,021.48 3.77 0.74
Nationwide Loomis All Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,028.10 6.49 1.27
Hypothetical
(a)(b)
1,000.00 1,018.80 6.46 1.27
Class R6 Shares
Actual
(a)
1,000.00 1,029.60 4.19 0.82
Hypothetical
(a)(b)
1,000.00 1,021.07 4.18 0.82
Eagle Class Shares
Actual
(a)
1,000.00 1,029.70 4.71 0.92
Hypothetical
(a)(b)
1,000.00 1,020.57 4.69 0.92
Institutional Service Class Shares
Actual
(a)
1,000.00 1,030.40 4.25 0.83
Hypothetical
(a)(b)
1,000.00 1,021.02 4.23 0.83

54 - Shareholder Expense Example - October 31, 2023 - Equity Funds
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide Small Company Growth Fund
Class A Shares
Actual
(a)
1,000.00 925.90 6.46 1.33
Hypothetical
(a)(b)
1,000.00 1,018.50 6.77 1.33
Institutional Service Class Shares
Actual
(a)
1,000.00 926.30 5.68 1.17
Hypothetical
(a)(b)
1,000.00 1,019.31 5.96 1.17
Nationwide WCM Focused Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 965.90 5.75 1.16
Hypothetical
(a)(b)
1,000.00 1,019.36 5.90 1.16
Class C Shares
Actual
(a)
1,000.00 961.70 9.49 1.92
Hypothetical
(a)(b)
1,000.00 1,015.53 9.75 1.92
Class R6 Shares
Actual
(a)
1,000.00 967.10 3.97 0.80
Hypothetical
(a)(b)
1,000.00 1,021.17 4.08 0.80
Institutional Service Class Shares
Actual
(a)
1,000.00 967.20 4.36 0.88
Hypothetical
(a)(b)
1,000.00 1,020.77 4.48 0.88
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2023 through
October 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide Bailard Cognitive Value Fund - October 31, 2023 - Statement of Investments - 55
Common Stocks 99 .1%
Shares Value ($)
Automobile Components 0 .8%
Modine Manufacturing Co.* 7,200 284,400
Standard Motor Products, Inc. 10,900 380,737
665,137
Banks 15 .0%
Amalgamated Financial Corp. 4,600 83,904
Associated Banc-Corp. 15,500 251,255
Axos Financial, Inc.*(a) 5,600 201,768
Bancorp, Inc. (The)* 3,753 133,794
Banner Corp. 6,100 257,481
Bar Harbor Bankshares 17,501 437,875
Cadence Bank 6,641 140,656
Camden National Corp. 7,900 230,364
Civista Bancshares, Inc. 29,666 432,530
CNB Financial Corp. 3,629 65,975
Colony Bankcorp, Inc. 20,900 207,955
Community Bank System, Inc. 3,900 155,805
Community Trust Bancorp, Inc. 2,300 86,388
Customers Bancorp, Inc.* 2,800 112,588
First Busey Corp. 8,100 160,866
First Horizon Corp. 24,500 263,375
First Merchants Corp. 23,400 639,054
First of Long Island Corp.
(The) 3,300 35,442
Hancock Whitney Corp. 3,600 123,948
Hanmi Financial Corp. 35,623 522,946
Heartland Financial USA, Inc. 7,265 199,061
Home Bancorp, Inc. 7,843 268,780
Home BancShares, Inc. 12,600 257,670
Independent Bank Corp. 3,400 67,830
Live Oak Bancshares, Inc. 5,900 170,215
Mid Penn Bancorp, Inc. 6,424 122,441
Northrim Bancorp, Inc. 9,600 400,416
OFG Bancorp 16,378 485,116
Old National Bancorp 23,600 323,320
Orrstown Financial Services,
Inc. 13,371 282,262
Pacific Premier Bancorp, Inc. 8,800 167,200
Popular, Inc. 9,100 591,864
Renasant Corp. 7,900 192,681
S&T Bancorp, Inc. 23,496 605,257
Shore Bancshares, Inc. 40,887 419,501
SmartFinancial, Inc. 13,653 284,665
South Plains Financial, Inc.(a) 20,727 555,898
SouthState Corp. 5,155 340,746
Timberland Bancorp, Inc. 2,200 62,018
Trustmark Corp. 10,600 213,166
UMB Financial Corp. 9,916 621,932
Univest Financial Corp. 31,500 524,790
Webster Financial Corp. 2,600 98,722
Westamerica Bancorp 13,804 652,101
Zions Bancorp NA 6,316 194,849
12,646,470
Biotechnology 1 .9%
89bio, Inc.* 27,192 201,221
Akero Therapeutics, Inc.* 5,027 59,922
Alector, Inc.* 3,000 15,600
Alkermes plc* 6,462 156,316
Allakos, Inc.* 38,104 72,778
Allovir, Inc.* 33,300 49,950
Avidity Biosciences, Inc.* 8,900 45,835
Carisma Therapeutics, Inc. 15,700 47,100
Common Stocks
Shares Value ($)
Biotechnology
Dynavax Technologies Corp.* 3,700 52,577
Entrada Therapeutics, Inc.*(a) 7,800 124,878
Immunovant, Inc.* 6,300 208,215
Intercept Pharmaceuticals,
Inc.* 4,400 83,292
Iovance Biotherapeutics, Inc.* 12,700 48,514
Janux Therapeutics, Inc.* 7,400 47,508
Kiniksa Pharmaceuticals Ltd.,
Class A* 7,954 121,298
Krystal Biotech, Inc.* 600 70,122
Ovid therapeutics, Inc.*(a) 12,600 44,730
Tourmaline Bio, Inc.(a) 1,477 24,361
Veracyte, Inc.*(a) 4,900 101,528
Y-mAbs Therapeutics, Inc.* 9,200 49,128
1,624,873
Broadline Retail 0 .3%
Ollie's Bargain Outlet
Holdings, Inc.* 3,100 239,444
Building Products 3 .0%
AZEK Co., Inc. (The), Class A* 5,700 149,340
Gibraltar Industries, Inc.* 9,600 584,256
Griffon Corp. 14,417 575,815
Resideo Technologies, Inc.* 37,903 548,835
UFP Industries, Inc. 6,836 650,582
2,508,828
Capital Markets 1 .3%
AssetMark Financial Holdings,
Inc.* 19,400 463,854
Virtu Financial, Inc., Class A 32,400 599,076
1,062,930
Chemicals 0 .8%
Avient Corp. 7,900 249,798
Bioceres Crop Solutions
Corp.* 3,100 34,224
Element Solutions, Inc. 9,100 165,893
Hawkins, Inc.(a) 3,700 212,491
662,406
Commercial Services & Supplies 2 .2%
Acme United Corp.(a) 6,004 201,134
CECO Environmental Corp.* 16,687 269,996
Deluxe Corp. 32,726 557,978
Ennis, Inc. 2,632 56,219
Liquidity Services, Inc.* 13,100 252,437
Perma-Fix Environmental
Services, Inc.* 15,754 146,512
SP Plus Corp.* 6,935 350,426
1,834,702
Communications Equipment 0 .7%
Applied Optoelectronics, Inc.* 6,500 48,295
Aviat Networks, Inc.* 4,000 106,800
Comtech Telecommunications
Corp. 26,557 323,995
NETGEAR, Inc.* 6,626 83,753
562,843
Construction & Engineering 2 .9%
EMCOR Group, Inc. 3,200 661,280
IES Holdings, Inc.* 4,100 255,143
Limbach Holdings, Inc.*(a) 10,900 324,820
MDU Resources Group, Inc. 29,700 552,717

56 - Statement of Investments - October 31, 2023 - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Construction & Engineering
Sterling Infrastructure, Inc.* 8,400 611,940
2,405,900
Construction Materials 0 .2%
Eagle Materials, Inc. 1,100 169,301
Consumer Finance 0 .4%
Ally Financial, Inc. 14,385 347,973
Consumer Staples Distribution & Retail 1 .1%
Andersons, Inc. (The) 13,200 661,716
Village Super Market, Inc.,
Class A 9,036 221,111
882,827
Containers & Packaging 0 .9%
Berry Global Group, Inc. 2,800 154,000
Greif, Inc., Class A 8,600 546,100
O-I Glass, Inc.* 5,258 81,236
781,336
Diversified Consumer Services 1 .6%
Graham Holdings Co., Class B 1,053 609,392
Laureate Education, Inc. 20,800 294,112
OneSpaWorld Holdings Ltd.* 20,900 219,032
Rover Group, Inc., Class A*(a) 31,393 202,485
1,325,021
Diversified REITs 0 .7%
Essential Properties Realty
Trust, Inc. 25,273 554,742
Diversified Telecommunication Services 0 .3%
Liberty Latin America Ltd.,
Class A* 37,500 256,125
Electric Utilities 1 .5%
Genie Energy Ltd., Class B(a) 36,900 732,096
PNM Resources, Inc. 12,400 524,024
1,256,120
Electrical Equipment 1 .2%
Atkore, Inc.*(a) 4,600 571,688
EnerSys 1,947 166,624
Powell Industries, Inc. 3,700 283,605
1,021,917
Electronic Equipment, Instruments & Components 2 .4%
Bel Fuse, Inc., Class B 8,953 485,073
Belden, Inc. 4,700 333,230
Benchmark Electronics, Inc. 17,400 421,254
Fabrinet* 1,700 263,500
Knowles Corp.* 12,800 166,272
ScanSource, Inc.* 7,100 215,840
Vontier Corp. 4,937 145,938
2,031,107
Energy Equipment & Services 3 .9%
ChampionX Corp. 6,200 190,960
DMC Global, Inc.* 11,143 211,160
Helix Energy Solutions Group,
Inc.*(a) 24,800 243,040
Liberty Energy, Inc., Class A(a) 39,900 786,030
Patterson-UTI Energy, Inc.(a) 39,198 497,815
Profire Energy, Inc.* 24,226 44,818
Ranger Energy Services, Inc.,
Class A 18,200 211,302
Common Stocks
Shares Value ($)
Energy Equipment & Services
Select Water Solutions, Inc.,
Class A 17,300 128,712
TETRA Technologies, Inc.* 59,200 280,608
Tidewater, Inc.* 4,200 287,070
Weatherford International
plc*(a) 3,828 356,348
3,237,863
Entertainment 0 .2%
Marcus Corp. (The)(a) 11,200 174,048
Financial Services 2 .3%
Enact Holdings, Inc. 9,300 256,308
EVERTEC, Inc. 2,700 85,806
Merchants Bancorp 11,300 337,757
MGIC Investment Corp. 23,240 391,362
Mr. Cooper Group, Inc.* 7,200 407,016
NMI Holdings, Inc., Class A* 4,700 128,545
Repay Holdings Corp., Class
A*(a) 28,200 168,918
Velocity Financial, Inc.* 15,080 174,174
1,949,886
Food Products 2 .3%
Fresh Del Monte Produce, Inc. 18,000 450,000
Ingredion, Inc. 6,000 561,480
John B Sanfilippo & Son, Inc. 5,941 607,527
Mama's Creations, Inc.* 19,000 64,220
Sovos Brands, Inc.* 10,500 227,955
1,911,182
Gas Utilities 0 .7%
Spire, Inc.(a) 1,500 83,445
UGI Corp. 25,700 534,560
618,005
Ground Transportation 0 .5%
Ryder System, Inc. 4,500 438,930
Health Care Equipment & Supplies 1 .4%
Artivion, Inc.* 10,300 131,222
Dentsply Sirona, Inc. 7,000 212,870
Electromed, Inc.* 3,800 40,014
Globus Medical, Inc., Class A* 3,600 164,556
Haemonetics Corp.* 2,835 241,627
Merit Medical Systems, Inc.* 3,353 230,485
Tactile Systems Technology,
Inc.* 15,300 167,076
1,187,850
Health Care Providers & Services 1 .7%
National HealthCare Corp. 6,300 424,368
PetIQ, Inc., Class A* 13,200 247,764
Premier, Inc., Class A 17,300 332,506
Quipt Home Medical Corp.* 47,000 222,310
Viemed Healthcare, Inc.* 32,522 205,214
1,432,162
Health Care REITs 1 .0%
CareTrust REIT, Inc. 18,400 395,968
Community Healthcare Trust,
Inc. 5,900 169,153
Omega Healthcare Investors,
Inc. 7,200 238,320
803,441

Nationwide Bailard Cognitive Value Fund - October 31, 2023 - Statement of Investments - 57
Common Stocks
Shares Value ($)
Health Care Technology 1 .0%
HealthStream, Inc. 7,100 180,340
NextGen Healthcare, Inc.* 27,200 650,624
830,964
Hotel & Resort REITs 1 .6%
DiamondRock Hospitality Co. 65,411 505,627
Park Hotels & Resorts, Inc. 32,800 378,184
RLJ Lodging Trust 48,400 454,960
1,338,771
Hotels, Restaurants & Leisure 0 .2%
Bluegreen Vacations Holding
Corp. 5,514 184,774
Household Durables 3 .3%
Beazer Homes USA, Inc.* 11,678 282,491
Green Brick Partners, Inc.* 4,293 166,139
KB Home 12,100 534,820
M/I Homes, Inc.* 7,600 623,732
Meritage Homes Corp. 2,695 307,284
Skyline Champion Corp.* 4,231 248,063
Tri Pointe Homes, Inc.* 23,433 587,231
2,749,760
Household Products 0 .4%
Oil-Dri Corp. of America(a) 5,424 310,687
Independent Power and Renewable Electricity Producers
0 .3%
Ormat Technologies, Inc.(a) 4,100 252,314
Industrial REITs 0 .9%
EastGroup Properties, Inc. 2,900 473,425
LXP Industrial Trust 20,600 162,946
Terreno Realty Corp. 2,448 130,429
766,800
Insurance 3 .2%
Assured Guaranty Ltd. 11,149 695,698
Axis Capital Holdings Ltd. 10,600 605,260
CNO Financial Group, Inc. 23,700 549,366
Reinsurance Group of
America, Inc. 2,600 388,622
Universal Insurance Holdings,
Inc. 13,200 206,712
Unum Group 4,600 224,940
2,670,598
Life Sciences Tools & Services 0 .2%
Medpace Holdings, Inc.* 700 169,869
Machinery 2 .3%
Hillman Solutions Corp.* 25,400 166,624
Hyster-Yale Materials
Handling, Inc. 3,000 120,030
Mayville Engineering Co., Inc.* 18,713 226,240
Park-Ohio Holdings Corp. 12,872 291,937
Proto Labs, Inc.* 17,800 420,258
Terex Corp. 11,551 529,036
Wabash National Corp.(a) 9,200 190,348
1,944,473
Media 0 .3%
Entravision Communications
Corp., Class A 61,817 221,305
Metals & Mining 0 .9%
Commercial Metals Co. 13,000 549,770
Common Stocks
Shares Value ($)
Metals & Mining
Olympic Steel, Inc. 4,468 226,840
776,610
Mortgage Real Estate Investment Trusts (REITs) 1 .1%
Arbor Realty Trust, Inc. 40,197 506,884
Redwood Trust, Inc. 6,200 38,936
Starwood Property Trust, Inc. 7,100 126,025
TPG RE Finance Trust, Inc. 45,900 252,909
924,754
Multi-Utilities 0 .2%
Northwestern Energy Group,
Inc. 3,400 163,234
Office REITs 0 .2%
Cousins Properties, Inc. 11,300 201,931
Oil, Gas & Consumable Fuels 8 .1%
Amplify Energy Corp.* 24,100 167,495
Ardmore Shipping Corp. 10,639 141,392
Chord Energy Corp. 3,500 578,620
Civitas Resources, Inc. 2,502 188,726
CNX Resources Corp.*(a) 12,000 260,640
Delek US Holdings, Inc. 9,400 247,690
Dorian LPG Ltd. 14,000 447,580
Energy Fuels, Inc.*(a) 32,500 260,325
International Seaways, Inc. 11,000 528,990
Matador Resources Co. 7,600 468,844
Murphy Oil Corp. 10,187 457,091
Overseas Shipholding Group,
Inc., Class A* 57,700 282,153
Par Pacific Holdings, Inc.* 10,200 334,764
PBF Energy, Inc., Class A 12,600 598,878
Permian Resources Corp.,
Class A(a) 19,600 285,572
Scorpio Tankers, Inc. 11,700 656,955
SM Energy Co. 12,800 516,096
Teekay Tankers Ltd., Class A 7,714 383,386
6,805,197
Passenger Airlines 0 .7%
Copa Holdings SA, Class A 4,600 375,590
SkyWest, Inc.* 4,500 189,765
565,355
Personal Care Products 0 .4%
Edgewell Personal Care Co. 5,000 174,500
Nature's Sunshine Products,
Inc.* 7,961 142,502
317,002
Pharmaceuticals 1 .0%
Amphastar Pharmaceuticals,
Inc.*(a) 3,600 162,972
ANI Pharmaceuticals, Inc.* 2,800 172,872
Assertio Holdings, Inc.*(a) 20,685 44,473
Collegium Pharmaceutical,
Inc.* 4,588 99,835
Corcept Therapeutics, Inc.* 1,700 47,736
Harrow, Inc.*(a) 6,037 86,540
Prestige Consumer
Healthcare, Inc.* 3,000 178,080
SCYNEXIS, Inc.* 17,600 33,264
SIGA Technologies, Inc.(a) 8,800 44,880
870,652

58 - Statement of Investments - October 31, 2023 - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Professional Services 1 .7%
Alight, Inc., Class A* 30,500 202,520
Asure Software, Inc.* 25,200 213,192
Conduent, Inc.* 105,045 335,094
Heidrick & Struggles
International, Inc. 8,400 204,456
Kelly Services, Inc., Class A 11,900 212,415
Korn Ferry 5,500 250,360
1,418,037
Real Estate Management & Development 2 .2%
DigitalBridge Group, Inc. 51,100 809,935
Forestar Group, Inc.* 12,000 285,000
Howard Hughes Holdings,
Inc.* 4,500 298,485
Stratus Properties, Inc.* 1,704 43,742
Tricon Residential, Inc. 61,800 409,734
1,846,896
Residential REITs 0 .3%
BRT Apartments Corp. 17,800 288,894
Retail REITs 3 .8%
Federal Realty Investment
Trust 4,800 437,712
Kite Realty Group Trust 35,400 754,728
SITE Centers Corp. 54,000 629,640
Tanger Factory Outlet Centers,
Inc. 14,900 335,995
Urban Edge Properties 37,200 589,992
Whitestone REIT 44,000 437,800
3,185,867
Semiconductors & Semiconductor Equipment 1 .6%
Amkor Technology, Inc. 24,341 507,753
Cohu, Inc.* 16,823 507,045
Everspin Technologies, Inc.* 23,300 225,311
Power Integrations, Inc. 2,000 138,660
1,378,769
Software 2 .7%
Adeia, Inc. 40,000 337,200
Applied Digital Corp.*(a) 26,800 130,784
Blackbaud, Inc.* 1,200 78,480
CommVault Systems, Inc.* 5,800 379,030
CoreCard Corp.* 3,472 74,197
LiveRamp Holdings, Inc.* 19,400 536,604
Teradata Corp.* 13,200 563,904
Yext, Inc.* 34,300 206,829
2,307,028
Specialized REITs 0 .1%
Uniti Group, Inc. 18,500 85,100
Specialty Retail 2 .4%
Abercrombie & Fitch Co.,
Class A*(a) 2,500 152,050
American Eagle Outfitters, Inc. 11,600 202,652
Build-A-Bear Workshop, Inc. 8,000 198,400
Group 1 Automotive, Inc. 1,500 378,495
Hibbett, Inc. 1,900 87,533
ODP Corp. (The)* 8,500 381,820
Signet Jewelers Ltd.(a) 2,500 174,575
Urban Outfitters, Inc.* 5,400 186,948
Winmark Corp. 671 270,628
2,033,101
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 0 .1%
IonQ, Inc.*(a) 12,600 121,464
Textiles, Apparel & Luxury Goods 1 .5%
Lakeland Industries, Inc. 14,900 217,689
PVH Corp. 7,300 542,755
Tapestry, Inc. 19,200 529,152
1,289,596
Trading Companies & Distributors 3 .2%
Applied Industrial
Technologies, Inc. 900 138,159
Boise Cascade Co. 5,400 506,250
Core & Main, Inc., Class A* 5,700 171,456
MRC Global, Inc.* 56,310 591,818
Veritiv Corp. 4,322 732,190
WESCO International, Inc. 4,035 517,287
2,657,160
Total Common Stocks
(cost $71,694,505) 83,270,331
Exchange Traded Funds 0 .5%
Equity Funds  0.5%
Invesco S&P SmallCap 600
Pure Value ETF(a) 1,100 93,323
iShares S&P Small-Cap 600
Value ETF(a) 3,900 325,845
419,168
Total Exchange Traded Funds
(cost $424,748) 419,168
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
0
Diversified Consumer Services 0 .0%
†
Jounce Therapeutics, Inc.
CVR*^∞ 90,200 0
Total Rights
(cost $16,829) 0

Nationwide Bailard Cognitive Value Fund - October 31, 2023 - Statement of Investments - 59
Repurchase Agreement 1 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.30%, dated 10/31/2023,
due 11/1/2023,
repurchase price
$1,283,111, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$1,308,773.(b)(c) 1,282,921 1,282,921
Total Repurchase Agreement
(cost $1,282,921) 1,282,921
Total Investments
(cost $73,419,003) — 101.1% 84,972,420
Liabilities in excess of other assets — (1.1)% (901,376)
NET ASSETS — 100.0%
$ 84,071,044
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $5,842,407, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,282,921 and by $4,709,049 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 11/7/2023 – 8/15/2053, a total value of
$5,991,970.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $1,282,921.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - October 31, 2023 - Nationwide Bailard Technology & Science Fund
Common Stocks 99 .7%
Shares Value ($)
Biotechnology 1 .1%
Vertex Pharmaceuticals, Inc.* 4,300 1,557,073
Broadline Retail 4 .1%
Amazon.com, Inc.* 41,515 5,525,231
Electronic Equipment, Instruments & Components 3 .5%
Insight Enterprises, Inc.* 23,918 3,427,449
TE Connectivity Ltd. 10,580 1,246,853
4,674,302
Entertainment 1 .0%
Netflix, Inc.* 3,435 1,414,155
Financial Services 3 .7%
Fiserv, Inc.* 13,100 1,490,125
Shift4 Payments, Inc., Class
A*(a) 17,300 770,196
Visa, Inc., Class A(a) 11,845 2,784,759
5,045,080
Ground Transportation 2 .4%
Uber Technologies, Inc.* 75,145 3,252,276
Health Care Equipment & Supplies 2 .0%
Dexcom, Inc.* 15,545 1,380,863
Merit Medical Systems, Inc.* 19,680 1,352,803
2,733,666
Household Durables 1 .9%
Sony Group Corp., ADR-JP 30,610 2,542,161
Interactive Media & Services 10 .3%
Alphabet, Inc., Class A* 50,680 6,288,374
Meta Platforms, Inc., Class A* 25,080 7,555,852
13,844,226
IT Services 1 .5%
Shopify, Inc., Class A* 14,130 666,795
Snowflake, Inc., Class A* 9,070 1,316,329
1,983,124
Life Sciences Tools & Services 1 .0%
Danaher Corp. 6,775 1,300,935
Pharmaceuticals 0 .6%
Intra-Cellular Therapies, Inc.* 15,480 770,285
Professional Services 1 .2%
Booz Allen Hamilton Holding
Corp. 13,548 1,624,812
Semiconductors & Semiconductor Equipment 26 .0%
Advanced Micro Devices, Inc.* 15,630 1,539,555
KLA Corp. 12,760 5,993,372
Lam Research Corp. 7,200 4,235,184
Micron Technology, Inc. 43,543 2,911,720
NVIDIA Corp. 26,060 10,627,268
NXP Semiconductors NV 18,255 3,147,710
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc. 31,445 3,427,191
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 15,375 1,327,016
Texas Instruments, Inc. 12,705 1,804,237
35,013,253
Software 33 .3%
Adobe, Inc.* 10,164 5,407,858
Braze, Inc., Class A* 15,225 648,280
Cadence Design Systems,
Inc.* 16,515 3,961,123
Crowdstrike Holdings, Inc.,
Class A* 6,650 1,175,520
Datadog, Inc., Class A* 24,215 1,972,796
HubSpot, Inc.* 5,440 2,305,309
Intuit, Inc. 7,325 3,625,509
Microsoft Corp. 45,600 15,417,816
Palo Alto Networks, Inc.* 11,095 2,696,307
ServiceNow, Inc.* 6,770 3,939,124
Sprout Social, Inc., Class A*(a) 30,235 1,308,571
Varonis Systems, Inc., Class
B* 73,040 2,457,066
44,915,279
Technology Hardware, Storage & Peripherals 6 .1%
Apple, Inc. 35,603 6,079,924
Pure Storage, Inc., Class A* 63,780 2,156,402
8,236,326
Total Common Stocks
(cost $50,243,951) 134,432,184
Repurchase Agreement 0 .5%
Principal
Amount ($)
CF Secured, LLC,
5.30%, dated 10/31/2023,
due 11/1/2023,
repurchase price
$658,229, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$671,393.(b)(c) 658,131 658,131
Total Repurchase Agreement
(cost $658,131) 658,131
Total Investments
(cost $50,902,082) — 100.2% 135,090,315
Liabilities in excess of other assets — (0.2)% (221,617)
NET ASSETS — 100.0%
$ 134,868,698

Nationwide Bailard Technology & Science Fund - October 31, 2023 - Statement of Investments - 61
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $4,205,737, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $658,131 and by $3,593,868 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 11/7/2023 – 8/15/2053, a total value of $4,251,999.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $658,131.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
JP Japan
TW Taiwan
The accompanying notes are an integral part of these financial statements.

62 - Statement of Investments - October 31, 2023 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks 88 .1%
Shares Value ($)
Aerospace & Defense 1 .5%
Axon Enterprise, Inc.* 1,950 398,756
Boeing Co. (The)* 15,570 2,908,787
General Dynamics Corp. 6,209 1,498,294
Howmet Aerospace, Inc. 10,828 477,515
Huntington Ingalls Industries,
Inc. 1,131 248,616
L3Harris Technologies, Inc. 5,193 931,676
Lockheed Martin Corp. 6,154 2,797,855
Northrop Grumman Corp. 3,905 1,840,934
RTX Corp.(a) 39,967 3,252,914
Textron, Inc. 5,644 428,944
TransDigm Group, Inc.* 1,504 1,245,447
16,029,738
Air Freight & Logistics 0 .5%
CH Robinson Worldwide, Inc. 3,071 251,300
Expeditors International of
Washington, Inc. 4,137 451,967
FedEx Corp. 6,344 1,523,195
United Parcel Service, Inc.,
Class B 19,861 2,805,366
5,031,828
Automobile Components 0 .1%
Aptiv plc* 7,879 687,049
BorgWarner, Inc. 6,431 237,304
924,353
Automobiles 1 .6%
Ford Motor Co.(a) 107,662 1,049,704
General Motors Co. 37,689 1,062,830
Tesla, Inc.* 75,825 15,228,693
17,341,227
Banks 2 .6%
Bank of America Corp. 189,836 5,000,280
Citigroup, Inc. 52,878 2,088,152
Citizens Financial Group, Inc. 12,804 299,998
Comerica, Inc. 3,473 136,836
Fifth Third Bancorp 18,861 447,194
Huntington Bancshares, Inc. 38,834 374,748
JPMorgan Chase & Co. 79,799 11,096,849
KeyCorp 27,305 279,057
M&T Bank Corp. 4,568 515,042
PNC Financial Services
Group, Inc. (The) 10,904 1,248,181
Regions Financial Corp. 25,768 374,409
Truist Financial Corp. 36,592 1,037,749
US Bancorp 42,415 1,352,190
Wells Fargo & Co. 100,468 3,995,613
Zions Bancorp NA 3,716 114,639
28,360,937
Beverages 1 .4%
Brown-Forman Corp., Class B 4,882 274,173
Coca-Cola Co. (The) 106,869 6,037,030
Constellation Brands, Inc.,
Class A 4,429 1,037,050
Keurig Dr Pepper, Inc. 27,950 847,723
Molson Coors Beverage Co.,
Class B(a) 5,279 304,968
Monster Beverage Corp.*(a) 20,208 1,032,629
PepsiCo, Inc. 37,800 6,171,984
15,705,557
Common Stocks
Shares Value ($)
Biotechnology 1 .8%
AbbVie, Inc. 48,467 6,842,571
Amgen, Inc. 14,688 3,755,722
Biogen, Inc.* 3,949 938,045
Gilead Sciences, Inc. 34,215 2,687,246
Incyte Corp.* 5,096 274,827
Moderna, Inc.* 8,970 681,361
Regeneron Pharmaceuticals,
Inc.* 2,931 2,285,858
Vertex Pharmaceuticals, Inc.* 7,087 2,566,274
20,031,904
Broadline Retail 3 .1%
Amazon.com, Inc.* 249,320 33,181,999
eBay, Inc. 14,511 569,266
Etsy, Inc.*(a) 3,077 191,697
33,942,962
Building Products 0 .4%
A O Smith Corp. 3,140 219,047
Allegion plc 2,492 245,113
Carrier Global Corp. 23,001 1,096,228
Johnson Controls International
plc 18,458 904,811
Masco Corp.(a) 6,321 329,261
Trane Technologies plc 6,272 1,193,624
3,988,084
Capital Markets 2 .4%
Ameriprise Financial, Inc. 2,863 900,614
Bank of New York Mellon
Corp. (The) 20,500 871,250
BlackRock, Inc. 3,854 2,359,727
Blackstone, Inc.(a) 19,489 1,799,809
Cboe Global Markets, Inc. 2,846 466,431
Charles Schwab Corp. (The) 40,832 2,124,897
CME Group, Inc. 9,878 2,108,558
FactSet Research Systems,
Inc. 1,047 452,189
Franklin Resources, Inc. 8,409 191,641
Goldman Sachs Group, Inc.
(The) 9,053 2,748,581
Intercontinental Exchange, Inc. 15,692 1,685,948
Invesco Ltd. 11,223 145,562
MarketAxess Holdings, Inc. 1,068 228,285
Moody's Corp. 4,382 1,349,656
Morgan Stanley 35,034 2,481,108
MSCI, Inc., Class A 2,144 1,011,003
Nasdaq, Inc. 9,053 449,029
Northern Trust Corp. 5,493 362,044
Raymond James Financial,
Inc. 5,112 487,889
S&P Global, Inc. 8,935 3,121,085
State Street Corp. 8,898 575,078
T. Rowe Price Group, Inc. 6,277 568,069
26,488,453
Chemicals 1 .5%
Air Products & Chemicals, Inc. 6,079 1,716,953
Albemarle Corp. 3,146 398,850
Celanese Corp., Class A(a) 2,654 303,910
CF Industries Holdings, Inc. 5,181 413,340
Corteva, Inc. 19,490 938,249
Dow, Inc. 19,410 938,279
DuPont de Nemours, Inc. 12,773 930,896

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2023 - Statement of Investments - 63
Common Stocks
Shares Value ($)
Chemicals
Eastman Chemical Co. 3,370 251,840
Ecolab, Inc. 6,958 1,167,135
FMC Corp. 3,118 165,878
International Flavors &
Fragrances, Inc. 7,191 491,505
Linde plc 13,399 5,120,562
LyondellBasell Industries NV,
Class A 7,033 634,658
Mosaic Co. (The) 9,428 306,221
PPG Industries, Inc. 6,363 781,185
Sherwin-Williams Co. (The) 6,496 1,547,412
16,106,873
Commercial Services & Supplies 0 .5%
Cintas Corp. 2,389 1,211,510
Copart, Inc.* 24,204 1,053,358
Republic Services, Inc., Class
A 5,568 826,792
Rollins, Inc. 7,858 295,539
Waste Management, Inc. 10,099 1,659,569
5,046,768
Communications Equipment 0 .8%
Arista Networks, Inc.* 6,886 1,379,748
Cisco Systems, Inc. 111,898 5,833,243
F5, Inc.* 1,622 245,879
Juniper Networks, Inc. 7,992 215,145
Motorola Solutions, Inc. 4,616 1,285,371
8,959,386
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 4,056 677,839
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 1,694 692,744
Vulcan Materials Co. 3,618 710,901
1,403,645
Consumer Finance 0 .4%
American Express Co. 15,976 2,332,975
Capital One Financial Corp. 10,474 1,060,912
Discover Financial Services 6,778 556,338
Synchrony Financial 11,469 321,706
4,271,931
Consumer Staples Distribution & Retail 1 .7%
Costco Wholesale Corp. 12,169 6,722,642
Dollar General Corp. 6,095 725,549
Dollar Tree, Inc.* 5,749 638,657
Kroger Co. (The) 17,818 808,403
Sysco Corp. 13,880 922,881
Target Corp. 12,784 1,416,339
Walgreens Boots Alliance, Inc. 20,262 427,123
Walmart, Inc. 39,190 6,404,038
18,065,632
Containers & Packaging 0 .2%
Amcor plc 39,992 355,529
Avery Dennison Corp. 2,243 390,439
Ball Corp.(a) 8,796 423,527
International Paper Co. 9,920 334,602
Packaging Corp. of America 2,516 385,074
Sealed Air Corp. 4,228 130,180
Westrock Co. 6,550 235,341
2,254,692
Common Stocks
Shares Value ($)
Distributors 0 .1%
Genuine Parts Co. 3,797 489,282
LKQ Corp. 7,197 316,092
Pool Corp.(a) 1,046 330,295
1,135,669
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 196,307 3,023,128
Verizon Communications, Inc. 115,440 4,055,407
7,078,535
Electric Utilities 1 .5%
Alliant Energy Corp.(a) 7,120 347,385
American Electric Power Co.,
Inc. 14,115 1,066,247
Constellation Energy Corp. 8,954 1,011,086
Duke Energy Corp.(a) 21,163 1,881,179
Edison International 10,710 675,372
Entergy Corp. 5,805 554,900
Evergy, Inc.(a) 6,458 317,346
Eversource Energy 9,378 504,443
Exelon Corp. 27,416 1,067,579
FirstEnergy Corp. 14,170 504,452
NextEra Energy, Inc. 55,570 3,239,731
NRG Energy, Inc.(a) 6,224 263,773
PG&E Corp.* 58,208 948,790
Pinnacle West Capital Corp. 2,943 218,312
PPL Corp. 19,704 484,127
Southern Co. (The) 29,946 2,015,366
Xcel Energy, Inc. 15,436 914,892
16,014,980
Electrical Equipment 0 .5%
AMETEK, Inc. 6,257 880,798
Eaton Corp. plc 10,956 2,277,862
Emerson Electric Co. 15,676 1,394,693
Generac Holdings, Inc.* 1,539 129,384
Hubbell, Inc., Class B 1,302 351,670
Rockwell Automation, Inc. 3,148 827,326
5,861,733
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp., Class A 16,378 1,319,248
CDW Corp. 3,681 737,672
Corning, Inc. 20,785 556,206
Keysight Technologies, Inc.* 4,835 590,112
TE Connectivity Ltd. 8,546 1,007,146
Teledyne Technologies, Inc.* 1,296 485,469
Trimble, Inc.* 6,785 319,777
Zebra Technologies Corp.,
Class A* 1,444 302,417
5,318,047
Energy Equipment & Services 0 .4%
Baker Hughes Co., Class A 27,503 946,653
Halliburton Co. 24,673 970,636
Schlumberger NV 39,025 2,172,132
4,089,421
Entertainment 1 .1%
Electronic Arts, Inc. 6,873 850,809
Live Nation Entertainment,
Inc.* 3,750 300,075
Netflix, Inc.* 12,169 5,009,856
Take-Two Interactive Software,
Inc.* 4,434 593,047

64 - Statement of Investments - October 31, 2023 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Entertainment
Walt Disney Co. (The)* 50,244 4,099,408
Warner Bros Discovery, Inc.* 62,075 617,025
11,470,220
Financial Services 3 .8%
Berkshire Hathaway, Inc.,
Class B* 50,077 17,092,782
Fidelity National Information
Services, Inc. 16,049 788,166
Fiserv, Inc.* 16,740 1,904,175
FleetCor Technologies, Inc.* 1,997 449,665
Global Payments, Inc. 7,212 766,059
Jack Henry & Associates, Inc.
(a) 1,981 279,301
Mastercard, Inc., Class A 22,847 8,598,469
PayPal Holdings, Inc.* 30,151 1,561,822
Visa, Inc., Class A(a) 44,121 10,372,847
41,813,286
Food Products 0 .8%
Archer-Daniels-Midland Co. 14,580 1,043,491
Bunge Ltd. 4,001 424,026
Campbell Soup Co. 5,564 224,841
Conagra Brands, Inc. 13,122 359,018
General Mills, Inc. 16,069 1,048,342
Hershey Co. (The) 4,169 781,062
Hormel Foods Corp. 8,070 262,678
J M Smucker Co. (The) 2,728 310,556
Kellogg Co. 7,260 366,412
Kraft Heinz Co. (The) 21,817 686,363
Lamb Weston Holdings, Inc. 3,948 354,530
McCormick & Co., Inc.
(Non-Voting) 7,027 449,025
Mondelez International, Inc.,
Class A 37,356 2,473,341
Tyson Foods, Inc., Class A 7,737 358,610
9,142,295
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 4,149 446,681
Ground Transportation 0 .7%
CSX Corp. 55,092 1,644,496
JB Hunt Transport Services,
Inc. 2,194 377,083
Norfolk Southern Corp. 6,202 1,183,280
Old Dominion Freight Line, Inc. 2,488 937,130
Union Pacific Corp. 16,735 3,474,353
7,616,342
Health Care Equipment & Supplies 2 .2%
Abbott Laboratories 47,652 4,505,497
Align Technology, Inc.* 1,928 355,889
Baxter International, Inc. 13,820 448,183
Becton Dickinson & Co. 7,966 2,013,645
Boston Scientific Corp.* 40,207 2,058,196
Cooper Cos., Inc. (The) 1,408 438,944
Dentsply Sirona, Inc. 6,078 184,832
Dexcom, Inc.* 10,651 946,128
Edwards Lifesciences Corp.* 16,630 1,059,664
GE HealthCare Technologies,
Inc.(a) 10,826 720,687
Hologic, Inc.* 6,576 435,134
IDEXX Laboratories, Inc.* 2,281 911,191
Insulet Corp.* 1,979 262,356
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Intuitive Surgical, Inc.* 9,648 2,529,898
Medtronic plc 36,553 2,579,180
ResMed, Inc. 4,112 580,697
STERIS plc 2,678 562,326
Stryker Corp. 9,281 2,507,912
Teleflex, Inc. 1,329 245,533
Zimmer Biomet Holdings, Inc. 5,719 597,121
23,943,013
Health Care Providers & Services 2 .8%
Cardinal Health, Inc. 6,962 633,542
Cencora, Inc.(a) 4,578 847,617
Centene Corp.* 15,062 1,038,977
Cigna Group (The) 8,127 2,512,868
CVS Health Corp. 35,269 2,433,914
DaVita, Inc.* 1,477 114,069
Elevance Health, Inc. 6,471 2,912,532
HCA Healthcare, Inc. 5,489 1,241,283
Henry Schein, Inc.* 3,593 233,473
Humana, Inc. 3,402 1,781,593
Laboratory Corp. of America
Holdings 2,513 501,922
McKesson Corp. 3,704 1,686,653
Molina Healthcare, Inc.* 1,632 543,374
Quest Diagnostics, Inc. 3,029 394,073
UnitedHealth Group, Inc. 25,436 13,622,504
Universal Health Services,
Inc., Class B 1,573 198,025
30,696,419
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 14,836 230,700
Ventas, Inc. 11,119 472,112
Welltower, Inc. 14,167 1,184,503
1,887,315
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 20,755 321,287
Hotels, Restaurants & Leisure 1 .9%
Airbnb, Inc., Class A* 11,694 1,383,283
Booking Holdings, Inc.* 980 2,733,769
Caesars Entertainment, Inc.* 6,217 247,996
Carnival Corp.*(a) 27,005 309,477
Chipotle Mexican Grill, Inc.,
Class A* 758 1,472,188
Darden Restaurants, Inc. 3,234 470,644
Domino's Pizza, Inc. 963 326,447
Expedia Group, Inc.* 3,729 355,336
Hilton Worldwide Holdings,
Inc. 7,199 1,090,865
Las Vegas Sands Corp. 9,329 442,754
Marriott International, Inc.,
Class A 6,879 1,297,104
McDonald's Corp. 20,011 5,246,284
MGM Resorts International(a) 7,437 259,700
Norwegian Cruise Line
Holdings Ltd.* 12,287 167,103
Royal Caribbean Cruises Ltd.* 6,605 559,642
Starbucks Corp. 31,452 2,901,133
Wynn Resorts Ltd. 2,735 240,078
Yum! Brands, Inc. 7,697 930,260
20,434,063

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2023 - Statement of Investments - 65
Common Stocks
Shares Value ($)
Household Durables 0 .3%
DR Horton, Inc. 8,360 872,784
Garmin Ltd. 4,149 425,397
Lennar Corp., Class A 7,073 754,548
Mohawk Industries, Inc.* 1,568 126,036
NVR, Inc.* 88 476,310
PulteGroup, Inc. 5,761 423,952
Whirlpool Corp.(a) 1,475 154,226
3,233,253
Household Products 1 .2%
Church & Dwight Co., Inc. 6,862 624,030
Clorox Co. (The) 3,487 410,420
Colgate-Palmolive Co. 22,700 1,705,224
Kimberly-Clark Corp. 9,286 1,110,977
Procter & Gamble Co. (The) 64,730 9,711,442
13,562,093
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 18,489 275,486
Industrial Conglomerates 0 .7%
3M Co. 15,157 1,378,529
General Electric Co. 29,886 3,246,516
Honeywell International, Inc. 18,232 3,341,197
7,966,242
Industrial REITs 0 .2%
Prologis, Inc. 25,369 2,555,927
Insurance 2 .0%
Aflac, Inc. 14,844 1,159,465
Allstate Corp. (The) 7,183 920,358
American International Group,
Inc. 19,548 1,198,488
Aon plc, Class A 5,571 1,723,667
Arch Capital Group Ltd.* 10,128 877,895
Arthur J Gallagher & Co. 5,990 1,410,585
Assurant, Inc. 1,531 227,966
Brown & Brown, Inc. 6,463 448,661
Chubb Ltd. 11,279 2,420,699
Cincinnati Financial Corp. 4,262 424,794
Everest Group Ltd. 1,223 483,843
Globe Life, Inc. 2,368 275,541
Hartford Financial Services
Group, Inc. (The) 8,362 614,189
Loews Corp. 4,792 306,736
Marsh & McLennan Cos., Inc. 13,564 2,572,413
MetLife, Inc. 17,346 1,040,933
Principal Financial Group, Inc. 6,121 414,269
Progressive Corp. (The) 16,073 2,540,981
Prudential Financial, Inc. 9,980 912,571
Travelers Cos., Inc. (The) 6,300 1,054,872
W R Berkley Corp. 5,851 394,474
Willis Towers Watson plc 2,874 677,948
22,101,348
Interactive Media & Services 5 .1%
Alphabet, Inc., Class A* 162,916 20,214,618
Alphabet, Inc., Class C* 138,584 17,364,575
Match Group, Inc.* 7,200 249,120
Meta Platforms, Inc., Class A* 61,031 18,386,809
56,215,122
IT Services 1 .1%
Accenture plc, Class A 17,321 5,145,896
Common Stocks
Shares Value ($)
IT Services
Akamai Technologies, Inc.* 4,174 431,299
Cognizant Technology
Solutions Corp., Class A 14,032 904,643
EPAM Systems, Inc.* 1,631 354,857
Gartner, Inc.*(a) 2,162 717,870
International Business
Machines Corp. 25,016 3,618,314
VeriSign, Inc.* 2,472 493,560
11,666,439
Leisure Products 0 .0%
†
Hasbro, Inc. 3,575 161,411
Life Sciences Tools & Services 1 .2%
Agilent Technologies, Inc. 8,111 838,434
Bio-Rad Laboratories, Inc.,
Class A* 562 154,707
Bio-Techne Corp. 4,233 231,249
Charles River Laboratories
International, Inc.* 1,435 241,597
Danaher Corp. 18,044 3,464,809
Illumina, Inc.* 4,254 465,473
IQVIA Holdings, Inc.* 5,105 923,137
Mettler-Toledo International,
Inc.* 600 591,120
Revvity, Inc.(a) 3,296 273,073
Thermo Fisher Scientific, Inc. 10,598 4,713,672
Waters Corp.* 1,575 375,685
West Pharmaceutical
Services, Inc. 2,017 641,991
12,914,947
Machinery 1 .5%
Caterpillar, Inc. 14,008 3,166,508
Cummins, Inc. 3,835 829,510
Deere & Co. 7,487 2,735,450
Dover Corp. 3,939 511,873
Fortive Corp. 9,645 629,626
IDEX Corp. 2,090 400,047
Illinois Tool Works, Inc. 7,556 1,693,451
Ingersoll Rand, Inc. 10,995 667,177
Nordson Corp. 1,532 325,688
Otis Worldwide Corp. 11,306 872,936
PACCAR, Inc. 14,356 1,184,801
Parker-Hannifin Corp. 3,523 1,299,670
Pentair plc 4,417 256,716
Snap-on, Inc. 1,507 388,716
Stanley Black & Decker, Inc. 4,129 351,171
Westinghouse Air Brake
Technologies Corp. 4,798 508,684
Xylem, Inc. 6,740 630,460
16,452,484
Media 0 .7%
Charter Communications, Inc.,
Class A* 2,833 1,141,132
Comcast Corp., Class A 113,014 4,666,348
Fox Corp., Class A 6,354 193,098
Fox Corp., Class B 3,623 101,118
Interpublic Group of Cos., Inc.
(The) 11,021 312,997
News Corp., Class A 10,852 224,419
News Corp., Class B 3,040 65,178
Omnicom Group, Inc. 5,288 396,124

66 - Statement of Investments - October 31, 2023 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Media
Paramount Global, Class B(a) 12,515 136,163
7,236,577
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 39,327 1,328,466
Newmont Corp. 21,440 803,357
Nucor Corp. 6,890 1,018,273
Steel Dynamics, Inc. 4,377 466,194
3,616,290
Multi-Utilities 0 .6%
Ameren Corp. 7,048 533,604
CenterPoint Energy, Inc. 17,068 458,788
CMS Energy Corp. 8,011 435,318
Consolidated Edison, Inc. 9,554 838,746
Dominion Energy, Inc. 22,704 915,425
DTE Energy Co. 5,566 536,451
NiSource, Inc. 11,528 290,045
Public Service Enterprise
Group, Inc. 13,629 840,228
Sempra(a) 17,345 1,214,670
WEC Energy Group, Inc. 8,573 697,756
6,761,031
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 4,200 391,146
Boston Properties, Inc. 4,046 216,744
607,890
Oil, Gas & Consumable Fuels 3 .6%
APA Corp. 8,417 334,323
Chevron Corp. 48,720 7,099,966
ConocoPhillips 32,882 3,906,382
Coterra Energy, Inc. 20,610 566,775
Devon Energy Corp. 17,593 819,306
Diamondback Energy, Inc.(a) 4,953 794,065
EOG Resources, Inc. 16,106 2,033,383
EQT Corp. 9,695 410,874
Exxon Mobil Corp. 109,925 11,635,561
Hess Corp. 7,588 1,095,707
Kinder Morgan, Inc.(a) 52,490 850,338
Marathon Oil Corp. 16,405 448,021
Marathon Petroleum Corp. 10,955 1,656,944
Occidental Petroleum Corp.(a) 18,077 1,117,339
ONEOK, Inc. 15,843 1,032,964
Phillips 66 12,164 1,387,547
Pioneer Natural Resources
Co. 6,474 1,547,286
Targa Resources Corp. 6,261 523,482
Valero Energy Corp.(a) 9,655 1,226,185
Williams Cos., Inc. (The) 33,411 1,149,338
39,635,786
Passenger Airlines 0 .1%
Alaska Air Group, Inc.* 3,222 101,912
American Airlines Group,
Inc.*(a) 16,914 188,591
Delta Air Lines, Inc. 17,423 544,469
Southwest Airlines Co. 16,356 363,594
United Airlines Holdings, Inc.* 9,273 324,647
1,523,213
Common Stocks
Shares Value ($)
Personal Care Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 6,355 818,969
Kenvue, Inc. 46,575 866,295
1,685,264
Pharmaceuticals 3 .6%
Bristol-Myers Squibb Co. 57,365 2,956,019
Catalent, Inc.* 4,819 165,725
Eli Lilly & Co. 21,896 12,128,851
Johnson & Johnson 66,122 9,808,538
Merck & Co., Inc. 69,679 7,156,033
Pfizer, Inc. 155,034 4,737,839
Viatris, Inc. 33,539 298,497
Zoetis, Inc., Class A 12,640 1,984,480
39,235,982
Professional Services 0 .7%
Automatic Data Processing,
Inc. 11,313 2,468,723
Broadridge Financial
Solutions, Inc. 3,338 569,596
Ceridian HCM Holding, Inc.*(a) 4,324 276,779
Equifax, Inc. 3,320 562,973
Jacobs Solutions, Inc. 3,529 470,416
Leidos Holdings, Inc. 3,877 384,288
Paychex, Inc. 8,820 979,461
Paycom Software, Inc. 1,368 335,119
Robert Half, Inc. 3,055 228,422
Verisk Analytics, Inc., Class A 3,935 894,662
7,170,439
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 8,553 593,065
CoStar Group, Inc.* 11,146 818,228
1,411,293
Residential REITs 0 .3%
AvalonBay Communities, Inc. 3,968 657,656
Camden Property Trust 3,138 266,354
Equity Residential 9,661 534,543
Essex Property Trust, Inc. 1,796 384,200
Invitation Homes, Inc. 15,413 457,612
Mid-America Apartment
Communities, Inc. 3,276 387,059
UDR, Inc. 8,361 265,964
2,953,388
Retail REITs 0 .2%
Federal Realty Investment
Trust 1,931 176,088
Kimco Realty Corp. 17,544 314,739
Realty Income Corp. 19,313 915,050
Regency Centers Corp. 4,666 281,173
Simon Property Group, Inc. 8,884 976,263
2,663,313
Semiconductors & Semiconductor Equipment 6 .3%
Advanced Micro Devices, Inc.* 44,365 4,369,953
Analog Devices, Inc. 13,769 2,166,277
Applied Materials, Inc. 23,059 3,051,859
Broadcom, Inc. 11,332 9,534,405
Enphase Energy, Inc.* 3,853 306,622
First Solar, Inc.* 2,852 406,267
Intel Corp. 115,000 4,197,500
KLA Corp. 3,754 1,763,254

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2023 - Statement of Investments - 67
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Lam Research Corp. 3,660 2,152,885
Microchip Technology, Inc.(a) 15,117 1,077,691
Micron Technology, Inc. 30,050 2,009,444
Monolithic Power Systems,
Inc. 1,337 590,606
NVIDIA Corp. 67,825 27,659,035
NXP Semiconductors NV 7,005 1,207,872
ON Semiconductor Corp.* 11,849 742,221
Qorvo, Inc.* 2,758 241,104
QUALCOMM, Inc. 30,645 3,339,999
Skyworks Solutions, Inc.(a) 4,472 387,901
SolarEdge Technologies,
Inc.*(a) 1,585 120,381
Teradyne, Inc. 4,071 338,992
Texas Instruments, Inc. 24,932 3,540,593
69,204,861
Software 9 .5%
Adobe, Inc.* 12,516 6,659,263
ANSYS, Inc.* 2,371 659,754
Autodesk, Inc.* 5,845 1,155,147
Cadence Design Systems,
Inc.* 7,463 1,790,001
Fair Isaac Corp.* 696 588,726
Fortinet, Inc.* 17,899 1,023,286
Gen Digital, Inc. 14,528 242,036
Intuit, Inc. 7,690 3,806,165
Microsoft Corp. 204,016 68,979,850
Oracle Corp. 43,228 4,469,775
Palo Alto Networks, Inc.* 8,399 2,041,125
PTC, Inc.* 3,285 461,280
Roper Technologies, Inc. 2,954 1,443,236
Salesforce, Inc.* 26,745 5,371,198
ServiceNow, Inc.* 5,602 3,259,524
Synopsys, Inc.* 4,178 1,961,320
Tyler Technologies, Inc.* 1,142 425,852
104,337,538
Specialized REITs 0 .9%
American Tower Corp. 12,800 2,280,832
Crown Castle, Inc. 11,909 1,107,299
Digital Realty Trust, Inc. 8,217 1,021,866
Equinix, Inc. 2,569 1,874,445
Extra Space Storage, Inc. 5,917 612,942
Iron Mountain, Inc. 7,871 464,940
Public Storage 4,369 1,042,924
SBA Communications Corp.,
Class A 2,913 607,739
VICI Properties, Inc., Class A 27,462 766,190
Weyerhaeuser Co. 19,760 566,915
10,346,092
Specialty Retail 1 .8%
AutoZone, Inc.* 499 1,236,088
Bath & Body Works, Inc. 6,020 178,493
Best Buy Co., Inc. 5,601 374,259
CarMax, Inc.*(a) 4,265 260,549
Home Depot, Inc. (The) 27,607 7,859,437
Lowe's Cos., Inc. 16,091 3,066,462
O'Reilly Automotive, Inc.* 1,657 1,541,739
Ross Stores, Inc. 9,490 1,100,555
TJX Cos., Inc. (The) 31,557 2,779,225
Tractor Supply Co.(a) 2,989 575,562
Common Stocks
Shares Value ($)
Specialty Retail
Ulta Beauty, Inc.* 1,386 528,495
19,500,864
Technology Hardware, Storage & Peripherals 6 .5%
Apple, Inc. 403,547 68,913,721
Hewlett Packard Enterprise
Co. 35,066 539,315
HP, Inc. 24,282 639,345
NetApp, Inc. 5,706 415,283
Seagate Technology Holdings
plc(a) 5,553 378,992
Western Digital Corp.* 8,621 346,133
71,232,789
Textiles, Apparel & Luxury Goods 0 .5%
Lululemon Athletica, Inc.*(a) 3,040 1,196,179
NIKE, Inc., Class B 33,640 3,457,183
Ralph Lauren Corp., Class A 1,268 142,688
Tapestry, Inc. 6,299 173,600
VF Corp.(a) 8,220 121,081
5,090,731
Tobacco 0 .5%
Altria Group, Inc. 48,730 1,957,484
Philip Morris International, Inc. 42,626 3,800,534
5,758,018
Trading Companies & Distributors 0 .2%
Fastenal Co. 15,688 915,238
United Rentals, Inc. 1,890 767,851
WW Grainger, Inc. 1,222 891,852
2,574,941
Water Utilities 0 .1%
American Water Works Co.,
Inc. 5,411 636,604
Veralto Corp.* 6,014 414,966
1,051,570
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.* 14,214 2,044,826
Total Common Stocks
(cost $588,905,903) 964,648,563
Purchased Options 0 .2%
Number of
Contracts
Call Options 0 .2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
12/15/2023 at USD
4,450.00, American Style
Notional Amount: USD
57,664,750
Exchange Traded
*
275 154,687
S&P 500 E-Mini Index
1/19/2024 at USD 4,375.00,
European Style
Notional Amount: USD
57,664,750
Exchange Traded
*
275 917,813

68 - Statement of Investments - October 31, 2023 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
1/31/2024 at USD 4,400.00,
European Style
Notional Amount: USD
57,664,750
Exchange Traded
*
275 893,750
Total Purchased Options
(cost $2,494,234) 1,966,250
Short-Term Investments 8 .9%
Shares
U.S. Treasury Obligation 8.9%
U.S. Treasury Bills
5.48% 4/18/2024(a) 94,855,000 92,483,712
5.35% 11/28/2023(b) 4,928,000 4,908,448
Total U.S. Treasury
Obligation
(cost $97,387,875) 97,392,160
Total Short-Term Investment
(cost $97,387,875) 97,392,160
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.30%, dated 10/31/2023,
due 11/1/2023,
repurchase price
$140,804, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$143,619.(c)(d) 140,783 140,783
Total Repurchase Agreement
(cost $140,783) 140,783
Total Investments
(cost $688,928,795) — 97.2% 1,064,147,756
Other assets in excess of liabilities — 2.8% 30,532,269
NET ASSETS — 100.0%
$ 1,094,680,025
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan
as of October 31, 2023 was $95,366,380, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $140,783 and by
$96,874,335 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 11/7/2023 –
8/15/2053, a total value of $97,015,118.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $140,783.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2023 - Statement of Investments - 69
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 1,164 12/2023 USD 127,385,250 (12,597,067)
Total long contracts (12,597,067)
Short Contracts
S&P 500 E-Mini Index (9) 12/2023 USD (1,895,512) (36,120)
Total short contracts (36,120)
Net contracts (12,633,187)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

70 - Statement of Investments - October 31, 2023 - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 90 .2%
Shares Value ($)
Aerospace & Defense 3 .8%
Howmet Aerospace, Inc. 100,852 4,447,573
L3Harris Technologies, Inc. 18,941 3,398,205
Northrop Grumman Corp. 26,883 12,673,453
20,519,231
Air Freight & Logistics 1 .5%
FedEx Corp. 33,194 7,969,879
Automobiles 0 .6%
General Motors Co. 116,018 3,271,708
Banks 4 .7%
JPMorgan Chase & Co. 141,086 19,619,419
US Bancorp 172,964 5,514,092
25,133,511
Beverages 0 .6%
Coca-Cola Co. (The) 59,840 3,380,362
Biotechnology 3 .3%
AbbVie, Inc. 93,936 13,261,885
Gilead Sciences, Inc.(a) 55,032 4,322,213
17,584,098
Capital Markets 6 .3%
Ameriprise Financial, Inc. 7,643 2,404,259
Ares Management Corp.,
Class A 40,875 4,029,866
CME Group, Inc. 60,011 12,809,948
Goldman Sachs Group, Inc.
(The) 14,934 4,534,112
LPL Financial Holdings, Inc. 25,699 5,769,939
Morgan Stanley 59,357 4,203,663
33,751,787
Chemicals 1 .1%
CF Industries Holdings, Inc. 74,308 5,928,292
Communications Equipment 2 .4%
Cisco Systems, Inc. 245,487 12,797,237
Construction Materials 1 .7%
CRH plc 167,729 8,985,243
Diversified Telecommunication Services 1 .4%
AT&T, Inc. 496,767 7,650,212
Electric Utilities 2 .5%
Constellation Energy Corp. 88,587 10,003,244
Exelon Corp. 92,507 3,602,223
13,605,467
Electrical Equipment 0 .9%
Eaton Corp. plc 22,611 4,701,053
Energy Equipment & Services 1 .1%
Schlumberger NV 105,728 5,884,820
Financial Services 5 .6%
Berkshire Hathaway, Inc.,
Class B* 66,701 22,767,053
Voya Financial, Inc. 113,829 7,600,362
30,367,415
Food Products 1 .3%
Bunge Ltd. 40,880 4,332,462
Mondelez International, Inc.,
Class A 39,286 2,601,126
6,933,588
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 6 .5%
Alcon, Inc.CHF 33,766 2,408,191
Becton Dickinson & Co. 63,495 16,050,266
GE HealthCare Technologies,
Inc.(a) 41,578 2,767,848
Medtronic plc 196,589 13,871,320
35,097,625
Health Care Providers & Services 3 .3%
McKesson Corp. 11,681 5,319,060
UnitedHealth Group, Inc. 23,102 12,372,507
17,691,567
Hotels, Restaurants & Leisure 3 .8%
International Game
Technology plc 471,883 11,995,266
Las Vegas Sands Corp. 177,881 8,442,232
20,437,498
Insurance 11 .3%
Allstate Corp. (The) 52,753 6,759,242
American International Group,
Inc. 126,858 7,777,664
Aon plc, Class A 10,891 3,369,676
Assurant, Inc. 66,950 9,968,855
Everest Group Ltd. 20,152 7,972,534
Progressive Corp. (The) 52,814 8,349,365
RenaissanceRe Holdings Ltd. 44,597 9,793,055
Willis Towers Watson plc 28,947 6,828,308
60,818,699
Interactive Media & Services 0 .8%
Alphabet, Inc., Class A* 33,389 4,142,907
IT Services 0 .9%
International Business
Machines Corp.(a) 33,893 4,902,283
Life Sciences Tools & Services 1 .9%
Danaher Corp. 52,835 10,145,377
Media 3 .5%
Comcast Corp., Class A 126,631 5,228,594
Interpublic Group of Cos., Inc.
(The) 228,228 6,481,675
Omnicom Group, Inc. 93,664 7,016,370
18,726,639
Metals & Mining 1 .6%
Freeport-McMoRan, Inc. 260,018 8,783,408
Oil, Gas & Consumable Fuels 9 .8%
ConocoPhillips 42,009 4,990,669
EQT Corp. 182,674 7,741,724
Exxon Mobil Corp. 110,172 11,661,706
Marathon Oil Corp.(a) 95,641 2,611,956
Marathon Petroleum Corp. 39,251 5,936,714
Occidental Petroleum Corp.(a) 153,822 9,507,738
Shell plc, ADR-NL 154,080 10,036,771
52,487,278
Personal Care Products 1 .8%
Kenvue, Inc. 523,556 9,738,142
Pharmaceuticals 1 .4%
Sanofi SA, ADR(a) 165,163 7,473,626
Semiconductors & Semiconductor Equipment 3 .4%
Applied Materials, Inc. 56,970 7,539,979
Intel Corp. 230,200 8,402,300

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - October 31, 2023 - Statement of Investments - 71
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. 37,596 2,514,045
18,456,324
Software 0 .9%
Dolby Laboratories, Inc., Class
A 58,134 4,705,366
Water Utilities 0 .5%
Veralto Corp.* 35,763 2,467,647
Total Common Stocks
(cost $407,290,931) 484,538,289
Purchased Options 0 .2%
Number of
Contracts
Call Options 0 .2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
12/15/2023 at USD
4,450.00, American Style
Notional Amount: USD
27,888,770
Exchange Traded
*
133 74,812
S&P 500 E-Mini Index
1/19/2024 at USD 4,375.00,
European Style
Notional Amount: USD
27,888,770
Exchange Traded
*
133 443,888
S&P 500 E-Mini Index
1/31/2024 at USD 4,400.00,
European Style
Notional Amount: USD
27,888,770
Exchange Traded
*
133 432,250
Total Purchased Options
(cost $1,206,302) 950,950
Short-Term Investments 4 .6%
Shares
U.S. Treasury Obligation 4.6%
U.S. Treasury Bills
5.45% 4/18/2024(a) 22,000,000 21,450,020
5.34% 11/28/2023(b) 3,328,000 3,314,796
Total U.S. Treasury
Obligation
(cost $24,766,493) 24,764,816
Total Short-Term Investment
(cost $24,766,493) 24,764,816
Total Investments
(cost $433,263,726) — 95.0% 510,254,055
Other assets in excess of liabilities — 5.0% 26,867,398
NET ASSETS — 100.0%
$ 537,121,453
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $28,303,276, which was collateralized
by $28,665,129 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 7.63%, and
maturity dates ranging from 11/7/2023 – 8/15/2053.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
ADR American Depositary Receipt
NL Netherlands
Currency:
CHF Switzerland Franc
USD United States Dollar

72 - Statement of Investments - October 31, 2023 - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 E-Mini Index 780 12/2023 USD 56,436,900 (4,568,358)
U.S. Treasury Long Bond 569 12/2023 USD 62,269,938 (6,157,845)
Total long contracts (10,726,203)
Short Contracts
S&P 500 E-Mini Index (368) 12/2023 USD (77,505,400) 3,403,735
Total short contracts 3,403,735
Net contracts (7,322,468)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Fund - October 31, 2023 - Statement of Investments - 73
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 1 .9%
Boeing Co. (The)* 24,226 4,525,901
General Dynamics Corp. 22,004 5,309,785
Lockheed Martin Corp. 13,182 5,993,065
RTX Corp. 64,191 5,224,506
21,053,257
Air Freight & Logistics 1 .2%
CH Robinson Worldwide, Inc. 166,142 13,595,400
Automobiles 0 .5%
Ford Motor Co.(a) 95,768 933,738
Tesla, Inc.* 22,482 4,515,285
5,449,023
Banks 2 .3%
JPMorgan Chase & Co. 183,865 25,568,267
Beverages 2 .4%
Constellation Brands, Inc.,
Class A 48,052 11,251,376
Monster Beverage Corp.* 292,927 14,968,570
26,219,946
Biotechnology 1 .3%
Alnylam Pharmaceuticals, Inc.* 6,318 959,072
Biogen, Inc.* 10,229 2,429,797
Gilead Sciences, Inc. 22,976 1,804,535
Moderna, Inc.* 5,275 400,689
Regeneron Pharmaceuticals,
Inc.* 3,687 2,875,454
Seagen, Inc.* 7,208 1,533,935
Vertex Pharmaceuticals, Inc.* 12,665 4,586,123
14,589,605
Broadline Retail 5 .4%
Amazon.com, Inc.* 446,866 59,473,396
Building Products 1 .0%
Builders FirstSource, Inc.* 41,854 4,541,996
Johnson Controls International
plc 35,519 1,741,141
Trane Technologies plc 22,002 4,187,201
10,470,338
Capital Markets 3 .4%
Ares Management Corp.,
Class A 155,108 15,292,098
Intercontinental Exchange, Inc. 61,917 6,652,362
KKR & Co., Inc.(a) 57,570 3,189,378
S&P Global, Inc. 34,109 11,914,615
37,048,453
Chemicals 2 .0%
Celanese Corp., Class A 43,805 5,016,110
FMC Corp. 65,803 3,500,720
Linde plc 24,349 9,305,214
PPG Industries, Inc. 36,038 4,424,385
22,246,429
Commercial Services & Supplies 0 .3%
Waste Connections, Inc. 25,248 3,269,616
Containers & Packaging 0 .4%
Ball Corp.(a) 34,060 1,639,989
Crown Holdings, Inc. 28,984 2,336,110
3,976,099
Electric Utilities 2 .3%
Edison International 100,172 6,316,846
Common Stocks
Shares Value ($)
Electric Utilities
Exelon Corp. 135,926 5,292,958
NextEra Energy, Inc. 107,130 6,245,679
PG&E Corp.* 462,802 7,543,673
25,399,156
Electrical Equipment 0 .5%
AMETEK, Inc. 21,820 3,071,601
Emerson Electric Co. 23,584 2,098,269
5,169,870
Energy Equipment & Services 0 .4%
Schlumberger NV 71,400 3,974,124
Entertainment 1 .8%
Netflix, Inc.* 19,888 8,187,691
Roku, Inc., Class A*(a) 90,749 5,405,918
Spotify Technology SA* 36,610 6,031,863
19,625,472
Financial Services 5 .1%
Berkshire Hathaway, Inc.,
Class B* 76,917 26,254,080
Block, Inc., Class A* 119,977 4,829,074
FleetCor Technologies, Inc.* 24,011 5,406,557
Global Payments, Inc. 70,572 7,496,158
PayPal Holdings, Inc.* 68,967 3,572,490
Visa, Inc., Class A(a) 36,567 8,596,902
56,155,261
Gas Utilities 0 .4%
Atmos Energy Corp.(a) 45,264 4,873,122
Ground Transportation 0 .9%
Uber Technologies, Inc.* 233,590 10,109,775
Health Care Equipment & Supplies 2 .3%
Abbott Laboratories 68,741 6,499,461
Boston Scientific Corp.* 120,569 6,171,927
Dexcom, Inc.* 41,355 3,673,565
Edwards Lifesciences Corp.* 68,843 4,386,676
Insulet Corp.* 15,695 2,080,686
Stryker Corp. 10,091 2,726,790
25,539,105
Health Care Providers & Services 4 .1%
Cencora, Inc. 33,124 6,132,909
Centene Corp.* 55,599 3,835,219
Elevance Health, Inc. 9,146 4,116,523
HCA Healthcare, Inc. 18,678 4,223,843
Humana, Inc. 13,513 7,076,623
Laboratory Corp. of America
Holdings 19,120 3,818,838
Molina Healthcare, Inc.* 13,510 4,498,154
UnitedHealth Group, Inc. 20,120 10,775,467
44,477,576
Health Care REITs 0 .6%
Welltower, Inc. 73,308 6,129,282
Hotels, Restaurants & Leisure 2 .3%
Airbnb, Inc., Class A*(a) 85,646 10,131,066
Chipotle Mexican Grill, Inc.,
Class A* 4,269 8,291,252
Marriott International, Inc.,
Class A 38,122 7,188,284
25,610,602

74 - Statement of Investments - October 31, 2023 - Nationwide Fund
Common Stocks
Shares Value ($)
Household Durables 0 .5%
DR Horton, Inc. 14,729 1,537,708
Lennar Corp., Class A 35,161 3,750,975
5,288,683
Industrial Conglomerates 0 .3%
Honeywell International, Inc. 20,460 3,749,500
Industrial REITs 0 .4%
Prologis, Inc. 46,121 4,646,691
Insurance 2 .8%
Arch Capital Group Ltd.* 63,460 5,500,713
Chubb Ltd. 31,602 6,782,421
Everest Group Ltd. 7,645 3,024,515
Marsh & McLennan Cos., Inc. 40,776 7,733,169
Progressive Corp. (The) 46,793 7,397,505
30,438,323
Interactive Media & Services 8 .9%
Alphabet, Inc., Class A* 518,877 64,382,258
Meta Platforms, Inc., Class A* 111,818 33,687,409
98,069,667
IT Services 1 .0%
Shopify, Inc., Class A* 186,082 8,781,209
Snowflake, Inc., Class A* 10,999 1,596,285
10,377,494
Life Sciences Tools & Services 1 .3%
Agilent Technologies, Inc. 35,656 3,685,761
Danaher Corp. 43,608 8,373,608
Illumina, Inc.* 19,937 2,181,506
14,240,875
Machinery 1 .4%
Caterpillar, Inc. 3,980 899,679
Deere & Co. 1,820 664,955
Fortive Corp. 83,041 5,420,916
Ingersoll Rand, Inc. 52,795 3,203,601
Westinghouse Air Brake
Technologies Corp. 52,331 5,548,133
15,737,284
Media 0 .6%
Omnicom Group, Inc. 88,155 6,603,691
Oil, Gas & Consumable Fuels 5 .4%
BP plc, ADR-UK 425,927 15,580,410
ConocoPhillips 79,244 9,414,187
EOG Resources, Inc. 23,316 2,943,645
EQT Corp. 65,000 2,754,700
Marathon Petroleum Corp. 59,422 8,987,577
Shell plc, ADR-NL 244,270 15,911,748
Targa Resources Corp.(a) 42,452 3,549,412
59,141,679
Passenger Airlines 0 .7%
Delta Air Lines, Inc. 241,265 7,539,531
Personal Care Products 0 .8%
Haleon plc, ADR(a) 1,039,713 8,411,278
Pharmaceuticals 5 .6%
AstraZeneca plc, ADR-UK 107,273 6,782,872
Eli Lilly & Co. 39,245 21,738,983
GSK plc, ADR 76,682 2,737,547
Merck & Co., Inc. 125,499 12,888,747
Novartis AG, ADR-CH 37,046 3,466,765
Pfizer, Inc. 296,508 9,061,285
Common Stocks
Shares Value ($)
Pharmaceuticals
Zoetis, Inc., Class A 31,444 4,936,708
61,612,907
Professional Services 0 .7%
Ceridian HCM Holding, Inc.*(a) 95,351 6,103,418
Equifax, Inc. 11,913 2,020,087
8,123,505
Real Estate Management & Development 0 .6%
CBRE Group, Inc., Class A* 68,780 4,769,205
CoStar Group, Inc.* 29,373 2,156,272
6,925,477
Residential REITs 0 .3%
AvalonBay Communities, Inc. 20,211 3,349,771
Semiconductors & Semiconductor Equipment 5 .7%
Advanced Micro Devices, Inc.* 147,618 14,540,373
First Solar, Inc.* 12,742 1,815,098
KLA Corp. 17,274 8,113,598
Marvell Technology, Inc. 91,758 4,332,813
Micron Technology, Inc. 101,070 6,758,551
NVIDIA Corp. 28,186 11,494,251
ON Semiconductor Corp.* 55,489 3,475,831
Texas Instruments, Inc. 85,861 12,193,120
62,723,635
Software 10 .3%
HubSpot, Inc.* 5,601 2,373,536
Microsoft Corp. 231,275 78,196,390
Palo Alto Networks, Inc.* 11,573 2,812,470
Salesforce, Inc.* 40,044 8,042,037
ServiceNow, Inc.* 14,378 8,365,839
Synopsys, Inc.* 18,441 8,656,943
Workday, Inc., Class A* 20,436 4,326,506
112,773,721
Specialty Retail 2 .7%
AutoZone, Inc.* 4,169 10,327,155
TJX Cos., Inc. (The) 217,337 19,140,870
29,468,025
Technology Hardware, Storage & Peripherals 3 .7%
Apple, Inc. 239,595 40,915,638
Tobacco 1 .7%
Philip Morris International, Inc. 210,058 18,728,771
Water Utilities 0 .1%
Veralto Corp.* 14,536 1,002,984
Wireless Telecommunication Services 1 .2%
T-Mobile US, Inc.* 90,585 13,031,558
Total Common Stocks
(cost $800,924,070) 1,092,923,862

Nationwide Fund - October 31, 2023 - Statement of Investments - 75
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.30%, dated 10/31/2023,
due 11/1/2023,
repurchase price
$451,342, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$460,368.(b)(c) 451,275 451,275
Total Repurchase Agreement
(cost $451,275) 451,275
Total Investments
(cost $801,375,345) — 99.5% 1,093,375,137
Other assets in excess of liabilities — 0.5% 5,915,483
NET ASSETS — 100.0%
$ 1,099,290,620
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $20,367,381, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $451,275 and by $20,143,325 of collateral in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 7.63%, and maturity dates
ranging from 11/15/2023 – 8/15/2053, a total value of
$20,594,600.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $451,275.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
NL Netherlands
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

76 - Statement of Investments - October 31, 2023 - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 92 .3%
Shares Value ($)
Aerospace & Defense 7 .0%
Axon Enterprise, Inc.* 42,016 8,591,852
HEICO Corp., Class A 40,816 5,188,938
13,780,790
Building Products 2 .6%
Advanced Drainage Systems,
Inc.(a) 38,849 4,150,239
Fortune Brands Innovations,
Inc. 18,623 1,039,163
5,189,402
Capital Markets 3 .3%
Intercontinental Exchange, Inc. 40,703 4,373,130
Raymond James Financial,
Inc. 22,810 2,176,987
6,550,117
Commercial Services & Supplies 4 .8%
Copart, Inc.* 215,153 9,363,459
Distributors 2 .8%
Pool Corp.(a) 17,539 5,538,290
Electrical Equipment 0 .3%
Generac Holdings, Inc.* 6,001 504,504
Electronic Equipment, Instruments & Components 7 .2%
Amphenol Corp., Class A 84,841 6,833,942
Cognex Corp. 19,318 695,255
Keysight Technologies, Inc.* 42,720 5,213,976
Trimble, Inc.* 29,822 1,405,511
14,148,684
Financial Services 4 .6%
Fiserv, Inc.* 50,687 5,765,646
Global Payments, Inc. 31,391 3,334,352
9,099,998
Food Products 0 .2%
Freshpet, Inc.*(a) 7,738 444,161
Ground Transportation 0 .6%
JB Hunt Transport Services,
Inc. 6,721 1,155,138
Health Care Equipment & Supplies 7 .2%
Align Technology, Inc.* 4,725 872,188
Cooper Cos., Inc. (The) 6,237 1,944,385
IDEXX Laboratories, Inc.* 12,414 4,959,020
STERIS plc 30,303 6,363,024
14,138,617
Health Care Providers & Services 0 .5%
HealthEquity, Inc.* 12,506 896,430
Household Products 2 .1%
Church & Dwight Co., Inc. 45,680 4,154,139
Insurance 1 .6%
Ryan Specialty Holdings, Inc.,
Class A* 71,222 3,076,790
IT Services 4 .7%
EPAM Systems, Inc.* 13,347 2,903,907
Gartner, Inc.* 19,142 6,355,909
9,259,816
Life Sciences Tools & Services 1 .9%
Charles River Laboratories
International, Inc.* 3,678 619,228
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Repligen Corp.* 23,239 3,127,040
3,746,268
Machinery 2 .4%
IDEX Corp. 24,942 4,774,148
Professional Services 6 .7%
Broadridge Financial
Solutions, Inc. 27,479 4,689,017
SS&C Technologies Holdings,
Inc. 23,801 1,196,000
Verisk Analytics, Inc., Class A 32,261 7,334,861
13,219,878
Real Estate Management & Development 3 .2%
CoStar Group, Inc.* 86,437 6,345,340
Semiconductors & Semiconductor Equipment 0 .5%
Monolithic Power Systems,
Inc. 2,213 977,571
Software 16 .9%
ANSYS, Inc.* 20,417 5,681,235
BlackLine, Inc.*(a) 16,751 822,474
Cadence Design Systems,
Inc.* 17,511 4,200,014
HubSpot, Inc.* 7,317 3,100,725
Intuit, Inc. 14,638 7,245,078
Roper Technologies, Inc. 12,309 6,013,808
Tyler Technologies, Inc.* 16,257 6,062,235
33,125,569
Specialty Retail 6 .9%
O'Reilly Automotive, Inc.* 10,396 9,672,854
Ulta Beauty, Inc.* 10,093 3,848,562
13,521,416
Textiles, Apparel & Luxury Goods 2 .1%
Lululemon Athletica, Inc.* 10,308 4,055,992
Trading Companies & Distributors 2 .2%
Watsco, Inc.(a) 12,065 4,209,358
Total Common Stocks
(cost $77,679,177) 181,275,875
Exchange Traded Fund 4 .6%
Equity Fund 4.6%
iShares Russell Mid-Cap
Growth ETF 103,000 8,929,070
Total Exchange Traded Fund
(cost $8,828,686) 8,929,070
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,321) 0

Nationwide Geneva Mid Cap Growth Fund - October 31, 2023 - Statement of Investments - 77
Repurchase Agreement 0 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.30%, dated 10/31/2023,
due 11/1/2023,
repurchase price
$209,776, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$213,971.(b)(c) 209,745 209,745
Total Repurchase Agreement
(cost $209,745) 209,745
Total Investments
(cost $86,732,929) — 97.0% 190,414,690
Other assets in excess of liabilities — 3.0% 5,975,012
NET ASSETS — 100.0%
$ 196,389,702
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan
as of October 31, 2023 was $5,826,165, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $209,745 and by
$5,730,678 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 11/15/2023 –
8/15/2053, a total value of $5,940,423.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $209,745.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

78 - Statement of Investments - October 31, 2023 - Nationwide GQG US Quality Equity Fund
Common Stocks 99 .5%
Shares Value ($)
Broadline Retail 4 .8%
Amazon.com, Inc.* 34,877 4,641,780
Construction Materials 1 .1%
Martin Marietta Materials, Inc. 2,678 1,095,141
Electric Utilities 1 .5%
NextEra Energy, Inc. 25,415 1,481,695
Energy Equipment & Services 6 .1%
Schlumberger NV 106,629 5,934,970
Financial Services 3 .0%
Visa, Inc., Class A 12,251 2,880,210
Ground Transportation 2 .0%
Uber Technologies, Inc.* 44,447 1,923,666
Health Care Equipment & Supplies 0 .1%
Intuitive Surgical, Inc.* 182 47,724
Health Care Providers & Services 8 .0%
Cigna Group (The) 5,673 1,754,092
Humana, Inc. 2,763 1,446,955
UnitedHealth Group, Inc. 8,464 4,532,980
7,734,027
Household Durables 1 .9%
DR Horton, Inc. 17,725 1,850,490
Household Products 1 .5%
Procter & Gamble Co. (The) 9,739 1,461,142
Interactive Media & Services 13 .9%
Alphabet, Inc., Class C* 46,354 5,808,156
Meta Platforms, Inc., Class A* 25,568 7,702,872
13,511,028
Oil, Gas & Consumable Fuels 11 .5%
Canadian Natural Resources
Ltd. 75,781 4,814,367
Exxon Mobil Corp. 27,797 2,942,312
Hess Corp. 17,145 2,475,738
Peabody Energy Corp.(a) 38,193 900,973
11,133,390
Pharmaceuticals 9 .0%
Eli Lilly & Co. 13,461 7,456,452
Zoetis, Inc., Class A 7,951 1,248,307
8,704,759
Semiconductors & Semiconductor Equipment 15 .9%
ARM Holdings plc, ADR*(a) 22,390 1,103,603
Broadcom, Inc. 4,336 3,648,180
Lam Research Corp. 4,009 2,358,174
Micron Technology, Inc. 897 59,982
NVIDIA Corp. 20,233 8,251,018
15,420,957
Common Stocks
Shares Value ($)
Software 19 .2%
AppLovin Corp., Class A* 109,351 3,984,750
Intuit, Inc. 3,948 1,954,063
Microsoft Corp. 20,945 7,081,714
ServiceNow, Inc.* 6,221 3,619,689
Synopsys, Inc.* 4,091 1,920,479
18,560,695
Total Common Stocks
(cost $81,275,112) 96,381,674
Repurchase Agreement 1 .1%
Principal
Amount ($)
CF Secured, LLC,
5.30%, dated
10/31/2023, due
11/1/2023, repurchase
price $1,097,223,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$1,119,167.(b)(c) 1,097,061 1,097,061
Total Repurchase Agreement
(cost $1,097,061) 1,097,061
Total Investments
(cost $82,372,173) — 100.6% 97,478,735
Liabilities in excess of other assets — (0.6)% (607,881)
NET ASSETS — 100.0%
$ 96,870,854
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan
as of October 31, 2023 was $1,518,714, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $1,097,061 and by
$433,476 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 11/15/2023 –
8/15/2053, a total value of $1,530,537.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2023 was
$1,097,061.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis All Cap Growth Fund - October 31, 2023 - Statement of Investments - 79
Common Stocks 98 .6%
Shares Value ($)
Aerospace & Defense 4 .4%
Boeing Co. (The)* 37,481 7,002,200
Air Freight & Logistics 1 .3%
Expeditors International of
Washington, Inc. 19,321 2,110,819
Automobile Components 0 .9%
Mobileye Global, Inc., Class
A*(a) 41,386 1,476,239
Automobiles 3 .7%
Tesla, Inc.* 29,597 5,944,262
Beverages 5 .1%
Boston Beer Co., Inc. (The),
Class A* 5,299 1,769,601
Monster Beverage Corp.* 124,970 6,385,967
8,155,568
Biotechnology 5 .2%
Alnylam Pharmaceuticals, Inc.* 22,067 3,349,771
CRISPR Therapeutics
AG*∞(a) 24,966 971,926
Regeneron Pharmaceuticals,
Inc.* 5,105 3,981,338
8,303,035
Broadline Retail 6 .9%
Alibaba Group Holding Ltd.,
ADR-CN* 20,028 1,653,111
Amazon.com, Inc.* 70,148 9,335,997
10,989,108
Capital Markets 4 .4%
FactSet Research Systems,
Inc. 6,100 2,634,529
MSCI, Inc., Class A 5,048 2,380,384
SEI Investments Co. 38,075 2,043,105
7,058,018
Entertainment 7 .1%
Netflix, Inc.* 17,476 7,194,695
Walt Disney Co. (The)* 49,719 4,056,573
11,251,268
Financial Services 6 .0%
Block, Inc., Class A* 29,344 1,181,096
PayPal Holdings, Inc.* 27,414 1,420,045
Visa, Inc., Class A(a) 29,909 7,031,606
9,632,747
Health Care Equipment & Supplies 1 .0%
Intuitive Surgical, Inc.* 5,742 1,505,667
Health Care Technology 2 .9%
Doximity, Inc., Class A* 93,030 1,900,603
Veeva Systems, Inc., Class A* 14,125 2,722,029
4,622,632
Hotels, Restaurants & Leisure 4 .2%
Starbucks Corp. 32,629 3,009,699
Yum China Holdings, Inc. 41,117 2,161,110
Yum! Brands, Inc. 12,975 1,568,158
6,738,967
Interactive Media & Services 13 .0%
Alphabet, Inc., Class A* 50,760 6,298,301
Alphabet, Inc., Class C* 17,123 2,145,512
Common Stocks
Shares Value ($)
Interactive Media & Services
Meta Platforms, Inc., Class A* 40,695 12,260,182
20,703,995
IT Services 1 .2%
Shopify, Inc., Class A* 40,209 1,897,463
Life Sciences Tools & Services 1 .1%
Illumina, Inc.* 16,521 1,807,728
Machinery 0 .7%
Deere & Co. 3,174 1,159,653
Pharmaceuticals 3 .8%
Novartis AG, ADR-CH 15,450 1,445,811
Novo Nordisk A/S, ADR-DK 31,431 3,035,292
Roche Holding AG, ADR 46,712 1,510,199
Sandoz Group AG,
ADR-CH*(a) 3,111 80,326
6,071,628
Semiconductors & Semiconductor Equipment 10 .0%
ARM Holdings plc, ADR*(a) 39,864 1,964,897
NVIDIA Corp. 27,955 11,400,049
QUALCOMM, Inc. 23,310 2,540,557
15,905,503
Software 15 .0%
Autodesk, Inc.* 23,946 4,732,448
Microsoft Corp. 15,950 5,392,854
Oracle Corp. 69,272 7,162,725
Salesforce, Inc.* 16,411 3,295,821
Workday, Inc., Class A* 15,404 3,261,181
23,845,029
Textiles, Apparel & Luxury Goods 0 .7%
Under Armour, Inc., Class A* 153,377 1,050,632
Total Common Stocks
(cost $96,294,126) 157,232,161
Repurchase Agreement 1 .8%
Principal
Amount ($)
CF Secured, LLC,
5.30%, dated
10/31/2023, due
11/1/2023, repurchase
price $2,901,931,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$2,959,969.(b)(c) 2,901,504 2,901,504
Total Repurchase Agreement
(cost $2,901,504) 2,901,504
Total Investments
(cost $99,195,630) — 100.4% 160,133,665
Liabilities in excess of other assets — (0.4)% (647,402)
NET ASSETS — 100.0%
$ 159,486,263

80 - Statement of Investments - October 31, 2023 - Nationwide Loomis All Cap Growth Fund
* Denotes a non-income producing security.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $9,801,473, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,901,504 and by $6,941,593 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 6.13%, and maturity dates
ranging from 11/7/2023 – 11/15/2052, a total value of
$9,843,097.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $2,901,504.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

Nationwide Small Company Growth Fund - October 31, 2023 - Statement of Investments - 81
Common Stocks 96 .2%
Shares Value ($)
Biotechnology 6 .0%
Ironwood Pharmaceuticals,
Inc., Class A*(a) 135,336 1,213,964
Vericel Corp.* 170,152 5,985,947
7,199,911
Electrical Equipment 1 .8%
Vicor Corp.*(a) 54,618 2,115,901
Electronic Equipment, Instruments & Components 3 .6%
Cognex Corp. 119,680 4,307,283
Health Care Equipment & Supplies 7 .7%
Glaukos Corp.* 62,504 4,262,773
Inari Medical, Inc.* 11,438 694,401
Inogen, Inc.* 73,923 330,436
Neogen Corp.*(a) 57,347 853,897
OrthoPediatrics Corp.*(a) 79,694 1,949,315
QuidelOrtho Corp.* 5,162 315,295
Shockwave Medical, Inc.* 513 105,811
Tandem Diabetes Care, Inc.* 41,134 711,618
9,223,546
Health Care Technology 4 .6%
Veeva Systems, Inc., Class A* 28,669 5,524,803
Life Sciences Tools & Services 11 .9%
10X Genomics, Inc., Class
A*(a) 77,251 2,725,415
Bio-Techne Corp. 72,731 3,973,295
CryoPort, Inc.*(a) 179,279 1,739,006
Cytek Biosciences, Inc.*(a) 321,983 1,355,548
Repligen Corp.* 32,810 4,414,914
14,208,178
Machinery 4 .5%
Energy Recovery, Inc.*(a) 63,595 966,644
Helios Technologies, Inc. 83,907 4,339,670
5,306,314
Professional Services 4 .2%
Paycom Software, Inc.(a) 20,156 4,937,615
Software 50 .1%
Alarm.com Holdings, Inc.* 104,701 5,353,362
Alteryx, Inc., Class A* 10,945 350,350
ANSYS, Inc.* 20,016 5,569,652
Appfolio, Inc., Class A* 32,667 6,127,349
Clearwater Analytics Holdings,
Inc., Class A*(a) 68,467 1,237,883
Datadog, Inc., Class A* 63,389 5,164,302
DoubleVerify Holdings, Inc.* 19,664 547,249
Enfusion, Inc., Class A*(a) 305,863 2,538,663
EngageSmart, Inc.* 14,537 329,263
Guidewire Software, Inc.* 65,120 5,869,266
Manhattan Associates, Inc.* 28,233 5,504,870
nCino, Inc.* 85,162 2,393,052
Olo, Inc., Class A* 443,347 2,265,503
PROS Holdings, Inc.*(a) 28,418 885,221
Q2 Holdings, Inc.* 80,959 2,431,199
Smartsheet, Inc., Class A* 136,804 5,409,230
Tyler Technologies, Inc.* 14,822 5,527,124
Workiva, Inc., Class A*(a) 26,661 2,321,907
59,825,445
Common Stocks
Shares Value ($)
Trading Companies & Distributors 1 .8%
Xometry, Inc., Class A*(a) 148,690 2,163,440
Total Common Stocks
(cost $103,852,293) 114,812,436
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 17,107 0
Total Rights
(cost $17,449) 0
Repurchase Agreement 0 .5%
Principal
Amount ($)
CF Secured, LLC,
5.30%, dated 10/31/2023,
due 11/1/2023,
repurchase price
$579,063, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$590,644.(b)(c) 578,977 578,977
Total Repurchase Agreement
(cost $578,977) 578,977
Total Investments
(cost $104,448,719) — 96.7% 115,391,413
Other assets in excess of liabilities — 3.3% 3,940,485
NET ASSETS — 100.0%
$ 119,331,898

82 - Statement of Investments - October 31, 2023 - Nationwide Small Company Growth Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $10,019,161, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $578,977 and by $9,821,156 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 11/15/2023 – 8/15/2053, a total value of $10,400,133.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $578,977.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

Nationwide WCM Focused Small Cap Fund - October 31, 2023 - Statement of Investments - 83
Common Stocks 88 .9%
Shares Value ($)
Automobile Components 2 .4%
Dorman Products, Inc.* 72,700 4,520,486
Broadline Retail 3 .1%
Ollie's Bargain Outlet
Holdings, Inc.* 74,000 5,715,760
Building Products 9 .1%
American Woodmark Corp.* 69,800 4,692,654
AZEK Co., Inc. (The), Class A* 146,200 3,830,440
CSW Industrials, Inc. 20,900 3,704,734
Hayward Holdings, Inc.*(a) 442,400 4,645,200
16,873,028
Capital Markets 3 .0%
Virtus Investment Partners,
Inc. 30,100 5,545,323
Chemicals 6 .4%
Ashland, Inc. 47,300 3,624,599
Element Solutions, Inc. 447,800 8,163,394
11,787,993
Commercial Services & Supplies 3 .8%
SP Plus Corp.* 45,908 2,319,731
UniFirst Corp. 29,100 4,784,913
7,104,644
Construction & Engineering 6 .7%
API Group Corp.* 286,500 7,411,755
EMCOR Group, Inc. 24,600 5,083,590
12,495,345
Consumer Staples Distribution & Retail 3 .1%
Grocery Outlet Holding Corp.* 206,300 5,708,321
Electronic Equipment, Instruments & Components 5 .5%
ePlus, Inc.* 162,000 10,125,000
Food Products 2 .0%
Lancaster Colony Corp.(a) 22,050 3,730,199
Ground Transportation 3 .4%
Landstar System, Inc.(a) 38,300 6,311,074
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 2 .1%
ICU Medical, Inc.* 40,100 3,932,206
Health Care Providers & Services 10 .8%
Addus HomeCare Corp.* 127,400 10,051,860
DocGo, Inc.*(a) 614,568 3,650,534
Ensign Group, Inc. (The) 65,500 6,327,300
20,029,694
Hotels, Restaurants & Leisure 2 .8%
Wyndham Hotels & Resorts,
Inc. 73,000 5,285,200
Insurance 4 .1%
Enstar Group Ltd.* 31,800 7,535,646
Machinery 3 .1%
Hillman Solutions Corp.* 877,100 5,753,776
Personal Care Products 2 .9%
Inter Parfums, Inc. 42,300 5,376,753
Professional Services 5 .3%
Verra Mobility Corp., Class A* 498,800 9,861,276
Real Estate Management & Development 1 .7%
Cushman & Wakefield plc* 432,200 3,185,314
Software 2 .8%
MeridianLink, Inc.* 310,800 5,103,336
Specialty Retail 1 .9%
America's Car-Mart, Inc.*(a) 52,900 3,543,242
Trading Companies & Distributors 2 .9%
Beacon Roofing Supply, Inc.* 74,300 5,287,931
Total Investments
(cost $151,155,401) — 88.9% 164,811,547
Other assets in excess of liabilities — 11.1% 20,599,301
NET ASSETS — 100.0%
$ 185,410,848
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $10,069,512, which was collateralized
by $11,299,611 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 7.63%, and
maturity dates ranging from 11/15/2023 – 8/15/2053.
The accompanying notes are an integral part of these financial statements.

84 - Statements of Assets and Liabilities - October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Assets:
Investment securities, at value
*
$ 83,689,499
Repurchase agreements, at value 1,282,921
Cash 562,779
Interest and dividends receivable 47,553
Security lending income receivable 1,412
Receivable for investments sold 3,495,299
Receivable for capital shares issued 3,345
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 21,654
Total Assets 89,104,462
Liabilities:
Payable for investments purchased 3,655,053
Payable for capital shares redeemed 14,000
Payable upon return of securities loaned (Note 2) 1,282,921
Accrued expenses and other payables:
Investment advisory fees 54,452
Fund administration fees 10,694
Distribution fees 294
Administrative servicing fees 287
Accounting and transfer agent fees 1,390
Trustee fees 294
Due to broker —
Custodian fees 1,059
Compliance program costs (Note 3) 35
Professional fees 5,408
Printing fees 4,595
Other 2,936
Total Liabilities 5,033,418
Net Assets $ 84,071,044
* Includes value of securities on loan (Note 2) 5,842,407
Cost of investment securities 72,136,082
Cost of repurchase agreements 1,282,921
Represented by:
Capital $ 71,736,195
Total distributable earnings (loss) 12,334,849
Net Assets $ 84,071,044

Equity Funds - October 31, 2023 - Statements of Assets and Liabilities - 85
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 134,432,184 $ 1,064,006,973 $ 510,254,055 $ 1,092,923,862 $ 190,204,945
658,131 140,783 — 451,275 209,745
518,788 30,895,297 24,365,163 5,885,287 6,089,409
26,675 859,500 425,263 370,950 29,618
721 3,436 1,944 8,274 662
— — 3,650,625 1,572,265 9,402,034
3,651 30,649 2,345 94,674 120,553
— 169,950 135,607 — —
— 29,937 7,439 — —
26,712 41,835 17,918 39,249 30,447
135,666,862 1,096,178,360 538,860,359 1,101,345,836 206,087,413
— — 789,596 394,265 8,828,686
23,114 390,798 487,214 460,680 157,194
658,131 140,783 — 451,275 209,745
87,784 427,549 279,546 463,498 112,189
11,899 36,729 23,565 37,256 14,573
1,646 18,079 46,502 34,622 18,750
658 311,769 287 81,108 49,308
1,097 52,582 37,471 24,133 6,122
461 3,831 1,864 3,821 700
— 6 — — —
767 10,248 5,542 8,463 7,134
55 459 229 463 79
5,523 15,504 32,539 15,059 6,696
4,642 68,073 32,502 75,252 266,810
2,387 21,925 2,049 5,321 19,725
798,164 1,498,335 1,738,906 2,055,216 9,697,711
$ 134,868,698 $ 1,094,680,025 $ 537,121,453 $ 1,099,290,620 $ 196,389,702
4,205,737 95,366,380 28,303,276 20,367,381 5,826,165
50,243,951 688,788,012 433,263,726 800,924,070 86,523,184
658,131 140,783 — 451,275 209,745
$ 41,323,874 $ 750,170,346 $ 448,753,653 $ 782,690,669 $ 63,525,037
93,544,824 344,509,679 88,367,800 316,599,951 132,864,665
$ 134,868,698 $ 1,094,680,025 $ 537,121,453 $ 1,099,290,620 $ 196,389,702

86 - Statements of Assets and Liabilities - October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Net Assets:
Class A Shares $ 758,922
Class C Shares 140,428
Class K Shares —
Class M Shares 83,094,393
Class R Shares —
Class R6 Shares 10,468
Eagle Class Shares —
Institutional Service Class Shares 66,833
Total $ 84,071,044
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 58,218
Class C Shares 12,173
Class K Shares —
Class M Shares 6,328,770
Class R Shares —
Class R6 Shares 797
Eagle Class Shares —
Institutional Service Class Shares 5,079
Total 6,405,037
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 13 .04 (a)
Class C Shares $ 11 .54 (b)
Class K Shares $ —
Class M Shares $ 13 .13
Class R Shares $ —
Class R6 Shares $ 13 .13
Eagle Class Shares $ —
Institutional Service Class Shares $ 13 .16
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 13 .84
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - October 31, 2023 - Statements of Assets and Liabilities - 87
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 5,107,762 $ 50,230,643 $ 1,283,761 $ 158,098,566 $ 71,264,084
623,890 7,726,483 — 302,203 3,510,155
— — 533,306,781 — —
122,900,975 — — — —
— 989,791 — 33,640 —
2,928,613 194,871,056 1,452,848 16,841,403 21,937,516
— 766,496,473 6,860 — —
3,307,458 74,365,579 1,071,203 924,014,808 99,677,947
$ 134,868,698 $ 1,094,680,025 $ 537,121,453 $ 1,099,290,620 $ 196,389,702
242,438 4,572,840 40,586 6,091,850 6,083,023
38,541 1,257,129 — 13,445 910,069
— — 16,858,772 — —
5,240,385 — — — —
— 94,953 — 1,353 —
125,420 16,115,182 45,957 668,580 1,581,759
— 62,750,089 217 — —
142,212 6,093,639 33,884 36,684,493 7,461,126
5,788,996 90,883,832 16,979,416 43,459,721 16,035,977
$ 21 .07 (a) $ 10 .98 (a) $ 31 .63 (a) $ 25 .95 (a) $ 11 .72 (a)
$ 16 .19 (b) $ 6 .15 (b) $ — $ 22 .48 (b) $ 3 .86 (b)
$ — $ — $ 31 .63 $ — $ —
$ 23 .45 $ — $ — $ — $ —
$ — $ 10 .42 $ — $ 24 .86 $ —
$ 23 .35 $ 12 .09 $ 31 .61 $ 25 .19 $ 13 .87
$ — $ 12 .22 $ 31 .61 $ — $ —
$ 23 .26 $ 12 .20 $ 31 .61 $ 25 .19 $ 13 .36
$ 22 .36 $ 11 .65 $ 33 .56 $ 27 .53 $ 12 .44
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

88 - Statements of Assets and Liabilities - October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Assets:
Investment securities, at value
*
$ 96,381,674
Repurchase agreements, at value 1,097,061
Cash 1,811,585
Interest and dividends receivable 8,401
Security lending income receivable 1,960
Receivable for investments sold 159,208
Receivable for capital shares issued 2,117
Receivable for reimbursement from investment adviser (Note 3) 7,645
Prepaid expenses 30,583
Total Assets 99,500,234
Liabilities:
Payable for investments purchased 1,444,866
Payable for capital shares redeemed 1,597
Payable upon return of securities loaned (Note 2) 1,097,061
Accrued expenses and other payables:
Investment advisory fees 35,704
Fund administration fees 17,787
Distribution fees 4,400
Administrative servicing fees 8,445
Accounting and transfer agent fees 3,229
Trustee fees 340
Custodian fees 467
Compliance program costs (Note 3) 34
Professional fees 6,564
Printing fees 3,604
Other 5,282
Total Liabilities 2,629,380
Net Assets $ 96,870,854
* Includes value of securities on loan (Note 2) 1,518,714
Cost of investment securities 81,275,112
Cost of repurchase agreements 1,097,061
Represented by:
Capital $ 83,173,208
Total distributable earnings (loss) 13,697,646
Net Assets $ 96,870,854

Equity Funds - October 31, 2023 - Statements of Assets and Liabilities - 89
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 157,232,161 $ 114,812,436 $ 164,811,547
2,901,504 578,977 —
2,299,526 4,268,460 20,487,220
10,281 16,609 130,486
1,735 1,370 982
— 482,789 —
76,748 733 151,412
13,824 — 9,723
28,022 9,532 21,847
162,563,801 120,170,906 185,613,217
— 47,106 —
4,556 8,574 22,324
2,901,504 578,977 —
111,467 91,661 120,455
12,771 17,139 13,249
1,243 446 4,449
12,335 49,835 11,506
1,038 934 2,538
558 444 641
1,877 5,920 3,850
65 48 72
7,831 3,720 4,170
13,789 28,596 15,638
8,504 5,608 3,477
3,077,538 839,008 202,369
$ 159,486,263 $ 119,331,898 $ 185,410,848
9,801,473 10,019,161 10,069,512
96,294,126 103,869,742 151,155,401
2,901,504 578,977 —
$ 89,904,399 $ 98,970,892 $ 170,518,888
69,581,864 20,361,006 14,891,960
$ 159,486,263 $ 119,331,898 $ 185,410,848

90 - Statements of Assets and Liabilities - October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Net Assets:
Class A Shares $ 20,199,790
Class C Shares —
Class R6 Shares 73,663,400
Eagle Class Shares 2,686,072
Institutional Service Class Shares 321,592
Total $ 96,870,854
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,705,612
Class C Shares —
Class R6 Shares 6,215,631
Eagle Class Shares 226,691
Institutional Service Class Shares 27,134
Total 8,175,068
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 11 .84 (a)
Class C Shares $ —
Class R6 Shares $ 11 .85
Eagle Class Shares $ 11 .85
Institutional Service Class Shares $ 11 .85
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 12 .56
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - October 31, 2023 - Statements of Assets and Liabilities - 91
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 5,693,072 $ 1,963,077 $ 11,511,672
— — 2,199,755
112,744,530 — 108,013,360
38,023,784 — —
3,024,877 117,368,821 63,686,061
$ 159,486,263 $ 119,331,898 $ 185,410,848
409,669 168,977 461,810
— — 106,770
7,892,822 — 4,032,885
2,672,609 — —
212,335 9,829,459 2,402,598
11,187,435 9,998,436 7,004,063
$ 13 .90 (a) $ 11 .62 (a) $ 24 .93 (a)
$ — $ — $ 20 .60 (b)
$ 14 .28 $ — $ 26 .78
$ 14 .23 $ — $ —
$ 14 .25 $ 11 .94 $ 26 .51
$ 14 .75 $ 12 .33 $ 26 .45
5 .75% 5 .75% 5 .75%

92 - Statements of Operations - For the Year Ended October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
INVESTMENT INCOME:
Dividend income $ 1,931,313
Interest income 25,883
Income from securities lending (Note 2) 24,946
Foreign tax withholding (5,521)
Total Income 1,976,621
EXPENSES:
Investment advisory fees 678,783
Fund administration fees 61,997
Distribution fees Class A 1,956
Distribution fees Class C 1,510
Distribution fees Class K —
Distribution fees Class R —
Administrative servicing fees Class A 782
Administrative servicing fees Class C 27
Administrative servicing fees Class R —
Administrative servicing fees Eagle Class —
Administrative servicing fees Institutional Service Class 60
Registration and filing fees 55,457
Professional fees 32,593
Printing fees 4,174
Trustee fees 3,447
Custodian fees 3,697
Accounting and transfer agent fees 7,576
Compliance program costs (Note 3) 418
Other 2,155
Total expenses before fees waived and expenses reimbursed 854,632
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 854,632
NET INVESTMENT INCOME/(LOSS) 1,121,989
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 1,148,572
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 1,148,572
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (9,202,816)
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation (9,202,816)
Net realized/unrealized gains (losses) (8,054,244)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (6,932,255)

Equity Funds - For the Year Ended October 31, 2023 - Statements of Operations - 93
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 737,720 $ 16,565,835 $ 11,365,108 $ 15,605,559 $ 964,155
29,276 6,664,164 2,922,556 368,703 345,464
9,723 51,002 103,169 69,114 15,528
(14,246) (4,331) (132,539) (22,273) —
762,473 23,276,670 14,258,294 16,021,103 1,325,147
953,057 5,148,745 3,419,886 5,985,162 1,431,858
70,566 341,043 177,781 313,400 91,941
11,686 129,533 3,408 412,565 198,645
9,554 83,996 — 3,851 45,511
— — 566,278 — —
— 5,229 — 154 —
3,241 44,486 240 132,022 74,108
96 5,040 — 314 3,641
— 2,614 — 31 —
— 79,661 — — —
2,075 147,295 582 836,799 114,242
63,328 82,423 71,142 77,493 63,781
30,496 66,225 20,803 63,443 36,907
7,064 85,572 28,694 9,467 2,171
4,808 42,984 21,333 42,273 8,399
2,834 37,993 20,627 36,192 8,212
20,056 286,501 207,413 73,277 33,288
575 5,285 2,659 5,188 993
2,635 28,743 15,307 21,394 2,482
1,182,071 6,623,368 4,556,153 8,013,025 2,116,179
— — — (507,034) —
— (401,089) (224,254) — —
1,182,071 6,222,279 4,331,899 7,505,991 2,116,179
(419,598) 17,054,391 9,926,395 8,515,112 (791,032)
10,008,191 20,218,682 21,545,206 37,456,265 30,566,531
— 4,176,802 (3,437,540) — —
— — 356 743 —
10,008,191 24,395,484 18,108,022 37,457,008 30,566,531
23,815,660 54,659,347 (10,468,806) 58,075,434 (20,501,574)
— (10,477,237) (5,636,868) — —
23,815,660 44,182,110 (16,105,674) 58,075,434 (20,501,574)
33,823,851 68,577,594 2,002,348 95,532,442 10,064,957
$ 33,404,253 $ 85,631,985 $ 11,928,743 $ 104,047,554 $ 9,273,925

94 - Statements of Operations - For the Year Ended October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
INVESTMENT INCOME:
Dividend income $ 1,303,776
Interest income 107,471
Income from securities lending (Note 2) 13,196
Foreign tax withholding (20,828)
Total Income 1,403,615
EXPENSES:
Investment advisory fees 423,010
Fund administration fees 46,081
Distribution fees Class A 40,843
Distribution fees Class C —
Administrative servicing fees Class A 14,537
Administrative servicing fees Class C —
Administrative servicing fees Eagle Class 1,810
Administrative servicing fees Institutional Service Class 1,792
Registration and filing fees 67,318
Professional fees 3,530
Printing fees 1,818
Trustee fees 3,657
Custodian fees 3,366
Accounting and transfer agent fees 13,755
Compliance program costs (Note 3) 404
Other 958
Total expenses before fees waived and expenses reimbursed 622,879
Administrative servicing fees waived - Class A (Note 3) (3,190)
Expenses reimbursed by adviser (Note 3) (102,705)
Net Expenses 516,984
NET INVESTMENT INCOME/(LOSS) 886,631
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 617,313
Transactions in-kind by affiliated issuers (Note 3) —
Net realized gains (losses) 617,313
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 4,239,988
Net change in unrealized appreciation/depreciation 4,239,988
Net realized/unrealized gains (losses) 4,857,301
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 5,743,932

Equity Funds - For the Year Ended October 31, 2023 - Statements of Operations - 95
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 1,066,120 $ 109,754 $ 889,570
95,263 234,824 477,442
36,330 30,222 27,946
(70,876) — —
1,126,837 374,800 1,394,958
1,749,170 1,183,054 1,441,946
104,557 71,937 86,579
14,268 6,390 31,402
— — 25,390
10,993 3,578 13,817
— — 3,047
95,464 — —
315 318,054 50,055
54,409 33,840 50,162
41,757 38,322 33,634
7,207 531 29,892
8,036 5,358 7,232
13,001 3,219 9,724
7,031 5,506 14,551
1,024 648 884
2,776 1,970 2,950
2,110,008 1,672,407 1,801,265
— — —
(194,624) (20,993) (139,059)
1,915,384 1,651,414 1,662,206
(788,547) (1,276,614) (267,248)
12,500,795 15,342,152 3,360,373
32,518,323 — —
45,019,118 15,342,152 3,360,373
10,128,131 (20,733,871) 2,981,108
10,128,131 (20,733,871) 2,981,108
55,147,249 (5,391,719) 6,341,481
$ 54,358,702 $ (6,668,333) $ 6,074,233

The accompanying notes are an integral part of these financial statements.
96 - Statements of Changes in Net Assets - October 31, 2023 - Equity Funds
Nationwide Bailard Cognitive Value Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income/(loss) $ 1,121,989 $ 910,175
Net realized gains (losses) 1,148,572 1,902,956
Net change in unrealized appreciation/depreciation (9,202,816) (11,940,279)
Change in net assets resulting from operations (6,932,255) (9,127,148)
Distributions to Shareholders From:
Distributable earnings:
Class A (22,433) (29,559)
Class C (4,581) (9,284)
Class M (3,062,802) (5,325,991)
Class R — —
Class R6 (341) (551)
Eagle Class — —
Institutional Service Class (4,520) (9,189)
Change in net assets from shareholder distributions (3,094,677) (5,374,574)
Change in net assets from capital transactions (1,379,262) 1,155,599
Change in net assets (11,406,194) (13,346,123)
Net Assets:
Beginning of year 95,477,238 108,823,361
End of year $ 84,071,044 $ 95,477,238

Equity Funds - October 31, 2023 - Statements of Changes in Net Assets - 97
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ (419,598) $ (543,897) $ 17,054,391 $ 11,379,573
10,008,191 11,152,266 24,395,484 (34,010,392)
23,815,660 (76,387,351) 44,182,110 (243,257,658)
33,404,253 (65,778,982) 85,631,985 (265,888,477)
(405,416) (1,113,341) (687,903) (5,204,744)
(107,354) (361,098) (155,983) (1,384,649)
(10,295,392) (27,146,902) — —
— — (10,530) (118,830)
(210,535) (672,065) (3,043,858) (19,392,827)
— — (11,834,741) (74,586,367)
(196,545) (571,518) (1,149,532) (10,514,316)
(11,215,242) (29,864,924) (16,882,547) (111,201,733)
257,750 7,686,419 (87,268,330) 8,250,165
22,446,761 (87,957,487) (18,518,892) (368,840,045)
112,421,937 200,379,424 1,113,198,917 1,482,038,962
$ 134,868,698 $ 112,421,937 $ 1,094,680,025 $ 1,113,198,917

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - October 31, 2023 - Equity Funds
Nationwide Bailard Cognitive Value Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 231,143 $ 420,344
Proceeds from shares issued from class conversion (Note 1) 3,760 —
Dividends reinvested 21,694 28,712
Cost of shares redeemed (228,286) (35,141)
Total Class A Shares 28,311 413,915
Class C Shares
Proceeds from shares issued — —
Dividends reinvested 4,581 9,284
Cost of shares redeemed in class conversion (Note 1) (3,760) —
Cost of shares redeemed (11,779) —
Total Class C Shares (10,958) 9,284
Class M Shares
Proceeds from shares issued 4,245,086 5,095,194
Dividends reinvested 3,030,562 5,259,990
Cost of shares redeemed (8,609,226) (9,623,947)
Total Class M Shares (1,333,578) 731,237
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 1,620 1,160
Dividends reinvested 341 551
Cost of shares redeemed (350) (930)
Total Class R6 Shares 1,611 781
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 87,000 28,332
Dividends reinvested 4,520 9,189
Cost of shares redeemed (156,168) (37,139)
Total Institutional Service Class Shares (64,648) 382
Change in net assets from capital transactions $ (1,379,262) $ 1,155,599

Equity Funds - October 31, 2023 - Statements of Changes in Net Assets - 99
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 1,551,924 $ 496,480 $ 5,161,334 $ 9,108,089
31,155 474 68,197 78,758
388,635 1,080,188 659,726 5,030,118
(1,292,367) (1,366,495) (8,308,399) (12,477,862)
679,347 210,647 (2,419,142) 1,739,103
144,720 20,876 1,096,083 2,065,965
105,985 358,841 153,708 1,383,903
(31,155) (474) (68,197) (78,758)
(895,788) (128,242) (2,147,292) (2,467,942)
(676,238) 251,001 (965,698) 903,168
4,066,197 5,545,080 — —
10,047,658 26,382,910 — —
(15,201,228) (24,161,967) — —
(1,087,373) 7,766,023 — —
— — 165,421 334,299
— — 10,530 118,830
— — (357,781) (373,639)
— — (181,830) 79,490
1,439,753 675,152 4,564,430 8,033,427
210,535 672,065 3,008,239 19,273,431
(1,189,488) (1,884,314) (18,158,356) (28,545,099)
460,800 (537,097) (10,585,687) (1,238,241)
— — 2,453,395 5,777,028
— — 11,420,903 72,322,854
— — (61,053,749) (70,972,969)
— — (47,179,451) 7,126,913
1,240,757 346,932 17,362,208 44,835,588
196,545 571,518 1,146,559 10,498,998
(556,088) (922,605) (44,445,289) (55,694,854)
881,214 (4,155) (25,936,522) (360,268)
$ 257,750 $ 7,686,419 $ (87,268,330) $ 8,250,165

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - October 31, 2023 - Equity Funds
Nationwide Bailard Cognitive Value Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 17,060 26,484
Issued in class conversion (Note 1) 249 —
Reinvested 1,564 1,824
Redeemed (16,570) (2,297)
Total Class A Shares 2,303 26,011
Class C Shares
Issued — —
Reinvested 372 658
Redeemed in class conversion (Note 1) (280) —
Redeemed (909) —
Total Class C Shares (817) 658
Class M Shares
Issued 307,622 325,333
Reinvested 217,086 332,727
Redeemed (617,232) (620,727)
Total Class M Shares (92,524) 37,333
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 110 73
Reinvested 24 35
Redeemed (26) (57)
Total Class R6 Shares 108 51
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 5,701 1,740
Reinvested 323 580
Redeemed (11,060) (2,516)
Total Institutional Service Class Shares (5,036) (196)
Total change in shares (95,966) 63,857

Equity Funds - October 31, 2023 - Statements of Changes in Net Assets - 101
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
77,305 20,886 459,397 750,791
1,413 20 5,981 6,069
24,079 38,703 60,362 391,932
(64,691) (60,457) (747,562) (1,081,094)
38,106 (848) (221,822) 67,698
10,505 1,140 177,312 294,941
8,499 16,005 25,036 188,570
(1,834) (24) (10,634) (10,282)
(56,286) (6,547) (346,718) (381,737)
(39,116) 10,574 (155,004) 91,492
189,955 211,961 — —
560,695 863,598 — —
(756,239) (838,899) — —
(5,589) 236,660 — —
— — 15,708 28,107
— — 1,017 9,697
— — (35,402) (32,743)
— — (18,677) 5,061
67,430 27,442 383,265 637,093
11,801 22,086 249,952 1,371,451
(58,839) (72,498) (1,518,072) (2,224,228)
20,392 (22,970) (884,855) (215,684)
— — 200,505 409,484
— — 940,228 5,096,418
— — (4,966,322) (5,452,451)
— — (3,825,589) 53,451
54,308 15,207 1,435,319 3,208,757
11,054 18,819 95,100 739,081
(27,685) (35,831) (3,678,523) (4,489,264)
37,677 (1,805) (2,148,104) (541,426)
51,470 221,611 (7,254,051) (539,408)

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - October 31, 2023 - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income/(loss) $ 9,926,395 $ 7,984,219
Net realized gains 18,108,022 52,476,787
Net change in unrealized appreciation/depreciation (16,105,674) (61,765,701)
Change in net assets resulting from operations 11,928,743 (1,304,695)
Distributions to Shareholders From:
Distributable earnings:
Class A (101,599) (39,174)
Class C — —
Class K (58,639,449) (117,424,488)
Class R — —
Class R6 (28,478) (4,808)
Eagle Class (11,210) (36,608)
Institutional Service Class (91,708) (12,741)
Change in net assets from shareholder distributions (58,872,444) (117,517,819)
Change in net assets from capital transactions 13,208,097 55,412,863
Change in net assets (33,735,604) (63,409,651)
Net Assets:
Beginning of year 570,857,057 634,266,708
End of year $ 537,121,453 $ 570,857,057

Equity Funds - October 31, 2023 - Statements of Changes in Net Assets - 103
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 8,515,112 $ 7,740,036 $ (791,032) $ (1,783,929)
37,457,008 24,179,156 30,566,531 55,572,418
58,075,434 (249,228,177) (20,501,574) (173,963,848)
104,047,554 (217,308,985) 9,273,925 (120,175,359)
(5,682,675) (26,204,833) (21,236,164) (34,650,357)
(14,435) (79,391) (2,745,996) (4,669,065)
— — — —
(918) (2,791) — —
(1,531,153) (5,061,521) (5,223,701) (26,721,506)
— — — —
(34,126,946) (141,120,536) (26,155,273) (51,085,672)
(41,356,127) (172,469,072) (55,361,134) (117,126,600)
(2,720,909) 93,766,777 2,358,827 (6,756,000)
59,970,518 (296,011,280) (43,728,382) (244,057,959)
1,039,320,102 1,335,331,382 240,118,084 484,176,043
$ 1,099,290,620 $ 1,039,320,102 $ 196,389,702 $ 240,118,084

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - October 31, 2023 - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,018,754 $ 777,534
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 99,236 39,001
Cost of shares redeemed (681,926) (13,176)
Total Class A Shares 436,064 803,359
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class K Shares
Proceeds from shares issued 2,847,603 5,739,681
Dividends reinvested 56,879,844 113,693,602
Cost of shares redeemed (48,897,674) (65,308,278)
Total Class K Shares 10,829,773 54,125,005
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 3,434,275 47,866
Dividends reinvested 28,478 4,808
Cost of shares redeemed (2,014,867) (29,512)
Total Class R6 Shares 1,447,886 23,162
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 11,210 36,608
Cost of shares redeemed (108,555) (84,779)
Total Eagle Class Shares (97,345) (48,171)
Institutional Service Class Shares
Proceeds from shares issued 1,174,074 516,617
Dividends reinvested 65,968 12,261
Cost of shares redeemed (648,323) (19,370)
Total Institutional Service Class Shares 591,719 509,508
Change in net assets from capital transactions $ 13,208,097 $ 55,412,863

Equity Funds - October 31, 2023 - Statements of Changes in Net Assets - 105
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 2,868,638 $ 4,515,357 $ 4,591,055 $ 6,851,648
4,301 28,850 6,702 16,054
5,628,057 25,920,915 20,800,364 33,910,513
(19,136,709) (20,888,942) (19,522,156) (22,755,738)
(10,635,713) 9,576,180 5,875,965 18,022,477
9,745 14,951 372,991 240,776
13,279 78,624 2,730,293 4,635,892
(4,301) (28,850) (6,702) (16,054)
(125,790) (106,011) (2,786,437) (4,466,475)
(107,067) (41,286) 310,145 394,139
— — — —
— — — —
— — — —
— — — —
6,201 7,889 — —
918 2,791 — —
— (183) — —
7,119 10,497 — —
8,266,237 8,654,720 4,631,186 12,213,497
1,531,153 5,061,521 5,158,741 26,342,389
(33,139,681) (3,195,408) (10,941,197) (77,162,295)
(23,342,291) 10,520,833 (1,151,270) (38,606,409)
— — — —
— — — —
— — — —
— — — —
151,981,823 47,410,988 25,328,038 36,759,095
33,431,829 138,338,993 25,722,165 48,252,929
(154,056,609) (112,049,428) (53,726,216) (71,578,231)
31,357,043 73,700,553 (2,676,013) 13,433,793
$ (2,720,909) $ 93,766,777 $ 2,358,827 $ (6,756,000)

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - October 31, 2023 - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 31,529 21,979
Issued in class conversion (Note 1) — —
Reinvested 3,085 1,117
Redeemed (21,365) (344)
Total Class A Shares 13,249 22,752
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class K Shares
Issued 86,306 160,812
Reinvested 1,768,000 3,256,651
Redeemed (1,489,769) (1,850,707)
Total Class K Shares 364,537 1,566,756
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 106,537 1,313
Reinvested 882 138
Redeemed (62,523) (870)
Total Class R6 Shares 44,896 581
Eagle Class Shares
Issued — —
Reinvested 349 1,049
Redeemed (3,410) (2,414)
Total Eagle Class Shares (3,061) (1,365)
Institutional Service Class Shares
Issued 36,051 14,645
Reinvested 2,051 352
Redeemed (19,852) (576)
Total Institutional Service Class Shares 18,250 14,421
Total change in shares 437,871 1,603,145

Equity Funds - October 31, 2023 - Statements of Changes in Net Assets - 107
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
112,341 159,092 366,730 338,664
166 1,101 537 838
232,942 868,240 1,822,994 1,614,786
(740,347) (751,704) (1,526,886) (1,212,807)
(394,898) 276,729 663,375 741,481
426 666 91,655 25,848
635 2,996 722,300 430,445
(192) (1,257) (1,608) (1,604)
(5,396) (4,267) (631,563) (420,522)
(4,527) (1,862) 180,784 34,167
— — — —
— — — —
— — — —
— — — —
250 319 — —
40 97 — —
— (6) — —
290 410 — —
340,570 342,345 316,275 574,707
65,122 174,694 382,980 1,111,493
(1,259,189) (118,194) (678,712) (3,738,576)
(853,497) 398,845 20,543 (2,052,376)
— — — —
— — — —
— — — —
— — — —
6,154,321 1,815,984 1,844,161 1,827,081
1,419,759 4,773,421 1,981,677 2,090,681
(6,128,533) (4,182,641) (3,652,051) (3,558,822)
1,445,547 2,406,764 173,787 358,940
192,915 3,080,886 1,038,489 (917,788)

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - October 31, 2023 - Equity Funds
Nationwide GQG US Quality Equity Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income/(loss) $ 886,631 $ 1,344,515
Net realized gains (losses) 617,313 (2,141,747)
Net change in unrealized appreciation/depreciation 4,239,988 (3,485,068)
Change in net assets resulting from operations 5,743,932 (4,282,300)
Distributions to Shareholders From:
Distributable earnings:
Class A (62,393) (7,016)
Class R6 (883,238) (1,286,394)
Eagle Class (8,838) (119)
Institutional Service Class (11,525) (158,843)
Change in net assets from shareholder distributions (965,994) (1,452,372)
Change in net assets from capital transactions 32,134,932 (10,778,895)
Change in net assets 36,912,870 (16,513,567)
Net Assets:
Beginning of year 59,957,984 76,471,551
End of year $ 96,870,854 $ 59,957,984
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,640,733 $ 2,643,754
Proceeds from shares issued from merger (Note 11) 19,844,960 —
Dividends reinvested 61,241 7,016
Cost of shares redeemed (4,041,442) (937,323)
Total Class A Shares 17,505,492 1,713,447
Class R6 Shares
Proceeds from shares issued 42,699,116 1,513,991
Proceeds from shares issued from merger (Note 11) 851,856 —
Dividends reinvested 883,238 1,286,394
Cost of shares redeemed (31,556,701) (18,662,447)
Total Class R6 Shares 12,877,509 (15,862,062)
Eagle Class Shares
Proceeds from shares issued 556,644 —
Proceeds from shares issued from merger (Note 11) 2,508,024 —
Dividends reinvested 8,831 119
In-kind Redemption (Note 3) — —
Cost of shares redeemed (524,773) —
Total Eagle Class Shares 2,548,726 119
Institutional Service Class Shares
Proceeds from shares issued 60,973 16,946,941
Dividends reinvested 11,525 158,843
Cost of shares redeemed (869,293) (13,736,183)
Total Institutional Service Class Shares (796,795) 3,369,601
Change in net assets from capital transactions $ 32,134,932 $ (10,778,895)

Equity Funds - October 31, 2023 - Statements of Changes in Net Assets - 109
Nationwide Loomis All Cap Growth Fund Nationwide Small Company Growth Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ (788,547) $ (1,286,225) $ (1,276,614) $ (1,965,328)
45,019,118 24,567,213 15,342,152 13,083,844
10,128,131 (129,574,490) (20,733,871) (104,799,809)
54,358,702 (106,293,502) (6,668,333) (93,681,293)
(405,788) (633,416) (237,274) (758,565)
(7,950,021) (15,918,417) — —
(12,576,347) (18,312,600) — —
(210,327) (462,726) (11,696,580) (28,585,155)
(21,142,483) (35,327,159) (11,933,854) (29,343,720)
(143,262,251) 22,143,366 (4,351,951) 536,722
(110,046,032) (119,477,295) (22,954,138) (122,488,291)
269,532,295 389,009,590 142,286,036 264,774,327
$ 159,486,263 $ 269,532,295 $ 119,331,898 $ 142,286,036
$ 862,053 $ 1,883,114 $ 127,468 $ 247,781
— — — —
405,788 633,416 227,167 683,492
(1,475,376) (1,834,545) (901,164) (1,885,378)
(207,535) 681,985 (546,529) (954,105)
17,635,532 44,974,443 — —
— — — —
7,950,021 15,918,417 — —
(30,251,422) (72,756,473) — —
(4,665,869) (11,863,613) — —
13,535,267 52,836,597 — —
— — — —
12,576,347 18,312,600 — —
(127,656,352) — — —
(36,701,944) (37,575,365) — —
(138,246,682) 33,573,832 — —
399,482 348,998 19,872,647 20,894,361
210,327 462,726 11,694,647 28,577,631
(751,974) (1,060,562) (35,372,716) (47,981,165)
(142,165) (248,838) (3,805,422) 1,490,827
$ (143,262,251) $ 22,143,366 $ (4,351,951) $ 536,722

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - October 31, 2023 - Equity Funds
Nationwide GQG US Quality Equity Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 135,387 223,669
Issued in merger (Note 11) 1,765,280 —
Reinvested 5,579 575
Redeemed (344,005) (81,577)
Total Class A Shares 1,562,241 142,667
Class R6 Shares
Issued 3,762,690 123,351
Issued in merger (Note 11) 75,761 —
Reinvested 77,964 106,793
Redeemed (2,636,642) (1,555,831)
Total Class R6 Shares 1,279,773 (1,325,687)
Eagle Class Shares
Issued 47,451 —
Issued in merger (Note 11) 223,101 —
Reinvested 792 10
In-kind Redemption (Note 3) — —
Redeemed (45,164) —
Total Eagle Class Shares 226,180 10
Institutional Service Class Shares
Issued 5,094 1,349,635
Reinvested 1,024 13,001
Redeemed (73,990) (1,268,131)
Total Institutional Service Class Shares (67,872) 94,505
Total change in shares 3,000,322 (1,088,505)

Equity Funds - October 31, 2023 - Statements of Changes in Net Assets - 111
Nationwide Loomis All Cap Growth Fund Nationwide Small Company Growth Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
61,536 138,316 9,775 14,603
— — — —
34,742 36,891 19,235 32,719
(111,574) (116,023) (70,510) (102,890)
(15,296) 59,184 (41,500) (55,568)
1,262,590 3,249,977 — —
— — — —
664,717 911,186 — —
(2,226,570) (5,016,858) — —
(299,263) (855,695) — —
981,727 3,766,369 — —
— — — —
1,055,063 1,050,034 — —
(9,416,413) — — —
(2,705,228) (2,471,421) — —
(10,084,851) 2,344,982 — —
29,233 22,372 1,497,226 1,323,926
17,630 26,548 964,905 1,337,904
(55,523) (75,681) (2,640,210) (2,689,168)
(8,660) (26,761) (178,079) (27,338)
(10,408,070) 1,521,710 (219,579) (82,906)

112 - Statements of Changes in Net Assets - October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment loss $ (267,248) $ (596,789)
Net realized gains 3,360,373 3,965,921
Net change in unrealized appreciation/depreciation 2,981,108 (26,434,940)
Change in net assets resulting from operations 6,074,233 (23,065,808)
Distributions to Shareholders From:
Distributable earnings:
Class A (256,318) (347,319)
Class C (62,834) (101,929)
Class R6 (2,218,501) (2,725,753)
Institutional Service Class (1,161,480) (1,450,594)
Change in net assets from shareholder distributions (3,699,133) (4,625,595)
Change in net assets from capital transactions 937,294 5,038,398
Change in net assets 3,312,394 (22,653,005)
Net Assets:
Beginning of year 182,098,454 204,751,459
End of year $ 185,410,848 $ 182,098,454
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 843,400 $ 340,709
Proceeds from shares issued from class conversion (Note 1) 2,257 1,439
Dividends reinvested 242,060 330,421
Cost of shares redeemed (1,603,455) (2,053,595)
Total Class A Shares (515,738) (1,381,026)
Class C Shares
Proceeds from shares issued 586,514 209,783
Dividends reinvested 61,417 99,750
Cost of shares redeemed in class conversion (Note 1) (2,257) (1,439)
Cost of shares redeemed (1,091,687) (874,246)
Total Class C Shares (446,013) (566,152)
Class R6 Shares
Proceeds from shares issued 16,927,954 24,221,436
Dividends reinvested 819,463 1,021,639
Cost of shares redeemed (21,966,445) (20,447,929)
Total Class R6 Shares (4,219,028) 4,795,146
Institutional Service Class Shares
Proceeds from shares issued 12,741,827 24,103,592
Dividends reinvested 1,126,789 1,402,202
Cost of shares redeemed (7,750,543) (23,315,364)
Total Institutional Service Class Shares 6,118,073 2,190,430
Change in net assets from capital transactions $ 937,294 $ 5,038,398

Equity Funds - October 31, 2023 - Statements of Changes in Net Assets - 113
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 31,922 13,111
Issued in class conversion (Note 1) 82 55
Reinvested 9,965 11,830
Redeemed (60,387) (77,490)
Total Class A Shares (18,418) (52,494)
Class C Shares
Issued 26,523 9,513
Reinvested 3,039 4,243
Redeemed in class conversion (Note 1) (99) (66)
Redeemed (50,301) (39,910)
Total Class C Shares (20,838) (26,220)
Class R6 Shares
Issued 603,574 853,979
Reinvested 31,494 34,329
Redeemed (775,024) (718,818)
Total Class R6 Shares (139,956) 169,490
Institutional Service Class Shares
Issued 448,484 854,132
Reinvested 43,725 47,516
Redeemed (280,791) (856,550)
Total Institutional Service Class Shares 211,418 45,098
Total change in shares 32,206 135,874

114 - Financial Highlights - October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Cognitive Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
10/31/2023 $ 14.59 $ 0.12 $ (1.24) $ (1.12) $ (0.13) $ (0.30) $ (0.43) $ 13.04 (7.82)% $ 759 1.29% 0.89% 1.29% 257.75%
10/31/2022 16.82 0.09 (1.52) (1.43) (0.08) (0.72) (0.80) 14.59 (8.82)% 816 1.29% 0.63% 1.29% 283.03%
10/31/2021 9.97 0.06 6.88 6.94 (0.09) — (0.09) 16.82 69.92% 503 1.30% 0.38% 1.30% 199.77%
10/31/2020 11.20 0.09 (1.26) (1.17) (0.06) — (0.06) 9.97 (10.52)% 225 1.44% 0.89% 1.51% 412.91%
10/31/2019 12.53 0.05 0.02 0.07 (0.07) (1.33) (1.40) 11.20 1.92% 458 1.44% 0.42% 1.49% 255.32%
Class C Shares
10/31/2023 12.99 0.03 (1.11) (1.08) (0.07) (0.30) (0.37) 11.54 (8.45)% 140 1.96% 0.23% 1.96% 257.75%
10/31/2022 15.11 (0.02) (1.35) (1.37) (0.03) (0.72) (0.75) 12.99 (9.44)% 169 2.02% (0.13)% 2.02% 283.03%
10/31/2021 9.00 (0.04) 6.21 6.17 (0.06) — (0.06) 15.11 68.77% 186 2.05% (0.33)% 2.05% 199.77%
10/31/2020 10.17 0.02 (1.15) (1.13) (0.04) — (0.04) 9.00 (11.14)% 128 2.12% 0.26% 2.20% 412.91%
10/31/2019 11.57 (0.03) 0.01 (0.02) (0.05) (1.33) (1.38) 10.17 1.18%(h) 143 2.14% (0.27)% 2.19% 255.32%
Class M Shares
10/31/2023 14.69 0.17 (1.25) (1.08) (0.18) (0.30) (0.48) 13.13 (7.52)% 83,094 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.91 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.69 (8.51)% 94,334 0.98% 0.92% 0.98% 283.03%
10/31/2021 10.00 0.11 6.92 7.03 (0.12) — (0.12) 16.91 70.60% 107,949 1.00% 0.70% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.27) (1.14) (0.09) — (0.09) 10.00 (10.23)% 63,365 1.07% 1.32% 1.15% 412.91%
10/31/2019 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) 11.23 2.25% 61,225 1.07% 0.79% 1.12% 255.32%
Class R6 Shares
10/31/2023 14.70 0.17 (1.26) (1.09) (0.18) (0.30) (0.48) 13.13 (7.59)%(h) 10 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.92 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.70 (8.50)%(h) 10 0.97% 0.92% 0.97% 283.03%
10/31/2021 9.99 0.11 6.94 7.05 (0.12) — (0.12) 16.92 70.87%(h) 11 1.00% 0.73% 1.00% 199.77%
10/31/2020 11.23 0.13 (1.28) (1.15) (0.09) — (0.09) 9.99 (10.30)%(h) 10 1.07% 1.29% 1.15% 412.91%
10/31/2019 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) 11.23 2.26% 11 1.07% 0.78% 1.12% 255.32%
Institutional Service Class Shares
10/31/2023 14.72 0.17 (1.26) (1.09) (0.17) (0.30) (0.47) 13.16 (7.57)% 67 0.99% 1.23% 0.99% 257.75%
10/31/2022 16.94 0.13 (1.52) (1.39) (0.11) (0.72) (0.83) 14.72 (8.54)% 149 1.03% 0.87% 1.03% 283.03%
10/31/2021 10.02 0.10 6.93 7.03 (0.11) — (0.11) 16.94 70.46% 175 1.05% 0.64% 1.05% 199.77%
10/31/2020 11.25 0.11 (1.27) (1.16) (0.07) — (0.07) 10.02 (10.38)% 94 1.24% 1.07% 1.31% 412.91%
10/31/2019 12.57 0.07 0.01 0.08 (0.07) (1.33) (1.40) 11.25 2.07% 220 1.24% 0.62% 1.29% 255.32%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2023 - Financial Highlights - 115
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Technology & Science Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2023 $ 17.98 $ (0.12) $ 5.19 $ 5.07 $ — $ (1.98) $ (1.98) $ 21.07 31.59% $ 5,108 1.23% (0.63)% 1.23% 24.71%
10/31/2022 33.86 (0.15) (10.30) (10.45) — (5.43) (5.43) 17.98 (36.57)% 3,674 1.22% (0.66)% 1.22% 20.23%
10/31/2021 26.91 (0.21) 10.71 10.50 — (3.55) (3.55) 33.86 41.54% 6,948 1.19% (0.68)% 1.19% 20.98%
10/31/2020 20.98 (0.10) 7.69 7.59 — (1.66) (1.66) 26.91 38.34% 4,894 1.23% (0.43)% 1.23% 25.47%
10/31/2019 21.57 (0.04) 2.51 2.47 — (3.06) (3.06) 20.98 14.78% 4,835 1.27% (0.20)% 1.27% 23.24%
Class C Shares
10/31/2023 14.36 (0.20) 4.01 3.81 — (1.98) (1.98) 16.19 30.68%(f) 624 1.92% (1.30)% 1.92% 24.71%
10/31/2022 28.32 (0.25) (8.28) (8.53) — (5.43) (5.43) 14.36 (37.02)% 1,115 1.93% (1.37)% 1.93% 20.23%
10/31/2021 23.15 (0.37) 9.09 8.72 — (3.55) (3.55) 28.32 40.49% 1,900 1.93% (1.42)% 1.93% 20.98%
10/31/2020 18.39 (0.24) 6.66 6.42 — (1.66) (1.66) 23.15 37.31% 1,353 1.98% (1.20)% 1.98% 25.47%
10/31/2019 19.44 (0.17) 2.18 2.01 — (3.06) (3.06) 18.39 13.91% 1,074 2.03% (0.96)% 2.03% 23.24%
Class M Shares
10/31/2023 19.73 (0.07) 5.77 5.70 — (1.98) (1.98) 23.45 32.01% 122,901 0.91% (0.31)% 0.91% 24.71%
10/31/2022 36.53 (0.09) (11.28) (11.37) — (5.43) (5.43) 19.73 (36.39)% 103,520 0.92% (0.35)% 0.92% 20.23%
10/31/2021 28.73 (0.13) 11.48 11.35 — (3.55) (3.55) 36.53 41.90% 183,006 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.25 (0.04) 8.20 8.16 (0.02) (1.66) (1.68) 28.73 38.77% 147,656 0.93% (0.15)% 0.93% 25.47%
10/31/2019 22.63 0.02 2.67 2.69 (0.01) (3.06) (3.07) 22.25 15.12% 121,508 0.96% 0.11% 0.96% 23.24%
Class R6 Shares
10/31/2023 19.66 (0.07) 5.74 5.67 — (1.98) (1.98) 23.35 31.97% 2,929 0.91% (0.32)% 0.91% 24.71%
10/31/2022 36.41 (0.10) (11.22) (11.32) — (5.43) (5.43) 19.66 (36.37)% 2,064 0.92% (0.37)% 0.92% 20.23%
10/31/2021 28.64 (0.13) 11.45 11.32 — (3.55) (3.55) 36.41 41.93% 4,660 0.90% (0.39)% 0.90% 20.98%
10/31/2020 22.19 (0.04) 8.17 8.13 (0.02) (1.66) (1.68) 28.64 38.74% 3,742 0.93% (0.14)% 0.93% 25.47%
10/31/2019 22.57 0.02 2.67 2.69 (0.01) (3.06) (3.07) 22.19 15.16%(f) 2,919 0.96% 0.10% 0.96% 23.24%
Institutional Service Class Shares
10/31/2023 19.60 (0.09) 5.73 5.64 — (1.98) (1.98) 23.26 31.91% 3,307 0.98% (0.40)% 0.98% 24.71%
10/31/2022 36.35 (0.11) (11.21) (11.32) — (5.43) (5.43) 19.60 (36.44)% 2,049 1.00% (0.43)% 1.00% 20.23%
10/31/2021 28.62 (0.16) 11.44 11.28 — (3.55) (3.55) 36.35 41.81% 3,865 0.99% (0.48)% 0.99% 20.98%
10/31/2020 22.18 (0.07) 8.17 8.10 — (1.66) (1.66) 28.62 38.60% 2,823 1.05% (0.28)% 1.05% 25.47%
10/31/2019 22.58 — 2.66 2.66 — (3.06) (3.06) 22.18 14.99% 2,077 1.08% (0.01)% 1.08% 23.24%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

116 - Financial Highlights - October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 10.36 $ 0.13 $ 0.64 $ 0.77 $ (0.15) $ — $ (0.15) $ 10.98 7.41% $ 50,231 0.84% 1.20% 0.87% 2.94%
10/31/2022 13.81 0.07 (2.42) (2.35) (0.08) (1.02) (1.10) 10.36 (18.56)% 49,676 0.81% 0.61% 0.84% 2.29%
10/31/2021 9.86 0.06 4.16 4.22 (0.06) (0.21) (0.27) 13.81 43.52%(g) 65,274 0.81% 0.48% 0.85% 3.66%
10/31/2020 9.71 0.09 0.86 0.95 (0.12) (0.68) (0.80) 9.86 10.28%(g) 51,190 0.81% 0.90% 0.87% 4.39%
10/31/2019 12.36 0.13 1.17 1.30 (0.12) (3.83) (3.95) 9.71 18.99% 43,377 0.90% 1.43% 1.10% 4.49%
Class C Shares
10/31/2023 5.87 0.03 0.37 0.40 (0.12) — (0.12) 6.15 6.75% 7,726 1.56% 0.48% 1.60% 2.94%
10/31/2022 8.32 (0.01) (1.37) (1.38) (0.05) (1.02) (1.07) 5.87 (19.16)% 8,290 1.56% (0.14)% 1.59% 2.29%
10/31/2021 6.05 (0.02) 2.53 2.51 (0.03) (0.21) (0.24) 8.32 42.54% 10,987 1.56% (0.28)% 1.60% 3.66%
10/31/2020 6.27 0.01 0.54 0.55 (0.09) (0.68) (0.77) 6.05 9.35% 7,096 1.56% 0.13% 1.63% 4.39%
10/31/2019 9.46 0.04 0.67 0.71 (0.07) (3.83) (3.90) 6.27 18.12% 5,277 1.69% 0.65% 1.89% 4.49%
Class R Shares
10/31/2023 9.84 0.08 0.60 0.68 (0.10) — (0.10) 10.42 6.96% 990 1.25% 0.79% 1.29% 2.94%
10/31/2022 13.18 0.02 (2.30) (2.28) (0.04) (1.02) (1.06) 9.84 (18.87)% 1,118 1.24% 0.17% 1.28% 2.29%
10/31/2021 9.43 0.01 3.99 4.00 (0.04) (0.21) (0.25) 13.18 43.07% 1,431 1.19% 0.06% 1.23% 3.66%
10/31/2020 9.34 0.03 0.85 0.88 (0.11) (0.68) (0.79) 9.43 9.82% 639 1.13% 0.35% 1.21% 4.39%
10/31/2019 12.04 0.09 1.12 1.21 (0.08) (3.83) (3.91) 9.34 18.58% 86 1.30% 1.04% 1.50% 4.49%
Class R6 Shares
10/31/2023 11.39 0.19 0.69 0.88 (0.18) — (0.18) 12.09 7.78% 194,871 0.50% 1.53% 0.54% 2.94%
10/31/2022 15.07 0.12 (2.67) (2.55) (0.11) (1.02) (1.13) 11.39 (18.30)% 193,609 0.50% 0.92% 0.53% 2.29%
10/31/2021 10.73 0.10 4.55 4.65 (0.10) (0.21) (0.31) 15.07 44.03% 259,381 0.50% 0.78% 0.54% 3.66%
10/31/2020 10.50 0.13 0.94 1.07 (0.16) (0.68) (0.84) 10.73 10.60% 191,989 0.50% 1.22% 0.56% 4.39%
10/31/2019 13.02 0.17 1.29 1.46 (0.15) (3.83) (3.98) 10.50 19.38% 185,333 0.61% 1.70% 0.82% 4.49%
Eagle Class Shares
10/31/2023 11.50 0.19 0.71 0.90 (0.18) — (0.18) 12.22 7.87% 766,496 0.51% 1.52% 0.55% 2.94%
10/31/2022 15.21 0.12 (2.70) (2.58) (0.11) (1.02) (1.13) 11.50 (18.34)% 765,792 0.51% 0.91% 0.54% 2.29%
10/31/2021 10.83 0.10 4.58 4.68 (0.09) (0.21) (0.30) 15.21 43.91%(g) 1,011,536 0.55% 0.74% 0.59% 3.66%
10/31/2020 10.60 0.11 0.95 1.06 (0.15) (0.68) (0.83) 10.83 10.40% 753,099 0.59% 1.04% 0.64% 4.39%
10/31/2019 13.09 0.16 1.32 1.48 (0.14) (3.83) (3.97) 10.60 19.43%(g) 5 0.76% 1.56% 0.96% 4.49%
Institutional Service Class Shares
10/31/2023 11.49 0.17 0.70 0.87 (0.16) — (0.16) 12.20 7.61% 74,366 0.67% 1.37% 0.71% 2.94%
10/31/2022 15.19 0.10 (2.68) (2.58) (0.10) (1.02) (1.12) 11.49 (18.40)% 94,714 0.63% 0.78% 0.66% 2.29%
10/31/2021 10.82 0.09 4.58 4.67 (0.09) (0.21) (0.30) 15.19 43.78%(g) 133,429 0.62% 0.67% 0.66% 3.66%
10/31/2020 10.58 0.11 0.95 1.06 (0.14) (0.68) (0.82) 10.82 10.50%(g) 105,917 0.61% 1.01% 0.68% 4.39%
10/31/2019 13.09 0.19 1.27 1.46 (0.14) (3.83) (3.97) 10.58 19.19% 33,549 0.72% 1.84% 0.91% 4.49%

Equity Funds - October 31, 2023 - Financial Highlights - 117
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

118 - Financial Highlights - October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 34.49 $ 0.51 $ 0.13 $ 0.64 $ (0.52) $ (2.98) $ (3.50) $ 31.63 1.78% $ 1,284 0.93% 1.55% 0.97% 76.61%
10/31/2022 42.45 0.41 (0.51) (0.10) (0.40) (7.46) (7.86) 34.49 (0.33)%(g) 943 0.92% 1.18% 0.98% 77.47%
10/31/2021 28.54 0.33 15.16 15.49 (0.35) (1.23) (1.58) 42.45 55.90%(g) 195 0.95% 0.85% 1.01% 76.03%
10/31/2020(h) 33.48 0.33 (5.02) (4.69) (0.25) — (0.25) 28.54 (13.88)% 18 1.15% 1.36% 1.23% 76.80%(i)
Class K Shares(j)
10/31/2023 34.51 0.57 0.12 0.69 (0.59) (2.98) (3.57) 31.63 1.93% 533,307 0.76% 1.74% 0.80% 76.61%
10/31/2022 42.46 0.48 (0.51) (0.03) (0.46) (7.46) (7.92) 34.51 (0.16)% 569,225 0.76% 1.35% 0.81% 77.47%
10/31/2021 28.55 0.44 15.13 15.57 (0.43) (1.23) (1.66) 42.46 56.22% 633,803 0.76% 1.16% 0.83% 76.03%
10/31/2020 34.72 0.52 (3.32) (2.80) (0.59) (2.78) (3.37) 28.55 (9.08)% 439,137 0.80% 1.77% 0.86% 76.80%(i)
10/31/2019 37.42 0.42 2.83 3.25 (0.40) (5.55) (5.95) 34.72 11.01% 578,893 1.00% 1.26% 1.01% 52.79%
Class R6 Shares
10/31/2023 34.49 0.59 0.13 0.72 (0.62) (2.98) (3.60) 31.61 2.04%(g) 1,453 0.66% 1.81% 0.70% 76.61%
10/31/2022 42.47 0.50 (0.53) (0.03) (0.49) (7.46) (7.95) 34.49 (0.14)%(g) 37 0.66% 1.44% 0.71% 77.47%
10/31/2021 28.55 0.45 15.17 15.62 (0.47) (1.23) (1.70) 42.47 56.43%(g) 20 0.66% 1.17% 0.73% 76.03%
10/31/2020(h) 33.48 0.45 (5.02) (4.57) (0.36) — (0.36) 28.55 (13.51)% 4 0.66% 1.80% 0.74% 76.80%(i)
Eagle Class Shares
10/31/2023 34.50 0.63 0.09 0.72 (0.63) (2.98) (3.61) 31.61 2.03% 7 0.66% 1.92% 0.70% 76.61%
10/31/2022 42.45 0.51 (0.50) 0.01 (0.50) (7.46) (7.96) 34.50 (0.05)% 113 0.66% 1.43% 0.72% 77.47%
10/31/2021 28.55 0.47 15.12 15.59 (0.46) (1.23) (1.69) 42.45 56.29% 197 0.68% 1.24% 0.75% 76.03%
10/31/2020(h) 33.48 0.43 (5.02) (4.59) (0.34) — (0.34) 28.55 (13.59)% 128 0.76% 1.75% 0.85% 76.80%(i)
Institutional Service Class Shares
10/31/2023 34.49 0.58 0.13 0.71 (0.61) (2.98) (3.59) 31.61 1.99%(g) 1,071 0.72% 1.77% 0.76% 76.61%
10/31/2022 42.46 0.50 (0.52) (0.02) (0.49) (7.46) (7.95) 34.49 (0.11)%(g) 539 0.66% 1.46% 0.72% 77.47%
10/31/2021 28.54 0.46 15.14 15.60 (0.45) (1.23) (1.68) 42.46 56.33%(g) 52 0.71% 1.23% 0.77% 76.03%
10/31/2020(h) 33.48 0.45 (5.08) (4.63) (0.31) — (0.31) 28.54 (13.69)% 54 0.91% 1.87% 0.99% 76.80%(i)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 17, 2019 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of December 16,
2019 through October 31, 2020.
(i) Portfolio turnover excludes securities purchased or sold to rebalance the portfolio after the Fund's reorganization. Had these trades not been excluded, portfolio turnover would have been 90.20%.
(j) Effective December 14, 2019, Shares were renamed Class K Shares.

120 - Financial Highlights - October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 24.60 $ 0.15 $ 2.09 $ 2.24 $ (0.11) $ (0.78) $ (0.89) $ 25.95 9.37% $ 158,099 0.87% 0.56% 0.92% 72.63%
10/31/2022 33.92 0.12 (5.18) (5.06) (0.08) (4.18) (4.26) 24.60 (17.11)% 159,555 0.89% 0.43% 0.93% 53.21%
10/31/2021 25.02 0.10 9.58 9.68 (0.11) (0.67) (0.78) 33.92 39.33% 210,658 0.86% 0.33% 0.91% 60.51%
10/31/2020 22.73 0.15 2.77 2.92 (0.15) (0.48) (0.63) 25.02 13.03% 165,332 0.88% 0.66% 0.92% 68.55%
10/31/2019 25.12 0.17 2.31 2.48 (0.16) (4.71) (4.87) 22.73 13.91% 153,344 0.90% 0.78% 0.95% 53.33%
Class C Shares
10/31/2023 21.50 (0.04) 1.83 1.79 (0.03) (0.78) (0.81) 22.48 8.59%(g) 302 1.62% (0.18)% 1.67% 72.63%
10/31/2022 30.28 (0.07) (4.53) (4.60) — (4.18) (4.18) 21.50 (17.70)% 386 1.59% (0.28)% 1.64% 53.21%
10/31/2021 22.48 (0.11) 8.58 8.47 — (0.67) (0.67) 30.28 38.32% 601 1.62% (0.40)% 1.66% 60.51%
10/31/2020 20.54 (0.03) 2.49 2.46 (0.04) (0.48) (0.52) 22.48 12.15% 892 1.68% (0.12)% 1.72% 68.55%
10/31/2019 23.24 0.01 2.04 2.05 (0.04) (4.71) (4.75) 20.54 12.99% 1,475 1.65% 0.07% 1.70% 53.33%
Class R Shares
10/31/2023 23.62 0.06 2.01 2.07 (0.05) (0.78) (0.83) 24.86 9.05%(g) 34 1.14% 0.26% 1.19% 72.63%
10/31/2022 32.76 0.04 (4.96) (4.92) (0.04) (4.18) (4.22) 23.62 (17.31)%(g) 25 1.17% 0.15% 1.22% 53.21%
10/31/2021 24.22 0.01 9.24 9.25 (0.04) (0.67) (0.71) 32.76 38.84%(g) 21 1.13% 0.05% 1.17% 60.51%
10/31/2020 22.05 0.04 2.68 2.72 (0.07) (0.48) (0.55) 24.22 12.50% 13 1.33% 0.16% 1.38% 68.55%
10/31/2019 24.55 0.09 2.19 2.28 (0.07) (4.71) (4.78) 22.05 13.30% 7 1.35% 0.45% 1.39% 53.33%
Class R6 Shares
10/31/2023 23.93 0.24 2.02 2.26 (0.22) (0.78) (1.00) 25.19 9.74% 16,841 0.54% 0.98% 0.59% 72.63%
10/31/2022 33.11 0.20 (5.04) (4.84) (0.16) (4.18) (4.34) 23.93 (16.85)% 36,417 0.56% 0.76% 0.60% 53.21%
10/31/2021 24.43 0.18 9.36 9.54 (0.19) (0.67) (0.86) 33.11 39.80% 37,187 0.57% 0.61% 0.62% 60.51%
10/31/2020 22.21 0.21 2.71 2.92 (0.22) (0.48) (0.70) 24.43 13.36% 23,675 0.59% 0.89% 0.63% 68.55%
10/31/2019 24.67 0.23 2.25 2.48 (0.23) (4.71) (4.94) 22.21 14.27% 6 0.58% 1.08% 0.65% 53.33%
Institutional Service Class Shares
10/31/2023 23.92 0.20 2.04 2.24 (0.19) (0.78) (0.97) 25.19 9.67% 924,015 0.63% 0.78% 0.68% 72.63%
10/31/2022 33.10 0.19 (5.04) (4.85) (0.15) (4.18) (4.33) 23.92 (16.90)% 842,936 0.61% 0.70% 0.66% 53.21%
10/31/2021 24.43 0.17 9.34 9.51 (0.17) (0.67) (0.84) 33.10 39.66% 1,086,864 0.64% 0.55% 0.69% 60.51%
10/31/2020 22.21 0.20 2.70 2.90 (0.20) (0.48) (0.68) 24.43 13.27% 895,601 0.66% 0.87% 0.71% 68.55%
10/31/2019 24.68 0.22 2.24 2.46 (0.22) (4.71) (4.93) 22.21 14.13% 865,639 0.67% 1.02% 0.71% 53.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2023 - Financial Highlights - 121
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Mid Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2023 $ 15.41 $ (0.06) $ 0.50 $ 0.44 $ — $ (4.13) $ (4.13) $ 11.72 3.56% $ 71,264 1.11% (0.50)% 1.11% 20.02%
10/31/2022 29.33 (0.12) (6.30) (6.42) — (7.50) (7.50) 15.41 (28.71)% 83,517 1.10% (0.69)% 1.10% 10.71%
10/31/2021 20.92 (0.19) 10.06 9.87 — (1.46) (1.46) 29.33 48.96% 137,188 1.11% (0.74)% 1.11% 10.64%
10/31/2020 21.64 (0.12) 3.02 2.90 — (3.62) (3.62) 20.92 15.03% 96,665 1.19% (0.60)% 1.19% 19.10%
10/31/2019 26.00 (0.09) 2.50 2.41 — (6.77) (6.77) 21.64 15.19% 104,023 1.18% (0.42)% 1.18% 14.70%
Class C Shares
10/31/2023 7.85 (0.05) 0.19 0.14 — (4.13) (4.13) 3.86 2.85% 3,510 1.85% (1.25)% 1.85% 20.02%
10/31/2022 18.82 (0.14) (3.33) (3.47) — (7.50) (7.50) 7.85 (29.26)% 5,726 1.86% (1.45)% 1.86% 10.71%
10/31/2021 13.96 (0.25) 6.57 6.32 — (1.46) (1.46) 18.82 47.86% 13,079 1.86% (1.49)% 1.86% 10.64%
10/31/2020 15.68 (0.18) 2.08 1.90 — (3.62) (3.62) 13.96 14.20% 17,731 1.93% (1.33)% 1.93% 19.10%
10/31/2019 20.93 (0.18) 1.70 1.52 — (6.77) (6.77) 15.68 14.34% 24,792 1.92% (1.16)% 1.92% 14.70%
Class R6 Shares
10/31/2023 17.44 (0.02) 0.58 0.56 — (4.13) (4.13) 13.87 3.89% 21,938 0.76% (0.16)% 0.76% 20.02%
10/31/2022 32.09 (0.08) (7.07) (7.15) — (7.50) (7.50) 17.44 (28.46)%(f) 27,231 0.77% (0.38)% 0.77% 10.71%
10/31/2021 22.70 (0.11) 10.96 10.85 — (1.46) (1.46) 32.09 49.46%(f) 115,969 0.78% (0.41)% 0.78% 10.64%
10/31/2020 23.12 (0.05) 3.25 3.20 — (3.62) (3.62) 22.70 15.42% 93,819 0.84% (0.24)% 0.84% 19.10%
10/31/2019 27.21 (0.01) 2.69 2.68 — (6.77) (6.77) 23.12 15.60% 130,570 0.82% (0.05)% 0.82% 14.70%
Institutional Service Class Shares
10/31/2023 16.97 (0.04) 0.56 0.52 — (4.13) (4.13) 13.36 3.75% 99,678 0.86% (0.26)% 0.86% 20.02%
10/31/2022 31.46 (0.09) (6.90) (6.99) — (7.50) (7.50) 16.97 (28.54)% 123,643 0.89% (0.47)% 0.89% 10.71%
10/31/2021 22.31 (0.15) 10.76 10.61 — (1.46) (1.46) 31.46 49.24% 217,941 0.92% (0.55)% 0.92% 10.64%
10/31/2020 22.80 (0.08) 3.21 3.13 — (3.62) (3.62) 22.31 15.31% 312,874 0.97% (0.38)% 0.97% 19.10%
10/31/2019 26.95 (0.03) 2.65 2.62 — (6.77) (6.77) 22.80 15.49% 316,344 0.89% (0.13)% 0.89% 14.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

122 - Financial Highlights - October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 11.58 $ 0.06 $ 0.32 $ 0.38 $ (0.12) $ — $ (0.12) $ 11.84 3.35% $ 20,200 0.81% 0.52% 0.94% 204.87%
10/31/2022 12.19 0.15 (0.56) (0.41) (0.18) (0.02) (0.20) 11.58 (3.45)%(g) 1,660 0.74% 1.30% 0.94% 221.61%
10/31/2021(h) 10.00 0.04 2.15 2.19 — — — 12.19 21.90%(g) 9 0.97% 0.46% 1.37% 97.43%
Class R6 Shares
10/31/2023 11.59 0.12 0.30 0.42 (0.16) — (0.16) 11.85 3.68% 73,663 0.49% 1.04% 0.60% 204.87%
10/31/2022 12.21 0.22 (0.60) (0.38) (0.22) (0.02) (0.24) 11.59 (3.22)% 57,191 0.49% 1.85% 0.77% 221.61%
10/31/2021(h) 10.00 0.07 2.17 2.24 (0.03) — (0.03) 12.21 22.39% 76,451 0.49% 0.79% 0.92% 97.43%
Eagle Class Shares
10/31/2023 11.58 0.08 0.34 0.42 (0.15) — (0.15) 11.85 3.68%(g) 2,686 0.58% 0.67% 0.69% 204.87%
10/31/2022 12.21 0.22 (0.61) (0.39) (0.22) (0.02) (0.24) 11.58 (3.30)%(g) 6 0.49% 1.87% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.33% 6 0.56% 0.72% 1.32% 97.43%
Institutional Service Class Shares
10/31/2023 11.59 0.15 0.24 0.39 (0.13) — (0.13) 11.85 3.40% 322 0.74% 1.28% 0.85% 204.87%
10/31/2022 12.21 0.26 (0.65) (0.39) (0.21) (0.02) (0.23) 11.59 (3.32)% 1,101 0.58% 2.20% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.31% 6 0.59% 0.69% 1.34% 97.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from January 26, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of January 25, 2021 through October 31, 2021.

Equity Funds - October 31, 2023 - Financial Highlights - 123
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis All Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 12.24 $ (0.11) $ 2.76 $ 2.65 $ — $ (0.99) $ (0.99) $ 13.90 23.14% $ 5,693 1.26% (0.77)% 1.36% 12.63%(g)
10/31/2022 19.11 (0.11) (4.91) (5.02) — (1.85) (1.85) 12.24 (29.04)% 5,203 1.28% (0.77)% 1.33% 47.91%
10/31/2021 15.11 (0.13) 4.56 4.43 — (0.43) (0.43) 19.11 29.77% 6,988 1.33% (0.76)% 1.37% 13.72%
10/31/2020 12.13 (0.07) 3.21 3.14 — (0.16) (0.16) 15.11 26.11% 6,420 1.35% (0.54)% 1.38% 25.04%
10/31/2019 11.45 (0.03) 1.54 1.51 (0.01) (0.82) (0.83) 12.13 14.48% 5,162 1.28% (0.21)% 1.32% 13.51%
Class R6 Shares
10/31/2023 12.51 (0.05) 2.81 2.76 — (0.99) (0.99) 14.28 23.56% 112,745 0.82% (0.33)% 0.92% 12.63%(g)
10/31/2022 19.40 (0.05) (4.99) (5.04) — (1.85) (1.85) 12.51 (28.68)% 102,457 0.84% (0.32)% 0.89% 47.91%
10/31/2021 15.26 (0.05) 4.62 4.57 — (0.43) (0.43) 19.40 30.41% 175,536 0.85% (0.26)% 0.89% 13.72%
10/31/2020 12.20 (0.01) 3.24 3.23 (0.01) (0.16) (0.17) 15.26 26.76% 188,632 0.85% (0.04)% 0.89% 25.04%
10/31/2019 11.50 0.03 1.53 1.56 (0.04) (0.82) (0.86) 12.20 14.93% 178,449 0.82% 0.27% 0.87% 13.51%
Eagle Class Shares
10/31/2023 12.47 (0.05) 2.80 2.75 — (0.99) (0.99) 14.23 23.55% 38,024 0.92% (0.37)% 1.00% 12.63%(g)
10/31/2022 19.37 (0.06) (4.99) (5.05) — (1.85) (1.85) 12.47 (28.79)% 159,115 0.94% (0.43)% 0.99% 47.91%
10/31/2021 15.26 (0.07) 4.61 4.54 — (0.43) (0.43) 19.37 30.21% 201,689 0.95% (0.38)% 0.99% 13.72%
10/31/2020 12.21 (0.02) 3.24 3.22 (0.01) (0.16) (0.17) 15.26 26.62% 182,862 0.95% (0.16)% 0.99% 25.04%
10/31/2019 11.48 0.01 1.56 1.57 (0.02) (0.82) (0.84) 12.21 15.00% 135,647 1.02% 0.07% 1.06% 13.51%
Institutional Service Class Shares
10/31/2023 12.48 (0.05) 2.81 2.76 — (0.99) (0.99) 14.25 23.62% 3,025 0.83% (0.33)% 0.93% 12.63%(g)
10/31/2022 19.36 (0.05) (4.98) (5.03) — (1.85) (1.85) 12.48 (28.69)% 2,757 0.85% (0.33)% 0.90% 47.91%
10/31/2021 15.23 (0.05) 4.61 4.56 — (0.43) (0.43) 19.36 30.40% 4,796 0.86% (0.29)% 0.90% 13.72%
10/31/2020 12.19 — 3.21 3.21 (0.01) (0.16) (0.17) 15.23 26.59%(h) 3,952 0.91% —% 0.94% 25.04%
10/31/2019 11.48 0.02 1.54 1.56 (0.03) (0.82) (0.85) 12.19 15.00%(h) 14,441 0.89% 0.16% 0.93% 13.51%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

124 - Financial Highlights - October 31, 2023 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Small Company Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 13.61 $ (0.14) $ (0.68) $ (0.82) $ — $ (1.17) $ (1.17) $ 11.62 (6.20)% $ 1,963 1.33% (1.06)% 1.35% 19.62%
10/31/2022 25.23 (0.21) (8.49) (8.70) — (2.92) (2.92) 13.61 (38.51)% 2,864 1.33% (1.24)% 1.35% 17.88%
10/31/2021 23.05 (0.29) 5.38 5.09 — (2.91) (2.91) 25.23 22.16% 6,711 1.35% (1.19)% 1.35% 9.86%
10/31/2020 20.02 (0.23) 5.21 4.98 — (1.95) (1.95) 23.05 26.87% 7,105 1.35% (1.15)% 1.36% 13.06%
10/31/2019 19.03 (0.22) 2.17 1.95 — (0.96) (0.96) 20.02 11.31% 35,574 1.32% (1.09)% 1.33% 17.37%
Institutional Service Class Shares
10/31/2023 13.93 (0.12) (0.70) (0.82) — (1.17) (1.17) 11.94 (6.04)% 117,369 1.17% (0.90)% 1.18% 19.62%
10/31/2022 25.72 (0.19) (8.68) (8.87) — (2.92) (2.92) 13.93 (38.43)% 139,422 1.18% (1.08)% 1.20% 17.88%
10/31/2021 23.41 (0.26) 5.48 5.22 — (2.91) (2.91) 25.72 22.39% 258,063 1.19% (1.03)% 1.19% 9.86%
10/31/2020 20.27 (0.22) 5.31 5.09 — (1.95) (1.95) 23.41 27.10% 272,095 1.19% (1.06)% 1.20% 13.06%
10/31/2019 19.24 (0.19) 2.18 1.99 — (0.96) (0.96) 20.27 11.40% 264,314 1.19% (0.95)% 1.19% 17.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - October 31, 2023 - Financial Highlights - 125
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 24.71 $ (0.12) $ 0.87 $ 0.75 $ — $ (0.53) $ (0.53) $ 24.93 3.11% $ 11,512 1.16% (0.44)% 1.23% 19.48%
10/31/2022 28.50 (0.16) (2.96) (3.12) — (0.67) (0.67) 24.71 (11.22)% 11,868 1.16% (0.59)% 1.24% 34.24%
10/31/2021 20.37 (0.18) 8.31 8.13 — — — 28.50 39.91% 15,181 1.16% (0.65)% 1.27% 33.26%
10/31/2020 24.52 (0.08) (2.94) (3.02) — (1.13) (1.13) 20.37 (13.12)% 11,958 1.16% (0.37)% 1.47% 32.23%
10/31/2019 35.90 (0.16) 2.34 2.18 — (13.56) (13.56) 24.52 14.39% 15,309 1.54% (0.66)% 1.60% 52.18%
Class C Shares
10/31/2023 20.67 (0.26) 0.72 0.46 — (0.53) (0.53) 20.60 2.30% 2,200 1.92% (1.20)% 1.99% 19.48%
10/31/2022 24.12 (0.30) (2.48) (2.78) — (0.67) (0.67) 20.67 (11.86)% 2,638 1.92% (1.35)% 2.00% 34.24%
10/31/2021 17.38 (0.32) 7.06 6.74 — — — 24.12 38.78% 3,711 1.92% (1.40)% 2.03% 33.26%
10/31/2020 21.23 (0.21) (2.51) (2.72) — (1.13) (1.13) 17.38 (13.77)% 3,463 1.93% (1.13)% 2.25% 32.23%
10/31/2019 33.18 (0.30) 1.91 1.61 — (13.56) (13.56) 21.23 13.54% 5,004 2.29% (1.41)% 2.35% 52.18%
Class R6 Shares
10/31/2023 26.42 (0.02) 0.91 0.89 — (0.53) (0.53) 26.78 3.45% 108,013 0.80% (0.08)% 0.87% 19.48%
10/31/2022 30.31 (0.07) (3.15) (3.22) — (0.67) (0.67) 26.42 (10.87)% 110,243 0.80% (0.23)% 0.88% 34.24%
10/31/2021 21.59 (0.09) 8.81 8.72 — — — 30.31 40.39% 121,350 0.80% (0.29)% 0.91% 33.26%
10/31/2020 25.84 (0.06) (3.06) (3.12) — (1.13) (1.13) 21.59 (12.83)% 50,134 0.80% (0.29)% 1.00% 32.23%
10/31/2019 36.97 (0.08) 2.51 2.43 — (13.56) (13.56) 25.84 14.78% 2,230 1.20% (0.30)% 1.25% 52.18%
Institutional Service Class Shares
10/31/2023 26.17 (0.04) 0.91 0.87 — (0.53) (0.53) 26.51 3.40% 63,686 0.88% (0.15)% 0.95% 19.48%
10/31/2022 30.06 (0.09) (3.13) (3.22) — (0.67) (0.67) 26.17 (10.97)% 57,350 0.88% (0.32)% 0.96% 34.24%
10/31/2021 21.43 (0.11) 8.74 8.63 — — — 30.06 40.27% 64,509 0.89% (0.38)% 1.00% 33.26%
10/31/2020 25.67 (0.03) (3.08) (3.11) — (1.13) (1.13) 21.43 (12.88)% 48,419 0.91% (0.13)% 1.21% 32.23%
10/31/2019 36.86 (0.11) 2.48 2.37 — (13.56) (13.56) 25.67 14.62% 45,063 1.31% (0.43)% 1.37% 52.18%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

126 - Notes to Financial Statements - October 31, 2023 - Equity Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2023, the Trust operates forty-eight (48) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide BNY Mellon Dynamic U.S. Core Fund (“U.S. Core”)
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value
Fund (“U.S. Equity Income”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide GQG US Quality Equity Fund ("US Quality Equity")
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Small Company Growth Fund (“Small Company Growth”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
The Funds, as applicable, currently offer Class A, Class C, Class K, Class M, Class R, Class R6, Eagle Class and Institutional
Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund, except US Quality Equity, is a diversified fund as defined in the 1940 Act. US Quality Equity is a non-diversified fund, as defined in the 1940 Act.
Effective March 16, 2023, the Nationwide BNY Mellon Disciplined Value Fund was renamed Nationwide BNY Mellon Dynamic U.S.
Equity Income Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Equity Funds - October 31, 2023 - Notes to Financial Statements - 127
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

128 - Notes to Financial Statements - October 31, 2023 - Equity Funds
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2023. Please refer to the Statements of Investments for additional information on portfolio holdings.
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 83,270,331 $ – $ – $ 83,270,331
Exchange Traded Funds 419,168 – – 419,168
Repurchase Agreement – 1,282,921 – 1,282,921
Rights – – – –
Total $ 83,689,499 $ 1,282,921 $ – $ 84,972,420
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 134,432,184 $ – $ – $ 134,432,184
Repurchase Agreement – 658,131 – 658,131
Total $ 134,432,184 $ 658,131 $ – $ 135,090,315
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 964,648,563 $ – $ – $ 964,648,563
Purchased Option 1,966,250 – – 1,966,250
Repurchase Agreement – 140,783 – 140,783
Short-Term Investments – 97,392,160 – 97,392,160
Total Assets $ 966,614,813 $ 97,532,943 $ – $ 1,064,147,756
Liabilities:
Futures Contracts# $ (12,633,187) $ – $ – $ (12,633,187)
Total Liabilities $ (12,633,187) $ – $ – $ (12,633,187)
Total $ 953,981,626 $ 97,532,943 $ – $ 1,051,514,569
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 484,538,289 $ – $ – $ 484,538,289
Futures Contracts# 3,403,735 – – 3,403,735
Purchased Option 950,950 – – 950,950

Equity Funds - October 31, 2023 - Notes to Financial Statements - 129
Level 1 Level 2 Level 3 Total
Assets:
Short-Term Investments $ – $ 24,764,816 $ – $ 24,764,816
Total Assets $ 488,892,974 $ 24,764,816 $ – $ 513,657,790
Liabilities:
Futures Contracts# $ (10,726,203) $ – $ – $ (10,726,203)
Total Liabilities $ (10,726,203) $ – $ – $ (10,726,203)
Total $ 478,166,771 $ 24,764,816 $ – $ 502,931,587
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,092,923,862 $ – $ – $ 1,092,923,862
Repurchase Agreement – 451,275 – 451,275
Total $ 1,092,923,862 $ 451,275 $ – $ 1,093,375,137
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 181,275,875 $ – $ – $ 181,275,875
Exchange Traded Fund 8,929,070 – – 8,929,070
Repurchase Agreement – 209,745 – 209,745
Rights – – – –
Total $ 190,204,945 $ 209,745 $ – $ 190,414,690
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 96,381,674 $ – $ – $ 96,381,674
Repurchase Agreement – 1,097,061 – 1,097,061
Total $ 96,381,674 $ 1,097,061 $ – $ 97,478,735
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 7,002,200 $ – $ – $ 7,002,200
Air Freight & Logistics 2,110,819 – – 2,110,819
Automobile Components 1,476,239 – – 1,476,239
Automobiles 5,944,262 – – 5,944,262
Beverages 8,155,568 – – 8,155,568
Biotechnology 7,331,109 971,926 – 8,303,035
Broadline Retail 10,989,108 – – 10,989,108
Capital Markets 7,058,018 – – 7,058,018
Entertainment 11,251,268 – – 11,251,268
Financial Services 9,632,747 – – 9,632,747
Health Care Equipment & Supplies 1,505,667 – – 1,505,667
Health Care Technology 4,622,632 – – 4,622,632
Hotels, Restaurants & Leisure 6,738,967 – – 6,738,967
Interactive Media & Services 20,703,995 – – 20,703,995
IT Services 1,897,463 – – 1,897,463

130 - Notes to Financial Statements - October 31, 2023 - Equity Funds
Level 1 Level 2 Level 3 Total
Assets:
Life Sciences Tools & Services $ 1,807,728 $ – $ – $ 1,807,728
Machinery 1,159,653 – – 1,159,653
Pharmaceuticals 6,071,628 – – 6,071,628
Semiconductors & Semiconductor
Equipment 15,905,503 – – 15,905,503
Software 23,845,029 – – 23,845,029
Textiles, Apparel & Luxury Goods 1,050,632 – – 1,050,632
Total Common Stocks $ 156,260,235 $ 971,926 $ – $ 157,232,161
Repurchase Agreement – 2,901,504 – 2,901,504
Total $ 156,260,235 $ 3,873,430 $ – $ 160,133,665
Small Company Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 114,812,436 $ – $ – $ 114,812,436
Repurchase Agreement – 578,977 – 578,977
Rights – – – –
Total $ 114,812,436 $ 578,977 $ – $ 115,391,413
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 164,811,547 $ – $ – $ 164,811,547
Total $ 164,811,547 $ – $ – $ 164,811,547
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of October 31, 2023, Cognitive Value held three rights investments that were categorized as Level 3 investments which each were valued at $0.
As of October 31, 2023, Mid Cap Growth held one rights investment that was categorized as a Level 3 investment which was valued at $0.
As of October 31, 2023, Small Company Growth held one rights investment that was categorized as a Level 3 investment which was valued at $0.
Cognitive Value
Rights Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 1,915 1,915
Purchases
*
16,829 16,829
Sales (1,915) (1,915)
Change in Unrealized Appreciation/Depreciation (16,829) (16,829)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2023 ** $ (16,829) $ (16,829)

Equity Funds - October 31, 2023 - Notes to Financial Statements - 131
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2023, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Mid Cap Growth
Rights Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
15,321 15,321
Sales — —
Change in Unrealized Appreciation/Depreciation (15,321) (15,321)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2023 ** $ (15,321) $ (15,321)
Small Company Growth
Rights Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
17,449 17,449
Sales — —
Change in Unrealized Appreciation/Depreciation (17,449) (17,449)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2023 ** $ (17,449) $ (17,449)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

132 - Notes to Financial Statements - October 31, 2023 - Equity Funds
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Equity Funds - October 31, 2023 - Notes to Financial Statements - 133
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2023:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 1,966,250
Total $ 1,966,250
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (36,120)
Interest rate risk Receivable/payable for variation margin on futures contracts (12,597,067)
Total $ (12,633,187)

134 - Notes to Financial Statements - October 31, 2023 - Equity Funds
2
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2023:
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 950,950
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 3,403,735
Total $ 4,354,685
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (4,568,358)
Interest rate risk Receivable/payable for variation margin on futures contracts (6,157,845)
Total $ (10,726,203)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (3,415,352)
Futures Contracts
Equity risk 4,066,842
Interest rate risk 109,960
Total $ 761,450
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (1,660,283)
Futures Contracts
Equity risk (3,529,228)
Interest rate risk 91,688
Total $ (5,097,823)
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (872,722)
Futures Contracts
Equity risk (303,475)
Interest rate risk (10,173,762)
Total $ (11,349,959)

Equity Funds - October 31, 2023 - Notes to Financial Statements - 135
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2023:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2023, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
(g) Securities Lending
During the year ended October 31, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (416,694)
Futures Contracts
Equity risk (697,547)
Interest rate risk (4,939,321)
Total $ (6,053,562)
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 2,953,654
Average Number of Purchased Option Contracts 864
Futures Contracts:
Average Notional Balance Long $ 63,677,436
Average Notional Balance Short $ 2,288,901
U.S. Equity Income
Options:
Average Value Purchased $ 1,401,481
Average Number of Purchased Option Contracts 410
Futures Contracts:
Average Notional Balance Long $ 72,870,634
Average Notional Balance Short $ 67,259,098

136 - Notes to Financial Statements - October 31, 2023 - Equity Funds
interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the year ended October 31, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Cognitive Value $ 1,282,921
Technology & Science 658,131
U.S. Core 140,783
Nationwide Fund 451,275
Mid Cap Growth 209,745
US Quality Equity 1,097,061
All Cap Growth 2,901,504
Small Company Growth 578,977

Equity Funds - October 31, 2023 - Notes to Financial Statements - 137
investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2023, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.30%, dated 10/31/2023, due 11/1/2023, repurchase price $74,106,874, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2023 - 8/15/2053; total market value $75,589,014.
Cognitive Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,282,921 $ – $ 1,282,921 $ (1,282,921) $ –
Total $ 1,282,921 $ – $ 1,282,921 $ (1,282,921) $ –
Technology & Science
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 658,131 $ – $ 658,131 $ (658,131) $ –
Total $ 658,131 $ – $ 658,131 $ (658,131) $ –
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 140,783 $ – $ 140,783 $ (140,783) $ –

138 - Notes to Financial Statements - October 31, 2023 - Equity Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Total $ 140,783 $ – $ 140,783 $ (140,783) $ –
Nationwide Fund
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 451,275 $ – $ 451,275 $ (451,275) $ –
Total $ 451,275 $ – $ 451,275 $ (451,275) $ –
Mid Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 209,745 $ – $ 209,745 $ (209,745) $ –
Total $ 209,745 $ – $ 209,745 $ (209,745) $ –

Equity Funds - October 31, 2023 - Notes to Financial Statements - 139
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date
US Quality Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,097,061 $ – $ 1,097,061 $ (1,097,061) $ –
Total $ 1,097,061 $ – $ 1,097,061 $ (1,097,061) $ –
All Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,901,504 $ – $ 2,901,504 $ (2,901,504) $ –
Total $ 2,901,504 $ – $ 2,901,504 $ (2,901,504) $ –
Small Company Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 578,977 $ – $ 578,977 $ (578,977) $ –
Total $ 578,977 $ – $ 578,977 $ (578,977) $ –
* As of October 31, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

140 - Notes to Financial Statements - October 31, 2023 - Equity Funds
and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2023 are primarily attributable to investments in real estate trusts, redesignation of distributions, non-taxable distributions, net operating losses, net operating loss netting to short-term gains, tax equalization, and redemptions in-kind. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2023 may primarily be attributable to outstanding wash sale loss deferrals, investments in passive foreign investments companies ("PFICs"), and mark-to-market adjustments on futures. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2023 were as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Cognitive Value $ – $ –
Technology & Science (424,268) 424,268
U.S. Core – –
U.S. Equity Income – –
Nationwide Fund – –
Mid Cap Growth (1,461,531) 1,461,531
US Quality Equity – –
All Cap Growth 31,346,076 (31,346,076)
Small Company Growth (560,943) 560,943
Focused Small Cap – –

Equity Funds - October 31, 2023 - Notes to Financial Statements - 141
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Cognitive Value Bailard, Inc. ("Bailard")
Technology & Science Bailard
U.S. Core Newton Investment Management North America, LLC ("Newton US")
U.S. Equity Income Newton US
Nationwide Fund Wellington Management Company LLP
Mid Cap Growth Geneva Capital Management LLC
US Quality Equity GQG Partners LLC
All Cap Growth Loomis, Sayles & Company, L.P.
Small Company Growth Brown Capital Management, LLC
Focused Small Cap WCM Investment Management, LLC
Fund Fee Schedule
Advisory Fee
(annual rate)
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%
U.S. Core Up to $5 billion 0.45%
$5 billion and more 0.425%

142 - Notes to Financial Statements - October 31, 2023 - Equity Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 29, 2024.
During the year ended October 31, 2023, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2023, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Equity Income Up to $1 billion 0.60%
$1 billion and more 0.575%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Equity Up to $1 billion 0.45%
$1 billion and more 0.42%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
Small Company Growth Up to $500 million 0.84%
$500 million and more 0.79%
Focused Small Cap Up to $500 million 0.75%
$500 million and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
Nationwide Fund 0.045%
Fund Amount
Nationwide Fund $ 507,034
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Cognitive Value 0.75 % N/A 0.75%
Technology & Science 0.75 N/A 0.75
U.S. Core 0.45 N/A 0.41
U.S. Equity Income 0.60 N/A 0.56
Nationwide Fund 0.53 0.49% 0.49
Mid Cap Growth 0.65 N/A 0.65
US Quality Equity 0.45 N/A 0.34
All Cap Growth 0.80 N/A 0.71
Small Company Growth 0.84 N/A 0.83
Focused Small Cap 0.75 N/A 0.68
*
Please see above for additional information regarding contractual waivers.

Equity Funds - October 31, 2023 - Notes to Financial Statements - 143
sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 29, 2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2023, NFM earned an aggregate of $1,365,882 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide
Fund Classes
Amount
(annual rate)
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05
U.S. Core All Classes 0.50
U.S. Equity Income All Classes 0.66
Mid Cap Growth All Classes 0.98
US Quality Equity All Classes 0.49
All Cap Growth All Classes 0.82
Small Company Growth All Classes 0.94
Focused Small Cap All Classes 0.80
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount Total
Cognitive Value $ — $ — $ — $ —
Technology & Science — — — —
U.S. Core 546,621 424,302 401,089 1,372,012
U.S. Equity Income 367,355 313,979 224,254 905,588
Nationwide Fund — — — —
Mid Cap Growth — — — —
US Quality Equity 192,426 193,588 102,705 488,719
All Cap Growth 134,312 156,534 194,624 485,470
Small Company Growth 2,312 24,586 20,993 47,891
Focused Small Cap 194,248 149,696 139,059 483,003
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

144 - Notes to Financial Statements - October 31, 2023 - Equity Funds
sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2023, the Funds’ aggregate portion of such costs amounted to $18,078.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2023, the Funds imposed aggregate front-end sales charges of $160,681. From these fees, NFD retained a portion amounting to $22,679.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the year ended October 31,
2023, the Funds imposed aggregate CDSCs of $159. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.10%
of the average daily net assets of Eagle Class of each Fund, and up to 0.25% of the average daily net assets of Class A, Class C,
Class R, and Institutional Service Class shares of each Fund.
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Class K
Shares
Cognitive Value 0.25 1.00 N/A N/A
Technology & Science 0.25 1.00 N/A N/A
U.S. Core 0.25 1.00 0.50% N/A
U.S. Equity Income 0.25 N/A N/A 0.10%
Nationwide Fund 0.25 1.00 0.50 N/A
Mid Cap Growth 0.25 1.00 N/A N/A
US Quality Equity 0.25 N/A N/A N/A
All Cap Growth 0.25 N/A N/A N/A
Small Company Growth 0.25 N/A N/A N/A
Focused Small Cap 0.25 1.00 N/A N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Equity Funds - October 31, 2023 - Notes to Financial Statements - 145
For the year ended October 31, 2023, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2023, each Fund’s total administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until January 23, 2025:
During the year ended October 31, 2023, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
As of October 31, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Cross trades for the year ended October 31, 2023 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading
Fund Class A Class C Class R Eagle Class
Institutional
Service Class
Cognitive Value 0.10% 0.02% N/A N/A 0.05%
Technology & Science 0.07 0.01 N/A N/A 0.08
U.S. Core 0.09 0.06 0.25% 0.01% 0.17
U.S. Equity Income 0.02 N/A N/A N/A 0.06
Nationwide Fund 0.08 0.08 0.10 N/A 0.09
Mid Cap Growth 0.09 0.08 N/A N/A 0.10
US Quality Equity 0.09 N/A N/A 0.09 0.25
All Cap Growth 0.19 N/A N/A 0.10 0.01
Small Company Growth 0.14 N/A N/A N/A 0.23
Focused Small Cap 0.11 0.12 N/A N/A 0.08
Fund Amount
Cognitive Value $ 869
Technology & Science 5,412
U.S. Core 279,096
U.S. Equity Income 822
Nationwide Fund 969,166
Mid Cap Growth 191,991
US Quality Equity 18,139
All Cap Growth 106,772
Small Company Growth 321,632
Focused Small Cap 66,919
Fund
Class A
Shares
US Quality Equity(a) 0.02%
(a) Effective January 23, 2023
Fund Amount
US Quality Equity $ 3,190
Fund
% of Shares
Outstanding
Owned
Cognitive Value 0.01%
Technology & Science —
U.S. Core 0.65
U.S. Equity Income —
Nationwide Fund 35.89
Mid Cap Growth —
US Quality Equity 53.41
All Cap Growth 25.46
Small Company Growth 80.64
Focused Small Cap —

146 - Notes to Financial Statements - October 31, 2023 - Equity Funds
is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
For the year ended October 31, 2023, the Funds did not engage in cross trades.
On April 10, 2023, shares of certain Funds were redeemed for investments. The net realized gain on investments delivered through these in-kind redemptions is included in the accompanying Statements of Operations. The amount of in-kind redemptions is also included in capital transactions and share transactions in the accompanying Statements of Changes in Net Assets. The
Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the year ended October 31, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
All Cap Growth
Class Date of
Net Asset
of In-Kind
Redemption Shares
Security Market
Value Cash
Realized Gain/
(Loss)
Eagle Class 4/10/2023 $ 128,880,561 9,416,413 $ 127,656,352 $ 1,224,209 $ 32,518,323
Fund Purchases
*
Sales
*
U.S. Core $ 29,392,944 $ 101,789,919
U.S. Equity Income 388,194,473 431,549,722
Cognitive Value 232,797,840 235,915,954
Technology & Science 31,377,259 42,809,566
Nationwide Fund 810,290,535 837,339,287
Mid Cap Growth 42,913,235 101,429,243
All Cap Growth 27,611,408 66,415,095#
Small Company Growth 26,614,360 42,324,339

Equity Funds - October 31, 2023 - Notes to Financial Statements - 147
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC amended adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Fund Purchases
*
Sales
*
Focused Small Cap 35,331,494 52,754,417
US Quality Equity 199,512,885 188,139,106
* Includes purchases and sales of long-term U.S. Government securities, if any.
# Sales exclude securities delivered in-kind. (See Note 3)

148 - Notes to Financial Statements - October 31, 2023 - Equity Funds
9. Other
As of October 31, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended October 31, 2023, the Funds recaptured the following amounts of brokerage commissions:
11. Mergers
At close of business on January 20, 2023, Nationwide GQG US Quality Equity Fund (“Acquiring Fund”) acquired all of the net assets of Diamond Hill Large Cap Concentrated Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on September 14, 2022. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 2,064,142 shares of the Acquiring Fund, valued at $23,204,840, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $22,376,680 and identified cost of $22,328,423 at January 20, 2023, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $59,593,517. The net assets of the Acquiring Fund immediately following the acquisition were $82,798,357. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A and Class R6 shares of the Target
Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund. Shareholders of Class C and Institutional Service Class shares of the Target Fund received a number of shares proportional to their ownership of Class A and Eagle Class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
Fund % of Shares
Number of
Accounts
Cognitive Value 89.64% 1
Technology & Science 81.72 1
U.S. Core 26.02 2
U.S. Equity Income 16.09 1
Nationwide Fund 64.94 3(a)
Mid Cap Growth 23.48 2
US Quality Equity 67.82 4(a)
All Cap Growth 79.71 3(a)
Small Company Growth 94.04 3(a)
Focused Small Cap 35.45 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
Nationwide Fund $ 9,955
Mid Cap Growth 9,232
US Quality Equity 41
All Cap Growth 4,122
Small Company Growth 17,110
Focused Small Cap 7,792

Equity Funds - October 31, 2023 - Notes to Financial Statements - 149
The following pro forma information for the year ended October 31, 2023 is provided as though the reorganization had been completed on November 1, 2022, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $945,365;
Net gains (losses) on investments $4,953,081;
Net change in unrealized appreciation/depreciation $853,505; and
Net increase (decrease) in net assets resulting from operations $6,751,951.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since January 20, 2023.
12. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Nationwide Diamond Hill Large Cap Concentrated Fund $48,257
Class A 2,985,623 $18,859,910 $6.31
Class C 185,200 985,050 5.32
Class R6 134,229 851,856 6.35
Institutional Service Class 392,493 2,508,024 6.39
Acquiring Fund
Nationwide GQG US Quality Equity Fund $7,708,890
Class A
68,573 $770,889 $11.24
Class R6
5,147,529 57,878,237 11.24
Eagle Class
516 5,797 11.24
Institutional Service Class
83,443 938,594 11.25
After Reorganization
Nationwide GQG US Quality Equity Fund $7,757,147
Class A
1,833,853 $20,615,849 $11.24
Class R6
5,223,290 58,730,093 11.24
Eagle Class
223,617 2,513,821 11.24
Institutional Service Class
83,443 938,594 11.25
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Cognitive Value $ 1,076,358 $ 2,018,319 $ 3,094,677 $ – $ 3,094,677
Technology & Science – 11,215,242 11,215,242 – 11,215,242
U.S. Core 16,882,547 – 16,882,547 – 16,882,547
U.S. Equity Income 22,947,312 35,925,132 58,872,444 – 58,872,444
Nationwide Fund 8,002,953 33,353,174 41,356,127 – 41,356,127
Mid Cap Growth – 55,361,134 55,361,134 – 55,361,134
US Quality Equity 965,994 – 965,994 – 965,994
All Cap Growth – 21,142,483 21,142,483 – 21,142,483
Small Company Growth – 11,933,854 11,933,854 – 11,933,854
Focused Small Cap 1,697,995 2,001,138 3,699,133 – 3,699,133
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

150 - Notes to Financial Statements - October 31, 2023 - Equity Funds
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2023, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2023.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Cognitive Value $ 2,531,651 $ 2,842,923 $ 5,374,574 $ – $ 5,374,574
Technology & Science – 29,864,924 29,864,924 – 29,864,924
U.S. Core 41,867,379 69,334,354 111,201,733 – 111,201,733
U.S. Equity Income 45,441,316 72,076,503 117,517,819 – 117,517,819
Nationwide Fund 67,658,155 104,810,917 172,469,072 – 172,469,072
Mid Cap Growth 2,842,983 114,283,617 117,126,600 – 117,126,600
US Quality Equity 1,452,372 – 1,452,372 – 1,452,372
All Cap Growth 2,384,299 32,942,860 35,327,159 – 35,327,159
Small Company Growth – 29,343,720 29,343,720 – 29,343,720
Focused Small Cap 4,625,595 – 4,625,595 – 4,625,595
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Cognitive Value $ 756,922 $ 851,140 $ 1,608,062 $ – $ – $ 10,726,787 $ 12,334,849
Technology & Science – 10,082,103 10,082,103 – (408,924) 83,871,645 93,544,824
U.S. Core 2,516,384 – 2,516,384 – (31,276,467) 373,269,762 344,509,679
U.S. Equity Income 1,568,763 12,753,896 14,322,659 – – 74,045,141 88,367,800
Nationwide Fund 1,070,992 40,264,652 41,335,644 – – 275,264,307 316,599,951
Mid Cap Growth – 30,478,249 30,478,249 – (621,481) 103,007,897 132,864,665
US Quality Equity 92,585 – 92,585 – (973,750) 14,578,811 13,697,646
All Cap Growth – 12,351,663 12,351,663 – (638,779) 57,868,980 69,581,864
Small Company Growth – 14,104,506 14,104,506 – (1,074,182) 7,330,682 20,361,006
Focused Small Cap 1,347,947 2,778,456 4,126,403 – – 10,765,557 14,891,960
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Cognitive Value $ 74,245,633 $ 12,239,557 $ (1,512,770) $ 10,726,787
Technology & Science 51,218,670 85,604,470 (1,732,825) 83,871,645
U.S. Core 678,098,599 436,022,410 (62,606,440) 373,415,970
U.S. Equity Income 428,886,447 96,138,913 (22,093,773) 74,045,140
Nationwide Fund 818,110,831 324,360,216 (49,095,910) 275,264,306
Mid Cap Growth 87,406,793 103,934,213 (926,316) 103,007,897
US Quality Equity 82,899,924 16,507,648 (1,928,837) 14,578,811
All Cap Growth 102,264,686 66,460,613 (8,591,634) 57,868,979
Small Company Growth 108,060,731 36,371,138 (29,040,456) 7,330,682
Focused Small Cap 154,045,990 31,570,501 (20,804,944) 10,765,557
Fund Amount
U.S. Core $ (31,276,467)
US Quality Equity (973,750)

Equity Funds - October 31, 2023 - Notes to Financial Statements - 151
During the year ended October 31, 2023, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
Deferred late year losses represent ordinary losses realized on investment transactions from January 1, 2023 through October 31,
2023, that in accordance with federal income tax regulations the Funds have elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended October 31, 2023, the Funds elected to defer ordinary late year losses, if any, in the amounts listed below.
13. Subsequent Events
On September 13, 2023, the Board of Trustees of Nationwide Mutual Funds considered and approved a proposal to convert existing Class C shares of the Funds to Class A shares of the Funds and to terminate Class C shares. The conversion is expected to occur on or about February 9, 2024 (the “Conversion Date”). Until the Conversion Date, current Class C shareholders may purchase, redeem, or exchange their Class C shares in the manner set forth in the Prospectus, however, effective December 15,
2023, Class C shares of the Funds will no longer be available for purchase by new shareholders.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Utilized
U.S. Core $ 13,932,530
US Quality Equity 933,236
Fund Amount
Technology & Science $(408,924)
Mid Cap Growth (621,481)
All Cap Growth (638,779)
Small Company Growth (1,074,182)

152 - Report of Independent Registered Public Accounting Firm - October 31, 2023 - Equity Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bailard Cognitive Value Fund,
Nationwide Bailard Technology & Science Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide BNY
Mellon Dynamic U.S. Equity Income Fund (formerly Nationwide BNY Mellon Disciplined Value Fund), Nationwide Fund,
Nationwide Geneva Mid Cap Growth Fund, Nationwide GQG US Quality Equity Fund, Nationwide Loomis All Cap
Growth Fund, Nationwide Small Company Growth Fund and Nationwide WCM Focused Small Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide BNY Mellon Dynamic U.S. Core
Fund, Nationwide BNY Mellon Dynamic U.S. Equity Income Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund,
Nationwide GQG US Quality Equity Fund, Nationwide Loomis All Cap Growth Fund, Nationwide Small Company Growth Fund
and Nationwide WCM Focused Small Cap Fund (ten of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October
31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly Nationwide BNY Mellon
Disciplined Value Fund), as of and for the year ended October 31, 2020 and the financial highlights for each of the periods ended on or prior to October 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 17, 2020 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Equity Funds - October 31, 2023 (Unaudited) - Supplemental Information - 153
Other Federal Tax Information
For the year ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.
For the taxable year ended October 31, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Cognitive Value 75.70%
Technology & Science –
U.S. Core 87.40
U.S. Equity Income 61.36
Nationwide Fund 100.00
Mid Cap Growth –
US Quality Equity 100.00
All Cap Growth –
Small Company Growth –
Focused Small Cap 56.52
Fund Amount
Cognitive Value $ 2,018,319
Technology & Science 11,215,242
U.S. Core –
U.S. Equity Income 35,925,132
Nationwide Fund 33,353,174
Mid Cap Growth 55,361,134
US Quality Equity –
All Cap Growth 22,126,381
Small Company Growth 12,087,440
Focused Small Cap 2,001,138

Equity Funds - October 31, 2023 - Management Information - 155
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
eight (48) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

156 - Management Information - October 31, 2023 - Equity Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds - October 31, 2023 - Management Information - 157
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions

158 - Market Index Definitions - October 31, 2023 - Equity Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds - October 31, 2023 - Market Index Definitions - 159
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

160 - Market Index Definitions - October 31, 2023 - Equity Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Equity Funds - October 31, 2023 - Market Index Definitions - 161
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

162 - Market Index Definitions - October 31, 2023 - Equity Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

Equity Funds - October 31, 2023 - Glossary - 163
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

164 - Glossary - October 31, 2023 - Equity Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Equity Funds - October 31, 2023 - Glossary - 165
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-CEQ (12-23)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2023 Nationwide

Annual Report
October 31, 2023
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentary 6
Shareholder Expense Example 10
Statement of Investments 11
Statement of Assets And Liabilities 14
Statement of Operations 16
Statements of Changes in Net Assets 17
Financial Highlights 19
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 29
Supplemental Information 30
Management Information 31
Market Index Definitions 34
Glossary 39

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - 1
Message to Investors
Dear Investor,
Despite the past year's volatility, our business approach has been guided by our three fundamental principles of collaboration, excellence, and a disciplined approach to leadership, reinforcing our steadfast focus on the long term. Our relationships with our employees, management teams, and investors are of utmost importance to us, and we prioritize building long-term value with them. Our business operates with a similar view toward the future, and we strive to achieve our goals with a strong emphasis on forward-thinking strategies to ensure that our clients have the support they deserve to sustain a long-term perspective. Most importantly, we never take our customer's trust and confidence for granted. Instead, we dedicate ourselves daily to merit it.
A year ago, persistent inflation began to broaden beyond the initial pandemic-driven dislocations, and signs of labor demand began to exceed labor supply. Elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve (“Fed”). As such, one of the key macroeconomic quandaries during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
Much like a chess match where the initial moves can set the tone for the initial gambit, the capital markets witnessed a defining series of events that established the market’s tone during the opening months of the reporting period. Market sentiment was dire at the start of the reporting period, as both fixed income and equities declined in 2022, with the traditional 60% stock/40%
bond portfolio not providing its usual diversification benefit for investors. Further compounding investor angst was the pace of the Fed’s interest rate hiking cycle, which was the fastest rate hiking cycle in over 40 years, stoking fears among investors that an economic downturn and a more punitive repricing of risk assets was likely on the horizon.
The initial phase of the reporting period had most economists calling for a recession. As such, sentiment among professional investors was particularly poor, as measured by the CBOE U.S.
equity put-call ratio. Investor sentiment, however, has an uncanny way of proving contrarian at extremes. When stretched too far in one direction, even an indication of positive news can help propel investment returns forward, which is precisely what we witnessed during most of the reporting period.
The reporting period unfolded as a masterclass that presented an extraordinary tapestry of economic contradictions, weaving together threads of divergent economic trends and unexpected economic developments. Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross domestic product (“GDP”) grew 2.2% in the first quarter of 2023, modestly increased by an annualized 2.1% rate in the second quarter, and registered a blistering 4.9% annualized growth rate for the third quarter of 2023.
Better-than-expected economic data throughout most of the reporting period indicated the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of 2023 and even into early 2024. Further, the minutes from the July Federal Open Market
Committee (“FOMC”) meeting struck a similar chord, as the Committee noted: "The economy

2 - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
had been showing considerable momentum." Simultaneously, the FOMC stressed that "inflation remained unacceptably high" and appeared resolute in holding its benchmark rate higher for longer to ensure inflation is sustainably brought down toward its 2% objective. The participants also cited upside risks to inflation that, if realized, would necessitate further policy tightening.
With that said, after aggressively hiking rates since 2022, Chair Powell signaled at the Jackson
Hole Symposium that policy has likely shifted to a phase where policymakers are sensitive to the risk of overtightening. Powell mentioned the Fed would proceed carefully on whether to hike again at the September FOMC meeting. Consequently, at the September FOMC meeting, the
Fed did not raise the federal funds rate but left the possibility open for another rate hike before the end of the year.
The persistently tight labor market propelled consumer spending and has been one of the major bullish talking points during the reporting period. For example, all three retail sales reports for the third quarter of 2023 were above estimates, suggesting that real GDP growth remained resilient, helping to support the bullish sentiment that the economy might extend the expansion through year-end. Yet, as the reporting period entered the latter half, many investors pointed to the cumulative impact of Fed tightening, tighter bank lending standards, weakening Jobs
Openings and Labor Turnover Summary (“JOLTS”), waning consumer confidence, and tepid corporate revenue growth as potential headwinds for the economy. The reporting period was a complex interplay of promising economic trends and lingering economic headwinds, giving the bears and bulls ample data points to argue their respective viewpoints.
Despite the Federal Reserve’s quest to moderate economic growth and quell inflation, job growth remained relatively healthy, and the elusive soft landing – a derailing of inflation without a significant spike in unemployment – caused the Fed to upgrade their forecasts from a recession to a mild slowdown by year-end.
During the reporting period, the equity markets pushed through various economic challenges. If an investor were to rely on headlines to assess the market, they might have felt that 2023 was as disheartening as 2022. Several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P
500
®
Index (S&P 500) started the period with a modest cumulative return of 6.86% between
November and January 2023. Indeed, markets began 2023 with decent gains in January, primarily driven by a continued decline in inflation coupled with surprisingly resilient economic data, notably the labor market.
The notable shift in investor sentiment during the first half of the reporting period, coupled with the resilient economic data, spurred investors' hopes that the Fed might be able to deliver an economic soft landing, whereby the economy slows but avoids a painful recession in conjunction with inflation falling close to the Fed’s target rate of 2%. During the first half of the reporting period, the narrative revolved around the “Magnificent Seven,” seven large-cap Technology and Communication Services stocks responsible for most of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional baking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets.
Mega-cap tech stocks were the primary drivers of strong equity performance for much of the reporting period. However, there was a clear shift towards cyclicals in June, with the Industrials sector returning 11% for the month, buoyed by resilient economic data. This was a notable trend since, at the start of the reporting period, there was no shortage of recession forecasts due to restrictive monetary policy. As the reporting period evolved, the outperformance of the NASDAQ
Composite Index (“NASDAQ”) had many bears voicing concerns over the narrow leadership and poor market breadth of the market, as the Russell 2000
®
Index was flat through June, with
a gain of 3.4%.
Despite the bear's consternation over poor market breadth, the NASDAQ gained a respectable
26% return through June, handily outperforming the S&P 500 and the Russell 2000
®
Index.

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - 3
Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or simply a bear market rally. During the reporting period, market participants had varying opinions on what constitutes a new bull market. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak (on January 1, 2022, for the S&P 500). Despite the debate, on
October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on
October 12, 2022, up more than 21%. Curiously, the bull market rally that began on October 12,
2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
As the latter half of the reporting period unfolded, the equity market's narrowness modestly broadened. Further, greater participation was a welcome sign that a more solid fundamental backdrop might be forming for the market. Weaker seasonality in August and September, however, remained a headwind for the markets and dampened investor sentiment. Further, the
S&P 500’s blended next twelve months price-to-earnings ratio (“NTM”) swelled to over 20x in
July from 16x at the beginning of the reporting period. At the end of the reporting period, it settled around 19x. Indeed, much of the multiple expansion during the reporting period was driven not by earnings growth (the denominator of the P/E multiple) but by an expansion in the price (the price of the S&P 500). Despite these headwinds, the CBOE Volatility Index (“VIX”), unlike 2022, remained relatively calm during the reporting period, implying lower volatility. However, at the end of the reporting period, the VIX broke above 20%, ending a 106-day streak below 20%, primarily driven by interest rate volatility.
Heading into the final months of the reporting period, the bullish sentiment that boosted equities from the bear market low of October 2022 began to deflate. One of the primary drivers of the early market rally was the idea that the Fed would pivot and lower interest rates due to slowing economic growth. As the reporting period concluded, a resilient labor market coupled with better-than-expected economic data pointed toward robust economic activity, reinforcing the Fed's call for keeping interest rates "higher for longer." Further, higher interest rates and heightened geopolitical uncertainty took some wind out of the market's sails toward the end of the reporting period. For example, the equity risk premium for the S&P 500, or the extra return investors expect for holding stocks over risk-free government bonds, approached zero for the first time in two decades during the reporting period. As the reporting period concluded, market participants reduced their exposure to equities as sentiment and positing signaled a more defensive tone.
International markets experienced elevated levels of volatility as economic optimism gave way to geopolitical risks and slowing growth momentum due to a sharper deterioration in service activity, inventory de-stocking, weak foreign demand, and a tightening of credit conditions. At the same time, the continued belief in disinflation helped to soften investors' fears that future rate hikes and continued low unemployment supported international corporate profits. As such, the MSCI EAFE
®
Index finished the period with a gain of nearly 14.4%. Likewise, the MSCI
Emerging Markets
®
Index gained 10.8%.
The renewed uptick in interest rates remained a clear downside risk for equities, but the
“Magnificent 7” helped the S&P 500 deliver positive performance during the reporting period.
Bond investors have had a challenging reporting period. The Fed continued its aggressive pace of rate hikes, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default.
Not surprisingly, the bond market's volatility— a measure of the degree of uncertainty about the direction of interest rates—soared. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 126.
During the latter half of the reporting period, many market participants began to conclude that the Fed's tightening campaign was near its end. Incidentally, this highlighted why markets

4 - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
remained sensitive to Fed commentary, as investors shifted from focusing on rate hikes to assessing how long the Fed would have to hold rates in restrictive territory. An important theme during the reporting period centered around real rates. According to the Fed's preferred inflation measure, the core Personal Consumption Expenditures ("PCE") price index, the federal funds rate surpassed the core PCE index during the reporting period, implying that the Fed's policies became restrictive during the reporting period. Also, inflation-adjusted yields, or real yields, reached their highest levels since 2008.
Toward the end of the reporting period, the central market story was the continued breakout of interest rates. The market was not pricing in more Fed rate hikes or concerned with inflation reigniting; instead, the market was pricing in higher rates for longer. Moreover, the rate increase occurred almost entirely in longer-dated maturities, and most of the increase occurred entirely in real (inflation-adjusted) yields. For example, on October 19, 2023, the 10-year Treasury nominal yield topped 5% for the first time since July 20, 2007. Likewise, the 10-year Treasury real (inflation-adjusted) yield rose to 2.48%, its highest level since 2008. Paradoxically, yields increased despite the Fed signaling that they would likely hold rates steady for the remainder of the year. The rapid rise in Treasury yields raised a vigorous debate among market participants during the reporting period about the underlying drivers behind the market's repricing of yields.
Briefly, market participants pointed toward resilient economic data, Japan easing away from yield curve control, the outlook for U.S. debt sustainability, and diminished foreign demand for U.S. Treasury securities. Ultimately, higher rates tightened financial conditions during the reporting period, and the normalization in the shape of the yield curve, in conjunction with the repricing of higher real yields, created a headwind for equity investors.
The well-known spread between the 2-year and 10-year Treasury note yields (“2yr/10yr curve”)
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.19%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market. The
“de-inverting” of the yield curve occurred due to the abovementioned factors. Moreover, since
June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a “bear steepener.” Ultimately, the volatility in the bond market during the reporting period was exacerbated by Chair Powell’s comment that “it remains to be seen whether higher yields could actually substitute for addition hikes, and the potential need for more tightening if addition evidence of persistent above-trend growth or tightness in the labor market jeopardizes progress on inflation.”
As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 0.36% during the reporting period. Although the return of the Bloomberg
®
U.S. Aggregate Bond Index was lackluster,
investors should remember that historically, bonds generally perform well during Fed rate hike pauses. The end of the reporting period was likely challenging for bond investors as yields surged and prices, which move inversely to yields, decreased. Arguably, the decrease in bond prices likely caught some investors by surprise, as it came against the backdrop of the Fed’s decision to skip a rate hike at its September FOMC meeting and easing inflation, generally factors that are positive for bond prices. Lastly, today’s backdrop of higher interest rates and elevated uncertainty coupled with tighter lending standards should alert investors to potential vulnerabilities stemming from rate-sensitive balance sheets.
Intriguingly, considering the move in real yields throughout the reporting period, credit markets proved resilient despite an aggressive Federal Reserve, ongoing macro uncertainty, and the shadow cast by the tighter lending standards. The anticipated credit tightening from the regional banking crisis did not materialize to the extent many had expected during the first half of the reporting period; however, tighter financial conditions became more pronounced toward the end of the reporting period, primarily driven by the appreciation of the U.S. dollar and rising bond yields.
The reporting period was fraught with risks, underscoring our belief that a well-designed,

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - 5
long-term focused investment plan can help assuage bouts of market volatility. As always, our unwavering commitment to our investors means we will always remain vigilant, so you can trust us to guide you through even the most challenging investment environments effectively. Thank you for your continuing confidence and trust, as we will always remain dedicated to helping you achieve your financial goals.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the annual reporting period that ended October 31, 2023:
Index
Annual Total Return
(as of October 31, 2023)
Bloomberg
®
Emerging
Markets USD Aggregate
Bond 6.91%
Bloomberg
®
Municipal Bond 2.64%
Bloomberg
®
U.S. 1-3 Year
Government/Credit Bond 3.23%
Bloomberg
®
U.S. 10-20 Year
Treasury Bond -6.25%
Bloomberg
®
U.S. Aggregate
Bond 0.36%
Bloomberg
®
U.S. Corporate
High Yield 6.23%
MSCI EAFE
®
14.40%
MSCI Emerging Markets
®
10.80%
MSCI World ex USA
®
12.07%
Russell 1000
®
Growth 18.95%
Russell 1000
®
Value 0.13%
Russell 2000
®
-8.56%
S&P 500
®
10.14%
NASDAQ 17.99%
Source: Morningstar

6 - Fund Commentary - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
For the annual period ended October 31, 2023, the Nationwide Geneva Small Cap Growth Fund Class A returned -3.75% versus
-7.63% for its benchmark, the Russell 2000
®
Growth Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Small Growth (consisting of 580 investments as of October 31, 2023), was -6.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The market environment during the period was volatile and the Fund experienced many swings in relative and absolute performance.
Following a difficult year in 2022, markets had a nice start into 2023 but in early spring a banking crisis spooked investors and drove equities lower. Not too soon after, markets experienced a wave of risk-on behavior as investors cheered advancements in AI
(artificial intelligence) and favorable economic news which pushed up equities’ prices. This was a headwind to the Fund’s relative performance due to multiple expansion, rather than earnings growth, and it soon fizzled out as economic data began to weaken, and the Federal Reserve continued to tell investors that rates were going to remain higher for longer. Compounding these issues was the disfunction in Washington, which caused the US to be without a Speaker of the House for many weeks, and a dangerous conflict between Israel and Palestine which threatens to pull the US into another war in Middle East.
The Nationwide Geneva Small Cap Growth Fund outperformed during the period due to strong stock selection. At the ICB Industry level, the top contributors relative to the benchmark were Technology, Consumer Discretionary, and Industrials. At the stock level, the top contributors were Fair Isaac Corp, Onto Innovation and Construction Partners; all three of these securities were still held in the Fund at the end of the period. Fair Isaac (“FICO”) is a leader in credit scores and software analytics solutions. The company continues to deliver strong results across both its scores and software segments. While the scores business is being impacted by lower mortgage volumes (due to weaker originations), price has increased more to offset the reduction in mortgage applications.
This drives the total business to business scores growth of 24% year-over-year (“y/y”). This also puts FICO in a strong position going forward, as there is a good visibility in their pricing power contribution and when volumes recover, it should see a nice rebound in scores revenue. Additionally, its software business continues to post strong results with on-platform annual recurring revenue (“ARR”) up 53% y/y. Onto Innovation is a leader in the development and manufacturing of process control equipment and software for semiconductor manufacturers. Although Q2-23 results missed estimates due to the delays of some product shipments, shares increased over 9% in the most recent quarter as forward guidance was mostly in line and 2023 is playing out as expected. The semiconductor capital equipment industry is retrenching in 2023 after robust growth in prior years, but the industry appears to be bottoming in the near term. ONTO also realizes early benefits from robust growth and focuses more on the AI market. Construction Partners, an infrastructure construction services company, has reported very strong results during the period and held its first ever analyst day this summer. At the event management released initial F2024 guidance, which calls for revenue growth of 13-17% y/y (~4% ahead of consensus at the midpoint), EBITDA growth of 17-27% y/y (~9% ahead of consensus at the midpoint), and EBITDA margin of 11.3-12.0% (which is +40-100 bp y/y and at the high end close to being back to prior peak levels). Overall, management put out a target growth outlook through F2027 that calls for a +15-20% revenue compound annual growth rate (“CAGR”) and EBITDA margin expanding to 13-14% (roughly +50-75 basis points annually; driven by increasing scale, improving operations, and ongoing vertical integration). This implies an EBITDA CAGR of +20-27% from F2023 which was better than investors had been expecting.
There were only two industries detracted from relative performance, health care and basic materials. At the stock level the top detractors were Omnicell, EXLService, and Globus Medical; all three of these stocks were held in the Fund at the end of the period.
Omnicell (OMCL) provides innovative pharmacy and medication management solutions for healthcare professionals and systems.
While the company delivered better than expected results in the Q2 earnings report in early August, the macro backdrop is relatively unchanged with hospital customers continuing to face headwinds, delaying adoption of new technologies due to labor and budget constraints. There are pockets of strength in the company’s subscription-based advanced services offering, but greater pressure for this business area to perform well as the upgrade cycle around OMCL’s core medication cabinets matures. Additionally, we are closely monitoring recent management changes, including a new CFO who started mid-year. Shares of Globus Medical (GMED)
were down meaningfully early in the year after the company announced an all-stock merger with NuVasive (NUVA). Together,
GMED and NUVA will have a presence in 50+ countries with over 5k employees, enabling it to further penetrate existing and future markets. The stock reaction to the deal was quite negative as rumors of the deal had been circulating for months and management dismissed the idea given the investor concerns around NUVA’s execution. We were surprised by the deal announcement and a bit disappointed in the decision, but we can see the merits of the combination when taking a long-term view of the potential combined company and looking past likely near-term uncertainty/headwinds that may come with an integration of both companies.
EXLService’s Q3 revenue beat estimates but investors are cautious on the near-term macro headwinds and longer-term threats from AI. Management noted they have dozens of Gen AI projects active in the sales pipeline and it is encouraged by the diversity of use cases which it previously didn’t have as much of attention (e.g. software code management). While the company has made recent investments in solution development, training, hiring data and gen AI specialists, it will accelerate investments further in the upcoming quarters. Overall, the company is executing very well and making the right investments to support long-term growth;
while the bear case may linger around the structural impact of Gen AI to IT services firms, EXLS is starting to show some proof points that it is more of an incremental opportunity than a threat.

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Fund Commentary - 7
The Fund did not invest in derivatives and did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Geneva Capital Management LLC
Portfolio Managers:
William A. Priebe, CFA; William S. Priebe; and José Muñoz, CFA
The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks. Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is
a trademark of Russell Investment Group.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 95.6%
Other assets in excess of liabilities 4.4%
100.0%
Top Industries
2
Software 20.3%
Machinery 8.9%
Professional Services 7.4%
Health Care Equipment & Supplies 6.7%
Electronic Equipment, Instruments & Components 5.6%
Insurance 4.6%
Building Products 4.5%
Semiconductors & Semiconductor Equipment 3.8%
Automobile Components 3.8%
Construction & Engineering 3.5%
Other Industries 30.9%
100.0%
Top Holdings
2
Fair Isaac Corp. 4.3%
Kinsale Capital Group, Inc. 4.0%
Onto Innovation, Inc. 3.8%
RBC Bearings, Inc. 3.7%
Construction Partners, Inc., Class A 3.6%
ExlService Holdings, Inc. 3.2%
Descartes Systems Group, Inc. (The) 3.1%
Exponent, Inc. 3.0%
Texas Roadhouse, Inc., Class A 2.8%
ePlus , Inc. 2.8%
Other Holdings 65.7%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

8 - Fund Commentary - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(3.75)% 5.08% 7.49% 6/12/2009
w/SC
2
(9.28)% 3.85% 6.86%
Class C w/o SC
1
(4.44)% 4.36% 6.74% 6/12/2009
w/SC
3
(5.38)% N/A N/A
Class R6
4,5
(3.40)% 5.48% 7.89% 9/18/2013
Institutional Service Class
5
(3.50)% 5.36% 7.78% 6/12/2009
Russell 2000
®
Growth
Index (7.63)% 2.68% 5.67%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.22%
Class C 1.89%
Class R6 0.84%
Institutional Service Class 0.95%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Fund Commentary - 9
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Geneva Small Cap Growth Fund versus the
Russell 2000
®
Growth Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10 - Shareholder Expense Example - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2023) and continued to hold your shares at the end of the reporting period (October 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2023 through October 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2023 through October 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide Geneva Small Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 917.70 5.80 1.20
Hypothetical
(a)(b)
1,000.00 1,019.16 6.11 1.20
Class C Shares
Actual
(a)
1,000.00 914.60 9.17 1.90
Hypothetical
(a)(b)
1,000.00 1,015.63 9.65 1.90
Class R6 Shares
Actual
(a)
1,000.00 919.40 4.02 0.83
Hypothetical
(a)(b)
1,000.00 1,021.02 4.23 0.83
Institutional Service Class Shares
Actual
(a)
1,000.00 918.90 4.55 0.94
Hypothetical
(a)(b)
1,000.00 1,020.47 4.79 0.94
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2023 through
October 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Statement of Investments - 11
Common Stocks 95 .6%
Shares Value ($)
Automobile Components 3 .6%
Dorman Products, Inc.* 213,919 13,301,483
Fox Factory Holding Corp.*(a) 409,470 33,359,521
46,661,004
Banks 0 .7%
Axos Financial, Inc.*(a) 264,078 9,514,730
Biotechnology 0 .7%
Avid Bioservices, Inc.*(a) 518,810 3,190,682
Vericel Corp.* 159,396 5,607,551
8,798,233
Broadline Retail 2 .2%
Ollie's Bargain Outlet
Holdings, Inc.* 367,907 28,417,137
Building Products 4 .3%
AAON, Inc. 596,948 32,521,727
Trex Co., Inc.*(a) 422,428 23,744,678
56,266,405
Chemicals 2 .4%
Balchem Corp. 271,214 31,525,915
Commercial Services & Supplies 2 .1%
Casella Waste Systems, Inc.,
Class A* 354,300 26,731,935
Communications Equipment 0 .7%
Digi International, Inc.*(a) 339,468 8,547,804
Construction & Engineering 3 .4%
Construction Partners, Inc.,
Class A* 1,142,150 43,915,667
Consumer Staples Distribution & Retail 0 .8%
Grocery Outlet Holding Corp.* 388,572 10,751,787
Diversified Consumer Services 1 .2%
Bright Horizons Family
Solutions, Inc.* 213,522 15,813,439
Electronic Equipment, Instruments & Components 5 .3%
ePlus, Inc.* 561,711 35,106,938
Novanta, Inc.* 256,157 33,828,093
68,935,031
Financial Services 1 .0%
I3 Verticals, Inc., Class A*(a) 674,636 12,649,425
Food Products 2 .3%
J & J Snack Foods Corp.(a) 185,896 29,113,173
Ground Transportation 1 .6%
Marten Transport Ltd.(a) 1,204,162 21,169,168
Health Care Equipment & Supplies 6 .4%
Globus Medical, Inc., Class A* 516,485 23,608,529
LeMaitre Vascular, Inc.(a) 326,566 15,864,576
Neogen Corp.* 781,009 11,629,224
Omnicell, Inc.* 358,196 12,730,286
STAAR Surgical Co.*(a) 342,936 14,341,584
UFP Technologies, Inc.* 29,662 4,624,899
82,799,098
Health Care Providers & Services 1 .6%
HealthEquity, Inc.* 295,630 21,190,758
Health Care Technology 1 .0%
Certara, Inc.*(a) 1,094,844 13,346,148
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2 .7%
Texas Roadhouse, Inc., Class
A 346,672 35,201,075
Household Products 1 .3%
WD-40 Co.(a) 79,075 16,716,455
Insurance 4 .4%
Kinsale Capital Group, Inc. 149,808 50,022,389
Palomar Holdings, Inc.* 126,243 6,322,250
56,344,639
IT Services 1 .6%
Perficient, Inc.*(a) 348,485 20,278,342
Life Sciences Tools & Services 3 .0%
Azenta, Inc.*(a) 185,064 8,411,159
BioLife Solutions, Inc.*(a) 319,235 3,224,274
Bio-Techne Corp. 368,462 20,129,079
Mesa Laboratories, Inc.(a) 71,168 6,677,693
38,442,205
Machinery 8 .5%
Barnes Group, Inc. 239,722 4,983,820
Donaldson Co., Inc. 262,613 15,142,266
ESCO Technologies, Inc. 316,301 30,750,783
RBC Bearings, Inc.*(a) 208,231 45,777,503
SPX Technologies, Inc.* 169,110 13,549,093
110,203,465
Passenger Airlines 0 .5%
Allegiant Travel Co.(a) 90,867 6,053,560
Professional Services 7 .1%
ExlService Holdings, Inc.* 1,497,572 39,101,605
Exponent, Inc. 500,809 36,704,292
NV5 Global, Inc.* 163,283 15,405,751
91,211,648
Semiconductors & Semiconductor Equipment 3 .6%
Onto Innovation, Inc.* 415,561 46,696,590
Software 19 .4%
Agilysys, Inc.* 229,039 19,649,256
Alarm.com Holdings, Inc.*(a) 466,821 23,868,558
Blackbaud, Inc.* 385,526 25,213,401
BlackLine, Inc.*(a) 308,670 15,155,697
Descartes Systems Group,
Inc. (The)* 523,006 37,766,263
DoubleVerify Holdings, Inc.* 568,704 15,827,032
Envestnet, Inc.*(a) 392,879 14,536,523
Fair Isaac Corp.* 63,161 53,425,995
SPS Commerce, Inc.* 165,642 26,559,038
Tyler Technologies, Inc.* 50,913 18,985,458
250,987,221
Trading Companies & Distributors 2 .2%
SiteOne Landscape Supply,
Inc.*(a) 203,163 27,989,767
Total Investments
(cost $912,519,162) — 95.6% 1,236,271,824
Other assets in excess of liabilities — 4.4% 56,911,167
NET ASSETS — 100.0%
$ 1,293,182,991

12 - Statement of Investments - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of October 31, 2023. The total value of securities on
loan as of October 31, 2023 was $67,380,623, which
was collateralized by $68,351,883 in the form of U.S
Government Treasury Securities, interest rates ranging
from 0.00% – 7.63%, and maturity dates ranging from
11/7/2023 – 8/15/2053.
The accompanying notes are an integral part of these financial statements.

14 - Statement of Assets and Liabilities - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 1,236,271,824
Cash 57,856,006
Interest and dividends receivable 253,475
Security lending income receivable 9,577
Receivable for capital shares issued 1,756,242
Prepaid expenses 46,641
Total Assets 1,296,193,765
Liabilities:
Payable for investments purchased 131,240
Payable for capital shares redeemed 1,625,270
Accrued expenses and other payables:
Investment advisory fees 890,137
Fund administration fees 43,047
Distribution fees 25,693
Administrative servicing fees 164,330
Accounting and transfer agent fees 11,454
Trustee fees 4,680
Custodian fees 12,074
Compliance program costs (Note 3) 558
Professional fees 17,598
Printing fees 78,998
Other 5,695
Total Liabilities 3,010,774
Net Assets $ 1,293,182,991
* Includes value of securities on loan (Note 2) 67,380,623
Cost of investment securities 912,519,162
Represented by:
Capital $ 972,490,457
Total distributable earnings (loss) 320,692,534
Net Assets $ 1,293,182,991

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Statement of Assets and Liabilities - 15
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 68,329,157
Class C Shares 11,418,540
Class R6 Shares 396,570,384
Institutional Service Class Shares 816,864,910
Total $ 1,293,182,991
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,093,824
Class C Shares 207,062
Class R6 Shares 5,962,127
Institutional Service Class Shares 12,444,840
Total 19,707,853
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 62 .47 (a)
Class C Shares $ 55 .15 (b)
Class R6 Shares $ 66 .51
Institutional Service Class Shares $ 65 .64
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 66 .28
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

16 - Statement of Operations - For the Year Ended October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 3,747,847
Interest income 2,872,999
Income from securities lending (Note 2) 198,891
Total Income 6,819,737
EXPENSES:
Investment advisory fees 10,644,579
Fund administration fees 381,502
Distribution fees Class A 200,204
Distribution fees Class C 153,745
Administrative servicing fees Class A 96,099
Administrative servicing fees Class C 10,762
Administrative servicing fees Institutional Service Class 981,064
Registration and filing fees 75,801
Professional fees 75,587
Printing fees 166,434
Trustee fees 52,365
Custodian fees 37,673
Accounting and transfer agent fees 65,001
Compliance program costs (Note 3) 6,372
Other 30,718
Total Expenses 12,977,906
NET INVESTMENT LOSS (6,158,169)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 10,407,961
Net realized gains (losses) 10,407,961
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (54,385,328)
Net change in unrealized appreciation/depreciation (54,385,328)
Net realized/unrealized gains (losses) (43,977,367)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (50,135,536)

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Statements of Changes in Net Assets - 17
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment loss $ (6,158,169) $ (9,178,556)
Net realized gains 10,407,961 23,352,339
Net change in unrealized appreciation/depreciation (54,385,328) (380,210,550)
Change in net assets resulting from operations (50,135,536) (366,036,767)
Distributions to Shareholders From:
Distributable earnings:
Class A (1,459,750) (10,029,199)
Class C (335,360) (2,710,038)
Class R6 (5,848,487) (30,270,435)
Institutional Service Class (14,542,636) (89,612,617)
Change in net assets from shareholder distributions (22,186,233) (132,622,289)
Change in net assets from capital transactions 72,546,355 92,565,548
Change in net assets 224,586 (406,093,508)
Net Assets:
Beginning of year 1,292,958,405 1,699,051,913
End of year $ 1,293,182,991 $ 1,292,958,405
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 15,162,971 $ 23,680,082
Proceeds from shares issued from class conversion (Note 1) 60,597 59,351
Dividends reinvested 1,360,500 9,529,648
Cost of shares redeemed (30,234,063) (30,593,455)
Total Class A Shares (13,649,995) 2,675,626
Class C Shares
Proceeds from shares issued 680,165 563,102
Dividends reinvested 332,118 2,625,705
Cost of shares redeemed in class conversion (Note 1) (60,597) (59,351)
Cost of shares redeemed (5,908,620) (10,552,541)
Total Class C Shares (4,956,934) (7,423,085)
Class R6 Shares
Proceeds from shares issued 155,939,681 97,279,084
Dividends reinvested 5,781,308 29,920,557
Cost of shares redeemed (68,527,248) (83,352,149)
Total Class R6 Shares 93,193,741 43,847,492
Institutional Service Class Shares
Proceeds from shares issued 203,082,625 218,184,714
Dividends reinvested 12,713,787 79,074,320
Cost of shares redeemed (217,836,869) (243,793,519)
Total Institutional Service Class Shares (2,040,457) 53,465,515
Change in net assets from capital transactions $ 72,546,355 $ 92,565,548

18 - Statements of Changes in Net Assets - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
s
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 222,880 319,527
Issued in class conversion (Note 1) 861 761
Reinvested 21,301 115,301
Redeemed (444,394) (444,103)
Total Class A Shares (199,352) (8,514)
Class C Shares
Issued 11,398 8,322
Reinvested 5,855 35,449
Redeemed in class conversion (Note 1) (971) (846)
Redeemed (97,874) (154,316)
Total Class C Shares (81,592) (111,391)
Class R6 Shares
Issued 2,162,256 1,307,193
Reinvested 85,283 342,733
Redeemed (948,898) (1,073,658)
Total Class R6 Shares 1,298,641 576,268
Institutional Service Class Shares
Issued 2,845,222 2,883,275
Reinvested 189,871 915,848
Redeemed (3,066,320) (3,246,978)
Total Institutional Service Class Shares (31,227) 552,145
Total change in shares 986,470 1,008,508

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2023 $ 66.11 $ (0.48) $ (1.97) $ (2.45) $ — $ (1.19) $ (1.19) $ 62.47 (3.75)% $ 68,329 1.20% (0.71)% 1.20% 16.45%
10/31/2022 92.50 (0.66) (18.20) (18.86) — (7.53) (7.53) 66.11 (22.02)% 85,496 1.21% (0.91)% 1.21% 14.92%
10/31/2021 68.67 (0.78) 25.00 24.22 — (0.39) (0.39) 92.50 35.34% 120,409 1.20% (0.90)% 1.20% 13.13%
10/31/2020 60.71 (0.56) 9.90 9.34 — (1.38) (1.38) 68.67 15.60% 93,544 1.21% (0.89)% 1.21% 17.45%
10/31/2019 59.11 (0.43) 5.21 4.78 — (3.18) (3.18) 60.71 9.13% 85,092 1.23% (0.74)% 1.23% 17.37%
Class C Shares
10/31/2023 58.91 (0.85) (1.72) (2.57) — (1.19) (1.19) 55.15 (4.42)%(f) 11,419 1.90% (1.41)% 1.90% 16.45%
10/31/2022 83.78 (1.04) (16.30) (17.34) — (7.53) (7.53) 58.91 (22.54)% 17,004 1.88% (1.59)% 1.88% 14.92%
10/31/2021 62.63 (1.22) 22.76 21.54 — (0.39) (0.39) 83.78 34.46% 33,516 1.85% (1.55)% 1.85% 13.13%
10/31/2020 55.87 (0.92) 9.06 8.14 — (1.38) (1.38) 62.63 14.78% 33,981 1.93% (1.60)% 1.93% 17.45%
10/31/2019 55.05 (0.79) 4.79 4.00 — (3.18) (3.18) 55.87 8.34% 37,438 1.95% (1.46)% 1.95% 17.37%
Class R6 Shares
10/31/2023 70.06 (0.25) (2.11) (2.36) — (1.19) (1.19) 66.51 (3.40)% 396,570 0.83% (0.34)% 0.83% 16.45%
10/31/2022 97.22 (0.41) (19.22) (19.63) — (7.53) (7.53) 70.06 (21.72)% 326,736 0.83% (0.53)% 0.83% 14.92%
10/31/2021 71.89 (0.48) 26.20 25.72 — (0.39) (0.39) 97.22 35.84% 397,363 0.83% (0.53)% 0.83% 13.13%
10/31/2020 63.26 (0.36) 10.37 10.01 — (1.38) (1.38) 71.89 16.03% 330,982 0.84% (0.54)% 0.84% 17.45%
10/31/2019 61.23 (0.23) 5.44 5.21 — (3.18) (3.18) 63.26 9.54% 195,409 0.85% (0.37)% 0.85% 17.37%
Institutional Service Class Shares
10/31/2023 69.23 (0.32) (2.08) (2.40) — (1.19) (1.19) 65.64 (3.50)% 816,865 0.94% (0.45)% 0.94% 16.45%
10/31/2022 96.26 (0.49) (19.01) (19.50) — (7.53) (7.53) 69.23 (21.81)% 863,723 0.94% (0.64)% 0.94% 14.92%
10/31/2021 71.26 (0.58) 25.97 25.39 — (0.39) (0.39) 96.26 35.69% 1,147,764 0.94% (0.64)% 0.94% 13.13%
10/31/2020 62.79 (0.42) 10.27 9.85 — (1.38) (1.38) 71.26 15.90% 903,364 0.96% (0.64)% 0.96% 17.45%
10/31/2019 60.87 (0.30) 5.40 5.10 — (3.18) (3.18) 62.79 9.41% 748,351 0.98% (0.49)% 0.98% 17.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

20 - Notes to Financial Statements - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2023, the Trust operates forty-eight (48) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund ("Small Cap Growth"
or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
The Fund currently offers Class A, Class C, Class R6 and Institutional Service Class shares. Class C shares convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Notes to Financial Statements - 21
or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of October 31, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,236,271,824 $ – $ – $ 1,236,271,824
Total $ 1,236,271,824 $ – $ – $ 1,236,271,824

22 - Notes to Financial Statements - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2023, the Fund did not have overdrawn balances.
(c) Securities Lending
During the year ended October 31, 2023, the Fund entered into securities lending transactions. To generate additional income, the
Fund lent their portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.
The Fund receives payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2023, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the year ended October 31, 2023, the Fund, along with other series of the Trust, pursuant to procedures adopted by the
Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Notes to Financial Statements - 23
obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
As of October 31, 2023, the Fund did not invest in any repurchase agreements.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital).
Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
The Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2023 are primarily attributable to net operating losses. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2023 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of the Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

24 - Notes to Financial Statements - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
Reclassifications for the year ended October 31, 2023 were as follows:
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended October 31, 2023, the Fund paid investment advisory fees to NFA according to the following schedule.
For the year ended October 31, 2023, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fund Capital
Total
Distributable
Earnings (Loss)
Small Cap Growth $ (7,696,994) $ 7,696,994
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
Fund
Effective Advisory
Fee Rate
Small Cap Growth 0.77%

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Notes to Financial Statements - 25
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 29, 2024.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2023, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2023, NFM earned $381,502 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2023, the Fund’s portion of such costs amounted to $6,372.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

26 - Notes to Financial Statements - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
of the Fund at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the Fund. For Class C Shares, 0.25%
of the rate may be a service fee and 0.75% may be a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2023, the Fund imposed front-
end sales charges of $23,663. From these fees, NFD retained a portion amounting to $3,619.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Class A and Class C CDSCs are 1.00%. During the year ended October 31, 2023, the Fund imposed
CDSCs of $23. NFD retained all of the CDSCs imposed by the Fund.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund.
For the year ended October 31, 2023, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2023, the Fund’s total administrative services fees were as follows:
As of October 31, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such
Fund Class A Class C
Institutional
Service Class
Small Cap Growth 0.12% 0.07% 0.11%
Fund Amount
Small Cap Growth $ 1,087,925
Fund
% of Shares
Outstanding
Owned
Small Cap Growth 0.05%

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Notes to Financial Statements - 27
amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the year ended October 31, 2023, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2023, the Fund did not engage in interfund lending.
5. Investment Transactions
For the year ended October 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
7. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC amended adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
8. Other
As of October 31, 2023, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
9. Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations.
Fund Purchases
*
Sales
*
Small Cap Growth $ 253,048,849 $ 217,608,459
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund % of Shares
Number of
Accounts
Small Cap Growth 30.68% 2

28 - Notes to Financial Statements - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
During the year ended October 31, 2023, the Fund recaptured the following amount of brokerage commissions:
5
10. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
Deferred late year losses represent ordinary losses realized on investment transactions from January 1, 2023 through October 31,
2023, that in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended October 31, 2023, the Fund elected to defer ordinary late year losses, if any, in the amounts listed below.
11. Subsequent Events
On September 13, 2023, the Board of Trustees of Nationwide Mutual Funds considered and approved a proposal to convert existing Class C shares of the Funds to Class A shares of the Funds and to terminate Class C shares. The conversion is expected to occur on or about February 9, 2024 (the “Conversion Date”). Until the Conversion Date, current Class C shareholders may purchase, redeem, or exchange their Class C shares in the manner set forth in the Prospectus, however, effective December 15,
2023, Class C shares of the Funds will no longer be available for purchase by new shareholders.
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Small Cap Growth $ 37,275
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ – $ 22,186,233 $ 22,186,233 $ – $ 22,186,233
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ 9,386,402 $ 123,235,887 $ 132,622,289 $ – $ 132,622,289
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Small Cap Growth $ – $ 10,946,108 $ 10,946,108 $ – $ (5,404,703) $ 315,151,129 $ 320,692,534
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 921,120,695 $ 406,584,108 $ (91,432,979) $ 315,151,129
Fund Amount
Small Cap Growth $(5,404,703)

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Report of Independent Registered Public Accounting Firm - 29
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Geneva Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Nationwide
Geneva Small Cap Growth Fund (one of the funds constituting Nationwide Mutual Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31,
2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and broker; when a reply was not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

30 - Supplemental Information - October 31, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Other Federal Tax Information
The Fund designates the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Small Cap Growth $ 22,186,233

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Management Information - 31
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
eight (48) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

32 - Management Information - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Management Information - 33
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions.

34 - Market Index Definitions - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Market Index Definitions - 35
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

36 - Market Index Definitions - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Market Index Definitions - 37
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

38 - Market Index Definitions - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Glossary - 39
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

40 - Glossary - October 31, 2023 - Nationwide Geneva Small Cap Growth Fund
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Nationwide Geneva Small Cap Growth Fund - October 31, 2023 - Glossary - 41
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-SCG (12-23)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2023 Nationwide

Annual Report
October 31, 2023
Nationwide Mutual Funds
1940 Act Funds
Nationwide Bond Portfolio
Nationwide Fundamental All Cap Equity Portfolio
Nationwide Multi-Cap Portfolio
Nationwide U.S.130/30 Equity Portfolio
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request.
To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your fund investments.
You can access the full report and other details online at https://www.nationwide.com/
personal/investing/mutual-funds/prospectuses-fund-documents/ .
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 6
Shareholder Expense Example 31
Statements of Investments 33
Statements of Assets and Liabilities 142
Statements of Operations 146
Statements of Changes in Net Assets 148
Financial Highlights 151
Notes to Financial Statements 155
Report of Independent Registered Public Accounting Firm 184
Supplemental Information 185
Management Information 187
Market Index Definitions 190
Glossary 195

Nationwide Mutual Funds - October 31, 2023 - 1
Message to Investors
Dear Investor,
Despite the past year's volatility, our business approach has been guided by our three fundamental principles of collaboration, excellence, and a disciplined approach to leadership, reinforcing our steadfast focus on the long term. Our relationships with our employees, management teams, and investors are of utmost importance to us, and we prioritize building long-term value with them. Our business operates with a similar view toward the future, and we strive to achieve our goals with a strong emphasis on forward-thinking strategies to ensure that our clients have the support they deserve to sustain a long-term perspective. Most importantly, we never take our customer's trust and confidence for granted. Instead, we dedicate ourselves daily to merit it.
A year ago, persistent inflation began to broaden beyond the initial pandemic-driven dislocations, and signs of labor demand began to exceed labor supply. Elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve (“Fed”). As such, one of the key macroeconomic quandaries during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
Much like a chess match where the initial moves can set the tone for the initial gambit, the capital markets witnessed a defining series of events that established the market’s tone during the opening months of the reporting period. Market sentiment was dire at the start of the reporting period, as both fixed income and equities declined in 2022, with the traditional 60% stock/40%
bond portfolio not providing its usual diversification benefit for investors. Further compounding investor angst was the pace of the Fed’s interest rate hiking cycle, which was the fastest rate hiking cycle in over 40 years, stoking fears among investors that an economic downturn and a more punitive repricing of risk assets was likely on the horizon.
The initial phase of the reporting period had most economists calling for a recession. As such, sentiment among professional investors was particularly poor, as measured by the CBOE U.S.
equity put-call ratio. Investor sentiment, however, has an uncanny way of proving contrarian at extremes. When stretched too far in one direction, even an indication of positive news can help propel investment returns forward, which is precisely what we witnessed during most of the reporting period.
The reporting period unfolded as a masterclass that presented an extraordinary tapestry of economic contradictions, weaving together threads of divergent economic trends and unexpected economic developments. Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross domestic product (“GDP”) grew 2.2% in the first quarter of 2023, modestly increased by an annualized 2.1% rate in the second quarter, and registered a blistering 4.9% annualized growth rate for the third quarter of 2023.
Better-than-expected economic data throughout most of the reporting period indicated the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of 2023 and even into early 2024. Further, the minutes from the July Federal Open Market
Committee (“FOMC”) meeting struck a similar chord, as the Committee noted: "The economy

2 - October 31, 2023 - Nationwide Mutual Funds
had been showing considerable momentum." Simultaneously, the FOMC stressed that "inflation remained unacceptably high" and appeared resolute in holding its benchmark rate higher for longer to ensure inflation is sustainably brought down toward its 2% objective. The participants also cited upside risks to inflation that, if realized, would necessitate further policy tightening.
With that said, after aggressively hiking rates since 2022, Chair Powell signaled at the Jackson
Hole Symposium that policy has likely shifted to a phase where policymakers are sensitive to the risk of overtightening. Powell mentioned the Fed would proceed carefully on whether to hike again at the September FOMC meeting. Consequently, at the September FOMC meeting, the
Fed did not raise the federal funds rate but left the possibility open for another rate hike before the end of the year.
The persistently tight labor market propelled consumer spending and has been one of the major bullish talking points during the reporting period. For example, all three retail sales reports for the third quarter of 2023 were above estimates, suggesting that real GDP growth remained resilient, helping to support the bullish sentiment that the economy might extend the expansion through year-end. Yet, as the reporting period entered the latter half, many investors pointed to the cumulative impact of Fed tightening, tighter bank lending standards, weakening Jobs
Openings and Labor Turnover Summary (“JOLTS”), waning consumer confidence, and tepid corporate revenue growth as potential headwinds for the economy. The reporting period was a complex interplay of promising economic trends and lingering economic headwinds, giving the bears and bulls ample data points to argue their respective viewpoints.
Despite the Federal Reserve’s quest to moderate economic growth and quell inflation, job growth remained relatively healthy, and the elusive soft landing – a derailing of inflation without a significant spike in unemployment – caused the Fed to upgrade their forecasts from a recession to a mild slowdown by year-end.
During the reporting period, the equity markets pushed through various economic challenges. If an investor were to rely on headlines to assess the market, they might have felt that 2023 was as disheartening as 2022. Several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P
500
®
Index (S&P 500) started the period with a modest cumulative return of 6.86% between
November and January 2023. Indeed, markets began 2023 with decent gains in January, primarily driven by a continued decline in inflation coupled with surprisingly resilient economic data, notably the labor market.
The notable shift in investor sentiment during the first half of the reporting period, coupled with the resilient economic data, spurred investors' hopes that the Fed might be able to deliver an economic soft landing, whereby the economy slows but avoids a painful recession in conjunction with inflation falling close to the Fed’s target rate of 2%. During the first half of the reporting period, the narrative revolved around the “Magnificent Seven,” seven large-cap Technology and Communication Services stocks responsible for most of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional baking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets.
Mega-cap tech stocks were the primary drivers of strong equity performance for much of the reporting period. However, there was a clear shift towards cyclicals in June, with the Industrials sector returning 11% for the month, buoyed by resilient economic data. This was a notable trend since, at the start of the reporting period, there was no shortage of recession forecasts due to restrictive monetary policy. As the reporting period evolved, the outperformance of the NASDAQ
Composite Index (“NASDAQ”) had many bears voicing concerns over the narrow leadership and poor market breadth of the market, as the Russell 2000
®
Index was flat through June, with
a gain of 3.4%.
Despite the bear's consternation over poor market breadth, the NASDAQ gained a respectable
26% return through June, handily outperforming the S&P 500 and the Russell 2000
®
Index.

Nationwide Mutual Funds - October 31, 2023 - 3
Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or simply a bear market rally. During the reporting period, market participants had varying opinions on what constitutes a new bull market. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak (on January 1, 2022, for the S&P 500). Despite the debate, on
October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on
October 12, 2022, up more than 21%. Curiously, the bull market rally that began on October 12,
2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
As the latter half of the reporting period unfolded, the equity market's narrowness modestly broadened. Further, greater participation was a welcome sign that a more solid fundamental backdrop might be forming for the market. Weaker seasonality in August and September, however, remained a headwind for the markets and dampened investor sentiment. Further, the
S&P 500’s blended next twelve months price-to-earnings ratio (“NTM”) swelled to over 20x in
July from 16x at the beginning of the reporting period. At the end of the reporting period, it settled around 19x. Indeed, much of the multiple expansion during the reporting period was driven not by earnings growth (the denominator of the P/E multiple) but by an expansion in the price (the price of the S&P 500). Despite these headwinds, the CBOE Volatility Index (“VIX”), unlike 2022, remained relatively calm during the reporting period, implying lower volatility. However, at the end of the reporting period, the VIX broke above 20%, ending a 106-day streak below 20%, primarily driven by interest rate volatility.
Heading into the final months of the reporting period, the bullish sentiment that boosted equities from the bear market low of October 2022 began to deflate. One of the primary drivers of the early market rally was the idea that the Fed would pivot and lower interest rates due to slowing economic growth. As the reporting period concluded, a resilient labor market coupled with better-than-expected economic data pointed toward robust economic activity, reinforcing the Fed's call for keeping interest rates "higher for longer." Further, higher interest rates and heightened geopolitical uncertainty took some wind out of the market's sails toward the end of the reporting period. For example, the equity risk premium for the S&P 500, or the extra return investors expect for holding stocks over risk-free government bonds, approached zero for the first time in two decades during the reporting period. As the reporting period concluded, market participants reduced their exposure to equities as sentiment and positing signaled a more defensive tone.
International markets experienced elevated levels of volatility as economic optimism gave way to geopolitical risks and slowing growth momentum due to a sharper deterioration in service activity, inventory de-stocking, weak foreign demand, and a tightening of credit conditions. At the same time, the continued belief in disinflation helped to soften investors' fears that future rate hikes and continued low unemployment supported international corporate profits. As such, the MSCI EAFE
®
Index finished the period with a gain of nearly 14.4%. Likewise, the MSCI
Emerging Markets
®
Index gained 10.8%.
The renewed uptick in interest rates remained a clear downside risk for equities, but the
“Magnificent 7” helped the S&P 500 deliver positive performance during the reporting period.
Bond investors have had a challenging reporting period. The Fed continued its aggressive pace of rate hikes, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default.
Not surprisingly, the bond market's volatility— a measure of the degree of uncertainty about the direction of interest rates—soared. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 126.
During the latter half of the reporting period, many market participants began to conclude that the Fed's tightening campaign was near its end. Incidentally, this highlighted why markets

4 - October 31, 2023 - Nationwide Mutual Funds
remained sensitive to Fed commentary, as investors shifted from focusing on rate hikes to assessing how long the Fed would have to hold rates in restrictive territory. An important theme during the reporting period centered around real rates. According to the Fed's preferred inflation measure, the core Personal Consumption Expenditures ("PCE") price index, the federal funds rate surpassed the core PCE index during the reporting period, implying that the Fed's policies became restrictive during the reporting period. Also, inflation-adjusted yields, or real yields, reached their highest levels since 2008.
Toward the end of the reporting period, the central market story was the continued breakout of interest rates. The market was not pricing in more Fed rate hikes or concerned with inflation reigniting; instead, the market was pricing in higher rates for longer. Moreover, the rate increase occurred almost entirely in longer-dated maturities, and most of the increase occurred entirely in real (inflation-adjusted) yields. For example, on October 19, 2023, the 10-year Treasury nominal yield topped 5% for the first time since July 20, 2007. Likewise, the 10-year Treasury real (inflation-adjusted) yield rose to 2.48%, its highest level since 2008. Paradoxically, yields increased despite the Fed signaling that they would likely hold rates steady for the remainder of the year. The rapid rise in Treasury yields raised a vigorous debate among market participants during the reporting period about the underlying drivers behind the market's repricing of yields.
Briefly, market participants pointed toward resilient economic data, Japan easing away from yield curve control, the outlook for U.S. debt sustainability, and diminished foreign demand for U.S. Treasury securities. Ultimately, higher rates tightened financial conditions during the reporting period, and the normalization in the shape of the yield curve, in conjunction with the repricing of higher real yields, created a headwind for equity investors.
The well-known spread between the 2-year and 10-year Treasury note yields (“2yr/10yr curve”)
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.19%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market. The
“de-inverting” of the yield curve occurred due to the abovementioned factors. Moreover, since
June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a “bear steepener.” Ultimately, the volatility in the bond market during the reporting period was exacerbated by Chair Powell’s comment that “it remains to be seen whether higher yields could actually substitute for addition hikes, and the potential need for more tightening if addition evidence of persistent above-trend growth or tightness in the labor market jeopardizes progress on inflation.”
As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 0.36% during the reporting period. Although the return of the Bloomberg
®
U.S. Aggregate Bond Index was lackluster,
investors should remember that historically, bonds generally perform well during Fed rate hike pauses. The end of the reporting period was likely challenging for bond investors as yields surged and prices, which move inversely to yields, decreased. Arguably, the decrease in bond prices likely caught some investors by surprise, as it came against the backdrop of the Fed’s decision to skip a rate hike at its September FOMC meeting and easing inflation, generally factors that are positive for bond prices. Lastly, today’s backdrop of higher interest rates and elevated uncertainty coupled with tighter lending standards should alert investors to potential vulnerabilities stemming from rate-sensitive balance sheets.
Intriguingly, considering the move in real yields throughout the reporting period, credit markets proved resilient despite an aggressive Federal Reserve, ongoing macro uncertainty, and the shadow cast by the tighter lending standards. The anticipated credit tightening from the regional banking crisis did not materialize to the extent many had expected during the first half of the reporting period; however, tighter financial conditions became more pronounced toward the end of the reporting period, primarily driven by the appreciation of the U.S. dollar and rising bond yields.
The reporting period was fraught with risks, underscoring our belief that a well-designed,

Nationwide Mutual Funds - October 31, 2023 - 5
long-term focused investment plan can help assuage bouts of market volatility. As always, our unwavering commitment to our investors means we will always remain vigilant, so you can trust us to guide you through even the most challenging investment environments effectively. Thank you for your continuing confidence and trust, as we will always remain dedicated to helping you achieve your financial goals.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the annual reporting period that ended October 31, 2023:
Index
Annual Total Return
(as of October 31, 2023)
Bloomberg
®
Emerging
Markets USD Aggregate
Bond 6.91%
Bloomberg
®
Municipal Bond 2.64%
Bloomberg
®
U.S. 1-3 Year
Government/Credit Bond 3.23%
Bloomberg
®
U.S. 10-20 Year
Treasury Bond -6.25%
Bloomberg
®
U.S. Aggregate
Bond 0.36%
Bloomberg
®
U.S. Corporate
High Yield 6.23%
MSCI EAFE
®
14.40%
MSCI Emerging Markets
®
10.80%
MSCI World ex USA
®
12.07%
Russell 1000
®
Growth 18.95%
Russell 1000
®
Value 0.13%
Russell 2000
®
-8.56%
S&P 500
®
10.14%
NASDAQ 17.99%
Source: Morningstar

6 - Fund Commentary - October 31, 2023 - Nationwide Bond Portfolio
For the annual period ended October 31, 2023, the Nationwide Bond Portfolio Class R6 returned 0.36% versus 0.36% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Intermediate Core-Plus Bond (consisting of 605 investments as of October 31, 2023), was 0.67% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Rates rose throughout the reporting period as the Federal Reserve (“Fed”) continued the path of monetary policy tightening, eventually reaching the current 5.25% - 5.50% target range for the Federal Funds Rate. At the beginning of the period, the Fed decided to continue to deliver interest rate hikes at the early November meeting, opting to raise rates by 75 basis points (“bps”)
but hinted at slowing the pace for future meetings, leading US Treasuries to rally. In December, the Fed did indeed slow the pace of rate hikes, raising by 50 bps; however, US Treasuries sold off in response to hawkish messaging that the slower pace may be accompanied by a higher terminal rate. In February, the Fed continued to slow the pace of rate hikes, deciding to raise 25 bps. The
Fed also recognized ongoing disinflation progress and suggested that further rate hikes would be determined meeting-by-meeting depending on the economic data. March was a volatile month for rates given the turmoil in the banking sector. The Fed delivered another 25 bp hike and struck a more cautious tone on the forward path of the Federal Funds Rate. Treasuries sold off over the month with the 2-year yield breaching 5% for the first time since 2007. Treasuries continued to deliver negative performance in
May as the Fed hiked 25 bps followed by hawkish Fed speak and concerns around the US debt ceiling. In July, Treasuries posted negative returns even as short-end yields trended lower on clearer signs of slowing central bank tightening. Over the month, the
Fed raised the target range for the Fed Funds Rate by 25 bps to 5.25-5.5%. Fed Chair Jerome Powell gave sparse guidance for the next meeting and instead emphasized a focus on upcoming data from now until the September meeting. At the September meeting, the Fed opted to pause interest rate hikes for the first time this cycle and noted a data dependent approach moving forward. In the Statement of Economic Projections, the Fed noted that interest rates are likely to remain higher for longer to complete the task of taming inflation. US Treasuries sold off in response, and rate volatility continued through October as investors repriced the timing of easing monetary policy.
We are neutral on US rates from a discretionary standpoint as we believe some of the factors leading to higher term premium across the yield curve may persist, including a reassessment of where long-run equilibrium rates may settle. We think it is plausible that the Fed has reached the end of its hiking cycle considering disinflation progress. Economic data will clearly play a significant role in determining when the Fed decides to pause.
Separately, the Fund is overweight the Agency Mortgage-Back Securities (“MBS”) sector. Our forward outlook for the sector is relatively positive though we remain vigilant on rate volatility. Nonetheless, supply-side technical dynamics are currently the strongest they have been in the past 18 months. The sharp rise in mortgage rates has led to multi-decade lows in housing activity (as measured by both purchase and refinance indices), which will keep organic supply low. A further tailwind to supply is seasonality wherein activity tends to slow into year-end. Elsewhere, the Fund is moderately overweight Investment Grade (IG)
Corporate Credit given the solid corporate fundamentals. Corporate balance sheets entered the current cycle from a position of strength. Earnings (EBITDA) and balance sheet liquidity are near year-end 2019 levels, and Debt-To-Enterprise Value is improving as equity markets recover from the 2022 lows. Revenue growth reflects lower inflation, and earnings dipped slightly, but when combined with flat debt balances result in stable sequential net leverage. Corporate management teams remain committed to the retention of IG ratings through conservative capital management, though we see scope for select AA/A rated companies to migrate lower within IG if shareholder activity is prioritized over balance sheet quality. We remain tactical in our approach and will seek to take advantage of attractive spread levels where appropriate.
Over the trailing 12-month period ending October 31, 2023, the Fund’s duration strategy added to returns due to the portfolio’s directional short positioning in Japan rates and systematic auction strategy. Cross-Sector positioning positively impacted performance. The Fund’s overweight to Corporate Credit drove the outperformance. Additionally, the Fund’s sector overweight to CLOs and Emerging Market debt contributed to excess returns. Conversely, the portfolio’s overweight to MBS detracted from performance as spreads widened over the period. The portfolio’s credit hedge, which pairs the overweight to corporate credit with an overweight to US interest rates, also subtracted from returns. Overall, security selection strategies led to the Fund’s outperformance. The corporate selection strategy contributed the most to positive performance due to specific name selection within Financial and Industrial credits. Additionally, our emphasis on the intermediate segment of the credit curve and our down in quality bias helped performance. Meanwhile, the Government/Swaps selection strategy detracted from excess returns as an element of our duration management strategy.
On derivatives, the Fund invested in currency forwards, Fed Funds futures, Secured Overnight Financing Rate futures, Swap futures, Treasury futures, credit default swaps, and interest rate swaps over the trailing year for the purposes of hedging and expressing investment views. Most notably, the Fund utilizes Treasury futures to manage the duration of the portfolio. Overall, derivatives detracted from returns. The use of Treasury futures to hedge duration drove the underperformance, primarily in
November immediately following the origination of the portfolio and transfer of securities. Meanwhile, our use of Credit Default

Nationwide Bond Portfolio - October 31, 2023 - Fund Commentary - 7
Swaps (CDS and CDX) to both hedge and gain exposure to IG credit added modestly to returns. Other derivative usage did not materially impact performance.
The Fund did not experience any liquidity events that had a material impact on Fund performance during the period.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Ronald Arons, CFA, Paul Seary, CFA and Whitney Watson
The Fund seeks to outperform the index using different strategies designed to generate alpha including: quantitatively-driven security selection; defensive sector tilting; long and short futures positions related to global developed market interest rates; and
rotating sector emphasis based on the subadviser’s determination of which sectors, at any given time, provide favorable relative value. The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds), including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds.
They also are subject to the claims paying ability of the issuing company. The Fund is subject to derivative risk which may create leverage and are volatile. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book

8 - Fund Commentary - October 31, 2023 - Nationwide Bond Portfolio
Asset Allocation
1
Corporate Bonds 39.6%
Mortgage-Backed Securities 34.3%
U.S. Treasury Obligations 12.1%
Asset-Backed Securities 8.5%
Commercial Mortgage-Backed Securities 3.1%
Collateralized Mortgage Obligations 1.1%
Foreign Government Securities 0.8%
Repurchase Agreement 0.2%
Supranational 0.2%
Interest Rate Swaps 0.1%
Municipal Bonds 0.1%
Futures Contracts
†
0.0%
Credit Default Swaps
†
(0.0)%
Forward Currency Contracts
†
(0.0)%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Banks 7.7%
Oil, Gas & Consumable Fuels 4.1%
Capital Markets 3.4%
Health Care Providers & Services 2.2%
Diversified Telecommunication Services 2.0%
Beverages 1.8%
Software 1.3%
Semiconductors & Semiconductor Equipment 1.3%
Electric Utilities 1.1%
Specialized REITs 1.0%
Other Industries
#
74.1%
100.0%
Top Holdings
2
FNMA/FHLMC UMBS, 30 Year, Single Family,
6.00%, 11/25/2053 3.2%
U.S. Treasury Bonds, 2.00%, 11/15/2041 2.7%
GNMA, 6.50%, 11/15/2053 2.5%
FNMA/FHLMC UMBS, 30 Year, Single Family,
3.50%, 11/25/2053 2.2%
GNMA, 2.00%, 12/20/2051 1.7%
GNMA, 3.00%, 11/15/2053 1.4%
FNMA/FHLMC UMBS, 30 Year, Single Family,
6.50%, 11/25/2053 1.4%
FNMA UMBS, 5.50%, 11/1/2052 1.4%
U.S. Treasury Bonds, 3.00%, 2/15/2048 1.2%
U.S. Treasury Bonds, 4.00%, 11/15/2052 1.1%
Other Holdings
#
81.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Bond Portfolio - October 31, 2023 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class R6
1
0.36% (6.34)% 3/12/2021
Bloomberg U.S. Aggregate
Bond Index 0.36% (5.87)%
1
Not subject to any SCs.

10 - Fund Commentary - October 31, 2023 - Nationwide Bond Portfolio
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Bond Portfolio from inception through
10/31/23 versus the Bloomberg U.S. Aggregate Bond Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Fund Commentary - 11
Since the Fund’s inception July 24, 2023 through October 31, 2023, the Nationwide Fundamental All Cap Equity Portfolio Class
R6 Fund returned -7.22% versus -7.93% for its benchmark, the Russell 3000
®
Index. For broader comparison, the return for the
Fund's closest Morningstar peer category, Large Blend (consisting of 1,253 investments as of October 31, 2023), was -7.22% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The following commentary is provided by subadviser , Goldman Sachs Asset Management, L.P., for the reporting period of
7/24/2023 - 10/31/2023:
The S&P 500
®
Index decreased 3.27% (total return, in USD) during the reporting period.
The S&P started off strong in the first two months of the third quarter, reaching its 2023 high towards the end of July before a sharp pullback in September. Although economic activity remained resilient in the quarter, the market declined predominantly due to a pickup in soft landing concerns, surging energy prices, and disinflationary pressures on corporate earnings. After a promising first half of 2023, US economic data continued to surprise to the upside over the past few months as demonstrated by the still-tight labor market, resilient housing data, and increased consumer spending. The demand for labor remains robust with high levels of employment and job openings, yet it has recently shown signs of cooling with average hourly earnings increasing by just 4.3% from a year ago in August, matching the lowest year-over-year increase since June 2021. Soft-landing expectations faced new setbacks in recent months, most notably a massive spike in energy prices that included a 10.6% increase in oil prices in August alone and the looming threat of the Federal government shutdown. There were also concerns about the consumer impacts from student loan repayments resuming and a strike against automakers by the United Auto Workers union that began in September and had shown minimal progress toward resolution. The Federal Open Market Committee acted in line with consensus forecasts in recent meetings, hiking rates by 25 basis points (bps) in July and keeping rates unchanged at 5.25-5.50% in September. However, the
Fed’s higher-for-longer narrative appeared to gain further recognition from investors after the Federal Reserve’s (Fed) September dot plot showed median expectations for only 50 bps in rate cuts for 2024, down from 100 bps in the June dot plot. In addition, policymakers’ forecasts shifted to favor one more rate hike in 2023. On the earnings front, S&P 500 companies saw earnings decline by 4.21% in the second quarter from a year earlier, marking the third consecutive quarter of negative earnings growth reported by the Index. Firms continue to juggle challenges regarding margin compression and top-line growth from rising costs, a reduction in consumer spending, and an increase in interest expenses.
In October, all sectors were weaker except for Utilities, with energy trailing the market amid a pullback in crude prices. The Index traded lower during the period predominantly due to a pickup in yields across longer-dated Treasury bonds, ongoing geopolitical pressures, the resiliency of the US economy, and third quarter earnings results. Economic activity in the US continued to be resilient, challenging investor expectations of the Fed's ability to navigate a soft-landing scenario while reducing inflation toward its 2% target rate. Over 55% of companies within the S&P have reported third quarter earnings through the end of October, with the blended earnings growth rate of ~2.8% outpacing expectations for a 0.3% decline. However, the magnitude of these earnings surprises has run below five-year averages. Going forward, market participants will likely be watching the economy’s continued
responses to the restrictive policy in place and whether the Fed is satisfied in its efforts to reduce inflation or wishing to pursue a more restrictive path forward.
The best performing sectors within the S&P 500 during the period were Energy, Communication Services, and Information
Technology while the worst performing sectors were Real Estate, Utilities, and Industrials.
The Nationwide Fundamental All Cap Equity Portfolio sleeve managed by Goldman returned -7.00% during the July 24th, 2023 to October 31st, 2023 period, outperforming its benchmark, the Russell 3000
®
Index (Total Return, Unhedged, USD) (-7.93%).
Among sectors, our holdings within the Health Care, Consumer Discretionary, and Materials sectors contributed the most to relative performance, all driven by stock selection. On the downside, holdings within the Communication Services and Utilities sectors detracted the most from relative performance, as they were the only two sectors contributing negatively to relative performance.
Further, the Small Cap ETF (iShares Russell 2000 ETF) completion allocation contributed negatively to relative performance versus the Index as Small Caps struggled during the period.
On the positive side, our overweight in luxury fashion holding company, Capri Holdings Limited (CPRI—Sold Out), was a top contributor to relative returns. The company appreciated meaningfully after it was announced that Tapestry, Inc. reached an agreement to purchase the company at a significant premium in an all-cash deal, which was later approved by the shareholders.
Given the large move upwards, we decided to wind the position down and exit it. Furthermore, an overweight in technology infrastructure and computer company, Dell Technologies, Inc. (DELL—0.61%), was a top contributor to relative returns. The company’s stock appreciated after it announced second-quarter results well ahead of estimates as the company stated it is seeing artificial intelligence related benefits come to fruition. The results were driven by AI servers and better margins on its PCs. The

12 - Fund Commentary - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
company additionally saw improved cash flow, an alleviation of working capital issues, and it currently has an excess of cash that should bode well for return of capital plans. We believe the personal computer market is close to bottoming as units sold are back to pre-pandemic levels and channel inventory has come down substantially. As expectations have been heavily re-risked, we believe estimates should move higher as the company shows execution and likely the ability to return to historical free cash flow conversion levels over the near future. Furthermore, Dell maintains a very strong balance sheet, and we expect even more return of capital in the future. Lastly, our overweight in mobile technology company, AppLovin Corporation (APP—0.49%), was a top contributor to relative returns. The stock soared after the company announced impressive second quarter earnings results, primarily driven by its software business on the back of prior period cost reduction efforts, continued revenue outperformance, and technology platform investments. Overall, investors were impressed by the margin improvement and see a possible multi-year growth story playing out. We continue to believe in the company as the mobile application and gaming industries grow and believe the company is well-positioned in the long-term. AppLovin continues to show great potential for a large acceleration, and we expect continued outperformance on its AI engine upgrade. The Fund holds Dell and AppLovin at the end of the reporting period.
On the negative side, our overweight in global energy technology company, Enphase Energy, Inc. (ENPH—0.35%), was a top detractor from relative returns. Its stock came under pressure after reporting second quarter earnings that beat bottom-line estimates, but the entire focus was weak revenue guidance for the next quarter due to one-time inventory rationalization. Overall, as weakness in the US residential solar market was emerging, the market did not take kindly to worse than expected results.
Overall, we still remain confident in the position as in line with increased de-carbonization efforts, solar investment is projected to eclipse oil & gas production, and we believe that Enphase is the highest quality solar energy manufacturer and likely will have consistently plentiful opportunities for growth over time. We remain optimistic about the company as we believe most of the weakness was attributed to a higher interest rate environment when in reality it should have a lower impact as the IRA bill makes the company more attractive, reacceleration commences in the US in 2023, and the company increases market presence in Europe. Furthermore, our overweight in semiconductor equipment company, MKS Instruments (MKSI—0.31%), was a top detractor from returns. The company has faced cyclical pressure that has been magnified by its high leverage relative to other semiconductor equipment companies. In addition, MKS Instruments’ industrial business, currently about 30-35% of the overall business, continues to decelerate. Despite these near-term headwinds, we believe we are nearing the bottom of the memory semi cycle, so the current pressures will rotate into cyclical tailwinds. We view the company as a best-in-class equipment manufacturer critical to the semiconductor ecosystem, and therefore, we believe it will be a beneficiary of capacity build-out in the US and other developed nations as the world seeks to be less reliant on a small handful of nations for key resources. With involvement in 85%
of the chip creation process, the company maintains a dominant position and likely will continue to benefit from this expansion.
Lastly, our overweight in specialty flavoring and food seasonings company, McCormick & Company, Inc. (MKC—0.45%), was a top detractor from relative returns. The company’s stock fell after reporting disappointing third-quarter earnings results with earnings per share dropping as the company battles higher interest expenses and high borrowing costs. Further, investors were more concerned over the volume miss driven by a slower recovery in China, which was shielded by pricing gains. However, its Flavor
Solutions business grew significantly during the quarter, and we continue to believe in the company as its America’s consumer business is improving, and it is gaining share globally. Additionally, we continue to see tailwinds from its cost-savings program going into 2024, and de-leveraging is occurring faster with M&A coming back on its radar. The Fund holds the three securities at the end of the reporting period.
The Fund did not invest in derivatives during the reporting period and had no liquidity events impact the performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Steven M. Barry and Stephen E. Becker, CFA
The following commentary is provided by subadviser , Neuberger Berman Investment Advisers LLC, for the reporting period of
7/24/2023 - 10/31/2023:
The Nationwide Fundamental All Cap Equity Portfolio demonstrated resilience in a challenging market environment characterized by policy uncertainties and inflationary pressures. Since the strategy's inception through the end of October, the sleeve managed by Neuberger Berman posted a cumulative net return of -7.30%, modestly outperforming its benchmark, the Russell 3000
®
Index
(Total Return, Unhedged, USD), which returned -7.93% over the same period.
During the reviewed period, the market was marked by significant volatility due to various macroeconomic factors. The uncertainty around monetary policy, concerns over rising interest rates, and the impact of geopolitical tensions continued to impact market sentiment. Despite these headwinds, certain sectors showed resilience and outperformed the broader market.

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Fund Commentary - 13
Several key contributors had a significant impact on the Fund's performance. Progressive Corporation, an insurance company, contributed positively to the Fund's performance. The company's robust financial results and significant enhancement in auto underwriting performance underpinned this positive return. Allstate Corporation, another significant contributor, added positively to the Fund's return. The company's successful cost-saving strategies and effective business model were key factors in this positive performance. Additionally, the company delivered a big beat with superior auto underwriting performance and higher net investment income. Despite a challenging market, T-Mobile US, Inc. managed to contribute positively. The company's competitive positioning and customer growth played a key role in its performance. The Fund holds all three securities at the end of the reporting period.
On the other hand, the Fund faced several detractors. TransUnion, a credit reporting agency, detracted from Fund’s return due to disappointing forward guidance and minimal forward-looking commentary. Dollar Tree, Inc., a discount variety store chain, also detracted from the return. The company faced difficulties due to various challenges in the retail sector. The absence of Meta
Platforms Inc. Class A in the portfolio also negatively impacted the Fund's relative performance. The Fund holds TransUnion and
Dollar Tree at the end of reporting period.
From a sector perspective, the top three contributing sectors were Financials, Health Care, and Consumer Discretionary. Strong
results from companies like Progressive Corporation and Allstate Corporation drove the Financials sector. The healthcare sector also contributed positively, benefitting from the strong performance of various healthcare companies. The Consumer Discretionary sector also added to the Fund's performance, particularly driven by the holdings within the Hotels, Restaurants & Leisure industry.
On the other hand, the performance of several sectors detracted from the Fund's overall performance. Within the Consumer Staples sector, companies in the Consumer Distribution & Retail industry faced challenges that negatively impacted the performance. In the Communication Services sector, despite the strong performance from some holdings, the Entertainment industry detracted from performance due to industry-wide volatility. Lastly, within the Energy sector, the Oil, Gas, & Consumable Fuels industry underperformed due to market challenges and volatility in oil and gas prices, contributing to the sector's negative performance.
In conclusion, despite a challenging market environment, the Nationwide Fundamental All Cap Equity Portfolio sleeve managed to outperform its benchmark. This outperformance can be attributed to the Fund's effective strategy of balancing its holdings across various sectors, coupled with the positive performance of key sectors. Looking ahead, while the market faces uncertainties and potential volatility, we believe that the Fund's sector-neutral strategy and diligent stock selection will continue to serve as vital tools in navigating these challenges and in our ongoing efforts to optimize returns for our investors.
The Fund did not invest in derivatives and did not experience any liquidity events that had material impact on performance during the period.
Subadviser:
Neuberger Berman Investment Advisers LLC
Portfolio Managers:
Timothy Creedon, CFA, David Levine, CFA, Maarten Nederlof, Ray Carroll, PHD, CFA and Simon Griffiths, CFA
The Fund is subject to the risks of investing in equity securities (including small and mid cap companies). Smaller companies generally involve greater risk because: i) they are usually less stable in price and less liquid than larger, more established companies; ii) they are more vulnerable than larger companies to adverse business and economic developments; and ii) they may have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Growth and value style risks may subject the Fund to underperformance versus other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks. Each of the Fund's subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

14 - Fund Commentary - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Fund Commentary - 15
Asset Allocation
1
Common Stocks 96.3%
Exchange Traded Funds 2.6%
Repurchase Agreement 2.5%
Master Limited Partnership 0.1%
Rights
†
0.0%
Liabilities in excess of other assets (1.5)%
100.0%
Top Industries
2
Software 10.9%
Technology Hardware, Storage & Peripherals 6.4%
Semiconductors & Semiconductor Equipment 5.9%
Interactive Media & Services 5.2%
Oil, Gas & Consumable Fuels 4.0%
Insurance 3.7%
Banks 3.5%
Financial Services 3.3%
Health Care Providers & Services 3.2%
Pharmaceuticals 3.1%
Other Industries
#
50.8%
100.0%
Top Holdings
2
Microsoft Corp. 6.2%
Apple, Inc. 6.1%
Amazon.com, Inc. 2.7%
Alphabet, Inc., Class A 2.6%
iShares Russell 2000 ETF 2.4%
NVIDIA Corp. 2.3%
Alphabet, Inc., Class C 1.7%
Visa, Inc., Class A 1.7%
JPMorgan Chase & Co. 1.5%
Procter & Gamble Co. (The) 1.4%
Other Holdings
#
71.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

16 - Fund Commentary - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
Average Annual Total Return
(For periods ended October 31, 2023)
10 yr. or
Inception
*
Date of
Inception
Class R6
1
(7.22)% 7/21/2023
Russell 3000
®
Index (5.82)%
*
Not annualized.
1
Not subject to any SCs.

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Fund Commentary - 17
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Fundamental All Cap Equity Portfolio from inception through 10/31/23 versus the Russell 3000
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - October 31, 2023 - Nationwide Multi-Cap Portfolio
For the annual period ended October 31, 2022, the Nationwide Multi-Cap Portfolio Class R6 returned -18.31% versus -16.52%
for its benchmark, the Russell 3000
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category,
Large Blend (consisting of 1163 investments as of October 31, 2022), was -15.18% for the same period. Performance for the
Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The following commentary is provided by subadviser, BlackRock Investment Management, LLC:
The U.S. equity market rallied over the fourth quarter of 2022 despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Federal Reserve (“Fed”) reiterated their plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.
At the start of 2023, the U.S. equity market rallied over the first quarter on the back of cooling inflation and resilient economic data.
In combination with a stronger-than-expected gross domestic product (“GDP”) figures, inflation data led investors to position for slower rate rises from the Fed. The Fed reiterated their commitment to raise interest rates to bring inflation down in February, especially if macro data continued to come in stronger than expected. Later in the first quarter, investors’ attention quickly switched to headline news about the banking sector, which led to a major sell-off in the financial sector. The overall market calmed after the central banks set out reassuring plans.
During the first quarter of 2023, the Fed raised the interest rate by 25 basis points (“bps”) in February and March 2023 respectively, bringing it to the range of 4.75% and 5.00%. This represented the 9th consecutive interest rate hike. A slight shift in rhetoric was interpreted, signaling that the rate hiking cycle was nearing a pause, although Fed Chair Jerome Powell was clear that additional
‘policy firming’ may be required.
In the second quarter, the U.S. equity market rallied despite concerns over the debt ceiling. Robust gains were supported by resilient economic data and strong performance by large-cap growth stocks. Concerns regarding the U.S. debt ceiling dampened market sentiment in May 2023 before Congress reached an agreement to suspend it. Later in Q2 and into Q3, markets rallied again, boosted by the technology sector on the back of enthusiasm over artificial intelligence and chipmakers. A slight inflation hike in August 2023 weighed down on market performance over the second part of Q3; however, the Fed kept rates unchanged during their September meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period and a possibility of another rate hike later in the year – potentially driven by increasing oil prices pushing the inflation rate higher.
The portfolio sleeve returned 8.57% over the period, outperforming the benchmark by 0.19%.
From a GICS sector perspective, Communication Services (+32.02%), Information Technology (+28.04%), and Consumer
Discretionary (+7.18%) were among the best performers. While Utilities (-8.59%), Real Estate (-7.77%), and Healthcare (-5.67%)
were among the worst performers.
Our Index Change strategy contributed to performance over the year. Spreads in the S&P June Share Changes and successful predictions from the S&P and Nasdaq Ad Hoc additions were strong performers while the MSCI 2022 November Share Changes was the weakest spread. For the latter, the Fund implemented an optimized hedging strategy that mitigated a portion of the losses.
While Russell spreads exhibited strength leading up to effective date, wrong way spreads on effective date largely offset gains in the Fund. Notably, the Fund capitalized on a major exchange offer from Johnson and Johnson splitting off Kenvue, as a major one-off catalyst that added alpha over Q3 2023. Overall, Index changes contributed +3.0 bps in the annual period.
From a capital markets perspective, IPOs and SPOs concluded 2022 with lighter activity but experienced an uptick in Q3 2023, backed by the broad market rallying. New IPOs like Oddity Tech (ODD) and Apogee Therapeutics (APGE) traded +36% and
+25% in their respective first days of trading leading into the busiest month of the period in September, with major IPOs like semiconductor company ARM Holdings (ARM) and tech firms like KLAVIYO and Instacart indicating potential increased breadth in the strategy going into the end of the year.
Systematic signals were mixed in the year, as Buyback strategies mostly struggled. This was offset by several successfully implemented reversion strategies as S&P reversion spreads largely added alpha in both March and June rebalances, particularly in the S&P SmallCap 600. The M&A strategy began the period with significant volatility as rapidly increasing financing costs coupled with aggressive regulatory bodies challenging and extending several deals’ expected completion timelines. Despite the
Fund realizing three official deal terminations (Tegna, First Horizon and Tower Semiconductor) in 2023, the strategy exhibited a significant recovery during Q3 2023 as several widening spreads that were unrealized losses recouped their spreads once the FTC began losing their legal challenges that were predicated on novel theories. Notable deals that closed after initial FTC challenges

Nationwide Multi-Cap Portfolio - October 31, 2023 - Fund Commentary - 19
were Activision / Microsoft, Black Knight/ Intercontinental Exchange, and Horizon Therapeutics / Amgen. While M&A transaction volumes were thinner at the start of the year, reinvestment remains a theme within risk arbs as the Fund looks opportunistically for increased breadth going into the remainder of 2023 while prioritizing careful risk management.
The Fund uses total return swaps to gain exposure to underlying equities in our risk arbitrage strategy and to create synthetic short positions for risk management and hedging, as well as systematic strategies. The derivatives are not used to create leverage and have minimal impact on active Fund performance compared to physical exposure. The Fund uses a blend of S&P
®
500 and
Russell 2000
®
market futures to equitize and deploy cash efficiently to minimize drag on performance and tracking. Exchange traded futures are employed to equitize dividend accruals, as well as to manage day-to-day cash flows generated from clients’
trades, dividends, interest received, and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The portfolio did not have any liquidity events that significantly impacted the performance during the reporting period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Jennifer Hsui, CFA; Paul Whitehead; and Peter Sietsema
The following commentary is provided by Goldman Sachs Asset Management, L.P:
Over the fiscal year, the dominant theme in the markets and the macro environment has been one of continued resilient growth, especially in the U.S., in backdrop of restrictive policy from central banks.
After a historically difficult year for multi-asset portfolios in 2022, the first half of 2023 proved to be a much more positive environment for risk assets. Despite widespread anticipation of upcoming broad based economic weakness, global trends diverged, and the US emerged as a relative outperformer in terms of growth. Despite fears over a European energy crisis, hawkish central banks, and a banking shock, equities carried forward their Q4 2022 momentum into the first half of 2023. Much of the rally into the end of Q2 of this year was driven by strong returns in the technology sector, with the structural growth expectations of artificial intelligence (AI)
acting as a tailwind. Outside of the US, the Eurozone and China were relatively weaker with each region facing its own economic headwinds. Persistent inflation and weak manufacturing weighed on Europe in particular, as the European Central Bank (“ECB”)
higher rate trajectory seemed to have a bigger impact on a slowdown in economic activity relative to the US. China faced headwinds from a slower-than-expected reopening, continued stress within the real estate sector, and muted consumer spending. Q3 was a weak quarter for financial markets. Most major asset classes sold off despite a relatively benign macroeconomic backdrop. The inflation backdrop continued to improve across major developed markets, leading major central banks to signal that they are at, or very close to, peak policy rates. In the US, economic growth remained resilient while upward momentum in inflation and the labor market began to slow – a welcome development for the US Federal Reserve (“Fed”) to achieve its inflation target on a sustainable basis. Outside of the US, Euro area and UK inflation surprised to the downside, China continued its effort to gradually support the economy, and the Bank of Japan (“BOJ”) began to gradually normalize policy. In early August, Fitch downgraded its rating on US credit from AAA to AA+. A government shutdown was narrowly avoided in September.
Global equities posted strong performance over the fiscal year, with Japanese equities standing out as a relative outperformer.
International developed markets outperformed Emerging Markets equities and US equities (as measured by the S&P 500
®
, MSCI
EAFE (unhedged), and MSCI Emerging Markets (unhedged) indices) over the fiscal year. The year of 2023 paints somewhat of a different story with Japan and US equities outperforming other regions with tailwinds from resilient growth, AI optimism, and a strong dollar. Emerging market equities were a noticeable underperformer year-to-date (“YTD”), with the aforementioned headwinds weighing on the asset class as a whole.
Within US equities, Mega Cap Tech
-
primarily driven by the Magnificent 7
-
was the key driver of returns for most of 2023. The
S&P
®
Equal Weighted Index as well as the Russell 2000 Small Cap Index posted mostly flat returns YTD, further highlighting the influence Mega Cap Tech names had on US Large Cap outperformance. The Growth and Quality factors have been clear outperformers in 2023, while Value and Momentum lagged. The IT and Communication Services sectors stand out as upside leaders for the year.

20 - Fund Commentary - October 31, 2023 - Nationwide Multi-Cap Portfolio
Within the bond markets, US High Yield and short-end US Treasuries posted attractive returns versus US and Global AGG. Long-
end US Treasuries posted negative returns during the fiscal year as the yield curve bear-steepened and rates moved higher at the long-end of the curve.
The portfolio sleeve returned 6.32% over the period, underperforming its strategic benchmark by 206 basis points (“bps”). The largest contributor to absolute performance was the Japan Equity partners allocation which contributed +2.48% to the portfolio.
The largest detractor to absolute performance in the portfolio was TOPIX futures selling which returned -4.54% over the period.
From a relative performance perspective, our investment process consists of three key elements: long-term strategic asset allocation (“SAA”), shorter-term dynamic adjustments, and manager alpha. The SAA detracted 131bps from performance relative to the benchmark primarily driven by detraction in Russell 2000 futures, as part of the Russell 3000 replication component of the portfolio. The tail-risk hedging strategy, which is the portfolio’s short-end rates strategy, also detracted 26bps over the fiscal year.
Our dynamic process contributed 42bps to performance which included the benefits of drift and cash holdings.
Within our investment process, the largest detractor was manager alpha which detracted -1.39%. This was led by the Japan
Equity Partners strategy which underperformed the TOPIX index. The strategy demonstrated a strong recovery momentum and an outperformance through August 2023. The Japanese markets experienced a very strong style rotation away from growth/quality and into value stocks in September and October 2023 driven by the hawkish Fed sentiment, expectations of a tightening monetary policy by the BOJ and a persistently weaker yen which provided temporary relief to low-quality exporters. The highest quality companies also sold-off after the strong outperformance of the first eight months of 2023 on the back of investor profit taking. As expected, the value rallies in Japan tend to last for a very short period of time as they are not driven by fundamental factors and markets eventually focus on fundamentals and earnings delivery. We begin to see signs of a fundamental recovery with the portfolio delivering solid total returns so far in November 2023 and outperforming the Index by ~126bps. Over the longer term, quality is likely to outperform broader markets in Japan amidst an otherwise slowing global macroeconomic environment. The top three contributors from a security perspective were Advantest, Asics Corporation and Ibiden. The top three detractors were
Olympus Corporation, Kyowa Kirin, and NTT Data Group. As of 10/31/2023, the Fund still holds all six securities.
The portfolio utilizes a combination of total Russell 1000 return swaps and Russell 2000 futures to synthetically replicate the
Russell 3000, along with using JPY futures and TOPIX futures to hedge exposures from the Japan Equity Partners strategy. The
Russell 2000 futures detracted -0.93% over the period while the Russell 1000 Swaps contributed +3.39% to the strategy. In totality, those two positions along with the ETF positions compose the Russell 3000 replication strategy. Short TOPIX futures and JPY FX forwards, which detracted -4.54% and contributed 2.31%, respectively, were utilized for hedging purposes against the broader
Japanese equity beta and currency risk of the Japan Equity Partners Strategy over the time period. Lastly, long options based tail risk hedging strategy detracted -0.27%.
The Fund did not have any liquidity events that materially impacted the performance.
Subadviser:
Goldman Sachs Asset Management, L.P
Portfolio Managers:
Neill Nuttal, Wael Younan, Siwen Wu and Alexandra Wilson-Elizondo
The following commentary is provided by Janus Henderson Investors US LLC:
During the fiscal year ending Oct 31, 2023, our portfolio sleeve returned 6.94% and the Russell 3000
®
benchmark returned 8.38%,
with the former underperforming by 144 bps. The US market environment over the period was characterized by two distinct regimes. The first was a disinflationary regime that witnessed inflation pressures ebb and the second was in direct contrast that witnessed inflation risk re-emerge.
During the disinflationary phase from November to July 2023, looser monetary policy began to be priced and evidence of a strong economy and labor markets put recession risk at bay. A risk on rally unfolded with US equities returning nearly 20% regaining most of the 2022 equity drawdown. The portfolio’s active risk, with its overweight in equity exposure, was positioned to profit from this moderation; however, the portfolio was not positioned for the re-emergence of inflation and tighter monetary policy risk that unfolded the later part of the fiscal year. Starting in August, the Fed outlook quickly changed from accommodative to “higher for longer” as a resilient economy stoked inflation worries leading to rapid rise in real rates.

Nationwide Multi-Cap Portfolio - October 31, 2023 - Fund Commentary - 21
The multi-asset nature of the strategy is sensitive to rapid rises in real rates, which pose challenges because they are often the exogenous result of reactive central banks and hence their risks are difficult to forecast and lead to diversification failure. These types of challenges were seen in 2022 and other historical periods. Beginning in August, the challenge was in fact more acute than in 2022 as the rate of increase in interest rates was nearly doubled. The surprise hawkish US Fed shift, the ramp up in US debt issuance and positioning of trend following traders were a perfect storm that all together fueled the acute and compressed bond sell off.
Our forward-looking investment signals were not able to keep up with the blistering pace of the real rate increase. The Fund was overweight 15% equities and held 1.1 years of duration at the start of August due to an attractive risk profile and we saw both reflecting greater levels of expected upside than downside volatility. As a result, the subsequent 100 bps rise in US interest rates and 9% loss in US equities erased all and more of the Fund’s earlier gains relative to the benchmark. Ultimately, the Fund underperformed the Russell 3000
®
by 120 bps. The largest contributor to this loss was the long positions in US fixed income, especially Treasuries, that contributed 71 bps towards the underperformance. Larger losses were avoided as equity exposure and duration were reduced due to our signals indicating increasing downside risks.
The largest contributors to relative performance were the long position in the Nasdaq Index that contributed 22 bps in the outperformance, call options purchased on Microsoft that contributed 5 bps and the long position in Japan TOPIX Index that contributed 4 bps. These positions were taken on signal forecasts of larger upside than downside volatility. The positions benefited from a combination of expected looser US monetary policy and the growth potential of AI that triggered a massive rally in US technology and welcomed inflation in Japan that led Japanese equities to outpace US, European and Emerging Markets’ equities over the fiscal year.
The largest detractors to performance were the long position in the Russell 2000
®
Index that detracted 28 bps in performance, the
long position in US 20+ year Treasuries that detracted 27 bps, and the long position in US 5-year Treasuries that detracted 25 bps.
These positions were taken on signal forecasts of larger upside than downside volatility. The Treasury positions lost significantly because of the sharp increase in interest rates that began in August 2023 as a “satisfied” Fed quickly turned hawkish on inflation worries. Small cap US equities unfortunately underperformed the broader US equity market because they are very susceptible to a rise in financing costs as their balance sheets are not as strong as their larger cap counterparts.
At the end of the fiscal period, the Fund is positioned for a retrenchment in interest rates that will likely also bring relief to equities and is overweight equities and long duration. The data indicates a very attractive opportunity set going forward; however, we are aware that a risk to this thesis is the “self-reinforcing” nature of inflation that historically has led to multiple waves. To hedge this risk, we purchased opportunistic downside Treasury and Russell 2000
®
equity protection in the form of put spreads.
The Fund utilizes derivatives significantly to gain both its passive Russell 3000 exposure and its active risk exposures. The derivatives used include equity and treasury futures, options, and total return swaps. These derivative positions allow the portfolio to gain desired exposures, whether they are long or protective exposures, in a low-cost liquid way.
The portfolio did not have any liquidity events that had a material impact to the performance.
Subadviser:
Janus Henderson Investors US LLC
Portfolio Managers:
Ashwin Alankar, Ph.D and Allan Maymin
The following commentary is provided by Western Asset Management Company:
The reporting period was marked by sticky, but generally declining inflation in the US and high-rate volatility. During Q1 2023, developments in the regional banking sector came to the forefront when Silicon Valley Bank and Signature Bank were shut down after the banks failed to stem deposit outflows, but contagion risks were mitigated when the FDIC guaranteed uninsured deposits.
U.S. employment data generally remained strong as nonfarm payrolls mostly exceeded expectations, which eased concerns over a near-term economic hard landing. US Treasury yields rose to multi-year highs as US economic resilience as well as higher
Fed Funds rate expectations from FOMC members revived a “higher-for-longer” narrative for policy rates. US economic data generally raised hopes that the US could avoid a sharp downturn, while also pointing to signs of a moderating outlook for both employment and inflation. Softer inflation readings set the stage for the Federal Reserve (“Fed”) to slow the pace of rate hikes and pause in June 2023 before hiking again to a target range of 5.25%-5.50% in July, as Fed Chair Jerome Powell emphasized that future decisions would be data-dependent as well as pledging to “proceed carefully” with respect to future rate decisions. The Fed kept the Fed Funds target rate unchanged at 5.25%-5.50% in September, while the updated Summary of Economic Projections

22 - Fund Commentary - October 31, 2023 - Nationwide Multi-Cap Portfolio
for September showed Fed officials anticipate less easing over the next two years. A confluence of additional factors put further upward pressure on yields: Fitch’s downgrade of long-term US debt to AA+, a higher-than-expected UST issuance announcement as well as a surge in energy prices towards the end of the reporting period that stoked inflation concerns. Heightened uncertainty over long-run interest rates raised global term premiums and steepened global government bond yield curves.
For the period ending October 31, 2023, our Nationwide Multi-Cap sleeve outperformed its benchmark, the Russell 3000 Index, by approximately 6 basis points (bps). The largest contributor was structured product exposure in aggregate across Asset-Backed
Securities, Non-Agency Residential Mortgage-Backed Securities, and Commercial Mortgage-Backed Securities (“CMBS”).
Markets were relatively resilient in the face of concerns over CMBS credit deterioration, allowing higher income to contribute to returns. Investment Grade corporate exposure also contributed, particularly within the banking sector, as large non-regional banks generally benefitted from higher yields and secular de-risking. Emerging Markets (“EM”) exposure similarly contributed.
USD spreads, particularly within EM corporates, tightened over the reporting period and high yields bolstered returns. The largest detractor was rates positioning. Rates were volatile over the period, declining at certain parts of the curve in the beginning of
2023 but ultimately increasing materially by the end of October (+88bps at the 10-year point). The Fund maintained a modest duration exposure in line with the prior year to hedge credit volatility and capitalize on softening inflation and economic conditions, however, the general rise in rates over the period detracted from returns. Agency MBS exposure was also a meaningful detractor.
Conventional 30-year mortgage exposure in particular detracted, led by lower coupons underperforming. The Fund added meaningfully to Agency MBS exposure throughout the reporting period as spreads widened and relative value emerged. A minor detractor was FX exposure within developed and emerging markets. The US dollar broadly strengthened, in part due to higher US yields along with higher global inflation.
During the reporting period, interest rate options, futures, and swaps were used to manage the portfolio’s duration and yield curve exposure. Equity index derivatives, specifically total return swaps on the Russell 3000 Index, were utilized in order to replicate the returns of the Russell 3000 Index, in keeping with the nature of the strategy. Overall, derivatives had a positive impact on portfolio performance during the period.
The Fund did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Western Asset Management Company, LLC
Portfolio Managers:
S. Kenneth Leech, Nicholas Mastroianni and John Bellows
The Fund employs an enhanced indexing strategy designed to match or incrementally exceed the performance of the U.S. equity market, regardless of whether the market is rising or falling. As a result, the Fund will be unable to avoid declining equity markets and may underperform actively managed non-index funds. The strategy also creates a greater chance of higher tracking error and a higher portfolio turnover rate than if the Fund were to follow a passive strategy designed to replicate an index. The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies: i) are usually less stable in price and less liquid than larger, more-established companies; ii) are more vulnerable than larger companies to adverse business and economic developments; and iii) may have more-limited resources. Therefore, they generally involve greater risk. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more unpredictable price changes than are more-established stocks. The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds) and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They also are subject to the claims-paying ability of the issuing company. The Fund may invest in corporate loans (which have speculative characteristics and are high risk). The Fund may invest in more aggressive investments such as derivatives
(which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities
(which are volatile, harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks. Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based.

Nationwide Multi-Cap Portfolio - October 31, 2023 - Fund Commentary - 23
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2023 - Nationwide Multi-Cap Portfolio
Asset Allocation
1
Common Stocks 64.1%
Short-Term Investments 11.5%
Corporate Bonds 6.5%
Asset-Backed Securities 2.1%
Exchange Traded Funds 1.8%
Mortgage-Backed Securities 1.6%
Commercial Mortgage-Backed Securities 1.0%
Collateralized Mortgage Obligations 0.9%
Repurchase Agreements 0.8%
U.S. Treasury Obligations 0.4%
Foreign Government Securities 0.2%
Interest Rate Swaps 0.1%
Forward Currency Contracts 0.1%
Purchased Options 0.1%
U.S. Government Agency Security 0.1%
Purchased Swaptions
†
0.0%
Closed End Fund
†
0.0%
Rights
†
0.0%
Written Swaptions
†
0.0%
Credit Default Swaps
†
(0.0)%
Written Options
†
0.0%
Futures Contracts (0.1)%
Total Return Swaps (1.4%)
Other assets in excess of liabilities
§
10.2%
100.0%
Top Industries
2
Software 7.2%
Semiconductors & Semiconductor Equipment 4.6%
Technology Hardware, Storage & Peripherals 4.3%
Banks 4.0%
Oil, Gas & Consumable Fuels 3.8%
Interactive Media & Services 3.4%
Financial Services 3.1%
Pharmaceuticals 2.8%
Capital Markets 2.4%
Health Care Providers & Services 2.3%
Other Industries
#
62.1%
100.0%
Top Holdings
2
Apple, Inc. 4.2%
Microsoft Corp. 4.2%
Amazon.com, Inc. 2.0%
NVIDIA Corp. 1.6%
Brookfield Infrastructure Holdings Canada, Inc.,
11/2/2023 1.3%
Alphabet, Inc., Class A 1.2%
Corp Andina de Fomento , 12/21/2023 1.2%
Meta Platforms, Inc., Class A 1.1%
Alphabet, Inc., Class C 1.0%
Southern California Edison Co., 1/3/2024 1.0%
Other Holdings
#
81.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Multi-Cap Portfolio - October 31, 2023 - Fund Commentary - 25
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class R6
1
7.90% 8.52% 9.50% 12/6/2018
Russell 3000
®
Index 8.38% 9.19% 9.97%
1
Not subject to any SCs.

26 - Fund Commentary - October 31, 2023 - Nationwide Multi-Cap Portfolio
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Multi-Cap Portfolio from inception through
10/31/23 versus the Russell 3000
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2023 - Fund Commentary - 27
For the annual period ended October 31, 2023, the Nationwide U.S. 130/30 Equity Portfolio Class R6 returned 7.64% versus
10.14% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Blend (consisting of 1,239 investments as of October 31, 2023), was 8.58% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
U.S. equities rose during the fiscal year period, rebounding from the prior trailing one-year period. Fading recession concerns, moderating inflation, and mostly encouraging economic data drove stocks higher. Growth stocks outperformed value stocks, while large caps outperformed small caps.
Jacobs Levy’s investment process is engineered to combine human insight and intuition, finance and behavioral theory, and quantitative and statistical methods. The firm’s stock selection process entails sophisticated modeling of a large number of stocks and proprietary factors using financial statements, analyst forecasts, corporate management signals, economic data and security pricing, as well as alternative data sources. Based on our factor models, we forecast expected returns for every security in our investment universe. Portfolios are diversified across individual stocks, industries, and sectors.
The Fund underperformed the S&P 500
®
Index during the period. Communication services, utilities and health care sectors contributed positively to relative performance, while consumer discretionary, financials and materials detracted. Security selection in Information Technology, Financials, and Consumer Discretionary detracted from performance, although security selection in Communication Services, Utilities, and Industrials contributed. Overweights to Utilities and Consumer Discretionary and an
underweight to Communication Services hurt, while an overweight to Information Technology and an underweight to Real Estate helped the performance.
The top three stock contributors to relative performance held during the period were overweight to Meta Platforms Inc. Class A
(META), Dell Technologies, Inc. Class C (DELL), and FedEx Corporation (FDX). At the end of the period, the Fund held META and no longer held Dell and FedEx .
The top three stock detractors to relative performance held during the period were underweights to NVIDIA Corporation (NVDA)
and Tesla, Inc. (TSLA), and an overweight to First Republic Bank (FRCB). At the end of the period, the Fund held NVDA and no longer held Tesla and First Republic Bank.
The Fund permits a modest amount of short exposure in conjunction with a predominantly long portfolio. The 130-30 portfolio allocates approximately 130% of capital to long equity exposures and approximately 30% of capital to short equity exposures, thus maintaining 100% net exposure to the underlying benchmark’s systematic risk and return. This portfolio structure enables us to exploit security valuation insights more fully (as compared to a long-only portfolio).
In selecting stocks for either the long portfolio or short portfolio, Jacobs Levy employs an evaluation process that focuses on modeling a large number of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices. This investment approach is intended to seek diversification across market inefficiencies, securities, industries, and sectors, while seeking to manage overall portfolio risk exposures relative to the
S&P 500
®
Index.
To implement this strategy, the Fund is invested in a combination of direct U.S. equity positions and individual total return swaps on
U.S. equity securities. Short exposure to equity securities is gained through the use of swap contracts and long exposure to equity positions is gained by investing 100% of the portfolio directly in stocks and approximately 30% of the portfolio through swaps.
While the strategy utilizes swaps as part of the implementation, stock selection and risk management are determined at the overall portfolio level through a unified investment process. For this reason, performance attribution of the swap positions is not a meaningful measure and should not be evaluated as a separate component of the Fund’s total return.
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D and Kenneth N. Levy, CFA

28 - Fund Commentary - October 31, 2023 - Nationwide U.S. 130/30 Equity Portfolio
The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund uses a long/short strategy: a long position (i.e., the Fund owns a stock outright) will cause the Fund to lose money if the price of the stock declines, and a short position will cause the Fund to lose money if the price of the stock increases. Short sales involve a form of leverage (investment exposure that exceeds the initial amount invested), which can exaggerate the Fund’s losses. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
S&P Indexes are trademarks of Standard & Poor’s and have been licensed for use by Nationwide Fund Advisors. The Products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 97.1%
Total Return Swaps 0.1%
Other assets in excess of liabilities 2.8%
100.0%
Top Industries
2
Software 11.7%
Technology Hardware, Storage & Peripherals 8.1%
Insurance 6.0%
Semiconductors & Semiconductor Equipment 5.7%
Financial Services 5.6%
Hotels, Restaurants & Leisure 5.0%
Interactive Media & Services 4.8%
Health Care Providers & Services 4.8%
IT Services 4.1%
Electric Utilities 3.6%
Other Industries 40.6%
100.0%
Top Holdings
2
Apple, Inc. 7.1%
Microsoft Corp. 5.0%
Meta Platforms, Inc., Class A 3.0%
NVIDIA Corp. 2.8%
Mastercard, Inc., Class A 2.7%
AutoZone, Inc. 1.9%
Alphabet, Inc., Class C 1.9%
Humana, Inc. 1.9%
Valero Energy Corp. 1.8%
Intel Corp. 1.7%
Other Holdings 70.2%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2023 - Fund Commentary - 29
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class R6
1
7.64% 5.72% 9/9/2022
S&P 500
®
Index 10.14% 6.90%
1
Not subject to any SCs.

30 - Fund Commentary - October 31, 2023 - Nationwide U.S. 130/30 Equity Portfolio
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide U.S. 130/30 Equity Portfolio from inception through 10/31/23 versus the S&P 500
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

1940 Act Funds - October 31, 2023 - Shareholder Expense Example - 31
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2023*) and continued to hold your shares at the end of the reporting period (October 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2023* through October 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2023* through October 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
* For Nationwide Fundamental All Cap Equity Portfolio, commencement of operations is July 24, 2023.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide Bond Portfolio
Class R6 Shares
Actual
(a)
1,000.00 936.70 1.56 0.32
Hypothetical
(a)(b)
1,000.00 1,023.59 1.63 0.32
Nationwide Fundamental All Cap Equity Portfolio
Class R6 Shares
Actual
(c)
1,000.00 927.80 0.73 0.27
Hypothetical
(b)(d)
1,000.00 1,023.84 1.38 0.27
Nationwide Multi-Cap Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,001.70 1.36 0.27
Hypothetical
(a)(b)
1,000.00 1,023.84 1.38 0.27

32 - Shareholder Expense Example - October 31, 2023 - 1940 Act Funds
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide U.S. 130/30 Equity Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,000.00 2.47 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2023 through
October 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.
(c) Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from July 24, 2023 through October 31, 2023 multiplied by 100/365 to reflect the period from commencement of operations.
(d) Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1,
2023 through October 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

Nationwide Bond Portfolio - October 31, 2023 - Statement of Investments - 33
Asset-Backed Securities 8.5%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 4.8%
Other 4.8%
37 Capital CLO I, Series
2021-1A, Class A,
6.86%, 10/15/2034(a)(b) 2,500,000 2,456,440
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
6.76%, 1/15/2035(a)(b) 635,000 627,233
AMMC CLO XI Ltd., Series
2012-11A, Class A1R2,
6.66%, 4/30/2031(a)(b) 2,009,412 1,998,107
Barings CLO Ltd., Series
2019-3A, Class A1R,
6.75%, 4/20/2031(a)(b) 3,500,000 3,480,281
Cedar Funding IX CLO
Ltd., Series 2018-
9A, Class A1, 6.66%,
4/20/2031(a)(b) 1,868,895 1,859,664
CIFC Funding Ltd., Series
2018-2A, Class A1,
6.72%, 4/20/2031(a)(b) 1,873,419 1,864,623
Diameter Capital CLO
4 Ltd., Series 2022-
4A, Class A1, 7.79%,
1/15/2036(a)(b) 2,000,000 2,001,372
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A,
Class AR2, 6.76%,
10/29/2029(a)(b) 1,060,165 1,058,524
Hayfin US XII Ltd., Series
2018-8A, Class A,
6.80%, 4/20/2031(a)(b) 1,806,443 1,797,953
Invesco CLO Ltd., Series
2021-2A, Class A,
6.78%, 7/15/2034(a)(b) 3,000,000 2,974,032
LCM 39 Ltd., Series
39A, Class A1, 7.35%,
10/15/2034(a)(b) 745,000 746,354
Oaktree CLO Ltd., Series
2021-1A, Class A1,
6.82%, 7/15/2034(a)(b) 3,500,000 3,453,671
OHA Credit Funding 6 Ltd.,
Series 2020-6A, Class
AR, 6.82%, 7/20/2034(a)
(b) 3,300,000 3,283,355
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R, 6.78%,
11/14/2034(a)(b) 4,000,000 3,977,304
Park Blue CLO 2022-II
Ltd., Series 2022-
2A, Class A1, 7.97%,
1/20/2035(a)(b) 1,500,000 1,506,440
PARK BLUE CLO Ltd.,
Series 2023-3A, Class
A1, 7.42%, 4/20/2036(a)
(b) 3,500,000 3,499,867
PPM CLO Ltd., Series
2022-6A, Class A,
7.87%, 1/20/2031(a)(b) 2,890,000 2,892,436
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
RR 26 Ltd., Series 2023-
26A, Class A1, 7.17%,
4/15/2038(a)(b) 2,200,000 2,190,452
Southwick Park CLO
LLC, Series 2019-4A,
Class A1R, 6.74%,
7/20/2032(a)(b) 2,000,000 1,983,858
43,651,966
JERSEY 0.7%
Other 0.7%
Benefit Street Partners
CLO XXX Ltd., Series
2023-30A, Class A,
7.48%, 4/25/2036(a)(b) 3,200,000 3,211,264
Halseypoint CLO 7 Ltd.,
Series 2023-7A, Class
A, 7.51%, 7/20/2036(a)
(b) 2,100,000 2,103,931
Silver Point CLO 1 Ltd.,
Series 2022-1A, Class
A1, 7.87%, 1/20/2036(a)
(b) 1,100,000 1,108,402
6,423,597
UNITED STATES 3.0%
Automobiles 1.6%
GM Financial Consumer
Automobile Receivables
Trust, Series 2023-4,
Class A2A, 5.89%,
11/16/2026 2,475,000 2,473,976
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,172,424
Hyundai Auto Lease
Securitization Trust,
Series 2021-B, Class
A4, 0.38%, 8/15/2025(b) 1,072,171 1,069,740
Hyundai Auto Receivables
Trust, Series 2023-A,
Class A2A, 5.19%,
12/15/2025 2,114,763 2,106,455
Mercedes-Benz Auto
Receivables Trust,
Series 2023-2, Class A2,
5.92%, 11/16/2026 550,000 549,902
Nissan Auto Receivables
Owner Trust
Series 2023-A, Class
A2A, 5.34%, 2/17/2026 2,200,000 2,191,428
Series 2023-B, Class
A3, 5.93%, 3/15/2028 725,000 726,699
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 500,000 484,269
Series 2021-3, Class D,
1.33%, 9/15/2027 1,000,000 941,914

34 - Statement of Investments - October 31, 2023 - Nationwide Bond Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Auto
Receivables Trust,
Series 2023-B, Class
A2A, 5.25%, 11/16/2026 2,188,883 2,178,370
14,895,177
Credit Card 0.9%
Barclays Dryrock Issuance
Trust, Series 2023-
1, Class A, 4.72%,
2/15/2029 4,400,000 4,302,544
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A,
4.95%, 10/15/2027 2,200,000 2,170,987
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,232,305
8,705,836
Other 0.5%
Clover CLO LLC, Series
2021-1A, Class A,
6.77%, 4/22/2034(a)(b) 4,500,000 4,442,832
Helios Issuer LLC, Series
2023-GRID1, Class 1A,
5.75%, 12/20/2050(b) 275,000 270,206
4,713,038
28,314,051
Total Asset-Backed Securities
(cost  $78,354,558) 78,389,614
Collateralized Mortgage Obligations 1.1%
UNITED STATES 1.1%
Connecticut Avenue
Securities Trust
Series 2019-R07,
Class 1M2, 7.54%,
10/25/2039(a)(b) 15,095 15,095
Series 2020-R01,
Class 1M2, 7.49%,
1/25/2040(a)(b) 90,952 91,861
Series 2023-R03,
Class 2M2, 9.22%,
4/25/2043(a)(b) 514,218 533,966
Series 2023-R05,
Class 1M2, 8.42%,
6/25/2043(a)(b) 390,000 397,732
Series 2023-R06,
Class 1M2, 8.02%,
7/25/2043(a)(b) 400,000 403,262
FHLMC STACR REMIC
Trust, Series 2022-
HQA1, Class M1B,
8.82%, 3/25/2042(a)(b) 650,000 668,267
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 7.49%,
4/25/2049(a)(b) 832,517 836,140
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2023-HQA2,
Class M1B, 8.67%,
6/25/2043(a)(b) 653,000 667,574
GNMA REMIC, Series
2021-135, Class A,
2.00%, 8/20/2051 7,764,590 5,957,994
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 626,789
10,198,680
0
Total Collateralized Mortgage Obligations
(cost $10,715,732) 10,198,680
Commercial Mortgage-Backed Securities 3.1%
UNITED STATES 3.1%
BANK
Series 2019-BN17,
Class A4, 3.71%,
4/15/2052 1,000,000 879,181
Series 2022-BNK39,
Class A4, 2.93%,
2/15/2055(a) 1,900,000 1,482,569
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,082,011
Series 2023-BNK46,
Class A4, 5.75%,
8/15/2056 1,750,000 1,668,859
Series 2017-BNK6,
Class ASB, 3.29%,
7/15/2060 727,062 693,912
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 608,552
Series 2022-BNK40,
Class A4, 3.39%,
3/15/2064(a) 2,380,000 1,929,094
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 676,542
BBCMS Mortgage Trust ,
Series 2023-C21, Class
AS, 6.51%, 9/15/2056(a) 900,000 867,581
Benchmark Mortgage
Trust
Series 2018-B8, Class
AS, 4.53%, 1/15/2052(a) 500,000 438,681
Series 2020-B16, Class
A5, 2.73%, 2/15/2053 750,000 612,280
Series 2020-B21, Class
A4, 1.70%, 12/17/2053 300,000 226,024

Nationwide Bond Portfolio - October 31, 2023 - Statement of Investments - 35
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
BX Commercial Mortgage
Trust , Series 2023-
VLT2, Class A, 7.62%,
6/15/2040(a)(b) 2,000,000 1,992,868
Citigroup Commercial
Mortgage Trust
Series 2023-PRM3,
Class A, 6.36%,
7/10/2028(a)(b) 1,500,000 1,476,248
Series 2019-GC41,
Class A4, 2.62%,
8/10/2056 500,000 412,149
FHLMC Multifamily
Structured Pass-
Through Certificates
REMIC
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,876,528
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 931,517
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 792,779
Series KF153, Class AS,
6.00%, 2/25/2033(a) 800,000 796,041
FNMA ACES REMIC,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 746,279
GS Mortgage Securities
Trust , Series 2017-
GS7, Class A4, 3.43%,
8/10/2050 1,400,000 1,240,141
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 737,737
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 454,329
Series 2015-C31, Class
A3, 3.80%, 8/15/2048 345,330 326,001
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 444,871
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 508,811
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 446,624
Wells Fargo Commercial
Mortgage Trust
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 438,961
Series 2020-C58, Class
A4, 2.09%, 7/15/2053 2,815,000 2,120,175
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,143,136
Total Commercial Mortgage-Backed
Securities
(cost $31,046,319)
28,050,481
Corporate Bonds 39.6%
BELGIUM 0.9%
Beverages 0.9%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 3,025,000 2,662,119
Anheuser-Busch InBev
Worldwide, Inc., 4.75%,
1/23/2029 5,775,000 5,573,336
8,235,455
CANADA 0.8%
Banks 0.5%
Bank of Montreal, 3.70%,
6/7/2025 670,000 645,813
Bank of Nova Scotia (The),
2.20%, 2/3/2025 1,000,000 953,915
Canadian Imperial Bank
of Commerce, 1.25%,
6/22/2026(c) 850,000 752,795
Royal Bank of Canada
2.05%, 1/21/2027 500,000 442,520
3.63%, 5/4/2027 150,000 138,940
Toronto-Dominion Bank
(The), 0.75%, 1/6/2026 1,200,000 1,073,119
4,007,102
Capital Markets 0.0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 279,134
Oil, Gas & Consumable Fuels 0.3%
Canadian Natural
Resources Ltd., 3.85%,
6/1/2027(c) 580,000 537,673
Enbridge, Inc.
1.60%, 10/4/2026 400,000 355,124
4.25%, 12/1/2026(c) 500,000 475,086
5.70%, 3/8/2033 847,000 791,974
2.50%, 8/1/2033 925,000 667,349
2,827,206
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 93,909
Wireless Telecommunication Services 0.0%
†
Rogers Communications,
Inc., 3.20%, 3/15/2027 425,000 386,353
7,593,704
CHINA 0.3%
Semiconductors & Semiconductor Equipment 0.3%
NXP BV
3.15%, 5/1/2027(c) 265,000 239,891
3.40%, 5/1/2030 2,725,000 2,285,889

36 - Statement of Investments - October 31, 2023 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
CHINA
Semiconductors & Semiconductor Equipment
2.50%, 5/11/2031 400,000 305,469
2,831,249
FRANCE 0.1%
Banks 0.1%
BPCE SA, 4.63%,
9/12/2028(b) 1,250,000 1,144,936
GERMANY 0.1%
Capital Markets 0.1%
Deutsche Bank AG
(SOFR + 1.13%),
1.45%, 4/1/2025(d) 1,000,000 976,018
(SOFR + 1.22%),
2.31%, 11/16/2027(d) 150,000 129,739
1,105,757
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC
3.00%, 10/29/2028 1,075,000 905,413
3.30%, 1/30/2032 764,000 591,480
3.40%, 10/29/2033 1,325,000 990,836
2,487,729
JAPAN 0.7%
Automobiles 0.0%
†
Honda Motor Co. Ltd.,
2.53%, 3/10/2027(c) 420,000 379,690
Banks 0.7%
Mitsubishi UFJ Financial
Group, Inc.
1.41%, 7/17/2025 1,000,000 924,022
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.55%), 0.95%,
7/19/2025(d) 880,000 846,416
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.67%), 1.64%,
10/13/2027(d) 850,000 745,631
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.83%), 2.34%,
1/19/2028(d) 200,000 176,752
Mizuho Financial Group,
Inc., (CME Term SOFR
3 Month + 1.24%),
2.84%, 7/16/2025(d) 400,000 390,022
Sumitomo Mitsui Financial
Group, Inc.
0.95%, 1/12/2026(c) 2,250,000 2,011,975
1.40%, 9/17/2026 260,000 228,211
5,323,029
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Capital Markets 0.0%
†
Nomura Holdings, Inc.,
5.10%, 7/3/2025 320,000 313,850
6,016,569
MEXICO 0.4%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,557,875
Construction & Engineering 0.2%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,217,673
Metals & Mining 0.0%
†
Southern Copper Corp.,
3.88%, 4/23/2025 185,000 178,942
3,954,490
NETHERLANDS 0.0%
†
Banks 0.0%
†
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 240,095
ING Groep NV, 3.95%,
3/29/2027 200,000 185,166
425,261
QATAR 0.1%
Oil, Gas & Consumable Fuels 0.1%
QatarEnergy , Reg. S,
2.25%, 7/12/2031 1,570,000 1,226,261
SAUDI ARABIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Saudi Arabian Oil
Co., Reg. S, 3.50%,
4/16/2029 2,370,000 2,103,849
SOUTH KOREA 0.0%
†
Metals & Mining 0.0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 344,609
SPAIN 0.6%
Banks 0.5%
Banco Santander SA
2.75%, 5/28/2025 400,000 376,930
1.85%, 3/25/2026(c) 2,000,000 1,786,787
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.90%), 1.72%,
9/14/2027(d) 400,000 346,713
6.92%, 8/8/2033 2,400,000 2,229,070
4,739,500
Diversified Telecommunication Services 0.1%
Telefonica Emisiones SA,
4.67%, 3/6/2038(c) 825,000 641,462
5,380,962

Nationwide Bond Portfolio - October 31, 2023 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND 0.3%
Capital Markets 0.3%
UBS Group AG
3.75%, 3/26/2025 250,000 240,747
(SOFR + 1.56%),
2.59%, 9/11/2025(b)(d) 793,000 764,770
(United States SOFR
Compounded Index
+ 0.98%), 1.31%,
2/2/2027(b)(d) 250,000 221,311
(SOFR + 5.02%),
9.02%, 11/15/2033(b)(d) 975,000 1,092,210
2,319,038
UNITED ARAB EMIRATES 0.2%
Oil, Gas & Consumable Fuels 0.2%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,086,794
UNITED KINGDOM 1.2%
Banks 0.9%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.30%), 5.30%,
8/9/2026(d) 215,000 209,786
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 2.28%,
11/24/2027(d) 740,000 647,764
HSBC Holdings plc
(SOFR + 1.51%),
4.18%, 12/9/2025(d) 585,000 569,718
(SOFR + 1.10%),
2.25%, 11/22/2027(d) 1,775,000 1,556,247
(SOFR + 2.61%),
5.21%, 8/11/2028(c)(d) 2,215,000 2,112,694
Lloyds Banking Group plc
4.45%, 5/8/2025 200,000 194,258
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.75%), 4.72%,
8/11/2026(d) 730,000 707,583
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(d) 1,235,000 1,096,524
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(d) 1,200,000 1,148,194
8,242,768
Beverages 0.0%
†
Diageo Capital plc, 2.00%,
4/29/2030 400,000 318,023
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Food Products 0.0%
†
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 413,659
Tobacco 0.3%
BAT Capital Corp.
3.56%, 8/15/2027 300,000 271,964
2.26%, 3/25/2028 970,000 814,032
7.75%, 10/19/2032 110,000 112,877
BAT International Finance
plc
1.67%, 3/25/2026 1,500,000 1,350,852
4.45%, 3/16/2028 325,000 299,448
2,849,173
11,823,623
UNITED STATES 33.4%
Aerospace & Defense 0.4%
Boeing Co. (The)
5.04%, 5/1/2027 200,000 193,659
3.38%, 6/15/2046 2,650,000 1,598,773
3.85%, 11/1/2048 450,000 290,938
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 452,994
RTX Corp.
3.95%, 8/16/2025(c) 800,000 773,819
4.05%, 5/4/2047 825,000 577,145
3,887,328
Automobiles 0.6%
General Motors Co.
4.20%, 10/1/2027 800,000 740,876
5.95%, 4/1/2049 1,375,000 1,111,716
Hyundai Capital America
5.70%, 6/26/2030(b) 1,300,000 1,231,148
6.20%, 9/21/2030(b) 2,410,000 2,341,166
5,424,906
Banks 5.0%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 966,514
Bank of America Corp.
(SOFR + 0.65%),
1.53%, 12/6/2025(d) 1,300,000 1,227,680
(SOFR + 1.15%),
1.32%, 6/19/2026(d) 550,000 505,461
(SOFR + 1.75%),
4.83%, 7/22/2026(c)(d) 635,000 618,784
(SOFR + 1.01%),
1.20%, 10/24/2026(d) 1,000,000 903,350
(SOFR + 0.96%),
1.73%, 7/22/2027(d) 2,000,000 1,765,021
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(d) 500,000 461,434
(SOFR + 2.04%),
4.95%, 7/22/2028(c)(d) 660,000 627,225
(SOFR + 1.63%),
5.20%, 4/25/2029(d) 2,745,000 2,609,848

38 - Statement of Investments - October 31, 2023 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 1.06%),
2.09%, 6/14/2029(d) 4,075,000 3,364,506
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(d) 1,209,000 861,648
6.11%, 1/29/2037 3,050,000 2,898,004
Bank of America Corp.,
Series N, (SOFR
+ 0.91%), 1.66%,
3/11/2027(d) 200,000 178,947
Citigroup, Inc.
(SOFR + 1.37%),
4.14%, 5/24/2025(d) 580,000 572,840
4.40%, 6/10/2025 200,000 193,562
3.20%, 10/21/2026 1,000,000 921,863
(SOFR + 0.77%),
1.46%, 6/9/2027(c)(d) 4,150,000 3,652,845
4.45%, 9/29/2027 400,000 369,497
(SOFR + 1.35%),
3.06%, 1/25/2033(d) 3,650,000 2,810,166
HSBC USA, Inc., 3.75%,
5/24/2024 220,000 217,140
JPMorgan Chase & Co.
(CME Term SOFR 3
Month + 1.59%), 2.01%,
3/13/2026(d) 979,000 923,840
(SOFR + 1.85%),
2.08%, 4/22/2026(d) 491,000 461,454
2.95%, 10/1/2026 753,000 696,657
(SOFR + 0.80%),
1.05%, 11/19/2026(d) 1,000,000 899,370
(SOFR + 0.89%),
1.58%, 4/22/2027(d) 218,000 194,485
(SOFR + 0.77%),
1.47%, 9/22/2027(d) 1,000,000 871,135
(SOFR + 1.89%),
2.18%, 6/1/2028(d) 1,850,000 1,608,194
(SOFR + 1.99%),
4.85%, 7/25/2028(d) 1,665,000 1,590,918
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(d) 400,000 322,553
(SOFR + 1.26%),
2.96%, 1/25/2033(d) 425,000 331,115
(SOFR + 1.80%),
4.59%, 4/26/2033(d) 5,075,000 4,460,516
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(d) 1,135,000 1,137,835
(SOFR + 1.85%),
5.05%, 1/27/2034(d) 1,280,000 1,071,467
Truist Financial Corp.
3.70%, 6/5/2025 1,000,000 959,466
(SOFR + 2.05%),
6.05%, 6/8/2027(d) 380,000 372,216
US Bancorp
(SOFR + 1.66%),
4.55%, 7/22/2028(c)(d) 170,000 157,802
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 2.02%),
5.78%, 6/12/2029(d) 1,025,000 985,601
Wells Fargo & Co.
(SOFR + 1.32%),
3.91%, 4/25/2026(d) 1,605,000 1,547,548
(SOFR + 1.51%),
3.53%, 3/24/2028(d) 705,000 642,801
(SOFR + 2.10%),
2.39%, 6/2/2028(d) 1,500,000 1,307,501
(SOFR + 2.10%),
4.90%, 7/25/2033(d) 366,000 321,697
46,590,506
Beverages 0.7%
Constellation Brands, Inc.
4.40%, 11/15/2025 800,000 777,240
4.75%, 12/1/2025 500,000 488,852
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025 500,000 477,259
4.60%, 5/25/2028 1,800,000 1,712,750
3.95%, 4/15/2029 1,648,000 1,500,262
3.20%, 5/1/2030 470,000 396,539
PepsiCo, Inc., 3.60%,
2/18/2028 760,000 711,646
6,064,548
Biotechnology 0.7%
AbbVie, Inc.
4.30%, 5/14/2036 742,000 630,112
4.25%, 11/21/2049 1,186,000 890,078
Amgen, Inc.
5.25%, 3/2/2030 1,848,000 1,774,072
5.25%, 3/2/2033 1,882,000 1,755,159
Regeneron
Pharmaceuticals, Inc.,
1.75%, 9/15/2030(c) 1,546,000 1,165,097
6,214,518
Building Products 0.1%
Carlisle Cos., Inc., 2.75%,
3/1/2030 371,000 299,849
Carrier Global Corp.,
2.49%, 2/15/2027 378,000 338,256
638,105
Capital Markets 3.0%
Ares Capital Corp.
3.88%, 1/15/2026 500,000 467,600
2.15%, 7/15/2026 2,350,000 2,063,988
2.88%, 6/15/2028 500,000 413,831
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 21,877
Blackstone Private Credit
Fund, 2.70%, 1/15/2025 130,000 123,370
Charles Schwab Corp.
(The)
3.63%, 4/1/2025 1,000,000 964,483
2.45%, 3/3/2027 205,000 180,738
CME Group, Inc., 2.65%,
3/15/2032 60,000 47,895

Nationwide Bond Portfolio - October 31, 2023 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 835,525
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 182,958
2.63%, 1/15/2027 500,000 426,259
3.25%, 7/15/2027 1,350,000 1,160,350
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 142,527
Intercontinental Exchange,
Inc., 3.65%, 5/23/2025 335,000 323,780
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 1,740,000 1,496,168
Morgan Stanley
4.00%, 7/23/2025 200,000 193,561
5.00%, 11/24/2025 300,000 293,147
(SOFR + 0.72%),
0.99%, 12/10/2026(d) 2,420,000 2,153,680
3.63%, 1/20/2027 1,000,000 929,404
(SOFR + 0.88%),
1.59%, 5/4/2027(d) 2,450,000 2,177,010
(SOFR + 0.86%),
1.51%, 7/20/2027(d) 3,000,000 2,633,521
(SOFR + 1.59%),
5.16%, 4/20/2029(d) 2,255,000 2,145,470
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(d) 4,700,000 4,279,463
(SOFR + 1.36%),
2.48%, 9/16/2036(d) 1,975,000 1,397,144
Nasdaq, Inc., 3.85%,
6/30/2026 200,000 190,850
Prospect Capital Corp.
3.71%, 1/22/2026 400,000 359,008
3.44%, 10/15/2028 150,000 115,618
S&P Global, Inc.
2.45%, 3/1/2027 870,000 787,287
4.75%, 8/1/2028 780,000 753,096
27,259,608
Chemicals 0.4%
Cabot Corp., 4.00%,
7/1/2029 720,000 644,134
Celanese US Holdings
LLC
6.05%, 3/15/2025 643,000 641,017
1.40%, 8/5/2026 230,000 200,306
6.33%, 7/15/2029 250,000 240,984
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 146,174
EIDP, Inc., 2.30%,
7/15/2030 395,000 315,117
Huntsman International
LLC, 4.50%, 5/1/2029 1,020,000 912,323
Sherwin-Williams Co.
(The), 3.45%, 6/1/2027 305,000 282,499
3,382,554
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Services & Supplies 0.4%
Cintas Corp. No. 2
3.45%, 5/1/2025 565,000 546,799
3.70%, 4/1/2027 4,000 3,770
Republic Services, Inc.,
3.95%, 5/15/2028 2,980,000 2,779,182
3,329,751
Communications Equipment 0.3%
Motorola Solutions, Inc.
4.60%, 2/23/2028 1,190,000 1,125,715
4.60%, 5/23/2029 1,658,000 1,544,953
2,670,668
Construction & Engineering 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030 100,000 78,744
2.35%, 1/15/2032 505,000 363,529
442,273
Construction Materials 0.0%
†
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 300,000 273,708
Consumer Finance 0.2%
American Express Co.
3.38%, 5/3/2024 220,000 217,285
3.95%, 8/1/2025 200,000 193,234
American Honda Finance
Corp., 1.20%, 7/8/2025 1,000,000 928,652
Capital One Financial
Corp., 3.75%, 7/28/2026 550,000 504,961
General Motors Financial
Co., Inc.
3.80%, 4/7/2025 70,000 67,559
4.35%, 1/17/2027 600,000 563,613
2,475,304
Distributors 0.1%
Genuine Parts Co., 1.75%,
2/1/2025 1,000,000 945,232
Diversified REITs 0.2%
Digital Realty Trust LP,
3.70%, 8/15/2027 200,000 182,766
GLP Capital LP, 5.75%,
6/1/2028 510,000 478,148
Simon Property Group LP,
1.38%, 1/15/2027 80,000 69,384
VICI Properties LP
4.38%, 5/15/2025 1,090,000 1,054,635
4.50%, 1/15/2028(b) 250,000 225,786
2,010,719
Diversified Telecommunication Services 1.9%
AT&T, Inc.
1.70%, 3/25/2026 1,000,000 907,661
2.30%, 6/1/2027(c) 2,505,000 2,213,130
1.65%, 2/1/2028 2,300,000 1,922,857
2.75%, 6/1/2031 6,475,000 5,093,662
4.85%, 3/1/2039 1,000,000 815,800
Sprint Capital Corp.,
8.75%, 3/15/2032 855,000 962,427

40 - Statement of Investments - October 31, 2023 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified Telecommunication Services
Verizon Communications,
Inc.
0.85%, 11/20/2025 1,500,000 1,358,676
4.33%, 9/21/2028 3,839,000 3,574,404
2.55%, 3/21/2031 1,525,000 1,191,426
18,040,043
Electric Utilities 1.1%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 78,580
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 155,243
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 119,284
Duke Energy Corp.
3.15%, 8/15/2027(c) 600,000 543,336
4.30%, 3/15/2028 90,000 84,464
Entergy Corp., 0.90%,
9/15/2025 100,000 91,009
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 91,114
Eversource Energy,
4.20%, 6/27/2024 665,000 656,884
Georgia Power Co.,
4.70%, 5/15/2032 390,000 353,084
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 186,150
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 92,627
NextEra Energy Capital
Holdings, Inc., 1.90%,
6/15/2028 2,495,000 2,082,241
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 92,220
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032 125,000 110,184
4.55%, 9/15/2032 160,000 142,779
Pacific Gas and Electric
Co.
2.10%, 8/1/2027 300,000 254,020
3.30%, 8/1/2040 1,500,000 910,136
PacifiCorp, 2.70%,
9/15/2030 100,000 79,973
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 46,738
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 461,629
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 226,294
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 74,531
Union Electric Co., 2.95%,
3/15/2030 100,000 84,171
Virginia Electric and Power
Co., Series B, 3.75%,
5/15/2027(c) 185,000 173,444
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 25,964
3.95%, 9/1/2032 155,000 133,356
Xcel Energy, Inc.
3.35%, 12/1/2026 2,100,000 1,948,580
1.75%, 3/15/2027(c) 850,000 740,872
10,038,907
Electronic Equipment, Instruments & Components 0.0%
†
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 60,000 53,926
CDW LLC, 3.25%,
2/15/2029 125,000 105,532
159,458
Energy Equipment & Services 0.2%
Schlumberger Finance
Canada Ltd., 1.40%,
9/17/2025 1,500,000 1,390,745
Entertainment 0.7%
Activision Blizzard, Inc.,
3.40%, 9/15/2026 410,000 387,728
Take-Two Interactive
Software, Inc., 3.30%,
3/28/2024 16,000 15,829
Warnermedia Holdings,
Inc.
6.41%, 3/15/2026 2,900,000 2,894,076
4.28%, 3/15/2032 3,825,000 3,171,366
6,468,999
Financial Services 0.1%
Block Financial LLC,
2.50%, 7/15/2028 275,000 231,946
Fidelity National
Information Services,
Inc., 4.50%, 7/15/2025 45,000 43,945
Global Payments, Inc.,
5.30%, 8/15/2029 365,000 342,839
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 88,801
1.35%, 3/15/2031 100,000 71,587
779,118
Food Products 0.5%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 1,300,000 1,203,619
General Mills, Inc., 4.20%,
4/17/2028 250,000 234,292
J M Smucker Co. (The),
5.90%, 11/15/2028 1,369,000 1,358,197
Kraft Heinz Foods Co.
3.88%, 5/15/2027 940,000 881,214
3.75%, 4/1/2030 525,000 459,692

Nationwide Bond Portfolio - October 31, 2023 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Food Products
McCormick & Co., Inc.,
0.90%, 2/15/2026 250,000 223,605
4,360,619
Gas Utilities 0.1%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 45,845
1.50%, 1/15/2031 100,000 73,859
National Fuel Gas Co.
5.50%, 1/15/2026 740,000 725,791
2.95%, 3/1/2031 200,000 152,033
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 171,792
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 87,096
1,256,416
Health Care Equipment & Supplies 0.2%
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 850,000 796,419
GE HealthCare
Technologies, Inc.,
6.38%, 11/22/2052 670,000 649,033
1,445,452
Health Care Providers & Services 2.2%
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 479,735
Cencora , Inc., 2.80%,
5/15/2030 100,000 82,209
Centene Corp., 2.63%,
8/1/2031(c) 800,000 600,800
Cigna Group (The), 2.40%,
3/15/2030 4,575,000 3,690,729
CVS Health Corp.
3.88%, 7/20/2025 500,000 483,685
1.30%, 8/21/2027 1,300,000 1,096,505
4.78%, 3/25/2038 3,950,000 3,267,024
HCA, Inc.
5.25%, 6/15/2026 500,000 488,179
4.13%, 6/15/2029 270,000 239,645
Humana, Inc., 3.70%,
3/23/2029 255,000 230,631
Laboratory Corp. of
America Holdings,
1.55%, 6/1/2026 1,846,000 1,652,856
UnitedHealth Group, Inc.
3.70%, 5/15/2027 140,000 131,900
5.30%, 2/15/2030 2,475,000 2,429,556
2.30%, 5/15/2031 1,970,000 1,550,104
5.35%, 2/15/2033 2,075,000 1,994,433
5.88%, 2/15/2053 775,000 732,918
5.05%, 4/15/2053 1,046,000 879,623
20,030,532
Hotels, Restaurants & Leisure 0.3%
Choice Hotels
International, Inc.,
3.70%, 12/1/2029 465,000 380,829
Marriott International, Inc.,
5.00%, 10/15/2027(c) 170,000 164,217
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 2,400,000 1,886,012
McDonald's Corp., 3.50%,
7/1/2027 750,000 696,834
3,127,892
Household Durables 0.0%
†
NVR, Inc., 3.00%,
5/15/2030 300,000 246,225
Independent Power and Renewable Electricity Producers
0.0%
†
Southern Power Co.,
4.15%, 12/1/2025 150,000 144,827
Industrial Conglomerates 0.2%
GE Capital International
Funding Co. Unlimited
Co., 4.42%, 11/15/2035 2,025,000 1,763,112
Industrial REITs 0.1%
Prologis LP, 4.63%,
1/15/2033(c) 1,375,000 1,231,926
Insurance 1.0%
Aflac, Inc., 3.60%,
4/1/2030 167,000 145,474
Aon Corp., 2.80%,
5/15/2030 200,000 163,201
Assurant, Inc., 4.90%,
3/27/2028 2,530,000 2,395,701
Brown & Brown, Inc.
4.50%, 3/15/2029 910,000 832,086
4.20%, 3/17/2032 280,000 234,702
Enstar Group Ltd., 3.10%,
9/1/2031 745,000 550,749
Marsh & McLennan Cos.,
Inc.
4.38%, 3/15/2029 1,000,000 935,502
2.25%, 11/15/2030(c) 2,700,000 2,123,775
Progressive Corp. (The)
2.50%, 3/15/2027 860,000 776,425
3.00%, 3/15/2032 230,000 186,951
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 239,803
Willis North America, Inc.
4.50%, 9/15/2028 250,000 232,390
2.95%, 9/15/2029 200,000 167,686
8,984,445
Interactive Media & Services 0.1%
Meta Platforms, Inc.,
3.50%, 8/15/2027(c) 810,000 761,537
IT Services 0.4%
International Business
Machines Corp., 4.15%,
7/27/2027 3,760,000 3,563,143
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,358

42 - Statement of Investments - October 31, 2023 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
IT Services
2.70%, 10/15/2028 40,000 32,343
3,599,844
Life Sciences Tools & Services 0.0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029 250,000 210,899
Machinery 0.4%
IDEX Corp., 2.63%,
6/15/2031 1,160,000 905,224
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 710,000 670,859
Westinghouse Air Brake
Technologies Corp.,
3.20%, 6/15/2025 2,000,000 1,903,492
3,479,575
Media 0.7%
Charter Communications
Operating LLC, 3.75%,
2/15/2028 4,400,000 3,928,628
Comcast Corp.
3.15%, 3/1/2026(c) 1,000,000 948,797
3.75%, 4/1/2040 750,000 551,169
Fox Corp., 5.48%,
1/25/2039 675,000 558,536
Time Warner Cable LLC,
5.88%, 11/15/2040 825,000 650,831
6,637,961
Metals & Mining 0.4%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 104,517
Reliance Steel &
Aluminum Co.
1.30%, 8/15/2025 2,100,000 1,929,934
2.15%, 8/15/2030 620,000 474,610
Steel Dynamics, Inc.,
3.45%, 4/15/2030 730,000 617,490
3,126,551
Multi-Utilities 0.1%
Ameren Corp., 3.50%,
1/15/2031 200,000 167,658
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 44,835
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 82,120
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 92,020
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 96,408
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 84,096
Sempra
3.25%, 6/15/2027 100,000 90,601
3.70%, 4/1/2029 200,000 177,268
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Multi-Utilities
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 73,816
WEC Energy Group, Inc.,
5.15%, 10/1/2027 180,000 175,622
1,084,444
Oil, Gas & Consumable Fuels 3.3%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 4,270,000 4,119,895
Cheniere Energy Partners
LP, 5.95%, 6/30/2033(b) 575,000 537,729
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b) 1,925,000 1,828,067
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 144,171
ConocoPhillips Co.,
6.95%, 4/15/2029 1,981,000 2,113,474
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,424,786
4.50%, 1/15/2030(c) 389,000 345,931
Energy Transfer LP,
2.90%, 5/15/2025(c) 800,000 762,077
EQT Corp.
3.90%, 10/1/2027 870,000 800,478
5.00%, 1/15/2029(c) 810,000 755,312
7.00%, 2/1/2030(e) 100,000 101,322
Kinder Morgan, Inc.,
1.75%, 11/15/2026 1,400,000 1,240,669
MPLX LP
1.75%, 3/1/2026 2,080,000 1,887,191
4.25%, 12/1/2027(c) 1,000,000 930,214
4.80%, 2/15/2029(c) 1,308,000 1,223,479
2.65%, 8/15/2030 600,000 473,999
Northwest Pipeline LLC,
4.00%, 4/1/2027 2,000,000 1,876,784
Occidental Petroleum
Corp., 7.88%, 9/15/2031 502,000 537,466
ONEOK, Inc.
2.20%, 9/15/2025 1,000,000 931,876
4.00%, 7/13/2027 800,000 743,676
4.55%, 7/15/2028 1,460,000 1,361,135
Ovintiv , Inc., 5.38%,
1/1/2026 40,000 39,310
Pioneer Natural Resources
Co., 1.13%, 1/15/2026 500,000 453,703
Targa Resources Corp.,
4.20%, 2/1/2033(c) 220,000 182,350
Targa Resources Partners
LP
6.50%, 7/15/2027(c) 106,000 104,760
5.00%, 1/15/2028 1,890,000 1,783,630
6.88%, 1/15/2029 500,000 497,560
Western Midstream
Operating LP, 5.45%,
4/1/2044 975,000 750,381
Williams Cos., Inc. (The)
4.65%, 8/15/2032 1,000,000 881,124

Nationwide Bond Portfolio - October 31, 2023 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
5.65%, 3/15/2033 975,000 919,869
29,752,418
Pharmaceuticals 0.6%
Bristol-Myers Squibb Co.,
6.25%, 11/15/2053 1,190,000 1,177,649
Merck & Co., Inc., 1.90%,
12/10/2028 3,000,000 2,538,327
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 200,000 187,338
Zoetis, Inc.
3.00%, 9/12/2027(c) 450,000 408,898
3.90%, 8/20/2028 1,640,000 1,524,553
5,836,765
Real Estate Management & Development 0.1%
CBRE Services, Inc.,
4.88%, 3/1/2026 800,000 773,733
Residential REITs 0.1%
Camden Property Trust,
3.15%, 7/1/2029 100,000 86,994
ERP Operating LP, 2.85%,
11/1/2026 100,000 91,946
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 1,450,000 1,044,041
1,222,981
Retail REITs 0.2%
Retail Opportunity
Investments Partnership
LP, 6.75%, 10/15/2028 1,700,000 1,650,913
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc.
1.70%, 10/1/2028 130,000 108,756
2.10%, 10/1/2031 105,000 80,960
Broadcom Corp., 3.88%,
1/15/2027 1,000,000 934,663
Broadcom, Inc.
3.15%, 11/15/2025 1,650,000 1,562,993
1.95%, 2/15/2028(b)(c) 2,600,000 2,194,150
4.11%, 9/15/2028 580,000 531,994
3.50%, 2/15/2041(b) 2,650,000 1,762,468
Intel Corp., 5.20%,
2/10/2033 1,400,000 1,321,698
Xilinx, Inc., 2.38%,
6/1/2030 250,000 203,839
8,701,521
Software 1.3%
Adobe, Inc., 2.30%,
2/1/2030 250,000 207,812
Black Knight InfoServ LLC,
3.63%, 9/1/2028(b) 585,000 519,638
Fortinet, Inc., 1.00%,
3/15/2026 2,100,000 1,872,115
Intuit, Inc., 1.65%,
7/15/2030 54,000 41,745
Oracle Corp.
2.50%, 4/1/2025 450,000 429,274
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Software
1.65%, 3/25/2026 1,250,000 1,133,735
2.30%, 3/25/2028 600,000 515,191
4.50%, 5/6/2028(c) 1,100,000 1,040,796
4.65%, 5/6/2030 1,425,000 1,306,391
4.90%, 2/6/2033 1,244,000 1,117,108
6.90%, 11/9/2052 3,425,000 3,375,008
ServiceNow, Inc., 1.40%,
9/1/2030 575,000 433,433
VMware, Inc., 4.70%,
5/15/2030 35,000 31,700
12,023,946
Specialized REITs 1.0%
American Tower Corp.
1.45%, 9/15/2026 210,000 184,316
2.75%, 1/15/2027 300,000 269,333
3.65%, 3/15/2027 580,000 534,031
Crown Castle, Inc.
1.35%, 7/15/2025 1,000,000 922,622
4.45%, 2/15/2026 200,000 192,671
2.90%, 3/15/2027 100,000 89,752
3.65%, 9/1/2027 728,000 661,818
Extra Space Storage LP
3.50%, 7/1/2026 2,400,000 2,242,921
3.88%, 12/15/2027 300,000 272,801
3.90%, 4/1/2029 430,000 381,360
Public Storage Operating
Co.
3.09%, 9/15/2027(c) 150,000 137,336
1.85%, 5/1/2028 1,910,000 1,617,444
1.95%, 11/9/2028 600,000 502,617
3.39%, 5/1/2029 550,000 488,569
2.30%, 5/1/2031 950,000 737,391
9,234,982
Specialty Retail 1.0%
AutoNation, Inc., 4.75%,
6/1/2030 1,250,000 1,094,843
Home Depot, Inc. (The),
2.88%, 4/15/2027 90,000 82,689
Lowe's Cos., Inc.
3.35%, 4/1/2027 245,000 226,871
1.70%, 9/15/2028 6,100,000 5,046,341
1.70%, 10/15/2030 925,000 694,863
2.63%, 4/1/2031 1,305,000 1,030,744
4.25%, 4/1/2052 975,000 675,728
8,852,079
Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC
6.10%, 7/15/2027 370,000 370,923
8.10%, 7/15/2036 825,000 894,751
HP, Inc.
3.00%, 6/17/2027 35,000 31,524
4.00%, 4/15/2029(c) 979,000 884,992
NetApp, Inc., 1.88%,
6/22/2025 75,000 70,194
2,252,384

44 - Statement of Investments - October 31, 2023 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Tobacco 0.5%
Altria Group, Inc.
2.35%, 5/6/2025 300,000 284,317
4.80%, 2/14/2029(c) 927,000 868,218
Philip Morris International,
Inc.
1.50%, 5/1/2025 2,000,000 1,878,819
0.88%, 5/1/2026 2,050,000 1,824,617
4,855,971
Trading Companies & Distributors 0.0%
†
Air Lease Corp., 2.20%,
1/15/2027(c) 165,000 144,629
Aircastle Ltd., 4.25%,
6/15/2026 75,000 70,331
214,960
Water Utilities 0.2%
American Water
Capital Corp., 2.95%,
9/1/2027(c) 100,000 90,494
Essential Utilities, Inc.,
2.70%, 4/15/2030(c) 50,000 40,380
Veralto Corp., 5.45%,
9/18/2033(b) 1,250,000 1,168,023
1,298,897
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc.
3.50%, 4/15/2025 978,000 944,868
3.75%, 4/15/2027 525,000 488,232
2.88%, 2/15/2031 2,064,000 1,643,557
3.50%, 4/15/2031 6,021,000 4,998,349
8,075,006
304,725,811
Total Corporate Bonds
(cost $392,400,149) 363,806,097
Municipal Bonds 0.1%
CALIFORNIA 0.1%
Los Angeles
Community College
DistrictGO , 1.81%,
8/1/2030 200,000 162,801
University of CaliforniaRB ,
Series BG,1.61%,
5/15/2030 200,000 156,521
319,322
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp.RB , Series
A,2.15%, 7/1/2030 75,000 59,612
Municipal Bonds
Principal
Amount ($) Value ($)
MASSACHUSETTS 0.0%
†
Commonwealth of
MassachusettsGO ,
Series A,4.91%,
5/1/2029 100,000 97,289
Total Municipal Bonds
(cost $583,421) 476,223
Mortgage-Backed Securities 38.5%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 165,119 122,249
Pool# QB4050
2.00%, 10/1/2050 888,496 657,725
Pool# QB3891
2.00%, 10/1/2050 120,116 88,937
Pool# RA3986
2.50%, 11/1/2050 1,457,690 1,126,395
Pool# SD1384
2.50%, 11/1/2050 348,862 272,210
Pool# SD8129
2.50%, 2/1/2051 3,571,403 2,761,157
Pool# SD7536
2.50%, 2/1/2051 1,462,332 1,139,389
Pool# SD8145
1.50%, 5/1/2051 4,512,576 3,140,690
Pool# QC5798
2.00%, 8/1/2051 625,171 462,246
Pool# QD0652
2.00%, 11/1/2051 385,039 284,150
Pool# SD8188
2.00%, 1/1/2052 715,558 525,900
Pool# QD5182
2.00%, 1/1/2052 674,073 497,433
Pool# QD5274
2.00%, 1/1/2052 73,389 54,275
Pool# RA7467
2.00%, 2/1/2052 96,948 71,378
Pool# SD8199
2.00%, 3/1/2052 1,036,436 761,383
Pool# SD8211
2.00%, 5/1/2052 1,928,361 1,421,935
Pool# SD8240
2.00%, 7/1/2052 384,271 282,867
Pool# QE6096
2.00%, 7/1/2052 31,176 22,935
Pool# SD8234
2.50%, 8/1/2052 976,176 748,521
Pool# SD7555
3.00%, 8/1/2052 3,722,013 3,028,563
Pool# SD1501
4.00%, 8/1/2052 1,182,178 1,022,289
Pool# RA8029
2.00%, 9/1/2052 1,106,988 814,999
Pool# RA7920
4.00%, 9/1/2052 1,526,173 1,319,206
Pool# RA8213
6.00%, 11/1/2052 1,435,803 1,406,999
Pool# SD2056
6.00%, 12/1/2052 927,121 908,521
Pool# RA8419
6.00%, 1/1/2053 1,882,828 1,843,136

Nationwide Bond Portfolio - October 31, 2023 - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
(continued)
Pool# RA8417
6.00%, 1/1/2053 945,724 926,609
Pool# SD7563
4.50%, 5/1/2053 9,921,884 8,970,212
FNMA Pool Pool #
BF0676,3.50%,
9/1/2062 7,805,143 6,424,881
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 985,763 914,038
Pool# MA4106
1.50%, 7/1/2035 807,379 668,918
Pool# CA9152
2.50%, 2/1/2036 2,201,288 1,923,189
Pool# BT2234
2.00%, 4/1/2037 4,415,365 3,741,875
Pool# CB3758
2.00%, 5/1/2037 2,419,552 2,050,575
Pool# MA4685
1.50%, 6/1/2037 2,814,590 2,316,634
Pool# FS0146
3.50%, 9/1/2043 1,514,859 1,330,313
Pool# BE3774
4.00%, 7/1/2047 886,579 785,697
Pool# BM2007
4.00%, 9/1/2048 239,733 210,808
Pool# CA2471
4.00%, 10/1/2048 868,642 763,822
Pool# MA3692
3.50%, 7/1/2049 2,862,113 2,426,234
Pool# FM2363
3.00%, 1/1/2050 797,034 650,884
Pool# CA6032
2.50%, 6/1/2050 2,280,436 1,779,365
Pool# CA6020
3.00%, 6/1/2050 1,845,621 1,486,209
Pool# MA4158
2.00%, 10/1/2050 10,803,554 8,016,117
Pool# CA7404
4.00%, 10/1/2050 3,608,062 3,146,879
Pool# MA4182
2.00%, 11/1/2050 10,585,497 7,850,780
Pool# FS4481
2.50%, 11/1/2050 2,959,264 2,309,217
Pool# MA4210
2.50%, 12/1/2050 476,612 368,742
Pool# FM5525
2.50%, 1/1/2051 3,873,646 2,989,622
Pool# CA9190
2.00%, 2/1/2051 2,825,953 2,091,143
Pool# FS2772
2.50%, 2/1/2051 147,100 114,812
Pool# FM6554
2.00%, 3/1/2051 1,199,944 888,083
Pool# BR6352
2.50%, 3/1/2051 675,974 527,712
Pool# FM6834
2.00%, 4/1/2051 553,383 409,617
Pool# BR7647
2.00%, 4/1/2051 70,908 52,441
Pool# MA4325
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
2.00%, 5/1/2051 9,308,079 6,871,614
Pool# FM8057
3.00%, 7/1/2051 3,864,203 3,143,322
Pool# MA4398
2.00%, 8/1/2051 6,858,050 5,058,523
Pool# MA4400
3.00%, 8/1/2051 3,642,376 2,923,834
Pool# FM8779
2.50%, 9/1/2051 849,620 659,726
Pool# MA4437
2.00%, 10/1/2051 1,013,072 745,904
Pool# FM8997
2.50%, 10/1/2051 8,540,898 6,575,614
Pool# CB1805
2.50%, 10/1/2051 3,375,500 2,625,993
Pool# FM9450
2.00%, 11/1/2051 158,816 117,691
Pool# CB2045
2.50%, 11/1/2051 1,991,135 1,550,467
Pool# FM9492
2.50%, 11/1/2051 1,543,250 1,201,697
Pool# BQ6858
2.00%, 12/1/2051 270,823 199,489
Pool# FM9783
2.00%, 12/1/2051 30,985 22,901
Pool# FM9578
2.00%, 12/1/2051 30,583 22,599
Pool# BV0465
2.00%, 1/1/2052 884,091 651,660
Pool# BV3083
2.00%, 2/1/2052 1,192,856 879,240
Pool# BU7272
2.00%, 2/1/2052 1,128,934 832,780
Pool# BU1302
2.00%, 2/1/2052 94,170 69,584
Pool# CB2809
2.50%, 2/1/2052 3,048,691 2,343,328
Pool# BV3101
2.00%, 3/1/2052 2,866,355 2,112,698
Pool# CB3156
2.00%, 3/1/2052 1,754,735 1,294,435
Pool# BV4122
2.00%, 3/1/2052 1,677,075 1,233,870
Pool# BT2296
2.00%, 3/1/2052 505,464 373,153
Pool# CB3159
2.50%, 3/1/2052 7,903,726 6,088,749
Pool# BV7769
2.00%, 4/1/2052 601,999 443,646
Pool# MA4578
2.50%, 4/1/2052 2,829,795 2,175,316
Pool# CB3368
3.00%, 4/1/2052 1,815,984 1,455,112
Pool# BT2353
2.00%, 5/1/2052 1,198,603 885,090
Pool# FS2530
2.00%, 6/1/2052 309,771 228,581
Pool# CB3769
3.50%, 6/1/2052 1,296,428 1,080,344
Pool# CB3915
4.50%, 6/1/2052 1,974,306 1,763,881

46 - Statement of Investments - October 31, 2023 - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
Pool# BV7823
2.00%, 7/1/2052 978,438 722,353
Pool# MA4750
2.00%, 7/1/2052 340,670 250,885
Pool# CB5087
5.50%, 11/1/2052 13,060,098 12,462,995
Pool# FS3440
6.00%, 12/1/2052 1,836,722 1,799,873
Pool# CB6080
5.50%, 4/1/2053 2,809,489 2,665,418
Pool# CB7143
6.50%, 9/1/2053 1,990,673 1,984,043
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA 2.00%, 11/25/2038 1,000,000 846,719
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
1.50%, 11/25/2053 1,000,000 694,531
2.50%, 11/25/2053 2,000,000 1,534,063
3.50%, 11/25/2053 24,000,000 19,983,126
4.00%, 11/25/2053 6,000,000 5,182,500
6.00%, 11/25/2053 30,000,000 29,191,041
6.50%, 11/25/2053 13,000,000 12,920,722
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 420,403 353,797
Pool# AC0071
3.50%, 10/20/2042 614,299 521,911
Pool# MA2600
3.00%, 2/20/2045 452,424 379,113
Pool# MA2825
3.00%, 5/20/2045 329,770 277,521
Pool# MA4509
3.00%, 6/20/2047 421,549 353,146
Pool# MA4718
3.00%, 9/20/2047 392,188 327,935
Pool# MA4719
3.50%, 9/20/2047 1,533,303 1,324,880
Pool# MA6409
3.00%, 1/20/2050 165,710 138,109
Pool# MA6541
3.00%, 3/20/2050 2,504,391 2,085,050
Pool# MA6710
3.00%, 6/20/2050 905,181 753,611
Pool# MA7535
3.00%, 8/20/2051 965,149 798,282
Pool# 785702
2.50%, 10/20/2051 913,434 719,503
Pool# MA7705
2.50%, 11/20/2051 3,736,927 2,979,069
Pool# 785764
2.50%, 11/20/2051 1,141,978 899,527
Pool# 785730
3.00%, 11/20/2051 2,913,339 2,388,937
Pool# MA7707
3.50%, 11/20/2051 2,613,361 2,232,903
Pool# MA7766
2.00%, 12/20/2051 20,152,350 15,549,485
Pool# MA7767
2.50%, 12/20/2051 10,563,237 8,422,270
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
Pool# 785805
2.50%, 12/20/2051 1,946,326 1,524,832
Pool# 785791
2.50%, 12/20/2051 978,410 766,485
Pool# 785787
2.50%, 12/20/2051 932,190 734,614
Pool# 785788
2.50%, 12/20/2051 656,525 517,123
Pool# MA7768
3.00%, 12/20/2051 2,628,395 2,172,614
Pool# 785831
2.50%, 1/20/2052 977,385 765,480
Pool# MA7881
2.50%, 2/20/2052 5,842,654 4,656,405
Pool# MA8150
4.00%, 7/20/2052 478,311 420,611
Pool# MA8197
2.50%, 8/20/2052 448,488 357,720
Pool# MA8198
3.00%, 8/20/2052 2,279,621 1,880,050
Pool# MA8201
4.50%, 8/20/2052 260,332 235,554
Pool# MA8643
3.00%, 2/20/2053 5,704,853 4,710,069
Pool# MA8644
3.50%, 2/20/2053 4,771,797 4,088,297
GNMA TBA
3.00%, 11/15/2053 16,000,000 13,185,159
4.00%, 11/15/2053 6,000,000 5,273,672
5.00%, 11/15/2053 7,000,000 6,513,008
6.00%, 11/15/2053 6,000,000 5,878,052
6.50%, 11/15/2053 23,000,000 22,946,888
Total Mortgage-Backed Securities
(cost $392,111,059) 353,921,708
Foreign Government Securities 0.8%
CANADA 0.0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 46,504
Province of British
Columbia, 1.30%,
1/29/2031 25,000 19,168
Province of Ontario
0.63%, 1/21/2026 50,000 45,202
2.30%, 6/15/2026 45,000 41,851
1.05%, 5/21/2027 25,000 21,764
2.00%, 10/2/2029 25,000 21,091
1.13%, 10/7/2030 40,000 30,443
Province of Quebec
0.60%, 7/23/2025 50,000 46,103
2.50%, 4/20/2026 50,000 46,919
2.75%, 4/12/2027 25,000 23,158
342,203
CHILE 0.0%
†
Republic of Chile, 3.25%,
9/21/2071 860,000 457,683

Nationwide Bond Portfolio - October 31, 2023 - Statement of Investments - 47
Foreign Government Securities
Principal
Amount ($) Value ($)
HUNGARY 0.1%
Hungary Government
Bond, Reg. S, 6.13%,
5/22/2028 940,000 931,822
INDONESIA 0.3%
Republic of Indonesia
Reg. S, 3.85%,
7/18/2027 2,010,000 1,893,217
3.35%, 3/12/2071 1,450,000 837,062
2,730,279
MEXICO 0.3%
United Mexican States
3.50%, 2/12/2034 1,470,000 1,122,461
3.75%, 4/19/2071 2,330,000 1,287,018
2,409,479
PANAMA 0.1%
Republic of Panama,
3.87%, 7/23/2060 900,000 476,117
Total Foreign Government Securities
(cost $7,744,479) 7,347,583
Supranational 0.2%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 932,841
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 950,863
Total Supranational
(cost $2,012,548) 1,883,704
U.S. Treasury Obligations 12.1%
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,001,367
4.25%, 11/15/2040 7,250,000 6,453,633
4.75%, 2/15/2041 6,830,000 6,465,022
2.00%, 11/15/2041 40,000,000 24,759,375
3.38%, 8/15/2042 12,050,000 9,323,217
2.75%, 11/15/2042 6,500,000 4,529,688
4.00%, 11/15/2042 7,040,000 5,968,050
3.00%, 5/15/2045 11,000,000 7,775,195
2.50%, 5/15/2046 2,000,000 1,267,578
2.25%, 8/15/2046 8,000,000 4,792,812
3.00%, 2/15/2047 2,934,700 2,039,502
3.00%, 2/15/2048 15,500,000 10,699,238
1.63%, 11/15/2050 7,000,000 3,428,633
2.25%, 2/15/2052 4,500,000 2,590,137
2.88%, 5/15/2052 2,500,000 1,668,262
3.00%, 8/15/2052 8,401,400 5,762,835
4.00%, 11/15/2052 12,120,000 10,128,722
U.S. Treasury Inflation
Linked Bonds, 1.50%,
2/15/2053(f) 2,900,000 2,345,069
Total U.S. Treasury Obligations
(cost $147,935,170) 110,998,335
Repurchase Agreement 0.2%
Principal
Amount ($) Value ($)
CF Secured, LLC 5.30%,
dated 10/31/2023, due
11/1/2023, repurchase
price $2,154,085,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$2,197,166. (g)(h) 2,153,768 2,153,768
Total Repurchase
Agreement
(cost $2,153,768)
2,153,768
Total Investments Before TBA Sale Commitments
(cost $1,065,057,203) — 104.2% 957,226,193
TBA Sale Commitments   (4.2)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 11/25/2053 (23,000,000) (16,887,031)
3.00%, 11/25/2053 (13,000,000) (10,400,129)
4.50%, 11/25/2053 (2,000,000) (1,785,750)
5.50%, 11/25/2053 (4,000,000) (3,793,750)
GNMA TBA
2.00%, 11/15/2053 (3,000,000) (2,312,695)
2.50%, 11/15/2053 (4,000,000) (3,185,312)
3.50%, 11/15/2053 (1,000,000) (852,240)
Total TBA Sale Commitment
(cost $(40,755,098)) (39,216,907)
Total Investments
(cost $1,024,302,105) — 100.0% 918,009,286
Other assets in excess of liabilities — 0.0% 433,672
NET ASSETS — 100.0%
$ 918,442,958
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2023.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $82,612,746 which represents 9.00% of net assets.
(c) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $2,091,441, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,153,768.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2023.

48 - Statement of Investments - October 31, 2023 - Nationwide Bond Portfolio
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2023.
(f) Principal amounts are not adjusted for inflation.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $2,153,768.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Portfolio - October 31, 2023 - Statement of Investments - 49
Centrally Cleared Credit default swap contracts outstanding - sell protection as of October 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
40-V1 1.00 Quarterly 6/20/2028 0.73 USD 7,904,766 118,943 (23,313) 95,630
Markit CDX
North American
Investment Grade
Index Series
41-V1 1.00 Quarterly 12/20/2028 0.79 USD 21,045,002 215,090 6,228 221,318
Total unrealized depreciation 334,033 (17,085) 316,948
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of October 31, 2023 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month STIBOR quarterly 4.00% annually Pay 12/20/2025 SEK 388,405,000 50,671 87,262 137,933
6 Month EURIBOR
semi-annually
3.00% annually
Pay 10/20/2027 EUR 16,960,000 (50,548) 63,869 13,321
1 Day SONIA annually 4.25% annually Pay 12/20/2033 GBP 250,000 (3,785) 1,404 (2,381)
1 Day REPO_CORRA
semi-annually
3.75%
semi-annually Pay 12/20/2025 CAD 20,980,000 (286,140) 39,890 (246,250)
1 Day SONIA annually 4.75% annually Pay 12/20/2028 GBP 4,840,000 61,305 11,127 72,432
1 Day ESTR annually 3.00% annually Pay 10/19/2028 EUR 11,500,000 12,315 1,097 13,412
1 Day SONIA annually 5.25% annually Pay 12/20/2025 GBP 14,550,000 35,851 79,542 115,393
3 Month STIBOR quarterly 3.25% annually Rec 12/20/2033 SEK 47,850,000 27,270 11,935 39,205
6 Month EURIBOR
semi-annually
2.50% annually
Rec 12/20/2053 EUR 1,010,000 75,015 51,124 126,139
6 Month NIBOR
semi-annually
4.00% annually
Rec 12/20/2033 NOK 27,360,000 31,293 16,868 48,161

50 - Statement of Investments - October 31, 2023 - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month BBR quarterly 4.00% quarterly Rec 12/20/2025 AUD 52,595,000 135,797 281,329 417,126
6 Month EURIBOR
semi-annually
1.45% annually
Rec 8/10/2042 EUR 35,820,000 1,599,932 371,105 1,971,037
6 Month EURIBOR
semi-annual
2.00% annually
Rec 5/17/2053 EUR 5,400,000 49,420 244,330 293,750
3 Month EURIBOR quarterly 2.85% annually Rec 4/22/2028 EUR 18,260,000 (25,489) 58,477 32,988
1 Day SOFR annually 4.25% annually Rec 12/20/2025 USD 6,550,000 62,471 15,143 77,614
1 Day TONAR annually 1.00% annually Rec 12/20/2033 JPY 1,461,000,000 (54,420) 157,245 102,825
1 Day TONAR annually 0.50% annually Rec 8/3/2028 JPY 6,103,100,000 91,575 262,028 353,603
1 Day REPO_CORRA
semi-annually
3.25%
semi-annually Rec 12/20/2033 CAD 1,700,000 85,627 3,735 89,362
1 Day SOFR annually 2.56% annually Rec 5/11/2053 USD 22,710,000 114,090 699,692 813,782
1 Day TONAR annually 0.50% annually Rec 12/20/2028 JPY 4,882,000,000 106,321 182,562 288,883
1 Day TONAR annually 1.25% annually Rec 8/3/2033 JPY 844,000,000 (12,487) 93,752 81,265
1 Day SOFR annually 4.43% annually Rec 10/5/2038 USD 18,650,000 71,801 35,387 107,188
1 Day SOFR annually 2.08% annually Rec 7/28/2047 USD 23,580,000 406,345 416,229 822,574
1 Day SOFR annually 2.68% annually Rec 7/28/2032 USD 9,720,000 149,228 487,017 636,245
Total unrealized appreciation 2,733,458 3,672,149 6,405,607
6 Month EURIBOR
semi-annually
2.15% annually
Pay 8/9/2037 EUR 14,000,000 (575,385) (188,112) (763,497)
6 Month EURIBOR
semi-annually
1.05% annually
Pay 8/11/2047 EUR 20,980,000 (745,283) (119,352) (864,635)
3 Month BBR quarterly 4.75%
semi-annually Pay 12/20/2033 NZD 4,730,000 (85,718) (55,724) (141,442)
6 Month NIBOR
semi-annually
4.75% annually
Pay 12/20/2025 NOK 154,600,000 39,782 (38,916) 866
6 Month EURIBOR
semi-annually
3.25% annually
Pay 12/20/2033 EUR 1,930,000 1,573 (17,061) (15,488)
6 Month BBR semi-annually 4.50%
semi-annually Pay 12/20/2033 AUD 3,520,000 (22,113) (112,006) (134,119)
1 Day ESTR annually 2.67% annually Pay 4/22/2028 EUR 18,260,000 32,341 (66,455) (34,114)
1 Day SOFR annually 3.98% annually Pay 7/31/2030 USD 9,330,000 9,676 (278,336) (268,660)
1 Day TONAR annually 1.50% annually Pay 8/3/2038 JPY 915,000,000 (46,082) (106,583) (152,665)
1 Day SOFR annually 4.31% annually Pay 10/5/2033 USD 14,960,000 (75,626) (24,241) (99,867)
1 Day TONAR annually 1.25% annually Pay 8/2/2033 JPY 1,257,150,000 26,543 (147,440) (120,897)
1 Day TONAR annually 0.50% annually Pay 8/2/2026 JPY 2,929,000,000 80,098 (85,194) (5,096)
1 Day SOFR annually 3.50% annually Pay 12/20/2033 USD 10,530,000 (566,427) (272,637) (839,064)
1 Day SOFR annually 3.39% annually Pay 5/10/2038 USD 24,000,000 (160,936) (696,783) (857,719)
1 Day ESTR annually 3.50% annually Rec 12/20/2025 EUR 37,330,000 (114,123) (86,468) (200,591)
1 Day SARON annually 1.75% annually Rec 12/20/2033 CHF 790,000 (10,911) (229) (11,140)
1 Day SOFR annually 2.91% annually Pay 7/28/2037 USD 23,760,000 (345,896) (867,926) (1,213,822)
Total unrealized depreciation (3,163,463) (5,721,950)
Net unrealized appreciation 174,971 508,686 683,657
– – –
As of October 31, 2023, the Fund had $1,718,690 segregated as collateral for swap contracts.
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

Nationwide Bond Portfolio - October 31, 2023 - Statement of Investments - 51
Forward Foreign Currency Contracts outstanding as of October 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 1,365,115 AUD 2,133,302 JPMorgan Chase Bank NA 12/20/2023 9,607
USD 1,910,068 CAD 2,605,035 JPMorgan Chase Bank NA 12/20/2023 29,938
USD 1,901,003 EUR 1,768,465 JPMorgan Chase Bank NA 12/20/2023 25,462
USD 1,705,875 GBP 1,368,114 JPMorgan Chase Bank NA 12/20/2023 42,344
USD 1,366,013 NOK 14,595,741 JPMorgan Chase Bank NA 12/20/2023 57,515
USD 1,359,157 NZD 2,307,555 JPMorgan Chase Bank NA 12/20/2023 14,551
USD 1,456,113 SEK 16,156,407 JPMorgan Chase Bank NA 12/20/2023 5,166
Total unrealized appreciation 184,583
CHF 3,708,592 USD 4,199,440 JPMorgan Chase Bank NA 12/20/2023 (99,399)
JPY 506,175,112 USD 3,493,371 JPMorgan Chase Bank NA 12/20/2023 (125,824)
Total unrealized depreciation (225,223)
Net unrealized depreciation (40,640)
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

52 - Statement of Investments - October 31, 2023 - Nationwide Bond Portfolio
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 466 12/2023 USD 94,328,594 (133,290)
U.S. Treasury 5 Year Note 145 12/2023 USD 15,149,102 (9,475)
U.S. Treasury 10 Year Note 71 12/2023 USD 7,538,203 15,023
U.S. Treasury 10 Year Ultra Note 44 12/2023 USD 4,788,438 23,343
Total long contracts (104,399)
Short Contracts
Euro- Bobl (99) 12/2023 EUR (12,181,599) 18,421
Euro- buxl (1) 12/2023 EUR (127,416) 3,706
Euro-OAT (5) 12/2023 EUR (652,266) (1,523)
U.S. Treasury Long Bond (109) 12/2023 USD (11,928,688) 134,321
U.S. Treasury Ultra Bond (80) 12/2023 USD (9,005,000) (24,710)
Total short contracts 130,215
Net contracts 25,816
As of October 31, 2023, the Fund had $21,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Statement of Investments - 53
Common Stocks 96.3%
Shares Value ($)
Aerospace & Defense 1.0%
AAR Corp.* 276 16,383
AeroVironment, Inc.* 173 19,836
Archer Aviation, Inc., Class A* 2,555 12,136
Boeing Co. (The)* 7,407 1,383,776
Cadre Holdings, Inc. 334 9,369
Ducommun, Inc.* 135 6,458
Kaman Corp. 484 9,007
Kratos Defense & Security
Solutions, Inc.* 21,194 361,358
L3Harris Technologies, Inc. 2,661 477,410
Leonardo DRS, Inc.* 280 5,340
Moog, Inc., Class A 234 27,156
National Presto Industries, Inc. 178 13,306
Northrop Grumman Corp. 2,317 1,092,303
Parsons Corp.* 276 15,608
Rocket Lab USA, Inc.* 2,189 9,259
Terran Orbital Corp.* 6,204 4,956
TransDigm Group, Inc.* 5,572 4,614,118
Triumph Group, Inc.* 980 7,311
V2X, Inc.* 75 3,830
Virgin Galactic Holdings, Inc.* 5,648 8,359
8,097,279
Air Freight & Logistics 0.2%
Air Transport Services Group,
Inc.* 288 5,636
FedEx Corp. 4,011 963,041
Forward Air Corp. 370 23,832
GXO Logistics, Inc.* 8,551 431,911
Hub Group, Inc., Class A* 251 17,256
Radiant Logistics, Inc.* 727 4,260
1,445,936
Automobile Components 0.4%
Adient plc* 902 30,388
American Axle &
Manufacturing Holdings,
Inc.* 930 6,278
Aptiv plc* 27,904 2,433,229
Cooper-Standard Holdings,
Inc.* 522 6,483
Dana, Inc. 1,026 11,778
Dorman Products, Inc.* 202 12,560
Fox Factory Holding Corp.* 369 30,062
Gentherm, Inc.* 295 11,865
Goodyear Tire & Rubber Co.
(The)* 2,375 28,263
Holley, Inc.* 1,677 7,127
LCI Industries 196 21,264
Luminar Technologies, Inc.,
Class A* 3,573 11,326
Mobileye Global, Inc., Class A* 17,878 637,708
Modine Manufacturing Co.* 549 21,686
Patrick Industries, Inc. 312 23,447
Solid Power, Inc.* 2,402 3,171
Standard Motor Products, Inc. 311 10,863
Stoneridge, Inc.* 122 1,985
Visteon Corp.* 275 31,661
XPEL, Inc. Reg. S* 203 9,399
3,350,543
Automobiles 1.2%
Fisker, Inc., Class A* 1,520 6,840
Common Stocks
Shares Value ($)
Automobiles
General Motors Co. 13,733 387,271
Tesla, Inc.* 44,426 8,922,518
Winnebago Industries, Inc. 250 14,487
Workhorse Group, Inc.* 10,262 4,280
9,335,396
Banks 3.6%
1st Source Corp. 261 11,907
Amerant Bancorp, Inc. 368 6,709
Ameris Bancorp 535 19,955
Associated Banc-Corp. 1,163 18,852
Atlantic Union Bankshares
Corp. 549 15,817
Axos Financial, Inc.* 477 17,186
Banc of California, Inc. 918 10,291
BancFirst Corp. 165 13,383
Bancorp, Inc. (The)* 556 19,821
Bank First Corp. 80 6,318
Bank of America Corp. 213,919 5,634,626
Bank of Hawaii Corp. 307 15,163
Bank of NT Butterfield & Son
Ltd. (The) 464 11,721
BankUnited, Inc. 638 13,915
Banner Corp. 374 15,787
BCB Bancorp, Inc. 380 3,906
Berkshire Hills Bancorp, Inc. 645 12,648
Brookline Bancorp, Inc. 1,175 9,565
Burke & Herbert Financial
Services Corp. 95 4,249
Byline Bancorp, Inc. 602 11,420
C&F Financial Corp. 170 8,952
Cadence Bank 1,569 33,231
Camden National Corp. 361 10,527
Capital City Bank Group, Inc. 224 6,400
Capitol Federal Financial, Inc. 1,827 9,500
Cathay General Bancorp 667 22,618
Central Pacific Financial Corp. 666 10,509
Citizens Financial Group, Inc. 34,800 815,364
City Holding Co. 197 17,884
Coastal Financial Corp.* 267 9,924
Columbia Financial, Inc.* 370 5,957
Community Bank System, Inc. 424 16,939
Community Trust Bancorp, Inc. 318 11,944
ConnectOne Bancorp, Inc. 650 10,589
CrossFirst Bankshares, Inc.* 652 6,898
Customers Bancorp, Inc.* 481 19,341
CVB Financial Corp. 1,038 16,214
Dime Community Bancshares,
Inc. 568 10,446
Eagle Bancorp, Inc. 467 9,097
East West Bancorp, Inc. 35,979 1,929,194
Eastern Bankshares, Inc. 1,203 13,245
Enterprise Financial Services
Corp. 334 11,613
Farmers National Banc Corp. 870 9,822
FB Financial Corp. 431 12,658
First Bancorp 2,098 34,605
First Bancshares, Inc. (The) 326 7,896
First Busey Corp. 644 12,790
First Commonwealth Financial
Corp. 1,028 12,521

54 - Statement of Investments - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Banks
First Community Bankshares,
Inc. 369 12,048
First Financial Bancorp 730 13,505
First Financial Bankshares,
Inc. 1,079 25,950
First Foundation, Inc. 1,431 6,497
First Interstate BancSystem,
Inc., Class A 628 14,488
First Merchants Corp. 523 14,283
First Mid Bancshares, Inc. 264 7,212
Fulton Financial Corp. 1,237 16,069
German American Bancorp,
Inc. 414 11,315
Glacier Bancorp, Inc. 959 28,952
Great Southern Bancorp, Inc. 217 10,789
Hancock Whitney Corp. 780 26,855
Hanmi Financial Corp. 687 10,085
Heartland Financial USA, Inc. 439 12,029
Heritage Commerce Corp. 1,279 10,462
Heritage Financial Corp. 665 10,820
Hilltop Holdings, Inc. 470 12,981
Home BancShares, Inc. 1,804 36,892
HomeStreet, Inc. 610 2,946
Hope Bancorp, Inc. 1,483 12,991
Horizon Bancorp, Inc. 1,026 9,737
Independent Bank Corp. 309 15,079
Independent Bank Group, Inc. 349 12,337
International Bancshares Corp. 704 30,856
JPMorgan Chase & Co. 84,544 11,756,689
Kearny Financial Corp. 1,558 10,813
Lakeland Bancorp, Inc. 939 10,592
Lakeland Financial Corp. 258 12,707
Live Oak Bancshares, Inc. 473 13,646
M&T Bank Corp. 7,209 812,815
Mercantile Bank Corp. 348 11,463
Metropolitan Bank Holding
Corp.* 155 5,024
Midland States Bancorp, Inc. 521 11,368
National Bank Holdings Corp.,
Class A 423 13,189
National Bankshares, Inc. 162 3,807
NBT Bancorp, Inc. 397 13,288
Nicolet Bankshares, Inc. 181 13,180
Northeast Community
Bancorp, Inc. 605 9,220
Northfield Bancorp, Inc. 1,003 8,626
Northwest Bancshares, Inc. 1,211 12,619
OceanFirst Financial Corp. 815 10,318
OFG Bancorp 425 12,589
Old National Bancorp 2,576 35,291
Old Second Bancorp, Inc. 770 10,441
Origin Bancorp, Inc. 294 8,699
Pacific Premier Bancorp, Inc. 927 17,613
PacWest Bancorp 1,923 13,615
Park National Corp. 128 12,978
Pathward Financial, Inc. 257 11,640
Peapack-Gladstone Financial
Corp. 400 9,348
Peoples Bancorp, Inc. 515 14,204
PNC Financial Services
Group, Inc. (The) 14,943 1,710,525
Preferred Bank 187 11,140
Common Stocks
Shares Value ($)
Banks
Premier Financial Corp. 639 11,087
Princeton Bancorp, Inc. 161 4,830
Provident Financial Services,
Inc. 767 10,776
QCR Holdings, Inc. 254 12,052
RBB Bancorp 342 3,957
Renasant Corp. 561 13,683
S&T Bancorp, Inc. 475 12,236
Sandy Spring Bancorp, Inc. 587 12,004
Seacoast Banking Corp. of
Florida 643 12,995
ServisFirst Bancshares, Inc. 350 16,506
Sierra Bancorp 250 4,400
Simmons First National Corp.,
Class A 986 14,011
Southside Bancshares, Inc. 425 11,348
SouthState Corp. 692 45,741
Stellar Bancorp, Inc. 578 12,566
Stock Yards Bancorp, Inc. 300 11,733
Texas Capital Bancshares,
Inc.* 370 20,372
Timberland Bancorp, Inc. 334 9,415
Tompkins Financial Corp. 198 9,916
Towne Bank 652 15,609
TriCo Bancshares 369 11,937
Triumph Financial, Inc.* 224 13,944
TrustCo Bank Corp. 391 9,982
Trustmark Corp. 604 12,146
UMB Financial Corp. 349 21,889
United Bankshares, Inc. 1,125 31,995
United Community Banks, Inc. 942 20,809
Univest Financial Corp. 613 10,213
Valley National Bancorp 3,775 29,370
Veritex Holdings, Inc. 723 12,450
Virginia National Bankshares
Corp. 151 4,640
WaFd, Inc. 553 13,648
Washington Trust Bancorp,
Inc. 407 9,438
Wells Fargo & Co. 95,368 3,792,785
WesBanco, Inc. 508 12,390
Westamerica Bancorp 309 14,597
WSFS Financial Corp. 455 16,107
28,236,119
Beverages 0.9%
Coca-Cola Consolidated, Inc. 60 38,185
Coca-Cola Europacific
Partners plc 29,814 1,744,417
Constellation Brands, Inc.,
Class A 16,017 3,750,380
Keurig Dr Pepper, Inc. 56,203 1,704,637
MGP Ingredients, Inc. 104 9,845
National Beverage Corp.* 274 12,708
Primo Water Corp. 1,178 15,385
Vita Coco Co., Inc. (The)* 288 7,805
7,283,362
Biotechnology 2.7%
2seventy bio, Inc.* 273 666
4D Molecular Therapeutics,
Inc.* 381 4,092
89bio, Inc.* 810 5,994

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Statement of Investments - 55
Common Stocks
Shares Value ($)
Biotechnology
AbbVie, Inc. 26,440 3,732,799
ACADIA Pharmaceuticals,
Inc.* 1,064 24,014
ACELYRIN, Inc.* 441 4,492
ADMA Biologics, Inc.* 3,117 10,535
Agenus, Inc.* 7,191 5,753
Agios Pharmaceuticals, Inc.* 526 11,051
Akero Therapeutics, Inc.* 430 5,126
Aldeyra Therapeutics, Inc.* 607 1,038
Alkermes plc* 1,998 48,332
Allogene Therapeutics, Inc.* 1,001 2,823
Amicus Therapeutics, Inc.* 2,783 30,529
Anavex Life Sciences Corp.* 1,479 8,253
Arcellx, Inc.* 419 14,770
Arcturus Therapeutics
Holdings, Inc.* 346 6,609
Arcus Biosciences, Inc.* 495 7,776
Arcutis Biotherapeutics, Inc.* 600 1,350
Ardelyx, Inc.* 1,228 4,851
Arrowhead Pharmaceuticals,
Inc.* 870 21,393
Astria Therapeutics, Inc.* 529 2,640
Aurinia Pharmaceuticals, Inc.* 1,296 9,513
Avid Bioservices, Inc.* 293 1,802
Avidity Biosciences, Inc.* 594 3,059
Avita Medical, Inc.* 352 3,277
Beam Therapeutics, Inc.* 526 11,120
BioCryst Pharmaceuticals,
Inc.* 1,921 10,546
Biogen, Inc.*(a) 12,334 2,929,818
Biohaven Ltd.* 654 17,338
BioMarin Pharmaceutical, Inc.* 29,314 2,387,625
Blueprint Medicines Corp.* 489 28,783
Bridgebio Pharma, Inc.* 1,021 26,587
Cabaletta Bio, Inc.* 314 4,478
CareDx, Inc.* 1,160 6,276
Caribou Biosciences, Inc.* 923 3,350
Catalyst Pharmaceuticals,
Inc.* 1,030 12,782
Celldex Therapeutics, Inc.* 453 10,655
Cerevel Therapeutics
Holdings, Inc.* 562 13,291
Cogent Biosciences, Inc.* 966 7,883
Crinetics Pharmaceuticals,
Inc.* 572 16,754
Cullinan Oncology, Inc.* 479 4,469
Cytokinetics, Inc.* 802 27,958
Day One Biopharmaceuticals,
Inc.* 995 11,771
Deciphera Pharmaceuticals,
Inc.* 858 10,287
Denali Therapeutics, Inc.* 1,059 19,941
Dynavax Technologies Corp.* 1,465 20,818
Dyne Therapeutics, Inc.* 1,084 7,642
Editas Medicine, Inc.* 1,339 8,944
Entrada Therapeutics, Inc.* 283 4,531
EQRx, Inc.* 4,357 9,498
Erasca, Inc.* 2,228 5,147
Genelux Corp.* 186 2,699
Generation Bio Co.* 868 814
Geron Corp.* 5,351 10,167
Gilead Sciences, Inc. 60,734 4,770,048
Common Stocks
Shares Value ($)
Biotechnology
Halozyme Therapeutics, Inc.* 1,378 46,673
Humacyte, Inc.* 1,546 3,277
Ideaya Biosciences, Inc.* 650 17,660
Immuneering Corp., Class A* 579 4,070
ImmunityBio, Inc.* 716 2,248
ImmunoGen, Inc.* 2,224 33,049
Immunovant, Inc.* 501 16,558
Inhibrx, Inc.* 468 7,240
Insmed, Inc.* 989 24,784
Intellia Therapeutics, Inc.* 822 20,591
Intercept Pharmaceuticals,
Inc.* 238 4,505
Iovance Biotherapeutics, Inc.* 1,898 7,250
Ironwood Pharmaceuticals,
Inc., Class A* 2,271 20,371
Keros Therapeutics, Inc.* 334 9,532
Kiniksa Pharmaceuticals Ltd.,
Class A* 774 11,803
Krystal Biotech, Inc.* 172 20,102
Kura Oncology, Inc.* 1,074 9,075
Kymera Therapeutics, Inc.* 546 6,372
Lyell Immunopharma, Inc.* 1,214 2,009
MacroGenics, Inc.* 916 4,781
Madrigal Pharmaceuticals,
Inc.* 120 15,766
MannKind Corp.* 3,208 13,762
MiMedx Group, Inc.* 1,532 10,050
Mirati Therapeutics, Inc.* 8,810 489,219
Mirum Pharmaceuticals, Inc.* 446 12,234
Moderna, Inc.* 5,700 432,972
Monte Rosa Therapeutics,
Inc.* 1,622 5,515
Morphic Holding, Inc.* 284 5,666
Myriad Genetics, Inc.* 986 15,362
Neurocrine Biosciences, Inc.* 21,943 2,434,356
Novavax, Inc.* 898 5,981
Nuvalent, Inc., Class A* 252 13,127
Olema Pharmaceuticals, Inc.* 368 4,891
Organogenesis Holdings, Inc.,
Class A* 1,662 3,723
ORIC Pharmaceuticals, Inc.* 689 4,616
Outlook Therapeutics, Inc.* 3,371 2,023
Point Biopharma Global, Inc.* 1,284 16,255
Prime Medicine, Inc.* 790 5,127
ProKidney Corp., Class A* 1,029 1,677
Protagonist Therapeutics, Inc.* 450 6,543
Prothena Corp. plc* 363 13,235
PTC Therapeutics, Inc.* 596 11,175
RAPT Therapeutics, Inc.* 573 7,535
Recursion Pharmaceuticals,
Inc., Class A* 1,085 5,729
Regeneron Pharmaceuticals,
Inc.* 1,520 1,185,433
REGENXBIO, Inc.* 389 5,014
Relay Therapeutics, Inc.* 1,166 7,696
Replimune Group, Inc.* 573 8,349
REVOLUTION Medicines,
Inc.* 811 16,058
Rhythm Pharmaceuticals, Inc.* 486 11,231
Rocket Pharmaceuticals, Inc.* 770 13,937
Sage Therapeutics, Inc.* 417 7,810
Sana Biotechnology, Inc.* 2,024 5,991

56 - Statement of Investments - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Biotechnology
SpringWorks Therapeutics,
Inc.* 562 12,870
Syndax Pharmaceuticals, Inc.* 658 9,265
Tango Therapeutics, Inc.* 399 3,352
Tenaya Therapeutics, Inc.* 1,073 1,953
TG Therapeutics, Inc.* 1,686 13,033
Twist Bioscience Corp.* 591 9,314
Tyra Biosciences, Inc.* 321 3,724
UroGen Pharma Ltd.* 311 3,486
Vaxcyte, Inc.* 856 41,174
Vaxxinity, Inc., Class A* 2,065 2,375
Vera Therapeutics, Inc., Class
A* 452 4,710
Veracyte, Inc.* 946 19,601
Vericel Corp.* 568 19,982
Vertex Pharmaceuticals, Inc.* 5,108 1,849,658
Verve Therapeutics, Inc.* 352 4,238
Viking Therapeutics, Inc.* 919 9,015
Vir Biotechnology, Inc.* 527 4,179
Viridian Therapeutics, Inc.* 396 4,950
Voyager Therapeutics, Inc.* 530 3,482
X4 Pharmaceuticals, Inc.* 4,191 3,355
Xencor, Inc.* 571 9,907
Zentalis Pharmaceuticals, Inc.* 553 9,047
Zura Bio Ltd., Class A* 797 3,746
Zymeworks, Inc.* 649 4,556
21,495,537
Broadline Retail 2.8%
Amazon.com, Inc.* 166,292 22,131,802
Dillard's, Inc., Class A 58 18,006
22,149,808
Building Products 0.6%
AAON, Inc. 622 33,887
Allegion plc 20,547 2,021,003
American Woodmark Corp.* 185 12,437
Apogee Enterprises, Inc. 305 13,091
AZZ, Inc. 137 6,476
CSW Industrials, Inc. 123 21,803
Fortune Brands Innovations,
Inc. 3,503 195,467
Gibraltar Industries, Inc.* 262 15,945
Griffon Corp. 399 15,936
Insteel Industries, Inc. 355 9,908
Janus International Group,
Inc.* 1,296 12,131
JELD-WEN Holding, Inc.* 824 9,336
Johnson Controls International
plc 15,546 762,065
Masonite International Corp.* 159 12,583
Masterbrand, Inc.* 1,179 13,099
PGT Innovations, Inc.* 595 17,814
Quanex Building Products
Corp. 514 13,801
Resideo Technologies, Inc.* 890 12,887
Simpson Manufacturing Co.,
Inc. 392 52,207
Trane Technologies plc 7,152 1,361,097
UFP Industries, Inc. 706 67,190
Common Stocks
Shares Value ($)
Building Products
Zurn Elkay Water Solutions
Corp. 1,271 33,631
4,713,794
Capital Markets 1.9%
Artisan Partners Asset
Management, Inc., Class A 871 28,743
Avantax, Inc.* 201 5,188
B. Riley Financial, Inc. 92 3,331
BGC Group, Inc., Class A 2,954 17,340
BlackRock, Inc. 2,446 1,497,637
Blackstone, Inc. 10,048 927,933
Brightsphere Investment
Group, Inc. 537 8,409
Cohen & Steers, Inc. 253 13,217
Diamond Hill Investment
Group, Inc. 64 10,054
Donnelley Financial Solutions,
Inc.* 293 15,948
Goldman Sachs Group, Inc.
(The) 5,932 1,801,015
Hamilton Lane, Inc., Class A 297 24,984
Intercontinental Exchange, Inc. 21,022 2,258,604
Moelis & Co., Class A 560 23,318
MSCI, Inc., Class A 5,070 2,390,758
Nasdaq, Inc. 47,644 2,363,142
Open Lending Corp.* 1,270 7,607
P10, Inc., Class A 1,016 9,571
Patria Investments Ltd., Class
A 749 9,655
Piper Sandler Cos. 126 17,621
PJT Partners, Inc., Class A 271 21,236
S&P Global, Inc. 7,092 2,477,307
Silvercrest Asset Management
Group, Inc., Class A 286 5,076
StepStone Group, Inc., Class
A 514 14,546
StoneX Group, Inc.* 85 8,102
Tradeweb Markets, Inc., Class
A 14,437 1,299,474
Victory Capital Holdings, Inc.,
Class A 556 16,380
Virtus Investment Partners,
Inc. 65 11,975
WisdomTree, Inc. 1,961 12,158
15,300,329
Chemicals 2.0%
AdvanSix, Inc. 376 10,359
Air Products & Chemicals, Inc. 2,850 804,954
Albemarle Corp. 1,296 164,307
American Vanguard Corp. 207 1,937
Ashland, Inc. 3,109 238,243
Aspen Aerogels, Inc.* 504 3,891
Avient Corp. 751 23,747
Balchem Corp. 270 31,385
Cabot Corp. 480 31,910
Celanese Corp., Class A(a) 19,234 2,202,485
Chase Corp. 112 14,231
Ecolab, Inc. 4,781 801,965
Ecovyst, Inc.* 1,183 10,884
Element Solutions, Inc. 29,933 545,679
Hawkins, Inc. 385 22,111

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Statement of Investments - 57
Common Stocks
Shares Value ($)
Chemicals
HB Fuller Co. 456 30,164
Ingevity Corp.* 270 10,876
Innospec, Inc. 264 25,872
Koppers Holdings, Inc. 322 11,775
Linde plc 18,381 7,024,483
Livent Corp.* 1,710 24,949
LSB Industries, Inc.* 1,110 10,112
Mativ Holdings, Inc. 484 6,340
Minerals Technologies, Inc. 297 16,056
Orion SA 857 17,397
Perimeter Solutions SA* 846 2,707
PureCycle Technologies, Inc.* 421 1,873
Quaker Chemical Corp. 108 15,522
Sensient Technologies Corp. 360 20,311
Sherwin-Williams Co. (The) 14,224 3,388,299
Stepan Co. 172 12,866
Trinseo plc 1,342 8,307
Tronox Holdings plc 1,157 12,368
15,548,365
Commercial Services & Supplies 0.2%
ABM Industries, Inc. 539 21,204
ACCO Brands Corp. 1,318 6,669
ACV Auctions, Inc., Class A* 1,091 14,543
Brink's Co. (The) 560 37,442
Casella Waste Systems, Inc.,
Class A* 482 36,367
Cimpress plc* 155 9,249
CoreCivic, Inc.* 1,526 19,380
Deluxe Corp. 651 11,100
Ennis, Inc. 582 12,431
Enviri Corp.* 601 3,450
GEO Group, Inc. (The)* 1,670 14,596
Healthcare Services Group,
Inc. 160 1,520
HNI Corp. 498 17,276
Interface, Inc., Class A 1,277 11,352
Li-Cycle Holdings Corp.* 1,081 1,449
Matthews International Corp.,
Class A 293 10,384
MillerKnoll, Inc. 769 18,071
Montrose Environmental
Group, Inc.* 328 7,583
OPENLANE, Inc.* 1,060 14,236
Pitney Bowes, Inc. 3,163 10,216
SP Plus Corp.* 213 10,763
Steelcase, Inc., Class A 1,479 16,136
UniFirst Corp. 106 17,430
Waste Connections, Inc. 7,460 966,070
1,288,917
Communications Equipment 0.4%
ADTRAN Holdings, Inc. 1,167 7,667
Calix, Inc.* 503 16,659
Cisco Systems, Inc. 38,824 2,023,895
Clearfield, Inc.* 248 5,957
CommScope Holding Co.,
Inc.* 2,979 4,409
Digi International, Inc.* 346 8,712
Extreme Networks, Inc.* 1,629 33,590
Harmonic, Inc.* 1,048 11,308
Infinera Corp.* 1,973 5,781
Motorola Solutions, Inc. 4,052 1,128,320
Common Stocks
Shares Value ($)
Communications Equipment
NetScout Systems, Inc.* 550 12,007
Viavi Solutions, Inc.* 1,715 13,343
3,271,648
Construction & Engineering 0.0%
†
Ameresco, Inc., Class A* 279 7,296
API Group Corp.* 1,911 49,437
Arcosa, Inc. 402 27,766
Argan, Inc. 303 13,859
Comfort Systems USA, Inc. 408 74,195
Concrete Pumping Holdings,
Inc.* 566 3,979
Construction Partners, Inc.,
Class A* 486 18,687
Dycom Industries, Inc.* 244 20,784
Fluor Corp.* 1,234 41,080
Granite Construction, Inc. 385 15,585
Great Lakes Dredge & Dock
Corp.* 402 3,055
IES Holdings, Inc.* 207 12,881
Limbach Holdings, Inc.* 139 4,142
MYR Group, Inc.* 125 14,479
Primoris Services Corp. 535 16,082
Sterling Infrastructure, Inc.* 282 20,544
343,851
Construction Materials 0.1%
Knife River Corp.* 357 17,964
Martin Marietta Materials, Inc. 1,814 741,817
Summit Materials, Inc., Class
A* 1,284 42,244
United States Lime & Minerals,
Inc. 57 11,285
813,310
Consumer Finance 0.6%
American Express Co. 18,936 2,765,224
Bread Financial Holdings, Inc. 314 8,487
Discover Financial Services 19,999 1,641,518
Encore Capital Group, Inc.* 267 10,060
Enova International, Inc.* 292 11,645
FirstCash Holdings, Inc. 367 39,974
Green Dot Corp., Class A* 704 7,871
LendingClub Corp.* 674 3,498
LendingTree, Inc.* 282 3,731
Navient Corp. 864 13,746
Nelnet, Inc., Class A 144 12,213
PRA Group, Inc.* 268 3,299
PROG Holdings, Inc.* 459 12,572
Upstart Holdings, Inc.* 811 19,488
World Acceptance Corp.* 82 8,087
4,561,413
Consumer Staples Distribution & Retail 1.3%
Andersons, Inc. (The) 472 23,661
Chefs' Warehouse, Inc. (The)* 171 3,254
Dollar Tree, Inc.* 31,913 3,545,215
Ingles Markets, Inc., Class A 169 13,557
Performance Food Group Co.* 31,247 1,804,827
PriceSmart, Inc. 268 16,747
SpartanNash Co. 135 3,036
Sprouts Farmers Market, Inc.* 885 37,188
United Natural Foods, Inc.* 689 10,046
Walmart, Inc. 28,200 4,608,162

58 - Statement of Investments - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Weis Markets, Inc. 217 14,127
10,079,820
Containers & Packaging 0.5%
Avery Dennison Corp. 18,141 3,157,804
Crown Holdings, Inc. 10,384 836,951
Greif, Inc., Class A 195 12,382
Greif, Inc., Class B 248 15,887
Myers Industries, Inc. 599 10,045
O-I Glass, Inc.* 1,066 16,470
Ranpak Holdings Corp., Class
A* 1,163 3,675
TriMas Corp. 144 3,486
4,056,700
Diversified Consumer Services 0.0%
†
2U, Inc.* 1,462 3,099
Adtalem Global Education,
Inc.* 392 20,306
Carriage Services, Inc., Class
A 349 7,538
Chegg, Inc.* 1,056 7,952
Coursera, Inc.* 1,244 21,571
Duolingo, Inc., Class A* 308 44,983
European Wax Center, Inc.,
Class A* 330 4,874
Frontdoor, Inc.* 891 25,777
Graham Holdings Co., Class B 28 16,204
Laureate Education, Inc. 1,324 18,721
Nerdy, Inc.* 995 3,065
OneSpaWorld Holdings Ltd.* 1,008 10,564
Perdoceo Education Corp. 1,162 21,021
Rover Group, Inc., Class A* 709 4,573
Strategic Education, Inc. 206 16,956
Stride, Inc.* 297 16,329
WW International, Inc.* 336 2,627
246,160
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. 1,255 19,829
American Assets Trust, Inc. 648 11,502
Broadstone Net Lease, Inc. 1,728 24,451
Empire State Realty Trust,
Inc., Class A 2,404 19,448
Essential Properties Realty
Trust, Inc. 1,963 43,088
One Liberty Properties, Inc. 466 8,575
126,893
Diversified Telecommunication Services 0.6%
AST SpaceMobile, Inc., Class
A* 1,161 3,843
AT&T, Inc. 321,828 4,956,151
Cogent Communications
Holdings, Inc. 413 26,837
Consolidated Communications
Holdings, Inc.* 999 4,166
EchoStar Corp., Class A* 616 8,538
Globalstar, Inc.* 7,677 10,824
IDT Corp., Class B* 200 5,610
Liberty Latin America Ltd.,
Class C* 1,401 9,597
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Lumen Technologies, Inc.* 14,479 21,139
5,046,705
Electric Utilities 1.5%
ALLETE, Inc. 482 25,806
Alliant Energy Corp. 4,923 240,193
American Electric Power Co.,
Inc. 6,219 469,783
Constellation Energy Corp. 4,146 468,166
Duke Energy Corp. 9,069 806,143
Entergy Corp. 2,850 272,432
Exelon Corp. 12,696 494,382
FirstEnergy Corp. 80,615 2,869,894
Genie Energy Ltd., Class B 482 9,563
MGE Energy, Inc. 287 20,558
NextEra Energy, Inc. 62,125 3,621,888
Otter Tail Corp. 506 38,932
PG&E Corp.* 26,688 435,014
PNM Resources, Inc. 834 35,245
Portland General Electric Co. 823 32,937
Xcel Energy, Inc. 37,386 2,215,868
12,056,804
Electrical Equipment 1.3%
AMETEK, Inc. 11,749 1,653,907
Array Technologies, Inc.* 1,241 21,507
Atkore, Inc.* 389 48,345
Bloom Energy Corp., Class A* 1,649 17,150
Eaton Corp. plc 18,254 3,795,189
Emerson Electric Co. 10,384 923,864
Encore Wire Corp. 197 35,229
Energy Vault Holdings, Inc.* 1,748 3,513
EnerSys 408 34,917
Enovix Corp.* 1,183 10,541
Eos Energy Enterprises, Inc.* 840 1,478
ESS Tech, Inc.* 3,225 3,870
Fluence Energy, Inc., Class A* 304 5,265
FuelCell Energy, Inc.* 6,321 6,890
GrafTech International Ltd. 2,480 8,556
NEXTracker, Inc., Class A* 414 14,391
nVent Electric plc 35,248 1,696,486
Powell Industries, Inc. 87 6,669
Preformed Line Products Co. 67 9,068
Rockwell Automation, Inc. 7,463 1,961,351
Shoals Technologies Group,
Inc., Class A* 1,496 22,979
Stem, Inc.* 2,006 6,780
SunPower Corp.* 506 2,161
Thermon Group Holdings, Inc.* 513 13,692
TPI Composites, Inc.* 320 739
Vicor Corp.* 241 9,336
10,313,873
Electronic Equipment, Instruments & Components 1.0%
Advanced Energy Industries,
Inc. 322 28,098
Amphenol Corp., Class A 16,858 1,357,912
Arlo Technologies, Inc.* 868 7,369
Badger Meter, Inc. 325 45,029
Bel Fuse, Inc., Class B 203 10,998
Belden, Inc. 522 37,010
Benchmark Electronics, Inc. 162 3,922
CDW Corp. 17,604 3,527,842

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Statement of Investments - 59
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Climb Global Solutions, Inc. 96 4,270
CTS Corp. 336 12,570
ePlus, Inc.* 234 14,625
Evolv Technologies Holdings,
Inc.* 1,216 5,168
Fabrinet* 344 53,320
Insight Enterprises, Inc.* 289 41,414
Itron, Inc.* 377 21,595
Keysight Technologies, Inc.* 15,522 1,894,460
Kimball Electronics, Inc.* 399 10,454
Knowles Corp.* 940 12,211
Lightwave Logic, Inc.* 860 3,896
Methode Electronics, Inc. 442 10,108
MicroVision, Inc.* 1,383 2,614
Mirion Technologies, Inc.,
Class A* 1,791 12,412
Napco Security Technologies,
Inc. 382 7,017
Novanta, Inc.* 320 42,259
OSI Systems, Inc.* 135 14,076
PAR Technology Corp.* 243 7,093
PC Connection, Inc. 255 13,663
Plexus Corp.* 209 20,549
Rogers Corp.* 139 17,082
Sanmina Corp.* 484 24,621
ScanSource, Inc.* 266 8,086
SmartRent, Inc., Class A* 1,772 4,270
Trimble, Inc.* 6,737 317,515
TTM Technologies, Inc.* 1,021 11,731
Vishay Intertechnology, Inc. 1,502 33,404
Vishay Precision Group, Inc.* 311 9,305
7,647,968
Energy Equipment & Services 0.3%
Archrock, Inc. 1,325 16,788
Atlas Energy Solutions, Inc. 464 8,449
Borr Drilling Ltd.* 2,106 12,910
Bristow Group, Inc., Class A* 98 2,562
Cactus, Inc., Class A 542 25,442
ChampionX Corp. 2,194 67,575
Core Laboratories, Inc. 581 12,445
Diamond Offshore Drilling,
Inc.* 766 9,506
Dril-Quip, Inc.* 308 6,671
Expro Group Holdings NV* 756 11,907
Helix Energy Solutions Group,
Inc.* 1,271 12,456
Helmerich & Payne, Inc. 1,067 42,221
Liberty Energy, Inc., Class A 1,986 39,124
Nabors Industries Ltd.* 124 12,107
Noble Corp. plc 984 45,943
Oceaneering International,
Inc.* 815 17,922
Oil States International, Inc.* 1,386 10,062
Patterson-UTI Energy, Inc. 3,519 44,691
ProPetro Holding Corp.* 1,045 10,952
Ranger Energy Services, Inc.,
Class A 756 8,777
RPC, Inc. 1,363 11,340
Schlumberger NV 25,542 1,421,668
Seadrill Ltd.* 411 16,243
Common Stocks
Shares Value ($)
Energy Equipment & Services
Select Water Solutions, Inc.,
Class A 889 6,614
TETRA Technologies, Inc.* 738 3,498
Tidewater, Inc.* 407 27,818
US Silica Holdings, Inc.* 1,084 13,084
Valaris Ltd.* 520 34,341
Weatherford International plc* 632 58,833
2,011,949
Entertainment 1.0%
Atlanta Braves Holdings, Inc.,
Class C* 375 13,043
Cinemark Holdings, Inc.* 1,074 17,710
Electronic Arts, Inc. 25,547 3,162,463
IMAX Corp.* 716 13,038
Lions Gate Entertainment
Corp., Class A* 1,303 10,242
Lions Gate Entertainment
Corp., Class B* 1,707 12,734
Madison Square Garden
Entertainment Corp., Class
A* 409 12,466
Sphere Entertainment Co.* 191 6,286
TKO Group Holdings, Inc. 44,323 3,633,600
Warner Bros Discovery, Inc.* 128,636 1,278,642
8,160,224
Financial Services 3.4%
A-Mark Precious Metals, Inc. 144 3,899
Apollo Global Management,
Inc. 10,131 784,545
AvidXchange Holdings, Inc.* 1,393 12,035
Banco Latinoamericano de
Comercio Exterior SA, Class
E 504 11,380
Berkshire Hathaway, Inc.,
Class B* 12,000 4,095,960
Cannae Holdings, Inc.* 440 7,194
Cass Information Systems,
Inc. 296 11,192
Compass Diversified Holdings 163 2,800
Enact Holdings, Inc. 603 16,619
Essent Group Ltd. 1,187 56,074
EVERTEC, Inc. 937 29,778
Federal Agricultural Mortgage
Corp., Class C 91 13,519
Fidelity National Information
Services, Inc. 31,150 1,529,776
Fiserv, Inc.* 41,103 4,675,466
Flywire Corp.* 810 21,781
I3 Verticals, Inc., Class A* 65 1,219
International Money Express,
Inc.* 206 3,288
Jackson Financial, Inc., Class
A 873 32,048
Marqeta, Inc., Class A* 4,399 22,743
Mastercard, Inc., Class A 2,850 1,072,597
Mr. Cooper Group, Inc.* 562 31,770
NMI Holdings, Inc., Class A* 1,091 29,839
Pagseguro Digital Ltd., Class
A* 2,176 15,363
Payoneer Global, Inc.* 2,740 15,865
PayPal Holdings, Inc.* 14,769 765,034

60 - Statement of Investments - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Financial Services
PennyMac Financial Services,
Inc. 206 13,843
Radian Group, Inc. 1,865 47,259
Remitly Global, Inc.* 875 23,564
Repay Holdings Corp., Class
A* 1,466 8,781
StoneCo Ltd., Class A* 3,215 31,877
Visa, Inc., Class A(a) 57,601 13,541,995
Walker & Dunlop, Inc. 258 16,718
26,945,821
Food Products 0.9%
B&G Foods, Inc. 872 7,037
Beyond Meat, Inc.* 1,329 7,934
Calavo Growers, Inc. 171 4,333
Cal-Maine Foods, Inc. 414 18,758
Dole plc 1,089 12,436
Fresh Del Monte Produce, Inc. 536 13,400
Hain Celestial Group, Inc.
(The)* 1,105 12,210
Hostess Brands, Inc., Class A* 1,169 39,045
J & J Snack Foods Corp. 117 18,323
John B Sanfilippo & Son, Inc. 169 17,282
Lamb Weston Holdings, Inc. 15,304 1,374,299
Lancaster Colony Corp. 171 28,928
McCormick & Co., Inc.
(Non-Voting) 28,038 1,791,628
Mondelez International, Inc.,
Class A 31,913 2,112,960
Simply Good Foods Co. (The)* 24,993 931,989
Sovos Brands, Inc.* 440 9,553
SunOpta, Inc.* 834 3,203
TreeHouse Foods, Inc.* 407 16,968
Utz Brands, Inc. 35,867 437,219
6,857,505
Gas Utilities 0.0%
†
Brookfield Infrastructure Corp.,
Class A 1,531 39,439
Chesapeake Utilities Corp. 213 18,874
New Jersey Resources Corp. 971 39,403
Northwest Natural Holding Co. 320 11,747
ONE Gas, Inc. 590 35,636
Southwest Gas Holdings, Inc. 428 25,085
Spire, Inc. 398 22,141
192,325
Ground Transportation 1.2%
ArcBest Corp. 323 35,168
CSX Corp. 45,027 1,344,056
Daseke, Inc.* 929 4,125
Heartland Express, Inc. 446 5,200
Marten Transport Ltd. 678 11,919
Old Dominion Freight Line, Inc. 6,119 2,304,783
RXO, Inc.* 900 15,759
Saia, Inc.* 7,749 2,777,939
TuSimple Holdings, Inc., Class
A* 7,982 8,541
Uber Technologies, Inc.* 27,354 1,183,881
Union Pacific Corp. 8,133 1,688,492
Werner Enterprises, Inc. 465 16,889
9,396,752
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 2.5%
Accuray, Inc.* 1,508 3,981
Alphatec Holdings, Inc.* 793 7,280
Artivion, Inc.* 698 8,893
AtriCure, Inc.* 348 12,055
Atrion Corp. 21 7,182
Avanos Medical, Inc.* 546 10,025
Axonics, Inc.* 364 18,640
Boston Scientific Corp.* 99,779 5,107,687
Cerus Corp.* 4,150 5,810
CONMED Corp. 278 27,094
Cooper Cos., Inc. (The) 12,046 3,755,340
Dexcom, Inc.* 18,905 1,679,331
Embecta Corp. 714 10,796
Glaukos Corp.* 406 27,689
Haemonetics Corp.* 592 50,456
Inari Medical, Inc.* 410 24,891
Inmode Ltd.* 1,125 21,488
Integer Holdings Corp.* 246 19,968
Intuitive Surgical, Inc.* 9,945 2,607,778
iRadimed Corp. 323 13,159
iRhythm Technologies, Inc.* 259 20,337
Lantheus Holdings, Inc.* 624 40,310
LeMaitre Vascular, Inc. 301 14,623
LivaNova plc* 398 19,522
Medtronic plc 36,218 2,555,542
Merit Medical Systems, Inc.* 548 37,670
Nano-X Imaging Ltd.* 229 1,156
Neogen Corp.* 1,878 27,963
Nevro Corp.* 229 3,304
Omnicell, Inc.* 373 13,256
OraSure Technologies, Inc.* 673 3,473
Orthofix Medical, Inc.* 216 2,385
OrthoPediatrics Corp.* 102 2,495
Paragon 28, Inc.* 200 1,726
PROCEPT BioRobotics Corp.* 242 6,483
RxSight, Inc.* 200 4,428
Semler Scientific, Inc.* 175 5,105
SI-BONE, Inc.* 469 7,978
STAAR Surgical Co.* 392 16,393
Surmodics, Inc.* 240 7,070
Tactile Systems Technology,
Inc.* 524 5,722
TransMedics Group, Inc.* 256 9,595
Treace Medical Concepts,
Inc.* 590 5,918
UFP Technologies, Inc.* 73 11,382
Utah Medical Products, Inc. 153 12,167
Varex Imaging Corp.* 606 10,938
Zimmer Biomet Holdings, Inc. 32,908 3,435,924
Zimvie, Inc.* 352 2,485
Zynex, Inc.* 564 5,008
19,709,901
Health Care Providers & Services 3.3%
Accolade, Inc.* 868 5,642
AdaptHealth Corp., Class A* 1,020 7,477
Addus HomeCare Corp.* 152 11,993
Agiliti, Inc.* 702 3,952
AirSculpt Technologies, Inc.* 648 3,888
Alignment Healthcare, Inc.* 1,320 9,082
AMN Healthcare Services,
Inc.* 341 25,868

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Statement of Investments - 61
Common Stocks
Shares Value ($)
Health Care Providers & Services
Apollo Medical Holdings, Inc.* 413 12,890
Brookdale Senior Living, Inc.* 1,093 4,274
Cencora, Inc.(a) 12,298 2,276,975
Centene Corp.* 38,469 2,653,592
CorVel Corp.* 100 19,394
Cross Country Healthcare,
Inc.* 424 9,820
CVS Health Corp. 40,880 2,821,129
DocGo, Inc.* 830 4,930
Elevance Health, Inc. 3,240 1,458,292
Enhabit, Inc.* 852 6,279
Ensign Group, Inc. (The) 476 45,981
Fulgent Genetics, Inc.* 129 3,088
Guardant Health, Inc.* 1,086 28,106
HCA Healthcare, Inc. 4,306 973,759
HealthEquity, Inc.* 746 53,473
Hims & Hers Health, Inc.* 1,719 10,280
Humana, Inc. 9,334 4,888,122
LifeStance Health Group, Inc.* 1,562 9,106
McKesson Corp. 2,026 922,559
ModivCare, Inc.* 90 3,801
National HealthCare Corp. 199 13,405
National Research Corp. 377 15,932
NeoGenomics, Inc.* 1,080 15,142
OPKO Health, Inc.* 5,784 7,230
Option Care Health, Inc.* 1,638 45,422
Owens & Minor, Inc.* 732 10,489
Patterson Cos., Inc. 932 28,389
Pediatrix Medical Group, Inc.* 998 11,437
PetIQ, Inc., Class A* 524 9,835
Privia Health Group, Inc.* 619 13,011
Progyny, Inc.* 645 19,905
Quest Diagnostics, Inc. 4,146 539,395
Quipt Home Medical Corp.* 877 4,148
RadNet, Inc.* 484 13,049
Select Medical Holdings Corp. 1,296 29,458
Surgery Partners, Inc.* 516 11,935
UnitedHealth Group, Inc. 16,356 8,759,619
US Physical Therapy, Inc. 115 9,673
25,831,226
Health Care REITs 0.3%
CareTrust REIT, Inc. 1,471 31,656
Diversified Healthcare Trust 3,141 6,502
LTC Properties, Inc. 407 12,865
National Health Investors, Inc. 563 28,173
Physicians Realty Trust 1,883 20,449
Sabra Health Care REIT, Inc. 1,807 24,647
Universal Health Realty
Income Trust 241 9,264
Ventas, Inc. 50,021 2,123,892
2,257,448
Health Care Technology 0.0%
†
American Well Corp., Class A* 2,234 2,614
Evolent Health, Inc., Class A* 760 18,567
Health Catalyst, Inc.* 928 6,951
HealthStream, Inc. 507 12,878
Multiplan Corp.* 6,082 10,278
NextGen Healthcare, Inc.* 517 12,367
Phreesia, Inc.* 452 6,174
Schrodinger, Inc.* 618 13,410
Sharecare, Inc.* 2,290 2,404
Common Stocks
Shares Value ($)
Health Care Technology
Simulations Plus, Inc. 244 8,606
Veradigm, Inc.* 714 9,418
103,667
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. 2,665 41,787
Braemar Hotels & Resorts, Inc. 1,332 3,490
DiamondRock Hospitality Co. 2,033 15,715
RLJ Lodging Trust 2,319 21,798
Ryman Hospitality Properties,
Inc. 661 56,582
Service Properties Trust 2,745 19,901
Summit Hotel Properties, Inc. 1,844 10,400
Xenia Hotels & Resorts, Inc. 1,128 13,119
182,792
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.,
Class A* 1,034 10,185
Bally's Corp.* 426 3,885
Bloomin' Brands, Inc. 674 15,731
Bluegreen Vacations Holding
Corp. 126 4,222
Booking Holdings, Inc.* 511 1,425,465
Brinker International, Inc.* 420 14,246
Cheesecake Factory, Inc.
(The) 447 13,888
Chuy's Holdings, Inc.* 288 9,694
Cracker Barrel Old Country
Store, Inc. 169 11,215
Dave & Buster's
Entertainment, Inc.* 472 16,492
Denny's Corp.* 1,051 9,060
Dine Brands Global, Inc. 239 11,780
Domino's Pizza, Inc. 6,366 2,158,010
DraftKings, Inc., Class A* 21,765 601,149
Everi Holdings, Inc.* 960 10,358
Expedia Group, Inc.* 19,084 1,818,514
Golden Entertainment, Inc. 267 8,373
Hilton Grand Vacations, Inc.* 701 25,201
International Game
Technology plc 1,369 34,800
Jack in the Box, Inc. 105 6,634
Krispy Kreme, Inc. 234 3,026
Kura Sushi USA, Inc., Class A* 60 3,428
Las Vegas Sands Corp. 17,659 838,096
Life Time Group Holdings,
Inc.* 358 4,232
Light & Wonder, Inc.* 978 71,502
Lindblad Expeditions Holdings,
Inc.* 621 3,863
Marriott International, Inc.,
Class A 5,572 1,050,656
McDonald's Corp. 24,142 6,329,308
Monarch Casino & Resort, Inc. 199 11,978
Nathan's Famous, Inc. 123 8,052
Papa John's International, Inc. 201 13,069
PlayAGS, Inc.* 1,209 8,632
Portillo's, Inc., Class A* 606 9,060
Red Rock Resorts, Inc., Class
A 372 14,713
Rush Street Interactive, Inc.* 1,118 3,991
Sabre Corp.* 3,755 13,143

62 - Statement of Investments - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
SeaWorld Entertainment, Inc.* 406 17,490
Shake Shack, Inc., Class A* 303 16,980
Six Flags Entertainment Corp.* 939 18,686
Soho House & Co., Inc., Class
A* 104,844 754,877
Super Group SGHC Ltd.* 1,157 4,431
Sweetgreen, Inc., Class A* 1,706 17,623
Travel + Leisure Co. 13,237 450,455
Xponential Fitness, Inc., Class
A* 95 1,356
Yum! Brands, Inc. 17,296 2,090,395
17,967,944
Household Durables 0.5%
Beazer Homes USA, Inc.* 419 10,136
Cavco Industries, Inc.* 72 17,965
Century Communities, Inc. 349 21,464
Cricut, Inc., Class A 468 3,992
Dream Finders Homes, Inc.,
Class A* 461 9,077
Ethan Allen Interiors, Inc. 386 10,136
Green Brick Partners, Inc.* 402 15,557
Helen of Troy Ltd.* 194 19,074
Hovnanian Enterprises, Inc.,
Class A* 163 11,325
Installed Building Products,
Inc. 291 32,496
KB Home 948 41,902
La-Z-Boy, Inc. 147 4,298
Lennar Corp., Class A 28,702 3,061,929
LGI Homes, Inc.* 173 16,350
M/I Homes, Inc.* 206 16,907
MDC Holdings, Inc. 607 23,036
Meritage Homes Corp. 371 42,302
Skyline Champion Corp.* 448 26,266
Sonos, Inc.* 321 3,460
Taylor Morrison Home Corp.,
Class A* 1,201 46,022
Toll Brothers, Inc. 2,332 164,896
Tri Pointe Homes, Inc.* 1,172 29,370
3,627,960
Household Products 1.9%
Central Garden & Pet Co.* 99 4,319
Central Garden & Pet Co.,
Class A* 477 18,932
Colgate-Palmolive Co. 57,298 4,304,226
Energizer Holdings, Inc. 692 21,853
Oil-Dri Corp. of America 77 4,411
Procter & Gamble Co. (The) 72,755 10,915,433
WD-40 Co. 110 23,254
15,292,428
Independent Power and Renewable Electricity Producers
0.1%
Montauk Renewables, Inc.* 991 9,969
NextEra Energy Partners LP 1,036 28,044
Ormat Technologies, Inc. 414 25,478
Sunnova Energy International,
Inc.* 6,197 56,579
Vistra Corp. 11,660 381,515
501,585
Common Stocks
Shares Value ($)
Industrial Conglomerates 0.7%
Brookfield Business Corp.,
Class A 83 1,180
General Electric Co. 31,693 3,442,810
Honeywell International, Inc. 12,664 2,320,805
5,764,795
Industrial REITs 0.3%
Innovative Industrial
Properties, Inc. 267 19,179
LXP Industrial Trust 3,720 29,425
Prologis, Inc. 21,631 2,179,323
Terreno Realty Corp. 785 41,825
2,269,752
Insurance 3.7%
Allstate Corp. (The) 70,033 8,973,328
Ambac Financial Group, Inc.* 498 6,041
American Equity Investment
Life Holding Co. 662 35,059
American International Group,
Inc. 29,151 1,787,248
AMERISAFE, Inc. 262 13,354
Arch Capital Group Ltd.* 30,948 2,682,573
Assurant, Inc. 10,472 1,559,281
BRP Group, Inc., Class A* 557 11,658
CNO Financial Group, Inc. 1,331 30,853
Employers Holdings, Inc. 385 14,630
Enstar Group Ltd.* 100 23,697
F&G Annuities & Life, Inc. 301 9,238
Fidelis Insurance Holdings
Ltd.* 287 4,058
Genworth Financial, Inc.,
Class A* 4,528 27,123
Globe Life, Inc. 20,265 2,358,035
Goosehead Insurance, Inc.,
Class A* 210 13,623
Horace Mann Educators Corp. 487 15,452
James River Group Holdings
Ltd. 632 8,690
Lemonade, Inc.* 614 6,717
Marsh & McLennan Cos., Inc. 15,757 2,988,315
Mercury General Corp. 390 12,043
MetLife, Inc. 12,917 775,149
National Western Life Group,
Inc., Class A 14 6,705
Oscar Health, Inc., Class A* 1,727 8,842
Palomar Holdings, Inc.* 241 12,069
ProAssurance Corp. 239 4,063
Progressive Corp. (The) 37,533 5,933,592
Safety Insurance Group, Inc. 205 15,410
Selective Insurance Group,
Inc. 624 64,965
Selectquote, Inc.* 2,875 3,795
SiriusPoint Ltd.* 1,512 14,893
Stewart Information Services
Corp. 313 13,669
Tiptree, Inc., Class A 263 3,974
Trupanion, Inc.* 462 9,517
Universal Insurance Holdings,
Inc. 318 4,980
Unum Group 43,438 2,124,118
29,576,757

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Statement of Investments - 63
Common Stocks
Shares Value ($)
Interactive Media & Services 5.3%
Alphabet, Inc., Class A* 171,118 21,232,321
Alphabet, Inc., Class C*(a) 111,836 14,013,051
Bumble, Inc., Class A* 886 11,908
Cargurus, Inc., Class A* 980 16,885
Cars.com, Inc.* 650 9,899
Eventbrite, Inc., Class A* 667 5,523
fuboTV, Inc.* 4,270 10,333
Match Group, Inc.* 73,641 2,547,979
Meta Platforms, Inc., Class A* 14,486 4,364,197
Nextdoor Holdings, Inc.* 1,935 3,522
Shutterstock, Inc. 267 10,862
TrueCar, Inc.* 2,177 3,984
Vimeo, Inc.* 3,045 9,379
Yelp, Inc., Class A* 788 33,246
Ziff Davis, Inc.* 396 23,942
ZipRecruiter, Inc., Class A* 787 8,381
42,305,412
IT Services 0.8%
Accenture plc, Class A 19,519 5,798,900
BigCommerce Holdings, Inc.,
Series 1* 713 6,338
DigitalOcean Holdings, Inc.* 535 10,946
Fastly, Inc., Class A* 948 13,907
Gartner, Inc.* 1,266 420,363
Grid Dynamics Holdings, Inc.* 335 3,397
Hackett Group, Inc. (The) 705 15,714
Perficient, Inc.* 277 16,119
Rackspace Technology, Inc.* 1,885 2,300
Squarespace, Inc., Class A* 463 13,154
Thoughtworks Holding, Inc.* 660 2,237
Unisys Corp.* 1,112 3,091
Wix.com Ltd.* 2,591 207,021
6,513,487
Leisure Products 0.0%
†
Acushnet Holdings Corp. 373 19,008
Latham Group, Inc.* 1,925 4,408
Malibu Boats, Inc., Class A* 248 10,818
Marine Products Corp. 584 5,688
MasterCraft Boat Holdings,
Inc.* 422 8,626
Smith & Wesson Brands, Inc. 140 2,062
Sturm Ruger & Co., Inc. 182 10,074
Topgolf Callaway Brands
Corp.* 890 10,876
Vista Outdoor, Inc.* 574 14,419
85,979
Life Sciences Tools & Services 1.6%
Adaptive Biotechnologies
Corp.* 26,675 118,437
Agilent Technologies, Inc. 21,209 2,192,374
Avantor, Inc.* 36,275 632,273
BioLife Solutions, Inc.* 268 2,707
Codexis, Inc.* 2,386 3,961
CryoPort, Inc.* 411 3,987
Cytek Biosciences, Inc.* 1,622 6,829
Danaher Corp. 16,717 3,209,998
IQVIA Holdings, Inc.* 3,887 702,886
Mesa Laboratories, Inc. 96 9,008
Mettler-Toledo International,
Inc.* 1,718 1,692,574
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
OmniAb, Inc.* 684 3,112
Pacific Biosciences of
California, Inc.* 2,735 16,902
Quanterix Corp.* 299 6,494
Thermo Fisher Scientific, Inc. 5,066 2,253,205
West Pharmaceutical
Services, Inc. 5,941 1,890,961
12,745,708
Machinery 2.4%
3D Systems Corp.* 590 2,201
Alamo Group, Inc. 83 13,305
Albany International Corp.,
Class A 251 20,484
Astec Industries, Inc. 301 12,052
Barnes Group, Inc. 389 8,087
Caterpillar, Inc. 18,566 4,196,844
Chart Industries, Inc.* 397 46,143
Columbus McKinnon Corp. 342 10,455
Cummins, Inc. 7,293 1,577,476
Deere & Co. 3,039 1,110,329
Desktop Metal, Inc., Class A* 3,612 3,130
Douglas Dynamics, Inc. 250 6,070
Energy Recovery, Inc.* 297 4,514
Enerpac Tool Group Corp.,
Class A 945 26,744
EnPro Industries, Inc. 166 18,436
Esab Corp. 9,069 574,068
ESCO Technologies, Inc. 188 18,277
Federal Signal Corp. 479 27,801
Fortive Corp. 29,619 1,933,528
Franklin Electric Co., Inc. 496 43,013
Gorman-Rupp Co. (The) 415 12,263
Greenbrier Cos., Inc. (The) 320 11,069
Helios Technologies, Inc. 262 13,551
Hillenbrand, Inc. 587 22,324
Hillman Solutions Corp.* 1,736 11,388
Hyliion Holdings Corp.* 3,731 2,225
Hyster-Yale Materials
Handling, Inc. 152 6,082
Illinois Tool Works, Inc. 10,897 2,442,236
ITT, Inc. 21,561 2,012,719
John Bean Technologies Corp. 261 27,149
Kadant, Inc. 88 19,360
Kennametal, Inc. 913 21,099
Lindsay Corp. 112 13,991
Manitowoc Co., Inc. (The)* 629 8,051
Microvast Holdings, Inc.* 3,244 3,990
Mueller Industries, Inc. 1,304 49,174
Mueller Water Products, Inc.,
Class A 1,167 14,436
Nikola Corp.* 6,873 7,423
Otis Worldwide Corp. 6,737 520,164
Proto Labs, Inc.* 410 9,680
Shyft Group, Inc. (The) 569 6,248
SPX Technologies, Inc.* 375 30,045
Standex International Corp. 148 21,248
Stanley Black & Decker, Inc. 25,043 2,129,907
Tennant Co. 177 13,137
Terex Corp. 689 31,556
Titan International, Inc.* 960 10,906
Trinity Industries, Inc. 453 9,436

64 - Statement of Investments - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Machinery
Velo3D, Inc.* 3,084 4,071
Wabash National Corp. 767 15,869
Watts Water Technologies,
Inc., Class A 316 54,671
Xylem, Inc. 16,939 1,584,474
18,792,899
Marine Transportation 0.0%
†
Eagle Bulk Shipping, Inc. 61 2,489
Genco Shipping & Trading Ltd. 886 11,669
Matson, Inc. 398 34,646
Pangaea Logistics Solutions
Ltd. 1,426 8,256
57,060
Media 0.2%
Advantage Solutions, Inc.* 1,770 4,071
Cardlytics, Inc.* 231 2,862
Clear Channel Outdoor
Holdings, Inc.* 1,429 1,572
EW Scripps Co. (The), Class
A* 1,192 6,520
Gray Television, Inc. 1,323 8,626
iHeartMedia, Inc., Class A* 2,682 6,303
Integral Ad Science Holding
Corp.* 584 6,704
Interpublic Group of Cos., Inc.
(The) 51,758 1,469,927
John Wiley & Sons, Inc., Class
A 423 12,804
Magnite, Inc.* 558 3,705
PubMatic, Inc., Class A* 272 3,065
Scholastic Corp. 313 11,550
Sinclair, Inc. 854 9,283
TechTarget, Inc.* 204 5,137
TEGNA, Inc. 2,674 38,800
Thryv Holdings, Inc.* 485 8,454
Townsquare Media, Inc., Class
A 482 4,145
1,603,528
Metals & Mining 0.6%
Alpha Metallurgical Resources,
Inc. 145 31,894
ATI, Inc.* 1,144 43,209
Barrick Gold Corp. 22,801 364,360
BHP Group Ltd., ADR-AU 7,255 413,970
Carpenter Technology Corp. 377 23,645
Century Aluminum Co.* 699 4,620
Coeur Mining, Inc.* 1,205 3,025
Commercial Metals Co. 1,327 56,119
Compass Minerals
International, Inc. 402 9,905
Constellium SE, Class A* 940 14,852
Freeport-McMoRan, Inc. 27,860 941,111
Haynes International, Inc. 240 10,326
Hecla Mining Co. 5,253 21,380
Ivanhoe Electric, Inc.* 756 7,741
Kaiser Aluminum Corp. 181 10,281
Materion Corp. 164 15,905
Novagold Resources, Inc.* 3,208 11,292
Nucor Corp. 3,627 536,034
Olympic Steel, Inc. 218 11,068
Common Stocks
Shares Value ($)
Metals & Mining
Piedmont Lithium, Inc.* 121 3,324
Ryerson Holding Corp. 333 9,674
Schnitzer Steel Industries,
Inc., Class A 366 8,312
Steel Dynamics, Inc. 23,757 2,530,358
SunCoke Energy, Inc. 1,852 17,613
TimkenSteel Corp.* 621 12,625
Warrior Met Coal, Inc. 617 30,066
Worthington Industries, Inc. 368 22,676
5,165,385
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Angel Oak Mortgage REIT, Inc. 517 4,327
Apollo Commercial Real
Estate Finance, Inc. 1,215 12,101
Arbor Realty Trust, Inc. 1,437 18,121
Ares Commercial Real Estate
Corp. 1,097 10,059
ARMOUR Residential REIT,
Inc. 126 1,836
Blackstone Mortgage Trust,
Inc., Class A 1,460 29,127
BrightSpire Capital, Inc., Class
A 1,634 9,248
Chimera Investment Corp. 2,354 11,299
Claros Mortgage Trust, Inc. 743 7,750
Dynex Capital, Inc. 944 9,478
Franklin BSP Realty Trust, Inc. 1,332 16,797
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 1,066 18,271
Invesco Mortgage Capital, Inc. 1,011 6,905
KKR Real Estate Finance
Trust, Inc. 916 9,563
Ladder Capital Corp., Class A 1,239 12,526
MFA Financial, Inc. 744 6,614
New York Mortgage Trust, Inc. 172 1,340
PennyMac Mortgage
Investment Trust 1,010 12,777
Ready Capital Corp. 1,426 13,447
Redwood Trust, Inc. 1,727 10,846
Starwood Property Trust, Inc. 15,028 266,747
TPG RE Finance Trust, Inc. 894 4,926
Two Harbors Investment Corp. 1,062 12,330
506,435
Multi-Utilities 1.0%
Ameren Corp. 28,582 2,163,943
Avista Corp. 601 19,046
Black Hills Corp. 579 27,995
CenterPoint Energy, Inc. 20,469 550,207
Dominion Energy, Inc. 11,660 470,131
DTE Energy Co. 4,664 449,516
NiSource, Inc. 50,221 1,263,560
Northwestern Energy Group,
Inc. 657 31,543
Public Service Enterprise
Group, Inc. 10,105 622,973
Sempra 9,846 689,516
Unitil Corp. 266 12,148
WEC Energy Group, Inc. 19,182 1,561,223
7,861,801

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Statement of Investments - 65
Common Stocks
Shares Value ($)
Office REITs 0.0%
†
Brandywine Realty Trust 1,450 5,423
COPT Defense Properties 1,482 33,789
Douglas Emmett, Inc. 1,205 13,508
Easterly Government
Properties, Inc., Class A 976 10,502
Equity Commonwealth 1,048 19,849
Hudson Pacific Properties, Inc. 2,313 10,316
JBG SMITH Properties 728 9,369
Office Properties Income Trust 1,838 8,252
Orion Office REIT, Inc. 859 4,106
Paramount Group, Inc. 2,363 10,114
Peakstone Realty Trust 667 8,618
Piedmont Office Realty Trust,
Inc., Class A 1,608 8,378
142,224
Oil, Gas & Consumable Fuels 4.0%
Ardmore Shipping Corp. 984 13,077
Berry Corp. 1,590 13,277
California Resources Corp. 827 43,492
Callon Petroleum Co.* 477 17,816
Centrus Energy Corp., Class
A* 159 8,438
Cheniere Energy, Inc. 3,887 646,875
Chesapeake Energy Corp. 14,573 1,254,444
Chevron Corp. 37,151 5,414,015
Chord Energy Corp. 462 76,378
Civitas Resources, Inc. 769 58,006
CNX Resources Corp.* 1,460 31,711
Comstock Resources, Inc. 1,168 14,717
ConocoPhillips 25,949 3,082,741
Crescent Energy Co., Class A 1,040 12,667
CVR Energy, Inc. 425 13,919
Delek US Holdings, Inc. 565 14,888
Denbury, Inc.* 415 36,889
DHT Holdings, Inc. 1,634 18,170
Dorian LPG Ltd. 650 20,781
DT Midstream, Inc. 2,332 125,858
Earthstone Energy, Inc., Class
A* 602 12,744
Energy Fuels, Inc.* 1,211 9,700
EOG Resources, Inc. 9,911 1,251,264
EQT Corp. 17,360 735,717
Equitrans Midstream Corp. 3,838 34,043
Evolution Petroleum Corp. 568 3,652
Exxon Mobil Corp. 86,211 9,125,434
FLEX LNG Ltd. 394 12,033
Gevo, Inc.* 2,725 2,916
Golar LNG Ltd. 790 17,720
Green Plains, Inc.* 485 14,249
Gulfport Energy Corp.* 135 16,687
International Seaways, Inc. 649 31,210
Kinetik Holdings, Inc., Class A 330 11,695
Kosmos Energy Ltd.* 3,579 25,912
Magnolia Oil & Gas Corp.,
Class A 1,850 41,533
Marathon Oil Corp. 94,208 2,572,820
Marathon Petroleum Corp. 21,322 3,224,953
Matador Resources Co. 1,016 62,677
Murphy Oil Corp. 1,521 68,247
Nordic American Tankers Ltd. 3,163 14,518
Northern Oil and Gas, Inc. 582 22,314
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
ONEOK, Inc. 5,959 388,527
Overseas Shipholding Group,
Inc., Class A* 872 4,264
Par Pacific Holdings, Inc.* 491 16,115
PBF Energy, Inc., Class A 1,200 57,036
Permian Resources Corp.,
Class A 2,656 38,698
Phillips 66 8,105 924,537
Pioneer Natural Resources
Co. 4,052 968,428
PrimeEnergy Resources
Corp.* 52 5,560
REX American Resources
Corp.* 332 12,619
SandRidge Energy, Inc. 492 7,798
Scorpio Tankers, Inc. 749 42,056
SFL Corp. Ltd. 1,530 16,616
SilverBow Resources, Inc.* 147 5,013
Sitio Royalties Corp., Class A 613 15,153
SM Energy Co. 1,141 46,005
Talos Energy, Inc.* 934 14,477
Targa Resources Corp. 5,959 498,232
Teekay Corp.* 1,373 9,652
Teekay Tankers Ltd., Class A 319 15,854
Tellurian, Inc.* 4,249 2,932
Uranium Energy Corp.* 3,704 22,039
VAALCO Energy, Inc. 818 3,656
Vitesse Energy, Inc. 498 11,798
Williams Cos., Inc. (The) 21,247 730,897
World Kinect Corp. 618 11,433
32,099,592
Paper & Forest Products 0.0%
†
Clearwater Paper Corp.* 115 3,888
Sylvamo Corp. 372 16,480
20,368
Passenger Airlines 0.1%
Allegiant Travel Co. 129 8,594
Delta Air Lines, Inc. 18,345 573,281
Hawaiian Holdings, Inc.* 1,011 4,256
JetBlue Airways Corp.* 2,862 10,761
Joby Aviation, Inc.* 2,909 15,330
SkyWest, Inc.* 397 16,742
Spirit Airlines, Inc. 873 10,022
Sun Country Airlines Holdings,
Inc.* 635 8,268
647,254
Personal Care Products 0.2%
Beauty Health Co. (The)* 633 2,564
BellRing Brands, Inc.* 1,190 52,039
Edgewell Personal Care Co. 432 15,077
elf Beauty, Inc.* 466 43,166
Estee Lauder Cos., Inc. (The),
Class A 5,334 687,393
Herbalife Ltd.* 970 13,822
Inter Parfums, Inc. 176 22,371
Kenvue, Inc. 47,247 878,794
Medifast, Inc. 150 10,374
Nature's Sunshine Products,
Inc.* 277 4,958

66 - Statement of Investments - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Personal Care Products
Nu Skin Enterprises, Inc.,
Class A 490 9,305
USANA Health Sciences, Inc.* 187 8,518
Waldencast plc, Class A* 468 3,594
1,751,975
Pharmaceuticals 3.1%
Aclaris Therapeutics, Inc.* 542 2,699
Amneal Pharmaceuticals, Inc.* 2,433 9,416
Amphastar Pharmaceuticals,
Inc.* 489 22,137
Amylyx Pharmaceuticals, Inc.* 391 6,377
ANI Pharmaceuticals, Inc.* 221 13,645
Arvinas, Inc.* 384 6,190
AstraZeneca plc, ADR-UK 30,760 1,944,955
Axsome Therapeutics, Inc.* 316 19,681
Biote Corp., Class A* 782 4,168
Bristol-Myers Squibb Co. 87,335 4,500,373
Cassava Sciences, Inc.* 326 6,569
Collegium Pharmaceutical,
Inc.* 536 11,663
Corcept Therapeutics, Inc.* 1,004 28,192
Cymabay Therapeutics, Inc.* 954 15,627
Eli Lilly & Co. 17,554 9,723,687
Evolus, Inc.* 474 3,602
EyePoint Pharmaceuticals,
Inc.* 423 2,546
Harmony Biosciences
Holdings, Inc.* 404 9,510
Harrow, Inc.* 256 3,670
Innoviva, Inc.* 282 3,500
Intra-Cellular Therapies, Inc.* 878 43,689
Johnson & Johnson 44,741 6,636,880
Ligand Pharmaceuticals, Inc.* 209 10,929
Merck & Co., Inc. 5,819 597,611
Omeros Corp.* 4,721 5,618
Pacira BioSciences, Inc.* 389 10,993
Phibro Animal Health Corp.,
Class A 366 3,997
Pliant Therapeutics, Inc.* 273 4,005
Prestige Consumer
Healthcare, Inc.* 615 36,506
Revance Therapeutics, Inc.* 234 1,846
SIGA Technologies, Inc. 845 4,310
Supernus Pharmaceuticals,
Inc.* 457 10,899
Taro Pharmaceutical Industries
Ltd.* 244 8,286
Tarsus Pharmaceuticals, Inc.* 238 3,389
Theravance Biopharma, Inc.* 781 7,373
Ventyx Biosciences, Inc.* 210 3,028
WaVe Life Sciences Ltd.* 798 4,293
Xeris Biopharma Holdings,
Inc.* 1,960 3,587
Zoetis, Inc., Class A 7,918 1,243,126
24,978,572
Professional Services 0.8%
Alight, Inc., Class A* 3,334 22,138
ASGN, Inc.* 407 33,968
Barrett Business Services, Inc. 182 16,646
Booz Allen Hamilton Holding
Corp. 18,748 2,248,448
Common Stocks
Shares Value ($)
Professional Services
CBIZ, Inc.* 348 18,082
Conduent, Inc.* 3,444 10,986
CRA International, Inc. 113 10,973
CSG Systems International,
Inc. 271 12,699
Equifax, Inc. 5,596 948,914
ExlService Holdings, Inc.* 1,465 38,251
Exponent, Inc. 440 32,248
First Advantage Corp. 755 9,822
FiscalNote Holdings, Inc.* 3,108 4,134
Franklin Covey Co.* 260 10,247
Heidrick & Struggles
International, Inc. 57 1,387
Huron Consulting Group, Inc.* 166 16,494
ICF International, Inc. 139 17,615
Insperity, Inc. 352 37,256
Jacobs Solutions, Inc. 4,146 552,662
Kelly Services, Inc., Class A 667 11,906
Kforce, Inc. 294 17,946
Korn Ferry 484 22,032
Legalzoom.com, Inc.* 1,019 10,159
Maximus, Inc. 600 44,832
NV5 Global, Inc.* 128 12,077
Planet Labs PBC* 2,156 4,657
Resources Connection, Inc. 729 9,820
TransUnion 18,742 822,399
TriNet Group, Inc.* 399 40,997
TrueBlue, Inc.* 264 2,922
TTEC Holdings, Inc. 372 7,656
Upwork, Inc.* 1,410 14,734
Verisk Analytics, Inc., Class A 4,559 1,036,534
Verra Mobility Corp., Class A* 1,153 22,795
6,124,436
Real Estate Management & Development 0.0%
†
Anywhere Real Estate, Inc.* 2,246 10,489
Compass, Inc., Class A* 5,159 10,215
Cushman & Wakefield plc* 860 6,338
eXp World Holdings, Inc. 1,118 14,836
Forestar Group, Inc.* 445 10,569
Kennedy-Wilson Holdings, Inc. 688 8,854
Newmark Group, Inc., Class A 2,407 13,648
Opendoor Technologies, Inc.* 8,019 15,236
RE/MAX Holdings, Inc., Class
A 481 5,175
Redfin Corp.* 2,245 10,462
RMR Group, Inc. (The), Class
A 565 12,724
St Joe Co. (The) 309 14,412
132,958
Residential REITs 0.6%
American Homes 4 Rent,
Class A 17,101 559,887
Apartment Investment and
Management Co., Class A* 2,786 16,326
AvalonBay Communities, Inc. 11,352 1,881,480
Elme Communities 862 10,999
Equity LifeStyle Properties,
Inc. 18,236 1,199,929
Equity Residential 6,478 358,428
Independence Realty Trust,
Inc. 2,191 27,146

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Statement of Investments - 67
Common Stocks
Shares Value ($)
Residential REITs
Invitation Homes, Inc. 16,065 476,970
NexPoint Residential Trust,
Inc. 301 8,124
Veris Residential, Inc. 836 11,194
4,550,483
Retail REITs 0.3%
Acadia Realty Trust 604 8,649
CBL & Associates Properties,
Inc. 525 10,883
Getty Realty Corp. 707 18,820
InvenTrust Properties Corp. 752 18,875
Kite Realty Group Trust 1,909 40,700
Macerich Co. (The) 2,815 27,362
Phillips Edison & Co., Inc. 1,273 44,950
Retail Opportunity Investments
Corp. 1,142 13,407
RPT Realty 1,717 18,527
Simon Property Group, Inc. 20,739 2,279,009
Tanger Factory Outlet Centers,
Inc. 1,406 31,705
Urban Edge Properties 976 15,479
Whitestone REIT 1,170 11,642
2,540,008
Semiconductors & Semiconductor Equipment 6.0%
ACM Research, Inc., Class A* 366 4,978
Advanced Micro Devices, Inc.* 18,996 1,871,106
Aehr Test Systems* 293 6,903
Alpha & Omega
Semiconductor Ltd.* 217 5,147
Ambarella, Inc.* 297 13,362
Amkor Technology, Inc. 1,032 21,528
Analog Devices, Inc. 12,411 1,952,623
Applied Materials, Inc. 45,735 6,053,027
ASML Holding NV
(Registered), NYRS-NL 1,036 620,367
Axcelis Technologies, Inc.* 337 42,968
Broadcom, Inc. 1,763 1,483,335
Cohu, Inc.* 667 20,103
Credo Technology Group
Holding Ltd.* 752 10,693
Diodes, Inc.* 450 29,286
Enphase Energy, Inc.* 17,567 1,397,982
Entegris, Inc. 7,255 638,730
FormFactor, Inc.* 602 20,396
Ichor Holdings Ltd.* 395 9,583
Impinj, Inc.* 116 7,495
indie Semiconductor, Inc.,
Class A* 871 4,259
KLA Corp. 5,562 2,612,471
Kulicke & Soffa Industries, Inc. 725 30,167
Lam Research Corp. 2,554 1,502,314
MACOM Technology Solutions
Holdings, Inc.* 472 33,295
Marvell Technology, Inc. 48,779 2,303,344
MaxLinear, Inc., Class A* 775 11,780
MKS Instruments, Inc. 18,631 1,223,311
Navitas Semiconductor Corp.,
Class A* 1,519 7,960
NVE Corp. 151 10,268
NVIDIA Corp. 45,514 18,560,609
ON Semiconductor Corp.* 12,001 751,743
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Onto Innovation, Inc.* 505 56,747
PDF Solutions, Inc.* 324 8,596
Photronics, Inc.* 652 11,971
Power Integrations, Inc. 570 39,518
QUALCOMM, Inc. 22,795 2,484,427
Rambus, Inc.* 1,092 59,328
Semtech Corp.* 592 8,264
Silicon Laboratories, Inc.* 285 26,271
SiTime Corp.* 94 9,381
SMART Global Holdings, Inc.* 558 7,645
Synaptics, Inc.* 350 29,281
Texas Instruments, Inc. 23,601 3,351,578
Ultra Clean Holdings, Inc.* 456 10,880
Veeco Instruments, Inc.* 539 12,904
47,377,924
Software 11.0%
8x8, Inc.* 2,704 6,436
A10 Networks, Inc. 1,297 14,098
ACI Worldwide, Inc.* 906 18,455
Adeia, Inc. 1,222 10,301
Agilysys, Inc.* 209 17,930
Alarm.com Holdings, Inc.* 358 18,305
Alkami Technology, Inc.* 270 4,847
Altair Engineering, Inc., Class
A* 453 28,140
Amplitude, Inc., Class A* 1,054 10,498
Appfolio, Inc., Class A* 165 30,949
Appian Corp., Class A* 342 13,495
Applied Digital Corp.* 490 2,391
AppLovin Corp., Class A* 53,556 1,951,581
Asana, Inc., Class A* 757 13,982
Aurora Innovation, Inc.* 4,294 7,514
Autodesk, Inc.* 4,885 965,423
AvePoint, Inc.* 1,813 13,579
Blackbaud, Inc.* 376 24,590
BlackLine, Inc.* 470 23,077
Box, Inc., Class A* 1,228 30,528
Braze, Inc., Class A* 325 13,839
C3.ai, Inc., Class A* 658 16,055
Cerence, Inc.* 564 8,635
Check Point Software
Technologies Ltd.* 2,332 313,071
Cleanspark, Inc.* 1,502 6,158
Clear Secure, Inc., Class A 735 12,363
CommVault Systems, Inc.* 496 32,414
Consensus Cloud Solutions,
Inc.* 354 7,643
Couchbase, Inc.* 255 3,968
Crowdstrike Holdings, Inc.,
Class A* 7,849 1,387,468
Digital Turbine, Inc.* 1,133 5,370
DocuSign, Inc., Class A* 37,944 1,475,263
Domo, Inc., Class B* 273 2,228
Dynatrace, Inc.* 42,268 1,889,802
Ebix, Inc. 1,180 7,186
EngageSmart, Inc.* 411 9,309
Envestnet, Inc.* 421 15,577
Everbridge, Inc.* 468 9,645
Expensify, Inc., Class A* 1,528 4,080
Fair Isaac Corp.* 2,709 2,291,462
Freshworks, Inc., Class A* 1,364 24,470

68 - Statement of Investments - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Software
Instructure Holdings, Inc.* 284 6,995
Intapp, Inc.* 183 6,259
InterDigital, Inc. 336 25,284
Intuit, Inc. 15,404 7,624,210
Jamf Holding Corp.* 657 10,551
LivePerson, Inc.* 1,178 3,110
LiveRamp Holdings, Inc.* 748 20,690
Marathon Digital Holdings,
Inc.* 1,769 15,585
Matterport, Inc.* 3,640 7,426
MeridianLink, Inc.* 295 4,844
Microsoft Corp. 148,479 50,202,235
MicroStrategy, Inc., Class A* 103 43,609
Mitek Systems, Inc.* 1,116 11,919
Model N, Inc.* 411 9,905
N-able, Inc.* 1,015 13,154
NextNav, Inc.* 923 4,301
Olo, Inc., Class A* 911 4,655
OneSpan, Inc.* 436 3,444
Oracle Corp. 37,535 3,881,119
PagerDuty, Inc.* 681 13,736
Palo Alto Networks, Inc.* 9,659 2,347,330
PowerSchool Holdings, Inc.,
Class A* 613 12,211
Progress Software Corp. 568 29,184
PROS Holdings, Inc.* 408 12,709
Q2 Holdings, Inc.* 506 15,195
Qualys, Inc.* 380 58,121
Rapid7, Inc.* 467 21,711
Riot Platforms, Inc.* 1,566 15,315
Salesforce, Inc.* 35,421 7,113,599
Sapiens International Corp.
NV 437 11,144
ServiceNow, Inc.* 4,543 2,643,345
Smartsheet, Inc., Class A* 23,718 937,810
SolarWinds Corp.* 1,145 10,545
SoundHound AI, Inc., Class A* 3,439 5,468
Sprinklr, Inc., Class A* 1,020 13,862
Sprout Social, Inc., Class A* 400 17,312
SPS Commerce, Inc.* 342 54,836
Tenable Holdings, Inc.* 982 41,352
Terawulf, Inc.* 3,231 3,586
Varonis Systems, Inc., Class
B* 890 29,940
Verint Systems, Inc.* 501 9,424
Veritone, Inc.* 1,681 4,219
Workday, Inc., Class A* 6,971 1,475,830
Workiva, Inc., Class A* 433 37,710
Xperi, Inc.* 926 7,862
Yext, Inc.* 1,465 8,834
Zeta Global Holdings Corp.,
Class A* 1,589 12,394
Zuora, Inc., Class A* 1,344 9,959
87,615,963
Specialized REITs 0.4%
CubeSmart 47,006 1,602,435
Four Corners Property Trust,
Inc. 42,124 897,241
Outfront Media, Inc. 1,472 14,367
PotlatchDeltic Corp. 663 28,410
Safehold, Inc. 223 3,628
Common Stocks
Shares Value ($)
Specialized REITs
Uniti Group, Inc. 3,745 17,227
Weyerhaeuser Co. 11,660 334,525
2,897,833
Specialty Retail 2.5%
Aaron's Co., Inc. (The) 752 5,572
Abercrombie & Fitch Co.,
Class A* 525 31,930
Academy Sports & Outdoors,
Inc. 656 29,415
American Eagle Outfitters, Inc. 1,984 34,660
America's Car-Mart, Inc.* 102 6,832
Arko Corp. 811 6,123
Asbury Automotive Group,
Inc.* 220 42,101
Boot Barn Holdings, Inc.* 222 15,429
Buckle, Inc. (The) 48 1,621
Build-A-Bear Workshop, Inc. 381 9,449
Caleres, Inc. 452 11,562
Camping World Holdings, Inc.,
Class A 450 7,537
Carvana Co., Class A* 922 24,894
Chico's FAS, Inc.* 877 6,560
Children's Place, Inc. (The)* 148 4,051
Designer Brands, Inc., Class A 422 4,266
Foot Locker, Inc. 401 8,417
Group 1 Automotive, Inc. 172 43,401
GrowGeneration Corp.* 1,889 3,854
Guess?, Inc. 598 12,857
Haverty Furniture Cos., Inc. 349 9,091
Hibbett, Inc. 209 9,629
Home Depot, Inc. (The) 19,906 5,667,039
J Jill, Inc.* 139 3,982
Leslie's, Inc.* 1,503 7,425
Lowe's Cos., Inc. 16,122 3,072,370
MarineMax, Inc.* 173 4,737
Monro, Inc. 366 9,084
National Vision Holdings, Inc.* 683 10,614
ODP Corp. (The)* 339 15,228
Overstock.com, Inc.* 23,861 372,232
Revolve Group, Inc., Class A* 293 4,029
Ross Stores, Inc. 21,581 2,502,749
Sally Beauty Holdings, Inc.* 1,152 9,792
Signet Jewelers Ltd. 353 24,650
Sleep Number Corp.* 106 1,725
Sonic Automotive, Inc., Class
A 231 11,053
Stitch Fix, Inc., Class A* 1,293 4,241
ThredUp, Inc., Class A* 1,184 3,812
TJX Cos., Inc. (The) 35,712 3,145,156
Ulta Beauty, Inc.* 10,134 3,864,196
Upbound Group, Inc. 301 7,844
Urban Outfitters, Inc.* 479 16,583
Warby Parker, Inc., Class A* 59,252 769,091
Winmark Corp. 49 19,763
19,876,646
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc. 285,644 48,779,426
Avid Technology, Inc.* 323 8,727
Corsair Gaming, Inc.* 97 1,241
Dell Technologies, Inc., Class
C 36,543 2,445,092

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2023 - Statement of Investments - 69
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Immersion Corp. 617 3,943
IonQ, Inc.* 1,478 14,248
Super Micro Computer, Inc.* 453 108,480
Xerox Holdings Corp. 1,711 21,969
51,383,126
Textiles, Apparel & Luxury Goods 0.7%
Allbirds, Inc., Class A* 4,585 3,965
Figs, Inc., Class A* 1,190 6,557
G-III Apparel Group Ltd.* 570 14,564
Hanesbrands, Inc. 3,013 12,624
Kontoor Brands, Inc. 403 18,719
Movado Group, Inc. 279 7,773
NIKE, Inc., Class B 56,212 5,776,907
Oxford Industries, Inc. 129 10,888
Steven Madden Ltd. 583 19,117
Wolverine World Wide, Inc. 1,147 9,233
5,880,347
Tobacco 0.0%
†
Turning Point Brands, Inc. 381 7,639
Universal Corp. 102 4,590
Vector Group Ltd. 2,078 21,362
33,591
Trading Companies & Distributors 0.1%
Applied Industrial
Technologies, Inc. 369 56,645
Beacon Roofing Supply, Inc.* 652 46,403
BlueLinx Holdings, Inc.* 122 8,675
Boise Cascade Co. 455 42,656
DXP Enterprises, Inc.* 174 5,672
FTAI Aviation Ltd. 848 31,893
GATX Corp. 265 27,714
GMS, Inc.* 528 30,877
H&E Equipment Services, Inc. 300 12,216
Herc Holdings, Inc. 264 28,193
Hudson Technologies, Inc.* 320 4,122
Karat Packaging, Inc. 196 4,043
McGrath RentCorp 177 17,806
NOW, Inc.* 1,285 14,161
Rush Enterprises, Inc., Class A 453 16,118
Rush Enterprises, Inc., Class
B 252 10,191
Textainer Group Holdings Ltd. 642 31,535
Transcat, Inc.* 50 4,501
United Rentals, Inc. 1,814 736,974
Veritiv Corp. 151 25,581
Xometry, Inc., Class A* 301 4,380
1,160,356
Water Utilities 0.0%
†
American States Water Co. 292 22,791
Cadiz, Inc.* 1,423 4,312
California Water Service
Group 444 21,614
Consolidated Water Co. Ltd. 335 9,889
Middlesex Water Co. 170 10,800
Pure Cycle Corp.* 376 3,595
SJW Group 228 14,245
York Water Co. (The) 273 9,847
97,093
Wireless Telecommunication Services 0.8%
Gogo, Inc.* 431 4,526
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Shenandoah
Telecommunications Co. 421 9,961
Spok Holdings, Inc. 632 9,423
Telephone & Data Systems,
Inc. 759 13,806
Tingo Group, Inc.* 1,247 974
T-Mobile US, Inc.* 44,323 6,376,307
6,414,997
Total Common Stocks
(cost $823,765,797) 764,824,801
Exchange Traded Funds 2.6%
Equity Funds  2.6%
iShares Russell 1000 ETF 8,137 1,865,896
iShares Russell 2000 ETF(a) 115,431 18,990,708
20,856,604
Total Exchange Traded Funds
(cost $24,252,804) 20,856,604
Master Limited Partnership 0.1%
Hotels, Restaurants & Leisure 0.1%
Cedar Fair LP 20,469 726,650
Total Master Limited Partnership
(cost  $734,223)
726,650
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Total Rights
(cost $0) 0
Repurchase Agreement 2.5%
Principal
Amount ($)
NatWest Markets Securities,
Inc.,
5.28%, dated
10/31/2023, due
11/1/2023, repurchase
price $19,775,916,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.75% - 4.63%, maturing
1/31/2025 - 9/30/2028;
total market value
$20,171,450.(b)(c) 19,773,015 19,773,015
Total Repurchase Agreement
(cost $19,773,015) 19,773,015
Total Investments
(cost $868,525,839) — 101.5% 806,181,070
Liabilities in excess of other assets — (1.5)% (11,537,986)
NET ASSETS — 100.0%
$ 794,643,084

70 - Statement of Investments - October 31, 2023 - Nationwide Fundamental All Cap Equity Portfolio
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $36,367,850, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $19,773,015 and by $17,699,797 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 11/7/2023 – 11/15/2052, a total value of
$37,472,812.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $19,773,015.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
NL Netherlands
NYRS New York Registry Shares
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
BMD Bermuda Dollar
NOK Norwegian Krone
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 71
Asset-Backed Securities 2.1%
Principal
Amount ($) Value ($)
Airlines 0.1%
Blackbird Capital Aircraft,
Series 2021-1A, Class A,
2.44%, 7/15/2046(a) 1,165,479 983,781
Stonepeak ABS, Series
2021-1A, Class AA, 2.30%,
2/28/2033(a) 1,388,571 1,257,074
2,240,855
Automobiles 0.4%
Avis Budget Rental Car
Funding AESOP LLC,
Series 2021-2A, Class A,
1.66%, 2/20/2028(a) 5,000,000 4,348,766
Ford Credit Floorplan Master
Owner Trust, Series 2020-2,
Class A, 1.06%, 9/15/2027 2,040,000 1,860,648
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 1,340,000 1,324,904
GM Financial Automobile
Leasing Trust, Series
2022-3, Class A2A, 4.01%,
10/21/2024 99,474 99,233
Hertz Vehicle Financing III LP,
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 1,804,234
Hertz Vehicle Financing LLC,
Series 2021-1A, Class B,
1.56%, 12/26/2025(a) 1,390,000 1,322,655
LAD Auto Receivables Trust,
Series 2023-2A, Class A2,
5.93%, 6/15/2027(a) 1,156,793 1,152,401
Porsche Financial Auto
Securitization Trust, Series
2023-1A, Class A2, 5.42%,
12/22/2026(a) 1,574,436 1,568,273
Santander Retail Auto Lease
Trust, Series 2021-B, Class
A3, 0.51%, 8/20/2024(a) 566,551 564,498
14,045,612
Equipment Loans & Leases 0.0%
†
M&T Equipment Notes, Series
2023-1A, Class A4, 5.75%,
7/15/2030(a) 1,340,000 1,316,297
Home Equity 0.1%
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 5.98%,
12/25/2034(b) 706,843 672,638
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2004-
HE8, Class M2, 6.46%,
9/25/2034(b) 887,038 859,743
Morgan Stanley Home
Equity Loan Trust, Series
2006-2, Class A4, 6.00%,
2/25/2036(b) 357,150 350,083
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 6.64%,
8/25/2034(b) 770,239 748,781
2,631,245
Other 1.2%
AB BSL CLO 4 Ltd., Series
2023-4A, Class A, 7.42%,
4/20/2036(a)(b) 1,200,000 1,199,956
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 6.88%,
11/2/2030(a)(b) 533,658 532,733
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2022-FL1, Class A, 6.77%,
1/15/2037(a)(b) 666,000 657,947
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
6.84%, 11/20/2030(a)(b) 970,000 961,564
Barings Private Credit Corp.
CLO Ltd., Series 2023-
1A, Class A1, 7.81%,
7/15/2031(a)(b) 660,000 659,597
BCRED MML CLO LLC,
Series 2021-1A, Class A,
7.14%, 1/15/2035(a)(b) 1,650,000 1,627,953
Carlyle Global Market
Strategies CLO Ltd., Series
2014-3RA, Class A1A,
6.70%, 7/27/2031(a)(b) 233,833 232,594
CarVal CLO VII-C Ltd., Series
2023-1A, Class A1, 7.62%,
1/20/2035(a)(b) 2,460,000 2,466,551
CBAM Ltd., Series 2017-
1A, Class A1, 6.93%,
7/20/2030(a)(b) 792,731 790,306
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 791,508 688,652
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 6.84%,
11/22/2031(a)(b) 450,000 447,902
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A, Class BR2,
7.25%, 10/29/2029(a)(b) 620,000 617,174
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
6.80%, 1/27/2031(a)(b) 835,519 832,926
GREYWOLF CLO VI Ltd.,
Series 2018-1A, Class A2,
7.27%, 4/26/2031(a)(b) 1,200,000 1,187,045
Grippen Park CLO Ltd., Series
2017-1A, Class C, 7.98%,
1/20/2030(a)(b) 2,110,000 2,085,437
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 7.36%,
1/17/2030(a)(b) 750,000 743,218

72 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Hildene Community Funding
CDO Ltd., Series 2015-
1A, Class ARR, 2.60%,
11/1/2035(a) 2,117,807 1,714,240
Myers Park CLO Ltd., Series
2018-1A, Class B1, 7.28%,
10/20/2030(a)(b) 510,000 503,180
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
6.68%, 4/19/2030(a)(b) 453,039 451,542
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
6.79%, 10/19/2031(a)(b) 283,333 282,663
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
6.72%, 4/16/2033(a)(b) 350,000 348,191
Octagon Investment Partners
35 Ltd., Series 2018-
1A, Class A1A, 6.74%,
1/20/2031(a)(b) 919,903 916,544
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 6.63%,
2/14/2031(a)(b) 1,170,000 1,162,414
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
6.68%, 5/23/2031(a)(b) 496,365 494,375
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 7.44%,
5/20/2031(a)(b) 1,786,111 1,775,650
Palmer Square CLO Ltd.,
Series 2019-1A, Class A1R,
6.78%, 11/14/2034(a)(b) 1,500,000 1,491,489
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 770,000 737,543
Sierra Timeshare Receivables
Funding LLC, Series
2020-2A, Class A, 1.33%,
7/20/2037(a) 362,667 340,406
Stratus Static CLO Ltd., Series
2022-3A, Class A, 7.57%,
10/20/2031(a)(b) 2,206,352 2,208,623
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,061,960 1,858,974
Sycamore Tree CLO Ltd.,
Series 2023-2A, Class A,
7.75%, 4/20/2035(a)(b) 2,480,000 2,481,649
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 6.74%, 1/17/2032(a)
(b) 350,000 347,328
Valley Stream Park CLO Ltd.,
Series 2022-1A, Class DR,
9.57%, 10/20/2034(a)(b) 570,000 561,541
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Voya CLO Ltd.
Series 2018-2A, Class A1,
6.66%, 7/15/2031(a)(b) 1,074,804 1,067,403
Series 2018-4A, Class
A1AR, 6.70%, 1/15/2032(a)
(b) 825,000 821,166
Whitebox CLO IV Ltd., Series
2023-4A, Class A1, 7.57%,
4/20/2036(a)(b) 600,000 602,339
Woodmont Trust, Series 2023-
12A, Class A1A, 7.88%,
7/25/2031(a)(b) 475,114 474,884
36,373,699
Student Loan 0.3%
AccessLex Institute, Series
2007-A, Class A3, 5.95%,
5/25/2036(b) 1,534,327 1,492,030
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 1,200,346 959,369
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 6.59%,
11/25/2069(a)(b) 1,201,153 1,192,273
Navient Private Education
Refi Loan Trust, Series
2020-GA, Class A, 1.17%,
9/16/2069(a) 944,324 828,053
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
6.04%, 12/26/2069(a)(b) 1,755,528 1,728,677
SLM Student Loan Trust
Series 2005-7, Class A4,
5.75%, 10/25/2029(b) 26,368 26,310
Series 2005-9, Class A7A,
6.20%, 1/25/2041(b) 357,698 349,135
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 914,849
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 842,252 741,541
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 1,052,862 895,605
Series 2021-A, Class A2A1,
6.18%, 1/15/2053(a)(b) 1,414,512 1,385,514
10,513,356
Total Asset-Backed Securities
(cost $70,034,525)
67,121,064

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 73
Closed End Funds 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 2,241 17,659
Total Closed End Funds
(cost $24,185) 17,659
Collateralized Mortgage Obligations 0.9%
Angel Oak Mortgage Trust,
Series 2021-7, Class A3,
2.34%, 10/25/2066(a)(b) 3,193,464 2,527,489
Connecticut Avenue Securities
Trust, Series 2019-R07,
Class 1M2, 7.54%,
10/25/2039(a)(b) 9,188 9,188
CSMC Trust
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 299,413 220,854
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 299,413 218,108
Series 2021-NQM6, Class
A3, 1.59%, 7/25/2066(a)(b) 1,414,869 1,073,961
Series 2022-7R, Class 1A1,
8.82%, 10/25/2066(a)(b) 2,265,796 2,201,761
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 5.59%, 4/19/2047(b) 842,995 700,182
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 7.42%, 10/25/2033(a)
(b) 3,153,000 3,158,348
Series 2021-DNA5, Class
M2, 6.97%, 1/25/2034(a)(b) 635,020 635,165
Series 2022-DNA3, Class
M1B, 8.22%, 4/25/2042(a)
(b) 960,000 977,999
FNMA
Series 2014-C02, Class
1M2, 8.04%, 5/25/2024(b) 689,040 694,105
Series 2014-C02, Class
2M2, 8.04%, 5/25/2024(b) 246,856 248,518
Series 2014-C03, Class
1M2, 8.44%, 7/25/2024(b) 407,183 412,194
Series 2015-C03, Class
1M2, 10.44%, 7/25/2025(b) 1,807,615 1,899,397
FNMA REMICS, Series
2015-65, Class CZ, 3.50%,
9/25/2045 931,222 695,482
Legacy Mortgage Asset Trust
Series 2020-RPL1, Class
A1, 3.00%, 9/25/2059(a)(b) 1,253,759 1,151,498
Series 2020-GS2, Class A1,
5.75%, 3/25/2060(a)(c) 1,009,012 987,575
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 395,313 364,889
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 5.70%,
4/25/2035(b) 580,797 528,730
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
New Residential Mortgage
Loan Trust
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 816,675 729,227
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 792,655 704,200
OBX Trust, Series 2021-
NQM2, Class A3, 1.56%,
5/25/2061(a)(b) 767,621 559,861
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 239,300 235,245
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 615,032 608,616
Series 2019-1, Class M,
4.75%, 7/25/2058(a)(b) 1,850,000 1,618,293
Series 2019-4, Class M,
4.50%, 2/25/2059(a)(b) 2,107,000 1,725,280
Towd Point Mortgage Trust
Series 2019-HY1, Class B1,
7.59%, 10/25/2048(a)(b) 970,000 965,524
Series 2019-HY2, Class A1,
6.44%, 5/25/2058(a)(b) 667,809 671,835
WaMu Mortgage Pass-
Through Certificates Trust
Series 2004-AR9, Class A7,
5.26%, 8/25/2034(b) 1,279,782 1,180,622
Series 2005-AR13, Class
A1A1, 6.02%, 10/25/2045(b) 463,362 430,040
Total Collateralized Mortgage Obligations
(cost $31,253,243)
28,134,186
Commercial Mortgage-Backed Securities 1.0%
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,062,359
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,263,813
Series 2017-BNK5, Class
XA, IO, 0.94%, 6/15/2060(b) 40,419,470 1,044,079
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 1,809,858
BPR Trust, Series 2021-
TY, Class B, 6.60%,
9/15/2038(a)(b) 780,000 732,898
BX Commercial Mortgage
Trust
Series 2021-ACNT, Class A,
6.30%, 11/15/2038(a)(b) 950,000 929,196
Series 2022-AHP, Class A,
6.32%, 1/17/2039(a)(b) 2,000,000 1,950,671
Series 2020-VIVA, Class E,
3.55%, 3/11/2044(a)(b) 2,140,000 1,583,132
BX Trust
Series 2021-BXMF, Class A,
6.08%, 10/15/2026(a)(b) 1,229,389 1,200,121
Series 2019-MMP, Class A,
6.38%, 8/15/2036(a)(b) 2,009,942 1,973,935

74 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CFK Trust
Series 2020-MF2, Class E,
3.46%, 3/15/2039(a)(b) 2,670,000 2,034,671
Series 2020-MF2, Class F,
3.46%, 3/15/2039(a)(b) 1,500,000 1,085,184
DBJPM Mortgage Trust,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,323,992
GNMA REMICS
Series 2022-3, Class , IO,
0.64%, 2/16/2061(b) 193,546 9,466
Series 2020-157, Class , IO,
0.94%, 6/16/2062(b) 9,127,703 559,811
Series 2020-190, Class , IO,
1.05%, 11/16/2062(b) 9,557,591 692,435
Hawaii Hotel Trust, Series
2019-MAUI, Class F, 8.13%,
5/15/2038(a)(b) 2,040,000 1,968,364
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 905,250
JPMDB Commercial Mortgage
Securities Trust, Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,236,137
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
7.31%, 5/15/2036(a)(b) 1,349,054 1,305,177
Series 2018-H4, Class XA,
IO, 0.82%, 12/15/2051(b) 19,356,528 635,513
OPG Trust, Series 2021-
PORT, Class A, 5.93%,
10/15/2036(a)(b) 1,331,685 1,294,141
STWD Ltd., Series 2019-
FL1, Class A, 6.53%,
7/15/2038(a)(b) 405,187 404,574
TPGI Trust, Series 2021-
DGWD, Class A, 6.15%,
6/15/2026(a)(b) 871,696 855,305
UBS Commercial Mortgage
Trust, Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,204,315
WMRK Commercial Mortgage
Trust, Series 2022-
WMRK, Class A, 8.12%,
11/15/2027(a)(b) 2,560,000 2,556,781
Total Commercial Mortgage-Backed
Securities
(cost $37,614,170) 31,621,178
Common Stocks 64.1%
Shares
Aerospace & Defense 1.0%
AAR Corp. * 1,816 107,798
AeroVironment, Inc. * 1,187 136,101
AerSale Corp. *(d) 896 13,700
Common Stocks
Shares Value ($)
Aerospace & Defense
Archer Aviation, Inc.,
Class A *(d) 4,628 21,983
Astronics Corp. * 969 14,855
Axon Enterprise, Inc. *(d) 3,247 663,979
Boeing Co. (The) * 26,423 4,936,345
BWX Technologies, Inc. (d) 4,080 303,062
Cadre Holdings, Inc. (d) 543 15,231
Curtiss-Wright Corp. 1,753 348,514
Ducommun, Inc. * 454 21,719
Eve Holding, Inc. * 1,342 10,065
General Dynamics Corp. 11,896 2,870,624
HEICO Corp. 5,558 771,244
Hexcel Corp. 3,979 246,380
Howmet Aerospace, Inc. 17,693 780,261
Huntington Ingalls Industries,
Inc. 1,650 362,703
Kaman Corp. 1,105 20,564
Kratos Defense & Security
Solutions, Inc. *(d) 5,998 102,266
L3Harris Technologies, Inc. 8,902 1,597,108
Leonardo DRS, Inc. *(d) 1,483 28,281
Lockheed Martin Corp. 11,393 5,179,713
Mercury Systems, Inc. *(d) 2,353 84,661
Moog, Inc., Class A 1,236 143,438
National Presto Industries, Inc. 347 25,938
Northrop Grumman Corp. 7,227 3,407,025
Park Aerospace Corp. 817 11,993
Parsons Corp. * 1,848 104,504
Redwire Corp. *(d) 126 338
Rocket Lab USA, Inc. *(d) 14,200 60,066
RTX Corp. (d) 71,568 5,824,919
Satellogic, Inc., Class A * 194 163
Spirit AeroSystems Holdings,
Inc., Class A * 4,851 109,633
Terran Orbital Corp. *(d) 678 542
Textron, Inc. 10,489 797,164
TransDigm Group, Inc. * 2,423 2,006,462
Triumph Group, Inc. * 4,384 32,705
V2X, Inc. *(d) 455 23,237
Vertical Aerospace Ltd. * 288 256
Virgin Galactic Holdings,
Inc. *(d) 11,234 16,626
Woodward, Inc. 2,770 345,419
31,547,585
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. *(d) 3,417 66,871
CH Robinson Worldwide, Inc. 5,034 411,932
Expeditors International of
Washington, Inc. (d) 7,297 797,197
FedEx Corp. 10,794 2,591,639
Forward Air Corp. 1,253 80,706
GXO Logistics, Inc. * 5,469 276,239
Hub Group, Inc., Class A * 1,468 100,925
Radiant Logistics, Inc. * 1,497 8,773
United Parcel Service, Inc.,
Class B 33,828 4,778,205
9,112,487
Automobile Components 0.1%
Adient plc * 4,459 150,224

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 75
Common Stocks
Shares Value ($)
Automobile Components
American Axle &
Manufacturing Holdings,
Inc. * 4,494 30,334
Aptiv plc * 13,592 1,185,222
Atmus Filtration Technologies,
Inc. * 96 1,801
Autoliv, Inc. 452 41,426
BorgWarner, Inc. 10,973 404,904
Cooper-Standard Holdings,
Inc. * 99 1,230
Dana, Inc. 6,299 72,313
Dorman Products, Inc. * 1,223 76,046
Fox Factory Holding Corp. *(d) 2,005 163,347
Garrett Motion, Inc. * 1,488 10,505
Gentex Corp. 11,296 323,969
Gentherm, Inc. *(d) 1,575 63,346
Goodyear Tire & Rubber Co.
(The) *(d) 13,129 156,235
Holley, Inc. *(d) 261 1,109
Kandi Technologies Group,
Inc. * 377 1,206
LCI Industries (d) 1,157 125,523
Lear Corp. 2,780 360,733
Luminar Technologies, Inc.,
Class A *(d) 14,702 46,605
Modine Manufacturing Co. * 2,091 82,595
Motorcar Parts of America,
Inc. * 112 809
Patrick Industries, Inc. (d) 964 72,445
Phinia, Inc. 1,744 45,135
QuantumScape Corp.,
Class A *(d) 14,273 74,505
Solid Power, Inc. *(d) 11,381 15,023
Standard Motor Products, Inc. 1,115 38,947
Stoneridge, Inc. * 1,048 17,051
Visteon Corp. * 1,321 152,087
XPEL, Inc. Reg. S*(d) 1,058 48,985
3,763,660
Automobiles 1.0%
Canoo, Inc. *(d) 2,691 738
Cenntro Electric Group
Ltd. *(d) 1,236 204
Faraday Future Intelligent
Electric, Inc., Class A * 55 58
Fisker, Inc., Class A *(d) 9,762 43,929
Ford Motor Co. (d) 181,932 1,773,837
General Motors Co. 64,101 1,807,648
Harley-Davidson, Inc. 6,166 165,557
Livewire Group, Inc. *(d) 731 7,836
Lucid Group, Inc. *(d) 35,183 144,954
Mullen Automotive, Inc. * 1 0
NWTN, Inc., Class B *(d) 1,441 13,041
Rivian Automotive, Inc.,
Class A *(d) 30,005 486,681
Tesla, Inc. * 130,075 26,124,263
Thor Industries, Inc. 2,405 211,472
Winnebago Industries, Inc. (d) 1,319 76,436
Workhorse Group, Inc. *(d) 2,853 1,190
30,857,844
Common Stocks
Shares Value ($)
Banks 2.0%
1st Source Corp. 1,235 56,341
ACNB Corp. 48 1,652
Amalgamated Financial Corp. 539 9,831
Amerant Bancorp, Inc. 3,061 55,802
American National
Bankshares, Inc. 463 17,668
Ameris Bancorp 1,924 71,765
Ames National Corp. 571 9,661
Arrow Financial Corp. (d) 721 15,365
Associated Banc-Corp. (d) 8,965 145,323
Atlantic Union Bankshares
Corp. 3,665 105,589
Axos Financial, Inc. *(d) 2,487 89,607
Banc of California, Inc. 4,335 48,595
BancFirst Corp. (d) 1,159 94,006
Bancorp, Inc. (The) * 311 11,087
Bank First Corp. 262 20,690
Bank of America Corp. 326,921 8,611,099
Bank of Hawaii Corp. 3,123 154,245
Bank of Marin Bancorp 1,844 30,979
Bank of NT Butterfield & Son
Ltd. (The) 2,900 73,254
Bank OZK 5,663 202,792
Bank7 Corp. (d) 248 5,193
BankUnited, Inc. 439 9,575
Banner Corp. 677 28,576
Bar Harbor Bankshares 630 15,763
BCB Bancorp, Inc. 87 894
Berkshire Hills Bancorp, Inc. 679 13,315
Blue Foundry Bancorp *(d) 133 1,004
BOK Financial Corp. 1,549 101,490
Bridgewater Bancshares, Inc. * 993 9,563
Brookline Bancorp, Inc. 1,628 13,252
Burke & Herbert Financial
Services Corp. (d) 505 22,589
Business First Bancshares,
Inc. (d) 601 11,744
Byline Bancorp, Inc. 2,525 47,899
C&F Financial Corp. 218 11,480
Cadence Bank 1,083 22,938
Cambridge Bancorp 515 27,661
Camden National Corp. 584 17,029
Capital Bancorp, Inc. 356 7,277
Capital City Bank Group, Inc. 581 16,599
Capitol Federal Financial,
Inc. (d) 3,928 20,426
Capstar Financial Holdings,
Inc. 628 9,533
Carter Bankshares, Inc. * 965 10,866
Cathay General Bancorp (d) 4,783 162,192
Central Pacific Financial Corp. 156 2,462
Central Valley Community
Bancorp 662 10,440
Chemung Financial Corp. 232 9,577
ChoiceOne Financial
Services, Inc. (d) 463 8,737
Citigroup, Inc. 92,918 3,669,332
Citizens & Northern Corp. 586 10,607
Citizens Financial Group, Inc. 23,674 554,682
Citizens Financial Services,
Inc. (d) 314 15,527
City Holding Co. (d) 87 7,898

76 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
Civista Bancshares, Inc. 690 10,060
CNB Financial Corp. 674 12,253
Coastal Financial Corp. *(d) 336 12,489
Codorus Valley Bancorp,
Inc. (d) 636 12,478
Columbia Banking System,
Inc. 9,999 196,680
Columbia Financial, Inc. *(d) 2,250 36,225
Comerica, Inc. 6,401 252,199
Commerce Bancshares,
Inc. (d) 6,107 267,853
Community Bank System,
Inc. (d) 316 12,624
Community Trust Bancorp,
Inc. 1,069 40,152
ConnectOne Bancorp, Inc. 1,411 22,985
CrossFirst Bankshares, Inc. * 2,055 21,742
Cullen/Frost Bankers, Inc. (d) 2,976 270,786
Customers Bancorp, Inc. * 546 21,955
CVB Financial Corp. 783 12,230
Dime Community Bancshares,
Inc. 2,827 51,989
Eagle Bancorp, Inc. 692 13,480
East West Bancorp, Inc. 6,911 370,568
Eastern Bankshares, Inc. (d) 8,708 95,875
Enterprise Bancorp, Inc. 410 10,787
Enterprise Financial Services
Corp. 2,787 96,904
Equity Bancshares, Inc.,
Class A 608 14,714
Esquire Financial Holdings,
Inc. 41 1,878
ESSA Bancorp, Inc. (d) 576 9,590
Evans Bancorp, Inc. (d) 347 8,578
Farmers & Merchants
Bancorp, Inc. 75 1,307
Farmers National Banc
Corp. (d) 2,888 32,606
FB Financial Corp. 2,815 82,677
Fidelity D&D Bancorp, Inc. 336 15,053
Fifth Third Bancorp 33,024 782,999
Financial Institutions, Inc. 524 8,300
First Bancorp (d) 1,562 29,095
First Bancorp, Inc. (The) 464 10,872
First Bancshares, Inc.
(The) (d) 2,015 48,803
First Bank (d) 720 7,963
First Busey Corp. 4,468 88,734
First Business Financial
Services, Inc. 46 1,412
First Citizens BancShares,
Inc., Class A 507 700,035
First Commonwealth Financial
Corp. (d) 896 10,913
First Community Bankshares,
Inc. (d) 716 23,377
First Community Corp. (d) 489 8,655
First Financial Bancorp 1,011 18,703
First Financial Bankshares,
Inc. (d) 6,649 159,908
First Financial Corp. 1,544 53,129
Common Stocks
Shares Value ($)
Banks
First Foundation, Inc. 835 3,791
First Hawaiian, Inc. (d) 7,610 136,447
First Horizon Corp. 25,409 273,147
First Internet Bancorp 47 769
First Interstate BancSystem,
Inc., Class A (d) 4,380 101,047
First Merchants Corp. 3,964 108,257
First Mid Bancshares, Inc. 628 17,157
First of Long Island Corp.
(The) 943 10,128
Five Star Bancorp 60 1,168
Flushing Financial Corp. (d) 688 8,490
FNB Corp. 20,426 218,354
FS Bancorp, Inc. 439 12,674
Fulton Financial Corp. (d) 12,956 168,298
German American Bancorp,
Inc. 3,087 84,368
Glacier Bancorp, Inc. (d) 5,319 160,581
Great Southern Bancorp,
Inc. (d) 480 23,866
Greene County Bancorp,
Inc. (d) 40 948
Guaranty Bancshares, Inc. 380 10,841
Hancock Whitney Corp. 4,551 156,691
Hanmi Financial Corp. 984 14,445
HarborOne Bancorp, Inc. 3,057 30,081
HBT Financial, Inc. 393 7,074
Heartland Financial USA, Inc. 2,801 76,747
Heritage Commerce Corp. 2,438 19,943
Heritage Financial Corp. 556 9,046
Hilltop Holdings, Inc. 2,700 74,574
Hingham Institution for
Savings (d) 64 9,509
Home Bancorp, Inc. 325 11,138
Home BancShares, Inc. 9,992 204,336
HomeStreet, Inc. (d) 105 507
HomeTrust Bancshares, Inc. 652 13,438
Hope Bancorp, Inc. 657 5,755
Horizon Bancorp, Inc. 1,738 16,494
Huntington Bancshares, Inc. 69,580 671,447
Independent Bank Corp. 1,226 33,460
Independent Bank Group, Inc. 1,819 64,302
International Bancshares
Corp. 2,919 127,940
John Marshall Bancorp, Inc. 73 1,342
JPMorgan Chase & Co. 134,885 18,757,108
Kearny Financial Corp. 4,596 31,896
KeyCorp 44,919 459,072
Lakeland Bancorp, Inc. 5,023 56,659
Lakeland Financial Corp. 984 48,462
LCNB Corp. (d) 701 9,807
Live Oak Bancshares, Inc. 2,093 60,383
Luther Burbank Corp. 1,161 9,451
M&T Bank Corp. 7,928 893,882
Macatawa Bank Corp. 1,847 16,863
MainStreet Bancshares, Inc. 462 8,907
Mercantile Bank Corp. 579 19,072
Metrocity Bankshares, Inc. 701 14,048
Metropolitan Bank Holding
Corp. *(d) 261 8,459
Mid Penn Bancorp, Inc. 298 5,680
Middlefield Banc Corp. 521 13,285

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 77
Common Stocks
Shares Value ($)
Banks
Midland States Bancorp, Inc. 932 20,336
MidWestOne Financial Group,
Inc. 591 11,773
MVB Financial Corp. 356 6,995
National Bank Holdings Corp.,
Class A 2,441 76,110
National Bankshares, Inc. 383 9,001
NBT Bancorp, Inc. 793 26,542
New York Community
Bancorp, Inc. (d) 33,440 317,011
Nicolet Bankshares, Inc. 598 43,546
Northeast Bank 50 2,387
Northeast Community
Bancorp, Inc. (d) 887 13,518
Northfield Bancorp, Inc. 4,392 37,771
Northrim Bancorp, Inc. 32 1,335
Northwest Bancshares, Inc. 2,110 21,986
Norwood Financial Corp. (d) 489 12,523
NU Holdings Ltd., Class A * 95,128 780,050
Oak Valley Bancorp (d) 446 11,128
OceanFirst Financial Corp. 3,256 41,221
OFG Bancorp 495 14,662
Old National Bancorp 14,857 203,541
Old Second Bancorp, Inc. 3,374 45,751
Orange County Bancorp, Inc. 366 16,141
Origin Bancorp, Inc. (d) 1,931 57,138
Orrstown Financial Services,
Inc. 369 7,790
Pacific Premier Bancorp, Inc. 1,760 33,440
PacWest Bancorp 4,324 30,614
Park National Corp. (d) 921 93,380
Pathward Financial, Inc. 358 16,214
Peapack-Gladstone Financial
Corp. (d) 1,728 40,383
Penns Woods Bancorp, Inc. 454 9,570
Peoples Bancorp, Inc. 3,014 83,126
Peoples Financial Services
Corp. 297 11,645
Pinnacle Financial Partners,
Inc. 3,790 236,344
Pioneer Bancorp, Inc. * 399 3,272
Plumas Bancorp (d) 363 12,396
PNC Financial Services
Group, Inc. (The) 19,155 2,192,673
Ponce Financial Group, Inc. * 1,356 10,550
Popular, Inc. (d) 3,548 230,762
Preferred Bank 82 4,885
Premier Financial Corp. 2,386 41,397
Primis Financial Corp. (d) 866 8,106
Princeton Bancorp, Inc. 337 10,110
Prosperity Bancshares, Inc. 4,474 244,012
Provident Bancorp, Inc. * 91 883
Provident Financial Services,
Inc. 1,296 18,209
QCR Holdings, Inc. 1,009 47,877
RBB Bancorp 683 7,902
Red River Bancshares, Inc. 187 8,692
Regions Financial Corp. 47,148 685,060
Renasant Corp. 1,315 32,073
Republic Bancorp, Inc.,
Class A 387 17,102
S&T Bancorp, Inc. 468 12,056
Common Stocks
Shares Value ($)
Banks
Sandy Spring Bancorp, Inc. 2,775 56,749
Seacoast Banking Corp. of
Florida 2,472 49,959
ServisFirst Bancshares,
Inc. (d) 2,739 129,171
Shore Bancshares, Inc. 971 9,962
Sierra Bancorp 542 9,539
Simmons First National Corp.,
Class A 4,034 57,323
SmartFinancial, Inc. 601 12,531
South Plains Financial, Inc. (d) 437 11,720
Southern California Bancorp * 53 713
Southern First Bancshares,
Inc. * 337 9,099
Southern Missouri Bancorp,
Inc. 359 14,522
Southern States Bancshares,
Inc. 497 11,540
Southside Bancshares, Inc. 294 7,850
SouthState Corp. (d) 3,752 248,007
Stellar Bancorp, Inc. (d) 2,318 50,393
Sterling Bancorp, Inc. * 102 565
Stock Yards Bancorp, Inc. 1,643 64,258
Summit Financial Group, Inc. 522 11,223
Synovus Financial Corp. 7,312 190,624
Texas Capital Bancshares,
Inc. * 2,594 142,826
Third Coast Bancshares, Inc. * 68 1,055
Timberland Bancorp, Inc. 501 14,123
Tompkins Financial Corp. (d) 1,366 68,409
Toronto-Dominion Bank
(The) (d) 4,328 241,676
Towne Bank 4,957 118,671
TriCo Bancshares 1,935 62,597
Triumph Financial, Inc. *(d) 1,250 77,813
Truist Financial Corp. 61,868 1,754,576
TrustCo Bank Corp. 110 2,808
Trustmark Corp. 638 12,830
UMB Financial Corp. 2,236 140,242
United Bankshares, Inc. (d) 6,581 187,164
United Community Banks,
Inc. (d) 1,614 35,653
Unity Bancorp, Inc. 43 1,035
Univest Financial Corp. 2,135 35,569
US Bancorp 71,817 2,289,526
Valley National Bancorp 21,027 163,590
Veritex Holdings, Inc. 722 12,433
Virginia National Bankshares
Corp. 313 9,618
WaFd, Inc. (d) 5,414 133,618
Washington Trust Bancorp,
Inc. 1,518 35,202
Webster Financial Corp. (d) 8,506 322,973
Wells Fargo & Co. 175,739 6,989,140
WesBanco, Inc. 3,082 75,170
West Bancorp, Inc. 674 11,074
Westamerica Bancorp 373 17,621
Western Alliance Bancorp 5,109 209,980
Wintrust Financial Corp. 3,396 253,647
WSFS Financial Corp. (d) 1,388 49,135

78 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA (d) 7,020 216,567
62,517,798
Beverages 0.9%
Boston Beer Co., Inc. (The),
Class A * 425 141,929
Brown-Forman Corp.,
Class A (d) 10,665 600,519
Celsius Holdings, Inc. *(d) 2,457 373,685
Coca-Cola Co. (The) 184,171 10,403,820
Coca-Cola Consolidated, Inc. 216 137,465
Constellation Brands, Inc.,
Class A 7,829 1,833,160
Duckhorn Portfolio, Inc. (The) * 2,739 28,568
Keurig Dr Pepper, Inc. 43,457 1,318,051
MGP Ingredients, Inc. (d) 700 66,262
Molson Coors Beverage Co.,
Class B (d) 6,185 357,307
Monster Beverage Corp. * 32,963 1,684,409
National Beverage Corp. * 883 40,954
PepsiCo, Inc. 64,799 10,580,381
Primo Water Corp. 7,325 95,664
Vita Coco Co., Inc. (The) * 1,722 46,666
Zevia PBC, Class A *(d) 1,653 3,207
27,712,047
Biotechnology 1.5%
2seventy bio, Inc. *(d) 3,526 8,603
4D Molecular Therapeutics,
Inc. * 1,183 12,705
89bio, Inc. * 2,418 17,893
Aadi Bioscience, Inc. * 96 420
AbbVie, Inc. 82,415 11,635,350
Absci Corp. * 373 485
ACADIA Pharmaceuticals,
Inc. * 5,959 134,495
ACELYRIN, Inc. *(d) 377 3,840
Acrivon Therapeutics, Inc. * 80 419
Actinium Pharmaceuticals,
Inc. *(d) 1,724 9,620
Acumen Pharmaceuticals,
Inc. * 263 492
Adicet Bio, Inc. * 183 242
ADMA Biologics, Inc. * 11,846 40,039
Aerovate Therapeutics,
Inc. *(d) 102 1,082
Affimed NV * 764 302
Agenus, Inc. * 21,227 16,982
Agios Pharmaceuticals, Inc. * 2,475 52,000
Akebia Therapeutics, Inc. *(d) 980 862
Akero Therapeutics, Inc. * 1,744 20,788
Alaunos Therapeutics, Inc. *(d) 1,365 109
Aldeyra Therapeutics, Inc. * 3,426 5,858
Alector, Inc. *(d) 1,893 9,844
Alkermes plc * 7,762 187,763
Allakos, Inc. * 4,717 9,009
Allogene Therapeutics,
Inc. *(d) 5,434 15,324
Allovir, Inc. *(d) 1,120 1,680
Alnylam Pharmaceuticals,
Inc. * 5,832 885,298
Common Stocks
Shares Value ($)
Biotechnology
Alpine Immune Sciences,
Inc. * 155 1,587
Altimmune, Inc. *(d) 3,588 8,647
Alvotech SA *(d) 301 2,676
ALX Oncology Holdings,
Inc. *(d) 411 2,959
Amgen, Inc. 25,299 6,468,954
Amicus Therapeutics, Inc. * 12,943 141,985
AnaptysBio, Inc. *(d) 913 14,891
Anavex Life Sciences
Corp. *(d) 6,015 33,564
Anika Therapeutics, Inc. * 563 10,978
Annexon, Inc. *(d) 3,259 7,398
Apellis Pharmaceuticals,
Inc. *(d) 4,614 224,517
Apogee Therapeutics, Inc. *(d) 8,171 140,378
Arbutus Biopharma Corp. *(d) 747 1,367
Arcellx, Inc. *(d) 1,915 67,504
Arcturus Therapeutics
Holdings, Inc. * 809 15,452
Arcus Biosciences, Inc. * 2,933 46,077
Arcutis Biotherapeutics, Inc. * 3,484 7,839
Ardelyx, Inc. *(d) 6,953 27,464
Arrowhead Pharmaceuticals,
Inc. *(d) 4,763 117,122
ARS Pharmaceuticals,
Inc. *(d) 1,891 6,751
Astria Therapeutics, Inc. *(d) 1,849 9,226
Atara Biotherapeutics, Inc. * 9,019 11,635
Aura Biosciences, Inc. * 174 1,420
Aurinia Pharmaceuticals, Inc. * 4,815 35,342
Avid Bioservices, Inc. * 3,879 23,856
Avidity Biosciences, Inc. * 3,080 15,862
Avita Medical, Inc. * 1,817 16,916
Beam Therapeutics, Inc. *(d) 16,162 341,665
BioAtla, Inc. * 3,146 4,625
BioCryst Pharmaceuticals,
Inc. *(d) 11,965 65,688
Biogen, Inc. * 6,788 1,612,422
Biohaven Ltd. *(d) 3,180 84,302
BioMarin Pharmaceutical,
Inc. * 11,339 923,562
Biomea Fusion, Inc. *(d) 1,493 15,258
BioVie, Inc., Class A *(d) 73 318
Bioxcel Therapeutics, Inc. *(d) 474 1,903
Bluebird Bio, Inc. *(d) 2,753 8,121
Blueprint Medicines Corp. * 2,822 166,103
Bridgebio Pharma, Inc. *(d) 5,385 140,225
C4 Therapeutics, Inc. * 239 356
Cabaletta Bio, Inc. * 1,893 26,994
CareDx, Inc. * 3,109 16,820
Caribou Biosciences, Inc. *(d) 642 2,330
Carisma Therapeutics, Inc. (d) 1,768 5,304
Catalyst Pharmaceuticals,
Inc. * 4,517 56,056
Celcuity, Inc. * 1,142 12,162
Celldex Therapeutics, Inc. * 2,286 53,767
Century Therapeutics, Inc. *(d) 143 219
Cerevel Therapeutics
Holdings, Inc. * 2,369 56,027
Chimerix, Inc. * 472 445
Cibus, Inc. * 74 795

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 79
Common Stocks
Shares Value ($)
Biotechnology
Cogent Biosciences, Inc. *(d) 2,365 19,298
Coherus Biosciences, Inc. *(d) 788 2,640
Compass Therapeutics,
Inc. *(d) 6,534 11,761
Crinetics Pharmaceuticals,
Inc. *(d) 1,988 58,229
Cue Biopharma, Inc. *(d) 2,540 5,334
Cullinan Oncology, Inc. * 993 9,265
Cytokinetics, Inc. *(d) 4,231 147,493
Day One Biopharmaceuticals,
Inc. * 3,047 36,046
Deciphera Pharmaceuticals,
Inc. * 2,515 30,155
Denali Therapeutics, Inc. * 5,463 102,868
Design Therapeutics, Inc. * 3,258 6,646
Disc Medicine, Inc. *(d) 563 25,791
Dynavax Technologies Corp. * 7,174 101,943
Dyne Therapeutics, Inc. * 201 1,417
Eagle Pharmaceuticals, Inc. * 403 5,533
Editas Medicine, Inc. * 4,335 28,958
Emergent BioSolutions, Inc. * 3,356 7,014
Enanta Pharmaceuticals, Inc. * 1,847 16,660
Entrada Therapeutics, Inc. *(d) 1,524 24,399
EQRx, Inc. * 11,726 25,563
Erasca, Inc. *(d) 5,127 11,843
Exact Sciences Corp. *(d) 8,404 517,602
Exelixis, Inc. * 14,853 305,823
Fate Therapeutics, Inc. * 4,818 8,721
Fennec Pharmaceuticals,
Inc. * 1,203 8,277
FibroGen, Inc. *(d) 8,236 4,456
Foghorn Therapeutics,
Inc. *(d) 1,709 5,725
G1 Therapeutics, Inc. * 255 421
Genelux Corp. *(d) 284 4,121
Generation Bio Co. *(d) 1,341 1,258
Geron Corp. *(d) 23,376 44,414
Gilead Sciences, Inc. 59,516 4,674,387
Gossamer Bio, Inc. * 1,050 525
Graphite Bio, Inc. * 2,022 5,035
Greenwich Lifesciences,
Inc. *(d) 35 289
Gritstone bio, Inc. *(d) 6,320 12,008
Halozyme Therapeutics, Inc. * 6,079 205,896
Heron Therapeutics, Inc. *(d) 3,637 2,316
HilleVax, Inc. *(d) 79 869
Humacyte, Inc. *(d) 384 814
Icosavax, Inc. *(d) 191 1,175
Ideaya Biosciences, Inc. * 2,267 61,594
IGM Biosciences, Inc. *(d) 355 1,399
Immuneering Corp.,
Class A *(d) 1,470 10,334
ImmunityBio, Inc. *(d) 1,406 4,415
ImmunoGen, Inc. *(d) 11,370 168,958
Immunovant, Inc. * 1,854 61,275
Incyte Corp. * 8,625 465,146
Inhibrx, Inc. *(d) 2,048 31,683
Inovio Pharmaceuticals, Inc. * 1,539 561
Inozyme Pharma, Inc. * 2,489 7,392
Insmed, Inc. *(d) 5,950 149,107
Intellia Therapeutics, Inc. *(d) 4,073 102,029
Common Stocks
Shares Value ($)
Biotechnology
Intercept Pharmaceuticals,
Inc. *(d) 1,033 19,555
Invivyd, Inc. * 220 348
Ionis Pharmaceuticals,
Inc. *(d) 6,660 294,838
Iovance Biotherapeutics,
Inc. *(d) 9,222 35,228
Ironwood Pharmaceuticals,
Inc., Class A *(d) 6,002 53,838
iTeos Therapeutics, Inc. * 1,949 19,607
Janux Therapeutics, Inc. * 163 1,046
KalVista Pharmaceuticals,
Inc. * 594 5,043
Karuna Therapeutics, Inc. *(d) 1,659 276,406
Karyopharm Therapeutics,
Inc. * 3,531 3,072
Keros Therapeutics, Inc. * 1,403 40,042
Kezar Life Sciences, Inc. * 1,239 893
Kiniksa Pharmaceuticals Ltd.,
Class A *(d) 898 13,694
Kinnate Biopharma, Inc. * 116 129
Kodiak Sciences, Inc. * 2,067 2,997
Kronos Bio, Inc. *(d) 229 200
Krystal Biotech, Inc. * 1,020 119,207
Kura Oncology, Inc. *(d) 3,270 27,631
Kymera Therapeutics, Inc. * 2,570 29,992
Larimar Therapeutics, Inc. * 1,700 4,981
Lexicon Pharmaceuticals,
Inc. *(d) 3,164 3,923
Lineage Cell Therapeutics,
Inc. *(d) 9,592 10,935
Lyell Immunopharma, Inc. *(d) 13,841 22,907
MacroGenics, Inc. *(d) 5,267 27,494
Madrigal Pharmaceuticals,
Inc. *(d) 593 77,908
MannKind Corp. *(d) 12,113 51,965
MeiraGTx Holdings plc * 986 4,457
Merrimack Pharmaceuticals,
Inc. * 694 8,488
Mersana Therapeutics, Inc. * 1,920 2,285
MiMedx Group, Inc. * 4,059 26,627
Mineralys Therapeutics, Inc. * 92 711
Mirati Therapeutics, Inc. * 2,281 126,664
Mirum Pharmaceuticals, Inc. * 457 12,536
Moderna, Inc. * 15,798 1,200,016
Monte Rosa Therapeutics,
Inc. * 185 629
MoonLake
Immunotherapeutics,
Class A *(d) 232 12,020
Morphic Holding, Inc. *(d) 1,135 22,643
Myriad Genetics, Inc. * 3,293 51,305
Natera, Inc. * 4,844 191,193
Neurocrine Biosciences, Inc. * 4,502 499,452
Nkarta, Inc. * 726 1,474
Novavax, Inc. *(d) 4,086 27,213
Nurix Therapeutics, Inc. * 1,044 5,836
Nuvalent, Inc., Class A * 705 36,723
Nuvectis Pharma, Inc. * 454 4,063
Ocugen, Inc. *(d) 1,492 549

80 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Olema Pharmaceuticals,
Inc. *(d) 1,989 26,434
Omega Therapeutics, Inc. *(d) 1,743 2,388
Organogenesis Holdings, Inc.,
Class A *(d) 1,155 2,587
ORIC Pharmaceuticals,
Inc. *(d) 2,777 18,606
Outlook Therapeutics, Inc. *(d) 742 445
Ovid therapeutics, Inc. * 3,953 14,033
PDS Biotechnology Corp. *(d) 1,854 7,731
PepGen, Inc. *(d) 109 558
PMV Pharmaceuticals, Inc. * 969 1,463
Point Biopharma Global, Inc. * 2,980 37,727
Poseida Therapeutics, Inc.,
Class A * 4,833 9,763
Precigen, Inc. *(d) 3,115 3,520
Prelude Therapeutics, Inc. * 188 318
Prime Medicine, Inc. *(d) 160 1,038
ProKidney Corp., Class A *(d) 4,191 6,831
Protagonist Therapeutics,
Inc. * 3,036 44,143
Protalix BioTherapeutics,
Inc. *(d) 3,723 6,217
Prothena Corp. plc *(d) 1,922 70,076
PTC Therapeutics, Inc. * 3,199 59,981
Rallybio Corp. *(d) 95 399
RAPT Therapeutics, Inc. * 446 5,865
RayzeBio, Inc. * 58 1,125
Recursion Pharmaceuticals,
Inc., Class A *(d) 7,493 39,563
Regeneron Pharmaceuticals,
Inc. * 4,829 3,766,089
REGENXBIO, Inc. *(d) 2,151 27,726
Relay Therapeutics, Inc. *(d) 4,309 28,439
Replimune Group, Inc. * 1,896 27,625
REVOLUTION Medicines,
Inc. *(d) 4,475 88,605
Rhythm Pharmaceuticals,
Inc. * 1,600 36,976
Rigel Pharmaceuticals, Inc. * 6,804 5,493
Rocket Pharmaceuticals, Inc. * 3,580 64,798
Roivant Sciences Ltd. * 10,153 87,722
Sage Therapeutics, Inc. *(d) 2,504 46,900
Sana Biotechnology, Inc. *(d) 2,861 8,469
Sangamo Therapeutics,
Inc. *(d) 4,817 3,036
Sarepta Therapeutics, Inc. * 4,170 280,683
Savara, Inc. * 5,556 20,335
Scholar Rock Holding Corp. * 2,131 25,061
Seagen, Inc. * 6,595 1,403,482
Selecta Biosciences, Inc. *(d) 8,360 10,450
Seres Therapeutics, Inc. *(d) 1,738 2,659
Shattuck Labs, Inc. * 215 348
SpringWorks Therapeutics,
Inc. * 3,123 71,517
Stoke Therapeutics, Inc. *(d) 633 2,412
Summit Therapeutics, Inc. *(d) 8,364 16,226
Sutro Biopharma, Inc. * 809 2,225
Syndax Pharmaceuticals,
Inc. * 3,664 51,589
Tango Therapeutics, Inc. *(d) 274 2,302
Tenaya Therapeutics, Inc. * 242 440
Common Stocks
Shares Value ($)
Biotechnology
TG Therapeutics, Inc. *(d) 6,333 48,954
Travere Therapeutics, Inc. * 3,958 25,648
Twist Bioscience Corp. *(d) 3,009 47,422
Tyra Biosciences, Inc. * 105 1,218
Ultragenyx Pharmaceutical,
Inc. * 10,658 377,293
United Therapeutics Corp. * 2,121 472,686
UroGen Pharma Ltd. *(d) 1,448 16,232
Vanda Pharmaceuticals, Inc. * 2,047 8,966
Vaxart, Inc. *(d) 897 593
Vaxcyte, Inc. * 4,219 202,934
Vaxxinity, Inc., Class A * 3,043 3,499
Vera Therapeutics, Inc.,
Class A * 162 1,688
Veracyte, Inc. *(d) 15,677 324,827
Vericel Corp. *(d) 2,346 82,532
Vertex Pharmaceuticals, Inc. * 12,048 4,362,701
Verve Therapeutics, Inc. *(d) 2,502 30,124
Vigil Neuroscience, Inc. *(d) 1,149 8,043
Viking Therapeutics, Inc. * 4,510 44,243
Vir Biotechnology, Inc. * 3,177 25,194
Viridian Therapeutics, Inc. *(d) 1,942 24,275
Vor BioPharma, Inc. * 2,844 5,205
Voyager Therapeutics, Inc. * 2,313 15,196
X4 Pharmaceuticals, Inc. *(d) 8,162 6,534
XBiotech, Inc. *(d) 111 464
Xencor, Inc. * 2,902 50,350
XOMA Corp. * 485 9,142
Y-mAbs Therapeutics, Inc. * 1,165 6,221
Zentalis Pharmaceuticals,
Inc. *(d) 2,528 41,358
Zura Bio Ltd., Class A *(d) 627 2,947
Zymeworks, Inc. * 3,898 27,364
47,771,253
Broadline Retail 2.0%
1stdibs.com, Inc. * 143 602
Amazon.com, Inc. * 424,290 56,468,756
Big Lots, Inc. (d) 1,191 5,431
ContextLogic, Inc.,
Class A *(d) 1,345 5,272
Coupang, Inc., Class A * 51,518 875,806
Dillard's, Inc., Class A 115 35,702
eBay, Inc. (d) 25,299 992,480
Etsy, Inc. *(d) 5,715 356,045
Groupon, Inc., Class A * 100 1,279
Kohl's Corp. (d) 5,195 117,147
Macy's, Inc. 12,576 153,176
Nordstrom, Inc. (d) 5,126 71,661
Ollie's Bargain Outlet
Holdings, Inc. * 2,917 225,309
Pan Pacific International
Holdings Corp. 131,400 2,573,639
Qurate Retail, Inc. Series A,* 2,074 914
Savers Value Village, Inc. * 2,165 32,410
61,915,629
Building Products 0.4%
A O Smith Corp. 4,439 309,665
AAON, Inc. (d) 3,125 170,250
Advanced Drainage Systems,
Inc. (d) 2,949 315,042

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 81
Common Stocks
Shares Value ($)
Building Products
Allegion plc 4,057 399,046
American Woodmark Corp. * 642 43,162
Apogee Enterprises, Inc. 969 41,589
Armstrong World Industries,
Inc. 2,063 156,561
AZEK Co., Inc. (The),
Class A * 5,931 155,392
AZZ, Inc. (d) 1,370 64,760
Builders FirstSource, Inc. * 5,960 646,779
Carlisle Cos., Inc. 2,383 605,496
Carrier Global Corp. 38,842 1,851,210
CSW Industrials, Inc. 723 128,159
Daikin Industries Ltd. 8,100 1,166,501
Fortune Brands Innovations,
Inc. 6,001 334,856
Gibraltar Industries, Inc. * 1,608 97,863
Griffon Corp. 2,382 95,137
Hayward Holdings, Inc. * 3,959 41,569
Insteel Industries, Inc. 778 21,714
Janus International Group,
Inc. * 3,094 28,960
JELD-WEN Holding, Inc. * 5,181 58,701
Johnson Controls International
plc 30,131 1,477,022
Lennox International, Inc. 1,230 455,764
Masco Corp. 8,800 458,392
Masonite International Corp. * 1,012 80,090
Masterbrand, Inc. * 6,162 68,460
Owens Corning (d) 4,220 478,421
PGT Innovations, Inc. * 2,634 78,862
Quanex Building Products
Corp. 1,316 35,335
Resideo Technologies, Inc. * 6,797 98,421
Simpson Manufacturing Co.,
Inc. 1,991 265,161
Tecnoglass, Inc. 135 4,412
Trane Technologies plc 10,611 2,019,379
Trex Co., Inc. *(d) 5,117 287,627
UFP Industries, Inc. 2,788 265,334
Zurn Elkay Water Solutions
Corp. 6,914 182,944
12,988,036
Capital Markets 1.7%
Affiliated Managers Group,
Inc. 1,385 170,023
AlTi Global, Inc. *(d) 1,523 9,549
Ameriprise Financial, Inc. 4,753 1,495,151
Ares Management Corp.,
Class A 7,873 776,199
Artisan Partners Asset
Management, Inc.,
Class A (d) 5,882 194,106
AssetMark Financial Holdings,
Inc. * 2,014 48,155
Avantax, Inc. *(d) 2,822 72,836
B. Riley Financial, Inc. (d) 825 29,873
Bakkt Holdings, Inc. *(d) 334 337
Bank of New York Mellon
Corp. (The) 41,487 1,763,197
Beneficient, Class A *(d) 1,396 850
BGC Group, Inc., Class A 18,273 107,263
Common Stocks
Shares Value ($)
Capital Markets
BlackRock, Inc. 1,212 742,083
Blackstone, Inc. 33,668 3,109,240
Blue Owl Capital, Inc.,
Class A (d) 22,617 278,868
Bridge Investment Group
Holdings, Inc., Class A 173 1,259
Brightsphere Investment
Group, Inc. 6,283 98,392
Carlyle Group, Inc. (The) (d) 11,421 314,534
Cboe Global Markets, Inc. 5,658 927,290
Charles Schwab Corp. (The) 68,908 3,585,972
CME Group, Inc. 17,997 3,841,640
Cohen & Steers, Inc. 2,146 112,107
Coinbase Global, Inc.,
Class A *(d) 7,768 599,068
Diamond Hill Investment
Group, Inc. 403 63,311
Donnelley Financial Solutions,
Inc. * 1,281 69,725
Evercore, Inc., Class A 2,196 285,875
FactSet Research Systems,
Inc. 1,970 850,823
Federated Hermes, Inc.,
Class B 504 15,977
Forge Global Holdings,
Inc. *(d) 7,847 19,931
Franklin Resources, Inc. (d) 15,872 361,723
GCM Grosvenor, Inc.,
Class A (d) 3,579 28,811
Goldman Sachs Group, Inc.
(The) 15,274 4,637,339
Greenhill & Co., Inc. 76 1,126
Hamilton Lane, Inc., Class A 2,269 190,868
Houlihan Lokey, Inc., Class A 2,972 298,745
Interactive Brokers Group,
Inc., Class A 5,812 465,367
Intercontinental Exchange,
Inc. 28,476 3,059,461
Invesco Ltd. 20,097 260,658
Janus Henderson Group plc 8,116 187,236
Jefferies Financial Group, Inc. 11,264 362,476
KKR & Co., Inc. 30,392 1,683,717
Lazard Ltd., Class A 955 26,520
LPL Financial Holdings, Inc. 3,767 845,767
MarketAxess Holdings, Inc. 1,802 385,177
Moelis & Co., Class A (d) 5,909 246,051
Moody's Corp. 7,748 2,386,384
Morgan Stanley 57,350 4,061,527
Morningstar, Inc. (d) 1,203 304,648
MSCI, Inc., Class A 3,670 1,730,589
Nasdaq, Inc. 17,063 846,325
Northern Trust Corp. 10,431 687,507
Open Lending Corp. * 5,545 33,215
Oppenheimer Holdings, Inc.,
Class A 37 1,298
P10, Inc., Class A 247 2,327
Patria Investments Ltd.,
Class A (d) 3,927 50,619
Perella Weinberg Partners,
Class A (d) 4,262 41,810
Pershing Square, Escrow *^∞ 1,191 0

82 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Piper Sandler Cos. 1,128 157,751
PJT Partners, Inc., Class A 1,673 131,096
Raymond James Financial,
Inc. 10,946 1,044,662
Robinhood Markets, Inc.,
Class A *(d) 30,867 282,124
S&P Global, Inc. 15,409 5,382,518
Sculptor Capital Management,
Inc., Class A 774 9,791
SEI Investments Co. 7,609 408,299
Silvercrest Asset Management
Group, Inc., Class A 3,180 56,445
State Street Corp. 16,131 1,042,547
StepStone Group, Inc.,
Class A 4,123 116,681
Stifel Financial Corp. 6,132 349,524
StoneX Group, Inc. * 1,054 100,467
SuRo Capital Corp. * 141 585
T. Rowe Price Group, Inc. 11,248 1,017,944
TPG, Inc., Class A (d) 3,390 93,700
Tradeweb Markets, Inc.,
Class A 5,397 485,784
Trinity Capital, Inc. 230 3,158
Value Line, Inc. 41 1,679
Victory Capital Holdings, Inc.,
Class A 3,161 93,123
Virtu Financial, Inc., Class A 4,212 77,880
Virtus Investment Partners,
Inc. 501 92,299
WisdomTree, Inc. 1,393 8,637
XP, Inc., Class A 13,912 278,240
54,005,859
Chemicals 1.3%
AdvanSix, Inc. 1,336 36,807
Air Products & Chemicals, Inc. 10,336 2,919,300
Albemarle Corp. 5,504 697,797
Alto Ingredients, Inc. * 426 1,772
American Vanguard Corp. 1,202 11,251
Ashland, Inc. 2,437 186,747
Aspen Aerogels, Inc. * 967 7,465
Avient Corp. 4,038 127,682
Axalta Coating Systems Ltd. * 10,073 264,215
Balchem Corp. 1,427 165,874
Cabot Corp. 2,526 167,928
Celanese Corp., Class A (d) 4,570 523,311
CF Industries Holdings, Inc. 8,714 695,203
Chase Corp. 294 37,356
Chemours Co. (The) 6,944 167,420
Core Molding Technologies,
Inc. * 514 13,148
Corteva, Inc. 32,951 1,586,261
Danimer Scientific, Inc.,
Class A *(d) 2,438 3,486
Dow, Inc. 37,237 1,800,037
DuPont de Nemours, Inc. 23,902 1,741,978
Eastman Chemical Co. 8,391 627,059
Ecolab, Inc. 12,380 2,076,621
Ecovyst, Inc. * 5,418 49,846
Element Solutions, Inc. (d) 10,487 191,178
FMC Corp. 5,821 309,677
FutureFuel Corp. 1,093 7,159
Common Stocks
Shares Value ($)
Chemicals
Ginkgo Bioworks Holdings,
Inc., Class A *(d) 49,796 68,220
Hawkins, Inc. (d) 777 44,623
HB Fuller Co. 2,498 165,243
Huntsman Corp. 8,382 195,552
Ingevity Corp. * 1,747 70,369
Innospec, Inc. 1,314 128,772
International Flavors &
Fragrances, Inc. 12,031 822,319
Intrepid Potash, Inc. *(d) 386 7,678
Koppers Holdings, Inc. 816 29,841
Kronos Worldwide, Inc. (d) 935 6,451
Linde plc 23,209 8,869,551
Livent Corp. *(d) 8,328 121,506
Loop Industries, Inc. * 111 354
LSB Industries, Inc. * 3,814 34,746
LyondellBasell Industries NV,
Class A 13,113 1,183,317
Mativ Holdings, Inc. (d) 2,364 30,968
Minerals Technologies, Inc. 1,366 73,846
Mitsui Chemicals, Inc. 126,900 3,189,207
Mosaic Co. (The) 15,533 504,512
NewMarket Corp. 298 143,681
Olin Corp. (d) 5,980 255,466
Origin Materials, Inc. *(d) 10,037 9,922
Orion SA 1,731 35,139
Perimeter Solutions SA * 7,997 25,590
PPG Industries, Inc. 10,873 1,334,878
PureCycle Technologies,
Inc. *(d) 5,279 23,492
Quaker Chemical Corp. 637 91,550
Rayonier Advanced Materials,
Inc. * 2,420 6,703
RPM International, Inc. 5,660 516,588
Scotts Miracle-Gro Co.
(The) (d) 1,938 86,125
Sensient Technologies Corp. 1,901 107,254
Sherwin-Williams Co. (The) 11,833 2,818,739
Shin-Etsu Chemical Co. Ltd. 164,700 4,928,546
Stepan Co. 956 71,509
Trinseo plc 1,850 11,451
Tronox Holdings plc (d) 6,368 68,074
Westlake Corp. 1,502 173,271
40,671,631
Commercial Services & Supplies 0.4%
ABM Industries, Inc. (d) 3,020 118,807
ACCO Brands Corp. 3,330 16,850
ACV Auctions, Inc.,
Class A *(d) 5,911 78,794
Aris Water Solutions, Inc.,
Class A (d) 2,913 24,324
Brady Corp., Class A 267 13,740
BrightView Holdings, Inc. * 1,253 8,445
Brink's Co. (The) 1,951 130,444
Casella Waste Systems, Inc.,
Class A * 2,510 189,379
CECO Environmental Corp. * 2,144 34,690
Cimpress plc * 518 30,909
Cintas Corp. 4,077 2,067,528
Civeo Corp. 78 1,560
Clean Harbors, Inc. * 2,381 365,888

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 83
Common Stocks
Shares Value ($)
Commercial Services & Supplies
CompX International, Inc. 77 1,449
Copart, Inc. * 41,350 1,799,552
CoreCivic, Inc. * 4,657 59,144
Deluxe Corp. 2,704 46,103
Driven Brands Holdings, Inc. * 2,119 24,114
Ennis, Inc. 1,000 21,360
Enviri Corp. * 2,955 16,962
GEO Group, Inc. (The) * 5,527 48,306
Healthcare Services Group,
Inc. 5,227 49,656
HNI Corp. (d) 2,579 89,465
Interface, Inc., Class A 2,265 20,136
LanzaTech Global, Inc. * 2,200 7,744
Li-Cycle Holdings Corp. *(d) 8,155 10,928
Liquidity Services, Inc. * 917 17,671
Matthews International Corp.,
Class A 1,588 56,279
MillerKnoll, Inc. 3,706 87,091
Montrose Environmental
Group, Inc. * 1,337 30,911
MSA Safety, Inc. 1,749 276,132
NL Industries, Inc. 356 1,773
OPENLANE, Inc. * 5,428 72,898
Performant Financial Corp. * 4,462 10,396
Pitney Bowes, Inc. (d) 2,007 6,483
RB Global, Inc. 7,209 471,469
Republic Services, Inc.,
Class A 9,498 1,410,358
Rollins, Inc. 10,731 403,593
SP Plus Corp. * 895 45,224
Steelcase, Inc., Class A (d) 4,633 50,546
Stericycle, Inc. * 4,349 179,353
Tetra Tech, Inc. (d) 2,478 373,955
UniFirst Corp. 585 96,192
Vestis Corp. *(d) 5,567 85,119
Viad Corp. * 821 19,893
VSE Corp. (d) 91 4,896
Waste Management, Inc. 19,450 3,196,218
12,172,727
Communications Equipment 0.5%
ADTRAN Holdings, Inc. (d) 4,351 28,586
Applied Optoelectronics,
Inc. *(d) 170 1,263
Arista Networks, Inc. * 11,564 2,317,079
Aviat Networks, Inc. * 65 1,735
Calix, Inc. * 2,705 89,590
Cambium Networks Corp. * 221 1,101
Casa Systems, Inc. * 210 117
Ciena Corp. *(d) 6,860 289,492
Cisco Systems, Inc. 194,216 10,124,480
Clearfield, Inc. *(d) 572 13,739
CommScope Holding Co.,
Inc. * 1,848 2,735
Comtech Telecommunications
Corp. 1,020 12,444
Digi International, Inc. *(d) 1,750 44,065
DZS, Inc. * 477 606
Extreme Networks, Inc. *(d) 5,552 114,482
F5, Inc. * 3,638 551,484
Harmonic, Inc. *(d) 5,159 55,666
Infinera Corp. *(d) 12,165 35,643
Common Stocks
Shares Value ($)
Communications Equipment
Inseego Corp. *(d) 563 255
Juniper Networks, Inc. 14,829 399,197
KVH Industries, Inc. *(d) 1,244 5,822
Lumentum Holdings, Inc. *(d) 3,139 123,080
Motorola Solutions, Inc. 7,623 2,122,700
NETGEAR, Inc. * 1,176 14,865
NetScout Systems, Inc. * 3,484 76,056
Ribbon Communications,
Inc. *(d) 3,326 6,253
Ubiquiti, Inc. 213 25,869
Viasat, Inc. *(d) 3,402 62,733
Viavi Solutions, Inc. *(d) 10,394 80,865
16,602,002
Construction & Engineering 0.1%
AECOM 6,279 480,657
Ameresco, Inc., Class A * 1,831 47,881
API Group Corp. *(d) 9,448 244,420
Arcosa, Inc. 2,231 154,095
Argan, Inc. 585 26,758
Bowman Consulting Group
Ltd., Class A *(d) 731 19,423
Comfort Systems USA, Inc. (d) 1,628 296,052
Concrete Pumping Holdings,
Inc. * 1,003 7,051
Construction Partners, Inc.,
Class A *(d) 1,808 69,517
Dycom Industries, Inc. * 1,324 112,778
EMCOR Group, Inc. 2,212 457,110
Fluor Corp. * 6,710 223,376
Granite Construction, Inc. (d) 2,321 93,954
Great Lakes Dredge & Dock
Corp. *(d) 2,536 19,273
IES Holdings, Inc. * 335 20,847
INNOVATE Corp. *(d) 3,044 3,714
Limbach Holdings, Inc. * 664 19,787
MasTec, Inc. * 2,889 171,722
MDU Resources Group, Inc. 9,198 171,175
MYR Group, Inc. * 788 91,274
Northwest Pipe Co. *(d) 343 9,350
Primoris Services Corp. 2,365 71,092
Quanta Services, Inc. (d) 6,770 1,131,402
Southland Holdings, Inc. * 22 139
Sterling Infrastructure, Inc. * 1,413 102,937
Tutor Perini Corp. * 1,600 11,536
Valmont Industries, Inc. 946 186,277
WillScot Mobile Mini Holdings
Corp. * 9,026 355,715
4,599,312
Construction Materials 0.2%
CRH plc 38,550 2,065,123
Eagle Materials, Inc. 1,700 261,647
Knife River Corp. *(d) 2,436 122,580
Martin Marietta Materials, Inc. 2,853 1,166,706
Summit Materials, Inc.,
Class A * 5,631 185,260
United States Lime &
Minerals, Inc. 81 16,037
Vulcan Materials Co. 4,782 939,615
4,756,968

84 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Consumer Finance 0.3%
Ally Financial, Inc. 13,632 329,758
American Express Co. 28,186 4,116,002
Atlanticus Holdings Corp. * 184 5,384
Bread Financial Holdings, Inc. 2,574 69,575
Capital One Financial Corp. 17,886 1,811,673
Credit Acceptance Corp. * 336 135,217
Discover Financial Services 13,177 1,081,568
Encore Capital Group, Inc. *(d) 1,540 58,027
Enova International, Inc. * 1,881 75,014
EZCORP, Inc., Class A *(d) 300 2,460
FirstCash Holdings, Inc. 2,001 217,949
Green Dot Corp., Class A * 510 5,702
LendingClub Corp. * 6,476 33,610
LendingTree, Inc. * 779 10,306
Moneylion, Inc. * 20 385
Navient Corp. 5,881 93,567
Nelnet, Inc., Class A 938 79,552
NerdWallet, Inc., Class A *(d) 3,935 42,419
OneMain Holdings, Inc. 5,979 214,826
Oportun Financial Corp. * 133 778
PRA Group, Inc. * 886 10,907
PROG Holdings, Inc. * 2,257 61,819
Regional Management Corp. 400 9,944
SLM Corp. 12,452 161,876
SoFi Technologies, Inc. *(d) 43,191 326,092
Synchrony Financial 21,305 597,605
Upstart Holdings, Inc. *(d) 3,441 82,687
World Acceptance Corp. *(d) 213 21,006
9,655,708
Consumer Staples Distribution & Retail 1.0%
Albertsons Cos., Inc., Class A 17,549 380,813
Andersons, Inc. (The) 1,815 90,986
BJ's Wholesale Club Holdings,
Inc. *(d) 7,496 510,628
Casey's General Stores, Inc. 1,306 355,114
Chefs' Warehouse, Inc. (The) * 1,646 31,323
Costco Wholesale Corp. 20,959 11,578,590
Dollar General Corp. 9,999 1,190,281
Dollar Tree, Inc. * 9,844 1,093,570
Grocery Outlet Holding Corp. * 4,551 125,926
HF Foods Group, Inc. * 1,496 6,044
Ingles Markets, Inc., Class A 674 54,068
Kroger Co. (The) 21,434 972,461
Natural Grocers by Vitamin
Cottage, Inc. 353 4,437
Performance Food Group
Co. * 6,534 377,404
PriceSmart, Inc. 1,276 79,737
Rite Aid Corp. * 323 65
SpartanNash Co. 1,369 30,789
Sprouts Farmers Market,
Inc. *(d) 6,670 280,273
Sysco Corp. 18,888 1,255,863
Target Corp. 21,398 2,370,684
United Natural Foods, Inc. * 2,527 36,844
US Foods Holding Corp. * 6,672 259,808
Village Super Market, Inc.,
Class A 257 6,289
Walgreens Boots Alliance, Inc. 39,452 831,648
Walmart, Inc. 66,448 10,858,268
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Weis Markets, Inc. (d) 630 41,013
32,822,926
Containers & Packaging 0.2%
Amcor plc 70,244 624,469
AptarGroup, Inc. 3,183 389,185
Ardagh Group SA,
Class A *^∞(d) 742 3,639
Ardagh Metal Packaging
SA (d) 9,277 31,264
Avery Dennison Corp. 3,635 632,744
Ball Corp. (d) 14,531 699,668
Berry Global Group, Inc. (d) 5,414 297,770
Crown Holdings, Inc. (d) 5,045 406,627
Graphic Packaging Holding
Co. 13,816 297,182
Greif, Inc., Class A 1,154 73,420
International Paper Co. 16,539 557,861
Myers Industries, Inc. 1,478 24,786
O-I Glass, Inc. * 7,171 110,792
Packaging Corp. of America 4,007 613,271
Pactiv Evergreen, Inc. (d) 2,147 18,507
Ranpak Holdings Corp.,
Class A * 2,554 8,071
Sealed Air Corp. (d) 6,681 205,708
Silgan Holdings, Inc. (d) 3,677 147,301
Sonoco Products Co. 4,467 231,435
TriMas Corp. (d) 2,473 59,871
Westrock Co. 11,959 429,687
5,863,258
Distributors 0.1%
Genuine Parts Co. 7,642 984,748
GigaCloud Technology, Inc.,
Class A * 34 322
LKQ Corp. 12,618 554,183
Pool Corp. (d) 1,776 560,807
Weyco Group, Inc. 30 868
2,100,928
Diversified Consumer Services 0.1%
2U, Inc. * 4,252 9,014
ADT, Inc. (d) 10,290 58,241
Adtalem Global Education,
Inc. *(d) 1,735 89,873
American Public Education,
Inc. * 101 421
Bright Horizons Family
Solutions, Inc. * 2,724 201,739
Carriage Services, Inc.,
Class A 696 15,034
Chegg, Inc. * 5,219 39,299
Coursera, Inc. * 6,149 106,624
Duolingo, Inc., Class A *(d) 1,350 197,168
European Wax Center, Inc.,
Class A *(d) 1,322 19,526
Frontdoor, Inc. * 3,876 112,133
Graham Holdings Co., Class B 218 126,161
Grand Canyon Education,
Inc. * 1,579 186,843
H&R Block, Inc. 9,229 378,850
Laureate Education, Inc. 7,136 100,903

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 85
Common Stocks
Shares Value ($)
Diversified Consumer Services
Lincoln Educational Services
Corp. * 1,731 14,800
Mister Car Wash, Inc. *(d) 5,506 28,631
Nerdy, Inc. *(d) 410 1,263
OneSpaWorld Holdings Ltd. * 3,992 41,836
Perdoceo Education Corp. 2,635 47,667
Rover Group, Inc., Class A *(d) 621 4,005
Service Corp. International 7,075 385,022
Strategic Education, Inc. 1,135 93,422
Stride, Inc. *(d) 1,581 86,923
SunCar Technology Group,
Inc., Class A * 78 501
Udemy, Inc. *(d) 4,925 43,980
Universal Technical Institute,
Inc. * 194 1,694
WW International, Inc. * 1,762 13,779
2,405,352
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. 5,766 91,103
Alpine Income Property Trust,
Inc. 864 13,306
American Assets Trust, Inc. 1,994 35,393
Armada Hoffler Properties,
Inc. 3,133 31,205
Belpointe Prep LLC * 20 1,378
Broadstone Net Lease, Inc. 8,243 116,638
CTO Realty Growth, Inc. 784 12,693
Empire State Realty Trust,
Inc., Class A 4,996 40,418
Essential Properties Realty
Trust, Inc. 6,357 139,536
Gladstone Commercial Corp. 1,301 15,547
Global Net Lease, Inc. 7,891 62,654
One Liberty Properties, Inc. 697 12,825
Star Holdings *(d) 683 7,820
WP Carey, Inc. 9,884 530,277
1,110,793
Diversified Telecommunication Services 0.4%
Anterix, Inc. * 970 29,575
AST SpaceMobile, Inc.,
Class A *(d) 4,486 14,849
AT&T, Inc. 338,264 5,209,266
ATN International, Inc. 441 13,649
Bandwidth, Inc., Class A * 775 8,223
Charge Enterprises, Inc. *(d) 9,738 2,777
Cogent Communications
Holdings, Inc. (d) 1,862 120,993
Consolidated Communications
Holdings, Inc. * 2,913 12,147
EchoStar Corp., Class A * 1,126 15,606
Frontier Communications
Parent, Inc. *(d) 11,085 198,643
Globalstar, Inc. *(d) 27,951 39,411
IDT Corp., Class B * 1,551 43,506
Iridium Communications, Inc. 5,715 211,741
Liberty Latin America Ltd.,
Class A * 9,946 67,996
Lumen Technologies, Inc. *(d) 41,090 59,991
Ooma, Inc. * 768 8,379
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. 198,367 6,968,633
13,025,385
Electric Utilities 0.9%
ALLETE, Inc. 2,653 142,042
Alliant Energy Corp. (d) 11,917 581,430
American Electric Power Co.,
Inc. 23,992 1,812,356
Avangrid, Inc. (d) 3,511 104,873
Constellation Energy Corp. (d) 15,111 1,706,334
Duke Energy Corp. 37,215 3,308,041
Edison International 17,394 1,096,866
Entergy Corp. 9,603 917,951
Evergy, Inc. (d) 10,622 521,965
Eversource Energy 16,485 886,728
Exelon Corp. 48,153 1,875,078
FirstEnergy Corp. 25,880 921,328
Genie Energy Ltd., Class B 1,433 28,431
Hawaiian Electric Industries,
Inc. 5,221 67,768
IDACORP, Inc. 2,249 213,003
MGE Energy, Inc. (d) 1,813 129,865
NextEra Energy, Inc. 94,804 5,527,073
NRG Energy, Inc. (d) 10,828 458,891
OGE Energy Corp. (d) 9,506 325,105
Otter Tail Corp. 1,906 146,648
PG&E Corp. * 88,487 1,442,338
Pinnacle West Capital Corp. 5,287 392,190
PNM Resources, Inc. 3,553 150,150
Portland General Electric Co. 4,240 169,685
PPL Corp. 35,410 870,024
Southern Co. (The) 51,224 3,447,375
Xcel Energy, Inc. 26,123 1,548,310
28,791,848
Electrical Equipment 0.6%
Acuity Brands, Inc. 1,505 243,765
Allient, Inc. 495 13,662
American Superconductor
Corp. * 170 1,065
AMETEK, Inc. 10,958 1,542,558
Amprius Technologies, Inc. * 61 178
Array Technologies, Inc. *(d) 6,925 120,010
Atkore, Inc. *(d) 1,819 226,065
Babcock & Wilcox Enterprises,
Inc. * 513 1,349
Blink Charging Co. *(d) 1,451 3,453
Bloom Energy Corp.,
Class A *(d) 8,955 93,132
ChargePoint Holdings,
Inc. *(d) 13,048 33,142
Eaton Corp. plc 19,374 4,028,048
Emerson Electric Co. 28,672 2,550,948
Encore Wire Corp. (d) 704 125,896
Energy Vault Holdings,
Inc. *(d) 400 804
EnerSys 1,934 165,512
Enovix Corp. *(d) 6,355 56,623
Eos Energy Enterprises,
Inc. *(d) 7,898 13,901
ESS Tech, Inc. * 309 371

86 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electrical Equipment
Fluence Energy, Inc.,
Class A *(d) 991 17,164
FREYR Battery SA *(d) 686 2,202
FTC Solar, Inc. *(d) 258 276
FuelCell Energy, Inc. *(d) 19,053 20,768
Fuji Electric Co. Ltd. 110,100 4,191,231
Generac Holdings, Inc. * 2,876 241,785
GrafTech International Ltd. (d) 11,604 40,034
Hubbell, Inc., Class B 2,222 600,162
LSI Industries, Inc. 1,882 28,004
Net Power, Inc. * 67 886
NEXTracker, Inc., Class A *(d) 1,915 66,565
Nidec Corp. 7,000 256,167
NuScale Power Corp.,
Class A *(d) 172 581
nVent Electric plc 7,921 381,238
Plug Power, Inc. *(d) 24,649 145,183
Powell Industries, Inc. 380 29,127
Preformed Line Products Co. 114 15,430
Regal Rexnord Corp. 3,072 363,756
Rockwell Automation, Inc. 5,446 1,431,263
Sensata Technologies Holding
plc (d) 4,349 138,646
SES AI Corp. *(d) 9,073 16,422
Shoals Technologies Group,
Inc., Class A *(d) 7,953 122,158
SKYX Platforms Corp. *(d) 4,062 6,459
Stem, Inc. *(d) 8,398 28,385
SunPower Corp. *(d) 4,463 19,057
Sunrun, Inc. *(d) 9,879 95,332
Thermon Group Holdings,
Inc. * 1,345 35,898
Tigo Energy, Inc. * 134 352
TPI Composites, Inc. * 1,257 2,904
Vertiv Holdings Co.,
Class A (d) 15,140 594,548
Vicor Corp. *(d) 677 26,227
18,138,692
Electronic Equipment, Instruments & Components 0.6%
908 Devices, Inc. *(d) 413 2,449
Advanced Energy Industries,
Inc. (d) 1,751 152,792
Aeva Technologies, Inc. *(d) 4,269 2,126
Akoustis Technologies,
Inc. *(d) 1,177 597
Amphenol Corp., Class A 27,428 2,209,325
Arlo Technologies, Inc. * 3,041 25,818
Arrow Electronics, Inc. * 2,621 297,248
Avnet, Inc. 3,920 181,614
Badger Meter, Inc. 1,358 188,151
Bel Fuse, Inc., Class B 755 40,906
Belden, Inc. (d) 1,931 136,908
Benchmark Electronics, Inc. 1,184 28,665
CDW Corp. 6,178 1,238,071
Climb Global Solutions,
Inc. (d) 276 12,277
Cognex Corp. 8,186 294,614
Coherent Corp. * 5,524 163,508
Corning, Inc. 40,567 1,085,573
Crane NXT Co. (d) 2,265 117,780
CTS Corp. 1,352 50,578
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Daktronics, Inc. * 2,812 27,051
ePlus, Inc. * 1,050 65,625
Evolv Technologies Holdings,
Inc. *(d) 454 1,930
Fabrinet * 1,701 263,655
FARO Technologies, Inc. * 704 9,061
Flex Ltd. * 2,620 67,386
Focus Universal, Inc. *(d) 158 281
Hamamatsu Photonics KK 41,300 1,528,325
Ibiden Co. Ltd. 37,700 1,605,642
Identiv, Inc. * 131 798
Insight Enterprises, Inc. * 1,335 191,306
IPG Photonics Corp. * 1,424 122,322
Iteris, Inc. * 2,832 12,517
Itron, Inc. * 2,148 123,037
Jabil, Inc. (d) 6,043 742,080
Keyence Corp. 7,700 2,980,685
Keysight Technologies, Inc. * 8,373 1,021,925
Kimball Electronics, Inc. * 977 25,597
Knowles Corp. * 4,745 61,638
Lightwave Logic, Inc. * 3,457 15,660
Littelfuse, Inc. 1,141 247,221
Luna Innovations, Inc. *(d) 2,321 13,183
Methode Electronics, Inc. (d) 1,582 36,180
MicroVision, Inc. *(d) 5,582 10,550
Mirion Technologies, Inc.,
Class A *(d) 7,921 54,893
Napco Security Technologies,
Inc. 1,668 30,641
nLight, Inc. * 1,412 11,762
Novanta, Inc. * 1,665 219,880
OSI Systems, Inc. * 769 80,184
Ouster, Inc. * 119 455
PAR Technology Corp. *(d) 1,220 35,612
PC Connection, Inc. 454 24,325
Plexus Corp. *(d) 1,278 125,653
Richardson Electronics Ltd. (d) 794 9,107
Rogers Corp. * 817 100,401
Sanmina Corp. * 2,581 131,295
ScanSource, Inc. * 686 20,854
SmartRent, Inc., Class A *(d) 11,065 26,667
TD SYNNEX Corp. 1,827 167,499
Teledyne Technologies, Inc. * 2,147 804,245
Trimble, Inc. * 11,640 548,593
TTM Technologies, Inc. * 6,279 72,146
Vishay Intertechnology, Inc. (d) 5,847 130,037
Vishay Precision Group, Inc. * 472 14,122
Vontier Corp. 7,022 207,570
Vuzix Corp. *(d) 2,277 7,400
Zebra Technologies Corp.,
Class A * 2,420 506,821
18,732,817
Energy Equipment & Services 0.3%
Archrock, Inc. 6,556 83,065
Atlas Energy Solutions, Inc. (d) 1,183 21,542
Baker Hughes Co., Class A 50,477 1,737,418
Borr Drilling Ltd. * 9,360 57,377
Bristow Group, Inc., Class A * 379 9,907
Cactus, Inc., Class A (d) 2,797 131,291
ChampionX Corp. (d) 9,220 283,976
Core Laboratories, Inc. (d) 1,890 40,484

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 87
Common Stocks
Shares Value ($)
Energy Equipment & Services
Diamond Offshore Drilling,
Inc. * 5,338 66,245
DMC Global, Inc. * 609 11,541
Dril-Quip, Inc. * 1,937 41,955
Expro Group Holdings NV * 3,788 59,661
Forum Energy Technologies,
Inc. *(d) 650 14,151
Halliburton Co. 41,496 1,632,453
Helix Energy Solutions Group,
Inc. *(d) 7,101 69,590
Helmerich & Payne, Inc. (d) 4,731 187,206
KLX Energy Services
Holdings, Inc. * 840 8,635
Kodiak Gas Services, Inc. * 19 327
Liberty Energy, Inc.,
Class A (d) 7,326 144,322
Mammoth Energy Services,
Inc. * 1,545 6,257
Nabors Industries Ltd. *(d) 514 50,187
Newpark Resources, Inc. * 3,262 22,573
Nine Energy Service, Inc. *(d) 96 338
Noble Corp. plc 5,036 235,131
NOV, Inc. (d) 18,680 372,853
Oceaneering International,
Inc. * 4,683 102,979
Oil States International, Inc. * 2,269 16,473
Patterson-UTI Energy, Inc. 16,235 206,184
ProFrac Holding Corp.,
Class A *(d) 142 1,338
ProPetro Holding Corp. * 3,483 36,502
Ranger Energy Services, Inc.,
Class A 1,058 12,283
RPC, Inc. 4,382 36,458
Schlumberger NV 67,546 3,759,610
SEACOR Marine Holdings,
Inc. * 1,730 23,978
Seadrill Ltd. * 2,002 79,119
Select Water Solutions, Inc.,
Class A 2,606 19,389
Solaris Oilfield Infrastructure,
Inc., Class A 1,155 10,672
TechnipFMC plc 20,949 450,822
TETRA Technologies, Inc. * 5,410 25,643
Tidewater, Inc. * 2,239 153,036
US Silica Holdings, Inc. * 3,663 44,212
Valaris Ltd. * 2,955 195,148
Weatherford International
plc *(d) 2,901 270,054
10,732,385
Entertainment 0.9%
AMC Entertainment Holdings,
Inc., Class A * 5,085 54,308
Atlanta Braves Holdings, Inc.,
Class A * 1,857 65,566
Capcom Co. Ltd. 111,300 3,563,928
Cinemark Holdings, Inc. * 4,345 71,649
Electronic Arts, Inc. 13,291 1,645,293
Endeavor Group Holdings,
Inc., Class A 455 10,356
IMAX Corp. * 1,997 36,365
Common Stocks
Shares Value ($)
Entertainment
Liberty Media Corp-Liberty
Formula One, Class A * 9,387 603,404
Liberty Media Corp-Liberty
Live, Class A * 2,938 93,017
Lions Gate Entertainment
Corp., Class A * 9,252 69,914
Live Nation Entertainment,
Inc. * 7,300 584,146
Loop Media, Inc. *(d) 2,417 723
Madison Square Garden
Entertainment Corp.,
Class A * 1,869 56,967
Madison Square Garden
Sports Corp. * 705 118,539
Marcus Corp. (The) (d) 1,473 22,890
Netflix, Inc. * 20,470 8,427,294
Playstudios, Inc. *(d) 3,546 10,035
Playtika Holding Corp. *(d) 550 4,620
Reservoir Media, Inc. * 204 1,149
ROBLOX Corp., Class A *(d) 20,993 667,787
Roku, Inc., Class A *(d) 5,823 346,876
Skillz, Inc., Class A * 78 399
Sphere Entertainment Co. * 889 29,257
Spotify Technology SA * 6,569 1,082,309
Take-Two Interactive
Software, Inc. * 7,793 1,042,345
TKO Group Holdings, Inc. 2,059 168,797
Vivid Seats, Inc., Class A * 183 1,076
Walt Disney Co. (The) * 86,408 7,050,029
Warner Bros Discovery, Inc. * 100,899 1,002,936
Warner Music Group Corp.,
Class A 741 23,193
26,855,167
Financial Services 2.6%
Acacia Research Corp. * 3,101 11,133
Affirm Holdings, Inc.,
Class A *(d) 10,125 178,301
Alerus Financial Corp. (d) 522 9,036
A-Mark Precious Metals, Inc. 120 3,250
Apollo Global Management,
Inc. (d) 24,274 1,879,779
AvidXchange Holdings,
Inc. *(d) 6,807 58,813
Banco Latinoamericano de
Comercio Exterior SA,
Class E 2,611 58,956
Berkshire Hathaway, Inc.,
Class B * 82,919 28,302,742
Block, Inc., Class A * 24,971 1,005,083
Cannae Holdings, Inc. *(d) 3,382 55,296
Cantaloupe, Inc. * 3,112 20,477
Cass Information Systems,
Inc. (d) 558 21,098
Compass Diversified Holdings 2,636 45,286
Corebridge Financial, Inc. 997 19,940
Enact Holdings, Inc. 181 4,988
Equitable Holdings, Inc. 18,917 502,625
Essent Group Ltd. 5,131 242,388
Euronet Worldwide, Inc. *(d) 2,213 170,047
EVERTEC, Inc. (d) 3,165 100,584

88 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Financial Services
Federal Agricultural Mortgage
Corp., Class C 747 110,974
Fidelity National Information
Services, Inc. 27,983 1,374,245
Finance of America Cos., Inc.,
Class A *(d) 4,182 4,349
Fiserv, Inc. * 29,438 3,348,573
FleetCor Technologies,
Inc. *(d) 3,375 759,949
Flywire Corp. * 4,045 108,770
Global Payments, Inc. 12,027 1,277,508
I3 Verticals, Inc., Class A *(d) 638 11,963
International Money Express,
Inc. *(d) 1,053 16,806
Jack Henry & Associates,
Inc. (d) 3,446 485,852
Jackson Financial, Inc.,
Class A 4,328 158,881
Marqeta, Inc., Class A * 22,390 115,756
Mastercard, Inc., Class A 39,067 14,702,865
Merchants Bancorp 521 15,573
MGIC Investment Corp. 14,131 237,966
Mr. Cooper Group, Inc. * 3,621 204,695
NCR Atleos Corp. * 2,834 62,518
NewtekOne, Inc. (d) 1,682 23,329
NMI Holdings, Inc., Class A * 3,949 108,005
Ocwen Financial Corp. * 426 10,241
ORIX Corp. 251,300 4,564,775
Pagseguro Digital Ltd.,
Class A * 7,926 55,958
Paymentus Holdings, Inc.,
Class A * 94 1,369
Payoneer Global, Inc. * 9,789 56,678
PayPal Holdings, Inc. * 52,248 2,706,446
Paysafe Ltd. *(d) 2,438 23,697
Paysign, Inc. *(d) 2,165 3,984
PennyMac Financial Services,
Inc. (d) 1,301 87,427
Priority Technology Holdings,
Inc. * 503 1,886
Radian Group, Inc. 8,842 224,056
Remitly Global, Inc. *(d) 4,116 110,844
Repay Holdings Corp.,
Class A * 3,265 19,557
Rocket Cos., Inc., Class A *(d) 4,352 32,161
Security National Financial
Corp., Class A * 828 5,722
Shift4 Payments, Inc.,
Class A *(d) 2,507 111,612
StoneCo Ltd., Class A * 11,751 116,511
TFS Financial Corp. (d) 2,540 30,124
Toast, Inc., Class A *(d) 16,776 268,248
UWM Holdings Corp.,
Class A (d) 5,305 25,729
Velocity Financial, Inc. * 116 1,340
Visa, Inc., Class A (d) 76,011 17,870,186
Voya Financial, Inc. 5,433 362,761
Walker & Dunlop, Inc. (d) 1,611 104,393
Waterstone Financial, Inc. 1,474 15,919
Western Union Co. (The) 16,213 183,045
Common Stocks
Shares Value ($)
Financial Services
WEX, Inc. * 2,004 333,626
83,146,694
Food Products 0.7%
Ajinomoto Co., Inc. 125,500 4,591,290
Archer-Daniels-Midland Co. 25,552 1,828,757
B&G Foods, Inc. (d) 3,981 32,127
Benson Hill, Inc. *(d) 16,823 2,591
Beyond Meat, Inc. *(d) 3,143 18,764
BRC, Inc., Class A *(d) 338 980
Bunge Ltd. (d) 5,726 606,842
Calavo Growers, Inc. (d) 654 16,572
Cal-Maine Foods, Inc. (d) 1,641 74,354
Campbell Soup Co. 9,001 363,730
Conagra Brands, Inc. 26,411 722,605
Darling Ingredients, Inc. *(d) 7,384 327,037
Dole plc (d) 2,255 25,752
Flowers Foods, Inc. 8,703 190,857
Fresh Del Monte Produce, Inc. 1,755 43,875
Freshpet, Inc. *(d) 2,127 122,090
General Mills, Inc. 30,384 1,982,252
Hain Celestial Group, Inc.
(The) * 3,381 37,360
Hershey Co. (The) 6,931 1,298,523
Hormel Foods Corp. 13,662 444,698
Hostess Brands, Inc.,
Class A * 5,904 197,194
Ingredion, Inc. 2,649 247,893
J & J Snack Foods Corp. 725 113,542
J M Smucker Co. (The) 4,863 553,604
John B Sanfilippo & Son, Inc. 649 66,367
Kellogg Co. 11,769 593,981
Kraft Heinz Co. (The) 36,967 1,162,982
Lamb Weston Holdings, Inc. 8,572 769,766
Lancaster Colony Corp. 921 155,806
Lifecore Biomedical, Inc. *(d) 177 1,243
Limoneira Co. 1,260 18,005
McCormick & Co., Inc.
(Non-Voting) 15,416 985,082
Mission Produce, Inc. * 1,835 17,267
Mondelez International, Inc.,
Class A 65,473 4,334,967
Pilgrim's Pride Corp. * 238 6,069
Post Holdings, Inc. *(d) 302 24,245
Seaboard Corp. 3 10,521
Seneca Foods Corp., Class A * 236 12,897
Simply Good Foods Co.
(The) *(d) 4,197 156,506
Sovos Brands, Inc. * 1,901 41,271
SunOpta, Inc. * 7,100 27,264
Tootsie Roll Industries, Inc. (d) 89 2,769
TreeHouse Foods, Inc. * 2,467 102,849
Tyson Foods, Inc., Class A 13,095 606,953
Utz Brands, Inc. (d) 3,213 39,166
Vital Farms, Inc. * 153 1,692
Westrock Coffee Co. *(d) 2,081 17,147
Whole Earth Brands, Inc. * 176 623
WK Kellogg Co. *(d) 2,941 29,469
23,028,196
Gas Utilities 0.1%
Atmos Energy Corp. (d) 6,897 742,531

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 89
Common Stocks
Shares Value ($)
Gas Utilities
Brookfield Infrastructure Corp.,
Class A 4,123 106,208
Chesapeake Utilities Corp. (d) 268 23,747
National Fuel Gas Co. (d) 4,043 205,991
New Jersey Resources Corp. 4,369 177,294
Northwest Natural Holding Co. 1,962 72,025
ONE Gas, Inc. (d) 2,488 150,275
RGC Resources, Inc. 531 8,305
Southwest Gas Holdings, Inc. 2,901 170,028
Spire, Inc. (d) 2,198 122,275
Star Group LP 174 2,046
UGI Corp. 9,647 200,658
1,981,383
Ground Transportation 0.6%
ArcBest Corp. 1,153 125,539
Avis Budget Group, Inc. *(d) 951 154,823
Covenant Logistics Group,
Inc., Class A 419 16,544
CSX Corp. 95,698 2,856,585
Daseke, Inc. * 1,526 6,775
FTAI Infrastructure, Inc. (d) 7,144 21,861
Heartland Express, Inc. 1,915 22,329
Hertz Global Holdings,
Inc. *(d) 5,883 49,594
JB Hunt Transport Services,
Inc. 3,906 671,324
Knight-Swift Transportation
Holdings, Inc., Class A 7,196 351,812
Landstar System, Inc. 1,700 280,126
Lyft, Inc., Class A *(d) 14,639 134,240
Marten Transport Ltd. (d) 2,959 52,019
Norfolk Southern Corp. 11,208 2,138,374
Old Dominion Freight Line,
Inc. 4,569 1,720,959
PAM Transportation Services,
Inc. * 35 604
RXO, Inc. *(d) 5,434 95,149
Ryder System, Inc. 3,927 383,040
Saia, Inc. * 1,257 450,622
Schneider National, Inc.,
Class B 2,126 53,852
TuSimple Holdings, Inc.,
Class A * 7,387 7,904
Uber Technologies, Inc. * 92,170 3,989,118
U-Haul Holding Co. *(d) 494 24,265
U-Haul Holding Co.
(Non-Voting) 3,828 180,720
Union Pacific Corp. 28,447 5,905,882
Universal Logistics Holdings,
Inc. 276 6,177
Werner Enterprises, Inc. 2,676 97,192
XPO, Inc. *(d) 5,397 409,147
20,206,576
Health Care Equipment & Supplies 1.8%
Abbott Laboratories 83,260 7,872,233
Accuray, Inc. *(d) 6,718 17,736
Align Technology, Inc. * 3,473 641,081
Alphatec Holdings, Inc. * 3,559 32,672
AngioDynamics, Inc. * 1,468 9,102
Apyx Medical Corp. * 180 412
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Artivion, Inc. *(d) 1,431 18,231
Asahi Intecc Co. Ltd. 139,700 2,338,750
AtriCure, Inc. * 2,252 78,009
Atrion Corp. 27 9,233
Avanos Medical, Inc. * 2,092 38,409
Axogen, Inc. * 1,385 5,208
Axonics, Inc. * 2,240 114,710
Baxter International, Inc. 23,797 771,737
Becton Dickinson & Co. 13,602 3,438,314
Beyond Air, Inc. *(d) 1,699 3,959
Boston Scientific Corp. * 67,248 3,442,425
Butterfly Network, Inc. * 6,250 5,293
Cerus Corp. * 15,213 21,298
ClearPoint Neuro, Inc. * 1,649 9,069
CONMED Corp. (d) 1,375 134,007
Cooper Cos., Inc. (The) 2,297 716,090
Cutera, Inc. *(d) 680 2,115
CVRx, Inc. * 792 10,597
Dentsply Sirona, Inc. 10,052 305,681
Dexcom, Inc. *(d) 18,206 1,617,239
Edwards Lifesciences Corp. * 27,931 1,779,763
Embecta Corp. 2,608 39,433
Enovis Corp. *(d) 2,560 117,504
Envista Holdings Corp. *(d) 7,678 178,667
GE HealthCare Technologies,
Inc. (d) 18,227 1,213,371
Glaukos Corp. *(d) 2,190 149,358
Globus Medical, Inc., Class A * 5,728 261,827
Haemonetics Corp. *(d) 2,323 197,989
Hologic, Inc. * 13,846 916,190
Hoya Corp. 13,500 1,298,653
ICU Medical, Inc. *(d) 902 88,450
IDEXX Laboratories, Inc. * 3,810 1,521,981
Inari Medical, Inc. * 2,352 142,790
Inmode Ltd. * 3,118 59,554
Inogen, Inc. * 3,256 14,554
Inspire Medical Systems, Inc. * 1,339 197,047
Insulet Corp. * 3,242 429,792
Integer Holdings Corp. *(d) 1,505 122,161
Integra LifeSciences Holdings
Corp. *(d) 3,317 119,279
Intuitive Surgical, Inc. * 16,349 4,287,035
iRadimed Corp. 212 8,637
iRhythm Technologies,
Inc. *(d) 1,429 112,205
KORU Medical Systems,
Inc. *(d) 2,317 5,260
Lantheus Holdings, Inc. *(d) 3,140 202,844
LeMaitre Vascular, Inc. (d) 963 46,783
LivaNova plc * 2,278 111,736
Masimo Corp. * 2,215 179,703
Medtronic plc 66,133 4,666,344
Merit Medical Systems, Inc. * 2,624 180,374
Nano-X Imaging Ltd. *(d) 1,645 8,307
Neogen Corp. *(d) 10,026 149,287
Nevro Corp. * 1,671 24,113
Novocure Ltd. * 4,896 65,117
Olympus Corp. 236,000 3,163,145
Omnicell, Inc. * 2,073 73,674
OraSure Technologies, Inc. * 2,508 12,941
Orchestra BioMed Holdings,
Inc. *(d) 123 577

90 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Orthofix Medical, Inc. *(d) 1,114 12,299
OrthoPediatrics Corp. *(d) 496 12,132
Outset Medical, Inc. * 2,985 10,567
Paragon 28, Inc. * 3,346 28,876
Penumbra, Inc. * 1,701 325,146
PROCEPT BioRobotics
Corp. *(d) 1,851 49,588
Pulmonx Corp. *(d) 1,063 9,344
Pulse Biosciences, Inc. *(d) 1,071 4,841
QuidelOrtho Corp. *(d) 2,318 141,583
ResMed, Inc. 6,813 962,132
RxSight, Inc. * 154 3,410
Sanara Medtech, Inc. *(d) 271 7,450
Semler Scientific, Inc. * 364 10,618
Senseonics Holdings, Inc. *(d) 2,465 1,218
Shockwave Medical, Inc. * 1,690 348,579
SI-BONE, Inc. * 1,200 20,412
Sight Sciences, Inc. * 169 268
Silk Road Medical, Inc. * 847 6,361
STAAR Surgical Co. * 2,265 94,722
Stereotaxis, Inc. *(d) 407 615
STERIS plc 4,670 980,607
Stryker Corp. 16,369 4,423,231
Surmodics, Inc. * 538 15,849
Tactile Systems Technology,
Inc. * 722 7,884
Tandem Diabetes Care,
Inc. *(d) 3,071 53,128
Tela Bio, Inc. * 1,052 6,144
Teleflex, Inc. 2,210 408,297
Terumo Corp. 91,400 2,491,675
TransMedics Group, Inc. *(d) 1,467 54,983
Treace Medical Concepts,
Inc. * 1,959 19,649
UFP Technologies, Inc. * 298 46,464
Utah Medical Products, Inc. 151 12,008
Varex Imaging Corp. *(d) 1,506 27,183
Vicarious Surgical, Inc.,
Class A * 434 179
Zimmer Biomet Holdings, Inc. 9,922 1,035,956
Zimvie, Inc. * 149 1,052
Zomedica Corp. * 5,752 966
Zynex, Inc. *(d) 794 7,051
55,442,522
Health Care Providers & Services 1.8%
23andMe Holding Co.,
Class A *(d) 17,520 14,841
Acadia Healthcare Co., Inc. * 4,231 311,021
Accolade, Inc. * 3,169 20,598
AdaptHealth Corp.,
Class A *(d) 1,463 10,724
Addus HomeCare Corp. * 754 59,491
Agiliti, Inc. *(d) 1,044 5,878
agilon health, Inc. *(d) 12,520 225,360
AirSculpt Technologies,
Inc. *(d) 69 414
Alignment Healthcare, Inc. * 6,026 41,459
Amedisys, Inc. * 1,491 136,412
AMN Healthcare Services,
Inc. * 1,843 139,810
Common Stocks
Shares Value ($)
Health Care Providers & Services
Apollo Medical Holdings,
Inc. *(d) 2,008 62,670
Aveanna Healthcare Holdings,
Inc. * 299 413
Brookdale Senior Living,
Inc. *(d) 7,565 29,579
Cano Health, Inc. *(d) 12,025 1,581
Cardinal Health, Inc. 12,958 1,179,178
CareMax, Inc. *(d) 495 990
Castle Biosciences, Inc. *(d) 888 13,871
Cencora, Inc. 8,291 1,535,079
Centene Corp. * 25,596 1,765,612
Chemed Corp. (d) 691 388,791
Cigna Group (The) 13,652 4,221,198
Clover Health Investments
Corp., Class A * 1,967 1,875
Community Health Systems,
Inc. * 7,457 15,958
CorVel Corp. *(d) 355 68,849
Cross Country Healthcare,
Inc. * 1,558 36,083
CVS Health Corp. 59,759 4,123,969
DaVita, Inc. * 2,514 194,156
DocGo, Inc. *(d) 3,276 19,459
Elevance Health, Inc. 11,266 5,070,714
Encompass Health Corp. 4,596 287,526
Enhabit, Inc. * 2,595 19,125
Ensign Group, Inc. (The) 2,416 233,386
Fulgent Genetics, Inc. *(d) 958 22,934
GeneDx Holdings Corp.,
Class A * 97 180
Guardant Health, Inc. *(d) 5,174 133,903
HCA Healthcare, Inc. 9,494 2,146,973
HealthEquity, Inc. *(d) 3,914 280,556
Henry Schein, Inc. * 6,106 396,768
Hims & Hers Health, Inc. * 6,930 41,441
Humana, Inc. 6,040 3,163,088
InfuSystem Holdings, Inc. *(d) 1,313 12,579
Innovage Holding Corp. * 110 597
Invitae Corp. *(d) 12,058 7,304
Joint Corp. (The) * 506 3,952
Laboratory Corp. of America
Holdings 4,184 835,670
LifeStance Health Group,
Inc. * 2,374 13,840
McKesson Corp. 6,026 2,743,999
ModivCare, Inc. * 845 35,693
Molina Healthcare, Inc. * 2,700 898,965
National HealthCare Corp. 496 33,411
National Research Corp. 533 22,525
NeoGenomics, Inc. *(d) 4,540 63,651
Nutex Health, Inc. * 1,956 405
OPKO Health, Inc. *(d) 13,356 16,695
Option Care Health, Inc. * 7,887 218,706
Owens & Minor, Inc. *(d) 1,959 28,072
Patterson Cos., Inc. (d) 4,170 127,018
Pediatrix Medical Group, Inc. * 4,382 50,218
Pennant Group, Inc. (The) * 1,031 11,207
PetIQ, Inc., Class A * 774 14,528
Premier, Inc., Class A 5,516 106,017
Privia Health Group, Inc. *(d) 5,104 107,286
Progyny, Inc. * 3,576 110,355

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 91
Common Stocks
Shares Value ($)
Health Care Providers & Services
Quest Diagnostics, Inc. 5,278 686,668
Quipt Home Medical Corp. * 2,675 12,653
R1 RCM, Inc. * 7,297 86,032
RadNet, Inc. *(d) 2,351 63,383
Select Medical Holdings Corp. 4,512 102,558
Surgery Partners, Inc. *(d) 3,080 71,240
Talkspace, Inc. * 673 1,198
Tenet Healthcare Corp. * 4,646 249,490
UnitedHealth Group, Inc. 44,033 23,582,313
Universal Health Services,
Inc., Class B 2,824 355,513
US Physical Therapy, Inc. (d) 581 48,868
Viemed Healthcare, Inc. * 2,263 14,280
57,158,802
Health Care REITs 0.1%
CareTrust REIT, Inc. 5,277 113,561
Community Healthcare Trust,
Inc. 1,400 40,138
Diversified Healthcare Trust 8,842 18,303
Global Medical REIT, Inc. 1,622 14,047
Healthcare Realty Trust, Inc.,
Class A 17,032 244,409
Healthpeak Properties, Inc. 26,102 405,886
LTC Properties, Inc. 2,246 70,996
Medical Properties Trust, Inc. 27,817 132,965
National Health Investors, Inc. 2,124 106,285
Omega Healthcare Investors,
Inc. 11,089 367,046
Physicians Realty Trust 10,969 119,123
Sabra Health Care REIT, Inc. 11,201 152,782
Universal Health Realty
Income Trust 498 19,143
Ventas, Inc. 18,893 802,197
Welltower, Inc. 24,215 2,024,616
4,631,497
Health Care Technology 0.1%
American Well Corp., Class A * 16,190 18,942
Certara, Inc. * 5,473 66,716
Computer Programs &
Systems, Inc. * 528 7,440
Definitive Healthcare Corp.,
Class A *(d) 2,392 13,778
Doximity, Inc., Class A * 5,134 104,888
Evolent Health, Inc.,
Class A *(d) 5,079 124,080
GoodRx Holdings, Inc.,
Class A * 390 1,923
Health Catalyst, Inc. * 3,563 26,687
HealthStream, Inc. 1,506 38,252
Multiplan Corp. *(d) 18,425 31,138
NextGen Healthcare, Inc. * 2,674 63,962
OptimizeRx Corp. * 462 3,724
Phreesia, Inc. * 3,005 41,048
Schrodinger, Inc. * 2,610 56,637
Sharecare, Inc. *(d) 6,656 6,989
Simulations Plus, Inc. 533 18,799
Tabula Rasa HealthCare, Inc. * 143 1,491
Teladoc Health, Inc. *(d) 7,610 125,869
Veeva Systems, Inc., Class A * 6,819 1,314,089
Common Stocks
Shares Value ($)
Health Care Technology
Veradigm, Inc. * 5,668 74,761
2,141,213
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. 10,037 157,380
Ashford Hospitality Trust, Inc. * 203 428
Braemar Hotels & Resorts,
Inc. 313 820
Chatham Lodging Trust 1,906 17,631
DiamondRock Hospitality Co. 10,487 81,065
Hersha Hospitality Trust,
Class A 1,297 12,866
Host Hotels & Resorts, Inc. 33,392 516,908
Park Hotels & Resorts, Inc. 10,165 117,202
Pebblebrook Hotel Trust 2,107 25,137
RLJ Lodging Trust 7,230 67,962
Ryman Hospitality Properties,
Inc. 2,562 219,307
Service Properties Trust 7,731 56,050
Summit Hotel Properties, Inc. 3,332 18,792
Sunstone Hotel Investors, Inc. 10,398 96,701
Xenia Hotels & Resorts, Inc. 5,525 64,256
1,452,505
Hotels, Restaurants & Leisure 1.4%
Accel Entertainment, Inc.,
Class A * 1,452 14,302
Airbnb, Inc., Class A * 18,805 2,224,443
Aramark 11,136 299,892
Bally's Corp. * 1,202 10,962
Biglari Holdings, Inc.,
Class B * 50 7,388
BJ's Restaurants, Inc. * 1,325 34,079
Bloomin' Brands, Inc. (d) 4,127 96,324
Bluegreen Vacations Holding
Corp. 55 1,843
Booking Holdings, Inc. * 1,726 4,814,781
Bowlero Corp., Class A * 1,039 10,483
Boyd Gaming Corp. 3,507 193,762
Brinker International, Inc. *(d) 1,813 61,497
Caesars Entertainment, Inc. * 9,586 382,386
Carnival Corp. *(d) 46,974 538,322
Carrols Restaurant Group,
Inc. *(d) 2,636 15,157
Cava Group, Inc. *(d) 1,418 44,795
Century Casinos, Inc. * 1,464 6,412
Cheesecake Factory, Inc.
(The) (d) 2,302 71,523
Chipotle Mexican Grill, Inc.,
Class A * 1,278 2,482,132
Choice Hotels International,
Inc. (d) 1,320 145,860
Churchill Downs, Inc. 3,233 355,113
Chuy's Holdings, Inc. * 716 24,101
Cracker Barrel Old Country
Store, Inc. (d) 1,085 72,001
Darden Restaurants, Inc. 6,040 879,001
Dave & Buster's
Entertainment, Inc. *(d) 1,888 65,967
Denny's Corp. * 2,123 18,300
Dine Brands Global, Inc. 794 39,136
Domino's Pizza, Inc. 1,570 532,214

92 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
DoorDash, Inc., Class A * 14,018 1,050,649
DraftKings, Inc., Class A *(d) 19,809 547,125
Dutch Bros, Inc., Class A *(d) 241 5,866
El Pollo Loco Holdings, Inc. * 665 5,553
Everi Holdings, Inc. * 3,741 40,365
Expedia Group, Inc. * 6,735 641,778
First Watch Restaurant Group,
Inc. *(d) 139 2,323
Genius Sports Ltd. *(d) 671 3,274
Global Business Travel Group
I * 3,674 18,113
Golden Entertainment, Inc. 1,268 39,764
Hilton Grand Vacations, Inc. * 3,630 130,498
Hilton Worldwide Holdings,
Inc. 12,483 1,891,549
Hyatt Hotels Corp., Class A 2,265 232,027
Inspired Entertainment, Inc. * 146 1,457
International Game
Technology plc (d) 4,462 113,424
Jack in the Box, Inc. 937 59,200
Krispy Kreme, Inc. (d) 4,385 56,698
Kura Sushi USA, Inc.,
Class A *(d) 166 9,485
Las Vegas Sands Corp. 15,046 714,083
Life Time Group Holdings,
Inc. *(d) 2,000 23,640
Light & Wonder, Inc. *(d) 4,239 309,913
Lindblad Expeditions
Holdings, Inc. * 1,037 6,450
Marriott International, Inc.,
Class A 11,805 2,225,951
Marriott Vacations Worldwide
Corp. 1,693 152,133
McDonald's Corp. 35,277 9,248,571
MGM Resorts International (d) 14,349 501,067
Monarch Casino & Resort, Inc. 735 44,240
Mondee Holdings, Inc.,
Class A *(d) 3,166 11,683
Nathan's Famous, Inc. 204 13,354
NEOGAMES SA * 78 2,012
Noodles & Co., Class A * 1,226 2,611
Norwegian Cruise Line
Holdings Ltd. *(d) 20,002 272,027
ONE Group Hospitality, Inc.
(The) * 309 1,363
Papa John's International,
Inc. (d) 1,601 104,097
Penn Entertainment, Inc. *(d) 7,052 139,136
Planet Fitness, Inc.,
Class A *(d) 3,922 216,769
PlayAGS, Inc. * 2,670 19,064
Portillo's, Inc., Class A *(d) 2,924 43,714
Potbelly Corp. * 1,730 15,224
RCI Hospitality Holdings,
Inc. (d) 411 22,404
Red Robin Gourmet Burgers,
Inc. *(d) 1,143 9,247
Red Rock Resorts, Inc.,
Class A (d) 2,072 81,948
Royal Caribbean Cruises
Ltd. *(d) 10,961 928,726
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Rush Street Interactive, Inc. * 4,084 14,580
Sabre Corp. * 16,417 57,459
SeaWorld Entertainment, Inc. * 1,692 72,891
Shake Shack, Inc.,
Class A *(d) 1,779 99,695
Six Flags Entertainment
Corp. * 3,453 68,715
Sonder Holdings, Inc. *(d) 96 724
Starbucks Corp. 53,247 4,911,503
Super Group SGHC Ltd. * 9,047 34,650
Sweetgreen, Inc., Class A * 4,188 43,262
Target Hospitality Corp. * 1,800 24,714
Texas Roadhouse, Inc.,
Class A 3,270 332,036
Travel + Leisure Co. 3,431 116,757
Vacasa, Inc., Class A * 30 229
Vail Resorts, Inc. 2,455 521,074
Wendy's Co. (The) (d) 7,608 144,704
Wingstop, Inc. 1,377 251,674
Wyndham Hotels & Resorts,
Inc. 4,054 293,510
Wynn Resorts Ltd. 4,850 425,733
Xponential Fitness, Inc.,
Class A *(d) 318 4,538
Yum! Brands, Inc. 14,273 1,725,035
42,544,234
Household Durables 0.5%
Beazer Homes USA, Inc. * 981 23,730
Cavco Industries, Inc. *(d) 429 107,040
Century Communities, Inc. 1,475 90,713
Cricut, Inc., Class A (d) 3,432 29,275
DR Horton, Inc. 13,946 1,455,962
Dream Finders Homes, Inc.,
Class A *(d) 129 2,540
Ethan Allen Interiors, Inc. (d) 939 24,658
Garmin Ltd. 7,279 746,316
GoPro, Inc., Class A *(d) 5,096 12,791
Green Brick Partners, Inc. * 1,302 50,387
Helen of Troy Ltd. *(d) 1,137 111,790
Hooker Furnishings Corp. (d) 729 12,189
Hovnanian Enterprises, Inc.,
Class A * 28 1,946
Installed Building Products,
Inc. (d) 1,085 121,162
iRobot Corp. * 1,270 41,821
KB Home 3,434 151,783
Landsea Homes Corp. *(d) 68 506
La-Z-Boy, Inc. 2,253 65,878
Legacy Housing Corp. * 338 6,256
Leggett & Platt, Inc. 6,033 141,353
Lennar Corp., Class A (d) 11,616 1,234,958
LGI Homes, Inc. * 968 91,486
Lifetime Brands, Inc. 68 363
Lovesac Co. (The) * 316 5,201
M/I Homes, Inc. * 1,383 113,503
MDC Holdings, Inc. 2,675 101,516
Meritage Homes Corp. 974 111,056
Mohawk Industries, Inc. * 2,478 199,182
Newell Brands, Inc. 18,391 123,588
NVR, Inc. * 128 692,815
PulteGroup, Inc. 9,490 698,369

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 93
Common Stocks
Shares Value ($)
Household Durables
Purple Innovation, Inc.,
Class A (d) 2,219 2,152
Skyline Champion Corp. * 2,530 148,334
Snap One Holdings Corp. * 101 757
Sonos, Inc. * 7,122 76,775
Sony Group Corp. 83,200 6,885,950
Taylor Morrison Home Corp.,
Class A * 4,766 182,633
Tempur Sealy International,
Inc. 7,772 310,336
Toll Brothers, Inc. 5,313 375,682
TopBuild Corp. * 1,483 339,251
Traeger, Inc. * 446 1,173
Tri Pointe Homes, Inc. * 4,503 112,845
Universal Electronics, Inc. * 66 518
Vizio Holding Corp., Class A * 6,211 31,614
VOXX International Corp.,
Class A *(d) 990 9,078
Whirlpool Corp. (d) 2,270 237,351
15,284,582
Household Products 0.9%
Central Garden & Pet Co. * 2,480 99,444
Church & Dwight Co., Inc. 12,500 1,136,750
Clorox Co. (The) 5,575 656,177
Colgate-Palmolive Co. 40,068 3,009,908
Energizer Holdings, Inc. 3,233 102,098
Kimberly-Clark Corp. 17,198 2,057,569
Oil-Dri Corp. of America 354 20,277
Procter & Gamble Co. (The) 111,899 16,788,207
Reynolds Consumer Products,
Inc. 1,677 42,646
Spectrum Brands Holdings,
Inc. 1,846 139,041
Unicharm Corp. 111,900 3,792,967
WD-40 Co. (d) 638 134,873
27,979,957
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 31,219 465,163
Altus Power, Inc., Class A *(d) 2,475 13,142
Brookfield Renewable Corp.,
Class A 6,287 143,092
Clearway Energy, Inc., Class A 4,809 102,581
Montauk Renewables, Inc. * 919 9,245
NextEra Energy Partners LP 548 14,834
Ormat Technologies, Inc. (d) 2,500 153,850
Spruce Power Holding Corp. * 82 305
Sunnova Energy International,
Inc. *(d) 5,458 49,832
Vistra Corp. 18,161 594,228
1,546,272
Industrial Conglomerates 0.5%
3M Co. 25,656 2,333,413
General Electric Co. 50,776 5,515,797
Hitachi Ltd. 48,000 3,050,221
Honeywell International, Inc. 31,097 5,698,836
16,598,267
Common Stocks
Shares Value ($)
Industrial REITs 0.2%
Americold Realty Trust, Inc. 12,615 330,765
EastGroup Properties, Inc. 1,962 320,297
First Industrial Realty Trust,
Inc. 5,633 238,276
Industrial Logistics Properties
Trust 346 865
Innovative Industrial
Properties, Inc. 1,209 86,842
LXP Industrial Trust 13,611 107,663
Plymouth Industrial REIT, Inc. 2,885 57,527
Prologis, Inc. 45,813 4,615,660
Rexford Industrial Realty, Inc. 9,089 393,008
STAG Industrial, Inc. 8,150 270,743
Terreno Realty Corp. 3,485 185,681
6,607,327
Insurance 1.6%
Aflac, Inc. (d) 30,521 2,383,995
Allstate Corp. (The) 12,735 1,631,736
Ambac Financial Group, Inc. * 1,810 21,955
American Coastal Insurance
Corp. * 1,415 10,598
American Equity Investment
Life Holding Co. 3,665 194,098
American Financial Group,
Inc. 3,463 378,714
American International Group,
Inc. 34,659 2,124,943
AMERISAFE, Inc. 1,779 90,676
Aon plc, Class A 9,399 2,908,051
Arch Capital Group Ltd. * 16,981 1,471,913
Argo Group International
Holdings Ltd. 2,062 61,530
Arthur J Gallagher & Co. 10,065 2,370,207
Assurant, Inc. 2,492 371,059
Assured Guaranty Ltd. 2,744 171,226
Axis Capital Holdings Ltd. 3,610 206,131
Bright Health Group, Inc. * 16 116
Brighthouse Financial, Inc. * 3,440 155,832
Brown & Brown, Inc. 11,187 776,602
BRP Group, Inc., Class A *(d) 2,643 55,318
Chubb Ltd. 17,431 3,741,041
Cincinnati Financial Corp. 7,295 727,093
Citizens, Inc., Class A *(d) 267 798
CNA Financial Corp. 879 35,512
CNO Financial Group, Inc. (d) 5,604 129,901
Crawford & Co., Class A 640 5,856
Donegal Group, Inc.,
Class A (d) 449 6,340
eHealth, Inc. * 443 3,801
Employers Holdings, Inc. 152 5,776
Enstar Group Ltd. * 577 136,732
Erie Indemnity Co., Class A 150 41,428
Everest Group Ltd. 1,987 786,097
F&G Annuities & Life, Inc. (d) 856 26,271
Fidelity National Financial, Inc. 11,878 464,311
First American Financial
Corp. (d) 4,746 244,134
Genworth Financial, Inc.,
Class A * 3,935 23,571
Global Indemnity Group LLC,
Class A 40 1,398

94 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Insurance
Globe Life, Inc. 4,349 506,050
GoHealth, Inc., Class A * 260 3,650
Goosehead Insurance, Inc.,
Class A * 993 64,416
Greenlight Capital Re Ltd.,
Class A * 1,456 16,234
Hagerty, Inc., Class A * 446 3,443
Hanover Insurance Group,
Inc. (The) 1,671 195,858
Hartford Financial Services
Group, Inc. (The) 14,056 1,032,413
HCI Group, Inc. (d) 276 16,276
Hippo Holdings, Inc. *(d) 73 526
Horace Mann Educators Corp. 771 24,464
Investors Title Co. 73 10,498
James River Group Holdings
Ltd. 216 2,970
Kemper Corp. 2,895 115,453
Kingsway Financial Services,
Inc. * 706 5,450
Kinsale Capital Group, Inc. 1,017 339,586
Lemonade, Inc. *(d) 2,404 26,300
Lincoln National Corp. 7,982 173,768
Loews Corp. 8,999 576,026
Maiden Holdings Ltd. * 6,019 9,871
Markel Group, Inc. * 627 922,016
Marsh & McLennan Cos., Inc. 25,051 4,750,922
MBIA, Inc. * 2,756 18,961
Mercury General Corp. 1,489 45,980
MetLife, Inc. 30,682 1,841,227
National Western Life Group,
Inc., Class A 100 47,890
NI Holdings, Inc. * 309 3,921
Old Republic International
Corp. 12,993 355,748
Oscar Health, Inc., Class A * 5,677 29,066
Palomar Holdings, Inc. * 889 44,521
Primerica, Inc. 1,739 332,427
Principal Financial Group, Inc. 11,888 804,580
ProAssurance Corp. 577 9,809
Progressive Corp. (The) 27,280 4,312,695
Prudential Financial, Inc. 17,913 1,637,965
Reinsurance Group of
America, Inc. 3,110 464,852
RenaissanceRe Holdings Ltd. 2,318 509,010
RLI Corp. 1,900 253,156
Ryan Specialty Holdings, Inc.,
Class A *(d) 4,188 180,922
Safety Insurance Group, Inc. 112 8,419
Selective Insurance Group,
Inc. 2,824 294,007
Selectquote, Inc. * 10,376 13,696
SiriusPoint Ltd. *(d) 3,686 36,307
Skyward Specialty Insurance
Group, Inc. * 108 3,040
Stewart Information Services
Corp. 309 13,494
Tiptree, Inc., Class A 962 14,536
Tokio Marine Holdings, Inc. 212,600 4,738,750
Travelers Cos., Inc. (The) 11,826 1,980,145
Trupanion, Inc. *(d) 1,862 38,357
United Fire Group, Inc. 868 17,482
Common Stocks
Shares Value ($)
Insurance
Universal Insurance Holdings,
Inc. 943 14,767
Unum Group 9,312 455,357
W R Berkley Corp. 10,091 680,335
White Mountains Insurance
Group Ltd. (d) 117 167,398
Willis Towers Watson plc 5,096 1,202,095
51,131,865
Interactive Media & Services 3.1%
Alphabet, Inc., Class A * 520,761 64,908,732
Angi, Inc., Class A * 467 752
Bumble, Inc., Class A * 4,734 63,625
Cargurus, Inc., Class A * 4,477 77,139
Cars.com, Inc. * 2,736 41,669
Eventbrite, Inc., Class A *(d) 3,480 28,814
EverQuote, Inc., Class A * 590 5,068
fuboTV, Inc. *(d) 8,280 20,038
Getty Images Holdings, Inc. * 1,129 4,776
Grindr, Inc. * 2,824 16,803
IAC, Inc. * 3,611 153,648
Liberty TripAdvisor Holdings,
Inc., Class A * 428 78
Match Group, Inc. * 13,091 452,949
MediaAlpha, Inc., Class A * 187 1,922
Meta Platforms, Inc., Class A * 104,216 31,397,154
Nextdoor Holdings, Inc. *(d) 10,435 18,992
Outbrain, Inc. * 193 824
Pinterest, Inc., Class A * 27,618 825,226
QuinStreet, Inc. * 1,528 17,282
Rumble, Inc. *(d) 460 2,065
Shutterstock, Inc. (d) 1,218 49,548
Snap, Inc., Class A *(d) 5,969 59,750
System1, Inc. * 1,745 2,024
Taboola.com Ltd. * 779 2,859
TripAdvisor, Inc. * 5,137 75,822
TrueCar, Inc. * 3,771 6,901
Vimeo, Inc. * 8,165 25,148
Vinco Ventures, Inc. * 2 0
Yelp, Inc., Class A * 3,242 136,780
Ziff Davis, Inc. * 2,204 133,254
ZipRecruiter, Inc., Class A * 3,757 40,012
ZoomInfo Technologies, Inc.,
Class A *(d) 14,464 187,453
98,757,107
IT Services 1.2%
Accenture plc, Class A 30,054 8,928,743
Akamai Technologies, Inc. * 8,092 836,146
Amdocs Ltd. 5,665 454,106
BigBear.ai Holdings, Inc. *(d) 286 363
BigCommerce Holdings,
Inc. Series 1,*(d) 2,861 25,434
Brightcove, Inc. * 1,588 4,891
Cloudflare, Inc., Class A *(d) 13,521 766,506
Cognizant Technology
Solutions Corp., Class A 23,570 1,519,558
DigitalOcean Holdings,
Inc. *(d) 2,867 58,659
DXC Technology Co. *(d) 10,594 213,681
Edgio, Inc. * 809 633
EPAM Systems, Inc. * 2,625 571,121

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 95
Common Stocks
Shares Value ($)
IT Services
Fastly, Inc., Class A * 5,093 74,714
Gartner, Inc. * 3,601 1,195,676
Globant SA * 1,927 328,149
GoDaddy, Inc., Class A * 7,074 518,029
Grid Dynamics Holdings,
Inc. *(d) 715 7,250
Hackett Group, Inc. (The) 981 21,867
Information Services Group,
Inc. 202 820
International Business
Machines Corp. 43,331 6,267,396
Kyndryl Holdings, Inc. *(d) 9,728 142,321
MongoDB, Inc., Class A *(d) 3,108 1,070,986
Nomura Research Institute
Ltd. 63,600 1,679,390
NTT Data Group Corp. 175,400 2,166,906
Obic Co. Ltd. 24,100 3,574,596
Okta, Inc., Class A * 7,054 475,510
Otsuka Corp. 34,400 1,378,582
Perficient, Inc. *(d) 1,610 93,686
Rackspace Technology,
Inc. *(d) 2,342 2,857
SHIFT, Inc. * 19,300 3,529,204
Snowflake, Inc., Class A * 14,389 2,088,276
Squarespace, Inc., Class A * 1,427 40,541
Thoughtworks Holding,
Inc. *(d) 4,889 16,574
Tucows, Inc., Class A *(d) 318 5,371
Twilio, Inc., Class A *(d) 8,035 411,874
Unisys Corp. * 2,516 6,995
VeriSign, Inc. * 4,211 840,768
39,318,179
Leisure Products 0.1%
Acushnet Holdings Corp. (d) 1,227 62,528
AMMO, Inc. *(d) 766 2,229
Brunswick Corp. 3,237 224,874
Clarus Corp. (d) 743 4,302
Escalade, Inc. (d) 660 11,246
Funko, Inc., Class A *(d) 1,049 8,088
Hasbro, Inc. 6,139 277,176
JAKKS Pacific, Inc. * 479 8,033
Johnson Outdoors, Inc.,
Class A 232 11,032
Latham Group, Inc. * 222 508
Malibu Boats, Inc., Class A * 969 42,268
Marine Products Corp. 282 2,747
MasterCraft Boat Holdings,
Inc. * 772 15,780
Mattel, Inc. * 16,662 317,911
Peloton Interactive, Inc.,
Class A *(d) 14,249 67,825
Polaris, Inc. (d) 2,533 218,902
Smith & Wesson Brands, Inc. 2,554 37,620
Solo Brands, Inc., Class A * 173 666
Sturm Ruger & Co., Inc. 1,077 59,612
Topgolf Callaway Brands
Corp. *(d) 6,446 78,770
Vista Outdoor, Inc. *(d) 3,217 80,811
YETI Holdings, Inc. *(d) 4,118 175,097
1,708,025
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 0.8%
10X Genomics, Inc.,
Class A *(d) 4,311 152,093
Adaptive Biotechnologies
Corp. * 7,489 33,251
Agilent Technologies, Inc. 13,933 1,440,254
Akoya Biosciences, Inc. * 127 445
Avantor, Inc. * 31,654 551,729
Azenta, Inc. *(d) 3,201 145,486
BioLife Solutions, Inc. *(d) 1,287 12,999
Bionano Genomics, Inc. *(d) 177 244
Bio-Rad Laboratories, Inc.,
Class A * 989 272,252
Bio-Techne Corp. 7,328 400,329
Bruker Corp. 4,903 279,471
Charles River Laboratories
International, Inc. * 2,359 397,161
Codexis, Inc. * 4,018 6,670
CryoPort, Inc. *(d) 2,330 22,601
Cytek Biosciences, Inc. *(d) 5,227 22,006
Danaher Corp. 31,596 6,067,064
Fortrea Holdings, Inc. * 4,133 117,377
Harvard Bioscience, Inc. * 2,593 11,383
ICON plc * 3,824 932,903
Illumina, Inc. * 7,451 815,289
Inotiv, Inc. * 119 227
IQVIA Holdings, Inc. * 8,647 1,563,637
Maravai LifeSciences
Holdings, Inc., Class A * 5,526 37,908
MaxCyte, Inc. *(d) 541 1,601
Medpace Holdings, Inc. * 1,099 266,694
Mesa Laboratories, Inc. (d) 117 10,978
Mettler-Toledo International,
Inc. * 1,016 1,000,963
NanoString Technologies,
Inc. *(d) 1,514 2,089
Nautilus Biotechnology, Inc.,
Class A * 412 1,055
OmniAb, Inc. *(d) 4,281 19,479
OmniAb, Inc. *^∞(d) 652 0
Pacific Biosciences of
California, Inc. *(d) 11,654 72,022
Personalis, Inc. * 231 222
QIAGEN NV * 9,154 342,634
Quanterix Corp. * 788 17,115
Quantum-Si, Inc. *(d) 588 706
Repligen Corp. * 2,579 347,030
Revvity, Inc. 5,918 490,306
Seer, Inc., Class A *(d) 3,005 4,928
SomaLogic, Inc. *(d) 1,019 2,273
Sotera Health Co. * 5,081 64,326
Thermo Fisher Scientific, Inc. 18,021 8,015,200
Waters Corp. * 2,729 650,948
West Pharmaceutical
Services, Inc. 3,398 1,081,550
25,674,898
Machinery 1.3%
374Water, Inc. *(d) 4,288 7,375
3D Systems Corp. * 6,669 24,875
AGCO Corp. 2,918 334,578
Alamo Group, Inc. 494 79,188

96 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Machinery
Albany International Corp.,
Class A 1,456 118,824
Allison Transmission Holdings,
Inc. 4,052 204,302
Astec Industries, Inc. 1,178 47,167
Barnes Group, Inc. 2,513 52,245
Blue Bird Corp. * 697 12,692
Caterpillar, Inc. 24,077 5,442,606
Chart Industries, Inc. *(d) 1,968 228,741
CNH Industrial NV 45,880 503,762
Columbus McKinnon Corp. 1,437 43,929
Commercial Vehicle Group,
Inc. * 2,305 16,066
Crane Co. (d) 2,200 214,126
Cummins, Inc. 6,541 1,414,818
Daifuku Co. Ltd. 139,600 2,338,723
Deere & Co. 12,695 4,638,245
Desktop Metal, Inc.,
Class A *(d) 12,294 10,652
Donaldson Co., Inc. 5,605 323,184
Douglas Dynamics, Inc. 1,159 28,141
Dover Corp. 6,570 853,772
Energy Recovery, Inc. *(d) 2,786 42,347
Enerpac Tool Group Corp.,
Class A 2,861 80,966
EnPro Industries, Inc. (d) 988 109,727
Esab Corp. 2,580 163,314
ESCO Technologies, Inc. 1,242 120,747
Federal Signal Corp. 2,682 155,663
Flowserve Corp. 6,161 226,232
Fortive Corp. 16,832 1,098,793
Franklin Electric Co., Inc. (d) 2,090 181,245
Gates Industrial Corp. plc * 6,235 68,086
Gencor Industries, Inc. *(d) 699 9,926
Gorman-Rupp Co. (The) 733 21,660
Graco, Inc. (d) 7,870 585,135
Greenbrier Cos., Inc. (The) 1,299 44,932
Helios Technologies, Inc. (d) 1,545 79,907
Hillenbrand, Inc. 3,056 116,220
Hillman Solutions Corp. * 8,309 54,507
Hyliion Holdings Corp. * 3,688 2,199
Hyster-Yale Materials
Handling, Inc. 378 15,124
Hyzon Motors, Inc. * 457 356
IDEX Corp. 3,531 675,869
Illinois Tool Works, Inc. (d) 14,086 3,156,954
Ingersoll Rand, Inc. 18,998 1,152,799
ITT, Inc. (d) 4,034 376,574
John Bean Technologies
Corp. (d) 1,426 148,333
Kadant, Inc. (d) 547 120,340
Kennametal, Inc. 4,050 93,596
Lincoln Electric Holdings, Inc. 2,606 455,529
Lindsay Corp. 540 67,457
Luxfer Holdings plc 987 8,163
Manitowoc Co., Inc. (The) * 1,392 17,818
Markforged Holding Corp. * 596 385
Mayville Engineering Co.,
Inc. * 813 9,829
Microvast Holdings, Inc. *(d) 2,857 3,514
Middleby Corp. (The) *(d) 2,434 274,726
Miller Industries, Inc. 455 16,548
Common Stocks
Shares Value ($)
Machinery
Mueller Industries, Inc. (d) 5,110 192,698
Mueller Water Products, Inc.,
Class A 7,468 92,379
Nikola Corp. *(d) 15,509 16,750
Nordson Corp. 2,671 567,828
Omega Flex, Inc. 101 7,380
Oshkosh Corp. 3,071 269,419
Otis Worldwide Corp. 19,136 1,477,491
PACCAR, Inc. 23,875 1,970,404
Parker-Hannifin Corp. 6,018 2,220,100
Park-Ohio Holdings Corp. 607 13,767
Pentair plc 7,617 442,700
Proto Labs, Inc. * 836 19,738
RBC Bearings, Inc. *(d) 1,301 286,012
REV Group, Inc. 1,081 15,393
Shyft Group, Inc. (The) 1,390 15,262
SMC Corp. 1,500 691,310
Snap-on, Inc. 2,481 639,949
SPX Technologies, Inc. *(d) 2,032 162,804
Standex International Corp. 620 89,013
Stanley Black & Decker, Inc. 7,247 616,357
Symbotic, Inc., Class A *(d) 108 3,675
Tennant Co. 919 68,208
Terex Corp. (d) 3,083 141,201
Timken Co. (The) 2,893 199,964
Titan International, Inc. * 997 11,326
Toro Co. (The) (d) 4,882 394,661
Trinity Industries, Inc. 3,838 79,946
Velo3D, Inc. *(d) 524 692
Wabash National Corp. (d) 2,675 55,346
Watts Water Technologies,
Inc., Class A 1,286 222,491
Westinghouse Air Brake
Technologies Corp. 8,496 900,746
Xylem, Inc. 13,128 1,227,993
39,806,534
Marine Transportation 0.0%
†
Costamare, Inc. (d) 1,646 14,863
Diana Shipping, Inc. 482 1,567
Eagle Bulk Shipping, Inc. (d) 632 25,786
Genco Shipping & Trading Ltd. 2,166 28,526
Global Ship Lease, Inc.,
Class A 193 3,393
Golden Ocean Group Ltd. 4,421 32,052
Himalaya Shipping Ltd. * 1,815 8,240
Kirby Corp. * 2,775 207,292
Matson, Inc. 1,624 141,369
Pangaea Logistics Solutions
Ltd. 2,573 14,898
Safe Bulkers, Inc. 1,977 6,208
Star Bulk Carriers Corp. 403 7,524
491,718
Media 0.5%
Advantage Solutions, Inc. *(d) 3,395 7,809
Altice USA, Inc., Class A * 1,234 3,566
AMC Networks, Inc., Class A * 2,014 23,765
Boston Omaha Corp.,
Class A * 493 7,015
Cable One, Inc. 250 137,468
Cardlytics, Inc. * 1,888 23,392

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 97
Common Stocks
Shares Value ($)
Media
Charter Communications, Inc.,
Class A *(d) 4,714 1,898,799
Clear Channel Outdoor
Holdings, Inc. *(d) 14,808 16,289
Comcast Corp., Class A 192,651 7,954,560
Daily Journal Corp. * 51 14,835
DISH Network Corp.,
Class A *(d) 11,284 55,292
Emerald Holding, Inc. * 88 438
Entravision Communications
Corp., Class A 2,441 8,739
EW Scripps Co. (The),
Class A *(d) 2,273 12,433
Fox Corp., Class A 24,428 725,942
Gambling.com Group Ltd. * 84 1,089
Gannett Co., Inc. * 5,440 12,730
Gray Television, Inc. 5,498 35,847
iHeartMedia, Inc., Class A * 3,501 8,227
Innovid Corp. * 521 521
Integral Ad Science Holding
Corp. * 1,897 21,778
Interpublic Group of Cos., Inc.
(The) 17,115 486,066
John Wiley & Sons, Inc.,
Class A 1,868 56,544
Liberty Broadband Corp.,
Class A *(d) 6,256 521,195
Liberty Media Corp-Liberty
SiriusXM * 11,613 284,848
Magnite, Inc. *(d) 7,179 47,669
New York Times Co. (The),
Class A 10,715 431,922
News Corp., Class A (d) 23,485 489,386
Nexstar Media Group, Inc.,
Class A (d) 1,559 218,385
Omnicom Group, Inc. 9,230 691,419
Paramount Global, Class A (d) 26,988 294,529
PubMatic, Inc., Class A * 3,088 34,802
Scholastic Corp. 775 28,598
Sinclair, Inc. (d) 597 6,489
Sirius XM Holdings, Inc. (d) 30,787 131,768
Stagwell, Inc., Class A *(d) 2,959 12,191
TechTarget, Inc. * 1,540 38,777
TEGNA, Inc. 9,959 144,505
Thryv Holdings, Inc. * 2,384 41,553
Townsquare Media, Inc.,
Class A 774 6,656
Trade Desk, Inc. (The),
Class A *(d) 20,793 1,475,471
Urban One, Inc., Class A * 52 282
WideOpenWest, Inc. * 1,814 12,771
16,426,360
Metals & Mining 0.4%
5E Advanced Materials,
Inc. *(d) 808 1,818
Alcoa Corp. 8,412 215,684
Alpha Metallurgical
Resources, Inc. 591 129,996
Arch Resources, Inc. 736 111,011
ATI, Inc. * 6,120 231,152
Caledonia Mining Corp. plc (d) 1,088 12,044
Common Stocks
Shares Value ($)
Metals & Mining
Carpenter Technology Corp. 2,330 146,138
Century Aluminum Co. * 2,339 15,461
Cleveland-Cliffs, Inc. * 23,450 393,491
Coeur Mining, Inc. *(d) 16,850 42,294
Commercial Metals Co. 5,405 228,578
Compass Minerals
International, Inc. 1,313 32,352
Constellium SE, Class A *(d) 4,376 69,141
Contango ORE, Inc. *(d) 247 4,211
Dakota Gold Corp. * 328 945
Franco-Nevada Corp. 865 105,141
Freeport-McMoRan, Inc. 66,705 2,253,295
Gatos Silver, Inc. * 279 1,359
Haynes International, Inc. 516 22,201
Hecla Mining Co. 28,589 116,357
i-80 Gold Corp. * 12,807 17,930
Ivanhoe Electric, Inc. *(d) 1,320 13,517
Kaiser Aluminum Corp. (d) 631 35,841
Materion Corp. 981 95,137
MP Materials Corp. *(d) 5,033 82,541
Newmont Corp. 111,615 4,182,214
Novagold Resources, Inc. * 11,238 39,558
Nucor Corp. 11,660 1,723,231
Olympic Steel, Inc. 338 17,160
Perpetua Resources Corp. * 2,879 10,393
Piedmont Lithium, Inc. *(d) 917 25,190
Ramaco Resources, Inc.,
Class A 141 1,661
Reliance Steel & Aluminum
Co. 2,644 672,581
Royal Gold, Inc. (d) 3,111 324,571
Ryerson Holding Corp. 1,271 36,923
Schnitzer Steel Industries,
Inc., Class A 1,365 30,999
Southern Copper Corp. (d) 4,166 295,369
SSR Mining, Inc. 8,489 117,827
Steel Dynamics, Inc. 7,444 792,860
SunCoke Energy, Inc. 3,344 31,801
TimkenSteel Corp. * 2,368 48,141
Tredegar Corp. 1,046 4,686
United States Steel Corp. (d) 10,215 346,186
Warrior Met Coal, Inc. 1,939 94,488
Wheaton Precious Metals
Corp. 2,723 115,047
Worthington Industries, Inc. 1,449 89,287
13,377,808
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AFC Gamma, Inc. 94 994
AGNC Investment Corp. 27,859 205,599
Angel Oak Mortgage REIT,
Inc. 110 921
Annaly Capital Management,
Inc. 22,421 349,992
Apollo Commercial Real
Estate Finance, Inc. 5,784 57,609
Arbor Realty Trust, Inc. 1,005 12,673
Ares Commercial Real Estate
Corp. 2,366 21,696
ARMOUR Residential REIT,
Inc. 2,211 32,214

98 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust,
Inc., Class A 7,056 140,767
BrightSpire Capital, Inc.,
Class A 4,857 27,491
Chicago Atlantic Real Estate
Finance, Inc. 68 958
Chimera Investment Corp. 13,552 65,050
Claros Mortgage Trust, Inc. (d) 5,764 60,118
Dynex Capital, Inc. 1,800 18,072
Ellington Financial, Inc. 1,462 17,588
Franklin BSP Realty Trust, Inc. 3,848 48,523
Granite Point Mortgage Trust,
Inc. 301 1,264
Great Ajax Corp. 131 566
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 4,764 81,655
Invesco Mortgage Capital, Inc. 2,865 19,568
KKR Real Estate Finance
Trust, Inc. 1,081 11,286
Ladder Capital Corp., Class A 6,136 62,035
MFA Financial, Inc. 6,277 55,803
New York Mortgage Trust, Inc. 5,081 39,581
Nexpoint Real Estate Finance,
Inc. 98 1,453
Orchid Island Capital, Inc. 1,986 12,472
PennyMac Mortgage
Investment Trust 3,775 47,754
Ready Capital Corp. 8,091 76,298
Redwood Trust, Inc. 4,965 31,180
Rithm Capital Corp. 19,536 182,271
Starwood Property Trust, Inc. 12,366 219,496
TPG RE Finance Trust, Inc. 2,356 12,982
Two Harbors Investment Corp. 5,582 64,807
1,980,736
Multi-Utilities 0.4%
Ameren Corp. (d) 12,019 909,959
Avista Corp. 936 29,662
Black Hills Corp. 2,837 137,169
CenterPoint Energy, Inc. 30,213 812,125
CMS Energy Corp. 13,663 742,447
Consolidated Edison, Inc. 18,315 1,607,874
Dominion Energy, Inc. 39,506 1,592,882
DTE Energy Co. 9,688 933,729
NiSource, Inc. 19,203 483,147
Northwestern Energy Group,
Inc. 2,670 128,187
Public Service Enterprise
Group, Inc. 23,285 1,435,520
Sempra 30,857 2,160,916
Unitil Corp. 906 41,377
WEC Energy Group, Inc. 15,035 1,223,699
12,238,693
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 10,198 949,740
Boston Properties, Inc. 7,394 396,097
Brandywine Realty Trust 10,710 40,055
City Office REIT, Inc. 1,722 6,561
COPT Defense Properties 5,307 121,000
Common Stocks
Shares Value ($)
Office REITs
Cousins Properties, Inc. 7,103 126,931
Douglas Emmett, Inc. 12,100 135,641
Easterly Government
Properties, Inc., Class A 6,174 66,432
Equity Commonwealth 5,744 108,791
Franklin Street Properties
Corp. 481 837
Highwoods Properties, Inc. 5,050 90,344
Hudson Pacific Properties,
Inc. 6,119 27,291
JBG SMITH Properties 2,865 36,872
Kilroy Realty Corp. 5,459 156,018
Office Properties Income Trust 1,749 7,853
Orion Office REIT, Inc. 1,690 8,078
Paramount Group, Inc. 6,425 27,499
Peakstone Realty Trust 2,057 26,576
Piedmont Office Realty Trust,
Inc., Class A 7,489 39,018
Postal Realty Trust, Inc.,
Class A 115 1,523
SL Green Realty Corp. 3,737 109,457
Vornado Realty Trust 8,391 161,107
2,643,721
Oil, Gas & Consumable Fuels 2.5%
Aemetis, Inc. *(d) 208 986
Amplify Energy Corp. *(d) 228 1,585
Antero Midstream Corp. 14,726 181,719
Antero Resources Corp. * 13,244 389,903
APA Corp. 14,574 578,879
Ardmore Shipping Corp. 438 5,821
Berry Corp. 2,717 22,687
California Resources Corp. (d) 3,347 176,019
Callon Petroleum Co. *(d) 2,771 103,497
Cenovus Energy, Inc. 5,884 112,267
Centrus Energy Corp.,
Class A * 74 3,927
Cheniere Energy, Inc. 11,334 1,886,204
Chesapeake Energy Corp. (d) 6,830 587,926
Chevron Corp. 83,537 12,173,847
Chord Energy Corp. 2,617 432,664
Civitas Resources, Inc. 3,226 243,337
Clean Energy Fuels Corp. * 11,029 38,491
CNX Resources Corp. *(d) 7,535 163,660
Comstock Resources, Inc. (d) 4,450 56,070
ConocoPhillips 57,456 6,825,773
CONSOL Energy, Inc. (d) 1,593 146,381
Coterra Energy, Inc. 39,836 1,095,490
Crescent Energy Co., Class A 872 10,621
CVR Energy, Inc. (d) 711 23,285
Delek US Holdings, Inc. 3,279 86,402
Denbury, Inc. * 2,368 210,492
Devon Energy Corp. 30,298 1,410,978
DHT Holdings, Inc. 7,530 83,734
Diamondback Energy, Inc. 8,290 1,329,053
Dorian LPG Ltd. (d) 1,506 48,147
DT Midstream, Inc. (d) 4,418 238,439
Earthstone Energy, Inc.,
Class A * 1,400 29,638
Empire Petroleum Corp. * 59 493
Encore Energy Corp. *(d) 9,388 30,980
Energy Fuels, Inc. *(d) 8,152 65,298

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 99
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Enviva, Inc. (d) 1,315 4,760
EOG Resources, Inc. 27,621 3,487,151
EQT Corp. (d) 16,941 717,960
Equitrans Midstream Corp. 20,285 179,928
Evolution Petroleum Corp. (d) 2,270 14,596
Excelerate Energy, Inc.,
Class A 629 8,944
Exxon Mobil Corp. 187,218 19,817,025
FLEX LNG Ltd. (d) 924 28,219
Frontline plc (d) 848 18,868
Gevo, Inc. *(d) 15,947 17,063
Golar LNG Ltd. 4,907 110,064
Granite Ridge Resources,
Inc. (d) 1,848 11,384
Green Plains, Inc. * 547 16,071
Gulfport Energy Corp. * 428 52,905
Hallador Energy Co. *(d) 1,649 23,053
Hess Corp. 13,158 1,900,015
Hess Midstream LP, Class A 330 9,900
HF Sinclair Corp. 6,425 355,816
HighPeak Energy, Inc. (d) 94 1,665
International Seaways, Inc. 1,531 73,626
Kinder Morgan, Inc. 92,886 1,504,753
Kinetik Holdings, Inc.,
Class A (d) 498 17,649
KNOT Offshore Partners LP 143 809
Kosmos Energy Ltd. *(d) 21,309 154,277
Magnolia Oil & Gas Corp.,
Class A (d) 8,176 183,551
Marathon Oil Corp. 29,377 802,286
Marathon Petroleum Corp. 19,913 3,011,841
Matador Resources Co. 5,212 321,528
Murphy Oil Corp. 6,995 313,866
Navigator Holdings Ltd. 186 2,613
New Fortress Energy, Inc. (d) 2,955 89,537
NextDecade Corp. *(d) 1,196 5,250
Nordic American Tankers Ltd. 6,497 29,821
Northern Oil and Gas, Inc. (d) 3,688 141,398
Occidental Petroleum
Corp. (d) 32,329 1,998,255
ONEOK, Inc. 24,371 1,588,989
Overseas Shipholding Group,
Inc., Class A * 4,150 20,293
Ovintiv, Inc. 10,715 514,320
Par Pacific Holdings, Inc. * 3,172 104,105
PBF Energy, Inc., Class A 5,336 253,620
Peabody Energy Corp. (d) 4,857 114,577
Permian Resources Corp.,
Class A (d) 11,554 168,342
Phillips 66 21,256 2,424,672
Pioneer Natural Resources
Co. 11,029 2,635,931
Range Resources Corp. 11,068 396,677
REX American Resources
Corp. * 1,115 42,381
Riley Exploration Permian,
Inc. 15 475
Ring Energy, Inc. *(d) 740 1,288
SandRidge Energy, Inc. (d) 216 3,424
Scorpio Tankers, Inc. 2,564 143,969
SFL Corp. Ltd. 4,874 52,932
SilverBow Resources, Inc. * 473 16,129
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Sitio Royalties Corp.,
Class A (d) 3,584 88,596
SM Energy Co. 5,649 227,768
Southwestern Energy Co. * 50,421 359,502
Suncor Energy, Inc. 3,494 113,206
Talos Energy, Inc. *(d) 4,714 73,067
Targa Resources Corp. 10,225 854,912
Teekay Corp. * 367 2,580
Teekay Tankers Ltd., Class A 1,131 56,211
Tellurian, Inc. *(d) 30,435 21,000
Texas Pacific Land Corp. (d) 287 529,788
Tsakos Energy Navigation Ltd. 125 2,754
Uranium Energy Corp. * 18,694 111,229
VAALCO Energy, Inc. 625 2,794
Valero Energy Corp. (d) 16,646 2,114,042
Vertex Energy, Inc. *(d) 4,950 21,334
Viper Energy Partners LP 370 10,538
Vital Energy, Inc. *(d) 795 39,782
Vitesse Energy, Inc. 1,549 36,696
W&T Offshore, Inc. * 4,010 16,641
Williams Cos., Inc. (The) 61,054 2,100,258
World Kinect Corp. (d) 3,221 59,589
79,545,551
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 664 22,450
Glatfelter Corp. * 1,758 3,041
Louisiana-Pacific Corp. 3,112 159,584
Sylvamo Corp. 1,427 63,216
248,291
Passenger Airlines 0.1%
Alaska Air Group, Inc. * 5,962 188,578
Allegiant Travel Co. (d) 736 49,032
American Airlines Group,
Inc. *(d) 22,959 255,993
Blade Air Mobility, Inc. * 267 569
Copa Holdings SA, Class A 169 13,799
Delta Air Lines, Inc. 26,619 831,844
Frontier Group Holdings,
Inc. *(d) 2,117 7,177
Hawaiian Holdings, Inc. *(d) 1,890 7,957
JetBlue Airways Corp. *(d) 15,831 59,524
Joby Aviation, Inc. *(d) 10,006 52,732
SkyWest, Inc. * 1,824 76,918
Southwest Airlines Co. 23,799 529,052
Spirit Airlines, Inc. 5,222 59,948
Sun Country Airlines Holdings,
Inc. *(d) 2,378 30,961
United Airlines Holdings, Inc. * 12,787 447,673
2,611,757
Personal Care Products 0.1%
Beauty Health Co. (The) *(d) 4,935 19,987
BellRing Brands, Inc. * 5,966 260,893
Coty, Inc., Class A *(d) 17,096 160,190
Edgewell Personal Care Co. 2,393 83,516
elf Beauty, Inc. * 2,347 217,403
Estee Lauder Cos., Inc. (The),
Class A 10,745 1,384,708
Herbalife Ltd. *(d) 4,696 66,918
Honest Co., Inc. (The) *(d) 339 393

100 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Personal Care Products
Inter Parfums, Inc. 833 105,883
Kenvue, Inc. 71,854 1,336,484
Medifast, Inc. (d) 631 43,640
Nature's Sunshine Products,
Inc. * 425 7,608
Nu Skin Enterprises, Inc.,
Class A 2,469 46,886
Olaplex Holdings, Inc. * 7,601 10,793
USANA Health Sciences, Inc. * 686 31,247
Veru, Inc. *(d) 407 367
Waldencast plc, Class A *(d) 1,478 11,351
3,788,267
Pharmaceuticals 2.4%
Aclaris Therapeutics, Inc. *(d) 4,117 20,503
Amneal Pharmaceuticals,
Inc. * 3,743 14,485
Amphastar Pharmaceuticals,
Inc. *(d) 1,760 79,675
Amylyx Pharmaceuticals, Inc. * 1,547 25,232
AN2 Therapeutics, Inc. * 62 894
ANI Pharmaceuticals, Inc. * 433 26,733
Arvinas, Inc. * 2,045 32,965
Assertio Holdings, Inc. *(d) 4,158 8,940
ATAI Life Sciences NV * 680 836
Atea Pharmaceuticals, Inc. * 2,220 7,215
Athira Pharma, Inc. * 209 326
Axsome Therapeutics, Inc. *(d) 1,521 94,728
Biote Corp., Class A * 928 4,946
Bristol-Myers Squibb Co. 99,928 5,149,290
Cara Therapeutics, Inc. * 1,578 2,036
Cassava Sciences, Inc. *(d) 2,178 43,887
Catalent, Inc. * 8,442 290,320
Citius Pharmaceuticals, Inc. * 8,147 6,131
Collegium Pharmaceutical,
Inc. * 1,369 29,789
Corcept Therapeutics, Inc. *(d) 3,612 101,425
CorMedix, Inc. *(d) 2,958 10,294
Cymabay Therapeutics,
Inc. *(d) 3,778 61,884
Daiichi Sankyo Co. Ltd. 62,700 1,611,133
Edgewise Therapeutics, Inc. * 232 1,485
Elanco Animal Health, Inc. * 22,828 201,115
Eli Lilly & Co. 39,528 21,895,745
Enliven Therapeutics, Inc. *(d) 1,669 20,679
Esperion Therapeutics,
Inc. *(d) 631 523
Evolus, Inc. *(d) 1,007 7,653
EyePoint Pharmaceuticals,
Inc. *(d) 160 963
Fulcrum Therapeutics, Inc. * 338 1,230
Harmony Biosciences
Holdings, Inc. * 1,820 42,843
Harrow, Inc. *(d) 1,917 27,480
Ikena Oncology, Inc. * 1,561 6,291
Innoviva, Inc. *(d) 1,390 17,250
Intra-Cellular Therapies, Inc. * 4,359 216,904
Jazz Pharmaceuticals plc *(d) 2,730 346,765
Johnson & Johnson 115,549 17,140,539
Kyowa Kirin Co. Ltd. 137,400 2,166,866
Ligand Pharmaceuticals, Inc. * 859 44,917
Liquidia Corp. *(d) 4,215 27,440
Common Stocks
Shares Value ($)
Pharmaceuticals
Longboard Pharmaceuticals,
Inc. * 1,033 5,594
Marinus Pharmaceuticals,
Inc. *(d) 3,585 24,880
Merck & Co., Inc. 118,735 12,194,085
Mind Medicine MindMed, Inc. * 209 535
Nektar Therapeutics, Class A * 1,101 516
Neumora Therapeutics,
Inc. *(d) 1,062 11,597
NGM Biopharmaceuticals,
Inc. * 1,117 949
Nuvation Bio, Inc. * 10,058 9,692
Ocular Therapeutix, Inc. *(d) 2,425 6,911
Omeros Corp. *(d) 4,395 5,230
Optinose, Inc. * 4,834 5,462
Organon & Co. 11,762 173,960
Pacira BioSciences, Inc. * 2,076 58,668
Perrigo Co. plc 6,232 172,252
Pfizer, Inc. 268,912 8,217,951
Phathom Pharmaceuticals,
Inc. * 544 5,059
Phibro Animal Health Corp.,
Class A 827 9,031
Pliant Therapeutics, Inc. * 1,955 28,680
Prestige Consumer
Healthcare, Inc. * 2,238 132,848
Regencell Bioscience
Holdings Ltd. * 15 218
Relmada Therapeutics, Inc. * 152 454
Revance Therapeutics,
Inc. *(d) 3,826 30,187
Royalty Pharma plc, Class A 17,235 463,104
Scilex Holding Co. *(d) 3,114 5,823
scPharmaceuticals, Inc. *(d) 2,054 10,989
SIGA Technologies, Inc. (d) 2,209 11,266
Supernus Pharmaceuticals,
Inc. * 2,230 53,185
Taro Pharmaceutical
Industries Ltd. * 542 18,406
Tarsus Pharmaceuticals,
Inc. *(d) 176 2,506
Terns Pharmaceuticals,
Inc. *(d) 3,063 16,111
Theravance Biopharma,
Inc. *(d) 2,889 27,272
Theseus Pharmaceuticals,
Inc. * 82 189
Third Harmonic Bio, Inc. *(d) 84 538
Trevi Therapeutics, Inc. *(d) 2,760 4,913
Ventyx Biosciences, Inc. *(d) 1,981 28,566
Verrica Pharmaceuticals,
Inc. *(d) 1,535 5,649
Viatris, Inc. 55,715 495,864
WaVe Life Sciences Ltd. *(d) 3,920 21,090
Xeris Biopharma Holdings,
Inc. *(d) 748 1,369
Zevra Therapeutics, Inc. *(d) 2,300 10,304
Zoetis, Inc., Class A 21,595 3,390,415
75,452,673
Professional Services 0.8%
Alight, Inc., Class A * 18,435 122,408

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 101
Common Stocks
Shares Value ($)
Professional Services
ASGN, Inc. *(d) 2,256 188,286
Asure Software, Inc. * 112 948
Automatic Data Processing,
Inc. 19,895 4,341,487
Barrett Business Services, Inc. 293 26,798
BlackSky Technology, Inc.,
Class A *(d) 8,405 10,002
Booz Allen Hamilton Holding
Corp. 5,792 694,635
Broadridge Financial
Solutions, Inc. 5,777 985,787
CACI International, Inc.,
Class A *(d) 1,061 344,570
CBIZ, Inc. * 2,276 118,261
Ceridian HCM Holding,
Inc. *(d) 7,048 451,142
Clarivate plc * 21,748 138,752
Concentrix Corp. (d) 2,018 153,792
Conduent, Inc. * 6,810 21,724
CRA International, Inc. 378 36,708
CSG Systems International,
Inc. (d) 1,691 79,240
Dun & Bradstreet Holdings,
Inc. 15,761 138,066
Equifax, Inc. 5,795 982,658
ExlService Holdings, Inc. *(d) 7,629 199,193
Exponent, Inc. 2,380 174,430
First Advantage Corp. (d) 1,829 23,795
FiscalNote Holdings, Inc. * 4,718 6,275
Forrester Research, Inc. * 449 10,417
Franklin Covey Co. * 502 19,784
FTI Consulting, Inc. * 1,570 333,248
Genpact Ltd. 7,364 246,989
Heidrick & Struggles
International, Inc. 764 18,596
HireQuest, Inc. (d) 386 5,883
HireRight Holdings Corp. * 85 783
Huron Consulting Group, Inc. * 930 92,405
IBEX Holdings Ltd. * 56 914
ICF International, Inc. 883 111,903
Innodata, Inc. *(d) 1,822 13,665
Insperity, Inc. 1,636 173,154
Jacobs Solutions, Inc. 5,672 756,078
KBR, Inc. (d) 6,313 367,101
Kelly Services, Inc., Class A 1,349 24,080
Kforce, Inc. 830 50,663
Korn Ferry 2,493 113,481
Legalzoom.com, Inc. * 4,666 46,520
Leidos Holdings, Inc. 6,060 600,667
ManpowerGroup, Inc. 2,471 172,896
Maximus, Inc. 2,774 207,273
Mistras Group, Inc. * 1,381 7,554
NV5 Global, Inc. * 656 61,894
Paychex, Inc. 16,946 1,881,853
Paycom Software, Inc. (d) 2,466 604,096
Paycor HCM, Inc. * 2,978 64,265
Paylocity Holding Corp. * 2,007 360,056
Planet Labs PBC *(d) 11,274 24,352
Recruit Holdings Co. Ltd. 172,700 4,995,328
Resources Connection, Inc. 1,261 16,986
Robert Half, Inc. (d) 4,553 340,428
Common Stocks
Shares Value ($)
Professional Services
Science Applications
International Corp. 2,493 272,335
Skillsoft Corp. * 23 432
Spire Global, Inc. * 72 261
SS&C Technologies Holdings,
Inc. 9,676 486,219
Sterling Check Corp. *(d) 483 5,400
TaskUS, Inc., Class A * 154 1,429
TransUnion 9,096 399,132
TriNet Group, Inc. * 1,834 188,444
TrueBlue, Inc. * 1,356 15,011
TTEC Holdings, Inc. 877 18,049
Upwork, Inc. * 6,080 63,536
Verisk Analytics, Inc., Class A 6,626 1,506,487
Verra Mobility Corp., Class A * 6,361 125,757
Willdan Group, Inc. * 438 7,726
24,052,487
Real Estate Management & Development 0.1%
Anywhere Real Estate, Inc. * 6,167 28,800
CBRE Group, Inc., Class A * 14,677 1,017,703
Compass, Inc., Class A *(d) 17,347 34,347
CoStar Group, Inc. * 21,662 1,590,207
Cushman & Wakefield plc *(d) 7,484 55,157
DigitalBridge Group, Inc. 7,812 123,820
Doma Holdings, Inc. *(d) 27 111
Douglas Elliman, Inc. 2,441 4,321
eXp World Holdings, Inc. (d) 3,569 47,361
Five Point Holdings LLC,
Class A * 346 841
Forestar Group, Inc. * 543 12,896
FRP Holdings, Inc. * 287 15,438
Howard Hughes Holdings,
Inc. * 1,601 106,194
Jones Lang LaSalle, Inc. * 2,213 283,087
Kennedy-Wilson Holdings,
Inc. (d) 5,607 72,162
Marcus & Millichap, Inc. (d) 1,889 54,214
Maui Land & Pineapple Co.,
Inc. * 541 7,920
Newmark Group, Inc.,
Class A (d) 8,473 48,042
Offerpad Solutions, Inc. * 52 413
Opendoor Technologies,
Inc. *(d) 24,212 46,003
RE/MAX Holdings, Inc.,
Class A 102 1,098
Redfin Corp. *(d) 5,654 26,348
RMR Group, Inc. (The),
Class A 583 13,129
Seritage Growth Properties,
Class A * 224 1,622
St Joe Co. (The) 1,524 71,079
Tejon Ranch Co. * 909 14,108
Transcontinental Realty
Investors, Inc. * 7 213
WeWork, Inc. * 72 164
Zillow Group, Inc., Class A *(d) 9,962 359,261
4,036,059

102 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Residential REITs 0.2%
American Homes 4 Rent,
Class A 15,508 507,732
Apartment Income REIT
Corp., Class A 6,334 185,016
Apartment Investment and
Management Co., Class A * 8,010 46,938
AvalonBay Communities, Inc. 7,028 1,164,821
BRT Apartments Corp. 350 5,680
Camden Property Trust 4,775 405,302
Centerspace 708 34,395
Clipper Realty, Inc. 525 2,494
Elme Communities 6,365 81,217
Equity LifeStyle Properties,
Inc. 8,586 564,959
Equity Residential 19,407 1,073,789
Essex Property Trust, Inc. 3,016 645,183
Independence Realty Trust,
Inc. 9,172 113,641
Invitation Homes, Inc. 28,642 850,381
Mid-America Apartment
Communities, Inc. 5,465 645,690
NexPoint Residential Trust,
Inc. 1,233 33,279
Sun Communities, Inc. 5,645 627,950
UDR, Inc. 15,242 484,848
UMH Properties, Inc. 2,324 32,094
Veris Residential, Inc. 4,010 53,694
7,559,103
Retail REITs 0.2%
Acadia Realty Trust 3,746 53,643
Agree Realty Corp. 3,650 204,181
Alexander's, Inc. 82 15,415
Brixmor Property Group, Inc. 13,756 285,987
CBL & Associates Properties,
Inc. 918 19,030
Federal Realty Investment
Trust 3,753 342,236
Getty Realty Corp. 377 10,036
InvenTrust Properties Corp. 3,642 91,414
Kimco Realty Corp. 28,524 511,721
Kite Realty Group Trust 9,796 208,851
Macerich Co. (The) 11,029 107,202
NETSTREIT Corp. 3,410 48,592
NNN REIT, Inc. 8,239 299,323
Phillips Edison & Co., Inc. 5,406 190,886
Realty Income Corp. 31,127 1,474,797
Regency Centers Corp. 8,583 517,212
Retail Opportunity
Investments Corp. 7,207 84,610
RPT Realty 3,004 32,413
Saul Centers, Inc. 480 16,690
Simon Property Group, Inc. 16,051 1,763,844
SITE Centers Corp. 9,231 107,633
Spirit Realty Capital, Inc. 6,203 223,246
Tanger Factory Outlet
Centers, Inc. 4,865 109,706
Urban Edge Properties 6,432 102,011
Whitestone REIT 1,605 15,970
6,836,649
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 4.0%
ACM Research, Inc., Class A * 1,559 21,202
Advanced Micro Devices,
Inc. * 75,044 7,391,834
Advantest Corp. 147,500 3,811,785
Aehr Test Systems *(d) 1,108 26,104
Allegro MicroSystems, Inc. * 3,207 83,254
Alpha & Omega
Semiconductor Ltd. *(d) 676 16,035
Ambarella, Inc. * 1,702 76,573
Amkor Technology, Inc. 4,679 97,604
Analog Devices, Inc. 23,611 3,714,719
Applied Materials, Inc. 39,458 5,222,266
Atomera, Inc. *(d) 539 3,450
Axcelis Technologies, Inc. * 1,503 191,632
AXT, Inc. * 241 480
Broadcom, Inc. 19,190 16,145,890
CEVA, Inc. * 1,028 17,651
Cirrus Logic, Inc. *(d) 2,574 172,278
Cohu, Inc. * 2,349 70,799
Credo Technology Group
Holding Ltd. * 4,504 64,047
Diodes, Inc. * 2,037 132,568
Disco Corp. 7,000 1,232,136
Enphase Energy, Inc. * 6,248 497,216
Entegris, Inc. (d) 6,973 613,921
First Solar, Inc. * 4,795 683,048
FormFactor, Inc. *(d) 3,709 125,661
GLOBALFOUNDRIES,
Inc. *(d) 3,690 183,098
Ichor Holdings Ltd. * 1,254 30,422
Impinj, Inc. *(d) 1,060 68,487
indie Semiconductor, Inc.,
Class A *(d) 6,345 31,027
Intel Corp. 195,216 7,125,384
inTEST Corp. * 712 9,206
KLA Corp. 6,364 2,989,171
Kopin Corp. *(d) 616 758
Kulicke & Soffa Industries, Inc. 2,472 102,860
Lam Research Corp. 6,270 3,688,139
Lattice Semiconductor
Corp. *(d) 6,404 356,126
MACOM Technology Solutions
Holdings, Inc. * 2,452 172,964
Marvell Technology, Inc. 39,676 1,873,501
Maxeon Solar Technologies
Ltd. *(d) 1,673 10,439
MaxLinear, Inc., Class A *(d) 3,485 52,972
Meta Materials, Inc. *(d) 2,328 282
Microchip Technology, Inc. 24,927 1,777,046
Micron Technology, Inc. 51,010 3,411,039
MKS Instruments, Inc. 2,999 196,914
Monolithic Power Systems,
Inc. 2,141 945,765
Navitas Semiconductor Corp.,
Class A * 3,624 18,990
NVE Corp. (d) 344 23,392
NVIDIA Corp. 111,929 45,644,646
ON Semiconductor Corp. * 20,321 1,272,907
Onto Innovation, Inc. *(d) 2,252 253,057
PDF Solutions, Inc. *(d) 1,534 40,697
Photronics, Inc. * 3,600 66,096
Power Integrations, Inc. 2,659 184,348

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 103
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Qorvo, Inc. * 4,676 408,776
QUALCOMM, Inc. 52,163 5,685,245
Rambus, Inc. * 5,081 276,051
Semtech Corp. *(d) 3,493 48,762
Silicon Laboratories, Inc. * 1,482 136,611
SiTime Corp. *(d) 791 78,942
SkyWater Technology, Inc. * 103 508
Skyworks Solutions, Inc. (d) 7,470 647,948
SMART Global Holdings,
Inc. *(d) 1,922 26,331
SolarEdge Technologies,
Inc. *(d) 334 25,367
Synaptics, Inc. * 1,802 150,755
Teradyne, Inc. 7,393 615,615
Texas Instruments, Inc. 42,270 6,002,763
Transphorm, Inc. * 145 378
Ultra Clean Holdings, Inc. * 2,029 48,412
Universal Display Corp. 2,171 302,160
Veeco Instruments, Inc. * 2,532 60,616
Wolfspeed, Inc. *(d) 5,838 197,558
125,654,684
Software 6.5%
8x8, Inc. *(d) 6,888 16,393
A10 Networks, Inc. 3,772 41,002
ACI Worldwide, Inc. * 5,158 105,068
Adeia, Inc. 5,140 43,330
Adobe, Inc. * 21,591 11,487,707
Agilysys, Inc. * 988 84,761
Alarm.com Holdings, Inc. * 2,284 116,781
Alkami Technology, Inc. * 219 3,931
Altair Engineering, Inc.,
Class A *(d) 2,481 154,120
Alteryx, Inc., Class A *(d) 2,620 83,866
American Software, Inc.,
Class A 1,185 12,999
Amplitude, Inc., Class A *(d) 3,776 37,609
ANSYS, Inc. * 4,111 1,143,927
Appfolio, Inc., Class A * 917 172,002
Appian Corp., Class A * 1,727 68,147
Applied Digital Corp. *(d) 375 1,830
AppLovin Corp., Class A * 19,784 720,929
Arteris, Inc. *(d) 106 578
Asana, Inc., Class A *(d) 3,424 63,241
Aspen Technology, Inc. *(d) 1,306 232,141
Atlassian Corp., Class A * 6,687 1,207,940
Aurora Innovation, Inc. *(d) 10,790 18,882
Autodesk, Inc. * 9,972 1,970,766
AvePoint, Inc. * 7,232 54,168
Bentley Systems, Inc., Class B 8,975 436,544
BILL Holdings, Inc. *(d) 4,824 440,383
Bit Digital, Inc. *(d) 5,283 11,094
Bitdeer Technologies Group,
Class A * 129 482
Blackbaud, Inc. * 2,047 133,874
BlackLine, Inc. *(d) 2,518 123,634
Blend Labs, Inc., Class A * 918 1,111
Box, Inc., Class A * 6,562 163,131
Braze, Inc., Class A * 1,710 72,812
C3.ai, Inc., Class A *(d) 2,185 53,314
Cadence Design Systems,
Inc. * 12,613 3,025,228
Common Stocks
Shares Value ($)
Software
CCC Intelligent Solutions
Holdings, Inc. * 8,670 93,376
Cerence, Inc. *(d) 1,954 29,916
Check Point Software
Technologies Ltd. * 1,415 189,964
Cipher Mining, Inc. *(d) 245 816
Cleanspark, Inc. * 884 3,624
Clear Secure, Inc., Class A (d) 3,817 64,202
Clearwater Analytics Holdings,
Inc., Class A * 434 7,847
CommVault Systems, Inc. * 2,173 142,006
Confluent, Inc., Class A *(d) 8,838 255,507
Consensus Cloud Solutions,
Inc. * 273 5,894
CoreCard Corp. * 517 11,048
Couchbase, Inc. *(d) 1,353 21,053
Crowdstrike Holdings, Inc.,
Class A * 9,949 1,758,685
CS Disco, Inc. * 2,313 12,976
Datadog, Inc., Class A * 12,957 1,055,607
Digimarc Corp. *(d) 463 12,010
Digital Turbine, Inc. * 4,501 21,335
DocuSign, Inc., Class A * 9,514 369,904
Dolby Laboratories, Inc.,
Class A (d) 2,959 239,501
Domo, Inc., Class B * 957 7,809
DoubleVerify Holdings, Inc. * 5,285 147,082
Dropbox, Inc., Class A *(d) 12,195 320,728
Dynatrace, Inc. * 12,005 536,744
E2open Parent Holdings,
Inc. *(d) 10,881 31,446
Ebix, Inc. 993 6,047
eGain Corp. * 804 4,840
Elastic NV * 3,633 272,620
Enfusion, Inc., Class A *(d) 201 1,668
EngageSmart, Inc. * 1,539 34,858
Envestnet, Inc. *(d) 321 11,877
Everbridge, Inc. * 2,017 41,570
EverCommerce, Inc. * 116 1,111
Expensify, Inc., Class A * 3,850 10,279
Fair Isaac Corp. * 1,140 964,292
Five9, Inc. *(d) 3,335 192,996
Fortinet, Inc. * 31,073 1,776,443
Freshworks, Inc., Class A *(d) 7,604 136,416
Gen Digital, Inc. 26,117 435,109
Gitlab, Inc., Class A *(d) 2,489 107,724
Guidewire Software, Inc. *(d) 3,957 356,644
HashiCorp, Inc., Class A *(d) 4,353 85,711
HubSpot, Inc. * 2,169 919,157
Informatica, Inc., Class A *(d) 1,681 32,242
Instructure Holdings, Inc. * 89 2,192
Intapp, Inc. *(d) 591 20,212
InterDigital, Inc. 1,256 94,514
Intuit, Inc. 12,757 6,314,077
Jamf Holding Corp. *(d) 3,368 54,090
JFrog Ltd. * 397 8,929
Kaltura, Inc. * 5,883 10,119
Klaviyo, Inc., Class A *(d) 1,942 55,328
LivePerson, Inc. *(d) 3,606 9,520
LiveRamp Holdings, Inc. * 3,212 88,844
LiveVox Holdings, Inc. * 67 242
Manhattan Associates, Inc. * 2,920 569,342

104 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
Marathon Digital Holdings,
Inc. *(d) 6,657 58,648
Matterport, Inc. *(d) 16,109 32,862
MeridianLink, Inc. * 143 2,348
MicroCloud Hologram, Inc. * 57 43
Microsoft Corp. 354,373 119,817,055
MicroStrategy, Inc.,
Class A *(d) 525 222,280
Mitek Systems, Inc. *(d) 924 9,868
Model N, Inc. *(d) 1,797 43,308
N-able, Inc. * 2,703 35,031
nCino, Inc. * 3,176 89,246
NCR Voyix Corp. *(d) 5,670 86,694
New Relic, Inc. * 2,667 231,149
NextNav, Inc. *(d) 137 638
Nutanix, Inc., Class A *(d) 10,839 392,263
Olo, Inc., Class A * 6,876 35,136
ON24, Inc. (d) 898 5,523
OneSpan, Inc. *(d) 1,711 13,517
Oracle Corp. 71,106 7,352,360
PagerDuty, Inc. *(d) 4,072 82,132
Palantir Technologies, Inc.,
Class A * 87,954 1,301,719
Palo Alto Networks, Inc. *(d) 13,929 3,385,026
Pegasystems, Inc. 1,769 75,607
Perfect Corp. * 260 640
Porch Group, Inc. * 459 258
PowerSchool Holdings, Inc.,
Class A *(d) 2,846 56,692
Procore Technologies, Inc. * 4,005 244,665
Progress Software Corp. (d) 1,970 101,219
PROS Holdings, Inc. *(d) 2,660 82,859
PTC, Inc. * 5,377 755,038
Q2 Holdings, Inc. *(d) 2,775 83,333
Qualys, Inc. *(d) 1,768 270,416
Rapid7, Inc. *(d) 2,575 119,712
Red Violet, Inc. * 56 1,108
Rimini Street, Inc. * 935 2,029
RingCentral, Inc., Class A * 4,009 106,559
Riot Platforms, Inc. *(d) 7,606 74,387
Roper Technologies, Inc. 4,931 2,409,139
Salesforce, Inc. * 44,241 8,884,920
Samsara, Inc., Class A *(d) 814 18,779
Sapiens International Corp.
NV 2,033 51,842
SEMrush Holdings, Inc.,
Class A *(d) 2,245 18,140
SentinelOne, Inc., Class A *(d) 8,990 140,514
ServiceNow, Inc. * 9,633 5,604,961
Smartsheet, Inc., Class A * 5,928 234,393
Smith Micro Software, Inc. * 336 356
SolarWinds Corp. * 989 9,109
SoundHound AI, Inc.,
Class A *(d) 10,265 16,321
SoundThinking, Inc. * 324 4,889
Splunk, Inc. * 8,318 1,224,077
Sprinklr, Inc., Class A * 3,663 49,780
Sprout Social, Inc.,
Class A *(d) 2,258 97,726
SPS Commerce, Inc. * 1,729 277,228
Synopsys, Inc. * 7,277 3,416,115
Telos Corp. * 289 670
Common Stocks
Shares Value ($)
Software
Tenable Holdings, Inc. * 5,290 222,762
Teradata Corp. * 4,776 204,031
Terawulf, Inc. * 659 731
Tyler Technologies, Inc. * 1,973 735,732
UiPath, Inc., Class A *(d) 17,775 276,046
Unity Software, Inc. *(d) 13,277 336,837
Upland Software, Inc. * 171 571
Varonis Systems, Inc.,
Class B * 5,114 172,035
Verint Systems, Inc. * 3,138 59,026
Veritone, Inc. *(d) 1,075 2,698
Vertex, Inc., Class A * 248 6,004
Viant Technology, Inc.,
Class A * 763 4,113
VMware, Inc., Class A * 9,967 1,451,694
Weave Communications, Inc. * 219 1,568
WM Technology, Inc. * 471 513
Workday, Inc., Class A * 9,242 1,956,624
Workiva, Inc., Class A * 2,228 194,037
Xperi, Inc. * 1,306 11,088
Yext, Inc. * 5,568 33,575
ZeroFox Holdings, Inc. * 421 272
Zeta Global Holdings Corp.,
Class A * 7,722 60,232
Zoom Video Communications,
Inc., Class A *(d) 11,675 700,267
Zscaler, Inc. *(d) 4,101 650,788
Zuora, Inc., Class A *(d) 7,304 54,123
205,027,512
Specialized REITs 0.6%
American Tower Corp. 21,721 3,870,465
Crown Castle, Inc. 20,029 1,862,296
CubeSmart 10,431 355,593
Digital Realty Trust, Inc. 13,525 1,681,969
EPR Properties 3,422 146,119
Equinix, Inc. 4,368 3,187,068
Extra Space Storage, Inc. 9,807 1,015,907
Farmland Partners, Inc. 2,786 29,030
Four Corners Property Trust,
Inc. 4,093 87,181
Gaming and Leisure
Properties, Inc. 11,671 529,747
Gladstone Land Corp. 819 11,188
Iron Mountain, Inc. 12,987 767,142
Lamar Advertising Co.,
Class A 4,059 333,934
National Storage Affiliates
Trust 3,393 96,768
Outfront Media, Inc. 6,923 67,569
PotlatchDeltic Corp. 3,572 153,060
Public Storage 7,255 1,731,841
Rayonier, Inc. 6,822 172,187
Safehold, Inc. 1,537 25,007
SBA Communications Corp.,
Class A 4,880 1,018,114
Uniti Group, Inc. 12,048 55,421
VICI Properties, Inc., Class A 46,490 1,297,071
Weyerhaeuser Co. 34,767 997,465
19,492,142

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 105
Common Stocks
Shares Value ($)
Specialty Retail 1.6%
1-800-Flowers.com, Inc.,
Class A * 1,268 9,523
Aaron's Co., Inc. (The) 1,262 9,351
Abercrombie & Fitch Co.,
Class A *(d) 2,300 139,886
Academy Sports & Outdoors,
Inc. (d) 3,483 156,178
Advance Auto Parts, Inc. 2,791 145,216
American Eagle Outfitters, Inc. 8,779 153,369
America's Car-Mart, Inc. *(d) 241 16,142
Arhaus, Inc., Class A * 128 1,103
Arko Corp. 3,787 28,592
Asbury Automotive Group,
Inc. *(d) 976 186,777
AutoNation, Inc. *(d) 1,396 181,592
AutoZone, Inc. * 883 2,187,306
BARK, Inc. *(d) 556 595
Barnes & Noble Education,
Inc. * 209 213
Bath & Body Works, Inc. 10,717 317,759
Best Buy Co., Inc. 9,227 616,548
Big 5 Sporting Goods Corp. (d) 1,620 11,437
Boot Barn Holdings, Inc. *(d) 1,403 97,509
Buckle, Inc. (The) (d) 1,729 58,388
Build-A-Bear Workshop, Inc. 78 1,934
Burlington Stores, Inc. * 3,050 369,142
Caleres, Inc. (d) 1,493 38,191
Camping World Holdings, Inc.,
Class A 1,807 30,267
CarMax, Inc. * 7,379 450,783
CarParts.com, Inc. * 982 2,779
Carvana Co., Class A *(d) 4,006 108,162
Cato Corp. (The), Class A 918 6,545
Chewy, Inc., Class A * 683 13,202
Chico's FAS, Inc. * 4,800 35,904
Children's Place, Inc. (The) * 287 7,855
Citi Trends, Inc. * 47 1,133
Conn's, Inc. * 81 239
Container Store Group, Inc.
(The) * 201 372
Designer Brands, Inc.,
Class A (d) 784 7,926
Destination XL Group, Inc. * 351 1,460
Dick's Sporting Goods, Inc. (d) 2,817 301,278
Duluth Holdings, Inc.,
Class B * 482 2,424
EVgo, Inc., Class A *(d) 3,951 8,159
Farfetch Ltd., Class A *(d) 2,005 3,008
Fast Retailing Co. Ltd. 17,100 3,781,881
Five Below, Inc. * 2,575 447,999
Floor & Decor Holdings, Inc.,
Class A *(d) 4,935 406,644
Foot Locker, Inc. (d) 3,837 80,539
GameStop Corp., Class A *(d) 12,629 173,901
Gap, Inc. (The) (d) 8,185 104,768
GCI Liberty, Inc. *^∞ 3,942 0
Genesco, Inc. * 480 13,157
Group 1 Automotive, Inc. 612 154,426
GrowGeneration Corp. *(d) 1,933 3,943
Guess?, Inc. (d) 1,697 36,486
Haverty Furniture Cos., Inc. 704 18,339
Hibbett, Inc. (d) 147 6,772
Common Stocks
Shares Value ($)
Specialty Retail
Home Depot, Inc. (The) 47,394 13,492,598
J Jill, Inc. *(d) 302 8,652
Lands' End, Inc. *(d) 431 2,707
Lazydays Holdings, Inc. *(d) 840 5,300
Leslie's, Inc. *(d) 7,922 39,135
Lithia Motors, Inc., Class A 1,253 303,489
LL Flooring Holdings, Inc. * 155 502
Lowe's Cos., Inc. 27,777 5,293,463
Lulu's Fashion Lounge
Holdings, Inc. * 68 143
MarineMax, Inc. *(d) 816 22,342
Monro, Inc. 1,232 30,578
Murphy USA, Inc. (d) 903 327,509
National Vision Holdings, Inc. * 3,365 52,292
Nitori Holdings Co. Ltd. 49,400 5,366,602
ODP Corp. (The) * 1,809 81,260
OneWater Marine, Inc.,
Class A *(d) 233 5,273
O'Reilly Automotive, Inc. * 2,824 2,627,563
Overstock.com, Inc. *(d) 2,337 36,457
Penske Automotive Group,
Inc. (d) 949 135,783
Petco Health & Wellness Co.,
Inc., Class A * 4,362 15,093
PetMed Express, Inc. (d) 953 6,566
RealReal, Inc. (The) *(d) 473 648
Rent the Runway, Inc.,
Class A *(d) 205 110
Revolve Group, Inc.,
Class A *(d) 2,136 29,370
RH *(d) 762 166,086
Ross Stores, Inc. 15,558 1,804,261
RumbleON, Inc., Class B *(d) 65 414
Sally Beauty Holdings,
Inc. *(d) 5,992 50,932
Shimamura Co. Ltd. 21,100 2,084,915
Shoe Carnival, Inc. (d) 848 19,402
Signet Jewelers Ltd. (d) 2,079 145,177
Sleep Number Corp. * 701 11,405
Sonic Automotive, Inc.,
Class A (d) 812 38,854
Sportsman's Warehouse
Holdings, Inc. *(d) 1,627 8,281
Stitch Fix, Inc., Class A * 2,244 7,360
ThredUp, Inc., Class A *(d) 394 1,269
Tilly's, Inc., Class A * 856 6,934
TJX Cos., Inc. (The) 53,831 4,740,896
Torrid Holdings, Inc. *(d) 64 149
Tractor Supply Co. (d) 5,131 988,025
Ulta Beauty, Inc. * 2,354 897,604
Upbound Group, Inc. 2,434 63,430
Urban Outfitters, Inc. * 2,924 101,229
Valvoline, Inc. (d) 7,672 227,628
Victoria's Secret & Co. * 3,615 64,636
Vroom, Inc. * 749 607
Warby Parker, Inc.,
Class A *(d) 5,577 72,390
Wayfair, Inc., Class A *(d) 3,867 164,773
Williams-Sonoma, Inc. (d) 3,054 458,833
Winmark Corp. 114 45,979

106 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Specialty Retail
Zumiez, Inc. * 1,475 24,234
51,016,240
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. 701,805 119,847,240
Avid Technology, Inc. * 1,216 32,856
Corsair Gaming, Inc. * 1,849 23,649
CPI Card Group, Inc. *(d) 306 5,064
Dell Technologies, Inc.,
Class C 1,468 98,224
Eastman Kodak Co. * 784 2,916
Hewlett Packard Enterprise
Co. 60,533 930,998
HP, Inc. 41,309 1,087,666
Intevac, Inc. *(d) 1,692 5,431
IonQ, Inc. *(d) 7,480 72,107
Logitech International SA
(Registered) 1,203 94,592
NetApp, Inc. 10,054 731,730
Pure Storage, Inc., Class A * 13,274 448,794
Stratasys Ltd. * 342 3,478
Super Micro Computer,
Inc. *(d) 2,166 518,692
Turtle Beach Corp. * 464 3,828
Western Digital Corp. * 14,959 600,604
Xerox Holdings Corp. (d) 5,796 74,421
124,582,290
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Inc., Class A *(d) 674 583
Asics Corp. 90,300 2,859,113
Capri Holdings Ltd. * 5,658 289,576
Carter's, Inc. (d) 1,885 126,597
Columbia Sportswear Co. (d) 1,460 107,748
Crocs, Inc. * 2,838 253,490
Deckers Outdoor Corp. * 1,238 739,160
Figs, Inc., Class A *(d) 6,406 35,297
Fossil Group, Inc. * 1,927 3,006
G-III Apparel Group Ltd. * 1,744 44,559
Hanesbrands, Inc. 17,050 71,440
Kontoor Brands, Inc. (d) 2,602 120,863
Lanvin Group Holdings Ltd. * 163 525
Levi Strauss & Co., Class A (d) 574 7,847
Lululemon Athletica, Inc. * 5,149 2,026,029
Movado Group, Inc. 674 18,778
NIKE, Inc., Class B 56,459 5,802,291
Oxford Industries, Inc. (d) 740 62,456
PLBY Group, Inc. *(d) 319 204
PVH Corp. 2,923 217,325
Ralph Lauren Corp., Class A 1,959 220,446
Rocky Brands, Inc. 205 2,517
Skechers USA, Inc., Class A * 6,439 310,489
Steven Madden Ltd. (d) 3,711 121,684
Superior Group of Cos., Inc. 67 536
Tapestry, Inc. (d) 11,050 304,538
Under Armour, Inc.,
Class A *(d) 17,704 117,583
Unifi, Inc. * 93 625
Vera Bradley, Inc. * 1,874 13,718
VF Corp. (d) 16,519 243,325
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Wolverine World Wide, Inc. 4,484 36,096
14,158,444
Tobacco 0.3%
Altria Group, Inc. 82,172 3,300,849
Ispire Technology, Inc. * 67 531
Philip Morris International, Inc. 74,099 6,606,667
Turning Point Brands, Inc. 397 7,960
Universal Corp. 1,279 57,555
Vector Group Ltd. (d) 6,975 71,703
10,045,265
Trading Companies & Distributors 0.3%
Air Lease Corp., Class A 4,563 158,017
Alta Equipment Group, Inc. (d) 709 6,516
Applied Industrial
Technologies, Inc. 1,823 279,849
Beacon Roofing Supply, Inc. * 2,253 160,346
BlueLinx Holdings, Inc. *(d) 320 22,755
Boise Cascade Co. 1,839 172,406
Core & Main, Inc., Class A * 3,832 115,266
Custom Truck One Source,
Inc. *(d) 784 4,524
Distribution Solutions Group,
Inc. * 603 18,180
DXP Enterprises, Inc. * 623 20,310
EVI Industries, Inc. 345 8,877
Fastenal Co. 28,772 1,678,558
Ferguson plc 9,452 1,419,690
FTAI Aviation Ltd. (d) 5,287 198,844
GATX Corp. (d) 1,601 167,433
Global Industrial Co. 507 16,199
GMS, Inc. * 1,846 107,954
H&E Equipment Services, Inc. 1,525 62,098
Herc Holdings, Inc. 1,265 135,089
Hudson Technologies, Inc. *(d) 226 2,911
Karat Packaging, Inc. 34 701
Lavoro Ltd., Class A * 680 3,556
McGrath RentCorp 1,171 117,803
MRC Global, Inc. * 3,156 33,170
MSC Industrial Direct Co.,
Inc., Class A (d) 2,204 208,829
NOW, Inc. * 5,864 64,621
Rush Enterprises, Inc.,
Class A 3,074 111,020
SiteOne Landscape Supply,
Inc. *(d) 2,080 286,562
Textainer Group Holdings Ltd. 1,481 72,747
Titan Machinery, Inc. * 763 18,953
Transcat, Inc. * 255 22,955
United Rentals, Inc. 3,230 1,312,252
Veritiv Corp. 583 98,766
Watsco, Inc. (d) 1,575 549,502
WESCO International, Inc. 2,034 260,759
Willis Lease Finance Corp. * 202 9,025
WW Grainger, Inc. 2,084 1,520,966
Xometry, Inc., Class A *(d) 1,783 25,943
9,473,952
Water Utilities 0.1%
American States Water Co. 1,745 136,197

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 107
Common Stocks
Shares Value ($)
Water Utilities
American Water Works Co.,
Inc. 9,209 1,083,439
Artesian Resources Corp.,
Class A 304 11,947
Cadiz, Inc. *(d) 2,926 8,866
California Water Service
Group (d) 2,693 131,095
Consolidated Water Co. Ltd. 1,085 32,029
Essential Utilities, Inc. 11,309 378,399
Global Water Resources, Inc. 443 4,665
Middlesex Water Co. (d) 106 6,734
Pure Cycle Corp. * 784 7,495
SJW Group (d) 1,495 93,408
Veralto Corp. * 10,271 708,699
York Water Co. (The) 1,069 38,559
2,641,532
Wireless Telecommunication Services 0.1%
Gogo, Inc. * 3,113 32,687
KORE Group Holdings, Inc. * 164 80
Shenandoah
Telecommunications Co. 2,083 49,284
Spok Holdings, Inc. 1,287 19,189
Telephone & Data Systems,
Inc. 4,685 85,220
Tingo Group, Inc. *(d) 8,814 6,887
T-Mobile US, Inc. * 26,307 3,784,525
United States Cellular Corp. * 83 3,489
3,981,361
Total Common Stocks
(cost $1,583,801,759)
2,024,740,027
Corporate Bonds 6.5%
Principal
Amount ($)
Aerospace & Defense 0.2%
Boeing Co. (The) ,
1.43%, 2/4/2024 820,000 809,602
4.88%, 5/1/2025 1,300,000 1,277,116
2.75%, 2/1/2026(d) 400,000 372,262
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027 1,600,000 1,571,338
Northrop Grumman Corp. ,
2.93%, 1/15/2025 1,780,000 1,719,217
RTX Corp. ,
3.15%, 12/15/2024 50,000 48,468
5,798,003
Automobiles 0.1%
Ford Motor Co. ,
3.25%, 2/12/2032 790,000 596,252
General Motors Co. ,
6.13%, 10/1/2025 1,340,000 1,337,620
Nissan Motor Acceptance Co.
LLC ,
2.00%, 3/9/2026(a) 50,000 44,621
1,978,493
Banks 1.6%
Banco Santander SA ,
2.75%, 5/28/2025 800,000 753,860
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.18%, 3/24/2028(e) 800,000 732,539
Bank of America Corp. ,
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 60,000 59,248
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 1,020,000 937,401
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 1,220,000 1,076,662
Bank of America NA ,
5.65%, 8/18/2025 2,330,000 2,323,121
Bank of Montreal ,
1.85%, 5/1/2025(d) 2,710,000 2,546,886
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 1,440,000 1,335,510
5.45%, 6/12/2025 1,490,000 1,474,648
5.25%, 6/12/2028 1,520,000 1,456,657
BNP Paribas SA ,
(CME Term SOFR 3
Month + 1.37%), 2.82%,
11/19/2025(a)(d)(e) 3,750,000 3,608,010
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.34%, 6/12/2029(a)(e) 1,650,000 1,584,177
Citigroup, Inc. ,
(SOFR + 1.37%), 4.14%,
5/24/2025(e) 1,290,000 1,274,075
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 1,070,000 1,021,186
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 750,000 666,981
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 950,000 836,194
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
3.65%, 4/6/2028(a)(e) 2,380,000 2,170,300
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 2,200,000 2,046,874
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
3.77%, 3/28/2025(a)(d)(e) 1,270,000 1,254,435
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 860,000 857,733
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 1,470,000 1,296,830

108 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 200,000 193,340
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 2,790,000 2,622,112
(SOFR + 0.89%), 1.58%,
4/22/2027(e) 750,000 669,101
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 720,000 707,097
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.13%),
3.84%, 4/17/2026(e) 340,000 328,459
Morgan Stanley Bank NA ,
4.75%, 4/21/2026 390,000 379,877
National Securities Clearing
Corp. ,
5.15%, 5/30/2025(a) 830,000 823,992
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 1,210,000 1,174,124
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.32%), 5.81%,
6/12/2026(e) 1,460,000 1,440,640
Royal Bank of Canada ,
3.38%, 4/14/2025 2,310,000 2,229,097
Santander UK Group Holdings
plc ,
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 650,000 566,528
Swedbank AB ,
3.36%, 4/4/2025(a) 1,170,000 1,126,570
Toronto-Dominion Bank (The) ,
1.15%, 6/12/2025 60,000 55,600
5.52%, 7/17/2028(d) 1,310,000 1,277,169
Truist Financial Corp. ,
(SOFR + 2.05%), 6.05%,
6/8/2027(e) 710,000 695,456
(SOFR + 0.86%), 1.89%,
6/7/2029(e) 620,000 496,978
US Bancorp ,
1.45%, 5/12/2025(d) 1,090,000 1,016,075
(SOFR + 0.73%), 2.22%,
1/27/2028(e) 160,000 139,295
(SOFR + 2.02%), 5.78%,
6/12/2029(e) 720,000 692,324
Wells Fargo & Co. ,
(SOFR + 1.32%), 3.91%,
4/25/2026(e) 700,000 674,943
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 1,430,000 1,345,200
(SOFR + 1.74%), 5.57%,
7/25/2029(e) 2,560,000 2,468,566
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp. ,
1.15%, 6/3/2026(d) 630,000 562,957
50,998,827
Beverages 0.0%
†
Constellation Brands, Inc. ,
3.60%, 5/9/2024 220,000 217,136
5.00%, 2/2/2026 430,000 422,457
639,593
Biotechnology 0.1%
AbbVie, Inc. ,
2.60%, 11/21/2024 340,000 328,528
3.80%, 3/15/2025 750,000 730,080
2.95%, 11/21/2026 2,130,000 1,972,730
3,031,338
Broadline Retail 0.1%
Amazon.com, Inc. ,
3.30%, 4/13/2027 290,000 271,677
1.20%, 6/3/2027 1,200,000 1,040,060
eBay, Inc. ,
1.40%, 5/10/2026(d) 760,000 680,827
Prosus NV ,
Reg. S, 4.85%, 7/6/2027 560,000 516,241
3.06%, 7/13/2031(a) 1,050,000 756,373
3,265,178
Building Products 0.0%
†
Carrier Global Corp. ,
2.24%, 2/15/2025 153,000 145,674
Capital Markets 0.5%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 760,000 712,980
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 910,000 799,806
(SOFR + 2.21%), 5.64%,
5/19/2029(e) 460,000 442,818
Credit Suisse AG ,
2.95%, 4/9/2025 3,620,000 3,437,261
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 830,000 798,821
3.75%, 5/22/2025 3,880,000 3,739,485
Morgan Stanley ,
(SOFR + 0.46%), 5.77%,
1/25/2024(d)(e) 1,150,000 1,149,988
(SOFR + 1.16%), 3.62%,
4/17/2025(d)(e) 1,300,000 1,283,209
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 1,480,000 1,392,078
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 680,000 596,931
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.55%),
4.49%, 5/12/2026(a)(e) 330,000 319,816
14,673,193

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 109
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0.1%
MEGlobal BV ,
2.63%, 4/28/2028(a) 780,000 665,730
MEGlobal Canada ULC ,
Reg. S, 5.88%, 5/18/2030 620,000 603,725
OCP SA ,
Reg. S, 4.50%, 10/22/2025 930,000 888,894
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 860,000 764,643
2.88%, 5/11/2031(a) 250,000 185,398
3,108,390
Construction Materials 0.0%
†
Inversiones CMPC SA ,
Reg. S, 3.85%, 1/13/2030 1,490,000 1,270,228
Consumer Finance 0.2%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 940,000 836,157
6.10%, 1/15/2027(d) 740,000 727,862
American Express Co. ,
3.38%, 5/3/2024 740,000 730,868
3.95%, 8/1/2025 1,610,000 1,555,534
(SOFR + 0.97%), 5.39%,
7/28/2027(e) 460,000 450,505
4.05%, 5/3/2029(d) 130,000 118,907
(SOFR + 1.28%), 5.28%,
7/27/2029(d)(e) 460,000 441,557
John Deere Capital Corp. ,
4.95%, 7/14/2028 1,080,000 1,053,461
PACCAR Financial Corp. ,
1.10%, 5/11/2026 430,000 387,178
6,302,029
Diversified Telecommunication Services 0.1%
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 220,000 176,404
Verizon Communications, Inc. ,
2.63%, 8/15/2026 700,000 644,486
2.10%, 3/22/2028 1,700,000 1,450,098
2.36%, 3/15/2032 711,000 531,650
2,802,638
Electric Utilities 0.4%
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028 940,000 919,045
Comision Federal de
Electricidad ,
3.88%, 7/26/2033(a) 410,000 297,189
FirstEnergy Corp. ,
Series A, 1.60%, 1/15/2026 2,500,000 2,250,194
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025 240,000 238,872
Pacific Gas and Electric Co. ,
3.25%, 2/16/2024 4,070,000 4,034,392
Perusahaan Listrik Negara PT ,
5.45%, 5/21/2028(a) 880,000 853,516
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
Reg. S, 3.00%, 6/30/2030 530,000 430,542
Southern California Edison
Co. ,
Series E, 3.70%, 8/1/2025 1,360,000 1,305,968
4.90%, 6/1/2026 1,520,000 1,483,220
5.65%, 10/1/2028 630,000 623,818
12,436,756
Entertainment 0.1%
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025 700,000 676,550
6.41%, 3/15/2026 210,000 209,571
3.76%, 3/15/2027(d) 670,000 616,802
1,502,923
Financial Services 0.2%
Nationwide Building Society ,
0.55%, 1/22/2024(a) 1,460,000 1,442,320
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 1,510,000 1,355,567
PayPal Holdings, Inc. ,
1.65%, 6/1/2025(d) 2,280,000 2,139,557
Shell International Finance
BV ,
(CME Term SOFR 3
Month + 0.66%), 6.03%,
11/13/2023(e) 1,210,000 1,210,159
2.88%, 5/10/2026 280,000 263,650
6,411,253
Food Products 0.0%
†
Mondelez International, Inc. ,
1.50%, 5/4/2025(d) 440,000 412,054
Gas Utilities 0.0%
†
Promigas SA ESP ,
Reg. S, 3.75%, 10/16/2029 1,570,000 1,259,473
Ground Transportation 0.0%
†
Canadian Pacific Railway Co. ,
1.75%, 12/2/2026 1,360,000 1,209,334
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson & Co. ,
3.36%, 6/6/2024 454,000 446,794
Health Care Providers & Services 0.3%
Cigna Group (The) ,
3.25%, 4/15/2025 40,000 38,550
CVS Health Corp. ,
3.88%, 7/20/2025 3,060,000 2,960,153
5.00%, 1/30/2029(d) 1,660,000 1,589,089
Elevance Health, Inc. ,
4.90%, 2/8/2026 1,020,000 1,000,987
Humana, Inc. ,
4.50%, 4/1/2025 90,000 88,410
McKesson Corp. ,
4.90%, 7/15/2028 1,840,000 1,786,640
UnitedHealth Group, Inc. ,
1.15%, 5/15/2026(d) 300,000 270,850

110 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
3.70%, 5/15/2027 780,000 734,874
8,469,553
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 260,000 244,138
3.50%, 8/18/2026 185,000 169,357
McDonald's Corp. ,
3.30%, 7/1/2025 910,000 876,132
1.45%, 9/1/2025 80,000 74,153
3.70%, 1/30/2026 900,000 865,138
2,228,918
Industrial Conglomerates 0.1%
3M Co. ,
(CME Term SOFR 3
Month + 0.56%), 5.93%,
2/14/2024(e) 1,430,000 1,429,826
Honeywell International, Inc. ,
1.10%, 3/1/2027(d) 500,000 436,450
1,866,276
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025(d) 44,000 41,526
Guardian Life Global Funding ,
1.10%, 6/23/2025(a)(d) 150,000 138,903
MassMutual Global Funding II ,
4.15%, 8/26/2025(a) 200,000 194,619
New York Life Global Funding ,
0.95%, 6/24/2025(a) 100,000 92,463
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a) 2,120,000 2,034,030
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 510,000 471,918
2,973,459
Media 0.2%
Charter Communications
Operating LLC ,
(CME Term SOFR 3
Month + 1.91%), 7.28%,
2/1/2024(d)(e) 2,510,000 2,515,010
4.91%, 7/23/2025 1,050,000 1,026,668
Comcast Corp. ,
3.95%, 10/15/2025 1,120,000 1,086,138
4.15%, 10/15/2028(d) 270,000 252,223
CSC Holdings LLC ,
4.13%, 12/1/2030(a) 210,000 140,692
4.50%, 11/15/2031(a) 700,000 462,318
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 150,000 120,998
5.75%, 12/1/2028(a) 640,000 464,800
Fox Corp. ,
3.05%, 4/7/2025 1,370,000 1,315,118
3.50%, 4/8/2030(d) 130,000 110,241
7,494,206
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0.1%
ArcelorMittal SA ,
6.55%, 11/29/2027(d) 540,000 542,544
Freeport-McMoRan, Inc. ,
4.55%, 11/14/2024(d) 640,000 626,326
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 470,000 466,512
5.40%, 5/8/2028(a) 1,160,000 1,121,514
Southern Copper Corp. ,
3.88%, 4/23/2025 940,000 909,217
Vale Overseas Ltd. ,
6.88%, 11/21/2036 130,000 128,350
3,794,463
Oil, Gas & Consumable Fuels 0.9%
Columbia Pipelines Holding
Co. LLC ,
6.06%, 8/15/2026(a) 490,000 489,280
6.04%, 8/15/2028(a) 700,000 687,849
Continental Resources, Inc. ,
3.80%, 6/1/2024 450,000 443,208
2.27%, 11/15/2026(a) 270,000 239,258
4.38%, 1/15/2028(d) 480,000 442,241
Coterra Energy, Inc. ,
3.90%, 5/15/2027 440,000 410,249
Devon Energy Corp. ,
5.25%, 9/15/2024 560,000 555,518
5.85%, 12/15/2025 1,810,000 1,797,982
5.25%, 10/15/2027 820,000 794,374
Ecopetrol SA ,
5.38%, 6/26/2026 810,000 775,513
Energy Transfer LP ,
4.50%, 11/1/2023 1,160,000 1,160,000
4.50%, 4/15/2024 360,000 357,214
2.90%, 5/15/2025 1,420,000 1,352,687
5.55%, 2/15/2028 660,000 640,727
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 520,000 517,092
3.75%, 2/15/2025 640,000 623,058
3.70%, 2/15/2026 60,000 57,372
4.15%, 10/16/2028 590,000 548,351
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 900,000 874,804
EQT Corp. ,
6.13%, 2/1/2025(c) 438,000 436,655
3.13%, 5/15/2026(a) 315,000 291,731
3.90%, 10/1/2027 820,000 754,474
5.00%, 1/15/2029 20,000 18,650
Kinder Morgan Energy
Partners LP ,
4.30%, 5/1/2024 1,250,000 1,238,689
Kinder Morgan, Inc. ,
4.30%, 6/1/2025(d) 730,000 710,522
MPLX LP ,
4.00%, 2/15/2025 80,000 77,905
4.88%, 6/1/2025 720,000 705,830
1.75%, 3/1/2026 850,000 771,207
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 648,000 645,751
3.00%, 2/15/2027 264,000 237,037
8.50%, 7/15/2027(d) 1,372,000 1,461,825

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 111
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Petrobras Global Finance BV ,
5.75%, 2/1/2029 370,000 358,851
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,190,000 793,668
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 2,130,000 1,932,775
QazaqGaz NC JSC ,
Reg. S, 4.38%, 9/26/2027 1,430,000 1,303,388
Transcontinental Gas Pipe
Line Co. LLC ,
7.85%, 2/1/2026 990,000 1,022,137
Western Midstream Operating
LP ,
3.95%, 6/1/2025 410,000 394,305
4.50%, 3/1/2028 490,000 452,492
4.75%, 8/15/2028 250,000 232,558
6.35%, 1/15/2029 490,000 487,365
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 610,000 606,193
4.55%, 6/24/2024 700,000 692,737
28,393,522
Paper & Forest Products 0.0%
†
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 1,030,000 1,008,325
5.00%, 1/15/2030 320,000 287,779
1,296,104
Personal Care Products 0.1%
Haleon UK Capital plc ,
3.13%, 3/24/2025 540,000 519,060
Haleon US Capital LLC ,
3.38%, 3/24/2027 890,000 820,732
Kenvue, Inc. ,
5.05%, 3/22/2028 890,000 873,384
2,213,176
Pharmaceuticals 0.2%
Merck & Co., Inc. ,
1.45%, 6/24/2030 90,000 69,197
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026(d) 2,910,000 2,840,966
Pfizer, Inc. ,
0.80%, 5/28/2025 1,020,000 948,315
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 1,470,000 1,294,225
4.75%, 5/9/2027(d) 500,000 453,969
5.13%, 5/9/2029 300,000 261,750
5,868,422
Professional Services 0.0%
†
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 650,000 557,964
Semiconductors & Semiconductor Equipment 0.2%
Broadcom, Inc. ,
3.15%, 11/15/2025 720,000 682,033
3.14%, 11/15/2035(a) 830,000 585,480
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp. ,
1.60%, 8/12/2028(d) 1,020,000 853,566
5.13%, 2/10/2030 200,000 193,530
Microchip Technology, Inc. ,
0.98%, 9/1/2024 610,000 584,492
NXP BV ,
2.70%, 5/1/2025 1,810,000 1,720,197
Texas Instruments, Inc. ,
1.75%, 5/4/2030 340,000 271,038
TSMC Arizona Corp. ,
1.75%, 10/25/2026 850,000 763,051
5,653,387
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 840,000 801,312
4.50%, 5/6/2028 1,330,000 1,258,417
2,059,729
Specialty Retail 0.1%
AutoZone, Inc. ,
5.05%, 7/15/2026 1,140,000 1,120,625
Home Depot, Inc. (The) ,
2.50%, 4/15/2027 10,000 9,077
2.88%, 4/15/2027 160,000 147,002
Lowe's Cos., Inc. ,
2.50%, 4/15/2026 420,000 390,200
1.70%, 9/15/2028 770,000 636,997
2,303,901
Tobacco 0.1%
Altria Group, Inc. ,
2.35%, 5/6/2025 920,000 871,905
4.40%, 2/14/2026 146,000 141,206
2.63%, 9/16/2026 860,000 789,469
6.20%, 11/1/2028 250,000 248,608
BAT Capital Corp. ,
3.56%, 8/15/2027 114,000 103,346
BAT International Finance plc ,
1.67%, 3/25/2026 1,060,000 954,602
5.93%, 2/2/2029 460,000 447,308
Philip Morris International,
Inc. ,
1.50%, 5/1/2025 90,000 84,547
0.88%, 5/1/2026 580,000 516,233
4,157,224
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
0.70%, 2/15/2024 750,000 737,759
3.38%, 7/1/2025 90,000 85,425
1.88%, 8/15/2026 490,000 433,532
5.30%, 2/1/2028(d) 260,000 248,686
1,505,402
Transportation Infrastructure 0.0%
†
DP World Crescent Ltd. ,
4.85%, 9/26/2028(a) 950,000 897,777
Wireless Telecommunication Services 0.1%
Sprint LLC ,
7.13%, 6/15/2024 2,439,000 2,451,356

112 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 1,290,000 1,246,298
3.50%, 4/15/2031(d) 840,000 697,328
4,394,982
Total Corporate Bonds
(cost $216,079,017)
203,820,636
Exchange Traded Funds 1.8%
Shares
Debt Funds 0.2%
Vanguard Intermediate-Term
Corporate Bond ETF(d) 62,281 4,636,820
Vanguard Long-Term
Corporate Bond ETF(d) 12,199 833,802
5,470,622
Equity Funds 1.6%
Invesco QQQ Trust 7,124 2,499,598
iShares Core S&P 500 ETF(d) 5,257 2,207,624
iShares Russell 1000 ETF(d) 85,264 19,551,888
Vanguard High Dividend Yield
ETF(d) 55,222 5,547,050
Vanguard Russell 1000(d) 103,109 19,557,715
Vanguard Small-Cap ETF 2,877 512,250
49,876,125
Total Exchange Traded Funds
(cost $58,212,581)
55,346,747
Foreign Government Securities 0.2%
Principal
Amount ($)
ARGENTINA 0.0%
†
Argentine Republic,
1.00%, 7/9/2029 33,130 8,816
0.75%, 7/9/2030(c) 200 55
Provincia de Buenos Aires,
Reg. S, 6.37%, 9/1/2037(c) 670,000 216,116
6.37%, 9/1/2037(a)(c) 301,247 97,171
322,158
COLOMBIA 0.0%
†
Republic of Colombia,
3.25%, 4/22/2032 750,000 536,569
MEXICO 0.1%
Mex Bonos Desarr Fix Rt,
8.00%, 11/7/2047 MXN 26,410,000 1,187,959
United Mexican States,
3.50%, 2/12/2034 1,510,000 1,153,005
2,340,964
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028 1,000,000 896,921
3.16%, 1/23/2030 940,000 758,397
1,655,318
Foreign Government Securities
Principal
Amount ($) Value ($)
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.25%, 7/30/2024 300,000 294,051
6.25%, 5/23/2033(a) 250,000 196,935
490,986
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
4.38%, 1/23/2031 390,000 368,396
5.75%, 10/28/2034 910,000 910,625
1,279,021
Total Foreign Government Securities
(cost $7,351,839)
6,625,016
Mortgage-Backed Securities 1.6%
FHLMC UMBS Pool
Pool# RB5131
2.00%, 10/1/2041 843,775 663,807
Pool# RB5141
2.00%, 1/1/2042 87,561 68,866
Pool# RB5145
2.00%, 2/1/2042 176,395 138,039
Pool# QK1354
2.00%, 2/1/2042 175,240 137,279
Pool# SD2866
4.00%, 7/1/2049 95,678 84,575
Pool# SI2048
2.50%, 7/1/2050 97,430 75,355
Pool# SD2588
4.00%, 7/1/2050 94,752 83,777
Pool# QB4985
2.00%, 11/1/2050 149,316 110,551
Pool# SD7534
2.50%, 2/1/2051 951,900 748,628
Pool# SD0781
3.00%, 11/1/2051 653,499 526,621
Pool# QD2260
3.00%, 12/1/2051 84,192 67,947
Pool# QD7333
3.00%, 2/1/2052 91,222 73,260
Pool# RA7186
4.00%, 4/1/2052 1,062,369 924,856
Pool# RA7185
4.00%, 4/1/2052 623,613 541,188
Pool# SD8214
3.50%, 5/1/2052 742,793 618,883
Pool# SD2549
4.00%, 7/1/2052 92,921 81,735
Pool# SD1807
4.50%, 7/1/2052 661,285 593,698
Pool# QF3213
4.50%, 11/1/2052 375,467 335,577
Pool# SD2251
4.50%, 11/1/2052 289,085 258,385
Pool# SD2245
5.50%, 12/1/2052 95,982 91,129
Pool# QF4924
6.00%, 12/1/2052 177,008 172,987
Pool# SD2474
5.50%, 1/1/2053 91,670 87,096

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 113
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD2384
6.50%, 2/1/2053 455,312 453,778
Pool# SD2452
6.50%, 2/1/2053 183,714 182,884
Pool# SD2578
6.00%, 3/1/2053 94,087 91,951
Pool# RA8694
5.00%, 4/1/2053 387,048 359,031
Pool# QG2834
5.00%, 4/1/2053 94,092 86,791
Pool# SD2688
5.50%, 4/1/2053 287,930 273,413
Pool# SD2763
5.50%, 4/1/2053 192,379 182,573
Pool# QG1295
5.50%, 4/1/2053 98,218 93,233
Pool# SD2762
5.50%, 5/1/2053 290,571 275,966
Pool# SD2856
5.50%, 5/1/2053 95,470 90,638
Pool# SD3382
5.00%, 6/1/2053 195,506 180,348
Pool# SD3432
6.00%, 7/1/2053 97,780 95,578
Pool# SD3642
6.00%, 9/1/2053 197,252 193,124
FNMA Pool
Pool# AM8700
2.93%, 6/1/2030 18,707 16,239
Pool# BF0301
4.50%, 8/1/2058 287,615 258,378
FNMA UMBS Pool
Pool# MA4422
2.00%, 9/1/2041 1,327,878 1,044,722
Pool# MA4446
2.00%, 10/1/2041 417,267 327,924
Pool# MA4474
2.00%, 11/1/2041 170,037 134,190
Pool# MA4540
2.00%, 2/1/2042 87,699 68,983
Pool# MA4570
2.00%, 3/1/2042 88,685 69,301
Pool# MA4606
2.00%, 5/1/2042 90,997 71,122
Pool# FM3049
4.00%, 4/1/2044 367,075 325,178
Pool# FS4448
4.00%, 12/1/2044 94,146 83,442
Pool# FS1248
3.00%, 2/1/2047 1,075,773 904,886
Pool# CA2472
4.00%, 10/1/2048 172,478 151,238
Pool# CA5371
4.00%, 3/1/2050 166,210 145,660
Pool# BQ3331
2.00%, 8/1/2050 152,032 112,902
Pool# CA7257
2.50%, 10/1/2050 147,231 114,788
Pool# FM5313
2.50%, 10/1/2050 80,015 62,252
Pool# BR4052
2.00%, 2/1/2051 152,075 112,583
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8955
2.50%, 2/1/2051 407,515 315,276
Pool# FS1631
2.50%, 2/1/2051 265,338 205,286
Pool# FS4645
4.00%, 11/1/2051 93,084 80,667
Pool# FM9413
4.00%, 11/1/2051 66,992 58,005
Pool# BU2591
2.00%, 12/1/2051 365,037 268,025
Pool# FS4314
2.00%, 3/1/2052 95,725 71,036
Pool# FS0957
3.00%, 3/1/2052 719,764 577,047
Pool# CB3234
3.00%, 4/1/2052 361,303 290,602
Pool# BV5405
4.00%, 4/1/2052 82,779 72,093
Pool# CB3880
5.00%, 6/1/2052 87,747 81,438
Pool# BW0048
5.00%, 7/1/2052 170,544 157,710
Pool# CB4418
5.50%, 8/1/2052 83,108 79,042
Pool# BX0553
5.50%, 10/1/2052 90,366 85,882
Pool# BX2186
4.50%, 11/1/2052 485,528 433,935
Pool# FS3977
4.50%, 11/1/2052 374,511 334,721
Pool# FS3813
4.50%, 11/1/2052 118,820 106,215
Pool# CB5108
5.50%, 11/1/2052 762,352 723,848
Pool# CB5156
6.50%, 11/1/2052 91,913 91,821
Pool# CB5892
4.50%, 3/1/2053 96,029 85,819
Pool# FS4454
6.00%, 4/1/2053 93,328 91,231
Pool# FS4524
5.00%, 5/1/2053 96,692 89,195
Pool# FS4573
6.00%, 5/1/2053 288,482 281,227
Pool# FS5647
5.50%, 7/1/2053 196,703 186,921
Pool# FS5306
6.00%, 7/1/2053 97,912 96,130
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 1/25/2053 6,000,000 5,832,583
6.50%, 1/25/2053 4,700,000 4,666,932
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
5.50%, 1/25/2053 3,200,000 3,035,000
3.00%, 11/25/2053 700,000 560,007
4.00%, 11/25/2053 300,000 259,125
5.00%, 11/25/2053 1,600,000 1,475,000
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 48,622
41,761

114 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 76,656 66,596
Pool# MA5192
4.00%, 5/20/2048 110,447 98,720
Pool# MA5194
5.00%, 5/20/2048 113,421 107,272
Pool# MA5265
4.50%, 6/20/2048 324,660 297,721
Pool# 784985
3.50%, 9/20/2048 47,383 40,928
Pool# MA5530
5.00%, 10/20/2048 127,283 120,294
Pool# MA5597
5.00%, 11/20/2048 244,193 231,120
Pool# MA5711
4.50%, 1/20/2049 969,888 890,139
Pool# MA5817
4.00%, 3/20/2049 63,274 56,510
Pool# MA5876
4.00%, 4/20/2049 50,398 45,195
Pool# MA5878
5.00%, 4/20/2049 160,683 151,488
Pool# MA6287
5.00%, 11/20/2049 49,837 47,123
Pool# BS1728
4.00%, 1/20/2050 36,021 32,586
Pool# MA6413
5.00%, 1/20/2050 74,291 70,225
Pool# BM7534
3.50%, 2/20/2050 57,238 48,844
Pool# BS1742
4.00%, 2/20/2050 31,238 28,151
Pool# BS1757
4.00%, 3/20/2050 29,620 26,762
Pool# BS8420
4.00%, 4/20/2050 122,913 108,966
Pool# BT1888
2.50%, 12/20/2050 236,800 188,711
Pool# BS8546
2.50%, 12/20/2050 142,285 110,887
Pool# MA7192
2.00%, 2/20/2051 417,643 323,380
Pool# CD8312
2.50%, 5/20/2051 147,550 115,453
Pool# MA7368
3.00%, 5/20/2051 327,501 271,028
Pool# MA7590
3.00%, 9/20/2051 1,311,816 1,083,244
Pool# MA7648
Pool# 786082
3.00%, 11/20/2051 86,829 71,982
Pool# MA7768
3.00%, 12/20/2051 84,787 70,084
Pool# BZ4383
3.00%, 1/20/2052 132,562 107,993
Pool# 785944
3.00%, 2/20/2052 439,588 363,893
Pool# 786843
3.00%, 3/20/2052 196,756 160,959
Pool# 786107
3.00%, 3/20/2052 85,926 71,187
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 786077
3.00%, 3/20/2052 84,359 69,704
Pool# MA7989
3.50%, 4/20/2052 1,921,244 1,638,311
Pool# 786429
4.00%, 6/20/2052 94,577 83,633
Pool# MA8100
4.00%, 6/20/2052 92,877 81,675
Pool# CK9592
4.00%, 6/20/2052 92,658 81,728
Pool# MA8197
2.50%, 8/20/2052 538,185 429,263
Pool# MA8424
3.00%, 11/20/2052 187,620 154,772
Pool# MA8428
5.00%, 11/20/2052 477,826 445,433
Pool# MA8429
5.50%, 11/20/2052 472,361 452,424
Pool# MA8486
3.00%, 12/20/2052 277,900 229,383
Pool# MA8565
3.00%, 1/20/2053 9,486 7,824
Pool# MA8569
5.00%, 1/20/2053 484,525 451,552
Pool# 786474
5.00%, 1/20/2053 95,517 89,622
Pool# MA8642
2.50%, 2/20/2053 863,199 688,643
Pool# MA8726
5.50%, 3/20/2053 194,900 186,536
Pool# MA8798
4.00%, 4/20/2053 97,523 85,758
Pool# MA8801
5.50%, 4/20/2053 196,161 187,684
Pool# 786823
5.50%, 7/20/2053 99,672 95,601
Pool# 786835
5.50%, 8/20/2053 199,545 191,501
GNMA TBA
5.50%, 1/15/2053 600,000 573,750
6.00%, 1/15/2053 1,200,000 1,175,250
6.50%, 1/15/2053 900,000 895,289
3.50%, 11/15/2053 300,000 255,672
4.00%, 11/15/2053 800,000 703,156
4.50%, 11/15/2053 700,000 632,450
5.00%, 11/15/2053 700,000 651,301
6.00%, 11/15/2053 2,200,000 2,155,286
Total Mortgage-Backed Securities
(cost $54,611,427)
51,881,557

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 115
Purchased Options 0.1%
Number of
Contracts Value ($)
Call Options 0.0%
†
Equity 0.0%
†
Microsoft Corp. 12/15/2023
at USD 330.00, European
Style, Notional Amount:
USD 23,892,000 Morgan
Stanley Capital Services,
Inc.* 724 1,247,590
0
Future Interest Rate Options 0.0%
†
3 Month SOFR 12/15/2023
at USD 95.69, American
Style, Notional Amount:
USD 37,250,000 Exchange
Traded* 149 40,975
3 Month SOFR 6/14/2024
at USD 95.13, American
Style, Notional Amount:
USD 7,250,000 Exchange
Traded* 29 20,119
3 Month SOFR 9/13/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 12,150
3 Month SOFR 6/14/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 6,900
3 Month SOFR 9/12/2025
at USD 96.63, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 38,981
3 Month SOFR 6/13/2025
at USD 96.63, American
Style, Notional Amount:
USD 8,750,000 Exchange
Traded* 35 36,969
3 Month SOFR 3/14/2025
at USD 96.50, American
Style, Notional Amount:
USD 8,750,000 Exchange
Traded* 35 32,594
3 Month SOFR 3/14/2025
at USD 97.25, American
Style, Notional Amount:
USD 31,250,000 Exchange
Traded* 125 71,094
3 Month SOFR 12/13/2024
at USD 97.25, American
Style, Notional Amount:
USD 34,750,000 Exchange
Traded* 139 59,944
3 Month SOFR 12/13/2024
at USD 96.25, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 27,637
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month SOFR 9/13/2024
at USD 95.25, American
Style, Notional Amount:
USD 6,500,000 Exchange
Traded* 26 28,762
3 Month SOFR 9/13/2024
at USD 96.00, American
Style, Notional Amount:
USD 8,250,000 Exchange
Traded* 33 22,481
3 Month SOFR 9/13/2024
at USD 97.25, American
Style, Notional Amount:
USD 20,500,000 Exchange
Traded* 82 22,038
3 Month SOFR 6/14/2024
at USD 97.25, American
Style, Notional Amount:
USD 13,750,000 Exchange
Traded* 55 7,219
3 Month SOFR 6/14/2024
at USD 97.75, American
Style, Notional Amount:
USD 32,000,000 Exchange
Traded* 128 12,800
3 Month SOFR 3/15/2024
at USD 97.75, American
Style, Notional Amount:
USD 36,250,000 Exchange
Traded* 145 9,063
3 Month SOFR 3/15/2024
at USD 95.38, American
Style, Notional Amount:
USD 3,000,000 Exchange
Traded* 12 3,300
3 Month SOFR 3/15/2024
at USD 95.00, American
Style, Notional Amount:
USD 13,000,000 Exchange
Traded* 52 18,200
3 Month SOFR 12/15/2023
at USD 97.50, American
Style, Notional Amount:
USD 26,000,000 Exchange
Traded* 104 650
3 Month SOFR 12/12/2025
at USD 97.50, American
Style, Notional Amount:
USD 2,250,000 Exchange
Traded* 9 6,469
3 Month SOFR 9/12/2025
at USD 97.50, American
Style, Notional Amount:
USD 2,500,000 Exchange
Traded* 10 6,750
3 Month SOFR 6/13/2025
at USD 97.25, American
Style, Notional Amount:
USD 2,250,000 Exchange
Traded* 9 6,356

116 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
3 Month SOFR 3/14/2025
at USD 97.00, American
Style, Notional Amount:
USD 1,750,000 Exchange
Traded* 7 4,725
3 Month SOFR 6/14/2024
at USD 98.50, American
Style, Notional Amount:
USD 4,250,000 Exchange
Traded* 17 850
U.S. Treasury 10 Year Note
11/24/2023 at USD 107.00,
American Style, Notional
Amount: USD 6,600,000
Exchange Traded* 66 34,031
0
531,057
Put Options 0.1%
Equity Funds 0.0%
†
iShares Russell 2000 ETF
11/17/2023 at USD 171.00,
European Style, Notional
Amount: USD 27,137,700
JPMorgan Chase Bank NA* 1,587 1,069,803
0
Future Interest Rate Options 0.1%
3 Month SOFR 12/15/2023
at USD 96.00, American
Style, Notional Amount:
USD 5,250,000 Exchange
Traded* 21 36,881
3 Month SOFR 12/15/2023
at USD 95.88, American
Style, Notional Amount:
USD 20,500,000 Exchange
Traded* 82 121,975
U.S. Treasury 10 Year Note
11/24/2023 at USD 106.50,
American Style, Notional
Amount: USD 64,400,000
Exchange Traded* 644 664,125
U.S. Treasury 10 Year Note
11/24/2023 at USD 106.00,
American Style, Notional
Amount: USD 19,600,000
Exchange Traded* 196 153,125
U.S. Treasury 30 Year Bond
11/24/2023 at USD 106.00,
American Style, Notional
Amount: USD 1,600,000
Exchange Traded* 16 10,750
0
986,856
Total Purchased Options
(cost $4,000,648) 3,835,306
Purchased Swaptions 0.0%
†
Notional
Amount ($) Value ($)
Put Option 0.0%
†
Options purchased on interest rate swaps
0.0%
†
11-Year Interest Rate Swap
Pay 1 day SOFR Receive
3.95%,10/7/2024,Citigroup
Global Markets Ltd. 3,528,000 71,922
Total Purchased Swaptions
(cost $84,319) 71,922
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*^∞ 5,788 0
Aduro Biotech, Inc. CVR*^∞ 429 0
Akouos, Inc., CVR*^∞(d) 134 0
Albireo Pharma, Inc., CVR*^∞ 131 0
Chinook Therapeutics, Inc.,
CVR*^∞ 2,669 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 31 0
Radius Health, Inc., CVR*^∞ 294 0
0
Diversified Consumer Services 0.0%
†
Jounce Therapeutics, Inc.
CVR*^∞ 510 0
Financial Services 0.0%
†
Contra Costa County Board of
Education, CVR*^∞ 289 0
Health Care Equipment & Supplies 0.0%
†
ABIOMED, Inc., CVR*^∞ 2,271 0
IT Services 0.0%
†
Flexion, Inc.*^∞ 1,208 0
Pharmaceuticals 0.0%
†
CinCor Pharma, Inc., CVR*^∞ 103 0
Specialty Retail 0.0%
†
Lazydays Holdings,
Inc.,11/14/2023*^∞(d) 840 0
Total Rights
(cost $15,837) 0
U.S. Government Agency Security 0.1%
Principal
Amount ($)
FFCB, 3.38%, 8/26/2024 1,860,000 1,827,480
Total U.S. Government Agency Security
(cost $1,858,704)
1,827,480
U.S. Treasury Obligations 0.4%
U.S. Treasury Bonds
1.38%, 11/15/2040 (f) 1,660,000 935,630
4.38%, 8/15/2043 (f) 100,000 89,187
3.00%, 2/15/2049 (f) 180,000 123,898
2.88%, 5/15/2049 (f) 400,000 268,453
1.38%, 8/15/2050 2,770,000 1,260,999

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 117
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
1.63%, 11/15/2050 (f) 1,860,500 911,282
2.38%, 5/15/2051 (f) 690,000 411,008
1.88%, 11/15/2051 (f) 1,785,300 931,146
2.25%, 2/15/2052 (f) 191,000 109,937
3.00%, 8/15/2052 1,820,000 1,248,406
4.00%, 11/15/2052 1,680,000 1,403,981
3.63%, 2/15/2053 (f) 1,175,300 915,816
4.13%, 8/15/2053 (f) 1,450,000 1,240,430
U.S. Treasury Inflation Linked
Notes, 1.13%, 1/15/2033 (g) 4,210,000 3,844,038
U.S. Treasury Notes, 3.25%,
6/30/2029 60,000 55,085
Total U.S. Treasury Obligations
(cost $18,998,392)
13,749,296
Short-Term Investments 11.5%
Commercial Paper 11.5%
AES Corp. (The)
6.24%, 11/7/2023 18,050,000 18,028,232
6.25%, 11/8/2023 1,250,000 1,248,275
Arrow Electronics, Inc.
5.77%, 11/2/2023 11,700,000 11,696,186
5.98%, 11/9/2023 15,000,000 14,978,327
Brookfield Infrastructure
Holdings Canada, Inc.,
6.10%, 11/2/2023 36,250,000 36,239,079
Corp Andina de Fomento,
5.58%, 12/21/2023 35,000,000 34,730,220
Credit Agricole Corporate and
Investment Bank, 5.27%,
11/1/2023 26,800,000 26,795,953
Enel Finance America LLC,
5.73%, 1/24/2024 2,050,000 2,021,993
General Motors Financial Co.,
Inc., 5.74%, 11/21/2023 13,850,000 13,803,723
Glencore Funding LLC,
5.92%, 1/10/2024(a) 29,700,000 29,352,688
Harley-Davidson Financial
Services, Inc.
6.06%, 11/9/2023(a) 6,750,000 6,740,641
6.05%, 12/11/2023(a) 9,350,000 9,284,755
Mitsubishi HC Finance
America LLC, 5.71%,
11/20/2023 10,800,000 10,766,690
National Grid Holdings,
5.80%, 1/23/2024 7,050,000 6,953,676
National Grid North America,
Inc., 5.81%, 1/31/2024 26,000,000 25,621,648
Nutrien Ltd.
5.64%, 11/2/2023 14,050,000 14,045,736
5.70%, 11/30/2023(a) 10,500,000 10,449,064
5.74%, 12/14/2023(a) 8,450,000 8,391,979
Oglethorpe Power Corp.,
5.73%, 11/17/2023 14,350,000 14,311,111
Parker-Hannifin Corp., 5.64%,
11/28/2023(a) 10,750,000 10,703,683
Southern California Edison,
5.88%, 1/4/2024(a) 4,100,000 4,056,671
Short-Term Investments
Principal
Amount ($) Value ($)
Commercial Paper
Southern California Edison
Co., 5.87%, 1/3/2024(a) 30,250,000 29,935,370
VW Credit, Inc., 5.79%,
1/19/2024(a) 20,000,000 19,740,780
White Plains Capital Co. LLC,
5.79%, 12/27/2023(a) 2,750,000 2,724,604
362,621,084
Total Short-Term Investments
(cost $362,693,413)
362,621,084
Repurchase Agreements 0.8%
CF Secured, LLC
5.30%, dated
10/31/2023, due
11/1/2023, repurchase
price $20,173,018,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$20,576,478. (h)(i) 20,170,048 20,170,048
Goldman Sachs & Co.
5.24%, dated 10/31/2023,
due 11/1/2023,
repurchase price
$4,900,713, collateralized
by U.S. Government
Treasury Securities,
5.00%, maturing
10/31/2025; total market
value $5,010,000. (i) 4,900,000 4,900,000
Total Repurchase Agreements
(cost $25,070,048)
25,070,048
Total Investments
(cost $2,471,704,107) — 91.1%
2,876,483,206
Other assets in excess of
liabilities — 8.9% 282,661,669
NET ASSETS — 100.0%
$ 3,159,144,875

118 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $268,842,681 which represents 8.51% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2023.
(d) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan
as of October 31, 2023 was $122,654,457, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $20,170,048 and by
$105,119,005 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 11/7/2023 –
8/15/2053, a total value of $125,289,053.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2023.
(f) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(g) Principal amounts are not adjusted for inflation.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $20,170,048.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
CDO Collateralized Debt Obligations
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
CHF Switzerland Franc
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
USD United States Dollar

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 119
Centrally Cleared Credit default swap contracts outstanding - sell protection as of October 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
41-V1 5.00 Quarterly 12/20/2028 5.14 USD 7,905,000 59,392 (55,255) 4,137
Markit CDX
North American
Investment Grade
Index Series
41-V1 1.00 Quarterly 12/20/2028 0.79 USD 11,628,300 150,717 (28,429) 122,288
Total unrealized depreciation 210,109 (83,684) 126,425
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

120 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Centrally Cleared Interest rate swap contracts outstanding as of October 31, 2023 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 3.05% annually Rec 2/15/2048 USD 3,058,000 138,950 523,774 662,724
1 Day SOFR annually 2.97% annually Rec 6/29/2055 USD 2,685,000 (4,863) 507,324 502,461
1 Day SOFR annually 2.60% annually Rec 10/14/2027 USD 4,963,000 68,903 289,505 358,408
1 Day SOFR annually 2.60% annually Rec 2/15/2048 USD 6,895,000 458,146 1,514,284 1,972,430
1 Day SOFR annually 2.85% annually Rec 2/15/2029 USD 13,923,000 (65,484) 1,378,826 1,313,342
1 Day SOFR annually 3.15% annually Rec 5/15/2048 USD 9,046,000 75 1,785,664 1,785,739
Total unrealized appreciation 595,727 5,999,377 6,595,104
1 Day SOFR annually 4.00% annually Pay 2/29/2028 USD 47,143,000 9,946 (971,239) (961,293)
1 Day SOFR annually 3.13% annually Pay 6/29/2030 USD 11,272,000 3,042 (536,940) (533,898)
1 Day FEDERAL_FUNDS_
H15 At Termination
5.41% At
Termination Rec 1/31/2024 USD 106,133,000 – (3,559) (3,559)
1 Day SOFR annually 2.77% annually Pay 10/14/2024 USD 11,959,000 (38,352) (266,833) (305,185)
Total unrealized depreciation (25,364) (1,778,571) (1,803,935)
Net unrealized appreciation 570,363 4,220,806 4,791,169
– – –
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of October 31, 2023 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Goldman
Sachs Volatility
Carry Strategy
Index^∞
1 Day USD
SOFR + 0%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Goldman
Sachs
8/27/2024 USD 6,794,441 — 255,233 255,233
Goldman
Sachs Volatility
Carry Strategy
Index^∞
1 Day USD
SOFR + 0%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Goldman
Sachs
8/27/2024 USD 3,485,042 — 31,742 31,742
NeoGames SA
1 Day USD
SOFR +
0.35%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 80,802 — 689 689

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 121
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
NeoGames SA
1 Day USD
SOFR +
0.35%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 80,802 — 689 689
S&P 500
Decrease
in total
return of
reference
entity
1 Day USD
SOFR
- 0.47%
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
12/21/2023 USD 98,827,479 — 4,237,960 4,237,960
VanEak Gold
Miners
Decrease
in total
return of
reference
entity
1 Day USD
SOFR
- 0.3%
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 454,267 — — —
VanEak Gold
Miners
Decrease
in total
return of
reference
entity
1 Day USD
SOFR
- 0.2%
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 1,025,653 — — —
VanEak Gold
Miners
Decrease in
total return
of reference
entity
1 Day USD
SOFR
- 2.1%
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 755,160 — — —
VanEak Gold
Miners
Decrease
in total
return of
reference
entity
1 Day USD
SOFR
- 0.3%
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 778,848 — — —
Total unrealized appreciation — 4,526,313 4,526,313
Abcam plc
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 680,190 — (2,538) (2,538)

122 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Albertsons
Cos., Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 333,540 — (10,744) (10,744)
Albertsons
Cos., Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 343,553 — (11,066) (11,066)
Albertsons
Cos., Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 468,270 — (15,084) (15,084)
Albertsons
Cos., Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 522,135 — (16,819) (16,819)
Albertsons
Cos., Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 572,220 — (18,432) (18,432)
Amedisys, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 416,938 — (7,069) (7,069)
Amedisys, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 474,895 — (8,052) (8,052)
Amedisys, Inc.
1 Day USD
SOFR
+ 0.4%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 956,385 — (16,284) (16,284)

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 123
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Capri Holdings
Ltd.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 533,235 — (5,708) (5,708)
iRobot Corp.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 424,133 — (61,166) (61,166)
Mirati
Therapeutics,
Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 519,494 — (7,660) (7,660)
PNM
Resources, Inc.
1 Day USD
SOFR +
0.32%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
4/17/2024 USD 345,454 — (17,702) (17,702)
PNM
Resources, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 436,768 — (22,362) (22,362)
Russell 1000
Index
1 Day USD
FEDERAL_
FUNDS_
H15 +
5.34%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/1/2024 USD 369,915,308 — (10,887,592) (10,887,592)
Russell 3000
Index
1 Day USD
SOFR +
0.27%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Bank of
America NA
11/10/2023 USD 418,102,013 — (15,911,129) (15,911,129)
Russell 3000
Index
1 Day USD
SOFR +
0.47%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly JPMorgan
Chase Bank
NA
12/21/2023 USD 98,512,863 — (4,380,390) (4,380,390)

124 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 3000
Index
1 Day USD
SOFR +
0.51%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Goldman
Sachs
1/23/2024 USD 379,503,261 — (16,880,161) (16,880,161)
Seagen, Inc.
1 Day USD
SOFR
+ 0.4%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 304,742 — (3,606) (3,606)
Seagen, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 371,579 — (4,370) (4,370)
Seagen, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 413,487 — (4,863) (4,863)
Seagen, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 413,702 — (4,865) (4,865)
Seagen, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 538,135 — (6,329) (6,329)
Seagen, Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 714,791 — (8,406) (8,406)
Sovos Brands,
Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 349,168 — (12,252) (12,252)

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 125
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Sovos Brands,
Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 683,879 — (20,348) (20,348)
SP Plus Corp.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 693,193 — (11,685) (11,685)
Spirit Airlines,
Inc.
1 Day USD
SOFR
+ 0.2%
Decrease in
total return
of reference
entity
Increase
in total
return of
reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/17/2024 USD 395,884 — (123,314) (123,314)
Total unrealized depreciation — (48,479,996) (48,479,996)
Net unrealized depreciation — (43,953,683) (43,953,683)
* There are no upfront payments (receipts) on the swap contracts listed above.
∞ Fair valued security.
^ Value determined using significant unobservable inputs.
As of October 31, 2023, the Fund had $52,460,800 segregated as collateral for swap contracts.
Abbreviation :
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar

126 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Forward Foreign Currency Contracts outstanding as of October 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 118,163,648 JPY 17,154,000,000 Morgan Stanley Co., Inc. 12/20/2023 4,039,322
Total unrealized appreciation 4,039,322
JPY 1,030,000,000 USD 6,957,752 Morgan Stanley Co., Inc. 12/20/2023 (105,237)
CAD 1,690,916 USD 1,241,276 Bank of America NA 1/19/2024 (20,192)
JPY 282,741,620 USD 1,918,629 Citibank NA 1/19/2024 (28,067)
USD 157,910 EUR 149,000 Citibank NA 1/19/2024 (349)
USD 87,882 MXN 1,612,825 JPMorgan Chase Bank NA 1/19/2024 (369)
Total unrealized depreciation (154,214)
Net unrealized appreciation 3,885,108
Currency:
CAD Canadian dollar
EUR Euro
JPY Japanese yen
MXN Mexican peso
USD United States dollar

Nationwide Multi-Cap Portfolio - October 31, 2023 - Statement of Investments - 127
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Volatility Index 4,929 11/2023 EUR 10,143,904 (716,112)
EURO STOXX 50 Index 66 12/2023 EUR 2,842,268 (139,249)
Euro-Bobl 21 12/2023 EUR 2,583,975 (14,366)
NASDAQ 100 E-Mini Index 91 12/2023 USD 26,372,255 (2,149,867)
Russell 2000 E-Mini Index 15 12/2023 USD 1,251,300 (62,845)
Russell 2000 E-Mini Index 166 12/2023 USD 13,847,720 (1,686,584)
Russell 2000 E-Mini Index 301 12/2023 USD 25,109,420 (3,137,532)
S&P 500 E-Mini Index 245 12/2023 USD 51,600,063 (3,848,918)
S&P 500 E-Mini Index 451 12/2023 USD 9,498,624 (260,548)
TOPIX Index 45 12/2023 JPY 6,691,737 (318,637)
U.S. Treasury 2 Year Note 1 12/2023 USD 202,422 (735)
U.S. Treasury 5 Year Note 556 12/2023 USD 58,088,969 (518,272)
U.S. Treasury 10 Year Note 181 12/2023 USD 19,217,109 (119,035)
U.S. Treasury 10 Year Note 1,091 12/2023 USD 115,833,516 (3,685,109)
U.S. Treasury Ultra Bond 154 12/2023 USD 17,334,625 (1,223,829)
3 Month SOFR 217 3/2025 USD 51,730,088 (460,062)
3 Month SOFR 347 3/2026 USD 83,158,550 (238,841)
Total long contracts (18,580,541)
Short Contracts
CBOE Volatility Index (483) 11/2023 USD (8,755,244) 1,131,978
Russell 2000 Micro E-Mini Index (409) 12/2023 USD (3,411,878) 337,532
S&P 500 E-Mini Index (1,302) 12/2023 USD (27,421,747) 1,497,273
TOPIX Index (682) 12/2023 JPY (101,416,988) 3,227,780
U.S. Treasury 2 Year Note (584) 12/2023 USD (118,214,376) 448,974
U.S. Treasury 5 Year Note (2,780) 12/2023 USD (290,444,845) 4,579,116
U.S. Treasury 10 Year Ultra Note (317) 12/2023 USD (34,498,516) 1,792,663
U.S. Treasury Long Bond (127) 12/2023 USD (13,898,562) 1,335,265
XAP Consumer Staples Index (5) 12/2023 USD (343,200) (6,447)
3 Month SOFR (371) 3/2024 USD (87,704,400) 760,043
3 Month SOFR (34) 6/2024 USD (8,043,125) (4,381)
Total short contracts 15,099,796
Net contracts (3,480,745)
As of October 31, 2023, the Fund had $11,968,703 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar

128 - Statement of Investments - October 31, 2023 - Nationwide Multi-Cap Portfolio
Written Call Options Contracts as of October 31, 2023 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
iShares Russell 2000 ETF
JPMorgan Chase
Bank NA 1,587 USD 30,470,400 USD 192.00 11/17/2023 (229)
Microsoft Corp.
Morgan Stanley
Capital Services, Inc. 724 USD 26,064,000 USD 360.00 12/15/2023 (258,188)
U.S. Treasury 10 Year Note Exchange Traded 518 USD 51,800,000 USD 110.00 11/24/2023 (32,375)
U.S. Treasury 10 Year Note Exchange Traded 322 USD 32,200,000 USD 110.50 11/24/2023 (20,125)
U.S. Treasury 30 Year Bond Exchange Traded 29 USD 2,900,000 USD 111.00 11/24/2023 (34,891)
Total written call options contracts (345,808)
Written Put Options Contracts as of October 31, 2023 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month SOFR Exchange Traded 109 USD 27,250,000 USD 95.25 12/15/2023 (40,875)
3 Month SOFR Exchange Traded 43 USD 10,750,000 USD 95.38 12/15/2023 (23,650)
iShares Russell 2000 ETF
JPMorgan Chase
Bank NA 1,587 USD 25,709,400 USD 162.00 11/17/2023 (309,740)
Microsoft Corp.
Morgan Stanley
Capital Services, Inc. 724 USD 19,186,000 USD 265.00 12/15/2023 (30,547)
U.S. Treasury 10 Year Note Exchange Traded 196 USD 19,600,000 USD 104.50 11/24/2023 (55,125)
U.S. Treasury 10 Year Note Exchange Traded 644 USD 64,400,000 USD 105.00 11/24/2023 (261,625)
U.S. Treasury 30 Year Bond Exchange Traded 32 USD 3,200,000 USD 103.00 11/24/2023 (7,000)
Total written put options contracts (728,562)
Total Written Options Contracts (Premiums Received ($1,401,688)) (1,074,370)
Currency:
USD United States dollar
Written Swaptions
Description
Rate Paid
by the
Fund
Rate
Received
by the Fund Counterparty
Expiration
Date
Exercise
Rate
Notional
Amount Value($)
Put
11-Year Interest Rate
Swap
5.00%
annually
1 Day SOFR
daily
Citigroup Global
Markets Ltd. 10/7/2024 5.00 % USD 3,528,000 (70,935)
Total Written Swaptions (Premiums Received (82,908))
(70,935)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2023 - Statement of Investments - 129
Common Stocks 97 .1%
Shares Value ($)
Automobile Components 1 .0%
Lear Corp. 33,315 4,322,954
Automobiles 1 .5%
General Motors Co. 228,780 6,451,596
Banks 1 .4%
Comerica, Inc. 60,143 2,369,634
KeyCorp 388,283 3,968,252
6,337,886
Beverages 1 .5%
Monster Beverage Corp.* 128,068 6,544,275
Biotechnology 2 .8%
Exelixis, Inc.* 198,207 4,081,082
Incyte Corp.* 56,019 3,021,105
Ionis Pharmaceuticals, Inc.* 14,153 626,553
Neurocrine Biosciences, Inc.* 33,527 3,719,485
Ultragenyx Pharmaceutical,
Inc.* 26,552 939,941
12,388,166
Broadline Retail 1 .4%
Amazon.com, Inc.* 45,724 6,085,407
Building Products 0 .4%
Trane Technologies plc 9,759 1,857,235
Capital Markets 2 .7%
Evercore, Inc., Class A 4,574 595,443
FactSet Research Systems,
Inc. 10,845 4,683,847
Interactive Brokers Group,
Inc., Class A 27,587 2,208,891
LPL Financial Holdings, Inc. 14,974 3,361,963
Nasdaq, Inc. 16,878 837,149
11,687,293
Chemicals 2 .8%
Dow, Inc. 111,466 5,388,266
Eastman Chemical Co. 27,676 2,068,228
Huntsman Corp. 131,300 3,063,229
International Flavors &
Fragrances, Inc. 28,694 1,961,235
12,480,958
Communications Equipment 1 .3%
F5, Inc.* 14,071 2,133,023
Juniper Networks, Inc. 133,840 3,602,973
5,735,996
Construction & Engineering 1 .1%
AECOM 59,973 4,590,933
Consumer Finance 1 .4%
SLM Corp. 131,709 1,712,217
Synchrony Financial 163,905 4,597,535
6,309,752
Consumer Staples Distribution & Retail 1 .2%
Kroger Co. (The) 111,086 5,039,972
Electric Utilities 3 .5%
Exelon Corp. 144,919 5,643,146
NRG Energy, Inc. 123,969 5,253,806
Pinnacle West Capital Corp. 60,659 4,499,685
15,396,637
Common Stocks
Shares Value ($)
Entertainment 1 .2%
Live Nation Entertainment,
Inc.* 62,091 4,968,522
Playtika Holding Corp.* 29,709 249,555
5,218,077
Financial Services 5 .4%
Fidelity National Information
Services, Inc. 117,150 5,753,236
Mastercard, Inc., Class A 30,110 11,331,899
PayPal Holdings, Inc.* 130,875 6,779,325
23,864,460
Food Products 1 .9%
Archer-Daniels-Midland Co. 79,334 5,677,934
Tyson Foods, Inc., Class A 55,688 2,581,139
8,259,073
Ground Transportation 1 .0%
Landstar System, Inc. 3,448 568,162
Lyft, Inc., Class A* 236,534 2,169,017
Old Dominion Freight Line, Inc. 4,793 1,805,331
4,542,510
Health Care Equipment & Supplies 1 .5%
Edwards Lifesciences Corp.* 87,373 5,567,408
Tandem Diabetes Care, Inc.* 69,393 1,200,499
6,767,907
Health Care Providers & Services 4 .7%
DaVita, Inc.* 58,593 4,525,137
Elevance Health, Inc. 1,541 693,589
Humana, Inc. 15,129 7,922,906
McKesson Corp. 4,558 2,075,531
Molina Healthcare, Inc.* 4,678 1,557,540
Premier, Inc., Class A 63,176 1,214,243
Tenet Healthcare Corp.* 48,961 2,629,206
20,618,152
Hotels, Restaurants & Leisure 4 .9%
Airbnb, Inc., Class A* 20,107 2,378,457
Booking Holdings, Inc.* 1,903 5,308,533
Domino's Pizza, Inc. 14,940 5,064,511
Expedia Group, Inc.* 54,876 5,229,134
MGM Resorts International 94,308 3,293,235
21,273,870
Independent Power and Renewable Electricity Producers
1 .2%
Vistra Corp. 164,780 5,391,602
Insurance 5 .8%
Allstate Corp. (The) 53,022 6,793,709
Brighthouse Financial, Inc.* 26,108 1,182,692
Everest Group Ltd. 10,560 4,177,747
Hanover Insurance Group, Inc.
(The) 12,024 1,409,333
Hartford Financial Services
Group, Inc. (The) 6,016 441,875
Lincoln National Corp. 172,040 3,745,311
Reinsurance Group of
America, Inc. 17,142 2,562,215
W R Berkley Corp. 74,914 5,050,702
25,363,584
Interactive Media & Services 4 .7%
Alphabet, Inc., Class C* 63,462 7,951,789

130 - Statement of Investments - October 31, 2023 - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks
Shares Value ($)
Interactive Media & Services
Meta Platforms, Inc., Class A* 42,072 12,675,031
20,626,820
IT Services 4 .0%
Cognizant Technology
Solutions Corp., Class A 84,121 5,423,281
EPAM Systems, Inc.* 4,328 941,643
GoDaddy, Inc., Class A* 39,523 2,894,269
Kyndryl Holdings, Inc.* 147,067 2,151,590
Twilio, Inc., Class A* 21,520 1,103,115
VeriSign, Inc.* 25,848 5,160,812
17,674,710
Machinery 3 .0%
AGCO Corp. 32,281 3,701,339
Oshkosh Corp. 41,089 3,604,738
Otis Worldwide Corp. 78,457 6,057,665
13,363,742
Media 0 .3%
Paramount Global, Class B 100,876 1,097,531
Metals & Mining 0 .1%
MP Materials Corp.* 17,471 286,524
Multi-Utilities 0 .5%
DTE Energy Co. 22,529 2,171,345
Oil, Gas & Consumable Fuels 2 .6%
Marathon Oil Corp. 105,725 2,887,350
Marathon Petroleum Corp. 4,080 617,100
Valero Energy Corp. 61,395 7,797,165
11,301,615
Paper & Forest Products 0 .4%
Louisiana-Pacific Corp. 37,696 1,933,051
Personal Care Products 0 .0%
†
Olaplex Holdings, Inc.* 17,400 24,708
Pharmaceuticals 0 .5%
Organon & Co. 156,865 2,320,033
Professional Services 0 .1%
TriNet Group, Inc.* 6,026 619,172
Residential REITs 0 .7%
Camden Property Trust 36,922 3,133,939
Semiconductors & Semiconductor Equipment 5 .5%
Cirrus Logic, Inc.* 7,816 523,125
Enphase Energy, Inc.* 9,894 787,365
Intel Corp. 194,645 7,104,542
NVIDIA Corp. 29,031 11,838,842
Qorvo, Inc.* 16,480 1,440,682
Teradyne, Inc. 30,923 2,574,958
24,269,514
Software 11 .3%
Atlassian Corp., Class A* 28,867 5,214,535
Crowdstrike Holdings, Inc.,
Class A* 26,502 4,684,759
DocuSign, Inc., Class A* 28,814 1,120,288
Dropbox, Inc., Class A* 112,034 2,946,494
Fortinet, Inc.* 107,362 6,137,885
Microsoft Corp. 63,036 21,313,102
Nutanix, Inc., Class A* 73,149 2,647,262
Qualys, Inc.* 12,108 1,851,919
Smartsheet, Inc., Class A* 34,191 1,351,912
Common Stocks
Shares Value ($)
Software
Tenable Holdings, Inc.* 26,301 1,107,535
Zscaler, Inc.* 8,656 1,373,621
49,749,312
Specialized REITs 0 .1%
SBA Communications Corp.,
Class A 2,378 496,122
Specialty Retail 2 .4%
Advance Auto Parts, Inc. 45,651 2,375,221
AutoZone, Inc.* 3,220 7,976,359
10,351,580
Technology Hardware, Storage & Peripherals 7 .9%
Apple, Inc. 177,666 30,340,023
HP, Inc. 160,921 4,237,050
34,577,073
Textiles, Apparel & Luxury Goods 1 .4%
Lululemon Athletica, Inc.* 15,540 6,114,679
Total Investments
(cost $430,162,132) — 97.1% 426,639,765
Other assets in excess of liabilities — 2.9% 12,648,973
NET ASSETS — 100.0%
$ 439,288,738
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2023 - Statement of Investments - 131
OTC Total return swap contracts outstanding as of October 31, 2023 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
10X Genomics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 23,162 26,173 26,173
Advance Auto Parts,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 20,301 48,316 48,316
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 7,287 29,294 29,294
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 39,731 166,870 166,870
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 6,397 12,154 12,154
Alteryx, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 21,791 11,985 11,985
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 13,428 43,507 43,507
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 10,691 31,111 31,111
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 42,188 107,579 107,579
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 18,951 41,458 41,458
Autodesk, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 14,436 35,801 35,801
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 66,385 26,554 26,554
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 20,102 18,494 18,494
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 64,165 82,773 82,773
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 1,168 50,691 50,691
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 19,561 12,910 12,910
Builders FirstSource,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 13,068 29,534 29,534
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 995 1,890 1,890
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 74,606 4,476 4,476

132 - Statement of Investments - October 31, 2023 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Certara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 45,638 3,651 3,651
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 2,895 1,708 1,708
Cognizant
Technology
Solutions Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 8,341 9,759 9,759
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 8,536 16,389 16,389
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 755 347 347
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 6,414 2,245 2,245
Dow, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 12,983 2,986 2,986
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 108,375 39,015 39,015
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 27,433 11,590 11,590
DXC Technology Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 163,936 101,640 101,640
Eastman Chemical
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 30,052 88,353 88,353
Edwards
Lifesciences Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 4,043 8,126 8,126
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 25,751 16,545 16,545
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,124 79,314 79,314
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 20,592 71,660 71,660
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 4,803 56,627 56,627
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 39,867 15,548 15,548
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 17,999 32,758 32,758
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 606 6,951 6,951

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2023 - Statement of Investments - 133
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Five9, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 28,625 36,354 36,354
Fluor Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 15,653 – –
Fox Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 145,284 138,020 138,020
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 41,303 19,412 19,412
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 20,008 31,413 31,413
Guidewire Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 16,406 67,921 67,921
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 4,700 17,672 17,672
Hartford Financial
Services Group, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 57,154 173,748 173,748
HP, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 14,294 10,756 10,756
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 400 5,754 5,754
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 26,432 12,621 12,621
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 14,334 21,788 21,788
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 30,042 41,758 41,758
Intel Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 50,637 48,612 48,612
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 7,005 5,884 5,884
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 5,756 1,266 1,266
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,559 68,083 68,083
Kroger Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 7,118 6,691 6,691
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 3,975 6,996 6,996

134 - Statement of Investments - October 31, 2023 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lennar Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 15,605 50,950 50,950
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 23,670 21,303 21,303
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,960 5,846 5,846
Lululemon Athletica,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 888 5,914 5,914
Marathon Petroleum
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 49,210 258,352 258,352
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 13,917 20,180 20,180
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 13,601 108,128 108,128
Medpace Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 5,005 38,088 38,088
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,873 31,203 31,203
MGM Resorts
International
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 7,353 5,074 5,074
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,596 96,247 96,247
MKS Instruments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 16,709 25,231 25,231
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 17,856 21,427 21,427
Mueller Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 36,918 4,061 4,061
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 24,836 27,258 27,258
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 17,660 49,448 49,448
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 769 23,378 23,378
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 10,798 27,103 27,103
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 18,801 26,321 26,321

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2023 - Statement of Investments - 135
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Paramount Global OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 193,249 40,282 40,282
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 1,504 1,940 1,940
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 33,522 – –
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 2.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 21,798 218 218
Power Integrations,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 18,740 12,556 12,556
Qualys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 12,494 9,246 9,246
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 4,000 17,480 17,480
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 68,901 16,536 16,536
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 20,146 93,075 93,075
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 89,654 17,034 17,034
Smartsheet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 8,816 12,695 12,695
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 842 1,625 1,625
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 15,858 10,783 10,783
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 40,575 21,099 21,099
TPG, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 4 3 3
Twilio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,687 12,505 12,505
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 38,387 28,023 28,023
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 41,813 108,296 108,296
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 3.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 67,892 6,625 6,625

136 - Statement of Investments - October 31, 2023 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Valvoline, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 73,182 21,223 21,223
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 3,065 21,547 21,547
Virtu Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 67,633 13,527 13,527
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 10,482 9,497 9,497
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,646 31,562 31,562
– –
Total unrealized appreciation 3,414,420 3,414,420
– –
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 10,580 (7,829) (7,829)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 14,258 (21,102) (21,102)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 23,009 (47,629) (47,629)
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 20,909 (14,218) (14,218)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 245,193 (126,687) (126,687)
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 8,562 (12,586) (12,586)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 136,717 (205,438) (205,438)
APA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,546 (1,847) (1,847)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 9,261 (25,560) (25,560)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 12,562 (8,291) (8,291)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 54,834 (16,999) (16,999)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 967 (282) (282)
Bright Horizons
Family Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 8,887 (16,708) (16,708)
Broadcom, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 2,551 (7,155) (7,155)

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2023 - Statement of Investments - 137
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 29,738 (57,394) (57,394)
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 7,571 (29,073) (29,073)
Catalent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 62,281 (307,045) (307,045)
Ceridian HCM
Holding, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 24,996 (15,498) (15,498)
Chesapeake Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 3,204 (929) (929)
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,146 (9,969) (9,969)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 20,610 (27,617) (27,617)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 16,480 (34,443) (34,443)
Clean Harbors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 1,222 (3,238) (3,238)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 5,934 (8,011) (8,011)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 44,725 (20,126) (20,126)
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 83,803 (38,549) (38,549)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 10,537 (46,468) (46,468)
DISH Network Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 11,933 (2,625) (2,625)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 18,150 (5,808) (5,808)
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 4,092 (11,990) (11,990)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 14,427 (26,978) (26,978)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 22,259 (28,714) (28,714)
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 7,373 (31,114) (31,114)

138 - Statement of Investments - October 31, 2023 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,226 (54,446) (54,446)
Ford Motor Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 28,427 (1,706) (1,706)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 115,010 (150,663) (150,663)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 128,723 (19,308) (19,308)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 63,856 (29,798) (29,798)
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 34,436 (16,874) (16,874)
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 153,376 (30,287) (30,287)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 57,950 (1,739) (1,739)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 1,048 (2,756) (2,756)
Kite Realty Group
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 80,981 (134,428) (134,428)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 8,917 (11,592) (11,592)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 31,842 (22,608) (22,608)
Liberty Media Corp-
Liberty Formula One
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 33,714 (11,126) (11,126)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 3,676 (19,336) (19,336)
Lucid Group, Inc. Increases in total
return of reference
entity
OBFR - 10.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 29,379 (2,350) (2,350)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 46,277 (4,165) (4,165)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 18,758 (375) (375)
Maximus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 9,752 (16,481) (16,481)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 11,454 (36,080) (36,080)

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2023 - Statement of Investments - 139
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 8,309 (57,748) (57,748)
MP Materials Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 22,499 (2,250) (2,250)
MSA Safety, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 2,300 (644) (644)
Natera, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 17,156 (20,759) (20,759)
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 36,592 (3,659) (3,659)
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 274,265 (57,596) (57,596)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 130,367 (11,733) (11,733)
Omega Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 39,026 (32,001) (32,001)
Organon & Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 17,032 (2,895) (2,895)
Paycor HCM, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 44,295 (4,430) (4,430)
Polaris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 663 (762) (762)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,722 (42,147) (42,147)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 8,282 (30,975) (30,975)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 14,058 (210,589) (210,589)
Rexford Industrial
Realty, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 44,603 (76,271) (76,271)
Ryan Specialty
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 7,796 (15,826) (15,826)
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 7,194 (49,135) (49,135)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 27,337 (18,589) (18,589)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 66,579 (9,987) (9,987)

140 - Statement of Investments - October 31, 2023 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SouthState Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 7,101 (2,840) (2,840)
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 4,408 (26,977) (26,977)
SS&C Technologies
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 26,497 (40,805) (40,805)
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 62,829 (50,891) (50,891)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 23,300 (49,163) (49,163)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 11,873 (8,192) (8,192)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 5,895 (22,873) (22,873)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 30,101 (17,158) (17,158)
TFS Financial Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 17,774 (3,199) (3,199)
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,046 (37,089) (37,089)
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 1,273 (1,897) (1,897)
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 18,140 (19,454) (19,454)
Viasat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 51,853 (17,111) (17,111)
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 80,771 (78,752) (78,752)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 221,416 (86,352) (86,352)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 52,592 (61,007) (61,007)
Welltower, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 28,681 (64,819) (64,819)
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 14,737 (19,895) (19,895)

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2023 - Statement of Investments - 141
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 41,508 (28,227) (28,227)
– –
Total unrealized depreciation (3,068,735) (3,068,735)
– –
Net unrealized appreciation 345,685 345,685
Financing Costs of Swap Contracts (3,985) (3,985)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 341,700 341,700
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

142 - Statements of Assets and Liabilities - October 31, 2023 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Assets:
Investment securities, at value
*
$ 955,072,425
Repurchase agreements, at value 2,153,768
Cash 78,557,873
Cash pledged for swap contracts 1,718,690
Deposits with broker for futures contracts 841,964
Foreign currencies, at value 21
Interest and dividends receivable 6,615,855
Security lending income receivable 2,781
Receivable for investments sold 123,856,152
Receivable for capital shares issued —
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts —
Receivable for variation margin on centrally cleared swap contracts 1,231,474
Unrealized appreciation on forward foreign currency contracts (Note 2) 184,583
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 3,175
Total Assets 1,170,238,761
Liabilities:
Payable for investments purchased 209,162,334
Payable for capital shares redeemed 653,311
Payable for variation margin on futures contracts 93,897
Cash collateral pledged by counterparty for swap contracts —
Written options, at value (Note 2) —
Swap contracts, at value (Note 2) —
TBA Sale Commitments, at value (Note 2) 39,216,907
Unrealized depreciation on forward foreign currency contracts (Note 2) 225,223
Payable upon return of securities loaned (Note 2) 2,153,768
Accrued expenses and other payables:
Investment advisory fees 206,643
Fund administration fees 26,198
Accounting and transfer agent fees 8,605
Trustee fees 3,163
Due to broker —
Custodian fees 9,668
Compliance program costs (Note 3) 379
Professional fees 25,650
Printing fees 7,166
Other 2,891
Total Liabilities 251,795,803
Net Assets $ 918,442,958
* Includes value of securities on loan (Note 2) 2,091,441
Cost of investment securities 1,062,903,435
Cost of repurchase agreements 2,153,768
Cost of foreign currencies 22
Premiums of written options —
Represented by:
Capital $ 1,091,063,697
Total distributable earnings (loss) (172,620,739)
Net Assets $ 918,442,958

1940 Act Funds - October 31, 2023 - Statements of Assets and Liabilities - 143
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 786,408,055 $ 2,851,413,158 $ 426,639,765
19,773,015 25,070,048 —
8,206,113 295,444,467 15,488,673
— 52,460,800 —
— 16,532,566 —
— 3,707,063 —
615,484 6,120,537 327,156
898 29,975 —
3,805,255 34,201,648 —
57,682 166,961 —
— 4,526,313 3,414,420
— 240,321 —
— 378,908 132,597
— 4,039,322 —
— — 160,572
— 15,500 1,715
818,866,502 3,294,347,587 446,164,898
4,191,446 63,712,536 2,918,085
75,695 261,353 453,370
— — —
— 370,000 —
— 1,145,305 —
— 48,479,996 3,072,720
— — —
— 154,214 —
19,773,015 20,170,048 —
151,933 560,475 311,246
15,215 128,333 74,696
1,160 17,109 580
2,780 11,060 1,530
— — 5,327
257 85 8,354
406 1,058 179
6,357 95,479 25,447
2,118 76,634 2,942
3,036 19,027 1,684
24,223,418 135,202,712 6,876,160
$ 794,643,084 $ 3,159,144,875 $ 439,288,738
36,367,850 122,654,457 —
848,752,824 2,446,634,059 430,162,132
19,773,015 25,070,048 —
— 3,632,617 —
— (1,484,596) —
$ 857,758,610 $ 3,038,429,087 $ 424,197,756
(63,115,526) 120,715,788 15,090,982
$ 794,643,084 $ 3,159,144,875 $ 439,288,738

144 - Statements of Assets and Liabilities - October 31, 2023 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Net Assets:
Class R6 Shares $ 918,442,958
Total $ 918,442,958
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 112,769,838
Total 112,769,838
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 8.14

1940 Act Funds - October 31, 2023 - Statements of Assets and Liabilities - 145
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 794,643,084 $ 3,159,144,875 $ 439,288,738
$ 794,643,084 $ 3,159,144,875 $ 439,288,738
85,697,031 268,956,555 42,591,353
85,697,031 268,956,555 42,591,353
$ 9.27 $ 11.75 $ 10.31

146 - Statements of Operations - For the Year Ended October 31, 2023 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
INVESTMENT INCOME:
Interest income $ 37,008,289
Income from securities lending (Note 2) 13,097
Dividend income —
Foreign tax withholding —
Total Income 37,021,386
EXPENSES:
Investment advisory fees 2,367,384
Fund administration fees 350,665
Professional fees 54,761
Printing fees 4,711
Trustee fees 33,743
Custodian fees 45,095
Accounting and transfer agent fees 34,860
Compliance program costs (Note 3) 4,256
Other 15,310
Total expenses before earnings credit, fees waived and expenses reimbursed 2,910,785
Earnings credit (Note 4) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,910,785
NET INVESTMENT INCOME 34,110,601
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (25,587,348)
Expiration or closing of futures contracts (Note 2) (7,970,699)
Settlement of forward foreign currency contracts (Note 2) 142,698
Foreign currency transactions (Note 2) (6,556)
Expiration or closing of written option contracts (Note 2) —
TBA Sale Commitments (Note 2) 5,147,673
Expiration or closing of swap contracts (Note 2) (295,896)
Net realized gains (losses) (28,570,128)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (9,747,213)
Futures contracts (Note 2) (193,303)
Forward foreign currency contracts (Note 2) (40,640)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (28,780)
Written options contracts (Note 2) —
TBA Sale Commitments (Note 2) 1,506,827
Swap contracts (Note 2) 404,755
Net change in unrealized appreciation/depreciation (8,098,354)
Net realized/unrealized gains (losses) (36,668,482)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (2,557,881)
(a) For the period from July 24, 2023 (commencement of operations) through October 31, 2023.

1940 Act Funds - For the Year Ended October 31, 2023 - Statements of Operations - 147
Nationwide
Fundamental
All Cap Equity
Portfolio(a)
Nationwide Multi-
Cap Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 101,086 $ 67,882,824 $ 521,292
898 711,686 —
3,229,705 41,948,921 6,012,757
(1,690) (170,962) —
3,329,999 110,372,469 6,534,049
511,177 9,077,600 3,702,354
50,684 1,334,140 206,490
41,951 420,868 62,374
2,334 43,774 5,602
10,232 160,858 16,524
3,272 429,596 26,549
1,212 94,080 3,104
1,099 19,732 2,062
3,392 86,202 7,157
625,353 11,666,850 4,032,216
— — (11,162)
— (548,609) —
— — (1,801,542)
625,353 11,118,241 2,219,512
2,704,646 99,254,228 4,314,537
(2,733,313) (143,023,608) (6,497,420)
— 7,369,236 —
— 7,519,579 —
— (755,292) —
— 4,918,209 —
— 77,523 —
— 302,764,516 23,083,542
(2,733,313) 178,870,163 16,586,122
(62,344,769) 441,613,187 10,262,802
— (33,029,929) —
— 581,644 —
— 1,430,480 —
— (1,801,240) —
— — —
— (208,242,712) (276,700)
(62,344,769) 200,551,430 9,986,102
(65,078,082) 379,421,593 26,572,224
$ (62,373,436) $ 478,675,821 $ 30,886,761

The accompanying notes are an integral part of these financial statements.
148 - Statements of Changes in Net Assets - October 31, 2023 - 1940 Act Funds
Nationwide Bond Portfolio
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 34,110,601 $ 15,471,559
Net realized gains (losses) (28,570,128) (68,551,668)
Net change in unrealized appreciation/depreciation (8,098,354) (97,677,526)
Change in net assets resulting from operations (2,557,881) (150,757,635)
Distributions to Shareholders From:
Distributable earnings:
Class R6 (15,745,240) (8,119,075)
Change in net assets from shareholder distributions (15,745,240) (8,119,075)
Change in net assets from capital transactions 101,797,004 589,020,200
Change in net assets 83,493,883 430,143,490
Net Assets:
Beginning of year 834,949,075 404,805,585
End of year $ 918,442,958 $ 834,949,075
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 208,973,622 $ 699,808,978
Dividends reinvested 15,745,240 8,119,075
Cost of shares redeemed (122,921,858) (118,907,853)
Total Class R6 Shares 101,797,004 589,020,200
Change in net assets from capital transactions $ 101,797,004 $ 589,020,200
SHARE TRANSACTIONS:
Class R6 Shares
Issued 24,350,954 73,354,490
Reinvested 1,858,942 812,720
Redeemed (14,478,082) (13,190,396)
Total Class R6 Shares 11,731,814 60,976,814
Total change in shares 11,731,814 60,976,814
(a) For the period from July 24, 2023 (commencement of operations) through October 31, 2023.

1940 Act Funds - October 31, 2023 - Statements of Changes in Net Assets - 149
Nationwide
Fundamental All
Cap Equity Portfolio Nationwide Multi-Cap Portfolio
Period Ended
October 31, 2023(a)
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 2,704,646 $ 99,254,228 $ 70,522,754
(2,733,313) 178,870,163 (751,253,203)
(62,344,769) 200,551,430 (394,503,629)
(62,373,436) 478,675,821 (1,075,234,078)
(742,090) — (450,178,299)
(742,090) — (450,178,299)
857,758,610 (2,033,476,533) 3,780,994,448
794,643,084 (1,554,800,712) 2,255,582,071
4,713,945,587 2,458,363,516
$ 794,643,084 $ 3,159,144,875 $ 4,713,945,587
$ 888,727,836 $ 91,773,124 $ 4,468,291,405
742,090 — 450,178,299
(31,711,316) (2,125,249,657) (1,137,475,256)
857,758,610 (2,033,476,533) 3,780,994,448
$ 857,758,610 $ (2,033,476,533) $ 3,780,994,448
88,875,800 7,937,805 322,945,851
74,883 — 33,822,562
(3,253,652) (171,695,286) (94,212,009)
85,697,031 (163,757,481) 262,556,404
85,697,031 (163,757,481) 262,556,404

150 - Statements of Changes in Net Assets - October 31, 2023 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide U.S. 130/30 Equity Portfolio
Year Ended
October 31, 2023
Period Ended
October 31, 2022(a)
OPERATIONS:
Net investment income $ 4,314,537 $ 185,525
Net realized gains 16,586,122 9,252,681
Net change in unrealized appreciation/depreciation 9,986,102 (13,166,769)
Change in net assets resulting from operations 30,886,761 (3,728,563)
Distributions to Shareholders From:
Distributable earnings:
Class R6 (12,067,216) —
Change in net assets from shareholder distributions (12,067,216) —
Change in net assets from capital transactions 49,077,354 375,120,402
Change in net assets 67,896,899 371,391,839
Net Assets:
Beginning of year 371,391,839 —
End of year $ 439,288,738 $ 371,391,839
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 146,034,583 $ 378,668,007
Dividends reinvested 12,067,216 —
Cost of shares redeemed (109,024,445) (3,547,605)
Total Class R6 Shares 49,077,354 375,120,402
Change in net assets from capital transactions $ 49,077,354 $ 375,120,402
SHARE TRANSACTIONS:
Class R6 Shares
Issued 14,301,697 37,898,011
Reinvested 1,266,437 —
Redeemed (10,497,985) (376,807)
Total Class R6 Shares 5,070,149 37,521,204
Total change in shares 5,070,149 37,521,204
(a) For the period from September 12, 2022 (commencement of operations) through October 31, 2022.

1940 Act Funds - October 31, 2023 - Financial Highlights - 151
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2023 $ 8.26 $ 0.32 $ (0.28) $ 0.04 $ (0.16) $ — $ (0.16) $ 8.14 0.36% $ 918,443 0.32% 3.75% 0.32% 461.52%
10/31/2022 10.10 0.19 (1.89) (1.70) (0.09) (0.05) (0.14) 8.26 (17.01)% 834,949 0.34% 2.11% 0.34% 266.34%
10/31/2021(d) 10.00 0.08 0.02 0.10 — — — 10.10 1.00% 404,806 0.36% 1.23% 0.36% 149.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from March 15, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of March 12, 2021 through October 31, 2021.

152 - Financial Highlights - October 31, 2023 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fundamental All Cap Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Losses from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2023(d) $ 10.00 $ 0.03 $ (0.75) $ (0.72) $ (0.01) $ — $ (0.01) $ 9.27 (7.22)% $ 794,643 0.27% 1.18% 0.27% 11.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from July 24, 2023 (commencement of operations) through October 31, 2023. Total return is calculated based on inception date of July 21, 2023 through October 31, 2023.

1940 Act Funds - October 31, 2023 - Financial Highlights - 153
The accompanying notes are an integral part of these financial statements.
Nationwide Multi-Cap Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2023 $ 10.89 $ 0.27 $ 0.59 $ 0.86 $ — $ — $ — $ — $ 11.75 7.90% $ 3,159,145 0.26% 2.31% 0.27% 89.98%
10/31/2022 14.45 0.17 (2.62)(e) (2.45) (0.70) (0.41) — (1.11) 10.89 (18.37)% 4,713,946 0.25% 1.42% 0.25% 83.86%
10/31/2021 10.47 0.16 4.42 4.58 (0.60) — — (0.60) 14.45 45.09%(f) 2,458,364 0.26% 1.22% 0.27% 64.43%
10/31/2020 11.61 0.20 0.31 0.51 (1.32) (0.11) (0.22) (1.65) 10.47 4.27% 2,156,150 0.27% 1.86% 0.27% 84.60%
10/31/2019(g) 10.00 0.21 1.49 1.70 (0.09) — — (0.09) 11.61 17.11% 2,495,082 0.28% 2.14% 0.28% 74.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) Includes settlement Proceed which impacted the Fund’s per share operations activity and total return. The per share impact was $0.07 per share for Class R6. Excluding the payment from the affiliate, the Class R6 total return is -18.89%. (Note 11)
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) For the period from December 7, 2018 (commencement of operations) through October 31, 2019. Total return is calculated based on inception date of December 6, 2018 through October 31, 2019.

154 - Financial Highlights - October 31, 2023 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide U.S. 130/30 Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2023 $ 9.90 $ 0.10 $ 0.63 $ 0.73 $ (0.32) $ — $ (0.32) $ 10.31 7.64% $ 439,289 0.49% 0.95% 0.89% 100.05%
10/31/2022(e) 10.00 — (0.10) (0.10) — — — 9.90 (1.00)% 371,392 0.47% 0.37% 0.93% 13.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from September 12, 2022 (commencement of operations) through October 31, 2022. Total return is calculated based on inception date of September 9, 2022 through October 31, 2022.

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 155
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2023, the Trust operates forty-eight (48) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Portfolio (“Bond Portfolio”)
Nationwide Fundamental All Cap Equity Portfolio ("All Cap Equity Portfolio")
Nationwide Multi-Cap Portfolio ("Multi-Cap Portfolio”)
Nationwide U.S. 130/30 Equity Portfolio ("U.S. 130/30 Equity")
The Funds currently offer Class R6 shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
All Cap Equity Portfolio commenced operations on July 24, 2023.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

156 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 157
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2023. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 78,389,614 $ – $ 78,389,614
Collateralized Mortgage Obligations – 10,198,680 – 10,198,680
Commercial Mortgage-Backed Securities – 28,050,481 – 28,050,481
Corporate Bonds – 363,806,097 – 363,806,097
Credit Default Swaps† – 6,228 – 6,228
Foreign Government Securities – 7,347,583 – 7,347,583
Forward Foreign Currency Contracts – 184,583 – 184,583
Futures Contracts# 194,814 – – 194,814
Interest Rate Swaps† – 3,672,149 – 3,672,149
Mortgage-Backed Securities – 353,921,708 – 353,921,708
Municipal Bonds – 476,223 – 476,223
Repurchase Agreement – 2,153,768 – 2,153,768
Supranational – 1,883,704 – 1,883,704
U.S. Treasury Obligations – 110,998,335 – 110,998,335
Total Assets $ 194,814 $ 961,089,153 $ – $ 961,283,967
Liabilities:
Credit Default Swaps† $ – $ (23,313) $ – $ (23,313)
Forward Foreign Currency Contracts – (225,223) – (225,223)
Futures Contracts# (168,998) – – (168,998)
Interest Rate Swaps† – (3,163,463) – (3,163,463)
TBA Sale Commitments – (39,216,907) – (39,216,907)
Total Liabilities $ (168,998) $ (42,628,906) $ – $ (42,797,904)
Total $ 25,816 $ 918,460,247 $ – $ 918,486,063
All Cap Equity Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 764,824,801 $ – $ – $ 764,824,801
Exchange Traded Funds 20,856,604 – – 20,856,604
Master Limited Partnership 726,650 – – 726,650
Repurchase Agreement – 19,773,015 – 19,773,015
Rights – – – –
Total $ 786,408,055 $ 19,773,015 $ – $ 806,181,070
Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 67,121,064 $ – $ 67,121,064
Closed End Funds 17,659 – – 17,659
Collateralized Mortgage Obligations – 28,134,186 – 28,134,186
Commercial Mortgage-Backed Securities – 31,621,178 – 31,621,178
  Common Stocks
Aerospace & Defense 31,547,585 – – 31,547,585
Air Freight & Logistics 9,112,487 – – 9,112,487
Automobile Components 3,763,660 – – 3,763,660
Automobiles 30,857,844 – – 30,857,844
Banks 62,517,798 – – 62,517,798
Beverages 27,712,047 – – 27,712,047
Biotechnology 47,771,253 – – 47,771,253

158 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Broadline Retail $ 59,341,990 $ 2,573,639 $ – $ 61,915,629
Building Products 11,821,535 1,166,501 – 12,988,036
Capital Markets 54,005,859 – – 54,005,859
Chemicals 32,553,878 8,117,753 – 40,671,631
Commercial Services & Supplies 12,172,727 – – 12,172,727
Communications Equipment 16,602,002 – – 16,602,002
Construction & Engineering 4,599,312 – – 4,599,312
Construction Materials 4,756,968 – – 4,756,968
Consumer Finance 9,655,708 – – 9,655,708
Consumer Staples Distribution & Retail 32,822,926 – – 32,822,926
Containers & Packaging 5,859,619 – 3,639 5,863,258
Distributors 2,100,928 – – 2,100,928
Diversified Consumer Services 2,405,352 – – 2,405,352
Diversified REITs 1,110,793 – – 1,110,793
Diversified Telecommunication Services 13,025,385 – – 13,025,385
Electric Utilities 28,791,848 – – 28,791,848
Electrical Equipment 13,691,294 4,447,398 – 18,138,692
Electronic Equipment, Instruments &
Components 12,618,165 6,114,652 – 18,732,817
Energy Equipment & Services 10,732,385 – – 10,732,385
Entertainment 23,291,239 3,563,928 – 26,855,167
Financial Services 78,581,919 4,564,775 – 83,146,694
Food Products 18,436,906 4,591,290 – 23,028,196
Gas Utilities 1,981,383 – – 1,981,383
Ground Transportation 20,206,576 – – 20,206,576
Health Care Equipment & Supplies 46,150,299 9,292,223 – 55,442,522
Health Care Providers & Services 57,158,802 – – 57,158,802
Health Care REITs 4,631,497 – – 4,631,497
Health Care Technology 2,141,213 – – 2,141,213
Hotel & Resort REITs 1,452,505 – – 1,452,505
Hotels, Restaurants & Leisure 42,544,234 – – 42,544,234
Household Durables 8,398,632 6,885,950 – 15,284,582
Household Products 24,186,990 3,792,967 – 27,979,957
Independent Power and Renewable
Electricity Producers 1,546,272 – – 1,546,272
Industrial Conglomerates 13,548,046 3,050,221 – 16,598,267
Industrial REITs 6,607,327 – – 6,607,327
Insurance 46,393,115 4,738,750 – 51,131,865
Interactive Media & Services 98,757,107 – – 98,757,107
IT Services 26,989,501 12,328,678 – 39,318,179
Leisure Products 1,708,025 – – 1,708,025
Life Sciences Tools & Services 25,674,898 – – 25,674,898
Machinery 36,776,501 3,030,033 – 39,806,534
Marine Transportation 491,718 – – 491,718
Media 16,426,360 – – 16,426,360
Metals & Mining 13,377,808 – – 13,377,808
Mortgage Real Estate Investment Trusts
(REITs) 1,980,736 – – 1,980,736
Multi-Utilities 12,238,693 – – 12,238,693
Office REITs 2,643,721 – – 2,643,721
Oil, Gas & Consumable Fuels 79,545,551 – – 79,545,551
Paper & Forest Products 248,291 – – 248,291
Passenger Airlines 2,611,757 – – 2,611,757
Personal Care Products 3,788,267 – – 3,788,267
Pharmaceuticals 71,674,674 3,777,999 – 75,452,673
Professional Services 19,057,159 4,995,328 – 24,052,487
Real Estate Management & Development 4,036,059 – – 4,036,059
Residential REITs 7,559,103 – – 7,559,103
Retail REITs 6,836,649 – – 6,836,649
Semiconductors & Semiconductor
Equipment 120,610,763 5,043,921 – 125,654,684

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 159
Level 1 Level 2 Level 3 Total
Assets:
Software $ 205,027,512 $ – $ – $ 205,027,512
Specialized REITs 19,492,142 – – 19,492,142
Specialty Retail 39,782,842 11,233,398 – 51,016,240
Technology Hardware, Storage &
Peripherals 124,582,290 – – 124,582,290
Textiles, Apparel & Luxury Goods 11,299,331 2,859,113 – 14,158,444
Tobacco 10,045,265 – – 10,045,265
Trading Companies & Distributors 9,473,952 – – 9,473,952
Water Utilities 2,641,532 – – 2,641,532
Wireless Telecommunication Services 3,981,361 – – 3,981,361
Total Common Stocks $ 1,918,567,871 $ 106,168,517 $ 3,639 $ 2,024,740,027
Corporate Bonds – 203,820,636 – 203,820,636
Exchange Traded Funds 55,346,747 – – 55,346,747
Foreign Government Securities – 6,625,016 – 6,625,016
Forward Foreign Currency Contracts – 4,039,322 – 4,039,322
Futures Contracts# 15,110,624 – – 15,110,624
Interest Rate Swaps† – 5,999,377 – 5,999,377
Mortgage-Backed Securities – 51,881,557 – 51,881,557
Purchased Options 1,517,913 2,317,393 – 3,835,306
Purchased Swaptions – 71,922 – 71,922
Repurchase Agreements – 25,070,048 – 25,070,048
Rights – – – –
Short-Term Investments – 362,621,084 – 362,621,084
Total Return Swaps† – 4,239,338 286,975 4,526,313
U.S. Government Agency Security – 1,827,480 – 1,827,480
U.S. Treasury Obligations – 13,749,296 – 13,749,296
Total Assets $ 1,990,560,814 $ 915,307,414 $ 290,614 $ 2,906,158,842
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (83,684) $ – $ (83,684)
Forward Foreign Currency Contracts – (154,214) – (154,214)
Futures Contracts# (18,591,369) – – (18,591,369)
Interest Rate Swaps† – (1,778,571) – (1,778,571)
Total Return Swaps† – (48,479,996) – (48,479,996)
Written Swaptions – (70,935) – (70,935)
Written Options (475,666) (598,704) – (1,074,370)
Total Liabilities $ (19,067,035) $ (51,166,104) $ – $ (70,233,139)
Total $ 1,971,493,779 $ 864,141,310 $ 290,614 $ 2,835,925,703
U.S. 130/30 Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 426,639,765 $ – $ – $ 426,639,765
Total Return Swaps† – 3,414,420 – 3,414,420
Total Assets $ 426,639,765 $ 3,414,420 $ – $ 430,054,185
Liabilities:
Total Return Swaps† $ – $ (3,072,720) $ – $ (3,072,720)
Total Liabilities $ – $ (3,072,720) $ – $ (3,072,720)
Total $ 426,639,765 $ 341,700 $ – $ 426,981,465
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of October 31, 2023, All Cap Equity Portfolio held one rights investment that was categorized as a Level 3 investment which was valued at $0.

160 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2023, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to
As of October 31, 2023, Multi-Cap Portfolio held thirteen rights investments and three common stock investments that were categorized as Level 3 investments which were each valued at $0.
Multi-Cap Portfolio
Common
Stocks Rights Swap Total
Balance as of 10/31/2022 $ 5,624 $ — $ — $ 5,624
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) — 12,386 — 12,386
Purchases
*
— 2,422 — 2,422
Sales — (12,386) — (12,386)
Change in Unrealized Appreciation/Depreciation (1,985) (5,140) 286,975 279,850
Transfers into Level 3 — 2,718 — 2,718
Transfers out of Level 3 — — — —
Balance as of 10/31/2023 $ 3,639 $ — $ 286,975 $ 290,614
Change in Unrealized Appreciation/Depreciation for Investments Still Held as
of 10/31/2023 ** $ (1,985) $ (5,140) $ 286,975 $ 279,850
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 161
capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.

162 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
Swaptions  — Certain Funds may purchase and write (sell) options on swap agreements. Certain Funds entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium”
to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
The Funds' swaption contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in unrealized appreciation/depreciation in the value of option contracts written,” as applicable.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 163
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2023 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the

164 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 165
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2023:
Bond Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 6,228
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 3,672,149
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 184,583
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 194,814
Total $ 4,057,774
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (23,313)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (3,163,463)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (225,223)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (168,998)
Total $ (3,580,997)

166 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
Multi-Cap Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,317,393
Interest rate risk Investment securities, at value 1,517,913
Purchased Swaptions
Interest rate risk Investment securities, at value 71,922
Swap Contracts†
Equity risk Swap contracts, at value 4,526,313
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 5,999,377
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 4,039,322
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 6,194,563
Interest rate risk Receivable/payable for variation margin on futures contracts 8,916,061
Total $ 33,582,864
Liabilities:
Written Options
Equity risk Written options, at value $ (598,704)
Interest rate risk Written options, at value (475,666)
Written Swaptions
Interest rate risk Written options, at value (70,935)
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts (83,684)
Equity risk Swap contracts, at value (48,479,996)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (1,778,571)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (154,214)
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts (12,326,739)
Interest rate risk Receivable/payable for variation margin on futures contracts (6,264,630)
Total $ (70,233,139)
U.S. 130/30 Equity
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 3,414,420
Total $ 3,414,420
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (3,072,720)
Total $ (3,072,720)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 167
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2023:
Bond Portfolio
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 502,702
Interest rate risk (798,598)
Forward Foreign Currency Contracts
Currency risk 142,698
Futures Contracts
Interest rate risk (7,970,699)
Total $ (8,123,897)
Multi-Cap Portfolio
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (2,718,348)
Interest rate risk (2,981,348)
Written Options
Equity risk 2,283,015
Interest rate risk 2,635,194
Swap Contracts
Credit risk 4,070,627
Equity risk 291,924,233
Interest rate risk 6,769,656
Forward Foreign Currency Contracts
Currency risk 7,519,579
Futures Contracts
Equity risk (12,162,879)
Interest rate risk 19,532,115
Total $ 316,871,844
U.S. 130/30 Equity
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 23,083,542
Total $ 23,083,542
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Bond Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (103,931)
Interest rate risk 508,686
Forward Foreign Currency Contracts
Currency risk (40,640)
Futures Contracts
Interest rate risk (193,303)
Total $ 170,812

168 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2023:
Multi-Cap Portfolio
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 1,149,378
Interest rate risk 240,720
Purchased Swaptions§
Interest rate risk (12,397)
Written Options
Equity risk (454,148)
Interest rate risk (1,359,065)
Written Swaptionsβ
Interest rate risk 11,973
Swap Contracts
Credit risk (1,621,548)
Equity risk (195,469,681)
Interest rate risk (11,151,483)
Forward Foreign Currency Contracts
Currency risk 581,644
Futures Contracts
Equity risk (6,576,252)
Interest rate risk (26,453,677)
Total $ (241,114,536)
U.S. 130/30 Equity
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (276,700)
Total $ (276,700)
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
β Change in unrealized appreciation/depreciation from written swaptions is included in "Net change in unrealized appreciation/
depreciation in the value of written options contracts."
Bond Portfolio
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection $ 16,804,195
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 52,053,686
Average Notional Balance—Pays Float Rate $ 49,969,601
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 2,543,918
Average Settlement Value Sold $ 3,688,756
Futures Contracts:
Average Notional Balance Long $ 104,229,546
Average Notional Balance Short $ 72,082,190

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 169
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2023, certain Funds have entered into futures contracts, centrally cleared swaps, over the counter swaps, forward foreign currency contracts, purchased options contracts, written options contracts and swaptions contracts. The futures contract agreements, centrally cleared swaps agreements and certain purchased and written options contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Multi-Cap Portfolio
Options:
Average Value Purchased $ 1,895,018
Average Value Written $ 488,079
Average Number of Purchased Option Contracts 32,140,956
Average Number of Written Option Contracts 50,960,606
Swaptions:
Average Value Purchased $ 5,532
Average Value Written $ 5,457
Average Number of Purchased Swaption Contracts 271,385
Average Number of Written Swaption Contracts 271,385
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection $ 73,205,046
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 86,466,308
Average Notional Balance—Pays Float Rate $ 26,639,154
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 1,854,677,710
Average Notional Balance — Pays Float Rate $ 133,039,509
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 14,529,202
Average Settlement Value Sold $ 140,934,554
Futures Contracts:
Average Notional Balance Long $ 513,928,418
Average Notional Balance Short $ 1,029,315,169
U.S. 130/30 Equity
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 145,316,617
Average Notional Balance — Pays Float Rate $ (135,696,983)

170 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC option contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2023:
Bond Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts $ 184,583 $ (184,583) $ — $ —
Total $ 184,583 $ (184,583) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts $ (225,223) $ 184,583 $ — $ (40,640)
Total $ (225,223) $ 184,583 $ — $ (40,640)
Multi-Cap Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
*
Net Amount
of Asset
Derivatives
Citigroup Global
Markets Ltd.
Purchased
Swaptions $ 71,922 $ (70,935) $ — $ 987
Goldman Sachs Swap Contracts 286,975 (286,975) — —
JPMorgan Chase
Bank NA Swap Contracts 4,239,338 (4,239,338) — —
JPMorgan Chase
Bank NA Purchased Options 1,069,803 (309,969) — 759,834
Total JPMorgan
Chase Bank NA 5,309,141 (4,549,307) — 759,834
Morgan Stanley
Capital Services, Inc. Purchased Options 1,247,590 (288,735) — 958,855
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 4,039,322 (105,237) — 3,934,085
Total $ 10,954,950 $ (5,301,189) $ — $ 5,653,761
* Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty.
Aggregate additional collateral received was $370,000.

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 171
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount
of Liability
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ (20,192) $ — $ — $ (20,192)
Bank of America NA Swap Contracts (15,911,129) — 15,911,129 —
Total Bank of America
NA (15,931,321) — 15,911,129 (20,192)
Citibank NA
Forward Foreign
Currency Contracts (28,416) — — (28,416)
Citigroup Global
Markets Ltd.
Written Swaptions
(70,935) 70,935 — —
Goldman Sachs Swap Contracts (16,880,161) 286,975 16,593,186 —
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts (369) — — (369)
JPMorgan Chase
Bank NA
Swap Contracts
(4,398,092) 4,239,338 158,754 —
JPMorgan Chase
Bank NA
Written Options
(309,969) 309,969 — —
Total JPMorgan
Chase Bank NA (4,708,430) 4,549,307 158,754 (369)
Morgan Stanley
Capital Services, Inc.
Swap Contracts
(11,290,614) — 11,290,614 —
Morgan Stanley
Capital Services, Inc.
Written Options
(288,735) 288,735 — —
Total Morgan Stanley
Capital Services, Inc. (11,579,349) 288,735 11,290,614 —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (105,237) 105,237 — —
Total $ (49,303,849) $ 5,301,189 $ 43,953,683 $ (48,977)
* Collateral pledged includes non-cash collateral. For additional information on the Fund's non-cash collateral, please refer to the
Statement of Investments. Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparties. Aggregate additional collateral pledged was $10,174,972.
U.S. 130/30 Equity
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 3,414,420 $ (3,068,735) $ — $ 345,685
Total $ 3,414,420 $ (3,068,735) $ — $ 345,685
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (3,068,735) 3,068,735 $ — $ —
Total $ (3,068,735) $ 3,068,735 $ — $ —

172 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
(h) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(i) Securities Lending
During the year ended October 31, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Portfolio $ 2,153,768
All Cap Equity Portfolio 19,773,015
Multi-Cap Portfolio 20,170,048

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 173
with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the year ended October 31, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2023, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.30%, dated 10/31/2023, due 11/1/2023, repurchase price $74,106,874, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2023 - 8/15/2053; total market value $75,589,014.
NatWest Markets Securities, Inc., 5.28%, dated 10/31/2023, due 11/1/2023, repurchase price $19,775,916, collateralized by U.S.
Government Treasury Securities, ranging from 0.75% - 4.63%, maturing 1/31/2025 - 9/30/2028; total market value $20,171,450.
Bond Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,153,768 $ – $ 2,153,768 $ (2,153,768) $ –
Total $ 2,153,768 $ – $ 2,153,768 $ (2,153,768) $ –

174 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
(k) Repurchase Agreements
During the year ended October 31, 2023, certain Funds, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through an account at JPMorgan, the Funds' custodian, the daily balance of which is invested in one or more repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
All Cap Equity Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
NatWest Markets
Securities, Inc. $ 19,773,015 $ – $ 19,773,015 $ (19,773,015) $ –
Total $ 19,773,015 $ – $ 19,773,015 $ (19,773,015) $ –
Multi-Cap Portfolio
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 20,170,048 $ – $ 20,170,048 $ (20,170,048) $ –
Total $ 20,170,048 $ – $ 20,170,048 $ (20,170,048) $ –
* As of October 31, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 175
As of October 31, 2023, the Fund’s investment in the repos was subject to an enforceable netting arrangement. The Fund’s holding in the repos was as follows:
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Multi-Cap Portfolio
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Goldman Sachs & Co. $ 4,900,000 $ 4,900,000 $ (4,900,000) $ –
Total $ 4,900,000 $ – $ 4,900,000 $ (4,900,000) $ –
* As of October 31, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

176 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2023 are primarily attributable to foreign currency gain/loss, net operating losses, treatment of notional principal contracts, and amortization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2023 may primarily be attributable to mark-to-market adjustments on futures, mark-to-market adjustments on forwards, treatment of notional principal contracts, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2023 were as follows:
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Portfolio $ – $ –
All Cap Equity Portfolio – –
Multi-Cap Portfolio (228,187,267) 228,187,267
U.S. 130/30 Equity – –

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 177
As of October 31, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
During the year ended October 31, 2023, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2023, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 29, 2024.
Fund Subadviser
Bond Portfolio Goldman Sachs Asset Management L.P. ("GSAM")
All Cap Equity Portfolio GSAM
Neuberger Berman Investment Advisers LLC
Multi Cap Portfolio BlackRock Investment Management. LLC
GSAM
Janus Henderson Investors US LLC
Western Asset Management Company, LLC
U.S. 130/30 Equity Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Portfolio Up to $500 million 0.265%
$500 million up to $1 billion 0.255%
$1 billion and more 0.245%
All Cap Equity Portfolio All Assets 0.22%
Multi Cap Portfolio Up to $1.5 billion 0.23%
$1.5 billion up to $3 billion 0.21%
$3 billion and more 0.19%
U.S. 130/30 Equity Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund Amount
Multi-Cap Portfolio $ 548,609
Fund
Effective Advisory
Fee Rate Before
Voluntary* Fee
Waivers and Expense
Reimbursements
**
Effective Advisory Fee
Rate After Voluntary*
Fee Waivers
Effective Advisory
Fee Rate After
Voluntary* Fee
Waivers and Expense
Reimbursements
Bond Portfolio 0.26 %       N/A 0.26%
All Cap Equity Portfolio 0.22       N/A 0.22
Multi-Cap Portfolio 0.21 0.20% 0.20
U.S. 130/30 Equity 0.82       N/A 0.42
* Voluntary waivers may be discontinued at any time at the discretion of NFA.

178 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2023, NFM earned an aggregate of $1,941,979 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2023, the Funds’ aggregate portion of such costs amounted to $27,149.
Fund Classes
Amount
(annual rate)
All Cap Equity Portfolio All Classes 0.89%
U.S. 130/30 Equity All Classes 0.49
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount Total
Bond Portfolio $ — $ — $ —
All Cap Equity Portfolio — — —
Multi-Cap Portfolio — — —
U.S. 130/30 Equity 233,779(a) 1,801,542 2,035,321
(a) For the period from September 12, 2022 (commencement of operations) through October 31, 2022.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 179
As of October 31, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the year ended October 31, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2023, none of the Funds engaged in interfund lending.
All Cap Equity Portfolio is not yet a party to this agreement, although it will be added as a party upon renewal of the agreement.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30 Equity’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the year ended October 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
Fund
% of Shares
Outstanding
Owned
Bond Portfolio 100.00%
All Cap Equity Portfolio 100.00
Multi-Cap Portfolio 100.00
U.S. 130/30 Equity 100.00
Fund Purchases
*
Sales
*
Bond Portfolio $ 4,645,335,134 $ 4,626,495,027
All Cap Equity Portfolio 952,838,933 101,327,410
Multi-Cap Portfolio 3,112,546,816 4,631,297,965
U.S. 130/30 Equity 500,608,493 438,540,448
*
Includes purchases and sales of long-term U.S. Government securities, if any.

180 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
For the year ended October 31, 2023, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially
Fund Purchases Sales
Bond Portfolio $ 233,581,606 $ 409,745,860
Multi-Cap Portfolio 169,385,096 324,364,549

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 181
earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after

182 - Notes to Financial Statements - October 31, 2023 - 1940 Act Funds
the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC amended adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September
30, 2024, for certain legacy contracts. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Other
As of October 31, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
Fund % of Shares
Number of
Accounts
Bond Portfolio 54.31% 3(a)
All Cap Equity Portfolio 38.36 3(a)
Multi-Cap Portfolio 38.41 3(a)
U.S. 130/30 Equity 63.53 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Portfolio $ 15,745,240 $ – $ 15,745,240 $ – $ 15,745,240
All Cap Equity Portfolio 742,090 – 742,090 – 742,090
Multi-Cap Portfolio – – – – –
U.S. 130/30 Equity 12,067,216 – 12,067,216 – 12,067,216
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

1940 Act Funds - October 31, 2023 - Notes to Financial Statements - 183
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2023, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2023.
During the year ended October 31, 2023, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Settlement Proceeds
During the year ended October 31, 2022, the Multi-Cap Portfolio reached a settlement agreement in the amount of $31,254,300 from a former subadvisor. These settlement proceeds are reflected in the Financial Highlights.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Portfolio $ 7,603,268 $ 515,807 $ 8,119,075 $ – $ 8,119,075
All Cap Equity Portfolio – – – – –
Multi-Cap Portfolio 293,550,602 156,627,697 450,178,299 – 450,178,299
U.S. 130/30 Equity – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Portfolio $ 30,334,591 $ – $ 30,334,591 $ – $ (96,171,440) $ (106,783,890) $ (172,620,739)
All Cap Equity Portfolio 1,959,845 – 1,959,845 – (2,351,388) (62,723,983) (63,115,526)
Multi-Cap Portfolio – – – – (175,277,351) 295,993,139 120,715,788
U.S. 130/30 Equity 19,265,385 1,254,501 20,519,886 – – (5,428,904) 15,090,982
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Portfolio $ 1,025,750,177 $ 6,353,430 $ (113,108,540) $ (106,755,110)
All Cap Equity Portfolio 868,905,053 13,037,126 (75,761,109) (62,723,983)
Multi-Cap Portfolio 2,539,754,531 525,566,410 (228,614,766) 296,951,644
U.S. 130/30 Equity 432,410,369 31,595,129 (37,024,033) (5,428,904)
Fund Amount
Bond Portfolio $ (96,171,440)
All Cap Equity Portfolio (2,351,388)
Multi-Cap Portfolio (175,277,351)
Fund Utilized
U.S. 130/30 Equity $ 412,432

184 - Report of Independent Registered Public Accounting Firm - October 31, 2023 - 1940 Act Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Portfolio, Nationwide
Fundamental All Cap Equity Portfolio, Nationwide Multi-Cap Portfolio and Nationwide U.S. 130/30 Equity Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the funds indicated in the table below (four of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the
"Funds") as of October 31, 2023, the related statements of operations and statement of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.
Nationwide Bond Portfolio (1) Nationwide Multi-Cap Portfolio (1)
Nationwide Fundamental All Cap Equity Portfolio (2) Nationwide U.S. 130/30 Equity Portfolio (3)
(1) Statement of operations for the year ended October 31, 2023 and statement of changes in net assets for the years ended
October 31, 2023 and 2022.
(2) Statement of operations and changes in net assets for the period July 24, 2023 (commencement of operations) through
October 31, 2023.
(3) Statement of operations for the year ended October 2023, and statement of changes in net assets for the year ended October
31, 2023 and the period September 12, 2022 (commencement of operations) through October 31, 2022.

1940 Act Funds - October 31, 2023 (Unaudited) - Supplemental Information - 185
Nationwide Fundamental All Cap Equity Portfolio
Initial Approval of Advisory and Sub-advisory Agreements
Summary of Factors Considered by the Board
At the June 13–14, 2023 meeting of the Board of Trustees (the “Board”), the Board, including the Independent Trustees, considered and unanimously approved, on behalf of the Nationwide Fundamental All Cap Equity Portfolio (the “Fund”), the appointment of
Nationwide Fund Advisors (“NFA”) as investment adviser to the Fund pursuant to an investment advisory agreement and the appointment of Goldman Sachs Asset Management, L.P. (“GSAM”) and Neuberger Berman Investment Advisers LLC (“Neuberger
Berman”) as subadvisers to the Fund pursuant to subadvisory agreements (each, an “Advisory Agreement,” and together, the
“Advisory Agreements”). The Board was provided with materials relating to the Fund, NFA, GSAM, and Neuberger Berman in advance of the meeting. Before approving the Advisory Agreements, the Independent Trustees met in executive session with their independent legal counsel to discuss information relating to the Advisory Agreements.
In making their determinations, the Trustees took into account information provided to them as to the services to be provided by
NFA, GSAM, and Neuberger Berman under the Advisory Agreements, including information relating to GSAM’s and Neuberger
Berman’s proposed investment approaches for the Fund. The Board also considered the experience of the portfolio managers at
GSAM and Neuberger Berman who are expected to manage the Fund. The Board considered information regarding the experience of GSAM and Neuberger Berman in managing comparable equity investment strategies, as well as information regarding past hypothetical composite performance for each of GSAM and Neuberger Berman. Because neither firm manages a portfolio using a strategy identical to the one it will use for the Fund, the performance information included hypothetical, “blended” performance information.
The Board considered the advisory fee that NFA proposed the Fund pay to it, and the subadvisory fees proposed to be paid by NFA to GSAM and Neuberger Berman. The Board considered information regarding the category of peer funds to which NFA expects the Fund to be assigned by the Lipper organization, and considered that, at the anticipated asset level of the Fund during its first year, NFA expects that the proposed actual management fees, and total expense ratio, of the Fund will be in the first quintile of the Fund’s Lipper peer group.
The Board considered that the non-compensatory terms of the proposed Advisory Agreements are substantially similar in all material respects to the terms of advisory and subadvisory agreements that the Trust currently has in place for other series of the
Nationwide Mutual Funds.
The Trustees considered whether the Fund may benefit from economies of scale realized by NFA in the event of growth in the
Fund’s assets. The Board noted NFA’s representation that the advisory fee rate schedule for the Fund was set at a rate sufficiently low that no breakpoint would be appropriate before the Fund’s assets reach $1.5 billion, and NFA’s representation that it will propose an advisory fee breakpoint in advance of the Fund’s assets reaching that level.
No information was presented to the Board regarding NFA’s, GSAM’s, or Neuberger Berman’s expected profitability from the
Advisory Agreements.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.
Other Federal Tax Information
For the year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.

186 - Supplemental Information - October 31, 2023 (Unaudited) - 1940 Act Funds
For the taxable year ended October 31, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
Bond Portfolio – %
All Cap Equity Portfolio 99.60
Multi-Cap Portfolio –
U.S. 130/30 Equity 5.47

1940 Act Funds - October 31, 2023 - Management Information - 187
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
eight (48) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

188 - Management Information - October 31, 2023 - 1940 Act Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1940 Act Funds - October 31, 2023 - Management Information - 189
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions

190 - Market Index Definitions - October 31, 2023 - 1940 Act Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

1940 Act Funds - October 31, 2023 - Market Index Definitions - 191
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

192 - Market Index Definitions - October 31, 2023 - 1940 Act Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

1940 Act Funds - October 31, 2023 - Market Index Definitions - 193
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

194 - Market Index Definitions - October 31, 2023 - 1940 Act Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

1940 Act Funds - October 31, 2023 - Glossary - 195
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

196 - Glossary - October 31, 2023 - 1940 Act Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

1940 Act Funds - October 31, 2023 - Glossary - 197
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-40 (12-23)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2023 Nationwide

Annual Report
October 31, 2023
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.
.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 6
Shareholder Expense Examples 33
Statements of Investments 36
Statements of Assets and Liabilities 122
Statements of Operations 126
Statements of Changes in Net Assets 128
Financial Highlights 138
Notes to Financial Statements 147
Report of Independent Registered Public Accounting Firm 172
Supplemental Information 173
Management Information 175
Market Index Definitions 178
Glossary 183

Nationwide Mutual Funds - October 31, 2023 - 1
Message to Investors
Dear Investor,
Despite the past year's volatility, our business approach has been guided by our three fundamental principles of collaboration, excellence, and a disciplined approach to leadership, reinforcing our steadfast focus on the long term. Our relationships with our employees, management teams, and investors are of utmost importance to us, and we prioritize building long-term value with them. Our business operates with a similar view toward the future, and we strive to achieve our goals with a strong emphasis on forward-thinking strategies to ensure that our clients have the support they deserve to sustain a long-term perspective. Most importantly, we never take our customer's trust and confidence for granted. Instead, we dedicate ourselves daily to merit it.
A year ago, persistent inflation began to broaden beyond the initial pandemic-driven dislocations, and signs of labor demand began to exceed labor supply. Elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve (“Fed”). As such, one of the key macroeconomic quandaries during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
Much like a chess match where the initial moves can set the tone for the initial gambit, the capital markets witnessed a defining series of events that established the market’s tone during the opening months of the reporting period. Market sentiment was dire at the start of the reporting period, as both fixed income and equities declined in 2022, with the traditional 60% stock/40%
bond portfolio not providing its usual diversification benefit for investors. Further compounding investor angst was the pace of the Fed’s interest rate hiking cycle, which was the fastest rate hiking cycle in over 40 years, stoking fears among investors that an economic downturn and a more punitive repricing of risk assets was likely on the horizon.
The initial phase of the reporting period had most economists calling for a recession. As such, sentiment among professional investors was particularly poor, as measured by the CBOE U.S.
equity put-call ratio. Investor sentiment, however, has an uncanny way of proving contrarian at extremes. When stretched too far in one direction, even an indication of positive news can help propel investment returns forward, which is precisely what we witnessed during most of the reporting period.
The reporting period unfolded as a masterclass that presented an extraordinary tapestry of economic contradictions, weaving together threads of divergent economic trends and unexpected economic developments. Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross domestic product (“GDP”) grew 2.2% in the first quarter of 2023, modestly increased by an annualized 2.1% rate in the second quarter, and registered a blistering 4.9% annualized growth rate for the third quarter of 2023.
Better-than-expected economic data throughout most of the reporting period indicated the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of 2023 and even into early 2024. Further, the minutes from the July Federal Open Market
Committee (“FOMC”) meeting struck a similar chord, as the Committee noted: "The economy

2 - October 31, 2023 - Nationwide Mutual Funds
had been showing considerable momentum." Simultaneously, the FOMC stressed that "inflation remained unacceptably high" and appeared resolute in holding its benchmark rate higher for longer to ensure inflation is sustainably brought down toward its 2% objective. The participants also cited upside risks to inflation that, if realized, would necessitate further policy tightening.
With that said, after aggressively hiking rates since 2022, Chair Powell signaled at the Jackson
Hole Symposium that policy has likely shifted to a phase where policymakers are sensitive to the risk of overtightening. Powell mentioned the Fed would proceed carefully on whether to hike again at the September FOMC meeting. Consequently, at the September FOMC meeting, the
Fed did not raise the federal funds rate but left the possibility open for another rate hike before the end of the year.
The persistently tight labor market propelled consumer spending and has been one of the major bullish talking points during the reporting period. For example, all three retail sales reports for the third quarter of 2023 were above estimates, suggesting that real GDP growth remained resilient, helping to support the bullish sentiment that the economy might extend the expansion through year-end. Yet, as the reporting period entered the latter half, many investors pointed to the cumulative impact of Fed tightening, tighter bank lending standards, weakening Jobs
Openings and Labor Turnover Summary (“JOLTS”), waning consumer confidence, and tepid corporate revenue growth as potential headwinds for the economy. The reporting period was a complex interplay of promising economic trends and lingering economic headwinds, giving the bears and bulls ample data points to argue their respective viewpoints.
Despite the Federal Reserve’s quest to moderate economic growth and quell inflation, job growth remained relatively healthy, and the elusive soft landing – a derailing of inflation without a significant spike in unemployment – caused the Fed to upgrade their forecasts from a recession to a mild slowdown by year-end.
During the reporting period, the equity markets pushed through various economic challenges. If an investor were to rely on headlines to assess the market, they might have felt that 2023 was as disheartening as 2022. Several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P
500
®
Index (S&P 500) started the period with a modest cumulative return of 6.86% between
November and January 2023. Indeed, markets began 2023 with decent gains in January, primarily driven by a continued decline in inflation coupled with surprisingly resilient economic data, notably the labor market.
The notable shift in investor sentiment during the first half of the reporting period, coupled with the resilient economic data, spurred investors' hopes that the Fed might be able to deliver an economic soft landing, whereby the economy slows but avoids a painful recession in conjunction with inflation falling close to the Fed’s target rate of 2%. During the first half of the reporting period, the narrative revolved around the “Magnificent Seven,” seven large-cap Technology and Communication Services stocks responsible for most of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional baking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets.
Mega-cap tech stocks were the primary drivers of strong equity performance for much of the reporting period. However, there was a clear shift towards cyclicals in June, with the Industrials sector returning 11% for the month, buoyed by resilient economic data. This was a notable trend since, at the start of the reporting period, there was no shortage of recession forecasts due to restrictive monetary policy. As the reporting period evolved, the outperformance of the NASDAQ
Composite Index (“NASDAQ”) had many bears voicing concerns over the narrow leadership and poor market breadth of the market, as the Russell 2000
®
Index was flat through June, with
a gain of 3.4%.
Despite the bear's consternation over poor market breadth, the NASDAQ gained a respectable
26% return through June, handily outperforming the S&P 500 and the Russell 2000
®
Index.

Nationwide Mutual Funds - October 31, 2023 - 3
Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or simply a bear market rally. During the reporting period, market participants had varying opinions on what constitutes a new bull market. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak (on January 1, 2022, for the S&P 500). Despite the debate, on
October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on
October 12, 2022, up more than 21%. Curiously, the bull market rally that began on October 12,
2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
As the latter half of the reporting period unfolded, the equity market's narrowness modestly broadened. Further, greater participation was a welcome sign that a more solid fundamental backdrop might be forming for the market. Weaker seasonality in August and September, however, remained a headwind for the markets and dampened investor sentiment. Further, the
S&P 500’s blended next twelve months price-to-earnings ratio (“NTM”) swelled to over 20x in
July from 16x at the beginning of the reporting period. At the end of the reporting period, it settled around 19x. Indeed, much of the multiple expansion during the reporting period was driven not by earnings growth (the denominator of the P/E multiple) but by an expansion in the price (the price of the S&P 500). Despite these headwinds, the CBOE Volatility Index (“VIX”), unlike 2022, remained relatively calm during the reporting period, implying lower volatility. However, at the end of the reporting period, the VIX broke above 20%, ending a 106-day streak below 20%, primarily driven by interest rate volatility.
Heading into the final months of the reporting period, the bullish sentiment that boosted equities from the bear market low of October 2022 began to deflate. One of the primary drivers of the early market rally was the idea that the Fed would pivot and lower interest rates due to slowing economic growth. As the reporting period concluded, a resilient labor market coupled with better-than-expected economic data pointed toward robust economic activity, reinforcing the Fed's call for keeping interest rates "higher for longer." Further, higher interest rates and heightened geopolitical uncertainty took some wind out of the market's sails toward the end of the reporting period. For example, the equity risk premium for the S&P 500, or the extra return investors expect for holding stocks over risk-free government bonds, approached zero for the first time in two decades during the reporting period. As the reporting period concluded, market participants reduced their exposure to equities as sentiment and positing signaled a more defensive tone.
International markets experienced elevated levels of volatility as economic optimism gave way to geopolitical risks and slowing growth momentum due to a sharper deterioration in service activity, inventory de-stocking, weak foreign demand, and a tightening of credit conditions. At the same time, the continued belief in disinflation helped to soften investors' fears that future rate hikes and continued low unemployment supported international corporate profits. As such, the MSCI EAFE
®
Index finished the period with a gain of nearly 14.4%. Likewise, the MSCI
Emerging Markets
®
Index gained 10.8%.
The renewed uptick in interest rates remained a clear downside risk for equities, but the
“Magnificent 7” helped the S&P 500 deliver positive performance during the reporting period.
Bond investors have had a challenging reporting period. The Fed continued its aggressive pace of rate hikes, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default.
Not surprisingly, the bond market's volatility— a measure of the degree of uncertainty about the direction of interest rates—soared. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 126.
During the latter half of the reporting period, many market participants began to conclude that the Fed's tightening campaign was near its end. Incidentally, this highlighted why markets

4 - October 31, 2023 - Nationwide Mutual Funds
remained sensitive to Fed commentary, as investors shifted from focusing on rate hikes to assessing how long the Fed would have to hold rates in restrictive territory. An important theme during the reporting period centered around real rates. According to the Fed's preferred inflation measure, the core Personal Consumption Expenditures ("PCE") price index, the federal funds rate surpassed the core PCE index during the reporting period, implying that the Fed's policies became restrictive during the reporting period. Also, inflation-adjusted yields, or real yields, reached their highest levels since 2008.
Toward the end of the reporting period, the central market story was the continued breakout of interest rates. The market was not pricing in more Fed rate hikes or concerned with inflation reigniting; instead, the market was pricing in higher rates for longer. Moreover, the rate increase occurred almost entirely in longer-dated maturities, and most of the increase occurred entirely in real (inflation-adjusted) yields. For example, on October 19, 2023, the 10-year Treasury nominal yield topped 5% for the first time since July 20, 2007. Likewise, the 10-year Treasury real (inflation-adjusted) yield rose to 2.48%, its highest level since 2008. Paradoxically, yields increased despite the Fed signaling that they would likely hold rates steady for the remainder of the year. The rapid rise in Treasury yields raised a vigorous debate among market participants during the reporting period about the underlying drivers behind the market's repricing of yields.
Briefly, market participants pointed toward resilient economic data, Japan easing away from yield curve control, the outlook for U.S. debt sustainability, and diminished foreign demand for U.S. Treasury securities. Ultimately, higher rates tightened financial conditions during the reporting period, and the normalization in the shape of the yield curve, in conjunction with the repricing of higher real yields, created a headwind for equity investors.
The well-known spread between the 2-year and 10-year Treasury note yields (“2yr/10yr curve”)
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.19%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market. The
“de-inverting” of the yield curve occurred due to the abovementioned factors. Moreover, since
June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a “bear steepener.” Ultimately, the volatility in the bond market during the reporting period was exacerbated by Chair Powell’s comment that “it remains to be seen whether higher yields could actually substitute for addition hikes, and the potential need for more tightening if addition evidence of persistent above-trend growth or tightness in the labor market jeopardizes progress on inflation.”
As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 0.36% during the reporting period. Although the return of the Bloomberg
®
U.S. Aggregate Bond Index was lackluster,
investors should remember that historically, bonds generally perform well during Fed rate hike pauses. The end of the reporting period was likely challenging for bond investors as yields surged and prices, which move inversely to yields, decreased. Arguably, the decrease in bond prices likely caught some investors by surprise, as it came against the backdrop of the Fed’s decision to skip a rate hike at its September FOMC meeting and easing inflation, generally factors that are positive for bond prices. Lastly, today’s backdrop of higher interest rates and elevated uncertainty coupled with tighter lending standards should alert investors to potential vulnerabilities stemming from rate-sensitive balance sheets.
Intriguingly, considering the move in real yields throughout the reporting period, credit markets proved resilient despite an aggressive Federal Reserve, ongoing macro uncertainty, and the shadow cast by the tighter lending standards. The anticipated credit tightening from the regional banking crisis did not materialize to the extent many had expected during the first half of the reporting period; however, tighter financial conditions became more pronounced toward the end of the reporting period, primarily driven by the appreciation of the U.S. dollar and rising bond yields.
The reporting period was fraught with risks, underscoring our belief that a well-designed,

Nationwide Mutual Funds - October 31, 2023 - 5
long-term focused investment plan can help assuage bouts of market volatility. As always, our unwavering commitment to our investors means we will always remain vigilant, so you can trust us to guide you through even the most challenging investment environments effectively. Thank you for your continuing confidence and trust, as we will always remain dedicated to helping you achieve your financial goals.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the annual reporting period that ended October 31, 2023:
Index
Annual Total Return
(as of October 31, 2023)
Bloomberg
®
Emerging
Markets USD Aggregate
Bond 6.91%
Bloomberg
®
Municipal Bond 2.64%
Bloomberg
®
U.S. 1-3 Year
Government/Credit Bond 3.23%
Bloomberg
®
U.S. 10-20 Year
Treasury Bond -6.25%
Bloomberg
®
U.S. Aggregate
Bond 0.36%
Bloomberg
®
U.S. Corporate
High Yield 6.23%
MSCI EAFE
®
14.40%
MSCI Emerging Markets
®
10.80%
MSCI World ex USA
®
12.07%
Russell 1000
®
Growth 18.95%
Russell 1000
®
Value 0.13%
Russell 2000
®
-8.56%
S&P 500
®
10.14%
NASDAQ 17.99%
Source: Morningstar

6 - Fund Commentary - October 31, 2023 - Nationwide Bond Index Fund
For the annual period ended October 31, 2023, the Nationwide Bond Index Fund Class A returned -0.24% versus 0.36% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Intermediate Core Bond (consisting of 444 investments as of October 31, 2023), was 0.36% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The fourth quarter of 2022 saw a slight shift in sentiment as December marked the second straight month of meaningfully positive inflation news with both core and headline Consumer Price Index (“CPI”) growing at a slower pace than the previous prints. The lower growth rates were led by goods inflation which continues to decline on an annualized basis while services inflation remained stubbornly high. Following the weaker inflation data in December, the Federal Open Market Committee (FOMC) raised the Federal
Funds rate by 50 basis points (“bps”) to a target range of 4.25% to 4.50%, a step down from the 75bps pace seen in the past four consecutive meetings. While the Federal Reserve (“Fed”) slowed the pace of rate hikes, the Committee's median projection of a further 75bps hike suggests monetary policy remains on a tightening path. In the accompanying press conference, Fed Chair
Jerome Powell’s opening remarks drove a hard stance on the fight against inflation and the need for more evidence showing that inflation is abating. While the Fed clearly communicated vigilance, Chair Powell recognized the lagged effects of policy, paving the way for a continued downshift in the pace of hikes if conditions warrant.
March 2023 was a pivotal month for the trajectory of the Fed tightening policy and economic outlook. What seemingly started as a continuation of February, quickly reversed course when cracks started to emerge in the US Banking System. The narrative initially centered around Silicon Valley Bank (SVB), which fell victim to an old-fashioned bank run amidst fears that it wouldn’t be able to meet liquidity needs of its depositors on March 8th. By March 10th, regulators took control of the bank and shut it down. This marked the largest bank collapse since 2008. Global banking concerns were quickly exacerbated further when, on March 15th, a top investor in Credit Suisse announced it would not be providing further liquidity to the Global Systematic Important Bank (G-SIB).
On March 19th, the government-driven sale to UBS Group AG was announced. It quickly became clear that monetary policy tightening in this cycle was starting to have an impact on banking systems. As a result, recessionary fears mounted, and markets quickly priced out further tightening for this year. Front-end yields in the US collapsed. Intraday swings during peak volatility were as high as 40bps. Ultimately, on March 22nd, the FOMC raised its policy rate by 25bps in a unanimous decision. This hike brought the target range to 4.75% to 5.00% and brought cumulative tightening to 475 bps. In the statement, there were some notable tweaks. Namely, the Committee changed the phrase that it “anticipates that some additional policy firming may be appropriate”.
The Committee added that “The U.S. banking system is sound and resilient.” But it also acknowledged that “recent developments are likely to result in tighter credit conditions for households and businesses and to weigh on economic activity, hiring, and inflation.
The extent of these effects is uncertain.”
The second quarter of 2023 started with markets focused on the risks related to the looming U.S. debt ceiling deadline. Markets responded, as evidenced by diverging yield patterns of 1-month and 3-month U.S. Treasury Bills, as well as the increased cost to purchase 1-year U.S. sovereign Credit Default Swaps (“CDS”). Notably, these developments occurred against a backdrop where the cost of capital for corporate borrowers was already increasing and expected to remain elevated. U.S. debt ceiling negotiations continued to dominate market sentiment throughout May. The U.S. debt ceiling deal, where U.S. President Joe Biden and House
Speaker Kevin McCarthy reached an agreement to lift the debt ceiling until 2025 and avoid a technical default, was passed with a few days left to spare. This removed near-term uncertainty and thrusted the market’s focus back to the macro-outlook with sticky inflation and a tight labor market. As fears of a default gradually eased, mixed Fed rhetoric and stubbornly strong economic data ultimately helped catalyze the bear flattening. During the May FOMC, the Committee voted unanimously to raise rates 25 bps, moving the Fed Funds target range to 5.0% -5.25%, in line with the median dot from their March SEP. When asked about the rate cuts priced by the market, Chair Powell said that it would not be appropriate to cut rates given the committee forecast for still elevated inflation at the end of the year. The unemployment rate saw its first deviation in June, increasing 0.3% up to ~3.7% while the labor force participation rate was unchanged at 62.6%. Hiring continued to be robust in the US as June's nonfarm payrolls print marked the 14th consecutive month where payrolls have surpassed surveyed expectations. After ten consecutive rate hikes over the past 1.5 years, the Fed decided on their first pause during June’s FOMC meeting leaving the target range between 5% and
5.25%. Following the announcement, they hawkishly revised the end of year Fed Funds target range median dot-plot projection to end between 5.50% and 5.75%, suggesting two additional rates hikes for the year. These movements brought the 2024 and
2025 year-end ranges higher, endorsing the higher for longer narrative the Fed has communicated. Additionally, Chair Powell highlighted the difficulties the Fed is facing in managing monetary policy alongside the ambiguity of the lagged effects, potential credit tightening, and the resiliency of the overall macro economy in the United States.
Boosted by disinflationary trends and the possibility of a soft economic landing, market sentiment started out the third quarter positive in July. The June CPI reading led the way indicating that inflation was cooling. The cooling inflation data, coupled with declining but still elevated payrolls and a robust preliminary second quarter Gross Domestic Product (“GDP”) number, reinvigorated the soft-landing narrative. Despite the lower inflation reading, the Fed proceeded with a 25bps rate hike bringing the Fed Funds rate to a range of 5.25%-5.50%, marking the highest level in 22 years. The policy statement was largely unchanged, with a continued
emphasis on data dependency for future rate decisions. August proved to be an unusually eventful month for market participants,

Nationwide Bond Index Fund - October 31, 2023 - Fund Commentary - 7
characterized by a prevailing risk-off sentiment driven largely by higher yields, robust economic data, and the expectation that the
Fed would maintain higher interest rates for an extended duration. The month kicked off with Fitch downgrading U.S. Treasuries to
AA+ from AAA representing the first downgrade of U.S. debt since S&P’s downgrade in 2011. Fitch's rationale for the downgrade centered on anticipated fiscal deterioration over the next three years and a substantial and escalating government debt burden.
Corporate spreads remained relatively resilient in September despite several factors that exerted negative pressure on equities, including higher yields, negative consumer headlines, and rising energy prices. To start the month, labor markets demonstrated some signs of cooling. Although the Core CPI figure was higher than the two prior monthly prints, annualized core CPI metrics are all trending lower indicating an overall softer inflationary environment. In monetary policy, as widely expected, the FOMC maintained the target Federal Funds rate at 5.25% - 5.50% and left its 2023 median dot unchanged potentially indicating another
25bps hike before year end. In a more unexpected move, the median SEP dots for 2024 and 2025 were revised higher suggesting that the Fed intends to only cut rates by 50bps over each respective year and maintain a restrictive policy stance until 2026. This revision was driven by a more optimistic economic outlook with upward projections to the trajectory of GDP growth and downward projections to the unemployment rate. The most noteworthy development over the month was the aggressive rise in interest rates and steepening of the yield curve with the 10-year Treasury hitting a 16-year high at 4.65% intraday. Despite the cooling inflation and labor market data, yields have continued to move higher driven by a pickup in term premium, improving economic growth projections and the Fed’s indication that it is unlikely to pivot even if growth slows. Outside of economic news, investors faced negative headlines surrounding a potential government shutdown, United Auto Workers union labor strike and significantly higher oil prices driven by OPEC supply cuts.
The Fund did not invest in derivatives during the period and did not experience any liquidity events that had a material impact on performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
James Mauro and Karen Uyehara
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds), and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2023 - Nationwide Bond Index Fund
Asset Allocation
1
U.S. Treasury Obligations 42.2%
Mortgage-Backed Securities 26.5%
Corporate Bonds 24.7%
Commercial Mortgage-Backed Securities 1.5%
Foreign Government Securities 1.5%
Supranational 1.2%
U.S. Government Agency Securities 0.8%
Municipal Bonds 0.7%
Repurchase Agreement 0.6%
Asset-Backed Securities 0.1%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
Banks 5.1%
Oil, Gas & Consumable Fuels 1.7%
Capital Markets 1.6%
Electric Utilities 1.5%
Health Care Providers & Services 1.2%
Consumer Finance 0.9%
Pharmaceuticals 0.8%
Semiconductors & Semiconductor Equipment 0.7%
Insurance 0.7%
Diversified Telecommunication Services 0.6%
Other Industries
#
85.2%
100.0%
Top Holdings
2
U.S. Treasury Notes, 3.88%, 4/30/2025 1.0%
U.S. Treasury Notes, 3.88%, 1/15/2026 0.7%
FNMA UMBS, 2.00%, 4/1/2036 0.6%
U.S. Treasury Notes, 4.25%, 12/31/2024 0.6%
U.S. Treasury Notes, 3.50%, 4/30/2028 0.5%
U.S. Treasury Notes, 2.25%, 11/15/2025 0.5%
U.S. Treasury Notes, 4.75%, 7/31/2025 0.5%
U.S. Treasury Notes, 3.50%, 1/31/2028 0.5%
GNMA, 2.00%, 4/20/2051 0.5%
U.S. Treasury Notes, 0.38%, 11/30/2025 0.5%
Other Holdings
#
94.1%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Bond Index Fund - October 31, 2023 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(0.24)% (0.73)% 0.23% 12/29/1999
w/SC
2
(2.46)% (1.18)% 0.00
Class C w/o SC
1
(0.87)% (1.36)% (0.44)% 3/29/2006
w/SC
3
(1.84)% N/A N/A
Class R6
4,5
0.18% (0.30)% 0.64% 12/29/1999
Institutional Service Class
5
(0.07)% (0.55)% (0.34)% 12/6/2016
Bloomberg U.S. Aggregate
Bond Index 0.36% (0.06)% 0.88%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.73% 0.65%
Class C 1.36% 1.28%
Class R6 0.30% 0.22%
Institutional Service Class 0.55% 0.47%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

10 - Fund Commentary - October 31, 2023 - Nationwide Bond Index Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bond Index Fund versus the Bloomberg U.S.
Aggregate Bond Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide International Index Fund - October 31, 2023 - Fund Commentary - 11
For the annual period ended October 31, 2023, the Nationwide International Index Fund Class A returned 14.53% versus 14.40%
for its benchmark, the MSCI EAFE
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category,
Foreign Large Blend (consisting of 680 investments as of October 31, 2023), was 13.42% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
Developed non-U.S. markets, as represented by the MSCI EAFE Index, finished the year ended 10/31/23 with a positive return of 14.40%.
At the end of 2022, ongoing concerns about an economic recession, tighter monetary policy, and geopolitical tension remained elevated. Developed markets posted strong positive gains over the quarter on the back of optimism that inflation rates across developed markets had already peaked, and central banks would slow down the pace of tightening. However, in December 2022 central banks reiterated their plans to further tighten their monetary policy in their battle against high inflation rates.
In Europe, easing inflationary pressures and the resolution of the fiscal and political turmoil in the UK supported the market performance during the quarter. The Bank of England (BoE) and the European Central Bank (ECB) raised interest rates over the quarter to 3.5% and 2.0% respectively.
In Japan, companies reported strong earnings supported by a weakened yen against the U.S. dollar. The Bank of Japan (BoJ)
surprised the market by loosening its yield curve control by 25 basis points as it dealt with the highest inflation in over 40 years.
In the first quarter of 2023, developed non-U.S. markets posted positive gains over the quarter on the back of optimism of cooling inflationary pressures and resilient economic data. Energy shocks were mitigated by warm weather and government support measures. Headline news about the banking sector dampened market sentiments and attracted investors’ attention later in the quarter. The overall market calmed after the central banks set out reassuring plans.
In Europe, forward-looking indicators raised hopes that the eurozone may continue to avoid recession. The European Central
Bank (ECB) reiterated the Bank’s commitment to return inflation to its 2% target. The Bank of England (BoE) and ECB both raised the interest rate over the quarter to 4.25% and 3.00% respectively.
In Japan, the Bank of Japan (BOJ) kept their stance toward loose monetary policy amidst currency strength concerns. Inflation at the time was still at the highest level in the last 40 years. The Japanese market posted positive gains over the quarter supported by the reopening of Japan and tourism.
In the second quarter of 2023, developed non-U.S. markets posted positive gains over the quarter supported by resilient corporate earnings data. The Information Technology sector rallied and boosted broad market performance, with semiconductor companies leading the way.
The ECB raised its interest rate to 4% over the quarter, indicating a potential for further rate hikes due to elevated inflation rates.
In the United Kingdom, the BoE raised the interest rate to 5% in response to increased inflation triggered by wage growth.
The Japanese equity market posted a positive return over the quarter supported by a weaker Yen, improved sentiment towards the semiconductor industry, and a strong corporate earnings season.
Lastly, in the third quarter of 2023, global growth and inflation concerns took center stage in shaping sentiment across developed markets. Developed European equities fell over the quarter amid worries about the potential impact of further rate hikes on economic growth.
The cooling inflation rate in Europe raised optimism that the rate hiking cycle was nearing its endpoint. The ECB raised interest rates in both July and September, signaling a pause ahead, as the current level was deemed sufficient to guide inflation back to its target. However, the BoE maintained rates in September, indicating a longer period of elevated rates.
In Japan, equity markets rallied on the back of rising rates and robust earnings results. The weakened Yen, coupled with strong domestic demand, heightened investor sentiment, and supported market performance throughout the quarter. The BOJ announced policy adjustments that supported a gradual increase in Japanese government bond yields.

12 - Fund Commentary - October 31, 2023 - Nationwide International Index Fund
From a sector perspective, Financials (+21.26%), Consumer Discretionary (+19.74%), and Energy (+17.66%) were among the best performers. While Real Estate (+1.73%), Communication Services (+6.11%), and Consumer Staples (+6.39%) were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received, and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Jennifer Hsui, CFA, Paul Whitehead, and Peter Sietsema
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
The Fund is indexed to an MSCI index. The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide International Index Fund - October 31, 2023 - Fund Commentary - 13
Asset Allocation
1
Common Stocks 98.5%
Repurchase Agreement 0.3%
Futures Contracts
†
(0.0)%
Other assets in excess of liabilities 1.2%
100.0%
Top Industries
2
Banks 9.9%
Pharmaceuticals 9.5%
Insurance 5.4%
Oil, Gas & Consumable Fuels 4.8%
Automobiles 3.5%
Semiconductors & Semiconductor Equipment 3.3%
Metals & Mining 3.3%
Food Products 3.1%
Chemicals 3.1%
Textiles, Apparel & Luxury Goods 3.0%
Other Industries
#
51.1%
100.0%
Top Holdings
2
Novo Nordisk A/S Class B 2.2%
Nestle SA (Registered) 2.0%
ASML Holding NV 1.7%
Shell plc 1.5%
LVMH Moet Hennessy Louis Vuitton SE 1.4%
AstraZeneca plc 1.4%
Novartis AG (Registered) 1.3%
Toyota Motor Corp. 1.3%
Roche Holding AG 1.3%
TotalEnergies SE 1.1%
Other Holdings
#
84.8%
100.0%
Top Countries
2
Japan 23.0%
United Kingdom 11.3%
France 10.4%
Germany 8.1%
Australia 7.7%
United States 7.4%
Switzerland 6.2%
Netherlands 5.6%
Denmark 3.4%
Sweden 2.8%
Other Countries
#
14.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

14 - Fund Commentary - October 31, 2023 - Nationwide International Index Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
14.53% 3.73% 2.63% 12/29/1999
w/SC
2
8.01% 2.52% 2.02%
Class C w/o SC
1
13.69% 2.96% 1.90% 2/14/2005
w/SC
3
12.69% N/A N/A
Class R
4,5
14.24% 3.44% 2.35% 3/9/2007
Class R6
5,6
14.95% 4.19% 3.05% 12/29/1999
Institutional Service Class
5
14.81% 3.96% 4.93% 12/6/2016
MSCI EAFE
®
Index 14.40% 4.10% 3.05%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.73% 0.69%
Class C 1.54% 1.50%
Class R 1.08% 1.04%
Class R6 0.33% 0.29%
Institutional Service Class 0.57% 0.53%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide International Index Fund - October 31, 2023 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide International Index Fund versus the MSCI
EAFE
®
Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - October 31, 2023 - Nationwide Mid Cap Market Index Fund
For the annual period ended October 31, 2023, the Nationwide Mid Cap Market Index Fund Class A returned -1.72% versus
-1.06% for its benchmark, the S&P MidCap 400
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Mid-Cap Blend (consisting of 356 investments as of October 31, 2023), was -1.13% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The domestic U.S. market, as represented by the S&P Midcap 400
®
Index, finished the year-ending on 10/31/23 with a negative
return of -1.06%.
The U.S. equity market rallied over the fourth quarter in 2022, despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Federal Reserve (“Fed”) reiterated its plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.
After consecutive 75 basis point (“bps”) interest rate hikes, the Fed raised the Federal Funds rate by an additional 50 bps in
December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down. Concerns regarding an economic recession, and its magnitude remained elevated.
At the start of 2023, the U.S. equity market rallied over the first quarter on the back of cooling inflation and resilient economic data.
In combination with a stronger-than-expected Gross Domestic Product (“GDP”), inflation data led investors to position for slower rate rises from the Fed. The Fed reiterated its commitment to raise interest rates to bring inflation down in February, especially if macro data continued to come in stronger than expected. Later in the first quarter, investors’ attention quickly switched to headline news about the banking sector which led to a major sell off in the financial sector. The overall market calmed after the central banks set out reassuring plans.
During the first quarter of 2023, the Fed raised the interest rate by 25 bps in February and March 2023 respectively, bringing it to the range of 4.75% and 5.00%. This represented the 9th consecutive interest rate hike. A slight shift in rhetoric was interpreted, signaling that the rate hiking cycle was nearing a pause, although Fed Chair Jerome Powell was clear that additional ‘policy firming’
may be required.
In the second quarter, the U.S. equity market rallied despite concerns over the debt ceiling. Robust gains were supported by resilient economic data and strong performance by large-cap growth stocks. Concerns regarding the U.S. debt ceiling dampened market sentiment in May 2023 before Congress reached an agreement to suspend it. Later in the quarter, markets rallied again, boosted by the technology sector on the back of enthusiasm over artificial intelligence, and chipmakers.
The Fed raised the interest rate by 25 bps over the second quarter, bringing rates to the range of 5.00% and 5.25%. The Fed signaled that hike pauses would come later in the quarter but expressed the need to retain flexibility to bring inflation down.
In the third quarter, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The Fed raised its policy rate by another 25 bps, bringing the Fed Funds rate to 5.25%-5.50%. The uncertainty about whether the Fed had reached the endpoint of its rate-hiking cycle dampened market sentiment.
A slight inflation hike in August 2023 weighed down on market performance over the second part of Q3, however, the Fed kept rates unchanged during the September meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period and a possibility of another rate hike later in the year – potentially driven by increasing oil prices pushing the inflation rate higher.
From a GICS sector perspective, Industrials (+10.93%), Information Technology (+6.94%), and Materials (+4.05%) were among the best performers. While Communication Services (-21.73%), Utilities (-17.88%), and Financials (-12.96%) were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from trades, dividends, interest received, and other activity associated with securities in the Fund. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.

Nationwide Mid Cap Market Index Fund - October 31, 2023 - Fund Commentary - 17
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Jennifer Hsui, CFA, Paul Whitehead, and Peter Sietsema
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.8%
Repurchase Agreement 0.4%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Banks 5.2%
Oil, Gas & Consumable Fuels 5.1%
Machinery 4.7%
Insurance 4.7%
Building Products 3.8%
Hotels, Restaurants & Leisure 3.7%
Professional Services 3.2%
Specialty Retail 3.2%
Electronic Equipment, Instruments & Components 3.1%
Software 2.9%
Other Industries
#
60.4%
100.0%
Top Holdings
2
Jabil, Inc. 0.8%
Deckers Outdoor Corp. 0.7%
Reliance Steel & Aluminum Co. 0.7%
Builders FirstSource , Inc. 0.6%
Carlisle Cos., Inc. 0.6%
Graco, Inc. 0.6%
Equity LifeStyle Properties, Inc. 0.6%
Ovintiv , Inc. 0.6%
Manhattan Associates, Inc. 0.6%
Lennox International, Inc. 0.6%
Other Holdings
#
93.6%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

18 - Fund Commentary - October 31, 2023 - Nationwide Mid Cap Market Index Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(1.72)% 6.30% 7.23% 12/29/1999
w/SC
2
(7.35)% 5.05% 6.60%
Class C w/o SC
1
(2.40)% 5.58% 6.51% 10/22/2003
w/SC
3
(3.29)% N/A N/A
Class R
4,5
(2.08)% 5.99% 6.93% 3/9/2007
Class R6
5,6
(1.32)% 6.74% 7.67% 12/29/1999
Institutional Service Class
5
(1.55)% 6.53% 6.48% 12/6/2016
S&P MidCap 400
®
Index (1.06)% 7.03% 7.95%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.70% 0.69%
Class C 1.39% 1.38%
Class R 0.99% 0.98%
Class R6 0.28% 0.27%
Institutional Service Class 0.50% 0.49%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Mid Cap Market Index Fund - October 31, 2023 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Mid Cap Market Index Fund versus the S&P
MidCap 400
®
Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - October 31, 2023 - Nationwide NYSE Arca Tech 100 Index Fund
For the annual period ended October 31, 2023, the Nationwide NYSE Arca Tech 100 Index Fund Class A returned 14.30%
versus 14.99% for its benchmark, the NYSE Arca Tech 100
SM
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Growth
*
(consisting of 1,220 investments as of October 31, 2023), was 15.49% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Despite numerous headwinds, most global equity markets generated healthy, double-digit returns for the 12-month period ending
October 31, 2023. Inflation rates around much of the world continued to fall, although they remain above the comfort level of central bank officials. In response, policymakers continued to increase interest rates while promising “higher for longer” would be necessary to bring inflation to heel. Multiple geopolitical concerns jockeyed for attention during the period including the lingering
Russia-Ukraine conflict, flaring US-China tensions and renewed conflict in the Middle East.
The objective of the Fund is to track the total return of the NYSE Arca Tech 100 Index. To pursue this goal, the Fund is generally fully invested in the stocks that comprise the Index. The Fund’s holdings are carefully selected to match the composition of the
Index as closely as possible in terms of security, sector and country exposure.
Communication Services, Materials and Information Technology were the best-performing sectors during the period. Germany, the
Netherlands and Switzerland topped the list of best-performing countries contributing to the Fund’s returns.
Health Care, Industrials and Consumer Discretionary were the three worst-performing sectors, while Finland, Israel and South
Korea were the three worst-performing countries.
During the period, the Fund utilized exchange-traded futures contracts, specifically Nasdaq-100
®
Index E-mini contracts, from
time to time. The purpose of these investments was to reduce the impact of cash drag from minor uninvested cash balances and pending dividend receivables, and as such, it did not have a material impact on the Fund’s returns.
The Fund did not experience any liquidity events that had a measurable impact on performance during the period.
Subadviser:
BNY Mellon Investment Management
Portfolio Managers:
Marlene Walker Smith; David France, CFA; Todd Frysinger, CFA; Michael Stoll; and Vlasta Sheremeta, CFA
*The Fund’s Morningstar Peer Category is updated from Technology to Large Growth due to the Large Growth category is more align with the Fund’s allocation. The Fund currently invests in an index that has allocations to every sector, except Real Estate, and it has roughly 40% in non-Technology securities.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such as derivatives
(many of which create investment leverage and are highly volatile) and exchange-traded funds (ETFs) (shareholders will bear additional costs). Funds that concentrate on specific sectors may be subject to greater volatility than that of other mutual funds.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
”, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks Archipelago
Holdings, Inc. and NYSE Group, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund (the “Fund”). The Fund is not sponsored, endorsed, sold promoted by Archipelago Holdings, Inc.
or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, or the Fund in particular, track general stock market performance.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2023 - Fund Commentary - 21
Asset Allocation
1
Common Stocks 99.5%
Repurchase Agreement 0.5%
Futures Contracts
†
0.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 28.6%
Software 20.3%
Aerospace & Defense 7.9%
Life Sciences Tools & Services 5.8%
Communications Equipment 4.7%
Financial Services 4.2%
Biotechnology 4.0%
IT Services 3.8%
Interactive Media & Services 3.3%
Technology Hardware, Storage & Peripherals 2.7%
Other Industries
#
14.7%
100.0%
Top Holdings
2
Broadcom, Inc. 5.8%
ASML Holding NV (Registered), NYRS 4.1%
Lam Research Corp. 4.0%
Adobe, Inc. 3.7%
Intuit, Inc. 3.4%
KLA Corp. 3.2%
Synopsys, Inc. 3.2%
Lockheed Martin Corp. 3.1%
Thermo Fisher Scientific, Inc. 3.1%
NVIDIA Corp. 2.8%
Other Holdings
#
63.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

22 - Fund Commentary - October 31, 2023 - Nationwide NYSE Arca Tech 100 Index Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
14.30% 11.37% 12.63% 6/10/1996
w/SC
2
7.73% 10.06% 11.97%
Class C w/o SC
1
13.47% 10.56% 11.81% 5/8/2000
w/SC
3
12.53% N/A N/A
Class R6
4,5
14.70% 11.75% 13.03% 9/18/2013
Institutional Service Class
5
14.58% 11.62% 12.89% 6/8/2009
NYSE Arca Tech 100
Index
SM
14.99% 12.09% 13.51%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.65%
Class C 1.39%
Class R6 0.31%
Institutional Service Class 0.43%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2023 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide NYSE Arca Tech 100 Index Fund versus the
NYSE Arca Tech 100
SM
Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2023 - Nationwide S&P 500 Index Fund
For the annual period ended October 31, 2023, the Nationwide S&P 500
®
Index Fund Class A returned 9.45% versus 10.14% for
its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large
Blend (consisting of 1,239 investments as of October 31, 2023), was 8.58% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The domestic U.S. market, as represented by the S&P
®
500 Index, finished the year-end on 10/31/23 with a positive return of
10.14%.
The U.S. equity market rallied over the fourth quarter in 2022, despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Federal Reserve (“Fed”) reiterated its plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.
After consecutive 75 basis point (“bps”) interest rate hikes, the Fed raised the Federal Funds rate by an additional 50 bps in
December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down. Concerns regarding an economic recession, and its magnitude remained elevated.
At the start of 2023, the U.S. equity market rallied over the first quarter on the back of cooling inflation and resilient economic data.
In combination with a stronger-than-expected Gross Domestic Product (“GDP”), inflation data led investors to position for slower rate rises from the Fed. The Fed reiterated its commitment to raise interest rates to bring inflation down in February, especially if macro data continued to come in stronger than expected. Later in the first quarter, investors’ attention quickly switched to headline news about the banking sector which led to a major sell off in the financial sector. The overall market calmed after the central banks set out reassuring plans.
During the first quarter of 2023, the Fed raised the interest rate by 25 bps in February and March 2023 respectively, bringing it to the range of 4.75% and 5.00%. This represented the 9th consecutive interest rate hike. A slight shift in rhetoric was interpreted, signaling that the rate hiking cycle was nearing a pause, although Fed Chair Jerome Powell was clear that additional ‘policy firming’
may be required.
In the second quarter, the U.S. equity market rallied despite concerns over the debt ceiling. Robust gains were supported by resilient economic data and strong performance by large-cap growth stocks. Concerns regarding the U.S. debt ceiling dampened market sentiment in May 2023 before Congress reached an agreement to suspend it. Later in the quarter, markets rallied again, boosted by the technology sector on the back of enthusiasm over artificial intelligence, and chipmakers.
The Fed raised the interest rate by 25 bps over the second quarter, bringing rates to the range of 5.00% and 5.25%. The Fed signaled that hike pauses would come later in the quarter but expressed the need to retain flexibility to bring inflation down.
In the third quarter, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The Fed raised its policy rate by another 25 bps, bringing the Fed Funds rate to 5.25%-5.50%. The uncertainty about whether the Fed had reached the endpoint of its rate-hiking cycle dampened market sentiment.
A slight inflation hike in August 2023 weighed down on market performance over the second part of Q3, however, the Fed kept rates unchanged during the September meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period and a possibility of another rate hike later in the year – potentially driven by increasing oil prices pushing the inflation rate higher.
From a GICS sector perspective, Communication Services (+35.77%), Information Technology (+30.64%), and Consumer
Discretionary (+8.31%) were among the best performers. While Utilities (-7.72%), Real Estate (-6.41%), and Healthcare (-4.56%)
were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from trades, dividends, interest received, and other activity associated with securities in the Fund. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.

Nationwide S&P 500 Index Fund - October 31, 2023 - Fund Commentary - 25
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Jennifer Hsui, CFA, Paul Whitehead, and Peter Sietsema
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreement
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Software 10.8%
Technology Hardware, Storage & Peripherals 7.4%
Semiconductors & Semiconductor Equipment 7.2%
Interactive Media & Services 5.8%
Financial Services 4.3%
Oil, Gas & Consumable Fuels 4.1%
Pharmaceuticals 4.1%
Broadline Retail 3.5%
Health Care Providers & Services 3.2%
Banks 2.9%
Other Industries
#
46.7%
100.0%
Top Holdings
2
Microsoft Corp. 7.1%
Apple, Inc. 7.1%
Amazon.com, Inc. 3.4%
NVIDIA Corp. 2.9%
Alphabet, Inc., Class A 2.1%
Meta Platforms, Inc., Class A 1.9%
Alphabet, Inc., Class C 1.8%
Berkshire Hathaway, Inc., Class B 1.8%
Tesla, Inc. 1.6%
UnitedHealth Group, Inc. 1.4%
Other Holdings
#
68.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

26 - Fund Commentary - October 31, 2023 - Nationwide S&P 500 Index Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
9.45% 10.36% 10.53% 12/30/1999
w/SC
2
3.13% 9.07% 9.88%
Class C w/o SC
1
8.78% 9.65% 9.81% 10/22/2003
w/SC
3
7.78% N/A N/A
Class R
4,5
9.07% 10.02% 10.21% 1/30/2007
Class R6
5,6
9.92% 10.82% 10.99% 12/30/1999
Institutional Service Class
5
9.69% 10.55% 10.72% 11/2/1998
Service Class
5
9.47% 10.38% 10.55% 11/2/1998
S&P 500
®
Index 10.14% 11.01% 11.18%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.59%
Class C 1.24%
Class R 0.95%
Class R6 0.20%
Institutional Service Class 0.45%
Service Class 0.60%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide S&P 500 Index Fund - October 31, 2023 - Fund Commentary - 27
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide S&P 500 Index Fund versus the S&P 500
®
Index over the 10-year period ended 10/31/23. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - October 31, 2023 - Nationwide Small Cap Index Fund
For the annual period ended October 31, 2023, the Nationwide Small Cap Index Fund Class A returned -9.05% versus -8.56%
for its benchmark, the Russell 2000
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category,
Small Blend (consisting of 565 investments as of October 31, 2023), was -5.05% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The domestic U.S. market, as represented by the Russell 2000
®
Index, finished the year-end on 10/31/23 with a negative return of -8.56%.
The U.S. equity market rallied over the fourth quarter in 2022, despite tighter monetary policy. It posted positive returns in October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Federal Reserve (“Fed”) reiterated its plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.
After consecutive 75 basis points (“bps”) interest rate hikes, the Fed raised the Federal Funds rate by an additional 50 bps in
December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down. Concerns regarding an economic recession, and its magnitude remained elevated.
At the start of 2023, the U.S. equity market rallied over the first quarter on the back of cooling inflation and resilient economic data.
In combination with a stronger-than-expected Gross Domestic Product (“GDP”), inflation data led investors to position for slower rate rises from the Fed. The Fed reiterated its commitment to raise interest rates to bring inflation down in February, especially if macro data continued to come in stronger than expected. Later in the first quarter, investors’ attention quickly switched to headline news about the banking sector which led to a major sell off in the financial sector. The overall market calmed after the central banks set out reassuring plans.
During the first quarter of 2023, the Fed raised the interest rate by 25 bps in February and March 2023 respectively, bringing it to the range of 4.75% and 5.00%. This represented the 9th consecutive interest rate hike. A slight shift in rhetoric was interpreted, signaling that the rate hiking cycle was nearing a pause, although Fed Chair Jerome Powell was clear that additional ‘policy firming’
may be required.
In the second quarter, the U.S. equity market rallied despite concerns over the debt ceiling. Robust gains were supported by resilient economic data and strong performance by large-cap growth stocks. Concerns regarding the U.S. debt ceiling dampened market sentiment in May 2023 before Congress reached an agreement to suspend it. Later in the quarter, markets rallied again, boosted by the technology sector on the back of enthusiasm over artificial intelligence, and chipmakers.
The Fed raised the interest rate by 25 bps over the second quarter, bringing rates to the range of 5.00% and 5.25%. The Fed signaled that hike pauses would come later in the quarter but expressed the need to retain flexibility to bring inflation down.
In the third quarter, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The Fed raised its policy rate by another 25 bps, bringing the Fed Funds rate to 5.25%-5.50%. The uncertainty about whether the Fed had reached the endpoint of its rate-hiking cycle dampened market sentiment.
A slight inflation hike in August 2023 weighed down on market performance over the second part of Q3, however, the Fed kept rates unchanged during the September meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period and a possibility of another rate hike later in the year – potentially driven by increasing oil prices pushing the inflation rate higher.
From a GICS sector perspective, Energy (+6.30%), Industrials (+1.93%), and Consumer Staples (+6.33%) were among the best performers. While Healthcare (-21.97%), Financials (-17.44%), and Utilities (-16.43%) were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from trades, dividends, interest received, and other activity associated with securities in the Fund. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund did not experience any liquidity events that had a material impact on performance.

Nationwide Small Cap Index Fund - October 31, 2023 - Fund Commentary - 29
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Jennifer Hsui, CFA, Paul Whitehead, and Peter Sietsema
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources.
The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. The Fund may hold stocks for longer-than-average periods, subjecting it to short-term volatility. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 100.3%
Repurchase Agreement 3.9%
Closed End Fund
†
0.0%
Rights
†
0.0%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (4.2)%
100.0%
Top Industries
2
Banks 8.6%
Biotechnology 6.2%
Oil, Gas & Consumable Fuels 5.5%
Software 5.4%
Machinery 3.4%
Energy Equipment & Services 2.9%
Semiconductors & Semiconductor Equipment 2.7%
Health Care Equipment & Supplies 2.7%
Electronic Equipment, Instruments & Components 2.6%
Health Care Providers & Services 2.6%
Other Industries
#
57.4%
100.0%
Top Holdings
2
Super Micro Computer, Inc. 0.5%
Matador Resources Co. 0.3%
Chord Energy Corp. 0.3%
Murphy Oil Corp. 0.3%
Light & Wonder, Inc. 0.3%
Weatherford International plc 0.3%
Comfort Systems USA, Inc. 0.3%
Selective Insurance Group, Inc. 0.3%
ChampionX Corp. 0.3%
HealthEquity, Inc. 0.3%
Other Holdings
#
96.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

30 - Fund Commentary - October 31, 2023 - Nationwide Small Cap Index Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(9.05)% 2.79% 5.12% 12/29/1999
w/SC
2
(14.25)% 1.57% 4.50%
Class C w/o SC
1
(9.67)% 2.07% 4.40% 10/22/2003
w/SC
3
(10.56)% N/A N/A
Class R
4,5
(9.24)% 2.48% 4.87% 3/9/2007
Class R6
5,6
(8.63)% 3.22% 5.56% 12/29/1999
Institutional Service Class
5
(8.78)% 3.01% 4.11% 12/6/2016
Russell 2000
®
Index (8.56)% 3.31% 5.63%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.77% 0.68%
Class C 1.47% 1.38%
Class R 1.08% 0.99%
Class R6 0.35% 0.26%
Institutional Service Class 0.60% 0.51%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Small Cap Index Fund - October 31, 2023 - Fund Commentary - 31
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Index Fund versus the Russell
2000
®
Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Index Funds - October 31, 2023 - Shareholder Expense Example - 33
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2023) and continued to hold your shares at the end of the reporting period (October 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2023 through October 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2023 through October 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide Bond Index Fund
Class A Shares
Actual
(a)
1,000.00 936.20 3.12 0.64
Hypothetical
(a)(b)
1,000.00 1,021.98 3.26 0.64
Class C Shares
Actual
(a)
1,000.00 934.20 6.19 1.27
Hypothetical
(a)(b)
1,000.00 1,018.80 6.46 1.27
Class R6 Shares
Actual
(a)
1,000.00 938.00 1.07 0.22
Hypothetical
(a)(b)
1,000.00 1,024.10 1.12 0.22
Institutional Service Class Shares
Actual
(a)
1,000.00 937.80 2.30 0.47
Hypothetical
(a)(b)
1,000.00 1,022.84 2.40 0.47

34 - Shareholder Expense Example - October 31, 2023 - Index Funds
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide International Index Fund
Class A Shares
Actual
(a)
1,000.00 922.20 3.39 0.70
Hypothetical
(a)(b)
1,000.00 1,021.68 3.57 0.70
Class C Shares
Actual
(a)
1,000.00 918.60 7.45 1.54
Hypothetical
(a)(b)
1,000.00 1,017.44 7.83 1.54
Class R Shares
Actual
(a)
1,000.00 920.80 5.08 1.05
Hypothetical
(a)(b)
1,000.00 1,019.91 5.35 1.05
Class R6 Shares
Actual
(a)
1,000.00 924.30 1.46 0.30
Hypothetical
(a)(b)
1,000.00 1,023.69 1.53 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 922.70 2.67 0.55
Hypothetical
(a)(b)
1,000.00 1,022.43 2.80 0.55
Nationwide Mid Cap Market Index Fund
Class A Shares
Actual
(a)
1,000.00 954.80 3.35 0.68
Hypothetical
(a)(b)
1,000.00 1,021.78 3.47 0.68
Class C Shares
Actual
(a)
1,000.00 951.60 6.74 1.37
Hypothetical
(a)(b)
1,000.00 1,018.30 6.97 1.37
Class R Shares
Actual
(a)
1,000.00 953.50 4.97 1.01
Hypothetical
(a)(b)
1,000.00 1,020.11 5.14 1.01
Class R6 Shares
Actual
(a)
1,000.00 956.70 1.28 0.26
Hypothetical
(a)(b)
1,000.00 1,023.89 1.33 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 956.20 2.42 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
Nationwide NYSE Arca Tech 100 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,033.80 3.33 0.65
Hypothetical
(a)(b)
1,000.00 1,021.93 3.31 0.65
Class C Shares
Actual
(a)
1,000.00 1,030.20 7.06 1.38
Hypothetical
(a)(b)
1,000.00 1,018.25 7.02 1.38
Class R6 Shares
Actual
(a)
1,000.00 1,035.60 1.59 0.31
Hypothetical
(a)(b)
1,000.00 1,023.64 1.58 0.31
Institutional Service Class Shares
Actual
(a)
1,000.00 1,035.00 2.21 0.43
Hypothetical
(a)(b)
1,000.00 1,023.04 2.19 0.43

Index Funds - October 31, 2023 - Shareholder Expense Example - 35
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide S&P 500 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,010.50 2.89 0.57
Hypothetical
(a)(b)
1,000.00 1,022.33 2.91 0.57
Class C Shares
Actual
(a)
1,000.00 1,007.60 6.17 1.22
Hypothetical
(a)(b)
1,000.00 1,019.06 6.21 1.22
Class R Shares
Actual
(a)
1,000.00 1,008.80 4.71 0.93
Hypothetical
(a)(b)
1,000.00 1,020.52 4.74 0.93
Class R6 Shares
Actual
(a)
1,000.00 1,013.30 0.91 0.18
Hypothetical
(a)(b)
1,000.00 1,024.30 0.92 0.18
Institutional Service Class Shares
Actual
(a)
1,000.00 1,011.60 2.18 0.43
Hypothetical
(a)(b)
1,000.00 1,023.04 2.19 0.43
Service Class Shares
Actual
(a)
1,000.00 1,010.90 2.94 0.58
Hypothetical
(a)(b)
1,000.00 1,022.28 2.96 0.58
Nationwide Small Cap Index Fund
Class A Shares
Actual
(a)
1,000.00 943.90 3.33 0.68
Hypothetical
(a)(b)
1,000.00 1,021.78 3.47 0.68
Class C Shares
Actual
(a)
1,000.00 941.20 6.65 1.36
Hypothetical
(a)(b)
1,000.00 1,018.35 6.92 1.36
Class R Shares
Actual
(a)
1,000.00 943.00 4.95 1.01
Hypothetical
(a)(b)
1,000.00 1,020.11 5.14 1.01
Class R6 Shares
Actual
(a)
1,000.00 945.80 1.28 0.26
Hypothetical
(a)(b)
1,000.00 1,023.89 1.33 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 945.40 2.50 0.51
Hypothetical
(a)(b)
1,000.00 1,022.63 2.60 0.51
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2023 through
October 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

36 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Asset-Backed Securities 0 .1%
Principal
Amount ($) Value ($)
Airlines 0 .1%
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 138,313 132,475
Credit Card 0 .0%
†
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 50,000 48,796
Total Asset-Backed Securities
(cost $187,582)
181,271
Commercial Mortgage-Backed Securities 1 .5%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 413,977
Citigroup Commercial
Mortgage Trust, Series
2014-GC25, Class A4,
3.64%, 10/10/2047 500,000 485,812
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC
Series K066, Class A2,
3.12%, 6/25/2027 250,000 231,856
Series K739, Class A2,
1.34%, 9/25/2027 620,000 536,959
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 170,182
FNMA ACES REMIC, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,056,778 884,162
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 669,346
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 418,813
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 129,014
Total Commercial Mortgage-Backed
Securities
(cost $4,554,605) 3,940,121
Corporate Bonds 24 .7%
Aerospace & Defense 0 .4%
Boeing Co. (The) ,
3.10%, 5/1/2026 200,000 186,477
3.20%, 3/1/2029 100,000 86,408
5.15%, 5/1/2030 50,000 46,847
5.71%, 5/1/2040 200,000 176,914
5.81%, 5/1/2050 25,000 21,523
General Dynamics Corp. ,
4.25%, 4/1/2040 50,000 40,529
L3Harris Technologies, Inc. ,
4.85%, 4/27/2035 55,000 48,102
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 37,605
Lockheed Martin Corp. ,
4.09%, 9/15/2052 100,000 73,747
4.15%, 6/15/2053 10,000 7,438
5.70%, 11/15/2054 25,000 23,411
4.30%, 6/15/2062 10,000 7,312
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 81,930
RTX Corp. ,
4.13%, 11/16/2028 200,000 183,654
4.50%, 6/1/2042 100,000 77,598
3.75%, 11/1/2046 50,000 33,109
3.03%, 3/15/2052 50,000 27,942
1,160,546
Air Freight & Logistics 0 .1%
FedEx Corp. ,
4.25%, 5/15/2030 100,000 90,494
4.55%, 4/1/2046 100,000 75,436
United Parcel Service, Inc. ,
6.20%, 1/15/2038 40,000 40,944
5.30%, 4/1/2050 50,000 44,840
251,714
Automobile Components 0 .1%
Aptiv plc ,
5.40%, 3/15/2049 50,000 38,996
BorgWarner, Inc. ,
2.65%, 7/1/2027 25,000 22,225
Lear Corp. ,
3.80%, 9/15/2027 123,000 112,677
173,898
Automobiles 0 .1%
General Motors Co. ,
6.25%, 10/2/2043 150,000 128,918
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 20,000 16,463
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 57,813
203,194
Banks 5 .1%
Banco Santander SA ,
4.25%, 4/11/2027 200,000 185,342
Bank of America Corp. ,
4.25%, 10/22/2026 145,000 136,836
(SOFR + 1.05%), 2.55%,
2/4/2028(a) 200,000 176,745
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(a) 241,000 214,521
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(a) 50,000 45,242
(SOFR + 2.15%), 2.59%,
4/29/2031(a) 100,000 78,836
(SOFR + 1.32%), 2.69%,
4/22/2032(a) 200,000 153,350

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.21%), 2.57%,
10/20/2032(a) 200,000 149,789
(SOFR + 1.33%), 2.97%,
2/4/2033(a) 95,000 72,811
(SOFR + 1.83%), 4.57%,
4/27/2033(a) 40,000 34,496
(SOFR + 2.16%), 5.02%,
7/22/2033(a) 45,000 40,234
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(a) 95,000 74,971
(SOFR + 1.93%), 2.68%,
6/19/2041(a)(b) 170,000 103,649
5.88%, 2/7/2042 25,000 23,431
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(a) 100,000 75,638
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(a) 70,000 49,077
(SOFR + 1.56%), 2.97%,
7/21/2052(a) 30,000 17,208
Bank of America NA ,
5.65%, 8/18/2025 250,000 249,262
Bank of Montreal ,
5.20%, 2/1/2028 50,000 48,233
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(a) 25,000 18,058
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026(b) 250,000 229,563
Barclays plc ,
(SOFR + 2.21%), 5.83%,
5/9/2027(a) 200,000 195,430
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(a) 200,000 202,191
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(a) 250,000 230,137
Canadian Imperial Bank of
Commerce ,
3.60%, 4/7/2032 30,000 24,661
Citibank NA ,
5.86%, 9/29/2025 250,000 250,302
Citigroup, Inc. ,
3.70%, 1/12/2026 250,000 237,906
3.40%, 5/1/2026 200,000 188,154
(SOFR + 1.28%), 3.07%,
2/24/2028(a) 10,000 9,001
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(a) 100,000 89,888
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(a) 100,000 88,472
(SOFR + 1.17%), 2.56%,
5/1/2032(a) 80,000 60,705
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
6.63%, 6/15/2032 142,000 140,653
8.13%, 7/15/2039 40,000 45,101
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(a) 90,000 66,133
4.65%, 7/23/2048 100,000 77,021
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 90,000 79,967
Comerica, Inc. ,
4.00%, 2/1/2029 15,000 12,272
Cooperatieve Rabobank UA ,
3.75%, 7/21/2026 250,000 232,269
Fifth Third Bancorp ,
3.95%, 3/14/2028 70,000 62,579
(SOFR + 1.66%), 4.34%,
4/25/2033(a) 20,000 16,292
HSBC Holdings plc ,
(SOFR + 1.51%), 4.18%,
12/9/2025(a) 200,000 194,775
(SOFR + 1.54%), 1.65%,
4/18/2026(a) 200,000 185,955
(CME Term SOFR 3
Month + 1.81%), 4.04%,
3/13/2028(a) 200,000 183,695
(SOFR + 3.35%), 7.39%,
11/3/2028(a) 200,000 205,160
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(a) 200,000 182,249
4.95%, 3/31/2030 200,000 183,973
6.50%, 9/15/2037 100,000 90,952
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(a) 200,000 184,009
JPMorgan Chase & Co. ,
3.13%, 1/23/2025 250,000 241,857
3.30%, 4/1/2026 250,000 235,583
(SOFR + 1.32%), 4.08%,
4/26/2026(a) 100,000 96,922
(SOFR + 1.56%), 4.32%,
4/26/2028(a) 190,000 178,475
(SOFR + 1.99%), 4.85%,
7/25/2028(a) 150,000 143,326
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(a) 25,000 22,995
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(a) 80,000 70,188
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(a) 100,000 82,156
(SOFR + 2.04%), 2.52%,
4/22/2031(a) 125,000 99,417
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(a) 100,000 77,233
(SOFR + 1.26%), 2.96%,
1/25/2033(a) 35,000 27,268

38 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 2.08%), 4.91%,
7/25/2033(a) 50,000 44,912
(SOFR + 2.58%), 5.72%,
9/14/2033(a) 50,000 46,823
6.40%, 5/15/2038 120,000 121,207
(SOFR + 1.46%), 3.16%,
4/22/2042(a) 50,000 32,938
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(a) 145,000 101,364
(SOFR + 2.44%), 3.11%,
4/22/2051(a) 60,000 35,342
KeyBank NA ,
5.85%, 11/15/2027 250,000 231,526
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 190,967
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 100,000 90,645
3.63%, 4/1/2026 200,000 193,477
3.75%, 2/15/2028 100,000 95,239
2.88%, 4/3/2028 200,000 183,330
1.75%, 9/14/2029 100,000 83,965
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033 160,000 158,729
Lloyds Banking Group plc ,
4.50%, 11/4/2024 250,000 244,193
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(a) 200,000 177,575
Manufacturers & Traders Trust
Co. ,
4.65%, 1/27/2026 250,000 236,119
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(a) 200,000 176,672
3.75%, 7/18/2039 200,000 150,434
Mizuho Financial Group, Inc. ,
3.17%, 9/11/2027(b) 250,000 224,987
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 238,196
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(a) 200,000 176,164
Oesterreichische Kontrollbank
AG ,
4.13%, 1/20/2026 70,000 68,399
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(a) 70,000 67,022
2.55%, 1/22/2030 100,000 79,442
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.93%), 5.07%,
1/24/2034(a)(b) 40,000 35,198
Royal Bank of Canada ,
2.05%, 1/21/2027 100,000 88,504
5.00%, 2/1/2033 70,000 63,288
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 92,003
Santander UK Group Holdings
plc ,
(SOFR + 2.75%), 6.83%,
11/21/2026(a) 200,000 199,678
Sumitomo Mitsui Financial
Group, Inc. ,
5.46%, 1/13/2026 200,000 197,362
3.20%, 9/17/2029 250,000 211,847
Toronto-Dominion Bank (The) ,
1.25%, 12/13/2024 100,000 95,056
4.11%, 6/8/2027 150,000 140,630
4.46%, 6/8/2032 60,000 52,320
Truist Financial Corp. ,
(SOFR + 1.46%), 4.26%,
7/28/2026(a) 10,000 9,578
(SOFR + 0.61%), 1.27%,
3/2/2027(a) 50,000 43,832
1.95%, 6/5/2030 50,000 37,268
(SOFR + 2.24%), 4.92%,
7/28/2033(a) 10,000 8,166
(SOFR + 2.30%), 6.12%,
10/28/2033(a) 40,000 37,038
(SOFR + 1.85%), 5.12%,
1/26/2034(a) 40,000 34,321
US Bancorp ,
Series X, 3.15%, 4/27/2027 250,000 225,660
(SOFR + 2.11%), 4.97%,
7/22/2033(a) 25,000 20,921
(SOFR + 2.26%), 5.84%,
6/12/2034(a)(b) 60,000 55,264
Wells Fargo & Co. ,
(SOFR + 1.56%), 4.54%,
8/15/2026(a) 40,000 38,764
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(a) 100,000 81,775
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(a) 250,000 197,952
(SOFR + 1.50%), 3.35%,
3/2/2033(a) 50,000 39,368
(SOFR + 2.10%), 4.90%,
7/25/2033(a) 90,000 79,106
(SOFR + 1.99%), 5.56%,
7/25/2034(a) 130,000 119,001
5.61%, 1/15/2044 240,000 202,272
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(a) 60,000 47,583
Westpac Banking Corp. ,
5.46%, 11/18/2027(b) 130,000 129,020

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(a) 30,000 21,803
3.13%, 11/18/2041 65,000 37,967
13,264,826
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 230,000 191,539
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 100,000 96,508
5.45%, 1/23/2039 80,000 73,804
5.55%, 1/23/2049 100,000 90,722
5.80%, 1/23/2059 20,000 18,471
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 18,546
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 100,000 92,234
2.60%, 6/1/2050 100,000 56,923
Constellation Brands, Inc. ,
5.25%, 11/15/2048 50,000 41,792
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 166,840
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 14,574
4.50%, 4/15/2052(b) 30,000 22,201
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 50,000 35,456
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 95,799
4.45%, 5/15/2028 100,000 97,463
3.45%, 10/6/2046 75,000 51,907
2.75%, 10/21/2051 50,000 29,051
1,193,830
Biotechnology 0 .4%
AbbVie, Inc. ,
3.20%, 11/21/2029 60,000 52,288
4.30%, 5/14/2036 100,000 84,921
4.70%, 5/14/2045 50,000 40,649
4.25%, 11/21/2049 175,000 131,335
Amgen, Inc. ,
5.15%, 3/2/2028 70,000 68,319
5.25%, 3/2/2033(b) 80,000 74,608
2.80%, 8/15/2041 80,000 49,486
5.60%, 3/2/2043(b) 60,000 53,515
4.66%, 6/15/2051 170,000 129,374
5.75%, 3/2/2063 60,000 51,967
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 91,678
3.15%, 5/1/2050 30,000 17,277
Gilead Sciences, Inc. ,
4.75%, 3/1/2046 150,000 121,243
966,660
Broadline Retail 0 .2%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031 200,000 153,369
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail
Amazon.com, Inc. ,
1.65%, 5/12/2028 200,000 170,780
3.60%, 4/13/2032 25,000 21,707
4.70%, 12/1/2032(b) 25,000 23,444
2.50%, 6/3/2050 50,000 27,652
3.95%, 4/13/2052(b) 25,000 18,277
4.25%, 8/22/2057 150,000 113,513
4.10%, 4/13/2062 25,000 17,974
eBay, Inc. ,
4.00%, 7/15/2042 50,000 35,069
581,785
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027 23,000 20,582
2.72%, 2/15/2030 100,000 81,455
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 42,577
Johnson Controls International
plc ,
4.90%, 12/1/2032 100,000 92,359
Masco Corp. ,
3.13%, 2/15/2051 30,000 16,810
Owens Corning ,
4.30%, 7/15/2047 10,000 7,127
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 20,000 18,375
279,285
Capital Markets 1 .6%
Ares Capital Corp. ,
3.88%, 1/15/2026 60,000 56,112
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027(b) 100,000 88,577
Series J, 1.90%, 1/25/2029 100,000 82,713
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(a) 20,000 19,157
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 41,831
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 72,803
Brookfield Finance, Inc. ,
4.85%, 3/29/2029(b) 60,000 55,827
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 88,201
1.95%, 12/1/2031 50,000 35,584
CME Group, Inc. ,
5.30%, 9/15/2043(b) 50,000 46,392
Credit Suisse AG ,
5.00%, 7/9/2027 250,000 238,555
Deutsche Bank AG ,
(SOFR + 3.19%), 6.12%,
7/14/2026(a) 200,000 196,892
(SOFR + 1.32%), 2.55%,
1/7/2028(a) 200,000 173,111

40 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 300,000 288,731
(SOFR + 0.91%), 1.95%,
10/21/2027(a) 200,000 175,403
(SOFR + 1.11%), 2.64%,
2/24/2028(a) 25,000 22,146
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(a) 250,000 198,380
6.25%, 2/1/2041 200,000 193,624
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 18,417
4.60%, 3/15/2033 20,000 17,846
4.95%, 6/15/2052 20,000 16,351
3.00%, 9/15/2060 50,000 26,472
5.20%, 6/15/2062 20,000 16,459
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 42,664
Moody's Corp. ,
3.75%, 2/25/2052 40,000 26,665
Morgan Stanley ,
4.35%, 9/8/2026 250,000 236,526
(SOFR + 1.00%), 2.48%,
1/21/2028(a) 130,000 115,210
(SOFR + 1.59%), 5.16%,
4/20/2029(a) 110,000 104,657
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(a) 50,000 45,526
(SOFR + 1.14%), 2.70%,
1/22/2031(a)(b) 40,000 32,139
7.25%, 4/1/2032 100,000 106,713
(SOFR + 1.29%), 2.94%,
1/21/2033(a) 50,000 38,370
(SOFR + 2.56%), 6.34%,
10/18/2033(a) 80,000 78,430
(SOFR + 1.87%), 5.25%,
4/21/2034(a) 100,000 90,101
4.38%, 1/22/2047 250,000 186,696
Nasdaq, Inc. ,
5.55%, 2/15/2034 90,000 83,483
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 200,000 175,339
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 45,681
1.95%, 5/1/2030 50,000 38,748
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030(b) 100,000 92,688
S&P Global, Inc. ,
2.70%, 3/1/2029 10,000 8,672
2.90%, 3/1/2032 50,000 40,118
State Street Corp. ,
3.30%, 12/16/2024 155,000 150,570
(SOFR + 1.57%), 4.82%,
1/26/2034(a) 40,000 35,467
UBS Group AG ,
3.75%, 3/26/2025 250,000 240,747
4,184,794
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0 .3%
Cabot Corp. ,
4.00%, 7/1/2029 30,000 26,839
Celanese US Holdings LLC ,
6.38%, 7/15/2032 50,000 46,931
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 53,169
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 72,513
6.90%, 5/15/2053 25,000 24,991
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 30,000 26,814
5.42%, 11/15/2048 25,000 21,683
Eastman Chemical Co. ,
4.65%, 10/15/2044 50,000 36,466
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 76,175
FMC Corp. ,
6.38%, 5/18/2053 15,000 12,628
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 14,389
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,187
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 41,861
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 45,696
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 46,342
5.00%, 4/1/2049 20,000 15,565
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 85,424
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 50,000 37,714
Westlake Corp. ,
4.38%, 11/15/2047 40,000 27,663
727,050
Commercial Services & Supplies 0 .1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 40,437
3.05%, 3/1/2050 50,000 30,087
Waste Connections, Inc. ,
4.20%, 1/15/2033 60,000 52,067
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 37,470
160,061
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 139,285
5.90%, 2/15/2039 40,000 39,780
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 43,889
Motorola Solutions, Inc. ,
2.30%, 11/15/2030(b) 35,000 26,752
249,706
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 39,372

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials 0 .0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 36,206
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 93,337
129,543
Consumer Finance 0 .9%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027 150,000 134,655
3.00%, 10/29/2028 200,000 168,449
Ally Financial, Inc. ,
8.00%, 11/1/2031 30,000 29,281
American Express Co. ,
3.63%, 12/5/2024 150,000 146,227
(SOFR + 1.00%), 4.99%,
5/1/2026(a) 100,000 98,081
3.13%, 5/20/2026 300,000 281,490
(SOFR + 1.84%), 5.04%,
5/1/2034(a) 100,000 89,771
American Honda Finance
Corp. ,
1.50%, 1/13/2025 50,000 47,587
2.25%, 1/12/2029 50,000 42,397
Capital One Financial Corp. ,
3.75%, 3/9/2027 250,000 225,752
(SOFR + 2.06%), 4.93%,
5/10/2028(a) 45,000 41,630
(SOFR + 2.86%), 6.38%,
6/8/2034(a) 45,000 41,037
Caterpillar Financial Services
Corp. ,
5.15%, 8/11/2025 70,000 69,594
4.35%, 5/15/2026 50,000 48,794
Discover Financial Services ,
4.50%, 1/30/2026 100,000 94,954
General Motors Financial Co.,
Inc. ,
1.25%, 1/8/2026 200,000 179,237
2.35%, 2/26/2027 50,000 43,955
John Deere Capital Corp. ,
0.70%, 1/15/2026 100,000 90,177
PACCAR Financial Corp. ,
1.80%, 2/6/2025 100,000 95,512
Synchrony Financial ,
4.50%, 7/23/2025 80,000 75,153
Toyota Motor Credit Corp. ,
3.95%, 6/30/2025 45,000 43,855
5.00%, 8/14/2026 100,000 98,759
3.65%, 1/8/2029 100,000 91,531
4.45%, 6/29/2029 50,000 47,298
2,325,176
Consumer Staples Distribution & Retail 0 .3%
Dollar General Corp. ,
4.13%, 4/3/2050 50,000 32,680
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 25,000 18,958
3.38%, 12/1/2051 25,000 14,204
Kroger Co. (The) ,
7.50%, 4/1/2031 90,000 96,529
Sysco Corp. ,
6.60%, 4/1/2050 50,000 49,328
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Target Corp. ,
2.50%, 4/15/2026 250,000 234,948
3.90%, 11/15/2047 50,000 35,705
4.80%, 1/15/2053(b) 30,000 24,399
Walgreens Boots Alliance,
Inc. ,
3.20%, 4/15/2030 70,000 54,511
Walmart, Inc. ,
1.80%, 9/22/2031 100,000 76,902
2.65%, 9/22/2051 100,000 57,398
4.50%, 9/9/2052 100,000 81,136
776,698
Containers & Packaging 0 .1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 18,243
Sonoco Products Co. ,
1.80%, 2/1/2025 50,000 47,323
2.25%, 2/1/2027 45,000 39,662
2.85%, 2/1/2032 50,000 38,840
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 34,883
178,951
Diversified Consumer Services 0 .0%
†
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 52,676
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 8,092
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 33,113
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 20,482
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 14,147
128,510
Diversified REITs 0 .2%
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 92,461
GLP Capital LP ,
5.38%, 4/15/2026 200,000 191,680
Simon Property Group LP ,
2.65%, 2/1/2032 100,000 76,060
4.75%, 3/15/2042 60,000 46,203
STORE Capital Corp. ,
2.70%, 12/1/2031 50,000 33,513
VICI Properties LP ,
4.75%, 2/15/2028 10,000 9,209
5.13%, 5/15/2032(b) 10,000 8,642
5.63%, 5/15/2052 20,000 15,655
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 43,649
517,072

42 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0 .6%
AT&T, Inc. ,
1.65%, 2/1/2028(b) 100,000 83,602
4.30%, 2/15/2030(b) 50,000 44,841
2.25%, 2/1/2032 100,000 73,899
2.55%, 12/1/2033 207,000 148,564
3.50%, 6/1/2041 100,000 66,854
3.65%, 9/15/2059 398,000 230,268
Bell Canada (The) ,
4.30%, 7/29/2049 50,000 35,734
British Telecommunications
plc ,
9.62%, 12/15/2030(c) 35,000 40,362
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(c) 50,000 56,022
Orange SA ,
5.50%, 2/6/2044 50,000 44,015
Sprint Capital Corp. ,
6.88%, 11/15/2028 100,000 102,558
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 99,838
Verizon Communications, Inc. ,
4.33%, 9/21/2028 100,000 93,107
1.75%, 1/20/2031 100,000 73,942
2.55%, 3/21/2031 209,000 163,284
4.50%, 8/10/2033 80,000 69,329
3.85%, 11/1/2042 175,000 123,790
2.99%, 10/30/2056 210,000 110,490
1,660,499
Electric Utilities 1 .5%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047 50,000 33,881
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033 40,000 37,545
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 90,000 65,251
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 73,925
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 71,309
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 77,663
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 10,000 8,052
3.70%, 3/15/2045 80,000 55,282
Series B, 3.65%, 3/1/2052 10,000 6,532
Duke Energy Corp. ,
3.30%, 6/15/2041 80,000 52,312
4.20%, 6/15/2049 150,000 103,153
5.00%, 8/15/2052(b) 50,000 38,819
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 65,391
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 47,122
Emera US Finance LP ,
3.55%, 6/15/2026 150,000 140,579
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 95,038
5.30%, 9/15/2033 50,000 46,713
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Arkansas LLC,
4.20%, 4/1/2049 50,000 35,684
Entergy Louisiana LLC ,
4.00%, 3/15/2033 50,000 42,008
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 19,863
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 34,591
Eversource Energy ,
Series H, 3.15%, 1/15/2025 75,000 72,532
3.45%, 1/15/2050 100,000 60,880
Exelon Corp. ,
4.05%, 4/15/2030 200,000 176,668
5.63%, 6/15/2035 100,000 92,926
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 40,331
4.13%, 6/1/2048 90,000 65,948
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 91,729
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 95,532
4.95%, 5/17/2033 100,000 91,276
4.30%, 3/15/2042 50,000 38,257
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 81,896
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 42,240
NextEra Energy Capital
Holdings, Inc. ,
4.45%, 6/20/2025 25,000 24,376
1.88%, 1/15/2027 45,000 39,523
4.63%, 7/15/2027 25,000 23,824
2.75%, 11/1/2029 100,000 82,956
2.44%, 1/15/2032 25,000 18,743
5.05%, 2/28/2033(b) 40,000 36,306
Northern States Power Co. ,
4.13%, 5/15/2044 50,000 37,063
Ohio Power Co. ,
4.15%, 4/1/2048 50,000 35,462
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 30,000 28,326
Oncor Electric Delivery Co.
LLC ,
5.30%, 6/1/2042 50,000 45,306
4.60%, 6/1/2052 25,000 19,317
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 250,000 185,329
4.50%, 7/1/2040 100,000 70,977
4.95%, 7/1/2050 50,000 34,901
PacifiCorp ,
6.00%, 1/15/2039 25,000 22,921
5.50%, 5/15/2054(b) 25,000 20,362
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 74,789
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 48,883
Series 08-A, 5.95%,
2/1/2038 30,000 27,829

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co.,
4.00%, 4/1/2047 100,000 68,448
Series B, 4.88%, 3/1/2049 50,000 38,840
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 196,288
4.40%, 7/1/2046 80,000 59,011
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 25,438
Union Electric Co. ,
2.63%, 3/15/2051 100,000 53,033
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 38,182
Series A, 6.00%, 5/15/2037 35,000 33,474
4.45%, 2/15/2044 150,000 112,858
Series C, 4.63%, 5/15/2052 50,000 37,900
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 100,000 86,257
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 122,317
3,850,167
Electrical Equipment 0 .0%
†
Eaton Corp. ,
4.00%, 11/2/2032 100,000 87,376
Regal Rexnord Corp. ,
6.30%, 2/15/2030(d) 50,000 47,049
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 2,685
137,110
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 83,163
CDW LLC ,
3.57%, 12/1/2031 30,000 24,056
Corning, Inc. ,
5.35%, 11/15/2048 70,000 59,597
Flex Ltd. ,
3.75%, 2/1/2026 200,000 189,356
356,172
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 31,380
4.08%, 12/15/2047 50,000 35,654
Halliburton Co. ,
5.00%, 11/15/2045(b) 90,000 73,935
NOV, Inc. ,
3.95%, 12/1/2042 50,000 33,474
174,443
Entertainment 0 .3%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 50,000 27,951
Netflix, Inc. ,
4.88%, 4/15/2028 100,000 96,344
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 8,564
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 60,000 36,004
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 82,050
2.65%, 1/13/2031 100,000 81,170
3.50%, 5/13/2040 60,000 43,131
2.75%, 9/1/2049 100,000 55,883
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 50,000 46,030
4.05%, 3/15/2029 50,000 44,243
4.28%, 3/15/2032(b) 25,000 20,728
5.05%, 3/15/2042 30,000 22,222
5.14%, 3/15/2052 170,000 120,295
684,615
Financial Services 0 .4%
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 100,000 88,377
3.90%, 4/5/2032 25,000 20,451
Equitable Holdings, Inc. ,
7.00%, 4/1/2028(b) 92,000 94,174
Fidelity National Information
Services, Inc. ,
2.25%, 3/1/2031 50,000 38,106
3.10%, 3/1/2041 30,000 18,928
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 43,860
2.65%, 6/1/2030 80,000 64,469
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 32,422
Mastercard, Inc. ,
2.00%, 11/18/2031 50,000 38,151
3.95%, 2/26/2048 50,000 37,753
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 45,559
5.80%, 1/15/2033 50,000 48,360
PayPal Holdings, Inc. ,
4.40%, 6/1/2032 100,000 89,615
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 153,328
4.38%, 5/11/2045 50,000 39,038
Visa, Inc. ,
4.30%, 12/14/2045 100,000 79,837
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 94,206
1,026,634
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 92,756
2.90%, 3/1/2032 25,000 20,284
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 46,580
4.80%, 3/15/2048 10,000 7,589
Conagra Brands, Inc. ,
5.40%, 11/1/2048 50,000 40,019
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 82,665
Hershey Co. (The) ,
3.13%, 11/15/2049 50,000 30,936

44 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 32,609
JBS USA LUX SA ,
3.00%, 5/15/2032 30,000 21,818
5.75%, 4/1/2033 50,000 44,161
6.75%, 3/15/2034(d) 30,000 28,112
6.50%, 12/1/2052 15,000 12,324
Kellogg Co. ,
3.25%, 4/1/2026 40,000 37,738
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 120,000 93,948
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 106,644
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 27,234
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033 30,000 27,570
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 38,641
Unilever Capital Corp. ,
2.13%, 9/6/2029 100,000 83,278
5.90%, 11/15/2032 50,000 50,637
925,543
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 50,000 37,275
ONE Gas, Inc. ,
2.00%, 5/15/2030 100,000 78,303
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 43,548
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 38,616
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 13,519
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 6,263
217,524
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 100,000 87,068
4.90%, 4/1/2044 70,000 58,773
2.88%, 6/15/2052 25,000 14,267
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 124,713
6.20%, 6/1/2036 30,000 30,309
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 50,000 43,592
3.10%, 12/2/2051 35,000 20,546
4.20%, 11/15/2069(b) 25,000 16,902
6.13%, 9/15/2115 10,000 9,000
CSX Corp. ,
5.50%, 4/15/2041 50,000 45,157
3.95%, 5/1/2050 100,000 69,732
Norfolk Southern Corp. ,
2.55%, 11/1/2029 50,000 41,489
2.30%, 5/15/2031 100,000 78,275
4.45%, 6/15/2045 50,000 38,135
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Norfolk Southern Corp.,
5.35%, 8/1/2054 30,000 25,602
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 81,959
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 76,884
3.25%, 2/5/2050 80,000 50,281
3.84%, 3/20/2060 90,000 59,277
971,961
Health Care Equipment & Supplies 0 .2%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 43,817
4.90%, 11/30/2046 100,000 86,256
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 91,217
1.92%, 2/1/2027 70,000 61,387
2.27%, 12/1/2028 50,000 41,376
Becton Dickinson & Co. ,
4.69%, 12/15/2044(b) 44,000 35,168
Boston Scientific Corp. ,
4.70%, 3/1/2049 34,000 27,100
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 38,086
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032(b) 100,000 96,798
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 15,873
Medtronic, Inc. ,
4.63%, 3/15/2045 50,000 41,267
Stryker Corp. ,
2.90%, 6/15/2050 50,000 29,239
607,584
Health Care Providers & Services 1 .2%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 16,134
Aetna, Inc. ,
3.88%, 8/15/2047 50,000 32,922
Ascension Health ,
Series B, 3.11%, 11/15/2039 100,000 69,463
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 100,000 57,204
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 35,981
Cencora, Inc. ,
4.25%, 3/1/2045 50,000 36,386
Centene Corp. ,
3.00%, 10/15/2030 80,000 63,310
2.50%, 3/1/2031 40,000 30,259
Children's Health System of
Texas ,
2.51%, 8/15/2050 100,000 52,447
Cigna Group (The) ,
4.13%, 11/15/2025 200,000 193,782
4.80%, 8/15/2038 50,000 42,354
3.40%, 3/15/2050 125,000 77,296
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 49,719

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CommonSpirit Health,
4.19%, 10/1/2049 25,000 17,450
CVS Health Corp. ,
5.00%, 2/20/2026 100,000 98,102
4.30%, 3/25/2028(b) 59,000 55,276
3.75%, 4/1/2030 100,000 87,001
2.13%, 9/15/2031 90,000 67,064
4.78%, 3/25/2038 75,000 62,032
5.05%, 3/25/2048(b) 150,000 117,913
5.88%, 6/1/2053 35,000 30,608
Elevance Health, Inc. ,
4.75%, 2/15/2033 60,000 54,407
4.65%, 8/15/2044 150,000 118,217
HCA, Inc. ,
4.50%, 2/15/2027 250,000 236,450
3.63%, 3/15/2032 100,000 80,327
5.50%, 6/15/2047 20,000 16,111
4.63%, 3/15/2052 70,000 48,734
Humana, Inc. ,
3.95%, 8/15/2049 50,000 34,294
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 37,658
Series 2021, 3.00%,
6/1/2051 100,000 58,724
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 42,197
McKesson Corp. ,
1.30%, 8/15/2026 100,000 88,764
3.95%, 2/16/2028 100,000 93,946
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 17,161
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 14,202
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 24,463
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032(b) 100,000 74,743
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 10,204
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 45,992
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 8,113
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 26,251
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027(b) 250,000 233,466
3.88%, 12/15/2028 200,000 186,010
5.35%, 2/15/2033(b) 50,000 48,059
2.75%, 5/15/2040 60,000 38,845
3.05%, 5/15/2041 50,000 33,365
4.25%, 4/15/2047 60,000 45,156
3.25%, 5/15/2051 100,000 61,427
5.88%, 2/15/2053 20,000 18,914
3.13%, 5/15/2060 50,000 28,453
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
5.20%, 4/15/2063 30,000 25,064
3,142,420
Health Care REITs 0 .1%
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 50,000 40,683
Healthpeak OP LLC ,
3.40%, 2/1/2025 19,000 18,359
2.88%, 1/15/2031 50,000 39,430
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 92,097
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 57,174
Welltower OP LLC ,
3.10%, 1/15/2030(b) 100,000 83,031
330,774
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 41,201
Hotels, Restaurants & Leisure 0 .3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 46,584
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 45,255
3.25%, 2/15/2030 65,000 53,827
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 56,000 55,826
Series R, 3.13%, 6/15/2026 200,000 186,655
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 92,911
3.70%, 2/15/2042 40,000 28,498
4.88%, 12/9/2045 50,000 41,158
3.63%, 9/1/2049 50,000 33,139
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 96,741
3.50%, 11/15/2050 100,000 64,076
744,670
Household Durables 0 .1%
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 36,603
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 97,180
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 96,788
230,571
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 8,403
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 50,000 36,746
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 29,961

46 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 100,000 87,028
162,138
Independent Power and Renewable Electricity Producers
0 .0%
†
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 50,000 42,970
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 19,378
62,348
Industrial Conglomerates 0 .1%
3M Co. ,
3.63%, 10/15/2047 30,000 19,304
4.00%, 9/14/2048 40,000 28,087
General Electric Co. ,
6.75%, 3/15/2032 100,000 105,952
Honeywell International, Inc. ,
3.81%, 11/21/2047 50,000 35,834
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 28,524
217,701
Industrial REITs 0 .0%
†
Prologis LP ,
2.88%, 11/15/2029 40,000 33,687
1.25%, 10/15/2030(b) 100,000 73,137
2.13%, 10/15/2050 30,000 14,051
120,875
Insurance 0 .7%
Allstate Corp. (The) ,
4.20%, 12/15/2046 50,000 35,122
American International Group,
Inc. ,
5.13%, 3/27/2033(b) 100,000 90,936
4.75%, 4/1/2048 40,000 31,327
Aon Global Ltd. ,
4.75%, 5/15/2045 50,000 39,798
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 235,725
Arthur J Gallagher & Co. ,
5.75%, 3/2/2053 20,000 17,428
Athene Holding Ltd. ,
4.13%, 1/12/2028(b) 100,000 90,466
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032 100,000 81,518
4.40%, 5/15/2042 150,000 123,989
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 45,818
Chubb INA Holdings, Inc. ,
4.35%, 11/3/2045 100,000 78,046
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 44,730
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 29,570
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 30,248
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 38,165
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 46,686
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 32,588
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 96,204
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 39,504
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 50,000 41,101
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 81,621
4.13%, 8/13/2042(b) 50,000 37,225
5.00%, 7/15/2052 25,000 20,196
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 44,424
Progressive Corp. (The) ,
3.95%, 3/26/2050 50,000 35,559
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 100,303
3.70%, 3/13/2051 30,000 19,538
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 15,000 10,900
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 80,000 83,177
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 47,588
2.95%, 9/15/2029(b) 30,000 25,153
1,774,653
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
2.05%, 8/15/2050 50,000 25,847
Meta Platforms, Inc. ,
3.85%, 8/15/2032(b) 100,000 86,913
4.45%, 8/15/2052 35,000 26,462
5.60%, 5/15/2053 35,000 31,654
4.65%, 8/15/2062(b) 25,000 18,852
189,728
IT Services 0 .1%
International Business
Machines Corp. ,
3.50%, 5/15/2029 100,000 89,118
1.95%, 5/15/2030 100,000 78,872
4.25%, 5/15/2049 100,000 73,089
241,079
Leisure Products 0 .0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 20,000 18,435
3.90%, 11/19/2029 50,000 42,960
61,395
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 84,359

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Danaher Corp. ,
2.60%, 10/1/2050 75,000 41,274
Revvity, Inc. ,
3.30%, 9/15/2029 50,000 42,590
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 33,449
2.60%, 10/1/2029 65,000 55,127
256,799
Machinery 0 .2%
Caterpillar, Inc. ,
3.25%, 9/19/2049 75,000 49,182
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 200,000 193,810
Deere & Co. ,
3.90%, 6/9/2042 100,000 78,303
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 43,872
nVent Finance Sarl ,
5.65%, 5/15/2033 50,000 45,392
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 34,000
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 100,000 87,857
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 30,606
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 7,845
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(a) 20,000 16,417
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(c) 20,000 18,648
605,932
Media 0 .6%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028 250,000 223,217
2.25%, 1/15/2029 25,000 20,244
2.80%, 4/1/2031 200,000 152,947
3.50%, 3/1/2042 50,000 29,528
5.75%, 4/1/2048 20,000 15,175
4.80%, 3/1/2050 30,000 19,776
3.70%, 4/1/2051 100,000 54,822
5.25%, 4/1/2053(b) 50,000 35,460
Comcast Corp. ,
4.15%, 10/15/2028 60,000 56,050
3.40%, 4/1/2030 100,000 86,572
1.50%, 2/15/2031 100,000 74,001
4.80%, 5/15/2033(b) 60,000 54,724
3.75%, 4/1/2040 90,000 66,140
3.97%, 11/1/2047 146,000 102,479
4.70%, 10/15/2048 100,000 79,670
2.89%, 11/1/2051 100,000 55,227
4.95%, 10/15/2058 12,000 9,658
2.99%, 11/1/2063 19,000 9,754
Discovery Communications
LLC ,
5.20%, 9/20/2047 50,000 35,789
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Fox Corp. ,
5.48%, 1/25/2039 50,000 41,373
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 236,798
Paramount Global ,
5.50%, 5/15/2033 82,000 68,267
4.38%, 3/15/2043 50,000 29,996
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 78,487
1,636,154
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027(b) 25,000 25,118
6.80%, 11/29/2032(b) 25,000 23,945
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 40,000 36,613
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 80,000 77,989
5.00%, 9/30/2043 50,000 43,199
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043 25,000 20,562
Newmont Corp. ,
2.60%, 7/15/2032 60,000 45,907
Nucor Corp. ,
3.85%, 4/1/2052 40,000 26,926
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 75,920
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 49,588
Teck Resources Ltd. ,
5.20%, 3/1/2042 50,000 39,026
Vale Overseas Ltd. ,
8.25%, 1/17/2034 80,000 87,233
552,026
Multi-Utilities 0 .3%
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 243,033
6.13%, 4/1/2036 60,000 58,378
4.45%, 1/15/2049 50,000 36,625
4.25%, 10/15/2050 100,000 70,000
4.60%, 5/1/2053 20,000 14,818
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 20,706
CMS Energy Corp. ,
3.00%, 5/15/2026 50,000 46,665
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 42,796
3.70%, 11/15/2059 100,000 60,892
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 33,991
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 47,559
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 36,239
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 29,972

48 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 28,675
Sempra ,
4.00%, 2/1/2048 50,000 34,137
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 36,908
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 100,000 74,786
916,180
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 40,000 27,254
4.00%, 2/1/2050 50,000 32,556
Boston Properties LP ,
2.75%, 10/1/2026 150,000 132,630
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 38,412
230,852
Oil, Gas & Consumable Fuels 1 .7%
Apache Corp. ,
5.10%, 9/1/2040 40,000 31,082
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028 150,000 140,846
1.75%, 8/10/2030 200,000 154,919
2.72%, 1/12/2032 100,000 79,418
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 32,704
Cenovus Energy, Inc. ,
6.75%, 11/15/2039 5,000 4,832
3.75%, 2/15/2052 35,000 21,883
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 96,485
2.74%, 12/31/2039 25,000 18,023
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 50,000 41,868
Chevron Corp. ,
2.95%, 5/16/2026 250,000 236,375
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 245,631
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 50,000 50,353
ConocoPhillips Co. ,
3.76%, 3/15/2042 50,000 36,322
5.30%, 5/15/2053 25,000 21,583
4.03%, 3/15/2062 60,000 40,455
Devon Energy Corp. ,
5.00%, 6/15/2045 50,000 38,526
Diamondback Energy, Inc. ,
4.25%, 3/15/2052 25,000 17,182
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 50,000 51,126
Enbridge, Inc. ,
5.70%, 3/8/2033(b) 40,000 37,401
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 97,035
5.55%, 2/15/2028 50,000 48,540
5.25%, 4/15/2029 100,000 94,907
3.75%, 5/15/2030 150,000 128,202
5.40%, 10/1/2047 25,000 19,634
5.00%, 5/15/2050(b) 100,000 74,979
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 25,060
4.45%, 2/15/2043 45,000 35,530
4.95%, 10/15/2054 150,000 121,084
Equinor ASA ,
3.70%, 4/6/2050 100,000 69,195
Exxon Mobil Corp. ,
2.71%, 3/6/2025 250,000 241,144
2.99%, 3/19/2025 200,000 193,460
3.00%, 8/16/2039 50,000 34,799
4.11%, 3/1/2046 100,000 76,220
Hess Corp. ,
4.30%, 4/1/2027 100,000 95,686
5.60%, 2/15/2041 25,000 23,213
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 80,000 73,309
5.00%, 3/1/2043 40,000 30,909
Kinder Morgan, Inc. ,
4.80%, 2/1/2033(b) 50,000 43,723
5.55%, 6/1/2045 50,000 41,156
5.45%, 8/1/2052 25,000 20,207
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 50,000 33,769
Marathon Oil Corp. ,
6.80%, 3/15/2032 52,000 52,323
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 45,618
4.50%, 4/1/2048 30,000 21,304
MPLX LP ,
4.50%, 4/15/2038 25,000 19,476
5.20%, 12/1/2047 30,000 23,095
4.70%, 4/15/2048 50,000 36,145
4.95%, 3/14/2052(b) 25,000 18,528
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 50,000 50,153
6.45%, 9/15/2036 50,000 48,564
ONEOK, Inc. ,
6.05%, 9/1/2033(b) 30,000 28,751
4.95%, 7/13/2047 50,000 37,320
5.20%, 7/15/2048 30,000 23,211
6.63%, 9/1/2053 20,000 18,691
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 27,793
Phillips 66 ,
5.88%, 5/1/2042 60,000 55,986
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 35,007
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 240,766

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Suncor Energy, Inc. ,
4.00%, 11/15/2047 40,000 26,799
3.75%, 3/4/2051 25,000 15,884
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 24,190
6.13%, 3/15/2033(b) 30,000 28,732
6.25%, 7/1/2052 25,000 21,851
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 90,570
3.46%, 7/12/2049 50,000 33,082
TransCanada PipeLines Ltd. ,
5.10%, 3/15/2049 90,000 70,263
Valero Energy Corp. ,
6.63%, 6/15/2037 70,000 68,737
Western Midstream Operating
LP ,
4.05%, 2/1/2030(c) 100,000 86,695
5.25%, 2/1/2050(c) 20,000 14,779
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 25,000 19,492
6.30%, 4/15/2040 25,000 23,604
5.40%, 3/4/2044 100,000 83,109
4,409,293
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 58,231
Suzano Austria GmbH ,
3.75%, 1/15/2031 100,000 81,142
139,373
Passenger Airlines 0 .0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 20,192
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 30,000 18,302
Kenvue, Inc. ,
4.90%, 3/22/2033 100,000 93,704
112,006
Pharmaceuticals 0 .8%
AstraZeneca plc ,
4.38%, 8/17/2048 100,000 79,297
Bristol-Myers Squibb Co. ,
3.40%, 7/26/2029 200,000 179,435
3.55%, 3/15/2042 50,000 35,439
3.90%, 3/15/2062 70,000 45,764
Eli Lilly & Co. ,
2.25%, 5/15/2050 60,000 31,836
4.95%, 2/27/2063(b) 30,000 25,551
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 88,006
Johnson & Johnson ,
4.95%, 5/15/2033(b) 287,000 279,857
3.70%, 3/1/2046 50,000 36,874
Merck & Co., Inc. ,
4.30%, 5/17/2030 100,000 92,717
4.15%, 5/18/2043 100,000 78,480
4.00%, 3/7/2049 100,000 73,943
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Novartis Capital Corp. ,
2.20%, 8/14/2030(b) 100,000 81,314
2.75%, 8/14/2050 50,000 29,715
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028 150,000 143,372
4.65%, 5/19/2030 100,000 94,035
5.30%, 5/19/2053(b) 150,000 131,227
Pfizer, Inc. ,
1.75%, 8/18/2031 100,000 75,448
4.13%, 12/15/2046 150,000 114,041
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 23,338
Sanofi SA ,
3.63%, 6/19/2028 50,000 46,763
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 158,055
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046 20,000 14,010
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 28,766
Zoetis, Inc. ,
4.50%, 11/13/2025 115,000 112,211
4.70%, 2/1/2043 50,000 41,056
2,140,550
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030(b) 100,000 76,039
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 74,838
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 18,067
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 25,000 24,861
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 131,473
325,278
Residential REITs 0 .2%
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 96,424
Camden Property Trust ,
3.35%, 11/1/2049 10,000 6,222
ERP Operating LP ,
2.85%, 11/1/2026 250,000 229,865
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 40,806
Spirit Realty LP ,
4.00%, 7/15/2029 25,000 21,794
UDR, Inc. ,
3.20%, 1/15/2030 50,000 42,025
437,136
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 50,000 43,782

50 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Retail REITs
Federal Realty OP LP ,
3.20%, 6/15/2029 100,000 84,870
Kimco Realty OP LLC ,
4.45%, 9/1/2047 50,000 35,104
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 14,954
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 78,588
257,298
Semiconductors & Semiconductor Equipment 0 .7%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 50,118
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 48,229
Broadcom, Inc. ,
4.15%, 11/15/2030 128,000 111,417
4.93%, 5/15/2037(d) 171,000 142,515
3.50%, 2/15/2041(d) 50,000 33,254
Intel Corp. ,
3.70%, 7/29/2025 150,000 145,210
4.88%, 2/10/2026(b) 50,000 49,318
3.75%, 3/25/2027 100,000 94,358
4.88%, 2/10/2028 35,000 34,071
2.45%, 11/15/2029(b) 100,000 83,938
5.13%, 2/10/2030 50,000 48,383
5.20%, 2/10/2033 50,000 47,204
2.80%, 8/12/2041 45,000 28,168
3.73%, 12/8/2047 65,000 43,748
3.05%, 8/12/2051 100,000 57,252
5.70%, 2/10/2053 20,000 17,899
3.10%, 2/15/2060 35,000 18,898
KLA Corp. ,
3.30%, 3/1/2050 50,000 31,511
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 141,398
2.88%, 6/15/2050(b) 55,000 31,896
Micron Technology, Inc. ,
4.19%, 2/15/2027 100,000 93,612
5.88%, 9/15/2033 50,000 46,161
NVIDIA Corp. ,
3.50%, 4/1/2050 40,000 27,373
NXP BV ,
4.30%, 6/18/2029 50,000 45,117
5.00%, 1/15/2033 50,000 44,579
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 72,944
4.65%, 5/20/2035 100,000 90,976
Texas Instruments, Inc. ,
4.15%, 5/15/2048 45,000 34,062
5.00%, 3/14/2053 35,000 29,804
TSMC Arizona Corp. ,
2.50%, 10/25/2031 200,000 158,166
1,901,579
Software 0 .5%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 68,171
Microsoft Corp. ,
3.50%, 2/12/2035(b) 65,000 55,300
3.70%, 8/8/2046 50,000 37,229
2.92%, 3/17/2052 250,000 154,327
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp. ,
2.65%, 7/15/2026 45,000 41,424
4.65%, 5/6/2030 80,000 73,341
2.88%, 3/25/2031 200,000 160,312
6.25%, 11/9/2032 20,000 19,813
4.30%, 7/8/2034 100,000 83,353
3.60%, 4/1/2040 100,000 68,665
6.90%, 11/9/2052(b) 20,000 19,708
5.55%, 2/6/2053 100,000 83,079
3.85%, 4/1/2060 100,000 60,020
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 54,958
1.75%, 2/15/2031 100,000 73,882
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 29,406
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 56,535
VMware, Inc. ,
2.20%, 8/15/2031 100,000 73,926
Workday, Inc. ,
3.80%, 4/1/2032 30,000 24,984
1,238,433
Specialized REITs 0 .2%
American Tower Corp. ,
5.80%, 11/15/2028 50,000 48,848
3.70%, 10/15/2049 100,000 61,991
Crown Castle, Inc. ,
5.00%, 1/11/2028 90,000 85,440
2.25%, 1/15/2031 30,000 22,609
4.00%, 11/15/2049 60,000 38,887
CubeSmart LP ,
2.25%, 12/15/2028 40,000 33,044
2.50%, 2/15/2032 45,000 33,362
Equinix, Inc. ,
2.63%, 11/18/2024 30,000 28,967
3.20%, 11/18/2029 35,000 29,574
2.15%, 7/15/2030 100,000 76,787
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 28,376
Public Storage Operating Co. ,
1.50%, 11/9/2026 55,000 49,053
2.25%, 11/9/2031 50,000 38,133
575,071
Specialty Retail 0 .3%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 17,807
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 30,874
Home Depot, Inc. (The) ,
2.70%, 4/15/2030 100,000 83,730
3.25%, 4/15/2032 25,000 20,814
5.88%, 12/16/2036 25,000 24,758
4.40%, 3/15/2045 100,000 78,316
4.50%, 12/6/2048 100,000 78,809
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 89,705
3.75%, 4/1/2032 85,000 71,306
5.00%, 4/15/2040 30,000 25,056
4.05%, 5/3/2047 40,000 27,601
3.00%, 10/15/2050 80,000 43,970

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Lowe’s Cos., Inc.,
4.25%, 4/1/2052 35,000 24,257
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 89,975
706,978
Technology Hardware, Storage & Peripherals 0 .4%
Apple, Inc. ,
2.50%, 2/9/2025 170,000 164,109
2.45%, 8/4/2026 190,000 176,449
3.00%, 11/13/2027 100,000 91,941
1.65%, 5/11/2030 25,000 19,948
1.65%, 2/8/2031 200,000 155,622
3.85%, 5/4/2043 110,000 85,073
4.38%, 5/13/2045 145,000 118,886
2.65%, 2/8/2051 100,000 57,423
2.80%, 2/8/2061 60,000 33,133
Dell International LLC ,
4.90%, 10/1/2026 60,000 58,398
3.38%, 12/15/2041 25,000 16,105
8.35%, 7/15/2046 30,000 33,515
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(c) 25,000 22,914
HP, Inc. ,
4.00%, 4/15/2029(b) 10,000 9,040
6.00%, 9/15/2041(b) 50,000 45,279
1,087,835
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 42,768
3.38%, 11/1/2046 30,000 20,200
62,968
Tobacco 0 .2%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 36,487
3.88%, 9/16/2046 170,000 105,005
BAT Capital Corp. ,
4.39%, 8/15/2037 100,000 72,681
3.98%, 9/25/2050 50,000 29,417
BAT International Finance plc ,
5.93%, 2/2/2029 50,000 48,620
Philip Morris International,
Inc. ,
5.13%, 11/15/2024 20,000 19,863
5.00%, 11/17/2025(b) 20,000 19,750
5.13%, 11/17/2027 20,000 19,495
5.63%, 11/17/2029 20,000 19,572
5.38%, 2/15/2033 50,000 46,195
4.13%, 3/4/2043(b) 100,000 71,664
Reynolds American, Inc. ,
4.45%, 6/12/2025 62,000 60,457
5.70%, 8/15/2035 75,000 64,258
613,464
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 134,393
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
GATX Corp. ,
4.00%, 6/30/2030 100,000 86,030
220,423
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 50,000 37,251
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 83,660
Rogers Communications, Inc. ,
2.95%, 3/15/2025 10,000 9,565
3.20%, 3/15/2027 10,000 9,091
5.00%, 3/15/2044 100,000 76,894
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 100,000 92,997
4.80%, 7/15/2028 20,000 19,029
3.88%, 4/15/2030 100,000 87,070
2.55%, 2/15/2031 30,000 23,374
5.05%, 7/15/2033 20,000 18,074
4.38%, 4/15/2040 100,000 77,344
4.50%, 4/15/2050 100,000 72,954
5.65%, 1/15/2053 30,000 25,930
5.75%, 1/15/2054 10,000 8,779
5.80%, 9/15/2062 25,000 21,543
Vodafone Group plc ,
6.15%, 2/27/2037 40,000 37,975
4.25%, 9/17/2050 90,000 61,374
725,653
Total Corporate Bonds
(cost $76,239,349)
64,633,200
Foreign Government Securities 1 .5%
CANADA 0.2%
Province of Alberta,
3.30%, 3/15/2028 100,000 92,703
Province of New Brunswick,
3.63%, 2/24/2028 100,000 93,384
Province of Ontario,
1.13%, 10/7/2030 200,000 152,215
Province of Quebec,
3.63%, 4/13/2028 100,000 94,059
7.50%, 9/15/2029 50,000 55,721
488,082
CHILE 0.1%
Republic of Chile,
3.10%, 1/22/2061 200,000 107,346
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 26,000 26,612
INDONESIA 0.1%
Republic of Indonesia,
1.85%, 3/12/2031 200,000 152,918
3.55%, 3/31/2032 200,000 168,210
321,128

52 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
ISRAEL 0.1%
State of Israel Government
Bond,
4.50%, 1/17/2033 200,000 175,880
ITALY 0.1%
Italian Republic Government
Bond,
2.88%, 10/17/2029 200,000 169,521
JAPAN 0.1%
Japan Bank for International
Cooperation,
4.25%, 1/26/2026 200,000 195,149
2.00%, 10/17/2029 200,000 166,248
361,397
MEXICO 0.2%
United Mexican States,
3.75%, 1/11/2028 200,000 184,334
4.50%, 4/22/2029 200,000 184,695
5.00%, 4/27/2051 300,000 221,322
5.75%, 10/12/2110 50,000 38,338
628,689
PANAMA 0.1%
Republic of Panama,
3.16%, 1/23/2030 200,000 161,361
6.70%, 1/26/2036 200,000 187,202
348,563
PERU 0.1%
Republic of Peru,
3.00%, 1/15/2034 120,000 90,762
3.30%, 3/11/2041 120,000 79,361
170,123
PHILIPPINES 0.1%
Republic of Philippines,
6.38%, 10/23/2034 250,000 256,168
POLAND 0.0%
†
Republic of Poland,
4.88%, 10/4/2033 100,000 92,576
SOUTH KOREA 0.2%
Export-Import Bank of Korea,
2.88%, 1/21/2025 350,000 338,790
Republic of Korea,
2.50%, 6/19/2029 200,000 173,702
512,492
SWEDEN 0.1%
Svensk Exportkredit AB,
2.25%, 3/22/2027 200,000 182,352
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 100,000 86,458
Total Foreign Government Securities
(cost $4,524,981)
3,927,387
Mortgage-Backed Securities 26 .5%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 13 13
Pool# D60780
8.00%, 6/1/2025 130 130
Pool# G30267
5.00%, 8/1/2025 13,707 13,293
Pool# J18127
3.00%, 3/1/2027 36,292 34,999
Pool# J18702
3.00%, 3/1/2027 30,964 29,883
Pool# J19106
3.00%, 5/1/2027 13,807 13,320
Pool# C00566
7.50%, 12/1/2027 189 191
Pool# C18271
7.00%, 11/1/2028 702 710
Pool# C00678
7.00%, 11/1/2028 154 156
Pool# C00836
7.00%, 7/1/2029 151 153
Pool# C31285
7.00%, 9/1/2029 207 209
Pool# C37436
8.00%, 1/1/2030 479 495
Pool# C36429
7.00%, 2/1/2030 312 316
Pool# C36306
7.00%, 2/1/2030 207 210
Pool# C00921
7.50%, 2/1/2030 326 334
Pool# G01108
7.00%, 4/1/2030 114 116
Pool# J32255
3.00%, 7/1/2030 12,515 11,770
Pool# C41561
8.00%, 8/1/2030 1,004 1,007
Pool# C01051
8.00%, 9/1/2030 526 542
Pool# C43550
7.00%, 10/1/2030 719 728
Pool# C44017
7.50%, 10/1/2030 233 233
Pool# C43967
8.00%, 10/1/2030 119 119
Pool# C44957
8.00%, 11/1/2030 455 455
Pool# C01106
7.00%, 12/1/2030 2,390 2,439
Pool# C01103
7.50%, 12/1/2030 230 238
Pool# C46932
7.50%, 1/1/2031 344 343
Pool# C01116
7.50%, 1/1/2031 198 202
Pool# G01217
7.00%, 3/1/2031 2,527 2,581
Pool# C48206
7.50%, 3/1/2031 912 910
Pool# C91366
4.50%, 4/1/2031 35,223 33,019
Pool# G18605
3.00%, 6/1/2031 5,727 5,350

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C91377
4.50%, 6/1/2031 18,244 17,102
Pool# C53324
7.00%, 6/1/2031 840 850
Pool# C54792
7.00%, 7/1/2031 684 692
Pool# J35107
2.50%, 8/1/2031 16,652 15,355
Pool# G01309
7.00%, 8/1/2031 298 301
Pool# G01311
7.00%, 9/1/2031 2,335 2,368
Pool# C01222
7.00%, 9/1/2031 343 350
Pool# G01315
7.00%, 9/1/2031 85 87
Pool# J35522
2.50%, 10/1/2031 73,277 67,428
Pool# C58694
7.00%, 10/1/2031 2,347 2,376
Pool# C60012
7.00%, 11/1/2031 345 349
Pool# C61298
8.00%, 11/1/2031 1,298 1,298
Pool# J35957
2.50%, 12/1/2031 135,859 124,379
Pool# C61105
7.00%, 12/1/2031 2,845 2,880
Pool# C63171
7.00%, 1/1/2032 2,060 2,085
Pool# V61548
2.50%, 2/1/2032 153,120 140,919
Pool# G01391
7.00%, 4/1/2032 4,205 4,354
Pool# C01345
7.00%, 4/1/2032 1,590 1,627
Pool# C01370
8.00%, 4/1/2032 384 393
Pool# G16285
3.50%, 5/1/2032 9,908 9,334
Pool# C01381
8.00%, 5/1/2032 5,215 5,367
Pool# C68290
7.00%, 6/1/2032 1,302 1,318
Pool# C68300
7.00%, 6/1/2032 480 486
Pool# G01449
7.00%, 7/1/2032 2,671 2,740
Pool# C69908
7.00%, 8/1/2032 13,224 13,387
Pool# C91558
3.50%, 9/1/2032 40,396 37,616
Pool# G16407
2.50%, 1/1/2033 54,012 48,913
Pool# G01536
7.00%, 3/1/2033 4,469 4,560
Pool# G30646
3.00%, 5/1/2033 69,613 63,124
Pool# G30642
3.00%, 5/1/2033 35,269 31,980
Pool# K90535
3.00%, 5/1/2033 15,937 14,452
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A16419
6.50%, 11/1/2033 8,672 8,756
Pool# A16522
6.50%, 12/1/2033 4,885 4,955
Pool# A21356
6.50%, 4/1/2034 26,938 27,455
Pool# C01851
6.50%, 4/1/2034 10,698 10,850
Pool# A24301
6.50%, 5/1/2034 16,360 16,471
Pool# A22067
6.50%, 5/1/2034 8,181 8,314
Pool# A24988
6.50%, 7/1/2034 6,487 6,511
Pool# G01741
6.50%, 10/1/2034 3,511 3,535
Pool# G08023
6.50%, 11/1/2034 7,701 7,894
Pool# G08064
6.50%, 4/1/2035 3,946 4,127
Pool# G01947
7.00%, 5/1/2035 3,624 3,693
Pool# A39759
5.50%, 11/1/2035 2,623 2,581
Pool# A40376
5.50%, 12/1/2035 1,370 1,348
Pool# A42305
5.50%, 1/1/2036 4,968 4,907
Pool# A41548
7.00%, 1/1/2036 4,062 4,112
Pool# G08111
5.50%, 2/1/2036 7,653 7,529
Pool# A43861
5.50%, 3/1/2036 20,994 20,520
Pool# G08116
5.50%, 3/1/2036 10,117 9,953
Pool# A43534
6.50%, 3/1/2036 1,216 1,223
Pool# A48735
5.50%, 5/1/2036 4,318 4,221
Pool# G08136
6.50%, 6/1/2036 4,274 4,366
Pool# A53039
6.50%, 10/1/2036 27,960 28,168
Pool# C91982
3.50%, 3/1/2038 37,144 33,239
Pool# G04251
6.50%, 4/1/2038 1,844 1,884
Pool# G04569
6.50%, 8/1/2038 2,584 2,618
Pool# A84252
6.50%, 1/1/2039 11,330 11,454
Pool# A84287
6.50%, 1/1/2039 6,421 6,544
Pool# G60342
4.50%, 5/1/2042 54,944 50,807
Pool# G07158
3.50%, 10/1/2042 60,759 53,208
Pool# Q12051
3.50%, 10/1/2042 54,597 48,015
Pool# G07163
3.50%, 10/1/2042 52,418 46,099

54 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q11532
3.50%, 10/1/2042 44,735 39,231
Pool# Q12052
3.50%, 10/1/2042 23,462 20,633
Pool# C09020
3.50%, 11/1/2042 206,023 180,674
Pool# G07264
3.50%, 12/1/2042 88,998 77,938
Pool# Q14292
3.50%, 1/1/2043 25,016 21,969
Pool# Q14881
3.50%, 1/1/2043 19,328 16,876
Pool# V80002
2.50%, 4/1/2043 147,743 117,340
Pool# Q16915
3.00%, 4/1/2043 267,160 225,654
Pool# Q17675
3.50%, 4/1/2043 115,600 101,656
Pool# G07410
3.50%, 7/1/2043 46,459 40,855
Pool# Q20332
3.50%, 7/1/2043 8,994 7,797
Pool# G07946
4.00%, 7/1/2044 47,320 42,054
Pool# Q28607
3.50%, 9/1/2044 44,740 38,678
Pool# G61231
3.50%, 9/1/2044 7,102 6,192
Pool# G08609
3.50%, 10/1/2044 17,721 15,319
Pool# Q30833
4.00%, 1/1/2045 4,284 3,800
Pool# V81873
4.00%, 8/1/2045 8,410 7,458
Pool# G08669
4.00%, 9/1/2045 45,026 39,911
Pool# Q38357
4.00%, 1/1/2046 2,911 2,579
Pool# G61365
4.50%, 1/1/2046 38,568 35,423
Pool# G08697
3.00%, 3/1/2046 70,131 58,258
Pool# Q39440
4.00%, 3/1/2046 2,661 2,357
Pool# G08704
4.50%, 4/1/2046 6,955 6,388
Pool# Q40097
4.50%, 4/1/2046 1,239 1,136
Pool# Q40718
3.50%, 5/1/2046 12,789 10,992
Pool# G08707
4.00%, 5/1/2046 56,176 49,747
Pool# G08708
4.50%, 5/1/2046 4,727 4,342
Pool# Q40728
4.50%, 5/1/2046 415 381
Pool# Q41548
3.00%, 7/1/2046 13,898 11,557
Pool# Q41903
3.50%, 7/1/2046 71,567 61,570
Pool# Q41491
3.50%, 7/1/2046 7,397 6,349
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41935
3.50%, 7/1/2046 6,232 5,359
Pool# G61791
4.00%, 7/1/2046 8,224 7,298
Pool# Q41947
4.50%, 7/1/2046 1,614 1,479
Pool# G08715
3.00%, 8/1/2046 97,048 80,377
Pool# Q42596
3.50%, 8/1/2046 60,947 52,575
Pool# Q42203
3.50%, 8/1/2046 10,748 9,260
Pool# Q42393
3.50%, 8/1/2046 9,373 8,039
Pool# G61323
3.00%, 9/1/2046 124,836 105,007
Pool# G08721
3.00%, 9/1/2046 71,846 59,497
Pool# V82617
3.50%, 9/1/2046 45,249 38,844
Pool# G08722
3.50%, 9/1/2046 10,106 8,715
Pool# G60733
4.50%, 9/1/2046 20,146 18,503
Pool# G60722
3.00%, 10/1/2046 191,000 158,190
Pool# Q44035
3.00%, 10/1/2046 90,892 75,241
Pool# G61815
4.00%, 10/1/2046 5,136 4,553
Pool# G61257
3.00%, 11/1/2046 179,428 148,252
Pool# Q44452
3.00%, 11/1/2046 40,941 33,875
Pool# G08732
3.00%, 11/1/2046 11,653 9,620
Pool# Q44473
3.50%, 11/1/2046 9,250 7,927
Pool# Q44223
3.50%, 11/1/2046 5,904 5,052
Pool# G08734
4.00%, 11/1/2046 90,067 79,759
Pool# G08737
3.00%, 12/1/2046 509,359 421,594
Pool# G60989
3.00%, 12/1/2046 74,954 62,071
Pool# Q45878
3.00%, 12/1/2046 13,375 11,051
Pool# G61862
3.50%, 12/1/2046 11,433 9,850
Pool# G08741
3.00%, 1/1/2047 104,570 86,542
Pool# G08747
3.00%, 2/1/2047 177,182 146,618
Pool# G08748
3.50%, 2/1/2047 16,588 14,230
Pool# Q47484
3.50%, 4/1/2047 17,845 15,367
Pool# G60988
3.00%, 5/1/2047 418,858 347,043
Pool# Q48098
3.50%, 5/1/2047 58,542 50,318

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61390
3.00%, 6/1/2047 163,148 135,026
Pool# G61339
3.00%, 8/1/2047 38,897 32,200
Pool# Q53085
3.00%, 9/1/2047 28,740 23,896
Pool# G61622
3.00%, 10/1/2047 95,748 79,283
Pool# G08785
4.00%, 10/1/2047 3,825 3,351
Pool# Q52075
4.00%, 11/1/2047 63,961 56,558
Pool# T65458
3.50%, 2/1/2048 66,825 55,505
Pool# G08800
3.50%, 2/1/2048 8,723 7,447
Pool# G08801
4.00%, 2/1/2048 25,418 22,395
Pool# Q54727
3.50%, 3/1/2048 24,033 20,507
Pool# Q55401
5.00%, 4/1/2048 5,358 5,038
Pool# G08817
4.00%, 6/1/2048 5,356 4,705
Pool# G08827
4.50%, 7/1/2048 41,357 37,648
Pool# Q57401
4.50%, 7/1/2048 13,473 12,289
Pool# Q57402
4.50%, 7/1/2048 4,683 4,278
Pool# G08831
4.00%, 8/1/2048 44,114 38,848
Pool# G67716
4.50%, 10/1/2048 50,855 46,454
Pool# G61846
4.00%, 1/1/2049 74 65
Pool# V85279
3.50%, 4/1/2049 19,065 16,243
FHLMC Non Gold Pool
Pool# 1B8478
5.99%, 7/1/2041(e) 10,210 10,263
Pool# 2B0108
4.15%, 1/1/2042(e) 841 826
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 307,983 283,027
Pool# SB8500
2.50%, 7/1/2035 220,820 195,433
Pool# SB0479
2.50%, 10/1/2035 50,189 44,373
Pool# RC1826
2.00%, 2/1/2036 227,543 193,931
Pool# SB8092
1.50%, 3/1/2036 54,653 45,275
Pool# RC1887
2.00%, 3/1/2036 351,388 299,485
Pool# RC2045
2.00%, 6/1/2036 18,160 15,477
Pool# QN8913
2.00%, 12/1/2036 62,508 53,273
Pool# RC2402
2.00%, 1/1/2037 81,636 69,435
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RC2399
2.00%, 1/1/2037 61,750 52,634
Pool# SB8140
1.50%, 2/1/2037 149,235 122,793
Pool# SB8144
1.50%, 3/1/2037 172,321 141,827
Pool# QN9700
1.50%, 3/1/2037 32,844 27,022
Pool# SB8148
2.00%, 4/1/2037 65,386 55,393
Pool# SB8158
2.00%, 6/1/2037 66,416 56,285
Pool# ZM2339
3.50%, 1/1/2047 56,985 48,797
Pool# RA3022
2.50%, 6/1/2050 202,625 156,716
Pool# SD7521
2.50%, 7/1/2050 527,472 413,208
Pool# SD8074
3.00%, 7/1/2050 36,667 29,622
Pool# SD7523
2.50%, 8/1/2050 248,975 194,268
Pool# RA3382
3.00%, 8/1/2050 194,408 156,688
Pool# SD1143
4.50%, 9/1/2050 90,028 81,670
Pool# SD0514
2.00%, 10/1/2050 202,427 150,433
Pool# RA3723
2.00%, 10/1/2050 111,422 82,488
Pool# RA3932
2.50%, 11/1/2050 231,192 180,101
Pool# RA3987
2.50%, 11/1/2050 125,757 97,264
Pool# RA4351
2.50%, 1/1/2051 278,852 215,570
Pool# RA4410
2.50%, 1/1/2051 195,698 151,353
Pool# RA4652
2.00%, 2/1/2051 1,274,206 942,629
Pool# RA4493
2.00%, 2/1/2051 797,003 590,269
Pool# QB9104
2.00%, 2/1/2051 333,994 247,120
Pool# RA4737
2.00%, 3/1/2051 985,356 729,159
Pool# RA4718
2.00%, 3/1/2051 559,054 413,575
Pool# RA4727
2.00%, 3/1/2051 317,999 235,213
Pool# SD7537
2.00%, 3/1/2051 142,797 105,670
Pool# SD8140
2.00%, 4/1/2051 1,400,440 1,036,026
Pool# SD0576
2.50%, 4/1/2051 66,811 51,673
Pool# SD8145
1.50%, 5/1/2051 894,001 622,212
Pool# QC2070
2.00%, 5/1/2051 62,444 46,350
Pool# RA5436
2.00%, 6/1/2051 190,025 140,632

56 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA5398
2.00%, 7/1/2051 233,493 173,283
Pool# RA6091
2.00%, 10/1/2051 193,545 143,569
Pool# RA6236
2.00%, 11/1/2051 220,574 162,968
Pool# SD8182
2.00%, 12/1/2051 881,329 649,942
Pool# RA6959
2.50%, 3/1/2052 44,428 34,140
Pool# QE0374
2.50%, 4/1/2052 255,996 196,739
Pool# RA7154
4.00%, 4/1/2052 47,918 41,437
Pool# SD8212
2.50%, 5/1/2052 240,091 184,490
Pool# RA7933
5.00%, 9/1/2052 69,963 64,923
Pool# SD7557
4.50%, 12/1/2052 142,900 128,864
Pool# SD2248
5.00%, 1/1/2053 73,260 67,590
Pool# QF5629
6.00%, 1/1/2053 17,194 16,833
Pool# SD2660
5.00%, 4/1/2053 142,173 131,196
Pool# SD2661
5.50%, 4/1/2053 63,521 60,310
Pool# SD8324
5.50%, 5/1/2053 148,017 140,442
Pool# SD2890
5.50%, 5/1/2053 37,357 35,572
Pool# SD2905
5.50%, 5/1/2053 36,762 34,906
Pool# SD3148
5.00%, 6/1/2053 147,075 135,628
Pool# SD3085
5.50%, 6/1/2053 22,540 21,414
Pool# SD3565
4.50%, 8/1/2053 13,781 12,320
Pool# SD3603
6.00%, 8/1/2053 61,258 59,929
FNMA Pool
Pool# AC9890
4.68%, 4/1/2040(e) 77,614 75,986
Pool# AJ1249
6.06%, 9/1/2041(e) 23,956 24,423
Pool# AL1437
4.07%, 1/1/2042(e) 6,758 6,709
Pool# AK0714
4.26%, 2/1/2042(e) 1,314 1,291
Pool# AP1961
5.95%, 8/1/2042(e) 14,202 14,385
Pool# BF0206
4.00%, 2/1/2047 32,040 28,649
Pool# BF0200
3.50%, 11/1/2051 179,436 151,654
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 1,288 1,273
Pool# AC1374
4.00%, 8/1/2024 3,541 3,466
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AC1529
4.50%, 9/1/2024 1,626 1,586
Pool# AD0244
4.50%, 10/1/2024 1,368 1,365
Pool# AH1361
3.50%, 12/1/2025 16,598 16,249
Pool# AH1518
3.50%, 12/1/2025 7,776 7,603
Pool# AE6384
4.00%, 1/1/2026 1,624 1,579
Pool# AP4746
3.00%, 8/1/2027 20,964 20,171
Pool# AP4640
3.00%, 9/1/2027 19,255 18,504
Pool# AQ5096
3.00%, 11/1/2027 31,891 30,630
Pool# AQ4532
3.00%, 11/1/2027 27,522 26,419
Pool# AQ3758
3.00%, 11/1/2027 20,860 19,990
Pool# AB6886
3.00%, 11/1/2027 13,134 12,622
Pool# AS0487
2.50%, 9/1/2028 70,629 66,901
Pool# 930998
4.50%, 4/1/2029 1,811 1,723
Pool# MA0243
5.00%, 11/1/2029 5,103 4,900
Pool# AL8077
3.50%, 12/1/2029 5,793 5,501
Pool# MA0268
5.00%, 12/1/2029 5,065 4,849
Pool# AD5655
5.00%, 5/1/2030 12,926 12,280
Pool# MA0443
5.00%, 5/1/2030 6,769 6,459
Pool# AB1038
5.00%, 5/1/2030 5,812 5,522
Pool# AS5420
3.00%, 7/1/2030 28,021 26,318
Pool# MA0559
5.00%, 9/1/2030 2,348 2,235
Pool# AZ9234
3.50%, 10/1/2030 5,906 5,606
Pool# AH1515
4.00%, 12/1/2030 111,793 106,026
Pool# AD0716
6.50%, 12/1/2030 69,188 68,875
Pool# MA0641
4.00%, 2/1/2031 104,390 99,004
Pool# 560868
7.50%, 2/1/2031 300 299
Pool# BC5968
2.50%, 4/1/2031 24,867 22,848
Pool# BC4430
3.00%, 4/1/2031 8,805 8,249
Pool# AL8566
3.00%, 6/1/2031 28,924 26,983
Pool# AL8565
3.00%, 6/1/2031 25,537 23,828
Pool# AS8028
2.50%, 9/1/2031 79,652 73,190

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 607212
7.50%, 10/1/2031 1,833 1,827
Pool# BM3814
2.50%, 12/1/2031 43,006 39,412
Pool# AS8609
3.00%, 1/1/2032 37,121 34,628
Pool# AL9585
3.50%, 1/1/2032 9,461 8,947
Pool# BM4624
3.00%, 2/1/2032 30,985 28,911
Pool# AS8767
3.00%, 2/1/2032 28,847 26,909
Pool# AL9871
3.00%, 2/1/2032 12,492 11,655
Pool# BM3269
2.50%, 4/1/2032 72,271 66,403
Pool# BM4088
3.00%, 6/1/2032 27,492 25,648
Pool# MA1107
3.50%, 7/1/2032 26,672 24,817
Pool# BH6610
3.50%, 7/1/2032 8,209 7,721
Pool# BM1669
3.00%, 8/1/2032 15,422 14,302
Pool# BM5167
3.50%, 9/1/2032 6,142 5,807
Pool# BH9391
3.50%, 10/1/2032 7,248 6,817
Pool# BM3977
3.00%, 12/1/2032 58,277 54,043
Pool# CA0951
3.00%, 12/1/2032 39,458 36,587
Pool# FM1661
2.50%, 1/1/2033 158,170 147,107
Pool# BM4338
2.50%, 1/1/2033 70,556 64,831
Pool# 656559
6.50%, 2/1/2033 8,607 8,631
Pool# 694846
6.50%, 4/1/2033 1,488 1,495
Pool# AB9402
3.00%, 5/1/2033 93,240 84,423
Pool# AB9403
3.00%, 5/1/2033 35,409 32,061
Pool# MA1527
3.00%, 8/1/2033 161,155 145,914
Pool# 750229
6.50%, 10/1/2033 10,837 10,965
Pool# 725228
6.00%, 3/1/2034 214,228 213,725
Pool# 788027
6.50%, 9/1/2034 13,764 13,805
Pool# FM4900
2.00%, 12/1/2035 54,233 46,492
Pool# CA8789
2.00%, 2/1/2036 332,104 283,048
Pool# CA9145
2.00%, 2/1/2036 269,389 229,613
Pool# FM5571
2.00%, 2/1/2036 149,286 127,978
Pool# CA9475
2.00%, 3/1/2036 86,690 73,891
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB0262
2.00%, 4/1/2036 1,767,852 1,506,676
Pool# FM8538
2.00%, 8/1/2036 19,997 17,044
Pool# AL4260
5.50%, 9/1/2036 17,340 17,055
Pool# MA4441
1.50%, 10/1/2036 40,755 33,583
Pool# FS0180
2.00%, 12/1/2036 128,335 108,777
Pool# FS0155
2.00%, 12/1/2036 61,848 52,640
Pool# BU1381
2.00%, 12/1/2036 41,818 35,576
Pool# CB2709
2.00%, 1/1/2037 103,486 88,079
Pool# MA4535
1.50%, 2/1/2037 280,045 230,390
Pool# MA4566
1.50%, 3/1/2037 478,552 393,900
Pool# MA4581
1.50%, 4/1/2037 73,995 60,905
Pool# CB3441
2.50%, 4/1/2037 33,290 29,017
Pool# FS2497
1.50%, 8/1/2037 40,044 32,982
Pool# 955194
7.00%, 11/1/2037 70,925 73,632
Pool# AB1735
3.50%, 11/1/2040 4,672 4,103
Pool# AB2067
3.50%, 1/1/2041 141,291 124,077
Pool# AB2068
3.50%, 1/1/2041 80,833 70,984
Pool# 932888
3.50%, 1/1/2041 59,124 51,920
Pool# 932891
3.50%, 1/1/2041 10,543 9,258
Pool# AI9920
4.00%, 9/1/2041 4,237 3,758
Pool# AI9851
4.50%, 9/1/2041 21,528 19,839
Pool# AJ5431
4.50%, 10/1/2041 48,048 44,258
Pool# AJ4861
4.00%, 12/1/2041 63,649 56,784
Pool# AX5316
4.50%, 1/1/2042 7,214 6,660
Pool# AL2499
4.50%, 1/1/2042 2,372 2,190
Pool# AW8167
3.50%, 2/1/2042 162,504 142,696
Pool# AB5185
3.50%, 5/1/2042 127,576 112,028
Pool# AO3575
4.50%, 5/1/2042 44,157 40,620
Pool# AP2092
4.50%, 8/1/2042 11,124 10,134
Pool# AP7489
4.00%, 9/1/2042 208,104 184,989
Pool# AL2782
4.50%, 9/1/2042 28,997 26,753

58 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL2677
3.50%, 11/1/2042 76,450 67,133
Pool# MA1273
3.50%, 12/1/2042 94,872 83,074
Pool# AR8213
3.50%, 4/1/2043 84,662 74,339
Pool# AB9238
3.00%, 5/1/2043 309,150 260,013
Pool# AB9237
3.00%, 5/1/2043 247,564 208,009
Pool# AB9236
3.00%, 5/1/2043 56,955 47,879
Pool# AB9362
3.50%, 5/1/2043 214,826 187,296
Pool# AT4145
3.00%, 6/1/2043 119,245 100,142
Pool# AB9814
3.00%, 7/1/2043 300,578 252,803
Pool# AS0255
4.50%, 8/1/2043 84,183 77,195
Pool# AS0516
3.00%, 9/1/2043 115,978 97,147
Pool# BM4222
3.00%, 1/1/2044 159,250 133,685
Pool# AW1006
4.00%, 5/1/2044 60,064 53,307
Pool# AL7767
4.50%, 6/1/2044 3,907 3,522
Pool# AS3946
4.00%, 12/1/2044 187,121 165,943
Pool# BM3611
4.00%, 1/1/2045 31,026 27,572
Pool# BM3804
3.50%, 2/1/2045 17,232 14,982
Pool# AL9555
4.00%, 2/1/2045 437,876 391,577
Pool# AL6889
4.50%, 2/1/2045 31,111 28,529
Pool# BM3931
3.00%, 3/1/2045 35,180 29,605
Pool# BM3664
3.00%, 5/1/2045 158,818 133,518
Pool# AS4921
3.50%, 5/1/2045 213,885 184,612
Pool# BM5562
4.00%, 6/1/2045 51,276 45,500
Pool# AL7207
4.50%, 8/1/2045 39,724 36,428
Pool# AS6362
4.50%, 12/1/2045 6,857 6,288
Pool# AS6474
3.50%, 1/1/2046 62,823 54,146
Pool# AS6539
3.50%, 1/1/2046 57,846 49,882
Pool# AL9849
3.50%, 1/1/2046 48,385 42,127
Pool# AL9781
4.50%, 2/1/2046 61,500 56,569
Pool# BM4621
3.50%, 3/1/2046 37,264 32,722
Pool# BC0823
3.50%, 4/1/2046 37,038 31,846
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8833
4.00%, 6/1/2046 64,786 57,447
Pool# AS7545
3.50%, 7/1/2046 54,655 46,858
Pool# MA2705
3.00%, 8/1/2046 139,839 115,700
Pool# BC1489
3.00%, 8/1/2046 20,295 16,825
Pool# AS7760
4.00%, 8/1/2046 57,764 51,075
Pool# AS7770
4.50%, 8/1/2046 4,693 4,302
Pool# AL8947
3.50%, 9/1/2046 11,700 10,057
Pool# AL9263
3.00%, 10/1/2046 40,084 33,134
Pool# BM3932
3.50%, 10/1/2046 47,845 41,165
Pool# FM1871
4.00%, 10/1/2046 39,419 35,154
Pool# BC4766
4.50%, 10/1/2046 10,284 9,420
Pool# AS8154
4.50%, 10/1/2046 3,177 2,913
Pool# FM1368
3.00%, 11/1/2046 384,978 320,330
Pool# BC9003
3.00%, 11/1/2046 43,787 36,198
Pool# BE5067
3.50%, 11/1/2046 126,429 109,129
Pool# BC9067
3.00%, 12/1/2046 61,269 50,640
Pool# AS8417
3.50%, 12/1/2046 51,735 44,303
Pool# AS8650
3.00%, 1/1/2047 296,382 244,876
Pool# AS8692
3.50%, 1/1/2047 52,097 44,642
Pool# BD2440
3.50%, 1/1/2047 18,477 15,827
Pool# BE7115
4.50%, 1/1/2047 2,285 2,088
Pool# BD5046
3.50%, 2/1/2047 18,126 15,530
Pool# AS8979
4.50%, 3/1/2047 12,949 11,866
Pool# BM3707
2.50%, 4/1/2047 39,364 30,785
Pool# AS9467
4.00%, 4/1/2047 5,195 4,593
Pool# AS9470
4.50%, 4/1/2047 41,985 38,456
Pool# BH0304
4.50%, 4/1/2047 3,217 2,939
Pool# AS9562
3.00%, 5/1/2047 24,187 19,975
Pool# BM3237
3.50%, 5/1/2047 89,888 77,517
Pool# AS9577
3.50%, 5/1/2047 70,265 60,128
Pool# AS9586
4.00%, 5/1/2047 328,527 290,494

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1268
4.00%, 5/1/2047 106,186 93,892
Pool# AS9794
3.50%, 6/1/2047 65,706 56,347
Pool# BE3702
4.00%, 6/1/2047 31,274 27,560
Pool# BM1295
4.50%, 6/1/2047 38,603 35,362
Pool# BE9624
4.50%, 6/1/2047 17,745 16,119
Pool# BM3801
3.00%, 7/1/2047 97,313 80,449
Pool# AS9909
3.50%, 7/1/2047 56,724 48,574
Pool# BM3556
4.00%, 9/1/2047 20,010 17,766
Pool# CA0623
4.50%, 10/1/2047 7,668 7,009
Pool# BM3379
3.00%, 12/1/2047 171,384 141,748
Pool# BJ1699
4.00%, 12/1/2047 63,271 56,244
Pool# MA3238
3.50%, 1/1/2048 99,189 83,884
Pool# MA3277
4.00%, 2/1/2048 71,854 63,244
Pool# BK1972
4.50%, 3/1/2048 15,490 14,166
Pool# MA3332
3.50%, 4/1/2048 76,915 65,506
Pool# CA1531
3.50%, 4/1/2048 24,016 20,640
Pool# CA1510
3.50%, 4/1/2048 20,961 17,877
Pool# CA1560
4.50%, 4/1/2048 23,757 21,613
Pool# CA1898
4.50%, 6/1/2048 46,100 42,075
Pool# CA1951
4.00%, 7/1/2048 20,318 17,873
Pool# BK6577
4.50%, 7/1/2048 3,601 3,256
Pool# CA2376
4.00%, 9/1/2048 30,544 26,868
Pool# MA3495
4.00%, 10/1/2048 60,349 53,067
Pool# BM4664
4.50%, 10/1/2048 32,788 29,849
Pool# FM1001
3.50%, 11/1/2048 11,511 9,837
Pool# MA3521
4.00%, 11/1/2048 47,099 41,370
Pool# MA3536
4.00%, 12/1/2048 47,688 41,933
Pool# BN0340
4.50%, 12/1/2048 68,035 61,710
Pool# CA2779
4.50%, 12/1/2048 33,979 30,930
Pool# MA3563
4.00%, 1/1/2049 189,109 166,288
Pool# BN3944
4.00%, 1/1/2049 18,747 16,484
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3387
4.00%, 4/1/2049 70,598 62,360
Pool# CA3489
4.00%, 5/1/2049 41,444 36,608
Pool# MA3665
4.50%, 5/1/2049 63,960 58,139
Pool# CA3669
4.00%, 6/1/2049 81,809 71,913
Pool# CA3825
4.00%, 7/1/2049 24,720 21,907
Pool# FM2887
3.00%, 3/1/2050 90,509 73,348
Pool# FM0077
3.00%, 3/1/2050 43,717 35,287
Pool# CA5510
3.00%, 4/1/2050 142,008 114,786
Pool# MA4048
3.00%, 6/1/2050 43,908 35,450
Pool# MA4077
2.00%, 7/1/2050 91,349 67,679
Pool# CA6598
2.50%, 8/1/2050 304,199 235,344
Pool# MA4097
3.00%, 8/1/2050 9,734 7,858
Pool# BQ4909
2.00%, 9/1/2050 796,087 590,822
Pool# CA6985
2.00%, 9/1/2050 506,843 375,460
Pool# FM4222
2.50%, 9/1/2050 594,360 465,679
Pool# CA7572
2.50%, 10/1/2050 473,501 370,730
Pool# CA7368
2.50%, 10/1/2050 374,173 289,487
Pool# CA7369
2.50%, 10/1/2050 278,130 215,180
Pool# MA4181
1.50%, 11/1/2050 442,301 307,835
Pool# FM4808
2.50%, 11/1/2050 259,388 200,681
Pool# MA4210
2.50%, 12/1/2050 67,566 52,274
Pool# CA8442
2.00%, 1/1/2051 978,124 726,720
Pool# FM6031
2.00%, 2/1/2051 1,322,983 973,622
Pool# CA8893
2.00%, 2/1/2051 395,265 292,454
Pool# BQ9747
2.00%, 2/1/2051 341,448 252,669
Pool# CA8823
2.00%, 2/1/2051 214,992 159,116
Pool# FM6135
2.00%, 2/1/2051 137,517 101,813
Pool# FM6554
2.00%, 3/1/2051 531,975 393,717
Pool# FM6569
2.50%, 3/1/2051 590,297 456,263
Pool# FM7677
2.50%, 3/1/2051 557,543 432,141
Pool# FM6834
2.00%, 4/1/2051 660,804 489,130

60 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB0235
2.00%, 4/1/2051 302,770 224,085
Pool# CB0149
2.00%, 4/1/2051 205,058 151,689
Pool# CB0400
2.00%, 5/1/2051 83,777 62,960
Pool# CB0684
2.00%, 6/1/2051 316,523 234,263
Pool# FM8630
1.50%, 7/1/2051 39,495 27,525
Pool# CB1110
2.00%, 7/1/2051 85,994 63,563
Pool# FM8160
2.50%, 7/1/2051 161,262 125,513
Pool# FM8007
2.50%, 7/1/2051 100,444 77,701
Pool# FM8011
2.50%, 8/1/2051 316,911 246,091
Pool# FM8441
2.50%, 8/1/2051 126,986 97,768
Pool# CB1330
2.50%, 8/1/2051 106,310 82,242
Pool# MA4399
2.50%, 8/1/2051 85,692 66,045
Pool# FM8794
2.50%, 9/1/2051 312,788 240,777
Pool# FM9082
2.00%, 10/1/2051 109,506 81,239
Pool# CB1871
2.50%, 10/1/2051 385,424 296,416
Pool# MA4464
1.50%, 11/1/2051 51,486 35,833
Pool# MA4465
2.00%, 11/1/2051 691,053 510,754
Pool# FM9450
2.00%, 11/1/2051 107,200 79,441
Pool# FM9491
2.50%, 11/1/2051 44,203 33,989
Pool# FM9494
2.50%, 11/1/2051 28,210 21,694
Pool# FM9543
2.50%, 12/1/2051 451,344 347,190
Pool# CB2410
2.50%, 12/1/2051 112,036 86,139
Pool# FM9806
2.50%, 12/1/2051 97,319 74,841
Pool# MA4512
2.50%, 1/1/2052 822,135 632,204
Pool# BU8176
2.50%, 1/1/2052 444,268 341,679
Pool# FS2639
2.50%, 1/1/2052 325,218 251,020
Pool# BU9929
2.00%, 2/1/2052 248,256 183,144
Pool# MA4578
2.50%, 4/1/2052 368,103 282,968
Pool# CB3351
2.50%, 4/1/2052 69,436 53,370
Pool# MA4700
4.00%, 8/1/2052 72,185 62,394
Pool# FS2972
4.50%, 10/1/2052 47,819 42,825
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4805
4.50%, 11/1/2052 60,444 54,029
Pool# CB5084
5.00%, 11/1/2052 48,295 44,751
Pool# CB5268
4.50%, 12/1/2052 334,731 299,203
Pool# FS3416
5.00%, 12/1/2052 95,332 88,336
Pool# CB5535
5.00%, 1/1/2053 242,229 224,115
Pool# BW5089
5.00%, 1/1/2053 70,286 64,865
Pool# CB5642
5.50%, 2/1/2053 81,281 77,122
Pool# CB5836
5.00%, 3/1/2053 47,465 44,132
Pool# CB5908
5.50%, 3/1/2053 74,979 71,327
Pool# FS4070
5.50%, 3/1/2053 49,671 47,295
Pool# CB6004
5.50%, 4/1/2053 314,701 300,192
Pool# CB6182
5.00%, 5/1/2053 147,658 136,206
Pool# MA5073
6.00%, 7/1/2053 52,024 50,718
Pool# FS5424
4.50%, 8/1/2053 41,657 37,243
Pool# CB6921
6.00%, 8/1/2053 34,075 33,441
Pool# CB7115
6.00%, 9/1/2053 52,651 51,549
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 11/25/2038 75,000 63,504
2.50%, 11/25/2038 664,000 578,484
3.00%, 11/25/2038 625,000 558,740
3.50%, 11/25/2038 250,000 228,223
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 11/25/2053 225,000 156,270
2.00%, 11/25/2053 850,000 624,086
2.50%, 11/25/2053 525,000 402,691
3.00%, 11/25/2053 650,000 520,006
3.50%, 11/25/2053 575,000 478,762
4.00%, 11/25/2053 350,000 302,313
4.50%, 11/25/2053 49,000 43,751
5.00%, 11/25/2053 1,101,000 1,014,984
5.50%, 11/25/2053 671,000 636,402
6.00%, 11/25/2053 600,000 583,821
6.50%, 11/25/2053 500,000 496,951
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 20 20
Pool# 457801
7.00%, 8/15/2028 605 603
Pool# 486936
6.50%, 2/15/2029 268 269
Pool# 502969
6.00%, 3/15/2029 994 992
Pool# 487053
7.00%, 3/15/2029 332 330

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781014
6.00%, 4/15/2029 651 638
Pool# 509099
7.00%, 6/15/2029 1,485 1,468
Pool# 434505
7.50%, 8/15/2029 26 26
Pool# 781124
7.00%, 12/15/2029 2,437 2,490
Pool# 507396
7.50%, 9/15/2030 17,673 17,658
Pool# 531352
7.50%, 9/15/2030 1,194 1,193
Pool# 536334
7.50%, 10/15/2030 90 90
Pool# 486019
7.50%, 1/15/2031 439 438
Pool# 535388
7.50%, 1/15/2031 289 288
Pool# 528589
6.50%, 3/15/2031 5,096 5,175
Pool# 508473
7.50%, 4/15/2031 1,808 1,810
Pool# 544470
8.00%, 4/15/2031 755 754
Pool# 781287
7.00%, 5/15/2031 1,184 1,206
Pool# 781319
7.00%, 7/15/2031 379 393
Pool# 485879
7.00%, 8/15/2031 839 829
Pool# 572554
6.50%, 9/15/2031 16,669 16,890
Pool# 781328
7.00%, 9/15/2031 1,103 1,130
Pool# 550991
6.50%, 10/15/2031 276 279
Pool# 571267
7.00%, 10/15/2031 156 154
Pool# 555171
6.50%, 12/15/2031 676 681
Pool# 781380
7.50%, 12/15/2031 365 378
Pool# 781481
7.50%, 1/15/2032 1,806 1,868
Pool# 580972
6.50%, 2/15/2032 91 92
Pool# 781401
7.50%, 2/15/2032 1,183 1,221
Pool# 781916
6.50%, 3/15/2032 12,567 12,700
Pool# 552474
7.00%, 3/15/2032 2,149 2,155
Pool# 781478
7.50%, 3/15/2032 702 726
Pool# 781429
8.00%, 3/15/2032 1,264 1,316
Pool# 781431
7.00%, 4/15/2032 4,561 4,702
Pool# 552616
7.00%, 6/15/2032 16,990 16,972
Pool# 570022
7.00%, 7/15/2032 7,403 7,472
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 595077
6.00%, 10/15/2032 2,368 2,382
Pool# 552903
6.50%, 11/15/2032 27,260 27,536
Pool# 552952
6.00%, 12/15/2032 1,656 1,641
Pool# 602102
6.00%, 2/15/2033 8,339 8,316
Pool# 588192
6.00%, 2/15/2033 1,710 1,695
Pool# 553144
5.50%, 4/15/2033 5,911 5,736
Pool# 604243
6.00%, 4/15/2033 2,887 2,907
Pool# 611526
6.00%, 5/15/2033 4,634 4,607
Pool# 553320
6.00%, 6/15/2033 9,036 9,001
Pool# 604788
6.50%, 11/15/2033 29,238 29,748
Pool# 781688
6.00%, 12/15/2033 12,247 12,375
Pool# 604875
6.00%, 12/15/2033 10,915 10,976
Pool# 781690
6.00%, 12/15/2033 4,512 4,559
Pool# 781699
7.00%, 12/15/2033 1,485 1,481
Pool# 621856
6.00%, 1/15/2034 5,288 5,238
Pool# 564799
6.00%, 3/15/2034 4,028 4,005
Pool# 630038
6.50%, 8/15/2034 18,697 18,966
Pool# 781804
6.00%, 9/15/2034 12,067 12,179
Pool# 781847
6.00%, 12/15/2034 8,961 9,044
Pool# 486921
5.50%, 2/15/2035 3,119 3,064
Pool# 781902
6.00%, 2/15/2035 12,207 12,320
Pool# 649510
5.50%, 10/15/2035 37,146 36,905
Pool# 652207
5.50%, 3/15/2036 25,828 25,178
Pool# 655519
5.00%, 5/15/2036 12,048 11,669
Pool# 652539
5.00%, 5/15/2036 4,167 3,970
Pool# 606308
5.50%, 5/15/2036 4,269 4,208
Pool# 656666
6.00%, 6/15/2036 9,932 9,932
Pool# 657912
6.50%, 8/15/2036 2,000 2,017
Pool# 704630
5.50%, 7/15/2039 10,394 10,148
Pool# 757038
4.00%, 12/15/2040 106,281 96,582
Pool# 757039
4.00%, 12/15/2040 106,082 95,879

62 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 755656
4.00%, 12/15/2040 36,444 33,298
Pool# 757044
4.00%, 12/15/2040 33,435 30,461
Pool# 742235
4.00%, 12/15/2040 29,909 27,179
Pool# 755655
4.00%, 12/15/2040 22,244 20,323
Pool# 757043
4.00%, 12/15/2040 16,407 14,909
Pool# 756631
4.00%, 12/15/2040 11,272 10,299
Pool# 755959
4.00%, 1/15/2041 78,912 72,100
Pool# 742244
4.00%, 1/15/2041 66,835 60,735
Pool# 753826
4.00%, 1/15/2041 36,132 32,834
Pool# 690662
4.00%, 1/15/2041 22,267 20,259
Pool# 719486
4.00%, 1/15/2041 6,994 6,331
Pool# 757555
4.00%, 2/15/2041 15,308 14,032
Pool# 757557
4.00%, 2/15/2041 7,502 6,877
Pool# AD6012
3.50%, 4/15/2043 207,202 183,757
Pool# AA6307
3.50%, 4/15/2043 62,949 55,697
Pool# AA6403
3.00%, 5/15/2043 288,244 247,585
Pool# 783781
3.50%, 6/15/2043 66,077 58,307
Pool# 784015
3.00%, 7/15/2043 16,145 13,866
Pool# 784714
3.00%, 1/15/2044 85,700 73,598
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 63,200 62,320
Pool# 4559
5.00%, 10/20/2039 86,494 83,271
Pool# 737727
4.00%, 12/20/2040 357,711 321,382
Pool# 737730
4.00%, 12/20/2040 102,745 92,287
Pool# 4923
4.50%, 1/20/2041 58,763 54,583
Pool# 4978
4.50%, 3/20/2041 8,258 7,671
Pool# 5017
4.50%, 4/20/2041 84,728 78,702
Pool# 5082
4.50%, 6/20/2041 151,165 140,412
Pool# 675523
3.50%, 3/20/2042 136,230 117,063
Pool# MA0462
3.50%, 10/20/2042 218,239 190,225
Pool# MA0625
3.50%, 12/20/2042 167,506 146,021
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA0698
3.00%, 1/20/2043 141,224 118,850
Pool# AF1001
3.50%, 6/20/2043 110,674 95,093
Pool# AJ9335
3.50%, 10/20/2044 7,848 6,769
Pool# MA2754
3.50%, 4/20/2045 80,171 69,650
Pool# MA2824
2.50%, 5/20/2045 118,295 96,059
Pool# MA2825
3.00%, 5/20/2045 166,811 140,381
Pool# MA2891
3.00%, 6/20/2045 438,518 368,982
Pool# MA2892
3.50%, 6/20/2045 36,732 31,831
Pool# MA2960
3.00%, 7/20/2045 144,414 121,269
Pool# MA3172
3.00%, 10/20/2045 51,372 43,199
Pool# MA3173
3.50%, 10/20/2045 3,146 2,726
Pool# MA3243
3.00%, 11/20/2045 46,079 38,740
Pool# MA3244
3.50%, 11/20/2045 59,546 51,599
Pool# 784098
3.00%, 12/20/2045 240,284 201,938
Pool# 784119
3.00%, 2/20/2046 190,748 160,280
Pool# MA3520
3.00%, 3/20/2046 161,170 134,767
Pool# MA3521
3.50%, 3/20/2046 135,677 117,572
Pool# MA3735
3.00%, 6/20/2046 154,522 129,687
Pool# MA3876
4.50%, 8/20/2046 5,337 4,964
Pool# MA3939
4.50%, 9/20/2046 3,211 2,924
Pool# MA4125
2.50%, 12/20/2046 45,795 37,099
Pool# MA4126
3.00%, 12/20/2046 536,366 450,033
Pool# MA4194
2.50%, 1/20/2047 114,214 92,519
Pool# MA4196
3.50%, 1/20/2047 15,430 13,366
Pool# MA4264
4.50%, 2/20/2047 5,669 5,258
Pool# MA4321
3.50%, 3/20/2047 199,187 172,356
Pool# AZ1974
3.50%, 4/20/2047 79,354 68,716
Pool# MA4384
4.50%, 4/20/2047 4,905 4,535
Pool# MA4512
4.50%, 6/20/2047 14,024 12,933
Pool# MA4652
3.50%, 8/20/2047 55,890 48,298
Pool# MA4836
3.00%, 11/20/2047 86,573 72,440

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784421
3.50%, 12/20/2047 186,408 157,509
Pool# MA4900
3.50%, 12/20/2047 122,047 105,686
Pool# MA4962
3.50%, 1/20/2048 3,853 3,342
Pool# 784480
3.50%, 4/20/2048 46,369 40,143
Pool# 784481
3.50%, 4/20/2048 9,150 7,917
Pool# MA5191
3.50%, 5/20/2048 120,217 103,543
Pool# MA5331
4.50%, 7/20/2048 37,270 34,177
Pool# MA5465
3.50%, 9/20/2048 14,189 12,260
Pool# BK2856
4.50%, 12/20/2048 4,288 3,876
Pool# MA5818
4.50%, 3/20/2049 715,616 656,026
Pool# MA6092
4.50%, 8/20/2049 22,164 20,211
Pool# MA6409
3.00%, 1/20/2050 204,666 170,576
Pool# MA6764
2.00%, 7/20/2050 55,545 43,213
Pool# MA6818
2.00%, 8/20/2050 448,720 348,228
Pool# BW4732
2.50%, 8/20/2050 352,634 274,127
Pool# BW6206
2.50%, 8/20/2050 341,477 265,377
Pool# BW4741
2.50%, 9/20/2050 343,515 266,978
Pool# MA7051
2.00%, 12/20/2050 348,063 269,724
Pool# MA7311
2.00%, 4/20/2051 1,560,131 1,205,654
Pool# MA7472
2.50%, 7/20/2051 614,434 490,250
Pool# MA7767
2.50%, 12/20/2051 109,591 87,379
Pool# MA7936
2.50%, 3/20/2052 1,231,204 981,257
Pool# MA7987
2.50%, 4/20/2052 275,356 219,455
Pool# MA8197
2.50%, 8/20/2052 627,883 500,807
Pool# MA8201
4.50%, 8/20/2052 70,928 64,178
Pool# MA8491
5.50%, 12/20/2052 122,058 116,893
Pool# MA8800
5.00%, 4/20/2053 461,607 430,014
Pool# MA8948
5.50%, 6/20/2053 193,376 185,009
Pool# 786798
5.50%, 7/20/2053 67,777 64,923
Pool# MA9172
6.00%, 9/20/2053 131,742 129,134
Pool# MA9242
6.00%, 10/20/2053 201,000 196,987
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
2.00%, 11/15/2053 750,000 578,174
2.50%, 11/15/2053 900,000 716,695
3.50%, 11/15/2053 750,000 639,180
4.00%, 11/15/2053 1,225,000 1,076,708
4.50%, 11/15/2053 875,000 790,562
5.00%, 11/15/2053 1,250,000 1,163,037
5.50%, 11/15/2053 350,000 334,687
6.00%, 11/15/2053 350,000 342,886
Total Mortgage-Backed Securities
(cost $82,526,574)
69,451,381
Municipal Bonds 0 .7%
California 0 .2%
Bay Area Toll Authority, RB,
Series S, 6.91%, 10/1/2050 25,000 27,817
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 106,579
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 105,696
State of California,
GO, 7.63%, 3/1/2040 100,000 113,797
University of California
Series AX, 3.06%, 7/1/2025 50,000 47,989
Series R, 5.77%, 5/15/2043 50,000 48,241
450,119
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 44,000 44,891
Illinois 0 .1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 28,445
State of Illinois, GO, 5.10%,
6/1/2033 185,000 171,411
199,856
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth, RB, 5.20%, 12/1/2039 60,000 56,054
Nebraska 0 .0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 36,156
New Jersey 0 .1%
New Jersey Economic
Development Authority, RB,
Series A, 7.43%, 2/15/2029 150,000 156,801

64 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
New Jersey
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 129,295
286,096
New York 0 .1%
Metropolitan Transportation
Authority, RB, Series C,
5.18%, 11/15/2049 25,000 20,518
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 24,222
New York City Transitional
Finance Authority Future
Tax Secured Revenue, RB,
Series B, 5.57%, 11/1/2038 100,000 96,784
New York State Thruway
Authority, RB, Series M,
2.90%, 1/1/2035 50,000 39,957
Port Authority of New York &
New Jersey, RB, 6.04%,
12/1/2029 100,000 102,386
283,867
Ohio 0 .1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 91,840
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 88,785
180,625
Texas 0 .1%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 37,266
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 150,186
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 15,387
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 48,048
Texas Natural Gas
Securitization Finance Corp.
Series A, 5.10%, 4/1/2035 15,000 14,517
Series A, 5.17%, 4/1/2041 15,000 13,868
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 100,000 97,981
377,253
Municipal Bonds
Principal
Amount ($) Value ($)
Wisconsin 0 .0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 18,742
Total Municipal Bonds
(cost $2,188,668)
1,933,659
Supranational 1 .2%
African Development Bank,
4.38%, 3/14/2028 200,000 194,981
Asian Development Bank
2.50%, 11/2/2027 250,000 227,844
2.75%, 1/19/2028 200,000 182,990
4.50%, 8/25/2028 210,000 205,602
3.13%, 9/26/2028 75,000 68,990
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 95,645
European Investment Bank
1.63%, 3/14/2025(b) 200,000 190,173
0.38%, 3/26/2026 100,000 89,544
3.75%, 2/14/2033 200,000 181,216
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 288,573
1.13%, 1/13/2031 50,000 38,289
3.50%, 4/12/2033 200,000 176,482
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 500,000 466,909
2.50%, 7/29/2025 250,000 238,681
4.63%, 8/1/2028 260,000 256,012
1.75%, 10/23/2029 250,000 208,831
Total Supranational
(cost $3,349,722)
3,110,762
U.S. Government Agency Securities 0 .8%
FHLB
3.13%, 6/13/2025 475,000 459,532
5.50%, 7/15/2036 200,000 204,240
FHLMC
0.38%, 7/21/2025 65,000 59,982
6.75%, 3/15/2031 200,000 219,575
6.25%, 7/15/2032(b) 165,000 178,082
FNMA
2.63%, 9/6/2024 200,000 195,310
0.50%, 6/17/2025 500,000 463,746
6.25%, 5/15/2029 100,000 105,953
7.25%, 5/15/2030(b) 200,000 223,172
0.88%, 8/5/2030 80,000 60,617
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 87,885
Total U.S. Government Agency Securities
(cost $2,440,431)
2,258,094

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 65
U.S. Treasury Obligations 42 .2%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
6.00%, 2/15/2026 (b) 444,500 453,807
5.50%, 8/15/2028 (b) 300,000 308,203
5.25%, 11/15/2028 500,000 508,262
4.50%, 2/15/2036 (b) 400,000 385,437
4.75%, 2/15/2037 (b) 400,000 392,469
4.50%, 5/15/2038 500,000 470,078
4.50%, 8/15/2039 185,000 171,595
4.38%, 11/15/2039 480,000 437,438
1.13%, 5/15/2040 500,000 272,441
4.38%, 5/15/2040 200,000 181,625
3.88%, 8/15/2040 400,000 339,875
1.38%, 11/15/2040 600,000 338,180
4.25%, 11/15/2040 200,000 178,031
1.88%, 2/15/2041 500,000 308,184
1.75%, 8/15/2041 500,000 296,855
3.75%, 8/15/2041 150,000 124,154
2.00%, 11/15/2041 250,000 154,746
3.13%, 11/15/2041 300,000 225,691
2.38%, 2/15/2042 100,000 66,031
3.13%, 2/15/2042 80,000 60,000
3.25%, 5/15/2042 300,000 228,457
2.75%, 8/15/2042 500,000 349,941
3.38%, 8/15/2042 300,000 232,113
2.75%, 11/15/2042 250,000 174,219
4.00%, 11/15/2042 200,000 169,547
3.13%, 2/15/2043 650,000 480,848
3.88%, 2/15/2043 1,100,000 914,547
2.88%, 5/15/2043 900,000 636,574
3.63%, 8/15/2043 500,000 398,867
4.38%, 8/15/2043 (b) 500,000 445,937
3.75%, 11/15/2043 650,000 527,541
3.63%, 2/15/2044 500,000 397,051
3.13%, 8/15/2044 400,000 291,250
3.00%, 11/15/2044 350,000 248,541
3.00%, 5/15/2045 400,000 282,734
2.50%, 2/15/2046 400,000 254,297
2.50%, 5/15/2046 400,000 253,516
2.25%, 8/15/2046 300,000 179,730
2.88%, 11/15/2046 275,000 187,011
3.00%, 2/15/2047 400,000 277,984
3.00%, 5/15/2047 400,000 277,500
2.75%, 8/15/2047 350,000 230,617
3.00%, 2/15/2048 500,000 345,137
3.00%, 8/15/2048 350,000 241,076
3.38%, 11/15/2048 500,000 370,059
3.00%, 2/15/2049 400,000 275,328
2.88%, 5/15/2049 400,000 268,453
2.25%, 8/15/2049 500,000 292,031
2.38%, 11/15/2049 450,000 270,352
2.00%, 2/15/2050 500,000 273,691
1.25%, 5/15/2050 800,000 351,938
1.38%, 8/15/2050 700,000 318,664
1.63%, 11/15/2050 250,000 122,451
1.88%, 2/15/2051 950,000 498,639
2.38%, 5/15/2051 900,000 536,098
2.00%, 8/15/2051 700,000 378,438
1.88%, 11/15/2051 830,000 432,897
2.25%, 2/15/2052 800,000 460,469
2.88%, 5/15/2052 640,000 427,075
3.00%, 8/15/2052 600,000 411,563
4.00%, 11/15/2052 750,000 626,777
3.63%, 2/15/2053 1,150,000 896,102
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.63%, 5/15/2053 1,000,000 779,531
4.13%, 8/15/2053 400,000 342,187
U.S. Treasury Notes
0.63%, 10/15/2024 500,000 477,695
2.25%, 10/31/2024 1,000,000 969,102
0.75%, 11/15/2024 500,000 476,543
2.25%, 11/15/2024 660,000 638,834
2.13%, 11/30/2024 1,200,000 1,158,656
4.50%, 11/30/2024 400,000 396,047
4.25%, 12/31/2024 1,500,000 1,480,840
1.38%, 1/31/2025 600,000 571,570
2.50%, 1/31/2025 (b) 500,000 482,988
4.13%, 1/31/2025 (b) 1,000,000 985,547
2.00%, 2/15/2025 500,000 479,551
0.50%, 3/31/2025 700,000 654,855
2.63%, 3/31/2025 700,000 674,926
2.63%, 4/15/2025 300,000 289,066
0.38%, 4/30/2025 500,000 465,371
3.88%, 4/30/2025 2,700,000 2,647,687
2.13%, 5/15/2025 600,000 572,813
2.75%, 5/15/2025 500,000 481,836
0.25%, 5/31/2025 500,000 462,715
0.25%, 6/30/2025 500,000 461,172
2.75%, 6/30/2025 550,000 528,945
3.00%, 7/15/2025 700,000 675,445
2.88%, 7/31/2025 750,000 721,611
4.75%, 7/31/2025 1,400,000 1,390,867
2.00%, 8/15/2025 500,000 473,398
0.25%, 8/31/2025 1,000,000 915,664
3.50%, 9/15/2025 600,000 582,750
0.25%, 9/30/2025 600,000 547,734
3.00%, 10/31/2025 800,000 768,563
5.00%, 10/31/2025 500,000 499,395
2.25%, 11/15/2025 1,500,000 1,418,906
0.38%, 11/30/2025 1,300,000 1,181,121
4.00%, 12/15/2025 900,000 881,086
0.38%, 12/31/2025 1,200,000 1,087,359
3.88%, 1/15/2026 2,000,000 1,952,344
0.38%, 1/31/2026 1,000,000 902,383
2.63%, 1/31/2026 750,000 712,178
1.63%, 2/15/2026 400,000 370,922
4.00%, 2/15/2026 500,000 489,141
4.63%, 3/15/2026 800,000 793,406
0.75%, 3/31/2026 500,000 452,891
3.75%, 4/15/2026 500,000 485,977
4.13%, 6/15/2026 800,000 784,062
0.63%, 7/31/2026 1,000,000 891,055
1.50%, 8/15/2026 400,000 364,625
0.75%, 8/31/2026 1,000,000 891,094
1.38%, 8/31/2026 1,000,000 907,383
1.63%, 9/30/2026 1,000,000 912,500
1.63%, 10/31/2026 1,000,000 909,492
2.00%, 11/15/2026 1,000,000 918,867
1.25%, 12/31/2026 700,000 626,609
1.50%, 1/31/2027 800,000 719,438
2.25%, 2/15/2027 800,000 736,656
1.13%, 2/28/2027 (b) 500,000 443,125
1.88%, 2/28/2027 700,000 635,824
0.63%, 3/31/2027 500,000 433,750
2.50%, 3/31/2027 600,000 555,727
0.50%, 4/30/2027 500,000 430,176
2.75%, 4/30/2027 450,000 419,344

66 - Statement of Investments - October 31, 2023 - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.38%, 5/15/2027 500,000 459,453
2.63%, 5/31/2027 700,000 648,320
2.75%, 7/31/2027 300,000 278,215
2.25%, 8/15/2027 500,000 454,805
0.50%, 8/31/2027 500,000 424,355
3.13%, 8/31/2027 700,000 657,344
0.38%, 9/30/2027 500,000 420,566
4.13%, 9/30/2027 700,000 681,324
0.50%, 10/31/2027 500,000 421,270
4.13%, 10/31/2027 500,000 486,445
2.25%, 11/15/2027 870,000 786,976
0.63%, 11/30/2027 250,000 211,064
3.88%, 11/30/2027 430,000 414,261
0.63%, 12/31/2027 500,000 420,801
3.88%, 12/31/2027 800,000 770,438
0.75%, 1/31/2028 500,000 421,719
3.50%, 1/31/2028 1,300,000 1,232,613
2.75%, 2/15/2028 1,000,000 918,828
1.13%, 2/29/2028 700,000 598,828
4.00%, 2/29/2028 300,000 290,109
1.25%, 3/31/2028 500,000 428,770
3.63%, 3/31/2028 600,000 571,055
1.25%, 4/30/2028 700,000 598,910
3.50%, 4/30/2028 1,500,000 1,419,375
2.88%, 5/15/2028 1,000,000 919,727
1.25%, 5/31/2028 700,000 596,887
3.63%, 5/31/2028 350,000 332,842
1.25%, 6/30/2028 700,000 595,273
4.00%, 6/30/2028 750,000 724,043
1.00%, 7/31/2028 1,000,000 837,383
4.13%, 7/31/2028 700,000 679,082
2.88%, 8/15/2028 1,000,000 915,352
4.38%, 8/31/2028 400,000 392,375
1.25%, 9/30/2028 500,000 421,504
4.63%, 9/30/2028 500,000 495,469
1.38%, 10/31/2028 500,000 423,008
4.88%, 10/31/2028 300,000 300,633
1.50%, 11/30/2028 500,000 424,609
1.75%, 1/31/2029 500,000 427,930
2.63%, 2/15/2029 457,000 409,194
2.38%, 3/31/2029 400,000 352,156
2.88%, 4/30/2029 350,000 315,971
2.38%, 5/15/2029 100,000 87,855
2.75%, 5/31/2029 500,000 447,676
3.25%, 6/30/2029 400,000 367,234
2.63%, 7/31/2029 200,000 177,250
1.63%, 8/15/2029 500,000 419,160
3.13%, 8/31/2029 400,000 363,813
3.88%, 9/30/2029 300,000 283,945
4.00%, 10/31/2029 (b) 300,000 285,691
1.75%, 11/15/2029 (b) 250,000 209,863
3.88%, 11/30/2029 850,000 803,316
3.88%, 12/31/2029 700,000 661,035
3.50%, 1/31/2030 650,000 600,412
1.50%, 2/15/2030 700,000 572,277
4.00%, 2/28/2030 350,000 332,418
3.63%, 3/31/2030 400,000 371,469
3.50%, 4/30/2030 700,000 645,012
0.63%, 5/15/2030 700,000 533,613
3.75%, 5/31/2030 300,000 280,289
3.75%, 6/30/2030 900,000 840,305
4.00%, 7/31/2030 550,000 520,996
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.63%, 8/15/2030 950,000 717,621
4.63%, 9/30/2030 500,000 491,563
4.88%, 10/31/2030 800,000 798,375
0.88%, 11/15/2030 (b) 800,000 611,594
1.13%, 2/15/2031 1,200,000 929,297
1.63%, 5/15/2031 1,100,000 875,832
1.25%, 8/15/2031 500,000 382,969
1.38%, 11/15/2031 1,200,000 921,000
1.88%, 2/15/2032 800,000 635,781
2.88%, 5/15/2032 1,000,000 858,086
2.75%, 8/15/2032 1,100,000 930,531
4.13%, 11/15/2032 750,000 706,582
3.50%, 2/15/2033 (b) 1,150,000 1,029,430
3.38%, 5/15/2033 1,300,000 1,149,484
3.88%, 8/15/2033 (b) 900,000 828,422
Total U.S. Treasury Obligations
(cost $126,565,908)
110,519,985
Repurchase Agreement 0 .6%
CF Secured, LLC
5.30%, dated
10/31/2023, due
11/1/2023, repurchase
price $1,490,360,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$1,520,167. (f)(g) 1,490,140 1,490,140
Total Repurchase Agreement
(cost $1,490,140)
1,490,140
Total Investments
(cost $304,067,960) — 99.8%
261,446,000
Other assets in excess of
liabilities — 0.2% 623,078
NET ASSETS — 100.0%
$ 262,069,078

Nationwide Bond Index Fund - October 31, 2023 - Statement of Investments - 67
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2023.
(b) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $9,971,064, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,490,140 and by $8,804,291 of collateral in the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% – 7.63%, and maturity dates
ranging from 11/15/2023 – 8/15/2053, a total value of
$10,294,431.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2023.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $250,930 which represents 0.10% of net assets.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2023.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of October 31,
2023 was $1,490,140.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

68 - Statement of Investments - October 31, 2023 - Nationwide International Index Fund
Common Stocks 98 .5%
Shares Value ($)
AUSTRALIA 7 .6%
Banks 1 .8%
ANZ Group Holdings Ltd. 188,431 2,973,080
Commonwealth Bank of
Australia 104,691 6,429,762
National Australia Bank Ltd. 193,819 3,475,460
Westpac Banking Corp. 220,110 2,896,161
15,774,463
Beverages 0 .0%
†
Treasury Wine Estates Ltd.∞ 44,681 342,955
Broadline Retail 0 .3%
Wesfarmers Ltd. 71,488 2,312,420
Capital Markets 0 .3%
ASX Ltd. 12,570 449,799
Macquarie Group Ltd. 22,765 2,347,686
2,797,485
Chemicals 0 .0%
†
Orica Ltd. 29,622 277,362
Commercial Services & Supplies 0 .1%
Brambles Ltd. 85,822 719,639
Consumer Staples Distribution & Retail 0 .3%
Coles Group Ltd. 82,649 802,048
Endeavour Group Ltd. 91,279 287,450
Woolworths Group Ltd. 75,258 1,685,010
2,774,508
Diversified Consumer Services 0 .0%
†
IDP Education Ltd.(a) 14,133 195,599
Diversified REITs 0 .1%
GPT Group (The) 119,215 276,658
Mirvac Group 235,719 275,710
Stockland 147,286 334,249
886,617
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 244,202 592,889
Electric Utilities 0 .1%
Origin Energy Ltd. 106,383 617,455
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd. 14,097 300,580
Gas Utilities 0 .0%
†
APA Group(a) 69,810 366,694
Ground Transportation 0 .0%
†
Aurizon Holdings Ltd. 113,699 248,273
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 3,978 610,935
Health Care Providers & Services 0 .1%
EBOS Group Ltd. 8,987 182,826
Ramsay Health Care Ltd. 11,940 372,765
Sonic Healthcare Ltd. 27,550 505,208
1,060,799
Hotels, Restaurants & Leisure 0 .3%
Aristocrat Leisure Ltd. 36,445 904,205
Flutter Entertainment plc* 10,939 1,718,605
Lottery Corp. Ltd. (The) 137,446 397,426
3,020,236
Industrial REITs 0 .2%
Goodman Group 104,511 1,388,281
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0 .3%
Insurance Australia Group
Ltd. 157,194 569,873
Medibank Pvt Ltd. 181,715 397,078
QBE Insurance Group Ltd. 91,912 913,852
Suncorp Group Ltd. 78,212 666,970
2,547,773
Interactive Media & Services 0 .1%
REA Group Ltd. 3,246 298,406
SEEK Ltd. 23,002 303,817
602,223
Metals & Mining 2 .5%
BHP Group Ltd.(a) 315,801 9,001,901
BlueScope Steel Ltd. 30,384 363,165
Fortescue Metals Group Ltd. 104,573 1,485,018
Glencore plc 659,115 3,482,314
IGO Ltd. 41,672 254,708
Mineral Resources Ltd. 10,722 397,831
Northern Star Resources Ltd. 69,756 516,403
Pilbara Minerals Ltd.(a) 174,971 413,621
Rio Tinto Ltd. 22,923 1,714,655
Rio Tinto plc 70,313 4,481,576
South32 Ltd. 281,576 598,838
22,710,030
Office REITs 0 .0%
†
Dexus 66,374 275,774
Oil, Gas & Consumable Fuels 0 .4%
Ampol Ltd. 14,253 291,100
Santos Ltd. 203,874 1,000,426
Woodside Energy Group Ltd. 119,145 2,590,857
3,882,383
Passenger Airlines 0 .0%
†
Qantas Airways Ltd.* 55,233 173,404
Professional Services 0 .1%
Computershare Ltd. 37,144 586,160
Real Estate Management & Development 0 .0%
†
Lendlease Corp. Ltd.(a) 41,027 163,507
Retail REITs 0 .1%
Scentre Group 311,190 485,913
Vicinity Ltd. 259,245 282,242
768,155
Software 0 .1%
WiseTech Global Ltd. 10,246 382,896
Trading Companies & Distributors 0 .0%
†
Reece Ltd. 12,296 137,123
Transportation Infrastructure 0 .2%
Transurban Group 195,801 1,478,138
67,994,756
AUSTRIA 0 .2%
Banks 0 .1%
Erste Group Bank AG 21,233 758,893
Electric Utilities 0 .0%
†
Verbund AG 4,192 363,887
Metals & Mining 0 .0%
†
voestalpine AG 6,995 174,384
Oil, Gas & Consumable Fuels 0 .0%
†
OMV AG 8,828 386,779

Nationwide International Index Fund - October 31, 2023 - Statement of Investments - 69
Common Stocks
Shares Value ($)
AUSTRIA
Paper & Forest Products 0 .1%
Mondi plc 30,871 498,698
2,182,641
BELGIUM 0 .8%
Banks 0 .1%
KBC Group NV 15,457 850,848
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 53,858 3,063,868
Chemicals 0 .1%
Solvay SA 4,691 495,503
Umicore SA 12,933 307,551
803,054
Distributors 0 .0%
†
D'ieteren Group 1,459 216,943
Electric Utilities 0 .0%
†
Elia Group SA/NV 1,973 187,650
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 3,442 249,997
Groupe Bruxelles Lambert
NV 2,666 195,383
Sofina SA 863 164,395
609,775
Food Products 0 .0%
†
Lotus Bakeries NV 25 185,473
Industrial REITs 0 .0%
†
Warehouses De Pauw CVA 10,647 264,143
Insurance 0 .1%
Ageas SA/NV 9,884 379,697
Pharmaceuticals 0 .1%
UCB SA 7,807 572,111
7,133,562
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 9,859 321,251
BURKINA FASO 0 .0%
†
Metals & Mining 0 .0%
†
Endeavour Mining plc 10,889 224,143
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 25,084 410,110
CHINA 0 .5%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 238,100 630,214
Beverages 0 .0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 104,400 198,442
Broadline Retail 0 .3%
Prosus NV* 95,220 2,667,055
Building Products 0 .0%
†
Xinyi Glass Holdings Ltd. 100,000 115,366
Common Stocks
Shares Value ($)
CHINA
Food Products 0 .1%
Wilmar International Ltd. 111,358 290,282
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 91,000 140,645
Real Estate Management & Development 0 .0%
†
ESR Group Ltd. Reg. S(a)(b) 126,600 162,366
4,204,370
DENMARK 3 .4%
Air Freight & Logistics 0 .2%
DSV A/S 11,495 1,710,431
Banks 0 .1%
Danske Bank A/S 42,593 998,230
Beverages 0 .1%
Carlsberg A/S, Class B 6,081 725,588
Biotechnology 0 .1%
Genmab A/S* 4,075 1,154,327
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 502 111,680
Chemicals 0 .1%
Chr Hansen Holding A/S 6,646 452,574
Novozymes A/S, Class B 12,630 567,663
1,020,237
Electric Utilities 0 .1%
Orsted A/S Reg. S(b) 11,682 566,029
Electrical Equipment 0 .2%
Vestas Wind Systems A/S* 62,362 1,347,856
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 8,446 880,637
Demant A/S* 6,330 241,660
1,122,297
Insurance 0 .0%
†
Tryg A/S 22,234 434,301
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 190 310,008
AP Moller - Maersk A/S,
Class B 310 515,884
825,892
Pharmaceuticals 2 .2%
Novo Nordisk A/S, Class B 203,278 19,603,179
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 5,944 673,272
30,293,319
FINLAND 1 .1%
Banks 0 .2%
Nordea Bank Abp 200,344 2,106,325
Communications Equipment 0 .1%
Nokia OYJ 330,416 1,102,564
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B 15,868 269,081
Diversified Telecommunication Services 0 .1%
Elisa OYJ 8,783 372,782

70 - Statement of Investments - October 31, 2023 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FINLAND
Electric Utilities 0 .1%
Fortum OYJ 27,704 329,887
Insurance 0 .1%
Sampo OYJ, Class A 28,399 1,120,754
Machinery 0 .2%
Kone OYJ, Class B 20,989 909,523
Metso Oyj 41,798 369,614
Wartsila OYJ Abp 31,322 372,951
1,652,088
Oil, Gas & Consumable Fuels 0 .1%
Neste OYJ 26,125 877,064
Paper & Forest Products 0 .2%
Stora Enso OYJ, Class R 34,547 416,180
UPM-Kymmene OYJ 34,432 1,158,351
1,574,531
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 6,405 255,315
9,660,391
FRANCE 10 .3%
Aerospace & Defense 1 .1%
Airbus SE 36,939 4,940,886
Dassault Aviation SA 1,665 331,163
Safran SA 21,194 3,301,287
Thales SA 6,490 956,446
9,529,782
Automobile Components 0 .2%
Cie Generale des
Etablissements Michelin
SCA 41,893 1,243,658
Valeo SE 12,713 167,817
1,411,475
Automobiles 0 .0%
†
Renault SA 11,802 414,699
Banks 0 .6%
BNP Paribas SA 65,354 3,755,803
Credit Agricole SA 74,742 903,409
Societe Generale SA 44,918 1,009,991
5,669,203
Beverages 0 .3%
Pernod Ricard SA 12,743 2,265,696
Remy Cointreau SA 1,288 146,689
2,412,385
Building Products 0 .2%
Cie de Saint-Gobain SA 30,259 1,652,819
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 4,054 212,137
Chemicals 0 .7%
Air Liquide SA 32,601 5,587,427
Arkema SA 3,716 348,736
5,936,163
Construction & Engineering 0 .5%
Bouygues SA 12,388 436,629
Eiffage SA 4,471 406,915
Vinci SA 32,819 3,629,133
4,472,677
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 35,784 628,346
Common Stocks
Shares Value ($)
FRANCE
Diversified Telecommunication Services 0 .2%
Orange SA 114,985 1,352,789
Electrical Equipment 0 .2%
Legrand SA 16,477 1,423,227
Entertainment 0 .0%
†
Bollore SE 51,347 280,629
Financial Services 0 .1%
Edenred SE 15,413 822,990
Eurazeo SE 2,995 168,904
Wendel SE 1,500 112,552
Worldline SA Reg. S*(b) 15,202 192,636
1,297,082
Food Products 0 .3%
Danone SA 40,454 2,409,703
Health Care Equipment & Supplies 0 .4%
BioMerieux 2,614 251,082
EssilorLuxottica SA 18,366 3,318,731
3,569,813
Hotels, Restaurants & Leisure 0 .1%
Accor SA 10,780 344,132
La Francaise des Jeux
SAEM Reg. S(b) 6,838 220,774
Sodexo SA 5,711 604,564
1,169,470
Household Durables 0 .0%
†
SEB SA 1,553 153,775
Insurance 0 .4%
AXA SA 113,288 3,362,169
Interactive Media & Services 0 .0%
†
Adevinta ASA* 20,721 182,359
IT Services 0 .2%
Capgemini SE 10,183 1,804,936
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,734 326,013
Machinery 0 .0%
†
Alstom SA 19,970 270,029
Media 0 .2%
Publicis Groupe SA 14,134 1,079,120
Vivendi SE 44,268 396,407
1,475,527
Multi-Utilities 0 .3%
Engie SA 112,788 1,796,233
Veolia Environnement SA 41,920 1,149,622
2,945,855
Office REITs 0 .0%
†
Covivio SA 2,567 110,232
Gecina SA 2,916 286,774
397,006
Oil, Gas & Consumable Fuels 1 .0%
TotalEnergies SE 140,057 9,380,098
Personal Care Products 0 .7%
L'Oreal SA 15,041 6,308,980
Pharmaceuticals 0 .0%
†
Ipsen SA 2,524 298,667
Professional Services 0 .1%
Bureau Veritas SA 18,156 413,646

Nationwide International Index Fund - October 31, 2023 - Statement of Investments - 71
Common Stocks
Shares Value ($)
FRANCE
Professional Services
Teleperformance SE 3,651 418,155
831,801
Retail REITs 0 .1%
Klepierre SA 12,812 311,782
Unibail-Rodamco-Westfield* 7,713 382,008
693,790
Software 0 .2%
Dassault Systemes SE 42,438 1,750,426
Textiles, Apparel & Luxury Goods 2 .0%
Hermes International SCA 1,964 3,683,121
Kering SA 4,684 1,894,404
LVMH Moet Hennessy Louis
Vuitton SE 17,200 12,309,481
17,887,006
Transportation Infrastructure 0 .1%
Aeroports de Paris SA 1,806 202,537
Getlink SE 21,161 341,455
543,992
92,454,828
GERMANY 8 .1%
Aerospace & Defense 0 .2%
MTU Aero Engines AG 3,300 618,176
Rheinmetall AG 2,690 769,739
1,387,915
Air Freight & Logistics 0 .3%
Deutsche Post AG 63,149 2,454,420
Automobile Components 0 .1%
Continental AG 6,793 441,097
Automobiles 0 .8%
Bayerische Motoren Werke
AG 18,749 1,738,430
Bayerische Motoren Werke
AG (Preference) 3,563 302,146
Dr Ing hc F Porsche AG
(Preference) Reg. S(b) 7,032 613,972
Mercedes-Benz Group AG 49,981 2,931,589
Porsche Automobil Holding
SE (Preference) 9,456 421,720
Volkswagen AG 1,764 203,172
Volkswagen AG (Preference) 12,734 1,344,049
7,555,078
Banks 0 .1%
Commerzbank AG 68,542 735,314
Capital Markets 0 .4%
Deutsche Bank AG
(Registered) 119,690 1,310,725
Deutsche Boerse AG 11,998 1,970,764
3,281,489
Chemicals 0 .5%
BASF SE 55,198 2,542,853
Covestro AG Reg. S*(b) 12,392 625,448
Evonik Industries AG 13,691 251,509
Symrise AG, Class A 8,200 834,693
Wacker Chemie AG 1,268 154,970
4,409,473
Construction Materials 0 .1%
Heidelberg Materials AG 8,921 646,409
Common Stocks
Shares Value ($)
GERMANY
Consumer Staples Distribution & Retail 0 .0%
†
HelloFresh SE* 10,840 235,395
Diversified Telecommunication Services 0 .5%
Deutsche Telekom AG
(Registered) 200,971 4,354,927
Telefonica Deutschland
Holding AG 49,929 84,719
4,439,646
Electrical Equipment 0 .0%
†
Siemens Energy AG*(a) 31,363 277,666
Health Care Equipment & Supplies 0 .1%
Carl Zeiss Meditec AG 2,683 232,060
Siemens Healthineers AG
Reg. S(b) 17,414 852,204
1,084,264
Health Care Providers & Services 0 .1%
Fresenius Medical Care AG
& Co. KGaA 12,256 406,893
Fresenius SE & Co. KGaA 26,086 668,426
1,075,319
Household Products 0 .1%
Henkel AG & Co. KGaA 6,417 405,243
Henkel AG & Co. KGaA
(Preference) 10,452 752,785
1,158,028
Independent Power and Renewable Electricity Producers
0 .2%
RWE AG 39,044 1,491,934
Industrial Conglomerates 0 .7%
Siemens AG (Registered) 47,441 6,273,197
Insurance 1 .2%
Allianz SE (Registered) 24,906 5,821,328
Hannover Rueck SE 3,921 863,418
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 8,651 3,464,144
Talanx AG 4,278 268,952
10,417,842
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 4,491 275,169
IT Services 0 .0%
†
Bechtle AG 5,365 238,634
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference)(a) 1,670 417,515
Machinery 0 .2%
Daimler Truck Holding AG 30,491 955,494
GEA Group AG 9,564 326,104
Knorr-Bremse AG 4,191 232,884
Rational AG 329 187,991
1,702,473
Multi-Utilities 0 .2%
E.ON SE 138,641 1,645,235
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered)* 37,459 261,656
Personal Care Products 0 .1%
Beiersdorf AG 6,225 816,507

72 - Statement of Investments - October 31, 2023 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Pharmaceuticals 0 .4%
Bayer AG (Registered) 61,530 2,644,235
Merck KGaA 7,981 1,201,148
3,845,383
Real Estate Management & Development 0 .2%
LEG Immobilien SE* 4,907 305,499
Vonovia SE 46,349 1,064,017
1,369,516
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 80,643 2,343,189
Software 1 .0%
Nemetschek SE 3,724 277,460
SAP SE 64,748 8,676,219
8,953,679
Specialty Retail 0 .0%
†
Zalando SE Reg. S*(b) 9,717 226,182
Zalando SE Reg. S*^∞(b) 4,053 94,304
320,486
Textiles, Apparel & Luxury Goods 0 .2%
adidas AG 10,045 1,776,742
Puma SE 6,446 363,137
2,139,879
Trading Companies & Distributors 0 .1%
Brenntag SE 9,541 707,845
72,401,652
HONG KONG 2 .1%
Banks 0 .1%
Hang Seng Bank Ltd. 47,200 540,543
Capital Markets 0 .3%
Futu Holdings Ltd., ADR* 2,932 162,579
Hong Kong Exchanges &
Clearing Ltd. 74,400 2,587,024
2,749,603
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 225,420 233,681
Electric Utilities 0 .2%
CK Infrastructure Holdings
Ltd. 43,500 201,460
CLP Holdings Ltd. 106,000 777,983
Power Assets Holdings Ltd. 89,300 426,833
1,406,276
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 506,243 302,377
Gas Utilities 0 .0%
†
Hong Kong & China Gas Co.
Ltd. 691,565 481,488
Ground Transportation 0 .0%
†
MTR Corp. Ltd. 91,214 340,826
Industrial Conglomerates 0 .0%
†
Jardine Matheson Holdings
Ltd. 10,200 411,060
Insurance 0 .9%
AIA Group Ltd. 722,000 6,288,035
Prudential plc 170,017 1,783,523
8,071,558
Machinery 0 .1%
Techtronic Industries Co. Ltd. 85,000 770,887
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development 0 .4%
CK Asset Holdings Ltd. 128,386 641,270
Hang Lung Properties Ltd. 106,000 140,202
Henderson Land
Development Co. Ltd. 83,352 217,190
Hongkong Land Holdings
Ltd. 54,000 164,160
Hongkong Land Holdings
Ltd. 12,100 38,363
New World Development Co.
Ltd. 101,707 186,285
Sino Land Co. Ltd. 224,200 223,684
Sun Hung Kai Properties Ltd. 89,700 920,666
Swire Pacific Ltd., Class A 24,000 154,291
Swire Properties Ltd. 82,000 159,744
Wharf Real Estate
Investment Co. Ltd. 99,270 348,552
3,194,407
Retail REITs 0 .1%
Link REIT 156,201 716,292
19,218,998
IRELAND 0 .4%
Banks 0 .1%
AIB Group plc 81,880 354,556
Bank of Ireland Group plc 66,088 591,006
945,562
Building Products 0 .1%
Kingspan Group plc 9,547 641,977
Containers & Packaging 0 .0%
†
Smurfit Kappa Group plc 15,957 521,480
Food Products 0 .1%
Kerry Group plc, Class A 9,841 762,415
Trading Companies & Distributors 0 .1%
AerCap Holdings NV* 10,249 636,668
3,508,102
ISRAEL 0 .5%
Aerospace & Defense 0 .0%
†
Elbit Systems Ltd. 1,715 318,528
Banks 0 .2%
Bank Hapoalim BM 76,404 545,921
Bank Leumi Le-Israel BM 94,152 605,666
Israel Discount Bank Ltd.,
Class A 73,311 321,990
Mizrahi Tefahot Bank Ltd. 8,781 271,677
1,745,254
Broadline Retail 0 .0%
†
Global-e Online Ltd.* 5,627 197,564
Chemicals 0 .0%
†
ICL Group Ltd. 46,001 223,152
IT Services 0 .0%
†
Wix.com Ltd.* 3,714 296,749
Pharmaceuticals 0 .1%
Teva Pharmaceutical
Industries Ltd., ADR* 68,374 586,649
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 2,496 107,299

Nationwide International Index Fund - October 31, 2023 - Statement of Investments - 73
Common Stocks
Shares Value ($)
ISRAEL
Software 0 .2%
Check Point Software
Technologies Ltd.* 5,947 798,385
Nice Ltd.* 3,923 606,201
1,404,586
4,879,781
ITALY 2 .3%
Automobiles 0 .3%
Ferrari NV 7,938 2,402,704
Banks 0 .7%
FinecoBank Banca Fineco
SpA 37,708 445,143
Intesa Sanpaolo SpA 996,710 2,596,327
Mediobanca Banca di
Credito Finanziario SpA 33,021 393,953
UniCredit SpA 113,855 2,848,366
6,283,789
Beverages 0 .1%
Coca-Cola HBC AG 13,601 353,433
Davide Campari-Milano NV 33,160 366,688
720,121
Diversified Telecommunication Services 0 .0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 21,495 235,344
Telecom Italia SpA*(a) 711,529 183,773
419,117
Electric Utilities 0 .4%
Enel SpA 504,310 3,206,621
Terna - Rete Elettrica
Nazionale 86,885 665,560
3,872,181
Electrical Equipment 0 .1%
Prysmian SpA 15,626 586,451
Financial Services 0 .0%
†
Nexi SpA Reg. S*(b) 33,923 197,313
Gas Utilities 0 .1%
Snam SpA 124,263 570,700
Health Care Equipment & Supplies 0 .0%
†
DiaSorin SpA 1,541 138,200
Health Care Providers & Services 0 .0%
†
Amplifon SpA 7,703 217,976
Insurance 0 .2%
Assicurazioni Generali SpA 62,588 1,244,654
Poste Italiane SpA Reg. S(b) 32,262 319,854
1,564,508
Oil, Gas & Consumable Fuels 0 .3%
Eni SpA 147,203 2,401,638
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 6,479 299,636
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 12,719 661,576
20,335,910
JAPAN 22 .7%
Air Freight & Logistics 0 .1%
Nippon Express Holdings,
Inc. 4,050 208,139
Common Stocks
Shares Value ($)
JAPAN
Air Freight & Logistics
SG Holdings Co. Ltd. 19,400 274,697
Yamato Holdings Co. Ltd. 17,500 291,915
774,751
Automobile Components 0 .4%
Aisin Corp. 8,700 302,937
Bridgestone Corp. 35,300 1,331,931
Denso Corp. 107,600 1,594,923
Koito Manufacturing Co. Ltd. 13,400 200,292
Sumitomo Electric Industries
Ltd. 44,100 460,555
3,890,638
Automobiles 2 .0%
Honda Motor Co. Ltd. 285,300 2,930,068
Isuzu Motors Ltd. 36,000 399,602
Mazda Motor Corp. 32,860 318,078
Nissan Motor Co. Ltd. 147,900 568,623
Subaru Corp. 38,000 652,708
Suzuki Motor Corp. 23,900 927,497
Toyota Motor Corp. 660,600 11,649,929
Yamaha Motor Co. Ltd. 18,300 446,210
17,892,715
Banks 1 .7%
Chiba Bank Ltd. (The) 33,900 252,518
Concordia Financial Group
Ltd. 66,600 307,468
Japan Post Bank Co. Ltd. 95,100 881,350
Mitsubishi UFJ Financial
Group, Inc. 711,384 5,977,297
Mizuho Financial Group, Inc. 148,951 2,532,219
Resona Holdings, Inc. 138,001 738,857
Shizuoka Financial Group,
Inc. 29,100 246,595
Sumitomo Mitsui Financial
Group, Inc. 80,605 3,870,023
Sumitomo Mitsui Trust
Holdings, Inc. 20,476 762,550
15,568,877
Beverages 0 .2%
Asahi Group Holdings Ltd. 31,000 1,119,145
Kirin Holdings Co. Ltd. 48,000 673,229
Suntory Beverage & Food
Ltd. 8,000 240,015
2,032,389
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 22,700 444,609
Rakuten Group, Inc. 91,600 340,061
784,670
Building Products 0 .4%
AGC, Inc. 13,120 446,031
Daikin Industries Ltd. 16,400 2,361,805
Lixil Corp. 18,000 196,664
TOTO Ltd. 7,700 185,343
3,189,843
Capital Markets 0 .2%
Daiwa Securities Group, Inc. 80,000 462,453
Japan Exchange Group, Inc. 32,300 634,498
Nomura Holdings, Inc. 179,400 692,152
SBI Holdings, Inc. 16,470 354,929
2,144,032

74 - Statement of Investments - October 31, 2023 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Chemicals 0 .8%
Asahi Kasei Corp. 74,900 459,874
JSR Corp. 10,500 278,473
Mitsubishi Chemical Group
Corp. 79,100 447,519
Mitsui Chemicals, Inc. 10,520 264,385
Nippon Paint Holdings Co.
Ltd. 58,600 393,929
Nippon Sanso Holdings
Corp. 10,900 274,376
Nissan Chemical Corp. 7,500 305,304
Nitto Denko Corp. 9,210 597,153
Shin-Etsu Chemical Co. Ltd. 114,100 3,414,372
Sumitomo Chemical Co. Ltd. 84,600 214,586
Toray Industries, Inc. 85,600 418,713
Tosoh Corp. 17,800 217,343
7,286,027
Commercial Services & Supplies 0 .2%
Dai Nippon Printing Co. Ltd. 12,850 335,367
Secom Co. Ltd. 12,900 897,112
TOPPAN Holdings, Inc. 16,200 373,662
1,606,141
Construction & Engineering 0 .2%
Kajima Corp. 27,200 450,135
Obayashi Corp. 40,200 344,525
Shimizu Corp. 37,600 267,715
Taisei Corp. 10,500 354,997
1,417,372
Consumer Staples Distribution & Retail 0 .4%
Aeon Co. Ltd. 40,200 845,810
Kobe Bussan Co. Ltd. 9,500 235,546
MatsukiyoCocokara & Co. 21,300 373,608
Seven & i Holdings Co. Ltd. 46,500 1,692,669
Welcia Holdings Co. Ltd. 5,700 94,199
3,241,832
Diversified REITs 0 .1%
Daiwa House REIT
Investment Corp. 131 231,611
Nomura Real Estate Master
Fund, Inc. 244 269,157
500,768
Diversified Telecommunication Services 0 .2%
Nippon Telegraph &
Telephone Corp. 1,845,300 2,162,863
Electric Utilities 0 .2%
Chubu Electric Power Co.,
Inc. 39,800 483,199
Kansai Electric Power Co.,
Inc. (The) 43,500 558,123
Tokyo Electric Power Co.
Holdings, Inc.* 96,000 407,177
1,448,499
Electrical Equipment 0 .3%
Fuji Electric Co. Ltd. 8,140 309,870
Mitsubishi Electric Corp. 119,300 1,335,389
Nidec Corp. 25,800 944,159
2,589,418
Electronic Equipment, Instruments & Components 1 .1%
Azbil Corp. 7,200 212,824
Hamamatsu Photonics KK 8,600 318,247
Hirose Electric Co. Ltd. 1,865 211,296
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components
Ibiden Co. Ltd. 6,600 281,094
Keyence Corp. 12,172 4,711,805
Kyocera Corp. 19,800 977,892
Murata Manufacturing Co.
Ltd. 106,500 1,768,005
Omron Corp. 10,800 388,053
Shimadzu Corp. 14,600 344,862
TDK Corp. 24,000 901,200
Yokogawa Electric Corp. 14,500 262,763
10,378,041
Entertainment 0 .5%
Capcom Co. Ltd. 10,700 342,624
Koei Tecmo Holdings Co.
Ltd. 7,020 91,815
Konami Group Corp. 6,500 337,666
Nexon Co. Ltd. 24,100 448,085
Nintendo Co. Ltd. 64,200 2,657,959
Square Enix Holdings Co.
Ltd. 5,000 166,739
Toho Co. Ltd. 6,700 228,970
4,273,858
Financial Services 0 .2%
GMO Payment Gateway, Inc. 2,500 100,395
Mitsubishi HC Capital, Inc. 52,900 347,065
ORIX Corp. 72,400 1,315,120
1,762,580
Food Products 0 .3%
Ajinomoto Co., Inc. 27,800 1,017,034
Kikkoman Corp. 8,200 466,815
MEIJI Holdings Co. Ltd. 15,096 372,145
Nissin Foods Holdings Co.
Ltd. 3,700 321,762
Yakult Honsha Co. Ltd. 15,200 357,726
2,535,482
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 23,880 450,331
Tokyo Gas Co. Ltd. 23,780 530,206
980,537
Ground Transportation 0 .5%
Central Japan Railway Co. 44,500 998,139
East Japan Railway Co. 18,690 975,315
Hankyu Hanshin Holdings,
Inc. 14,700 461,774
Keio Corp. 6,680 197,790
Keisei Electric Railway Co.
Ltd. 8,200 308,549
Kintetsu Group Holdings Co.
Ltd. 11,850 333,521
Odakyu Electric Railway Co.
Ltd. 18,950 269,898
Tobu Railway Co. Ltd. 12,600 302,993
Tokyu Corp. 34,850 393,289
West Japan Railway Co. 13,600 518,366
4,759,634
Health Care Equipment & Supplies 0 .6%
Asahi Intecc Co. Ltd. 13,500 226,007
Hoya Corp. 22,500 2,164,422
Olympus Corp. 78,900 1,057,509
Sysmex Corp. 10,200 496,212
Terumo Corp. 41,600 1,134,066
5,078,216

Nationwide International Index Fund - October 31, 2023 - Statement of Investments - 75
Common Stocks
Shares Value ($)
JAPAN
Health Care Technology 0 .0%
†
M3, Inc. 27,300 423,505
Hotels, Restaurants & Leisure 0 .3%
McDonald's Holdings Co.
Japan Ltd.(a) 5,824 226,904
Oriental Land Co. Ltd. 67,700 2,192,699
Zensho Holdings Co. Ltd. 5,800 305,891
2,725,494
Household Durables 1 .0%
Iida Group Holdings Co. Ltd. 10,100 156,982
Open House Group Co. Ltd. 5,100 167,800
Panasonic Holdings Corp. 136,402 1,192,560
Sekisui Chemical Co. Ltd. 21,800 298,282
Sekisui House Ltd. 38,100 745,351
Sharp Corp.*(a) 16,100 101,019
Sony Group Corp. 78,800 6,521,789
9,183,783
Household Products 0 .1%
Unicharm Corp. 24,900 844,011
Industrial Conglomerates 0 .4%
Hikari Tsushin, Inc. 1,500 216,643
Hitachi Ltd. 57,960 3,683,141
3,899,784
Industrial REITs 0 .1%
GLP J-REIT 270 241,936
Nippon Prologis REIT, Inc. 137 243,627
485,563
Insurance 0 .8%
Dai-ichi Life Holdings, Inc. 58,100 1,219,706
Japan Post Holdings Co. Ltd. 141,700 1,251,432
Japan Post Insurance Co.
Ltd. 13,300 254,686
MS&AD Insurance Group
Holdings, Inc. 26,455 966,122
Sompo Holdings, Inc. 19,325 835,391
T&D Holdings, Inc. 32,300 573,358
Tokio Marine Holdings, Inc. 111,300 2,480,822
7,581,517
Interactive Media & Services 0 .0%
†
LY Corp. 165,000 417,964
IT Services 0 .5%
Fujitsu Ltd. 10,910 1,412,421
NEC Corp. 15,200 732,667
Nomura Research Institute
Ltd. 23,854 629,877
NTT Data Group Corp. 38,000 469,455
Obic Co. Ltd. 4,200 622,959
Otsuka Corp. 7,300 292,548
SCSK Corp. 10,800 184,911
TIS, Inc. 13,300 285,258
4,630,096
Leisure Products 0 .2%
Bandai Namco Holdings, Inc. 36,947 767,188
Shimano, Inc. 4,900 709,603
Yamaha Corp. 9,300 247,910
1,724,701
Machinery 1 .1%
Daifuku Co. Ltd. 18,600 311,606
FANUC Corp. 59,200 1,518,580
Hitachi Construction
Machinery Co. Ltd. 7,200 185,637
Common Stocks
Shares Value ($)
JAPAN
Machinery
Hoshizaki Corp. 7,100 229,320
Komatsu Ltd. 57,100 1,323,951
Kubota Corp. 62,500 831,773
Kurita Water Industries Ltd. 6,500 196,834
Makita Corp. 14,700 400,395
MINEBEA MITSUMI, Inc. 22,300 349,631
MISUMI Group, Inc. 17,300 259,284
Mitsubishi Heavy Industries
Ltd. 19,820 1,015,322
NGK Insulators Ltd. 16,300 198,703
SMC Corp. 3,700 1,705,230
Toyota Industries Corp. 8,800 653,978
Yaskawa Electric Corp. 15,600 511,544
9,691,788
Marine Transportation 0 .2%
Kawasaki Kisen Kaisha Ltd. 9,100 310,987
Mitsui OSK Lines Ltd. 21,900 562,434
Nippon Yusen KK 31,220 757,531
1,630,952
Media 0 .1%
CyberAgent, Inc.(a) 25,000 131,602
Dentsu Group, Inc.(a) 12,561 363,560
Hakuhodo DY Holdings, Inc. 12,800 101,896
597,058
Metals & Mining 0 .2%
JFE Holdings, Inc. 30,600 426,238
Nippon Steel Corp. 53,306 1,148,863
Sumitomo Metal Mining Co.
Ltd. 15,800 444,972
2,020,073
Office REITs 0 .1%
Japan Real Estate
Investment Corp. 83 308,366
KDX Realty Investment Corp. 256 267,181
Nippon Building Fund, Inc. 90 361,614
937,161
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 175,217 644,723
Idemitsu Kosan Co. Ltd. 14,044 318,763
Inpex Corp. 59,900 879,550
1,843,036
Paper & Forest Products 0 .0%
†
Oji Holdings Corp. 52,600 225,101
Passenger Airlines 0 .0%
†
ANA Holdings, Inc.* 9,700 190,014
Japan Airlines Co. Ltd. 7,874 145,811
335,825
Personal Care Products 0 .2%
Kao Corp. 28,800 1,047,320
Kobayashi Pharmaceutical
Co. Ltd. 3,500 144,311
Kose Corp. 1,800 118,348
Shiseido Co. Ltd. 24,700 781,908
2,091,887
Pharmaceuticals 1 .3%
Astellas Pharma, Inc. 115,000 1,450,782
Chugai Pharmaceutical Co.
Ltd. 41,500 1,236,699
Daiichi Sankyo Co. Ltd. 115,900 2,978,154
Eisai Co. Ltd. 15,600 827,702

76 - Statement of Investments - October 31, 2023 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Kyowa Kirin Co. Ltd. 15,800 249,174
Ono Pharmaceutical Co. Ltd. 23,500 405,690
Otsuka Holdings Co. Ltd. 24,100 812,308
Shionogi & Co. Ltd. 15,800 732,723
Takeda Pharmaceutical Co.
Ltd. 97,697 2,649,594
11,342,826
Professional Services 0 .3%
BayCurrent Consulting, Inc. 7,900 198,818
Persol Holdings Co. Ltd. 115,000 172,411
Recruit Holdings Co. Ltd. 89,000 2,574,315
2,945,544
Real Estate Management & Development 0 .5%
Daito Trust Construction Co.
Ltd. 3,900 418,754
Daiwa House Industry Co.
Ltd. 37,000 1,018,063
Hulic Co. Ltd. 23,600 216,199
Mitsubishi Estate Co. Ltd. 69,000 881,207
Mitsui Fudosan Co. Ltd. 55,600 1,204,829
Nomura Real Estate
Holdings, Inc. 7,700 179,313
Sumitomo Realty &
Development Co. Ltd. 17,200 431,972
4,350,337
Retail REITs 0 .0%
†
Japan Metropolitan Fund
Invest 427 275,146
Semiconductors & Semiconductor Equipment 1 .0%
Advantest Corp. 47,200 1,219,771
Disco Corp. 5,900 1,038,514
Lasertec Corp. 4,900 817,081
Renesas Electronics Corp.* 78,600 1,033,198
Rohm Co. Ltd. 21,200 338,050
SUMCO Corp. 22,500 290,917
Tokyo Electron Ltd. 29,400 3,949,102
8,686,633
Software 0 .1%
Oracle Corp. Japan 2,500 177,549
Trend Micro, Inc. 8,500 321,142
498,691
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 10,800 2,388,557
Nitori Holdings Co. Ltd. 5,100 554,042
USS Co. Ltd. 13,900 242,861
ZOZO, Inc. 8,800 167,072
3,352,532
Technology Hardware, Storage & Peripherals 0 .4%
Brother Industries Ltd. 14,200 221,441
Canon, Inc.(a) 61,800 1,456,868
FUJIFILM Holdings Corp. 23,000 1,260,555
Ricoh Co. Ltd. 33,700 272,708
Seiko Epson Corp. 17,300 240,176
3,451,748
Tobacco 0 .2%
Japan Tobacco, Inc. 74,100 1,729,802
Trading Companies & Distributors 1 .4%
ITOCHU Corp. 73,400 2,644,604
Marubeni Corp. 94,400 1,391,550
Mitsubishi Corp. 71,600 3,334,000
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Mitsui & Co. Ltd. 81,100 2,980,466
MonotaRO Co. Ltd. 17,200 137,936
Sumitomo Corp. 69,600 1,375,280
Toyota Tsusho Corp. 13,700 728,287
12,592,123
Wireless Telecommunication Services 0 .8%
KDDI Corp. 92,400 2,756,437
SoftBank Corp. 177,400 2,003,301
SoftBank Group Corp. 63,500 2,604,977
7,364,715
204,178,579
JORDAN 0 .0%
†
Pharmaceuticals 0 .0%
†
Hikma Pharmaceuticals plc 11,147 258,261
LUXEMBOURG 0 .1%
Life Sciences Tools & Services 0 .0%
†
Eurofins Scientific SE(a) 8,331 423,680
Metals & Mining 0 .1%
ArcelorMittal SA 31,873 704,234
1,127,914
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 135,000 756,169
Sands China Ltd.* 154,700 414,942
1,171,111
NETHERLANDS 5 .5%
Banks 0 .4%
ABN AMRO Bank NV, CVA
Reg. S(b) 24,941 335,059
ING Groep NV 224,429 2,877,811
3,212,870
Beverages 0 .2%
Heineken Holding NV 8,074 615,477
Heineken NV 17,940 1,611,902
2,227,379
Biotechnology 0 .2%
Argenx SE* 3,531 1,663,947
Capital Markets 0 .0%
†
Euronext NV Reg. S(b) 5,284 368,068
Chemicals 0 .1%
Akzo Nobel NV 10,524 706,808
OCI NV(a) 5,709 132,964
839,772
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 60,497 1,790,875
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 195,082 656,127
Entertainment 0 .1%
Universal Music Group NV 51,037 1,244,464
Financial Services 0 .2%
Adyen NV Reg. S*(b) 1,340 905,842
EXOR NV 6,697 574,179
1,480,021

Nationwide International Index Fund - October 31, 2023 - Statement of Investments - 77
Common Stocks
Shares Value ($)
NETHERLANDS
Food Products 0 .0%
†
JDE Peet's NV 8,121 225,614
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV* 57,483 1,090,713
Insurance 0 .2%
Aegon Ltd. 103,115 501,767
ASR Nederland NV 9,957 371,051
NN Group NV 15,484 497,283
1,370,101
Oil, Gas & Consumable Fuels 1 .5%
Shell plc 417,619 13,421,587
Professional Services 0 .3%
Randstad NV 7,136 369,469
Wolters Kluwer NV 16,297 2,095,607
2,465,076
Semiconductors & Semiconductor Equipment 1 .9%
ASM International NV 2,998 1,239,917
ASML Holding NV 25,112 15,106,358
BE Semiconductor Industries
NV 4,802 495,990
16,842,265
Trading Companies & Distributors 0 .0%
†
IMCD NV 3,396 409,528
49,308,407
NEW ZEALAND 0 .2%
Diversified Telecommunication Services 0 .0%
†
Spark New Zealand Ltd. 125,058 363,099
Electric Utilities 0 .0%
†
Mercury NZ Ltd. 40,253 138,572
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 35,778 434,183
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 84,917 239,575
Software 0 .1%
Xero Ltd.* 8,778 601,164
Transportation Infrastructure 0 .0%
†
Auckland International
Airport Ltd. 79,033 337,985
2,114,578
NORWAY 0 .6%
Aerospace & Defense 0 .0%
†
Kongsberg Gruppen ASA 5,348 218,437
Banks 0 .1%
DNB Bank ASA 57,443 1,035,822
Diversified Telecommunication Services 0 .0%
†
Telenor ASA 43,210 441,757
Food Products 0 .1%
Mowi ASA 28,798 467,614
Orkla ASA 44,182 304,893
Salmar ASA 4,144 196,712
969,219
Insurance 0 .0%
†
Gjensidige Forsikring ASA 11,367 170,274
Common Stocks
Shares Value ($)
NORWAY
Metals & Mining 0 .1%
Norsk Hydro ASA 80,887 461,408
Oil, Gas & Consumable Fuels 0 .3%
Aker BP ASA 19,159 551,101
Equinor ASA 56,120 1,877,251
2,428,352
5,725,269
PORTUGAL 0 .2%
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 18,078 421,103
Electric Utilities 0 .1%
EDP - Energias de Portugal
SA 195,469 824,500
Oil, Gas & Consumable Fuels 0 .1%
Galp Energia SGPS SA 30,288 455,972
1,701,575
SINGAPORE 1 .6%
Aerospace & Defense 0 .0%
†
Singapore Technologies
Engineering Ltd. 104,600 287,331
Banks 0 .7%
DBS Group Holdings Ltd. 111,950 2,691,723
Oversea-Chinese Banking
Corp. Ltd. 209,189 1,938,025
United Overseas Bank Ltd. 78,162 1,543,051
6,172,799
Capital Markets 0 .0%
†
Singapore Exchange Ltd. 51,300 355,502
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 509,903 886,801
Entertainment 0 .1%
Sea Ltd., ADR* 22,531 939,543
Ground Transportation 0 .0%
†
Grab Holdings Ltd., Class A* 115,353 354,134
Hotels, Restaurants & Leisure 0 .0%
†
Genting Singapore Ltd. 399,017 250,881
Industrial Conglomerates 0 .1%
Jardine Cycle & Carriage Ltd. 6,700 138,039
Keppel Corp. Ltd. 88,000 399,846
537,885
Industrial REITs 0 .1%
CapitaLand Ascendas REIT 232,513 441,739
Mapletree Logistics Trust 199,275 214,050
655,789
Machinery 0 .0%
†
Seatrium Ltd.* 2,682,886 219,887
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 55,700 186,807
Office REITs 0 .0%
†
Keppel REIT 17,600 10,221
Passenger Airlines 0 .1%
Singapore Airlines Ltd. 92,782 414,573
Real Estate Management & Development 0 .1%
CapitaLand Investment Ltd. 160,845 346,363

78 - Statement of Investments - October 31, 2023 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SINGAPORE
Real Estate Management & Development
City Developments Ltd. 29,899 138,263
UOL Group Ltd. 32,113 138,722
623,348
Retail REITs 0 .1%
CapitaLand Integrated
Commercial Trust 348,778 449,630
Mapletree Pan Asia
Commercial Trust 148,900 144,885
594,515
Semiconductors & Semiconductor Equipment 0 .2%
STMicroelectronics NV 42,205 1,617,250
14,107,266
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 78,468 2,003,002
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(b) 10,526 266,654
SPAIN 2 .5%
Banks 0 .9%
Banco Bilbao Vizcaya
Argentaria SA 372,373 2,924,882
Banco Santander SA(a) 1,028,132 3,783,278
CaixaBank SA 254,800 1,034,669
7,742,829
Biotechnology 0 .0%
†
Grifols SA* 20,204 227,441
Construction & Engineering 0 .0%
†
ACS Actividades de
Construccion y Servicios
SA 12,794 462,688
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 34,901 1,028,721
Telefonica SA 320,970 1,235,040
2,263,761
Electric Utilities 0 .6%
Acciona SA 1,486 187,709
Endesa SA 19,952 375,978
Iberdrola SA 379,239 4,226,291
Redeia Corp. SA 23,654 369,022
5,159,000
Gas Utilities 0 .1%
Enagas SA(a) 15,738 263,458
Naturgy Energy Group SA(a) 8,458 239,527
502,985
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA 27,819 1,589,357
Independent Power and Renewable Electricity Producers
0 .0%
†
Corp. ACCIONA Energias
Renovables SA 4,469 121,616
EDP Renovaveis SA 19,135 309,152
430,768
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA 81,970 1,197,453
Common Stocks
Shares Value ($)
SPAIN
Specialty Retail 0 .3%
Industria de Diseno Textil
SA(a) 67,637 2,336,305
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 4,631 671,127
22,583,714
SWEDEN 2 .8%
Aerospace & Defense 0 .0%
†
Saab AB, Class B 4,672 239,561
Automobiles 0 .0%
†
Volvo Car AB, Class B*(a) 42,655 147,134
Banks 0 .3%
Skandinaviska Enskilda
Banken AB, Class A 99,787 1,112,966
Svenska Handelsbanken AB,
Class A 88,618 754,431
Swedbank AB, Class A 52,428 862,126
2,729,523
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 11,103 228,386
Building Products 0 .2%
Assa Abloy AB, Class B 61,894 1,319,025
Nibe Industrier AB, Class B 93,585 542,060
1,861,085
Capital Markets 0 .1%
EQT AB 22,053 402,732
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B(a) 33,337 266,831
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson, Class B 180,241 809,960
Construction & Engineering 0 .0%
†
Skanska AB, Class B 22,739 342,549
Diversified Telecommunication Services 0 .0%
†
Telia Co. AB 142,701 301,810
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B 133,546 1,089,981
Financial Services 0 .3%
Industrivarden AB, Class A 9,169 237,413
Industrivarden AB, Class
C(a) 9,350 241,258
Investor AB, Class B(a) 109,386 2,010,926
L E Lundbergforetagen AB,
Class B 4,237 173,130
2,662,727
Health Care Equipment & Supplies 0 .0%
†
Getinge AB, Class B 13,140 236,224
Hotels, Restaurants & Leisure 0 .1%
Evolution AB Reg. S(b) 11,317 1,010,166
Household Products 0 .1%
Essity AB, Class B 37,615 858,311
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B(a) 9,649 166,898

Nationwide International Index Fund - October 31, 2023 - Statement of Investments - 79
Common Stocks
Shares Value ($)
SWEDEN
Industrial Conglomerates
Lifco AB, Class B 14,912 272,602
439,500
Machinery 1 .0%
Alfa Laval AB 17,397 562,988
Atlas Copco AB, Class A 165,870 2,146,002
Atlas Copco AB, Class B 96,388 1,081,484
Epiroc AB, Class A 42,664 702,447
Epiroc AB, Class B 23,910 331,620
Husqvarna AB, Class B(a) 28,576 185,132
Indutrade AB 17,474 310,220
Sandvik AB 65,842 1,120,175
SKF AB, Class B 20,098 324,881
Volvo AB, Class A 12,359 247,510
Volvo AB, Class B 93,187 1,845,921
8,858,380
Metals & Mining 0 .1%
Boliden AB 16,890 435,401
Paper & Forest Products 0 .1%
Holmen AB, Class B 5,358 202,617
Svenska Cellulosa AB SCA,
Class B 36,049 496,028
698,645
Real Estate Management & Development 0 .1%
Fastighets AB Balder, Class
B*(a) 45,602 194,288
Sagax AB, Class B 11,496 207,721
402,009
Specialty Retail 0 .1%
H & M Hennes & Mauritz AB,
Class B(a) 40,590 543,459
Trading Companies & Distributors 0 .0%
†
Beijer Ref AB, Class B(a) 23,394 223,073
Wireless Telecommunication Services 0 .0%
†
Tele2 AB, Class B 34,714 246,898
25,034,345
SWITZERLAND 6 .1%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered) 2,044 231,039
Building Products 0 .1%
Geberit AG (Registered) 2,105 981,948
Capital Markets 0 .8%
Julius Baer Group Ltd. 13,203 781,930
Partners Group Holding AG 1,401 1,484,200
UBS Group AG (Registered) 205,010 4,789,079
7,055,209
Chemicals 0 .6%
Clariant AG (Registered) 12,084 171,143
DSM-Firmenich AG 11,584 1,052,702
EMS-Chemie Holding AG
(Registered) 467 318,288
Givaudan SA (Registered) 570 1,892,518
Sika AG (Registered) 9,192 2,194,384
5,629,035
Containers & Packaging 0 .1%
SIG Group AG 19,633 433,475
Common Stocks
Shares Value ($)
SWITZERLAND
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered) 1,599 957,196
Electric Utilities 0 .0%
†
BKW AG 1,160 195,195
Electrical Equipment 0 .4%
ABB Ltd. (Registered) 99,647 3,350,408
Food Products 0 .2%
Barry Callebaut AG
(Registered) 224 339,743
Chocoladefabriken Lindt &
Spruengli AG 62 687,320
Chocoladefabriken Lindt &
Spruengli AG (Registered) 7 762,035
1,789,098
Health Care Equipment & Supplies 0 .4%
Alcon, Inc. 31,427 2,251,987
Sonova Holding AG
(Registered) 3,210 760,652
Straumann Holding AG
(Registered) 6,893 821,164
3,833,803
Insurance 0 .7%
Baloise Holding AG
(Registered) 2,860 409,644
Helvetia Holding AG
(Registered) 2,222 297,621
Swiss Life Holding AG
(Registered) 1,904 1,222,506
Zurich Insurance Group AG 9,393 4,450,476
6,380,247
Life Sciences Tools & Services 0 .2%
Bachem Holding AG, Class B 1,817 131,772
Lonza Group AG
(Registered) 4,599 1,612,704
1,744,476
Machinery 0 .2%
Schindler Holding AG 2,589 522,824
Schindler Holding AG
(Registered) 1,450 282,061
VAT Group AG Reg. S(b) 1,665 588,621
1,393,506
Marine Transportation 0 .1%
Kuehne + Nagel International
AG (Registered) 3,356 906,599
Pharmaceuticals 1 .4%
Novartis AG (Registered) 127,679 11,919,943
Sandoz Group AG* 25,535 663,885
12,583,828
Professional Services 0 .1%
Adecco Group AG
(Registered) 10,404 393,548
SGS SA (Registered) 9,257 755,249
1,148,797
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 4,881 454,420
Software 0 .0%
†
Temenos AG (Registered) 3,863 278,141

80 - Statement of Investments - October 31, 2023 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Specialty Retail 0 .0%
†
Dufry AG (Registered)* 5,792 203,129
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 10,582 830,545
Textiles, Apparel & Luxury Goods 0 .5%
Cie Financiere Richemont
SA (Registered) 32,235 3,806,060
Swatch Group AG (The) 1,831 468,990
Swatch Group AG (The)
(Registered) 3,072 148,813
4,423,863
54,803,957
UNITED KINGDOM 11 .2%
Aerospace & Defense 0 .5%
BAE Systems plc 188,559 2,531,485
Melrose Industries plc 84,184 478,406
Rolls-Royce Holdings plc* 516,717 1,355,429
4,365,320
Banks 1 .6%
Barclays plc 960,105 1,535,091
HSBC Holdings plc 1,238,788 8,925,458
Lloyds Banking Group plc 4,091,725 1,994,247
NatWest Group plc 354,115 770,009
Standard Chartered plc 148,634 1,148,841
14,373,646
Beverages 0 .7%
Coca-Cola Europacific
Partners plc(a) 12,702 743,194
Diageo plc 140,357 5,318,865
6,062,059
Broadline Retail 0 .1%
Next plc 7,539 632,523
Capital Markets 0 .6%
3i Group plc 60,104 1,419,658
abrdn plc 116,893 223,322
Hargreaves Lansdown plc(a) 23,596 203,947
London Stock Exchange
Group plc 26,455 2,660,729
Schroders plc 52,539 236,246
St. James's Place plc 33,847 264,483
5,008,385
Chemicals 0 .1%
Croda International plc 8,623 459,512
Johnson Matthey plc 10,851 197,225
656,737
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 155,618 794,716
Consumer Staples Distribution & Retail 0 .2%
J Sainsbury plc 109,568 342,879
Ocado Group plc* 34,677 197,630
Tesco plc 451,924 1,485,039
2,025,548
Diversified Consumer Services 0 .0%
†
Pearson plc 39,800 461,024
Diversified REITs 0 .0%
†
Land Securities Group plc 43,302 301,336
Diversified Telecommunication Services 0 .1%
BT Group plc 450,389 619,880
Common Stocks
Shares Value ($)
UNITED KINGDOM
Electric Utilities 0 .1%
SSE plc 67,330 1,340,626
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 23,444 527,458
Financial Services 0 .1%
M&G plc 135,126 327,207
Wise plc, Class A* 36,954 301,271
628,478
Food Products 0 .1%
Associated British Foods plc 22,509 554,868
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 53,834 600,848
Hotels, Restaurants & Leisure 0 .5%
Compass Group plc 107,753 2,718,892
Entain plc 38,661 439,990
InterContinental Hotels
Group plc 10,691 757,618
Whitbread plc 12,479 505,935
4,422,435
Household Durables 0 .1%
Barratt Developments plc 59,535 300,707
Berkeley Group Holdings plc 6,641 327,292
Persimmon plc 18,716 232,129
Taylor Wimpey plc 207,845 281,520
1,141,648
Household Products 0 .3%
Reckitt Benckiser Group plc 44,406 2,976,962
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 165,386 833,982
DCC plc 5,873 326,123
Smiths Group plc 20,732 406,926
1,567,031
Industrial REITs 0 .1%
Segro plc 78,191 681,468
Insurance 0 .3%
Admiral Group plc 12,873 383,618
Aviva plc 172,014 834,668
Legal & General Group plc 368,865 950,786
Phoenix Group Holdings plc 50,409 279,463
2,448,535
Interactive Media & Services 0 .0%
†
Auto Trader Group plc Reg.
S(b) 54,993 416,984
Machinery 0 .1%
CNH Industrial NV 63,191 700,813
Spirax-Sarco Engineering plc 4,485 447,449
1,148,262
Media 0 .1%
Informa plc 85,944 746,406
WPP plc 66,099 569,360
1,315,766
Multi-Utilities 0 .4%
Centrica plc 351,134 673,245
National Grid plc 230,933 2,744,476
3,417,721
Oil, Gas & Consumable Fuels 0 .7%
BP plc 1,080,856 6,597,910

Nationwide International Index Fund - October 31, 2023 - Statement of Investments - 81
Common Stocks
Shares Value ($)
UNITED KINGDOM
Personal Care Products 0 .8%
Unilever plc 156,907 7,430,998
Pharmaceuticals 1 .3%
AstraZeneca plc 96,543 12,067,465
Professional Services 0 .5%
Intertek Group plc 10,392 485,057
RELX plc 117,507 4,098,971
4,584,028
Software 0 .1%
Sage Group plc (The) 63,253 747,684
Specialty Retail 0 .1%
JD Sports Fashion plc 148,404 230,211
Kingfisher plc 126,894 325,114
555,325
Textiles, Apparel & Luxury Goods 0 .0%
†
Burberry Group plc 23,356 481,223
Tobacco 0 .6%
British American Tobacco plc 132,620 3,957,855
Imperial Brands plc 54,212 1,155,923
5,113,778
Trading Companies & Distributors 0 .3%
Ashtead Group plc 27,081 1,551,231
Bunzl plc 20,855 745,111
2,296,342
Water Utilities 0 .1%
Severn Trent plc 16,117 522,632
United Utilities Group plc 40,776 528,081
1,050,713
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 1,416,823 1,308,239
100,723,969
UNITED STATES 7 .3%
Automobiles 0 .3%
Stellantis NV 138,906 2,598,639
Biotechnology 0 .5%
CSL Ltd. 30,064 4,451,154
Construction & Engineering 0 .1%
Ferrovial SE 31,445 947,604
Construction Materials 0 .6%
CRH plc 46,550 2,512,950
Holcim AG 32,467 2,010,172
James Hardie Industries plc
CHDI* 27,298 678,804
5,201,926
Electrical Equipment 0 .6%
Schneider Electric SE 33,916 5,215,424
Energy Equipment & Services 0 .0%
†
Tenaris SA 28,219 444,272
Food Products 2 .0%
Nestle SA (Registered) 166,316 17,942,818
Insurance 0 .2%
Swiss Re AG 18,626 2,033,663
Life Sciences Tools & Services 0 .1%
QIAGEN NV* 14,062 521,141
Personal Care Products 0 .1%
Haleon plc 345,137 1,381,397
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals 2 .5%
GSK plc 255,585 4,546,942
Roche Holding AG 45,835 11,869,996
Sanofi SA 70,511 6,435,298
22,852,236
Professional Services 0 .2%
Experian plc 56,760 1,726,626
Software 0 .1%
CyberArk Software Ltd.* 2,777 454,428
Monday.com Ltd.* 1,326 172,367
626,795
65,943,695
Total Common Stocks
(cost $599,896,587) 886,276,110
Repurchase Agreement 0 .3%
Principal
Amount ($)
CF Secured, LLC, 5.30%,
dated 10/31/2023, due
11/1/2023, repurchase
price $2,820,292,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$2,876,698.(c)(d) 2,819,877 2,819,877
Total Repurchase Agreement
(cost $2,819,877) 2,819,877
Total Investments
(cost $602,716,464) — 98.8% 889,095,987
Other assets in excess of liabilities — 1.2% 10,929,553
NET ASSETS — 100.0%
$ 900,025,540

82 - Statement of Investments - October 31, 2023 - Nationwide International Index Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $17,536,871, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,819,877 and by $16,346,521 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 11/15/2023 – 8/15/2053, a total value of
$19,166,398.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $10,885,793 which represents 1.21% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $2,819,877.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 74 12/2023 EUR 3,186,786 (72,368)
FTSE 100 Index 22 12/2023 GBP 1,959,500 (54,584)
Nikkei 225 Index 20 12/2023 JPY 2,036,945 (65,006)
SPI 200 Index 10 12/2023 AUD 1,075,699 (34,786)
Net contracts (226,744)
As of October 31, 2023, the Fund had $504,310 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

Nationwide Mid Cap Market Index Fund - October 31, 2023 - Statement of Investments - 83
Common Stocks 99 .8%
Shares Value ($)
Aerospace & Defense 1 .3%
BWX Technologies, Inc. 24,444 1,815,701
Curtiss-Wright Corp. 10,204 2,028,657
Hexcel Corp. 22,871 1,416,172
Woodward, Inc. 16,381 2,042,711
7,303,241
Air Freight & Logistics 0 .3%
GXO Logistics, Inc.* 32,176 1,625,210
Automobile Components 1 .6%
Adient plc* 25,386 855,254
Autoliv, Inc.(a) 20,869 1,912,644
Fox Factory Holding Corp.* 11,434 931,528
Gentex Corp. 63,315 1,815,874
Goodyear Tire & Rubber Co.
(The)*(a) 77,136 917,919
Lear Corp. 16,270 2,111,195
Visteon Corp.* 7,594 874,297
9,418,711
Automobiles 0 .4%
Harley-Davidson, Inc. 35,642 956,988
Thor Industries, Inc.(a) 14,625 1,285,976
2,242,964
Banks 5 .2%
Associated Banc-Corp. 37,523 608,248
Bank OZK(a) 28,615 1,024,703
Cadence Bank 49,477 1,047,923
Columbia Banking System,
Inc. 57,702 1,134,998
Commerce Bancshares, Inc.
(a) 30,430 1,334,660
Cullen/Frost Bankers, Inc. 17,248 1,569,396
East West Bancorp, Inc. 38,857 2,083,512
First Financial Bankshares,
Inc.(a) 33,352 802,116
First Horizon Corp. 150,233 1,615,005
FNB Corp. 95,775 1,023,835
Glacier Bancorp, Inc. 29,933 903,677
Hancock Whitney Corp. 23,380 804,974
Home BancShares, Inc. 49,651 1,015,363
International Bancshares Corp. 13,482 590,916
New York Community
Bancorp, Inc. 196,202 1,859,995
Old National Bancorp 78,509 1,075,573
Pinnacle Financial Partners,
Inc. 20,650 1,287,734
Prosperity Bancshares, Inc. 25,493 1,390,388
SouthState Corp.(a) 20,631 1,363,709
Synovus Financial Corp. 41,116 1,071,894
Texas Capital Bancshares,
Inc.* 12,022 661,931
UMB Financial Corp. 11,445 717,830
United Bankshares, Inc. 36,298 1,032,315
Valley National Bancorp(a) 116,399 905,584
Webster Financial Corp. 47,243 1,793,817
Wintrust Financial Corp. 16,326 1,219,389
29,939,485
Beverages 0 .6%
Boston Beer Co., Inc. (The),
Class A* 2,560 854,912
Celsius Holdings, Inc.* 13,349 2,030,250
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 1,281 815,241
3,700,403
Biotechnology 1 .6%
Arrowhead Pharmaceuticals,
Inc.* 28,660 704,750
Exelixis, Inc.* 86,253 1,775,949
Halozyme Therapeutics, Inc.* 35,683 1,208,583
Neurocrine Biosciences, Inc.* 26,707 2,962,875
United Therapeutics Corp.* 12,727 2,836,339
9,488,496
Broadline Retail 0 .4%
Macy's, Inc. 73,736 898,104
Nordstrom, Inc.(a) 25,318 353,946
Ollie's Bargain Outlet
Holdings, Inc.* 16,622 1,283,883
2,535,933
Building Products 3 .8%
Advanced Drainage Systems,
Inc.(a) 18,726 2,000,499
Builders FirstSource, Inc.* 33,872 3,675,789
Carlisle Cos., Inc. 13,480 3,425,133
Fortune Brands Innovations,
Inc. 34,276 1,912,601
Lennox International, Inc. 8,700 3,223,698
Owens Corning 24,538 2,781,873
Simpson Manufacturing Co.,
Inc. 11,465 1,526,909
Trex Co., Inc.*(a) 29,144 1,638,184
UFP Industries, Inc. 16,835 1,602,187
21,786,873
Capital Markets 2 .3%
Affiliated Managers Group, Inc. 10,409 1,277,809
Evercore, Inc., Class A 9,798 1,275,504
Federated Hermes, Inc., Class
B 24,306 770,500
Interactive Brokers Group,
Inc., Class A 29,404 2,354,378
Janus Henderson Group plc 37,142 856,866
Jefferies Financial Group, Inc. 50,083 1,611,671
Morningstar, Inc. 7,069 1,790,153
SEI Investments Co. 27,362 1,468,245
Stifel Financial Corp. 29,102 1,658,814
13,063,940
Chemicals 2 .1%
Ashland, Inc. 13,177 1,009,753
Avient Corp. 25,023 791,227
Axalta Coating Systems Ltd.* 58,173 1,525,878
Cabot Corp. 15,270 1,015,150
Chemours Co. (The) 40,032 965,172
NewMarket Corp. 1,813 874,138
Olin Corp. 33,960 1,450,771
RPM International, Inc. 34,861 3,181,763
Scotts Miracle-Gro Co. (The)
(a) 11,315 502,839
Westlake Corp. 8,911 1,027,973
12,344,664
Commercial Services & Supplies 1 .4%
Brink's Co. (The) 12,633 844,642
Clean Harbors, Inc.* 13,738 2,111,118

84 - Statement of Investments - October 31, 2023 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
MSA Safety, Inc. 9,939 1,569,169
Stericycle, Inc.* 24,927 1,027,990
Tetra Tech, Inc. 14,435 2,178,386
Vestis Corp.* 35,699 545,838
8,277,143
Communications Equipment 0 .5%
Calix, Inc.* 15,942 527,999
Ciena Corp.* 40,603 1,713,447
Lumentum Holdings, Inc.*(a) 18,412 721,934
2,963,380
Construction & Engineering 1 .7%
AECOM 37,682 2,884,557
EMCOR Group, Inc. 12,838 2,652,973
Fluor Corp.* 38,838 1,292,917
MasTec, Inc.* 16,364 972,676
MDU Resources Group, Inc. 56,321 1,048,134
Valmont Industries, Inc. 5,619 1,106,437
9,957,694
Construction Materials 0 .4%
Eagle Materials, Inc. 9,431 1,451,525
Knife River Corp.* 13,585 683,597
2,135,122
Consumer Finance 0 .6%
Ally Financial, Inc. 73,532 1,778,739
FirstCash Holdings, Inc. 9,837 1,071,446
SLM Corp. 61,176 795,288
3,645,473
Consumer Staples Distribution & Retail 2 .1%
BJ's Wholesale Club Holdings,
Inc.* 36,266 2,470,440
Casey's General Stores, Inc. 10,130 2,754,448
Grocery Outlet Holding Corp.* 24,952 690,422
Performance Food Group Co.* 42,573 2,459,017
Sprouts Farmers Market,
Inc.*(a) 27,244 1,144,793
US Foods Holding Corp.* 61,430 2,392,084
11,911,204
Containers & Packaging 1 .9%
AptarGroup, Inc. 17,969 2,197,070
Berry Global Group, Inc. 31,965 1,758,075
Crown Holdings, Inc. 33,070 2,665,442
Graphic Packaging Holding
Co. 82,755 1,780,060
Greif, Inc., Class A 6,758 429,133
Silgan Holdings, Inc.(a) 22,634 906,718
Sonoco Products Co. 27,299 1,414,361
11,150,859
Diversified Consumer Services 0 .9%
Graham Holdings Co., Class B 844 488,440
Grand Canyon Education,
Inc.* 7,841 927,825
H&R Block, Inc. 41,915 1,720,611
Service Corp. International 41,681 2,268,280
5,405,156
Diversified Telecommunication Services 0 .4%
Frontier Communications
Parent, Inc.*(a) 59,767 1,071,025
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Iridium Communications, Inc. 33,342 1,235,321
2,306,346
Electric Utilities 1 .1%
ALLETE, Inc. 15,650 837,901
IDACORP, Inc. 13,549 1,283,226
OGE Energy Corp. 56,489 1,931,924
PNM Resources, Inc.(a) 23,302 984,742
Portland General Electric Co. 27,179 1,087,704
6,125,497
Electrical Equipment 1 .5%
Acuity Brands, Inc. 8,263 1,338,358
EnerSys(a) 10,867 929,998
nVent Electric plc 44,920 2,162,000
Regal Rexnord Corp. 18,029 2,134,814
Sensata Technologies Holding
plc(a) 40,704 1,297,643
Sunrun, Inc.*(a) 58,636 565,837
8,428,650
Electronic Equipment, Instruments & Components 3 .2%
Arrow Electronics, Inc.* 15,329 1,738,462
Avnet, Inc. 25,676 1,189,569
Belden, Inc. 11,458 812,372
Cognex Corp. 45,914 1,652,445
Coherent Corp.* 34,907 1,033,247
Crane NXT Co. 13,000 676,000
IPG Photonics Corp.* 7,913 679,727
Jabil, Inc.(a) 35,923 4,411,344
Littelfuse, Inc. 6,716 1,455,156
Novanta, Inc.* 9,466 1,250,080
TD SYNNEX Corp. 14,052 1,288,287
Vishay Intertechnology, Inc.(a) 34,744 772,707
Vontier Corp. 41,769 1,234,692
18,194,088
Energy Equipment & Services 1 .2%
ChampionX Corp. 53,661 1,652,759
NOV, Inc.(a) 107,519 2,146,079
Valaris Ltd.* 16,644 1,099,170
Weatherford International
plc*(a) 19,402 1,806,132
6,704,140
Entertainment 0 .2%
TKO Group Holdings, Inc. 13,857 1,135,997
Financial Services 1 .5%
Essent Group Ltd. 28,990 1,369,488
Euronet Worldwide, Inc.* 12,833 986,088
MGIC Investment Corp. 76,361 1,285,919
NCR Atleos Corp.* 9 198
Voya Financial, Inc. 28,303 1,889,791
Western Union Co. (The) 87,259 985,154
WEX, Inc.* 11,810 1,966,129
8,482,767
Food Products 1 .2%
Darling Ingredients, Inc.* 43,251 1,915,587
Flowers Foods, Inc. 53,493 1,173,101
Ingredion, Inc. 18,133 1,696,886
Lancaster Colony Corp. 5,436 919,608
Pilgrim's Pride Corp.* 11,487 292,919

Nationwide Mid Cap Market Index Fund - October 31, 2023 - Statement of Investments - 85
Common Stocks
Shares Value ($)
Food Products
Post Holdings, Inc.*(a) 13,885 1,114,688
7,112,789
Gas Utilities 1 .1%
National Fuel Gas Co. 25,193 1,283,583
New Jersey Resources Corp. 26,487 1,074,843
ONE Gas, Inc.(a) 14,871 898,208
Southwest Gas Holdings, Inc. 16,322 956,632
Spire, Inc.(a) 14,122 785,607
UGI Corp. 58,122 1,208,938
6,207,811
Ground Transportation 2 .0%
Avis Budget Group, Inc.*(a) 5,391 877,655
Hertz Global Holdings, Inc.* 36,808 310,291
Knight-Swift Transportation
Holdings, Inc., Class A 43,340 2,118,893
Landstar System, Inc. 9,709 1,599,849
Ryder System, Inc. 12,655 1,234,369
Saia, Inc.* 7,225 2,590,090
Werner Enterprises, Inc. 17,171 623,651
XPO, Inc.*(a) 31,410 2,381,192
11,735,990
Health Care Equipment & Supplies 2 .6%
Enovis Corp.*(a) 12,607 578,661
Envista Holdings Corp.* 43,802 1,019,273
Globus Medical, Inc., Class A* 31,708 1,449,373
Haemonetics Corp.*(a) 13,666 1,164,753
ICU Medical, Inc.* 5,307 520,405
Inari Medical, Inc.* 13,755 835,066
Integra LifeSciences Holdings
Corp.*(a) 18,791 675,724
Lantheus Holdings, Inc.* 18,477 1,193,614
LivaNova plc* 14,584 715,345
Masimo Corp.* 11,985 972,343
Neogen Corp.* 53,271 793,205
Penumbra, Inc.* 10,437 1,995,033
QuidelOrtho Corp.*(a) 13,480 823,358
Shockwave Medical, Inc.* 9,959 2,054,143
14,790,296
Health Care Providers & Services 2 .3%
Acadia Healthcare Co., Inc.* 24,582 1,807,023
Amedisys, Inc.* 8,707 796,603
Chemed Corp.(a) 4,038 2,271,981
Encompass Health Corp. 26,724 1,671,853
HealthEquity, Inc.* 23,297 1,669,929
Option Care Health, Inc.* 48,615 1,348,094
Patterson Cos., Inc. 22,843 695,798
Progyny, Inc.* 21,707 669,878
R1 RCM, Inc.* 53,073 625,731
Tenet Healthcare Corp.* 27,580 1,481,046
13,037,936
Health Care REITs 1 .1%
Healthcare Realty Trust, Inc.,
Class A 105,127 1,508,573
Medical Properties Trust, Inc. 166,112 794,015
Omega Healthcare Investors,
Inc. 67,754 2,242,657
Physicians Realty Trust 64,954 705,401
Sabra Health Care REIT, Inc. 64,024 873,287
6,123,933
Common Stocks
Shares Value ($)
Health Care Technology 0 .1%
Doximity, Inc., Class A* 33,334 681,014
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 57,474 662,675
Hotels, Restaurants & Leisure 3 .7%
Aramark 71,399 1,922,775
Boyd Gaming Corp. 19,089 1,054,667
Choice Hotels International,
Inc. 6,865 758,583
Churchill Downs, Inc. 18,356 2,016,223
Hilton Grand Vacations,
Inc.*(a) 19,706 708,431
Hyatt Hotels Corp., Class A(a) 12,458 1,276,198
Light & Wonder, Inc.* 24,926 1,822,340
Marriott Vacations Worldwide
Corp. 9,421 846,571
Penn Entertainment, Inc.*(a) 39,884 786,911
Planet Fitness, Inc., Class
A*(a) 22,910 1,266,236
Texas Roadhouse, Inc., Class
A 18,237 1,851,785
Travel + Leisure Co. 20,630 702,039
Vail Resorts, Inc. 10,614 2,252,821
Wendy's Co. (The)(a) 45,873 872,504
Wingstop, Inc. 8,069 1,474,771
Wyndham Hotels & Resorts,
Inc. 22,853 1,654,557
21,267,412
Household Durables 1 .6%
Helen of Troy Ltd.*(a) 6,371 626,397
KB Home 20,721 915,868
Leggett & Platt, Inc. 37,357 875,274
Taylor Morrison Home Corp.,
Class A* 29,154 1,117,181
Tempur Sealy International,
Inc. 47,178 1,883,818
Toll Brothers, Inc. 30,103 2,128,583
TopBuild Corp.* 8,589 1,964,820
9,511,941
Independent Power and Renewable Electricity Producers
0 .7%
Ormat Technologies, Inc.(a) 14,036 863,775
Vistra Corp. 94,180 3,081,570
3,945,345
Industrial REITs 1 .3%
EastGroup Properties, Inc. 12,462 2,034,421
First Industrial Realty Trust,
Inc. 36,448 1,541,750
Rexford Industrial Realty, Inc. 57,129 2,470,258
STAG Industrial, Inc. 50,107 1,664,555
7,710,984
Insurance 4 .7%
American Financial Group, Inc. 19,018 2,079,809
Brighthouse Financial, Inc.* 16,207 734,177
CNO Financial Group, Inc. 27,500 637,450
Erie Indemnity Co., Class A 7,175 1,981,663
Fidelity National Financial, Inc. 22,864 893,754
First American Financial Corp. 28,826 1,482,809
Hanover Insurance Group, Inc.
(The) 10,811 1,267,157

86 - Statement of Investments - October 31, 2023 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
Kemper Corp. 18,818 750,462
Kinsale Capital Group, Inc. 6,248 2,086,270
Old Republic International
Corp. 76,058 2,082,468
Primerica, Inc. 9,341 1,785,626
Reinsurance Group of
America, Inc. 17,355 2,594,052
RenaissanceRe Holdings Ltd. 13,560 2,977,640
RLI Corp. 11,762 1,567,169
Selective Insurance Group,
Inc. 17,611 1,833,481
Unum Group 50,158 2,452,726
27,206,713
Interactive Media & Services 0 .3%
Ziff Davis, Inc.* 12,838 776,185
ZoomInfo Technologies, Inc.,
Class A* 82,831 1,073,490
1,849,675
IT Services 0 .7%
GoDaddy, Inc., Class A* 40,635 2,975,701
Kyndryl Holdings, Inc.* 62,261 910,878
3,886,579
Leisure Products 1 .0%
Brunswick Corp. 19,046 1,323,125
Mattel, Inc.* 96,255 1,836,545
Polaris, Inc.(a) 14,404 1,244,794
Topgolf Callaway Brands
Corp.*(a) 38,012 464,507
YETI Holdings, Inc.*(a) 23,640 1,005,173
5,874,144
Life Sciences Tools & Services 1 .0%
Azenta, Inc.* 16,397 745,244
Bruker Corp. 26,856 1,530,792
Medpace Holdings, Inc.* 6,299 1,528,578
Repligen Corp.* 14,048 1,890,299
Sotera Health Co.*(a) 26,385 334,034
6,028,947
Machinery 4 .7%
AGCO Corp. 17,010 1,950,367
Chart Industries, Inc.*(a) 11,365 1,320,954
Crane Co.(a) 13,098 1,274,828
Donaldson Co., Inc. 33,065 1,906,528
Esab Corp. 14,893 942,727
Flowserve Corp. 35,678 1,310,096
Graco, Inc. 45,760 3,402,256
ITT, Inc. 22,159 2,068,543
Lincoln Electric Holdings, Inc. 15,572 2,721,986
Middleby Corp. (The)*(a) 14,321 1,616,411
Oshkosh Corp. 17,649 1,548,347
RBC Bearings, Inc.* 7,775 1,709,256
Terex Corp. 18,015 825,087
Timken Co. (The) 17,678 1,221,903
Toro Co. (The) 28,184 2,278,394
Watts Water Technologies,
Inc., Class A 7,022 1,214,876
27,312,559
Marine Transportation 0 .2%
Kirby Corp.* 15,938 1,190,569
Common Stocks
Shares Value ($)
Media 0 .8%
Cable One, Inc. 1,231 676,890
New York Times Co. (The),
Class A 44,730 1,803,066
Nexstar Media Group, Inc.,
Class A 9,087 1,272,907
TEGNA, Inc. 55,762 809,107
4,561,970
Metals & Mining 2 .4%
Alcoa Corp. 48,818 1,251,693
Cleveland-Cliffs, Inc.* 137,620 2,309,264
Commercial Metals Co. 31,815 1,345,456
MP Materials Corp.*(a) 39,330 645,012
Reliance Steel & Aluminum
Co. 15,910 4,047,186
Royal Gold, Inc.(a) 17,811 1,858,222
United States Steel Corp.(a) 60,769 2,059,461
Worthington Industries, Inc. 8,145 501,895
14,018,189
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Annaly Capital Management,
Inc. 139,718 2,180,998
Starwood Property Trust, Inc. 86,273 1,531,346
3,712,344
Multi-Utilities 0 .3%
Black Hills Corp. 18,356 887,512
Northwestern Energy Group,
Inc. 15,183 728,936
1,616,448
Office REITs 0 .5%
COPT Defense Properties 29,807 679,600
Cousins Properties, Inc. 42,514 759,725
Kilroy Realty Corp. 30,111 860,572
Vornado Realty Trust 44,192 848,486
3,148,383
Oil, Gas & Consumable Fuels 5 .1%
Antero Midstream Corp. 94,257 1,163,131
Antero Resources Corp.* 76,328 2,247,096
Chesapeake Energy Corp.(a) 31,070 2,674,506
Chord Energy Corp. 11,444 1,891,922
Civitas Resources, Inc. 23,085 1,741,302
CNX Resources Corp.*(a) 41,895 909,959
DT Midstream, Inc. 26,062 1,406,566
Equitrans Midstream Corp. 116,996 1,037,755
HF Sinclair Corp. 40,020 2,216,308
Matador Resources Co. 30,135 1,859,028
Murphy Oil Corp. 39,813 1,786,409
Ovintiv, Inc. 68,705 3,297,840
PBF Energy, Inc., Class A 30,032 1,427,421
Permian Resources Corp.,
Class A(a) 99,493 1,449,613
Range Resources Corp. 64,942 2,327,521
Southwestern Energy Co.* 298,382 2,127,464
29,563,841
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 17,795 912,528
Personal Care Products 0 .4%
BellRing Brands, Inc.* 35,973 1,573,099

Nationwide Mid Cap Market Index Fund - October 31, 2023 - Statement of Investments - 87
Common Stocks
Shares Value ($)
Personal Care Products
Coty, Inc., Class A* 97,286 911,570
2,484,669
Pharmaceuticals 0 .5%
Jazz Pharmaceuticals plc* 16,937 2,151,338
Perrigo Co. plc 36,140 998,909
3,150,247
Professional Services 3 .3%
ASGN, Inc.* 13,311 1,110,936
CACI International, Inc., Class
A* 6,109 1,983,959
Concentrix Corp. 11,944 910,252
ExlService Holdings, Inc.* 44,963 1,173,984
Exponent, Inc. 13,632 999,089
FTI Consulting, Inc.* 9,139 1,939,844
Genpact Ltd. 45,620 1,530,095
Insperity, Inc. 10,092 1,068,137
KBR, Inc.(a) 37,241 2,165,564
ManpowerGroup, Inc. 13,900 972,583
Maximus, Inc. 16,495 1,232,507
Paylocity Holding Corp.* 11,783 2,113,870
Science Applications
International Corp. 14,768 1,613,257
18,814,077
Real Estate Management & Development 0 .3%
Jones Lang LaSalle, Inc.* 13,212 1,690,079
Residential REITs 0 .9%
Apartment Income REIT Corp.,
Class A 42,007 1,227,024
Equity LifeStyle Properties,
Inc. 51,192 3,368,434
Independence Realty Trust,
Inc. 61,712 764,612
5,360,070
Retail REITs 1 .4%
Agree Realty Corp. 26,629 1,489,626
Brixmor Property Group, Inc. 84,795 1,762,888
Kite Realty Group Trust 59,759 1,274,062
NNN REIT, Inc. 51,066 1,855,228
Spirit Realty Capital, Inc. 41,430 1,491,066
7,872,870
Semiconductors & Semiconductor Equipment 2 .3%
Allegro MicroSystems, Inc.* 19,040 494,278
Amkor Technology, Inc. 28,077 585,686
Cirrus Logic, Inc.*(a) 14,654 980,792
Lattice Semiconductor Corp.* 37,409 2,080,315
MACOM Technology Solutions
Holdings, Inc.*(a) 14,717 1,038,137
MKS Instruments, Inc.(a) 17,146 1,125,806
Onto Innovation, Inc.* 13,251 1,489,015
Power Integrations, Inc. 15,405 1,068,029
Silicon Laboratories, Inc.* 8,493 782,885
Synaptics, Inc.* 10,695 894,744
Universal Display Corp. 11,748 1,635,087
Wolfspeed, Inc.*(a) 33,542 1,135,061
13,309,835
Software 2 .9%
ACI Worldwide, Inc.* 28,396 578,427
Aspen Technology, Inc.* 7,722 1,372,585
Blackbaud, Inc.* 11,853 775,186
Common Stocks
Shares Value ($)
Software
CommVault Systems, Inc.* 11,760 768,516
Dolby Laboratories, Inc., Class
A 16,744 1,355,259
Dropbox, Inc., Class A*(a) 71,409 1,878,057
Dynatrace, Inc.* 65,265 2,917,998
Envestnet, Inc.*(a) 13,416 496,392
Manhattan Associates, Inc.* 16,844 3,284,243
NCR Voyix Corp.*(a) 36,206 553,590
Qualys, Inc.*(a) 10,119 1,547,701
Teradata Corp.* 26,685 1,139,983
16,667,937
Specialized REITs 1 .9%
CubeSmart 62,067 2,115,864
EPR Properties 23,259 993,159
Gaming and Leisure
Properties, Inc. 70,968 3,221,238
Lamar Advertising Co., Class A 25,100 2,064,977
National Storage Affiliates
Trust 23,638 674,156
PotlatchDeltic Corp. 22,006 942,957
Rayonier, Inc. 37,542 947,560
10,959,911
Specialty Retail 3 .2%
AutoNation, Inc.*(a) 7,319 952,056
Dick's Sporting Goods, Inc.(a) 16,815 1,798,364
Five Below, Inc.*(a) 14,853 2,584,125
Floor & Decor Holdings, Inc.,
Class A*(a) 28,745 2,368,588
GameStop Corp., Class A*(a) 71,207 980,521
Gap, Inc. (The)(a) 58,571 749,709
Lithia Motors, Inc., Class A 7,505 1,817,786
Murphy USA, Inc. 5,272 1,912,102
Penske Automotive Group,
Inc.(a) 5,329 762,473
RH*(a) 4,148 904,098
Valvoline, Inc.(a) 37,369 1,108,738
Williams-Sonoma, Inc.(a) 17,564 2,638,815
18,577,375
Technology Hardware, Storage & Peripherals 0 .5%
Super Micro Computer, Inc.* 12,338 2,954,581
Textiles, Apparel & Luxury Goods 2 .1%
Capri Holdings Ltd.* 31,535 1,613,961
Carter's, Inc. 9,466 635,737
Columbia Sportswear Co. 9,636 711,137
Crocs, Inc.* 16,717 1,493,162
Deckers Outdoor Corp.* 7,086 4,230,767
PVH Corp. 16,869 1,254,210
Skechers USA, Inc., Class A* 35,795 1,726,035
Under Armour, Inc., Class A* 55,205 378,154
Under Armour, Inc., Class C* 48,688 313,064
12,356,227
Trading Companies & Distributors 1 .2%
GATX Corp.(a) 9,153 957,220
MSC Industrial Direct Co., Inc.,
Class A(a) 12,717 1,204,936
Watsco, Inc.(a) 9,219 3,216,417
WESCO International, Inc. 12,015 1,540,323
6,918,896

88 - Statement of Investments - October 31, 2023 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Water Utilities 0 .4%
Essential Utilities, Inc. 65,693 2,198,088
Total Common Stocks
(cost $452,827,643) 577,259,313
Repurchase Agreement 0 .4%
Principal
Amount ($)
CF Secured, LLC,
5.30%, dated
10/31/2023, due
11/1/2023, repurchase
price $2,191,340,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$2,235,166.(b)(c) 2,191,017 2,191,017
Total Repurchase Agreement
(cost $2,191,017) 2,191,017
Total Investments
(cost $455,018,660) — 100.2% 579,450,330
Liabilities in excess of other assets — (0.2)% (1,287,134)
NET ASSETS — 100.0%
$ 578,163,196
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $55,148,477, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,191,017 and by $54,812,914 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 11/7/2023 – 8/15/2053, a total value of
$57,003,931.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $2,191,017.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 14 12/2023 USD 3,325,140 (210,604)
Net contracts (210,604)
As of October 31, 2023, the Fund had $232,800 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2023 - Statement of Investments - 89
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 7 .9%
Boeing Co. (The)* 38,285 7,152,404
General Dynamics Corp. 38,285 9,238,553
L3Harris Technologies, Inc. 38,285 6,868,712
Lockheed Martin Corp. 38,285 17,405,892
RTX Corp.(a) 38,285 3,116,016
43,781,577
Automobiles 1 .4%
Tesla, Inc.* 38,285 7,689,159
Biotechnology 4 .0%
Amgen, Inc. 38,285 9,789,475
Biogen, Inc.* 38,285 9,094,219
Gilead Sciences, Inc.(a) 38,285 3,006,904
Myriad Genetics, Inc.* 38,285 596,480
22,487,078
Broadline Retail 1 .9%
Alibaba Group Holding Ltd.,
ADR-CN* 38,285 3,160,044
Amazon.com, Inc.* 38,285 5,095,351
eBay, Inc. 38,285 1,501,920
JD.com, Inc., ADR-CN(a) 38,285 973,205
10,730,520
Chemicals 0 .5%
DuPont de Nemours, Inc. 38,285 2,790,211
Communications Equipment 4 .7%
Ciena Corp.* 38,285 1,615,627
Cisco Systems, Inc. 38,285 1,995,797
F5, Inc.* 38,285 5,803,623
Juniper Networks, Inc. 38,285 1,030,632
Motorola Solutions, Inc. 38,285 10,660,841
Nokia OYJ, ADR-FI(a) 38,285 126,724
Ubiquiti, Inc.(a) 38,285 4,649,713
Viavi Solutions, Inc.* 38,285 297,857
26,180,814
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 38,285 589,589
Electrical Equipment 0 .2%
Sensata Technologies Holding
plc 38,285 1,220,526
Electronic Equipment, Instruments & Components 0 .8%
Amphenol Corp., Class A 38,285 3,083,857
Corning, Inc. 38,285 1,024,507
LG Display Co. Ltd., ADR-KR* 38,285 169,985
4,278,349
Energy Equipment & Services 0 .8%
Halliburton Co. 38,285 1,506,132
NOV, Inc.(a) 38,285 764,169
Schlumberger NV 38,285 2,130,943
4,401,244
Entertainment 0 .8%
Electronic Arts, Inc. 38,285 4,739,300
Financial Services 4 .2%
Mastercard, Inc., Class A 38,285 14,408,560
Visa, Inc., Class A(a) 38,285 9,000,803
23,409,363
Health Care Equipment & Supplies 1 .1%
Baxter International, Inc. 38,285 1,241,582
Boston Scientific Corp.* 38,285 1,959,809
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 38,285 2,701,390
5,902,781
Health Care Technology 1 .3%
Veeva Systems, Inc., Class A* 38,285 7,377,902
Household Durables 0 .9%
Garmin Ltd. 38,285 3,925,361
iRobot Corp.* 38,285 1,260,725
5,186,086
Industrial Conglomerates 1 .3%
Honeywell International, Inc. 38,285 7,016,109
Interactive Media & Services 3 .3%
Alphabet, Inc., Class A* 38,285 4,750,403
Meta Platforms, Inc., Class A* 38,285 11,534,122
Ziff Davis, Inc.* 38,285 2,314,711
18,599,236
IT Services 3 .8%
Akamai Technologies, Inc.* 38,285 3,955,989
Amdocs Ltd. 38,285 3,068,926
DXC Technology Co.*(a) 38,285 772,209
International Business
Machines Corp. 38,285 5,537,542
VeriSign, Inc.* 38,285 7,643,983
20,978,649
Life Sciences Tools & Services 5 .8%
Agilent Technologies, Inc.(a) 38,285 3,957,520
Danaher Corp. 38,285 7,351,486
Illumina, Inc.* 38,285 4,189,145
Thermo Fisher Scientific, Inc. 38,285 17,028,019
32,526,170
Pharmaceuticals 1 .5%
AstraZeneca plc, ADR-UK 38,285 2,420,761
Bausch Health Cos., Inc.*(a) 38,285 261,104
Bristol-Myers Squibb Co. 38,285 1,972,826
Novartis AG, ADR-CH 38,285 3,582,710
8,237,401
Professional Services 1 .5%
Automatic Data Processing,
Inc. 38,285 8,354,553
Semiconductors & Semiconductor Equipment 28 .6%
Advanced Micro Devices, Inc.* 38,285 3,771,072
Analog Devices, Inc. 38,285 6,023,379
Applied Materials, Inc. 38,285 5,067,020
ASML Holding NV
(Registered), NYRS-NL 38,285 22,925,441
Broadcom, Inc.(a) 38,285 32,211,850
FormFactor, Inc.* 38,285 1,297,096
Intel Corp. 38,285 1,397,402
KLA Corp. 38,285 17,982,465
Lam Research Corp. 38,285 22,520,003
Microchip Technology, Inc.(a) 38,285 2,729,338
Micron Technology, Inc. 38,285 2,560,118
NVIDIA Corp. 38,285 15,612,623
NXP Semiconductors NV 38,285 6,601,483
ON Semiconductor Corp.* 38,285 2,398,172
QUALCOMM, Inc.(a) 38,285 4,172,682
Synaptics, Inc.* 38,285 3,202,923
Teradyne, Inc.(a) 38,285 3,187,992

90 - Statement of Investments - October 31, 2023 - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 38,285 5,436,853
159,097,912
Software 20 .3%
Adeia, Inc. 38,285 322,743
Adobe, Inc.* 38,285 20,369,917
Check Point Software
Technologies Ltd.* 38,285 5,139,761
Gen Digital, Inc. 38,285 637,828
InterDigital, Inc. 38,285 2,880,946
Intuit, Inc. 38,285 18,949,161
LiveRamp Holdings, Inc.* 38,285 1,058,963
Microsoft Corp. 38,285 12,944,541
Open Text Corp. 38,285 1,278,719
Oracle Corp. 38,285 3,958,669
Progress Software Corp. 38,285 1,967,083
PTC, Inc.* 38,285 5,375,980
Salesforce, Inc.* 38,285 7,688,777
SAP SE, ADR-DE(a) 38,285 5,130,190
Synopsys, Inc.* 38,285 17,972,510
Teradata Corp.* 38,285 1,635,535
VMware, Inc., Class A* 38,478 5,604,321
112,915,644
Technology Hardware, Storage & Peripherals 2 .7%
Apple, Inc. 38,285 6,537,930
HP, Inc. 38,285 1,008,044
NetApp, Inc. 38,285 2,786,382
Seagate Technology Holdings
plc(a) 38,285 2,612,951
Western Digital Corp.* 38,285 1,537,143
Xerox Holdings Corp. 38,285 491,579
14,974,029
Wireless Telecommunication Services 0 .1%
Telephone & Data Systems,
Inc. 38,285 696,404
Total Common Stocks
(cost $166,164,755) 554,160,606
Repurchase Agreement 0 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.30%, dated
10/31/2023, due
11/1/2023, repurchase
price $2,682,539,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$2,736,189.(b)(c) 2,682,144 2,682,144
Total Repurchase Agreement
(cost $2,682,144) 2,682,144
Total Investments
(cost $168,846,899) — 100.0% 556,842,750
Liabilities in excess of other assets — 0.0%
†
(61,925)
NET ASSETS — 100.0%
$ 556,780,825
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $33,974,324, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,682,144 and by $31,864,691 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 11/15/2023 – 8/15/2053, a total value of
$34,546,835.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $2,682,144.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2023 - Statement of Investments - 91
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 11 12/2023 USD 3,187,855 (55,389)
Net contracts (55,389)
As of October 31, 2023, the Fund had $174,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

92 - Statement of Investments - October 31, 2023 - Nationwide S&P 500 Index Fund
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 1 .6%
Axon Enterprise, Inc.*(a) 2,395 489,753
Boeing Co. (The)* 19,145 3,576,669
General Dynamics Corp. 7,616 1,837,817
Howmet Aerospace, Inc. 12,151 535,859
Huntington Ingalls Industries,
Inc. 1,361 299,175
L3Harris Technologies, Inc. 6,408 1,149,659
Lockheed Martin Corp. 7,540 3,427,986
Northrop Grumman Corp. 4,833 2,278,421
RTX Corp.(a) 48,966 3,985,343
Textron, Inc. 6,828 518,928
TransDigm Group, Inc.* 1,862 1,541,904
19,641,514
Air Freight & Logistics 0 .5%
CH Robinson Worldwide, Inc. 4,135 338,367
Expeditors International of
Washington, Inc. 4,847 529,535
FedEx Corp. 7,829 1,879,743
United Parcel Service, Inc.,
Class B 24,296 3,431,810
6,179,455
Automobile Components 0 .1%
Aptiv plc* 9,079 791,689
BorgWarner, Inc. 7,763 286,454
1,078,143
Automobiles 1 .8%
Ford Motor Co. 133,048 1,297,218
General Motors Co. 47,063 1,327,177
Tesla, Inc.* 93,175 18,713,267
21,337,662
Banks 2 .9%
Bank of America Corp. 233,271 6,144,358
Citigroup, Inc. 64,977 2,565,942
Citizens Financial Group, Inc. 15,826 370,803
Comerica, Inc. 4,469 176,079
Fifth Third Bancorp 23,557 558,536
Huntington Bancshares, Inc. 47,529 458,655
JPMorgan Chase & Co. 98,058 13,635,945
KeyCorp 31,547 322,410
M&T Bank Corp. 5,477 617,532
PNC Financial Services
Group, Inc. (The)(a) 13,512 1,546,719
Regions Financial Corp. 31,496 457,637
Truist Financial Corp.(a) 45,092 1,278,809
US Bancorp 52,535 1,674,816
Wells Fargo & Co. 123,455 4,909,805
Zions Bancorp NA(a) 4,570 140,985
34,859,031
Beverages 1 .6%
Brown-Forman Corp., Class
B(a) 6,148 345,272
Coca-Cola Co. (The) 131,119 7,406,912
Constellation Brands, Inc.,
Class A 5,459 1,278,225
Keurig Dr Pepper, Inc. 33,946 1,029,582
Molson Coors Beverage Co.,
Class B(a) 6,259 361,582
Monster Beverage Corp.*(a) 25,095 1,282,355
Common Stocks
Shares Value ($)
Beverages
PepsiCo, Inc. 46,429 7,580,927
19,284,855
Biotechnology 2 .1%
AbbVie, Inc. 59,476 8,396,822
Amgen, Inc. 18,090 4,625,613
Biogen, Inc.* 4,900 1,163,946
Gilead Sciences, Inc.(a) 42,229 3,316,665
Incyte Corp.* 6,374 343,750
Moderna, Inc.* 11,099 843,080
Regeneron Pharmaceuticals,
Inc.* 3,602 2,809,164
Vertex Pharmaceuticals, Inc.* 8,719 3,157,237
24,656,277
Broadline Retail 3 .5%
Amazon.com, Inc.* 306,366 40,774,251
eBay, Inc. 18,005 706,336
Etsy, Inc.*(a) 4,176 260,165
41,740,752
Building Products 0 .4%
A O Smith Corp. 4,096 285,737
Allegion plc 2,995 294,588
Carrier Global Corp. 28,264 1,347,062
Johnson Controls International
plc 23,200 1,137,264
Masco Corp.(a) 7,621 396,978
Trane Technologies plc 7,721 1,469,384
4,931,013
Capital Markets 2 .7%
Ameriprise Financial, Inc. 3,527 1,109,488
Bank of New York Mellon
Corp. (The) 26,278 1,116,815
BlackRock, Inc. 4,736 2,899,758
Blackstone, Inc.(a) 23,949 2,211,690
Cboe Global Markets, Inc. 3,506 574,598
Charles Schwab Corp. (The)
(a) 50,312 2,618,236
CME Group, Inc. 12,178 2,599,516
FactSet Research Systems,
Inc. 1,263 545,477
Franklin Resources, Inc. 10,279 234,258
Goldman Sachs Group, Inc.
(The) 11,124 3,377,358
Intercontinental Exchange, Inc. 18,954 2,036,418
Invesco Ltd. 15,312 198,597
MarketAxess Holdings, Inc. 1,217 260,134
Moody's Corp. 5,343 1,645,644
Morgan Stanley 43,050 3,048,801
MSCI, Inc., Class A 2,711 1,278,372
Nasdaq, Inc. 11,790 584,784
Northern Trust Corp. 6,766 445,947
Raymond James Financial,
Inc. 6,457 616,256
S&P Global, Inc. 10,980 3,835,424
State Street Corp. 10,752 694,902
T. Rowe Price Group, Inc. 7,508 679,474
32,611,947
Chemicals 1 .7%
Air Products & Chemicals, Inc. 7,520 2,123,949
Albemarle Corp.(a) 3,914 496,217
Celanese Corp., Class A(a) 3,261 373,417

Nationwide S&P 500 Index Fund - October 31, 2023 - Statement of Investments - 93
Common Stocks
Shares Value ($)
Chemicals
CF Industries Holdings, Inc. 6,599 526,468
Corteva, Inc. 24,009 1,155,793
Dow, Inc. 23,946 1,157,550
DuPont de Nemours, Inc. 15,352 1,118,854
Eastman Chemical Co. 4,227 315,884
Ecolab, Inc. 8,386 1,406,668
FMC Corp. 4,350 231,420
International Flavors &
Fragrances, Inc. 8,741 597,447
Linde plc 16,464 6,291,882
LyondellBasell Industries NV,
Class A 8,521 768,935
Mosaic Co. (The) 10,944 355,461
PPG Industries, Inc. 7,970 978,477
Sherwin-Williams Co. (The) 7,945 1,892,578
19,791,000
Commercial Services & Supplies 0 .5%
Cintas Corp. 2,927 1,484,340
Copart, Inc.* 28,870 1,256,422
Republic Services, Inc., Class
A 6,889 1,022,948
Rollins, Inc. 8,956 336,835
Waste Management, Inc. 12,533 2,059,548
6,160,093
Communications Equipment 0 .9%
Arista Networks, Inc.* 8,454 1,693,928
Cisco Systems, Inc. 137,501 7,167,927
F5, Inc.* 2,045 310,001
Juniper Networks, Inc. 11,279 303,631
Motorola Solutions, Inc. 5,678 1,581,096
11,056,583
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 4,991 834,096
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 2,069 846,097
Vulcan Materials Co. 4,435 871,433
1,717,530
Consumer Finance 0 .4%
American Express Co. 19,631 2,866,715
Capital One Financial Corp. 12,893 1,305,932
Discover Financial Services 8,597 705,642
Synchrony Financial 14,127 396,262
5,274,551
Consumer Staples Distribution & Retail 1 .9%
Costco Wholesale Corp. 14,946 8,256,768
Dollar General Corp. 7,418 883,039
Dollar Tree, Inc.* 7,039 781,963
Kroger Co. (The) 22,109 1,003,085
Sysco Corp. 17,154 1,140,569
Target Corp. 15,626 1,731,205
Walgreens Boots Alliance, Inc. 24,244 511,064
Walmart, Inc. 48,157 7,869,335
22,177,028
Containers & Packaging 0 .2%
Amcor plc 48,265 429,076
Avery Dennison Corp. 2,823 491,400
Ball Corp.(a) 10,875 523,631
International Paper Co. 11,916 401,927
Packaging Corp. of America 3,045 466,037
Common Stocks
Shares Value ($)
Containers & Packaging
Sealed Air Corp. 4,541 139,817
Westrock Co. 8,246 296,279
2,748,167
Distributors 0 .1%
Genuine Parts Co. 4,652 599,457
LKQ Corp. 8,448 371,036
Pool Corp.(a) 1,364 430,710
1,401,203
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 242,031 3,727,277
Verizon Communications, Inc. 142,327 4,999,948
8,727,225
Electric Utilities 1 .6%
Alliant Energy Corp.(a) 8,352 407,494
American Electric Power Co.,
Inc. 17,428 1,316,511
Constellation Energy Corp. 10,865 1,226,876
Duke Energy Corp. 26,091 2,319,229
Edison International 12,835 809,375
Entergy Corp. 7,191 687,388
Evergy, Inc.(a) 7,514 369,238
Eversource Energy 11,810 635,260
Exelon Corp. 33,375 1,299,622
FirstEnergy Corp. 17,114 609,258
NextEra Energy, Inc. 68,503 3,993,725
NRG Energy, Inc.(a) 7,298 309,289
PG&E Corp.* 70,563 1,150,177
Pinnacle West Capital Corp. 3,789 281,068
PPL Corp. 25,495 626,412
Southern Co. (The) 36,916 2,484,447
Xcel Energy, Inc. 18,440 1,092,939
19,618,308
Electrical Equipment 0 .6%
AMETEK, Inc. 7,803 1,098,428
Eaton Corp. plc 13,495 2,805,745
Emerson Electric Co. 19,348 1,721,392
Generac Holdings, Inc.* 2,042 171,671
Hubbell, Inc., Class B 1,810 488,881
Rockwell Automation, Inc. 3,889 1,022,068
7,308,185
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 20,155 1,623,485
CDW Corp. 4,460 893,784
Corning, Inc. 25,903 693,164
Keysight Technologies, Inc.* 6,161 751,950
TE Connectivity Ltd. 10,668 1,257,224
Teledyne Technologies, Inc.* 1,565 586,233
Trimble, Inc.* 8,611 405,837
Zebra Technologies Corp.,
Class A* 1,757 367,969
6,579,646
Energy Equipment & Services 0 .4%
Baker Hughes Co., Class A 34,035 1,171,485
Halliburton Co. 30,319 1,192,749
Schlumberger NV 47,645 2,651,921
5,016,155
Entertainment 1 .2%
Electronic Arts, Inc. 8,318 1,029,685

94 - Statement of Investments - October 31, 2023 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.* 4,734 378,815
Netflix, Inc.* 14,953 6,156,000
Take-Two Interactive Software,
Inc.* 5,240 700,850
Walt Disney Co. (The)* 61,864 5,047,484
Warner Bros Discovery, Inc.* 76,254 757,965
14,070,799
Financial Services 4 .3%
Berkshire Hathaway, Inc.,
Class B* 61,535 21,003,741
Fidelity National Information
Services, Inc. 20,005 982,446
Fiserv, Inc.* 20,570 2,339,837
FleetCor Technologies, Inc.* 2,448 551,216
Global Payments, Inc. 8,703 924,433
Jack Henry & Associates, Inc.
(a) 2,500 352,475
Mastercard, Inc., Class A 28,074 10,565,650
PayPal Holdings, Inc.* 37,050 1,919,190
Visa, Inc., Class A(a) 54,217 12,746,417
51,385,405
Food Products 0 .9%
Archer-Daniels-Midland Co. 17,961 1,285,469
Bunge Ltd. 5,170 547,917
Campbell Soup Co. 6,894 278,586
Conagra Brands, Inc. 15,991 437,514
General Mills, Inc. 19,885 1,297,297
Hershey Co. (The)(a) 4,981 933,190
Hormel Foods Corp. 9,810 319,315
J M Smucker Co. (The) 3,309 376,697
Kellogg Co. 8,874 447,871
Kraft Heinz Co. (The) 26,672 839,101
Lamb Weston Holdings, Inc. 4,799 430,950
McCormick & Co., Inc.
(Non-Voting) 8,682 554,780
Mondelez International, Inc.,
Class A 46,106 3,052,678
Tyson Foods, Inc., Class A 9,859 456,965
11,258,330
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 5,000 538,300
Ground Transportation 0 .8%
CSX Corp. 67,592 2,017,621
JB Hunt Transport Services,
Inc. 2,782 478,142
Norfolk Southern Corp. 7,707 1,470,419
Old Dominion Freight Line, Inc. 3,042 1,145,800
Union Pacific Corp. 20,464 4,248,531
9,360,513
Health Care Equipment & Supplies 2 .5%
Abbott Laboratories 58,502 5,531,364
Align Technology, Inc.* 2,409 444,677
Baxter International, Inc. 17,037 552,510
Becton Dickinson & Co. 9,615 2,430,480
Boston Scientific Corp.* 48,674 2,491,622
Cooper Cos., Inc. (The) 1,724 537,457
Dentsply Sirona, Inc. 7,284 221,506
Dexcom, Inc.* 13,124 1,165,805
Edwards Lifesciences Corp.* 20,524 1,307,789
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc.(a) 12,315 819,810
Hologic, Inc.* 8,466 560,195
IDEXX Laboratories, Inc.* 2,801 1,118,915
Insulet Corp.* 2,392 317,107
Intuitive Surgical, Inc.* 11,863 3,110,716
Medtronic plc 45,042 3,178,164
ResMed, Inc. 5,075 716,692
STERIS plc 3,415 717,082
Stryker Corp. 11,438 3,090,776
Teleflex, Inc. 1,518 280,451
Zimmer Biomet Holdings, Inc. 7,050 736,090
29,329,208
Health Care Providers & Services 3 .2%
Cardinal Health, Inc. 8,620 784,420
Cencora, Inc.(a) 5,604 1,037,581
Centene Corp.* 18,459 1,273,302
Cigna Group (The) 10,017 3,097,256
CVS Health Corp. 43,403 2,995,241
DaVita, Inc.* 1,981 152,993
Elevance Health, Inc. 7,941 3,574,165
HCA Healthcare, Inc. 6,791 1,535,717
Henry Schein, Inc.* 4,435 288,186
Humana, Inc. 4,149 2,172,790
Laboratory Corp. of America
Holdings 2,891 577,419
McKesson Corp. 4,591 2,090,558
Molina Healthcare, Inc.* 1,935 644,258
Quest Diagnostics, Inc. 3,860 502,186
UnitedHealth Group, Inc. 31,256 16,739,463
Universal Health Services,
Inc., Class B 2,196 276,454
37,741,989
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 18,549 288,437
Ventas, Inc. 13,632 578,815
Welltower, Inc. 16,827 1,406,905
2,274,157
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 24,873 385,034
Hotels, Restaurants & Leisure 2 .1%
Airbnb, Inc., Class A* 14,386 1,701,720
Booking Holdings, Inc.* 1,204 3,358,630
Caesars Entertainment, Inc.* 6,912 275,720
Carnival Corp.*(a) 33,795 387,291
Chipotle Mexican Grill, Inc.,
Class A* 934 1,814,015
Darden Restaurants, Inc. 4,187 609,334
Domino's Pizza, Inc. 1,143 387,465
Expedia Group, Inc.* 4,711 448,911
Hilton Worldwide Holdings,
Inc. 8,959 1,357,557
Las Vegas Sands Corp. 10,965 520,399
Marriott International, Inc.,
Class A 8,453 1,593,898
McDonald's Corp. 24,582 6,444,663
MGM Resorts International 9,949 347,419
Norwegian Cruise Line
Holdings Ltd.* 13,986 190,210
Royal Caribbean Cruises Ltd.* 7,614 645,134

Nationwide S&P 500 Index Fund - October 31, 2023 - Statement of Investments - 95
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp. 38,812 3,580,019
Wynn Resorts Ltd. 3,460 303,719
Yum! Brands, Inc. 9,482 1,145,994
25,112,098
Household Durables 0 .3%
DR Horton, Inc. 10,177 1,062,479
Garmin Ltd. 5,174 530,490
Lennar Corp., Class A 8,454 901,873
Mohawk Industries, Inc.* 1,959 157,464
NVR, Inc.* 103 557,500
PulteGroup, Inc. 7,432 546,921
Whirlpool Corp.(a) 1,813 189,567
3,946,294
Household Products 1 .4%
Church & Dwight Co., Inc. 8,446 768,080
Clorox Co. (The) 4,300 506,110
Colgate-Palmolive Co. 28,085 2,109,745
Kimberly-Clark Corp. 11,422 1,366,528
Procter & Gamble Co. (The) 79,541 11,933,536
16,683,999
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 22,264 331,734
Industrial Conglomerates 0 .8%
3M Co. 18,677 1,698,673
General Electric Co. 36,867 4,004,862
Honeywell International, Inc. 22,327 4,091,646
9,795,181
Industrial REITs 0 .3%
Prologis, Inc. 31,264 3,149,848
Insurance 2 .3%
Aflac, Inc. 18,118 1,415,197
Allstate Corp. (The) 8,773 1,124,084
American International Group,
Inc. 23,878 1,463,960
Aon plc, Class A 6,802 2,104,539
Arch Capital Group Ltd.* 12,512 1,084,540
Arthur J Gallagher & Co. 7,214 1,698,825
Assurant, Inc. 1,812 269,807
Brown & Brown, Inc. 7,926 550,223
Chubb Ltd. 13,840 2,970,341
Cincinnati Financial Corp. 5,373 535,527
Everest Group Ltd. 1,505 595,408
Globe Life, Inc. 2,785 324,062
Hartford Financial Services
Group, Inc. (The) 10,503 771,445
Loews Corp. 6,164 394,558
Marsh & McLennan Cos., Inc. 16,749 3,176,448
MetLife, Inc. 21,187 1,271,432
Principal Financial Group, Inc. 7,764 525,467
Progressive Corp. (The) 19,818 3,133,028
Prudential Financial, Inc. 12,261 1,121,146
Travelers Cos., Inc. (The) 7,820 1,309,381
W R Berkley Corp. 6,509 438,837
Willis Towers Watson plc 3,591 847,081
27,125,336
Interactive Media & Services 5 .8%
Alphabet, Inc., Class A* 200,192 24,839,823
Alphabet, Inc., Class C* 170,292 21,337,588
Common Stocks
Shares Value ($)
Interactive Media & Services
Match Group, Inc.* 9,738 336,935
Meta Platforms, Inc., Class A* 74,893 22,563,014
69,077,360
IT Services 1 .2%
Accenture plc, Class A 21,260 6,316,133
Akamai Technologies, Inc.* 5,153 532,459
Cognizant Technology
Solutions Corp., Class A 17,181 1,107,659
EPAM Systems, Inc.* 2,016 438,621
Gartner, Inc.*(a) 2,638 875,922
International Business
Machines Corp. 30,742 4,446,523
VeriSign, Inc.* 3,066 612,158
14,329,475
Leisure Products 0 .0%
†
Hasbro, Inc. 4,174 188,456
Life Sciences Tools & Services 1 .3%
Agilent Technologies, Inc. 10,011 1,034,837
Bio-Rad Laboratories, Inc.,
Class A* 665 183,061
Bio-Techne Corp. 5,266 287,682
Charles River Laboratories
International, Inc.* 1,775 298,839
Danaher Corp. 22,173 4,257,660
Illumina, Inc.* 5,315 581,567
IQVIA Holdings, Inc.* 6,282 1,135,974
Mettler-Toledo International,
Inc.* 728 717,226
Revvity, Inc.(a) 4,212 348,964
Thermo Fisher Scientific, Inc. 13,059 5,808,251
Waters Corp.* 2,020 481,831
West Pharmaceutical
Services, Inc.(a) 2,497 794,770
15,930,662
Machinery 1 .7%
Caterpillar, Inc. 17,213 3,890,999
Cummins, Inc. 4,773 1,032,400
Deere & Co. 9,129 3,335,371
Dover Corp.(a) 4,861 631,687
Fortive Corp. 11,970 781,402
IDEX Corp. 2,574 492,689
Illinois Tool Works, Inc. 9,363 2,098,436
Ingersoll Rand, Inc. 13,656 828,646
Nordson Corp. 1,837 390,528
Otis Worldwide Corp. 13,983 1,079,627
PACCAR, Inc. 17,692 1,460,121
Parker-Hannifin Corp. 4,343 1,602,176
Pentair plc 5,688 330,587
Snap-on, Inc. 1,747 450,621
Stanley Black & Decker, Inc. 5,079 431,969
Westinghouse Air Brake
Technologies Corp. 6,063 642,799
Xylem, Inc. 8,210 767,963
20,248,021
Media 0 .8%
Charter Communications, Inc.,
Class A* 3,430 1,381,604
Comcast Corp., Class A 138,872 5,734,025
Fox Corp., Class A 8,906 270,653
Fox Corp., Class B 5,046 140,834

96 - Statement of Investments - October 31, 2023 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Media
Interpublic Group of Cos., Inc.
(The) 12,707 360,879
News Corp., Class A 13,611 281,475
News Corp., Class B(a) 3,166 67,879
Omnicom Group, Inc. 6,755 506,017
Paramount Global, Class B(a) 16,404 178,476
8,921,842
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 48,524 1,639,141
Newmont Corp. 26,905 1,008,130
Nucor Corp. 8,505 1,256,954
Steel Dynamics, Inc. 5,437 579,095
4,483,320
Multi-Utilities 0 .7%
Ameren Corp. 9,093 688,431
CenterPoint Energy, Inc. 21,304 572,652
CMS Energy Corp.(a) 9,902 538,075
Consolidated Edison, Inc. 11,732 1,029,952
Dominion Energy, Inc. 28,129 1,134,161
DTE Energy Co. 6,906 665,600
NiSource, Inc. 14,623 367,915
Public Service Enterprise
Group, Inc. 16,893 1,041,453
Sempra(a) 21,306 1,492,059
WEC Energy Group, Inc. 10,458 851,177
8,381,475
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 5,122 477,012
Boston Properties, Inc. 4,960 265,707
742,719
Oil, Gas & Consumable Fuels 4 .1%
APA Corp. 10,433 414,399
Chevron Corp. 59,867 8,724,418
ConocoPhillips 40,406 4,800,233
Coterra Energy, Inc. 25,644 705,210
Devon Energy Corp. 21,725 1,011,733
Diamondback Energy, Inc.(a) 6,081 974,906
EOG Resources, Inc. 19,518 2,464,148
EQT Corp.(a) 11,690 495,422
Exxon Mobil Corp. 135,077 14,297,901
Hess Corp. 9,356 1,351,006
Kinder Morgan, Inc.(a) 66,372 1,075,226
Marathon Oil Corp. 20,909 571,025
Marathon Petroleum Corp. 13,492 2,040,665
Occidental Petroleum Corp.(a) 22,388 1,383,802
ONEOK, Inc. 19,695 1,284,114
Phillips 66(a) 15,025 1,713,902
Pioneer Natural Resources
Co. 7,913 1,891,207
Targa Resources Corp. 7,576 633,429
Valero Energy Corp.(a) 11,916 1,513,332
Williams Cos., Inc. (The) 41,242 1,418,725
48,764,803
Passenger Airlines 0 .2%
Alaska Air Group, Inc.* 4,421 139,836
American Airlines Group,
Inc.*(a) 21,076 234,997
Delta Air Lines, Inc. 21,759 679,969
Southwest Airlines Co. 19,716 438,287
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 10,879 380,874
1,873,963
Personal Care Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 7,850 1,011,629
Kenvue, Inc. 58,328 1,084,901
2,096,530
Pharmaceuticals 4 .0%
Bristol-Myers Squibb Co. 70,491 3,632,401
Catalent, Inc.* 6,061 208,438
Eli Lilly & Co. 26,906 14,904,040
Johnson & Johnson 81,252 12,052,922
Merck & Co., Inc. 85,557 8,786,704
Pfizer, Inc. 191,123 5,840,719
Viatris, Inc. 41,454 368,941
Zoetis, Inc., Class A 15,443 2,424,551
48,218,716
Professional Services 0 .7%
Automatic Data Processing,
Inc. 13,833 3,018,637
Broadridge Financial
Solutions, Inc. 4,033 688,191
Ceridian HCM Holding, Inc.*(a) 5,099 326,387
Equifax, Inc. 4,152 704,055
Jacobs Solutions, Inc. 4,374 583,054
Leidos Holdings, Inc.(a) 4,438 439,895
Paychex, Inc.(a) 10,862 1,206,225
Paycom Software, Inc. 1,618 396,361
Robert Half, Inc. 3,516 262,891
Verisk Analytics, Inc., Class A 4,902 1,114,519
8,740,215
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 10,406 721,552
CoStar Group, Inc.* 13,665 1,003,148
1,724,700
Residential REITs 0 .3%
AvalonBay Communities, Inc. 4,767 790,083
Camden Property Trust 3,692 313,377
Equity Residential 11,545 638,785
Essex Property Trust, Inc. 2,207 472,121
Invitation Homes, Inc. 19,511 579,282
Mid-America Apartment
Communities, Inc. 3,922 463,384
UDR, Inc. 10,678 339,667
3,596,699
Retail REITs 0 .3%
Federal Realty Investment
Trust 2,636 240,377
Kimco Realty Corp. 20,313 364,415
Realty Income Corp. 22,792 1,079,885
Regency Centers Corp. 5,396 325,163
Simon Property Group, Inc. 11,070 1,216,482
3,226,322
Semiconductors & Semiconductor Equipment 7 .1%
Advanced Micro Devices, Inc.* 54,519 5,370,122
Analog Devices, Inc. 16,909 2,660,293
Applied Materials, Inc. 28,335 3,750,137
Broadcom, Inc. 13,925 11,716,077
Enphase Energy, Inc.* 4,611 366,943

Nationwide S&P 500 Index Fund - October 31, 2023 - Statement of Investments - 97
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
First Solar, Inc.* 3,347 476,780
Intel Corp. 141,210 5,154,165
KLA Corp. 4,645 2,181,757
Lam Research Corp. 4,490 2,641,108
Microchip Technology, Inc. 18,546 1,322,144
Micron Technology, Inc. 37,051 2,477,600
Monolithic Power Systems,
Inc. 1,525 673,654
NVIDIA Corp. 83,343 33,987,275
NXP Semiconductors NV 8,794 1,516,349
ON Semiconductor Corp.* 14,621 915,860
Qorvo, Inc.* 3,451 301,687
QUALCOMM, Inc. 37,715 4,110,558
Skyworks Solutions, Inc.(a) 5,237 454,257
SolarEdge Technologies,
Inc.*(a) 1,893 143,773
Teradyne, Inc. 5,198 432,838
Texas Instruments, Inc. 30,729 4,363,825
85,017,202
Software 10 .7%
Adobe, Inc.* 15,380 8,183,083
ANSYS, Inc.* 2,930 815,302
Autodesk, Inc.* 7,250 1,432,817
Cadence Design Systems,
Inc.* 9,232 2,214,295
Fair Isaac Corp.* 825 697,843
Fortinet, Inc.* 22,064 1,261,399
Gen Digital, Inc. 19,462 324,237
Intuit, Inc. 9,428 4,666,388
Microsoft Corp. 250,697 84,763,163
Oracle Corp. 53,119 5,492,505
Palo Alto Networks, Inc.* 10,245 2,489,740
PTC, Inc.* 3,660 513,937
Roper Technologies, Inc. 3,609 1,763,249
Salesforce, Inc.* 32,865 6,600,278
ServiceNow, Inc.* 6,898 4,013,601
Synopsys, Inc.* 5,156 2,420,433
Tyler Technologies, Inc.* 1,423 530,637
128,182,907
Specialized REITs 1 .1%
American Tower Corp. 15,778 2,811,482
Crown Castle, Inc. 14,682 1,365,132
Digital Realty Trust, Inc. 9,864 1,226,687
Equinix, Inc. 3,166 2,310,040
Extra Space Storage, Inc. 7,148 740,461
Iron Mountain, Inc. 10,033 592,649
Public Storage 5,357 1,278,770
SBA Communications Corp.,
Class A 3,668 765,255
VICI Properties, Inc., Class A 33,606 937,607
Weyerhaeuser Co. 24,550 704,340
12,732,423
Specialty Retail 2 .0%
AutoZone, Inc.* 608 1,506,095
Bath & Body Works, Inc. 8,139 241,321
Best Buy Co., Inc. 6,767 452,171
CarMax, Inc.*(a) 5,381 328,725
Home Depot, Inc. (The) 33,924 9,657,824
Lowe's Cos., Inc. 19,772 3,767,950
O'Reilly Automotive, Inc.* 2,020 1,879,489
Common Stocks
Shares Value ($)
Specialty Retail
Ross Stores, Inc. 11,580 1,342,933
TJX Cos., Inc. (The) 38,573 3,397,124
Tractor Supply Co.(a) 3,692 710,931
Ulta Beauty, Inc.* 1,663 634,119
23,918,682
Technology Hardware, Storage & Peripherals 7 .3%
Apple, Inc. 495,881 84,681,599
Hewlett Packard Enterprise
Co. 44,790 688,870
HP, Inc. 29,349 772,759
NetApp, Inc. 6,913 503,128
Seagate Technology Holdings
plc(a) 6,487 442,738
Western Digital Corp.* 10,746 431,452
87,520,546
Textiles, Apparel & Luxury Goods 0 .5%
Lululemon Athletica, Inc.*(a) 3,905 1,536,540
NIKE, Inc., Class B 41,320 4,246,456
Ralph Lauren Corp., Class A 1,456 163,844
Tapestry, Inc. 7,968 219,598
VF Corp.(a) 11,221 165,285
6,331,723
Tobacco 0 .6%
Altria Group, Inc. 59,589 2,393,690
Philip Morris International, Inc. 52,550 4,685,358
7,079,048
Trading Companies & Distributors 0 .3%
Fastenal Co. 19,328 1,127,595
United Rentals, Inc. 2,303 935,640
WW Grainger, Inc. 1,512 1,103,503
3,166,738
Water Utilities 0 .1%
American Water Works Co.,
Inc. 6,676 785,431
Veralto Corp.* 7,391 509,979
1,295,410
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.* 17,466 2,512,659
Total Common Stocks
(cost $663,891,044) 1,185,521,260

98 - Statement of Investments - October 31, 2023 - Nationwide S&P 500 Index Fund
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
CF Secured, LLC,
5.30%, dated 10/31/2023,
due 11/1/2023,
repurchase price
$184,561, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$188,252.(b)(c) 184,534 184,534
Total Repurchase Agreement
(cost $184,534) 184,534
Total Investments
(cost $664,075,578) — 99.1% 1,185,705,794
Other assets in excess of liabilities — 0.9% 10,180,499
NET ASSETS — 100.0%
$ 1,195,886,293
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $45,601,912, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $184,534 and by $45,895,064 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 11/7/2023 – 8/15/2053, a total value of
$46,079,598.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $184,534.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 52 12/2023 USD 10,951,850 (255,394)
Net contracts (255,394)
As of October 31, 2023, the Fund had $555,200 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Small Cap Index Fund - October 31, 2023 - Statement of Investments - 99
Closed End Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 2,937 23,143
Total Closed End Fund
(cost  $31,194) 23,143
Common Stocks 100 .3%
Shares Value ($)
Aerospace & Defense 1 .0%
AAR Corp.* 3,181 188,824
AeroVironment, Inc.* 2,391 274,152
AerSale Corp.* 2,420 37,002
Archer Aviation, Inc., Class
A*(a) 13,751 65,317
Astronics Corp.* 2,468 37,834
Cadre Holdings, Inc.(a) 1,859 52,145
Ducommun, Inc.* 1,249 59,752
Eve Holding, Inc.* 1,713 12,848
Kaman Corp. 2,635 49,037
Kratos Defense & Security
Solutions, Inc.* 11,749 200,321
Leonardo DRS, Inc.*(a) 4,469 85,224
Moog, Inc., Class A 2,668 309,621
National Presto Industries, Inc. 485 36,254
Park Aerospace Corp. 1,559 22,886
Parsons Corp.*(a) 3,805 215,173
Redwire Corp.*(a) 1,177 3,154
Rocket Lab USA, Inc.*(a) 26,392 111,638
Terran Orbital Corp.*(a) 9,164 7,321
Triumph Group, Inc.* 6,010 44,835
V2X, Inc.* 1,096 55,973
Virgin Galactic Holdings,
Inc.*(a) 23,908 35,384
1,904,695
Air Freight & Logistics 0 .3%
Air Transport Services Group,
Inc.*(a) 5,287 103,467
Forward Air Corp. 2,378 153,167
Hub Group, Inc., Class A* 2,904 199,650
Radiant Logistics, Inc.* 3,719 21,793
478,077
Automobile Components 1 .4%
Adient plc* 8,808 296,742
American Axle &
Manufacturing Holdings,
Inc.* 10,514 70,970
Atmus Filtration Technologies,
Inc.* 1,500 28,140
Cooper-Standard Holdings,
Inc.* 1,496 18,580
Dana, Inc. 12,256 140,699
Dorman Products, Inc.* 2,409 149,792
Fox Factory Holding Corp.* 3,937 320,747
Gentherm, Inc.*(a) 3,083 123,998
Goodyear Tire & Rubber Co.
(The)* 26,179 311,530
Holley, Inc.* 4,418 18,777
LCI Industries(a) 2,270 246,272
Common Stocks
Shares Value ($)
Automobile Components
Luminar Technologies, Inc.,
Class A*(a) 25,782 81,729
Modine Manufacturing Co.* 4,767 188,297
Patrick Industries, Inc. 2,008 150,901
Solid Power, Inc.*(a) 13,746 18,145
Standard Motor Products, Inc. 2,027 70,803
Stoneridge, Inc.* 2,472 40,219
Visteon Corp.* 2,647 304,749
XPEL, Inc. Reg. S* 2,021 93,572
2,674,662
Automobiles 0 .1%
Fisker, Inc., Class A*(a) 18,568 83,556
Livewire Group, Inc.* 1,043 11,181
Winnebago Industries, Inc.(a) 2,789 161,622
Workhorse Group, Inc.*(a) 14,864 6,200
262,559
Banks 8 .9%
1st Source Corp. 1,572 71,715
ACNB Corp. 702 24,156
Amalgamated Financial Corp. 1,840 33,562
Amerant Bancorp, Inc. 2,426 44,226
American National
Bankshares, Inc. 1,003 38,274
Ameris Bancorp 6,288 234,542
Ames National Corp.(a) 815 13,790
Arrow Financial Corp. 1,496 31,880
Associated Banc-Corp. 14,034 227,491
Atlantic Union Bankshares
Corp. 6,895 198,645
Axos Financial, Inc.*(a) 5,289 190,563
Banc of California, Inc. 5,088 57,036
BancFirst Corp.(a) 2,015 163,437
Bancorp, Inc. (The)* 4,736 168,838
Bank First Corp. 884 69,809
Bank of Hawaii Corp. 3,410 168,420
Bank of Marin Bancorp 1,552 26,074
Bank of NT Butterfield & Son
Ltd. (The) 4,683 118,293
Bank7 Corp. 353 7,392
BankUnited, Inc. 6,813 148,592
Bankwell Financial Group, Inc. 706 17,276
Banner Corp. 3,115 131,484
Bar Harbor Bankshares 1,512 37,830
BayCom Corp. 1,262 24,988
BCB Bancorp, Inc. 1,417 14,567
Berkshire Hills Bancorp, Inc. 3,916 76,793
Blue Foundry Bancorp*(a) 2,445 18,460
Blue Ridge Bankshares, Inc. 1,644 5,179
Bridgewater Bancshares, Inc.* 2,014 19,395
Brookline Bancorp, Inc. 8,138 66,243
Burke & Herbert Financial
Services Corp.(a) 609 27,241
Business First Bancshares,
Inc. 2,271 44,375
Byline Bancorp, Inc. 2,437 46,230
C&F Financial Corp.(a) 311 16,377
Cadence Bank 15,354 325,198
Cambridge Bancorp 784 42,109
Camden National Corp. 1,396 40,707
Capital Bancorp, Inc. 850 17,374
Capital City Bank Group, Inc. 1,220 34,855

100 - Statement of Investments - October 31, 2023 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Capitol Federal Financial, Inc.
(a) 11,176 58,115
Capstar Financial Holdings,
Inc. 1,971 29,920
Carter Bankshares, Inc.* 2,406 27,092
Cathay General Bancorp 6,537 221,670
Central Pacific Financial Corp. 2,361 37,257
Central Valley Community
Bancorp 945 14,903
Chemung Financial Corp. 331 13,664
ChoiceOne Financial Services,
Inc.(a) 661 12,473
Citizens & Northern Corp. 1,620 29,322
Citizens Financial Services,
Inc.(a) 411 20,324
City Holding Co.(a) 1,362 123,642
Civista Bancshares, Inc. 1,468 21,403
CNB Financial Corp. 1,946 35,378
Coastal Financial Corp.* 962 35,758
Codorus Valley Bancorp, Inc. 908 17,815
Colony Bankcorp, Inc. 1,315 13,084
Columbia Financial, Inc.*(a) 2,643 42,552
Community Bank System, Inc.
(a) 4,921 196,594
Community Trust Bancorp, Inc. 1,512 56,791
ConnectOne Bancorp, Inc. 3,584 58,383
CrossFirst Bankshares, Inc.* 4,460 47,187
Customers Bancorp, Inc.* 2,635 105,953
CVB Financial Corp. 12,249 191,329
Dime Community Bancshares,
Inc. 3,302 60,724
Eagle Bancorp, Inc. 2,798 54,505
Eastern Bankshares, Inc. 14,763 162,541
Enterprise Bancorp, Inc. 946 24,889
Enterprise Financial Services
Corp. 3,483 121,104
Equity Bancshares, Inc., Class
A 1,391 33,662
Esquire Financial Holdings,
Inc. 597 27,343
ESSA Bancorp, Inc.(a) 822 13,686
Evans Bancorp, Inc. 496 12,261
Farmers & Merchants
Bancorp, Inc.(a) 1,241 21,618
Farmers National Banc Corp. 3,247 36,659
FB Financial Corp. 3,451 101,356
Fidelity D&D Bancorp, Inc.(a) 441 19,757
Financial Institutions, Inc. 1,547 24,504
First Bancorp 19,902 323,671
First Bancorp, Inc. (The) 1,016 23,805
First Bancshares, Inc. (The) 2,872 69,560
First Bank 1,606 17,762
First Busey Corp. 4,977 98,843
First Business Financial
Services, Inc. 696 21,367
First Commonwealth Financial
Corp. 9,045 110,168
First Community Bankshares,
Inc.(a) 1,606 52,436
First Community Corp. 698 12,355
First Financial Bancorp 8,817 163,115
Common Stocks
Shares Value ($)
Banks
First Financial Bankshares,
Inc.(a) 12,066 290,187
First Financial Corp. 1,029 35,408
First Foundation, Inc. 4,042 18,351
First Interstate BancSystem,
Inc., Class A 7,824 180,500
First Merchants Corp. 5,670 154,848
First Mid Bancshares, Inc. 1,939 52,973
First of Long Island Corp.
(The) 2,185 23,467
First Western Financial, Inc.* 851 11,378
Five Star Bancorp 1,179 22,955
Flushing Financial Corp. 2,695 33,256
FS Bancorp, Inc. 627 18,101
Fulton Financial Corp.(a) 15,179 197,175
FVCBankcorp, Inc.*(a) 1,611 17,592
German American Bancorp,
Inc. 2,620 71,605
Glacier Bancorp, Inc. 10,555 318,655
Great Southern Bancorp, Inc.
(a) 899 44,698
Greene County Bancorp, Inc.
(a) 542 12,845
Guaranty Bancshares, Inc. 792 22,596
Hancock Whitney Corp. 8,135 280,088
Hanmi Financial Corp. 3,030 44,480
HarborOne Bancorp, Inc. 3,951 38,878
HBT Financial, Inc. 1,436 25,848
Heartland Financial USA, Inc. 3,910 107,134
Heritage Commerce Corp. 5,783 47,305
Heritage Financial Corp. 3,262 53,073
Hilltop Holdings, Inc. 4,390 121,252
Hingham Institution for
Savings(a) 139 20,653
Home Bancorp, Inc. 746 25,565
Home BancShares, Inc. 17,607 360,063
HomeStreet, Inc. 1,670 8,066
HomeTrust Bancshares, Inc. 1,628 33,553
Hope Bancorp, Inc. 10,944 95,869
Horizon Bancorp, Inc. 4,114 39,042
Independent Bank Corp. 6,122 239,842
Independent Bank Group, Inc. 3,445 121,781
International Bancshares Corp. 4,892 214,416
John Marshall Bancorp, Inc. 1,161 21,339
Kearny Financial Corp. 4,981 34,568
Lakeland Bancorp, Inc. 5,850 65,988
Lakeland Financial Corp. 2,306 113,571
LCNB Corp.(a) 1,001 14,004
Live Oak Bancshares, Inc. 3,107 89,637
Luther Burbank Corp. 1,124 9,149
Macatawa Bank Corp. 2,314 21,127
MainStreet Bancshares, Inc. 659 12,706
Mercantile Bank Corp. 1,485 48,916
Metrocity Bankshares, Inc. 1,755 35,170
Metropolitan Bank Holding
Corp.*(a) 935 30,303
Mid Penn Bancorp, Inc. 1,338 25,502
Middlefield Banc Corp.(a) 744 18,972
Midland States Bancorp, Inc. 2,010 43,858
MidWestOne Financial Group,
Inc. 1,433 28,545
MVB Financial Corp. 976 19,178

Nationwide Small Cap Index Fund - October 31, 2023 - Statement of Investments - 101
Common Stocks
Shares Value ($)
Banks
National Bank Holdings Corp.,
Class A 2,910 90,734
National Bankshares, Inc. 547 12,855
NBT Bancorp, Inc. 3,926 131,403
Nicolet Bankshares, Inc. 1,168 85,054
Northeast Bank 552 26,352
Northeast Community
Bancorp, Inc. 894 13,625
Northfield Bancorp, Inc. 3,885 33,411
Northrim Bancorp, Inc. 521 21,731
Northwest Bancshares, Inc. 11,140 116,079
Norwood Financial Corp.(a) 698 17,876
Oak Valley Bancorp(a) 637 15,893
OceanFirst Financial Corp. 5,399 68,351
OFG Bancorp 4,355 128,995
Old National Bancorp 26,857 367,941
Old Second Bancorp, Inc. 4,227 57,318
Orange County Bancorp, Inc.
(a) 483 21,300
Origin Bancorp, Inc.(a) 2,763 81,757
Orrstown Financial Services,
Inc. 1,042 21,997
Pacific Premier Bancorp, Inc. 8,257 156,883
PacWest Bancorp 10,515 74,446
Park National Corp.(a) 1,358 137,688
Parke Bancorp, Inc.(a) 1,095 18,440
Pathward Financial, Inc. 2,484 112,500
PCB Bancorp 1,142 17,564
Peapack-Gladstone Financial
Corp. 1,716 40,103
Penns Woods Bancorp, Inc.(a) 649 13,681
Peoples Bancorp, Inc. 3,217 88,725
Peoples Financial Services
Corp. 684 26,820
Pioneer Bancorp, Inc.* 1,383 11,341
Plumas Bancorp 518 17,690
Ponce Financial Group,
Inc.*(a) 1,936 15,062
Preferred Bank 916 54,566
Premier Financial Corp. 3,339 57,932
Primis Financial Corp. 2,286 21,397
Princeton Bancorp, Inc. 481 14,430
Provident Financial Services,
Inc. 6,956 97,732
QCR Holdings, Inc. 1,503 71,317
RBB Bancorp 1,657 19,171
Red River Bancshares, Inc. 432 20,079
Renasant Corp. 5,168 126,048
Republic Bancorp, Inc., Class
A 828 36,589
S&T Bancorp, Inc. 3,473 89,464
Sandy Spring Bancorp, Inc. 4,213 86,156
Seacoast Banking Corp. of
Florida 7,530 152,181
ServisFirst Bancshares, Inc.(a) 4,775 225,189
Shore Bancshares, Inc. 2,830 29,036
Sierra Bancorp 1,449 25,502
Simmons First National Corp.,
Class A 11,397 161,951
SmartFinancial, Inc. 1,478 30,816
South Plains Financial, Inc. 1,282 34,383
Common Stocks
Shares Value ($)
Banks
Southern First Bancshares,
Inc.* 712 19,224
Southern Missouri Bancorp,
Inc. 837 33,857
Southern States Bancshares,
Inc. 710 16,486
Southside Bancshares, Inc. 2,738 73,105
SouthState Corp. 7,053 466,203
Stellar Bancorp, Inc. 4,460 96,960
Sterling Bancorp, Inc.* 1,722 9,540
Stock Yards Bancorp, Inc. 2,540 99,339
Summit Financial Group, Inc. 1,137 24,446
Texas Capital Bancshares,
Inc.* 4,503 247,935
Third Coast Bancshares, Inc.* 1,379 21,388
Timberland Bancorp, Inc. 714 20,128
Tompkins Financial Corp. 1,344 67,308
Towne Bank 6,545 156,687
TriCo Bancshares 2,897 93,718
Triumph Financial, Inc.* 2,029 126,305
TrustCo Bank Corp. 1,233 31,478
Trustmark Corp. 5,693 114,486
UMB Financial Corp. 4,145 259,974
United Bankshares, Inc. 12,356 351,405
United Community Banks, Inc. 10,234 226,069
Unity Bancorp, Inc. 713 17,155
Univest Financial Corp. 2,733 45,532
USCB Financial Holdings, Inc.* 1,191 12,791
Valley National Bancorp(a) 39,979 311,037
Veritex Holdings, Inc. 4,372 75,286
Virginia National Bankshares
Corp. 447 13,736
WaFd, Inc. 6,095 150,425
Washington Trust Bancorp,
Inc. 1,606 37,243
WesBanco, Inc. 5,516 134,535
West Bancorp, Inc. 1,569 25,779
Westamerica Bancorp 2,410 113,848
WSFS Financial Corp. 5,587 197,780
17,186,489
Beverages 0 .4%
Coca-Cola Consolidated, Inc. 445 283,203
Duckhorn Portfolio, Inc. (The)* 4,249 44,317
MGP Ingredients, Inc. 1,442 136,500
National Beverage Corp.* 2,219 102,917
Primo Water Corp. 14,714 192,165
Vita Coco Co., Inc. (The)* 2,601 70,487
Zevia PBC, Class A*(a) 2,360 4,578
834,167
Biotechnology 6 .4%
2seventy bio, Inc.*(a) 4,753 11,597
4D Molecular Therapeutics,
Inc.* 3,625 38,932
89bio, Inc.* 5,849 43,283
Aadi Bioscience, Inc.*(a) 1,234 5,405
ACADIA Pharmaceuticals,
Inc.* 11,165 251,994
ACELYRIN, Inc.*(a) 3,004 30,596
Acrivon Therapeutics, Inc.* 848 4,444
Actinium Pharmaceuticals,
Inc.*(a) 2,461 13,732

102 - Statement of Investments - October 31, 2023 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Adicet Bio, Inc.* 2,581 3,407
ADMA Biologics, Inc.* 18,788 63,503
Aerovate Therapeutics,
Inc.*(a) 802 8,509
Agenus, Inc.* 33,868 27,094
Agios Pharmaceuticals, Inc.* 5,126 107,697
Akero Therapeutics, Inc.* 4,782 57,001
Aldeyra Therapeutics, Inc.* 4,407 7,536
Alector, Inc.* 5,572 28,974
Alkermes plc* 15,475 374,340
Allakos, Inc.* 6,291 12,016
Allogene Therapeutics, Inc.*(a) 7,474 21,077
Allovir, Inc.*(a) 4,350 6,525
Alpine Immune Sciences, Inc.* 3,004 30,761
Altimmune, Inc.*(a) 4,677 11,272
ALX Oncology Holdings,
Inc.*(a) 1,864 13,421
Amicus Therapeutics, Inc.* 26,067 285,955
AnaptysBio, Inc.*(a) 1,741 28,396
Anavex Life Sciences
Corp.*(a) 6,416 35,801
Anika Therapeutics, Inc.* 1,420 27,690
Annexon, Inc.* 4,319 9,804
Apogee Therapeutics, Inc.*(a) 1,788 30,718
Arbutus Biopharma Corp.* 10,829 19,817
Arcellx, Inc.*(a) 3,423 120,661
Arcturus Therapeutics
Holdings, Inc.* 2,160 41,256
Arcus Biosciences, Inc.* 4,875 76,586
Arcutis Biotherapeutics, Inc.* 4,865 10,946
Ardelyx, Inc.*(a) 20,155 79,612
Arrowhead Pharmaceuticals,
Inc.* 9,362 230,212
ARS Pharmaceuticals, Inc.* 2,295 8,193
Astria Therapeutics, Inc.*(a) 2,417 12,061
Atara Biotherapeutics, Inc.* 9,924 12,802
Aura Biosciences, Inc.* 2,363 19,282
Aurinia Pharmaceuticals, Inc.* 12,381 90,877
Avid Bioservices, Inc.* 5,846 35,953
Avidity Biosciences, Inc.* 6,392 32,919
Avita Medical, Inc.* 2,379 22,148
Beam Therapeutics, Inc.*(a) 6,467 136,712
BioAtla, Inc.* 4,185 6,152
BioCryst Pharmaceuticals,
Inc.*(a) 18,052 99,105
Biohaven Ltd.*(a) 5,475 145,142
Biomea Fusion, Inc.*(a) 1,880 19,214
Bioxcel Therapeutics, Inc.*(a) 1,915 7,689
Bluebird Bio, Inc.*(a) 10,093 29,774
Blueprint Medicines Corp.* 5,593 329,204
Bridgebio Pharma, Inc.*(a) 10,608 276,232
Cabaletta Bio, Inc.* 3,184 45,404
CareDx, Inc.* 4,840 26,184
Caribou Biosciences, Inc.* 6,896 25,032
Carisma Therapeutics, Inc.(a) 2,523 7,569
Catalyst Pharmaceuticals,
Inc.* 9,051 112,323
Celcuity, Inc.*(a) 1,631 17,370
Celldex Therapeutics, Inc.* 4,450 104,664
Century Therapeutics, Inc.*(a) 1,910 2,922
Cerevel Therapeutics
Holdings, Inc.* 5,856 138,494
Common Stocks
Shares Value ($)
Biotechnology
Cogent Biosciences, Inc.* 7,537 61,502
Coherus Biosciences, Inc.*(a) 9,257 31,011
Compass Therapeutics, Inc.* 8,635 15,543
Crinetics Pharmaceuticals,
Inc.* 6,024 176,443
Cue Biopharma, Inc.*(a) 3,270 6,867
Cullinan Oncology, Inc.* 2,452 22,877
Cytokinetics, Inc.*(a) 8,626 300,702
Day One Biopharmaceuticals,
Inc.* 5,833 69,004
Deciphera Pharmaceuticals,
Inc.* 5,060 60,669
Denali Therapeutics, Inc.* 10,909 205,416
Design Therapeutics, Inc.* 3,288 6,708
Disc Medicine, Inc.* 851 38,984
Dynavax Technologies Corp.* 11,867 168,630
Dyne Therapeutics, Inc.* 4,022 28,355
Eagle Pharmaceuticals, Inc.* 700 9,611
Editas Medicine, Inc.* 7,650 51,102
Emergent BioSolutions, Inc.* 4,708 9,840
Enanta Pharmaceuticals, Inc.* 2,036 18,365
Entrada Therapeutics, Inc.*(a) 2,025 32,420
EQRx, Inc.* 30,194 65,823
Erasca, Inc.*(a) 8,307 19,189
Fate Therapeutics, Inc.* 7,762 14,049
Fennec Pharmaceuticals, Inc.* 1,717 11,813
FibroGen, Inc.*(a) 8,480 4,588
Foghorn Therapeutics, Inc.*(a) 1,979 6,630
Genelux Corp.*(a) 1,682 24,406
Generation Bio Co.* 4,131 3,876
Geron Corp.* 47,124 89,536
Graphite Bio, Inc.* 2,652 6,603
Gritstone bio, Inc.* 8,305 15,779
Halozyme Therapeutics, Inc.* 12,088 409,421
Heron Therapeutics, Inc.*(a) 9,068 5,775
HilleVax, Inc.*(a) 2,021 22,231
Humacyte, Inc.*(a) 5,244 11,117
Icosavax, Inc.*(a) 2,280 14,022
Ideaya Biosciences, Inc.* 4,915 133,541
IGM Biosciences, Inc.*(a) 945 3,723
Immuneering Corp., Class
A*(a) 1,919 13,491
ImmunityBio, Inc.*(a) 10,432 32,756
ImmunoGen, Inc.* 21,931 325,895
Immunovant, Inc.* 4,931 162,970
Inhibrx, Inc.* 3,291 50,912
Inozyme Pharma, Inc.* 3,203 9,513
Insmed, Inc.*(a) 12,144 304,329
Intellia Therapeutics, Inc.*(a) 8,173 204,734
Intercept Pharmaceuticals,
Inc.*(a) 3,788 71,707
Iovance Biotherapeutics,
Inc.*(a) 21,272 81,259
Ironwood Pharmaceuticals,
Inc., Class A* 12,554 112,609
iTeos Therapeutics, Inc.* 2,365 23,792
Janux Therapeutics, Inc.* 1,849 11,871
KalVista Pharmaceuticals,
Inc.* 2,119 17,990
Karyopharm Therapeutics,
Inc.* 10,717 9,324
Keros Therapeutics, Inc.* 2,130 60,790

Nationwide Small Cap Index Fund - October 31, 2023 - Statement of Investments - 103
Common Stocks
Shares Value ($)
Biotechnology
Kezar Life Sciences, Inc.*(a) 7,413 5,346
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 42,212
Kodiak Sciences, Inc.* 3,213 4,659
Krystal Biotech, Inc.* 2,027 236,895
Kura Oncology, Inc.* 6,791 57,384
Kymera Therapeutics, Inc.* 3,656 42,666
Larimar Therapeutics, Inc.* 2,427 7,111
Lexicon Pharmaceuticals,
Inc.*(a) 7,325 9,083
Lineage Cell Therapeutics,
Inc.*(a) 12,211 13,921
Lyell Immunopharma, Inc.*(a) 15,810 26,166
MacroGenics, Inc.* 5,499 28,705
Madrigal Pharmaceuticals,
Inc.*(a) 1,243 163,305
MannKind Corp.*(a) 23,296 99,940
MeiraGTx Holdings plc* 2,997 13,546
Merrimack Pharmaceuticals,
Inc.* 991 12,120
Mersana Therapeutics, Inc.* 8,823 10,499
MiMedx Group, Inc.* 10,526 69,051
Mineralys Therapeutics, Inc.* 1,185 9,160
Mirum Pharmaceuticals, Inc.* 2,268 62,211
Monte Rosa Therapeutics,
Inc.*(a) 2,724 9,262
Morphic Holding, Inc.* 3,203 63,900
Myriad Genetics, Inc.* 7,447 116,024
Nkarta, Inc.*(a) 2,853 5,792
Novavax, Inc.*(a) 8,239 54,872
Nurix Therapeutics, Inc.* 4,204 23,500
Nuvalent, Inc., Class A* 2,269 118,192
Nuvectis Pharma, Inc.* 648 5,800
Ocean Biomedical, Inc.*(a) 1,269 2,132
Olema Pharmaceuticals,
Inc.*(a) 2,540 33,757
Omega Therapeutics, Inc.*(a) 2,306 3,159
Organogenesis Holdings, Inc.,
Class A*(a) 6,549 14,670
ORIC Pharmaceuticals, Inc.* 3,693 24,743
Outlook Therapeutics, Inc.*(a) 12,464 7,478
Ovid therapeutics, Inc.* 5,642 20,029
PDS Biotechnology Corp.*(a) 2,646 11,034
PepGen, Inc.*(a) 1,342 6,871
PMV Pharmaceuticals, Inc.* 3,466 5,234
Point Biopharma Global, Inc.* 8,299 105,065
Poseida Therapeutics, Inc.,
Class A* 6,431 12,991
Precigen, Inc.*(a) 9,031 10,205
Prelude Therapeutics, Inc.*(a) 1,278 2,160
Prime Medicine, Inc.*(a) 3,743 24,292
ProKidney Corp., Class A*(a) 4,110 6,699
Protagonist Therapeutics, Inc.* 5,075 73,791
Protalix BioTherapeutics, Inc.* 5,315 8,876
Prothena Corp. plc* 3,923 143,033
PTC Therapeutics, Inc.* 6,627 124,256
Rallybio Corp.*(a) 2,893 12,151
RAPT Therapeutics, Inc.* 2,693 35,413
Recursion Pharmaceuticals,
Inc., Class A*(a) 12,732 67,225
REGENXBIO, Inc.* 3,810 49,111
Relay Therapeutics, Inc.*(a) 8,279 54,641
Common Stocks
Shares Value ($)
Biotechnology
Reneo Pharmaceuticals,
Inc.*(a) 916 7,410
Replimune Group, Inc.* 3,855 56,167
REVOLUTION Medicines,
Inc.* 9,398 186,080
Rhythm Pharmaceuticals, Inc.* 4,608 106,491
Rigel Pharmaceuticals, Inc.* 15,130 12,214
Rocket Pharmaceuticals, Inc.* 5,025 90,952
Sage Therapeutics, Inc.*(a) 4,946 92,639
Sagimet Biosciences, Inc.,
Class A*(a) 539 1,973
Sana Biotechnology, Inc.* 9,235 27,336
Sangamo Therapeutics, Inc.* 12,951 8,162
Savara, Inc.* 8,961 32,797
Scholar Rock Holding
Corp.*(a) 3,961 46,581
Selecta Biosciences, Inc.*(a) 10,990 13,737
Seres Therapeutics, Inc.*(a) 9,205 14,084
SpringWorks Therapeutics,
Inc.* 5,514 126,271
Stoke Therapeutics, Inc.* 2,610 9,944
Summit Therapeutics, Inc.*(a) 10,965 21,272
Sutro Biopharma, Inc.* 4,977 13,687
Syndax Pharmaceuticals, Inc.* 6,234 87,775
Tango Therapeutics, Inc.* 4,015 33,726
Tenaya Therapeutics, Inc.*(a) 4,174 7,597
TG Therapeutics, Inc.* 12,985 100,374
Travere Therapeutics, Inc.* 6,893 44,667
Turnstone Biologics Corp.*(a) 1,220 4,343
Twist Bioscience Corp.*(a) 5,294 83,433
Tyra Biosciences, Inc.*(a) 1,150 13,340
UroGen Pharma Ltd.*(a) 1,851 20,750
Vanda Pharmaceuticals, Inc.* 4,830 21,155
Vaxcyte, Inc.* 8,700 418,470
Vaxxinity, Inc., Class A* 4,033 4,638
Vera Therapeutics, Inc., Class
A* 3,199 33,334
Veracyte, Inc.*(a) 6,707 138,969
Vericel Corp.* 4,488 157,888
Verve Therapeutics, Inc.*(a) 4,941 59,490
Vigil Neuroscience, Inc.*(a) 1,520 10,640
Viking Therapeutics, Inc.*(a) 9,098 89,251
Vir Biotechnology, Inc.* 7,925 62,845
Viridian Therapeutics, Inc.*(a) 3,993 49,913
Vor BioPharma, Inc.* 3,565 6,524
Voyager Therapeutics, Inc.* 3,005 19,743
X4 Pharmaceuticals, Inc.*(a) 11,650 9,326
Xencor, Inc.* 5,312 92,163
XOMA Corp.* 692 13,044
Y-mAbs Therapeutics, Inc.* 3,311 17,681
Zentalis Pharmaceuticals,
Inc.*(a) 5,423 88,720
Zura Bio Ltd., Class A*(a) 718 3,375
Zymeworks, Inc.* 5,051 35,458
12,370,871
Broadline Retail 0 .1%
Big Lots, Inc.(a) 2,797 12,754
ContextLogic, Inc., Class A*(a) 1,778 6,970
Dillard's, Inc., Class A(a) 323 100,276
Savers Value Village, Inc.* 2,355 35,254
155,254

104 - Statement of Investments - October 31, 2023 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Building Products 1 .9%
AAON, Inc. 6,296 343,006
American Woodmark Corp.* 1,564 105,148
Apogee Enterprises, Inc. 2,116 90,819
AZZ, Inc. 2,239 105,837
CSW Industrials, Inc. 1,421 251,886
Gibraltar Industries, Inc.* 2,831 172,295
Griffon Corp. 4,037 161,238
Insteel Industries, Inc. 1,735 48,424
Janus International Group,
Inc.* 7,824 73,233
JELD-WEN Holding, Inc.* 7,993 90,561
Masonite International Corp.* 2,110 166,985
Masterbrand, Inc.* 11,762 130,676
PGT Innovations, Inc.* 5,207 155,898
Quanex Building Products
Corp. 3,082 82,752
Resideo Technologies, Inc.* 13,697 198,332
Simpson Manufacturing Co.,
Inc. 3,985 530,722
UFP Industries, Inc. 5,560 529,145
Zurn Elkay Water Solutions
Corp. 13,746 363,719
3,600,676
Capital Markets 1 .4%
AlTi Global, Inc.*(a) 1,990 12,477
Artisan Partners Asset
Management, Inc., Class A 5,822 192,126
AssetMark Financial Holdings,
Inc.* 1,967 47,031
Avantax, Inc.* 3,469 89,535
B. Riley Financial, Inc.(a) 1,757 63,621
Bakkt Holdings, Inc.*(a) 6,042 6,102
BGC Group, Inc., Class A 28,944 169,901
Brightsphere Investment
Group, Inc. 2,928 45,852
Cohen & Steers, Inc. 2,378 124,227
Diamond Hill Investment
Group, Inc. 288 45,245
Donnelley Financial Solutions,
Inc.* 2,299 125,135
Forge Global Holdings, Inc.*(a) 10,398 26,411
GCM Grosvenor, Inc., Class A 4,036 32,490
Hamilton Lane, Inc., Class A 3,388 284,999
MarketWise, Inc. 2,999 6,508
Moelis & Co., Class A(a) 6,026 250,923
Open Lending Corp.* 9,355 56,036
P10, Inc., Class A 3,607 33,978
Patria Investments Ltd., Class
A 5,148 66,358
Perella Weinberg Partners,
Class A 3,673 36,032
Piper Sandler Cos. 1,636 228,795
PJT Partners, Inc., Class A 2,223 174,194
Sculptor Capital Management,
Inc., Class A 1,992 25,199
Silvercrest Asset Management
Group, Inc., Class A 750 13,312
StepStone Group, Inc., Class
A 5,054 143,028
StoneX Group, Inc.* 1,666 158,803
Value Line, Inc. 100 4,095
Common Stocks
Shares Value ($)
Capital Markets
Victory Capital Holdings, Inc.,
Class A 2,623 77,274
Virtus Investment Partners,
Inc. 662 121,960
WisdomTree, Inc. 12,971 80,420
2,742,067
Chemicals 1 .9%
AdvanSix, Inc. 2,468 67,993
American Vanguard Corp. 2,482 23,231
Aspen Aerogels, Inc.* 4,922 37,998
Avient Corp. 8,485 268,296
Balchem Corp. 2,954 343,373
Cabot Corp. 5,122 340,511
Chase Corp. 650 82,589
Core Molding Technologies,
Inc.* 733 18,750
Danimer Scientific, Inc., Class
A*(a) 8,565 12,248
Ecovyst, Inc.* 9,015 82,938
FutureFuel Corp. 2,709 17,744
Hawkins, Inc.(a) 1,819 104,465
HB Fuller Co. 4,977 329,229
Ingevity Corp.* 3,398 136,871
Innospec, Inc. 2,282 223,636
Intrepid Potash, Inc.* 920 18,299
Koppers Holdings, Inc. 1,968 71,970
Kronos Worldwide, Inc. 2,146 14,807
Livent Corp.*(a) 16,767 244,631
LSB Industries, Inc.* 5,204 47,408
Mativ Holdings, Inc. 4,895 64,124
Minerals Technologies, Inc. 3,055 165,153
Origin Materials, Inc.*(a) 9,380 9,272
Orion SA 5,273 107,042
Perimeter Solutions SA* 13,018 41,658
PureCycle Technologies,
Inc.*(a) 10,537 46,890
Quaker Chemical Corp. 1,268 182,237
Rayonier Advanced Materials,
Inc.* 5,855 16,218
Sensient Technologies Corp. 3,883 219,079
Stepan Co. 1,999 149,525
Trinseo plc 3,315 20,520
Tronox Holdings plc(a) 10,969 117,259
Valhi, Inc.(a) 254 2,835
3,628,799
Commercial Services & Supplies 1 .6%
ABM Industries, Inc. 6,079 239,148
ACCO Brands Corp. 8,832 44,690
ACV Auctions, Inc., Class A* 11,603 154,668
Aris Water Solutions, Inc.,
Class A(a) 2,357 19,681
BrightView Holdings, Inc.* 3,501 23,597
Brink's Co. (The) 4,283 286,361
Casella Waste Systems, Inc.,
Class A* 5,206 392,793
CECO Environmental Corp.* 2,810 45,466
Cimpress plc* 1,682 100,365
CoreCivic, Inc.* 10,507 133,439
Deluxe Corp. 4,087 69,683
Ennis, Inc. 2,418 51,649
Enviri Corp.* 7,619 43,733

Nationwide Small Cap Index Fund - October 31, 2023 - Statement of Investments - 105
Common Stocks
Shares Value ($)
Commercial Services & Supplies
GEO Group, Inc. (The)*(a) 10,846 94,794
Healthcare Services Group,
Inc. 7,109 67,536
HNI Corp. 4,248 147,363
Interface, Inc., Class A 5,456 48,504
LanzaTech Global, Inc.*(a) 1,952 6,871
Li-Cycle Holdings Corp.*(a) 12,416 16,637
Liquidity Services, Inc.* 2,163 41,681
Matthews International Corp.,
Class A 2,858 101,288
MillerKnoll, Inc. 7,109 167,062
Montrose Environmental
Group, Inc.* 2,674 61,823
NL Industries, Inc. 865 4,308
OPENLANE, Inc.* 10,103 135,683
Performant Financial Corp.* 6,368 14,837
Pitney Bowes, Inc.(a) 12,266 39,619
Quad/Graphics, Inc.* 2,252 11,012
SP Plus Corp.* 1,742 88,023
Steelcase, Inc., Class A 8,373 91,349
UniFirst Corp. 1,398 229,873
Viad Corp.* 1,911 46,304
VSE Corp.(a) 1,163 62,569
3,082,409
Communications Equipment 0 .6%
ADTRAN Holdings, Inc. 7,590 49,866
Aviat Networks, Inc.* 956 25,525
Calix, Inc.* 5,442 180,239
Cambium Networks Corp.* 985 4,905
Clearfield, Inc.*(a) 1,251 30,049
CommScope Holding Co.,
Inc.* 20,159 29,835
Comtech Telecommunications
Corp. 2,491 30,390
Digi International, Inc.*(a) 3,253 81,911
DZS, Inc.*(a) 1,867 2,371
Extreme Networks, Inc.* 11,746 242,203
Harmonic, Inc.*(a) 9,835 106,120
Infinera Corp.*(a) 19,314 56,590
KVH Industries, Inc.*(a) 1,775 8,307
NETGEAR, Inc.* 2,780 35,139
NetScout Systems, Inc.* 6,531 142,572
Ribbon Communications, Inc.* 9,194 17,285
Viavi Solutions, Inc.* 20,882 162,462
1,205,769
Construction & Engineering 1 .7%
Ameresco, Inc., Class A* 2,992 78,241
API Group Corp.* 19,348 500,533
Arcosa, Inc. 4,499 310,746
Argan, Inc. 1,090 49,857
Bowman Consulting Group
Ltd., Class A*(a) 951 25,268
Comfort Systems USA, Inc. 3,294 599,014
Concrete Pumping Holdings,
Inc.* 1,916 13,469
Construction Partners, Inc.,
Class A* 3,783 145,456
Dycom Industries, Inc.* 2,667 227,175
Eneti, Inc. 2,500 25,375
Fluor Corp.* 13,281 442,124
Granite Construction, Inc. 4,154 168,154
Common Stocks
Shares Value ($)
Construction & Engineering
Great Lakes Dredge & Dock
Corp.* 6,040 45,904
IES Holdings, Inc.* 745 46,361
INNOVATE Corp.*(a) 4,439 5,416
Limbach Holdings, Inc.* 871 25,956
MYR Group, Inc.* 1,520 176,062
Northwest Pipe Co.* 912 24,861
Primoris Services Corp. 4,987 149,909
Sterling Infrastructure, Inc.* 2,748 200,192
Tutor Perini Corp.* 4,143 29,871
3,289,944
Construction Materials 0 .4%
Knife River Corp.* 5,250 264,180
Summit Materials, Inc., Class
A* 11,087 364,762
United States Lime & Minerals,
Inc. 207 40,984
669,926
Consumer Finance 0 .7%
Atlanticus Holdings Corp.* 414 12,114
Bread Financial Holdings, Inc. 2,664 72,008
Consumer Portfolio Services,
Inc.* 949 8,778
Encore Capital Group, Inc.* 2,210 83,273
Enova International, Inc.* 2,831 112,900
FirstCash Holdings, Inc. 3,489 380,022
Green Dot Corp., Class A* 4,472 49,997
LendingClub Corp.* 9,755 50,629
LendingTree, Inc.* 1,071 14,169
Navient Corp. 8,385 133,405
Nelnet, Inc., Class A 1,323 112,204
NerdWallet, Inc., Class A*(a) 3,241 34,938
PRA Group, Inc.* 3,457 42,556
PROG Holdings, Inc.* 4,385 120,105
Regional Management Corp. 706 17,551
Upstart Holdings, Inc.*(a) 6,576 158,021
World Acceptance Corp.*(a) 378 37,278
1,439,948
Consumer Staples Distribution & Retail 0 .6%
Andersons, Inc. (The) 3,006 150,691
Chefs' Warehouse, Inc. (The)* 3,233 61,524
HF Foods Group, Inc.* 3,603 14,556
Ingles Markets, Inc., Class A 1,337 107,254
Natural Grocers by Vitamin
Cottage, Inc. 867 10,898
PriceSmart, Inc. 2,425 151,538
SpartanNash Co. 3,428 77,096
Sprouts Farmers Market, Inc.* 9,607 403,686
United Natural Foods, Inc.* 5,182 75,554
Village Super Market, Inc.,
Class A 852 20,849
Weis Markets, Inc.(a) 1,524 99,212
1,172,858
Containers & Packaging 0 .3%
Greif, Inc., Class A 2,258 143,383
Greif, Inc., Class B 509 32,607
Myers Industries, Inc. 3,553 59,584
O-I Glass, Inc.* 14,224 219,761
Pactiv Evergreen, Inc. 3,654 31,497

106 - Statement of Investments - October 31, 2023 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Containers & Packaging
Ranpak Holdings Corp., Class
A* 4,496 14,207
TriMas Corp.(a) 3,925 95,024
596,063
Distributors 0 .0%
†
Weyco Group, Inc. 665 19,232
Diversified Consumer Services 1 .2%
2U, Inc.* 7,335 15,550
Adtalem Global Education,
Inc.* 4,033 208,909
Carriage Services, Inc., Class
A 1,147 24,775
Chegg, Inc.* 11,103 83,606
Coursera, Inc.* 12,002 208,115
Duolingo, Inc., Class A*(a) 2,676 390,830
European Wax Center, Inc.,
Class A*(a) 3,232 47,737
Frontdoor, Inc.* 7,621 220,475
Graham Holdings Co., Class B 334 193,292
Laureate Education, Inc. 12,132 171,546
Lincoln Educational Services
Corp.* 2,241 19,161
Nerdy, Inc.* 6,145 18,927
OneSpaWorld Holdings Ltd.* 7,684 80,528
Perdoceo Education Corp. 6,267 113,370
Rover Group, Inc., Class A* 8,523 54,973
Strategic Education, Inc. 2,087 171,781
Stride, Inc.* 3,873 212,938
Udemy, Inc.* 8,121 72,521
Universal Technical Institute,
Inc.* 2,870 25,055
WW International, Inc.* 5,088 39,788
2,373,877
Diversified REITs 0 .6%
Alexander & Baldwin, Inc. 6,973 110,173
Alpine Income Property Trust,
Inc. 1,233 18,988
American Assets Trust, Inc. 4,762 84,526
Armada Hoffler Properties, Inc. 6,572 65,457
Broadstone Net Lease, Inc. 17,803 251,912
CTO Realty Growth, Inc. 2,215 35,861
Empire State Realty Trust,
Inc., Class A 11,998 97,064
Essential Properties Realty
Trust, Inc. 14,583 320,097
Gladstone Commercial Corp. 3,638 43,474
Global Net Lease, Inc. 18,107 143,770
One Liberty Properties, Inc. 1,527 28,097
Star Holdings* 1,243 14,232
1,213,651
Diversified Telecommunication Services 0 .5%
Anterix, Inc.* 1,185 36,131
AST SpaceMobile, Inc., Class
A*(a) 7,374 24,408
ATN International, Inc. 1,053 32,590
Bandwidth, Inc., Class A* 2,225 23,607
Charge Enterprises, Inc.*(a) 11,488 3,276
Cogent Communications
Holdings, Inc. 4,030 261,869
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Consolidated Communications
Holdings, Inc.* 6,909 28,811
EchoStar Corp., Class A* 3,201 44,366
Globalstar, Inc.* 65,367 92,168
IDT Corp., Class B* 1,317 36,942
Liberty Latin America Ltd.,
Class A* 3,836 26,200
Liberty Latin America Ltd.,
Class C* 13,217 90,536
Lumen Technologies, Inc.*(a) 95,427 139,323
Ooma, Inc.* 2,215 24,166
864,393
Electric Utilities 0 .8%
ALLETE, Inc. 5,455 292,061
Genie Energy Ltd., Class B 1,871 37,121
MGE Energy, Inc. 3,383 242,324
Otter Tail Corp. 3,797 292,141
PNM Resources, Inc.(a) 7,901 333,896
Portland General Electric Co. 9,049 362,141
1,559,684
Electrical Equipment 1 .4%
Allient, Inc. 1,253 34,583
Amprius Technologies, Inc.* 728 2,118
Array Technologies, Inc.* 13,898 240,852
Atkore, Inc.*(a) 3,610 448,651
Babcock & Wilcox Enterprises,
Inc.* 5,298 13,934
Blink Charging Co.*(a) 4,310 10,258
Bloom Energy Corp., Class
A*(a) 17,815 185,276
Dragonfly Energy Holdings
Corp.*(a) 3,830 3,156
Encore Wire Corp.(a) 1,490 266,457
Energy Vault Holdings, Inc.*(a) 7,057 14,185
EnerSys 3,869 331,109
Enovix Corp.*(a) 12,961 115,482
Eos Energy Enterprises,
Inc.*(a) 10,185 17,926
ESS Tech, Inc.*(a) 7,186 8,623
Fluence Energy, Inc., Class
A*(a) 3,725 64,517
FTC Solar, Inc.*(a) 6,641 7,106
FuelCell Energy, Inc.*(a) 40,016 43,617
GrafTech International Ltd. 18,419 63,546
LSI Industries, Inc. 2,476 36,843
NEXTracker, Inc., Class A* 4,634 161,078
NuScale Power Corp., Class
A*(a) 5,071 17,140
Powell Industries, Inc. 809 62,010
Preformed Line Products Co. 250 33,837
SES AI Corp.*(a) 11,816 21,387
Shoals Technologies Group,
Inc., Class A*(a) 15,941 244,854
SKYX Platforms Corp.*(a) 5,380 8,554
Stem, Inc.*(a) 13,663 46,181
SunPower Corp.*(a) 8,266 35,296
Thermon Group Holdings, Inc.* 3,123 83,353
TPI Composites, Inc.* 4,179 9,653
Vicor Corp.* 2,064 79,959
2,711,541

Nationwide Small Cap Index Fund - October 31, 2023 - Statement of Investments - 107
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 2 .7%
908 Devices, Inc.*(a) 2,243 13,301
Advanced Energy Industries,
Inc.(a) 3,488 304,363
Aeva Technologies, Inc.*(a) 9,995 4,978
Akoustis Technologies, Inc.*(a) 7,110 3,605
Arlo Technologies, Inc.* 8,109 68,845
Badger Meter, Inc. 2,722 377,133
Bel Fuse, Inc., Class B 990 53,638
Belden, Inc. 3,945 279,700
Benchmark Electronics, Inc. 3,283 79,481
Climb Global Solutions, Inc.(a) 393 17,481
CTS Corp. 2,909 108,826
Daktronics, Inc.* 3,101 29,832
ePlus, Inc.* 2,447 152,937
Evolv Technologies Holdings,
Inc.*(a) 10,663 45,318
Fabrinet* 3,417 529,635
FARO Technologies, Inc.* 1,740 22,394
Insight Enterprises, Inc.* 2,674 383,184
Iteris, Inc.*(a) 4,042 17,866
Itron, Inc.* 4,259 243,956
Kimball Electronics, Inc.* 2,274 59,579
Knowles Corp.* 8,479 110,142
Lightwave Logic, Inc.*(a) 10,788 48,870
Luna Innovations, Inc.* 3,040 17,267
Methode Electronics, Inc. 3,389 77,506
MicroVision, Inc.*(a) 17,123 32,362
Mirion Technologies, Inc.,
Class A*(a) 18,969 131,455
Napco Security Technologies,
Inc. 2,893 53,144
nLight, Inc.* 4,132 34,420
Novanta, Inc.* 3,316 437,911
OSI Systems, Inc.* 1,451 151,296
PAR Technology Corp.*(a) 2,418 70,581
PC Connection, Inc. 1,019 54,598
Petrocorp, Inc.*^∞ 1,500 0
Plexus Corp.*(a) 2,587 254,354
Richardson Electronics Ltd.(a) 1,133 12,995
Rogers Corp.* 1,593 195,764
Sanmina Corp.* 5,319 270,578
ScanSource, Inc.* 2,385 72,504
SmartRent, Inc., Class A*(a) 17,442 42,035
TTM Technologies, Inc.* 9,285 106,685
Vishay Intertechnology, Inc. 12,019 267,303
Vishay Precision Group, Inc.* 1,184 35,425
Vuzix Corp.*(a) 5,561 18,073
5,291,320
Energy Equipment & Services 3 .0%
Archrock, Inc. 12,741 161,428
Atlas Energy Solutions, Inc.(a) 1,541 28,062
Borr Drilling Ltd.* 20,429 125,230
Bristow Group, Inc., Class A* 2,183 57,064
Cactus, Inc., Class A(a) 5,997 281,499
ChampionX Corp.(a) 18,539 571,001
Core Laboratories, Inc.(a) 4,439 95,083
Diamond Offshore Drilling,
Inc.* 9,438 117,125
DMC Global, Inc.* 1,761 33,371
Dril-Quip, Inc.* 3,111 67,384
Expro Group Holdings NV* 8,144 128,268
Common Stocks
Shares Value ($)
Energy Equipment & Services
Forum Energy Technologies,
Inc.*(a) 928 20,202
Helix Energy Solutions Group,
Inc.*(a) 13,423 131,545
Helmerich & Payne, Inc. 9,003 356,249
KLX Energy Services
Holdings, Inc.* 1,199 12,326
Kodiak Gas Services, Inc.* 1,348 23,172
Liberty Energy, Inc., Class A(a) 15,248 300,386
Mammoth Energy Services,
Inc.* 2,205 8,930
Nabors Industries Ltd.*(a) 826 80,651
Newpark Resources, Inc.* 7,137 49,388
Noble Corp. plc 10,322 481,934
Oceaneering International,
Inc.* 9,423 207,212
Oil States International, Inc.* 6,072 44,083
Patterson-UTI Energy, Inc. 33,031 419,494
ProFrac Holding Corp., Class
A*(a) 2,187 20,601
ProPetro Holding Corp.* 9,336 97,841
Ranger Energy Services, Inc.,
Class A 1,470 17,067
RPC, Inc. 7,602 63,249
SEACOR Marine Holdings,
Inc.* 2,279 31,587
Seadrill Ltd.* 4,640 183,373
Select Water Solutions, Inc.,
Class A 7,259 54,007
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 26,491
TETRA Technologies, Inc.* 11,629 55,121
Tidewater, Inc.* 4,388 299,920
US Silica Holdings, Inc.* 7,001 84,502
Valaris Ltd.* 5,743 379,268
Weatherford International
plc*(a) 6,622 616,442
5,730,556
Entertainment 0 .4%
Atlanta Braves Holdings, Inc.,
Class A*(a) 911 34,536
Atlanta Braves Holdings, Inc.,
Class C* 4,084 142,042
Cinemark Holdings, Inc.* 10,058 165,856
IMAX Corp.* 4,062 73,969
Lions Gate Entertainment
Corp., Class A* 5,401 42,452
Lions Gate Entertainment
Corp., Class B* 10,678 79,658
Loop Media, Inc.*(a) 3,450 1,032
Madison Square Garden
Entertainment Corp., Class
A* 4,093 124,755
Marcus Corp. (The)(a) 2,314 35,960
Playstudios, Inc.* 8,493 24,035
Reservoir Media, Inc.* 1,940 10,922
Sphere Entertainment Co.* 2,320 76,351
Vivid Seats, Inc., Class A* 2,123 12,483
824,051
Financial Services 2 .4%
Acacia Research Corp.*(a) 3,597 12,913

108 - Statement of Investments - October 31, 2023 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Financial Services
Alerus Financial Corp. 1,793 31,037
A-Mark Precious Metals, Inc.
(a) 1,696 45,928
AvidXchange Holdings, Inc.* 14,334 123,846
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,539 57,331
Cannae Holdings, Inc.* 6,890 112,652
Cantaloupe, Inc.* 5,521 36,328
Cass Information Systems,
Inc. 1,246 47,111
Compass Diversified Holdings 5,920 101,706
Enact Holdings, Inc. 2,839 78,243
Essent Group Ltd. 9,884 466,920
EVERTEC, Inc. 6,016 191,188
Federal Agricultural Mortgage
Corp., Class C 840 124,790
Finance of America Cos., Inc.,
Class A* 3,164 3,291
Flywire Corp.* 9,096 244,591
I3 Verticals, Inc., Class A* 2,254 42,262
International Money Express,
Inc.* 2,941 46,938
Jackson Financial, Inc., Class
A 7,707 282,924
Marqeta, Inc., Class A* 45,414 234,790
Merchants Bancorp 1,389 41,517
Mr. Cooper Group, Inc.* 6,124 346,190
NewtekOne, Inc.(a) 2,206 30,597
NMI Holdings, Inc., Class A* 7,646 209,118
Ocwen Financial Corp.*(a) 608 14,616
Pagseguro Digital Ltd., Class
A* 18,801 132,735
Payoneer Global, Inc.* 24,193 140,077
Paysafe Ltd.*(a) 2,891 28,101
Paysign, Inc.*(a) 3,090 5,686
PennyMac Financial Services,
Inc.(a) 2,416 162,355
Priority Technology Holdings,
Inc.* 1,943 7,286
Radian Group, Inc.(a) 14,467 366,594
Remitly Global, Inc.* 12,196 328,438
Repay Holdings Corp., Class
A* 7,429 44,500
Security National Financial
Corp., Class A* 1,182 8,168
StoneCo Ltd., Class A* 26,993 267,636
SWK Holdings Corp.* 383 6,182
Velocity Financial, Inc.* 813 9,390
Walker & Dunlop, Inc.(a) 2,922 189,346
Waterstone Financial, Inc. 1,891 20,423
4,643,744
Food Products 1 .3%
Alico, Inc. 645 15,764
B&G Foods, Inc.(a) 6,581 53,109
Benson Hill, Inc.* 15,199 2,341
Beyond Meat, Inc.*(a) 5,571 33,259
BRC, Inc., Class A*(a) 3,540 10,266
Calavo Growers, Inc. 1,637 41,482
Cal-Maine Foods, Inc.(a) 3,550 160,850
Dole plc 6,772 77,336
Common Stocks
Shares Value ($)
Food Products
Forafric Global plc* 591 6,525
Fresh Del Monte Produce, Inc. 3,223 80,575
Hain Celestial Group, Inc.
(The)* 8,272 91,406
Hostess Brands, Inc., Class A* 12,406 414,360
J & J Snack Foods Corp. 1,385 216,905
John B Sanfilippo & Son, Inc. 832 85,080
Lancaster Colony Corp. 1,794 303,491
Limoneira Co. 1,657 23,678
Mission Produce, Inc.* 4,668 43,926
Seneca Foods Corp., Class A* 411 22,461
Simply Good Foods Co. (The)* 8,368 312,043
Sovos Brands, Inc.* 4,676 101,516
SunOpta, Inc.* 8,535 32,774
TreeHouse Foods, Inc.* 4,735 197,402
Utz Brands, Inc.(a) 6,821 83,148
Vital Farms, Inc.* 2,889 31,952
Westrock Coffee Co.*(a) 2,688 22,149
2,463,798
Gas Utilities 1 .0%
Brookfield Infrastructure Corp.,
Class A 11,184 288,100
Chesapeake Utilities Corp.(a) 1,626 144,080
New Jersey Resources Corp. 8,998 365,139
Northwest Natural Holding Co. 3,403 124,924
ONE Gas, Inc.(a) 5,138 310,335
RGC Resources, Inc. 758 11,855
Southwest Gas Holdings, Inc. 5,748 336,890
Spire, Inc.(a) 4,747 264,076
1,845,399
Ground Transportation 0 .5%
ArcBest Corp. 2,228 242,584
Covenant Logistics Group,
Inc., Class A 818 32,299
Daseke, Inc.* 2,911 12,925
FTAI Infrastructure, Inc. 9,366 28,660
Heartland Express, Inc. 4,265 49,730
Marten Transport Ltd. 5,523 97,094
PAM Transportation Services,
Inc.* 683 11,795
RXO, Inc.* 10,684 187,077
TuSimple Holdings, Inc., Class
A* 15,631 16,725
Universal Logistics Holdings,
Inc. 692 15,487
Werner Enterprises, Inc. 5,724 207,896
902,272
Health Care Equipment & Supplies 2 .8%
Accuray, Inc.*(a) 8,826 23,301
Alphatec Holdings, Inc.* 7,292 66,941
AngioDynamics, Inc.* 3,507 21,743
Artivion, Inc.*(a) 3,603 45,902
AtriCure, Inc.* 4,336 150,199
Atrion Corp. 134 45,825
Avanos Medical, Inc.* 4,251 78,048
Axogen, Inc.* 3,771 14,179
Axonics, Inc.* 4,564 233,722
Beyond Air, Inc.*(a) 2,426 5,653
Butterfly Network, Inc.* 12,189 10,323
Cerus Corp.* 15,938 22,313

Nationwide Small Cap Index Fund - October 31, 2023 - Statement of Investments - 109
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
ClearPoint Neuro, Inc.* 2,169 11,929
CONMED Corp. 2,841 276,884
Cutera, Inc.* 1,609 5,004
CVRx, Inc.* 1,052 14,076
Embecta Corp. 5,455 82,480
Glaukos Corp.* 4,362 297,488
Haemonetics Corp.*(a) 4,623 394,018
Inari Medical, Inc.* 4,902 297,600
Inmode Ltd.* 7,153 136,622
Inogen, Inc.* 2,418 10,808
Integer Holdings Corp.* 3,046 247,244
iRadimed Corp. 736 29,985
iRhythm Technologies, Inc.*(a) 2,853 224,018
KORU Medical Systems,
Inc.*(a) 3,308 7,509
Lantheus Holdings, Inc.* 6,302 407,109
LeMaitre Vascular, Inc. 1,782 86,570
LivaNova plc* 5,108 250,547
Merit Medical Systems, Inc.* 5,293 363,841
Nano-X Imaging Ltd.*(a) 4,125 20,831
Neogen Corp.* 20,274 301,880
Nevro Corp.* 3,458 49,899
Omnicell, Inc.* 4,222 150,050
OraSure Technologies, Inc.* 6,842 35,305
Orchestra BioMed Holdings,
Inc.*(a) 662 3,105
Orthofix Medical, Inc.* 3,217 35,516
OrthoPediatrics Corp.* 1,492 36,494
Outset Medical, Inc.* 4,731 16,748
Paragon 28, Inc.* 4,126 35,607
PROCEPT BioRobotics
Corp.*(a) 3,416 91,515
Pulmonx Corp.* 3,424 30,097
Pulse Biosciences, Inc.*(a) 1,528 6,907
RxSight, Inc.* 2,564 56,767
Sanara Medtech, Inc.*(a) 359 9,869
Semler Scientific, Inc.* 473 13,797
SI-BONE, Inc.* 3,373 57,375
Sight Sciences, Inc.* 2,106 3,338
Silk Road Medical, Inc.* 3,590 26,961
STAAR Surgical Co.* 4,495 187,981
Surmodics, Inc.* 1,282 37,768
Tactile Systems Technology,
Inc.* 2,202 24,046
Tela Bio, Inc.*(a) 1,502 8,772
TransMedics Group, Inc.*(a) 2,901 108,729
Treace Medical Concepts,
Inc.* 4,279 42,918
UFP Technologies, Inc.* 662 103,219
Utah Medical Products, Inc. 343 27,275
Varex Imaging Corp.*(a) 3,650 65,882
Vicarious Surgical, Inc., Class
A* 4,621 1,906
Zimvie, Inc.* 2,445 17,262
Zynex, Inc.*(a) 1,462 12,983
5,482,683
Health Care Providers & Services 2 .7%
23andMe Holding Co., Class
A*(a) 22,595 19,140
Accolade, Inc.* 6,235 40,527
AdaptHealth Corp., Class A* 8,836 64,768
Common Stocks
Shares Value ($)
Health Care Providers & Services
Addus HomeCare Corp.* 1,422 112,196
Agiliti, Inc.* 2,715 15,285
AirSculpt Technologies,
Inc.*(a) 871 5,226
Alignment Healthcare, Inc.* 7,996 55,012
AMN Healthcare Services,
Inc.* 3,706 281,137
Apollo Medical Holdings, Inc.* 3,865 120,627
Aveanna Healthcare Holdings,
Inc.* 3,656 5,045
Brookdale Senior Living, Inc.* 17,420 68,112
Cano Health, Inc.*(a) 22,608 2,973
CareMax, Inc.* 7,143 14,286
Castle Biosciences, Inc.*(a) 2,043 31,912
Community Health Systems,
Inc.* 11,774 25,196
CorVel Corp.*(a) 805 156,122
Cross Country Healthcare,
Inc.* 3,229 74,784
DocGo, Inc.*(a) 7,107 42,216
Enhabit, Inc.*(a) 4,766 35,125
Ensign Group, Inc. (The) 5,048 487,637
Fulgent Genetics, Inc.*(a) 1,996 47,784
Guardant Health, Inc.*(a) 10,523 272,335
HealthEquity, Inc.* 7,809 559,749
Hims & Hers Health, Inc.* 11,434 68,375
InfuSystem Holdings, Inc.* 1,719 16,468
Innovage Holding Corp.* 1,737 9,432
Invitae Corp.*(a) 22,450 13,598
Joint Corp. (The)* 1,297 10,130
LifeStance Health Group,
Inc.*(a) 10,043 58,551
ModivCare, Inc.* 1,124 47,478
National HealthCare Corp. 1,187 79,956
National Research Corp. 1,343 56,755
NeoGenomics, Inc.* 11,758 164,847
OPKO Health, Inc.* 38,556 48,195
Option Care Health, Inc.* 15,845 439,382
Owens & Minor, Inc.*(a) 6,839 98,003
P3 Health Partners, Inc.* 2,825 4,040
Patterson Cos., Inc. 7,996 243,558
Pediatrix Medical Group, Inc.* 7,793 89,308
Pennant Group, Inc. (The)* 2,429 26,403
PetIQ, Inc., Class A* 2,580 48,427
Privia Health Group, Inc.* 10,136 213,059
Progyny, Inc.* 7,256 223,920
Quipt Home Medical Corp.* 3,819 18,064
RadNet, Inc.* 5,490 148,010
Select Medical Holdings Corp. 9,771 222,095
Surgery Partners, Inc.* 6,391 147,824
US Physical Therapy, Inc. 1,341 112,792
Viemed Healthcare, Inc.* 3,230 20,381
5,166,245
Health Care REITs 0 .7%
CareTrust REIT, Inc. 9,522 204,913
Community Healthcare Trust,
Inc. 2,417 69,295
Diversified Healthcare Trust 22,423 46,416
Global Medical REIT, Inc. 5,727 49,596
LTC Properties, Inc. 3,914 123,721
National Health Investors, Inc. 3,827 191,503

110 - Statement of Investments - October 31, 2023 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care REITs
Physicians Realty Trust 22,539 244,774
Sabra Health Care REIT, Inc. 21,928 299,098
Universal Health Realty
Income Trust 1,227 47,166
1,276,482
Health Care Technology 0 .5%
American Well Corp., Class A* 22,693 26,551
Computer Programs &
Systems, Inc.* 1,315 18,528
Definitive Healthcare Corp.,
Class A*(a) 4,272 24,607
Evolent Health, Inc., Class A* 10,170 248,453
Health Catalyst, Inc.* 4,913 36,798
HealthStream, Inc. 2,210 56,134
Multiplan Corp.*(a) 34,721 58,678
NextGen Healthcare, Inc.* 5,012 119,887
OptimizeRx Corp.* 1,677 13,517
Phreesia, Inc.* 4,710 64,339
Schrodinger, Inc.* 5,078 110,193
Sharecare, Inc.* 29,319 30,785
Simulations Plus, Inc. 1,445 50,965
Veradigm, Inc.* 9,928 130,950
990,385
Hotel & Resort REITs 0 .9%
Apple Hospitality REIT, Inc. 20,275 317,912
Braemar Hotels & Resorts, Inc. 4,882 12,791
Chatham Lodging Trust 4,365 40,376
DiamondRock Hospitality Co. 20,192 156,084
Hersha Hospitality Trust, Class
A 2,727 27,052
Pebblebrook Hotel Trust 11,422 136,264
RLJ Lodging Trust 14,773 138,866
Ryman Hospitality Properties,
Inc. 5,401 462,326
Service Properties Trust 15,475 112,194
Summit Hotel Properties, Inc. 9,803 55,289
Sunstone Hotel Investors, Inc. 19,396 180,383
Xenia Hotels & Resorts, Inc. 10,670 124,092
1,763,629
Hotels, Restaurants & Leisure 2 .2%
Accel Entertainment, Inc.,
Class A* 4,806 47,339
Bally's Corp.* 2,772 25,281
Biglari Holdings, Inc., Class B* 64 9,457
BJ's Restaurants, Inc.* 2,094 53,858
Bloomin' Brands, Inc.(a) 8,288 193,442
Bluegreen Vacations Holding
Corp. 1,081 36,224
Bowlero Corp., Class A*(a) 2,764 27,889
Brinker International, Inc.* 4,066 137,919
Carrols Restaurant Group,
Inc.* 3,478 19,998
Century Casinos, Inc.* 2,834 12,413
Cheesecake Factory, Inc.
(The)(a) 4,510 140,126
Chuy's Holdings, Inc.* 1,758 59,174
Cracker Barrel Old Country
Store, Inc.(a) 2,080 138,029
Dave & Buster's
Entertainment, Inc.*(a) 3,345 116,874
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Denny's Corp.* 4,714 40,635
Dine Brands Global, Inc. 1,471 72,506
El Pollo Loco Holdings, Inc.* 2,709 22,620
Everi Holdings, Inc.* 7,648 82,522
First Watch Restaurant Group,
Inc.*(a) 1,918 32,050
Full House Resorts, Inc.* 3,100 11,625
Global Business Travel Group
I* 3,054 15,056
Golden Entertainment, Inc. 1,845 57,859
Hilton Grand Vacations, Inc.* 7,549 271,387
Inspired Entertainment, Inc.* 1,870 18,663
International Game
Technology plc 10,069 255,954
Jack in the Box, Inc. 1,896 119,789
Krispy Kreme, Inc.(a) 7,842 101,397
Kura Sushi USA, Inc., Class
A*(a) 552 31,541
Life Time Group Holdings,
Inc.*(a) 4,057 47,954
Light & Wonder, Inc.* 8,468 619,095
Lindblad Expeditions Holdings,
Inc.* 3,420 21,272
Monarch Casino & Resort, Inc. 1,225 73,733
Mondee Holdings, Inc., Class
A*(a) 4,296 15,852
Nathan's Famous, Inc. 267 17,478
Noodles & Co., Class A* 3,955 8,424
ONE Group Hospitality, Inc.
(The)* 1,852 8,167
Papa John's International, Inc.
(a) 3,053 198,506
PlayAGS, Inc.* 3,495 24,954
Portillo's, Inc., Class A* 4,021 60,114
Potbelly Corp.* 2,470 21,736
RCI Hospitality Holdings, Inc.
(a) 762 41,537
Red Robin Gourmet Burgers,
Inc.*(a) 1,502 12,151
Red Rock Resorts, Inc., Class
A(a) 4,508 178,291
Rush Street Interactive, Inc.* 5,505 19,653
Sabre Corp.* 30,405 106,418
SeaWorld Entertainment, Inc.* 3,404 146,644
Shake Shack, Inc., Class A* 3,565 199,783
Six Flags Entertainment Corp.* 6,548 130,305
Super Group SGHC Ltd.* 12,913 49,457
Sweetgreen, Inc., Class A* 8,789 90,790
Target Hospitality Corp.* 2,960 40,641
Xponential Fitness, Inc., Class
A*(a) 2,339 33,378
4,317,960
Household Durables 2 .0%
Beazer Homes USA, Inc.* 2,713 65,628
Cavco Industries, Inc.*(a) 816 203,600
Century Communities, Inc. 2,664 163,836
Cricut, Inc., Class A(a) 4,527 38,615
Dream Finders Homes, Inc.,
Class A*(a) 2,293 45,149
Ethan Allen Interiors, Inc. 2,056 53,991
GoPro, Inc., Class A* 12,312 30,903

Nationwide Small Cap Index Fund - October 31, 2023 - Statement of Investments - 111
Common Stocks
Shares Value ($)
Household Durables
Green Brick Partners, Inc.* 2,403 92,996
Helen of Troy Ltd.*(a) 2,253 221,515
Hooker Furnishings Corp.(a) 1,040 17,389
Hovnanian Enterprises, Inc.,
Class A* 430 29,876
Installed Building Products,
Inc.(a) 2,229 248,912
iRobot Corp.* 2,486 81,864
KB Home 6,797 300,427
Landsea Homes Corp.* 1,027 7,641
La-Z-Boy, Inc. 4,044 118,247
Legacy Housing Corp.* 917 16,974
LGI Homes, Inc.* 1,963 185,523
Lovesac Co. (The)* 1,259 20,723
M/I Homes, Inc.* 2,509 205,914
MDC Holdings, Inc. 5,358 203,336
Meritage Homes Corp. 3,357 382,765
Purple Innovation, Inc., Class
A(a) 5,433 5,270
Skyline Champion Corp.* 5,011 293,795
Snap One Holdings Corp.* 1,826 13,677
Sonos, Inc.* 12,089 130,319
Taylor Morrison Home Corp.,
Class A* 9,814 376,073
Traeger, Inc.* 3,642 9,578
Tri Pointe Homes, Inc.* 9,104 228,146
United Homes Group, Inc.*(a) 642 4,301
Vizio Holding Corp., Class A* 6,901 35,126
VOXX International Corp.,
Class A*(a) 668 6,126
3,838,235
Household Products 0 .4%
Central Garden & Pet Co.* 924 40,314
Central Garden & Pet Co.,
Class A* 3,556 141,138
Energizer Holdings, Inc. 6,599 208,396
Oil-Dri Corp. of America 465 26,635
WD-40 Co. 1,250 264,250
680,733
Independent Power and Renewable Electricity Producers
0 .3%
Altus Power, Inc., Class A*(a) 6,048 32,115
Montauk Renewables, Inc.* 5,920 59,555
Ormat Technologies, Inc. 4,977 306,284
Sunnova Energy International,
Inc.*(a) 8,983 82,015
479,969
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 2,500 35,550
Industrial REITs 0 .5%
Innovative Industrial
Properties, Inc. 2,585 185,681
LXP Industrial Trust 26,707 211,252
Plymouth Industrial REIT, Inc. 4,066 81,076
Terreno Realty Corp. 7,552 402,371
880,380
Insurance 2 .0%
Ambac Financial Group, Inc.* 4,156 50,412
Common Stocks
Shares Value ($)
Insurance
American Coastal Insurance
Corp.* 1,856 13,902
American Equity Investment
Life Holding Co. 7,241 383,483
AMERISAFE, Inc. 1,841 93,836
Argo Group International
Holdings Ltd. 3,004 89,639
BRP Group, Inc., Class A*(a) 5,556 116,287
CNO Financial Group, Inc. 10,489 243,135
Crawford & Co., Class A 1,679 15,363
Donegal Group, Inc., Class A 1,421 20,065
eHealth, Inc.* 2,314 19,854
Employers Holdings, Inc. 2,066 78,508
Enstar Group Ltd.* 1,130 267,776
F&G Annuities & Life, Inc. 1,773 54,413
Fidelis Insurance Holdings
Ltd.* 1,400 19,796
Genworth Financial, Inc.,
Class A* 43,304 259,391
GoHealth, Inc., Class A* 371 5,209
Goosehead Insurance, Inc.,
Class A* 2,040 132,335
Greenlight Capital Re Ltd.,
Class A* 2,258 25,177
HCI Group, Inc.(a) 550 32,434
Hippo Holdings, Inc.*(a) 992 7,142
Horace Mann Educators Corp. 3,716 117,909
Investors Title Co. 135 19,414
James River Group Holdings
Ltd. 2,974 40,893
Kingsway Financial Services,
Inc.* 1,007 7,774
Lemonade, Inc.*(a) 4,885 53,442
Maiden Holdings Ltd.*(a) 8,591 14,089
MBIA, Inc.* 4,444 30,575
Mercury General Corp. 2,549 78,713
National Western Life Group,
Inc., Class A 218 104,400
NI Holdings, Inc.* 857 10,875
Oscar Health, Inc., Class A* 14,638 74,947
Palomar Holdings, Inc.* 2,298 115,084
ProAssurance Corp. 4,993 84,881
Safety Insurance Group, Inc. 1,191 89,528
Selective Insurance Group,
Inc. 5,602 583,224
Selectquote, Inc.* 12,915 17,048
SiriusPoint Ltd.* 8,589 84,602
Skyward Specialty Insurance
Group, Inc.*(a) 2,156 60,691
Stewart Information Services
Corp. 2,529 110,441
Tiptree, Inc., Class A 2,112 31,912
Trupanion, Inc.*(a) 3,527 72,656
United Fire Group, Inc. 1,888 38,024
Universal Insurance Holdings,
Inc. 2,267 35,501
3,804,780
Interactive Media & Services 0 .7%
Bumble, Inc., Class A* 9,311 125,140
Cargurus, Inc., Class A* 9,195 158,430
Cars.com, Inc.* 6,182 94,152

112 - Statement of Investments - October 31, 2023 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Interactive Media & Services
DHI Group, Inc.* 3,527 9,664
Eventbrite, Inc., Class A* 7,312 60,543
EverQuote, Inc., Class A* 1,856 15,943
fuboTV, Inc.*(a) 26,340 63,743
Grindr, Inc.* 3,881 23,092
MediaAlpha, Inc., Class A* 1,872 19,244
Nextdoor Holdings, Inc.* 13,774 25,069
Outbrain, Inc.* 3,099 13,233
QuinStreet, Inc.* 4,917 55,611
Shutterstock, Inc.(a) 2,337 95,069
System1, Inc.*(a) 2,344 2,719
TrueCar, Inc.* 8,503 15,560
Vimeo, Inc.* 12,941 39,858
Yelp, Inc., Class A* 6,269 264,489
Ziff Davis, Inc.* 4,360 263,606
ZipRecruiter, Inc., Class A* 6,555 69,811
1,414,976
IT Services 0 .4%
BigBear.ai Holdings, Inc.*(a) 2,606 3,310
BigCommerce Holdings, Inc.,
Series 1* 5,937 52,780
Brightcove, Inc.* 4,060 12,505
DigitalOcean Holdings, Inc.*(a) 5,723 117,092
Fastly, Inc., Class A* 10,990 161,223
Grid Dynamics Holdings, Inc.* 5,288 53,620
Hackett Group, Inc. (The) 2,220 49,484
Information Services Group,
Inc. 2,880 11,693
Perficient, Inc.* 3,131 182,193
Rackspace Technology, Inc.* 4,830 5,893
Squarespace, Inc., Class A* 4,230 120,174
Thoughtworks Holding, Inc.* 8,762 29,703
Tucows, Inc., Class A*(a) 959 16,197
Unisys Corp.* 6,278 17,453
833,320
Leisure Products 0 .4%
Acushnet Holdings Corp.(a) 2,842 144,828
AMMO, Inc.*(a) 8,211 23,894
Clarus Corp.(a) 2,530 14,649
Escalade, Inc. 942 16,052
Funko, Inc., Class A*(a) 3,050 23,515
JAKKS Pacific, Inc.* 684 11,471
Johnson Outdoors, Inc., Class
A 496 23,585
Latham Group, Inc.* 4,039 9,249
Malibu Boats, Inc., Class A*(a) 1,910 83,314
Marine Products Corp. 694 6,760
MasterCraft Boat Holdings,
Inc.* 1,622 33,154
Smith & Wesson Brands, Inc. 4,217 62,116
Solo Brands, Inc., Class A* 2,035 7,835
Sturm Ruger & Co., Inc. 1,573 87,066
Topgolf Callaway Brands
Corp.*(a) 13,474 164,652
Vista Outdoor, Inc.*(a) 5,237 131,553
843,693
Life Sciences Tools & Services 0 .3%
Adaptive Biotechnologies
Corp.* 10,374 46,060
Akoya Biosciences, Inc.* 1,283 4,490
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
BioLife Solutions, Inc.* 3,363 33,966
Codexis, Inc.* 5,840 9,694
CryoPort, Inc.*(a) 3,757 36,443
Cytek Biosciences, Inc.*(a) 11,127 46,845
Harvard Bioscience, Inc.* 3,702 16,252
MaxCyte, Inc.* 8,706 25,770
Mesa Laboratories, Inc. 478 44,851
NanoString Technologies,
Inc.*(a) 4,336 5,984
Nautilus Biotechnology, Inc.,
Class A* 4,017 10,283
OmniAb, Inc.* 8,823 40,145
OmniAb, Inc.*^∞ 1,082 0
Pacific Biosciences of
California, Inc.*(a) 22,948 141,819
Quanterix Corp.* 3,133 68,049
Quantum-Si, Inc.*(a) 8,046 9,655
Seer, Inc., Class A*(a) 5,351 8,776
SomaLogic, Inc.*(a) 12,898 28,762
577,844
Machinery 3 .5%
374Water, Inc.*(a) 5,604 9,639
3D Systems Corp.* 12,081 45,062
Alamo Group, Inc. 958 153,567
Albany International Corp.,
Class A 2,842 231,936
Astec Industries, Inc. 2,172 86,967
Barnes Group, Inc. 4,491 93,368
Blue Bird Corp.* 1,506 27,424
Chart Industries, Inc.*(a) 3,963 460,619
Columbus McKinnon Corp. 2,655 81,163
Commercial Vehicle Group,
Inc.* 3,040 21,189
Desktop Metal, Inc., Class
A*(a) 27,186 23,554
Douglas Dynamics, Inc. 2,141 51,983
Energy Recovery, Inc.*(a) 5,121 77,839
Enerpac Tool Group Corp.,
Class A 5,299 149,962
EnPro Industries, Inc. 1,965 218,233
ESCO Technologies, Inc. 2,312 224,773
Federal Signal Corp. 5,503 319,394
Franklin Electric Co., Inc.(a) 4,247 368,300
Gencor Industries, Inc.* 997 14,157
Gorman-Rupp Co. (The) 2,152 63,592
Greenbrier Cos., Inc. (The)(a) 2,806 97,060
Helios Technologies, Inc. 3,048 157,643
Hillenbrand, Inc. 6,397 243,278
Hillman Solutions Corp.* 17,767 116,552
Hyliion Holdings Corp.* 13,719 8,181
Hyster-Yale Materials
Handling, Inc. 1,034 41,370
John Bean Technologies Corp.
(a) 2,996 311,644
Kadant, Inc. 1,068 234,960
Kennametal, Inc. 7,661 177,046
Lindsay Corp. 1,026 128,168
Luxfer Holdings plc 2,745 22,701
Manitowoc Co., Inc. (The)* 3,253 41,638
Mayville Engineering Co., Inc.* 1,045 12,634
Microvast Holdings, Inc.*(a) 9,877 12,149

Nationwide Small Cap Index Fund - October 31, 2023 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Machinery
Miller Industries, Inc. 1,051 38,225
Mueller Industries, Inc.(a) 10,354 390,449
Mueller Water Products, Inc.,
Class A 14,702 181,864
Nikola Corp.*(a) 56,187 60,682
Omega Flex, Inc.(a) 304 22,213
Park-Ohio Holdings Corp. 794 18,008
Proto Labs, Inc.* 2,460 58,081
REV Group, Inc. 3,063 43,617
Shyft Group, Inc. (The) 3,333 36,596
SPX Technologies, Inc.* 4,083 327,130
Standex International Corp. 1,123 161,229
Tennant Co. 1,685 125,061
Terex Corp. 6,313 289,135
Titan International, Inc.* 4,784 54,346
Trinity Industries, Inc. 7,447 155,121
Velo3D, Inc.*(a) 9,504 12,545
Wabash National Corp.(a) 4,334 89,670
Watts Water Technologies,
Inc., Class A 2,529 437,542
6,829,259
Marine Transportation 0 .3%
Costamare, Inc.(a) 4,375 39,506
Eagle Bulk Shipping, Inc.(a) 878 35,822
Genco Shipping & Trading Ltd. 3,992 52,575
Golden Ocean Group Ltd. 11,113 80,569
Himalaya Shipping Ltd.* 501 2,275
Matson, Inc. 3,298 287,091
Pangaea Logistics Solutions
Ltd. 3,447 19,958
Safe Bulkers, Inc. 5,998 18,834
536,630
Media 0 .7%
Advantage Solutions, Inc.*(a) 7,239 16,650
AMC Networks, Inc., Class A* 3,068 36,202
Boston Omaha Corp., Class A* 2,239 31,861
Cardlytics, Inc.* 3,087 38,248
Clear Channel Outdoor
Holdings, Inc.*(a) 34,415 37,857
Daily Journal Corp.* 125 36,361
Emerald Holding, Inc.*(a) 1,555 7,744
Entravision Communications
Corp., Class A 5,926 21,215
EW Scripps Co. (The), Class
A*(a) 5,864 32,076
Gambling.com Group Ltd.* 980 12,701
Gannett Co., Inc.* 13,690 32,035
Gray Television, Inc. 7,472 48,717
iHeartMedia, Inc., Class A* 9,650 22,678
Integral Ad Science Holding
Corp.* 4,434 50,902
John Wiley & Sons, Inc., Class
A 4,024 121,806
Magnite, Inc.*(a) 12,499 82,993
PubMatic, Inc., Class A* 3,996 45,035
Scholastic Corp. 2,532 93,431
Sinclair, Inc.(a) 3,229 35,099
Stagwell, Inc., Class A*(a) 7,354 30,298
TechTarget, Inc.* 2,445 61,565
TEGNA, Inc. 18,813 272,977
Thryv Holdings, Inc.* 2,934 51,140
Common Stocks
Shares Value ($)
Media
Townsquare Media, Inc., Class
A 1,105 9,503
Urban One, Inc.* 479 2,544
Urban One, Inc., Class A* 401 2,177
WideOpenWest, Inc.* 4,967 34,968
1,268,783
Metals & Mining 1 .9%
5E Advanced Materials,
Inc.*(a) 3,697 8,318
Alpha Metallurgical Resources,
Inc. 1,167 256,693
Arch Resources, Inc. 1,695 255,657
ATI, Inc.* 12,067 455,771
Caledonia Mining Corp. plc 1,553 17,192
Carpenter Technology Corp. 4,443 278,665
Century Aluminum Co.* 4,849 32,052
Coeur Mining, Inc.* 30,254 75,938
Commercial Metals Co. 10,859 459,227
Compass Minerals
International, Inc. 3,168 78,060
Constellium SE, Class A* 11,975 189,205
Contango ORE, Inc.*(a) 353 6,019
Dakota Gold Corp.* 4,450 12,816
Haynes International, Inc. 1,106 47,586
Hecla Mining Co. 56,876 231,485
i-80 Gold Corp.* 18,281 25,593
Ivanhoe Electric, Inc.*(a) 5,281 54,077
Kaiser Aluminum Corp. 1,494 84,859
Materion Corp. 1,908 185,038
Novagold Resources, Inc.* 21,893 77,063
Olympic Steel, Inc. 906 45,998
Perpetua Resources Corp.* 3,574 12,902
Piedmont Lithium, Inc.*(a) 1,680 46,150
PolyMet Mining Corp.* 1,935 4,063
Ramaco Resources, Inc.,
Class A(a) 2,232 26,293
Ramaco Resources, Inc.,
Class B 446 5,579
Ryerson Holding Corp. 2,133 61,964
Schnitzer Steel Industries,
Inc., Class A 2,434 55,276
SunCoke Energy, Inc. 7,952 75,624
TimkenSteel Corp.* 4,068 82,702
Tredegar Corp. 2,642 11,836
Warrior Met Coal, Inc. 4,831 235,415
Worthington Industries, Inc. 2,865 176,541
3,671,657
Mortgage Real Estate Investment Trusts (REITs) 1 .2%
AFC Gamma, Inc. 1,587 16,790
Angel Oak Mortgage REIT, Inc. 1,273 10,655
Apollo Commercial Real
Estate Finance, Inc. 13,304 132,508
Arbor Realty Trust, Inc. 15,526 195,783
Ares Commercial Real Estate
Corp. 4,706 43,154
ARMOUR Residential REIT,
Inc. 4,214 61,398
Blackstone Mortgage Trust,
Inc., Class A 15,984 318,881
BrightSpire Capital, Inc., Class
A 12,198 69,041

114 - Statement of Investments - October 31, 2023 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Chicago Atlantic Real Estate
Finance, Inc. 1,549 21,825
Chimera Investment Corp. 21,856 104,909
Claros Mortgage Trust, Inc. 8,350 87,091
Dynex Capital, Inc. 5,118 51,385
Ellington Financial, Inc. 6,095 73,323
Franklin BSP Realty Trust, Inc. 7,881 99,379
Granite Point Mortgage Trust,
Inc. 4,847 20,357
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 9,635 165,144
Invesco Mortgage Capital, Inc. 3,972 27,129
KKR Real Estate Finance
Trust, Inc. 5,503 57,451
Ladder Capital Corp., Class A 10,679 107,965
MFA Financial, Inc. 9,813 87,238
New York Mortgage Trust, Inc. 8,611 67,080
Nexpoint Real Estate Finance,
Inc. 982 14,563
Orchid Island Capital, Inc. 4,066 25,534
PennyMac Mortgage
Investment Trust 8,213 103,894
Ready Capital Corp. 15,167 143,025
Redwood Trust, Inc. 10,844 68,100
TPG RE Finance Trust, Inc. 5,816 32,046
Two Harbors Investment Corp. 8,834 102,563
2,308,211
Multi-Utilities 0 .4%
Avista Corp. 6,736 213,464
Black Hills Corp. 6,311 305,137
Northwestern Energy Group,
Inc. 5,579 267,848
Unitil Corp. 1,484 67,774
854,223
Office REITs 0 .7%
Brandywine Realty Trust 16,082 60,147
City Office REIT, Inc. 3,848 14,661
COPT Defense Properties 10,491 239,195
Douglas Emmett, Inc. 7,835 87,830
Easterly Government
Properties, Inc., Class A 8,777 94,440
Equity Commonwealth 9,732 184,324
Hudson Pacific Properties, Inc. 12,917 57,610
JBG SMITH Properties 10,388 133,694
Office Properties Income Trust 4,572 20,528
Orion Office REIT, Inc. 5,993 28,646
Paramount Group, Inc. 17,693 75,726
Peakstone Realty Trust 3,368 43,515
Piedmont Office Realty Trust,
Inc., Class A 11,853 61,754
Postal Realty Trust, Inc., Class
A 1,588 21,025
SL Green Realty Corp. 5,278 154,593
1,277,688
Oil, Gas & Consumable Fuels 5 .7%
Amplify Energy Corp.*(a) 3,022 21,003
Ardmore Shipping Corp. 3,769 50,090
Berry Corp. 6,941 57,957
California Resources Corp.(a) 6,643 349,355
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Callon Petroleum Co.*(a) 5,801 216,667
Centrus Energy Corp., Class
A* 1,140 60,500
Chord Energy Corp. 3,875 640,615
Civitas Resources, Inc. 6,467 487,806
Clean Energy Fuels Corp.* 16,347 57,051
CNX Resources Corp.*(a) 14,755 320,479
Comstock Resources, Inc.(a) 8,520 107,352
CONSOL Energy, Inc.(a) 3,118 286,513
Crescent Energy Co., Class A 3,628 44,189
CVR Energy, Inc.(a) 3,042 99,626
Delek US Holdings, Inc. 6,244 164,529
Denbury, Inc.* 4,692 417,072
DHT Holdings, Inc. 12,616 140,290
Dorian LPG Ltd. 2,883 92,170
Earthstone Energy, Inc., Class
A* 5,408 114,487
Empire Petroleum Corp.* 977 8,168
Encore Energy Corp.*(a) 13,400 44,220
Energy Fuels, Inc.*(a) 14,548 116,529
Enviva, Inc.(a) 2,963 10,726
Equitrans Midstream Corp. 40,683 360,858
Evolution Petroleum Corp.(a) 2,985 19,194
Excelerate Energy, Inc., Class
A 1,744 24,800
FLEX LNG Ltd. 2,848 86,978
Gevo, Inc.*(a) 24,450 26,162
Golar LNG Ltd. 9,407 210,999
Granite Ridge Resources, Inc.
(a) 2,459 15,147
Green Plains, Inc.*(a) 3,466 101,831
Gulfport Energy Corp.* 1,018 125,835
Hallador Energy Co.*(a) 2,162 30,225
HighPeak Energy, Inc.(a) 1,081 19,145
International Seaways, Inc. 3,727 179,231
Kinetik Holdings, Inc., Class
A(a) 1,598 56,633
Kosmos Energy Ltd.* 42,566 308,178
Magnolia Oil & Gas Corp.,
Class A(a) 17,084 383,536
Matador Resources Co. 10,564 651,693
Murphy Oil Corp. 13,879 622,751
NACCO Industries, Inc., Class
A 402 13,889
NextDecade Corp.*(a) 3,216 14,118
Nordic American Tankers Ltd. 18,361 84,277
Northern Oil and Gas, Inc.(a) 7,542 289,160
Overseas Shipholding Group,
Inc., Class A* 5,462 26,709
Par Pacific Holdings, Inc.* 5,414 177,687
PBF Energy, Inc., Class A 10,630 505,244
Peabody Energy Corp. 11,562 272,748
Permian Resources Corp.,
Class A(a) 25,637 373,531
PrimeEnergy Resources
Corp.* 71 7,591
REX American Resources
Corp.* 1,590 60,436
Riley Exploration Permian, Inc. 807 25,542
Ring Energy, Inc.*(a) 9,352 16,273
SandRidge Energy, Inc.(a) 1,979 31,367
Scorpio Tankers, Inc. 4,595 258,009

Nationwide Small Cap Index Fund - October 31, 2023 - Statement of Investments - 115
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
SFL Corp. Ltd. 10,456 113,552
SilverBow Resources, Inc.* 1,673 57,049
Sitio Royalties Corp., Class A 7,406 183,076
SM Energy Co. 11,288 455,132
Talos Energy, Inc.* 10,201 158,116
Teekay Corp.* 5,759 40,486
Teekay Tankers Ltd., Class A 2,270 112,819
Tellurian, Inc.*(a) 47,968 33,098
Uranium Energy Corp.* 33,655 200,247
VAALCO Energy, Inc. 10,190 45,549
Verde Clean Fuels, Inc.*(a) 663 2,785
Vertex Energy, Inc.*(a) 6,390 27,541
Vital Energy, Inc.*(a) 1,591 79,614
Vitesse Energy, Inc. 2,373 56,216
W&T Offshore, Inc.* 9,007 37,379
World Kinect Corp. 5,744 106,264
10,996,094
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 1,580 53,420
Glatfelter Corp.* 4,694 8,120
Sylvamo Corp. 3,339 147,918
209,458
Passenger Airlines 0 .4%
Allegiant Travel Co.(a) 1,476 98,331
Blade Air Mobility, Inc.* 5,011 10,673
Frontier Group Holdings,
Inc.*(a) 3,702 12,550
Hawaiian Holdings, Inc.*(a) 4,651 19,581
JetBlue Airways Corp.*(a) 31,314 117,741
Joby Aviation, Inc.*(a) 25,271 133,178
SkyWest, Inc.* 4,104 173,066
Spirit Airlines, Inc. 10,282 118,037
Sun Country Airlines Holdings,
Inc.* 3,141 40,896
724,053
Personal Care Products 0 .9%
Beauty Health Co. (The)*(a) 7,616 30,845
BellRing Brands, Inc.* 12,462 544,963
Edgewell Personal Care Co. 4,872 170,033
elf Beauty, Inc.* 4,918 455,554
Herbalife Ltd.*(a) 9,161 130,544
Inter Parfums, Inc. 1,711 217,485
Medifast, Inc.(a) 1,006 69,575
Nature's Sunshine Products,
Inc.* 1,134 20,299
Nu Skin Enterprises, Inc.,
Class A 4,818 91,494
USANA Health Sciences, Inc.* 1,073 48,875
Waldencast plc, Class A*(a) 3,222 24,745
1,804,412
Pharmaceuticals 1 .7%
Aclaris Therapeutics, Inc.* 6,353 31,638
Amneal Pharmaceuticals, Inc.* 10,204 39,489
Amphastar Pharmaceuticals,
Inc.*(a) 3,537 160,120
Amylyx Pharmaceuticals, Inc.* 4,519 73,705
ANI Pharmaceuticals, Inc.* 1,332 82,238
Arvinas, Inc.* 4,598 74,120
Assertio Holdings, Inc.*(a) 8,400 18,060
Atea Pharmaceuticals, Inc.* 7,410 24,082
Common Stocks
Shares Value ($)
Pharmaceuticals
Axsome Therapeutics, Inc.* 3,278 204,154
Biote Corp., Class A* 1,325 7,062
Bright Green Corp.*(a) 7,756 2,825
Cara Therapeutics, Inc.* 4,282 5,524
Cassava Sciences, Inc.*(a) 3,727 75,099
Citius Pharmaceuticals, Inc.* 11,629 8,752
Collegium Pharmaceutical,
Inc.* 3,264 71,025
Corcept Therapeutics, Inc.*(a) 7,396 207,680
CorMedix, Inc.*(a) 4,222 14,693
Cymabay Therapeutics,
Inc.*(a) 8,931 146,290
Edgewise Therapeutics, Inc.* 3,852 24,653
Enliven Therapeutics, Inc.*(a) 2,209 27,369
Evolus, Inc.* 3,918 29,777
Eyenovia, Inc.* 2,721 3,537
EyePoint Pharmaceuticals,
Inc.*(a) 2,729 16,429
Harmony Biosciences
Holdings, Inc.* 3,122 73,492
Harrow, Inc.*(a) 2,461 35,278
Ikena Oncology, Inc.* 2,012 8,108
Innoviva, Inc.*(a) 5,283 65,562
Intra-Cellular Therapies, Inc.* 8,708 433,310
Ligand Pharmaceuticals, Inc.* 1,578 82,514
Liquidia Corp.*(a) 4,270 27,798
Longboard Pharmaceuticals,
Inc.* 1,474 7,982
Marinus Pharmaceuticals, Inc.* 4,715 32,722
NGM Biopharmaceuticals,
Inc.* 3,797 3,227
Nuvation Bio, Inc.* 14,237 13,719
Ocular Therapeutix, Inc.*(a) 7,507 21,395
Omeros Corp.*(a) 5,761 6,856
Optinose, Inc.*(a) 6,899 7,796
Pacira BioSciences, Inc.* 4,234 119,653
Phathom Pharmaceuticals,
Inc.*(a) 3,036 28,235
Phibro Animal Health Corp.,
Class A 2,135 23,314
Pliant Therapeutics, Inc.* 5,347 78,440
Prestige Consumer
Healthcare, Inc.* 4,597 272,878
Revance Therapeutics, Inc.*(a) 7,770 61,305
Scilex Holding Co.*(a) 6,009 11,237
scPharmaceuticals, Inc.*(a) 2,733 14,622
SIGA Technologies, Inc.(a) 4,443 22,659
Supernus Pharmaceuticals,
Inc.* 4,647 110,831
Taro Pharmaceutical Industries
Ltd.* 774 26,285
Tarsus Pharmaceuticals,
Inc.*(a) 2,231 31,769
Terns Pharmaceuticals,
Inc.*(a) 4,055 21,329
Theravance Biopharma,
Inc.*(a) 5,073 47,889
Theseus Pharmaceuticals,
Inc.* 1,731 3,981
Third Harmonic Bio, Inc.*(a) 1,143 7,315
Trevi Therapeutics, Inc.*(a) 3,939 7,011

116 - Statement of Investments - October 31, 2023 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Ventyx Biosciences, Inc.* 4,428 63,852
Verrica Pharmaceuticals,
Inc.*(a) 1,975 7,268
WaVe Life Sciences Ltd.*(a) 5,595 30,101
Xeris Biopharma Holdings,
Inc.*(a) 11,522 21,085
Zevra Therapeutics, Inc.*(a) 3,282 14,703
3,193,842
Professional Services 2 .5%
Alight, Inc., Class A* 36,830 244,551
ASGN, Inc.* 4,462 372,398
Asure Software, Inc.* 1,830 15,482
Barrett Business Services, Inc. 597 54,602
BlackSky Technology, Inc.,
Class A*(a) 11,187 13,312
CBIZ, Inc.* 4,378 227,481
Conduent, Inc.* 16,082 51,302
CRA International, Inc. 674 65,452
CSG Systems International,
Inc.(a) 2,911 136,409
ExlService Holdings, Inc.* 15,130 395,044
Exponent, Inc. 4,681 343,070
First Advantage Corp. 4,905 63,814
FiscalNote Holdings, Inc.* 5,892 7,836
Forrester Research, Inc.* 1,137 26,378
Franklin Covey Co.* 1,042 41,065
Heidrick & Struggles
International, Inc. 1,849 45,005
HireQuest, Inc.(a) 507 7,727
HireRight Holdings Corp.* 1,409 12,977
Huron Consulting Group, Inc.* 1,774 176,265
IBEX Holdings Ltd.* 1,125 18,360
ICF International, Inc. 1,737 220,130
Innodata, Inc.*(a) 2,387 17,902
Insperity, Inc. 3,384 358,163
Kelly Services, Inc., Class A 3,187 56,888
Kforce, Inc. 1,822 111,215
Korn Ferry 4,882 222,229
Legalzoom.com, Inc.* 9,858 98,284
Maximus, Inc. 5,654 422,467
Mistras Group, Inc.* 1,971 10,781
NV5 Global, Inc.* 1,253 118,221
Planet Labs PBC*(a) 14,881 32,143
Resources Connection, Inc. 2,989 40,262
Skillsoft Corp.*(a) 349 6,561
Sterling Check Corp.*(a) 2,931 32,769
TriNet Group, Inc.* 3,505 360,139
TrueBlue, Inc.* 2,537 28,085
TTEC Holdings, Inc. 1,893 38,958
Upwork, Inc.* 11,320 118,294
Verra Mobility Corp., Class A* 12,833 253,708
Willdan Group, Inc.* 1,086 19,157
4,884,886
Real Estate Management & Development 0 .7%
American Realty Investors,
Inc.*(a) 278 3,489
Anywhere Real Estate, Inc.* 9,989 46,649
Compass, Inc., Class A*(a) 26,321 52,115
Cushman & Wakefield plc* 14,864 109,548
DigitalBridge Group, Inc. 14,831 235,071
Douglas Elliman, Inc. 7,243 12,820
Common Stocks
Shares Value ($)
Real Estate Management & Development
eXp World Holdings, Inc.(a) 6,547 86,879
Forestar Group, Inc.* 1,740 41,325
FRP Holdings, Inc.* 633 34,049
Kennedy-Wilson Holdings, Inc. 11,135 143,307
Marcus & Millichap, Inc. 2,270 65,149
Maui Land & Pineapple Co.,
Inc.* 714 10,453
Newmark Group, Inc., Class A 13,486 76,466
Opendoor Technologies, Inc.* 51,669 98,171
RE/MAX Holdings, Inc., Class
A 1,632 17,560
Redfin Corp.*(a) 10,013 46,661
RMR Group, Inc. (The), Class
A 1,446 32,564
St Joe Co. (The) 3,114 145,237
Stratus Properties, Inc.* 455 11,680
Tejon Ranch Co.* 2,095 32,514
Transcontinental Realty
Investors, Inc.* 160 4,861
1,306,568
Residential REITs 0 .4%
Apartment Investment and
Management Co., Class A* 14,194 83,177
BRT Apartments Corp. 1,127 18,291
Centerspace 1,382 67,138
Clipper Realty, Inc. 1,519 7,215
Elme Communities 8,493 108,371
Independence Realty Trust,
Inc. 21,142 261,949
NexPoint Residential Trust,
Inc. 2,113 57,030
UMH Properties, Inc. 5,133 70,887
Veris Residential, Inc. 7,491 100,304
774,362
Retail REITs 1 .3%
Acadia Realty Trust 8,032 115,018
Alexander's, Inc. 222 41,734
CBL & Associates Properties,
Inc. 2,580 53,483
Getty Realty Corp. 4,245 113,002
InvenTrust Properties Corp. 6,382 160,188
Kite Realty Group Trust 20,115 428,852
Macerich Co. (The) 20,175 196,101
NETSTREIT Corp. 6,207 88,450
Phillips Edison & Co., Inc. 10,900 384,879
Retail Opportunity Investments
Corp. 11,703 137,393
RPT Realty 8,009 86,417
Saul Centers, Inc. 1,049 36,474
SITE Centers Corp. 17,922 208,971
Tanger Factory Outlet Centers,
Inc. 9,671 218,081
Urban Edge Properties 11,033 174,983
Whitestone REIT 4,399 43,770
2,487,796
Semiconductors & Semiconductor Equipment 2 .8%
ACM Research, Inc., Class A* 4,310 58,616
Aehr Test Systems*(a) 2,448 57,675
Alpha & Omega
Semiconductor Ltd.* 2,256 53,512

Nationwide Small Cap Index Fund - October 31, 2023 - Statement of Investments - 117
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Ambarella, Inc.* 3,546 159,534
Amkor Technology, Inc. 9,432 196,751
Atomera, Inc.*(a) 2,268 14,515
Axcelis Technologies, Inc.* 3,028 386,070
CEVA, Inc.* 2,305 39,577
Cohu, Inc.* 4,207 126,799
Credo Technology Group
Holding Ltd.* 8,844 125,762
Diodes, Inc.* 4,160 270,733
FormFactor, Inc.* 7,094 240,345
Ichor Holdings Ltd.* 2,684 65,114
Impinj, Inc.*(a) 2,081 134,453
indie Semiconductor, Inc.,
Class A*(a) 13,043 63,780
inTEST Corp.* 1,016 13,137
Kulicke & Soffa Industries, Inc. 5,171 215,165
MACOM Technology Solutions
Holdings, Inc.* 5,029 354,746
Maxeon Solar Technologies
Ltd.*(a) 2,836 17,697
MaxLinear, Inc., Class A* 6,719 102,129
Navitas Semiconductor Corp.,
Class A* 9,660 50,618
NVE Corp. 451 30,668
Onto Innovation, Inc.* 4,553 511,621
PDF Solutions, Inc.*(a) 2,735 72,559
Photronics, Inc.* 5,721 105,038
Power Integrations, Inc. 5,242 363,428
Rambus, Inc.* 10,096 548,516
Semtech Corp.*(a) 5,961 83,216
Silicon Laboratories, Inc.* 2,947 271,654
SiTime Corp.* 1,566 156,287
SkyWater Technology, Inc.*(a) 1,280 6,310
SMART Global Holdings,
Inc.*(a) 4,601 63,034
Synaptics, Inc.* 3,711 310,462
Transphorm, Inc.*(a) 2,324 6,066
Ultra Clean Holdings, Inc.* 4,098 97,778
Veeco Instruments, Inc.* 4,784 114,529
5,487,894
Software 5 .6%
8x8, Inc.* 10,793 25,687
A10 Networks, Inc. 6,687 72,688
ACI Worldwide, Inc.* 10,272 209,241
Adeia, Inc. 9,947 83,853
Agilysys, Inc.* 1,854 159,055
Alarm.com Holdings, Inc.* 4,421 226,046
Alkami Technology, Inc.* 3,588 64,405
Altair Engineering, Inc., Class
A*(a) 4,985 309,668
American Software, Inc., Class
A 2,711 29,740
Amplitude, Inc., Class A* 6,409 63,834
Appfolio, Inc., Class A* 1,775 332,937
Appian Corp., Class A* 3,794 149,711
Applied Digital Corp.*(a) 6,614 32,276
Asana, Inc., Class A*(a) 7,523 138,950
Aurora Innovation, Inc.* 31,051 54,339
AvePoint, Inc.*(a) 14,514 108,710
Bit Digital, Inc.*(a) 6,842 14,368
Blackbaud, Inc.* 4,035 263,889
Common Stocks
Shares Value ($)
Software
BlackLine, Inc.* 5,211 255,860
Box, Inc., Class A* 13,049 324,398
Braze, Inc., Class A* 4,899 208,599
C3.ai, Inc., Class A*(a) 5,514 134,542
Cerence, Inc.*(a) 3,839 58,775
Cipher Mining, Inc.*(a) 3,519 11,718
Cleanspark, Inc.* 10,279 42,144
Clear Secure, Inc., Class A 7,892 132,743
CommVault Systems, Inc.* 4,102 268,066
Consensus Cloud Solutions,
Inc.* 1,850 39,941
CoreCard Corp.*(a) 685 14,638
Couchbase, Inc.* 3,302 51,379
CS Disco, Inc.* 2,101 11,787
Digimarc Corp.*(a) 1,247 32,347
Digital Turbine, Inc.* 9,179 43,508
Domo, Inc., Class B* 3,041 24,815
E2open Parent Holdings, Inc.* 15,828 45,743
Ebix, Inc. 2,515 15,316
eGain Corp.* 2,246 13,521
Enfusion, Inc., Class A*(a) 3,474 28,834
EngageSmart, Inc.* 4,600 104,190
Envestnet, Inc.*(a) 4,710 174,270
Everbridge, Inc.* 3,919 80,771
EverCommerce, Inc.* 2,238 21,440
Expensify, Inc., Class A* 5,227 13,956
Freshworks, Inc., Class A* 15,039 269,800
Instructure Holdings, Inc.*(a) 1,705 41,994
Intapp, Inc.* 2,052 70,178
InterDigital, Inc. 2,481 186,695
Jamf Holding Corp.* 6,614 106,221
Kaltura, Inc.* 7,855 13,511
LivePerson, Inc.* 7,124 18,807
LiveRamp Holdings, Inc.* 6,139 169,805
LiveVox Holdings, Inc.* 1,159 4,184
Marathon Digital Holdings,
Inc.*(a) 15,937 140,405
Matterport, Inc.*(a) 23,744 48,438
MeridianLink, Inc.*(a) 2,486 40,820
MicroStrategy, Inc., Class
A*(a) 1,028 435,245
Mitek Systems, Inc.*(a) 3,977 42,474
Model N, Inc.* 3,557 85,724
N-able, Inc.* 6,696 86,780
NextNav, Inc.*(a) 4,428 20,634
Olo, Inc., Class A* 9,933 50,758
ON24, Inc. 3,071 18,887
OneSpan, Inc.*(a) 3,599 28,432
PagerDuty, Inc.*(a) 8,295 167,310
PowerSchool Holdings, Inc.,
Class A*(a) 5,307 105,715
Progress Software Corp. 4,054 208,295
PROS Holdings, Inc.*(a) 4,097 127,622
Q2 Holdings, Inc.* 5,295 159,009
Qualys, Inc.*(a) 3,443 526,607
Rapid7, Inc.* 5,587 259,740
Red Violet, Inc.* 1,059 20,958
Rimini Street, Inc.* 4,202 9,118
Riot Platforms, Inc.*(a) 15,901 155,512
Sapiens International Corp.
NV 2,729 69,589

118 - Statement of Investments - October 31, 2023 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
SEMrush Holdings, Inc., Class
A* 2,966 23,965
SolarWinds Corp.* 4,913 45,249
SoundHound AI, Inc., Class
A*(a) 13,248 21,064
SoundThinking, Inc.* 841 12,691
Sprinklr, Inc., Class A* 9,611 130,613
Sprout Social, Inc., Class A*(a) 4,514 195,366
SPS Commerce, Inc.* 3,396 544,515
Tenable Holdings, Inc.* 10,665 449,103
Terawulf, Inc.* 12,308 13,662
Varonis Systems, Inc., Class
B* 10,109 340,067
Verint Systems, Inc.* 5,946 111,844
Veritone, Inc.*(a) 2,716 6,817
Viant Technology, Inc., Class
A* 1,092 5,886
Weave Communications, Inc.* 2,679 19,182
Workiva, Inc., Class A* 4,559 397,043
Xperi, Inc.* 3,978 33,773
Yext, Inc.* 9,766 58,889
Zeta Global Holdings Corp.,
Class A* 12,705 99,099
Zuora, Inc., Class A* 11,864 87,912
10,778,705
Specialized REITs 0 .5%
Farmland Partners, Inc. 4,575 47,672
Four Corners Property Trust,
Inc. 8,207 174,809
Gladstone Land Corp. 3,282 44,832
Outfront Media, Inc. 13,909 135,752
PotlatchDeltic Corp. 7,305 313,019
Safehold, Inc. 4,172 67,878
Uniti Group, Inc. 22,331 102,723
886,685
Specialty Retail 2 .5%
1-800-Flowers.com, Inc.,
Class A* 2,631 19,759
Aaron's Co., Inc. (The) 2,877 21,319
Abercrombie & Fitch Co.,
Class A*(a) 4,458 271,136
Academy Sports & Outdoors,
Inc.(a) 6,890 308,948
American Eagle Outfitters, Inc. 16,971 296,483
America's Car-Mart, Inc.*(a) 575 38,513
Arko Corp. 7,859 59,335
Asbury Automotive Group,
Inc.* 1,931 369,535
BARK, Inc.*(a) 10,233 10,949
Big 5 Sporting Goods Corp. 1,973 13,929
Boot Barn Holdings, Inc.* 2,759 191,750
Buckle, Inc. (The) 2,790 94,218
Build-A-Bear Workshop, Inc. 1,190 29,512
Caleres, Inc. 3,094 79,144
Camping World Holdings, Inc.,
Class A 3,958 66,296
CarParts.com, Inc.* 4,490 12,707
Carvana Co., Class A* 8,966 242,082
Cato Corp. (The), Class A 1,875 13,369
Chico's FAS, Inc.* 11,400 85,272
Children's Place, Inc. (The)* 1,028 28,136
Common Stocks
Shares Value ($)
Specialty Retail
Designer Brands, Inc., Class
A(a) 4,669 47,204
Destination XL Group, Inc.* 4,781 19,889
Duluth Holdings, Inc., Class B* 1,128 5,674
Envela Corp.* 876 3,434
EVgo, Inc., Class A*(a) 9,472 19,560
Foot Locker, Inc.(a) 7,498 157,383
Genesco, Inc.* 1,036 28,397
Group 1 Automotive, Inc. 1,309 330,300
GrowGeneration Corp.* 5,296 10,804
Guess?, Inc. 2,586 55,599
Haverty Furniture Cos., Inc. 1,344 35,011
Hibbett, Inc. 1,091 50,262
J Jill, Inc.* 431 12,348
Lands' End, Inc.*(a) 1,408 8,842
Lazydays Holdings, Inc.*(a) 1,198 7,559
Leslie's, Inc.*(a) 16,817 83,076
MarineMax, Inc.*(a) 1,999 54,733
Monro, Inc. 3,038 75,403
National Vision Holdings, Inc.* 7,261 112,836
ODP Corp. (The)* 3,079 138,309
OneWater Marine, Inc., Class
A*(a) 1,039 23,513
Overstock.com, Inc.*(a) 4,179 65,192
PetMed Express, Inc.(a) 1,978 13,628
Rent the Runway, Inc., Class
A*(a) 5,433 2,917
Revolve Group, Inc., Class
A*(a) 3,707 50,971
Sally Beauty Holdings, Inc.*(a) 9,754 82,909
Shoe Carnival, Inc. 1,575 36,036
Signet Jewelers Ltd.(a) 4,133 288,607
Sleep Number Corp.* 2,022 32,898
Sonic Automotive, Inc., Class
A(a) 1,486 71,105
Sportsman's Warehouse
Holdings, Inc.* 2,986 15,199
Stitch Fix, Inc., Class A* 7,702 25,263
ThredUp, Inc., Class A*(a) 5,808 18,702
Tile Shop Holdings, Inc.* 2,459 13,500
Tilly's, Inc., Class A* 2,277 18,444
Torrid Holdings, Inc.* 1,732 4,036
Upbound Group, Inc. 5,218 135,981
Urban Outfitters, Inc.* 6,045 209,278
Warby Parker, Inc., Class A* 7,669 99,544
Winmark Corp. 255 102,847
Zumiez, Inc.* 1,500 24,645
4,844,230
Technology Hardware, Storage & Peripherals 0 .8%
Avid Technology, Inc.* 3,109 84,005
CompoSecure, Inc.*(a) 1,556 9,383
Corsair Gaming, Inc.* 3,473 44,420
CPI Card Group, Inc.*(a) 403 6,670
Eastman Kodak Co.*(a) 5,475 20,367
Immersion Corp.(a) 2,817 18,000
Intevac, Inc.* 2,415 7,752
IonQ, Inc.*(a) 14,880 143,443
Super Micro Computer, Inc.* 4,304 1,030,679
Turtle Beach Corp.* 1,441 11,888
Xerox Holdings Corp. 11,026 141,574
1,518,181

Nationwide Small Cap Index Fund - October 31, 2023 - Statement of Investments - 119
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0 .5%
Allbirds, Inc., Class A*(a) 8,239 7,125
Figs, Inc., Class A*(a) 11,464 63,167
Fossil Group, Inc.* 4,469 6,972
G-III Apparel Group Ltd.* 3,849 98,342
Hanesbrands, Inc. 31,949 133,866
Kontoor Brands, Inc.(a) 5,199 241,493
Movado Group, Inc. 1,414 39,394
Oxford Industries, Inc. 1,409 118,920
Rocky Brands, Inc. 800 9,824
Steven Madden Ltd. 6,900 226,251
Vera Bradley, Inc.* 2,482 18,168
Wolverine World Wide, Inc. 7,397 59,546
1,023,068
Tobacco 0 .1%
Turning Point Brands, Inc. 1,674 33,564
Universal Corp. 2,231 100,395
Vector Group Ltd. 13,453 138,297
272,256
Trading Companies & Distributors 2 .1%
Alta Equipment Group, Inc.(a) 1,843 16,937
Applied Industrial
Technologies, Inc. 3,597 552,175
Beacon Roofing Supply, Inc.* 5,013 356,775
BlueLinx Holdings, Inc.*(a) 768 54,613
Boise Cascade Co. 3,735 350,156
Custom Truck One Source,
Inc.*(a) 4,608 26,588
Distribution Solutions Group,
Inc.* 800 24,120
DXP Enterprises, Inc.* 1,263 41,174
EVI Industries, Inc.(a) 449 11,553
FTAI Aviation Ltd. 9,245 347,704
GATX Corp. 3,267 341,663
Global Industrial Co. 1,274 40,704
GMS, Inc.* 3,798 222,107
H&E Equipment Services, Inc. 2,971 120,979
Herc Holdings, Inc. 2,625 280,324
Hudson Technologies, Inc.*(a) 3,949 50,863
Karat Packaging, Inc. 412 8,500
McGrath RentCorp 2,248 226,149
MRC Global, Inc.* 7,907 83,103
NOW, Inc.* 9,750 107,445
Rush Enterprises, Inc., Class A 5,667 201,632
Rush Enterprises, Inc., Class
B 915 37,002
Textainer Group Holdings Ltd. 3,815 187,393
Titan Machinery, Inc.* 1,946 48,339
Transcat, Inc.* 692 62,294
Veritiv Corp. 1,214 205,664
Willis Lease Finance Corp.* 268 11,974
Xometry, Inc., Class A*(a) 2,909 42,326
4,060,256
Water Utilities 0 .5%
American States Water Co. 3,464 270,365
Artesian Resources Corp.,
Class A 798 31,362
Cadiz, Inc.*(a) 3,838 11,629
California Water Service
Group 5,355 260,681
Consolidated Water Co. Ltd. 1,424 42,037
Common Stocks
Shares Value ($)
Water Utilities
Global Water Resources, Inc. 791 8,329
Middlesex Water Co. 1,619 102,855
Pure Cycle Corp.* 1,661 15,879
SJW Group 2,935 183,379
York Water Co. (The) 1,187 42,815
969,331
Wireless Telecommunication Services 0 .2%
Gogo, Inc.* 6,277 65,908
Shenandoah
Telecommunications Co. 4,580 108,363
Spok Holdings, Inc. 1,682 25,079
Telephone & Data Systems,
Inc. 9,231 167,912
Tingo Group, Inc.*(a) 11,556 9,030
376,292
Total Common Stocks
(cost $192,520,627) 193,470,435
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Specialty Retail 0 .0%
†
Lazydays Holdings, Inc.,
expiring 11/14/2023*^∞(a) 1,198 0
Total Rights
(cost $3,781) 0
Repurchase Agreement 3 .9%
Principal
Amount ($)
CF Secured, LLC,
5.30%, dated
10/31/2023, due
11/1/2023, repurchase
price $7,536,571,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$7,687,302.(b)(c) 7,535,461 7,535,461
Total Repurchase Agreement
(cost $7,535,461) 7,535,461
Total Investments
(cost $200,091,063) — 104.2% 201,029,039
Liabilities in excess of other assets — (4.2)% (8,098,929)
NET ASSETS — 100.0%
$ 192,930,110
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.

120 - Statement of Investments - October 31, 2023 - Nationwide Small Cap Index Fund
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $30,273,603, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $7,535,461 and by $24,015,805 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 11/7/2023 – 8/15/2053, a total value of
$31,551,266.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $7,535,461.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 177 12/2023 USD 1,476,534 (7,014)
Net contracts (7,014)
As of October 31, 2023, the Fund had $35,600 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

122 - Statements of Assets and Liabilities - October 31, 2023 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Assets:
Investment securities, at value
*
$ 259,955,860
Repurchase agreements, at value 1,490,140
Cash 13,723,742
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 1,996,596
Security lending income receivable 2,758
Receivable for investments sold 4,269,326
Receivable for capital shares issued 107,286
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) 15,451
Prepaid expenses 22,347
Total Assets 281,583,506
Liabilities:
Payable for investments purchased 16,505,309
Distributions payable 90,693
Payable for capital shares redeemed 1,190,187
Payable upon return of securities loaned (Note 2) 1,490,140
Accrued expenses and other payables:
Investment advisory fees 41,657
Fund administration fees 15,622
Distribution fees 51,205
Administrative servicing fees 66,265
Accounting and transfer agent fees 15,724
Trustee fees 886
Custodian fees 9,852
Compliance program costs (Note 3) 106
Professional fees 7,240
Printing fees 18,025
Other 11,517
Total Liabilities 19,514,428
Net Assets $ 262,069,078
* Includes value of securities on loan (Note 2) 9,971,064
Cost of investment securities 302,577,820
Cost of repurchase agreements 1,490,140
Cost of foreign currencies —
Represented by:
Capital $ 310,021,228
Total distributable earnings (loss) (47,952,150)
Net Assets $ 262,069,078

Index Funds - October 31, 2023 - Statements of Assets and Liabilities - 123
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 886,276,110 $ 577,259,313 $ 554,160,606 $ 1,185,521,260 $ 193,493,578
2,819,877 2,191,017 2,682,144 184,534 7,535,461
1,487,222 3,350,334 2,712,813 9,850,035 191,907
476,691 204,096 546,000 551,037 19,421
4,681,851 — — — —
2,197,164 296,307 170,304 916,944 62,043
5,940 7,028 3,691 3,943 19,606
— 23,756 — — 1,272,226
105,294 183,371 191,545 396,329 68,369
5,819,729 — — — —
33,538 46,639 16,225 72,061 2,035
33,523 — — — —
25,828 25,119 33,760 34,167 24,702
903,962,767 583,586,980 560,517,088 1,197,530,310 202,689,348
— 354,252 — — —
— — — — —
682,518 2,479,758 636,302 628,753 1,983,683
2,819,877 2,191,017 2,682,144 184,534 7,535,461
190,014 93,663 112,637 129,186 31,192
33,624 24,040 23,291 39,245 13,960
68,732 54,099 100,666 156,039 37,538
69,793 97,632 66,084 401,306 72,172
4,753 4,783 15,792 7,922 3,256
3,140 2,055 1,911 4,127 712
7,645 2,846 15,334 44 2,178
383 235 224 504 80
16,924 11,255 9,698 15,746 6,923
36,613 23,713 69,278 33,318 18,351
3,211 84,436 2,902 43,293 53,732
3,937,227 5,423,784 3,736,263 1,644,017 9,759,238
$ 900,025,540 $ 578,163,196 $ 556,780,825 $ 1,195,886,293 $ 192,930,110
17,536,871 55,148,477 33,974,324 45,601,912 30,273,603
599,896,587 452,827,643 166,164,755 663,891,044 192,555,602
2,819,877 2,191,017 2,682,144 184,534 7,535,461
4,707,381 — — — —
$ 762,381,273 $ 427,040,886 $ 139,723,826 $ 677,467,113 $ 194,538,709
137,644,267 151,122,310 417,056,999 518,419,180 (1,608,599)
$ 900,025,540 $ 578,163,196 $ 556,780,825 $ 1,195,886,293 $ 192,930,110

124 - Statements of Assets and Liabilities - October 31, 2023 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Net Assets:
Class A Shares $ 237,235,612
Class C Shares 258,030
Class R Shares —
Class R6 Shares 18,767,283
Institutional Service Class Shares 5,808,153
Service Class Shares —
Total $ 262,069,078
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 26,365,272
Class C Shares 28,679
Class R Shares —
Class R6 Shares 2,089,791
Institutional Service Class Shares 646,871
Service Class Shares —
Total 29,130,613
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .00 (a)
Class C Shares $ 9 .00 (c)
Class R Shares $ —
Class R6 Shares $ 8 .98
Institutional Service Class Shares $ 8 .98
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .21
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Index Funds - October 31, 2023 - Statements of Assets and Liabilities - 125
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 264,076,970 $ 189,186,663 $ 296,727,495 $ 120,533,126 $ 117,119,287
1,272,903 6,014,198 40,237,540 39,193,291 2,755,552
24,842,882 15,834,334 — 154,992,845 20,185,299
587,157,851 353,175,932 24,864,787 205,594,403 47,110,965
22,674,934 13,952,069 194,951,003 454,044,976 5,759,007
— — — 221,527,652 —
$ 900,025,540 $ 578,163,196 $ 556,780,825 $ 1,195,886,293 $ 192,930,110
34,544,317 13,348,816 2,994,397 6,062,002 12,826,309
180,422 492,224 489,511 2,037,917 336,896
3,257,919 1,145,555 — 7,846,591 2,269,251
76,230,373 24,233,593 247,800 10,220,654 4,975,753
2,948,490 957,559 1,941,087 22,649,381 609,075
— — — 11,127,146 —
117,161,521 40,177,747 5,672,795 59,943,691 21,017,284
$ 7 .64 (b) $ 14 .17 (b) $ 99 .09 (b) $ 19 .88 (b) $ 9 .13 (b)
$ 7 .06 (c) $ 12 .22 (c) $ 82 .20 (c) $ 19 .23 (c) $ 8 .18 (c)
$ 7 .63 $ 13 .82 $ — $ 19 .75 $ 8 .90
$ 7 .70 $ 14 .57 $ 100 .34 $ 20 .12 $ 9 .47
$ 7 .69 $ 14 .57 $ 100 .43 $ 20 .05 $ 9 .46
$ — $ — $ — $ 19 .91 $ —
$ 8 .11 $ 15 .03 $ 105 .14 $ 21 .09 $ 9 .69
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

126 - Statements of Operations - For the Year Ended October 31, 2023 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
INVESTMENT INCOME:
Interest income $ 8,389,533
Income from securities lending (Note 2) 20,593
Foreign tax withholding –
Dividend income —
European Union tax reclaims (Note 2) —
Total Income 8,410,126
EXPENSES:
Investment advisory fees 487,904
Fund administration fees 107,916
Distribution fees Class A 595,494
Distribution fees Class C 3,283
Distribution fees Class R —
Distribution fees Service Class —
Administrative servicing fees Class A 404,934
Administrative servicing fees Class C 164
Administrative servicing fees Class R —
Administrative servicing fees Institutional Service Class 16,463
Administrative servicing fees Service Class —
Registration and filing fees 59,952
Professional fees 56,116
Printing fees 7,189
Trustee fees 9,905
Custodian fees 8,514
Accounting and transfer agent fees 65,571
Compliance program costs (Note 3) 1,236
European Union tax reclaims filing fees —
Index licensing fee —
Other 3,333
Total expenses before fees waived and expenses reimbursed 1,827,974
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (227,409)
Net Expenses 1,600,565
NET INVESTMENT INCOME 6,809,561
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (3,149,928)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) (238)
Net realized gains (losses) (3,150,166)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (5,007,063)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (5,007,063)
Net realized/unrealized gains (losses) (8,157,229)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (1,347,668)

Index Funds - For the Year Ended October 31, 2023 - Statements of Operations - 127
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 68,484 $ 213,485 $ 143,183 $ 450,579 $ 71,983
144,503 214,205 25,954 54,163 316,018
(2,715,796) (366) (111,209) (5,229) (4,720)
33,607,020 10,136,247 6,661,430 19,816,555 3,471,785
622,791 — — — —
31,727,002 10,563,571 6,719,358 20,316,068 3,855,066
2,457,552 1,283,222 1,306,683 1,505,829 425,015
298,439 206,597 174,706 352,078 106,991
747,929 552,018 758,046 302,621 341,886
15,944 72,853 463,811 430,765 32,094
132,088 88,771 — 737,079 112,360
— — — 347,055 —
448,760 375,370 278,117 169,467 232,481
3,920 8,271 37,210 17,231 3,209
66,044 43,463 — 368,540 55,802
53,210 35,331 210,143 1,090,540 16,621
— — — 578,422 —
65,360 64,407 63,763 78,387 67,809
205,105 49,976 45,087 66,791 39,853
11,832 7,877 29,552 16,381 7,968
37,122 24,715 21,150 45,309 8,528
96,624 23,223 31,336 38,750 6,803
46,340 28,300 86,198 46,401 18,888
4,656 3,031 2,571 5,568 1,025
25,419 — — — —
82,689 52,472 — 49,359 16,815
70,811 57,082 13,585 16,750 25,337
4,869,844 2,976,979 3,521,958 6,263,323 1,519,485
— (65,813) — — (44,735)
(463,596) — — — (98,851)
4,406,248 2,911,166 3,521,958 6,263,323 1,375,899
27,320,754 7,652,405 3,197,400 14,052,745 2,479,167
7,663,586 33,327,733 34,365,831 1,913,304 (92,807)
1,487,253 726,453 342,441 980,245 (133,546)
264,077 — — — —
— — — — —
9,414,916 34,054,186 34,708,272 2,893,549 (226,353)
104,440,411 (44,241,475) 33,761,418 93,153,290 (21,865,682)
(462,389) (723,069) (48,544) (520,965) (121,221)
474,392 — — — —
104,452,414 (44,964,544) 33,712,874 92,632,325 (21,986,903)
113,867,330 (10,910,358) 68,421,146 95,525,874 (22,213,256)
$ 141,188,084 $ (3,257,953) $ 71,618,546 $ 109,578,619 $ (19,734,089)

The accompanying notes are an integral part of these financial statements.
128 - Statements of Changes in Net Assets - October 31, 2023 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 6,809,561 $ 5,785,976
Net realized gains (losses) (3,150,166) (959,621)
Net change in unrealized appreciation/depreciation (5,007,063) (57,877,114)
Change in net assets resulting from operations (1,347,668) (53,050,759)
Distributions to Shareholders From:
Distributable earnings:
Class A (6,220,182) (8,819,047)
Class C (6,378) (18,479)
Class R — —
Class R6 (565,240) (4,328,843)
Institutional Service Class (181,211) (337,516)
Change in net assets from shareholder distributions (6,973,011) (13,503,885)
Change in net assets from capital transactions 34,494,993 (251,195,343)
Change in net assets 26,174,314 (317,749,987)
Net Assets:
Beginning of year 235,894,764 553,644,751
End of year $ 262,069,078 $ 235,894,764
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 74,619,980 $ 38,969,365
Proceeds from shares issued from class conversion (Note 1) 1,255 12,668
Dividends reinvested 5,291,376 7,616,859
Cost of shares redeemed (45,667,434) (56,628,343)
Total Class A Shares 34,245,177 (10,029,451)
Class C Shares
Proceeds from shares issued 28,310 4,595
Dividends reinvested 6,253 18,423
Cost of shares redeemed in class conversion (Note 1) (1,255) (12,668)
Cost of shares redeemed (172,080) (302,655)
Total Class C Shares (138,772) (292,305)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 5,467,505 8,661,327
Dividends reinvested 563,919 4,206,930
Cost of shares redeemed (3,471,823) (254,277,928)
Total Class R6 Shares 2,559,601 (241,409,671)
Institutional Service Class Shares
Proceeds from shares issued 2,071,880 2,209,646
Dividends reinvested 181,211 337,422
Cost of shares redeemed (4,424,104) (2,010,984)
Total Institutional Service Class Shares (2,171,013) 536,084
Change in net assets from capital transactions $ 34,494,993 $ (251,195,343)

Index Funds - October 31, 2023 - Statements of Changes in Net Assets - 129
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 27,320,754 $ 29,045,965 $ 7,652,405 $ 8,044,365
9,414,916 (46,483,239) 34,054,186 49,995,757
104,452,414 (276,428,158) (44,964,544) (154,612,732)
141,188,084 (293,865,432) (3,257,953) (96,572,610)
(5,791,802) (14,015,301) (19,706,285) (32,179,144)
(15,825) (116,026) (715,919) (1,279,529)
(372,395) (1,188,102) (1,543,483) (2,355,552)
(14,963,994) (41,774,452) (35,394,701) (58,564,555)
(498,080) (798,256) (1,307,078) (2,179,361)
(21,642,096) (57,892,137) (58,667,466) (96,558,141)
(105,491,547) (77,256,657) (28,391,013) 9,685,626
14,054,441 (429,014,226) (90,316,432) (183,445,125)
885,971,099 1,314,985,325 668,479,628 851,924,753
$ 900,025,540 $ 885,971,099 $ 578,163,196 $ 668,479,628
$ 127,759,944 $ 65,104,697 $ 21,347,453 $ 29,792,668
72,741 22,700 34,484 4,628
5,611,454 13,564,622 18,505,026 30,367,739
(145,163,898) (64,403,182) (59,283,588) (49,402,766)
(11,719,759) 14,288,837 (19,396,625) 10,762,269
245,752 513,030 515,020 532,502
15,825 115,085 715,902 1,279,247
(72,741) (22,700) (34,484) (4,628)
(642,036) (1,387,819) (2,066,506) (2,337,219)
(453,200) (782,404) (870,068) (530,098)
6,985,124 8,442,148 3,812,758 6,105,510
372,258 1,187,605 1,528,526 2,326,904
(7,106,657) (8,726,912) (5,846,315) (5,561,350)
250,725 902,841 (505,031) 2,871,064
94,129,935 90,471,231 30,690,742 25,335,060
14,960,028 41,767,556 34,840,116 57,657,636
(210,987,274) (223,777,026) (73,220,080) (86,805,928)
(101,897,311) (91,538,239) (7,689,222) (3,813,232)
21,249,630 4,689,503 1,535,831 1,690,046
492,409 779,581 1,307,078 2,176,329
(13,414,041) (5,596,776) (2,772,976) (3,470,752)
8,327,998 (127,692) 69,933 395,623
$ (105,491,547) $ (77,256,657) $ (28,391,013) $ 9,685,626

The accompanying notes are an integral part of these financial statements.
130 - Statements of Changes in Net Assets - October 31, 2023 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 7,849,563 3,657,170
Issued in class conversion (Note 1) 132 1,110
Reinvested 557,835 712,716
Redeemed (4,788,958) (5,484,898)
Total Class A Shares 3,618,572 (1,113,902)
Class C Shares
Issued 2,907 434
Reinvested 658 1,704
Redeemed in class conversion (Note 1) (132) (1,110)
Redeemed (17,845) (29,513)
Total Class C Shares (14,412) (28,485)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 577,071 820,446
Reinvested 59,559 378,853
Redeemed (365,202) (23,102,580)
Total Class R6 Shares 271,428 (21,903,281)
Institutional Service Class Shares
Issued 217,983 209,612
Reinvested 19,119 31,708
Redeemed (459,850) (196,682)
Total Institutional Service Class Shares (222,748) 44,638
Total change in shares 3,652,840 (23,001,030)

Index Funds - October 31, 2023 - Statements of Changes in Net Assets - 131
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
15,879,950 7,825,346 1,397,590 1,757,717
8,974 2,556 2,181 255
688,433 1,598,048 1,265,787 1,711,395
(17,610,242) (8,034,449) (3,888,719) (2,918,987)
(1,032,885) 1,391,501 (1,223,161) 550,380
33,232 68,776 38,532 35,212
2,074 14,540 56,735 82,000
(9,722) (2,758) (2,527) (288)
(85,083) (199,740) (156,761) (152,198)
(59,499) (119,182) (64,021) (35,274)
870,579 1,065,605 252,406 382,395
45,519 140,255 107,195 133,955
(877,504) (1,144,518) (393,627) (339,948)
38,594 61,342 (34,026) 176,402
11,546,778 11,343,318 1,997,827 1,455,721
1,833,584 4,915,450 2,317,282 3,175,955
(26,003,559) (28,718,268) (4,588,196) (4,973,835)
(12,623,197) (12,459,500) (273,087) (342,159)
2,638,995 564,465 97,888 96,917
59,899 91,223 86,973 119,751
(1,633,792) (694,766) (174,964) (201,712)
1,065,102 (39,078) 9,897 14,956
(12,611,885) (11,164,917) (1,584,398) 364,305

The accompanying notes are an integral part of these financial statements.
132 - Statements of Changes in Net Assets - October 31, 2023 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 3,197,400 $ 3,804,613
Net realized gains (losses) 34,708,272 79,504,425
Net change in unrealized appreciation/depreciation 33,712,874 (231,455,584)
Change in net assets resulting from operations 71,618,546 (148,146,546)
Distributions to Shareholders From:
Distributable earnings:
Class A (43,000,341) (33,840,062)
Class C (8,434,539) (6,797,777)
Class R — —
Class R6 (3,599,299) (2,278,499)
Institutional Service Class (27,056,042) (24,690,026)
Service Class — —
Change in net assets from shareholder distributions (82,090,221) (67,606,364)
Change in net assets from capital transactions 35,160,065 (39,605,243)
Change in net assets 24,688,390 (255,358,153)
Net Assets:
Beginning of year 532,092,435 787,450,588
End of year $ 556,780,825 $ 532,092,435

Index Funds - October 31, 2023 - Statements of Changes in Net Assets - 133
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 14,052,745 $ 12,166,756 $ 2,479,167 $ 2,081,712
2,893,549 3,477,437 (226,353) 1,382,235
92,632,325 (213,655,565) (21,986,903) (58,619,867)
109,578,619 (198,011,372) (19,734,089) (55,155,920)
(1,834,735) (7,225,300) (2,248,502) (11,503,834)
(411,923) (2,533,251) (43,357) (311,473)
(1,695,383) (6,313,665) (323,580) (1,699,188)
(4,359,001) (13,509,363) (1,100,743) (4,722,814)
(6,972,106) (22,771,311) (126,895) (792,146)
(3,476,852) (13,739,132) — —
(18,750,000) (66,092,022) (3,843,077) (19,029,455)
(5,212,414) 52,575,846 (9,199,872) 12,594,053
85,616,205 (211,527,548) (32,777,038) (61,591,322)
1,110,270,088 1,321,797,636 225,707,148 287,298,470
$ 1,195,886,293 $ 1,110,270,088 $ 192,930,110 $ 225,707,148

The accompanying notes are an integral part of these financial statements.
134 - Statements of Changes in Net Assets - October 31, 2023 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 27,000,876 $ 19,750,665
Proceeds from shares issued from class conversion (Note 1) 286,131 390,537
Dividends reinvested 41,614,070 32,759,058
Cost of shares redeemed (49,389,578) (62,951,079)
Total Class A Shares 19,511,499 (10,050,819)
Class C Shares
Proceeds from shares issued 2,500,522 3,826,134
Dividends reinvested 8,361,658 6,702,092
Cost of shares redeemed in class conversion (Note 1) (286,131) (390,537)
Cost of shares redeemed (17,817,314) (13,927,463)
Total Class C Shares (7,241,265) (3,789,774)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 4,622,809 9,906,599
Dividends reinvested 3,599,299 2,278,499
Cost of shares redeemed (6,605,996) (6,266,028)
Total Class R6 Shares 1,616,112 5,919,070
Institutional Service Class Shares
Proceeds from shares issued 44,115,073 32,016,890
Dividends reinvested 26,109,754 23,843,619
Cost of shares redeemed (48,951,108) (87,544,229)
Total Institutional Service Class Shares 21,273,719 (31,683,720)
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ 35,160,065 $ (39,605,243)

Index Funds - October 31, 2023 - Statements of Changes in Net Assets - 135
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 17,567,606 $ 33,833,419 $ 23,087,248 $ 25,761,532
208,465 110,952 43,207 10,857
1,670,720 6,566,360 2,154,874 11,000,131
(21,985,689) (42,615,540) (30,362,077) (27,809,521)
(2,538,898) (2,104,809) (5,076,748) 8,962,999
3,118,469 4,398,107 175,104 425,122
409,655 2,505,252 43,329 311,458
(208,465) (110,952) (43,207) (10,857)
(10,401,381) (10,253,301) (466,138) (684,902)
(7,081,722) (3,460,894) (290,912) 40,821
40,374,786 41,422,549 5,209,859 7,410,829
1,694,973 6,313,575 323,580 1,699,153
(27,328,818) (18,394,810) (5,910,960) (5,247,874)
14,740,941 29,341,314 (377,521) 3,862,108
45,719,617 39,445,178 9,427,011 8,720,370
4,205,506 13,010,695 1,094,787 4,711,064
(83,074,090) (43,884,424) (12,480,824) (12,537,529)
(33,148,967) 8,571,449 (1,959,026) 893,905
99,131,108 64,377,838 3,227,795 3,029,334
6,959,561 22,726,839 126,890 792,146
(61,683,079) (66,598,384) (4,850,350) (4,987,260)
44,407,590 20,506,293 (1,495,665) (1,165,780)
23,077,269 27,659,772 — —
3,476,438 13,738,994 — —
(48,145,065) (41,676,273) — —
(21,591,358) (277,507) — —
$ (5,212,414) $ 52,575,846 $ (9,199,872) $ 12,594,053

The accompanying notes are an integral part of these financial statements.
136 - Statements of Changes in Net Assets - October 31, 2023 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 269,093 166,775
Issued in class conversion (Note 1) 2,814 2,955
Reinvested 460,428 253,478
Redeemed (497,397) (544,010)
Total Class A Shares 234,938 (120,802)
Class C Shares
Issued 30,501 38,168
Reinvested 111,481 60,056
Redeemed in class conversion (Note 1) (3,381) (3,415)
Redeemed (218,929) (140,007)
Total Class C Shares (80,328) (45,198)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 44,803 81,210
Reinvested 39,258 17,582
Redeemed (65,732) (54,134)
Total Class R6 Shares 18,329 44,658
Institutional Service Class Shares
Issued 424,775 274,626
Reinvested 284,678 182,808
Redeemed (493,745) (765,044)
Total Institutional Service Class Shares 215,708 (307,610)
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares 388,647 (428,952)

Index Funds - October 31, 2023 - Statements of Changes in Net Assets - 137
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
889,362 1,586,112 2,244,299 2,244,195
10,567 5,199 4,152 866
87,349 300,863 218,311 911,960
(1,118,719) (2,045,159) (3,048,801) (2,573,504)
(131,441) (152,985) (582,039) 583,517
168,612 221,434 19,408 39,273
22,512 117,503 4,918 28,487
(10,922) (5,366) (4,630) (955)
(545,989) (510,708) (51,837) (68,840)
(365,787) (177,137) (32,141) (2,035)
2,051,782 2,038,972 532,173 692,046
89,617 290,041 33,729 143,846
(1,392,154) (911,127) (601,401) (494,920)
749,245 1,417,886 (35,499) 340,972
2,294,834 1,953,137 902,637 770,231
216,965 593,009 106,905 379,380
(4,025,322) (2,114,456) (1,179,840) (1,107,117)
(1,513,523) 431,690 (170,298) 42,494
5,026,470 3,139,237 297,680 266,965
359,273 1,035,908 12,436 63,704
(3,090,257) (3,311,809) (465,539) (445,986)
2,295,486 863,336 (155,423) (115,317)
1,167,026 1,388,209 — —
181,874 629,075 — —
(2,439,475) (2,061,820) — —
(1,090,575) (44,536) — —
(56,595) 2,338,254 (975,400) 849,631

138 - Financial Highlights - October 31, 2023 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 9.26 $ 0.24 $ (0.25) $ (0.01) $ (0.25) $ — $ (0.25) $ 9.00 (0.24)% $ 237,236 0.64% 2.55% 0.73% 83.82%
10/31/2022 11.43 0.18 (1.99) (1.81) (0.19) (0.17) (0.36) 9.26 (16.18)% 210,652 0.65% 1.70% 0.71% 66.27%
10/31/2021 11.74 0.15 (0.28) (0.13) (0.18) — (0.18) 11.43 (1.10)% 272,757 0.67% 1.29% 0.69% 151.19%
10/31/2020 11.37 0.20 0.39 0.59 (0.22) — (0.22) 11.74 5.23% 252,916 0.65% 1.68% 0.67% 144.76%
10/31/2019 10.51 0.25 0.87 1.12 (0.26) — (0.26) 11.37 10.75% 226,260 0.66% 2.24% 0.67% 98.29%
Class C Shares
10/31/2023 9.26 0.18 (0.25) (0.07) (0.19) — (0.19) 9.00 (0.87)% 258 1.27% 1.88% 1.36% 83.82%
10/31/2022 11.43 0.11 (1.98) (1.87) (0.13) (0.17) (0.30) 9.26 (16.71)% 399 1.28% 1.05% 1.34% 66.27%
10/31/2021 11.74 0.07 (0.27) (0.20) (0.11) — (0.11) 11.43 (1.74)% 818 1.33% 0.63% 1.35% 151.19%
10/31/2020 11.37 0.12 0.39 0.51 (0.14) — (0.14) 11.74 4.52% 1,183 1.33% 0.99% 1.35% 144.76%
10/31/2019 10.50 0.17 0.88 1.05 (0.18) — (0.18) 11.37 10.11% 1,038 1.34% 1.55% 1.36% 98.29%
Class R6 Shares
10/31/2023 9.24 0.28 (0.25) 0.03 (0.29) — (0.29) 8.98 0.18% 18,767 0.22% 2.97% 0.31% 83.82%
10/31/2022 11.41 0.21 (1.97) (1.76) (0.24) (0.17) (0.41) 9.24 (15.84)% 16,807 0.24% 1.92% 0.28% 66.27%
10/31/2021 11.72 0.20 (0.28) (0.08) (0.23) — (0.23) 11.41 (0.68)% 270,659 0.24% 1.71% 0.26% 151.19%
10/31/2020 11.35 0.25 0.39 0.64 (0.27) — (0.27) 11.72 5.69% 733,795 0.23% 2.11% 0.25% 144.76%
10/31/2019 10.48 0.29 0.88 1.17 (0.30) — (0.30) 11.35 11.34% 629,550 0.24% 2.66% 0.26% 98.29%
Institutional Service Class Shares
10/31/2023 9.24 0.26 (0.26) — (0.26) — (0.26) 8.98 (0.07)% 5,808 0.47% 2.69% 0.56% 83.82%
10/31/2022 11.41 0.19 (1.98) (1.79) (0.21) (0.17) (0.38) 9.24 (16.07)% 8,036 0.48% 1.88% 0.54% 66.27%
10/31/2021 11.71 0.17 (0.27) (0.10) (0.20) — (0.20) 11.41 (0.85)% 9,411 0.50% 1.46% 0.52% 151.19%
10/31/2020 11.35 0.22 0.38 0.60 (0.24) — (0.24) 11.71 5.33% 9,072 0.48% 1.85% 0.50% 144.76%
10/31/2019 10.48 0.26 0.89 1.15 (0.28) — (0.28) 11.35 11.06% 7,394 0.49% 2.40% 0.51% 98.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

140 - Financial Highlights - October 31, 2023 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 6.79 $ 0.20 $ 0.80 $ 1.00 $ (0.15) $ — $ (0.15) $ 7.64 14.53% $ 264,077 0.69% 2.50% 0.74% 17.64%
10/31/2022 9.28 0.19 (2.29) (2.10) (0.39) — (0.39) 6.79 (23.43)% 241,567 0.70% 2.33% 0.73% 10.02%
10/31/2021 7.09 0.20 2.14 2.34 (0.15) — (0.15) 9.28 33.21% 317,180 0.73% 2.24% 0.73% 25.24%
10/31/2020 7.85 0.13 (0.65) (0.52) (0.13) (0.11) (0.24) 7.09 (6.93)% 166,664 0.75% 1.75% 0.75% 6.80%
10/31/2019 7.57 0.20 0.54 0.74 (0.29) (0.17) (0.46) 7.85 10.47% 191,579 0.74% 2.65% 0.74% 3.75%
Class C Shares
10/31/2023 6.27 0.12 0.74 0.86 (0.07) — (0.07) 7.06 13.69% 1,273 1.54% 1.58% 1.58% 17.64%
10/31/2022 8.60 0.12 (2.12) (2.00) (0.33) — (0.33) 6.27 (24.02)% 1,504 1.51% 1.61% 1.54% 10.02%
10/31/2021 6.58 0.11 2.00 2.11 (0.09) — (0.09) 8.60 32.20% 3,089 1.50% 1.31% 1.50% 25.24%
10/31/2020 7.32 0.07 (0.61) (0.54) (0.09) (0.11) (0.20) 6.58 (7.67)% 3,059 1.43% 1.09% 1.43% 6.80%
10/31/2019 7.08 0.14 0.50 0.64 (0.23) (0.17) (0.40) 7.32 9.75% 2,889 1.42% 1.97% 1.42% 3.75%
Class R Shares
10/31/2023 6.77 0.17 0.80 0.97 (0.11) — (0.11) 7.63 14.24% 24,843 1.04% 2.09% 1.09% 17.64%
10/31/2022 9.25 0.16 (2.28) (2.12) (0.36) — (0.36) 6.77 (23.65)% 21,788 1.05% 2.02% 1.08% 10.02%
10/31/2021 7.06 0.16 2.15 2.31 (0.12) — (0.12) 9.25 32.88% 29,219 1.04% 1.80% 1.04% 25.24%
10/31/2020 7.84 0.11 (0.67) (0.56) (0.11) (0.11) (0.22) 7.06 (7.37)% 21,325 1.05% 1.51% 1.05% 6.80%
10/31/2019 7.55 0.18 0.54 0.72 (0.26) (0.17) (0.43) 7.84 10.29% 10,553 1.04% 2.34% 1.04% 3.75%
Class R6 Shares
10/31/2023 6.85 0.23 0.80 1.03 (0.18) — (0.18) 7.70 14.95% 587,158 0.29% 2.85% 0.34% 17.64%
10/31/2022 9.35 0.22 (2.30) (2.08) (0.42) — (0.42) 6.85 (23.03)% 608,244 0.29% 2.70% 0.33% 10.02%
10/31/2021 7.14 0.22 2.17 2.39 (0.18) — (0.18) 9.35 33.69% 947,553 0.31% 2.51% 0.31% 25.24%
10/31/2020 7.90 0.16 (0.65) (0.49) (0.16) (0.11) (0.27) 7.14 (6.51)% 910,956 0.33% 2.18% 0.33% 6.80%
10/31/2019 7.62 0.23 0.55 0.78 (0.33) (0.17) (0.50) 7.90 11.02% 1,128,271 0.32% 3.02% 0.32% 3.75%
Institutional Service Class Shares
10/31/2023 6.83 0.23 0.79 1.02 (0.16) — (0.16) 7.69 14.81% 22,675 0.54% 2.84% 0.59% 17.64%
10/31/2022 9.33 0.20 (2.30) (2.10) (0.40) — (0.40) 6.83 (23.29)% 12,868 0.54% 2.51% 0.57% 10.02%
10/31/2021 7.13 0.22 2.15 2.37 (0.17) — (0.17) 9.33 33.38% 17,944 0.53% 2.43% 0.53% 25.24%
10/31/2020 7.89 0.15 (0.65) (0.50) (0.15) (0.11) (0.26) 7.13 (6.68)% 6,680 0.49% 2.04% 0.49% 6.80%
10/31/2019 7.61 0.22 0.54 0.76 (0.31) (0.17) (0.48) 7.89 10.78% 7,532 0.49% 2.96% 0.49% 3.75%

Index Funds - October 31, 2023 - Financial Highlights - 141
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

142 - Financial Highlights - October 31, 2023 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Mid Cap Market Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 15.79 $ 0.14 $ (0.38) $ (0.24) $ (0.15) $ (1.23) $ (1.38) $ 14.17 (1.72)% $ 189,187 0.68% 0.92% 0.69% 19.08%
10/31/2022 20.33 0.14 (2.35) (2.21) (0.15) (2.18) (2.33) 15.79 (12.10)% 230,144 0.68% 0.84% 0.69% 15.40%
10/31/2021 14.17 0.12 6.57 6.69 (0.12) (0.41) (0.53) 20.33 47.93% 285,112 0.68% 0.64% 0.69% 15.98%
10/31/2020 15.21 0.12 (0.37) (0.25) (0.15) (0.64) (0.79) 14.17 (1.91)% 212,219 0.67% 0.88% 0.68% 18.95%
10/31/2019 17.09 0.15 0.81 0.96 (0.21) (2.63) (2.84) 15.21 8.25% 273,121 0.67% 1.00% 0.68% 16.22%(g)
Class C Shares
10/31/2023 13.82 0.03 (0.32) (0.29) (0.08) (1.23) (1.31) 12.22 (2.40)% 6,014 1.38% 0.23% 1.39% 19.08%
10/31/2022 18.12 0.02 (2.06) (2.04) (0.08) (2.18) (2.26) 13.82 (12.70)% 7,686 1.37% 0.15% 1.38% 15.40%
10/31/2021 12.69 — 5.88 5.88 (0.04) (0.41) (0.45) 18.12 47.06% 10,717 1.34% (0.02)% 1.35% 15.98%
10/31/2020 13.73 0.03 (0.35) (0.32) (0.08) (0.64) (0.72) 12.69 (2.65)% 9,267 1.36% 0.21% 1.37% 18.95%
10/31/2019 15.74 0.04 0.72 0.76 (0.14) (2.63) (2.77) 13.73 7.55% 15,301 1.36% 0.33% 1.37% 16.22%(g)
Class R Shares
10/31/2023 15.44 0.09 (0.37) (0.28) (0.11) (1.23) (1.34) 13.82 (2.08)% 15,834 1.01% 0.60% 1.02% 19.08%
10/31/2022 19.94 0.09 (2.29) (2.20) (0.12) (2.18) (2.30) 15.44 (12.32)% 18,210 0.97% 0.55% 0.98% 15.40%
10/31/2021 13.91 0.07 6.45 6.52 (0.08) (0.41) (0.49) 19.94 47.59% 20,005 0.93% 0.40% 0.94% 15.98%
10/31/2020 14.95 0.08 (0.37) (0.29) (0.11) (0.64) (0.75) 13.91 (2.23)% 14,720 0.99% 0.58% 1.00% 18.95%
10/31/2019 16.85 0.10 0.80 0.90 (0.17) (2.63) (2.80) 14.95 7.96% 20,786 0.99% 0.69% 1.00% 16.22%(g)
Class R6 Shares
10/31/2023 16.20 0.21 (0.39) (0.18) (0.22) (1.23) (1.45) 14.57 (1.32)% 353,176 0.26% 1.34% 0.27% 19.08%
10/31/2022 20.79 0.22 (2.41) (2.19) (0.22) (2.18) (2.40) 16.20 (11.73)% 397,089 0.26% 1.26% 0.27% 15.40%
10/31/2021 14.48 0.20 6.71 6.91 (0.19) (0.41) (0.60) 20.79 48.53% 516,702 0.26% 1.07% 0.27% 15.98%
10/31/2020 15.53 0.18 (0.38) (0.20) (0.21) (0.64) (0.85) 14.48 (1.52)% 455,058 0.27% 1.28% 0.28% 18.95%
10/31/2019 17.38 0.22 0.83 1.05 (0.27) (2.63) (2.90) 15.53 8.74% 511,165 0.27% 1.41% 0.28% 16.22%(g)
Institutional Service Class Shares
10/31/2023 16.20 0.17 (0.39) (0.22) (0.18) (1.23) (1.41) 14.57 (1.55)% 13,952 0.49% 1.11% 0.50% 19.08%
10/31/2022 20.79 0.18 (2.41) (2.23) (0.18) (2.18) (2.36) 16.20 (11.93)% 15,351 0.48% 1.04% 0.49% 15.40%
10/31/2021 14.47 0.16 6.72 6.88 (0.15) (0.41) (0.56) 20.79 48.32% 19,388 0.48% 0.83% 0.49% 15.98%
10/31/2020 15.52 0.16 (0.38) (0.22) (0.19) (0.64) (0.83) 14.47 (1.68)% 12,763 0.42% 1.14% 0.43% 18.95%
10/31/2019 17.37 0.18 0.83 1.01 (0.23) (2.63) (2.86) 15.52 8.48% 16,190 0.48% 1.19% 0.49% 16.22%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Index Funds - October 31, 2023 - Financial Highlights - 143
The accompanying notes are an integral part of these financial statements.
c
Nationwide NYSE Arca Tech 100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2023 $ 101.84 $ 0.54 $ 12.44 $ 12.98 $ (0.69) $ (15.04) $ (15.73) $ 99.09 14.30% $ 296,727 0.66% 0.54% 0.66% 2.54%
10/31/2022 139.18 0.65 (26.12) (25.47) (0.59) (11.28) (11.87) 101.84 (20.08)% 281,015 0.65% 0.56% 0.65% 4.64%
10/31/2021 104.27 0.43 40.06 40.49 (0.37) (5.21) (5.58) 139.18 39.93% 400,884 0.63% 0.33% 0.63% 5.39%
10/31/2020 93.06 0.65 12.46 13.11 (0.59) (1.31) (1.90) 104.27 14.23% 324,798 0.70% 0.66% 0.70% 4.82%
10/31/2019 81.72 0.71 13.02 13.73 (0.65) (1.74) (2.39) 93.06 17.34% 339,453 0.71% 0.82% 0.71% 19.57%
Class C Shares
10/31/2023 87.14 (0.16) 10.44 10.28 (0.18) (15.04) (15.22) 82.20 13.47% 40,238 1.40% (0.19)% 1.40% 2.54%
10/31/2022 121.01 (0.17) (22.37) (22.54) (0.05) (11.28) (11.33) 87.14 (20.67)% 49,656 1.39% (0.17)% 1.39% 4.64%
10/31/2021 91.70 (0.43) 35.05 34.62 (0.10) (5.21) (5.31) 121.01 38.93% 74,423 1.36% (0.39)% 1.36% 5.39%
10/31/2020 82.29 (0.06) 11.00 10.94 (0.22) (1.31) (1.53) 91.70 13.42% 62,331 1.42% (0.07)% 1.42% 4.82%
10/31/2019 72.68 0.05 11.52 11.57 (0.22) (1.74) (1.96) 82.29 16.46% 64,137 1.46% 0.07% 1.46% 19.57%
Class R6 Shares
10/31/2023 102.98 0.90 12.59 13.49 (1.09) (15.04) (16.13) 100.34 14.70% 24,865 0.32% 0.88% 0.32% 2.54%
10/31/2022 140.71 1.04 (26.41) (25.37) (1.08) (11.28) (12.36) 102.98 (19.81)% 23,631 0.31% 0.90% 0.31% 4.64%
10/31/2021 105.36 0.86 40.49 41.35 (0.79) (5.21) (6.00) 140.71 40.39% 26,005 0.30% 0.67% 0.30% 5.39%
10/31/2020 94.03 0.99 12.59 13.58 (0.94) (1.31) (2.25) 105.36 14.63% 23,808 0.35% 0.99% 0.35% 4.82%
10/31/2019 82.54 1.01 13.16 14.17 (0.94) (1.74) (2.68) 94.03 17.74% 19,103 0.37% 1.15% 0.37% 19.57%
Institutional Service Class Shares
10/31/2023 103.04 0.78 12.61 13.39 (0.96) (15.04) (16.00) 100.43 14.58% 194,951 0.43% 0.77% 0.43% 2.54%
10/31/2022 140.75 0.92 (26.45) (25.53) (0.90) (11.28) (12.18) 103.04 (19.91)% 177,791 0.43% 0.79% 0.43% 4.64%
10/31/2021 105.39 0.71 40.51 41.22 (0.65) (5.21) (5.86) 140.75 40.23% 286,140 0.42% 0.55% 0.42% 5.39%
10/31/2020 94.04 0.88 12.59 13.47 (0.81) (1.31) (2.12) 105.39 14.49% 225,683 0.48% 0.88% 0.48% 4.82%
10/31/2019 82.56 0.90 13.17 14.07 (0.85) (1.74) (2.59) 94.04 17.60% 255,111 0.49% 1.02% 0.49% 19.57%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

144 - Financial Highlights - October 31, 2023 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2023 $ 18.45 $ 0.22 $ 1.51 $ 1.73 $ (0.22) $ (0.08) $ (0.30) $ 19.88 9.45% $ 120,533 0.57% 1.11% 0.57% 5.76%
10/31/2022 22.85 0.19 (3.47) (3.28) (0.18) (0.94) (1.12) 18.45 (15.06)% 114,245 0.58% 0.95% 0.58% 4.17%
10/31/2021 16.22 0.18 6.62 6.80 (0.17) — (0.17) 22.85 42.09%(f) 145,028 0.60% 0.88% 0.60% 5.58%
10/31/2020 15.78 0.20 1.19 1.39 (0.25) (0.70) (0.95) 16.22 9.08%(f) 124,885 0.64% 1.27% 0.64% 2.79%
10/31/2019 16.28 0.26 1.51 1.77 (0.27) (2.00) (2.27) 15.78 13.64% 131,343 0.64% 1.75% 0.64% 4.25%(g)
Class C Shares
10/31/2023 17.85 0.09 1.47 1.56 (0.10) (0.08) (0.18) 19.23 8.78% 39,193 1.22% 0.47% 1.22% 5.76%
10/31/2022 22.17 0.06 (3.37) (3.31) (0.07) (0.94) (1.01) 17.85 (15.64)% 42,910 1.23% 0.30% 1.23% 4.17%
10/31/2021 15.76 0.04 6.44 6.48 (0.07) — (0.07) 22.17 41.23% 57,226 1.25% 0.22% 1.25% 5.58%
10/31/2020 15.36 0.10 1.16 1.26 (0.16) (0.70) (0.86) 15.76 8.36% 46,181 1.27% 0.65% 1.27% 2.79%
10/31/2019 15.92 0.17 1.45 1.62 (0.18) (2.00) (2.18) 15.36 12.85% 51,803 1.27% 1.14% 1.27% 4.25%(g)
Class R Shares
10/31/2023 18.33 0.15 1.50 1.65 (0.15) (0.08) (0.23) 19.75 9.07% 154,993 0.93% 0.75% 0.93% 5.76%
10/31/2022 22.72 0.12 (3.45) (3.33) (0.12) (0.94) (1.06) 18.33 (15.38)% 130,082 0.94% 0.59% 0.94% 4.17%
10/31/2021 16.14 0.11 6.59 6.70 (0.12) — (0.12) 22.72 41.62% 129,054 0.94% 0.55% 0.94% 5.58%
10/31/2020 15.71 0.15 1.19 1.34 (0.21) (0.70) (0.91) 16.14 8.72% 116,748 0.94% 0.94% 0.94% 2.79%
10/31/2019 16.23 0.24 1.49 1.73 (0.25) (2.00) (2.25) 15.71 13.40% 92,128 0.84% 1.59% 0.84% 4.25%(g)
Class R6 Shares
10/31/2023 18.66 0.30 1.54 1.84 (0.30) (0.08) (0.38) 20.12 9.92% 205,594 0.18% 1.52% 0.18% 5.76%
10/31/2022 23.10 0.27 (3.50) (3.23) (0.27) (0.94) (1.21) 18.66 (14.74)% 218,922 0.19% 1.34% 0.19% 4.17%
10/31/2021 16.39 0.26 6.70 6.96 (0.25) — (0.25) 23.10 42.72% 261,107 0.19% 1.28% 0.19% 5.58%
10/31/2020 15.94 0.27 1.20 1.47 (0.32) (0.70) (1.02) 16.39 9.53% 203,736 0.20% 1.70% 0.20% 2.79%
10/31/2019 16.43 0.34 1.51 1.85 (0.34) (2.00) (2.34) 15.94 14.09% 168,300 0.19% 2.29% 0.19% 4.25%(g)
Institutional Service Class Shares
10/31/2023 18.59 0.25 1.54 1.79 (0.25) (0.08) (0.33) 20.05 9.69% 454,045 0.43% 1.24% 0.43% 5.76%
10/31/2022 23.03 0.22 (3.51) (3.29) (0.21) (0.94) (1.15) 18.59 (15.00)% 378,475 0.44% 1.09% 0.44% 4.17%
10/31/2021 16.34 0.21 6.68 6.89 (0.20) — (0.20) 23.03 42.37% 448,834 0.44% 1.03% 0.44% 5.58%
10/31/2020 15.89 0.23 1.20 1.43 (0.28) (0.70) (0.98) 16.34 9.28% 359,249 0.45% 1.46% 0.45% 2.79%
10/31/2019 16.38 0.30 1.51 1.81 (0.30) (2.00) (2.30) 15.89 13.84% 372,474 0.45% 1.96% 0.45% 4.25%(g)
Service Class Shares
10/31/2023 18.47 0.22 1.52 1.74 (0.22) (0.08) (0.30) 19.91 9.47% 221,528 0.58% 1.11% 0.58% 5.76%
10/31/2022 22.88 0.19 (3.48) (3.29) (0.18) (0.94) (1.12) 18.47 (15.09)% 225,636 0.59% 0.94% 0.59% 4.17%
10/31/2021 16.23 0.18 6.64 6.82 (0.17) — (0.17) 22.88 42.20%(f) 280,550 0.59% 0.88% 0.59% 5.58%
10/31/2020 15.80 0.21 1.18 1.39 (0.26) (0.70) (0.96) 16.23 9.04%(f) 230,025 0.60% 1.31% 0.60% 2.79%
10/31/2019 16.30 0.27 1.50 1.77 (0.27) (2.00) (2.27) 15.80 13.68% 254,151 0.60% 1.79% 0.60% 4.25%(g)

Index Funds - October 31, 2023 - Financial Highlights - 145
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Portfolio turnover excludes securities received or delivered in-kind.

146 - Financial Highlights - October 31, 2023 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 10.21 $ 0.11 $ (1.02) $ (0.91) $ (0.10) $ (0.07) $ (0.17) $ 9.13 (9.05)% $ 117,119 0.68% 1.04% 0.74% 15.43%
10/31/2022 13.51 0.08 (2.51) (2.43) (0.08) (0.79) (0.87) 10.21 (18.96)% 136,871 0.68% 0.77% 0.77% 17.43%
10/31/2021 9.06 0.04 4.46 4.50 (0.05) — (0.05) 13.51 49.71% 173,269 0.70% 0.35% 0.74% 19.96%
10/31/2020 9.76 0.06 (0.05) 0.01 (0.07) (0.64) (0.71) 9.06 (0.36)% 127,384 0.70% 0.72% 0.74% 15.29%
10/31/2019 13.58 0.08 (0.03) (g) 0.05 (0.11) (3.76) (3.87) 9.76 4.35% 153,310 0.70% 0.82% 0.75% 17.17%(h)
Class C Shares
10/31/2023 9.18 0.03 (0.91) (0.88) (0.05) (0.07) (0.12) 8.18 (9.67)% 2,756 1.36% 0.36% 1.42% 15.43%
10/31/2022 12.26 0.01 (2.27) (2.26) (0.03) (0.79) (0.82) 9.18 (19.49)% 3,386 1.38% 0.07% 1.47% 17.43%
10/31/2021 8.27 (0.04) 4.06 4.02 (0.03) — (0.03) 12.26 48.61% 4,550 1.40% (0.34)% 1.44% 19.96%
10/31/2020 8.99 — (0.05) (0.05) (0.03) (0.64) (0.67) 8.27 (1.05)% 3,685 1.40% 0.04% 1.44% 15.29%
10/31/2019 12.86 0.01 (0.06) (g) (0.05) (0.06) (3.76) (3.82) 8.99 3.60% 5,532 1.37% 0.15% 1.42% 17.17%(h)
Class R Shares
10/31/2023 9.95 0.07 (0.98) (0.91) (0.07) (0.07) (0.14) 8.90 (9.24)% 20,185 1.01% 0.71% 1.07% 15.43%
10/31/2022 13.20 0.05 (2.46) (2.41) (0.05) (0.79) (0.84) 9.95 (19.25)% 22,939 0.99% 0.46% 1.08% 17.43%
10/31/2021 8.87 — 4.37 4.37 (0.04) — (0.04) 13.20 49.30% 25,924 1.01% 0.04% 1.05% 19.96%
10/31/2020 9.59 0.03 (0.06) (0.03) (0.05) (0.64) (0.69) 8.87 (0.79)% 15,382 1.01% 0.40% 1.05% 15.29%
10/31/2019 13.42 0.05 (0.03) (g) 0.02 (0.09) (3.76) (3.85) 9.59 4.11% 14,664 1.01% 0.50% 1.05% 17.17%(h)
Class R6 Shares
10/31/2023 10.58 0.15 (1.05) (0.90) (0.14) (0.07) (0.21) 9.47 (8.63)% 47,111 0.26% 1.46% 0.32% 15.43%
10/31/2022 13.97 0.14 (2.61) (2.47) (0.13) (0.79) (0.92) 10.58 (18.64)% 54,435 0.26% 1.19% 0.35% 17.43%
10/31/2021 9.35 0.10 4.60 4.70 (0.08) — (0.08) 13.97 50.39% 71,282 0.28% 0.78% 0.32% 19.96%
10/31/2020 10.05 0.10 (0.06) 0.04 (0.10) (0.64) (0.74) 9.35 0.04% 64,779 0.28% 1.14% 0.32% 15.29%
10/31/2019 13.87 0.13 (0.04) (g) 0.09 (0.15) (3.76) (3.91) 10.05 4.76% 69,935 0.28% 1.26% 0.33% 17.17%(h)
Institutional Service Class Shares
10/31/2023 10.56 0.13 (1.04) (0.91) (0.12) (0.07) (0.19) 9.46 (8.78)% 5,759 0.50% 1.24% 0.56% 15.43%
10/31/2022 13.95 0.12 (2.61) (2.49) (0.11) (0.79) (0.90) 10.56 (18.79)% 8,076 0.41% 1.04% 0.50% 17.43%
10/31/2021 9.34 0.08 4.59 4.67 (0.06) — (0.06) 13.95 50.09% 12,273 0.47% 0.58% 0.51% 19.96%
10/31/2020 10.04 0.08 (0.06) 0.02 (0.08) (0.64) (0.72) 9.34 (0.22)% 6,288 0.53% 0.88% 0.57% 15.29%
10/31/2019 13.85 0.10 (0.03) (g) 0.07 (0.12) (3.76) (3.88) 10.04 4.53% 5,679 0.53% 0.99% 0.58% 17.17%(h)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement on Operations due to share transactions for the period.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Index Funds - October 31, 2023 - Notes to Financial Statements - 147
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2023, the Trust operates forty-eight (48) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class C, Class R, Class R6, Institutional Service Class and Service
Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus.
Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

148 - Notes to Financial Statements - October 31, 2023 - Index Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

Index Funds - October 31, 2023 - Notes to Financial Statements - 149
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2023. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 181,271 $ – $ 181,271
Commercial Mortgage-Backed Securities – 3,940,121 – 3,940,121
Corporate Bonds – 64,633,200 – 64,633,200
Foreign Government Securities – 3,927,387 – 3,927,387
Mortgage-Backed Securities – 69,451,381 – 69,451,381
Municipal Bonds – 1,933,659 – 1,933,659
Repurchase Agreement – 1,490,140 – 1,490,140
Supranational – 3,110,762 – 3,110,762
U.S. Government Agency Securities – 2,258,094 – 2,258,094
U.S. Treasury Obligations – 110,519,985 – 110,519,985
Total $ – $ 261,446,000 $ – $ 261,446,000
International Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 16,346,874 $ – $ 16,346,874
Air Freight & Logistics – 4,939,602 – 4,939,602
Automobile Components – 5,743,210 – 5,743,210
Automobiles – 31,010,969 – 31,010,969
Banks – 88,106,043 – 88,106,043
Beverages 743,194 17,041,992 – 17,785,186
Biotechnology – 7,725,255 – 7,725,255
Broadline Retail 197,564 6,396,668 – 6,594,232
Building Products – 8,554,718 – 8,554,718
Capital Markets 162,579 24,212,063 – 24,374,642
Chemicals – 27,402,263 – 27,402,263
Commercial Services & Supplies – 3,387,327 – 3,387,327
Communications Equipment – 1,912,524 – 1,912,524
Construction & Engineering – 7,642,890 – 7,642,890
Construction Materials – 5,848,335 – 5,848,335
Consumer Staples Distribution & Retail – 11,386,688 – 11,386,688
Containers & Packaging – 954,955 – 954,955
Distributors – 216,943 – 216,943
Diversified Consumer Services – 656,623 – 656,623
Diversified REITs – 1,688,721 – 1,688,721
Diversified Telecommunication Services – 16,064,198 – 16,064,198
Electric Utilities – 16,449,757 – 16,449,757
Electrical Equipment – 14,790,450 – 14,790,450
Electronic Equipment, Instruments &
Components – 11,995,480 – 11,995,480
Energy Equipment & Services – 444,272 – 444,272
Entertainment 939,543 5,798,951 – 6,738,494
Financial Services 249,997 8,688,559 – 8,938,556
Food Products – 27,967,349 – 27,967,349
Gas Utilities – 2,902,404 – 2,902,404
Ground Transportation 354,134 5,348,733 – 5,702,867
Health Care Equipment & Supplies – 17,799,496 – 17,799,496
Health Care Providers & Services – 2,354,094 – 2,354,094

150 - Notes to Financial Statements - October 31, 2023 - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Health Care Technology $ – $ 423,505 $ – $ 423,505
Hotels, Restaurants & Leisure – 15,625,804 – 15,625,804
Household Durables – 10,479,206 – 10,479,206
Household Products – 5,837,312 – 5,837,312
Independent Power and Renewable
Electricity Producers – 2,162,277 – 2,162,277
Industrial Conglomerates 411,060 12,717,397 – 13,128,457
Industrial REITs – 3,475,244 – 3,475,244
Insurance – 47,882,939 – 47,882,939
Interactive Media & Services – 1,894,699 – 1,894,699
IT Services 296,749 6,673,666 – 6,970,415
Leisure Products – 1,724,701 – 1,724,701
Life Sciences Tools & Services – 3,432,825 – 3,432,825
Machinery – 25,707,300 – 25,707,300
Marine Transportation – 3,504,088 – 3,504,088
Media – 3,388,351 – 3,388,351
Metals & Mining – 29,142,785 – 29,142,785
Multi-Utilities – 8,195,618 – 8,195,618
Office REITs – 1,620,162 – 1,620,162
Oil, Gas & Consumable Fuels – 42,872,272 – 42,872,272
Paper & Forest Products – 2,996,975 – 2,996,975
Passenger Airlines – 1,185,458 – 1,185,458
Personal Care Products – 18,029,769 – 18,029,769
Pharmaceuticals 1,250,534 83,315,022 – 84,565,556
Professional Services – 14,288,032 – 14,288,032
Real Estate Management & Development 164,160 10,663,049 – 10,827,209
Retail REITs – 3,047,898 – 3,047,898
Semiconductors & Semiconductor
Equipment – 29,489,337 – 29,489,337
Software 1,425,180 13,818,882 – 15,244,062
Specialty Retail – 7,216,932 94,304 7,311,236
Technology Hardware, Storage &
Peripherals – 4,282,293 – 4,282,293
Textiles, Apparel & Luxury Goods – 26,266,819 – 26,266,819
Tobacco – 6,843,580 – 6,843,580
Trading Companies & Distributors 636,668 16,366,034 – 17,002,702
Transportation Infrastructure – 3,031,242 – 3,031,242
Water Utilities – 1,050,713 – 1,050,713
Wireless Telecommunication Services – 8,919,852 – 8,919,852
Total Common Stocks $ 6,831,362 $ 879,350,444 $ 94,304 $ 886,276,110
Repurchase Agreement – 2,819,877 – 2,819,877
Total Assets $ 6,831,362 $ 882,170,321 $ 94,304 $ 889,095,987
Liabilities:
Futures Contracts# $ (226,744) $ – $ – $ (226,744)
Total Liabilities $ (226,744) $ – $ – $ (226,744)
Total $ 6,604,618 $ 882,170,321 $ 94,304 $ 888,869,243
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 577,259,313 $ – $ – $ 577,259,313
Repurchase Agreement – 2,191,017 – 2,191,017
Total Assets $ 577,259,313 $ 2,191,017 $ – $ 579,450,330
Liabilities:
Futures Contracts# $ (210,604) $ – $ – $ (210,604)
Total Liabilities $ (210,604) $ – $ – $ (210,604)
Total $ 577,048,709 $ 2,191,017 $ – $ 579,239,726

Index Funds - October 31, 2023 - Notes to Financial Statements - 151
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 554,160,606 $ – $ – $ 554,160,606
Repurchase Agreement – 2,682,144 – 2,682,144
Total Assets $ 554,160,606 $ 2,682,144 $ – $ 556,842,750
Liabilities:
Futures Contracts# $ (55,389) $ – $ – $ (55,389)
Total Liabilities $ (55,389) $ – $ – $ (55,389)
Total $ 554,105,217 $ 2,682,144 $ – $ 556,787,361
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,185,521,260 $ – $ – $ 1,185,521,260
Repurchase Agreement – 184,534 – 184,534
Total Assets $ 1,185,521,260 $ 184,534 $ – $ 1,185,705,794
Liabilities:
Futures Contracts# $ (255,394) $ – $ – $ (255,394)
Total Liabilities $ (255,394) $ – $ – $ (255,394)
Total $ 1,185,265,866 $ 184,534 $ – $ 1,185,450,400
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 23,143 $ – $ – $ 23,143
Common Stocks
Aerospace & Defense 1,904,695 – – 1,904,695
Air Freight & Logistics 478,077 – – 478,077
Automobile Components 2,674,662 – – 2,674,662
Automobiles 262,559 – – 262,559
Banks 17,186,489 – – 17,186,489
Beverages 834,167 – – 834,167
Biotechnology 12,370,871 – – 12,370,871
Broadline Retail 155,254 – – 155,254
Building Products 3,600,676 – – 3,600,676
Capital Markets 2,742,067 – – 2,742,067
Chemicals 3,628,799 – – 3,628,799
Commercial Services & Supplies 3,082,409 – – 3,082,409
Communications Equipment 1,205,769 – – 1,205,769
Construction & Engineering 3,289,944 – – 3,289,944
Construction Materials 669,926 – – 669,926
Consumer Finance 1,439,948 – – 1,439,948
Consumer Staples Distribution & Retail 1,172,858 – – 1,172,858
Containers & Packaging 596,063 – – 596,063
Distributors 19,232 – – 19,232
Diversified Consumer Services 2,373,877 – – 2,373,877
Diversified REITs 1,213,651 – – 1,213,651
Diversified Telecommunication Services 864,393 – – 864,393
Electric Utilities 1,559,684 – – 1,559,684
Electrical Equipment 2,711,541 – – 2,711,541
Electronic Equipment, Instruments &
Components 5,291,320 – – 5,291,320
Energy Equipment & Services 5,730,556 – – 5,730,556
Entertainment 824,051 – – 824,051
Financial Services 4,643,744 – – 4,643,744

152 - Notes to Financial Statements - October 31, 2023 - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Food Products $ 2,463,798 $ – $ – $ 2,463,798
Gas Utilities 1,845,399 – – 1,845,399
Ground Transportation 902,272 – – 902,272
Health Care Equipment & Supplies 5,482,683 – – 5,482,683
Health Care Providers & Services 5,166,245 – – 5,166,245
Health Care REITs 1,276,482 – – 1,276,482
Health Care Technology 990,385 – – 990,385
Hotel & Resort REITs 1,763,629 – – 1,763,629
Hotels, Restaurants & Leisure 4,317,960 – – 4,317,960
Household Durables 3,838,235 – – 3,838,235
Household Products 680,733 – – 680,733
Independent Power and Renewable
Electricity Producers 479,969 – – 479,969
Industrial Conglomerates 35,550 – – 35,550
Industrial REITs 880,380 – – 880,380
Insurance 3,804,780 – – 3,804,780
Interactive Media & Services 1,414,976 – – 1,414,976
IT Services 833,320 – – 833,320
Leisure Products 843,693 – – 843,693
Life Sciences Tools & Services 577,844 – – 577,844
Machinery 6,829,259 – – 6,829,259
Marine Transportation 536,630 – – 536,630
Media 1,268,783 – – 1,268,783
Metals & Mining 3,671,657 – – 3,671,657
Mortgage Real Estate Investment Trusts
(REITs) 2,308,211 – – 2,308,211
Multi-Utilities 854,223 – – 854,223
Office REITs 1,277,688 – – 1,277,688
Oil, Gas & Consumable Fuels 10,996,094 – – 10,996,094
Paper & Forest Products 209,458 – – 209,458
Passenger Airlines 724,053 – – 724,053
Personal Care Products 1,804,412 – – 1,804,412
Pharmaceuticals 3,193,842 – – 3,193,842
Professional Services 4,884,886 – – 4,884,886
Real Estate Management & Development 1,306,568 – – 1,306,568
Residential REITs 774,362 – – 774,362
Retail REITs 2,487,796 – – 2,487,796
Semiconductors & Semiconductor
Equipment 5,487,894 – – 5,487,894
Software 10,778,705 – – 10,778,705
Specialized REITs 886,685 – – 886,685
Specialty Retail 4,844,230 – – 4,844,230
Technology Hardware, Storage &
Peripherals 1,518,181 – – 1,518,181
Textiles, Apparel & Luxury Goods 1,023,068 – – 1,023,068
Tobacco 272,256 – – 272,256
Trading Companies & Distributors 4,060,256 – – 4,060,256
Water Utilities 969,331 – – 969,331
Wireless Telecommunication Services 376,292 – – 376,292
Total Common Stocks $ 193,470,435 $ – $ – $ 193,470,435
Repurchase Agreement – 7,535,461 – 7,535,461
Rights – – – –
Total Assets $ 193,493,578 $ 7,535,461 $ – $ 201,029,039
Liabilities:
Futures Contracts# $ (7,014) $ – $ – $ (7,014)
Total Liabilities $ (7,014) $ – $ – $ (7,014)
Total $ 193,486,564 $ 7,535,461 $ – $ 201,022,025
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Index Funds - October 31, 2023 - Notes to Financial Statements - 153
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2023, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized,
As of October 31, 2023, Small Cap Index held four rights investments and two common stock investments that were categorized as Level 3 investments which were each valued at $0.
International Index
Common
Stocks Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 4,632 4,632
Purchases — —
Sales (4,632) (4,632)
Change in Unrealized Appreciation/Depreciation 858 858
Transfers into Level 3 93,446 93,446
Transfers out of Level 3 — —
Balance as of 10/31/2023 $ 94,304 $ 94,304
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2023 ** $ 858 $ 858
Small Cap Index
Rights Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 10,300 10,300
Purchases — —
Sales (10,300) (10,300)
Change in Unrealized Appreciation/Depreciation (97) (97)
Transfers into Level 3 97 97
Transfers out of Level 3 — —
Balance as of 10/31/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2023 ** $ (97) $ (97)
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

154 - Notes to Financial Statements - October 31, 2023 - Index Funds
that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

Index Funds - October 31, 2023 - Notes to Financial Statements - 155
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2023:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2023:
International Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (226,744)
Total $ (226,744)
Mid Cap Market Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (210,604)
Total $ (210,604)
NYSE Arca Tech 100 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (55,389)
Total $ (55,389)
S&P 500 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (255,394)
Total $ (255,394)
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (7,014)
Total $ (7,014)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,487,253
Total $ 1,487,253

156 - Notes to Financial Statements - October 31, 2023 - Index Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2023:
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 726,453
Total $ 726,453
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 342,441
Total $ 342,441
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 980,245
Total $ 980,245
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (133,546)
Total $ (133,546)
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (462,389)
Total $ (462,389)
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (723,069)
Total $ (723,069)
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (48,544)
Total $ (48,544)
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (520,965)
Total $ (520,965)
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (121,221)
Total $ (121,221)

Index Funds - October 31, 2023 - Notes to Financial Statements - 157
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2023:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of October 31, 2023, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the year ended October 31, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of
International Index
Futures Contracts:
Average Notional Balance Long $ 8,376,486
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 5,527,569
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 3,752,761
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 10,951,466
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 1,951,323

158 - Notes to Financial Statements - October 31, 2023 - Index Funds
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended October 31, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 1,490,140
International Index 2,819,877
Mid Cap Market Index 2,191,017
NYSE Arca Tech 100 Index 2,682,144
S&P 500 Index 184,534
Small Cap Index 7,535,461

Index Funds - October 31, 2023 - Notes to Financial Statements - 159
obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2023, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.30%, dated 10/31/2023, due 11/1/2023, repurchase price $74,106,874, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2023 - 8/15/2053; total market value $75,589,014.
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,490,140 $ – $ 1,490,140 $ (1,490,140) $ –
Total $ 1,490,140 $ – $ 1,490,140 $ (1,490,140) $ –
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,819,877 $ – $ 2,819,877 $ (2,819,877) $ –
Total $ 2,819,877 $ – $ 2,819,877 $ (2,819,877) $ –
Mid Cap Market Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,191,017 $ – $ 2,191,017 $ (2,191,017) $ –
Total $ 2,191,017 $ – $ 2,191,017 $ (2,191,017) $ –

160 - Notes to Financial Statements - October 31, 2023 - Index Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date
NYSE Arca Tech 100 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,682,144 $ – $ 2,682,144 $ (2,682,144) $ –
Total $ 2,682,144 $ – $ 2,682,144 $ (2,682,144) $ –
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 184,534 $ – $ 184,534 $ (184,534) $ –
Total $ 184,534 $ – $ 184,534 $ (184,534) $ –
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 7,535,461 $ – $ 7,535,461 $ (7,535,461) $ –
Total $ 7,535,461 $ – $ 7,535,461 $ (7,535,461) $ –
* As of October 31, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - October 31, 2023 - Notes to Financial Statements - 161
and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2023 are primarily attributable to paydown reclass, investments in passive foreign investment companies ("PFICs"), investments in real estate investment trusts, and redesignation of distribution.
Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2023 may primarily be attributable to outstanding wash sale loss deferrals, investments in PFICs, non-taxable distributions, and treatment of corporate actions. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended October 31, 2023, the Funds have no reclassifications between capital and total distributable earnings.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

162 - Notes to Financial Statements - October 31, 2023 - Index Funds
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. For U.S. income tax purposes, when EU reclaims are received by the Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%

Index Funds - October 31, 2023 - Notes to Financial Statements - 163
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 29, 2024.
During the year ended October 31, 2023, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2023, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 29, 2024.
f
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Advisory Fee
Waiver
(annual rate)
Mid Cap Market Index 0.01%
Small Cap Index 0.02
Fund Amount
Mid Cap Market Index $ 65,813
Small Cap Index 44,735
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.19 % N/A 0.10%
International Index 0.24 N/A 0.20
Mid Cap Market Index 0.20 0.19% 0.19
NYSE Arca Tech 100 Index 0.23 N/A 0.23
S&P 500 Index 0.12 N/A 0.12
Small Cap Index 0.19 0.17 0.13
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.22%
International Index All Classes 0.29
Mid Cap Market Index All Classes 0.30
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28

164 - Notes to Financial Statements - October 31, 2023 - Index Funds
million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
As of October 31, 2023, there were no cumulative potential reimbursements which could be reimbursed to NFA.
During the year ended October 31, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2023, NFM earned an aggregate of $1,246,727 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2023, the Funds’ aggregate portion of such costs amounted to $18,087.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount Total
Bond Index $ — $ 184,842 $ 220,409 $ 405,251
International Index — 340,215 463,596 803,811
Mid Cap Market Index — — — —
NYSE Arca Tech 100 Index — — — —
S&P 500 Index — — — —
Small Cap Index 54,788 174,873 88,851 318,512
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Index Funds - October 31, 2023 - Notes to Financial Statements - 165
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid
Cap Market Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index Class A sales charges range from 0.00% to
5.75%, and Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the year ended October 31, 2023, the Funds imposed aggregate front-end sales charges of $201,378. From these fees, NFD retained a portion amounting to $28,203.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and 1.00% for International Index, Mid Cap Market
Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index. Class C CDSCs are 1.00% for all Funds. During the year ended October 31, 2023, the Funds imposed aggregate CDSCs of $336. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Class R, Institutional Service Class and Service Class shares of each Fund.
For the year ended October 31, 2023, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2023, each Fund’s total administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Service Class
Shares
Bond Index 0.25% 1.00% N/A N/A
International Index 0.25 1.00 0.50% N/A
Mid Cap Market Index 0.25 1.00 0.50 N/A
NYSE Arca Tech 100 Index 0.25 1.00 N/A N/A
S&P 500 Index 0.25 1.00 0.50 0.15%
Small Cap Index 0.25 1.00 0.50 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R
Institutional
Service Class Service Class
Bond Index 0.17% 0.05% N/A 0.25% N/A
International Index 0.15 0.25 0.25% 0.25 N/A
Mid Cap Market Index 0.17 0.11 0.24 0.23 N/A
NYSE Arca Tech 100 Index 0.09 0.08 N/A 0.11 N/A
S&P 500 Index 0.14 0.04 0.25 0.25 0.25%
Small Cap Index 0.17 0.10 0.25 0.24 N/A
N/A — Not Applicable.
Fund Amount
Bond Index $ 421,561
International Index 571,934
Mid Cap Market Index 462,435
NYSE Arca Tech 100 Index 525,470
S&P 500 Index 2,224,200
Small Cap Index 308,113

166 - Notes to Financial Statements - October 31, 2023 - Index Funds
As of October 31, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Cross trades for the year ended October 31, 2023 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended October 31, 2023, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the year ended October 31, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2023, none of the Funds engaged in interfund lending.
Fund
% of Shares
Outstanding
Owned
Bond Index 70.60%
International Index 85.38
Mid Cap Market Index 73.40
NYSE Arca Tech 100 Index 1.06
S&P 500 Index 44.44
Small Cap Index 55.12
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
Mid Cap Market Index $ 233,941 $ – $ –
Small Cap Index 1,229 118,612 (9,859)

Index Funds - October 31, 2023 - Notes to Financial Statements - 167
5. Investment Transactions
For the year ended October 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2023, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to
Fund Purchases
*
Sales
*
Bond Index $ 252,664,368 $ 218,369,460
International Index 173,925,345 273,598,589
Mid Cap Market Index 124,679,152 195,626,470
NYSE Arca Tech 100 Index 14,241,659 58,311,584
S&P 500 Index 68,864,777 82,297,900
Small Cap Index 34,284,381 42,298,297
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 46,185,799 $ 26,125,411

168 - Notes to Financial Statements - October 31, 2023 - Index Funds
create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Index Funds - October 31, 2023 - Notes to Financial Statements - 169
(e) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC amended adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September
30, 2024, for certain legacy contracts. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Other
As of October 31, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Bond Index 76.54% 3(a)
International Index 41.32 3(a)
Mid Cap Market Index 41.16 3(a)
NYSE Arca Tech 100 Index — —
S&P 500 Index 68.83 5(a)
Small Cap Index 50.20 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

170 - Notes to Financial Statements - October 31, 2023 - Index Funds
10. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2023 was as follows:
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
I
As of October 31, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 6,973,011 $ – $ 6,973,011 $ – $ 6,973,011
International Index 21,642,096 – 21,642,096 – 21,642,096
Mid Cap Market Index 7,603,932 51,063,534 58,667,466 – 58,667,466
NYSE Arca Tech 100 Index 4,089,160 78,001,061 82,090,221 – 82,090,221
S&P 500 Index 13,972,566 4,777,434 18,750,000 – 18,750,000
Small Cap Index 2,351,451 1,491,626 3,843,077 – 3,843,077
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 6,305,860 $ 7,198,025 $ 13,503,885 $ – $ 13,503,885
International Index 57,892,137 – 57,892,137 – 57,892,137
Mid Cap Market Index 23,740,491 72,817,650 96,558,141 – 96,558,141
NYSE Arca Tech 100 Index 5,385,776 62,220,588 67,606,364 – 67,606,364
S&P 500 Index 13,835,172 52,256,850 66,092,022 – 66,092,022
Small Cap Index 6,544,889 12,484,566 19,029,455 – 19,029,455
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Index $ 687,642 $ – $ 687,642 $ (677,117) $ (4,944,704) $ (43,017,971) $ (47,952,150)
International Index 12,553,427 – 12,553,427 – (65,578,697) 190,669,537 137,644,267
Mid Cap Market Index 3,084,025 31,128,248 34,212,273 – – 116,910,037 151,122,310
NYSE Arca Tech 100 Index 868,374 34,388,748 35,257,122 – – 381,799,877 417,056,999
S&P 500 Index 4,129,159 – 4,129,159 – – 514,290,021 518,419,180
Small Cap Index 596,918 104,864 701,782 – – (2,310,381) (1,608,599)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 304,463,971 $ 49,091 $ (43,067,062) $ (43,017,971)
International Index 698,063,638 249,913,329 (59,107,724) 190,805,605
Mid Cap Market Index 462,329,689 169,558,891 (52,648,854) 116,910,037
NYSE Arca Tech 100 Index 174,987,484 397,687,539 (15,887,662) 381,799,877
S&P 500 Index 671,160,379 571,430,172 (57,140,151) 514,290,021
Small Cap Index 203,332,406 52,268,167 (54,578,548) (2,310,381)

Index Funds - October 31, 2023 - Notes to Financial Statements - 171
As of October 31, 2023, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2023.
During the year ended October 31, 2023, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
On September 13, 2023, the Board of Trustees of Nationwide Mutual Funds considered and approved a proposal to convert existing Class C shares of the Funds to Class A shares of the Funds and to terminate Class C shares. The conversion is expected to occur on or about February 9, 2024 (the “Conversion Date”). Until the Conversion Date, current Class C shareholders may purchase, redeem, or exchange their Class C shares in the manner set forth in the Prospectus, however, effective December 15,
2023, Class C shares of the Funds will no longer be available for purchase by new shareholders.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Bond Index $ (4,944,704)
International Index (65,578,697)
Fund Utilized
International Index $ 20,389

172 - Report of Independent Registered Public Accounting Firm - October 31, 2023 - Index Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Index Fund, Nationwide
International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech 100 Index Fund,
Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech
100 Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund (six of the funds constituting Nationwide
Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October
31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Index Funds - October 31, 2023 (Unaudited) - Supplemental Information - 173
Other Federal Tax Information
For the year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2023 Form 1099-DIV.
For the taxable year ended October 31, 2023, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2023, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2023, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Bond Index – %
International Index 0 .01
Mid Cap Market Index 76 .61
NYSE Arca Tech 100 Index 100 .00
S&P 500 Index 100 .00
Small Cap Index 79 .15
Fund Amount
Bond Index $ –
International Index –
Mid Cap Market Index 51,063,534
NYSE Arca Tech 100 Index 78,001,061
S&P 500 Index 4,777,434
Small Cap Index 1,491,626
Fund Amount Per Share
Bond Index $ – $ –
International Index 30,614,349 0.2613
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –
Fund Amount Per Share
Bond Index $ – $ –
International Index 1,876,662 0.0160
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –

Index Funds - October 31, 2023 - Management Information - 175
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
eight (48) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

176 - Management Information - October 31, 2023 - Index Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - October 31, 2023 - Management Information - 177
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions

178 - Market Index Definitions - October 31, 2023 - Index Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Index Funds - October 31, 2023 - Market Index Definitions - 179
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

180 - Market Index Definitions - October 31, 2023 - Index Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Index Funds - October 31, 2023 - Market Index Definitions - 181
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

182 - Market Index Definitions - October 31, 2023 - Index Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

Index Funds - October 31, 2023 - Glossary - 183
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

184 - Glossary - October 31, 2023 - Index Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

Index Funds - October 31, 2023 - Glossary - 185
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-IDX (12-23)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company.
© 2023 Nationwide

Annual Report
October 31, 2023
Nationwide Mutual Funds
International Funds
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
Nationwide Janus Henderson Overseas Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents
.
We think this new rule will make it easier for you to review and monitor your fund investments. You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-0920.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 6
Shareholder Expense Examples 35
Statements of Investments 38
Statements of Assets and Liabilities 76
Statements of Operations 80
Statements of Changes in Net Assets 82
Financial Highlights 90
Notes to Financial Statements 98
Report of Independent Registered Public Accounting Firm 129
Supplemental Information 130
Management Information 131
Market Index Definitions 134
Glossary 139

Nationwide Mutual Funds - October 31, 2023 - 1
Message to Investors
Dear Investor,
Despite the past year's volatility, our business approach has been guided by our three fundamental principles of collaboration, excellence, and a disciplined approach to leadership, reinforcing our steadfast focus on the long term. Our relationships with our employees, management teams, and investors are of utmost importance to us, and we prioritize building long-term value with them. Our business operates with a similar view toward the future, and we strive to achieve our goals with a strong emphasis on forward-thinking strategies to ensure that our clients have the support they deserve to sustain a long-term perspective. Most importantly, we never take our customer's trust and confidence for granted. Instead, we dedicate ourselves daily to merit it.
A year ago, persistent inflation began to broaden beyond the initial pandemic-driven dislocations, and signs of labor demand began to exceed labor supply. Elevated wage growth, sticky inflation, and short-term inflation expectations reinforced each other in a feedback loop that caused angst among investors and the Federal Reserve (“Fed”). As such, one of the key macroeconomic quandaries during the reporting period was whether the Fed could reduce sticky inflation while balancing the risk of raising rates too high, which would increase the probability of a recession, against the risk of raising rates too little, increasing the likelihood of inflation turning higher.
Much like a chess match where the initial moves can set the tone for the initial gambit, the capital markets witnessed a defining series of events that established the market’s tone during the opening months of the reporting period. Market sentiment was dire at the start of the reporting period, as both fixed income and equities declined in 2022, with the traditional 60% stock/40%
bond portfolio not providing its usual diversification benefit for investors. Further compounding investor angst was the pace of the Fed’s interest rate hiking cycle, which was the fastest rate hiking cycle in over 40 years, stoking fears among investors that an economic downturn and a more punitive repricing of risk assets was likely on the horizon.
The initial phase of the reporting period had most economists calling for a recession. As such, sentiment among professional investors was particularly poor, as measured by the CBOE U.S.
equity put-call ratio. Investor sentiment, however, has an uncanny way of proving contrarian at extremes. When stretched too far in one direction, even an indication of positive news can help propel investment returns forward, which is precisely what we witnessed during most of the reporting period.
The reporting period unfolded as a masterclass that presented an extraordinary tapestry of economic contradictions, weaving together threads of divergent economic trends and unexpected economic developments. Against this backdrop, the U.S. economy remained resilient during the reporting period despite a mild slowdown in employment and tighter credit conditions. For example, annualized U.S. gross domestic product (“GDP”) grew 2.2% in the first quarter of 2023, modestly increased by an annualized 2.1% rate in the second quarter, and registered a blistering 4.9% annualized growth rate for the third quarter of 2023.
Better-than-expected economic data throughout most of the reporting period indicated the
U.S. economy remained resilient. The underlying resilience led many economists to upgrade their outlooks, pushing off their recession forecasts from the first half of 2023 to the latter half of 2023 and even into early 2024. Further, the minutes from the July Federal Open Market
Committee (“FOMC”) meeting struck a similar chord, as the Committee noted: "The economy

2 - October 31, 2023 - Nationwide Mutual Funds
had been showing considerable momentum." Simultaneously, the FOMC stressed that "inflation remained unacceptably high" and appeared resolute in holding its benchmark rate higher for longer to ensure inflation is sustainably brought down toward its 2% objective. The participants also cited upside risks to inflation that, if realized, would necessitate further policy tightening.
With that said, after aggressively hiking rates since 2022, Chair Powell signaled at the Jackson
Hole Symposium that policy has likely shifted to a phase where policymakers are sensitive to the risk of overtightening. Powell mentioned the Fed would proceed carefully on whether to hike again at the September FOMC meeting. Consequently, at the September FOMC meeting, the
Fed did not raise the federal funds rate but left the possibility open for another rate hike before the end of the year.
The persistently tight labor market propelled consumer spending and has been one of the major bullish talking points during the reporting period. For example, all three retail sales reports for the third quarter of 2023 were above estimates, suggesting that real GDP growth remained resilient, helping to support the bullish sentiment that the economy might extend the expansion through year-end. Yet, as the reporting period entered the latter half, many investors pointed to the cumulative impact of Fed tightening, tighter bank lending standards, weakening Jobs
Openings and Labor Turnover Summary (“JOLTS”), waning consumer confidence, and tepid corporate revenue growth as potential headwinds for the economy. The reporting period was a complex interplay of promising economic trends and lingering economic headwinds, giving the bears and bulls ample data points to argue their respective viewpoints.
Despite the Federal Reserve’s quest to moderate economic growth and quell inflation, job growth remained relatively healthy, and the elusive soft landing – a derailing of inflation without a significant spike in unemployment – caused the Fed to upgrade their forecasts from a recession to a mild slowdown by year-end.
During the reporting period, the equity markets pushed through various economic challenges. If an investor were to rely on headlines to assess the market, they might have felt that 2023 was as disheartening as 2022. Several U.S. banks failed, there was an increase in anxiety due to geopolitical risks, and investors were consistently worried about sticky inflation, among other things. Yet, despite the tumultuous headlines and horrid market backdrop of 2022, the S&P
500
®
Index (S&P 500) started the period with a modest cumulative return of 6.86% between
November and January 2023. Indeed, markets began 2023 with decent gains in January, primarily driven by a continued decline in inflation coupled with surprisingly resilient economic data, notably the labor market.
The notable shift in investor sentiment during the first half of the reporting period, coupled with the resilient economic data, spurred investors' hopes that the Fed might be able to deliver an economic soft landing, whereby the economy slows but avoids a painful recession in conjunction with inflation falling close to the Fed’s target rate of 2%. During the first half of the reporting period, the narrative revolved around the “Magnificent Seven,” seven large-cap Technology and Communication Services stocks responsible for most of the S&P 500’s advance during the reporting period. Indeed, many investors preferred the group as the frenzy for generative artificial intelligence, trepidations from the regional baking crisis, and tighter financial conditions had investors chasing companies with higher-quality balance sheets.
Mega-cap tech stocks were the primary drivers of strong equity performance for much of the reporting period. However, there was a clear shift towards cyclicals in June, with the Industrials sector returning 11% for the month, buoyed by resilient economic data. This was a notable trend since, at the start of the reporting period, there was no shortage of recession forecasts due to restrictive monetary policy. As the reporting period evolved, the outperformance of the NASDAQ
Composite Index (“NASDAQ”) had many bears voicing concerns over the narrow leadership and poor market breadth of the market, as the Russell 2000
®
Index was flat through June, with
a gain of 3.4%.
Despite the bear's consternation over poor market breadth, the NASDAQ gained a respectable
26% return through June, handily outperforming the S&P 500 and the Russell 2000
®
Index.

Nationwide Mutual Funds - October 31, 2023 - 3
Indeed, the narrow market breadth during the first half of the reporting period was a critical debate among the bears and bulls about whether the market was in a new bull market or simply a bear market rally. During the reporting period, market participants had varying opinions on what constitutes a new bull market. Some believed that any 20% increase from a trough (such as the October 12, 2022, low for the S&P 500) qualified, while others argued that the market must surpass its prior peak (on January 1, 2022, for the S&P 500). Despite the debate, on
October 12, 2023, the S&P 500 marked its one-year anniversary from its bear market low on
October 12, 2022, up more than 21%. Curiously, the bull market rally that began on October 12,
2022, was one of the weakest on record, where the average first year has seen the S&P 500 rally by nearly 39%, on average.
As the latter half of the reporting period unfolded, the equity market's narrowness modestly broadened. Further, greater participation was a welcome sign that a more solid fundamental backdrop might be forming for the market. Weaker seasonality in August and September, however, remained a headwind for the markets and dampened investor sentiment. Further, the
S&P 500’s blended next twelve months price-to-earnings ratio (“NTM”) swelled to over 20x in
July from 16x at the beginning of the reporting period. At the end of the reporting period, it settled around 19x. Indeed, much of the multiple expansion during the reporting period was driven not by earnings growth (the denominator of the P/E multiple) but by an expansion in the price (the price of the S&P 500). Despite these headwinds, the CBOE Volatility Index (“VIX”), unlike 2022, remained relatively calm during the reporting period, implying lower volatility. However, at the end of the reporting period, the VIX broke above 20%, ending a 106-day streak below 20%, primarily driven by interest rate volatility.
Heading into the final months of the reporting period, the bullish sentiment that boosted equities from the bear market low of October 2022 began to deflate. One of the primary drivers of the early market rally was the idea that the Fed would pivot and lower interest rates due to slowing economic growth. As the reporting period concluded, a resilient labor market coupled with better-than-expected economic data pointed toward robust economic activity, reinforcing the Fed's call for keeping interest rates "higher for longer." Further, higher interest rates and heightened geopolitical uncertainty took some wind out of the market's sails toward the end of the reporting period. For example, the equity risk premium for the S&P 500, or the extra return investors expect for holding stocks over risk-free government bonds, approached zero for the first time in two decades during the reporting period. As the reporting period concluded, market participants reduced their exposure to equities as sentiment and positing signaled a more defensive tone.
International markets experienced elevated levels of volatility as economic optimism gave way to geopolitical risks and slowing growth momentum due to a sharper deterioration in service activity, inventory de-stocking, weak foreign demand, and a tightening of credit conditions. At the same time, the continued belief in disinflation helped to soften investors' fears that future rate hikes and continued low unemployment supported international corporate profits. As such, the MSCI EAFE
®
Index finished the period with a gain of nearly 14.4%. Likewise, the MSCI
Emerging Markets
®
Index gained 10.8%.
The renewed uptick in interest rates remained a clear downside risk for equities, but the
“Magnificent 7” helped the S&P 500 deliver positive performance during the reporting period.
Bond investors have had a challenging reporting period. The Fed continued its aggressive pace of rate hikes, instability in the banking sector required government intervention, and tension over raising the debt ceiling led to heightened fears that the U.S. government might default.
Not surprisingly, the bond market's volatility— a measure of the degree of uncertainty about the direction of interest rates—soared. As such, the ICE BofA Move Index peaked at 198 in March but ended the reporting period at 126.
During the latter half of the reporting period, many market participants began to conclude that the Fed's tightening campaign was near its end. Incidentally, this highlighted why markets

4 - October 31, 2023 - Nationwide Mutual Funds
remained sensitive to Fed commentary, as investors shifted from focusing on rate hikes to assessing how long the Fed would have to hold rates in restrictive territory. An important theme during the reporting period centered around real rates. According to the Fed's preferred inflation measure, the core Personal Consumption Expenditures ("PCE") price index, the federal funds rate surpassed the core PCE index during the reporting period, implying that the Fed's policies became restrictive during the reporting period. Also, inflation-adjusted yields, or real yields, reached their highest levels since 2008.
Toward the end of the reporting period, the central market story was the continued breakout of interest rates. The market was not pricing in more Fed rate hikes or concerned with inflation reigniting; instead, the market was pricing in higher rates for longer. Moreover, the rate increase occurred almost entirely in longer-dated maturities, and most of the increase occurred entirely in real (inflation-adjusted) yields. For example, on October 19, 2023, the 10-year Treasury nominal yield topped 5% for the first time since July 20, 2007. Likewise, the 10-year Treasury real (inflation-adjusted) yield rose to 2.48%, its highest level since 2008. Paradoxically, yields increased despite the Fed signaling that they would likely hold rates steady for the remainder of the year. The rapid rise in Treasury yields raised a vigorous debate among market participants during the reporting period about the underlying drivers behind the market's repricing of yields.
Briefly, market participants pointed toward resilient economic data, Japan easing away from yield curve control, the outlook for U.S. debt sustainability, and diminished foreign demand for U.S. Treasury securities. Ultimately, higher rates tightened financial conditions during the reporting period, and the normalization in the shape of the yield curve, in conjunction with the repricing of higher real yields, created a headwind for equity investors.
The well-known spread between the 2-year and 10-year Treasury note yields (“2yr/10yr curve”)
remained inverted during the reporting period, touching a low of -1.08% on July 3, 2023, and ending the reporting period at -0.19%. The re-steepening of the 2-year/10-year curve from
July to the end of the reporting period caused consternation among market participants. For example, the spike in long-term yields, which saw the 30-year fixed-rate mortgage hit its highest level since June 2000, exemplified the turbulence investors faced in the bond market. The
“de-inverting” of the yield curve occurred due to the abovementioned factors. Moreover, since
June, longer-term interest rates advanced faster than short-term rates, an occurrence known as a “bear steepener.” Ultimately, the volatility in the bond market during the reporting period was exacerbated by Chair Powell’s comment that “it remains to be seen whether higher yields could actually substitute for addition hikes, and the potential need for more tightening if addition evidence of persistent above-trend growth or tightness in the labor market jeopardizes progress on inflation.”
As such, the Bloomberg
®
U.S. Aggregate Bond Index returned 0.36% during the reporting period. Although the return of the Bloomberg
®
U.S. Aggregate Bond Index was lackluster,
investors should remember that historically, bonds generally perform well during Fed rate hike pauses. The end of the reporting period was likely challenging for bond investors as yields surged and prices, which move inversely to yields, decreased. Arguably, the decrease in bond prices likely caught some investors by surprise, as it came against the backdrop of the Fed’s decision to skip a rate hike at its September FOMC meeting and easing inflation, generally factors that are positive for bond prices. Lastly, today’s backdrop of higher interest rates and elevated uncertainty coupled with tighter lending standards should alert investors to potential vulnerabilities stemming from rate-sensitive balance sheets.
Intriguingly, considering the move in real yields throughout the reporting period, credit markets proved resilient despite an aggressive Federal Reserve, ongoing macro uncertainty, and the shadow cast by the tighter lending standards. The anticipated credit tightening from the regional banking crisis did not materialize to the extent many had expected during the first half of the reporting period; however, tighter financial conditions became more pronounced toward the end of the reporting period, primarily driven by the appreciation of the U.S. dollar and rising bond yields.
The reporting period was fraught with risks, underscoring our belief that a well-designed,

Nationwide Mutual Funds - October 31, 2023 - 5
long-term focused investment plan can help assuage bouts of market volatility. As always, our unwavering commitment to our investors means we will always remain vigilant, so you can trust us to guide you through even the most challenging investment environments effectively. Thank you for your continuing confidence and trust, as we will always remain dedicated to helping you achieve your financial goals.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Funds
The following chart provides returns for various market segments for the annual reporting period that ended October 31, 2023:
Index
Annual Total Return
(as of October 31, 2023)
Bloomberg
®
Emerging
Markets USD Aggregate
Bond 6.91%
Bloomberg
®
Municipal Bond 2.64%
Bloomberg
®
U.S. 1-3 Year
Government/Credit Bond 3.23%
Bloomberg
®
U.S. 10-20 Year
Treasury Bond -6.25%
Bloomberg
®
U.S. Aggregate
Bond 0.36%
Bloomberg
®
U.S. Corporate
High Yield 6.23%
MSCI EAFE
®
14.40%
MSCI Emerging Markets
®
10.80%
MSCI World ex USA
®
12.07%
Russell 1000
®
Growth 18.95%
Russell 1000
®
Value 0.13%
Russell 2000
®
-8.56%
S&P 500
®
10.14%
NASDAQ 17.99%
Source: Morningstar

6 - Fund Commentary - October 31, 2023 - Nationwide Amundi Global High Yield Fund
For the annual period ended October 31, 2023, the Nationwide Amundi Global High Yield Fund Class R6 returned 6.56% versus
9.25% for its benchmark, the ICE BofA Merrill Lynch Global High Yield Index. For broader comparison, the return for the Fund's closest Morningstar peer category, High Yield Bond (consisting of 615 investments as of October 31, 2023), was 5.48% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
As the period opened, with inflation showing signs of modest easing, investors began to anticipate a pivot by the US Federal
Reserve (“Fed”) to a more dovish policy stance despite a 75 basis points (“bps”) Fed Funds rate hike in early November 2022.
The market soon turned its attention to the potential recessionary impact of the higher interest rate regime already put in place by the Fed, leading risk assets to retrace some of the fourth quarter’s gains over December. Entering 2023, risk assets rallied amid growing optimism that the Fed and other leading central banks were poised to stop raising interest rates. In January, Treasury yields eased off their recent highs on the outlook for easier monetary policy which boosted performance for bonds generally. In addition, the reopening of China’s economy as the government unwound its zero COVID-19 policy eased concerns about slowing global growth. Against this backdrop, areas of the market that had lagged during the 2022 sell-off such as growth stocks and corporate credit outperformed. In March, the failure of three U.S. banks and collapse of European giant Credit Suisse raised fears of a financial crisis. In response, the Fed implemented a new lending program to support bank liquidity, while the market began to anticipate Fed rate cuts over the second half of the year. The prospect of easier monetary policy and a flight to safety spurred by the banking concerns drove Treasury yields sharply lower, supporting bond market returns. At its March meeting the Fed went forward with a modest quarter-point increase in the Fed Funds target to a range of 4.75% - 5.0%. The increase was largely received by financial markets as an indication that the Fed believed the financial system remained sound overall.
With the unemployment rate hovering around record lows, the markets welcomed news of 2% first quarter growth driven by continued consumer strength in April. While high inflation and the strong labor market resulted in the Fed signaling a higher terminal
Fed Funds rate of 5.6%, markets were encouraged that the central bank was nearing the end of its hiking cycle. Corporate profits posted declines for both the first and second quarter, but investors embraced the very high percentage of earnings reports that came in above expectations. Most asset classes sold off as US bond yields rose notably across September and October, driven by the Fed’s “higher for longer” policy, coupled with the negative impact of higher Treasury issuance and increasing concerns about the US deficit. The yield on the 10-year Treasury ended October 2023 at 4.93% versus 4.10% 12 months earlier.
Outside of the US, the European Central Bank (“ECB”) increased its short-term rate target across the twelve-month period from
1.25% to 4.5% to combat inflation. Statements by ECB governors indicated that the peak rates had been achieved or would be soon. The European economy faced challenges from the Russia-Ukraine war, increased energy costs and the weakness of some export sectors, particularly those reliant on Chinese markets. The Euro rallied against the US dollar from $0.98 to over $1.12, closing the period at $1.06. The Chinese economy reported weaker growth than in prior periods, as the central government’s policies seeking to reduce reliance on residential property development weighed on economic activity. The Emerging Markets reported mixed growth during the period, with commodity exporting economies outperforming.
The Fund underperformed its benchmark during the twelve-month period. The Fund’s allocation in favor of the lower rating tiers contributed to the performance. Leading contributing sectors included Basic Industry, Financial Services and Capital Goods,
while leading detracting sectors included Transportation, Services and Utility. The off-benchmark allocation to credit default swap indices, used during the period to reduce the Fund’s market exposure, detracted while the allocation to term loans, frequently more stable than high yield bonds due to their floating rate nature, contributed. On an issuer basis, leading contributors included
Grupo Aeromexico, the Mexican airline; Metinvest, the Ukrainian steel producer; and First Brands Group, the aftermarket auto parts producer. Leading detracting issuers included Western Global Airlines, a US cargo airline; Atento, a Brazilian information technology company; and Party City, the US party goods retailer.
Looking forward, we are wary of extrapolating the current growth signals too far into the future. Consumer spending is waning after a summer boost, business sentiment is softening, and the still tight US labor market is cooling. In addition, higher interest rates and tighter lending conditions are just starting to take their toll on businesses. In a “higher for longer” interest rate environment, businesses will encounter increasing difficulty carrying higher interest expenses and eventually rolling over maturing loans. While it may take into early 2024 to know if the US economy has a soft or hard landing, we continue to view the odds of soft landing as relatively low. Outside the US, we see the European economy as likely to remain sluggish with inflation slowly declining, although household disposable income should remain healthy and support demand. We expect growth in China to remain on a downward trend and expect only limited fiscal stimulus. We expect declining inflation in several EM countries will likely lead to rate cuts, which should help support demand, although our core expectation is for a cyclical downturn followed by a mild recovery. The recent rise in long-term yields has been rapid and significant. Since the Fed’s last rate increase on July 26, 10-year Treasury yields have moved from 3.86% to 4.93% on October 31st. The rise in long-term Treasury rates is likely not due to higher expected inflation.
Rather, the bond market is currently discounting a “higher for forever” scenario, where the Fed’s “neutral” rate has increased

Nationwide Amundi Global High Yield Fund - October 31, 2023 - Fund Commentary - 7
substantially. Similarly, in Europe over the same period, 10-year German Bond yields rose from 2.48% to 2.81%, even though inflation expectations declined modestly.
During a recession, some high yield bond issuers will end up in trouble, leading to increased defaults. In our forecast, we expect the default rate to stay lower than after the global financial crisis (GFC). This view is predicated on the significant weighting of
BB-rated issuers in the high yield universe, strong fundamentals in many sectors, such as Autos and Energy, and the relative strength of many US consumers. In addition, we expect high yield bond defaults to be substantially lower than for their floating rate, leveraged loan counterparts.
Derivatives used within the Fund included currency forwards and credit default index swaps (CDX). The Fund did not experience any liquidity events that had a material impact on fund performance.
Subadviser:
Amundi Asset Management US, Inc.
Portfolio Managers:
Ken Monaghan
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They also are subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more aggressive investments such as derivatives (many of which create investment leverage and illiquidity and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Source BofA Merrill Lynch, used with permission. ICE BOFA MERRILL LYNCH IS LICENSING THE ICE BOFA MERRILL LYNCH
INDICES "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY,
ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA MERRILL LYNCH INDICES OR ANY DATA
INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE,
AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND ANY OF ITS PRODUCTS OR SERVICES.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2023 - Nationwide Amundi Global High Yield Fund
Asset Allocation
1
Corporate Bonds 89.9%
Repurchase Agreement 5.4%
Loan Participations 3.3%
Common Stock 0.6%
Convertible Bond 0.4%
Asset-Backed Security 0.2%
Credit Default Swaps 0.2%
Forward Currency Contracts 0.1%
Warrant
†
0.0%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 12.6%
Hotels, Restaurants & Leisure 8.4%
Passenger Airlines 7.2%
Consumer Finance 7.0%
Chemicals 5.0%
Commercial Services & Supplies 4.5%
Metals & Mining 4.0%
Health Care Providers & Services 3.8%
Diversified Telecommunication Services 3.5%
Financial Services 3.5%
Other Industries
#
40.5%
100.0%
Top Holdings
2
Avation Capital SA, 6.50%, 10/31/2026 1.9%
First Brands Group LLC, 1st Lien Term Loan,
10.88%, 3/30/2027 1.9%
ABRA Global Finance, 6.00%, 3/2/2028 1.7%
ASG Finance Designated Activity Co., 7.88%,
12/3/2024 1.5%
Grupo Aeromexico SAB de CV, 8.50%, 3/17/2027 1.4%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024 1.3%
Mativ Holdings, Inc., 6.88%, 10/1/2026 1.2%
Provident Funding Associates LP, 6.38%, 6/15/2025 1.1%
Sherwood Financing plc, 6.00%, 11/15/2026 1.1%
Carriage Purchaser, Inc., 7.88%, 10/15/2029 1.1%
Other Holdings
#
85.8%
100.0%
Top Countries
2
United States 48.6%
Mexico 4.6%
Brazil 4.3%
Canada 3.8%
France 3.4%
United Kingdom 2.9%
Colombia 2.7%
Italy 2.1%
Germany 2.0%
Singapore 1.9%
Other Countries
#
23.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Amundi Global High Yield Fund - October 31, 2023 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
6.23% 1.86% 3.66% 11/2/2015
w/SC
2
3.90% 1.39% 3.37%
Class C w/o SC
1
5.54% 1.12% 2.90% 11/2/2015
w/SC
3
4.56% N/A N/A
Class R6
4,5
6.56% 2.18% 3.97% 11/2/2015
Institutional Service Class
5
6.51% 2.06% 3.87% 11/2/2015
ICE BofA Merrill Lynch
Global High Yield Index 9.25% 1.98% 3.54%
ICE BofA Merrill Lynch
Global High Yield Index
(USD Hedged) 8.26% 2.72% 4.17%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.39% 1.20%
Class C 2.14% 1.95%
Class R6 0.89% 0.70%
Institutional Service Class 1.14% 0.95%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

10 - Fund Commentary - October 31, 2023 - Nationwide Amundi Global High Yield Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Amundi Global High Yield Fund from inception through 10/31/23 versus the ICE BofA Merrill Lynch (BofAML) Global High Yield Index and the ICE BofAML Global High
Yield Index (USD Hedged) for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Amundi Strategic Income Fund - October 31, 2023 - Fund Commentary - 11
For the annual period ended October 31, 2023, the Nationwide Amundi Strategic Income Fund Institutional Service Class returned
8.13% versus 0.36% for its benchmark, the Bloomberg U.S. Aggregate Bond Index. For broader comparison, the return for the
Fund's closest Morningstar peer category, Multisector Bond (consisting of 342 investments as of October 31, 2023), was 4.10%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund outperformed the Bloomberg US Aggregate Bond Index by 7.77% during the 12-month period. The market environment over the past year was defined by the Federal Reserve’s (“Fed”) continued aggressive measures to tame inflation and the market’s fluctuating expectations surrounding future rate paths. In addition, there were an abundance of market moving events including two wars, oil price fluctuations, U.S. budgetary negotiations, rating agency pressures, and a mini-banking crisis. As a result, both interest rates and credit spreads experienced heightened levels of volatility. The Fund’s positioning was tactically adjusted throughout this evolving macro environment to reflect our outlook, which has been cautious, and the portfolio is up in quality to reflect our views on the environment coupled with valuations.
Throughout the first third of the performance period, continued Federal Reserve (“Fed”) rate hikes were rewarded by falling inflation prints. With monetary policy seemingly working, risk markets thrived and pushed investment grade corporate spreads from 158 basis points (“bps”) over Treasuries to a low of 115 bps in February. High yield corporate spreads followed suit, tightening from 464 bps at the start of the period to 389 bps at February lows. However, the macro environment changed in early March - set off by the failures of two regional banking institutions that spurred fears of contagion. Volatility within the regional banking sector caused market expectations to shift from soft landing scenarios to hard landing scenarios, effectively wiping out the previous spread gains in the period. The market stress led to falling rate expectations and a bull-steepening yield in the curve. By summer, contagion fears stemming from the banking industry were mostly quelled, and the market returned its attention to the inflation story. Despite continued cooling inflation numbers, sticky wage pressures and consumer spending levels drove concerns of more hawkish Fed action, pushing Treasury yields toward 20-year highs. The 10-year Treasury started the period at a 4.04% yield and closed October 31st at a yield of 4.93%.
During the reporting period, both interest rates and credit spreads oscillated. The Fund was successful in dampening much of this volatility through dynamic portfolio management. Liquidity remained robust during the period allowing management to increase hedge levels after rallies and reduced hedge levels after risk-off periods, effectively pairing downside risk management with excess total return targeting. Interest rate derivatives generated positive returns for the period, while credit hedges (CDX) and currency hedges (FX) detracted during the period. The Fund continues to hold various levels of interest rate, currency, and credit spread hedges.
During the period, the Fund’s major cash bond sectors generated positive total returns. Although there were individual high yield corporate securities with challenged liquidity and negative returns within the period, the Fund liquidity remained robust, and the overall security selection within the corporate sectors drove positive returns. An overweight in large multi-national banking institutions and an avoidance of small regional banking exposure drove relative returns within the sector. Securitized exposure was focused in US consumer sectors, which were buoyed by re-setting floating rate coupons,strong employment fundamentals and resilience in the US housing markets despite rising mortgage rates. With jobs data now showing initial signs of cooling, security selection opportunities will dictate overall exposure levels within securitized credit. Insurance linked securities / Catastrophe
Bonds, which receive coupon payments in return for providing protection against a diversified basket of insured perils, contributed meaningfully despite their modest weighting in the portfolio.
So far, the US economy has grown faster than many forecasted earlier this year. Growth has been supported by robust consumer spending and favorable shifts in the supply side of the economy, including activity bottlenecks that have eased and labor supply that has been supported by expanding labor force participation and immigration. These tailwinds are fading; however, signs of consumer “exhaustion” (lower savings rates, higher loan delinquencies, etc.) are increasing and the cumulative effect of tighter financial conditions (higher interest rates and tighter lending standards) likely will weigh increasingly on aggregate demand.
Survey data focused on the outlooks of businesses and consumers has already turned down, and hard data will likely follow in coming quarters. We remain relatively cautious on corporate credit and securitized credit exposure, with an up-in-quality bias given narrower-than-average spreads and elevated prospects for a slowing economy on the horizon. US Agency MBS in our opinion offers compelling value as an alternative to US Treasury exposure, and duration exposure has become more attractive as all-in yields remain high across fixed income asset classes.

12 - Fund Commentary - October 31, 2023 - Nationwide Amundi Strategic Income Fund
The Fund did not have any liquidity events that materially impacted the performance during the period.
Subadviser:
Amundi Asset Management US, Inc.
Portfolio Managers:
Jonathan Duensing, CFA
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than higher rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They also are subject to the claims paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more aggressive investments such as derivatives (many of which create investment leverage and illiquidity and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg® and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licensed for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Amundi Strategic Income Fund - October 31, 2023 - Fund Commentary - 13
Asset Allocation
1
Corporate Bonds 58.3%
Collateralized Mortgage Obligations 13.1%
Asset-Backed Securities 11.4%
Short-Term Investment 4.1%
Commercial Mortgage-Backed Securities 3.6%
Repurchase Agreement 1.5%
Futures Contracts 1.1%
Convertible Bond 0.4%
Loan Participations 0.3%
Foreign Government Security 0.2%
Common Stock 0.1%
Credit Default Swaps 0.1%
Forward Currency Contracts
†
0.0%
Warrant
†
0.0%
Other assets in excess of liabilities
§
5.8%
100.0%
Top Industries
2
Banks 16.9%
Oil, Gas & Consumable Fuels 5.1%
Financial Services 4.7%
Insurance 4.6%
Capital Markets 4.3%
Consumer Finance 3.9%
Electric Utilities 2.9%
Hotels, Restaurants & Leisure 2.4%
Chemicals 1.9%
Automobiles 1.9%
Other Industries
#
51.4%
100.0%
Top Holdings
2
U.S. Treasury Bills, 11/7/2023 4.4%
Darden Restaurants, Inc., 6.30%, 10/10/2033 1.2%
FS Rialto, 6.70%, 11/16/2036 1.1%
ACREC Ltd., 6.60%, 10/16/2036 1.1%
FHLMC Structured Agency Credit Risk Debt Notes,
7.42%, 4/25/2043 1.0%
Arbor Realty Commercial Real Estate Notes Ltd.,
6.42%, 12/15/2035 1.0%
Eagle RE Ltd., 9.27%, 9/26/2033 1.0%
UniCredit SpA , 5.86%, 6/19/2032 1.0%
FHLMC STACR REMIC Trust, 7.42%, 3/25/2043 1.0%
Nomura Holdings, Inc., 5.61%, 7/6/2029 0.9%
Other Holdings
#
86.3%
100.0%
Top Countries
2
United States 58.9%
Bermuda 10.4%
United Kingdom 4.7%
Cayman Islands 4.5%
Italy 3.1%
Canada 2.3%
Mexico 1.9%
Japan 1.6%
Spain 1.5%
Netherlands 1.4%
Other Countries
#
9.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

14 - Fund Commentary - October 31, 2023 - Nationwide Amundi Strategic Income Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
7.90% 3.76% 5.01% 11/2/2015
w/SC
2
5.50% 3.27% 4.71%
Class C w/o SC
1
7.04% 2.95% 4.21% 11/2/2015
w/SC
3
6.06% N/A N/A
Class R6
4,5
8.15% 4.10% 5.34% 11/2/2015
Institutional Service Class
5
8.13% 3.99% 5.27% 11/2/2015
Bloomberg Barclays U.S.
Aggregate Bond Index 0.36% (0.06)% 0.35%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.23% 0.99%
Class C 1.98% 1.74%
Class R6 0.73% 0.49%
Institutional Service Class 0.85% 0.61%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

Nationwide Amundi Strategic Income Fund - October 31, 2023 - Fund Commentary - 15
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Amundi Strategic Income
Fund from inception through 10/31/23 versus the Bloomberg U.S. Aggregate Bond Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - October 31, 2023 - Nationwide Bailard International Equities Fund
For the annual period ended October 31, 2023, the Nationwide Bailard International Equities Fund Class A returned 19.27%*
versus 14.40% for its benchmark, the MSCI EAFE
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Foreign Large Blend (consisting of 680 investments as of October 31, 2023), was 13.42% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Non-US equities had a strong twelve-month period: the MSCI EAFE Index rose 14.40%, while the MSCI ACWI ex-US Index rose
12.07%. Much of this strength was in late 2022 and early 2023, as inflation came off peak levels around the world and earnings were resilient through the first winter of the Russia-Ukraine conflict. Later in the year higher long-term interest rates put pressure on both earnings and sentiment, leading to weakness in some sectors and muted returns overall.
Central banks around the world (except the Bank of Japan) raised rates significantly, reestablishing their inflation-fighting credibility.
Thus far, monetary tightening has come at limited cost to the macroeconomy: employment, confidence and growth rates have not weakened significantly. Higher interest rates did cause some distress among Financials in March 2023, as Silicon Valley Bank and Credit Suisse both collapsed, but for the sector overall, higher rates have boosted lending margins and bottom-line earnings.
Value companies benefitted, as the valuation of their current earnings is less susceptible to the rising long-term discount rates than the firms with earnings farther in the future.
Currencies were a tailwind to overseas equities on net, as the Euro, British Pound, and Swiss Franc rose, though the Japanese
Yen and commodity-driven currencies such as the Australian and Canadian dollar weakened slightly. European equity markets led EAFE returns, primarily within the Eurozone – highlighted by markets such as Italy (MSCI country index up 36.3% in USD terms, net dividends) and Spain (up 26.3%). Denmark (up 40.7%) saw the remarkable rise of GLP-1 drugmaker Novo Nordisk
(up 78.6%), now EAFE’s largest constituent. Asia ex-Japan was weighed down by geopolitics around China and its sluggish re-opening from tight COVID-19 restrictions; Australia rose just 3.9%, Hong Kong 8.7% and Singapore 6.2%. China itself saw a sharp rally in November 2022 through January 2023 as COVID-19 policy loosened, but the economy has been weak since: for the twelve months it was up 21.1%.
The Fund outperformed during the period, driven primarily by stock selection across most countries and sectors. Country allocation was also strong against the ACWI ex-US Index, and a slight positive against the EAFE benchmark (which was the “tougher”
benchmark for a third straight fiscal year due to underperformance of Emerging Markets and Canada). Over the year, the least helpful country exposures measured against EAFE were allocations to Canada and Norway. These countries both benefitted last fiscal year as more palatable suppliers of energy and metals than Russia but weakened this year as supply chains adapted and anticipated Chinese demand failed to materialize. Both countries’ allocations were significantly reduced early in the fiscal year.
Stock selection saw few areas of broad weakness, but notable underperformers included Nutrien (Canada) which saw pricing power and windfall profits fade late in 2022. The position was sold in early 2023. Infosys (India) was also weak, seeing reduced
IT spending shrink its revenue growth expectations. Higher global interest rates also put pressure on this growth-oriented firm. It was sold during the fiscal year. Olympus Corp (Japan), a maker of precision optical medical devices, saw cost pressures (mainly in semiconductors) lead to disappointing financial results and share price declines; the Fund continued to hold this position at the end of the period.
A relatively small allocation to Emerging Markets as well as Canada, was a benefit against ACWI ex-US, though detracted against
EAFE. The most helpful country exposures against EAFE weights were Italy, Japan and an underweight to Hong Kong. Italy was the most dramatic illustration of a sharp change in European sentiment through the winter, particularly in its financial sector.
Country positioning in Japan was well-timed. While positioning was on average neutral through the fiscal year, it began underweight when a strong yen put pressure on the market (even in dollar terms), and was added to through the year, and overweight during its outperformance in the latter half. Hong Kong was neutral through the market’s early COVID-19 reopening rally, but correctly underweight for its subsequent slide.
Stock selection saw consistency across markets, boosted by valuation and quality factors, making large positive impacts in the
Fund’s largest markets - Japan, UK and France. Notable individual holdings included Advantest (Japan), a semiconductor testing company which saw a step-up in expectations due to the emergence of generative AI. Subsequent demand for advanced AI chips boosted Advantest’s revenue growth, though that has subsequently softened – the Fund sold its position during the fiscal year as valuations became elevated. Unicredit, one of Italy’s largest banks, was a prime beneficiary of higher interest rates, seeing relatively higher earned interest on loans than paid interest on deposits. The company was rewarded for good management, which beat estimates for costs and has maintained a strong balance sheet through the rising rate environment. Munich Re, the German reinsurer, was another benefit of prudent management through the rising interest rates environment. It has leveraged strong pricing power to grow revenues and profits. Both Unicredit and Munich Re remain held by the Fund at fiscal year-end.

Nationwide Bailard International Equities Fund - October 31, 2023 - Fund Commentary - 17
While central banks have thus far struck the right balance of cooling inflation but keeping the economy warm, monetary policy activity resulting in varying lags and “soft landings” are very rare. Elevated interest rates will likely continue to pressure assorted sectors of the market, but the past year serves as a reminder that individual company or industry stumbles need not translate to broad weakness of earnings or sentiment. Geopolitics are another source of concern, with the Russia-Ukraine conflict ongoing, continuing tensions with China, and a new outbreak of violence in the Middle East. As murky as geopolitics and macroeconomics may be at this juncture, investors ought to remain concrete and objective in evaluating opportunities in the equity markets and beyond. The past year’s experience serves as a reminder of the variety of opportunities that exist, even in the face of uncertainty.
The Fund did not invest in derivatives during the reporting period and had no liquidity events impact its performance.
Subadviser:
Bailard, Inc.
Portfolio Managers:
Eric P. Leve, CFA; and Daniel McKellar, CFA
*High double-digit returns are unusual and cannot be sustained
The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging and frontier markets). The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - October 31, 2023 - Nationwide Bailard International Equities Fund
Asset Allocation
1
Common Stocks 98.3%
Repurchase Agreement 0.6%
Exchange Traded Fund 0.2%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Pharmaceuticals 10.4%
Banks 9.2%
Oil, Gas & Consumable Fuels 6.3%
Automobiles 5.2%
Semiconductors & Semiconductor Equipment 5.0%
Insurance 4.6%
Trading Companies & Distributors 3.6%
Professional Services 3.2%
Metals & Mining 3.1%
Textiles, Apparel & Luxury Goods 3.1%
Other Industries
#
46.3%
100.0%
Top Holdings
2
Novo Nordisk A/S, Class B 3.0%
ASML Holding NV (Registered), NYRS 1.8%
TotalEnergies SE 1.6%
Novartis AG (Registered) 1.6%
Roche Holding AG 1.6%
Nestle SA (Registered) 1.5%
BP plc 1.5%
Shell plc 1.5%
Muenchener Rueckversicherungs -Gesellschaft AG
in Muenchen (Registered) 1.5%
LVMH Moet Hennessy Louis Vuitton SE 1.4%
Other Holdings
#
83.0%
100.0%
Top Countries
2
Japan 24.4%
France 11.1%
United Kingdom 10.6%
United States 9.2%
Germany 8.0%
Netherlands 6.9%
Italy 5.0%
Denmark 4.5%
Australia 4.1%
Spain 3.2%
Other Countries
#
13.0%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Bailard International Equities Fund - October 31, 2023 - Fund Commentary - 19
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
18.73% 3.72% 2.53% 4/3/2006
w/SC
2
11.86% 2.49% 1.93%
Class C w/o SC
1
17.87% 2.99% 1.77% 4/3/2006
w/SC
3
16.87% N/A N/A
Class M
4
19.27% 4.10% 2.88% 9/4/1979
Class R6
4,5
19.27% 4.07% 2.88% 9/18/2013
Institutional Service Class
4
19.21% 4.04% 2.81% 4/4/2006
MSCI EAFE
®
Index 14.40% 4.10% 3.05%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.24%
Class C 1.97%
Class M 0.91%
Class R6 0.91%
Institutional Service Class 0.95%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

20 - Fund Commentary - October 31, 2023 - Nationwide Bailard International Equities Fund
Performance of a $10,000 Investment
Performance return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard International Equities Fund versus the
MSCI EAFE
®
Index over the 10-year period ended 10/31/23. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Global Sustainable Equity Fund - October 31, 2023 - Fund Commentary - 21
For the annual period ended October 31, 2023, the Nationwide Global Sustainable Equity Fund Class R6 returned 11.67% versus
10.48% for its benchmark, the MSCI World Index
®
Free. For broader comparison, the return for the Fund's closest Morningstar peer category, Global Large-Stock Blend (consisting of 331 investments as of October 31, 2023), was 9.40% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Relative to the benchmark, from a sector perspective, stock selection in Health Care and Materials added the most value, followed by our lack of Utilities exposure. In terms of individual positions, Adobe, Splunk, and Eli Lilly & Co were the top positive contributors to the Fund, all of which are still held in the Fund. Lastly, as it relates to country attribution, our overall positioning in the United
States, China, and Finland contributed positively to performance.
Stock selection in Industrials and Financials detracted the most, followed by Communication Services. On the individual stock level, not owning NVIDIA or Meta Platforms was the main detractor of relative performance, followed by our position in Montrose
Environmental Group which is still held in the Fund. In terms of country attribution, stock selection in Denmark and Ireland detracted the most, in addition to our overweight position to Norway.
The Fund did not invest in derivatives instruments and did not have liquidity events that had a material impact on the performance during the reporting period.
Subadviser:
UBS Asset Management (Americas) Inc.
Portfolio Managers:
Joseph Elegante, CFA, Adam Jokich, CFA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Funds that concentrate on specific countries may be subject to greater volatility than that of other mutual funds. Sustainability factors used in the subadviser’s investment process will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics. The Fund may invest in more aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - October 31, 2023 - Nationwide Global Sustainable Equity Fund
Asset Allocation
1
Common Stocks 98.6%
Repurchase Agreement 0.7%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Software 11.4%
Semiconductors & Semiconductor Equipment 5.0%
Chemicals 4.9%
Banks 4.9%
Oil, Gas & Consumable Fuels 4.5%
Capital Markets 4.3%
Biotechnology 3.9%
Insurance 3.9%
Health Care Providers & Services 3.9%
Financial Services 3.9%
Other Industries
#
49.4%
100.0%
Top Holdings
2
Microsoft Corp. 4.5%
UnitedHealth Group, Inc. 3.0%
Adobe, Inc. 2.9%
Visa, Inc., Class A 2.7%
Amazon.com, Inc. 2.7%
Linde plc 2.4%
Eli Lilly & Co. 2.4%
Alphabet, Inc., Class A 2.4%
Hess Corp. 2.3%
London Stock Exchange Group plc 2.2%
Other Holdings
#
72.5%
100.0%
Top Countries
2
United States 66.5%
United Kingdom 7.4%
Japan 7.0%
France 4.3%
Netherlands 2.6%
Norway 2.2%
Switzerland 1.8%
Canada 1.7%
India 1.5%
Ireland 1.0%
Other Countries
#
4.0%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Global Sustainable Equity Fund - October 31, 2023 - Fund Commentary - 23
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
11.31% 8.87% 6.84% 6/30/1997
w/SC
2
4.90% 7.58% 6.21%
Class C w/o SC
1
10.59% 8.09% 6.06% 11/27/2001
w/SC
3
9.59% N/A N/A
Class R6
4,5
11.67% 9.24% 7.24% 1/28/1994
Institutional Service Class
5
11.58% 9.14% 7.14% 11/21/2012
MSCI World Index
SM
Free 10.48% 8.27% 7.53%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.49% 1.25%
Class C 2.39% 2.15%
Class R6 1.14% 0.90%
Institutional Service Class 1.24% 1.00%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

24 - Fund Commentary - October 31, 2023 - Nationwide Global Sustainable Equity Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Global Sustainable Equity Fund from inception through 10/31/23 versus the MSCI World Index
SM
Free for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide International Small Cap Fund - October 31, 2023 - Fund Commentary - 25
For the annual period ended October 31, 2023, the Nationwide International Small Cap Fund Class R6 returned 7.28% versus
6.47% for its benchmark, the MSCI EAFE
®
Small Cap Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Foreign Small/Mid Blend (consisting of 93 investments as of October 31, 2023), was 9.30% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Global equities, as measured by the MSCI AC World Index, rose 11.1% for the trailing twelve-month period ended 31 October
2023. Towards the end of 2022, markets rebounded as investors were encouraged by milder inflation, which provided greater scope for some major central banks to slow their pace of interest-rate hikes. In contrast, market sentiment was dented by anxiety about tighter central bank policy amid weakening global economic growth and cautious corporate commentary that added to signs of recession.
Entering 2023, economic growth, consumer spending, and labor markets were surprisingly resilient against a backdrop of seismic changes in the global economy, including sweeping sanctions against Russia, a reshaping of global energy flows, and a banking crisis that rekindled fears of a global recession. Global central banks coordinated efforts to boost liquidity in the financial system after the collapse of two US regional banks and Credit Suisse rattled financial markets and exposed vulnerabilities in the banking industry. Decisive action by regulators eased liquidity fears, but the tumult increased the likelihood of more stringent financing conditions in the near term as banks strengthen their lending standards and bolster their liquidity.
Global economies and labor markets remained resilient in the second quarter of 2023 despite headwinds from geopolitical instability, elevated inflation, tightening credit conditions, and the rapid rise in interest rates. Declining energy prices helped reduce headline inflation in most countries, easing the strains on households and businesses; however, persistently high core consumer prices maintained pressure on central banks to keep interest rates higher for longer.
In the third quarter of 2023 market sentiment was dented by concerns about the health of China's economy, increasing energy prices, and rising government bond yields amid the prospect of an extended period of high interest rates. Global central banks varied their approaches to monetary policy in response to differing rates of inflation and economic growth across countries and regions.
The Fund outperformed the MSCI EAFE Small Cap Index during the period. The portfolio’s relative outperformance was driven by strong stock selection in the Consumer Discretionary, Health Care, and Industrials sectors. This was partially offset by negative stock selection in the Financials, Information Technology, and Consumer Staples sectors.
Top contributors to relative performance during the period included Melco Resorts & Entertainment (Consumer Discretionary), BE
Semiconductor (Information Technology), and Stevanato Group (Health Care). At the end of 2022, Melco Resorts & Entertainment
announced that the Macau government had provisionally awarded a ten-year concession to subsidiary Melco Resorts Limited to operate games of fortune and chance in Macau. It was also reported around the same time that Hong Kong's government was considering easing many of its COVID-19 restrictions, boosting stocks of companies in the region. Shares of BE Semiconductor, a producer of integrated semiconductor assembly equipment climbed higher amid rising chip demand centered around artificial intelligence which caused an industry wide surge in semiconductor-related stocks. BE Semi is a key beneficiary of the rising chip demand as it offers chip-packaging solutions to both Nvidia and AMD. Stevanato, a provider of drug containment, drug delivery, and diagnostic solutions, benefitted from a shift to high-value solutions over the period, which drove revenue higher due to increased customer demand for high-performance, ready-to-use containment solutions. The Fund eliminated the position in Melco during the period and continues to hold BE Semi and Stevanato at the end of the reporting period.
Top detractors from relative performance during the period included Lightspeed Commerce (Information Technology), Nuvei
(Information Technology), and Mobico Group (Industrials). Shares of Lightspeed Commerce, an ecommerce/point-of-sale platform specializing in retail, hospitality, and restaurants, fell as the technology market slumped in the first half of the year. Concerns over a slowdown in consumer spending and the impact to the key verticals Lightspeed addresses, as well as execution risk surrounding the integration of several recent acquisitions posed additional headwinds. Payment technology company Nuvei lowered FY guidance in their Q2 earnings report due to longer than anticipated lag times in new business. Public transport provider, Mobico Group, suspended its full-year dividend and cut its annual earnings guidance. In an update for the third quarter of 2023, management said profit was hurt by higher costs, particularly within the company's UK and North America School Bus divisions. Each of these positions were still held in the portfolio at the end of the period.
A slowdown among global equity markets that has characterized the second half 2023 thus far reflects broadening concerns about higher interest rates for longer, persistent inflation, deteriorating consumer health, and emerging markets volatility. While investors remain constructive on a Japan market that is exhibiting growth for the first time in years, concerns for a recession in the Eurozone have resurfaced as the economic outlook has weakened in recent months amid an ongoing contraction in manufacturing, trade

26 - Fund Commentary - October 31, 2023 - Nationwide International Small Cap Fund
tensions with China, a reduction of government support measures, and falling consumer spending due to high inflation and rising borrowing costs.
We believe the stage is set for a market environment characterized by higher inflation, higher interest rates and a continuation of a trend toward deglobalization. This suggests more volatility and cyclicality of business cycles which should translate into increased alpha opportunities. Our Global Industry Analysts (GIAs) are constantly performing deep fundamental research to identify companies that are well placed to outperform amid the prevailing market environment. They remain focused on understanding which business models may suffer from a recession and which may thrive from structurally higher inflation and tighter monetary policy with the overall goal of generating alpha in their respective sub-portfolios.
The Fund utilized exchange traded funds (ETFs) during the period to equitize cash. The positions did not have a material impact on the performance during the period.
The Fund did not experience any liquidity events that had a material impact on performance over the period.
Subadviser:
Wellington Management Company LLP
Portfolio Managers:
Jonathan G. White, CFA and Mary L. Pryshlak, CFA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more-established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more-limited resources. Therefore, they generally involve greater risk. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and illiquidity, and are highly volatile). The Fund's holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. The
Fund uses both a growth style and a value style of investing, and may underperform other funds that use different investing styles.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide International Small Cap Fund - October 31, 2023 - Fund Commentary - 27
Asset Allocation
1
Common Stocks 97.0%
Exchange Traded Fund 1.8%
Repurchase Agreement 0.6%
Rights
†
0.0%
Other assets in excess of liabilities 0.6%
100.0%
Top Industries
2
Machinery 7.3%
Banks 6.9%
Real Estate Management & Development 5.9%
Chemicals 4.1%
Hotels, Restaurants & Leisure 3.2%
Insurance 2.8%
Metals & Mining 2.8%
Financial Services 2.8%
Oil, Gas & Consumable Fuels 2.7%
Semiconductors & Semiconductor Equipment 2.4%
Other Industries
#
59.1%
100.0%
Top Holdings
2
iShares MSCI EAFE Small-Cap ETF 1.8%
Beazley plc 1.7%
IMI plc 1.5%
Rotork plc 1.5%
Toyo Suisan Kaisha Ltd. 1.4%
Marui Group Co. Ltd. 1.4%
Trelleborg AB, Class B 1.4%
Hikari Tsushin, Inc. 1.3%
Shimamura Co. Ltd. 1.3%
Kyoto Financial Group, Inc. 1.2%
Other Holdings
#
85.5%
100.0%
Top Countries
2
Japan 29.2%
United Kingdom 18.9%
Canada 5.0%
Australia 5.0%
France 4.2%
Germany 4.0%
Italy 3.9%
Brazil 3.0%
Sweden 2.8%
China 2.2%
Other Countries
#
21.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

28 - Fund Commentary - October 31, 2023 - Nationwide International Small Cap Fund
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
6.85% 2.96% 3.95% 12/29/2016
w/SC
2
0.71% 1.75% 3.05%
Class R6
3,4
7.28% 3.32% 4.32% 12/29/2016
Institutional Service Class
4
7.03% 3.20% 4.23% 12/29/2016
MSCI EAFE
®
Small Cap
Index 6.47% 1.58% 3.96%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.53% 1.40%
Class R6 1.03% 0.90%
Institutional Service Class 1.10% 0.97%
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
4
Not subject to any SCs.

Nationwide International Small Cap Fund - October 31, 2023 - Fund Commentary - 29
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide International Small Cap Fund from inception through 10/31/23 versus the MSCI EAFE
®
Small Cap Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

30 - Fund Commentary - October 31, 2023 - Nationwide Janus Henderson Overseas Fund
For the annual period ended October 31, 2023, the Nationwide Janus Henderson Overseas Fund Class R6 returned 15.67%*
versus 12.07% for its benchmark, the MSCI All Country World Index ex USA. For broader comparison, the return for the Fund's closest Morningstar peer category, Foreign Large Blend (consisting of 680 investments as of October 31, 2023), was 13.42% for the same period. Performance for the Fund's other share classes versus the benchmark is stated in the Average Annual Total
Return chart in this report's Fund Performance section.
Global stocks ended the 12-month performance period with strong positive performance, despite the periods of volatility. Stocks rallied in the final months of 2022 in hopes that moderating inflation might allow central banks to slow or potentially end interest rate hikes in 2023. Chinese authorities also announced the relaxation of zero-COVID policies, which was viewed as a potential positive development for global economic growth. Equities continued to rally in the first half of 2023 in hopes for moderating central bank policies; however, while the pace of interest rate increases appeared to moderate, most developed markets’ central banks remained in tightening mode. Equities declined in the third quarter as investors grew more concerned about the outlook of economic growth, inflation, and interest rates. There was also a growing realization that major central banks would keep interest rates elevated for longer than expected given persistent inflation and rising energy prices. There were signs of slowing activity in
Europe and other markets. A weaker-than-expected recovery in China added to global economic uncertainty. The third-quarter equity market decline extended into October as conflict in the Middle East heightened geopolitical tensions.
The Fund outperformed the MSCI ACWI ex USA Index for the 12-month period. The Fund’s relative performance was driven by stock selection in the Industrials, Financials, and Materials sectors. These contributions were partially offset by the negative impact of stock selection in the Consumer Discretionary, Information Technology, and Consumer Staples sectors. Exposure to Canada,
United States, and France aided relative results, while investments in United Kingdom, China, and Germany detracted.
Among individual holdings, BAE Systems was a top relative contributor. The U.K. based military contractor delivered solid growth in the first half of the year, with orders, revenues, and earnings exceeding analysts’ targets. These results reflected strength across business lines, including for the company’s vehicle and aircraft programs. BAE Systems also benefited from the global rise in defense spending, and it was awarded a substantial military project that boosted its near-term earnings visibility. The Fund remains invested BAE. Samsonite International was another contributor. The Hong Kong based luggage maker benefited from the lifting of China’s COVID-19 lockdowns, which led to increased mobility and travel-related spending. As a result, Samsonite reported strong revenue growth. The company also saw accelerating sales trends in markets such as India. The Fund continues to own the stock. Additionally, relative performance benefited from a position in BNP Paribas. The shift of positive real interest rates in Europe provided an earnings tailwind for BNP, leading shares to rally in the fourth quarter of 2022. The bank also received regulatory approval for the sale of its U.S. banking subsidiary, Bank of the West, in a deal that closed in February 2023. We viewed this transaction positively, as it enabled the company to streamline its business focus and strengthen its capital position. The Fund remains invested in BNP due to the company’s diversified and integrated business model and strong competitive positioning in the
European banking market.
U.K. based online gambling and sports betting company Entain was a relative detractor. The stock faced headwinds because of regulatory and economic uncertainty in the U.K. Entain's underlying business continued to perform well supported by the solid growth trends for its U.S. subsidiary, BetMGM. Despite near-term business headwinds, the Fund remains invested in the company given its broad geographic diversification and the growth potential we have seen in the U.S. sports-betting market. Chinese
e-commerce retailer, JD.com, was also a detractor. JD.com saw significant market share gains during the pandemic, supported by its differentiated logistics footprint. As China emerged from COVID-19 lockdowns, these market share advantages started to narrow. It led the company to announce new advertising and promotional programs and investors worried that the new programs would narrow profit margins. More recently, fears of a potential slowdown in Chinese consumer spending weighed in the shares price. The Fund held onto the stock because of the company’s positioning in China’s retail market, but we will continue to monitor its fundamentals. U.K.-based financial services company, NatWest Group, was also a detractor. The stock declined after the company reduced its guidance, as competitive pressures narrowed margins on its savings and mortgage businesses. It also faced concerns that a weaker U.K. economy could lead to increased credit losses. Despite near-term headwinds, the Fund remains invested in NatWest.
The Fund did not utilize derivatives and did not experience any liquidity events that had material impact on performance during the period.
Subadviser:
Janus Henderson Investors US LLC
Portfolio Managers:
Julian McManus

Nationwide Janus Henderson Overseas Fund - October 31, 2023 - Fund Commentary - 31
*High double-digit returns are unusual and cannot be sustained
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies generally involve greater risk because: i) they are usually less stable in price and less liquid than larger, more established companies; ii) they are more vulnerable than larger companies to adverse business and economic developments; and ii) they may have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may concentrate investments in specific countries or sectors, subjecting it to greater volatility than that of other mutual funds. Some of the Fund's investments may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Growth and value style risks may subject the Fund to underperformance versus other funds that use different investing styles. The Fund may invest in REIT and real estate securities that pose risks that are associated with investing in real estate, including (1) possible declines in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds; (4) changes in interest rates; (5) unexpected vacancies of properties; (6) environmental problems; and (7) the relative lack of liquidity associated with investments in real estate. The Fund may hold larger positions in fewer securities and financial instruments than other funds;
therefore a change in value of a single security or instrument may have a substantial impact on the Fund's value and total return.
Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
The Fund is indexed to an MSCI index. The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

32 - Fund Commentary - October 31, 2023 - Nationwide Janus Henderson Overseas Fund
=
Asset Allocation
1
Common Stocks 96.7%
Repurchase Agreement 0.3%
Other assets in excess of liabilities 3.0%
100.0%
Top Industries
2
Banks 13.3%
Semiconductors & Semiconductor Equipment 10.1%
Insurance 8.7%
Pharmaceuticals 8.4%
Oil, Gas & Consumable Fuels 7.7%
Aerospace & Defense 5.4%
Beverages 5.1%
Electronic Equipment, Instruments & Components 4.8%
Textiles, Apparel & Luxury Goods 4.6%
Diversified Telecommunication Services 4.4%
Other Industries
#
27.5%
100.0%
Top Holdings
2
BAE Systems plc 5.4%
Taiwan Semiconductor Manufacturing Co. Ltd. 5.0%
Deutsche Telekom AG (Registered) 4.4%
BNP Paribas SA 4.2%
Dai-ichi Life Holdings, Inc. 4.2%
Teck Resources Ltd., Class B 4.1%
Canadian Natural Resources Ltd. 4.1%
Secom Co. Ltd. 3.5%
ASML Holding NV 3.4%
Samsonite International SA 3.3%
Other Holdings
#
58.4%
100.0%
Top Countries
2
United Kingdom 17.9%
Japan 12.9%
United States 11.6%
France 8.8%
Canada 8.2%
Netherlands 8.1%
Germany 6.9%
Taiwan 4.9%
Austria 3.3%
Hong Kong 3.2%
Other Countries
#
14.2%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2023.
2
Percentages indicated are based upon total investments as of October 31, 2023.

Nationwide Janus Henderson Overseas Fund - October 31, 2023 - Fund Commentary - 33
Average Annual Total Return
(For periods ended October 31, 2023)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
15.23% 4.61% 5.19% 2/2/2015
w/SC
2
8.58% 3.44% 4.51%
Class R6
3,4
15.67% 4.98% 5.52% 2/2/2015
Eagle Class
4
15.64% N/A 4.09% 6/3/2019
Institutional Service Class
4
15.35% N/A 3.88% 6/3/2019
MSCI ACWI
®
ex US
Growth 12.07% 3.46% 3.27%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.20% 1.09%
Class R6 0.83% 0.72%
Eagle Class 0.93% 0.82%
Institutional Service Class 1.06% 0.95%
^
Current effective prospectus dated February 28, 2023. The difference between gross and net operating expenses reflects contractual waivers in place through February 29, 2024. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
4
Not subject to any SCs.

34 - Fund Commentary - October 31, 2023 - Nationwide Janus Henderson Overseas Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Janus Henderson Overseas Fund from inception through 10/31/23 versus the MSCI ACWI
®
ex US Growth for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

International Funds - October 31, 2023 - Shareholder Expense Examples - 35
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2023) and continued to hold your shares at the end of the reporting period (October 31, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May
1, 2023 through October 31, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2023 through October 31, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide Amundi Global High Yield Fund
Class A Shares
Actual
(a)
1,000.00 1,020.70 5.25 1.03
Hypothetical
(a)(b)
1,000.00 1,020.01 5.24 1.03
Class C Shares
Actual
(a)
1,000.00 1,016.90 8.95 1.76
Hypothetical
(a)(b)
1,000.00 1,016.33 8.94 1.76
Class R6 Shares
Actual
(a)
1,000.00 1,022.40 3.57 0.70
Hypothetical
(a)(b)
1,000.00 1,021.68 3.57 0.70
Institutional Service Class Shares
Actual
(a)
1,000.00 1,021.80 4.18 0.82
Hypothetical
(a)(b)
1,000.00 1,021.07 4.18 0.82

36 - Shareholder Expense Examples - October 31, 2023 - International Funds
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide Amundi Strategic Income Fund
Class A Shares
Actual
(a)
1,000.00 1,029.20 4.71 0.92
Hypothetical
(a)(b)
1,000.00 1,020.57 4.69 0.92
Class C Shares
Actual
(a)
1,000.00 1,025.60 8.07 1.58
Hypothetical
(a)(b)
1,000.00 1,017.24 8.03 1.58
Class R6 Shares
Actual
(a)
1,000.00 1,031.20 2.51 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
Institutional Service Class Shares
Actual
(a)
1,000.00 1,031.60 3.12 0.61
Hypothetical
(a)(b)
1,000.00 1,022.13 3.11 0.61
Nationwide Bailard International Equities Fund
Class A Shares
Actual
(a)
1,000.00 963.90 5.99 1.21
Hypothetical
(a)(b)
1,000.00 1,019.11 6.16 1.21
Class C Shares
Actual
(a)
1,000.00 960.00 9.49 1.92
Hypothetical
(a)(b)
1,000.00 1,015.53 9.75 1.92
Class M Shares
Actual
(a)
1,000.00 965.50 4.36 0.88
Hypothetical
(a)(b)
1,000.00 1,020.77 4.48 0.88
Class R6 Shares
Actual
(a)
1,000.00 965.50 4.36 0.88
Hypothetical
(a)(b)
1,000.00 1,020.77 4.48 0.88
Institutional Service Class Shares
Actual
(a)
1,000.00 965.10 4.56 0.92
Hypothetical
(a)(b)
1,000.00 1,020.57 4.69 0.92
Nationwide Global Sustainable Equity Fund
Class A Shares
Actual
(a)
1,000.00 1,010.90 6.34 1.25
Hypothetical
(a)(b)
1,000.00 1,018.90 6.36 1.25
Class C Shares
Actual
(a)
1,000.00 1,007.80 9.62 1.90
Hypothetical
(a)(b)
1,000.00 1,015.63 9.65 1.90
Class R6 Shares
Actual
(a)
1,000.00 1,012.40 4.57 0.90
Hypothetical
(a)(b)
1,000.00 1,020.67 4.58 0.90
Institutional Service Class Shares
Actual
(a)
1,000.00 1,012.00 5.17 1.02
Hypothetical
(a)(b)
1,000.00 1,020.06 5.19 1.02

International Funds - October 31, 2023 - Shareholder Expense Examples - 37
Beginning Account
Value($) 5/1/23
Ending Account
Value($) 10/31/23
Expenses Paid
During Period ($)
5/1/23 - 10/31/23
Expense Ratio
During Period (%)
5/1/23 - 10/31/23
Nationwide International Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 898.10 5.88 1.23
Hypothetical
(a)(b)
1,000.00 1,019.00 6.26 1.23
Class R6 Shares
Actual
(a)
1,000.00 900.00 4.31 0.90
Hypothetical
(a)(b)
1,000.00 1,020.67 4.58 0.90
Institutional Service Class Shares
Actual
(a)
1,000.00 899.10 4.88 1.02
Hypothetical
(a)(b)
1,000.00 1,020.06 5.19 1.02
Nationwide Janus Henderson Overseas Fund
Class A Shares
Actual
(a)
1,000.00 914.00 5.50 1.14
Hypothetical
(a)(b)
1,000.00 1,019.46 5.80 1.14
Class R6 Shares
Actual
(a)
1,000.00 915.90 3.77 0.78
Hypothetical
(a)(b)
1,000.00 1,021.27 3.97 0.78
Eagle Class Shares
Actual
(a)
1,000.00 916.70 3.72 0.77
Hypothetical
(a)(b)
1,000.00 1,021.32 3.92 0.77
Institutional Service Class Shares
Actual
(a)
1,000.00 914.60 4.83 1.00
Hypothetical
(a)(b)
1,000.00 1,020.16 5.09 1.00
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2023 through
October 31, 2023 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

38 - Statement of Investments - October 31, 2023 - Nationwide Amundi Global High Yield Fund
Asset-Backed Security 0 .2%
Principal
Amount ($) Value ($)
UNITED STATES 0 .2%
Airlines 0 .2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 104,650 89,807
Total Asset-Backed Securities
(cost  $104,650) 89,807
Corporate Bonds 89 .9%
BELGIUM 0 .5%
Distributors 0 .5%
Azelis Finance NV, 5.75%,
3/15/2028(a) EUR 185,000 196,386
BRAZIL 4 .3%
Commercial Services & Supplies 0 .4%
Atento Luxco 1 SA
20.00%, 2/17/2025^∞(a)
(b) 487,017 164,783
8.00%, 2/10/2026(a)(c) 320,000 32
164,815
Ground Transportation 0 .7%
Simpar Europe SA, 5.20%,
1/26/2031(a) 370,000 288,600
Marine Transportation 0 .4%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 245,000 188,898
Oil, Gas & Consumable Fuels 1 .7%
Acu Petroleo Luxembourg
Sarl, 7.50%,
1/13/2032(a) 490,810 442,933
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(a) 434,813 309,370
752,303
Passenger Airlines 0 .4%
Azul Secured Finance LLP,
11.93%, 8/28/2028(a) 200,000 194,325
Water Utilities 0 .7%
Aegea Finance Sarl,
6.75%, 5/20/2029(a) 340,000 311,151
1,900,092
CANADA 3 .7%
Commercial Services & Supplies 1 .1%
Garda World Security
Corp.
9.50%, 11/1/2027(a) 216,000 196,279
6.00%, 6/1/2029(a) 380,000 289,679
485,958
Energy Equipment & Services 0 .7%
Enerflex Ltd., 9.00%,
10/15/2027(a) 220,000 200,200
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Energy Equipment & Services
Precision Drilling Corp.,
6.88%, 1/15/2029(a) 120,000 111,108
311,308
Oil, Gas & Consumable Fuels 1 .9%
Baytex Energy Corp.
8.75%, 4/1/2027(a) 217,000 218,708
8.50%, 4/30/2030(a) 200,000 198,090
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(a) 467,000 432,209
849,007
1,646,273
CAYMAN ISLANDS 1 .2%
Consumer Finance 1 .2%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a)(b) 606,442 548,051
COLOMBIA 2 .7%
Passenger Airlines 2 .7%
ABRA Global Finance
0.00%, 3/2/2028(a)(b) 166,019 141,166
6.00%, 3/2/2028(a)(b) 990,023 751,529
Avianca Midco 2 plc,
9.00%, 12/1/2028(a) 350,000 287,661
1,180,356
CYPRUS 1 .5%
Consumer Finance 1 .5%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 660,000 638,550
CZECH REPUBLIC 0 .3%
Hotels, Restaurants & Leisure 0 .3%
Allwyn Entertainment
Financing UK plc,
7.25%, 4/30/2030(a) EUR 135,000 141,986
EGYPT 0 .9%
Oil, Gas & Consumable Fuels 0 .9%
Energean plc, 6.50%,
4/30/2027(a) 475,000 395,152
FRANCE 3 .5%
Chemicals 0 .5%
Lune Holdings Sarl,
5.63%, 11/15/2028(a) EUR 250,000 215,588
Commercial Services & Supplies 0 .4%
IPD 3 BV, 8.00%,
6/15/2028(a) EUR 160,000 170,523
Entertainment 0 .6%
Banijay Entertainment
SASU, 8.13%,
5/1/2029(a)(d) 260,000 253,497
Health Care Providers & Services 0 .9%
Cerba Healthcare SACA,
3.50%, 5/31/2028(a) EUR 455,000 389,797

Nationwide Amundi Global High Yield Fund - October 31, 2023 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE
Real Estate Management & Development 1 .1%
Emeria SASU, 7.75%,
3/31/2028(a) EUR 485,000 470,944
1,500,349
GERMANY 1 .9%
Automobile Components 0 .5%
IHO Verwaltungs GmbH,
8.75%, 5/15/2028(a)(b) EUR 200,000 217,732
Building Products 0 .7%
HT Troplast GmbH, 9.38%,
7/15/2028(a) EUR 295,000 302,758
Pharmaceuticals 0 .7%
Cheplapharm Arzneimittel
GmbH, 7.50%,
5/15/2030(a) EUR 320,000 336,987
857,477
GHANA 0 .9%
Oil, Gas & Consumable Fuels 0 .9%
Tullow Oil plc, 10.25%,
5/15/2026(a) 470,000 403,730
HONG KONG 0 .7%
Transportation Infrastructure 0 .7%
Seaspan Corp., 5.50%,
8/1/2029(a) 420,000 322,207
IRELAND 0 .7%
Consumer Finance 0 .7%
GGAM Finance Ltd.
7.75%, 5/15/2026(a) 50,000 49,601
8.00%, 6/15/2028(a) 250,000 246,604
296,205
ISRAEL 1 .2%
Banks 0 .6%
Bank Leumi Le-Israel BM,
Reg. S, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.47%), 7.13%,
7/18/2033(a)(e) 315,000 280,350
Pharmaceuticals 0 .6%
Teva Pharmaceutical
Finance Netherlands III
BV, 7.88%, 9/15/2029 260,000 256,385
536,735
ITALY 2 .2%
Banks 0 .5%
Intesa Sanpaolo SpA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.60%), 4.20%,
6/1/2032(a)(e) 305,000 216,792
Containers & Packaging 0 .6%
Guala Closures SpA,
3.25%, 6/15/2028(a) EUR 265,000 241,112
Corporate Bonds
Principal
Amount ($) Value ($)
ITALY
Specialty Retail 1 .1%
Shiba Bidco SpA, 4.50%,
10/31/2028(a) EUR 500,000 473,897
931,801
LUXEMBOURG 0 .9%
Financial Services 0 .9%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(a) EUR 160,000 126,919
7.75%, 11/1/2025(a) GBP 270,000 241,810
368,729
MEXICO 4 .2%
Consumer Finance 0 .1%
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(a)(c) 350,000 40,250
Diversified Telecommunication Services 0 .9%
Total Play
Telecomunicaciones
SA de CV, 7.50%,
11/12/2025(a) 520,000 375,381
Financial Services 0 .0%
†
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(a)
(c) 830,000 16,645
Hotels, Restaurants & Leisure 1 .8%
Food Service Project SA,
5.50%, 1/21/2027(a) EUR 330,000 332,620
Grupo Posadas SAB
de CV, 5.00%,
12/30/2027(a)(b)(f) 499,744 415,010
747,630
Passenger Airlines 1 .4%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(a) 650,000 602,985
1,782,891
MOLDOVA, REPUBLIC OF 0 .6%
Food Products 0 .6%
Aragvi Finance
International DAC,
8.45%, 4/29/2026(a) 360,000 243,943
NIGERIA 0 .7%
Diversified Telecommunication Services 0 .7%
IHS Holding Ltd.
5.63%, 11/29/2026(a) 200,000 160,938
6.25%, 11/29/2028(a) 200,000 147,116
308,054
NORWAY 0 .4%
Energy Equipment & Services 0 .4%
Seadrill Finance Ltd.,
8.38%, 8/1/2030(a) 200,000 200,064
PARAGUAY 0 .4%
Food Products 0 .4%
Frigorifico Concepcion SA,
7.70%, 7/21/2028(a) 245,000 198,592

40 - Statement of Investments - October 31, 2023 - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
PERU 1 .6%
Health Care Providers & Services 1 .6%
Auna SAA
Reg. S, 6.50%,
11/20/2025 375,000 343,130
6.50%, 11/20/2025(a) 375,000 343,129
PORTUGAL 1 .0%
Passenger Airlines 1 .0%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(a) EUR 400,000 417,847
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sovcombank
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025^∞(a)(c)(e)(g) 325,000 0
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.36%), 7.60%,
2/17/2027^∞(a)(c)(e)(g) 530,000 0
0
SINGAPORE 1 .9%
Consumer Finance 1 .9%
Avation Capital SA, 6.50%,
10/31/2026(a)(b) 1,014,228 852,656
SPAIN 0 .6%
Hotels, Restaurants & Leisure 0 .6%
Cirsa Finance International
Sarl, 10.38%,
11/30/2027(a) EUR 240,000 270,450
SWEDEN 0 .6%
Commercial Services & Supplies 0 .6%
Intrum AB, 9.25%,
3/15/2028(a) EUR 280,000 252,983
SWITZERLAND 0 .8%
Passenger Airlines 0 .8%
VistaJet Malta Finance plc
7.88%, 5/1/2027(a)(d) 280,000 215,342
9.50%, 6/1/2028(a) 15,000 11,493
6.38%, 2/1/2030(a) 205,000 136,713
363,548
TURKEY 0 .7%
Metals & Mining 0 .4%
Eldorado Gold Corp.,
6.25%, 9/1/2029(a) 177,000 151,776
Passenger Airlines 0 .3%
Pegasus Hava
Tasimaciligi A/S, 9.25%,
4/30/2026(a) 140,000 140,302
292,078
Corporate Bonds
Principal
Amount ($) Value ($)
UKRAINE 0 .4%
Metals & Mining 0 .4%
Metinvest BV, 7.75%,
10/17/2029(a) 265,000 157,013
UNITED ARAB EMIRATES 0 .7%
Energy Equipment & Services 0 .7%
Shelf Drilling Holdings Ltd.,
9.63%, 4/15/2029(a) 315,000 299,493
UNITED KINGDOM 2 .9%
Capital Markets 1 .1%
Sherwood Financing plc,
6.00%, 11/15/2026(a) GBP 495,000 499,368
Hotels, Restaurants & Leisure 0 .6%
Pinnacle Bidco plc, 8.25%,
10/11/2028(a) EUR 235,000 240,597
Oil, Gas & Consumable Fuels 1 .2%
Harbour Energy plc,
5.50%, 10/15/2026(a) 220,000 203,789
SCC Power plc
4.00%, 12/31/2028(a)(b) 738,604 271,420
0.00%, 5/17/2032(a)(b) 400,076 45,711
520,920
1,260,885
UNITED STATES 44 .3%
Air Freight & Logistics 0 .0%
†
Western Global Airlines
LLC, 10.38%,
8/15/2025(a)(c) 720,000 5,400
Automobile Components 1 .3%
Dana Financing
Luxembourg Sarl,
8.50%, 7/15/2031(a) EUR 200,000 215,852
Dealer Tire LLC, 8.00%,
2/1/2028(a)(d) 388,000 363,930
579,782
Automobiles 0 .2%
Ford Motor Co., 5.29%,
12/8/2046 150,000 108,976
Building Products 0 .9%
AmeriTex HoldCo
Intermediate LLC,
10.25%, 10/15/2028(a)
(d) 325,000 307,287
MIWD Holdco II LLC,
5.50%, 2/1/2030(a) 109,000 86,519
393,806
Chemicals 4 .5%
Mativ Holdings, Inc.,
6.88%, 10/1/2026(a) 576,000 518,400
Olympus Water US
Holding Corp.
9.63%, 11/15/2028(a) EUR 200,000 209,819
9.75%, 11/15/2028(a) 325,000 317,428
Rain Carbon, Inc., 12.25%,
9/1/2029(a) 305,000 310,337

Nationwide Amundi Global High Yield Fund - October 31, 2023 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
SCIL IV LLC
4.38%, 11/1/2026(a) EUR 230,000 224,198
5.38%, 11/1/2026(a) 265,000 235,062
9.50%, 7/15/2028(a) EUR 140,000 149,795
1,965,039
Commercial Services & Supplies 2 .0%
Allied Universal
Holdco LLC, 9.75%,
7/15/2027(a) 485,000 421,284
Neptune Bidco US, Inc.,
9.29%, 4/15/2029(a) 210,000 185,335
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(a)(d) 300,000 278,191
884,810
Construction Materials 0 .4%
Knife River Corp., 7.75%,
5/1/2031(a) 160,000 159,404
Consumer Finance 1 .5%
Ford Motor Credit Co.
LLC, 4.13%, 8/17/2027 520,000 472,112
OneMain Finance Corp.,
9.00%, 1/15/2029 205,000 199,498
671,610
Containers & Packaging 0 .6%
OI European Group BV,
6.25%, 5/15/2028(a) EUR 100,000 104,501
Owens-Brockway Glass
Container, Inc., 7.25%,
5/15/2031(a) 195,000 178,425
282,926
Distributors 0 .4%
Windsor Holdings III LLC,
8.50%, 6/15/2030(a) 185,000 180,091
Diversified REITs 0 .9%
Uniti Group LP
10.50%, 2/15/2028(a) 30,000 28,888
6.00%, 1/15/2030(a) 635,000 384,990
413,878
Diversified Telecommunication Services 1 .9%
CCO Holdings LLC
7.38%, 3/1/2031(a) 60,000 56,701
4.75%, 2/1/2032(a) 405,000 316,127
Level 3 Financing, Inc.,
10.50%, 5/15/2030(a) 176,000 176,138
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 400,000 317,194
866,160
Electric Utilities 1 .4%
Vistra Operations Co. LLC
4.38%, 5/1/2029(a) 261,000 221,692
7.75%, 10/15/2031(a) 370,000 357,131
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
6.95%, 10/15/2033(a) 55,000 52,387
631,210
Electrical Equipment 0 .6%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(a) EUR 340,000 282,485
Energy Equipment & Services 0 .9%
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(a) 40,000 40,162
Transocean, Inc., 8.75%,
2/15/2030(a) 114,000 113,664
Valaris Ltd., 8.38%,
4/30/2030(a) 235,000 230,594
384,420
Financial Services 2 .6%
Freedom Mortgage Corp.,
6.63%, 1/15/2027(a) 165,000 142,806
Provident Funding
Associates LP, 6.38%,
6/15/2025(a) 565,000 502,850
United Wholesale
Mortgage LLC, 5.75%,
6/15/2027(a) 530,000 482,263
1,127,919
Ground Transportation 1 .1%
Carriage Purchaser, Inc.,
7.88%, 10/15/2029(a) 665,000 489,223
Health Care Providers & Services 1 .2%
Owens & Minor, Inc.,
6.63%, 4/1/2030(a)(d) 275,000 240,307
Surgery Center Holdings,
Inc., 10.00%,
4/15/2027(a) 101,000 100,816
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(a) 265,000 225,452
566,575
Hotels, Restaurants & Leisure 4 .7%
Brinker International, Inc.,
8.25%, 7/15/2030(a) 205,000 198,221
Carnival Holdings
Bermuda Ltd., 10.38%,
5/1/2028(a) 35,000 37,318
Carnival plc, 1.00%,
10/28/2029 EUR 303,000 195,569
Light & Wonder
International, Inc.,
7.50%, 9/1/2031(a) 45,000 43,939
Mohegan Tribal Gaming
Authority, 8.00%,
2/1/2026(a) 209,000 192,019
NCL Corp. Ltd.
5.88%, 3/15/2026(a) 395,000 354,513
8.13%, 1/15/2029(a) 120,000 117,239
7.75%, 2/15/2029(a)(d) 180,000 157,102

42 - Statement of Investments - October 31, 2023 - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Royal Caribbean Cruises
Ltd.
11.63%, 8/15/2027(a) 220,000 238,604
7.25%, 1/15/2030(a) 35,000 34,527
Viking Cruises Ltd., 5.88%,
9/15/2027(a) 298,000 268,468
VOC Escrow Ltd., 5.00%,
2/15/2028(a) 285,000 256,050
2,093,569
Household Durables 0 .6%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 275,000 250,884
Household Products 0 .5%
Spectrum Brands, Inc.,
3.88%, 3/15/2031(a)(d) 280,000 224,123
Independent Power and Renewable Electricity Producers
0 .9%
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(a) 310,000 241,722
Talen Energy Supply LLC,
8.63%, 6/1/2030(a) 145,000 147,336
389,058
Machinery 0 .3%
Park-Ohio Industries, Inc.,
6.63%, 4/15/2027 130,000 112,775
Media 2 .3%
Clear Channel Outdoor
Holdings, Inc.
7.75%, 4/15/2028(a) 175,000 133,784
7.50%, 6/1/2029(a)(d) 254,000 184,883
CSC Holdings LLC,
4.63%, 12/1/2030(a) 400,000 202,849
McGraw-Hill Education,
Inc., 8.00%, 8/1/2029(a) 378,000 311,457
Stagwell Global LLC,
5.63%, 8/15/2029(a) 231,000 190,919
1,023,892
Metals & Mining 2 .2%
ATI, Inc., 7.25%, 8/15/2030 15,000 14,440
Coeur Mining, Inc., 5.13%,
2/15/2029(a) 380,000 316,350
Constellium SE, 3.13%,
7/15/2029(a) EUR 253,000 220,552
TMS International Corp.,
6.25%, 4/15/2029(a)(d) 560,000 441,813
993,155
Oil, Gas & Consumable Fuels 6 .0%
Aethon United BR LP,
8.25%, 2/15/2026(a) 275,000 273,169
Ascent Resources Utica
Holdings LLC, 5.88%,
6/30/2029(a)(d) 325,000 287,107
CITGO Petroleum Corp.,
8.38%, 1/15/2029(a) 130,000 128,747
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Civitas Resources, Inc.
8.38%, 7/1/2028(a) 175,000 176,078
8.63%, 11/1/2030(a)(d) 95,000 96,693
8.75%, 7/1/2031(a) 175,000 176,622
Crestwood Midstream
Partners LP, 7.38%,
2/1/2031(a) 205,000 206,642
Delek Logistics Partners
LP, 7.13%, 6/1/2028(a) 425,000 386,750
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(g) 300,000 249,128
Harvest Midstream I LP,
7.50%, 9/1/2028(a) 364,000 344,909
Venture Global LNG, Inc.
8.13%, 6/1/2028(a) 100,000 97,082
8.38%, 6/1/2031(a) 190,000 181,309
2,604,236
Personal Care Products 0 .6%
Coty, Inc., 5.75%,
9/15/2028(a) EUR 235,000 249,390
Pharmaceuticals 1 .4%
P&L Development LLC,
7.75%, 11/15/2025(a) 315,000 211,586
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(a)(c)(f) 585,000 396,694
608,280
Software 1 .1%
AthenaHealth Group, Inc.,
6.50%, 2/15/2030(a)(d) 563,000 460,109
Specialty Retail 0 .5%
White Cap Buyer LLC,
6.88%, 10/15/2028(a) 247,000 215,549
Textiles, Apparel & Luxury Goods 0 .3%
Hanesbrands, Inc., 9.00%,
2/15/2031(a)(d) 120,000 111,389
Trading Companies & Distributors 0 .5%
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(a) 225,000 231,469
19,561,592
ZAMBIA 1 .0%
Metals & Mining 1 .0%
First Quantum Minerals
Ltd., 8.63%, 6/1/2031(a) 535,000 451,594
Total Corporate Bonds
(cost $48,406,059) 39,464,021

Nationwide Amundi Global High Yield Fund - October 31, 2023 - Statement of Investments - 43
Common Stock 0 .6%
Shares Value ($)
MEXICO 0 .6%
Passenger Airlines 0 .6%
Grupo Aeromexico SAB de
CV *^∞ 27,837 247,042
Total Common Stock
(cost $455,000) 247,042
Warrants 0 .0%
†
Number of
Warrants
UNITED KINGDOM 0 .0%
†
Trading Companies & Distributors 0 .0%
†
Avation plc, expiring
10/31/2026* 24,413 8,887
Total Warrants
(cost $0)
8,887
Loan Participations 3 .3%
Principal
Amount ($)
UNITED STATES 3 .3%
Auto Components 1 .9%
First Brands Group LLC,
1st Lien Term Loan,
(CME Term SOFR
6 Month + 5.00%),
10.88%, 3/30/2027 (e) 856,630 843,421
Electric Utilities 0 .2%
Generation Bridge
Northeast LLC,
Term Loan B, (CME
Term SOFR 1 Month
+ 4.25%), 9.57%,
8/22/2029 (e) 104,618 104,531
Metal Fabrication/Hardware 0 .7%
Grinding Media, Inc.
(Molycop Ltd.), 1st
Lien Term Loan, (CME
Term SOFR 3 Month
+ 4.00%), 9.68%,
10/12/2028 (e) 323,400 313,698
Oil & Gas Services 0 .5%
ProFrac Holdings II LLC,
Term Loan, (CME
Term SOFR 3 Month
+ 7.25%), 12.93%,
3/4/2025 (e) 198,189 197,693
Total Loan Participations
(cost $1,468,958)
1,459,343
Convertible Bond 0 .4%
Hotels, Restaurants & Leisure 0 .4%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 (h) 215,000 159,745
Total Convertible Bond
(cost  $214,774) 159,745
Repurchase Agreement 5 .4%
Principal
Amount ($) Value ($)
CF Secured, LLC 5.30%,
dated 10/31/2023, due
11/1/2023, repurchase
price $2,351,602,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$2,398,633. (i)(j) 2,351,255 2,351,255
Total Repurchase
Agreement
(cost $2,351,255)
2,351,255
Total Investments
(cost $53,000,696) — 99.8% 43,780,100
Other assets in excess of liabilities — 0.2% 89,063
NET ASSETS — 100.0%
$ 43,869,163

44 - Statement of Investments - October 31, 2023 - Nationwide Amundi Global High Yield Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $37,261,124 which represents 84.94% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $2,271,695, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $2,351,255.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2023.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2023.
(g) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2023. The maturity date reflects the next call date.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $2,351,255.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

Nationwide Amundi Global High Yield Fund - October 31, 2023 - Statement of Investments - 45
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
41-V1 5.00 Quarterly 12/20/2028 5.14 USD 8,350,000 (78,979) 74,609 (4,370)
(78,979) 74,609 (4,370)
As of October 31, 2023, the Fund had $467,530 segregated as collateral for credit default swap contracts.
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of October 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 6,797,544 EUR 6,400,000 HSBC Bank N.A. 11/20/2023 20,581
USD 742,367 GBP 609,995 HSBC Bank N.A. 11/20/2023 869
USD 155,627 MXN 2,785,000 Morgan Stanley Co., Inc. 12/19/2023 2,371
Total unrealized appreciation 23,821
Net unrealized appreciation 23,821
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - October 31, 2023 - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities 11 .4%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 2 .9%
Other 2 .9%
ACREC Ltd., Series 2021-
FL1, Class A, 6.60%,
10/16/2036(a)(b) 2,277,459 2,245,553
FS Rialto, Series 2021-
FL3, Class A, 6.70%,
11/16/2036(a)(b) 2,310,000 2,270,239
HGI CRE CLO Ltd., Series
2021-FL2, Class A,
6.45%, 9/17/2036(a)(b) 807,428 794,815
MF1 Ltd., Series 2021-
FL7, Class D, 8.00%,
10/16/2036(a)(b) 715,000 678,534
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 7.69%,
2/20/2030(a)(b) 350,000 343,346
6,332,487
UNITED STATES 8 .5%
Airlines 0 .5%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 136,500 117,140
Blackbird Capital Aircraft,
Series 2021-1A, Class
B, 3.45%, 7/15/2046(b) 975,017 804,408
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 120,992 115,931
1,037,479
Automobiles 2 .8%
Ford Credit Auto Lease
Trust, Series 2023-
B, Class C, 6.43%,
4/15/2027 1,420,000 1,412,346
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(b) 290,000 265,070
Series 2021-2, Class F,
4.19%, 2/15/2029(b) 240,000 217,658
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(b) 770,000 721,904
Series 2021-3, Class F,
3.69%, 2/26/2029(b) 550,000 490,075
Octane Receivables Trust,
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,497,032
Prestige Auto Receivables
Trust, Series 2023-
2A, Class D, 7.71%,
8/15/2029(b) 1,020,000 1,019,852
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Santander Bank Auto
Credit-Linked Notes,
Series 2022-A, Class D,
9.97%, 5/15/2032(b) 625,000 615,702
6,239,639
Credit Card 0 .3%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(b) 725,000 701,917
Equipment Loans & Leases 0 .8%
NMEF Funding LLC
Series 2021-A, Class D,
5.78%, 12/15/2027(b) 500,000 488,322
Series 2023-A, Class C,
8.04%, 6/17/2030(b) 1,300,000 1,260,139
Home Equity 0 .7%
Towd Point HE Trust,
Series 2021-HE1, Class
M1, 1.50%, 2/25/2063(a)
(b) 1,746,955 1,640,647
Other 3 .4%
Arbor Realty Commercial
Real Estate Notes Ltd.
Series 2021-FL1, Class
A, 6.42%, 12/15/2035(a)
(b) 2,086,939 2,069,095
Series 2021-FL4, Class
E, 8.85%, 11/15/2036(a)
(b) 775,000 719,693
Pagaya AI Debt Trust,
Series 2023-5, Class A,
7.18%, 4/15/2031(b) 1,265,927 1,267,066
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 865,165
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 661,549
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 308,378
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 530,885
Tricon American Homes
Trust, Series 2017-
SFR2, Class F, 5.10%,
1/17/2036(b) 740,000 735,983

Nationwide Amundi Strategic Income Fund - October 31, 2023 - Statement of Investments - 47
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 333,091
7,490,905
18,859,048
Total Asset-Backed Securities
(cost  $26,086,696) 25,191,535
Collateralized Mortgage Obligations 13 .1%
BERMUDA 3 .9%
Bellemeade Re Ltd.,
Series 2021-3A,
Class B1, 9.17%,
9/25/2031(a)(b) 1,030,000 1,013,089
Eagle RE Ltd., Series
2021-2, Class M2,
9.57%, 4/25/2034(a)(b) 1,370,000 1,389,825
Home RE Ltd.
Series 2020-1,
Class B1, 12.44%,
10/25/2030(a)(b) 160,000 162,649
Series 2023-1,
Class M1B, 9.92%,
10/25/2033(a)(b) 510,000 510,956
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
9.79%, 7/25/2029(a)(b) 1,520,000 1,545,991
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 9.72%,
4/25/2034(a)(b) 700,000 703,849
Radnor RE Ltd.
Series 2023-1,
Class M1A, 8.02%,
7/25/2033(a)(b) 1,270,000 1,277,507
Series 2023-1,
Class M1B, 9.67%,
7/25/2033(a)(b) 330,000 333,221
Series 2021-1,
Class M2, 8.47%,
12/27/2033(a)(b) 1,230,000 1,237,330
Triangle Re Ltd., Series
2021-3, Class B1,
10.27%, 2/25/2034(a)(b) 440,000 437,858
8,612,275
0
UNITED STATES 9 .2%
Connecticut Avenue
Securities Trust
Series 2022-R02,
Class 2M2, 8.32%,
1/25/2042(a)(b) 330,000 329,872
Series 2023-R03,
Class 2M1, 7.82%,
4/25/2043(a)(b) 1,141,441 1,155,078
Series 2023-R06,
Class 1M1, 7.02%,
7/25/2043(a)(b) 635,435 635,428
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Eagle RE Ltd., Series
2023-1, Class M1B,
9.27%, 9/26/2033(a)(b) 2,060,000 2,059,978
FARM Mortgage Trust,
Series 2021-1, Class B,
3.24%, 7/25/2051(a)(b) 311,324 207,086
FHLMC REMIC
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 13,993 236
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 132,425 4,940
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 346,888 13,722
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 22,969 416
FHLMC STACR REMIC
Trust
Series 2022-DNA1,
Class M2, 7.82%,
1/25/2042(a)(b) 180,000 175,950
Series 2023-DNA1,
Class M1A, 7.42%,
3/25/2043(a)(b) 1,980,977 1,994,467
Series 2020-DNA6,
Class B2, 10.97%,
12/25/2050(a)(b) 790,000 815,627
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 16.44%,
10/25/2048(a)(b) 1,090,000 1,318,511
Series 2019-DNA3,
Class B2, 13.59%,
7/25/2049(a)(b) 720,000 796,750
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2023-DNA2,
Class M1A, 7.42%,
4/25/2043(a)(b) 2,054,196 2,071,033
Series 2020-HQA5,
Class B2, 12.72%,
11/25/2050(a)(b) 630,000 689,061
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.20%,
6/1/2051(a)(b) 42,693,181 444,927
FNMA REMIC
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 158,377 5,769
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 167,232 6,817
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 170,312 6,173
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 34,763 1,894
GCAT Trust, Series 2021-
CM1, Class M1, 2.28%,
4/25/2065(a)(b) 530,000 399,355

48 - Statement of Investments - October 31, 2023 - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMIC
Series 2013-84,
Class SC, IO, 1.15%,
3/16/2040(a) 43,957 1,829
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 60,285 6,131
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 97,725 14,581
Series 2016-5, Class
CS, IO, 0.70%,
1/20/2046(a) 101,416 6,325
Series 2016-20,
Class SB, IO, 0.65%,
2/20/2046(a) 97,608 5,975
Series 2016-17,
Class JS, IO, 0.65%,
2/20/2046(a) 79,210 5,146
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 59,240 11,180
Series 2016-88,
Class SM, IO, 0.65%,
7/20/2046(a) 104,805 8,891
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 99,030 20,379
Series 2016-118,
Class DS, IO, 0.65%,
9/20/2046(a) 124,900 11,826
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 62,564 10,976
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,129,943 207,980
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 390,366 68,375
Homeward Opportunities
Fund I Trust, Series
2020-2, Class M1,
3.90%, 5/25/2065(a)(b) 170,000 150,779
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 15,920,124 177,793
JP Morgan Mortgage Trust
Series 2021-8, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 26,563,543 143,472
Series 2021-10, Class
AX1, IO, 0.12%,
12/25/2051(a)(b) 29,473,032 169,609
Ready Capital Mortgage
Financing LLC, Series
2022-FL8, Class A,
6.97%, 1/25/2037(a)(b) 405,217 405,244
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
STACR Trust
Series 2018-HRP2,
Class B1, 9.64%,
2/25/2047(a)(b) 1,310,000 1,401,241
Series 2018-HRP2,
Class B2, 15.94%,
2/25/2047(a)(b) 1,380,000 1,589,482
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,477,653
Visio Trust, Series 2020-
1R, Class M1, 2.93%,
11/25/2055(b) 350,000 283,523
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,081,366
20,392,846
0
Total Collateralized Mortgage Obligations
(cost $28,071,712) 29,005,121
Commercial Mortgage-Backed Securities 3 .6%
UNITED STATES 3 .6%
BX Trust , Series 2021-
ARIA, Class D, 7.34%,
10/15/2036(a)(b) 850,000 799,190
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.46%,
10/10/2048(a) 1,350,000 863,865
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.56%, 11/15/2048(a) 250,000 201,798
FHLMC Multifamily
Structured Credit Risk
REMIC
Series 2021-MN1, Class
M2, 9.07%, 1/25/2051(a)
(b) 700,000 673,859
Series 2021-MN3,
Class M2, 9.32%,
11/25/2051(a)(b) 815,000 773,782
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
7.55%, 10/15/2036(a)(b) 350,000 315,384
Series 2021-IP, Class E,
9.00%, 10/15/2036(a)(b) 150,000 133,530
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 912,586
Med Trust , Series 2021-
MDLN, Class F, 9.45%,
11/15/2038(a)(b) 547,373 515,829

Nationwide Amundi Strategic Income Fund - October 31, 2023 - Statement of Investments - 49
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 300,776
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 8.69%,
10/25/2049(a)(b) 461,786 444,660
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,329,761
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.53%, 10/15/2050(a) 810,000 657,286
Total Commercial Mortgage-Backed
Securities
(cost $9,475,497)
7,922,306
Corporate Bonds 58 .3%
BERMUDA 5 .8%
Financial Services 3 .5%
Alamo Re Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 7.18%), 12.66%,
6/7/2024(b)(c) 250,000 248,375
Series A, (T-BILL 1MO
+ 7.25%), 12.73%,
6/7/2025(b)(c) 500,000 501,650
Series A, (T-BILL 1MO
+ 8.50%), 13.98%,
6/7/2026(b)(c) 250,000 250,675
Aquila Re I Ltd., Series
A-1, (3 Month Treasury
Bill Rate + 5.25%),
10.70%, 6/8/2026(b)(c) 250,000 253,450
Aquila Re I Ltd., Series
C-1, (3 Month Treasury
Bill Rate + 9.25%),
14.70%, 6/8/2026(b)(c) 250,000 260,625
Baldwin Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 2.25%), 7.70%,
7/7/2025(b)(c) 250,000 245,550
Cape Lookout Re Ltd.
Series A, (T-BILL 1MO
+ 3.70%), 9.12%,
3/22/2024(b)(c) 250,000 248,750
Series A, (T-BILL 1MO
+ 6.50%), 11.92%,
4/28/2026(b)(c) 750,000 765,225
Citrus Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.75%), 12.21%,
6/7/2026(b)(c) 250,000 255,850
Everglades Re II Ltd.,
Series a, 0.00%,
1/16/2024(b) 350,000 339,500
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Everglades Re II Ltd.,
Series A-1, (T-BILL
1MO + 5.66%), 11.14%,
5/14/2024(b)(c) 500,000 498,500
Four Lakes Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.50%), 11.95%,
1/7/2026(b)(c) 250,000 251,500
Hypatia Ltd., Series A,
(3 Month Treasury Bill
Rate + 9.50%), 14.95%,
4/8/2026(b)(c) 250,000 257,975
Locke Tavern Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.75%), 4.75%,
4/9/2026(b)(c) 500,000 505,900
Mona Lisa Re Ltd., Series
B, (3 Month Treasury
Bill Rate + 12.50%),
17.95%, 1/8/2026(b)(c) 250,000 267,500
Mystic Re IV Ltd., Series
B, (3 Month Treasury
Bill Rate + 11.60%),
11.69%, 1/8/2025(b)(c) 250,000 245,100
Mystic Re IV Ltd., Series
A, (3 Month Treasury Bill
Rate + 9.25%), 14.70%,
1/8/2026(b)(c) 250,000 256,000
Sanders Re III Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 3.50%), 8.96%,
4/7/2026(b)(c) 500,000 474,550
Series A, (3 Month
Treasury Bill Rate
+ 8.00%), 13.47%,
6/5/2026(b)(c) 500,000 514,300
Sanders Re III Ltd., (3
Month Treasury Bill
Rate + 5.75%), 11.21%,
4/7/2027(b)(c) 250,000 246,325
Topanga Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 4.99%), 10.46%,
1/8/2026(b)(c) 400,000 364,000
Ursa Re Ltd., Series Aa,
(3 Month Treasury Bill
Rate + 5.50%), 10.89%,
12/6/2025(b)(c) 250,000 252,100
7,503,400
Insurance 2 .1%
Bonanza RE Ltd., Series
2020, (3 Month Treasury
Bill Rate + 4.87%),
10.26%, 2/20/2024(b)(c) 450,000 443,205

50 - Statement of Investments - October 31, 2023 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Bonanza RE Ltd., Series
2022, (3 Month Treasury
Bill Rate + 5.75%),
11.14%, 3/16/2025(b)(c) 250,000 238,000
Bonanza RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 8.25%), 13.64%,
1/8/2026(b)(c) 250,000 252,250
First Coast Re IV Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 9.00%), 9.00%,
4/7/2026(b)(c) 250,000 252,775
FloodSmart Re Ltd.,
Series A, (T-BILL 1MO
+ 16.25%), 21.71%,
3/11/2026(b)(c) 500,000 510,700
Integrity Re Ltd., Series A,
(T-BILL 1MO + 12.00%),
17.51%, 6/6/2025(b)(c) 250,000 263,475
Merna Reinsurance II
Ltd., Series CAT, (3
Month Treasury Bill
Rate + 3.75%), 9.20%,
4/7/2025(b)(c) 500,000 499,800
Merna Reinsurance II
Ltd., Series A, (3 Month
Treasury Bill Rate
+ 7.75%), 13.20%,
7/7/2026(b)(c) 250,000 254,375
Merna Reinsurance II
Ltd., Series B, (3 Month
Treasury Bill Rate +
10.25%), 15.70%,
7/7/2026(b)(c) 250,000 260,375
Purple Re Ltd., Series A,
(T-BILL 1MO + 10.00%),
15.47%, 6/5/2026(b)(c) 250,000 253,175
Solomon Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 5.25%), 10.69%,
6/8/2026(b)(c) 500,000 508,900
Titania RE Ltd., Series A,
(T-BILL 1MO + 12.25%),
17.70%, 2/27/2026(b)(c) 250,000 267,500
Torrey Pines Re Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 5.00%), 10.49%,
6/5/2026(b)(c) 250,000 252,075
Torrey Pines Re Pte.
Ltd., Series A, (3
Month Treasury Bill
Rate + 4.18%), 9.69%,
6/7/2024(b)(c) 500,000 487,550
4,744,155
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Metals & Mining 0 .2%
Galileo Re Ltd., Series C,
(3 Month Treasury Bill
Rate + 9.87%), 15.27%,
1/8/2024(b)(c) 500,000 497,500
12,745,055
BRAZIL 0 .9%
Electric Utilities 0 .2%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(b)(d) 995,000 447,750
Food Products 0 .4%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 1,210,000 938,608
Oil, Gas & Consumable Fuels 0 .3%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 1,043,552 742,487
2,128,845
CAMEROON 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Golar LNG Ltd., 7.00%,
10/20/2025(b) 346,055 339,134
CANADA 1 .8%
Banks 0 .8%
Bank of Nova Scotia
(The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.05%), 4.59%,
5/4/2037(c) 1,455,000 1,176,614
Federation des Caisses
Desjardins du Quebec,
5.70%, 3/14/2028(b) 705,000 688,495
1,865,109
Multi-Utilities 0 .3%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(c)(e) 705,000 556,555
Oil, Gas & Consumable Fuels 0 .7%
Enbridge, Inc., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
4.43%), 8.50%,
1/15/2084(c) 855,000 819,062
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(b) 616,000 570,108
1,389,170
3,810,834

Nationwide Amundi Strategic Income Fund - October 31, 2023 - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 1 .4%
Financial Services 0 .1%
Long Point Re IV Ltd.,
Series 2022, (3 Month
Treasury Bill Rate
+ 4.25%), 9.70%,
6/1/2026(b)(c) 250,000 248,625
Insurance 1 .3%
Residential Reinsurance
2020 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 8.24%), 13.66%,
12/6/2024(b)(c) 250,000 249,775
Residential Reinsurance
2021 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 5.18%), 10.61%,
12/6/2025(b)(c) 500,000 470,150
Vitality Re XI Ltd., Series
B, (3 Month Treasury Bill
Rate + 1.80%), 7.25%,
1/9/2024(b)(c) 750,000 748,500
Vitality Re XII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 8.20%,
1/7/2025(b)(c) 250,000 245,450
Vitality Re XIII Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.00%), 7.45%,
1/6/2026(b)(c) 250,000 245,275
Vitality Re XIII Ltd., Series
B, (3 Month Treasury Bill
Rate + 2.75%), 8.20%,
1/6/2026(b)(c) 300,000 289,830
Vitality Re XIV Ltd., Series
A, (3 Month Treasury Bill
Rate + 3.50%), 8.94%,
1/5/2027(b)(c) 500,000 503,000
2,751,980
3,000,605
COLOMBIA 0 .5%
Passenger Airlines 0 .5%
ABRA Global Finance,
6.00%, 3/2/2028(b)(f) 1,327,025 1,007,348
FINLAND 0 .6%
Banks 0 .6%
Nordea Bank Abp,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(c)(g) 1,840,000 1,317,838
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE 1 .0%
Banks 0 .7%
Societe Generale SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(c)(e) 1,400,000 1,233,174
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.90%), 4.03%,
1/21/2043(b)(c) 670,000 396,571
1,629,745
Diversified Telecommunication Services 0 .3%
Altice France SA, 5.13%,
7/15/2029(b)(e) 930,000 636,735
2,266,480
GERMANY 0 .6%
Automobiles 0 .6%
Mercedes-Benz Finance
North America LLC,
5.05%, 8/3/2033(b) 1,610,000 1,476,470
GHANA 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Tullow Oil plc, 10.25%,
5/15/2026(b) 855,000 734,445
HONG KONG 0 .1%
Financial Services 0 .1%
Black Kite Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.90%), 12.32%,
6/9/2025(b)(c) 250,000 249,700
IRELAND 0 .8%
Consumer Finance 0 .6%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 421,933
Avolon Holdings Funding
Ltd., 6.38%, 5/4/2028(b) 920,000 889,510
1,311,443
Financial Services 0 .2%
Atlas Capital DAC, Series
A, (SOFR + 7.25%),
12.61%, 6/5/2026(b)(c) 250,000 252,700
Queen Street 2023 RE
DAC, Series A, (3
Month Treasury Bill
Rate + 7.50%), 12.94%,
12/8/2025(b)(c) 250,000 256,025
508,725
1,820,168

52 - Statement of Investments - October 31, 2023 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
ITALY 2 .9%
Banks 1 .8%
Intesa Sanpaolo SpA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 4.40%), 8.25%,
11/21/2033(b)(c) 760,000 741,457
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.90%), 7.78%,
6/20/2054(b)(c) 1,435,000 1,244,304
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(c) 2,260,000 2,033,222
4,018,983
Electric Utilities 0 .8%
Enel Finance International
NV, 5.00%, 6/15/2032(b) 1,915,000 1,682,743
Household Durables 0 .3%
International Design
Group SpA, 6.50%,
11/15/2025(b) EUR 585,000 588,039
6,289,765
JAPAN 1 .4%
Banks 0 .4%
Mizuho Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.40%), 5.67%,
9/13/2033(c)(e) 950,000 887,850
Capital Markets 1 .0%
Nomura Holdings, Inc.
5.61%, 7/6/2029(e) 2,000,000 1,906,188
6.09%, 7/12/2033(e) 450,000 429,297
2,335,485
3,223,335
MEXICO 1 .7%
Diversified Telecommunication Services 0 .1%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(b) 665,000 318,428
Energy Equipment & Services 0 .3%
Borr IHC Ltd.
10.00%, 11/15/2028(b) 385,000 383,164
10.38%, 11/15/2030(b) 275,000 272,663
655,827
Hotels, Restaurants & Leisure 0 .4%
Grupo Posadas SAB
de CV, 5.00%,
12/30/2027(b)(h) 940,606 781,121
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Oil, Gas & Consumable Fuels 0 .4%
Petroleos Mexicanos,
6.70%, 2/16/2032 1,076,000 793,352
Passenger Airlines 0 .5%
Grupo Aeromexico SAB de
CV, 8.50%, 3/17/2027(b) 1,210,000 1,122,479
3,671,207
NETHERLANDS 1 .3%
Banks 0 .9%
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(c)(g) 2,160,000 1,336,500
ING Groep NV, (SOFR
+ 2.09%), 6.11%,
9/11/2034(c) 570,000 534,115
1,870,615
Chemicals 0 .4%
OCI NV, 6.70%,
3/16/2033(b) 1,035,000 954,946
2,825,561
NORWAY 0 .5%
Oil, Gas & Consumable Fuels 0 .5%
Aker BP ASA, 6.00%,
6/13/2033(b) 1,235,000 1,163,383
SINGAPORE 0 .6%
Consumer Finance 0 .5%
Avation Capital SA, 6.50%,
10/31/2026(b)(f) 1,255,096 1,055,152
Financial Services 0 .1%
Easton Re Pte. Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 4.53%), 9.98%,
1/8/2024(b)(c) 250,000 249,750
1,304,902
SPAIN 1 .4%
Banks 1 .4%
Banco Santander SA
6.92%, 8/8/2033 1,400,000 1,300,291
6.94%, 11/7/2033 800,000 802,157
CaixaBank SA, (SOFR
+ 2.77%), 6.84%,
9/13/2034(b)(c) 1,015,000 959,024
3,061,472
SWITZERLAND 1 .1%
Capital Markets 0 .6%
UBS Group AG
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(c) 1,110,000 1,034,842

Nationwide Amundi Strategic Income Fund - October 31, 2023 - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(c) 365,000 345,738
1,380,580
Passenger Airlines 0 .5%
VistaJet Malta Finance plc,
9.50%, 6/1/2028(b)(e) 1,570,000 1,202,890
2,583,470
UNITED KINGDOM 4 .3%
Banks 3 .7%
Barclays plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.30%), 7.39%,
11/2/2028(c) 1,025,000 1,036,229
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.00%), 5.75%,
8/9/2033(c) 1,565,000 1,404,531
HSBC Holdings plc,
(SOFR + 3.35%),
7.39%, 11/3/2028(c) 1,030,000 1,056,574
Lloyds Banking Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.91%), 8.00%,
9/27/2029(c)(g) 1,590,000 1,396,190
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.30%), 4.98%,
8/11/2033(c)(e) 460,000 399,308
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.75%), 7.95%,
11/15/2033(c) 870,000 882,182
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(c) 1,030,000 754,595
Standard Chartered plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.58%), 6.30%,
7/6/2034(b)(c) 1,405,000 1,307,308
8,236,917
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Financial Services 0 .1%
Sussex Capital UK Pcc
Ltd., (3 Month Treasury
Bill Rate + 8.38%),
13.89%, 1/8/2025(b)(c) 250,000 244,350
Ground Transportation 0 .2%
Ashtead Capital, Inc.,
5.95%, 10/15/2033(b) 470,000 428,811
Hotels, Restaurants & Leisure 0 .2%
Deuce Finco plc, 5.50%,
6/15/2027(b) GBP 370,000 389,005
Oil, Gas & Consumable Fuels 0 .1%
SCC Power plc
4.00%, 12/31/2028(b)(f) 741,934 272,644
0.00%, 5/17/2032(b)(f) 401,880 45,917
318,561
9,617,644
UNITED STATES 29 .1%
Air Freight & Logistics 0 .0%
†
Western Global Airlines
LLC, 10.38%,
8/15/2025(b)(d) 880,000 6,600
Automobile Components 0 .3%
Dealer Tire LLC, 8.00%,
2/1/2028(b)(e) 757,000 710,040
Automobiles 1 .1%
Ford Motor Co., 6.10%,
8/19/2032(e) 210,000 194,239
Hyundai Capital America
5.68%, 6/26/2028(b) 515,000 498,261
6.50%, 1/16/2029(b) 695,000 692,715
6.20%, 9/21/2030(b) 995,000 966,581
2,351,796
Banks 5 .4%
Bank of America Corp.
(SOFR + 1.91%),
5.29%, 4/25/2034(c) 720,000 650,297
(SOFR + 1.84%),
5.87%, 9/15/2034(c) 1,770,000 1,666,761
Citigroup, Inc., (SOFR
+ 2.66%), 6.17%,
5/25/2034(c) 690,000 641,379
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(c) 1,610,000 1,246,767
JPMorgan Chase & Co.,
(SOFR + 2.08%),
4.91%, 7/25/2033(c) 1,010,000 907,212
PNC Financial Services
Group, Inc. (The)
(SOFR + 1.93%),
5.07%, 1/24/2034(c)(e) 310,000 272,782
(SOFR + 2.28%),
6.88%, 10/20/2034(c) 875,000 874,472
Truist Financial Corp.
(SOFR + 2.45%),
7.16%, 10/30/2029(c) 95,000 95,560

54 - Statement of Investments - October 31, 2023 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 2.24%),
4.92%, 7/28/2033(c) 2,255,000 1,841,413
US Bancorp
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 700,000 585,799
(SOFR + 2.09%),
5.85%, 10/21/2033(c)(e) 1,730,000 1,589,396
Wells Fargo & Co.
(SOFR + 1.99%),
5.56%, 7/25/2034(c) 950,000 869,621
(SOFR + 2.06%),
6.49%, 10/23/2034(c) 525,000 515,866
11,757,325
Building Products 0 .1%
Fortune Brands
Innovations, Inc., 4.50%,
3/25/2052 185,000 127,208
Capital Markets 2 .4%
Bank of New York Mellon
Corp. (The), (SOFR
+ 1.51%), 4.71%,
2/1/2034(c) 230,000 201,978
Charles Schwab Corp.
(The), (SOFR + 2.50%),
5.85%, 5/19/2034(c) 435,000 398,971
Morgan Stanley
(SOFR + 2.62%),
5.30%, 4/20/2037(c) 1,690,000 1,465,674
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(c) 740,000 671,012
Northern Trust Corp.,
6.13%, 11/2/2032(e) 1,576,000 1,519,149
State Street Corp., (SOFR
+ 1.89%), 5.16%,
5/18/2034(c)(e) 973,000 879,926
5,136,710
Chemicals 1 .3%
Albemarle Corp.
5.05%, 6/1/2032(e) 402,000 350,865
5.65%, 6/1/2052 558,000 432,128
Celanese US Holdings
LLC, 6.70%, 11/15/2033 2,000,000 1,899,583
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(b) 505,000 212,641
2,895,217
Communications Equipment 0 .2%
Motorola Solutions, Inc.,
5.60%, 6/1/2032 444,000 416,044
Consumer Finance 2 .6%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(c) 640,000 611,741
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Consumer Finance
8.00%, 11/1/2031 1,499,000 1,463,088
Capital One Financial
Corp.
(SOFR + 2.60%),
5.82%, 2/1/2034(c) 275,000 240,507
(SOFR + 2.86%),
6.38%, 6/8/2034(c) 770,000 702,187
Ford Motor Credit Co. LLC
7.35%, 3/6/2030 200,000 200,854
3.63%, 6/17/2031 1,500,000 1,185,001
General Motors Financial
Co., Inc., 6.40%,
1/9/2033(e) 1,365,000 1,307,767
5,711,145
Diversified REITs 0 .4%
Uniti Group LP, 6.00%,
1/15/2030(b) 1,550,000 939,739
Diversified Telecommunication Services 0 .7%
Windstream Escrow LLC,
7.75%, 8/15/2028(b)(e) 1,900,000 1,506,675
Electric Utilities 1 .7%
Duke Energy Corp.,
5.00%, 8/15/2052 1,105,000 857,898
Monongahela Power Co.,
5.85%, 2/15/2034(b) 685,000 652,576
NextEra Energy Capital
Holdings, Inc., 5.75%,
9/1/2025 780,000 776,333
Vistra Operations Co. LLC
7.75%, 10/15/2031(b) 1,035,000 999,003
6.95%, 10/15/2033(b) 635,000 604,829
3,890,639
Electrical Equipment 0 .5%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 610,000 506,811
Regal Rexnord Corp.,
6.30%, 2/15/2030(b) 595,000 559,886
1,066,697
Energy Equipment & Services 0 .2%
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b) 120,000 120,486
Transocean, Inc., 8.75%,
2/15/2030(b) 337,250 336,255
456,741
Financial Services 0 .5%
Gateway Re Ltd.
Series A, (T-BILL 1MO
+ 13.00%), 18.48%,
2/24/2026(b)(c) 250,000 263,925
Series A, (T-BILL 1MO
+ 10.00%), 15.48%,
7/8/2026(b)(c) 500,000 508,050

Nationwide Amundi Strategic Income Fund - October 31, 2023 - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Financial Services
Lightning Re, Series 2023,
(3 Month Treasury
Bill Rate + 11.00%),
16.44%, 3/31/2026(b)(c) 250,000 262,200
1,034,175
Food Products 0 .4%
JBS USA LUX SA
5.75%, 4/1/2033 355,000 313,543
6.50%, 12/1/2052 705,000 579,219
892,762
Gas Utilities 0 .4%
KeySpan Gas East Corp.,
5.99%, 3/6/2033(b) 1,035,000 973,150
Health Care Providers & Services 0 .4%
CVS Health Corp., 5.25%,
2/21/2033 875,000 806,965
Health Care REITs 0 .8%
MPT Operating
Partnership LP, 3.50%,
3/15/2031 3,020,000 1,830,882
Hotels, Restaurants & Leisure 1 .7%
Darden Restaurants, Inc.,
6.30%, 10/10/2033 2,610,000 2,535,158
Viking Cruises Ltd., 7.00%,
2/15/2029(b) 925,000 837,125
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 505,000 447,556
3,819,839
Insurance 0 .9%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(b)(c) 1,070,000 883,558
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 392,695
Metropolitan Life Global
Funding I, 5.15%,
3/28/2033(b) 685,000 626,911
1,903,164
Machinery 0 .8%
Nordson Corp., 5.60%,
9/15/2028 1,850,000 1,815,881
Media 0 .6%
Clear Channel Outdoor
Holdings, Inc., 7.50%,
6/1/2029(b)(e) 1,310,000 953,530
CSC Holdings LLC,
4.63%, 12/1/2030(b) 800,000 405,698
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b)(d) 322,000 3,220
1,362,448
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining 0 .0%
†
ATI, Inc., 7.25%, 8/15/2030 31,000 29,843
Office REITs 1 .0%
Corporate Office
Properties LP, 2.90%,
12/1/2033 1,850,000 1,256,714
Highwoods Realty LP
3.05%, 2/15/2030 834,000 625,165
2.60%, 2/1/2031 466,000 325,129
2,207,008
Oil, Gas & Consumable Fuels 2 .2%
Civitas Resources, Inc.
8.38%, 7/1/2028(b) 1,540,000 1,549,488
8.75%, 7/1/2031(b) 540,000 545,004
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(c)(g) 859,000 713,337
Energy Transfer LP,
6.55%, 12/1/2033 1,240,000 1,223,644
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(b) 587,000 528,500
ONEOK, Inc., 6.05%,
9/1/2033 435,000 416,885
4,976,858
Passenger Airlines 0 .1%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 190,000 171,390
Personal Care Products 0 .6%
Coty, Inc., 5.75%,
9/15/2028(b) EUR 1,300,000 1,379,602
Pharmaceuticals 0 .0%
†
Tricida, Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
Real Estate Management & Development 0 .2%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030 565,000 412,450
Residential REITs 0 .6%
Sun Communities
Operating LP, 5.70%,
1/15/2033 1,330,000 1,213,603
Semiconductors & Semiconductor Equipment 0 .2%
Foundry JV Holdco LLC,
5.88%, 1/25/2034(b) 410,000 380,346
Wireless Telecommunication Services 0 .8%
T-Mobile USA, Inc.
5.05%, 7/15/2033 1,110,000 1,003,089
5.75%, 1/15/2034 790,000 749,509
1,752,598
63,935,540
Total Corporate Bonds
(cost $143,296,311) 128,573,201

56 - Statement of Investments - October 31, 2023 - Nationwide Amundi Strategic Income Fund
Foreign Government Security 0 .2%
Principal
Amount ($) Value ($)
SERBIA 0 .2%
Republic of Serbia, 2.05%,
9/23/2036 (b) EUR 600,000 380,789
Total Foreign Government Security
(cost $686,018) 380,789
Common Stock 0 .1%
Shares
MEXICO 0 .1%
Passenger Airlines 0 .1%
Grupo Aeromexico SAB de
CV *^∞ 21,107 187,316
Total Common Stock
(cost $345,000) 187,316
Warrants 0 .0%
†
Number of
Warrants
UNITED KINGDOM 0 .0%
†
Trading Companies & Distributors 0 .0%
†
Avation plc, expiring
10/31/2026* 21,088 7,677
Total Warrants
(cost $0)
7,677
Loan Participations 0 .3%
Principal
Amount ($)
UNITED STATES 0 .3%
Media 0 .3%
Radiate Holdco LLC,
Term Loan B, (CME
Term SOFR 1 Month
+ 3.25%), 8.69%,
9/25/2026 (c) 820,388 676,976
Oil & Gas Services 0 .0%
†
ProFrac Holdings II LLC,
Term Loan, (CME
Term SOFR 3 Month
+ 7.25%), 12.93%,
3/4/2025 (c) 42,501 42,394
Total Loan Participations
(cost $861,889)
719,370
Convertible Bond 0 .4%
Passenger Airlines 0 .4%
Air Canada, 4.00%,
7/1/2025 803,000 849,225
Total Convertible Bond
(cost  $830,702) 849,225
Short-Term Investment 4 .1%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 4 .1%
U.S. Treasury Bills,0.00%
11/7/2023 9,000,000 8,992,080
Total Short-Term Investment
(cost $8,992,041)
8,992,080
Repurchase Agreement 1 .5%
CF Secured, LLC 5.30%,
dated 10/31/2023, due
11/1/2023, repurchase
price $3,266,103,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053;
total market value
$3,331,425. (i)(j) 3,265,622 3,265,622
Total Repurchase
Agreement
(cost $3,265,622)
3,265,622
Total Investments
(cost $221,911,488) — 93.0% 205,094,242
Other assets in excess of liabilities — 7.0% 15,453,384
NET ASSETS — 100.0%
$ 220,547,626

Nationwide Amundi Strategic Income Fund - October 31, 2023 - Statement of Investments - 57
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note 7 for further information. The interest
rate shown was the current rate as of October 31, 2023.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2023 was $125,881,008 which
represents 57.08% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of October 31, 2023.
(d) Security in default.
(e) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan
as of October 31, 2023 was $4,996,197, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $3,265,622 and by
$2,031,864 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 11/15/2023 –
8/15/2053, a total value of $5,297,486.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on October
31, 2023. The maturity date reflects the next call date.
(h) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of October 31, 2023.
(i) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2023 was
$3,265,622.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

58 - Statement of Investments - October 31, 2023 - Nationwide Amundi Strategic Income Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
41-V1 5.00 Quarterly 12/20/2028 5.14 USD 48,500,000 (208,253) 182,871 (25,382)
(208,253) 182,871 (25,382)
As of October 31, 2023, the Fund had $2,715,590 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of October 31, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 2,889,208 EUR 2,720,238 HSBC Bank, N.A. 11/20/2023 8,748
USD 380,708 GBP 312,824 HSBC Bank, N.A. 11/20/2023 445
USD 29,581 MXN 529,705 Bank of America NA 12/19/2023 431
USD 235,838 MXN 4,221,135 Morgan Stanley Co., Inc. 12/19/2023 3,553
Total unrealized appreciation 13,177
Net unrealized appreciation 13,177
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar

Nationwide Amundi Strategic Income Fund - October 31, 2023 - Statement of Investments - 59
Futures contracts outstanding as of October 31, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 88 12/2023 USD 17,813,125 (85,660)
U.S. Treasury 5 Year Note 161 12/2023 USD 16,820,727 (294,936)
U.S. Treasury Long Bond 13 12/2023 USD 1,422,688 (131,229)
Total long contracts (511,825)
Short Contracts
Euro-Bobl (8) 12/2023 EUR (984,372) 7,990
Euro-Bund (23) 12/2023 EUR (3,139,139) 80,325
U.S. Treasury 10 Year Note (99) 12/2023 USD (10,511,016) 378,858
U.S. Treasury 10 Year Ultra Note (394) 12/2023 USD (42,878,281) 2,151,685
U.S. Treasury Ultra Bond (23) 12/2023 USD (2,588,938) 340,123
Total short contracts 2,958,981
Net contracts 2,447,156
As of October 31, 2023, the Fund had $1,360,099 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - October 31, 2023 - Nationwide Bailard International Equities Fund
Common Stocks 98 .3%
Shares Value ($)
AUSTRALIA 4 .1%
Banks 0 .5%
National Australia Bank Ltd. 50,000 896,574
Broadline Retail 0 .6%
Wesfarmers Ltd. 32,000 1,035,103
Capital Markets 0 .4%
Macquarie Group Ltd. 6,000 618,762
Consumer Staples Distribution & Retail 0 .5%
Woolworths Group Ltd. 40,000 895,591
Metals & Mining 2 .1%
BHP Group Ltd. 35,000 999,206
Glencore plc 225,000 1,188,747
Rio Tinto plc 18,000 1,147,275
3,335,228
6,781,258
BRAZIL 0 .5%
Oil, Gas & Consumable Fuels 0 .5%
Petroleo Brasileiro SA, ADR 50,000 750,000
CANADA 0 .5%
Oil, Gas & Consumable Fuels 0 .5%
Suncor Energy, Inc. 25,000 809,627
CHINA 1 .0%
Automobiles 0 .3%
BYD Co. Ltd., Class H 15,000 456,355
Broadline Retail 0 .4%
Alibaba Group Holding Ltd., ADR * 7,000 577,779
Interactive Media & Services 0 .3%
Tencent Holdings Ltd. 15,000 555,673
1,589,807
COLOMBIA 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Ecopetrol SA, ADR (a) 40,000 472,400
DENMARK 4 .5%
Air Freight & Logistics 0 .4%
DSV A/S 4,000 595,191
Beverages 0 .6%
Carlsberg A/S, Class B 8,000 954,564
Marine Transportation 0 .6%
AP Moller - Maersk A/S, Class B 600 998,486
Pharmaceuticals 2 .9%
Novo Nordisk A/S, Class B 50,000 4,821,766
7,370,007
FINLAND 0 .9%
Banks 0 .9%
Nordea Bank Abp 135,000 1,419,328
FRANCE 11 .0%
Aerospace & Defense 0 .5%
Airbus SE 6,000 802,548
Banks 0 .8%
BNP Paribas SA 22,000 1,264,309
Building Products 0 .7%
Cie de Saint-Gobain SA 20,000 1,092,448
Chemicals 1 .4%
Air Liquide SA 13,000 2,228,047
Common Stocks
Shares Value ($)
FRANCE
Construction & Engineering 0 .4%
Vinci SA 6,500 718,772
Insurance 0 .6%
AXA SA 35,000 1,038,732
IT Services 0 .8%
Capgemini SE 7,500 1,329,374
Media 0 .6%
Publicis Groupe SA 13,000 992,540
Oil, Gas & Consumable Fuels 1 .6%
TotalEnergies SE 40,000 2,678,937
Personal Care Products 1 .3%
L'Oreal SA 5,000 2,097,261
Textiles, Apparel & Luxury Goods 2 .3%
Hermes International SCA 900 1,687,785
LVMH Moet Hennessy Louis
Vuitton SE 3,200 2,290,136
3,977,921
18,220,889
GERMANY 8 .0%
Air Freight & Logistics 0 .8%
Deutsche Post AG 33,000 1,282,615
Automobiles 0 .7%
Bayerische Motoren Werke AG 13,000 1,205,376
Construction Materials 0 .5%
Heidelberg Materials AG 12,000 869,511
Diversified Telecommunication Services 0 .5%
Deutsche Telekom AG
(Registered) 40,000 866,777
Household Products 0 .7%
Henkel AG & Co. KGaA
(Preference) 15,000 1,080,346
Industrial Conglomerates 1 .2%
Siemens AG (Registered) 15,000 1,983,473
Insurance 1 .4%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,000 2,402,597
Multi-Utilities 0 .5%
E.ON SE 65,000 771,347
Semiconductors & Semiconductor Equipment 0 .6%
Infineon Technologies AG 32,500 944,331
Software 1 .1%
SAP SE 13,000 1,741,997
13,148,370
HONG KONG 0 .4%
Insurance 0 .4%
AIA Group Ltd. 75,000 653,189
ITALY 5 .0%
Automobiles 0 .7%
Ferrari NV 4,000 1,210,735
Banks 2 .1%
Intesa Sanpaolo SpA 550,000 1,432,693
UniCredit SpA 80,000 2,001,399
3,434,092

Nationwide Bailard International Equities Fund - October 31, 2023 - Statement of Investments - 61
Common Stocks
Shares Value ($)
ITALY
Electric Utilities 0 .9%
Enel SpA 235,000 1,494,232
Electrical Equipment 0 .8%
Prysmian SpA 35,000 1,313,566
Insurance 0 .5%
Assicurazioni Generali SpA 40,000 795,459
8,248,084
JAPAN 24 .1%
Automobile Components 0 .9%
Denso Corp. 60,000 889,362
Sumitomo Electric Industries Ltd. 60,000 626,605
1,515,967
Automobiles 2 .4%
Honda Motor Co. Ltd. 125,000 1,283,765
Mazda Motor Corp. 100,000 967,979
Suzuki Motor Corp. 20,000 776,149
Toyota Motor Corp. 60,000 1,058,123
4,086,016
Banks 1 .5%
Mitsubishi UFJ Financial Group,
Inc. 200,000 1,680,470
Sumitomo Mitsui Financial Group,
Inc. 15,000 720,183
2,400,653
Beverages 0 .6%
Kirin Holdings Co. Ltd. 65,000 911,664
Chemicals 0 .6%
Shin-Etsu Chemical Co. Ltd. 33,000 987,505
Consumer Staples Distribution & Retail 0 .6%
Seven & i Holdings Co. Ltd. 25,000 910,037
Electrical Equipment 1 .1%
Mitsubishi Electric Corp. 100,000 1,119,354
Nidec Corp. 20,000 731,906
1,851,260
Electronic Equipment, Instruments & Components 0 .4%
Murata Manufacturing Co. Ltd. 42,000 697,242
Entertainment 0 .5%
Nintendo Co. Ltd. 20,000 828,024
Financial Services 0 .6%
ORIX Corp. 50,000 908,232
Health Care Equipment & Supplies 0 .9%
Hoya Corp. 6,500 625,277
Olympus Corp. 60,000 804,190
1,429,467
Household Durables 1 .4%
Panasonic Holdings Corp. 100,000 874,298
Sekisui Chemical Co. Ltd. 40,000 547,306
Sony Group Corp. 10,000 827,638
2,249,242
Industrial Conglomerates 0 .9%
Hitachi Ltd. 24,000 1,525,110
Insurance 0 .6%
Dai-ichi Life Holdings, Inc. 50,000 1,049,661
IT Services 1 .5%
Fujitsu Ltd. 9,000 1,165,150
NEC Corp. 30,000 1,446,054
2,611,204
Common Stocks
Shares Value ($)
JAPAN
Machinery 0 .4%
Komatsu Ltd. 30,000 695,596
Metals & Mining 0 .7%
Nippon Steel Corp. 50,000 1,077,612
Personal Care Products 0 .4%
Kao Corp. 20,000 727,305
Pharmaceuticals 1 .1%
Astellas Pharma, Inc. 90,000 1,135,395
Shionogi & Co. Ltd. 15,000 695,623
1,831,018
Professional Services 0 .8%
Recruit Holdings Co. Ltd. 43,000 1,243,770
Real Estate Management & Development 0 .4%
Daito Trust Construction Co. Ltd. 6,000 644,237
Semiconductors & Semiconductor Equipment 1 .1%
Renesas Electronics Corp. * 75,000 985,876
Tokyo Electron Ltd. 6,000 805,939
1,791,815
Specialty Retail 0 .5%
Fast Retailing Co. Ltd. 4,000 884,651
Technology Hardware, Storage & Peripherals 0 .6%
Canon, Inc. 40,000 942,956
Trading Companies & Distributors 2 .5%
ITOCHU Corp. 25,000 900,751
Mitsubishi Corp. 27,500 1,280,517
Mitsui & Co. Ltd. 35,000 1,286,268
Sumitomo Corp. 40,000 790,391
4,257,927
Wireless Telecommunication Services 1 .1%
KDDI Corp. 28,000 835,284
SoftBank Corp. 80,000 903,405
1,738,689
39,796,860
LUXEMBOURG 0 .4%
Metals & Mining 0 .4%
ArcelorMittal SA 30,000 662,850
NETHERLANDS 6 .8%
Banks 1 .0%
ING Groep NV 130,000 1,666,966
Consumer Staples Distribution & Retail 0 .9%
Koninklijke Ahold Delhaize NV 50,000 1,480,136
Oil, Gas & Consumable Fuels 1 .5%
Shell plc 75,000 2,410,376
Professional Services 1 .6%
Randstad NV 20,000 1,035,508
Wolters Kluwer NV 13,000 1,671,650
2,707,158
Semiconductors & Semiconductor Equipment 1 .8%
ASML Holding NV (Registered),
NYRS 5,000 2,994,050
11,258,686
POLAND 1 .0%
Insurance 0 .5%
Powszechny Zaklad Ubezpieczen
SA 70,000 791,494

62 - Statement of Investments - October 31, 2023 - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
POLAND
Oil, Gas & Consumable Fuels 0 .5%
ORLEN SA 50,000 789,652
1,581,146
SINGAPORE 0 .7%
Semiconductors & Semiconductor Equipment 0 .7%
STMicroelectronics NV 30,000 1,149,568
SOUTH KOREA 1 .1%
Banks 0 .5%
KB Financial Group, Inc. 20,000 763,145
Technology Hardware, Storage & Peripherals 0 .6%
Samsung Electronics Co. Ltd. 20,000 997,313
1,760,458
SPAIN 3 .2%
Banks 1 .0%
Banco Bilbao Vizcaya Argentaria
SA 200,000 1,570,942
Construction & Engineering 0 .5%
ACS Actividades de Construccion
y Servicios SA 20,999 759,417
Electric Utilities 0 .4%
Iberdrola SA 65,000 724,369
Gas Utilities 0 .7%
Naturgy Energy Group SA (a) 40,000 1,132,783
Specialty Retail 0 .6%
Industria de Diseno Textil SA (a) 30,000 1,036,255
5,223,766
SWEDEN 2 .3%
Financial Services 0 .5%
Industrivarden AB, Class A 30,000 776,790
Machinery 1 .4%
Atlas Copco AB, Class B 100,000 1,122,011
Volvo AB, Class B 60,000 1,188,527
2,310,538
Specialty Retail 0 .4%
H & M Hennes & Mauritz AB,
Class B (a) 50,000 669,449
3,756,777
SWITZERLAND 2 .6%
Capital Markets 0 .6%
UBS Group AG (Registered) 40,000 934,409
Insurance 0 .4%
Zurich Insurance Group AG 1,500 710,712
Pharmaceuticals 1 .6%
Novartis AG (Registered) 28,000 2,614,042
4,259,163
TAIWAN 0 .7%
Semiconductors & Semiconductor Equipment 0 .7%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 14,000 1,208,340
UNITED KINGDOM 10 .4%
Aerospace & Defense 0 .7%
BAE Systems plc 80,000 1,074,034
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks 1 .0%
Barclays plc 450,000 719,495
HSBC Holdings plc 125,000 900,624
1,620,119
Beverages 0 .5%
Diageo plc 20,000 757,905
Capital Markets 0 .9%
3i Group plc 60,000 1,417,202
Diversified Consumer Services 0 .7%
Pearson plc 100,000 1,158,353
Household Products 0 .4%
Reckitt Benckiser Group plc 10,000 670,396
Multi-Utilities 0 .5%
Centrica plc 400,000 766,938
Oil, Gas & Consumable Fuels 1 .4%
BP plc 400,000 2,441,735
Personal Care Products 1 .3%
Unilever plc 45,000 2,132,120
Pharmaceuticals 1 .2%
AstraZeneca plc, ADR 34,000 2,149,820
Professional Services 0 .8%
RELX plc 37,500 1,311,711
Textiles, Apparel & Luxury Goods 0 .6%
Burberry Group plc 50,000 1,030,190
Trading Companies & Distributors 0 .4%
Bunzl plc 20,000 714,563
17,245,086
UNITED STATES 8 .8%
Automobiles 1 .0%
Stellantis NV 85,000 1,590,242
Construction Materials 1 .4%
CRH plc 27,000 1,446,390
Holcim AG 15,000 928,715
2,375,105
Electrical Equipment 1 .0%
Schneider Electric SE 11,000 1,691,522
Food Products 1 .5%
Nestle SA (Registered) 23,000 2,481,330
Pharmaceuticals 3 .4%
GSK plc 90,000 1,601,130
Roche Holding AG 10,000 2,583,473
Sanofi SA 15,000 1,368,999
5,553,602
Trading Companies & Distributors 0 .5%
Ferguson plc 6,000 901,349
14,593,150
Total Common Stocks
(cost $142,419,904) 161,958,809

Nationwide Bailard International Equities Fund - October 31, 2023 - Statement of Investments - 63
Exchange Traded Fund 0 .2%
Shares Value ($)
UNITED STATES 0 .2%
VanEck Vietnam ETF (a) 35,000 404,600
Total Exchange Traded Fund
(cost $622,056) 404,600
Repurchase Agreement 0 .6%
Principal
Amount ($)
CF Secured, LLC, 5.30%,
dated 10/31/2023, due
11/1/2023, repurchase price
$966,145, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053; total
market value $985,468.(b)(c) 966,003 966,003
Total Repurchase Agreement
(cost $966,003) 966,003
Total Investments
(cost $144,007,963) — 99.1% 163,329,412
Other assets in excess of liabilities — 0.9% 1,402,763
NET ASSETS — 100.0%
$ 164,732,175
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $3,066,275, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $966,003 and by $2,382,221 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.43%, and maturity dates ranging
from 11/16/2023 – 5/15/2052, a total value of $3,348,224.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $966,003.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
The accompanying notes are an integral part of these financial statements.

64 - Statement of Investments - October 31, 2023 - Nationwide Global Sustainable Equity Fund
Common Stocks 98 .6%
Shares Value ($)
BRAZIL 0 .9%
Broadline Retail 0 .9%
MercadoLibre, Inc. * 1,407 1,745,721
CANADA 1 .7%
Ground Transportation 1 .7%
Canadian Pacific Kansas City Ltd.
(a) 46,343 3,288,963
CHINA 0 .3%
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
Hotels, Restaurants & Leisure 0 .3%
Meituan, Class B Reg. S *(b) 45,780 650,386
650,386
DENMARK 0 .7%
Biotechnology 0 .7%
Genmab A/S * 4,981 1,410,970
FRANCE 4 .2%
Automobile Components 1 .1%
Cie Generale des Etablissements
Michelin SCA 70,339 2,088,121
Food Products 1 .2%
Danone SA 39,015 2,323,987
Insurance 1 .9%
AXA SA 132,451 3,930,890
8,342,998
GERMANY 0 .8%
Machinery 0 .8%
Knorr-Bremse AG 28,908 1,606,349
INDIA 1 .4%
Banks 1 .4%
Axis Bank Ltd., GDR Reg. S 48,968 2,852,699
IRELAND 1 .0%
Banks 1 .0%
Bank of Ireland Group plc 218,440 1,953,445
ITALY 0 .6%
Electrical Equipment 0 .6%
Prysmian SpA 31,380 1,177,705
JAPAN 7 .0%
Banks 1 .3%
Mitsubishi UFJ Financial Group,
Inc. 307,400 2,582,882
Diversified Telecommunication Services 1 .5%
Nippon Telegraph & Telephone
Corp. 2,537,200 2,973,834
Electronic Equipment, Instruments & Components 1 .4%
Keyence Corp. 6,900 2,671,003
Household Durables 1 .8%
Sony Group Corp. 43,800 3,625,056
Wireless Telecommunication Services 1 .0%
SoftBank Group Corp. 46,300 1,899,377
13,752,152
NETHERLANDS 2 .6%
Entertainment 0 .8%
Universal Music Group NV 67,840 1,654,181
Common Stocks
Shares Value ($)
NETHERLANDS
Health Care Equipment & Supplies 1 .8%
Koninklijke Philips NV * 182,249 3,458,091
5,112,272
NORWAY 2 .2%
Oil, Gas & Consumable Fuels 2 .2%
Equinor ASA 127,306 4,258,470
SWITZERLAND 1 .8%
Food Products 0 .7%
Barry Callebaut AG (Registered) 911 1,381,723
Health Care Equipment & Supplies 1 .1%
Alcon, Inc. 30,351 2,174,883
3,556,606
UNITED KINGDOM 7 .3%
Capital Markets 2 .1%
London Stock Exchange Group plc 43,026 4,327,368
Electronic Equipment, Instruments & Components 1 .3%
Spectris plc 65,493 2,477,354
Personal Care Products 1 .4%
Unilever plc 58,693 2,779,268
Pharmaceuticals 1 .4%
AstraZeneca plc 22,273 2,784,030
Trading Companies & Distributors 1 .1%
Ashtead Group plc 36,981 2,118,315
14,486,335
UNITED STATES 66 .1%
Automobile Components 1 .4%
Aptiv plc * 31,225 2,722,820
Automobiles 0 .7%
Rivian Automotive, Inc., Class A
*(a) 89,930 1,458,665
Banks 1 .1%
Wells Fargo & Co. 53,462 2,126,184
Biotechnology 3 .2%
AbbVie, Inc. 10,827 1,528,556
Moderna, Inc. * 15,566 1,182,393
Vertex Pharmaceuticals, Inc. * 9,809 3,551,937
6,262,886
Broadline Retail 2 .7%
Amazon.com, Inc. * 39,846 5,303,104
Building Products 0 .7%
Masco Corp. 26,480 1,379,343
Capital Markets 2 .1%
Ameriprise Financial, Inc. 13,295 4,182,208
Chemicals 4 .9%
CF Industries Holdings, Inc. 30,966 2,470,467
Ecolab, Inc. 13,957 2,341,147
Linde plc 12,386 4,733,434
9,545,048
Commercial Services & Supplies 2 .7%
Montrose Environmental Group,
Inc. * 54,975 1,271,022
MSA Safety, Inc. 11,260 1,777,729
Waste Management, Inc. 13,918 2,287,145
5,335,896

Nationwide Global Sustainable Equity Fund - October 31, 2023 - Statement of Investments - 65
Common Stocks
Shares Value ($)
UNITED STATES
Consumer Finance 0 .4%
SLM Corp. 64,776 842,088
Consumer Staples Distribution & Retail 1 .5%
Costco Wholesale Corp. 5,273 2,913,016
Electrical Equipment 0 .9%
Regal Rexnord Corp. 15,183 1,797,819
Electronic Equipment, Instruments & Components 0 .8%
Zebra Technologies Corp., Class
A * 7,261 1,520,671
Entertainment 2 .5%
Netflix, Inc. * 5,649 2,325,637
Take-Two Interactive Software,
Inc. * 18,821 2,517,309
4,842,946
Financial Services 3 .8%
Fidelity National Information
Services, Inc. 45,423 2,230,724
Visa, Inc., Class A (a) 22,750 5,348,525
7,579,249
Health Care Providers & Services 3 .8%
Laboratory Corp. of America
Holdings 8,323 1,662,353
UnitedHealth Group, Inc. 11,065 5,925,971
7,588,324
Hotels, Restaurants & Leisure 1 .3%
Starbucks Corp. 28,712 2,648,395
Industrial REITs 0 .6%
Prologis, Inc. 12,209 1,230,057
Insurance 1 .9%
Marsh & McLennan Cos., Inc. 19,625 3,721,881
Interactive Media & Services 2 .3%
Alphabet, Inc., Class A * 37,190 4,614,535
Leisure Products 0 .6%
Brunswick Corp. 17,473 1,213,849
Life Sciences Tools & Services 0 .7%
Bio-Rad Laboratories, Inc., Class
A * 5,069 1,395,394
Machinery 1 .3%
Ingersoll Rand, Inc. 42,031 2,550,441
Oil, Gas & Consumable Fuels 2 .3%
Hess Corp. 30,978 4,473,223
Personal Care Products 1 .2%
Haleon plc 584,661 2,340,083
Pharmaceuticals 2 .4%
Eli Lilly & Co. 8,445 4,677,939
Semiconductors & Semiconductor Equipment 5 .0%
Advanced Micro Devices, Inc. * 21,580 2,125,630
Broadcom, Inc. 2,333 1,962,916
Micron Technology, Inc. 30,622 2,047,693
ON Semiconductor Corp. * 17,400 1,089,936
Universal Display Corp. (a) 17,946 2,497,725
9,723,900
Software 11 .4%
Adobe, Inc. * 10,632 5,656,862
Cadence Design Systems, Inc. * 8,694 2,085,256
Microsoft Corp. 26,108 8,827,375
Common Stocks
Shares Value ($)
UNITED STATES
Software
Salesforce, Inc. * 12,273 2,464,787
ServiceNow, Inc. * 3,267 1,900,904
Splunk, Inc. * 9,398 1,383,010
22,318,194
Specialty Retail 1 .9%
TJX Cos., Inc. (The) 42,944 3,782,078
130,090,236
Total Common Stocks
(cost $178,405,200) 194,285,307
Repurchase Agreement 0 .7%
Principal
Amount ($)
CF Secured, LLC, 5.30%,
dated 10/31/2023, due
11/1/2023, repurchase price
$1,443,148, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053; total
market value $1,472,010.(c)
(d) 1,442,935 1,442,935
Total Repurchase Agreement
(cost $1,442,935) 1,442,935
Total Investments
(cost $179,848,135) — 99.3% 195,728,242
Other assets in excess of liabilities — 0.7% 1,380,159
NET ASSETS — 100.0%
$ 197,108,401
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $7,417,669, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,442,935 and by $6,071,791 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 11/7/2023 – 8/15/2053, a total value of
$7,514,726.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $650,386 which represents 0.33% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $1,442,935.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

66 - Statement of Investments - October 31, 2023 - Nationwide Global Sustainable Equity Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide International Small Cap Fund - October 31, 2023 - Statement of Investments - 67
Common Stocks 97 .0%
Shares Value ($)
AUSTRALIA 4 .9%
Chemicals 0 .2%
Nufarm Ltd. 380,377 1,053,007
Construction & Engineering 0 .2%
Worley Ltd. 86,080 905,574
Construction Materials 0 .1%
CSR Ltd. 143,457 513,971
Consumer Finance 0 .2%
Credit Corp. Group Ltd. (a) 158,916 1,235,596
Containers & Packaging 0 .4%
Orora Ltd. 1,384,014 2,160,211
Diversified REITs 0 .9%
Charter Hall Group 467,510 2,607,527
Stockland 1,040,960 2,362,345
4,969,872
Financial Services 0 .8%
Liberty Financial Group Ltd. Reg.
S 779,285 1,929,731
Omni Bridgeway Ltd. *(a) 758,363 732,573
Tyro Payments Ltd. * 2,854,549 1,580,276
4,242,580
Metals & Mining 0 .8%
Bellevue Gold Ltd. * 2,587,100 2,364,236
De Grey Mining Ltd. * 936,390 709,773
IGO Ltd. 225,261 1,376,844
4,450,853
Oil, Gas & Consumable Fuels 0 .5%
Viva Energy Group Ltd. Reg. S (b) 101,772 184,961
Whitehaven Coal Ltd. 488,731 2,332,096
2,517,057
Software 0 .1%
SiteMinder Ltd. * 312,069 809,813
Specialized REITs 0 .4%
National Storage REIT 1,773,205 2,271,392
Trading Companies & Distributors 0 .3%
Seven Group Holdings Ltd. 85,377 1,512,192
26,642,118
AUSTRIA 1 .7%
Banks 1 .5%
Addiko Bank AG 180,916 2,429,864
BAWAG Group AG Reg. S (b) 135,197 6,024,737
8,454,601
Construction Materials 0 .2%
Wienerberger AG 37,108 900,764
9,355,365
BELGIUM 0 .6%
Banks 0 .6%
KBC Ancora 89,644 3,389,279
BRAZIL 3 .0%
Financial Services 0 .1%
Pagseguro Digital Ltd., Class A * 47,179 333,084
StoneCo Ltd., Class A * 38,843 385,128
718,212
Ground Transportation 0 .6%
Rumo SA 788,598 3,489,586
Common Stocks
Shares Value ($)
BRAZIL
IT Services 0 .4%
Locaweb Servicos de Internet SA
Reg. S (b) 1,870,700 2,018,467
Software 0 .4%
TOTVS SA 442,000 2,218,876
Water Utilities 0 .5%
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 232,800 2,695,202
Wireless Telecommunication Services 1 .0%
TIM SA 1,677,900 5,048,594
16,188,937
BURKINA FASO 0 .3%
Metals & Mining 0 .3%
Endeavour Mining plc (a) 88,599 1,812,550
CANADA 5 .0%
Biotechnology 0 .1%
Fusion Pharmaceuticals, Inc. * 146,823 676,854
Chemicals 0 .2%
EcoSynthetix, Inc. *(a) 549,825 1,217,208
Entertainment 0 .2%
Boat Rocker Media, Inc. * 667,303 837,287
Financial Services 0 .4%
Nuvei Corp. Reg. S (a)(b) 160,880 2,234,623
Metals & Mining 0 .6%
Faraday Copper Corp. * 2,155,082 1,010,134
Stelco Holdings, Inc. 73,406 2,068,654
3,078,788
Oil, Gas & Consumable Fuels 0 .7%
Advantage Energy Ltd. * 93,726 680,599
Enerplus Corp. 56,274 951,596
Parex Resources, Inc. 76,410 1,464,559
Vermilion Energy, Inc. 32,378 467,196
3,563,950
Real Estate Management & Development 1 .2%
Colliers International Group, Inc.
(a) 71,889 6,516,795
Residential REITs 0 .8%
Boardwalk REIT 93,488 4,365,807
Software 0 .8%
Lightspeed Commerce, Inc. * 357,560 4,457,639
26,948,951
CHILE 0 .5%
Metals & Mining 0 .5%
Lundin Mining Corp. 404,193 2,524,111
CHINA 2 .2%
Automobile Components 0 .2%
Minth Group Ltd. 474,347 1,064,992
Gas Utilities 0 .5%
Beijing Enterprises Holdings Ltd. 766,000 2,550,078
Independent Power and Renewable Electricity Producers 0 .2%
China Datang Corp. Renewable
Power Co. Ltd., Class H 5,116,000 1,159,835
Interactive Media & Services 0 .2%
Kanzhun Ltd., ADR * 58,082 859,614

68 - Statement of Investments - October 31, 2023 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
CHINA
Machinery 0 .4%
Airtac International Group 58,432 1,910,663
Real Estate Management & Development 0 .7%
Wharf Holdings Ltd. (The) 997,812 2,540,397
Yuexiu Property Co. Ltd. 1,661,926 1,727,761
4,268,158
11,813,340
DENMARK 1 .0%
Biotechnology 0 .8%
Ascendis Pharma A/S, ADR * 20,749 1,853,093
Zealand Pharma A/S, Class A * 54,471 2,262,550
4,115,643
Marine Transportation 0 .2%
Dfds A/S 46,298 1,337,043
5,452,686
EGYPT 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Energean plc 134,948 1,398,597
FINLAND 0 .6%
Automobile Components 0 .1%
Nokian Renkaat OYJ (a) 77,283 583,644
Chemicals 0 .5%
Kemira OYJ 176,294 2,863,167
3,446,811
FRANCE 4 .2%
Automobile Components 0 .2%
Valeo SE 84,000 1,108,833
Construction Materials 0 .2%
Imerys SA 15,472 411,118
Vicat SACA 29,892 917,265
1,328,383
Energy Equipment & Services 0 .7%
Technip Energies NV 140,717 3,077,610
Vallourec SACA *(a) 37,867 455,788
3,533,398
Financial Services 0 .1%
Wendel SE 10,771 808,196
Gas Utilities 0 .3%
Rubis SCA 85,472 1,863,367
Ground Transportation 0 .3%
ALD SA Reg. S (b) 239,052 1,612,274
Household Durables 0 .5%
Kaufman & Broad SA 106,942 2,852,193
Media 1 .1%
JCDecaux SE * 338,191 5,301,903
Oil, Gas & Consumable Fuels 0 .2%
Gaztransport Et Technigaz SA 8,909 1,140,416
Passenger Airlines 0 .6%
Air France-KLM * 266,640 3,011,564
22,560,527
GERMANY 4 .0%
Aerospace & Defense 1 .1%
Hensoldt AG 189,825 5,616,106
Common Stocks
Shares Value ($)
GERMANY
Biotechnology 0 .1%
Immatics NV * 104,780 801,567
Diversified Telecommunication Services 0 .7%
United Internet AG (Registered) 168,393 3,501,735
Electronic Equipment, Instruments & Components 0 .5%
Jenoptik AG 122,036 2,887,700
Financial Services 0 .1%
Hypoport SE *(a) 6,022 733,648
Life Sciences Tools & Services 0 .1%
Evotec SE * 41,447 713,569
Machinery 0 .2%
KION Group AG 30,063 915,276
Professional Services 0 .3%
Bertrandt AG 30,420 1,467,017
Real Estate Management & Development 0 .1%
TAG Immobilien AG * 35,118 382,226
Semiconductors & Semiconductor Equipment 0 .6%
AIXTRON SE 124,474 3,487,748
Transportation Infrastructure 0 .2%
Hamburger Hafen und Logistik
AG (a) 65,650 1,163,219
21,669,811
HONG KONG 0 .7%
Banks 0 .7%
Dah Sing Financial Holdings Ltd. 1,728,536 3,917,346
INDIA 0 .4%
Hotels, Restaurants & Leisure 0 .4%
MakeMyTrip Ltd. * 32,956 1,276,385
Zomato Ltd. * 601,920 764,232
2,040,617
IRELAND 0 .2%
Banks 0 .2%
Permanent TSB Group Holdings
plc *(a) 609,273 1,203,013
ISRAEL 1 .6%
Capital Markets 0 .4%
Tel Aviv Stock Exchange Ltd. * 443,788 1,972,109
IT Services 1 .0%
Wix.com Ltd. * 71,431 5,707,337
Real Estate Management & Development 0 .2%
Melisron Ltd. 16,082 871,382
8,550,828
ITALY 3 .9%
Banks 0 .1%
BPER Banca 211,962 688,842
Construction Materials 0 .3%
Buzzi SpA 53,570 1,417,802
Electrical Equipment 0 .1%
Eurogroup Laminations SpA *(a) 232,094 762,834
Energy Equipment & Services 0 .0%
†
Saipem SpA * 73,734 112,423
Financial Services 0 .6%
BFF Bank SpA Reg. S (b) 351,157 3,380,003

Nationwide International Small Cap Fund - October 31, 2023 - Statement of Investments - 69
Common Stocks
Shares Value ($)
ITALY
Gas Utilities 0 .5%
Italgas SpA 549,406 2,796,395
Health Care Equipment & Supplies 0 .4%
DiaSorin SpA 22,648 2,031,113
Household Durables 0 .5%
De' Longhi SpA 109,981 2,460,196
Life Sciences Tools & Services 0 .5%
Stevanato Group SpA 90,074 2,517,568
Textiles, Apparel & Luxury Goods 0 .9%
Brunello Cucinelli SpA 32,642 2,617,529
OVS SpA Reg. S (b) 1,302,781 2,303,580
4,921,109
21,088,285
JAPAN 29 .0%
Automobile Components 0 .8%
Ichikoh Industries Ltd. 49,900 174,427
Koito Manufacturing Co. Ltd. 58,800 878,894
Musashi Seimitsu Industry Co. Ltd. 102,500 980,134
Nifco, Inc. 30,995 727,712
Niterra Co. Ltd. 80,300 1,764,037
4,525,204
Banks 2 .3%
Kyoto Financial Group, Inc. 117,016 6,569,726
Shiga Bank Ltd. (The) 217,500 5,734,545
12,304,271
Broadline Retail 0 .5%
ASKUL Corp. 194,182 2,523,041
Building Products 0 .1%
Sekisui Jushi Corp. 38,400 625,293
Chemicals 2 .6%
Air Water, Inc. 95,500 1,202,397
Daicel Corp. 78,400 666,357
Denka Co. Ltd. 22,400 403,460
JSR Corp. 86,182 2,285,653
Kansai Paint Co. Ltd. 66,800 979,770
Lintec Corp. 32,100 529,801
Mitsubishi Gas Chemical Co., Inc. 56,100 756,167
Nippon Shokubai Co. Ltd. 14,400 533,284
NOF Corp. 28,400 1,118,025
Resonac Holdings Corp. 42,100 680,415
Shin-Etsu Polymer Co. Ltd. 80,100 724,700
Sumitomo Bakelite Co. Ltd. 17,600 783,719
Teijin Ltd. 56,100 507,059
Tokyo Ohka Kogyo Co. Ltd. 39,800 2,310,162
13,480,969
Commercial Services & Supplies 0 .2%
Kokuyo Co. Ltd. 78,900 1,221,946
Construction & Engineering 1 .4%
COMSYS Holdings Corp. 55,700 1,148,599
EXEO Group, Inc. 59,700 1,240,135
JGC Holdings Corp. 82,900 1,020,937
Kumagai Gumi Co. Ltd. 30,700 767,549
Kyudenko Corp. 31,800 948,770
MIRAIT ONE Corp. 55,800 739,273
SHO-BOND Holdings Co. Ltd. 17,300 680,594
Toyo Construction Co. Ltd. 60,600 493,257
Yokogawa Bridge Holdings Corp. 35,600 589,028
7,628,142
Common Stocks
Shares Value ($)
JAPAN
Construction Materials 0 .1%
Taiheiyo Cement Corp. 31,600 540,855
Consumer Finance 1 .4%
Marui Group Co. Ltd. 464,400 7,346,078
Containers & Packaging 0 .3%
FP Corp. 93,800 1,803,940
Distributors 0 .2%
PALTAC Corp. 37,300 1,206,792
Diversified Telecommunication Services 0 .3%
JTOWER, Inc. *(a) 41,881 1,524,045
Electric Utilities 0 .8%
Kyushu Electric Power Co., Inc. * 649,500 4,157,337
Electronic Equipment, Instruments & Components 0 .2%
Taiyo Yuden Co. Ltd. 51,900 1,153,999
Entertainment 0 .2%
Square Enix Holdings Co. Ltd. 25,454 848,834
Financial Services 0 .4%
GMO Financial Gate, Inc. (a) 34,025 1,910,416
GMO Payment Gateway, Inc. 9,366 376,119
2,286,535
Food Products 1 .4%
Toyo Suisan Kaisha Ltd. 168,826 7,772,564
Ground Transportation 0 .5%
Fukuyama Transporting Co. Ltd.
(a) 89,400 2,434,500
Health Care Equipment & Supplies 0 .9%
Asahi Intecc Co. Ltd. 185,300 3,102,150
Mani, Inc. 139,000 1,884,229
4,986,379
Hotels, Restaurants & Leisure 0 .3%
Kyoritsu Maintenance Co. Ltd. (a) 47,115 1,798,471
Household Durables 0 .9%
Casio Computer Co. Ltd. 228,800 1,833,875
Nikon Corp. 291,000 2,760,152
4,594,027
Industrial Conglomerates 1 .3%
Hikari Tsushin, Inc. 50,096 7,235,280
Industrial REITs 0 .8%
LaSalle Logiport REIT 4,194 4,111,642
IT Services 0 .2%
Simplex Holdings, Inc. 53,160 891,119
Machinery 2 .4%
Amada Co. Ltd. 153,000 1,481,851
DMG Mori Co. Ltd. (a) 69,300 1,141,746
Ebara Corp. (a) 35,300 1,565,460
Fuji Corp. 71,400 1,074,740
Giken Ltd. (a) 18,500 219,127
IHI Corp. 54,700 1,046,191
Japan Steel Works Ltd. (The) 21,500 348,992
Kawasaki Heavy Industries Ltd. 69,600 1,514,425
Max Co. Ltd. 43,600 736,080
Miura Co. Ltd. 34,000 659,355
NSK Ltd. 107,800 580,538
Shibaura Machine Co. Ltd. 17,200 424,601
Sumitomo Heavy Industries Ltd. 55,200 1,262,034

70 - Statement of Investments - October 31, 2023 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
JAPAN
Machinery
THK Co. Ltd. 57,200 1,020,494
13,075,634
Media 0 .7%
Hakuhodo DY Holdings, Inc. (a) 501,854 3,995,063
Oil, Gas & Consumable Fuels 0 .2%
Cosmo Energy Holdings Co. Ltd. 11,000 403,255
Iwatani Corp. 10,600 506,523
909,778
Professional Services 1 .7%
dip Corp. 62,300 1,235,270
en Japan, Inc. 154,800 2,309,101
TechnoPro Holdings, Inc. 259,500 5,104,567
Visional, Inc. * 15,419 759,783
9,408,721
Real Estate Management & Development 1 .8%
Daito Trust Construction Co. Ltd. 37,806 4,059,340
Heiwa Real Estate Co. Ltd. 66,200 1,692,371
SRE Holdings Corp. *(a) 65,300 1,004,653
Tokyu Fudosan Holdings Corp. 540,200 3,147,674
9,904,038
Residential REITs 0 .4%
Comforia Residential REIT, Inc. 1,100 2,335,291
Semiconductors & Semiconductor Equipment 0 .7%
Ulvac, Inc. 104,300 3,591,227
Software 0 .2%
Sansan, Inc. *(a) 161,281 1,293,881
Specialty Retail 1 .3%
ABC-Mart, Inc. 6,700 103,475
Shimamura Co. Ltd. 69,503 6,867,669
6,971,144
Textiles, Apparel & Luxury Goods 0 .4%
Asics Corp. 67,600 2,140,377
Trading Companies & Distributors 0 .7%
Inaba Denki Sangyo Co. Ltd. 50,100 1,043,441
Sojitz Corp. 98,180 2,037,346
Yamazen Corp. 77,600 628,320
3,709,107
Transportation Infrastructure 0 .4%
Japan Airport Terminal Co. Ltd. 55,000 2,428,960
156,764,484
JERSEY 0 .6%
Metals & Mining 0 .3%
Metals Acquisition Ltd., Class A
*(a) 156,895 1,711,724
Oil, Gas & Consumable Fuels 0 .3%
Ithaca Energy plc 827,799 1,679,905
3,391,629
MEXICO 0 .6%
Real Estate Management & Development 0 .6%
Corp. Inmobiliaria Vesta SAB de
CV 993,609 3,115,465
NETHERLANDS 1 .7%
Biotechnology 0 .5%
Merus NV * 129,989 2,614,079
Capital Markets 0 .1%
Flow Traders Ltd. (a) 18,205 332,570
Common Stocks
Shares Value ($)
NETHERLANDS
Chemicals 0 .1%
Corbion NV 30,639 531,862
Energy Equipment & Services 0 .0%
†
SBM Offshore NV 14,607 181,855
Hotels, Restaurants & Leisure 0 .3%
DP Eurasia NV Reg. S *(a)(b) 1,967,237 1,753,666
Oil, Gas & Consumable Fuels 0 .1%
Koninklijke Vopak NV 21,877 737,880
Semiconductors & Semiconductor Equipment 0 .6%
BE Semiconductor Industries NV 29,179 3,013,845
9,165,757
NEW ZEALAND 0 .2%
Building Products 0 .2%
Fletcher Building Ltd. 346,482 871,552
NORWAY 0 .9%
Banks 0 .4%
Sparebanken Vest 241,412 2,213,072
Energy Equipment & Services 0 .1%
TGS ASA 55,501 760,653
Industrial Conglomerates 0 .4%
Aker ASA, Class A 31,705 1,902,995
4,876,720
PORTUGAL 0 .3%
Banks 0 .3%
Banco Comercial Portugues SA,
Class R * 4,617,554 1,417,521
SINGAPORE 1 .8%
Ground Transportation 0 .2%
ComfortDelGro Corp. Ltd. 847,500 817,998
Real Estate Management & Development 0 .5%
UOL Group Ltd. 683,200 2,951,300
Specialized REITs 0 .5%
Keppel DC REIT 2,044,300 2,527,260
Transportation Infrastructure 0 .6%
SATS Ltd. * 1,814,129 3,264,630
9,561,188
SLOVENIA 0 .4%
Banks 0 .4%
Nova Ljubljanska Banka dd, GDR
Reg. S 152,968 2,341,697
SOUTH AFRICA 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Thungela Resources Ltd. 211,178 1,868,109
SOUTH KOREA 0 .5%
Automobile Components 0 .5%
Hankook Tire & Technology Co.
Ltd. 44,520 1,259,891
Hanon Systems 185,903 947,381
SNT Motiv Co. Ltd. 16,581 497,843
2,705,115
SPAIN 0 .8%
Banks 0 .2%
Unicaja Banco SA Reg. S (b) 974,334 1,013,826

Nationwide International Small Cap Fund - October 31, 2023 - Statement of Investments - 71
Common Stocks
Shares Value ($)
SPAIN
Office REITs 0 .1%
Arima Real Estate SOCIMI SA * 71,868 498,859
Pharmaceuticals 0 .5%
Almirall SA 294,190 2,679,606
4,192,291
SWEDEN 2 .8%
Containers & Packaging 0 .5%
Billerud Aktiebolag 300,923 2,803,783
Health Care Equipment & Supplies 0 .2%
Surgical Science Sweden AB *(a) 111,822 1,267,955
Machinery 1 .4%
Trelleborg AB, Class B 286,328 7,253,768
Metals & Mining 0 .3%
SSAB AB, Class A 248,536 1,494,420
Real Estate Management & Development 0 .4%
Castellum AB 122,158 1,167,815
Catena AB 28,555 945,289
2,113,104
14,933,030
SWITZERLAND 2 .1%
Life Sciences Tools & Services 1 .7%
Siegfried Holding AG (Registered) 5,540 4,385,347
Tecan Group AG (Registered) 16,376 4,692,213
9,077,560
Specialty Retail 0 .4%
Dufry AG (Registered) * 63,675 2,233,121
11,310,681
TAIWAN 0 .8%
Electronic Equipment, Instruments & Components 0 .3%
Chroma ATE, Inc. 239,209 1,624,186
Semiconductors & Semiconductor Equipment 0 .5%
Nanya Technology Corp. 1,424,000 2,855,793
4,479,979
UNITED ARAB EMIRATES 0 .1%
Financial Services 0 .1%
Network International Holdings plc
Reg. S *(b) 132,254 623,517
UNITED KINGDOM 18 .8%
Biotechnology 0 .6%
Abcam plc, ADR * 53,602 1,228,558
Immunocore Holdings plc, ADR
*(a) 46,470 2,063,268
3,291,826
Broadline Retail 0 .6%
B&M European Value Retail SA 478,323 3,080,625
Capital Markets 0 .6%
Allfunds Group plc 468,125 2,398,296
Impax Asset Management Group
plc 131,466 616,975
3,015,271
Chemicals 0 .5%
Elementis plc * 1,365,716 1,962,695
Synthomer plc *(a) 342,258 788,391
2,751,086
Commercial Services & Supplies 0 .6%
Smart Metering Systems plc 400,852 3,121,583
Common Stocks
Shares Value ($)
UNITED KINGDOM
Construction Materials 0 .0%
†
Marshalls plc 73,645 184,799
Consumer Staples Distribution & Retail 0 .3%
Ocado Group plc * 323,362 1,842,890
Electronic Equipment, Instruments & Components 0 .9%
Spectris plc 124,132 4,695,447
Energy Equipment & Services 0 .1%
Subsea 7 SA 50,635 664,077
Food Products 0 .9%
Cranswick plc 60,260 2,567,211
Tate & Lyle plc 304,769 2,343,544
4,910,755
Ground Transportation 0 .4%
Mobico Group plc 3,043,792 2,313,297
Health Care Equipment & Supplies 0 .8%
ConvaTec Group plc Reg. S (b) 1,728,885 4,302,114
Hotels, Restaurants & Leisure 2 .1%
Greggs plc 99,834 2,880,166
Restaurant Group plc (The) * 4,727,140 3,908,618
Trainline plc Reg. S *(b) 1,443,715 4,574,658
11,363,442
Household Durables 0 .1%
Berkeley Group Holdings plc 16,319 804,257
Insurance 2 .8%
Beazley plc 1,430,724 8,985,518
Sabre Insurance Group plc Reg.
S (b) 3,457,419 6,177,484
15,163,002
IT Services 0 .8%
Softcat plc 273,605 4,210,946
Machinery 3 .0%
IMI plc 454,839 8,130,791
Rotork plc 2,187,571 7,828,153
15,958,944
Oil, Gas & Consumable Fuels 0 .1%
Harbour Energy plc 156,376 482,801
Pharmaceuticals 0 .5%
Verona Pharma plc, ADR *(a) 180,759 2,521,588
Real Estate Management & Development 0 .3%
Savills plc 183,902 1,760,450
Residential REITs 0 .1%
UNITE Group plc (The) 32,846 348,596
Retail REITs 1 .5%
Hammerson plc 8,966,374 2,405,245
Shaftesbury Capital plc 4,466,112 5,653,869
8,059,114
Trading Companies & Distributors 0 .6%
RS GROUP plc 385,032 3,186,789
Water Utilities 0 .6%
Pennon Group plc 383,416 3,406,641
101,440,340
UNITED STATES 0 .2%
Building Products 0 .2%
Reliance Worldwide Corp. Ltd. 455,923 1,022,252
Total Common Stocks
(cost $571,235,871) 524,084,499

72 - Statement of Investments - October 31, 2023 - Nationwide International Small Cap Fund
Exchange Traded Fund 1 .8%
Shares Value ($)
UNITED STATES 1 .8%
iShares MSCI EAFE Small-Cap
ETF 177,560 9,554,504
Total Exchange Traded Fund
(cost $9,135,932) 9,554,504
Rights 0 .0%
†
Number of
Rights
FRANCE 0 .0%
†
Biotechnology 0 .0%
†
Clementia Pharmaceuticals, Inc.,
CVR*^∞ 16,268 0
Total Rights
(cost $0) 0
Repurchase Agreement 0 .6%
Principal
Amount ($)
CF Secured, LLC, 5.30%,
dated 10/31/2023, due
11/1/2023, repurchase price
$3,075,861, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053; total
market value $3,137,377.(c)
(d) 3,075,407 3,075,407
Total Repurchase Agreement
(cost $3,075,407) 3,075,407
Total Investments
(cost $583,447,210) — 99.4% 536,714,410
Other assets in excess of liabilities — 0.6% 3,273,555
NET ASSETS — 100.0%
$ 539,987,965
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan
as of October 31, 2023 was $13,364,236, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $3,075,407 and by
$11,854,787 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.43%, and maturity dates ranging from 11/16/2023 –
8/15/2053, a total value of $14,930,194.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2023 was $36,203,910 which
represents 6.70% of net assets.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2023 was
$3,075,407.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Janus Henderson Overseas Fund - October 31, 2023 - Statement of Investments - 73
Common Stocks 96 .7%
Shares Value ($)
AUSTRIA 3 .2%
Banks 3 .2%
Erste Group Bank AG 39,684 1,418,354
CANADA 7 .9%
Metals & Mining 3 .9%
Teck Resources Ltd., Class B 50,153 1,772,127
Oil, Gas & Consumable Fuels 4 .0%
Canadian Natural Resources Ltd. 27,853 1,769,501
3,541,628
CHINA 2 .1%
Biotechnology 0 .4%
Zai Lab Ltd., ADR *(a) 6,707 169,016
Broadline Retail 0 .9%
JD.com, Inc., Class A 30,828 390,901
Ground Transportation 0 .8%
Full Truck Alliance Co. Ltd., ADR * 60,429 397,019
956,936
DENMARK 2 .1%
Biotechnology 0 .5%
Ascendis Pharma A/S, ADR * 2,633 235,153
Pharmaceuticals 1 .6%
Novo Nordisk A/S, Class B 7,337 707,546
942,699
FRANCE 8 .6%
Banks 4 .2%
BNP Paribas SA 31,910 1,833,823
Oil, Gas & Consumable Fuels 3 .5%
Gaztransport Et Technigaz SA 3,139 401,815
TotalEnergies SE 17,565 1,176,388
1,578,203
Textiles, Apparel & Luxury Goods 0 .9%
LVMH Moet Hennessy Louis
Vuitton SE 578 413,656
3,825,682
GERMANY 6 .7%
Automobiles 1 .5%
Dr Ing hc F Porsche AG
(Preference) Reg. S (b) 7,463 651,603
Diversified Telecommunication Services 4 .2%
Deutsche Telekom AG
(Registered) 87,251 1,890,679
Pharmaceuticals 1 .0%
Bayer AG (Registered) 10,463 449,645
2,991,927
HONG KONG 3 .1%
Insurance 3 .1%
AIA Group Ltd. 158,075 1,376,705
INDIA 2 .6%
Banks 2 .6%
HDFC Bank Ltd. 65,915 1,170,201
ITALY 2 .0%
Banks 1 .7%
UniCredit SpA 30,763 769,612
Common Stocks
Shares Value ($)
ITALY
Textiles, Apparel & Luxury Goods 0 .3%
PRADA SpA 24,000 144,105
913,717
JAPAN 12 .5%
Commercial Services & Supplies 3 .4%
Secom Co. Ltd. 21,568 1,499,915
Electronic Equipment, Instruments & Components 2 .8%
Keyence Corp. 3,222 1,247,242
Ground Transportation 0 .3%
Central Japan Railway Co. 6,280 140,861
Health Care Equipment & Supplies 1 .9%
Hoya Corp. 8,995 865,288
Insurance 4 .1%
Dai-ichi Life Holdings, Inc. 86,702 1,820,154
5,573,460
NETHERLANDS 7 .8%
Beverages 3 .2%
Heineken NV 15,758 1,415,850
Biotechnology 1 .3%
Argenx SE, ADR * 1,254 588,841
Semiconductors & Semiconductor Equipment 3 .3%
ASML Holding NV 2,459 1,479,235
3,483,926
SOUTH KOREA 1 .7%
Semiconductors & Semiconductor Equipment 1 .7%
SK Hynix, Inc. 8,525 744,751
SWEDEN 1 .9%
Electronic Equipment, Instruments & Components 1 .9%
Hexagon AB, Class B 102,769 838,784
SWITZERLAND 1 .0%
Pharmaceuticals 1 .0%
Novartis AG (Registered) 4,943 461,472
TAIWAN 4 .8%
Semiconductors & Semiconductor Equipment 4 .8%
Taiwan Semiconductor
Manufacturing Co. Ltd. 130,000 2,141,831
UNITED KINGDOM 17 .5%
Aerospace & Defense 5 .2%
BAE Systems plc 172,552 2,316,584
Banks 1 .2%
NatWest Group plc 249,276 542,041
Beverages 1 .8%
Diageo plc 21,348 808,988
Commercial Services & Supplies 0 .3%
Rentokil Initial plc 22,471 114,756
Hotels, Restaurants & Leisure 2 .5%
Entain plc 96,651 1,099,957
Insurance 1 .3%
Beazley plc 90,696 569,607
Personal Care Products 3 .2%
Unilever plc 30,146 1,428,331

74 - Statement of Investments - October 31, 2023 - Nationwide Janus Henderson Overseas Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 2 .0%
AstraZeneca plc 6,989 873,595
7,753,859
UNITED STATES 11 .2%
Entertainment 2 .8%
Liberty Media Corp-Liberty
Formula One, Class C * 19,344 1,251,363
Pharmaceuticals 2 .5%
Sanofi SA 12,456 1,136,817
Textiles, Apparel & Luxury Goods 3 .2%
Samsonite International SA Reg.
S *(b) 460,522 1,432,809
Trading Companies & Distributors 2 .7%
Ferguson plc 7,926 1,190,682
5,011,671
Total Common Stocks
(cost $38,936,865) 43,147,603
Repurchase Agreement 0 .3%
Principal
Amount ($)
CF Secured, LLC, 5.30%,
dated 10/31/2023, due
11/1/2023, repurchase price
$112,649, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
11/15/2023 - 8/15/2053; total
market value $114,902.(c)(d) 112,632 112,632
Total Repurchase Agreement
(cost $112,632) 112,632
Total Investments
(cost $39,049,497) — 97.0% 43,260,235
Other assets in excess of liabilities — 3.0% 1,341,787
NET ASSETS — 100.0%
$ 44,602,022
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2023. The total value of securities on loan as of
October 31, 2023 was $109,166, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $112,632.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2023
was $2,084,412 which represents 4.67% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2023 was $112,632.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

76 - Statements of Assets and Liabilities - October 31, 2023 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Global High Yield
Fund
Assets:
Investment securities, at value
*
$ 41,428,845
Repurchase agreements, at value 2,351,255
Cash 1,135,484
Cash pledged for swap contracts 467,530
Deposits with broker for futures contracts —
Foreign currencies, at value 12,015
Interest and dividends receivable 893,839
Security lending income receivable 2,066
Receivable for investments sold —
Receivable for capital shares issued 34
Reclaims receivable 1,984
Unrealized appreciation on forward foreign currency contracts (Note 2) 23,821
Receivable for reimbursement from investment adviser (Note 3) 3,965
Prepaid expenses 42,263
Total Assets 46,363,101
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 49,214
Payable for variation margin on futures contracts —
Payable for variation margin on centrally cleared swap contracts 43,529
Payable upon return of securities loaned (Note 2) 2,351,255
Accrued expenses and other payables:
Investment advisory fees 24,039
Fund administration fees 10,117
Distribution fees 250
Administrative servicing fees 573
Accounting and transfer agent fees 2,452
Trustee fees 150
Custodian fees 264
Compliance program costs (Note 3) 18
Professional fees 3,498
Printing fees 5,535
Other 3,044
Total Liabilities 2,493,938
Net Assets $ 43,869,163
* Includes value of securities on loan (Note 2) 2,271,695
Cost of investment securities 50,649,441
Cost of repurchase agreements 2,351,255
Cost of foreign currencies 12,011
Represented by:
Capital $ 66,614,539
Total distributable earnings (loss) (22,745,376)
Net Assets $ 43,869,163

International Funds - October 31, 2023 - Statements of Assets and Liabilities - 77
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 201,828,620 $ 162,363,409 $ 194,285,307 $ 533,639,003 $ 43,147,603
3,265,622 966,003 1,442,935 3,075,407 112,632
9,586,794 1,335,818 4,113,940 2,195,863 1,230,877
2,715,590 — — — —
3,597,948 — — — —
— 72 48,683 490,836 844
2,406,565 471,527 156,785 1,486,485 52,862
5,894 1,646 665 11,209 50
1,178,375 453,101 50,098 5,537,732 82,849
2,914,785 153,001 358,552 644,917 6,391
— 875,687 75,190 772,412 254,248
13,177 — — — —
29,494 — — 72,521 12,477
49,529 27,338 23,794 16,129 27,647
227,592,393 166,647,602 200,555,949 547,942,514 44,928,480
3,157,343 769,816 1,780,578 4,300,521 61,655
180,074 — 10,865 52,612 49,583
23,952 — — — —
252,834 — — — —
3,265,622 966,003 1,442,935 3,075,407 112,632
99,930 106,467 128,268 441,484 27,093
13,985 13,409 18,413 26,139 9,980
4,430 1,118 8,403 69 228
27,640 4,593 26,760 2,096 31,319
3,379 679 1,437 409 2,029
664 569 691 1,911 150
947 1,653 66 4,345 10,849
112 69 85 229 18
5,107 14,072 13,175 26,672 8,564
6,799 28,715 15,117 20,415 11,932
1,949 8,264 755 2,240 426
7,044,767 1,915,427 3,447,548 7,954,549 326,458
$ 220,547,626 $ 164,732,175 $ 197,108,401 $ 539,987,965 $ 44,602,022
4,996,197 3,066,275 7,417,669 13,364,236 109,166
218,645,866 143,041,960 178,405,200 580,371,803 38,936,865
3,265,622 966,003 1,442,935 3,075,407 112,632
— 71 48,993 489,846 844
$ 236,506,776 $ 155,421,630 $ 181,134,242 $ 624,556,317 $ 52,928,617
(15,959,150) 9,310,545 15,974,159 (84,568,352) (8,326,595)
$ 220,547,626 $ 164,732,175 $ 197,108,401 $ 539,987,965 $ 44,602,022

78 - Statements of Assets and Liabilities - October 31, 2023 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Global High Yield
Fund
Net Assets:
Class A Shares $ 421,860
Class C Shares 187,561
Class M Shares —
Class R6 Shares 42,369,538
Eagle Class Shares —
Institutional Service Class Shares 890,204
Total $ 43,869,163
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 53,722
Class C Shares 23,992
Class M Shares —
Class R6 Shares 5,387,274
Eagle Class Shares —
Institutional Service Class Shares 113,239
Total 5,578,227
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 7 .85 (a)
Class C Shares $ 7 .82 (c)
Class M Shares $ —
Class R6 Shares $ 7 .86
Eagle Class Shares $ —
Institutional Service Class Shares $ 7 .86
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8 .03
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

International Funds - October 31, 2023 - Statements of Assets and Liabilities - 79
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 15,993,573 $ 3,556,957 $ 35,481,890 $ 322,472 $ 1,051,144
1,673,230 405,982 849,746 — —
— 155,910,314 — — —
54,881,579 1,374,278 7,486,602 486,987,550 11,062,330
— — — — 5,847
147,999,244 3,484,644 153,290,163 52,677,943 32,482,701
$ 220,547,626 $ 164,732,175 $ 197,108,401 $ 539,987,965 $ 44,602,022
1,696,346 447,949 1,920,456 38,540 60,281
177,943 52,246 50,769 — —
— 19,592,235 — — —
5,818,799 172,689 386,457 57,798,878 627,294
— — — — 324
15,694,396 437,848 7,906,543 6,265,768 1,805,367
23,387,484 20,702,967 10,264,225 64,103,186 2,493,266
$ 9 .43 (a) $ 7 .94 (b) $ 18 .48 (b) $ 8 .37 (b) $ 17 .44 (b)
$ 9 .40 (c) $ 7 .77 (c) $ 16 .74 (c) $ — $ —
$ — $ 7 .96 $ — $ — $ —
$ 9 .43 $ 7 .96 $ 19 .37 $ 8 .43 $ 17 .64
$ — $ — $ — $ — $ 18 .05
$ 9 .43 $ 7 .96 $ 19 .39 $ 8 .41 $ 17 .99
$ 9 .65 $ 8 .42 $ 19 .61 $ 8 .88 $ 18 .50
2 .25% 5 .75% 5 .75% 5 .75% 5 .75%

80 - Statements of Operations - For the Year Ended October 31, 2023 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi
Global High Yield
Fund
INVESTMENT INCOME:
Interest income $ 3,777,482
Income from securities lending (Note 2) 12,005
Foreign tax withholding (598)
Dividend income —
European Union tax reclaims (Note 2) —
Total Income 3,788,889
EXPENSES:
Investment advisory fees 293,249
Fund administration fees 51,512
Distribution fees Class A 1,055
Distribution fees Class C 2,175
Administrative servicing fees Class A 338
Administrative servicing fees Class C 130
Administrative servicing fees Institutional Service Class 942
Registration and filing fees 54,190
Professional fees 41,196
Printing fees 236
Trustee fees 1,710
Custodian fees 2,651
Accounting and transfer agent fees 11,009
Compliance program costs (Note 3) 212
European Union tax reclaims filing fees —
Other 1,382
Total expenses before expenses reimbursed 461,987
Expenses reimbursed by adviser (Note 3) (136,514)
Net Expenses 325,473
NET INVESTMENT INCOME 3,463,416
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10)† (3,484,826)
Transactions in-kind (Note 3) —
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) (236,291)
Foreign currency transactions (Note 2) (347,900)
Expiration or closing of swap contracts (Note 2) (1,442,782)
Net realized gains (losses) (5,511,799)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 4,255,119
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) 59,726
Translation of assets and liabilities denominated in foreign currencies (Note 2) (5,129)
Swap contracts (Note 2) 704,026
Unfunded Commitments —
Net change in unrealized appreciation/depreciation 5,013,742
Net realized/unrealized gains (losses) (498,057)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 2,965,359
† Net of capital gain country taxes $ —
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/depreciation $ —

International Funds - For the Year Ended October 31, 2023 - Statements of Operations - 81
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Janus Henderson
Overseas Fund
$ 10,954,260 $ 60,304 $ 107,566 $ 163,716 $ 100,322
30,900 25,213 50,712 124,047 5,049
(6,851) (614,894) (195,449) (1,309,290) (259,743)
44,119 6,227,369 2,193,941 16,783,018 2,885,209
— 23,570 — 193,776 63,861
11,022,428 5,721,562 2,156,770 15,955,267 2,794,698
837,358 1,267,487 1,035,126 5,619,760 836,810
84,176 78,920 70,187 200,337 81,007
19,434 8,735 91,631 766 3,050
17,680 7,194 11,279 — —
12,315 2,795 36,652 325 1,464
1,591 360 — — —
104,692 1,520 148,417 57,387 234,964
58,877 63,311 54,335 50,575 55,192
54,957 46,026 30,664 105,593 62,003
8,033 526 3,127 14,180 24,993
5,682 6,187 5,100 21,797 4,070
4,582 5,351 5,104 29,149 21,517
16,046 17,524 18,851 17,240 7,086
742 785 617 2,760 590
— 4,714 — 38,756 12,772
2,531 7,038 8,079 23,626 11,490
1,228,696 1,518,473 1,519,169 6,182,251 1,357,008
(326,718) — (28,717) (797,311) (240,879)
901,978 1,518,473 1,490,452 5,384,940 1,116,129
10,120,450 4,203,089 666,318 10,570,327 1,678,569
(4,455,972) 1,560,396 (158,014) (1,482,625) 10,810,092
— — — — 18,230,527
3,556,281 — — — —
(483,754) — — — —
(446,305) (38,845) (119,474) (95,765) 112,292
(2,112,143) — — — —
(3,941,893) 1,521,551 (277,488) (1,578,390) 29,152,911
4,156,355 21,728,749 9,916,759 32,686,736 11,453,317
434,759 — — — —
51,566 — — — —
438 63,634 8,123 73,001 (17,791)
108,361 — — — —
7,668 — — — —
4,759,147 21,792,383 9,924,882 32,759,737 11,435,526
817,254 23,313,934 9,647,394 31,181,347 40,588,437
$ 10,937,704 $ 27,517,023 $ 10,313,712 $ 41,751,674 $ 42,267,006
$ — $ — $ — $ — $ (64,213)
$ — $ — $ — $ — $ 1,655

The accompanying notes are an integral part of these financial statements.
82 - Statements of Changes in Net Assets - October 31, 2023 - International Funds
Nationwide Amundi Global High Yield Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 3,463,416 $ 5,527,901
Net realized gains (losses) (5,511,799) (6,328,114)
Net change in unrealized appreciation/depreciation 5,013,742 (13,515,255)
Change in net assets resulting from operations 2,965,359 (14,315,468)
Distributions to Shareholders From:
Distributable earnings:
Class A (34,519) (58,128)
Class C (19,716) (20,415)
Class M — —
Class R6 (3,722,501) (6,784,753)
Institutional Service Class (65,480) (87,186)
Change in net assets from shareholder distributions (3,842,216) (6,950,482)
Change in net assets from capital transactions (224,816) (51,254,624)
Change in net assets (1,101,673) (72,520,574)
Net Assets:
Beginning of year 44,970,836 117,491,410
End of year $ 43,869,163 $ 44,970,836
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 30,641 $ 29,486
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 34,519 43,094
Cost of shares redeemed (150,092) (520,854)
Total Class A Shares (84,932) (448,274)
Class C Shares
Proceeds from shares issued 1,300 —
Dividends reinvested 19,716 20,415
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed (124,798) (29,415)
Total Class C Shares (103,782) (9,000)
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 1,088,971 7,486,882
Dividends reinvested 3,722,362 6,784,753
Cost of shares redeemed (4,756,936) (64,853,966)
Total Class R6 Shares 54,397 (50,582,331)
Institutional Service Class Shares
Proceeds from shares issued 213,296 420,507
Dividends reinvested 65,480 86,175
Cost of shares redeemed (369,275) (721,701)
Total Institutional Service Class Shares (90,499) (215,019)
Change in net assets from capital transactions $ (224,816) $ (51,254,624)

International Funds - October 31, 2023 - Statements of Changes in Net Assets - 83
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 10,120,450 $ 7,098,638 $ 4,203,089 $ 4,366,414
(3,941,893) 8,092,639 1,521,551 (941,116)
4,759,147 (21,547,319) 21,792,383 (51,914,240)
10,937,704 (6,356,042) 27,517,023 (48,488,942)
(371,694) (63,881) (78,745) (133,901)
(167,709) (9,814) (9,395) (40,386)
— — (4,150,565) (6,294,974)
(5,643,964) (3,717,845) (40,452) (66,983)
(8,101,937) (2,271,158) (98,568) (298,618)
(14,285,304) (6,062,698) (4,377,725) (6,834,862)
100,402,513 (17,633,493) (1,218,699) (13,321,484)
97,054,913 (30,052,233) 21,920,599 (68,645,288)
123,492,713 153,544,946 142,811,576 211,456,864
$ 220,547,626 $ 123,492,713 $ 164,732,175 $ 142,811,576
$ 19,200,479 $ 1,700,260 $ 676,996 $ 164,580
— — 9,360 11,582
361,449 61,570 69,286 114,401
(5,452,747) (1,220,662) (505,715) (580,289)
14,109,181 541,168 249,927 (289,726)
548,659 1,233,386 10,009 628
167,709 9,814 9,353 39,638
— — (9,360) (11,582)
(322,020) (120,731) (595,901) (383,990)
394,348 1,122,469 (585,899) (355,306)
— — 11,040,016 10,513,735
— — 3,985,503 6,037,151
— — (14,894,545) (16,901,968)
— — 130,974 (351,082)
7,458,652 7,852,347 133,198 209,707
5,643,964 3,717,845 38,027 60,128
(8,152,371) (50,988,900) (333,114) (9,025,355)
4,950,245 (39,418,708) (161,889) (8,755,520)
111,945,097 45,197,031 372,152 182,596
8,032,979 2,248,134 90,243 280,174
(39,029,337) (27,323,587) (1,314,207) (4,032,620)
80,948,739 20,121,578 (851,812) (3,569,850)
$ 100,402,513 $ (17,633,493) $ (1,218,699) $ (13,321,484)

The accompanying notes are an integral part of these financial statements.
84 - Statements of Changes in Net Assets - October 31, 2023 - International Funds
Nationwide Amundi Global High Yield Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 3,862 3,527
Issued in class conversion (Note 1) — —
Reinvested 4,445 4,629
Redeemed (18,956) (58,413)
Total Class A Shares (10,649) (50,257)
Class C Shares
Issued 166 —
Reinvested 2,554 2,203
Redeemed in class conversion (Note 1) — —
Redeemed (16,180) (3,221)
Total Class C Shares (13,460) (1,018)
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 139,225 805,792
Reinvested 478,968 731,406
Redeemed (599,665) (7,680,175)
Total Class R6 Shares 18,528 (6,142,977)
Institutional Service Class Shares
Issued 26,701 45,794
Reinvested 8,431 9,288
Redeemed (46,456) (80,937)
Total Institutional Service Class Shares (11,324) (25,855)
Total change in shares (16,905) (6,220,107)

International Funds - October 31, 2023 - Statements of Changes in Net Assets - 85
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
2,052,701 169,985 81,398 20,789
— — 1,181 1,302
38,776 6,071 8,645 13,393
(580,889) (123,911) (62,180) (76,425)
1,510,588 52,145 29,044 (40,941)
56,514 124,048 1,219 71
18,247 966 1,246 4,708
— — (1,212) (1,331)
(34,301) (11,830) (73,735) (48,637)
40,460 113,184 (72,482) (45,189)
— — 1,359,974 1,247,271
— — 495,718 708,649
— — (1,830,982) (2,125,643)
— — 24,710 (169,723)
781,668 762,794 16,367 25,308
612,024 364,896 4,731 7,061
(865,626) (5,116,706) (38,997) (961,103)
528,066 (3,989,016) (17,899) (928,734)
11,808,926 4,499,817 44,518 22,315
869,209 221,318 11,272 32,753
(4,122,935) (2,700,116) (161,667) (532,451)
8,555,200 2,021,019 (105,877) (477,383)
10,634,314 (1,802,668) (142,504) (1,661,970)

The accompanying notes are an integral part of these financial statements.
86 - Statements of Changes in Net Assets - October 31, 2023 - International Funds
Nationwide Global Sustainable Equity Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
OPERATIONS:
Net investment income $ 666,318 $ 282,506
Net realized gains (losses) (277,488) 4,002,834
Net change in unrealized appreciation/depreciation 9,924,882 (16,726,476)
Net increase from settlement proceeds (Note 12) — —
Change in net assets resulting from operations 10,313,712 (12,441,136)
Distributions to Shareholders From:
Distributable earnings:
Class A (3,094,910) (5,727,314)
Class C (108,317) (208,896)
Class R6 (459,976) (919,737)
Eagle Class — —
Institutional Service Class (446,719) (895,259)
Change in net assets from shareholder distributions (4,109,922) (7,751,206)
Change in net assets from capital transactions 144,395,776 2,258,086
Change in net assets 150,599,566 (17,934,256)
Net Assets:
Beginning of year 46,508,835 64,443,091
End of year $ 197,108,401 $ 46,508,835
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,063,703 $ 694,389
Proceeds from shares issued from class conversion (Note 1) 10,684 2,570
Dividends reinvested 2,995,938 5,535,251
Cost of shares redeemed (4,120,938) (4,286,449)
Total Class A Shares (50,613) 1,945,761
Class C Shares
Proceeds from shares issued 62,358 186,524
Dividends reinvested 77,316 177,492
Cost of shares redeemed in class conversion (Note 1) (10,684) (2,570)
Cost of shares redeemed (521,548) (661,584)
Total Class C Shares (392,558) (300,138)
Class R6 Shares
Proceeds from shares issued 3,325,676 12,703
Dividends reinvested 395,099 908,836
Cost of shares redeemed (1,649,767) (1,157,362)
Total Class R6 Shares 2,071,008 (235,823)
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 156,165,433 1,800,233
Dividends reinvested 297,230 636,246
In-kind Redemption (Note 3) — —
Cost of shares redeemed (13,694,724) (1,588,193)
Total Institutional Service Class Shares 142,767,939 848,286
Change in net assets from capital transactions $ 144,395,776 $ 2,258,086

International Funds - October 31, 2023 - Statements of Changes in Net Assets - 87
Nationwide International Small Cap Fund Nationwide Janus Henderson Overseas Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
$ 10,570,327 $ 10,024,800 $ 1,678,569 $ 1,371,729
(1,578,390) (26,059,653) 29,152,911 (23,758,186)
32,759,737 (231,118,393) 11,435,526 (129,971,417)
— — — 2,049,674
41,751,674 (247,153,246) 42,267,006 (150,308,200)
(1,403) (191,559) (18,662) (204,095)
— — — —
(6,337,592) (96,976,273) (289,679) (662,819)
— — (113) (525)
(521,895) (6,545,433) (3,421,647) (16,027,514)
(6,860,890) (103,713,265) (3,730,101) (16,894,953)
(28,735,595) 164,149,284 (197,970,126) 75,851,842
6,155,189 (186,717,227) (159,433,221) (91,351,311)
533,832,776 720,550,003 204,035,243 295,386,554
$ 539,987,965 $ 533,832,776 $ 44,602,022 $ 204,035,243
$ 106,433 $ 439,440 $ 115,314 $ 244,696
— — — —
1,403 191,559 18,662 204,095
(34,463) (854,226) (544,264) (1,034,199)
73,373 (223,227) (410,288) (585,408)
— — — —
— — — —
— — — —
— — — —
— — — —
34,571,132 91,240,656 8,829,865 12,837,392
6,134,547 95,982,195 289,679 662,819
(77,011,504) (46,511,415) (12,007,647) (6,230,167)
(36,305,825) 140,711,436 (2,888,103) 7,270,044
— — — —
— — 113 525
— — — —
— — 113 525
19,196,008 46,026,186 11,994,449 85,496,791
508,641 6,545,433 3,420,683 16,019,766
— — (115,294,990) —
(12,207,792) (28,910,544) (94,791,990) (32,349,876)
7,496,857 23,661,075 (194,671,848) 69,166,681
$ (28,735,595) $ 164,149,284 $ (197,970,126) $ 75,851,842

The accompanying notes are an integral part of these financial statements.
88 - Statements of Changes in Net Assets - October 31, 2023 - International Funds
Nationwide Global Sustainable Equity Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
SHARE TRANSACTIONS:
Class A Shares
Issued 57,908 29,055
Issued in class conversion (Note 1) 547 102
Reinvested 172,976 246,056
Redeemed (224,937) (207,937)
Total Class A Shares 6,494 67,276
Class C Shares
Issued 3,639 9,109
Reinvested 4,900 8,562
Redeemed in class conversion (Note 1) (603) (110)
Redeemed (30,559) (30,191)
Total Class C Shares (22,623) (12,630)
Class R6 Shares
Issued 177,671 594
Reinvested 21,770 38,787
Redeemed (85,114) (52,958)
Total Class R6 Shares 114,327 (13,577)
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 8,300,447 76,303
Reinvested 16,351 27,155
In-kind Redemption (Note 3) — —
Redeemed (692,797) (78,290)
Total Institutional Service Class Shares 7,624,001 25,168
Total change in shares 7,722,199 66,237

International Funds - October 31, 2023 - Statements of Changes in Net Assets - 89
Nationwide International Small Cap Fund Nationwide Janus Henderson Overseas Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
11,841 39,315 6,413 11,300
— — — —
154 17,450 1,063 7,997
(3,955) (110,992) (30,002) (55,176)
8,040 (54,227) (22,526) (35,879)
— — — —
— — — —
— — — —
— — — —
— — — —
3,824,193 8,965,887 480,687 762,507
680,454 8,699,053 16,313 25,731
(8,385,844) (5,104,582) (659,915) (365,392)
(3,881,197) 12,560,358 (162,915) 422,846
— — — —
— — 6 20
— — — —
— — 6 20
2,128,569 4,630,936 639,555 4,158,846
56,419 594,721 189,197 608,885
— — (6,332,279) —
(1,341,558) (2,987,618) (4,709,620) (1,650,099)
843,430 2,238,039 (10,213,147) 3,117,632
(3,029,727) 14,744,170 (10,398,582) 3,504,619

90 - Financial Highlights - October 31, 2023 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi Global High Yield Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 8.02 $ 0.57 $ (0.09) $ 0.48 $ (0.65) $ — $ (0.65) $ 7.85 6.23% $ 422 1.03% 7.25% 1.33% 43.48%
10/31/2022 9.93 0.52 (1.86) (1.34) (0.57) — (0.57) 8.02 (14.16)% 516 1.02% 5.78% 1.21% 48.45%
10/31/2021 9.18 0.49 0.74 1.23 (0.48) — (0.48) 9.93 13.75% 1,139 0.98% 5.04% 1.13% 111.54%
10/31/2020 9.81 0.53 (0.79) (0.26) (0.37) — (0.37) 9.18 (2.77)% 1,287 0.97% 5.76% 1.13% 86.06%
10/31/2019 9.81 0.58 0.22 0.80 (0.76) (0.04) (0.80) 9.81 8.70% 1,596 0.97% 5.97% 1.12% 74.60%
Class C Shares
10/31/2023 7.97 0.52 (0.09) 0.43 (0.58) — (0.58) 7.82 5.54% 188 1.76% 6.56% 2.07% 43.48%
10/31/2022 9.90 0.46 (1.86) (1.40) (0.53) — (0.53) 7.97 (14.80)% 298 1.76% 5.17% 1.97% 48.45%
10/31/2021 9.17 0.41 0.75 1.16 (0.43) — (0.43) 9.90 12.90% 381 1.76% 4.26% 1.91% 111.54%
10/31/2020 9.80 0.45 (0.78) (0.33) (0.30) — (0.30) 9.17 (3.51)% 458 1.76% 4.97% 1.92% 86.06%
10/31/2019 9.80 0.50 0.23 0.73 (0.69) (0.04) (0.73) 9.80 7.95% 293 1.72% 5.22% 1.87% 74.60%
Class R6 Shares
10/31/2023 8.04 0.60 (0.10) 0.50 (0.68) — (0.68) 7.86 6.56% 42,370 0.70% 7.57% 1.00% 43.48%
10/31/2022 9.94 0.55 (1.86) (1.31) (0.59) — (0.59) 8.04 (13.85)% 43,156 0.70% 6.08% 0.89% 48.45%
10/31/2021 9.20 0.52 0.73 1.25 (0.51) — (0.51) 9.94 13.93% 114,477 0.70% 5.31% 0.85% 111.54%
10/31/2020 9.82 0.55 (0.78) (0.23) (0.39) — (0.39) 9.20 (2.40)% 112,634 0.70% 6.01% 0.86% 86.06%
10/31/2019 9.81 0.61 0.22 0.83 (0.78) (0.04) (0.82) 9.82 9.10% 119,518 0.70% 6.27% 0.85% 74.60%
Institutional Service Class Shares
10/31/2023 8.03 0.59 (0.09) 0.50 (0.67) — (0.67) 7.86 6.51% 890 0.82% 7.48% 1.12% 43.48%
10/31/2022 9.94 0.54 (1.87) (1.33) (0.58) — (0.58) 8.03 (14.06)% 1,000 0.87% 6.01% 1.07% 48.45%
10/31/2021 9.19 0.51 0.74 1.25 (0.50) — (0.50) 9.94 13.94% 1,495 0.80% 5.22% 0.95% 111.54%
10/31/2020 9.82 0.55 (0.80) (0.25) (0.38) — (0.38) 9.19 (2.60)% 1,767 0.80% 6.00% 0.96% 86.06%
10/31/2019 9.81 0.59 0.23 0.82 (0.77) (0.04) (0.81) 9.82 8.99% 4,409 0.80% 6.09% 0.95% 74.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - October 31, 2023 - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
Nationwide Amundi Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 9.68 $ 0.60 $ 0.12 $ 0.72 $ (0.47) $ (0.50) $ (0.97) $ 9.43 7.90% $ 15,994 0.90% 6.36% 1.10% 49.85%
10/31/2022 10.55 0.49 (0.96) (0.47) (0.40) — (0.40) 9.68 (4.55)% 1,799 0.79% 4.84% 1.02% 75.11%
10/31/2021 10.11 0.40 0.62 1.02 (0.58) — (0.58) 10.55 10.35% 1,410 0.83% 3.80% 1.07% 101.89%
10/31/2020 10.38 0.44 (0.45) (0.01) (0.26) — (0.26) 10.11 (0.05)% 2,800 0.84% 4.46% 1.07% 102.30%
10/31/2019 10.21 0.50 0.08 0.58 (0.41) — (0.41) 10.38 5.86% 4,883 1.06% 4.83% 1.15% 93.97%
Class C Shares
10/31/2023 9.66 0.53 0.11 0.64 (0.40) (0.50) (0.90) 9.40 7.04% 1,673 1.58% 5.66% 1.80% 49.85%
10/31/2022 10.54 0.42 (0.97) (0.55) (0.33) — (0.33) 9.66 (5.31)% 1,328 1.58% 4.21% 1.81% 75.11%
10/31/2021 10.09 0.31 0.64 0.95 (0.50) — (0.50) 10.54 9.59%(g) 256 1.60% 3.01% 1.84% 101.89%
10/31/2020 10.37 0.37 (0.47) (0.10) (0.18) — (0.18) 10.09 (0.85)% 462 1.61% 3.73% 1.84% 102.30%
10/31/2019 10.21 0.42 0.09 0.51 (0.35) — (0.35) 10.37 5.08% 729 1.77% 4.11% 1.86% 93.97%
Class R6 Shares
10/31/2023 9.69 0.64 0.10 0.74 (0.50) (0.50) (1.00) 9.43 8.15% 54,882 0.49% 6.75% 0.71% 49.85%
10/31/2022 10.55 0.51 (0.94) (0.43) (0.43) — (0.43) 9.69 (4.19)% 51,242 0.49% 5.02% 0.73% 75.11%
10/31/2021 10.11 0.43 0.63 1.06 (0.62) — (0.62) 10.55 10.72% 97,899 0.49% 4.14% 0.73% 101.89%
10/31/2020 10.39 0.47 (0.46) 0.01 (0.29) — (0.29) 10.11 0.20% 109,284 0.50% 4.78% 0.73% 102.30%
10/31/2019 10.21 0.54 0.09 0.63 (0.45) — (0.45) 10.39 6.33% 108,035 0.67% 5.29% 0.76% 93.97%
Institutional Service Class Shares
10/31/2023 9.68 0.62 0.12 0.74 (0.49) (0.50) (0.99) 9.43 8.13% 147,999 0.61% 6.63% 0.82% 49.85%
10/31/2022 10.55 0.50 (0.95) (0.45) (0.42) — (0.42) 9.68 (4.40)% 69,124 0.61% 4.99% 0.84% 75.11%
10/31/2021 10.10 0.43 0.63 1.06 (0.61) — (0.61) 10.55 10.69%(g) 53,980 0.61% 4.07% 0.85% 101.89%
10/31/2020 10.38 0.47 (0.47) — (0.28) — (0.28) 10.10 0.18% 36,067 0.61% 4.73% 0.84% 102.30%
10/31/2019 10.21 0.52 0.09 0.61 (0.44) — (0.44) 10.38 6.18% 53,515 0.74% 5.07% 0.82% 93.97%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

92 - Financial Highlights - October 31, 2023 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard International Equities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2023 $ 6.84 $ 0.17 $ 1.11 $ 1.28 $ (0.18) $ — $ (0.18) $ 7.94 18.73% $ 3,557 1.22% 2.12% 1.22% 47.96%
10/31/2022 9.38 0.18 (2.42) (2.24) (0.30) — (0.30) 6.84 (24.53)% 2,864 1.24% 2.16% 1.24% 44.83%
10/31/2021 7.33 0.18 2.03 2.21 (0.16) — (0.16) 9.38 30.34% 4,314 1.26% 1.93% 1.26% 39.84%
10/31/2020 7.78 0.10 (0.44) (0.34) (0.11) — (0.11) 7.33 (4.47)% 3,633 1.28% 1.28% 1.28% 53.09%
10/31/2019 7.63 0.16 0.37 0.53 (0.38) — (0.38) 7.78 7.62% 5,543 1.26% 2.16% 1.26% 71.60%
Class C Shares
10/31/2023 6.67 0.13 1.06 1.19 (0.09) — (0.09) 7.77 17.87% 406 1.94% 1.66% 1.94% 47.96%
10/31/2022 9.18 0.11 (2.37) (2.26) (0.25) — (0.25) 6.67 (25.13)% 831 1.97% 1.38% 1.97% 44.83%
10/31/2021 7.19 0.09 2.02 2.11 (0.12) — (0.12) 9.18 29.49% 1,559 1.99% 1.05% 1.99% 39.84%
10/31/2020 7.69 0.04 (0.43) (0.39) (0.11) — (0.11) 7.19 (5.25)% 1,896 2.02% 0.50% 2.02% 53.09%
10/31/2019 7.54 0.10 0.37 0.47 (0.32) — (0.32) 7.69 6.86%(f) 3,584 2.01% 1.39% 2.01% 71.60%
Class M Shares
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.27% 155,910 0.89% 2.50% 0.89% 47.96%
10/31/2022 9.40 0.20 (2.43) (2.23) (0.32) — (0.32) 6.85 (24.39)% 134,084 0.91% 2.51% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 185,472 0.92% 2.29% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 139,648 0.94% 1.68% 0.94% 53.09%
10/31/2019 7.63 0.19 0.37 0.56 (0.41) — (0.41) 7.78 8.03%(f) 188,068 0.92% 2.50% 0.92% 71.60%
Class R6 Shares
10/31/2023 6.85 0.21 1.11 1.32 (0.21) — (0.21) 7.96 19.27% 1,374 0.89% 2.53% 0.89% 47.96%
10/31/2022 9.40 0.17 (2.40) (2.23) (0.32) — (0.32) 6.85 (24.39)% 1,306 0.91% 2.02% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 10,519 0.92% 2.35% 0.92% 39.84%
10/31/2020 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) 7.34 (4.23)% 5,560 0.94% 1.62% 0.94% 53.09%
10/31/2019 7.63 0.14 0.42 0.56 (0.41) — (0.41) 7.78 8.03% 9,034 0.90% 1.93% 0.90% 71.60%
Institutional Service Class Shares
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.21% 3,485 0.93% 2.44% 0.93% 47.96%
10/31/2022 9.39 0.20 (2.43) (2.23) (0.31) — (0.31) 6.85 (24.34)% 3,726 0.95% 2.43% 0.95% 44.83%
10/31/2021 7.33 0.19 2.06 2.25 (0.19) — (0.19) 9.39 30.84% 9,593 0.96% 2.12% 0.96% 39.84%
10/31/2020 7.77 0.11 (0.43) (0.32) (0.12) — (0.12) 7.33 (4.30)% 10,036 0.98% 1.48% 0.98% 53.09%
10/31/2019 7.62 0.17 0.39 0.56 (0.41) — (0.41) 7.77 7.95% 23,872 0.98% 2.24% 0.98% 71.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - October 31, 2023 - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
Nationwide Global Sustainable Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 18.17 $ 0.05 $ 1.90 $ 1.95 $ (0.06) $ (1.58) $ (1.64) $ 18.48 11.31% $ 35,482 1.25% 0.25% 1.32% 42.83%
10/31/2022 25.87 0.10 (4.68) (4.58) (0.08) (3.04) (3.12) 18.17 (19.99)% 34,769 1.31% 0.47% 1.49% 28.25%
10/31/2021 18.29 (0.03) 7.86 7.83 (0.05) (0.20) (0.25) 25.87 43.09% 47,775 1.30% (0.11)% 1.55% 39.73%
10/31/2020 18.31 0.04 1.11 1.15 (0.23) (0.94) (1.17) 18.29 6.37% 35,464 1.30% 0.24% 1.61% 38.94%
10/31/2019 18.30 0.22 1.75 1.97 (0.18) (1.78) (1.96) 18.31 12.83% 38,591 1.30% 1.29% 1.59% 47.52%
Class C Shares
10/31/2023 16.65 (0.06) 1.73 1.67 — (1.58) (1.58) 16.74 10.59% 850 1.90% (0.38)% 1.97% 42.83%
10/31/2022 24.02 (0.03) (4.30) (4.33) — (3.04) (3.04) 16.65 (20.51)% 1,222 1.96% (0.16)% 2.14% 28.25%
10/31/2021 17.07 (0.17) 7.32 7.15 — (0.20) (0.20) 24.02 42.13% 2,066 1.96% (0.77)% 2.22% 39.73%
10/31/2020 17.13 (0.09) 1.03 0.94 (0.06) (0.94) (1.00) 17.07 5.53%(g) 1,877 2.07% (0.54)% 2.38% 38.94%
10/31/2019 17.25 0.01 1.70 1.71 (0.05) (1.78) (1.83) 17.13 11.90%(g) 2,268 2.10% 0.09% 2.39% 47.52%
Class R6 Shares
10/31/2023 18.96 0.12 1.98 2.10 (0.11) (1.58) (1.69) 19.37 11.67% 7,487 0.90% 0.62% 0.95% 42.83%
10/31/2022 26.89 0.17 (4.88) (4.71) (0.18) (3.04) (3.22) 18.96 (19.73)% 5,159 0.96% 0.80% 1.14% 28.25%
10/31/2021 18.99 0.05 8.16 8.21 (0.11) (0.20) (0.31) 26.89 43.56% 7,682 0.95% 0.22% 1.20% 39.73%
10/31/2020 18.92 0.11 1.15 1.26 (0.25) (0.94) (1.19) 18.99 6.78% 6,221 0.95% 0.59% 1.26% 38.94%
10/31/2019 18.85 0.27 1.83 2.10 (0.25) (1.78) (2.03) 18.92 13.20% 6,549 0.95% 1.53% 1.24% 47.52%
Institutional Service Class Shares
10/31/2023 18.97 0.11 1.97 2.08 (0.08) (1.58) (1.66) 19.39 11.58% 153,290 1.02% 0.57% 1.02% 42.83%
10/31/2022 26.89 0.16 (4.88) (4.72) (0.16) (3.04) (3.20) 18.97 (19.78)% 5,359 1.02% 0.76% 1.20% 28.25%
10/31/2021 18.99 0.03 8.16 8.19 (0.09) (0.20) (0.29) 26.89 43.44% 6,920 1.05% 0.14% 1.30% 39.73%
10/31/2020 18.93 0.09 1.16 1.25 (0.25) (0.94) (1.19) 18.99 6.70% 4,184 1.05% 0.49% 1.36% 38.94%
10/31/2019 18.86 0.29 1.79 2.08 (0.23) (1.78) (2.01) 18.93 13.07% 5,657 1.02% 1.59% 1.31% 47.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

94 - Financial Highlights - October 31, 2023 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 7.87 $ 0.13 $ 0.41 $ 0.54 $ (0.04) $ — $ (0.04) $ 8.37 6.85% $ 322 1.25% 1.41% 1.39% 81.93%
10/31/2022 13.67 0.11 (4.00) (3.89) (0.47) (1.44) (1.91) 7.87 (32.45)% 240 1.46% 1.12% 1.52% 85.43%
10/31/2021 9.66 0.13 3.96 4.09 (0.08) — (0.08) 13.67 42.50% 1,158 1.41% 1.00% 1.43% 73.74%
10/31/2020 9.78 0.07 0.06 0.13 (0.25) — (0.25) 9.66 1.23% 115 1.30% 0.79% 1.34% 91.59%
10/31/2019 10.21 0.11 0.77 0.88 (0.29) (1.02) (1.31) 9.78 11.01%(g) 108 1.25% 1.17% 1.29% 71.10%
Class R6 Shares
10/31/2023 7.95 0.16 0.43 0.59 (0.11) — (0.11) 8.43 7.28% 486,988 0.90% 1.79% 1.03% 81.93%
10/31/2022 13.76 0.16 (4.04) (3.88) (0.49) (1.44) (1.93) 7.95 (32.11)% 490,565 0.95% 1.62% 1.02% 85.43%
10/31/2021 9.72 0.13 4.03 4.16 (0.12) — (0.12) 13.76 43.01% 675,666 0.99% 1.03% 1.01% 73.74%
10/31/2020 9.82 0.10 0.06 0.16 (0.26) — (0.26) 9.72 1.50% 511,412 0.99% 1.11% 1.03% 91.59%
10/31/2019 10.24 0.13 0.78 0.91 (0.31) (1.02) (1.33) 9.82 11.37% 514,643 0.99% 1.42% 1.03% 71.10%
Institutional Service Class Shares
10/31/2023 7.94 0.15 0.41 0.56 (0.09) — (0.09) 8.41 7.03% 52,678 1.01% 1.69% 1.14% 81.93%
10/31/2022 13.73 0.14 (4.00) (3.86) (0.49) (1.44) (1.93) 7.94 (32.06)% 43,027 1.03% 1.50% 1.09% 85.43%
10/31/2021 9.70 0.13 4.01 4.14 (0.11) — (0.11) 13.73 42.84% 43,726 1.09% 1.03% 1.11% 73.74%
10/31/2020 9.81 0.10 0.04 0.14 (0.25) — (0.25) 9.70 1.37% 26,867 1.11% 1.01% 1.15% 91.59%
10/31/2019 10.24 0.13 0.77 0.90 (0.31) (1.02) (1.33) 9.81 11.20% 13,879 1.11% 1.33% 1.15% 71.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

96 - Financial Highlights - October 31, 2023 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Janus Henderson Overseas Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2023 $ 15.35 $ 0.26 $ 2.08 $ 2.34 $ (0.25) $ — $ (0.25) $ 17.44 15.23% $ 1,051 1.12% 1.41% 1.44% 40.07%(g)
10/31/2022 30.62 0.05 (13.56) (13.51) (h) — (1.76) (1.76) 15.35 (46.40)%(h) 1,271 1.09% 0.27% 1.20% 104.12%
10/31/2021 24.88 (0.14) 6.65 6.51 (i) (0.06) (0.71) (0.77) 30.62 26.44%(i) 3,634 1.05% (0.45)% 1.14% 19.84%
10/31/2020 18.04 0.21 6.74 6.95 (0.11) — (0.11) 24.88 38.57%(j) 1,584 1.06% 0.98% 1.18% 26.04%
10/31/2019(k)(l)  17.22 (0.01) 0.83 0.82 — — — 18.04 4.76%(j) 622 1.05% (0.67)% 2.26% 4.81%(g)
9/30/2019 17.91 — (0.23) (0.23) (0.06) (0.40) (0.46) 17.22 (0.88)% 593 1.05% 0.02% 2.36% 44.46%
Class R6 Shares(m)
10/31/2023 15.55 0.31 2.13 2.44 (0.35) — (0.35) 17.64 15.67% 11,062 0.75% 1.68% 1.07% 40.07%(g)
10/31/2022 30.88 0.16 (13.73) (13.57) (h) — (1.76) (1.76) 15.55 (46.19)%(h) 12,288 0.72% 0.87% 0.83% 104.12%
10/31/2021 25.00 (0.04) 6.70 6.66 (i) (0.07) (0.71) (0.78) 30.88 26.90%(i) 11,343 0.72% (0.13)% 0.81% 19.84%
10/31/2020 18.50 0.20 6.89 7.09 (0.59) — (0.59) 25.00 39.04%(j) 1,220 0.72% 0.96% 0.84% 26.04%
10/31/2019(k)(l)  17.65 (0.01) 0.86 0.85 — — — 18.50 4.82%(j) 437 0.72% (0.42)% 2.93% 4.81%(g)
9/30/2019 18.32 0.06 (0.24) (0.18) (0.09) (0.40) (0.49) 17.65 (0.60)% 5,619 0.79% 0.37% 1.62% 44.46%
Eagle Class Shares
10/31/2023 15.90 0.34 2.17 2.51 (0.36) — (0.36) 18.05 15.74%(j) 6 0.75% 1.80% 1.09% 40.07%(g)
10/31/2022 31.54 0.15 (14.03) (13.88) (h) — (1.76) (1.76) 15.90 (46.22)%(h)(j) 5 0.72% 0.74% 0.83% 104.12%
10/31/2021 25.58 (0.04) 6.78 6.74 (i) (0.07) (0.71) (0.78) 31.54 26.59%(i)(j) 9 0.73% (0.13)% 0.81% 19.84%
10/31/2020 18.53 0.21 6.98 7.19 (0.14) — (0.14) 25.58 38.87%(j) 7 0.83% 0.98% 0.94% 26.04%
10/31/2019(k)(l)  17.68 (0.01) 0.86 0.85 — — — 18.53 4.81%(j) 5 0.86% (0.49)% 2.06% 4.81%(g)
9/30/2019(n) 17.02 (0.01) 0.67 0.66 — — — 17.68 3.88% 5 0.86% (0.18)% 2.75% 44.46%
Institutional Service Class Shares
10/31/2023 15.85 0.25 2.18 2.43 (0.29) — (0.29) 17.99 15.35% 32,483 0.95% 1.37% 1.13% 40.07%(g)
10/31/2022 31.50 0.12 (14.01) (13.89) (h) — (1.76) (1.76) 15.85 (46.31)%(h) 190,471 0.95% 0.58% 1.05% 104.12%
10/31/2021 25.56 (0.11) 6.82 6.71 (i) (0.06) (0.71) (0.77) 31.50 26.52%(i) 280,400 0.97% (0.36)% 1.05% 19.84%
10/31/2020 18.52 0.17 7.00 7.17 (0.13) — (0.13) 25.56 38.73% 255,276 0.94% 0.80% 1.05% 26.04%
10/31/2019(k)(l)  17.67 (0.01) 0.86 0.85 — — — 18.52 4.81% 229,197 0.95% (0.47)% 0.97% 4.81%(g)
9/30/2019(n) 17.02 (0.02) 0.67 0.65 — — — 17.67 3.82% 5 0.97% (0.29)% 2.86% 44.46%

International Funds - October 31, 2023 - Financial Highlights - 97
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes settlement proceeds which impacted the Fund’s per share operations activity and total return. The per share impact was $0.23, $0.12, $0.18 and $0.16 per share for Class A, Class R6, Eagle Class and Institutional Service Class respectively. Excluding the settlement proceeds, the Class A, Class R6, Eagle Class and Institutional
Service Class total returns are -47.21%, -46.61%, -46.83% and -46.85%, respectively. (Note 12)
(i) Includes payment by Nationwide Retirement Solutions ("NRS"), an affiliate, to offset capital losses due to the sale of securities. The payment impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for all classes. Excluding the payment from NRS, the Class A, Class R6, Eagle Class and Institutional Service Class total returns are 26.40%, 26.86%, 26.55% and 26.48%, respectively.
(j) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k) For the period October 1, 2019 through October 31, 2019.
(l) Fiscal year end changed from September 30th to October 31st.
(m) Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(n) For the period from June 4, 2019 (commencement of operations) through September 30, 2019. Total return is calculated based on inception date of June 3, 2019 through
September 30, 2019.

98 - Notes to Financial Statements - October 31, 2023 - International Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2023, the Trust operates forty-eight (48) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Amundi Global High Yield Fund (“Global High Yield”)
Nationwide Amundi Strategic Income Fund (“Strategic Income”)
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
Nationwide Janus Henderson Overseas Fund ("Overseas")
The Funds, as applicable, currently offer Class A, Class C, Class M, Class R6, Eagle Class and Institutional Service
Class shares. Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus.
Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

International Funds - October 31, 2023 - Notes to Financial Statements - 99
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

100 - Notes to Financial Statements - October 31, 2023 - International Funds
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2023. Please refer to the Statements of Investments for additional information on portfolio holdings.
Global High Yield
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Security $ – $ 89,807 $ – $ 89,807
Common Stock – – 247,042 247,042
Convertible Bond – 159,745 – 159,745
Corporate Bonds
Air Freight & Logistics – 5,400 – 5,400
Automobile Components – 797,514 – 797,514
Automobiles – 108,976 – 108,976
Banks – 497,142 – 497,142
Building Products – 696,564 – 696,564
Capital Markets – 499,368 – 499,368
Chemicals – 2,180,627 – 2,180,627
Commercial Services & Supplies – 1,794,306 164,783 1,959,089
Construction Materials – 159,404 – 159,404
Consumer Finance – 3,047,322 – 3,047,322
Containers & Packaging – 524,038 – 524,038
Distributors – 376,477 – 376,477
Diversified REITs – 413,878 – 413,878
Diversified Telecommunication Services – 1,549,595 – 1,549,595
Electric Utilities – 631,210 – 631,210
Electrical Equipment – 282,485 – 282,485
Energy Equipment & Services – 1,195,285 – 1,195,285
Entertainment – 253,497 – 253,497
Financial Services – 1,513,293 – 1,513,293
Food Products – 442,535 – 442,535
Ground Transportation – 777,823 – 777,823
Health Care Providers & Services – 1,642,631 – 1,642,631
Hotels, Restaurants & Leisure – 3,494,232 – 3,494,232
Household Durables – 250,884 – 250,884
Household Products – 224,123 – 224,123
Independent Power and Renewable
Electricity Producers – 389,058 – 389,058
Machinery – 112,775 – 112,775
Marine Transportation – 188,898 – 188,898
Media – 1,023,892 – 1,023,892
Metals & Mining – 1,753,538 – 1,753,538
Oil, Gas & Consumable Fuels – 5,525,348 – 5,525,348
Passenger Airlines – 2,899,363 – 2,899,363
Personal Care Products – 249,390 – 249,390
Pharmaceuticals – 1,201,652 – 1,201,652
Real Estate Management & Development – 470,944 – 470,944
Software – 460,109 – 460,109
Specialty Retail – 689,446 – 689,446
Textiles, Apparel & Luxury Goods – 111,389 – 111,389
Trading Companies & Distributors – 231,469 – 231,469
Transportation Infrastructure – 322,207 – 322,207

International Funds - October 31, 2023 - Notes to Financial Statements - 101
Level 1 Level 2 Level 3 Total
Assets:
Water Utilities $ – $ 311,151 $ – $ 311,151
Total Corporate Bonds $ – $ 39,299,238 $ 164,783 $ 39,464,021
Credit Default Swaps† – 74,609 – 74,609
Forward Foreign Currency Contracts – 23,821 – 23,821
Loan Participations – 1,459,343 – 1,459,343
Repurchase Agreement – 2,351,255 – 2,351,255
Warrants 8,887 – – 8,887
Total $ 8,887 $ 43,457,818 $ 411,825 $ 43,878,530
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 25,191,535 $ – $ 25,191,535
Collateralized Mortgage Obligations – 29,005,121 – 29,005,121
Commercial Mortgage-Backed Securities – 7,922,306 – 7,922,306
Common Stock – – 187,316 187,316
Convertible Bond – 849,225 – 849,225
Corporate Bonds
Air Freight & Logistics – 6,600 – 6,600
Automobile Components – 710,040 – 710,040
Automobiles – 3,828,266 – 3,828,266
Banks – 34,645,854 – 34,645,854
Building Products – 127,208 – 127,208
Capital Markets – 8,852,775 – 8,852,775
Chemicals – 3,850,163 – 3,850,163
Communications Equipment – 416,044 – 416,044
Consumer Finance – 8,077,740 – 8,077,740
Diversified REITs – 939,739 – 939,739
Diversified Telecommunication Services – 2,461,838 – 2,461,838
Electric Utilities – 6,021,132 – 6,021,132
Electrical Equipment – 1,066,697 – 1,066,697
Energy Equipment & Services – 1,112,568 – 1,112,568
Financial Services – 10,038,725 – 10,038,725
Food Products – 1,831,370 – 1,831,370
Gas Utilities – 973,150 – 973,150
Ground Transportation – 428,811 – 428,811
Health Care Providers & Services – 806,965 – 806,965
Health Care REITs – 1,830,882 – 1,830,882
Hotels, Restaurants & Leisure – 4,989,965 – 4,989,965
Household Durables – 588,039 – 588,039
Insurance – 9,399,299 – 9,399,299
Machinery – 1,815,881 – 1,815,881
Media – 1,362,448 – 1,362,448
Metals & Mining – 527,343 – 527,343
Multi-Utilities – 556,555 – 556,555
Office REITs – 2,207,008 – 2,207,008
Oil, Gas & Consumable Fuels – 10,457,390 – 10,457,390
Passenger Airlines – 3,504,107 – 3,504,107
Personal Care Products – 1,379,602 – 1,379,602
Pharmaceuticals – – – –
Real Estate Management & Development – 412,450 – 412,450
Residential REITs – 1,213,603 – 1,213,603
Semiconductors & Semiconductor
Equipment – 380,346 – 380,346
Wireless Telecommunication Services – 1,752,598 – 1,752,598
Total Corporate Bonds $ – $ 128,573,201 $ – $ 128,573,201
Credit Default Swaps† – 182,871 – 182,871

102 - Notes to Financial Statements - October 31, 2023 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Foreign Government Security $ – $ 380,789 $ – $ 380,789
Forward Foreign Currency Contracts – 13,177 – 13,177
Futures Contracts# 2,958,981 – – 2,958,981
Loan Participations – 719,370 – 719,370
Repurchase Agreement – 3,265,622 – 3,265,622
Short-Term Investment – 8,992,080 – 8,992,080
Warrants 7,677 – – 7,677
Total Assets $ 2,966,658 $ 205,095,297 $ 187,316 $ 208,249,271
Liabilities:
Futures Contracts# $ (511,825) $ – $ – $ (511,825)
Total Liabilities $ (511,825) $ – $ – $ (511,825)
Total $ 2,454,833 $ 205,095,297 $ 187,316 $ 207,737,446
International Equities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,876,582 $ – $ 1,876,582
Air Freight & Logistics – 1,877,806 – 1,877,806
Automobile Components – 1,515,967 – 1,515,967
Automobiles – 8,548,724 – 8,548,724
Banks – 15,036,128 – 15,036,128
Beverages – 2,624,133 – 2,624,133
Broadline Retail 577,779 1,035,103 – 1,612,882
Building Products – 1,092,448 – 1,092,448
Capital Markets – 2,970,373 – 2,970,373
Chemicals – 3,215,552 – 3,215,552
Construction & Engineering – 1,478,189 – 1,478,189
Construction Materials 1,446,390 1,798,226 – 3,244,616
Consumer Staples Distribution & Retail – 3,285,764 – 3,285,764
Diversified Consumer Services – 1,158,353 – 1,158,353
Diversified Telecommunication Services – 866,777 – 866,777
Electric Utilities – 2,218,601 – 2,218,601
Electrical Equipment – 4,856,348 – 4,856,348
Electronic Equipment, Instruments &
Components – 697,242 – 697,242
Entertainment – 828,024 – 828,024
Financial Services – 1,685,022 – 1,685,022
Food Products – 2,481,330 – 2,481,330
Gas Utilities – 1,132,783 – 1,132,783
Health Care Equipment & Supplies – 1,429,467 – 1,429,467
Household Durables – 2,249,242 – 2,249,242
Household Products – 1,750,742 – 1,750,742
Industrial Conglomerates – 3,508,583 – 3,508,583
Insurance – 7,441,844 – 7,441,844
Interactive Media & Services – 555,673 – 555,673
IT Services – 3,940,578 – 3,940,578
Machinery – 3,006,134 – 3,006,134
Marine Transportation – 998,486 – 998,486
Media – 992,540 – 992,540
Metals & Mining – 5,075,690 – 5,075,690
Multi-Utilities – 1,538,285 – 1,538,285
Oil, Gas & Consumable Fuels 2,032,027 8,320,700 – 10,352,727
Personal Care Products – 4,956,686 – 4,956,686
Pharmaceuticals 2,149,820 14,820,428 – 16,970,248
Professional Services – 5,262,639 – 5,262,639
Real Estate Management & Development – 644,237 – 644,237

International Funds - October 31, 2023 - Notes to Financial Statements - 103
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 4,202,390 $ 3,885,714 $ – $ 8,088,104
Software – 1,741,997 – 1,741,997
Specialty Retail – 2,590,355 – 2,590,355
Technology Hardware, Storage &
Peripherals – 1,940,269 – 1,940,269
Textiles, Apparel & Luxury Goods – 5,008,111 – 5,008,111
Trading Companies & Distributors – 5,873,839 – 5,873,839
Wireless Telecommunication Services – 1,738,689 – 1,738,689
Total Common Stocks $ 10,408,406 $ 151,550,403 $ – $ 161,958,809
Exchange Traded Fund 404,600 – – 404,600
Repurchase Agreement – 966,003 – 966,003
Total $ 10,813,006 $ 152,516,406 $ – $ 163,329,412
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ 2,722,820 $ 2,088,121 $ – $ 4,810,941
Automobiles 1,458,665 – – 1,458,665
Banks 2,126,184 7,389,026 – 9,515,210
Biotechnology 6,262,886 1,410,970 – 7,673,856
Broadline Retail 7,048,825 – – 7,048,825
Building Products 1,379,343 – – 1,379,343
Capital Markets 4,182,208 4,327,368 – 8,509,576
Chemicals 9,545,048 – – 9,545,048
Commercial Services & Supplies 5,335,896 – – 5,335,896
Consumer Finance 842,088 – – 842,088
Consumer Staples Distribution & Retail 2,913,016 – – 2,913,016
Diversified Telecommunication Services – 2,973,834 – 2,973,834
Electrical Equipment 1,797,819 1,177,705 – 2,975,524
Electronic Equipment, Instruments &
Components 1,520,671 5,148,357 – 6,669,028
Entertainment 4,842,946 1,654,181 – 6,497,127
Financial Services 7,579,249 – – 7,579,249
Food Products – 3,705,710 – 3,705,710
Ground Transportation 3,288,963 – – 3,288,963
Health Care Equipment & Supplies – 5,632,974 – 5,632,974
Health Care Providers & Services 7,588,324 – – 7,588,324
Hotels, Restaurants & Leisure 2,648,395 650,386 – 3,298,781
Household Durables – 3,625,056 – 3,625,056
Industrial REITs 1,230,057 – – 1,230,057
Insurance 3,721,881 3,930,890 – 7,652,771
Interactive Media & Services 4,614,535 – – 4,614,535
Leisure Products 1,213,849 – – 1,213,849
Life Sciences Tools & Services 1,395,394 – – 1,395,394
Machinery 2,550,441 1,606,349 – 4,156,790
Oil, Gas & Consumable Fuels 4,473,223 4,258,470 – 8,731,693
Personal Care Products – 5,119,351 – 5,119,351
Pharmaceuticals 4,677,939 2,784,030 – 7,461,969
Semiconductors & Semiconductor
Equipment 9,723,900 – – 9,723,900
Software 22,318,194 – – 22,318,194
Specialty Retail 3,782,078 – – 3,782,078
Trading Companies & Distributors – 2,118,315 – 2,118,315
Wireless Telecommunication Services – 1,899,377 – 1,899,377
Total Common Stocks $ 132,784,837 $ 61,500,470 $ – $ 194,285,307

104 - Notes to Financial Statements - October 31, 2023 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreement $ – $ 1,442,935 $ – $ 1,442,935
Total $ 132,784,837 $ 62,943,405 $ – $ 195,728,242
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 5,616,106 $ – $ 5,616,106
Automobile Components – 9,987,788 – 9,987,788
Banks 6,569,726 30,373,742 – 36,943,468
Biotechnology 9,237,419 2,262,550 – 11,499,969
Broadline Retail – 5,603,666 – 5,603,666
Building Products – 2,519,097 – 2,519,097
Capital Markets – 5,319,950 – 5,319,950
Chemicals 1,217,208 20,680,091 – 21,897,299
Commercial Services & Supplies – 4,343,529 – 4,343,529
Construction & Engineering – 8,533,716 – 8,533,716
Construction Materials – 4,886,574 – 4,886,574
Consumer Finance – 8,581,674 – 8,581,674
Consumer Staples Distribution & Retail – 1,842,890 – 1,842,890
Containers & Packaging – 6,767,934 – 6,767,934
Distributors – 1,206,792 – 1,206,792
Diversified REITs – 4,969,872 – 4,969,872
Diversified Telecommunication Services – 5,025,780 – 5,025,780
Electric Utilities – 4,157,337 – 4,157,337
Electrical Equipment – 762,834 – 762,834
Electronic Equipment, Instruments &
Components – 10,361,332 – 10,361,332
Energy Equipment & Services – 5,252,406 – 5,252,406
Entertainment 837,287 848,834 – 1,686,121
Financial Services 2,952,835 12,074,479 – 15,027,314
Food Products – 12,683,319 – 12,683,319
Gas Utilities – 7,209,840 – 7,209,840
Ground Transportation 3,489,586 7,178,069 – 10,667,655
Health Care Equipment & Supplies – 12,587,561 – 12,587,561
Hotels, Restaurants & Leisure 1,276,385 15,679,811 – 16,956,196
Household Durables – 10,710,673 – 10,710,673
Independent Power and Renewable
Electricity Producers – 1,159,835 – 1,159,835
Industrial Conglomerates – 9,138,275 – 9,138,275
Industrial REITs – 4,111,642 – 4,111,642
Insurance – 15,163,002 – 15,163,002
Interactive Media & Services 859,614 – – 859,614
IT Services 7,725,804 5,102,065 – 12,827,869
Life Sciences Tools & Services 2,517,568 9,791,129 – 12,308,697
Machinery – 39,114,285 – 39,114,285
Marine Transportation – 1,337,043 – 1,337,043
Media – 9,296,966 – 9,296,966
Metals & Mining 9,127,173 5,945,273 – 15,072,446
Office REITs – 498,859 – 498,859
Oil, Gas & Consumable Fuels 3,563,950 10,734,543 – 14,298,493
Passenger Airlines – 3,011,564 – 3,011,564
Pharmaceuticals 2,521,588 2,679,606 – 5,201,194
Professional Services – 10,875,738 – 10,875,738
Real Estate Management & Development 9,632,260 22,250,658 – 31,882,918
Residential REITs 4,365,807 2,683,887 – 7,049,694
Retail REITs – 8,059,114 – 8,059,114

International Funds - October 31, 2023 - Notes to Financial Statements - 105
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 12,948,613 $ – $ 12,948,613
Software 6,676,515 2,103,694 – 8,780,209
Specialized REITs – 4,798,652 – 4,798,652
Specialty Retail – 9,204,265 – 9,204,265
Textiles, Apparel & Luxury Goods – 7,061,486 – 7,061,486
Trading Companies & Distributors – 8,408,088 – 8,408,088
Transportation Infrastructure – 6,856,809 – 6,856,809
Water Utilities 2,695,202 3,406,641 – 6,101,843
Wireless Telecommunication Services 5,048,594 – – 5,048,594
Total Common Stocks $ 80,314,521 $ 443,769,978 $ – $ 524,084,499
Exchange Traded Fund 9,554,504 – – 9,554,504
Repurchase Agreement – 3,075,407 – 3,075,407
Rights – – – –
Total $ 89,869,025 $ 446,845,385 $ – $ 536,714,410
Overseas
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 2,316,584 $ – $ 2,316,584
Automobiles – 651,603 – 651,603
Banks – 5,734,031 – 5,734,031
Beverages – 2,224,838 – 2,224,838
Biotechnology 993,010 – – 993,010
Broadline Retail – 390,901 – 390,901
Commercial Services & Supplies – 1,614,671 – 1,614,671
Diversified Telecommunication Services – 1,890,679 – 1,890,679
Electronic Equipment, Instruments &
Components – 2,086,026 – 2,086,026
Entertainment 1,251,363 – – 1,251,363
Ground Transportation 397,019 140,861 – 537,880
Health Care Equipment & Supplies – 865,288 – 865,288
Hotels, Restaurants & Leisure – 1,099,957 – 1,099,957
Insurance – 3,766,466 – 3,766,466
Metals & Mining 1,772,127 – – 1,772,127
Oil, Gas & Consumable Fuels 1,769,501 1,578,203 – 3,347,704
Personal Care Products – 1,428,331 – 1,428,331
Pharmaceuticals – 3,629,075 – 3,629,075
Semiconductors & Semiconductor
Equipment – 4,365,817 – 4,365,817
Textiles, Apparel & Luxury Goods – 1,990,570 – 1,990,570
Trading Companies & Distributors – 1,190,682 – 1,190,682
Total Common Stocks $ 6,183,020 $ 36,964,583 $ – $ 43,147,603
Repurchase Agreement – 112,632 – 112,632
Total $ 6,183,020 $ 37,077,215 $ – $ 43,260,235
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of October 31, 2023, Global High Yield held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

106 - Notes to Financial Statements - October 31, 2023 - International Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2023, the Funds did not have overdrawn balances.
As of October 31, 2023, Strategic income held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.
As of October 31, 2023, Global Sustainable Equity held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of October 31, 2023, International Small Cap held one rights investment that was categorized as a Level 3 investment which was valued at $0.
Global High Yield
Common
Stocks
Corporate
Bonds Total
Balance as of 10/31/2022 $ — $ — $ —
Accrued Accretion/(Amortization) — 1,399 1,399
Realized Gains (Losses) — (21) (21)
Purchases
*
— 197,953 197,953
Sales — 21 21
Change in Unrealized Appreciation/Depreciation (7,176) (34,569) (41,745)
Transfers into Level 3 254,218 — 254,218
Transfers out of Level 3 — — —
Balance as of 10/31/2023 $ 247,042 $ 164,783 $ 411,825
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
10/31/2023 ** $ (7,176) $ (34,569) $ (41,745)
Strategic Income
Common
Stocks Total
Balance as of 10/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (5,441) (5,441)
Transfers into Level 3 192,757 192,757
Transfers out of Level 3 — —
Balance as of 10/31/2023 $ 187,316 $ 187,316
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2023 ** $ (5,441) $ (5,441)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

International Funds - October 31, 2023 - Notes to Financial Statements - 107
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.

108 - Notes to Financial Statements - October 31, 2023 - International Funds
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
As of October 31, 2023, the Funds had no open option contracts.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an

International Funds - October 31, 2023 - Notes to Financial Statements - 109
equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2023 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward

110 - Notes to Financial Statements - October 31, 2023 - International Funds
foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

International Funds - October 31, 2023 - Notes to Financial Statements - 111
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2023:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2023:
Global High Yield
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 74,609
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 23,821
Total $ 98,430
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ 182,871
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 13,177
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 2,958,981
Total $ 3,155,029
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (511,825)
Total $ (511,825)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Global High Yield
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (1,442,782)
Forward Foreign Currency Contracts
Currency risk (236,291)
Total $ (1,679,073)
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (2,112,143)
Forward Foreign Currency Contracts
Currency risk (483,754)
Futures Contracts
Interest rate risk 3,556,281
Total $ 960,384

112 - Notes to Financial Statements - October 31, 2023 - International Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2023:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2023, certain Funds may have entered into futures contracts, centrally cleared swaps and forward foreign currency contracts. The futures contract agreement and centrally cleared swaps agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Global High Yield
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk 704,026
Forward Foreign Currency Contracts
Currency risk 59,726
Total $ 763,752
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk 108,361
Forward Foreign Currency Contracts
Currency risk 51,566
Futures Contracts
Interest rate risk 434,759
Total $ 594,686
Global High Yield
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 12,990,000
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold $ 7,483,914
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 57,915,385
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 81,534
Average Settlement Value Sold $ 4,741,879
Futures Contracts:
Average Notional Balance Long $ 19,800,895
Average Notional Balance Short $ 50,243,646

International Funds - October 31, 2023 - Notes to Financial Statements - 113
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2023:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of October 31, 2023, the Funds did not have unfunded loan commitments.
(i) Securities Lending
During the year ended October 31, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of
Global High Yield
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
HSBC Bank N.A.
Forward Foreign
Currency Contracts $ 21,450 $ — $ — $ 21,450
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 2,371 — — 2,371
Total $ 23,821 $ – $ — $ 23,821
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ 431 $ — $ — $ 431
HSBC Bank, N.A.
Forward Foreign
Currency Contracts 9,193 — — 9,193
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 3,553 — — 3,553
Total $ 13,177 $ – $ — $ 13,177

114 - Notes to Financial Statements - October 31, 2023 - International Funds
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the year ended October 31, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Global High Yield $ 2,351,255
Strategic Income 3,265,622
International Equities 966,003
Global Sustainable Equity 1,442,935
International Small Cap 3,075,407
Overseas 112,632

International Funds - October 31, 2023 - Notes to Financial Statements - 115
of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2023, the joint repos on a gross basis were as follows:
CF Secured, LLC, 5.30%, dated 10/31/2023, due 11/1/2023, repurchase price $74,106,874, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 11/15/2023 - 8/15/2053; total market value $75,589,014.
Global High Yield
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,351,255 $ – $ 2,351,255 $ (2,351,255) $ –
Total $ 2,351,255 $ – $ 2,351,255 $ (2,351,255) $ –
Strategic Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,265,622 $ – $ 3,265,622 $ (3,265,622) $ –
Total $ 3,265,622 $ – $ 3,265,622 $ (3,265,622) $ –
International Equities
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 966,003 $ – $ 966,003 $ (966,003) $ –
Total $ 966,003 $ – $ 966,003 $ (966,003) $ –

116 - Notes to Financial Statements - October 31, 2023 - International Funds
(k) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
Global Sustainable Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,442,935 $ – $ 1,442,935 $ (1,442,935) $ –
Total $ 1,442,935 $ – $ 1,442,935 $ (1,442,935) $ –
International Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,075,407 $ – $ 3,075,407 $ (3,075,407) $ –
Total $ 3,075,407 $ – $ 3,075,407 $ (3,075,407) $ –
Overseas
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 112,632 $ – $ 112,632 $ (112,632) $ –
Total $ 112,632 $ – $ 112,632 $ (112,632) $ –
* As of October 31, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

International Funds - October 31, 2023 - Notes to Financial Statements - 117
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(l) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Global High Yield and Strategic Income, and are declared and paid quarterly for International Equities, Global Sustainable Equity, International Small Cap, and
Overseas. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2023 are primarily attributable to foreign currency gain/
loss, treatment of notional principal contracts, investments in passive foreign investment companies ("PFICs"), foreign capital gains tax, and redemptions in-kind. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2023 may primarily be attributable to mark-to-market adjustments on forwards, defaulted bond interest, treatment of corporate actions, outstanding wash sale loss deferrals, treatment of notional principal contracts, mark-to-
market adjustments on futures, investments in PFICs, and amortization. These reclassifications have no effect upon the NAV of a
Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2023 were as follows:
(m) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be
Fund Capital
Total
Distributable
Earnings (Loss)
Global High Yield $ – $ –
Strategic Income – –
International Equities – –
Global Sustainable Equity – –
International Small Cap – –
Overseas 17,917,020 (17,917,020)

118 - Notes to Financial Statements - October 31, 2023 - International Funds
sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(n) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(o) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund. For U.S. income tax purposes, when EU reclaims are received by the Fund and the Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2023, the subadviser for each Fund is as follows:
Fund Subadviser
Global High Yield
Amundi Asset Management US, Inc.
("Amundi")
Strategic Income Amundi
International Equities Bailard, Inc.
Global Sustainable Equity UBS Asset Management (Americas) Inc.
International Small Cap Wellington Management Company LLP
Overseas Janus Henderson Investors US LLC

International Funds - October 31, 2023 - Notes to Financial Statements - 119
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended October 31, 2023, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 29, 2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not
Fund Fee Schedule
Advisory Fee
(annual rate)
Global High Yield Up to $500 million 0.64%
$500 million and more 0.62%
Strategic Income Up to $500 million 0.55%
$500 million and more 0.50%
International Equities Up to $1 billion 0.75%
$1 billion and more 0.70%
Global Sustainable Equity Up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million up to $1 billion 0.68%
$1 billion and more 0.65%
International Small Cap Up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
Overseas Up to $200 million 0.70%
$200 million up to $500 million 0.68%
$500 million and more 0.65%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
*
Effective Advisory Fee
Rate After Expense
Reimbursements
Global High Yield 0.64% 0.34%
Strategic Income 0.55 0.34
International Equities 0.75 0.75
Global Sustainable Equity 0.75 0.73
International Small Cap 0.95 0.81
Overseas 0.70 0.50
Fund Classes
Amount
(annual rate)
Global High Yield All Classes 0.70%
Strategic Income All Classes 0.49
International Equities All Classes 1.10
Global Sustainable Equity All Classes 0.90
International Small Cap All Classes 0.89
Overseas All Classes 0.72

120 - Notes to Financial Statements - October 31, 2023 - International Funds
permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2023, NFM earned an aggregate of $566,139 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2023, the Funds’ aggregate portion of such costs amounted to $5,706.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
1.00% of the average daily net assets of Class C shares of each Fund (0.75% of which may be a distribution fee and 0.25% service fee)
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and
Fund
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount Total
Global High Yield $ 179,168 $ 173,383 $ 133,514 $ 486,065
Strategic Income 370,812 334,132 326,718 1,031,662
International Equities — — — —
Global Sustainable Equity 150,314 99,623 28,717 278,654
International Small Cap 141,089 407,730 797,311 1,346,130
Overseas 249,610 252,496 232,879 734,985
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

International Funds - October 31, 2023 - Notes to Financial Statements - 121
are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2023, the Funds imposed aggregate front-end sales charges of $15,910. From these fees, NFD retained a portion amounting to $2,407.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase and Class C shares redemptions made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for International Equities, Global Sustainable Equity, International
Small Cap, and Overseas. Applicable Class A CDSCs are 0.75% for Global High Yield and Strategic Income. Class C CDSCs are
1.00% for all Funds. During the year ended October 31, 2023, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class C, Eagle Class, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2023, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2023, each Fund’s total administrative services fees were as follows:
As of October 31, 2023, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Fund Class A Class C
Institutional
Service Class
Global High Yield 0.08% 0.06% 0.12%
Strategic Income 0.16 0.09 0.12
International Equities 0.08 0.05 0.04
Global Sustainable Equity 0.10 N/A 0.16
International Small Cap 0.11 N/A 0.11
Overseas 0.12 N/A 0.22
N/A — Not Applicable.
Fund Amount
Global High Yield $ 1,410
Strategic Income 118,598
International Equities 4,675
Global Sustainable Equity 185,069
International Small Cap 57,712
Overseas 236,428
Fund
% of Shares
Outstanding
Owned
Global High Yield 96.33%
Strategic Income 28.62
International Equities —
Global Sustainable Equity 74.15
International Small Cap 58.25
Overseas 53.28

122 - Notes to Financial Statements - October 31, 2023 - International Funds
On April 10, 2023, shares of certain Funds were redeemed for investments. The net realized gain on investments delivered through these in-kind redemptions is included in the accompanying Statements of Operations. The amount of in-kind redemptions is also included in capital transactions and share transactions in the accompanying Statements of Changes in Net Assets. The
Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 3, 2024.
During the year ended October 31, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
Overseas
Class Date of
Net Asset
of In-Kind
Redemption Shares
Security Market
Value Cash
Realized Gain/
(Loss)
Institutional Service Class 4/10/2023 $ 122,797,453 $ 6,332,279 $ 115,294,990 $ 7,502,463 $ 18,230,527
Fund Purchases
*
Sales
*
Global High Yield $ 18,776,327 $ 20,764,872
Strategic Income 147,923,481 68,178,333
International Equities 79,279,174 82,606,060
Global Sustainable Equity 195,095,293 56,712,937
International Small Cap 477,526,862 500,950,739
Overseas 47,046,612 128,813,828#
* Includes purchases and sales of long-term U.S. Government securities, if any.
# Sales exclude securities delivered in-kind. (See Note 3)

International Funds - October 31, 2023 - Notes to Financial Statements - 123
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class

124 - Notes to Financial Statements - October 31, 2023 - International Funds
security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(f) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

International Funds - October 31, 2023 - Notes to Financial Statements - 125
(g) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
On September 20, 2023, the SEC amended adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September
30, 2024, for certain legacy contracts. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.

126 - Notes to Financial Statements - October 31, 2023 - International Funds
9. Other
As of October 31, 2023, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended October 31, 2023, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
As of October 31, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
The tax character of distributions paid during the year ended October 31, 2022 was as follows:
Fund % of Shares
Number of
Accounts
Global High Yield 78.67% 3(a)
Strategic Income 62.16 5
International Equities 87.92 1
Global Sustainable Equity 78.26 3(a)
International Small Cap 34.32 2(a)
Overseas 92.69 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
International Small Cap $ 379
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Global High Yield $ 3,842,216 $ – $ 3,842,216 $ – $ 3,842,216
Strategic Income 12,741,193 1,544,111 14,285,304 – 14,285,304
International Equities 4,377,725 – 4,377,725 – 4,377,725
Global Sustainable Equity 169,960 3,939,962 4,109,922 – 4,109,922
International Small Cap 6,860,890 – 6,860,890 – 6,860,890
Overseas 3,730,101 – 3,730,101 – 3,730,101
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Global High Yield $ 6,950,482 $ – $ 6,950,482 $ – $ 6,950,482
Strategic Income 6,062,698 – 6,062,698 – 6,062,698
International Equities 6,834,862 – 6,834,862 – 6,834,862
Global Sustainable Equity 2,895,124 4,856,082 7,751,206 – 7,751,206
International Small Cap 58,921,643 44,791,622 103,713,265 – 103,713,265
Overseas 3,356,882 13,538,071 16,894,953 – 16,894,953
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

International Funds - October 31, 2023 - Notes to Financial Statements - 127
As of October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2023, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2023.
During the year ended October 31, 2023, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
12. Settlement Proceeds
During the year ended October 31, 2022, Overseas reached a settlement agreement in the amount of $2,049,674 from a former subadvisor. These settlement proceeds are reflected in the Statements of Changes in Net Assets and Financial Highlights.
13. Subsequent Events
On September 13, 2023, the Board of Trustees of Nationwide Mutual Funds considered and approved a proposal to convert existing Class C shares of the Funds to Class A shares of the Funds and to terminate Class C shares. The conversion is expected to occur on or about February 9, 2024 (the “Conversion Date”). Until the Conversion Date, current Class C shareholders may purchase, redeem, or exchange their Class C shares in the manner set forth in the Prospectus, however, effective December 15,
2023, Class C shares of the Funds will no longer be available for purchase by new shareholders.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Global High Yield $ 1,335,769 $ – $ 1,335,769 $ – $ – $ (14,695,505) $ (9,385,640) $ (22,745,376)
Strategic Income 1,974,593 – 1,974,593 22,512 – (694,368) (17,261,887) (15,959,150)
International
Equities 2,443,346 – 2,443,346 – – (11,313,760) 18,180,959 9,310,545
Global Sustainable
Equity 609,181 – 609,181 – – (7,799) 15,372,777 15,974,159
International Small
Cap 10,876,363 – 10,876,363 – – (33,113,224) (62,331,491) (84,568,352)
Overseas 1,534,387 – 1,534,387 – – (13,647,577) 3,786,595 (8,326,595)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Global High Yield $ 53,047,808 $ 263,051 $ (9,511,308) $ (9,248,257)
Strategic Income 224,700,561 4,249,698 (21,421,066) (17,171,368)
International Equities 145,122,539 26,015,250 (7,808,377) 18,206,873
Global Sustainable Equity 180,351,712 25,402,288 (10,025,758) 15,376,530
International Small Cap 599,007,690 39,744,867 (102,038,147) (62,293,280)
Overseas 39,468,145 5,533,071 (1,740,981) 3,792,090
Fund Amount
Global High Yield $ (14,695,505)
Strategic Income (694,368)
International Equities (11,313,760)
Global Sustainable Equity (7,799)
International Small Cap (33,113,224)
Overseas (13,647,577)
Fund Utilized
International Equities $ 922,102
Overseas 10,830,572

128 - Notes to Financial Statements - October 31, 2023 - International Funds
On December 5, 2023, the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons”, considered and approved a proposal to liquidate the Nationwide Amundi Global High Yield Fund ("Global High Yield"), a series of the Trust. Global High Yield will be liquidated pursuant to a Board-approved Plan of Liquidation and Dissolution on or about
January 26, 2024.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

International Funds - October 31, 2023 - Report of Independent Registered Public Accounting Firm - 129
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Amundi Global High Yield
Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard International Equities Fund, Nationwide Global
Sustainable Equity Fund, Nationwide International Small Cap Fund and Nationwide Janus Henderson Overseas Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard International Equities Fund,
Nationwide Global Sustainable Equity Fund, Nationwide International Small Cap Fund and Nationwide Janus Henderson Overseas
Fund (six of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31,
2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October
31, 2023 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

130 - Supplemental Information - October 31, 2023 (Unaudited) - International Funds
Other Federal Tax Information
For the year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended October 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2022, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Global High Yield – %
Strategic Income 0 .55
International Equities 0 .05
Global Sustainable Equity 74 .51
International Small Cap –
Overseas 0 .96
Fund Amount
Global High Yield $ –
Strategic Income 1,544,111
International Equities –
Global Sustainable Equity 3,939,962
International Small Cap –
Overseas –
Fund Amount Per Share
Global High Yield $ – $ –
Strategic Income – –
International Equities 4,939,403 0.2386
Global Sustainable Equity – –
International Small Cap 12,538,102 0.1956
Overseas 1,798,007 0.7211
Fund Amount Per Share
Global High Yield $ – $ –
Strategic Income – –
International Equities 355,407 0.0172
Global Sustainable Equity – –
International Small Cap 793,194 0.0124
Overseas 254,318 0.1020

International Funds - October 31, 2023 - Management Information - 131
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are forty-
eight (48) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Fund Advisors, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships Held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships Held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation
Committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships Held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

132 - Management Information - October 31, 2023 - International Funds
Interested Trustee
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 117
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 117
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships Held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships Held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 117
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships Held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 117
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming the Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships Held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - October 31, 2023 - Management Information - 133
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Fund Advisors and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Fund Advisors and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, and Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Fund Advisors, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Fund Advisors and is a Vice President of
Nationwide Mutual Insurance Company.
=
1
Benjamin Hoecherl
Year of Birth Positions Held with Funds and Length of Time Served
1976 Senior Vice President, Head of Business and Product Development since December 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Hoecherl is Senior Vice President, Head of Business and Product Development for Nationwide Fund Advisors and is a Vice President of Nationwide
Mutual Insurance Company.
=
1
He previously served as AVP for Nationwide ProAccount within Nationwide Retirement Solutions

134 - Market Index Definitions - October 31, 2023 - International Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

International Funds - October 31, 2023 - Market Index Definitions - 135
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

136 - Market Index Definitions - October 31, 2023 - International Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

International Funds - October 31, 2023 - Market Index Definitions - 137
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

138 - Market Index Definitions - October 31, 2023 - International Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

International Funds - October 31, 2023 - Glossary - 139
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds.
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

140 - Glossary - October 31, 2023 - International Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500
®
Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market Capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Mutual Fund: A pooled, diversified portfolio of securities managed by a professional portfolio manager. The pooled funds come from individual investors who purchase shares of the mutual fund.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.

International Funds - October 31, 2023 - Glossary - 141
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Share: Also known as stocks or shares of stock, are a portion of ownership of a company’s equity. The value of a share is based on how the company divided its equity into units. Shares entitle the share owner to a portion of the company’s profits (or gain in stock price). This also applies to a drop in the stock price, as the value of the share will go down with it.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-INT (12-23)
Call 800-848-0920 to request a summary prospectus, statutory prospectus, or SAI. You can also download regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
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Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)   If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3)   If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)    The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit and operations committee.
3(a)(2)    The audit committee financial expert of the registrant’s board of trustees is Carol A. Kosel, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d)
:    The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers
LLP
(“PwC”), for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023, respectively.

	2022	2023

Audit Fees	$1,306,400	$1,322,500
Audit-Related Fees	$18,200	$0
Tax Fees (a)	$31,420	$37,749
All Other Fees	$0	$0

Total	$1,356,020	$1,360,249

(a)
Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023, respectively.

	2022	2023

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures.  The Audit and Operations Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as:  (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2022 and October 31, 2023, respectively:

	2022	2023

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2022 and October 31, 2023, respectively:

	2022	2023

Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal year ended October 31, 2023, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal years ended October 31, 2022 and October 31, 2023, were $320,413 and $1,970,000, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit and Operations Committee has considered whether the provision by PwC of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence
.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Not Applicable.

Item 6.    Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;

(3)

Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)

Total number of shares or, for debt securities, principal amount divested;
(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of December 5, 2023 are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form.

 (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

coe

 (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2 (a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

cert302

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

cert906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                   _____/s David Majewski______________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                        NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                   ___/s Kevin T. Jestice_____________
Name:    Kevin T. Jestice
Title:      Principal Executive Officer
Date:      December 22, 2023

By (Signature and Title)*                   __/s David Majewski______________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      December 22, 2023

*
Print the name and title of each signing officer under his or her signature.